UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Items 1, 6 and 7 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The two companion submissions (the “first companion submission” and the “second companion submission”) to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Items 1, 6 and 7 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Items 1, 6 and 7, the companion submissions will be identical in all material respects to this initial filing.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

●	PIMCO All Asset Fund Class A
●	PIMCO All Asset Fund Administrative Class
●	PIMCO All Asset Fund Class C
●	PIMCO All Asset Fund Institutional Class
●	PIMCO All Asset Fund I-2
●	PIMCO All Asset Fund Class R
●	PIMCO All Asset Fund I-3
●	PIMCO All Asset All Authority Fund Class A
●	PIMCO All Asset All Authority Fund Class C
●	PIMCO All Asset All Authority Fund Institutional Class
●	PIMCO All Asset All Authority Fund I-2
●	PIMCO All Asset All Authority Fund I-3
●	PIMCO Global Core Asset Allocation Fund Class A
●	PIMCO Global Core Asset Allocation Fund Class C
●	PIMCO Global Core Asset Allocation Fund Institutional Class
●	PIMCO Global Core Asset Allocation Fund I-2
●	PIMCO Climate Bond Fund Class A
●	PIMCO Climate Bond Fund Class C
●	PIMCO Climate Bond Fund Institutional Class
●	PIMCO Climate Bond Fund I-2
●	PIMCO Climate Bond Fund I-3
●	PIMCO Dynamic Bond Fund Class A
●	PIMCO Dynamic Bond Fund Class C
●	PIMCO Dynamic Bond Fund Institutional Class
●	PIMCO Dynamic Bond Fund I-2
●	PIMCO Dynamic Bond Fund Class R
●	PIMCO Dynamic Bond Fund I-3
●	PIMCO Extended Duration Fund Institutional Class
●	PIMCO Extended Duration Fund I-2
●	PIMCO GNMA and Government Securities Fund Class A
●	PIMCO GNMA and Government Securities Fund Class C
●	PIMCO GNMA and Government Securities Fund Institutional Class
●	PIMCO GNMA and Government Securities Fund I-2
●	PIMCO GNMA and Government Securities Fund I-3
●	PIMCO Investment Grade Credit Bond Fund Class A
●	PIMCO Investment Grade Credit Bond Fund Administrative Class
●	PIMCO Investment Grade Credit Bond Fund Class C
●	PIMCO Investment Grade Credit Bond Fund Institutional Class
●	PIMCO Investment Grade Credit Bond Fund I-2
●	PIMCO Investment Grade Credit Bond Fund I-3
●	PIMCO Long Duration Total Return Fund Institutional Class
●	PIMCO Long Duration Total Return Fund I-2
●	PIMCO Long Duration Total Return Fund Class A
●	PIMCO Long Duration Total Return Fund Class C
●	PIMCO Long-Term US Government Fund Class A
●	PIMCO Long-Term US Government Fund Class C
●	PIMCO Long-Term US Government Fund Institutional Class
●	PIMCO Long-Term US Government Fund I-2
●	PIMCO Low Duration Opportunities Fund Class A
●	PIMCO Low Duration Opportunities Fund Class C
●	PIMCO Low Duration Opportunities Fund Institutional Class
●	PIMCO Low Duration Opportunities Fund I-2
●	PIMCO Moderate Duration Fund Institutional Class
●	PIMCO Moderate Duration Fund I-2

●	PIMCO Mortgage Opportunities and Bond Fund I-3
●	PIMCO Mortgage Opportunities and Bond Fund Class A
●	PIMCO Mortgage Opportunities and Bond Fund Class C
●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class
●	PIMCO Mortgage Opportunities and Bond Fund I-2
●	PIMCO Total Return ESG Fund Administrative Class
●	PIMCO Total Return ESG Fund Institutional Class
●	PIMCO Total Return ESG Fund I-2
●	PIMCO Total Return ESG Fund Class A
●	PIMCO Total Return ESG Fund Class C
●	PIMCO Total Return ESG Fund I-3
●	PIMCO Total Return Fund II Institutional Class
●	PIMCO Total Return Fund II I-2
●	PIMCO Total Return Fund IV Class A
●	PIMCO Total Return Fund IV Institutional Class
●	PIMCO Total Return Fund V Institutional Class
●	PIMCO Credit Opportunities Bond Fund Class A
●	PIMCO Credit Opportunities Bond Fund Class C
●	PIMCO Credit Opportunities Bond Fund Institutional Class
●	PIMCO Credit Opportunities Bond Fund I-2
●	PIMCO Diversified Income Fund Class A
●	PIMCO Diversified Income Fund Administrative Class
●	PIMCO Diversified Income Fund Class C
●	PIMCO Diversified Income Fund Institutional Class
●	PIMCO Diversified Income Fund I-2
●	PIMCO Diversified Income Fund I-3
●	PIMCO ESG Income Fund Class A
●	PIMCO ESG Income Fund Class C
●	PIMCO ESG Income Fund Institutional Class
●	PIMCO ESG Income Fund I-2
●	PIMCO ESG Income Fund I-3
●	PIMCO High Yield Fund Class A
●	PIMCO High Yield Fund Administrative Class
●	PIMCO High Yield Fund Class C
●	PIMCO High Yield Fund Institutional Class
●	PIMCO High Yield Fund I-2
●	PIMCO High Yield Fund Class R
●	PIMCO High Yield Fund I-3
●	PIMCO High Yield Spectrum Fund Class A
●	PIMCO High Yield Spectrum Fund Class C
●	PIMCO High Yield Spectrum Fund Institutional Class
●	PIMCO High Yield Spectrum Fund I-2
●	PIMCO High Yield Spectrum Fund I-3
●	PIMCO Long-Term Credit Bond Fund Institutional Class
●	PIMCO Long-Term Credit Bond Fund I-2
●	PIMCO Low Duration Credit Fund Class A
●	PIMCO Low Duration Credit Fund Class C
●	PIMCO Low Duration Credit Fund Institutional Class
●	PIMCO Low Duration Credit Fund I-2
●	PIMCO Low Duration Income Fund Class A
●	PIMCO Low Duration Income Fund Class C
●	PIMCO Low Duration Income Fund Institutional Class
●	PIMCO Low Duration Income Fund I-2
●	PIMCO Low Duration Income Fund I-3
●	PIMCO Low Duration Income Fund Class C-2
●	PIMCO Preferred and Capital Securities Fund Class A
●	PIMCO Preferred and Capital Securities Fund Class C
●	PIMCO Preferred and Capital Securities Fund I-2
●	PIMCO Preferred and Capital Securities Fund Institutional Class
●	PIMCO Preferred and Capital Securities Fund I-3

To be filed under the immediately following first companion submission on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A
●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund I-2
●	PIMCO RAE PLUS EMG Fund Class A
●	PIMCO RAE PLUS EMG Fund Class C
●	PIMCO RAE PLUS Fund Class A
●	PIMCO RAE PLUS Fund Class C
●	PIMCO RAE PLUS Fund Institutional Class
●	PIMCO RAE PLUS Fund I-2
●	PIMCO RAE PLUS Fund I-3
●	PIMCO RAE PLUS International Fund Institutional Class
●	PIMCO RAE PLUS International Fund Class A
●	PIMCO RAE PLUS International Fund I-2
●	PIMCO RAE PLUS Small Fund Institutional Class
●	PIMCO RAE PLUS Small Fund Class A
●	PIMCO RAE PLUS Small Fund Class C
●	PIMCO RAE PLUS Small Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C
●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund Class A
●	PIMCO StocksPLUS® Absolute Return Fund Class C
●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund I-2
●	PIMCO StocksPLUS® Absolute Return Fund I-3
●	PIMCO StocksPLUS® Fund Class A
●	PIMCO StocksPLUS® Fund Class C
●	PIMCO StocksPLUS® Fund Institutional Class
●	PIMCO StocksPLUS® Fund I-2
●	PIMCO StocksPLUS® Fund Class R
●	PIMCO StocksPLUS® Fund I-3
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3
●	PIMCO StocksPLUS® International Fund (Unhedged) Class A
●	PIMCO StocksPLUS® International Fund (Unhedged) Class C
●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (Unhedged) I-2
●	PIMCO StocksPLUS® International Fund (Unhedged) I-3
●	PIMCO StocksPLUS® Long Duration Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund Class A
●	PIMCO StocksPLUS® Short Fund Class C
●	PIMCO StocksPLUS® Short Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund I-2
●	PIMCO StocksPLUS® Short Fund I-3
●	PIMCO StocksPLUS® Small Fund Class A
●	PIMCO StocksPLUS® Small Fund Class C
●	PIMCO StocksPLUS® Small Fund Institutional Class
●	PIMCO StocksPLUS® Small Fund I-2
●	PIMCO StocksPLUS® Small Fund I-3
●	PIMCO Emerging Markets Bond Fund Class A
●	PIMCO Emerging Markets Bond Fund Class C
●	PIMCO Emerging Markets Bond Fund Institutional Class
●	PIMCO Emerging Markets Bond Fund I-2
●	PIMCO Emerging Markets Bond Fund I-3

●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2
●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund Class A
●	PIMCO Emerging Markets Local Currency and Bond Fund Class C
●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund I-2
●	PIMCO Emerging Markets Local Currency and Bond Fund I-3
●	PIMCO Global Advantage® Strategy Bond Fund Class A
●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (Unhedged) Class A
●	PIMCO International Bond Fund (Unhedged) Administrative Class
●	PIMCO International Bond Fund (Unhedged) Class C
●	PIMCO International Bond Fund (Unhedged) Institutional Class
●	PIMCO International Bond Fund (Unhedged) I-2
●	PIMCO International Bond Fund (Unhedged) I-3
●	PIMCO California Municipal Intermediate Value Fund Institutional Class
●	PIMCO California Municipal Opportunistic Value Fund Institutional Class
●	PIMCO National Municipal Intermediate Value Fund Institutional Class
●	PIMCO National Municipal Opportunistic Value Fund Institutional Class
●	PIMCO Income Fund Class A
●	PIMCO Income Fund Administrative Class
●	PIMCO Income Fund Class C
●	PIMCO Income Fund Institutional Class
●	PIMCO Income Fund I-2
●	PIMCO Income Fund Class R
●	PIMCO Income Fund I-3
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3
●	PIMCO Total Return Fund Class A
●	PIMCO Total Return Fund Administrative Class
●	PIMCO Total Return Fund Class C
●	PIMCO Total Return Fund Institutional Class
●	PIMCO Total Return Fund I-2
●	PIMCO Total Return Fund Class R
●	PIMCO Total Return Fund I-3
●	PIMCO TRENDS Managed Futures Strategy Fund I-3
●	PIMCO TRENDS Managed Futures Strategy Fund Class C
●	PIMCO TRENDS Managed Futures Strategy Fund Class A
●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class
●	PIMCO TRENDS Managed Futures Strategy Fund I-2

To be filed under the immediately following second companion submission on Form N-CSR:

●	PIMCO Sector Funds Series – AM
●	PIMCO Sector Fund Series – H
●	PIMCO Sector Fund Series – I
●	PIMCO ABS and Short-Term Investments Portfolio
●	PIMCO EM Bond and Short-Term Investments Portfolio

●	PIMCO High Yield and Short-Term Investments Portfolio
●	PIMCO Investment Grade Credit Bond Portfolio
●	PIMCO Long Duration Credit Bond Portfolio
●	PIMCO Low Duration Portfolio
●	PIMCO Moderate Duration Portfolio
●	PIMCO Mortgage and Short-Term Investments Portfolio
●	PIMCO Municipal Portfolio
●	PIMCO Real Return Portfolio
●	PIMCO Short-Term Portfolio
●	PIMCO Short-Term Floating NAV Portfolio II
●	PIMCO U.S. Government and Short-Term Investments Portfolio
●	PIMCO International Portfolio
●	PIMCO Short Asset Portfolio
●	PIMCO Short-Term Floating NAV Portfolio III
●	PIMCO All Asset: Multi-RAE PLUS Fund
●	PIMCO All Asset: Multi-Real Fund
●	PIMCO All Authority: Multi-RAE PLUS Fund
●	PIMCO CommoditiesPLUS® Strategy Fund Class A
●	PIMCO CommoditiesPLUS® Strategy Fund Class C
●	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class
●	PIMCO CommoditiesPLUS® Strategy Fund I-2
●	PIMCO CommoditiesPLUS® Strategy Fund I-3
●	PIMCO CommodityRealReturnStrategy Fund® Class A
●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class
●	PIMCO CommodityRealReturnStrategy Fund® Class C
●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class
●	PIMCO CommodityRealReturnStrategy Fund® I-2
●	PIMCO CommodityRealReturnStrategy Fund® Class R
●	PIMCO CommodityRealReturnStrategy Fund® I-3
●	PIMCO Inflation Response Multi-Asset Fund Class A
●	PIMCO Inflation Response Multi-Asset Fund Institutional Class
●	PIMCO Inflation Response Multi-Asset Fund I-2
●	PIMCO Inflation Response Multi-Asset Fund I-3
●	PIMCO Long-Term Real Return Fund Institutional Class
●	PIMCO Long-Term Real Return Fund I-2
●	PIMCO Real Return Fund Class A
●	PIMCO Real Return Fund Administrative Class
●	PIMCO Real Return Fund Class C
●	PIMCO Real Return Fund Institutional Class
●	PIMCO Real Return Fund I-2
●	PIMCO Real Return Fund Class R
●	PIMCO Real Return Fund I-3
●	PIMCO RealEstateRealReturn Strategy Fund Class A
●	PIMCO RealEstateRealReturn Strategy Fund Class C
●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class
●	PIMCO RealEstateRealReturn Strategy Fund I-2
●	PIMCO RealEstateRealReturn Strategy Fund I-3
●	PIMCO Government Money Market Fund Class A
●	PIMCO Government Money Market Fund Class C
●	PIMCO Government Money Market Fund Class M
●	PIMCO Government Money Market Fund I-2
●	PIMCO Government Money Market Fund Institutional Class
●	PIMCO Government Money Market Fund Administrative Class
●	PIMCO Low Duration Fund Class A
●	PIMCO Low Duration Fund Administrative Class
●	PIMCO Low Duration Fund Class C
●	PIMCO Low Duration Fund Institutional Class
●	PIMCO Low Duration Fund I-2
●	PIMCO Low Duration Fund Class R
●	PIMCO Low Duration Fund I-3
●	PIMCO Low Duration Fund Class C-2

●	PIMCO Low Duration Fund II Administrative Class
●	PIMCO Low Duration Fund II Institutional Class
●	PIMCO Low Duration ESG Fund Institutional Class
●	PIMCO Low Duration ESG Fund I-2
●	PIMCO Short Asset Investment Fund Class A
●	PIMCO Short Asset Investment Fund Administrative Class
●	PIMCO Short Asset Investment Fund Institutional Class
●	PIMCO Short Asset Investment Fund I-2
●	PIMCO Short Asset Investment Fund Class M
●	PIMCO Short Asset Investment Fund I-3
●	PIMCO Short-Term Fund Class A
●	PIMCO Short-Term Fund Administrative Class
●	PIMCO Short-Term Fund Class C
●	PIMCO Short-Term Fund Institutional Class
●	PIMCO Short-Term Fund I-2
●	PIMCO Short-Term Fund Class R
●	PIMCO Short-Term Fund I-3
●	PIMCO California Intermediate Municipal Bond Fund Class A
●	PIMCO California Intermediate Municipal Bond Fund Class C
●	PIMCO California Intermediate Municipal Bond Fund Institutional Class
●	PIMCO California Intermediate Municipal Bond Fund I-2
●	PIMCO California Municipal Bond Fund Class A
●	PIMCO California Municipal Bond Fund Class C
●	PIMCO California Municipal Bond Fund Institutional Class
●	PIMCO California Municipal Bond Fund I-2
●	PIMCO California Short Duration Municipal Income Fund Class A
●	PIMCO California Short Duration Municipal Income Fund Institutional Class
●	PIMCO California Short Duration Municipal Income Fund I-2
●	PIMCO High Yield Municipal Bond Fund Class A
●	PIMCO High Yield Municipal Bond Fund Class C
●	PIMCO High Yield Municipal Bond Fund Institutional Class
●	PIMCO High Yield Municipal Bond Fund I-2
●	PIMCO High Yield Municipal Bond Fund I-3
●	PIMCO Municipal Bond Fund Class A
●	PIMCO Municipal Bond Fund Class C
●	PIMCO Municipal Bond Fund Institutional Class
●	PIMCO Municipal Bond Fund I-2
●	PIMCO Municipal Bond Fund I-3
●	PIMCO National Intermediate Municipal Bond Fund Class A
●	PIMCO National Intermediate Municipal Bond Fund Class C
●	PIMCO National Intermediate Municipal Bond Fund Institutional Class
●	PIMCO National Intermediate Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund Class A
●	PIMCO New York Municipal Bond Fund Class C
●	PIMCO New York Municipal Bond Fund Institutional Class
●	PIMCO New York Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund I-3
●	PIMCO Short Duration Municipal Income Fund Class A
●	PIMCO Short Duration Municipal Income Fund Class C
●	PIMCO Short Duration Municipal Income Fund Institutional Class
●	PIMCO Short Duration Municipal Income Fund I-2
●	PIMCO Short Duration Municipal Income Fund Class C-2
●	PIMCO Short Duration Municipal Income Fund I-3

(b)	Not applicable to the Registrant.

Class A: PAUAX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$182	3.54%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,167,754
# of Portfolio Holdings	29
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$1,292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	134.3%
Other Assets and Liabilities, Net	(34.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Low Duration Fund	25.7%
PIMCO Total Return Fund	18.6%
PIMCO All Authority: Multi-RAE PLUS Fund	17.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.6%
PIMCO All Asset: Multi-Real Fund	7.3%
PIMCO RealEstateRealReturn Strategy Fund	6.5%
PIMCO TRENDS Managed Futures Strategy Fund	4.7%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.3%
PIMCO RAE Fundamental Advantage PLUS Fund	4.3%
PIMCO High Yield Fund	3.9%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAUAX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4019TSRSAR_093024

Class C: PAUCX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	4.29%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,167,754
# of Portfolio Holdings	29
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$1,292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	134.3%
Other Assets and Liabilities, Net	(34.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Low Duration Fund	25.7%
PIMCO Total Return Fund	18.6%
PIMCO All Authority: Multi-RAE PLUS Fund	17.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.6%
PIMCO All Asset: Multi-Real Fund	7.3%
PIMCO RealEstateRealReturn Strategy Fund	6.5%
PIMCO TRENDS Managed Futures Strategy Fund	4.7%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.3%
PIMCO RAE Fundamental Advantage PLUS Fund	4.3%
PIMCO High Yield Fund	3.9%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PAUCX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4219TSRSAR_093024

I-3: PAUNX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$167	3.24%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,167,754
# of Portfolio Holdings	29
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$1,292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	134.3%
Other Assets and Liabilities, Net	(34.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Low Duration Fund	25.7%
PIMCO Total Return Fund	18.6%
PIMCO All Authority: Multi-RAE PLUS Fund	17.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.6%
PIMCO All Asset: Multi-Real Fund	7.3%
PIMCO RealEstateRealReturn Strategy Fund	6.5%
PIMCO TRENDS Managed Futures Strategy Fund	4.7%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.3%
PIMCO RAE Fundamental Advantage PLUS Fund	4.3%
PIMCO High Yield Fund	3.9%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PAUNX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2174TSRSAR_093024

Institutional Class: PAUIX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$159	3.09%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,167,754
# of Portfolio Holdings	29
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$1,292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	134.3%
Other Assets and Liabilities, Net	(34.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Low Duration Fund	25.7%
PIMCO Total Return Fund	18.6%
PIMCO All Authority: Multi-RAE PLUS Fund	17.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.6%
PIMCO All Asset: Multi-Real Fund	7.3%
PIMCO RealEstateRealReturn Strategy Fund	6.5%
PIMCO TRENDS Managed Futures Strategy Fund	4.7%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.3%
PIMCO RAE Fundamental Advantage PLUS Fund	4.3%
PIMCO High Yield Fund	3.9%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAUIX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1860TSRSAR_093024

I-2: PAUPX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$164	3.19%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,167,754
# of Portfolio Holdings	29
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$1,292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	134.3%
Other Assets and Liabilities, Net	(34.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Low Duration Fund	25.7%
PIMCO Total Return Fund	18.6%
PIMCO All Authority: Multi-RAE PLUS Fund	17.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.6%
PIMCO All Asset: Multi-Real Fund	7.3%
PIMCO RealEstateRealReturn Strategy Fund	6.5%
PIMCO TRENDS Managed Futures Strategy Fund	4.7%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.3%
PIMCO RAE Fundamental Advantage PLUS Fund	4.3%
PIMCO High Yield Fund	3.9%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PAUPX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1932TSRSAR_093024

Class A: PASAX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.60%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PASAX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4018TSRSAR_093024

Administrative Class: PAALX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$20	0.40%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PAALX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0588TSRSAR_093024

Class C: PASCX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.35%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PASCX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4218TSRSAR_093024

I-3: PAANX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$15	0.30%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PAANX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2175TSRSAR_093024

Institutional Class: PAAIX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.15%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAAIX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0034TSRSAR_093024

I-2: PALPX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$13	0.25%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PALPX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1922TSRSAR_093024

Class R: PATRX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$44	0.85%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,441,366
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$6,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-RAE PLUS Fund	19.2%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	11.1%
PIMCO Total Return Fund	8.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.5%
PIMCO Emerging Markets Local Currency and Bond Fund	3.6%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Emerging Markets Fund	3.1%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PATRX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4518TSRSAR_093024

Class A: PCEBX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.94%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$23,307
# of Portfolio Holdings	210
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid During the Reporting Period	$25
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	57.8%
Sovereign Issues	7.0%
U.S. Government Agencies	6.9%
Asset-Backed Securities	3.6%
Non-Agency Mortgage-Backed Securities	2.3%
U.S. Treasury Obligations	1.5%
Municipal Bonds & Notes	0.9%
Short-Term Instruments	17.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	2.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCEBX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8087TSRSAR_093024

Class C: PCECX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.69%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$23,307
# of Portfolio Holdings	210
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid During the Reporting Period	$25
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	57.8%
Sovereign Issues	7.0%
U.S. Government Agencies	6.9%
Asset-Backed Securities	3.6%
Non-Agency Mortgage-Backed Securities	2.3%
U.S. Treasury Obligations	1.5%
Municipal Bonds & Notes	0.9%
Short-Term Instruments	17.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	2.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCECX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8287TSRSAR_093024

I-2: PCEPX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$33	0.64%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$23,307
# of Portfolio Holdings	210
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid During the Reporting Period	$25
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	57.8%
Sovereign Issues	7.0%
U.S. Government Agencies	6.9%
Asset-Backed Securities	3.6%
Non-Agency Mortgage-Backed Securities	2.3%
U.S. Treasury Obligations	1.5%
Municipal Bonds & Notes	0.9%
Short-Term Instruments	17.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	2.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCEPX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2214TSRSAR_093024

I-3: PCEWX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$35	0.69%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$23,307
# of Portfolio Holdings	210
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid During the Reporting Period	$25
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	57.8%
Sovereign Issues	7.0%
U.S. Government Agencies	6.9%
Asset-Backed Securities	3.6%
Non-Agency Mortgage-Backed Securities	2.3%
U.S. Treasury Obligations	1.5%
Municipal Bonds & Notes	0.9%
Short-Term Instruments	17.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	2.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCEWX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2215TSRSAR_093024

Institutional Class: PCEIX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$28	0.54%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$23,307
# of Portfolio Holdings	210
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid During the Reporting Period	$25
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	57.8%
Sovereign Issues	7.0%
U.S. Government Agencies	6.9%
Asset-Backed Securities	3.6%
Non-Agency Mortgage-Backed Securities	2.3%
U.S. Treasury Obligations	1.5%
Municipal Bonds & Notes	0.9%
Short-Term Instruments	17.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	2.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCEIX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2213TSRSAR_093024

Class A: PZCRX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.51%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$393,901
# of Portfolio Holdings	720
Portfolio Turnover Rate	146%
Total Net Advisory Fees Paid During the Reporting Period	$524
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	76.4%
U.S. Government Agencies	17.2%
U.S. Treasury Obligations	7.5%
Loan Participations and Assignments	7.1%
Asset-Backed Securities	4.2%
Non-Agency Mortgage-Backed Securities	2.9%
Sovereign Issues	1.6%
Other Investments	0.0%
Short-Term Instruments	0.4%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(22.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PZCRX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6033TSRSAR_093024

Class C: PCCRX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.26%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$393,901
# of Portfolio Holdings	720
Portfolio Turnover Rate	146%
Total Net Advisory Fees Paid During the Reporting Period	$524
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	76.4%
U.S. Government Agencies	17.2%
U.S. Treasury Obligations	7.5%
Loan Participations and Assignments	7.1%
Asset-Backed Securities	4.2%
Non-Agency Mortgage-Backed Securities	2.9%
Sovereign Issues	1.6%
Other Investments	0.0%
Short-Term Instruments	0.4%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(22.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCCRX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6233TSRSAR_093024

Institutional Class: PCARX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.11%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$393,901
# of Portfolio Holdings	720
Portfolio Turnover Rate	146%
Total Net Advisory Fees Paid During the Reporting Period	$524
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	76.4%
U.S. Government Agencies	17.2%
U.S. Treasury Obligations	7.5%
Loan Participations and Assignments	7.1%
Asset-Backed Securities	4.2%
Non-Agency Mortgage-Backed Securities	2.9%
Sovereign Issues	1.6%
Other Investments	0.0%
Short-Term Instruments	0.4%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(22.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCARX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2028TSRSAR_093024

I-2: PPCRX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$62	1.21%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$393,901
# of Portfolio Holdings	720
Portfolio Turnover Rate	146%
Total Net Advisory Fees Paid During the Reporting Period	$524
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	76.4%
U.S. Government Agencies	17.2%
U.S. Treasury Obligations	7.5%
Loan Participations and Assignments	7.1%
Asset-Backed Securities	4.2%
Non-Agency Mortgage-Backed Securities	2.9%
Sovereign Issues	1.6%
Other Investments	0.0%
Short-Term Instruments	0.4%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(22.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPCRX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2030TSRSAR_093024

Class A: PDVAX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,986,329
# of Portfolio Holdings	1,659
Portfolio Turnover Rate	163%
Total Net Advisory Fees Paid During the Reporting Period	$7,161
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	17.2%
Sovereign Issues	16.6%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	4.9%
Loan Participations and Assignments	4.2%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%
Affiliated Investments	7.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(15.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PDVAX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4033TSRSAR_093024

Administrative Class: PDAAX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$54	1.05%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,986,329
# of Portfolio Holdings	1,659
Portfolio Turnover Rate	163%
Total Net Advisory Fees Paid During the Reporting Period	$7,161
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	17.2%
Sovereign Issues	16.6%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	4.9%
Loan Participations and Assignments	4.2%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%
Affiliated Investments	7.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(15.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PDAAX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0406TSRSAR_093024

Class C: PDICX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.95%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,986,329
# of Portfolio Holdings	1,659
Portfolio Turnover Rate	163%
Total Net Advisory Fees Paid During the Reporting Period	$7,161
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	17.2%
Sovereign Issues	16.6%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	4.9%
Loan Participations and Assignments	4.2%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%
Affiliated Investments	7.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(15.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PDICX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4233TSRSAR_093024

I-3: PDNIX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$49	0.95%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,986,329
# of Portfolio Holdings	1,659
Portfolio Turnover Rate	163%
Total Net Advisory Fees Paid During the Reporting Period	$7,161
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	17.2%
Sovereign Issues	16.6%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	4.9%
Loan Participations and Assignments	4.2%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%
Affiliated Investments	7.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(15.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PDNIX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2178TSRSAR_093024

Institutional Class: PDIIX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.80%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,986,329
# of Portfolio Holdings	1,659
Portfolio Turnover Rate	163%
Total Net Advisory Fees Paid During the Reporting Period	$7,161
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	17.2%
Sovereign Issues	16.6%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	4.9%
Loan Participations and Assignments	4.2%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%
Affiliated Investments	7.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(15.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PDIIX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0106TSRSAR_093024

I-2: PDVPX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$46	0.90%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,986,329
# of Portfolio Holdings	1,659
Portfolio Turnover Rate	163%
Total Net Advisory Fees Paid During the Reporting Period	$7,161
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	17.2%
Sovereign Issues	16.6%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	4.9%
Loan Participations and Assignments	4.2%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%
Affiliated Investments	7.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(15.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PDVPX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1908TSRSAR_093024

Class A: PUBAX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.28%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,549,241
# of Portfolio Holdings	1,621
Portfolio Turnover Rate	442%
Total Net Advisory Fees Paid During the Reporting Period	$6,337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	65.1%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	7.5%
Loan Participations and Assignments	1.2%
Preferred Securities	0.5%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Convertible Preferred Securities	0.2%
Other Investments	0.0%
Short-Term Instruments	10.5%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(63.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PUBAX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4086TSRSAR_093024

Class C: PUBCX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.03%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,549,241
# of Portfolio Holdings	1,621
Portfolio Turnover Rate	442%
Total Net Advisory Fees Paid During the Reporting Period	$6,337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	65.1%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	7.5%
Loan Participations and Assignments	1.2%
Preferred Securities	0.5%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Convertible Preferred Securities	0.2%
Other Investments	0.0%
Short-Term Instruments	10.5%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(63.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PUBCX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4286TSRSAR_093024

I-3: PFNUX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$53	1.03%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,549,241
# of Portfolio Holdings	1,621
Portfolio Turnover Rate	442%
Total Net Advisory Fees Paid During the Reporting Period	$6,337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	65.1%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	7.5%
Loan Participations and Assignments	1.2%
Preferred Securities	0.5%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Convertible Preferred Securities	0.2%
Other Investments	0.0%
Short-Term Instruments	10.5%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(63.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFNUX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2206TSRSAR_093024

Institutional Class: PFIUX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.88%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,549,241
# of Portfolio Holdings	1,621
Portfolio Turnover Rate	442%
Total Net Advisory Fees Paid During the Reporting Period	$6,337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	65.1%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	7.5%
Loan Participations and Assignments	1.2%
Preferred Securities	0.5%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Convertible Preferred Securities	0.2%
Other Investments	0.0%
Short-Term Instruments	10.5%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(63.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFIUX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1863TSRSAR_093024

I-2: PUCPX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$50	0.98%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,549,241
# of Portfolio Holdings	1,621
Portfolio Turnover Rate	442%
Total Net Advisory Fees Paid During the Reporting Period	$6,337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	65.1%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	7.5%
Loan Participations and Assignments	1.2%
Preferred Securities	0.5%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Convertible Preferred Securities	0.2%
Other Investments	0.0%
Short-Term Instruments	10.5%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(63.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PUCPX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1931TSRSAR_093024

Class R: PUBRX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$78	1.53%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,549,241
# of Portfolio Holdings	1,621
Portfolio Turnover Rate	442%
Total Net Advisory Fees Paid During the Reporting Period	$6,337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	65.1%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	7.5%
Loan Participations and Assignments	1.2%
Preferred Securities	0.5%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Convertible Preferred Securities	0.2%
Other Investments	0.0%
Short-Term Instruments	10.5%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(63.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PUBRX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4586TSRSAR_093024

Institutional Class: PEDIX

PIMCO Extended Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$399	7.72%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,830
# of Portfolio Holdings	397
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$676
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	192.7%
U.S. Government Agencies	15.4%
Asset-Backed Securities	5.0%
Non-Agency Mortgage-Backed Securities	4.2%
Sovereign Issues	0.6%
Affiliated Investments	0.7%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(119.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEDIX

PIMCO Extended Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1890TSRSAR_093024

I-2: PEDPX

PIMCO Extended Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$404	7.82%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,830
# of Portfolio Holdings	397
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$676
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	192.7%
U.S. Government Agencies	15.4%
Asset-Backed Securities	5.0%
Non-Agency Mortgage-Backed Securities	4.2%
Sovereign Issues	0.6%
Affiliated Investments	0.7%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(119.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEDPX

PIMCO Extended Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1934TSRSAR_093024

Class A: PGMAX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.51%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$299,713
# of Portfolio Holdings	757
Portfolio Turnover Rate	336%
Total Net Advisory Fees Paid During the Reporting Period	$1,310
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	27.8%
Common Stocks	22.6%
Asset-Backed Securities	15.3%
U.S. Treasury Obligations	9.6%
Sovereign Issues	8.7%
Real Estate Investment Trusts	6.1%
Mutual Funds	5.1%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	1.0%
Preferred Securities	0.2%
Convertible Bonds & Notes	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	22.7%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(22.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PGMAX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4090TSRSAR_093024

Class C: PGMCX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	2.26%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$299,713
# of Portfolio Holdings	757
Portfolio Turnover Rate	336%
Total Net Advisory Fees Paid During the Reporting Period	$1,310
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	27.8%
Common Stocks	22.6%
Asset-Backed Securities	15.3%
U.S. Treasury Obligations	9.6%
Sovereign Issues	8.7%
Real Estate Investment Trusts	6.1%
Mutual Funds	5.1%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	1.0%
Preferred Securities	0.2%
Convertible Bonds & Notes	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	22.7%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(22.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PGMCX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4290TSRSAR_093024

Institutional Class: PGAIX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.06%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$299,713
# of Portfolio Holdings	757
Portfolio Turnover Rate	336%
Total Net Advisory Fees Paid During the Reporting Period	$1,310
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	27.8%
Common Stocks	22.6%
Asset-Backed Securities	15.3%
U.S. Treasury Obligations	9.6%
Sovereign Issues	8.7%
Real Estate Investment Trusts	6.1%
Mutual Funds	5.1%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	1.0%
Preferred Securities	0.2%
Convertible Bonds & Notes	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	22.7%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(22.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGAIX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1828TSRSAR_093024

I-2: PGAPX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$60	1.16%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$299,713
# of Portfolio Holdings	757
Portfolio Turnover Rate	336%
Total Net Advisory Fees Paid During the Reporting Period	$1,310
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	27.8%
Common Stocks	22.6%
Asset-Backed Securities	15.3%
U.S. Treasury Obligations	9.6%
Sovereign Issues	8.7%
Real Estate Investment Trusts	6.1%
Mutual Funds	5.1%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	1.0%
Preferred Securities	0.2%
Convertible Bonds & Notes	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	22.7%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(22.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PGAPX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1933TSRSAR_093024

Class A: PAGNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	2.21%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,484,272
# of Portfolio Holdings	1,901
Portfolio Turnover Rate	723%
Total Net Advisory Fees Paid During the Reporting Period	$1,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	195.3%
Non-Agency Mortgage-Backed Securities	9.9%
Asset-Backed Securities	3.7%
U.S. Treasury Obligations	2.9%
Other Investments	0.0%
Short-Term Instruments	0.7%
Affiliated Investments	0.9%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(113.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAGNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4055TSRSAR_093024

Class C: PCGNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	2.96%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,484,272
# of Portfolio Holdings	1,901
Portfolio Turnover Rate	723%
Total Net Advisory Fees Paid During the Reporting Period	$1,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	195.3%
Non-Agency Mortgage-Backed Securities	9.9%
Asset-Backed Securities	3.7%
U.S. Treasury Obligations	2.9%
Other Investments	0.0%
Short-Term Instruments	0.7%
Affiliated Investments	0.9%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(113.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCGNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4255TSRSAR_093024

I-3: PANNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$101	1.96%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,484,272
# of Portfolio Holdings	1,901
Portfolio Turnover Rate	723%
Total Net Advisory Fees Paid During the Reporting Period	$1,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	195.3%
Non-Agency Mortgage-Backed Securities	9.9%
Asset-Backed Securities	3.7%
U.S. Treasury Obligations	2.9%
Other Investments	0.0%
Short-Term Instruments	0.7%
Affiliated Investments	0.9%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(113.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PANNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2211TSRSAR_093024

Institutional Class: PDMIX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	1.81%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,484,272
# of Portfolio Holdings	1,901
Portfolio Turnover Rate	723%
Total Net Advisory Fees Paid During the Reporting Period	$1,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	195.3%
Non-Agency Mortgage-Backed Securities	9.9%
Asset-Backed Securities	3.7%
U.S. Treasury Obligations	2.9%
Other Investments	0.0%
Short-Term Instruments	0.7%
Affiliated Investments	0.9%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(113.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PDMIX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0134TSRSAR_093024

I-2: PPGNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$98	1.91%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,484,272
# of Portfolio Holdings	1,901
Portfolio Turnover Rate	723%
Total Net Advisory Fees Paid During the Reporting Period	$1,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	195.3%
Non-Agency Mortgage-Backed Securities	9.9%
Asset-Backed Securities	3.7%
U.S. Treasury Obligations	2.9%
Other Investments	0.0%
Short-Term Instruments	0.7%
Affiliated Investments	0.9%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(113.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPGNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1905TSRSAR_093024

Class A: PHDAX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PHDAX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4006TSRSAR_093024

Administrative Class: PHYAX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$46	0.90%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PHYAX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0408TSRSAR_093024

Class C: PHDCX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PHDCX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4206TSRSAR_093024

I-3: PHNNX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$41	0.80%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PHNNX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2184TSRSAR_093024

Institutional Class: PHIYX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.65%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PHIYX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0108TSRSAR_093024

I-2: PHLPX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$39	0.75%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PHLPX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1910TSRSAR_093024

Class R: PHYRX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.25%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,318,919
# of Portfolio Holdings	774
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$9,849
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.5%
U.S. Treasury Obligations	7.1%
Loan Participations and Assignments	3.6%
Convertible Bonds & Notes	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PHYRX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4506TSRSAR_093024

Class A: PHSAX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$365,032
# of Portfolio Holdings	637
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$527
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.1%
Loan Participations and Assignments	5.1%
Sovereign Issues	4.8%
U.S. Treasury Obligations	4.3%
Common Stocks	0.9%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PHSAX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6020TSRSAR_093024

Class C: PHSCX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.78%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$365,032
# of Portfolio Holdings	637
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$527
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.1%
Loan Participations and Assignments	5.1%
Sovereign Issues	4.8%
U.S. Treasury Obligations	4.3%
Common Stocks	0.9%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PHSCX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6220TSRSAR_093024

I-3: PHFNX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$43	0.83%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$365,032
# of Portfolio Holdings	637
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$527
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.1%
Loan Participations and Assignments	5.1%
Sovereign Issues	4.8%
U.S. Treasury Obligations	4.3%
Common Stocks	0.9%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PHFNX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2185TSRSAR_093024

Institutional Class: PHSIX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.68%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$365,032
# of Portfolio Holdings	637
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$527
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.1%
Loan Participations and Assignments	5.1%
Sovereign Issues	4.8%
U.S. Treasury Obligations	4.3%
Common Stocks	0.9%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PHSIX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1984TSRSAR_093024

I-2: PHSPX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$40	0.78%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$365,032
# of Portfolio Holdings	637
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$527
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.1%
Loan Participations and Assignments	5.1%
Sovereign Issues	4.8%
U.S. Treasury Obligations	4.3%
Common Stocks	0.9%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PHSPX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1985TSRSAR_093024

Class A: PBDAX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.52%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,843,763
# of Portfolio Holdings	2,226
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$15,227
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	69.8%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	16.2%
Asset-Backed Securities	5.4%
Preferred Securities	4.4%
Sovereign Issues	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBDAX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4051TSRSAR_093024

Administrative Class: PGCAX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$71	1.37%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,843,763
# of Portfolio Holdings	2,226
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$15,227
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	69.8%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	16.2%
Asset-Backed Securities	5.4%
Preferred Securities	4.4%
Sovereign Issues	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PGCAX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0438TSRSAR_093024

Class C: PBDCX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	2.27%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,843,763
# of Portfolio Holdings	2,226
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$15,227
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	69.8%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	16.2%
Asset-Backed Securities	5.4%
Preferred Securities	4.4%
Sovereign Issues	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PBDCX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4251TSRSAR_093024

I-3: PCNNX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$66	1.27%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,843,763
# of Portfolio Holdings	2,226
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$15,227
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	69.8%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	16.2%
Asset-Backed Securities	5.4%
Preferred Securities	4.4%
Sovereign Issues	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCNNX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2187TSRSAR_093024

Institutional Class: PIGIX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.12%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,843,763
# of Portfolio Holdings	2,226
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$15,227
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	69.8%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	16.2%
Asset-Backed Securities	5.4%
Preferred Securities	4.4%
Sovereign Issues	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PIGIX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0056TSRSAR_093024

I-2: PBDPX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$63	1.22%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,843,763
# of Portfolio Holdings	2,226
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$15,227
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	69.8%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	16.2%
Asset-Backed Securities	5.4%
Preferred Securities	4.4%
Sovereign Issues	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PBDPX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1909TSRSAR_093024

Class A: PLRAX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$281	5.43%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,721,160
# of Portfolio Holdings	1,359
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$3,155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	104.6%
Corporate Bonds & Notes	43.3%
U.S. Government Agencies	19.1%
Asset-Backed Securities	6.2%
Sovereign Issues	5.5%
Non-Agency Mortgage-Backed Securities	3.5%
Municipal Bonds & Notes	1.8%
Loan Participations and Assignments	0.4%
Preferred Securities	0.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(85.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PLRAX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8084TSRSAR_093024

Class C: PLRCX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$319	6.18%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,721,160
# of Portfolio Holdings	1,359
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$3,155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	104.6%
Corporate Bonds & Notes	43.3%
U.S. Government Agencies	19.1%
Asset-Backed Securities	6.2%
Sovereign Issues	5.5%
Non-Agency Mortgage-Backed Securities	3.5%
Municipal Bonds & Notes	1.8%
Loan Participations and Assignments	0.4%
Preferred Securities	0.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(85.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PLRCX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8204TSRSAR_093024

Institutional Class: PLRIX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$261	5.03%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,721,160
# of Portfolio Holdings	1,359
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$3,155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	104.6%
Corporate Bonds & Notes	43.3%
U.S. Government Agencies	19.1%
Asset-Backed Securities	6.2%
Sovereign Issues	5.5%
Non-Agency Mortgage-Backed Securities	3.5%
Municipal Bonds & Notes	1.8%
Loan Participations and Assignments	0.4%
Preferred Securities	0.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(85.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLRIX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1889TSRSAR_093024

I-2: PLRPX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$266	5.13%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,721,160
# of Portfolio Holdings	1,359
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$3,155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	104.6%
Corporate Bonds & Notes	43.3%
U.S. Government Agencies	19.1%
Asset-Backed Securities	6.2%
Sovereign Issues	5.5%
Non-Agency Mortgage-Backed Securities	3.5%
Municipal Bonds & Notes	1.8%
Loan Participations and Assignments	0.4%
Preferred Securities	0.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(85.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLRPX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1935TSRSAR_093024

Institutional Class: PTCIX

PIMCO Long-Term Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	1.49%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,556,955
# of Portfolio Holdings	1,418
Portfolio Turnover Rate	111%
Total Net Advisory Fees Paid During the Reporting Period	$5,066
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	72.4%
U.S. Treasury Obligations	27.2%
U.S. Government Agencies	14.9%
Preferred Securities	3.3%
Sovereign Issues	2.2%
Municipal Bonds & Notes	1.6%
Asset-Backed Securities	1.3%
Loan Participations and Assignments	0.8%
Non-Agency Mortgage-Backed Securities	0.6%
Other Investments	0.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(25.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTCIX

PIMCO Long-Term Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1945TSRSAR_093024

I-2: PLCPX

PIMCO Long-Term Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$83	1.59%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,556,955
# of Portfolio Holdings	1,418
Portfolio Turnover Rate	111%
Total Net Advisory Fees Paid During the Reporting Period	$5,066
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	72.4%
U.S. Treasury Obligations	27.2%
U.S. Government Agencies	14.9%
Preferred Securities	3.3%
Sovereign Issues	2.2%
Municipal Bonds & Notes	1.6%
Asset-Backed Securities	1.3%
Loan Participations and Assignments	0.8%
Non-Agency Mortgage-Backed Securities	0.6%
Other Investments	0.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(25.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLCPX

PIMCO Long-Term Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2054TSRSAR_093024

Class A: PFGAX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$209	4.06%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,038,303
# of Portfolio Holdings	335
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$1,158
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	139.5%
U.S. Government Agencies	16.9%
Non-Agency Mortgage-Backed Securities	2.8%
Asset-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(62.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFGAX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4003TSRSAR_093024

Class C: PFGCX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$248	4.81%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,038,303
# of Portfolio Holdings	335
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$1,158
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	139.5%
U.S. Government Agencies	16.9%
Non-Agency Mortgage-Backed Securities	2.8%
Asset-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(62.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFGCX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4203TSRSAR_093024

Institutional Class: PGOVX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$191	3.71%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,038,303
# of Portfolio Holdings	335
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$1,158
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	139.5%
U.S. Government Agencies	16.9%
Non-Agency Mortgage-Backed Securities	2.8%
Asset-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(62.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGOVX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0101TSRSAR_093024

I-2: PLTPX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$197	3.81%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,038,303
# of Portfolio Holdings	335
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$1,158
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	139.5%
U.S. Government Agencies	16.9%
Non-Agency Mortgage-Backed Securities	2.8%
Asset-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(62.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLTPX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1903TSRSAR_093024

Class A: PSRZX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.07%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$157,070
# of Portfolio Holdings	499
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$303
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Loan Participations and Assignments	60.1%
Corporate Bonds & Notes	33.2%
U.S. Treasury Obligations	4.3%
Common Stocks	0.4%
Affiliated Investments	4.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(2.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSRZX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6026TSRSAR_093024

Class C: PSRWX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.82%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$157,070
# of Portfolio Holdings	499
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$303
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Loan Participations and Assignments	60.1%
Corporate Bonds & Notes	33.2%
U.S. Treasury Obligations	4.3%
Common Stocks	0.4%
Affiliated Investments	4.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(2.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSRWX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6226TSRSAR_093024

Institutional Class: PSRIX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.77%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$157,070
# of Portfolio Holdings	499
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$303
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Loan Participations and Assignments	60.1%
Corporate Bonds & Notes	33.2%
U.S. Treasury Obligations	4.3%
Common Stocks	0.4%
Affiliated Investments	4.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(2.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSRIX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2000TSRSAR_093024

I-2: PSRPX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.87%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$157,070
# of Portfolio Holdings	499
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$303
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Loan Participations and Assignments	60.1%
Corporate Bonds & Notes	33.2%
U.S. Treasury Obligations	4.3%
Common Stocks	0.4%
Affiliated Investments	4.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(2.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSRPX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2002TSRSAR_093024

Class A: PFIAX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.93%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,889,107
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	344%
Total Net Advisory Fees Paid During the Reporting Period	$15,392
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	24.7%
Non-Agency Mortgage-Backed Securities	19.2%
Corporate Bonds & Notes	16.8%
U.S. Treasury Obligations	9.8%
Sovereign Issues	6.4%
Loan Participations and Assignments	2.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	0.6%
Affiliated Investments	2.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(50.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFIAX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4041TSRSAR_093024

Class C: PFNCX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.23%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,889,107
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	344%
Total Net Advisory Fees Paid During the Reporting Period	$15,392
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	24.7%
Non-Agency Mortgage-Backed Securities	19.2%
Corporate Bonds & Notes	16.8%
U.S. Treasury Obligations	9.8%
Sovereign Issues	6.4%
Loan Participations and Assignments	2.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	0.6%
Affiliated Investments	2.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(50.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFNCX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4241TSRSAR_093024

Class C-2: PLDCX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$73	1.43%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,889,107
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	344%
Total Net Advisory Fees Paid During the Reporting Period	$15,392
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	24.7%
Non-Agency Mortgage-Backed Securities	19.2%
Corporate Bonds & Notes	16.8%
U.S. Treasury Obligations	9.8%
Sovereign Issues	6.4%
Loan Participations and Assignments	2.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	0.6%
Affiliated Investments	2.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(50.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C-2: PLDCX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4841TSRSAR_093024

I-3: PFNIX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$35	0.68%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,889,107
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	344%
Total Net Advisory Fees Paid During the Reporting Period	$15,392
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	24.7%
Non-Agency Mortgage-Backed Securities	19.2%
Corporate Bonds & Notes	16.8%
U.S. Treasury Obligations	9.8%
Sovereign Issues	6.4%
Loan Participations and Assignments	2.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	0.6%
Affiliated Investments	2.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(50.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFNIX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2189TSRSAR_093024

Institutional Class: PFIIX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.53%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,889,107
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	344%
Total Net Advisory Fees Paid During the Reporting Period	$15,392
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	24.7%
Non-Agency Mortgage-Backed Securities	19.2%
Corporate Bonds & Notes	16.8%
U.S. Treasury Obligations	9.8%
Sovereign Issues	6.4%
Loan Participations and Assignments	2.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	0.6%
Affiliated Investments	2.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(50.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFIIX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1868TSRSAR_093024

I-2: PFTPX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$32	0.63%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,889,107
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	344%
Total Net Advisory Fees Paid During the Reporting Period	$15,392
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	24.7%
Non-Agency Mortgage-Backed Securities	19.2%
Corporate Bonds & Notes	16.8%
U.S. Treasury Obligations	9.8%
Sovereign Issues	6.4%
Loan Participations and Assignments	2.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	0.6%
Affiliated Investments	2.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(50.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFTPX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1906TSRSAR_093024

Class A: ATMAX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.04%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$90,045
# of Portfolio Holdings	604
Portfolio Turnover Rate	459%
Total Net Advisory Fees Paid During the Reporting Period	$118
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	58.5%
Corporate Bonds & Notes	24.7%
Asset-Backed Securities	15.2%
U.S. Treasury Obligations	12.3%
Sovereign Issues	6.8%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.6%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	22.2%
Affiliated Investments	13.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(55.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: ATMAX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6001TSRSAR_093024

Class C: ATMCX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.79%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$90,045
# of Portfolio Holdings	604
Portfolio Turnover Rate	459%
Total Net Advisory Fees Paid During the Reporting Period	$118
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	58.5%
Corporate Bonds & Notes	24.7%
Asset-Backed Securities	15.2%
U.S. Treasury Obligations	12.3%
Sovereign Issues	6.8%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.6%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	22.2%
Affiliated Investments	13.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(55.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: ATMCX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6201TSRSAR_093024

Institutional Class: PUTIX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.64%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$90,045
# of Portfolio Holdings	604
Portfolio Turnover Rate	459%
Total Net Advisory Fees Paid During the Reporting Period	$118
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	58.5%
Corporate Bonds & Notes	24.7%
Asset-Backed Securities	15.2%
U.S. Treasury Obligations	12.3%
Sovereign Issues	6.8%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.6%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	22.2%
Affiliated Investments	13.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(55.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PUTIX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1942TSRSAR_093024

I-2: PUTPX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$38	0.74%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$90,045
# of Portfolio Holdings	604
Portfolio Turnover Rate	459%
Total Net Advisory Fees Paid During the Reporting Period	$118
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	58.5%
Corporate Bonds & Notes	24.7%
Asset-Backed Securities	15.2%
U.S. Treasury Obligations	12.3%
Sovereign Issues	6.8%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.6%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	22.2%
Affiliated Investments	13.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(55.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PUTPX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1955TSRSAR_093024

Institutional Class: PMDRX

PIMCO Moderate Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.26%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,557,996
# of Portfolio Holdings	901
Portfolio Turnover Rate	144%
Total Net Advisory Fees Paid During the Reporting Period	$1,859
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	54.0%
U.S. Government Agencies	24.3%
Corporate Bonds & Notes	15.7%
Asset-Backed Securities	11.5%
Sovereign Issues	6.1%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	1.0%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(18.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMDRX

PIMCO Moderate Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0120TSRSAR_093024

I-2: PMOPX

PIMCO Moderate Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$70	1.36%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,557,996
# of Portfolio Holdings	901
Portfolio Turnover Rate	144%
Total Net Advisory Fees Paid During the Reporting Period	$1,859
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	54.0%
U.S. Government Agencies	24.3%
Corporate Bonds & Notes	15.7%
Asset-Backed Securities	11.5%
Sovereign Issues	6.1%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	1.0%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(18.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMOPX

PIMCO Moderate Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1962TSRSAR_093024

Class A: PMZAX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	1.89%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,848,059
# of Portfolio Holdings	2,910
Portfolio Turnover Rate	596%
Total Net Advisory Fees Paid During the Reporting Period	$17,195
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	135.0%
Non-Agency Mortgage-Backed Securities	42.1%
Asset-Backed Securities	29.1%
U.S. Treasury Obligations	0.5%
Other Investments	0.1%
Short-Term Instruments	0.7%
Affiliated Investments	2.7%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(110.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMZAX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6044TSRSAR_093024

Class C: PMZCX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	2.64%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,848,059
# of Portfolio Holdings	2,910
Portfolio Turnover Rate	596%
Total Net Advisory Fees Paid During the Reporting Period	$17,195
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	135.0%
Non-Agency Mortgage-Backed Securities	42.1%
Asset-Backed Securities	29.1%
U.S. Treasury Obligations	0.5%
Other Investments	0.1%
Short-Term Instruments	0.7%
Affiliated Investments	2.7%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(110.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PMZCX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6244TSRSAR_093024

I-3: PMZNX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$84	1.64%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,848,059
# of Portfolio Holdings	2,910
Portfolio Turnover Rate	596%
Total Net Advisory Fees Paid During the Reporting Period	$17,195
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	135.0%
Non-Agency Mortgage-Backed Securities	42.1%
Asset-Backed Securities	29.1%
U.S. Treasury Obligations	0.5%
Other Investments	0.1%
Short-Term Instruments	0.7%
Affiliated Investments	2.7%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(110.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PMZNX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2190TSRSAR_093024

Institutional Class: PMZIX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	1.49%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,848,059
# of Portfolio Holdings	2,910
Portfolio Turnover Rate	596%
Total Net Advisory Fees Paid During the Reporting Period	$17,195
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	135.0%
Non-Agency Mortgage-Backed Securities	42.1%
Asset-Backed Securities	29.1%
U.S. Treasury Obligations	0.5%
Other Investments	0.1%
Short-Term Instruments	0.7%
Affiliated Investments	2.7%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(110.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMZIX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2075TSRSAR_093024

I-2: PMZPX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$82	1.59%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,848,059
# of Portfolio Holdings	2,910
Portfolio Turnover Rate	596%
Total Net Advisory Fees Paid During the Reporting Period	$17,195
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	135.0%
Non-Agency Mortgage-Backed Securities	42.1%
Asset-Backed Securities	29.1%
U.S. Treasury Obligations	0.5%
Other Investments	0.1%
Short-Term Instruments	0.7%
Affiliated Investments	2.7%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(110.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMZPX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2077TSRSAR_093024

Class A: PEGAX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	1.82%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,105
# of Portfolio Holdings	703
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$324
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	30.7%
Non-Agency Mortgage-Backed Securities	14.2%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	11.7%
Sovereign Issues	3.1%
Preferred Securities	0.1%
Short-Term Instruments	0.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PEGAX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8090TSRSAR_093024

Class C: PEGBX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	2.57%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,105
# of Portfolio Holdings	703
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$324
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	30.7%
Non-Agency Mortgage-Backed Securities	14.2%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	11.7%
Sovereign Issues	3.1%
Preferred Securities	0.1%
Short-Term Instruments	0.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PEGBX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8290TSRSAR_093024

I-2: PEGPX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$78	1.52%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,105
# of Portfolio Holdings	703
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$324
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	30.7%
Non-Agency Mortgage-Backed Securities	14.2%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	11.7%
Sovereign Issues	3.1%
Preferred Securities	0.1%
Short-Term Instruments	0.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEGPX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2219TSRSAR_093024

I-3: PEGQX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$81	1.57%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,105
# of Portfolio Holdings	703
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$324
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	30.7%
Non-Agency Mortgage-Backed Securities	14.2%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	11.7%
Sovereign Issues	3.1%
Preferred Securities	0.1%
Short-Term Instruments	0.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PEGQX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2220TSRSAR_093024

Institutional Class: PEGIX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	1.42%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,105
# of Portfolio Holdings	703
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$324
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	30.7%
Non-Agency Mortgage-Backed Securities	14.2%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	11.7%
Sovereign Issues	3.1%
Preferred Securities	0.1%
Short-Term Instruments	0.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEGIX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2218TSRSAR_093024

Institutional Class: PPEIX

PIMCO Total Return Fund V

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund V (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$28	0.54%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$208,957
# of Portfolio Holdings	366
Portfolio Turnover Rate	137%
Total Net Advisory Fees Paid During the Reporting Period	$221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	61.4%
Corporate Bonds & Notes	26.9%
U.S. Treasury Obligations	14.7%
Sovereign Issues	2.2%
Asset-Backed Securities	2.1%
Non-Agency Mortgage-Backed Securities	0.6%
Short-Term Instruments	16.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(24.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPEIX

PIMCO Total Return Fund V

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2242TSRSAR_093024

Class A: PFANX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.40%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$977,531
# of Portfolio Holdings	250
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.4%
Preferred Securities	39.6%
Short-Term Instruments	0.3%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFANX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8021TSRSAR_093024

Class C: PFCJX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.15%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$977,531
# of Portfolio Holdings	250
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.4%
Preferred Securities	39.6%
Short-Term Instruments	0.3%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFCJX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8286TSRSAR_093024

I-3: PFNNX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$62	1.20%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$977,531
# of Portfolio Holdings	250
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.4%
Preferred Securities	39.6%
Short-Term Instruments	0.3%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFNNX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2192TSRSAR_093024

Institutional Class: PFINX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	1.05%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$977,531
# of Portfolio Holdings	250
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.4%
Preferred Securities	39.6%
Short-Term Instruments	0.3%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFINX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2139TSRSAR_093024

I-2: PFPNX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$60	1.15%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$977,531
# of Portfolio Holdings	250
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.4%
Preferred Securities	39.6%
Short-Term Instruments	0.3%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFPNX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2138TSRSAR_093024

Administrative Class: PRFAX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$90	1.75%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,687,738
# of Portfolio Holdings	864
Portfolio Turnover Rate	238%
Total Net Advisory Fees Paid During the Reporting Period	$2,271
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.5%
Corporate Bonds & Notes	29.8%
U.S. Treasury Obligations	22.9%
Non-Agency Mortgage-Backed Securities	9.6%
Asset-Backed Securities	9.5%
Sovereign Issues	9.0%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Short-Term Instruments	4.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(49.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PRFAX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0405TSRSAR_093024

Class A: PTGAX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.90%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,687,738
# of Portfolio Holdings	864
Portfolio Turnover Rate	238%
Total Net Advisory Fees Paid During the Reporting Period	$2,271
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.5%
Corporate Bonds & Notes	29.8%
U.S. Treasury Obligations	22.9%
Non-Agency Mortgage-Backed Securities	9.6%
Asset-Backed Securities	9.5%
Sovereign Issues	9.0%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Short-Term Instruments	4.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(49.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTGAX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8089TSRSAR_093024

Class C: PTGCX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$136	2.65%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,687,738
# of Portfolio Holdings	864
Portfolio Turnover Rate	238%
Total Net Advisory Fees Paid During the Reporting Period	$2,271
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.5%
Corporate Bonds & Notes	29.8%
U.S. Treasury Obligations	22.9%
Non-Agency Mortgage-Backed Securities	9.6%
Asset-Backed Securities	9.5%
Sovereign Issues	9.0%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Short-Term Instruments	4.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(49.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PTGCX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8289TSRSAR_093024

I-3: PTRSX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$85	1.65%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,687,738
# of Portfolio Holdings	864
Portfolio Turnover Rate	238%
Total Net Advisory Fees Paid During the Reporting Period	$2,271
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.5%
Corporate Bonds & Notes	29.8%
U.S. Treasury Obligations	22.9%
Non-Agency Mortgage-Backed Securities	9.6%
Asset-Backed Securities	9.5%
Sovereign Issues	9.0%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Short-Term Instruments	4.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(49.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTRSX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2237TSRSAR_093024

Institutional Class: PTSAX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	1.50%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,687,738
# of Portfolio Holdings	864
Portfolio Turnover Rate	238%
Total Net Advisory Fees Paid During the Reporting Period	$2,271
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.5%
Corporate Bonds & Notes	29.8%
U.S. Treasury Obligations	22.9%
Non-Agency Mortgage-Backed Securities	9.6%
Asset-Backed Securities	9.5%
Sovereign Issues	9.0%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Short-Term Instruments	4.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(49.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTSAX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0105TSRSAR_093024

I-2: PRAPX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$82	1.60%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,687,738
# of Portfolio Holdings	864
Portfolio Turnover Rate	238%
Total Net Advisory Fees Paid During the Reporting Period	$2,271
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.5%
Corporate Bonds & Notes	29.8%
U.S. Treasury Obligations	22.9%
Non-Agency Mortgage-Backed Securities	9.6%
Asset-Backed Securities	9.5%
Sovereign Issues	9.0%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Short-Term Instruments	4.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(49.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PRAPX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1947TSRSAR_093024

Institutional Class: PMBIX

PIMCO Total Return Fund II

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	1.64%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$539,050
# of Portfolio Holdings	621
Portfolio Turnover Rate	247%
Total Net Advisory Fees Paid During the Reporting Period	$747
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	58.5%
U.S. Treasury Obligations	54.1%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	15.6%
Asset-Backed Securities	7.6%
Municipal Bonds & Notes	0.4%
Preferred Securities	0.4%
Affiliated Investments	2.5%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(62.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMBIX

PIMCO Total Return Fund II

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0153TSRSAR_093024

I-2: PMTPX

PIMCO Total Return Fund II

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$82	1.60%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$539,050
# of Portfolio Holdings	621
Portfolio Turnover Rate	247%
Total Net Advisory Fees Paid During the Reporting Period	$747
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	58.5%
U.S. Treasury Obligations	54.1%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	15.6%
Asset-Backed Securities	7.6%
Municipal Bonds & Notes	0.4%
Preferred Securities	0.4%
Affiliated Investments	2.5%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(62.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMTPX

PIMCO Total Return Fund II

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1960TSRSAR_093024

Class A: PTUZX

PIMCO Total Return Fund IV

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$305,264
# of Portfolio Holdings	532
Portfolio Turnover Rate	249%
Total Net Advisory Fees Paid During the Reporting Period	$357
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	56.1%
Corporate Bonds & Notes	42.3%
U.S. Treasury Obligations	16.0%
Non-Agency Mortgage-Backed Securities	11.1%
Asset-Backed Securities	3.1%
Sovereign Issues	2.5%
Municipal Bonds & Notes	1.1%
Common Stocks	0.3%
Short-Term Instruments	0.3%
Affiliated Investments	1.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTUZX

PIMCO Total Return Fund IV

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6032TSRSAR_093024

Institutional Class: PTUIX

PIMCO Total Return Fund IV

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.60%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$305,264
# of Portfolio Holdings	532
Portfolio Turnover Rate	249%
Total Net Advisory Fees Paid During the Reporting Period	$357
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	56.1%
Corporate Bonds & Notes	42.3%
U.S. Treasury Obligations	16.0%
Non-Agency Mortgage-Backed Securities	11.1%
Asset-Backed Securities	3.1%
Sovereign Issues	2.5%
Municipal Bonds & Notes	1.1%
Common Stocks	0.3%
Short-Term Instruments	0.3%
Affiliated Investments	1.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTUIX

PIMCO Total Return Fund IV

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2025TSRSAR_093024

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	Asset Allocation Funds
●	Bond Funds
●	Credit Bond Funds

To be filed under the immediately following first companion submission on Form N-CSR:

●	Equity-Related Strategy Funds
●	International Bond Funds
●	Municipal Value Funds
●	Income Fund
●	International Bond Fund (U.S. Dollar-Hedged)
●	Total Return Fund
●	TRENDS Managed Futures Strategy Fund

To be filed under the immediately following second companion submission on Form N-CSR:

●	PAPS Portfolios
●	PAPS All Asset Funds
●	Real Return Strategy Funds
●	Short Duration Strategy Funds
●	Tax-Efficient Strategy Funds

(b)	Not applicable to the Registrant.

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

Asset Allocation Funds

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

PIMCO Global Core Asset Allocation Fund

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Global Core Asset Allocation Fund (each, a “Fund” and collectively, the “Funds”).

The PIMCO All Asset Fund and PIMCO All Asset All Authority Fund are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund invest substantially all of their assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The PIMCO Global Core Asset Allocation Fund may invest its assets in some or all of the Underlying PIMCO Funds, which, for PIMCO Global Core Asset Allocation Fund, is defined to include Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except other fund of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The PIMCO Global Core Asset Allocation Fund also may invest its respective assets in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively with the Underlying PIMCO Funds, “Acquired Funds”).

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

2	PIMCO ASSET ALLOCATION FUNDS

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the Funds	(Cont.)

unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO All Asset Fund	07/31/02	07/31/02	04/30/08	04/27/18	12/31/02	04/30/03	04/30/03	01/31/06	Diversified
PIMCO All Asset All Authority Fund	10/31/03	10/31/03	07/10/08	04/27/18	—	07/29/05	07/29/05	—	Diversified
PIMCO Global Core Asset Allocation Fund	10/29/08	10/29/08	10/29/08	—	—	10/29/08	10/29/08	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising

4	PIMCO ASSET ALLOCATION FUNDS

rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset Fund
Institutional Class

04/01/2024 - 09/30/2024+	$11.12	$0.34	$0.29	$0.63	$(0.31)	$0.00	$0.00	$(0.31)

03/31/2024	10.78	0.40	0.36	0.76	(0.42)	0.00	0.00	(0.42)

03/31/2023	12.34	0.69	(1.53)	(0.84)	(0.72)	0.00	0.00	(0.72)

03/31/2022	12.77	1.27	(0.43)	0.84	(1.27)	0.00	0.00	(1.27)

03/31/2021	9.94	0.84	2.80	3.64	(0.81)	0.00	0.00	(0.81)

03/31/2020	11.48	0.32	(1.49)	(1.17)	(0.36)	0.00	(0.01)	(0.37)
I-2

04/01/2024 - 09/30/2024+	11.15	0.33	0.30	0.63	(0.31)	0.00	0.00	(0.31)

03/31/2024	10.81	0.39	0.36	0.75	(0.41)	0.00	0.00	(0.41)

03/31/2023	12.37	0.68	(1.53)	(0.85)	(0.71)	0.00	0.00	(0.71)

03/31/2022	12.80	1.26	(0.43)	0.83	(1.26)	0.00	0.00	(1.26)

03/31/2021	9.97	0.84	2.79	3.63	(0.80)	0.00	0.00	(0.80)

03/31/2020	11.50	0.31	(1.48)	(1.17)	(0.35)	0.00	(0.01)	(0.36)
I-3

04/01/2024 - 09/30/2024+	11.17	0.33	0.30	0.63	(0.31)	0.00	0.00	(0.31)

03/31/2024	10.82	0.42	0.34	0.76	(0.41)	0.00	0.00	(0.41)

03/31/2023	12.38	0.67	(1.52)	(0.85)	(0.71)	0.00	0.00	(0.71)

03/31/2022	12.80	1.55	(0.72)	0.83	(1.25)	0.00	0.00	(1.25)

03/31/2021	9.97	1.07	2.55	3.62	(0.79)	0.00	0.00	(0.79)

03/31/2020	11.50	0.22	(1.41)	(1.19)	(0.33)	0.00	(0.01)	(0.34)
Administrative Class

04/01/2024 - 09/30/2024+	11.15	0.33	0.29	0.62	(0.30)	0.00	0.00	(0.30)

03/31/2024	10.80	0.38	0.37	0.75	(0.40)	0.00	0.00	(0.40)

03/31/2023	12.37	0.66	(1.53)	(0.87)	(0.70)	0.00	0.00	(0.70)

03/31/2022	12.80	1.22	(0.41)	0.81	(1.24)	0.00	0.00	(1.24)

03/31/2021	9.97	0.81	2.80	3.61	(0.78)	0.00	0.00	(0.78)

03/31/2020	11.50	0.29	(1.48)	(1.19)	(0.33)	0.00	(0.01)	(0.34)
Class A

04/01/2024 - 09/30/2024+	11.12	0.32	0.29	0.61	(0.29)	0.00	0.00	(0.29)

03/31/2024	10.78	0.35	0.37	0.72	(0.38)	0.00	0.00	(0.38)

03/31/2023	12.34	0.63	(1.52)	(0.89)	(0.67)	0.00	0.00	(0.67)

03/31/2022	12.78	1.22	(0.44)	0.78	(1.22)	0.00	0.00	(1.22)

03/31/2021	9.96	0.80	2.78	3.58	(0.76)	0.00	0.00	(0.76)

03/31/2020	11.49	0.27	(1.48)	(1.21)	(0.31)	0.00	(0.01)	(0.32)
Class C

04/01/2024 - 09/30/2024+	11.07	0.27	0.29	0.56	(0.25)	0.00	0.00	(0.25)

03/31/2024	10.73	0.27	0.37	0.64	(0.30)	0.00	0.00	(0.30)

03/31/2023	12.29	0.55	(1.52)	(0.97)	(0.59)	0.00	0.00	(0.59)

03/31/2022	12.74	1.11	(0.43)	0.68	(1.13)	0.00	0.00	(1.13)

03/31/2021	9.91	0.52	2.95	3.47	(0.64)	0.00	0.00	(0.64)

03/31/2020	11.44	0.18	(1.48)	(1.30)	(0.22)	0.00	(0.01)	(0.23)
Class R

04/01/2024 - 09/30/2024+	11.01	0.30	0.29	0.59	(0.28)	0.00	0.00	(0.28)

03/31/2024	10.68	0.33	0.35	0.68	(0.35)	0.00	0.00	(0.35)

03/31/2023	12.24	0.60	(1.51)	(0.91)	(0.65)	0.00	0.00	(0.65)

03/31/2022	12.68	1.17	(0.42)	0.75	(1.19)	0.00	0.00	(1.19)

03/31/2021	9.89	0.76	2.76	3.52	(0.73)	0.00	0.00	(0.73)

03/31/2020	11.42	0.24	(1.48)	(1.24)	(0.28)	0.00	(0.01)	(0.29)

PIMCO All Asset All Authority Fund
Institutional Class

04/01/2024 - 09/30/2024+	$6.47	$0.08	$0.26	$0.34	$(0.07)	$0.00	$0.00	$(0.07)

03/31/2024	6.50	0.16	0.01	0.17	(0.20)	0.00	0.00	(0.20)

03/31/2023	7.90	0.51	(1.34)	(0.83)	(0.57)	0.00	0.00	(0.57)

03/31/2022	8.49	1.12	(0.58)	0.54	(1.13)	0.00	0.00	(1.13)

03/31/2021	6.66	0.71	1.75	2.46	(0.63)	0.00	0.00	(0.63)

03/31/2020	8.17	0.16	(1.46)	(1.30)	(0.21)	0.00	0.00	(0.21)

6	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.44	5.78%	$11,332,489	0.145	%*	0.225	%*	0.145	%*	0.225	%*	6.09	%*	18%

11.12	7.22	11,918,075	0.145		0.225		0.145		0.225		3.77		56

10.78	(6.68)	12,563,116	0.115		0.225		0.115		0.225		6.15		73

12.34	6.49	14,678,246	0.115		0.225		0.115		0.225		9.82		92

12.77	37.13	14,734,941	0.135		0.225		0.135		0.225		7.22		143

9.94	(10.61)	13,039,098	0.075		0.225		0.075		0.225		2.79		44

11.47	5.72	387,084	0.245	*	0.325	*	0.245	*	0.325	*	5.98	*	18

11.15	7.10	456,245	0.245		0.325		0.245		0.325		3.62		56

10.81	(6.76)	540,659	0.215		0.325		0.215		0.325		6.05		73

12.37	6.38	675,717	0.215		0.325		0.215		0.325		9.69		92

12.80	36.89	547,542	0.235		0.325		0.235		0.325		7.16		143

9.97	(10.59)	465,828	0.175		0.325		0.175		0.325		2.69		44

11.49	5.69	32,535	0.295	*	0.425	*	0.295	*	0.425	*	5.95	*	18

11.17	7.16	35,632	0.295		0.425		0.295		0.425		3.88		56

10.82	(6.80)	9,906	0.265		0.425		0.265		0.425		5.96		73

12.38	6.39	11,414	0.265		0.425		0.265		0.425		11.86		92

12.80	36.86	9,628	0.285		0.425		0.285		0.425		8.82		143

9.97	(10.75)	1,457	0.225		0.425		0.225		0.425		1.93		44

11.47	5.65	58,267	0.395	*	0.475	*	0.395	*	0.475	*	5.89	*	18

11.15	7.05	56,098	0.395		0.475		0.395		0.475		3.49		56

10.80	(6.97)	63,198	0.365		0.475		0.365		0.475		5.89		73

12.37	6.22	76,092	0.365		0.475		0.365		0.475		9.40		92

12.80	36.71	101,104	0.385		0.475		0.385		0.475		6.91		143

9.97	(10.72)	89,662	0.325		0.475		0.325		0.475		2.52		44

11.44	5.57	568,554	0.595	*	0.675	*	0.595	*	0.675	*	5.66	*	18

11.12	6.76	591,785	0.595		0.675		0.595		0.675		3.29		56

10.78	(7.09)	700,680	0.565		0.675		0.565		0.675		5.66		73

12.34	5.96	902,250	0.565		0.675		0.565		0.675		9.40		92

12.78	36.41	890,767	0.585		0.675		0.585		0.675		6.88		143

9.96	(10.90)	720,356	0.525		0.675		0.525		0.675		2.33		44

11.38	5.13	27,994	1.345	*	1.425	*	1.345	*	1.425	*	4.83	*	18

11.07	6.01	32,159	1.345		1.425		1.345		1.425		2.49		56

10.73	(7.80)	41,778	1.315		1.425		1.315		1.425		4.96		73

12.29	5.16	59,622	1.315		1.425		1.315		1.425		8.64		92

12.74	35.41	67,808	1.335		1.425		1.335		1.425		4.56		143

9.91	(11.63)	181,495	1.275		1.425		1.275		1.425		1.55		44

11.32	5.42	34,443	0.845	*	0.925	*	0.845	*	0.925	*	5.39	*	18

11.01	6.49	36,583	0.845		0.925		0.845		0.925		3.08		56

10.68	(7.36)	38,180	0.815		0.925		0.815		0.925		5.43		73

12.24	5.77	44,901	0.815		0.925		0.815		0.925		9.13		92

12.68	36.05	46,373	0.835		0.925		0.835		0.925		6.54		143

9.89	(11.18)	41,037	0.775		0.925		0.775		0.925		2.08		44

$6.74	5.32%	$805,243	3.09	%(g)*	3.09	%(g)*	0.30	%*	0.30	%*	2.43	%*	26%

6.47	2.60	1,072,118	2.92	(g)	2.92	(g)	0.28		0.28		2.45		67

6.50	(10.42)	1,503,547	1.74	(g)	1.78	(g)	0.21		0.25		7.44		103

7.90	6.09	2,363,703	0.54	(g)	0.58	(g)	0.21		0.25		13.08		108

8.49	37.48	2,289,116	0.73	(g)	0.76	(g)	0.23		0.26		9.12		159

6.66	(16.32)	2,349,263	1.44	(g)	1.53	(g)	0.16		0.25		1.99		45

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset All Authority Fund (Cont.)
I-2

04/01/2024 - 09/30/2024+	$6.47	$0.08	$0.26	$0.34	$(0.07)	$0.00	$0.00	$(0.07)

03/31/2024	6.51	0.15	0.00	0.15	(0.19)	0.00	0.00	(0.19)

03/31/2023	7.90	0.50	(1.33)	(0.83)	(0.56)	0.00	0.00	(0.56)

03/31/2022	8.50	1.13	(0.61)	0.52	(1.12)	0.00	0.00	(1.12)

03/31/2021	6.66	0.69	1.77	2.46	(0.62)	0.00	0.00	(0.62)

03/31/2020	8.18	0.15	(1.46)	(1.31)	(0.21)	0.00	0.00	(0.21)
I-3

04/01/2024 - 09/30/2024+	6.47	0.08	0.26	0.34	(0.07)	0.00	0.00	(0.07)

03/31/2024	6.51	0.14	0.01	0.15	(0.19)	0.00	0.00	(0.19)

03/31/2023	7.90	0.54	(1.37)	(0.83)	(0.56)	0.00	0.00	(0.56)

03/31/2022	8.50	1.17	(0.66)	0.51	(1.11)	0.00	0.00	(1.11)

03/31/2021	6.66	0.62	1.84	2.46	(0.62)	0.00	0.00	(0.62)

03/31/2020	8.17	0.09	(1.41)	(1.32)	(0.19)	0.00	0.00	(0.19)
Class A

04/01/2024 - 09/30/2024+	6.46	0.07	0.26	0.33	(0.06)	0.00	0.00	(0.06)

03/31/2024	6.50	0.13	0.00	0.13	(0.17)	0.00	0.00	(0.17)

03/31/2023	7.90	0.48	(1.34)	(0.86)	(0.54)	0.00	0.00	(0.54)

03/31/2022	8.49	1.08	(0.58)	0.50	(1.09)	0.00	0.00	(1.09)

03/31/2021	6.66	0.73	1.70	2.43	(0.60)	0.00	0.00	(0.60)

03/31/2020	8.18	0.13	(1.47)	(1.34)	(0.18)	0.00	0.00	(0.18)
Class C

04/01/2024 - 09/30/2024+	6.48	0.04	0.27	0.31	(0.04)	0.00	0.00	(0.04)

03/31/2024	6.52	0.08	0.00	0.08	(0.12)	0.00	0.00	(0.12)

03/31/2023	7.92	0.42	(1.33)	(0.91)	(0.49)	0.00	0.00	(0.49)

03/31/2022	8.51	1.00	(0.57)	0.43	(1.02)	0.00	0.00	(1.02)

03/31/2021	6.66	0.48	1.89	2.37	(0.52)	0.00	0.00	(0.52)

03/31/2020	8.18	0.06	(1.46)	(1.40)	(0.12)	0.00	0.00	(0.12)

PIMCO Global Core Asset Allocation Fund (Consolidated)
Institutional Class

04/01/2024 - 09/30/2024+	$13.97	$0.22	$0.68	$0.90	$0.00	$0.00	$0.00	$0.00

03/31/2024	12.49	0.45	1.36	1.81	(0.33)	0.00	0.00	(0.33)

03/31/2023	13.84	0.30	(1.47)	(1.17)	(0.18)	0.00	0.00	(0.18)

03/31/2022	13.58	0.19	0.09	0.28	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	10.80	0.14	3.85	3.99	(1.21)	0.00	0.00	(1.21)

03/31/2020	12.58	0.34	(1.50)	(1.16)	(0.62)	0.00	0.00	(0.62)
I-2

04/01/2024 - 09/30/2024+	13.92	0.21	0.69	0.90	0.00	0.00	0.00	0.00

03/31/2024	12.46	0.43	1.35	1.78	(0.32)	0.00	0.00	(0.32)

03/31/2023	13.80	0.29	(1.46)	(1.17)	(0.17)	0.00	0.00	(0.17)

03/31/2022	13.55	0.17	0.10	0.27	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	10.78	0.12	3.85	3.97	(1.20)	0.00	0.00	(1.20)

03/31/2020	12.56	0.32	(1.49)	(1.17)	(0.61)	0.00	0.00	(0.61)
Class A

04/01/2024 - 09/30/2024+	13.74	0.18	0.68	0.86	0.00	0.00	0.00	0.00

03/31/2024	12.30	0.39	1.32	1.71	(0.27)	0.00	0.00	(0.27)

03/31/2023	13.63	0.24	(1.44)	(1.20)	(0.13)	0.00	0.00	(0.13)

03/31/2022	13.42	0.12	0.10	0.22	0.00	0.00	(0.01)	(0.01)

03/31/2021	10.70	0.06	3.82	3.88	(1.16)	0.00	0.00	(1.16)

03/31/2020	12.47	0.27	(1.47)	(1.20)	(0.57)	0.00	0.00	(0.57)

8	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.74	5.27%	$121,412	3.19	%(g)*	3.19	%(g)*	0.40	%*	0.40	%*	2.38	%*	26%

6.47	2.34	130,447	3.02	(g)	3.02	(g)	0.38		0.38		2.43		67

6.51	(10.39)	170,079	1.84	(g)	1.88	(g)	0.31		0.35		7.18		103

7.90	5.86	278,555	0.64	(g)	0.68	(g)	0.31		0.35		13.22		108

8.50	37.51	289,056	0.83	(g)	0.86	(g)	0.33		0.36		8.83		159

6.66	(16.51)	331,178	1.54	(g)	1.63	(g)	0.26		0.35		1.88		45

6.74	5.25	1,279	3.24	(g)*	3.29	(g)*	0.45	*	0.50	*	2.32	*	26

6.47	2.29	1,511	3.07	(g)	3.12	(g)	0.43		0.48		2.25		67

6.51	(10.46)	2,307	1.49	(f)(g)	1.58	(f)(g)	0.36	(f)	0.45	(f)	7.54		103

7.90	5.81	13,919	0.69	(g)	0.78	(g)	0.36		0.45		13.72		108

8.50	37.46	11,581	0.88	(g)	0.96	(g)	0.38		0.46		7.70		159

6.66	(16.52)	1,561	1.59	(g)	1.73	(g)	0.31		0.45		1.07		45

6.73	5.11	229,028	3.54	(g)*	3.54	(g)*	0.75	*	0.75	*	2.03	*	26

6.46	2.00	249,885	3.37	(g)	3.37	(g)	0.73		0.73		2.07		67

6.50	(10.81)	308,294	2.19	(g)	2.23	(g)	0.66		0.70		6.95		103

7.90	5.65	422,624	0.99	(g)	1.03	(g)	0.66		0.70		12.65		108

8.49	36.95	465,005	1.18	(g)	1.21	(g)	0.68		0.71		9.24		159

6.66	(16.79)	343,870	1.89	(g)	1.98	(g)	0.61		0.70		1.55		45

6.75	4.73	10,792	4.29	(g)*	4.29	(g)*	1.50	*	1.50	*	1.27	*	26

6.48	1.23	12,899	4.12	(g)	4.12	(g)	1.48		1.48		1.20		67

6.52	(11.49)	19,998	2.89	(f)(g)	2.93	(f)(g)	1.41	(f)	1.45	(f)	5.98		103

7.92	4.84	38,642	1.74	(g)	1.78	(g)	1.41		1.45		11.68		108

8.51	35.91	64,967	1.93	(g)	1.96	(g)	1.43		1.46		6.18		159

6.66	(17.41)	184,046	2.64	(g)	2.73	(g)	1.36		1.45		0.74		45

$14.87	6.44%	$170,991	1.06	%*	1.09	%*	0.95	%*	0.98	%*	3.06	%*	336%

13.97	14.66	95,684	1.10		1.17		0.94		1.01		3.55		594

12.49	(8.42)	129,288	1.01		1.09		0.92		1.00		2.40		359

13.84	2.06	163,073	0.86		1.00		0.85		0.99		1.31		119

13.58	38.21	167,863	0.85		1.00		0.84		0.99		1.09		182

10.80	(9.46)	121,437	1.13		1.36		0.80		1.03		2.70		511

14.82	6.47	28,694	1.16	*	1.19	*	1.05	*	1.08	*	2.98	*	336

13.92	14.43	28,330	1.20		1.27		1.04		1.11		3.41		594

12.46	(8.46)	27,407	1.11		1.19		1.02		1.10		2.29		359

13.80	1.97	36,705	0.96		1.10		0.95		1.09		1.21		119

13.55	38.06	42,347	0.95		1.10		0.94		1.09		0.91		182

10.78	(9.56)	34,956	1.23		1.46		0.90		1.13		2.53		511

14.60	6.26	97,318	1.51	*	1.54	*	1.40	*	1.43	*	2.63	*	336

13.74	14.08	96,675	1.55		1.62		1.39		1.46		3.06		594

12.30	(8.80)	99,502	1.46		1.54		1.37		1.45		1.95		359

13.63	1.64	125,611	1.31		1.45		1.30		1.44		0.86		119

13.42	37.47	130,491	1.30		1.45		1.29		1.44		0.51		182

10.70	(9.83)	85,249	1.58		1.81		1.25		1.48		2.13		511

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Core Asset Allocation Fund (Consolidated) (Cont.)
Class C

04/01/2024 - 09/30/2024+	$13.23	$0.13	$0.64	$0.77	$0.00	$0.00	$0.00	$0.00

03/31/2024	11.86	0.28	1.28	1.56	(0.19)	0.00	0.00	(0.19)

03/31/2023	13.17	0.14	(1.38)	(1.24)	(0.07)	0.00	0.00	(0.07)

03/31/2022	13.06	0.01	0.10	0.11	0.00	0.00	0.00	0.00

03/31/2021	10.41	0.01	3.67	3.68	(1.03)	0.00	0.00	(1.03)

03/31/2020	12.13	0.19	(1.46)	(1.27)	(0.45)	0.00	0.00	(0.45)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(g)	Ratio of expenses to average net assets includes line of credit expenses.

10	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$14.00	5.82%	$2,710	2.26	%*	2.29	%*	2.15	%*	2.18	%*	1.88	%*	336%

13.23	13.25	3,241	2.30		2.37		2.14		2.21		2.33		594

11.86	(9.45)	4,713	2.21		2.29		2.12		2.20		1.16		359

13.17	0.84	7,900	2.06		2.20		2.05		2.19		0.11		119

13.06	36.47	10,493	2.05		2.20		2.04		2.19		0.11		182

10.41	(10.54)	31,859	2.33		2.56		2.00		2.23		1.54		511

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Assets:

Investments, at value
Investments in Affiliates	$12,454,532	$1,568,475
Cash	0	43
Receivable for investments in Affiliates sold	3,146	924
Receivable for Fund shares sold	2,629	289
Dividends receivable from Affiliates	19,680	3,212
Reimbursement receivable from PIMCO	666	0
Prepaid expenses	0	401
Total Assets	12,480,653	1,573,344

Liabilities:

Borrowings & Other Financing Transactions
Payable for line of credit	$0	$400,000
Payable for investments in Affiliates purchased	23,570	4,258
Payable for Fund shares redeemed	13,293	321
Overdraft due to custodian	1	0
Accrued investment advisory fees	1,663	181
Accrued supervisory and administrative fees	606	92
Accrued distribution fees	34	6
Accrued servicing fees	120	46
Accrued reimbursement to PIMCO	0	39
Other liabilities	0	647
Total Liabilities	39,287	405,590

Commitments and Contingent Liabilities^

Net Assets	$12,441,366	$1,167,754

Net Assets Consist of:

Paid in capital	$15,607,122	$8,218,685
Distributable earnings (accumulated loss)	(3,165,756)	(7,050,931)

Net Assets	$12,441,366	$1,167,754

Cost of investments in Affiliates	$11,838,121	$1,504,005

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Net Assets:

Institutional Class	$11,332,489	$805,243
I-2	387,084	121,412
I-3	32,535	1,279
Administrative Class	58,267	N/A
Class A	568,554	229,028
Class C	27,994	10,792
Class R	34,443	N/A

Shares Issued and Outstanding:

Institutional Class	990,314	119,536
I-2	33,737	18,010
I-3	2,831	190
Administrative Class	5,081	N/A
Class A	49,693	34,025
Class C	2,459	1,598
Class R	3,041	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.44	$6.74
I-2	11.47	6.74
I-3	11.49	6.74
Administrative Class	11.47	N/A
Class A	11.44	6.73
Class C	11.38	6.75
Class R	11.32	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Consolidated Statement of Assets and Liabilities	PIMCO Global Core Asset Allocation Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$300,110
Investments in Affiliates	68,197
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,285
Over the counter	1,542
Cash	1,038
Deposits with counterparty	8,293
Foreign currency, at value	2,821
Receivable for investments sold	1,616
Receivable for investments sold on a delayed-delivery basis	332
Receivable for TBA investments sold	106,774
Receivable for Fund shares sold	25
Interest and/or dividends receivable	746
Dividends receivable from Affiliates	244
Reimbursement receivable from PIMCO	1
Total Assets	493,024

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$1,419
Over the counter	2,462
Payable for investments purchased	1,646
Payable for investments in Affiliates purchased	254
Payable for investments purchased on a delayed-delivery basis	47
Payable for TBA investments purchased	185,256
Deposits from counterparty	1,884
Payable for Fund shares redeemed	76
Accrued investment advisory fees	206
Accrued supervisory and administrative fees	29
Accrued distribution fees	2
Accrued servicing fees	19
Foreign capital gains tax payable	5
Other liabilities	6
Total Liabilities	193,311

Commitments and Contingent Liabilities^

Net Assets	$299,713

Net Assets Consist of:

Paid in capital	$359,948
Distributable earnings (accumulated loss)	(60,235)

Net Assets	$299,713

Cost of investments in securities	$295,504
Cost of investments in Affiliates	$68,736
Cost of foreign currency held	$2,819
Cost or premiums of financial derivative instruments, net	$1,062

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Net Assets:

Institutional Class	$170,991
I-2	28,694
Class A	97,318
Class C	2,710

Shares Issued and Outstanding:

Institutional Class	11,497
I-2	1,936
Class A	6,664
Class C	194

Net Asset Value Per Share Outstanding(a):

Institutional Class	$14.87
I-2	14.82
Class A	14.60
Class C	14.00

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Investment Income:

Interest	$11	$19
Dividends from Investments in Affiliates	390,274	35,668
Total Income	390,285	35,687

Expenses:

Investment advisory fees	10,947	1,292
Supervisory and administrative fees	4,002	635
Distribution and/or servicing fees - Administrative Class	70	N/A
Distribution and/or servicing fees - Class A	714	295
Distribution and/or servicing fees - Class C	149	58
Distribution and/or servicing fees - Class R	87	N/A
Trustee fees	34	4
Interest expense	16	17,973
Miscellaneous expense	0	320
Total Expenses	16,019	20,577
Waiver and/or Reimbursement by PIMCO	(4,708)	(0)
Net Expenses	11,311	20,577

Net Investment Income (Loss)	378,974	15,110

Net Realized Gain (Loss):

Investments in Affiliates	(217,158)	(53,131)

Net Realized Gain (Loss)	(217,158)	(53,131)

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	525,921	99,694

Net Change in Unrealized Appreciation (Depreciation)	525,921	99,694

Net Increase (Decrease) in Net Assets Resulting from Operations	$687,737	$61,673

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Statement of Operations	PIMCO Global Core Asset Allocation Fund

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$3,348
Dividends, net of foreign taxes**	452
Dividends from Investments in Affiliates	2,224
Total Income	6,024

Expenses:

Investment advisory fees	1,345
Supervisory and administrative fees	199
Distribution and/or servicing fees - Class A	120
Distribution and/or servicing fees - Class C	14
Trustee fees	1
Interest expense	165
Miscellaneous expense	1
Total Expenses	1,845
Waiver and/or Reimbursement by PIMCO	(49)
Net Expenses	1,796

Net Investment Income (Loss)	4,228

Net Realized Gain (Loss):

Investments in securities	19,606
Investments in Affiliates	11
Exchange-traded or centrally cleared financial derivative instruments	6,831
Over the counter financial derivative instruments	(13,321)
Foreign currency	72

Net Realized Gain (Loss)	13,199

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	4,136
Investments in Affiliates	97
Exchange-traded or centrally cleared financial derivative instruments	(3,537)
Over the counter financial derivative instruments	624
Foreign currency assets and liabilities	31

Net Change in Unrealized Appreciation (Depreciation)	1,351

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,778

* Foreign tax withholdings - Interest	$6

** Foreign tax withholdings - Dividends	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Statements of Changes in Net Assets

	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$378,974	$501,573	$15,110	$40,169
Net realized gain (loss)	(217,158)	(633,740)	(53,131)	(184,974)
Net change in unrealized appreciation (depreciation)	525,921	1,045,887	99,694	165,651

Net Increase (Decrease) in Net Assets Resulting from Operations	687,737	913,720	61,673	20,846

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(310,721)	(470,806)	(9,553)	(35,096)
I-2	(10,841)	(18,322)	(1,298)	(4,191)
I-3	(907)	(765)	(14)	(47)
Administrative Class	(1,493)	(2,099)	N/A	N/A
Class A	(14,556)	(21,879)	(2,073)	(6,780)
Class C	(641)	(941)	(62)	(255)
Class R	(851)	(1,211)	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	(654)
I-2	0	0	0	(78)
I-3	0	0	0	(1)
Administrative Class	0	0	N/A	N/A
Class A	0	0	0	(142)
Class C	0	0	0	(8)
Class R	0	0	N/A	N/A

Total Distributions(a)	(340,010)	(516,023)	(13,000)	(47,252)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(1,032,938)	(1,228,637)	(347,779)	(510,959)

Total Increase (Decrease) in Net Assets	(685,211)	(830,940)	(299,106)	(537,365)

Net Assets:

Beginning of period	13,126,577	13,957,517	1,466,860	2,004,225
End of period	$12,441,366	$13,126,577	$1,167,754	$1,466,860

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO Global Core Asset Allocation Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,228	$7,818
Net realized gain (loss)	13,199	20,200
Net change in unrealized appreciation (depreciation)	1,351	576

Net Increase (Decrease) in Net Assets Resulting from Operations	18,778	28,594

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	0	(2,711)
I-2	0	(671)
Class A	0	(2,014)
Class C	0	(54)

Total Distributions(a)	0	(5,450)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	57,005	(60,124)

Total Increase (Decrease) in Net Assets	75,783	(36,980)

Net Assets:

Beginning of period	223,930	260,910
End of period	$299,713	$223,930

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Statement of Cash Flows

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset All Authority Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$61,673

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(470,361)
Proceeds from sales of long-term securities	1,013,016
(Purchases) Proceeds from sales of short-term portfolio investments, net	3,880
(Increase) decrease in receivable for investments sold	(164)
(Increase) decrease in interest and/or dividends receivable	1
(Increase) decrease in dividends receivable from Affiliates	725
(Increase) decrease in Prepaid Expenses	(62)
(Increase) decrease in reimbursement receivable from PIMCO	(1)
Increase (decrease) in payable for investments purchased	(1,024)
Increase (decrease) in accrued investment advisory fees	(71)
Increase (decrease) in accrued supervisory and administrative fees	(27)
Increase (decrease) in accrued distribution fees	(2)
Increase (decrease) in accrued servicing fees	(10)
Increase (decrease) in other liabilities	267
Net Realized (Gain) Loss
Investments in Affiliates	53,131
Net Change in Unrealized (Appreciation) Depreciation
Investments in Affiliates	(99,694)

Net Cash Provided by (Used for) Operating Activities	561,277

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	21,607
Payments on shares redeemed	(381,553)
Payments on line of credit	(200,000)
Cash distributions paid*	(1,288)

Net Cash Received from (Used for) Financing Activities	(561,234)

Net Increase (Decrease) in Cash and Foreign Currency	43

Cash and Foreign Currency:

Beginning of period	0
End of period	$43

* Reinvestment of distributions	$11,715

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$17,768

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

20	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO All Asset Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.5%

PIMCO All Asset: Multi-RAE PLUS Fund	226,215,765	$2,384,314

PIMCO All Asset: Multi-Real Fund	202,621,913	1,945,170

PIMCO Emerging Markets Currency and Short-Term Investments Fund	42,347,042	316,756

PIMCO Emerging Markets Local Currency and Bond Fund	73,892,214	449,265

PIMCO Extended Duration Fund	17,637,697	260,685

PIMCO High Yield Fund	45,096,086	367,533

PIMCO Income Fund	14,559,224	157,094

PIMCO International Bond Fund (U.S. Dollar-Hedged)	68,113,336	681,133

PIMCO Investment Grade Credit Bond Fund	8,195,241	75,806

PIMCO Long Duration Total Return Fund	36,865,936	280,181

	SHARES	MARKET VALUE (000S)

PIMCO Long-Term Real Return Fund	8,907,968	$114,557

PIMCO Long-Term U.S. Government Fund	20,563,328	310,095

PIMCO Low Duration Fund	148,256,446	1,384,715

PIMCO RAE Emerging Markets Fund	33,309,678	390,389

PIMCO RAE Fundamental Advantage PLUS Fund	52,505,302	424,768

PIMCO RAE International Fund	14,964,946	131,841

PIMCO RAE PLUS EMG Fund	14,705,144	111,612

PIMCO RAE PLUS International Fund	13,419,726	102,527

PIMCO RAE US Fund	6,623,191	100,209

PIMCO RAE US Small Fund	10,827,392	123,649

PIMCO RAE Worldwide Long/Short PLUS Fund	51,570,874	423,913

PIMCO Real Return Fund	16,666,754	172,001

PIMCO RealEstateRealReturn Strategy Fund	6,085,016	172,145

PIMCO Total Return Fund	121,895,469	1,077,556

	SHARES	MARKET VALUE (000S)

PIMCO TRENDS Managed Futures Strategy Fund	40,775,395	$422,025

Total Mutual Funds (Cost $11,763,527)		12,379,939

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

PIMCO Government Money Market Fund
4.950% (a)(b)	74,593,636	74,593

Total Short-Term Instruments (Cost $74,594)		74,593

Total Investments in Affiliates (Cost $11,838,121)		12,454,532

Total Investments 100.1% (Cost $11,838,121)		$12,454,532

Other Assets and Liabilities, net (0.1)%		(13,166)

Net Assets 100.0%		$12,441,366

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Mutual Funds	$12,379,939	$0	$0	$12,379,939
Short-Term Instruments
Mutual Funds	74,593	0	0	74,593

Total Investments	$12,454,532	$0	$0	$12,454,532

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Schedule of Investments	PIMCO All Asset All Authority Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 134.3%

MUTUAL FUNDS (a) 133.3%

PIMCO All Asset: Multi-Real Fund	8,930,038	$85,728

PIMCO All Authority: Multi-RAE PLUS Fund	21,464,827	200,696

PIMCO CommodityRealReturn Strategy Fund®	953,674	12,846

PIMCO Emerging Markets Currency and Short-Term Investments Fund	3,901,960	29,187

PIMCO Emerging Markets Local Currency and Bond Fund	6,806,514	41,384

PIMCO Extended Duration Fund	2,110,196	31,189

PIMCO High Yield Fund	5,591,949	45,574

PIMCO High Yield Spectrum Fund	1,417,451	13,182

PIMCO Income Fund	1,242,103	13,402

PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,098,858	100,989

PIMCO Investment Grade Credit Bond Fund	778,291	7,199

	SHARES	MARKET VALUE (000S)

PIMCO Long Duration Total Return Fund	4,311,293	$32,766

PIMCO Long-Term Credit Bond Fund	836,908	7,817

PIMCO Long-Term Real Return Fund	2,109,590	27,129

PIMCO Long-Term U.S. Government Fund	2,470,849	37,260

PIMCO Low Duration Credit Fund	748,082	6,830

PIMCO Low Duration Fund	32,088,485	299,706

PIMCO RAE Emerging Markets Fund	3,164,048	37,083

PIMCO RAE Fundamental Advantage PLUS Fund	6,201,711	50,172

PIMCO RAE International Fund	1,495,219	13,173

PIMCO RAE PLUS EMG Fund	1,388,173	10,536

PIMCO RAE PLUS International Fund	1,620,397	12,380

PIMCO RAE US Small Fund	395,963	4,522

PIMCO RAE Worldwide Long/Short PLUS Fund	6,167,867	50,700

PIMCO Real Return Fund	3,680,692	37,985

PIMCO RealEstateRealReturn Strategy Fund	2,671,522	75,577

	SHARES	MARKET VALUE (000S)

PIMCO Total Return Fund	24,515,698	$216,719

PIMCO TRENDS Managed Futures Strategy Fund	5,321,136	55,074

Total Mutual Funds (Cost $1,492,334)		1,556,805

SHORT-TERM INSTRUMENTS 1.0%

MUTUAL FUNDS 1.0%

PIMCO Government Money Market Fund
4.950% (a)(b)	11,670,871	11,670

Total Short-Term Instruments (Cost $11,671)		11,670

Total Investments in Affiliates (Cost $1,504,005)		1,568,475

Total Investments 134.3% (Cost $1,504,005)		$1,568,475

Other Assets and Liabilities, net (34.3)%		(400,721)

Net Assets 100.0%		$1,167,754

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Mutual Funds	$1,556,805	$0	$0	$1,556,805
Short-Term Instruments
Mutual Funds	11,670	0	0	11,670

Total Investments	$1,568,475	$0	$0	$1,568,475

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

22	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.2%

CORPORATE BONDS & NOTES 1.0%

BANKING & FINANCE 0.2%

Avolon Holdings Funding Ltd.
4.250% due 04/15/2026	$100	$99

Kaisa Group Holdings Ltd.
9.375% due 06/30/2049 ^(b)	700	23

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (a)	16	2

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (a)	16	2

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (a)	31	3

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (a)	47	4

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (a)	47	4

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (a)	23	2

VICI Properties LP
3.875% due 02/15/2029	400	383

		522

INDUSTRIALS 0.6%

American Airlines Pass-Through Trust
3.575% due 07/15/2029	248	239

Berry Global, Inc.
4.875% due 07/15/2026	459	458

Broadcom, Inc.
3.137% due 11/15/2035	521	446

Energy Transfer LP
3.750% due 05/15/2030	900	860

		2,003

UTILITIES 0.2%

Pacific Gas & Electric Co.
2.500% due 02/01/2031	600	526

Total Corporate Bonds & Notes (Cost $3,941)		3,051

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Multiplan Corp. (6.000% Cash or 7.000% PIK)
6.000% due 10/15/2027 (a)	800	500

Total Convertible Bonds & Notes (Cost $790)		500

U.S. GOVERNMENT AGENCIES 27.8%

Fannie Mae
6.131% due 12/25/2047 •	452	451
6.151% due 01/25/2051 •	309	314
6.250% due 08/25/2054 •	96	96

Freddie Mac
6.007% due 07/15/2041 •	347	346
6.251% due 04/15/2049 - 12/15/2050 •	529	529

Ginnie Mae
5.461% due 08/20/2068 •	342	341
5.995% due 05/20/2074 •	150	149
6.195% due 05/20/2074 •	172	173
6.245% due 09/20/2071 •	2,150	2,160

Uniform Mortgage-Backed Security, TBA
2.000% due 11/01/2054	2,100	1,739
2.500% due 10/01/2054	2,600	2,245
3.000% due 10/01/2054	1,300	1,167

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 10/01/2054	$800	$745
4.500% due 11/01/2054	8,600	8,459
5.000% due 11/01/2054	20,000	19,991
5.500% due 11/01/2054	1,000	1,012
6.000% due 11/01/2054	17,100	17,477
6.500% due 11/01/2054	25,100	25,866

Total U.S. Government Agencies (Cost $83,470)		83,260

U.S. TREASURY OBLIGATIONS 9.6%

U.S. Treasury Bonds
1.375% due 11/15/2040 (i)(k)	2,700	1,833
4.000% due 11/15/2042 (i)(k)	2,050	2,018
4.000% due 11/15/2052 (i)(k)	1,550	1,509

U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2025	15,783	15,559
1.750% due 01/15/2034 (i)(k)	4,400	4,451
2.125% due 04/15/2029	3,254	3,345

Total U.S. Treasury Obligations (Cost $29,390)		28,715

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%

Alliance Bancorp Trust
5.449% due 07/25/2037 •	178	153

Bear Stearns Adjustable Rate Mortgage Trust
4.798% due 02/25/2036 ~	26	24
4.900% due 07/25/2036 ~	47	41
5.379% due 08/25/2033 ~	28	26

Countrywide Alternative Loan Trust
5.269% due 07/25/2035 •	291	220
5.289% due 09/25/2047 •	68	63
6.123% due 02/25/2036 •	84	76

Countrywide Home Loan Mortgage Pass-Through Trust
4.502% due 09/20/2036 ~	45	40
5.609% due 03/25/2035 •	36	35
6.000% due 04/25/2036	145	72

Fannie Mae
5.866% due 03/25/2049 •	259	257

Impac CMB Trust
5.589% due 04/25/2035 •	59	56
5.614% due 04/25/2035 •	76	72

Residential Accredit Loans, Inc. Trust
6.000% due 12/25/2036	37	31

Structured Adjustable Rate Mortgage Loan Trust
4.024% due 01/25/2035 ~	2	2

Structured Asset Mortgage Investments Trust
5.579% due 07/19/2035 •	11	10

Towd Point Mortgage Trust
4.134% due 04/25/2055 ~	5,000	4,875

WaMu Mortgage Pass-Through Certificates Trust
5.629% due 01/25/2045 •	955	938

Total Non-Agency Mortgage-Backed Securities (Cost $7,021)		6,991

ASSET-BACKED SECURITIES 15.3%

522 Funding CLO Ltd.
6.584% due 10/20/2031 •	366	366

Aames Mortgage Investment Trust
5.449% due 04/25/2036 •	76	71

ACE Securities Corp. Home Equity Loan Trust
5.449% due 06/25/2036 •	111	82
5.869% due 08/25/2035 •	110	109

Ally Auto Receivables Trust
5.320% due 01/15/2027	31	31

Apidos CLO
6.441% due 07/18/2029 •	128	128

Argent Mortgage Loan Trust
5.449% due 05/25/2035 •	293	263

Argent Securities Trust
5.269% due 07/25/2036 •	228	202

Bear Stearns Asset-Backed Securities Trust
6.169% due 06/25/2036 •	1,140	1,139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Benefit Street Partners CLO Ltd.
6.577% due 01/17/2032 •	$87	$87

Carlyle Global Market Strategies CLO Ltd.
6.328% due 08/14/2030 •	208	208

CarMax Auto Owner Trust
4.750% due 10/15/2027	169	169
5.340% due 08/16/2027	458	461
5.720% due 11/16/2026	85	86

Carvana Auto Receivables Trust
3.350% due 02/10/2027	581	577
4.130% due 04/12/2027	522	520
4.850% due 06/12/2028	690	696
5.330% due 07/10/2029	170	174
5.760% due 04/12/2027	744	746
5.770% due 04/12/2027	1,188	1,192
5.900% due 08/10/2027	180	181
5.980% due 12/10/2027	691	697
6.160% due 09/10/2029	1,911	1,999
6.360% due 04/12/2027	1,168	1,172

Catamaran CLO Ltd.
6.644% due 04/22/2030 •	192	192

Chase Funding Trust
4.855% due 11/25/2034 þ	5,967	5,906

CIFC Funding Ltd.
6.495% due 10/24/2030 •	207	207

Citigroup Mortgage Loan Trust
5.404% due 11/25/2036 •	330	328

Citizens Auto Receivables Trust
5.840% due 01/18/2028	858	871
6.292% due 07/15/2026 •	408	409

College Avenue Student Loans LLC
3.280% due 12/28/2048	74	70

Countrywide Asset-Backed Certificates Trust
5.249% due 05/25/2035 •	22	21
5.469% due 03/25/2037 •	472	459

Crestline Denali CLO Ltd.
6.685% due 10/23/2031 •	244	244

Dryden CLO Ltd.
6.536% due 01/17/2033 •	300	300

Elevation CLO Ltd.
6.496% due 10/25/2030 •	197	197

First Franklin Mortgage Loan Trust
5.674% due 11/25/2036 •	878	856

First NLC Trust
5.749% due 02/25/2036 •	1,000	980

Flagship Credit Auto Trust
5.640% due 03/15/2028	502	506

Ford Credit Auto Owner Trust
4.650% due 02/15/2028	338	339

Fremont Home Loan Trust
5.239% due 10/25/2036 •	415	373

Gallatin CLO Ltd.
6.653% due 07/15/2031 •	274	274

Hertz Vehicle Financing LLC
1.210% due 12/26/2025	140	139

KKR CLO Ltd.
6.481% due 07/18/2030 •	108	108

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	370	348

Long Beach Mortgage Loan Trust
5.289% due 09/25/2036 •	1,565	437
5.529% due 09/25/2034 •	177	177
5.569% due 01/25/2036 •	1,039	954

Madison Park Funding Ltd.
6.534% due 04/20/2032 •	249	249

Morgan Stanley Home Equity Loan Trust
6.034% due 05/25/2035 •	1,921	1,738

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068	699	670
6.811% due 11/15/2068 •	193	195

NovaStar Mortgage Funding Trust
5.629% due 01/25/2036 •	93	92

Oaktree CLO Ltd.
6.654% due 04/22/2030 •	243	243

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OCP Euro CLO DAC
4.568% due 09/22/2034 •	EUR	498	$553

Octagon Investment Partners Ltd.
6.378% due 02/14/2031 •		$250	250

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029		306	312

Oscar U.S. Funding LLC
5.810% due 12/10/2027		340	347

OSD CLO Ltd.
6.417% due 04/17/2031 •		289	289

OZLM Ltd.
6.482% due 10/20/2031 •		381	382
6.527% due 10/17/2029 •		97	97
6.704% due 07/20/2032 •		400	400
6.767% due 10/30/2030 •		16	16

Pagaya AI Debt Selection Trust
7.228% due 07/15/2031		829	830

Palmer Square CLO Ltd.
6.547% due 10/17/2031 •		54	55

Palmer Square European Loan Funding DAC
4.465% due 04/15/2031 •	EUR	181	201

Palmer Square Loan Funding Ltd.
6.344% due 07/20/2029 •		$276	277
6.363% due 10/15/2029 •		691	691

Popular ABS Mortgage Pass-Through Trust
5.464% due 07/25/2036 •		84	80

Rad CLO Ltd.
6.665% due 07/24/2032 •		600	600

Residential Asset Mortgage Products Trust
5.479% due 03/25/2036 •		488	479

Saranac CLO Ltd.
6.333% due 08/13/2031 •		220	220

SCCU Auto Receivables Trust
5.700% due 10/16/2028		180	184

Segovia European CLO DAC
4.568% due 07/20/2032 •	EUR	297	330

SMB Private Education Loan Trust
1.290% due 07/15/2053		$318	297
5.500% due 06/17/2052		1,923	1,982
7.142% due 10/16/2056 •		608	618

Sound Point CLO Ltd.
6.524% due 10/20/2030 •		325	326
6.526% due 07/25/2030 •		76	76
6.754% due 07/20/2032 •		500	501

Structured Asset Investment Loan Trust
5.689% due 07/25/2035 •		222	210

Structured Asset Securities Corp. Mortgage Loan Trust
5.539% due 10/25/2036 •		45	45
5.764% due 02/25/2036 •		100	100

Symphony Static CLO Ltd.
6.376% due 10/25/2029 •		114	114

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		370	371

TCW CLO Ltd.
6.516% due 04/25/2031 •		218	218

Venture CLO Ltd.
6.534% due 07/20/2030 •		314	314
6.677% due 07/30/2032 •		1,000	1,001

Vibrant CLO Ltd.
6.664% due 07/20/2032 •		300	300

Voya CLO Ltd.
6.563% due 10/15/2030 •		111	111

Washington Mutual Asset-Backed Certificates Trust
5.409% due 02/25/2037 •		8,840	2,829

Wind River CLO Ltd.
6.643% due 07/15/2031 •		524	525

Total Asset-Backed Securities (Cost $45,127)			45,769

SOVEREIGN ISSUES 8.7%

Argentina Government International Bond
0.750% due 07/09/2030 þ		353	199
4.125% due 07/09/2035 þ		242	117

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (d)	BRL	300	$55
0.000% due 04/01/2025 (d)		29,500	5,134

Canada Government Bond
3.250% due 09/01/2028	CAD	4,900	3,695

China Government International Bond
2.850% due 06/04/2027	CNY	39,710	5,834

Colombian TES
5.750% due 11/03/2027	COP	6,476,000	1,419
7.750% due 09/18/2030		7,751,000	1,714

France Government International Bond
3.250% due 05/25/2055	EUR	600	630

Japan Government International Bond
1.700% due 09/20/2044	JPY	270,000	1,876

Mexico Government International Bond
4.000% due 11/30/2028 (f)	MXN	472	23
4.000% due 08/24/2034 (f)		1,614	76
8.500% due 03/01/2029		44,000	2,180

Peru Government International Bond
1.862% due 12/01/2032		$900	724

Spain Government International Bond
0.700% due 04/30/2032	EUR	1,800	1,739

United Kingdom Gilt
0.625% due 10/22/2050	GBP	1,000	550

Total Sovereign Issues (Cost $26,531)			25,965

		SHARES
MUTUAL FUNDS 5.1%

SPDR Portfolio S&P 500 ETF		226,000	15,257

Total Mutual Funds (Cost $14,650)			15,257

COMMON STOCKS 22.6%

COMMUNICATION SERVICES 0.2%

Meta Platforms, Inc. ‘A’		1,038	594

CONSUMER DISCRETIONARY 3.6%

Amazon.com, Inc. (c)		3,507	654

Hilton Worldwide Holdings, Inc.		330	76

Marriott International, Inc. ‘A’		309	77

Tesla, Inc. (c)		37,700	9,863

			10,670

HEALTH CARE 2.6%

Henry Schein, Inc. (c)		108,800	7,932

INFORMATION TECHNOLOGY 13.1%

Apple, Inc.		53,312	12,422

Arista Networks, Inc. (c)		350	134

ASML Holding NV		438	365

Broadcom, Inc.		3,450	595

Dell Technologies, Inc. ‘C’		1,800	214

Marvell Technology, Inc.		2,800	202

Microsoft Corp.		42,796	18,415

NVIDIA Corp.		10,607	1,288

Okta, Inc. (c)		69,900	5,196

Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR		2,777	482

			39,313

UTILITIES 3.1%

AES Corp.		11,300	227

American Electric Power Co., Inc.		1,200	123

Constellation Energy Corp.		1,100	286

	SHARES	MARKET VALUE (000S)

NextEra Energy, Inc.	91,600	$7,743

NRG Energy, Inc.	3,000	273

Southern Co.	2,600	234

Vistra Corp.	3,000	356

		9,242

Total Common Stocks (Cost $64,974)		67,751

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Bank of America Corp.
5.875% due 03/15/2028 •(g)	269,000	273

Nationwide Building Society
10.250% ~	1,489	263

Total Preferred Securities (Cost $559)		536

REAL ESTATE INVESTMENT TRUSTS 6.1%

REAL ESTATE 6.1%

Alexandria Real Estate Equities, Inc.	1,241	147

American Homes 4 Rent ‘A’	11,422	439

American Tower Corp.	935	218

Americold Realty Trust, Inc.	8,055	228

AvalonBay Communities, Inc.	3,034	683

Brixmor Property Group, Inc.	1,750	49

BXP, Inc.	1,010	81

Camden Property Trust	2,081	257

COPT Defense Properties	3,034	92

Crown Castle, Inc.	1,495	177

CubeSmart	1,005	54

DiamondRock Hospitality Co.	19,445	170

Digital Realty Trust, Inc.	7,383	1,195

Equinix, Inc.	1,868	1,658

Equity LifeStyle Properties, Inc.	5,444	388

Equity Residential	6,615	493

Essential Properties Realty Trust, Inc.	5,619	192

Essex Property Trust, Inc.	785	232

Extra Space Storage, Inc.	1,856	334

Federal Realty Investment Trust	1,621	186

First Industrial Realty Trust, Inc.	6,924	388

Gaming & Leisure Properties, Inc.	6,960	358

Healthcare Realty Trust, Inc.	7,425	135

Healthpeak Properties, Inc.	15,320	350

Highwoods Properties, Inc.	3,018	101

Host Hotels & Resorts, Inc.	12,488	220

InvenTrust Properties Corp.	2,714	77

Invitation Homes, Inc.	15,981	564

Kilroy Realty Corp.	2,435	94

Kimco Realty Corp.	8,973	208

Lineage, Inc.	1,632	128

Mid-America Apartment Communities, Inc.	808	128

Omega Healthcare Investors, Inc.	5,075	207

Park Hotels & Resorts, Inc.	5,260	74

Prologis, Inc.	13,259	1,674

Public Storage	2,570	935

Realty Income Corp.	9,633	611

Regency Centers Corp.	3,938	284

Rexford Industrial Realty, Inc.	4,358	219

RLJ Lodging Trust	22,409	206

Ryman Hospitality Properties, Inc.	2,315	248

SBA Communications Corp.	733	176

Simon Property Group, Inc.	6,001	1,014

SL Green Realty Corp.	1,030	72

24	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)

Sun Communities, Inc.	2,023	$273

Sunstone Hotel Investors, Inc.	15,746	163

UDR, Inc.	6,831	310

Ventas, Inc.	3,767	242

VICI Properties, Inc.	10,561	352

Welltower, Inc.	9,198	1,178

WP Carey, Inc.	694	43

Total Real Estate Investment Trusts (Cost $15,266)		18,305

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.3%

COMMERCIAL PAPER 0.0%

Bacardi Martini BV
5.700% due 10/17/2024	$120	120

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 0.8%
0.009% due 10/15/2024 (d)(e)	JPY	360,000	2,505

U.S. TREASURY BILLS 0.5%
4.605% due 12/26/2024 (d)(e)		$1,400	1,385

Total Short-Term Instruments (Cost $3,785)			4,010

Total Investments in Securities (Cost $295,504)			300,110

		SHARES
INVESTMENTS IN AFFILIATES 22.7%

SHORT-TERM INSTRUMENTS 22.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.7%

PIMCO Short Asset Portfolio		4,592,706	44,834

	SHARES	MARKET VALUE (000S)

PIMCO Short-Term Floating NAV Portfolio III	2,399,425	$23,363

Total Short-Term Instruments (Cost $68,736)		68,197

Total Investments in Affiliates (Cost $68,736)		68,197

Total Investments 122.9% (Cost $364,240)		$368,307

Financial Derivative Instruments (h)(j) (0.4)% (Cost or Premiums, net $1,062)		(1,054)

Other Assets and Liabilities, net (22.5)%		(67,540)

Net Assets 100.0%		$299,713

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

Cash of $50 has been pledged as collateral as of September 30, 2024 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE Hang Seng China Enterprises Index November 2024 Futures	HKD 7,200.000	11/15/2024	33	$2	$47	$41

Total Purchased Options					$47	$41

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOE Hang Seng China Enterprises Index November 2024 Futures	HKD 7,900.000	11/15/2024	33	$2	$(47)	$(53)
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$ 112.000	10/25/2024	17	17	(9)	(1)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	17	17	(8)	(1)

Total Written Options					$(64)	$(55)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond December Futures	12/2024	34	$2,519	$(4)	$0	$(3)
Canada Government 10-Year Bond Decemb er Futures	12/2024	17	1,571	10	0	0
E-Mini S&P 100 Index December Futures	12/2024	1	405	10	1	0
E-Mini S&P 500 Index December Futures	12/2024	194	56,398	1,342	223	0
Euro STOXX 600 December Futures	12/2024	500	14,635	197	89	(156)
Euro-Bobl December Futures	12/2024	83	11,092	120	20	0
Euro-BTP December Futures	12/2024	23	3,110	80	4	0
Euro-OAT France Government 10-Year Bond December Futures	12/2024	25	3,530	20	15	0
Euro-Schatz December Futures	12/2024	30	3,579	16	3	0
Hang Seng China Enterprises Index October Futures	10/2024	33	1,604	15	15	0
Japan Government 10-Year Bond December Futures	12/2024	12	12,077	21	27	(47)
Mini MSCI Emerging Markets Index December Futures	12/2024	176	10,320	195	0	(177)
Nikkei 225 Index December Futures	12/2024	29	3,845	262	67	(185)
S&P/Toronto Stock Exchange 60 December Futures	12/2024	22	4,699	72	6	0
SPI 200 Index December Futures	12/2024	14	2,010	33	12	(1)
Topix Index December Futures	12/2024	7	1,289	44	23	(48)
U.S. Treasury 2-Year Note December Futures	12/2024	126	26,239	55	0	(47)
U.S. Treasury 5-Year Note December Futures	12/2024	520	57,139	100	0	(191)
U.S. Treasury 10-Year Note December Futures	12/2024	61	6,971	(1)	0	(28)
U.S. Treasury 10-Year Ultra December Futures	12/2024	270	31,940	(98)	0	(139)
United Kingdom Long Gilt December Futures	12/2024	17	2,237	(15)	4	(4)

				$2,474	$509	$(1,026)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2024	6	$(483)	$4	$1	$0
Euro-Bund 10-Year Bond December Futures	12/2024	32	(4,806)	(71)	0	(15)
FTSE 100 Index December Futures	12/2024	10	(1,108)	7	12	(6)
U.S. Treasury 30-Year Bond December Futures	12/2024	10	(1,242)	14	7	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	12	(1,597)	19	9	0

				$(27)	$29	$(21)

Total Futures Contracts				$2,447	$538	$(1,047)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	0.300%	$	500	$20	$(3)	$17	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Crossover 42 5-Year Index	(5.000)%	Quarterly	12/20/2029	EUR	100	$(9)	$0	$(9)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$800	$59	$1	$60	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	300	4	3	7	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	11,600	220	46	266	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	17,500	396	1	397	0	(1)
iTraxx Europe Main 42 5-Year Index	1.000	Quarterly	12/20/2029	200	4	0	4	0	0

					$683	$51	$734	$0	$(1)

26	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	9,300	$47	$19	$66	$0	$(6)
Receive	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	09/18/2026		4,100	(16)	(17)	(33)	4	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		8,600	255	(69)	186	0	(5)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		95	(1)	7	6	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		300	(5)	1	(4)	0	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	197,500	0	(3)	(3)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.125	Annual	10/12/2024	JPY	2,250,000	2	(1)	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		121,000	(6)	(3)	(9)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		1,140,000	28	(29)	(1)	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		340,000	114	(4)	110	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		300,000	8	(34)	(26)	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		70,000	(119)	(2)	(121)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/15/2053		110,000	(61)	(39)	(100)	2	0
Pay(6)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	30,410	(3)	0	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	19,700	115	26	141	13	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		19,850	(221)	158	(63)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		12,450	54	(14)	40	17	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		35,800	175	(98)	77	52	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		17,600	(171)	(24)	(195)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		15,500	48	(110)	(62)	26	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,600	(42)	(30)	(72)	13	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		14,100	104	29	133	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,526	(3)	14	11	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	(64)	(64)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,700	(7)	(5)	(12)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/30/2028		7,800	(3)	(259)	(262)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,900	(27)	16	(11)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		837	(2)	19	17	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	03/05/2029		3,800	(6)	19	13	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		200	18	(3)	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		36,800	75	(694)	(619)	90	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,400	72	(10)	62	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		9,114	(195)	(41)	(236)	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		600	(2)	3	1	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		705	(2)	21	19	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		8,200	8	7	15	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		2,500	56	(117)	(61)	7	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031		2,500	(31)	19	(12)	7	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,500	13	69	82	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		900	10	53	63	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,600	282	16	298	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		1,900	117	(62)	55	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		2,771	(11)	105	94	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,600	(6)	66	60	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		3,322	(12)	162	150	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		793	(3)	45	42	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		851	(3)	49	46	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		567	(2)	33	31	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		570	(2)	32	30	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		459	(2)	29	27	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		328	(1)	26	25	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		700	(3)	(42)	(45)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		656	(3)	(27)	(30)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,090	(78)	78	0	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		10,090	611	(611)	0	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		803	(4)	(7)	(11)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		225	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		449	(2)	9	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		168	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		6,300	149	59	208	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		1,396	(6)	54	48	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		840	(3)	22	19	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		1,300	53	38	91	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		839	(3)	37	34	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		559	(2)	25	23	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		838	(3)	41	38	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		820	(2)	50	48	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		838	(2)	54	52	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		19,646	243	(859)	(616)	59	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.885%	Annual	07/12/2034	$	1,500	$(5)	$(61)	$(66)	$4	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		510	(2)	(8)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		510	(2)	(9)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		1,500	(5)	(21)	(26)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		508	(2)	(6)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		508	(2)	(6)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		281	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		734	(3)	6	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,015	(4)	11	7	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		5,200	(54)	(148)	(202)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	70	207	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	(71)	(17)	(88)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,300	270	95	365	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		167	(1)	14	13	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.400	Annual	11/15/2053		900	(5)	(13)	(18)	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	12/05/2053		3,500	(53)	111	58	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		4,900	366	(231)	135	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,800	20	244	264	0	(35)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		328	16	(3)	13	0	(1)
Pay	1-Year BRL-CDI	9.955	Maturity	01/02/2029	BRL	11,200	(59)	(75)	(134)	0	(4)
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029		5,321	0	(6)	(6)	0	(2)
Receive	1-Year BRL-CDI	12.380	Maturity	01/02/2029		5,600	0	(1)	(1)	2	0
Pay(6)	3-Month CNY-CNREPOFIX	1.750	Quarterly	03/19/2030	CNY	79,220	45	(84)	(39)	0	(10)
Receive	3-Month COP-IBR Compounded-OIS	7.550	Quarterly	03/18/2029	COP	18,175,700	113	(183)	(70)	3	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	5,900	40	21	61	8	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029		224	0	5	5	1	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		305	0	(8)	(8)	0	(1)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		170	0	(4)	(4)	0	(1)
Receive(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		8,500	(96)	(68)	(164)	0	(27)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		140	0	5	5	1	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		170	0	(4)	(4)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		170	(1)	(3)	(4)	0	(1)
Receive(6)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		11,000	101	90	191	64	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,200	(3)	3	0	0	(12)
Receive	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	8,080	137	3	140	4	0
Pay(6)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	3,373,790	31	4	35	2	0
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	34,500	61	46	107	2	0
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		11,900	(23)	(12)	(35)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	4,000	31	71	102	0	(8)
Receive	6-Month CLP-CHILIBOR	5.070	Semi-Annual	03/04/2026	CLP	3,600,000	0	(34)	(34)	1	0
Pay	6-Month CLP-CHILIBOR	5.025	Semi-Annual	03/18/2026		3,600,000	0	59	59	0	(1)
Pay	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027		651,470	15	10	25	0	0
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	60	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	268	(1)	18	17	1	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		312	(1)	(18)	(19)	0	(1)
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		393	(1)	(16)	(17)	0	(1)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		253	0	(12)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		169	0	(6)	(6)	0	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(398)	(1,289)	30	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		160	(1)	14	13	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		80	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		84	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		110	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		151	(1)	(10)	(11)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		493	(2)	(34)	(36)	0	(3)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		337	(1)	(21)	(22)	0	(2)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		197	(1)	(12)	(13)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		197	(1)	(7)	(8)	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		140	0	8	8	1	0
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	89,800	48	(41)	7	0	0
Receive	6-Month HUF-BBR	11.070	Annual	09/02/2027		78,500	(26)	(8)	(34)	0	0
Pay	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	2,410	(22)	2	(20)	0	0
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029		1,400	(2)	(17)	(19)	0	0
Receive	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	MXN	38,500	79	(31)	48	3	0
Receive	28-Day MXN-TIIE	9.580	Lunar	09/20/2028		11,200	5	(24)	(19)	1	0
Pay	28-Day MXN-TIIE	8.835	Lunar	03/13/2029		34,000	(16)	30	14	0	(3)
Receive(6)	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	2,100	(25)	(1)	(26)	0	(2)
Receive	CAONREPO	3.500	Semi-Annual	06/19/2029		3,100	2	(84)	(82)	0	(5)
Pay	CAONREPO	2.250	Semi-Annual	09/21/2052		900	(144)	50	(94)	5	0
Receive(6)	SIBSORA	2.500	Semi-Annual	03/19/2030	SGD	1,310	(17)	6	(11)	0	(1)

							$1,551	$(2,531)	$(980)	$703	$(316)

Total Swap Agreements							$2,245	$(2,483)	$(238)	$703	$(317)

28	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures		Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$41	$541	$703	$1,285		$(55)		$(1,047)		$(317)	$(1,419)

(i)

Securities with an aggregate market value of $5,915 and cash of $8,243 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $3 for closed futures outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	CAD	1,310		$965	$0	$(4)
	10/2024	KRW	295,297		225	1	0
	10/2024	PLN	309		79	0	(1)
	10/2024		$97	HKD	755	0	0
	10/2024		154	JPY	22,330	1	0
	10/2024		126	KRW	168,826	2	0
	10/2024		249	ZAR	4,423	7	0

BPS	10/2024	BRL	3,903		$693	0	(24)
	10/2024	CAD	251		185	0	0
	10/2024	CHF	43		51	0	0
	10/2024	CNH	6,953		971	0	(22)
	10/2024	COP	632,467		150	0	0
	10/2024	DKK	321		48	0	0
	10/2024	EUR	1,870		2,077	2	(7)
	10/2024	HUF	466,340		1,295	0	(10)
	10/2024	JPY	266,600		1,846	33	(43)
	10/2024	NZD	3,402		2,118	0	(44)
	10/2024	PHP	33,572		600	2	0
	10/2024	PLN	190		50	0	0
	10/2024	THB	13,361		403	0	(12)
	10/2024		$702	BRL	3,903	15	0
	10/2024		334	CNH	2,371	4	0
	10/2024		7,472	EUR	6,709	2	(6)
	10/2024		345	HKD	2,687	1	0
	10/2024		50	HUF	17,817	0	0
	10/2024		149	ILS	553	0	(1)
	10/2024		430	JPY	61,200	0	(4)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$383	KRW	513,261	$6	$0
	10/2024		143	PLN	546	0	(1)
	11/2024	BRL	820		$150	0	0
	11/2024	CNH	15,437		2,143	0	(68)
	11/2024	PLN	547		143	1	0
	11/2024	TWD	13,029		408	0	(5)
	11/2024		$48	DKK	320	0	0
	12/2024	CAD	68		$50	0	0
	12/2024	MXN	39,813		2,021	29	(7)

BRC	10/2024	CHF	223		264	1	0
	10/2024	CLP	188,280		210	1	0
	10/2024	CZK	7,897		351	2	0
	10/2024	GBP	4,122		5,438	0	(73)
	10/2024	HUF	35,482		100	1	0
	10/2024	KRW	66,705		50	0	(1)
	10/2024	MYR	5,534		1,272	0	(70)
	10/2024	NOK	940		89	0	0
	10/2024	NZD	2,166		1,344	0	(33)
	10/2024	PLN	874		228	1	0
	10/2024		$360	CLP	323,580	0	(1)
	10/2024		642	HUF	231,197	6	0
	10/2024		38	JPY	5,484	0	0
	10/2024		2,442	NOK	25,870	9	0
	10/2024		1,048	NZD	1,658	6	0
	10/2024		1,157	SEK	11,707	0	(4)
	11/2024	NZD	1,658		$1,048	0	(6)
	11/2024	PLN	0		0	0	0
	11/2024	SEK	11,688		1,157	4	0
	11/2024		$264	CHF	222	0	(1)
	11/2024		604	TRY	22,604	25	0
	12/2024	MXN	978		$49	0	0
	12/2024		$100	CLP	92,307	3	0
	12/2024		165	TRY	6,223	2	0
	01/2025	TRY	6,578		$173	0	(1)
	07/2025		$55	TRY	2,521	1	0

BSH	10/2024	BRL	15,000		$2,753	0	0
	10/2024		$2,726	BRL	15,000	27	0
	04/2025	BRL	15,800		$2,799	0	(28)

CBK	10/2024	AUD	237		161	0	(3)
	10/2024	BRL	9,736		1,720	0	(67)
	10/2024	DKK	64		10	0	0
	10/2024	GBP	212		282	0	(2)
	10/2024	IDR	737,631		48	0	(1)
	10/2024	PHP	61,853		1,100	0	(1)
	10/2024	PLN	191		49	0	0
	10/2024	THB	29,354		883	0	(30)
	10/2024	TWD	1,584		50	0	0
	10/2024		$1,785	BRL	9,736	2	0
	10/2024		2,789	CAD	3,771	0	(1)
	10/2024		1,246	CNH	8,829	16	0
	10/2024		228	EUR	205	0	0
	10/2024		460	GBP	344	0	0
	10/2024		1,414	IDR	21,943,001	29	0
	10/2024		290	ILS	1,075	0	(2)
	10/2024		4,126	INR	347,009	11	0
	10/2024		275	KRW	367,761	4	0
	10/2024		1,386	PHP	77,373	0	(8)
	10/2024		1,662	ZAR	30,513	102	0
	11/2024	BRL	8,952		$1,635	0	(2)
	11/2024	CAD	3,768		2,789	1	0
	11/2024	CNH	16,440		2,301	0	(54)
	11/2024	TWD	62,530		1,962	1	(24)
	11/2024		$10	DKK	64	0	0
	11/2024		727	TWD	23,121	7	0
	12/2024	COP	10,293,710		$2,427	4	(1)
	01/2025	PEN	2,336		620	0	(9)

DUB	10/2024	PLN	1,824		473	1	(2)
	10/2024		$261	KRW	347,852	3	0
	10/2024		176	PLN	677	0	(1)
	11/2024	PLN	677		$176	1	0

30	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
FAR	10/2024	AUD	5,883		$4,044	$0	$(24)
	10/2024	BRL	1,797		330	0	0
	10/2024	EUR	13,596		15,204	69	0
	10/2024	JPY	899,162		6,242	0	(15)
	10/2024		$325	BRL	1,797	5	0
	10/2024		4,212	JPY	604,959	0	(3)
	10/2024		2,458	NZD	3,910	26	0
	11/2024	NZD	3,910		$2,458	0	(26)
	11/2024		$4,046	AUD	5,883	24	0
	11/2024		15,225	EUR	13,596	0	(69)
	11/2024		6,242	JPY	895,018	15	0

GLM	10/2024	BRL	15,782		$3,022	130	(5)
	10/2024	PLN	1,877		473	0	(15)
	10/2024		$2,883	BRL	15,782	14	0
	10/2024		406	INR	34,117	1	0
	11/2024		3,684	BRL	20,969	151	0
	12/2024	BRL	5,929		$1,077	0	(3)
	12/2024		$1,075	BRL	5,922	5	0
	02/2025	MXN	13,265		$652	0	(9)
	04/2025	BRL	13,700		2,458	9	(1)

IND	10/2024	KRW	25,555		19	0	0
	10/2024	MYR	605		140	0	(7)

JPM	10/2024	CNH	11,978		1,674	0	(38)
	10/2024	CZK	4,551		201	0	0
	10/2024	DKK	670		100	0	0
	10/2024	IDR	5,409,950		350	0	(6)
	10/2024	ILS	1,496		400	0	(2)
	10/2024	JPY	290,000		1,846	0	(175)
	10/2024	NOK	34,249		3,237	0	(8)
	10/2024	PLN	2,187		564	0	(4)
	10/2024		$340	CNH	2,409	4	0
	10/2024		869	CZK	19,798	5	0
	10/2024		108	DKK	725	0	0
	10/2024		95	HUF	33,701	0	0
	10/2024		122	ILS	444	0	(3)
	10/2024		146	KRW	194,741	2	0
	10/2024		50	PLN	191	0	0
	10/2024	ZAR	11,161		$629	0	(16)
	11/2024	CNH	2,403		340	0	(4)
	11/2024	TWD	6,794		209	0	(7)
	11/2024		$100	DKK	669	0	0
	11/2024		3,237	NOK	34,237	8	0
	11/2024		525	TRY	19,605	22	0
	11/2024		650	TWD	20,928	14	0
	12/2024	CLP	2,402,785		$2,552	0	(118)
	05/2025		$232	TRY	10,314	11	0

MBC	10/2024	CHF	431		$511	2	0
	10/2024	HUF	17,805		50	0	0
	10/2024	IDR	14,639,500		950	0	(13)
	10/2024	JPY	45,300		317	1	0
	10/2024	NOK	1,354		128	0	0
	10/2024	SEK	15,245		1,502	1	0
	10/2024	SGD	1,081		841	0	0
	10/2024	TWD	12,734		400	0	(2)
	10/2024		$1,058	CNY	7,446	5	0
	10/2024		3,004	GBP	2,246	0	(1)
	10/2024		100	ILS	378	1	0
	10/2024		2,952	JPY	425,449	9	0
	10/2024		492	KRW	657,350	7	0
	10/2024		856	NOK	9,006	0	(3)
	10/2024		160	PLN	610	0	(1)
	10/2024		94	SEK	960	1	0
	11/2024	EUR	1,067		$1,195	6	0
	11/2024	GBP	2,246		3,004	1	0
	11/2024	PLN	1,744		452	2	(2)
	11/2024	TWD	10,925		341	0	(6)
	11/2024		$128	NOK	1,354	0	0
	11/2024		841	SGD	1,079	0	0
	12/2024	MXN	4,005		$199	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MYI	10/2024	BRL	5,400		$1,068	$77	$0
	10/2024	CLP	188,280		200	0	(9)
	10/2024	CZK	51,100		2,201	0	(56)
	10/2024	DKK	633		95	0	0
	10/2024	MYR	2,994		700	0	(26)
	10/2024	THB	3,250		100	0	(1)
	10/2024		$991	BRL	5,400	0	0
	10/2024		319	CAD	430	0	(1)
	10/2024		517	CHF	438	1	0
	10/2024		50	CLP	46,746	2	0
	10/2024		79	DKK	527	0	0
	10/2024		8,346	EUR	7,488	0	(10)
	10/2024		2,760	GBP	2,088	32	0
	10/2024		187	KRW	250,230	3	0
	10/2024		800	MYR	3,293	0	(2)
	10/2024		159	NOK	1,669	0	(1)
	10/2024		50	PEN	187	0	0
	10/2024		440	SGD	573	6	0
	10/2024		382	ZAR	7,003	23	0
	10/2024	ZAR	5,167		$301	2	0
	11/2024	TWD	7,045		224	1	0
	11/2024		$95	DKK	632	0	0
	11/2024		201	SEK	2,025	0	(1)
	12/2024	MXN	1,010		$52	1	0
	12/2024		$992	MXN	19,417	0	(18)

RBC	10/2024		82	JPY	11,833	1	0
	11/2024	TWD	4,589		$146	0	0

RYL	10/2024		$200	SEK	2,025	0	(1)

SCX	10/2024	CAD	2,639		$1,959	8	0
	10/2024		$65	DKK	437	0	0
	10/2024		1,532	INR	128,709	3	0
	10/2024		94	JPY	13,612	1	0
	11/2024	CNH	7,623		$1,052	0	(39)
	11/2024	TWD	2,043		63	0	(2)
	12/2024	MXN	10,295		520	4	0

SSB	10/2024		$171	CHF	144	0	0
	10/2024		50	KRW	66,090	0	0
	10/2024		252	SEK	2,575	2	0
	10/2024		393	SGD	508	2	0
	10/2024		50	TWD	1,592	0	0
	11/2024		461	GBP	344	0	(1)

TOR	10/2024	CAD	396		$293	0	0
	10/2024		$4,150	AUD	6,120	81	0
	10/2024		563	SGD	734	8	0

UAG	10/2024	CHF	3,901		$4,644	34	0
	10/2024	PLN	829		213	0	(2)
	10/2024		$4,685	CHF	3,974	10	0
	10/2024		318	ZAR	5,825	18	0
	11/2024	CHF	4,001		$4,735	0	(10)
	11/2024	PLN	43		11	0	0

Total Forward Foreign Currency Contracts						$1,248	$(1,453)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100%	02/07/2025	16,000	$20	$5

GLM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/07/2025	13,700	17	4

Total Purchased Options							$37	$9

32	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(179)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063%	10/21/2024	1,000	$(3)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	1,000	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	1,000	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	1,000	(3)	(3)

							$(12)	$(10)

Total Written Options							$(320)	$(189)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	1,600	$(47)	$45	$0	$(2)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		8,330	(530)	529	0	(1)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		7,100	(235)	228	0	(7)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		2,800	(81)	78	0	(3)

							$(893)	$880	$0	$(13)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	03/19/2030	MYR	10,460	$12	$(7)	$5	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Pay	MLPIPOWR Index	13,236	5.100% (FEDL01 plus a specified spread)	Monthly	03/05/2025	$	1,482	$0	$6	$6	$0

BRC	Receive	BCPMACWI Index	629,973	5.270% (FEDL01 plus a specified spread)	Monthly	03/05/2025		70,037	0	(387)	0	(387)

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024		100	(2)	8	6	0
	Pay	DWRTFT Index	151	5.300% (FEDL01 plus a specified spread)	Monthly	02/19/2025		2,180	0	9	9	0

MYI	Receive	KOSPI2 Index	22,000,000	0.000%	Maturity	12/12/2024	KRW	7,486,109	0	128	128	0

RBC	Pay	DWRTFT Index	925	5.560% (FEDL01 plus a specified spread)	Monthly	02/19/2025	$	13,352	0	57	57	0

									$(2)	$(179)	$206	$(387)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Pay	Microsoft Corp.	15,400	5.405% (FEDL01 plus a specified spread)	Maturity	10/04/2024	$	6,186	$0	$(420)	$0	$(420)

NGF	Pay	Henry Schein, Inc.	108,800	5.530% (FEDL01 plus a specified spread)	Monthly	10/23/2024		7,932	0	7	7	0
	Pay	Microsoft Corp.	26,200	5.530% (FEDL01 plus a specified spread)	Monthly	10/23/2024		11,274	0	10	10	0
	Pay	NextEra Energy, Inc.	88,600	5.530% (FEDL01 plus a specified spread)	Monthly	10/23/2024		7,489	0	7	7	0
	Pay	OKTA, Inc.	69,900	5.530% (FEDL01 plus a specified spread)	Monthly	10/23/2024		5,196	0	5	5	0
	Pay	Tesla, Inc.	37,700	5.530% (FEDL01 plus a specified spread)	Monthly	10/23/2024		9,864	0	9	9	0

RBC	Pay	Apple, Inc.	51,700	5.410% (FEDL01 plus a specified spread)	Monthly	10/09/2024		12,046	0	36	36	0

									$0	$(346)	$74	$(420)

Total Swap Agreements									$(883)	$348	$285	$(820)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$11	$0	$6	$17	$(5)	$0	$(420)	$(425)	$(408)	$562	$154
BPS	95	0	5	100	(254)	0	0	(254)	(154)	0	(154)
BRC	62	0	0	62	(190)	0	(387)	(577)	(515)	(980)	(1,495)
BSH	27	0	0	27	(28)	0	0	(28)	(1)	0	(1)
CBK	177	5	0	182	(205)	0	0	(205)	(23)	0	(23)
DUB	5	0	0	5	(3)	0	0	(3)	2	0	2
FAR	139	0	0	139	(137)	0	0	(137)	2	0	2
GLM	310	4	0	314	(33)	(189)	0	(222)	92	(270)	(178)
GST	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
IND	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
JPM	66	0	15	81	(381)	0	0	(381)	(300)	383	83
MBC	36	0	0	36	(30)	0	0	(30)	6	(10)	(4)
MYC	0	0	0	0	0	0	(7)	(7)	(7)	38	31
MYI	148	0	128	276	(125)	0	0	(125)	151	(360)	(209)
NGF	0	0	38	38	0	0	0	0	38	0	38
RBC	1	0	93	94	0	0	0	0	94	445	539
RYL	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SCX	16	0	0	16	(41)	0	0	(41)	(25)	0	(25)
SSB	4	0	0	4	(1)	0	0	(1)	3	0	3
TOR	89	0	0	89	0	0	0	0	89	0	89
UAG	62	0	0	62	(12)	0	(3)	(15)	47	0	47

Total Over the Counter	$1,248	$9	$285	$1,542	$(1,453)	$(189)	$(820)	$(2,462)

(k)

Securities with an aggregate market value of $1,428 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

34	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$41	$0	$0	$41
Futures	3	0	448	0	90	541
Swap Agreements	0	0	0	0	703	703

	$3	$0	$489	$0	$793	$1,285

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,248	$0	$1,248
Purchased Options	0	0	0	0	9	9
Swap Agreements	0	0	274	0	11	285

	$0	$0	$274	$1,248	$20	$1,542

	$3	$0	$763	$1,248	$813	$2,827

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$53	$0	$2	$55
Futures	0	0	573	0	474	1,047
Swap Agreements	0	1	0	0	316	317

	$0	$1	$626	$0	$792	$1,419

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,453	$0	$1,453
Written Options	0	0	0	0	189	189
Swap Agreements	0	13	807	0	0	820

	$0	$13	$807	$1,453	$189	$2,462

	$0	$14	$1,433	$1,453	$981	$3,881

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$35	$35
Futures	(74)	0	4,131	0	2,503	6,560
Swap Agreements	0	229	0	0	7	236

	$(74)	$229	$4,131	$0	$2,545	$6,831

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$304	$0	$304
Written Options	0	0	0	0	127	127
Swap Agreements	0	51	(13,810)	0	7	(13,752)

	$0	$51	$(13,810)	$304	$134	$(13,321)

	$(74)	$280	$(9,679)	$304	$2,679	$(6,490)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)	September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(5)	$0	$0	$(5)
Written Options	0	0	(6)	0	12	6
Futures	20	0	23	0	(35)	8
Swap Agreements	0	(40)	0	0	(3,506)	(3,546)

	$20	$(40)	$12	$0	$(3,529)	$(3,537)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(364)	$0	$(364)
Purchased Options	0	0	0	0	(28)	(28)
Written Options	0	0	0	0	41	41
Swap Agreements	0	(5)	981	0	(1)	975

	$0	$(5)	$981	$(364)	$12	$624

	$20	$(45)	$993	$(364)	$(3,517)	$(2,913)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$522	$0	$522
Industrials	0	2,003	0	2,003
Utilities	0	526	0	526
Convertible Bonds & Notes
Industrials	0	500	0	500
U.S. Government Agencies	0	83,260	0	83,260
U.S. Treasury Obligations	0	28,715	0	28,715
Non-Agency Mortgage-Backed Securities	0	6,991	0	6,991
Asset-Backed Securities	0	45,769	0	45,769
Sovereign Issues	0	25,965	0	25,965
Mutual Funds	15,257	0	0	15,257
Common Stocks
Communication Services	594	0	0	594
Consumer Discretionary	10,670	0	0	10,670
Health Care	7,932	0	0	7,932
Information Technology	39,313	0	0	39,313
Utilities	9,242	0	0	9,242
Preferred Securities
Banking & Finance	0	536	0	536
Real Estate Investment Trusts
Real Estate	18,305	0	0	18,305
Short-Term Instruments
Commercial Paper	0	120	0	120
Japan Treasury Bills	0	2,505	0	2,505
U.S. Treasury Bills	0	1,385	0	1,385

	$101,313	$198,797	$0	$300,110

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$68,197	$0	$0	$68,197

Total Investments	$169,510	$198,797	$0	$368,307

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	563	719	0	1,282
Over the counter	0	1,542	0	1,542

	$563	$2,261	$0	$2,824

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(695)	(724)	0	(1,419)
Over the counter	0	(2,462)	0	(2,462)

	$(695)	$(3,186)	$0	$(3,881)

Total Financial Derivative Instruments	$(132)	$(925)	$0	$(1,057)

Totals	$169,378	$197,872	$0	$367,250

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

36	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. PIMCO All Asset Fund and PIMCO All Asset All Authority Fund may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). PIMCO Global Core Asset Allocation may invest its assets in some or all of the Underlying PIMCO Funds, which, for the PIMCO Global Core Asset Allocation Fund, is defined to include Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except other fund of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. PIMCO Global Core Asset Allocation Fund is further permitted to invest in the other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively with the Underlying PIMCO Funds, “Acquired Funds”).

The PIMCO Global Core Asset Allocation Fund has established a Cayman Islands exempted company (the “Subsidiary”), which is wholly-owned and controlled by the PIMCO Global Core Asset Allocation Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

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Notes to Financial Statements	(Cont.)

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO All Asset Fund	Quarterly	Quarterly

PIMCO All Asset All Authority Fund	Quarterly	Quarterly

PIMCO Global Core Asset Allocation Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal

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accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the

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Notes to Financial Statements	(Cont.)

amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or an Underlying PIMCO Fund or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

The assets of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of each Fund’s shares. For purposes of calculating NAV of the Underlying PIMCO Funds for the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and for purposes of calculating NAV for the PIMCO Global Core Asset Allocation Fund, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments

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based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing

(for instance, in a forced or distressed sale). The prices used by an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. An Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant

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Notes to Financial Statements	(Cont.)

unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

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Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

PIMCO All Asset Fund and PIMCO All Asset All Authority Fund may invest under normal circumstances substantially all or a significant portion of their assets in Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with PIMCO All Asset and PIMCO All Asset All Authority Funds. PIMCO Global Core Asset Allocation Fund may invest its assets in Underlying PIMCO Funds and Acquired Funds, as previously defined, and in PIMCO Global Core Asset Allocation Fund’s prospectus. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$2,504,348	$193,883	$(329,541)	$(15,557)	$31,181	$2,384,314	$151,922	$0

PIMCO All Asset: Multi-Real Fund	2,282,525	372,897	(814,376)	(102,817)	206,941	1,945,170	65,046	0

PIMCO Emerging Markets Bond Fund	93,238	934	(93,519)	6,148	(6,801)	0	1,020	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	290,344	51,460	(29,639)	(1,137)	5,728	316,756	10,278	0

PIMCO Emerging Markets Local Currency and Bond Fund	455,282	48,180	(69,459)	(2,746)	18,008	449,265	14,648	0

PIMCO Extended Duration Fund	241,556	43,718	(36,234)	(23,171)	34,816	260,685	1,775	0

PIMCO Government Money Market Fund	104,412	1,464,010	(1,493,830)	0	1	74,593	1,719	0

PIMCO High Yield Fund	409,488	51,629	(101,475)	474	7,417	367,533	11,083	0

PIMCO Income Fund	164,095	42,031	(51,712)	663	2,017	157,094	5,004	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	730,426	108,465	(162,751)	2,087	2,906	681,133	15,728	0

PIMCO Investment Grade Credit Bond Fund	79,451	1,646	(8,095)	(1,374)	4,178	75,806	1,671	0

PIMCO Long Duration Total Return Fund	260,896	50,646	(42,474)	(9,952)	21,065	280,181	4,333	0

PIMCO Long-Term Real Return Fund	85,719	54,452	(31,921)	(1,151)	7,458	114,557	3,950	0

PIMCO Long-Term U.S. Government Fund	354,307	48,404	(105,093)	(43,375)	55,852	310,095	5,403	0

PIMCO Low Duration Fund	1,445,476	515,928	(603,104)	(2,452)	28,867	1,384,715	28,514	0

PIMCO RAE Emerging Markets Fund	372,328	48,316	(73,398)	4,798	38,345	390,389	0	0

PIMCO RAE Fundamental Advantage PLUS Fund	467,190	47,553	(62,095)	(115)	(27,765)	424,768	9,640	0

PIMCO RAE International Fund	141,298	17,759	(38,191)	3,356	7,619	131,841	0	0

PIMCO RAE PLUS EMG Fund	109,462	6,938	(12,281)	1,093	6,400	111,612	6,938	0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Notes to Financial Statements	(Cont.)

PIMCO All Asset Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE PLUS International Fund	$104,591	$4,625	$(11,418)	$(2,394)	$7,123	$102,527	$4,625	$0

PIMCO RAE US Fund	96,972	22,591	(20,677)	(263)	1,586	100,209	0	0

PIMCO RAE US Small Fund	110,112	28,973	(22,805)	(69)	7,438	123,649	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	471,162	28,240	(85,158)	(2,345)	12,014	423,913	18,336	0

PIMCO Real Return Fund	123,746	63,123	(20,490)	197	5,425	172,001	3,821	0

PIMCO RealEstateRealReturn Strategy Fund	168,535	5,654	(22,744)	(217)	20,917	172,145	636	0

PIMCO Total Return Fund	1,086,151	282,230	(322,280)	(23,881)	55,336	1,077,556	24,184	0

PIMCO TRENDS Managed Futures Strategy Fund	437,643	74,670	(59,179)	(2,958)	(28,151)	422,025	0	0

Totals	$13,190,753	$3,678,955	$(4,723,939)	$(217,158)	$525,921	$12,454,532	$390,274	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-Real Fund	$185,814	$7,229	$(114,779)	$(9,541)	$17,005	$85,728	$3,636	$0

PIMCO All Authority: Multi-RAE PLUS Fund	266,116	10,698	(84,092)	(2,203)	10,177	200,696	0	0

PIMCO CommoditiesPLUS® Strategy Fund	16,328	10,746	(26,219)	96	(951)	0	433	0

PIMCO CommodityRealReturn Strategy Fund®	29,174	21,867	(38,650)	422	33	12,846	442	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	37,383	6,258	(14,847)	(945)	1,338	29,187	1,118	0

PIMCO Emerging Markets Local Currency and Bond Fund	59,652	7,915	(27,555)	1,508	(136)	41,384	1,565	0

PIMCO Extended Duration Fund	43,093	3,225	(16,428)	(17,910)	19,209	31,189	266	0

PIMCO Government Money Market Fund	14,570	547,808	(550,708)	0	0	11,670	1,242	0

PIMCO High Yield Fund	65,187	4,934	(25,626)	735	344	45,574	1,659	0

PIMCO High Yield Spectrum Fund	15,247	4,149	(6,638)	85	339	13,182	450	0

PIMCO Income Fund	17,842	2,252	(6,943)	279	(28)	13,402	504	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	122,751	24,351	(46,865)	(113)	865	100,989	2,623	0

PIMCO Investment Grade Credit Bond Fund	9,367	181	(2,647)	(426)	724	7,199	184	0

PIMCO Long Duration Total Return Fund	45,472	3,476	(17,657)	(6,684)	8,159	32,766	661	0

PIMCO Long-Term Credit Bond Fund	11,711	231	(4,465)	(1,774)	2,114	7,817	236	0

PIMCO Long-Term Real Return Fund	28,253	10,327	(12,845)	(492)	1,886	27,129	1,055	0

PIMCO Long-Term U.S. Government Fund	52,500	4,872	(21,423)	(9,521)	10,832	37,260	697	0

PIMCO Low Duration Credit Fund	9,100	304	(2,666)	106	(14)	6,830	310	0

PIMCO Low Duration Fund	370,307	210,579	(286,372)	1,572	3,620	299,706	6,616	0

PIMCO RAE Emerging Markets Fund	43,411	3,738	(14,669)	2,832	1,771	37,083	0	0

PIMCO RAE Fundamental Advantage PLUS Fund	70,524	5,075	(21,459)	(326)	(3,642)	50,172	1,264	0

PIMCO RAE International Fund	16,836	1,099	(5,924)	666	496	13,173	0	0

PIMCO RAE PLUS EMG Fund	12,595	720	(3,574)	618	177	10,536	720	0

PIMCO RAE PLUS International Fund	15,625	621	(4,504)	(8,665)	9,303	12,380	621	0

PIMCO RAE US Small Fund	0	5,823	(1,696)	51	344	4,522	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	69,388	2,395	(22,481)	(30)	1,428	50,700	2,395	0

PIMCO Real Return Fund	38,998	14,131	(16,462)	197	1,121	37,985	1,028	0

PIMCO RealEstateRealReturn Strategy Fund	67,950	41,619	(41,070)	2,425	4,653	75,577	276	0

PIMCO Total Return Fund	262,518	50,483	(103,546)	(5,570)	12,834	216,719	5,667	0

PIMCO TRENDS Managed Futures Strategy Fund	69,754	11,063	(20,913)	(523)	(4,307)	55,074	0	0

Totals	$2,067,466	$1,018,169	$(1,563,723)	$(53,131)	$99,694	$1,568,475	$35,668	$0

44	PIMCO ASSET ALLOCATION FUNDS

September 30, 2024	(Unaudited)

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Short Asset Portfolio	$38,279	$6,458	$0	$0	$97	$44,834	$1,214	$0

PIMCO Short-Term Floating NAV Portfolio III	23,352	173,800	(173,800)	11	0	23,363	1,010	0

Totals	$61,631	$180,258	$(173,800)	$11	$97	$68,197	$2,224	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	45

Notes to Financial Statements	(Cont.)

loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the

46	PIMCO ASSET ALLOCATION FUNDS

September 30, 2024	(Unaudited)

timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit Consistent with its principal investment strategies, the PIMCO All Asset All Authority Fund (the “AAAA Fund”) has entered into an amended and restated secured credit agreement with State Street Bank & Trust Company for investment purposes subject to the limitations of the Act. All or a portion of the AAAA Fund’s securities are pledged as collateral under the agreement.

The AAAA Fund pays financing charges at a rate per annum equal to the sum of (a) seventy-five basis points (0.75%) plus (b) the highest of (i) the Overnight Bank Funding Rate in effect on such day, (ii) the Federal Funds Effective Rate in effect on such day and (iii) Adjusted Term SOFR for a one-month tenor in effect on such day. The AAAA Fund also pays a fee of 0.15% per annum on the unused commitment amounts of the revolving line of credit. The commitment amount is:

Commitment Amount (in thousands)

$400,000

Borrowings outstanding, if any, as of September 30, 2024 are disclosed as payable for line of credit on the Statements of Assets and Liabilities. Interest and Commitment and Upfront fees, if any, paid by the AAAA Fund in relation to the borrowings are disclosed as part of interest expense on the Statements of Operations. Legal costs related to the annual renewal of the line of credit are disclosed on the Statements of Operations.

The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2024 was as follows (amounts in thousands†):

Average Outstanding Principal*	Average Weighted Rate of Interest	Interest	Commitment and Upfront Fees	Outstanding Principal as of 09/30/2024

$563,934	6.15%	$17,631	$338	$400,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

The average outstanding principal may be higher or lower than the commitment amount or outstanding principal at period end due to changes in the commitment amount during the period or borrowings and paydowns made during the period.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	47

Notes to Financial Statements	(Cont.)

investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

48	PIMCO ASSET ALLOCATION FUNDS

September 30, 2024	(Unaudited)

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the

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Notes to Financial Statements	(Cont.)

amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of

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period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a

Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap’’, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor’’, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO Global Core Asset Allocation Fund

Allocation	X	X	X

Acquired Fund	—	—	X

Funds of Funds	X	X	—

Market Trading	X	X	X

New Fund	X	X	X

Small Fund	X	X	X

Municipal Project-Specific	X	X	—

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Notes to Financial Statements	(Cont.)

Risks	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO Global Core Asset Allocation Fund

Municipal Bond	X	X	—

Interest Rate	X	X	X

Call	X	X	X

Credit	X	X	X

High Yield	X	X	X

Distressed Company	X	X	X

Market	X	X	X

Issuer	X	X	X

Liquidity	X	X	X

Derivatives	X	X	X

Futures Contract	X	X	—

Model	X	X	X

Commodity	X	X	X

Equity	X	X	X

Mortgage-Related and Other Asset Backed Securities	X	X	X

Foreign (Non-U.S.) Investment	X	X	X

Real Estate	X	X	X

Emerging Markets	X	X	X

Sovereign Debt	X	X	X

Currency	X	X	X

Leveraging	X	X	X

Smaller Company	X	X	X

Issuer Non-Diversification	X	X	—

Management	X	X	X

Short Exposure	X	X	X

Tax	X	X	X

Subsidiary	X	X	X

Value Investing	X	X	X

Arbitrage	—	—	X

Convertible Securities	X	X	X

Exchange-Traded Fund	X	X	X

Tracking Error	X	X	X

Indexing	X	X	X

Collateralized Loan Obligations	—	—	X

LIBOR Transition	X	X	X

The following risks are principal risks of investing in a Fund.

Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Fund of Funds Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives.

The following is a principal risk of investing in PIMCO All Asset All Authority Fund.

Leveraging Risk is the risk that certain transactions of the Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

The following risks are principal risks of investing in a Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

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Acquired Fund Risk is the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, the Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Market Trading Risk is the risk that an active secondary trading market for shares of a Fund that is an exchange-traded fund does not continue once developed, that such Fund may not continue to meet a listing exchange’s trading or listing requirements, or that such Fund’s shares trade at prices other than the Fund’s net asset value, particularly during times of market stress.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management

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Notes to Financial Statements	(Cont.)

risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk is the risk that the Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation or quantitative methodologies used in constructing an underlying index or model portfolio for the Underlying PIMCO Fund that seeks to track the investment results of such underlying index or model portfolio, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Underlying PIMCO Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation or interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to

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management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Act and may not be subject to all of the investor protections of the Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely

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Notes to Financial Statements	(Cont.)

track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index.

Indexing Risk is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

56	PIMCO ASSET ALLOCATION FUNDS

September 30, 2024	(Unaudited)

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Notes to Financial Statements	(Cont.)

settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”)

govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

58	PIMCO ASSET ALLOCATION FUNDS

September 30, 2024	(Unaudited)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	I-2	I-3		Administrative Class		Class A	Class C	Class R
PIMCO All Asset Fund	0.175%	(1)	0.05%	0.15%	0.25%	(5)	0.05%		0.25%	0.25%	0.25%
PIMCO All Asset All Authority Fund	0.20%	(2)	0.05%	0.15%	0.25%	(5)	0.05%	*	0.25%	0.25%	N/A
PIMCO Global Core Asset Allocation Fund	0.90%	(3)(4)	0.05%	0.15%	N/A		N/A		0.25%	0.25%	N/A

(1)

PIMCO has contractually agreed, through July 31, 2025, to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2025, to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit.

(3)

PIMCO has contractually agreed, through July 31, 2025, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by a Fund in connection with its investments in Underlying PIMCO Funds to the extent a Fund’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. For purposes of the expense reduction described above, references to Underlying PIMCO Funds include funds of PIMCO ETF Trust.

(4)

PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the PIMCO Cayman Commodity Fund II, Ltd. (the “GCAA Subsidiary”). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GCAA Subsidiary is in place.

(5)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2024, the Distributor retained $1,463,834 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Notes to Financial Statements	(Cont.)

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2024, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Asset Fund	$9

PIMCO All Asset All Authority Fund	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Underlying PIMCO Fund expenses incurred by the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of each Fund’s assets.

Underlying PIMCO Fund expenses incurred by the PIMCO Global Core Asset Allocation Fund, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the PIMCO Global Core Asset Allocation Fund’s assets.

PIMCO has contractually agreed, through July 31, 2025, for the PIMCO All Asset Fund to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees (collectively, “Underlying PIMCO Fund Fees”) exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2025, for the AAAA Fund to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Underlying PIMCO Fund Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds.

60	PIMCO ASSET ALLOCATION FUNDS

September 30, 2024	(Unaudited)

These waivers will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the of the then current term. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the advisory fee waived as set forth above (the “Asset Allocation Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any Underlying PIMCO Fund Fees exceed, for such month, the applicable expense limit; ii) exceed the total Asset Allocation Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of September 30, 2024 were (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO All Asset Fund	$18,416	$12,801	$9,502	$40,719

PIMCO All Asset All Authority Fund	1,326	170	0	1,496

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO has contractually agreed, through July 31, 2025, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the PIMCO Global Core Asset Allocation Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the PIMCO Global Core Asset Allocation Fund’s investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Asset Fund	$4,699

PIMCO All Asset All Authority Fund	287

†	A zero balance may reflect actual amounts rounding to less than one thousand.

GCAA Subsidiary has entered into a separate contract with PIMCO for the management of the GCAA Subsidiary’s portfolio pursuant to which the GCAA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive a Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from a Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GCAA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GCAA Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount was $49,251. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the GCAA Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO All Asset Fund	$0	$0	$2,214,944	$3,230,109

PIMCO All Asset All Authority Fund	0	0	470,362	1,013,015

PIMCO Global Core Asset Allocation Fund	582,449	510,607	314,717	259,678

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	56,601	$629,572	119,874	$1,298,683	1,904	$12,244	31,378	$197,502

I-2	1,793	19,987	6,904	75,043	993	6,421	4,507	28,514

I-3	327	3,667	2,696	29,543	18	121	23	135

Administrative Class	523	5,853	557	6,022	N/A	N/A	N/A	N/A

Class A	986	10,957	3,581	38,815	394	2,553	2,396	15,289

Class C	43	481	241	2,584	44	282	176	1,126

Class R	99	1,089	278	2,972	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	25,631	285,708	40,083	437,352	1,336	8,708	5,009	32,266

I-2	754	8,429	1,291	14,113	165	1,076	529	3,416

I-3	81	907	70	765	2	14	7	48

Administrative Class	134	1,493	192	2,099	N/A	N/A	N/A	N/A

Class A	1,194	13,310	1,831	19,983	285	1,860	952	6,137

Class C	54	599	80	872	9	57	38	248

Class R	77	851	112	1,211	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(163,609)	(1,817,988)	(253,851)	(2,742,751)	(49,533)	(321,819)	(101,699)	(639,418)

I-2	(9,730)	(107,936)	(17,311)	(186,665)	(3,309)	(21,512)	(11,001)	(70,132)

I-3	(768)	(8,610)	(490)	(5,332)	(64)	(418)	(150)	(951)

Administrative Class	(609)	(6,822)	(1,566)	(16,962)	N/A	N/A	N/A	N/A

Class A	(5,698)	(63,442)	(17,195)	(186,088)	(5,326)	(34,484)	(12,087)	(76,953)

Class C	(543)	(6,027)	(1,308)	(14,028)	(444)	(2,882)	(1,290)	(8,186)

Class R	(457)	(5,016)	(642)	(6,868)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(93,117)	$(1,032,938)	(114,573)	$(1,228,637)	(53,526)	$(347,779)	(81,212)	$(510,959)

62	PIMCO ASSET ALLOCATION FUNDS

September 30, 2024	(Unaudited)

	PIMCO Global Core Asset Allocation Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,460	$75,799	842	$11,100

I-2	81	1,139	222	2,809

I-3	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A

Class A	145	2,024	174	2,195

Class C	14	189	39	471

Class R	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	0	0	168	2,190

I-2	0	0	36	476

I-3	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A

Class A	0	0	136	1,763

Class C	0	0	4	50

Class R	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(813)	(11,596)	(4,509)	(56,185)

I-2	(180)	(2,512)	(423)	(5,369)

I-3	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A

Class A	(515)	(7,178)	(1,365)	(17,264)

Class C	(65)	(860)	(195)	(2,360)

Class R	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	4,127	$57,005	(4,871)	$(60,124)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO All Asset Fund	1	0	22%	0%

PIMCO All Asset All Authority Fund	1	0	40%	0%

PIMCO Global Core Asset Allocation Fund	1	0	36%	0%

14. BASIS FOR CONSOLIDATION

GCAA Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly-owned Commodity Subsidiary (as defined below) acting as an investment vehicle for a Fund in order to effect certain investments for a Fund consistent with a Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. A Fund’s investment portfolio has been consolidated and includes the portfolio holdings of a Fund and the GCAA Subsidiary. The consolidated financial statements include the accounts of a Fund and the GCAA Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between a Fund and the GCAA Subsidiary, comprising the entire issued share capital of the GCAA Subsidiary, with the intent that a Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GCAA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GCAA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GCAA Subsidiary. The

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	63

Notes to Financial Statements	(Cont.)

net assets of the GCAA Subsidiary as of period end represented 0.6% of a Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investment in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a “Fund”, is not qualifying income under Subchapter M of the

Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

64	PIMCO ASSET ALLOCATION FUNDS

September 30, 2024	(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset Fund	$1,136,807	$1,861,756

PIMCO All Asset All Authority Fund	1,642,754	5,290,205

PIMCO Global Core Asset Allocation Fund	68,271	10,819

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

PIMCO All Asset Fund	$11,838,121	$686,907	$(70,496)	$616,411

PIMCO All Asset All Authority Fund	1,504,005	93,534	(29,064)	64,470

PIMCO Global Core Asset Allocation Fund	365,302	16,461	(12,181)	4,280

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	65

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CDI	Natixis Singapore	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

CBOT	Chicago Board of Trade

Index/Spread Abbreviations:

BCPMACWI	Barclays Custom Equity Index	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	S&P 500	Standard & Poor’s 500 Index

BOBL	Bundesobligation, the German word for federal government bond	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	FEDL01	Federal funds effective rate	SOFRINDX	Secured Overnight Financing Rate Index

CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	KOSPI	Korea Composite Stock Price Index	SPI 200	Australian Equity Futures Index

CMBX	Commercial Mortgage-Backed Index	KOSPI2	Korea Stock Exchange KOSPI 200 Index	TOPIX	Tokyo Price Index

CNREPOFIX	China Fixing Repo Rates 7-Day	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

ADR	American Depositary Receipt	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

CHILIBOR	Chile Interbank Offered Rate	MSCI	Morgan Stanley Capital International	THOR	Thai Overnight Baht Repurchase Rate

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

66	PIMCO ASSET ALLOCATION FUNDS

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	67

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

68	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	69

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

70	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the

Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	71

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

72	PIMCO ASSET ALLOCATION FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSAALLOCFSTMSAR_093024

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

Bond Funds

PIMCO Climate Bond Fund

PIMCO Dynamic Bond Fund

PIMCO Extended Duration Fund

PIMCO GNMA and Government Securities Fund

PIMCO Investment Grade Credit Bond Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Low Duration Opportunities Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage Opportunities and Bond Fund

PIMCO Total Return ESG Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund IV

PIMCO Total Return Fund V

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO Extended Duration Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration Opportunities Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO Total Return ESG Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return Fund V (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian

2	PIMCO BOND FUNDS

entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Climate Bond Fund	12/10/19	12/10/19	12/10/19	12/10/19	—	12/10/19	12/10/19	—	Diversified
PIMCO Dynamic Bond Fund	06/30/08	06/30/08	06/30/08	04/27/18	—	06/30/08	07/31/08	07/31/08	Diversified
PIMCO Extended Duration Fund	08/31/06	08/31/06	09/11/08	—	—	—	—	—	Diversified
PIMCO GNMA and Government Securities Fund	07/31/97	07/31/97	04/30/08	01/31/19	—	11/30/00	05/31/01	—	Diversified
PIMCO Investment Grade Credit Bond Fund	04/28/00	04/28/00	04/30/08	04/27/18	09/30/02	07/30/04	07/30/04	—	Diversified
PIMCO Long Duration Total Return Fund	08/31/06	08/31/06	09/11/08	—	—	09/08/17	01/05/18	—	Diversified
PIMCO Long-Term U.S. Government Fund	07/01/91	07/01/91	04/30/08	—	—	01/20/97	01/20/97	—	Diversified
PIMCO Low Duration Opportunities Fund	01/30/09	01/30/09	09/10/09	—	—	01/30/09	01/30/09	—	Diversified
PIMCO Moderate Duration Fund	12/31/96	12/31/96	12/31/09	—	—	—	—	—	Diversified
PIMCO Mortgage Opportunities and Bond Fund	10/22/12	10/22/12	10/22/12	04/27/18	—	10/22/12	10/22/12	—	Diversified
PIMCO Total Return ESG Fund	05/01/91	05/01/91	03/31/09	07/29/22	04/11/97	02/03/20	02/03/20	—	Diversified
PIMCO Total Return Fund II	12/30/91	12/30/91	12/31/09	—	—	—	—	—	Diversified
PIMCO Total Return Fund IV	05/26/11	05/26/11	—	—	—	05/26/11	—	—	Diversified
PIMCO Total Return Fund V	05/01/23	05/01/23	—	—	—	—	—	—	Diversified

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the Funds	(Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

On May 10, 2024, a supplement was filed to provide notification of changes to the principal investment strategies of the PIMCO GNMA and Government Securities Fund. As of June 10, 2024, the seventh sentence in the first paragraph of the principal investment strategies of PIMCO GNMA and Government Securities Fund was deleted and replaced with the following: In addition, the Fund may invest up to 10% of its total assets in investment grade securities related below Aaa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit.

On May 10, 2024, a supplement was filed to provide notification of the conversion of PIMCO Mortgage-Backed Securities Fund, which operated as a mutual fund (the “Acquired Fund”), into a newly-created exchange-traded fund (the “Acquiring Fund”). The conversion was completed on September 20, 2024.

4	PIMCO BOND FUNDS

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Climate Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$8.78	$0.16	$0.24	$0.40	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2024	8.56	0.29	0.22	0.51	(0.23)	0.00	(0.06)	(0.29)

03/31/2023	9.56	0.23	(0.69)	(0.46)	(0.54)	0.00	0.00	(0.54)

03/31/2022	10.23	0.17	(0.59)	(0.42)	(0.21)	(0.04)	0.00	(0.25)

03/31/2021	9.47	0.14	0.85	0.99	(0.21)	(0.02)	0.00	(0.23)

12/10/2019 - 03/31/2020	10.00	0.05	(0.53)	(0.48)	(0.05)	0.00	0.00	(0.05)
I-2

04/01/2024 - 09/30/2024+	8.78	0.16	0.24	0.40	(0.16)	0.00	0.00	(0.16)

03/31/2024	8.56	0.28	0.22	0.50	(0.22)	0.00	(0.06)	(0.28)

03/31/2023	9.56	0.22	(0.69)	(0.47)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.23	0.16	(0.59)	(0.43)	(0.20)	(0.04)	0.00	(0.24)

03/31/2021	9.47	0.14	0.84	0.98	(0.20)	(0.02)	0.00	(0.22)

12/10/2019 - 03/31/2020	10.00	0.05	(0.53)	(0.48)	(0.05)	0.00	0.00	(0.05)
I-3

04/01/2024 - 09/30/2024+	8.78	0.16	0.24	0.40	(0.16)	0.00	0.00	(0.16)

03/31/2024	8.56	0.29	0.21	0.50	(0.22)	0.00	(0.06)	(0.28)

03/31/2023	9.56	0.22	(0.69)	(0.47)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.23	0.16	(0.60)	(0.44)	(0.19)	(0.04)	0.00	(0.23)

03/31/2021	9.47	0.13	0.85	0.98	(0.20)	(0.02)	0.00	(0.22)

12/10/2019 - 03/31/2020	10.00	0.05	(0.53)	(0.48)	(0.05)	0.00	0.00	(0.05)
Class A

04/01/2024 - 09/30/2024+	8.78	0.15	0.24	0.39	(0.15)	0.00	0.00	(0.15)

03/31/2024	8.56	0.26	0.22	0.48	(0.20)	0.00	(0.06)	(0.26)

03/31/2023	9.56	0.19	(0.68)	(0.49)	(0.51)	0.00	0.00	(0.51)

03/31/2022	10.23	0.13	(0.59)	(0.46)	(0.17)	(0.04)	0.00	(0.21)

03/31/2021	9.47	0.10	0.85	0.95	(0.17)	(0.02)	0.00	(0.19)

12/10/2019 - 03/31/2020	10.00	0.04	(0.53)	(0.49)	(0.04)	0.00	0.00	(0.04)
Class C

04/01/2024 - 09/30/2024+	8.78	0.11	0.24	0.35	(0.11)	0.00	0.00	(0.11)

03/31/2024	8.56	0.20	0.21	0.41	(0.13)	0.00	(0.06)	(0.19)

03/31/2023	9.56	0.13	(0.69)	(0.56)	(0.44)	0.00	0.00	(0.44)

03/31/2022	10.23	0.05	(0.59)	(0.54)	(0.09)	(0.04)	0.00	(0.13)

03/31/2021	9.47	0.03	0.85	0.88	(0.10)	(0.02)	0.00	(0.12)

12/10/2019 - 03/31/2020	10.00	0.02	(0.53)	(0.51)	(0.02)	0.00	0.00	(0.02)

PIMCO Dynamic Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.83	$0.25	$0.16	$0.41	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2024	9.56	0.49	0.23	0.72	(0.45)	0.00	0.00	(0.45)

03/31/2023	10.26	0.36	(0.62)	(0.26)	(0.44)	0.00	0.00	(0.44)

03/31/2022	10.84	0.35	(0.73)	(0.38)	(0.20)	0.00	0.00	(0.20)

03/31/2021	9.99	0.41	0.79	1.20	(0.35)	0.00	0.00	(0.35)

03/31/2020	10.81	0.41	(0.69)	(0.28)	(0.54)	0.00	0.00	(0.54)
I-2

04/01/2024 - 09/30/2024+	9.83	0.25	0.15	0.40	(0.24)	0.00	0.00	(0.24)

03/31/2024	9.56	0.48	0.23	0.71	(0.44)	0.00	0.00	(0.44)

03/31/2023	10.26	0.35	(0.62)	(0.27)	(0.43)	0.00	0.00	(0.43)

03/31/2022	10.84	0.34	(0.73)	(0.39)	(0.19)	0.00	0.00	(0.19)

03/31/2021	9.99	0.40	0.79	1.19	(0.34)	0.00	0.00	(0.34)

03/31/2020	10.81	0.40	(0.69)	(0.29)	(0.53)	0.00	0.00	(0.53)
I-3

04/01/2024 - 09/30/2024+	9.83	0.24	0.16	0.40	(0.24)	0.00	0.00	(0.24)

03/31/2024	9.56	0.46	0.24	0.70	(0.43)	0.00	0.00	(0.43)

03/31/2023	10.26	0.34	(0.62)	(0.28)	(0.42)	0.00	0.00	(0.42)

03/31/2022	10.84	0.33	(0.73)	(0.40)	(0.18)	0.00	0.00	(0.18)

03/31/2021	9.99	0.40	0.79	1.19	(0.34)	0.00	0.00	(0.34)

03/31/2020	10.81	0.39	(0.69)	(0.30)	(0.52)	0.00	0.00	(0.52)

6	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.02	4.65%	$20,433	0.54	%*	0.54	%*	0.50	%*	0.50	%*	3.71	%*	13%

8.78	6.08	15,948	0.61		0.61		0.50		0.50		3.44		28

8.56	(4.65)	11,684	0.59		0.59		0.51		0.51		2.59		38

9.56	(4.27)	16,998	0.51		0.51		0.51		0.51		1.65		26

10.23	10.48	13,684	0.54		0.54		0.51		0.51		1.36		79

9.47	(4.78)	5,131	0.50	*	1.84	*	0.50	*	1.84	*	1.79	*	21

9.02	4.60	112	0.64	*	0.64	*	0.60	*	0.60	*	3.60	*	13

8.78	5.97	212	0.71		0.71		0.60		0.60		3.28		28

8.56	(4.75)	394	0.69		0.69		0.61		0.61		2.45		38

9.56	(4.37)	563	0.61		0.61		0.61		0.61		1.52		26

10.23	10.36	1,107	0.64		0.64		0.61		0.61		1.38		79

9.47	(4.82)	10	0.60	*	1.94	*	0.60	*	1.94	*	1.66	*	21

9.02	4.58	965	0.69	*	0.74	*	0.65	*	0.70	*	3.57	*	13

8.78	5.93	559	0.76		0.81		0.65		0.70		3.39		28

8.56	(4.79)	81	0.74		0.79		0.66		0.71		2.44		38

9.56	(4.42)	86	0.66		0.71		0.66		0.71		1.54		26

10.23	10.31	47	0.69		0.74		0.66		0.71		1.27		79

9.47	(4.84)	20	0.65	*	2.04	*	0.65	*	2.04	*	1.61	*	21

9.02	4.45	1,722	0.94	*	0.94	*	0.90	*	0.90	*	3.31	*	13

8.78	5.66	1,402	1.01		1.01		0.90		0.90		3.03		28

8.56	(5.04)	837	0.99		0.99		0.91		0.91		2.19		38

9.56	(4.65)	861	0.91		0.91		0.91		0.91		1.27		26

10.23	10.04	590	0.94		0.94		0.91		0.91		0.96		79

9.47	(4.90)	28	0.90	*	2.24	*	0.90	*	2.24	*	1.40	*	21

9.02	4.05	75	1.69	*	1.69	*	1.65	*	1.65	*	2.56	*	13

8.78	4.88	67	1.76		1.76		1.65		1.65		2.34		28

8.56	(5.75)	22	1.74		1.74		1.66		1.66		1.45		38

9.56	(5.38)	22	1.66		1.66		1.66		1.66		0.44		26

10.23	9.22	59	1.69		1.69		1.66		1.66		0.28		79

9.47	(5.12)	50	1.65	*	2.99	*	1.65	*	2.99	*	0.66	*	21

$9.99	4.19%	$2,188,272	0.88	%*	0.93	%*	0.75	%*	0.80	%*	5.07	%*	442%

9.83	7.67	2,110,254	0.93		0.96		0.78		0.81		5.15		528

9.56	(2.53)	1,982,406	0.84		0.84		0.81		0.81		3.64		174

10.26	(3.59)	3,128,636	0.81		0.81		0.81		0.81		3.25		145

10.84	12.14	3,247,810	0.83		0.83		0.81		0.81		3.87		431

9.99	(2.81)	2,767,966	0.85		0.85		0.81		0.81		3.79		433

9.99	4.13	188,179	0.98	*	1.03	*	0.85	*	0.90	*	4.97	*	442

9.83	7.56	187,383	1.03		1.06		0.88		0.91		5.06		528

9.56	(2.63)	237,252	0.94		0.94		0.91		0.91		3.57		174

10.26	(3.68)	330,748	0.91		0.91		0.91		0.91		3.17		145

10.84	12.03	324,410	0.93		0.93		0.91		0.91		3.77		431

9.99	(2.91)	314,077	0.95		0.95		0.91		0.91		3.69		433

9.99	4.11	11,558	1.03	*	1.13	*	0.90	*	1.00	*	4.95	*	442

9.83	7.52	16,639	1.15	(e)	1.23	(e)	0.93	(e)	1.01	(e)	4.79		528

9.56	(2.68)	2,635	0.98		1.03		0.95		1.00		3.44		174

10.26	(3.73)	9,557	0.96		1.01		0.96		1.01		3.08		145

10.84	11.98	6,803	0.98		1.03		0.96		1.01		3.78		431

9.99	(2.96)	3,615	1.00		1.05		0.96		1.01		3.65		433

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Dynamic Bond Fund (Cont.)
Class A

04/01/2024 - 09/30/2024+	$9.83	$0.23	$0.16	$0.39	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2024	9.56	0.46	0.22	0.68	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.26	0.32	(0.62)	(0.30)	(0.40)	0.00	0.00	(0.40)

03/31/2022	10.84	0.31	(0.74)	(0.43)	(0.15)	0.00	0.00	(0.15)

03/31/2021	9.99	0.37	0.79	1.16	(0.31)	0.00	0.00	(0.31)

03/31/2020	10.81	0.36	(0.68)	(0.32)	(0.50)	0.00	0.00	(0.50)
Class C

04/01/2024 - 09/30/2024+	9.83	0.19	0.16	0.35	(0.19)	0.00	0.00	(0.19)

03/31/2024	9.56	0.39	0.22	0.61	(0.34)	0.00	0.00	(0.34)

03/31/2023	10.26	0.25	(0.63)	(0.38)	(0.32)	0.00	0.00	(0.32)

03/31/2022	10.84	0.24	(0.75)	(0.51)	(0.07)	0.00	0.00	(0.07)

03/31/2021	9.99	0.28	0.80	1.08	(0.23)	0.00	0.00	(0.23)

03/31/2020	10.81	0.29	(0.69)	(0.40)	(0.42)	0.00	0.00	(0.42)
Class R

04/01/2024 - 09/30/2024+	9.83	0.22	0.15	0.37	(0.21)	0.00	0.00	(0.21)

03/31/2024	9.56	0.43	0.22	0.65	(0.38)	0.00	0.00	(0.38)

03/31/2023	10.26	0.30	(0.63)	(0.33)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.84	0.28	(0.73)	(0.45)	(0.13)	0.00	0.00	(0.13)

03/31/2021	9.99	0.34	0.79	1.13	(0.28)	0.00	0.00	(0.28)

03/31/2020	10.81	0.34	(0.69)	(0.35)	(0.47)	0.00	0.00	(0.47)

PIMCO Extended Duration Fund
Institutional Class

04/01/2024 - 09/30/2024+	$14.03	$0.11	$0.74	$0.85	$(0.10)	$0.00	$0.00	$(0.10)

03/31/2024	16.43	0.28	(2.03)	(1.75)	(0.24)	(0.41)	0.00	(0.65)

03/31/2023~	22.56	0.52	(6.12)	(5.60)	(0.53)	0.00	0.00	(0.53)

03/31/2022~	28.48	0.84	0.36	1.20	(0.72)	(6.40)	0.00	(7.12)

03/31/2021~	44.36	1.12	(9.20)	(8.08)	(1.24)	(6.56)	0.00	(7.80)

03/31/2020~	31.32	0.84	13.04	13.88	(0.80)	0.00	(0.04)	(0.84)
I-2

04/01/2024 - 09/30/2024+	14.03	0.10	0.75	0.85	(0.10)	0.00	0.00	(0.10)

03/31/2024	16.43	0.26	(2.02)	(1.76)	(0.23)	(0.41)	0.00	(0.64)

03/31/2023~	22.56	0.47	(6.09)	(5.62)	(0.51)	0.00	0.00	(0.51)

03/31/2022~	28.48	0.80	0.36	1.16	(0.68)	(6.40)	0.00	(7.08)

03/31/2021~	44.36	1.16	(9.28)	(8.12)	(1.20)	(6.56)	0.00	(7.76)

03/31/2020~	31.32	0.80	13.04	13.84	(0.76)	0.00	(0.04)	(0.80)

PIMCO GNMA and Government Securities Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.34	$0.19	$0.28	$0.47	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2024	9.45	0.33	(0.07)	0.26	(0.37)	0.00	0.00	(0.37)

03/31/2023	10.56	0.22	(0.84)	(0.62)	(0.48)	0.00	(0.01)	(0.49)

03/31/2022	11.36	0.10	(0.64)	(0.54)	(0.26)	0.00	0.00	(0.26)

03/31/2021	11.31	0.12	0.17	0.29	(0.24)	0.00	0.00	(0.24)

03/31/2020	10.94	0.29	0.45	0.74	(0.37)	0.00	0.00	(0.37)
I-2

04/01/2024 - 09/30/2024+	9.34	0.19	0.28	0.47	(0.22)	0.00	0.00	(0.22)

03/31/2024	9.45	0.32	(0.07)	0.25	(0.36)	0.00	0.00	(0.36)

03/31/2023	10.56	0.21	(0.84)	(0.63)	(0.47)	0.00	(0.01)	(0.48)

03/31/2022	11.36	0.08	(0.63)	(0.55)	(0.25)	0.00	0.00	(0.25)

03/31/2021	11.31	0.11	0.17	0.28	(0.23)	0.00	0.00	(0.23)

03/31/2020	10.94	0.27	0.46	0.73	(0.36)	0.00	0.00	(0.36)
I-3

04/01/2024 - 09/30/2024+	9.34	0.18	0.29	0.47	(0.22)	0.00	0.00	(0.22)

03/31/2024	9.45	0.32	(0.07)	0.25	(0.36)	0.00	0.00	(0.36)

03/31/2023	10.56	0.24	(0.87)	(0.63)	(0.47)	0.00	(0.01)	(0.48)

03/31/2022	11.36	0.10	(0.65)	(0.55)	(0.25)	0.00	0.00	(0.25)

03/31/2021	11.31	0.11	0.16	0.27	(0.22)	0.00	0.00	(0.22)

03/31/2020	10.94	0.28	0.45	0.73	(0.36)	0.00	0.00	(0.36)
Class A

04/01/2024 - 09/30/2024+	9.34	0.17	0.28	0.45	(0.20)	0.00	0.00	(0.20)

03/31/2024	9.45	0.30	(0.07)	0.23	(0.34)	0.00	0.00	(0.34)

03/31/2023	10.56	0.18	(0.84)	(0.66)	(0.44)	0.00	(0.01)	(0.45)

03/31/2022	11.36	0.05	(0.63)	(0.58)	(0.22)	0.00	0.00	(0.22)

03/31/2021	11.31	0.08	0.16	0.24	(0.19)	0.00	0.00	(0.19)

03/31/2020	10.94	0.24	0.46	0.70	(0.33)	0.00	0.00	(0.33)

8	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.99	3.98%	$147,740	1.28	%*	1.33	%*	1.15	%*	1.20	%*	4.68	%*	442%

9.83	7.24	152,069	1.33		1.36		1.18		1.21		4.76		528

9.56	(2.92)	169,276	1.24		1.24		1.21		1.21		3.28		174

10.26	(3.97)	222,905	1.21		1.21		1.21		1.21		2.93		145

10.84	11.70	260,754	1.23		1.23		1.21		1.21		3.48		431

9.99	(3.20)	211,965	1.25		1.25		1.21		1.21		3.40		433

9.99	3.59	8,250	2.03	*	2.08	*	1.90	*	1.95	*	3.93	*	442

9.83	6.45	10,084	2.08		2.11		1.93		1.96		4.02		528

9.56	(3.65)	12,832	1.99		1.99		1.96		1.96		2.51		174

10.26	(4.69)	19,276	1.96		1.96		1.96		1.96		2.26		145

10.84	10.86	29,487	1.98		1.98		1.96		1.96		2.67		431

9.99	(3.93)	76,545	2.00		2.00		1.96		1.96		2.69		433

9.99	3.85	5,242	1.53	*	1.58	*	1.40	*	1.45	*	4.42	*	442

9.83	6.98	4,812	1.58		1.61		1.43		1.46		4.51		528

9.56	(3.17)	5,041	1.49		1.49		1.46		1.46		3.06		174

10.26	(4.21)	5,510	1.46		1.46		1.46		1.46		2.64		145

10.84	11.42	5,928	1.48		1.48		1.46		1.46		3.21		431

9.99	(3.44)	4,979	1.50		1.50		1.46		1.46		3.15		433

$14.78	6.15%	$545,272	7.72	%*	7.72	%*	0.50	%*	0.50	%*	1.63	%*	57%

14.03	(10.65)	551,213	6.20		6.20		0.50		0.50		1.93		119

16.43	(24.87)	604,478	2.99		2.99		0.50		0.50		3.01		119

22.56	1.18	695,468	0.54		0.54		0.50		0.50		2.84		73

28.48	(21.28)	1,052,474	0.63		0.63		0.50		0.50		2.81		220

44.36	44.99	1,387,952	1.71		1.71		0.50		0.50		2.39		179

14.78	6.10	28,558	7.82	*	7.82	*	0.60	*	0.60	*	1.50	*	57

14.03	(10.74)	27,331	6.30		6.30		0.60		0.60		1.84		119

16.43	(24.95)	43,525	3.42	(e)	3.42	(e)	0.60	(e)	0.60	(e)	2.80		119

22.56	1.08	36,796	0.64		0.64		0.60		0.60		2.80		73

28.48	(21.35)	26,264	0.73		0.73		0.60		0.60		2.83		220

44.36	44.85	45,892	1.81		1.81		0.60		0.60		2.29		179

$9.59	5.14%	$678,843	1.81	%*	1.81	%*	0.50	%*	0.50	%*	4.07	%*	723%

9.34	2.91	592,930	1.46		1.46		0.50		0.50		3.63		1,329

9.45	(5.80)	554,311	1.33		1.33		0.50		0.50		2.24		1,167

10.56	(4.82)	541,861	0.52		0.52		0.50		0.50		0.86		1,082

11.36	2.57	891,491	0.51		0.51		0.50		0.50		1.08		1,091

11.31	6.89	665,068	0.83		0.83		0.50		0.50		2.58		903

9.59	5.09	520,481	1.91	*	1.91	*	0.60	*	0.60	*	3.97	*	723

9.34	2.80	542,230	1.56		1.56		0.60		0.60		3.54		1,329

9.45	(5.90)	389,287	1.43		1.43		0.60		0.60		2.16		1,167

10.56	(4.92)	386,422	0.62		0.62		0.60		0.60		0.73		1,082

11.36	2.47	876,543	0.61		0.61		0.60		0.60		0.95		1,091

11.31	6.79	586,843	0.93		0.93		0.60		0.60		2.46		903

9.59	5.06	86,333	1.96	*	2.01	*	0.65	*	0.70	*	3.92	*	723

9.34	2.75	79,892	1.61		1.66		0.65		0.70		3.49		1,329

9.45	(5.94)	66,191	1.69	(e)	1.74	(e)	0.65	(e)	0.70	(e)	2.53		1,167

10.56	(4.97)	2,708	0.67		0.72		0.65		0.70		0.85		1,082

11.36	2.42	2,703	0.66		0.71		0.65		0.70		0.93		1,091

11.31	6.74	6,040	0.98		1.03		0.65		0.70		2.49		903

9.59	4.93	188,082	2.21	*	2.21	*	0.90	*	0.90	*	3.68	*	723

9.34	2.50	206,659	1.86		1.86		0.90		0.90		3.22		1,329

9.45	(6.18)	206,950	1.73		1.73		0.90		0.90		1.84		1,167

10.56	(5.20)	247,080	0.92		0.92		0.90		0.90		0.49		1,082

11.36	2.17	343,893	0.91		0.91		0.90		0.90		0.68		1,091

11.31	6.47	258,662	1.23		1.23		0.90		0.90		2.19		903

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO GNMA and Government Securities Fund (Cont.)
Class C

04/01/2024 - 09/30/2024+	$9.34	$0.14	$0.28	$0.42	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2024	9.45	0.23	(0.07)	0.16	(0.27)	0.00	0.00	(0.27)

03/31/2023	10.56	0.11	(0.84)	(0.73)	(0.37)	0.00	(0.01)	(0.38)

03/31/2022	11.36	(0.03)	(0.64)	(0.67)	(0.13)	0.00	0.00	(0.13)

03/31/2021	11.31	0.00	0.16	0.16	(0.11)	0.00	0.00	(0.11)

03/31/2020	10.94	0.16	0.45	0.61	(0.24)	0.00	0.00	(0.24)

PIMCO Investment Grade Credit Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$8.91	$0.19	$0.34	$0.53	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2024	8.88	0.33	0.06	0.39	(0.33)	0.00	(0.03)	(0.36)

03/31/2023	9.75	0.32	(0.82)	(0.50)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.72	0.34	(0.82)	(0.48)	(0.40)	(0.09)	0.00	(0.49)

03/31/2021	10.16	0.33	0.64	0.97	(0.37)	(0.04)	0.00	(0.41)

03/31/2020	10.35	0.39	(0.15)	0.24	(0.43)	0.00	0.00	(0.43)
I-2

04/01/2024 - 09/30/2024+	8.91	0.18	0.35	0.53	(0.19)	0.00	0.00	(0.19)

03/31/2024	8.88	0.32	0.06	0.38	(0.32)	0.00	(0.03)	(0.35)

03/31/2023	9.75	0.31	(0.82)	(0.51)	(0.36)	0.00	0.00	(0.36)

03/31/2022	10.72	0.33	(0.82)	(0.49)	(0.39)	(0.09)	0.00	(0.48)

03/31/2021	10.16	0.32	0.64	0.96	(0.36)	(0.04)	0.00	(0.40)

03/31/2020	10.35	0.38	(0.15)	0.23	(0.42)	0.00	0.00	(0.42)
I-3

04/01/2024 - 09/30/2024+	8.91	0.18	0.35	0.53	(0.19)	0.00	0.00	(0.19)

03/31/2024	8.88	0.32	0.05	0.37	(0.31)	0.00	(0.03)	(0.34)

03/31/2023	9.75	0.30	(0.82)	(0.52)	(0.35)	0.00	0.00	(0.35)

03/31/2022	10.72	0.33	(0.83)	(0.50)	(0.38)	(0.09)	0.00	(0.47)

03/31/2021	10.16	0.31	0.64	0.95	(0.35)	(0.04)	0.00	(0.39)

03/31/2020	10.35	0.38	(0.15)	0.23	(0.42)	0.00	0.00	(0.42)
Administrative Class

04/01/2024 - 09/30/2024+	8.91	0.18	0.34	0.52	(0.18)	0.00	0.00	(0.18)

03/31/2024	8.88	0.31	0.05	0.36	(0.30)	0.00	(0.03)	(0.33)

03/31/2023	9.75	0.30	(0.83)	(0.53)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.72	0.32	(0.83)	(0.51)	(0.37)	(0.09)	0.00	(0.46)

03/31/2021	10.16	0.30	0.64	0.94	(0.34)	(0.04)	0.00	(0.38)

03/31/2020	10.35	0.37	(0.15)	0.22	(0.41)	0.00	0.00	(0.41)
Class A

04/01/2024 - 09/30/2024+	8.91	0.17	0.35	0.52	(0.18)	0.00	0.00	(0.18)

03/31/2024	8.88	0.30	0.05	0.35	(0.29)	0.00	(0.03)	(0.32)

03/31/2023	9.75	0.28	(0.82)	(0.54)	(0.33)	0.00	0.00	(0.33)

03/31/2022	10.72	0.30	(0.83)	(0.53)	(0.35)	(0.09)	0.00	(0.44)

03/31/2021	10.16	0.29	0.63	0.92	(0.32)	(0.04)	0.00	(0.36)

03/31/2020	10.35	0.35	(0.15)	0.20	(0.39)	0.00	0.00	(0.39)
Class C

04/01/2024 - 09/30/2024+	8.91	0.13	0.35	0.48	(0.14)	0.00	0.00	(0.14)

03/31/2024	8.88	0.23	0.06	0.29	(0.23)	0.00	(0.03)	(0.26)

03/31/2023	9.75	0.21	(0.82)	(0.61)	(0.26)	0.00	0.00	(0.26)

03/31/2022	10.72	0.22	(0.83)	(0.61)	(0.27)	(0.09)	0.00	(0.36)

03/31/2021	10.16	0.20	0.64	0.84	(0.24)	(0.04)	0.00	(0.28)

03/31/2020	10.35	0.27	(0.15)	0.12	(0.31)	0.00	0.00	(0.31)

PIMCO Long Duration Total Return Fund
Institutional Class

04/01/2024 - 09/30/2024+	$7.24	$0.12	$0.37	$0.49	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2024	7.51	0.24	(0.26)	(0.02)	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.11	0.29	(1.60)	(1.31)	(0.29)	0.00	0.00	(0.29)

03/31/2022	9.91	0.38	(0.52)	(0.14)	(0.36)	(0.30)	0.00	(0.66)

03/31/2021	11.16	0.44	(0.22)	0.22	(0.42)	(1.05)	0.00	(1.47)

03/31/2020	10.62	0.40	1.36	1.76	(0.39)	(0.83)	0.00	(1.22)

10	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.59	4.54%	$10,533	2.96	%*	2.96	%*	1.65	%*	1.65	%*	2.93	%*	723%

9.34	1.74	12,175	2.61		2.61		1.65		1.65		2.46		1,329

9.45	(6.89)	13,946	2.48		2.48		1.65		1.65		1.08		1,167

10.56	(5.91)	20,023	1.67		1.67		1.65		1.65		(0.30)		1,082

11.36	1.40	36,785	1.66		1.66		1.65		1.65		(0.04)		1,091

11.31	5.68	53,843	1.98		1.98		1.65		1.65		1.45		903

$9.25	6.08%	$6,002,664	1.12	%*	1.12	%*	0.50	%*	0.50	%*	4.15	%*	112%

8.91	4.50	5,384,982	1.09		1.09		0.50		0.50		3.83		150

8.88	(5.07)	5,372,945	1.04		1.04		0.50		0.50		3.54		78

9.75	(4.83)	8,198,437	0.51		0.51		0.50		0.50		3.21		89

10.72	9.51	10,087,718	0.52		0.52		0.50		0.50		3.00		173

10.16	2.17	7,770,682	0.85		0.85		0.50		0.50		3.65		213

9.25	6.03	5,882,183	1.22	*	1.22	*	0.60	*	0.60	*	4.05	*	112

8.91	4.39	5,673,929	1.19		1.19		0.60		0.60		3.73		150

8.88	(5.16)	5,750,592	1.14		1.14		0.60		0.60		3.44		78

9.75	(4.93)	6,370,209	0.61		0.61		0.60		0.60		3.11		89

10.72	9.40	6,892,128	0.62		0.62		0.60		0.60		2.90		173

10.16	2.08	4,864,454	0.95		0.95		0.60		0.60		3.53		213

9.25	6.00	114,760	1.27	*	1.32	*	0.65	*	0.70	*	4.00	*	112

8.91	4.34	109,883	1.24		1.29		0.65		0.70		3.67		150

8.88	(5.21)	122,874	1.19		1.24		0.65		0.70		3.40		78

9.75	(4.97)	86,492	0.66		0.71		0.65		0.70		3.07		89

10.72	9.34	103,026	0.67		0.72		0.65		0.70		2.86		173

10.16	2.02	104,412	1.00		1.05		0.65		0.70		3.49		213

9.25	5.95	21,701	1.37	*	1.37	*	0.75	*	0.75	*	3.90	*	112

8.91	4.24	22,789	1.34		1.34		0.75		0.75		3.56		150

8.88	(5.31)	32,810	1.29		1.29		0.75		0.75		3.30		78

9.75	(5.07)	50,691	0.76		0.76		0.75		0.75		2.93		89

10.72	9.23	116,339	0.77		0.77		0.75		0.75		2.76		173

10.16	1.91	115,603	1.10		1.10		0.75		0.75		3.39		213

9.25	5.87	747,771	1.52	*	1.52	*	0.90	*	0.90	*	3.75	*	112

8.91	4.08	764,931	1.49		1.49		0.90		0.90		3.42		150

8.88	(5.45)	871,404	1.44		1.44		0.90		0.90		3.15		78

9.75	(5.21)	1,122,903	0.91		0.91		0.90		0.90		2.81		89

10.72	9.07	1,500,859	0.92		0.92		0.90		0.90		2.61		173

10.16	1.76	1,390,384	1.25		1.25		0.90		0.90		3.25		213

9.25	5.47	74,684	2.27	*	2.27	*	1.65	*	1.65	*	3.00	*	112

8.91	3.31	86,264	2.24		2.24		1.65		1.65		2.66		150

8.88	(6.16)	115,151	2.19		2.19		1.65		1.65		2.40		78

9.75	(5.92)	167,467	1.66		1.66		1.65		1.65		2.05		89

10.72	8.26	254,017	1.67		1.67		1.65		1.65		1.86		173

10.16	1.01	358,653	2.00		2.00		1.65		1.65		2.51		213

$7.60	6.84%	$2,535,395	5.03	%*	5.03	%*	0.50	%*	0.50	%*	3.27	%*	92%

7.24	(0.15)	2,475,471	3.00		3.00		0.50		0.50		3.38		176

7.51	(14.29)	2,948,352	1.72		1.72		0.50		0.50		3.77		161

9.11	(1.96)	3,459,023	0.53		0.53		0.50		0.50		3.68		65

9.91	0.94	3,020,570	0.59		0.59		0.50		0.50		3.81		179

11.16	17.07	3,166,512	1.07		1.07		0.50		0.50		3.53		269

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long Duration Total Return Fund (Cont.)
I-2

04/01/2024 - 09/30/2024+	$7.24	$0.11	$0.37	$0.48	$(0.12)	$0.00	$0.00	$(0.12)

03/31/2024	7.51	0.23	(0.26)	(0.03)	(0.24)	0.00	0.00	(0.24)

03/31/2023	9.11	0.28	(1.59)	(1.31)	(0.29)	0.00	0.00	(0.29)

03/31/2022	9.91	0.37	(0.52)	(0.15)	(0.35)	(0.30)	0.00	(0.65)

03/31/2021	11.16	0.43	(0.22)	0.21	(0.41)	(1.05)	0.00	(1.46)

03/31/2020	10.62	0.38	1.37	1.75	(0.38)	(0.83)	0.00	(1.21)
Class A

04/01/2024 - 09/30/2024+	7.24	0.10	0.37	0.47	(0.11)	0.00	0.00	(0.11)

03/31/2024	7.51	0.21	(0.26)	(0.05)	(0.22)	0.00	0.00	(0.22)

03/31/2023	9.11	0.25	(1.59)	(1.34)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.91	0.34	(0.52)	(0.18)	(0.32)	(0.30)	0.00	(0.62)

03/31/2021	11.16	0.39	(0.21)	0.18	(0.38)	(1.05)	0.00	(1.43)

03/31/2020	10.62	0.35	1.36	1.71	(0.34)	(0.83)	0.00	(1.17)
Class C

04/01/2024 - 09/30/2024+	7.24	0.08	0.37	0.45	(0.09)	0.00	0.00	(0.09)

03/31/2024	7.51	0.16	(0.26)	(0.10)	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.11	0.19	(1.58)	(1.39)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.91	0.26	(0.52)	(0.26)	(0.24)	(0.30)	0.00	(0.54)

03/31/2021	11.16	0.31	(0.22)	0.09	(0.29)	(1.05)	0.00	(1.34)

03/31/2020	10.62	0.26	1.37	1.63	(0.26)	(0.83)	0.00	(1.09)

PIMCO Long-Term U.S. Government Fund
Institutional Class

04/01/2024 - 09/30/2024+	$14.46	$0.22	$0.64	$0.86	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2024	15.80	0.45	(1.33)	(0.88)	(0.46)	0.00	0.00	(0.46)

03/31/2023~	19.24	0.40	(3.42)	(3.02)	(0.42)	0.00	0.00	(0.42)

03/31/2022~	20.92	0.40	(0.64)	(0.24)	(0.40)	(1.04)	0.00	(1.44)

03/31/2021~	31.48	0.56	(4.44)	(3.88)	(0.84)	(5.84)	0.00	(6.68)

03/31/2020~	24.64	0.72	6.84	7.56	(0.72)	0.00	0.00	(0.72)
I-2

04/01/2024 - 09/30/2024+	14.46	0.21	0.65	0.86	(0.23)	0.00	0.00	(0.23)

03/31/2024	15.80	0.44	(1.34)	(0.90)	(0.44)	0.00	0.00	(0.44)

03/31/2023~	19.24	0.38	(3.41)	(3.03)	(0.41)	0.00	0.00	(0.41)

03/31/2022~	20.92	0.36	(0.64)	(0.28)	(0.36)	(1.04)	0.00	(1.40)

03/31/2021~	31.48	0.56	(4.44)	(3.88)	(0.84)	(5.84)	0.00	(6.68)

03/31/2020~	24.64	0.68	6.84	7.52	(0.68)	0.00	0.00	(0.68)
Class A

04/01/2024 - 09/30/2024+	14.46	0.19	0.65	0.84	(0.21)	0.00	0.00	(0.21)

03/31/2024	15.80	0.40	(1.33)	(0.93)	(0.41)	0.00	0.00	(0.41)

03/31/2023~	19.24	0.34	(3.41)	(3.07)	(0.37)	0.00	0.00	(0.37)

03/31/2022~	20.92	0.32	(0.64)	(0.32)	(0.32)	(1.04)	0.00	(1.36)

03/31/2021~	31.48	0.48	(4.44)	(3.96)	(0.76)	(5.84)	0.00	(6.60)

03/31/2020~	24.64	0.60	6.84	7.44	(0.60)	0.00	0.00	(0.60)
Class C

04/01/2024 - 09/30/2024+	14.46	0.14	0.64	0.78	(0.15)	0.00	0.00	(0.15)

03/31/2024	15.80	0.29	(1.33)	(1.04)	(0.30)	0.00	0.00	(0.30)

03/31/2023~	19.24	0.22	(3.42)	(3.20)	(0.24)	0.00	0.00	(0.24)

03/31/2022~	20.92	0.16	(0.64)	(0.48)	(0.16)	(1.04)	0.00	(1.20)

03/31/2021~	31.48	0.24	(4.40)	(4.16)	(0.56)	(5.84)	0.00	(6.40)

03/31/2020~	24.64	0.40	6.84	7.24	(0.40)	0.00	0.00	(0.40)

PIMCO Low Duration Opportunities Fund
Institutional Class

04/01/2024 - 09/30/2024+	$10.40	$0.26	$0.16	$0.42	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2024	10.08	0.49	0.15	0.64	(0.32)	0.00	0.00	(0.32)

03/31/2023	10.56	0.29	(0.46)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2022	10.98	0.15	(0.45)	(0.30)	(0.12)	0.00	0.00	(0.12)

03/31/2021	10.28	0.20	0.69	0.89	(0.19)	0.00	0.00	(0.19)

03/31/2020	10.72	0.32	(0.40)	(0.08)	(0.36)	0.00	0.00	(0.36)

12	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.60	6.78%	$144,235	5.13	%*	5.13	%*	0.60	%*	0.60	%*	3.15	%*	92%

7.24	(0.25)	137,542	3.16	(e)	3.16	(e)	0.60	(e)	0.60	(e)	3.31		176

7.51	(14.37)	101,898	1.86	(e)	1.86	(e)	0.60	(e)	0.60	(e)	3.65		161

9.11	(2.06)	99,612	0.63		0.63		0.60		0.60		3.58		65

9.91	0.84	114,487	0.69		0.69		0.60		0.60		3.73		179

11.16	16.95	70,053	1.17		1.17		0.60		0.60		3.41		269

7.60	6.61	31,147	5.43	*	5.43	*	0.90	*	0.90	*	2.88	*	92

7.24	(0.53)	33,424	3.33	(e)	3.33	(e)	0.90	(e)	0.90	(e)	2.98		176

7.51	(14.63)	54,117	2.26	(e)	2.26	(e)	0.90	(e)	0.90	(e)	3.30		161

9.11	(2.34)	26,529	0.93		0.93		0.90		0.90		3.28		65

9.91	0.55	37,262	0.99		0.99		0.90		0.90		3.40		179

11.16	16.61	42,787	1.47		1.47		0.90		0.90		3.11		269

7.60	6.22	10,383	6.18	*	6.18	*	1.65	*	1.65	*	2.11	*	92

7.24	(1.28)	9,560	4.31	(e)	4.31	(e)	1.65	(e)	1.65	(e)	2.26		176

7.51	(15.28)	4,626	3.07	(e)	3.07	(e)	1.65	(e)	1.65	(e)	2.49		161

9.11	(3.08)	2,066	1.68		1.68		1.65		1.65		2.51		65

9.91	(0.21)	3,381	1.74		1.74		1.65		1.65		2.69		179

11.16	15.76	1,550	2.22		2.22		1.65		1.65		2.35		269

$15.09	6.07%	$786,508	3.705	%*	3.705	%*	0.475	%*	0.475	%*	3.04	%*	74%

14.46	(5.56)	825,652	1.875		1.875		0.475		0.475		3.13		144

15.80	(15.67)	723,159	1.045		1.045		0.475		0.475		2.49		143

19.24	(1.74)	517,558	0.485		0.485		0.475		0.475		1.84		103

20.92	(14.90)	581,538	0.565		0.565		0.475		0.475		1.90		249

31.48	31.11	422,051	1.855		1.855		0.475		0.475		2.64		220

15.09	6.02	175,532	3.805	*	3.805	*	0.575	*	0.575	*	2.95	*	74

14.46	(5.65)	172,127	2.045	(e)	2.045	(e)	0.575	(e)	0.575	(e)	3.05		144

15.80	(15.76)	96,860	1.145		1.145		0.575		0.575		2.39		143

19.24	(1.84)	65,785	0.585		0.585		0.575		0.575		1.74		103

20.92	(14.99)	80,506	0.665		0.665		0.575		0.575		1.90		249

31.48	30.98	100,913	1.955		1.955		0.575		0.575		2.53		220

15.09	5.89	47,145	4.055	*	4.055	*	0.825	*	0.825	*	2.68	*	74

14.46	(5.88)	46,659	2.225		2.225		0.825		0.825		2.75		144

15.80	(15.97)	58,241	1.345	(e)	1.345	(e)	0.825	(e)	0.825	(e)	2.12		143

19.24	(2.09)	68,558	0.835		0.835		0.825		0.825		1.49		103

20.92	(15.20)	87,751	0.915		0.915		0.825		0.825		1.65		249

31.48	30.66	119,986	2.205		2.205		0.825		0.825		2.29		220

15.09	5.49	29,118	4.805	*	4.805	*	1.575	*	1.575	*	1.90	*	74

14.46	(6.58)	20,891	2.975		2.975		1.575		1.575		2.03		144

15.80	(16.61)	14,751	2.145	(e)	2.145	(e)	1.575	(e)	1.575	(e)	1.37		143

19.24	(2.81)	13,289	1.585		1.585		1.575		1.575		0.74		103

20.92	(15.84)	13,794	1.665		1.665		1.575		1.575		0.89		249

31.48	29.70	23,024	2.955		2.955		1.575		1.575		1.54		220

$10.58	4.04%	$26,864	0.64	%*	0.64	%*	0.56	%*	0.56	%*	4.98	%*	459%

10.40	6.47	34,901	0.57		0.59		0.53		0.55		4.88		714

10.08	(1.55)	45,204	0.52		0.57		0.51		0.56		2.80		327

10.56	(2.77)	81,791	0.51		0.56		0.51		0.56		1.36		199

10.98	8.70	71,748	0.52		0.57		0.51		0.56		1.82		385

10.28	(0.82)	48,748	0.52		0.57		0.51		0.56		2.98		345

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Opportunities Fund (Cont.)
I-2

04/01/2024 - 09/30/2024+	$10.40	$0.25	$0.16	$0.41	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2024	10.08	0.48	0.15	0.63	(0.31)	0.00	0.00	(0.31)

03/31/2023	10.56	0.28	(0.46)	(0.18)	(0.30)	0.00	0.00	(0.30)

03/31/2022	10.98	0.14	(0.45)	(0.31)	(0.11)	0.00	0.00	(0.11)

03/31/2021	10.28	0.19	0.69	0.88	(0.18)	0.00	0.00	(0.18)

03/31/2020	10.72	0.31	(0.40)	(0.09)	(0.35)	0.00	0.00	(0.35)
Class A

04/01/2024 - 09/30/2024+	10.40	0.24	0.15	0.39	(0.21)	0.00	0.00	(0.21)

03/31/2024	10.08	0.45	0.15	0.60	(0.28)	0.00	0.00	(0.28)

03/31/2023	10.56	0.25	(0.46)	(0.21)	(0.27)	0.00	0.00	(0.27)

03/31/2022	10.98	0.11	(0.45)	(0.34)	(0.08)	0.00	0.00	(0.08)

03/31/2021	10.28	0.15	0.70	0.85	(0.15)	0.00	0.00	(0.15)

03/31/2020	10.72	0.27	(0.39)	(0.12)	(0.32)	0.00	0.00	(0.32)
Class C

04/01/2024 - 09/30/2024+	10.40	0.20	0.16	0.36	(0.18)	0.00	0.00	(0.18)

03/31/2024	10.08	0.38	0.15	0.53	(0.21)	0.00	0.00	(0.21)

03/31/2023	10.56	0.18	(0.48)	(0.30)	(0.18)	0.00	0.00	(0.18)

03/31/2022	10.98	0.02	(0.44)	(0.42)	0.00	0.00	0.00	0.00

03/31/2021	10.28	0.07	0.70	0.77	(0.07)	0.00	0.00	(0.07)

03/31/2020	10.72	0.20	(0.40)	(0.20)	(0.24)	0.00	0.00	(0.24)

PIMCO Moderate Duration Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.17	$0.20	$0.24	$0.44	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2024	9.23	0.41	(0.07)	0.34	(0.33)	0.00	(0.07)	(0.40)

03/31/2023	9.83	0.27	(0.48)	(0.21)	(0.39)	0.00	0.00	(0.39)

03/31/2022	10.42	0.16	(0.61)	(0.45)	(0.13)	0.00	(0.01)	(0.14)

03/31/2021	10.50	0.19	0.25	0.44	(0.24)	(0.28)	0.00	(0.52)

03/31/2020	10.16	0.31	0.31	0.62	(0.28)	0.00	0.00	(0.28)
I-2

04/01/2024 - 09/30/2024+	9.17	0.20	0.24	0.44	(0.20)	0.00	0.00	(0.20)

03/31/2024	9.23	0.40	(0.07)	0.33	(0.32)	0.00	(0.07)	(0.39)

03/31/2023	9.83	0.30	(0.52)	(0.22)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.42	0.15	(0.61)	(0.46)	(0.12)	0.00	(0.01)	(0.13)

03/31/2021	10.50	0.18	0.25	0.43	(0.23)	(0.28)	0.00	(0.51)

03/31/2020	10.16	0.31	0.30	0.61	(0.27)	0.00	0.00	(0.27)

PIMCO Mortgage Opportunities and Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.37	$0.24	$0.22	$0.46	$(0.36)	$0.00	$0.00	$(0.36)

03/31/2024	9.42	0.37	0.22	0.59	(0.64)	0.00	0.00	(0.64)

03/31/2023	10.50	0.40	(0.74)	(0.34)	(0.73)	0.00	(0.01)	(0.74)

03/31/2022	10.94	0.35	(0.39)	(0.04)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.37	0.38	0.63	1.01	(0.44)	0.00	0.00	(0.44)

03/31/2020	10.86	0.40	(0.41)	(0.01)	(0.48)	0.00	0.00	(0.48)
I-2

04/01/2024 - 09/30/2024+	9.37	0.24	0.21	0.45	(0.35)	0.00	0.00	(0.35)

03/31/2024	9.42	0.37	0.22	0.59	(0.64)	0.00	0.00	(0.64)

03/31/2023	10.50	0.39	(0.74)	(0.35)	(0.72)	0.00	(0.01)	(0.73)

03/31/2022	10.94	0.34	(0.39)	(0.05)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.37	0.36	0.63	0.99	(0.42)	0.00	0.00	(0.42)

03/31/2020	10.86	0.39	(0.41)	(0.02)	(0.47)	0.00	0.00	(0.47)
I-3

04/01/2024 - 09/30/2024+	9.37	0.24	0.21	0.45	(0.35)	0.00	0.00	(0.35)

03/31/2024	9.42	0.36	0.22	0.58	(0.63)	0.00	0.00	(0.63)

03/31/2023	10.50	0.39	(0.74)	(0.35)	(0.72)	0.00	(0.01)	(0.73)

03/31/2022	10.94	0.33	(0.38)	(0.05)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.37	0.36	0.63	0.99	(0.42)	0.00	0.00	(0.42)

03/31/2020	10.86	0.38	(0.41)	(0.03)	(0.46)	0.00	0.00	(0.46)

14	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.58	3.99%	$49,904	0.74	%*	0.74	%*	0.66	%*	0.66	%*	4.86	%*	459%

10.40	6.36	31,578	0.67		0.69		0.63		0.65		4.75		714

10.08	(1.65)	25,346	0.62		0.67		0.61		0.66		2.73		327

10.56	(2.86)	35,225	0.61		0.66		0.61		0.66		1.25		199

10.98	8.59	42,685	0.62		0.67		0.61		0.66		1.72		385

10.28	(0.92)	32,022	0.62		0.67		0.61		0.66		2.90		345

10.58	3.84	12,008	1.04	*	1.04	*	0.96	*	0.96	*	4.57	*	459

10.40	6.05	13,008	0.97		0.99		0.93		0.95		4.48		714

10.08	(1.95)	16,476	0.92		0.97		0.91		0.96		2.48		327

10.56	(3.15)	23,580	0.91		0.96		0.91		0.96		0.96		199

10.98	8.26	28,203	0.92		0.97		0.91		0.96		1.43		385

10.28	(1.21)	24,574	0.92		0.97		0.91		0.96		2.57		345

10.58	3.45	1,269	1.79	*	1.79	*	1.71	*	1.71	*	3.81	*	459

10.40	5.26	1,186	1.72		1.74		1.68		1.70		3.74		714

10.08	(2.80)	2,383	1.67		1.72		1.66		1.71		1.72		327

10.56	(3.80)	3,607	1.66		1.71		1.66		1.71		0.21		199

10.98	7.46	4,385	1.67		1.72		1.66		1.71		0.69		385

10.28	(1.95)	4,788	1.67		1.72		1.66		1.71		1.83		345

$9.41	4.87%	$1,553,311	1.26	%*	1.26	%*	0.46	%*	0.46	%*	4.35	%*	144%

9.17	3.77	1,396,694	0.53		0.53		0.46		0.46		4.53		286

9.23	(2.05)	1,377,011	0.49		0.49		0.46		0.46		2.92		221

9.83	(4.39)	1,399,413	0.46		0.46		0.46		0.46		1.58		63

10.42	4.17	1,438,994	0.46		0.46		0.46		0.46		1.75		315

10.50	6.15	1,444,444	0.61		0.61		0.46		0.46		3.00		374

9.41	4.82	4,685	1.36	*	1.36	*	0.56	*	0.56	*	4.26	*	144

9.17	3.67	4,599	0.63		0.63		0.56		0.56		4.39		286

9.23	(2.14)	10,930	0.59		0.59		0.56		0.56		3.21		221

9.83	(4.49)	3,737	0.56		0.56		0.56		0.56		1.48		63

10.42	4.07	2,905	0.56		0.56		0.56		0.56		1.68		315

10.50	6.04	4,178	0.71		0.71		0.56		0.56		2.97		374

$9.47	4.97%	$7,637,158	1.49	%*	1.49	%*	0.60	%*	0.60	%*	5.21	%*	596%

9.37	6.57	6,457,261	2.14		2.14		0.60		0.60		4.02		1,239

9.42	(3.14)	5,063,979	1.35		1.35		0.60		0.60		4.06		926

10.50	(0.40)	5,631,928	0.63		0.63		0.60		0.60		3.20		720

10.94	9.79	5,583,247	0.68		0.68		0.60		0.60		3.46		913

10.37	(0.24)	4,279,689	1.82		1.82		0.60		0.60		3.66		727

9.47	4.93	2,818,237	1.59	*	1.59	*	0.70	*	0.70	*	5.10	*	596

9.37	6.46	2,450,603	2.24		2.24		0.70		0.70		3.95		1,239

9.42	(3.24)	1,643,989	1.45		1.45		0.70		0.70		3.97		926

10.50	(0.50)	1,756,926	0.73		0.73		0.70		0.70		3.12		720

10.94	9.67	1,249,015	0.78		0.78		0.70		0.70		3.35		913

10.37	(0.34)	784,463	1.92		1.92		0.70		0.70		3.56		727

9.47	4.90	81,366	1.64	*	1.69	*	0.75	*	0.80	*	5.04	*	596

9.37	6.41	78,661	2.29		2.34		0.75		0.80		3.88		1,239

9.42	(3.29)	75,482	1.50		1.55		0.75		0.80		3.93		926

10.50	(0.55)	70,707	0.78		0.83		0.75		0.80		3.08		720

10.94	9.63	46,548	0.83		0.88		0.75		0.80		3.36		913

10.37	(0.38)	40,482	1.97		2.02		0.75		0.80		3.53		727

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Mortgage Opportunities and Bond Fund (Cont.)
Class A

04/01/2024 - 09/30/2024+	$9.37	$0.23	$0.21	$0.44	$(0.34)	$0.00	$0.00	$(0.34)

03/31/2024	9.42	0.34	0.22	0.56	(0.61)	0.00	0.00	(0.61)

03/31/2023	10.50	0.36	(0.74)	(0.38)	(0.69)	0.00	(0.01)	(0.70)

03/31/2022	10.94	0.31	(0.39)	(0.08)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.37	0.33	0.63	0.96	(0.39)	0.00	0.00	(0.39)

03/31/2020	10.86	0.36	(0.42)	(0.06)	(0.43)	0.00	0.00	(0.43)
Class C

04/01/2024 - 09/30/2024+	9.37	0.19	0.21	0.40	(0.30)	0.00	0.00	(0.30)

03/31/2024	9.42	0.26	0.23	0.49	(0.54)	0.00	0.00	(0.54)

03/31/2023	10.50	0.29	(0.74)	(0.45)	(0.62)	0.00	(0.01)	(0.63)

03/31/2022	10.94	0.22	(0.38)	(0.16)	(0.28)	0.00	0.00	(0.28)

03/31/2021	10.37	0.25	0.63	0.88	(0.31)	0.00	0.00	(0.31)

03/31/2020	10.86	0.27	(0.41)	(0.14)	(0.35)	0.00	0.00	(0.35)

PIMCO Total Return ESG Fund
Institutional Class

04/01/2024 - 09/30/2024+	$7.60	$0.13	$0.28	$0.41	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2024	7.67	0.25	(0.04)	0.21	(0.16)	0.00	(0.12)	(0.28)

03/31/2023	8.64	0.22	(0.84)	(0.62)	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.33	0.20	(0.62)	(0.42)	(0.20)	(0.07)	0.00	(0.27)

03/31/2021	9.38	0.21	0.17	0.38	(0.23)	(0.20)	0.00	(0.43)

03/31/2020	9.04	0.27	0.39	0.66	(0.32)	0.00	0.00	(0.32)
I-2

04/01/2024 - 09/30/2024+	7.60	0.13	0.27	0.40	(0.14)	0.00	0.00	(0.14)

03/31/2024	7.67	0.24	(0.04)	0.20	(0.15)	0.00	(0.12)	(0.27)

03/31/2023	8.64	0.21	(0.84)	(0.63)	(0.34)	0.00	0.00	(0.34)

03/31/2022	9.33	0.19	(0.62)	(0.43)	(0.19)	(0.07)	0.00	(0.26)

03/31/2021	9.38	0.20	0.17	0.37	(0.22)	(0.20)	0.00	(0.42)

03/31/2020	9.04	0.26	0.39	0.65	(0.31)	0.00	0.00	(0.31)
I-3

04/01/2024 - 09/30/2024+	7.60	0.13	0.27	0.40	(0.14)	0.00	0.00	(0.14)

03/31/2024	7.67	0.24	(0.04)	0.20	(0.15)	0.00	(0.12)	(0.27)

07/29/2022 - 03/31/2023	8.20	0.16	(0.42)	(0.26)	(0.27)	0.00	0.00	(0.27)
Administrative Class

04/01/2024 - 09/30/2024+	7.60	0.12	0.28	0.40	(0.14)	0.00	0.00	(0.14)

03/31/2024	7.67	0.23	(0.04)	0.19	(0.14)	0.00	(0.12)	(0.26)

03/31/2023	8.64	0.20	(0.84)	(0.64)	(0.33)	0.00	0.00	(0.33)

03/31/2022	9.33	0.18	(0.62)	(0.44)	(0.18)	(0.07)	0.00	(0.25)

03/31/2021	9.38	0.20	0.16	0.36	(0.21)	(0.20)	0.00	(0.41)

03/31/2020	9.04	0.24	0.40	0.64	(0.30)	0.00	0.00	(0.30)
Class A

04/01/2024 - 09/30/2024+	7.60	0.12	0.27	0.39	(0.13)	0.00	0.00	(0.13)

03/31/2024	7.67	0.22	(0.04)	0.18	(0.13)	0.00	(0.12)	(0.25)

03/31/2023	8.64	0.19	(0.85)	(0.66)	(0.31)	0.00	0.00	(0.31)

03/31/2022	9.33	0.16	(0.61)	(0.45)	(0.17)	(0.07)	0.00	(0.24)

03/31/2021	9.38	0.16	0.18	0.34	(0.19)	(0.20)	0.00	(0.39)

02/03/2020 - 03/31/2020	9.49	0.03	(0.10)	(0.07)	(0.04)	0.00	0.00	(0.04)
Class C

04/01/2024 - 09/30/2024+	7.60	0.09	0.27	0.36	(0.10)	0.00	0.00	(0.10)

03/31/2024	7.67	0.17	(0.05)	0.12	(0.07)	0.00	(0.12)	(0.19)

03/31/2023	8.64	0.13	(0.84)	(0.71)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.33	0.09	(0.61)	(0.52)	(0.10)	(0.07)	0.00	(0.17)

03/31/2021	9.38	0.09	0.18	0.27	(0.12)	(0.20)	0.00	(0.32)

02/03/2020 - 03/31/2020	9.49	0.02	(0.11)	(0.09)	(0.02)	0.00	0.00	(0.02)

16	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.47	4.77%	$270,006	1.89	%*	1.89	%*	1.00	%*	1.00	%*	4.83	%*	596%

9.37	6.14	208,197	2.54		2.54		1.00		1.00		3.64		1,239

9.42	(3.53)	226,211	1.75		1.75		1.00		1.00		3.68		926

10.50	(0.80)	187,669	1.03		1.03		1.00		1.00		2.81		720

10.94	9.34	172,679	1.08		1.08		1.00		1.00		3.08		913

10.37	(0.64)	154,403	2.22		2.22		1.00		1.00		3.27		727

9.47	4.38	41,292	2.64	*	2.64	*	1.75	*	1.75	*	4.08	*	596

9.37	5.36	29,109	3.29		3.29		1.75		1.75		2.83		1,239

9.42	(4.26)	25,259	2.50		2.50		1.75		1.75		2.92		926

10.50	(1.54)	30,577	1.78		1.78		1.75		1.75		2.05		720

10.94	8.52	31,626	1.83		1.83		1.75		1.75		2.35		913

10.37	(1.39)	34,354	2.97		2.97		1.75		1.75		2.51		727

$7.86	5.44%	$1,395,519	1.50	%*	1.50	%*	0.50	%*	0.50	%*	3.51	%*	238%

7.60	2.86	1,601,878	0.82		0.82		0.50		0.50		3.37		468

7.67	(7.17)	1,803,296	0.61		0.61		0.50		0.50		2.79		391

8.64	(4.61)	2,054,386	0.51		0.51		0.50		0.50		2.15		184

9.33	3.97	1,774,662	0.53		0.53		0.50		0.50		2.21		327

9.38	7.40	1,230,121	0.96		0.96		0.50		0.50		2.85		396

7.86	5.39%	252,933	1.60	%*	1.60	%*	0.60	%*	0.60	%*	3.41	%*	238%

7.60	2.76	246,329	0.92		0.92		0.60		0.60		3.27		468

7.67	(7.26)	276,253	0.71		0.71		0.60		0.60		2.67		391

8.64	(4.71)	402,434	0.61		0.61		0.60		0.60		2.05		184

9.33	3.86	331,326	0.63		0.63		0.60		0.60		2.11		327

9.38	7.30	214,088	1.06		1.06		0.60		0.60		2.73		396

7.86	5.36	6,918	1.65	*	1.70	*	0.65	*	0.70	*	3.36	*	238

7.60	2.71	6,651	0.97		1.02		0.65		0.70		3.22		468

7.67	(3.14)	4,691	0.71	(e)*	0.76	(e)*	0.65	(e)*	0.70	(e)*	3.03	*	391

7.86	5.31	17,168	1.75	*	1.75	*	0.75	*	0.75	*	3.26	*	238

7.60	2.61	16,259	1.07		1.07		0.75		0.75		3.12		468

7.67	(7.40)	18,147	0.86		0.86		0.75		0.75		2.54		391

8.64	(4.85)	21,552	0.76		0.76		0.75		0.75		1.89		184

9.33	3.71	20,325	0.78		0.78		0.75		0.75		2.04		327

9.38	7.14	36,533	1.21		1.21		0.75		0.75		2.63		396

7.86	5.23	14,597	1.90	*	1.90	*	0.90	*	0.90	*	3.11	*	238

7.60	2.45	13,527	1.22		1.22		0.90		0.90		2.96		468

7.67	(7.54)	17,280	1.01		1.01		0.90		0.90		2.40		391

8.64	(4.99)	15,988	0.91		0.91		0.90		0.90		1.74		184

9.33	3.56	8,282	0.93		0.93		0.90		0.90		1.68		327

9.38	(0.79)	104	1.36	*	1.36	*	0.90	*	0.90	*	2.29	*	396 *

7.86	4.84	603	2.65	*	2.65	*	1.65	*	1.65	*	2.37	*	238

7.60	1.70	728	1.97		1.97		1.65		1.65		2.21		468

7.67	(8.24)	1,006	1.76		1.76		1.65		1.65		1.67		391

8.64	(5.71)	847	1.66		1.66		1.65		1.65		1.00		184

9.33	2.80	523	1.68		1.68		1.65		1.65		0.95		327

9.38	(0.90)	12	2.11	*	2.11	*	1.65	*	1.65	*	1.52	*	396 *

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Total Return Fund II
Institutional Class

04/01/2024 - 09/30/2024+	$8.18	$0.15	$0.30	$0.45	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2024	8.26	0.30	(0.08)	0.22	(0.30)	0.00	0.00	(0.30)

03/31/2023	8.98	0.22	(0.71)	(0.49)	(0.23)	0.00	0.00	(0.23)

03/31/2022	9.52	0.12	(0.52)	(0.40)	(0.14)	0.00	0.00	(0.14)

03/31/2021	9.98	0.17	0.04	0.21	(0.19)	(0.47)	(0.01)	(0.67)

03/31/2020	9.64	0.29	0.46	0.75	(0.31)	(0.10)	0.00	(0.41)
I-2

04/01/2024 - 09/30/2024+	8.18	0.15	0.29	0.44	(0.15)	0.00	0.00	(0.15)

03/31/2024	8.26	0.30	(0.09)	0.21	(0.29)	0.00	0.00	(0.29)

03/31/2023	8.98	0.21	(0.71)	(0.50)	(0.22)	0.00	0.00	(0.22)

03/31/2022	9.52	0.11	(0.52)	(0.41)	(0.13)	0.00	0.00	(0.13)

03/31/2021	9.98	0.15	0.05	0.20	(0.18)	(0.47)	(0.01)	(0.66)

03/31/2020	9.64	0.27	0.47	0.74	(0.30)	(0.10)	0.00	(0.40)

PIMCO Total Return Fund IV
Institutional Class

04/01/2024 - 09/30/2024+	$9.39	$0.20	$0.29	$0.49	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2024	9.46	0.35	(0.09)	0.26	(0.26)	0.00	(0.07)	(0.33)

03/31/2023	10.31	0.25	(0.76)	(0.51)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.96	0.20	(0.65)	(0.45)	(0.20)	0.00	0.00	(0.20)

03/31/2021	10.85	0.23	0.11	0.34	(0.12)	0.00	(0.11)	(0.23)

03/31/2020	10.40	0.29	0.46	0.75	(0.30)	0.00	0.00	(0.30)
Class A

04/01/2024 - 09/30/2024+	9.39	0.18	0.30	0.48	(0.19)	0.00	0.00	(0.19)

03/31/2024	9.46	0.32	(0.09)	0.23	(0.23)	0.00	(0.07)	(0.30)

03/31/2023	10.31	0.21	(0.75)	(0.54)	(0.31)	0.00	0.00	(0.31)

03/31/2022	10.96	0.16	(0.65)	(0.49)	(0.16)	0.00	0.00	(0.16)

03/31/2021	10.85	0.19	0.11	0.30	(0.08)	0.00	(0.11)	(0.19)

03/31/2020	10.40	0.25	0.46	0.71	(0.26)	0.00	0.00	(0.26)

PIMCO Total Return Fund V
Institutional Class

04/01/2024 - 09/30/2024+	$9.74	$0.23	$0.26	$0.49	$(0.25)	$0.00	$0.00	$(0.25)

05/01/2023 - 03/31/2024	10.00	0.41	(0.24)	0.17	(0.43)	0.00	0.00	(0.43)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
~	A one for four reverse share split, effective March 24, 2023, has been retroactively applied.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

18	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.47	5.55%	$532,769	1.64	%*(e)	1.64	%*(e)	0.50	%*(e)	0.50	%*(e)	3.76	%*	247%

8.18	2.73	601,591	0.57		0.57		0.50		0.50		3.70		387

8.26	(5.40)	559,913	0.52		0.52		0.50		0.50		2.66		371

8.98	(4.28)	611,583	0.50		0.50		0.50		0.50		1.26		293

9.52	2.01	605,257	0.50		0.50		0.50		0.50		1.67		483

9.98	7.85	554,187	0.76		0.76		0.50		0.50		2.91		607

8.47	5.49	6,281	1.60	*	1.60	*	0.60	*	0.60	*	3.76	*	247

8.18	2.63	36,778	0.67		0.67		0.60		0.60		3.68		387

8.26	(5.49)	5,353	0.62		0.62		0.60		0.60		2.56		371

8.98	(4.38)	7,769	0.60		0.60		0.60		0.60		1.15		293

9.52	1.90	11,474	0.60		0.60		0.60		0.60		1.52		483

9.98	7.74	4,034	0.86		0.86		0.60		0.60		2.78		607

$9.68	5.34%	$293,392	0.60	%*	0.60	%*	0.50	%*	0.50	%*	4.24	%*	249%

9.39	2.86	260,708	0.67		0.67		0.50		0.50		3.83		340

9.46	(4.89)	233,338	0.52		0.52		0.50		0.50		2.59		383

10.31	(4.20)	316,993	0.50		0.50		0.50		0.50		1.80		278

10.96	3.13	449,336	0.52		0.52		0.50		0.50		2.08		403

10.85	7.22	415,646	0.80		0.80		0.50		0.50		2.68		401

9.68	5.16	11,872	0.95	*	0.95	*	0.85	*	0.85	*	3.90	*	249

9.39	2.50	11,053	1.02		1.02		0.85		0.85		3.47		340

9.46	(5.22)	11,290	0.87		0.87		0.85		0.85		2.22		383

10.31	(4.53)	14,481	0.85		0.85		0.85		0.85		1.45		278

10.96	2.77	17,292	0.87		0.87		0.85		0.85		1.73		403

10.85	6.85	15,733	1.15		1.15		0.85		0.85		2.30		401

$9.98	5.10%	$208,957	0.54	%*	0.54	%*	0.51	%*	0.51	%*	4.75	%*	137%

9.74	1.77	153,897	0.53	*	0.66	*	0.50	*	0.63	*	4.64	*	321

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund

Assets:

Investments, at value
Investments in securities*	$22,815	$3,799,140	$1,250,352	$3,153,470	$15,492,828	$5,023,573
Investments in Affiliates	0	357,025	4,017	13,853	29,113	1,966
Financial Derivative Instruments
Exchange-traded or centrally cleared	14	8,472	3,847	2,279	3,378	9,193
Over the counter	43	30,006	775	3,531	17,064	4,386
Cash	47	12,745	757	523	16,726	0
Deposits with counterparty	226	5,589	6,246	24,269	19,043	5,691
Foreign currency, at value	22	7,540	1,851	2	13,651	4,959
Receivable for investments sold	0	108	352,725	16	71,130	1,794,085
Receivable for investments sold on a delayed-delivery basis	0	3	0	0	105	0
Receivable for TBA investments sold	0	2,743,148	70,220	2,528,772	2,455,734	567,922
Receivable for Fund shares sold	66	8,744	9	918	11,052	1,055
Interest and/or dividends receivable	198	15,820	3,379	6,656	144,389	39,645
Dividends receivable from Affiliates	0	1,440	15	37	1,462	379
Reimbursement receivable from PIMCO	0	98	0	3	4	0
Total Assets	23,431	6,989,878	1,694,193	5,734,329	18,275,679	7,452,854

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$890,162	$310,464	$163,028	$3,560,938
Payable for sale-buyback transactions	0	0	0	0	669,225	1,820
Payable for short sales	0	120,084	0	758,345	0	5,971
Financial Derivative Instruments
Exchange-traded or centrally cleared	30	3,472	1,504	1,696	7,278	2,302
Over the counter	57	18,667	674	1,108	15,789	3,437
Payable for investments purchased	0	84,434	104,668	12,307	21,719	177,729
Payable for investments in Affiliates purchased	0	1,490	16	39	1,493	394
Payable for investments purchased on a delayed-delivery basis	0	13,821	0	0	0	0
Payable for TBA investments purchased	0	4,163,659	122,201	3,148,516	4,488,119	910,930
Payable for unfunded loan commitments	0	0	0	0	1,206	0
Deposits from counterparty	0	28,411	773	14,502	30,514	7,206
Payable for Fund shares redeemed	25	4,280	140	1,937	13,520	17,468
Distributions payable	3	690	0	455	14,352	293
Overdraft due to custodian	0	0	0	0	0	42,195
Accrued investment advisory fees	4	1,071	111	284	2,446	491
Accrued supervisory and administrative fees	5	521	114	360	3,011	506
Accrued distribution fees	0	6	0	6	48	6
Accrued servicing fees	0	31	0	38	158	8
Accrued reimbursement to PIMCO	0	0	0	0	0	0
Foreign capital gains tax payable	0	0	0	0	10	0
Other liabilities	0	0	0	0	0	0
Total Liabilities	124	4,440,637	1,120,363	4,250,057	5,431,916	4,731,694

Commitments and Contingent Liabilities^

Net Assets	$23,307	$2,549,241	$573,830	$1,484,272	$12,843,763	$2,721,160

Net Assets Consist of:

Paid in capital	$24,848	$3,223,697	$954,510	$1,697,885	$14,913,281	$3,758,786
Distributable earnings (accumulated loss)	(1,541)	(674,456)	(380,680)	(213,613)	(2,069,518)	(1,037,626)

Net Assets	$23,307	$2,549,241	$573,830	$1,484,272	$12,843,763	$2,721,160

Cost of investments in securities	$23,072	$3,980,324	$1,559,057	$3,210,074	$16,021,011	$5,338,195
Cost of investments in Affiliates	$0	$356,783	$4,017	$13,853	$29,104	$1,966
Cost of foreign currency held	$22	$7,520	$1,815	$2	$13,648	$4,850
Proceeds received on short sales	$0	$121,505	$0	$760,404	$0	$5,985
Cost or premiums of financial derivative instruments, net	$83	$31,405	$(1,375)	$7,771	$59,686	$1,696

* Includes repurchase agreements of:	$0	$209,470	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial statements for more information.

20	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

$1,669,106	$127,937	$1,849,754	$22,504,180	$2,518,763	$863,175	$405,299	$260,540
19,010	12,496	1,226	294,824	0	13,124	4,260	0

2,348	251	2,560	26,171	1,843	913	267	101
0	685	1,888	108,228	2,918	0	119	177
0	601	628	4,317	3,350	459	516	212
9,265	2,190	24,305	53,471	23,116	6,045	4,792	3,015
0	313	3,240	1,990	4,320	0	552	287
576,056	11	51,003	288	98,968	20,017	0	0
0	0	7,009	0	15	0	0	2
163,106	97,490	293,895	15,006,955	523,716	296,783	109,476	45,295
606	55	780	26,715	4,061	218	467	0
12,812	452	10,075	61,498	13,773	4,196	2,169	1,192
200	59	3	1,122	0	27	8	0
0	0	0	3	0	0	0	0
2,452,509	242,540	2,246,366	38,089,762	3,194,843	1,204,957	527,925	310,821

$1,147,076	$0	$101,576	$2,170,295	$455,864	$134,006	$0	$0
0	0	44,034	0	13,430	49,887	1,091	0
86	3,644	37,424	4,050,520	1,864	16,087	0	0

253	92	1,648	20,633	1,300	56	310	223
96	896	2,257	37,017	5,703	0	292	197
0	798	902	817,258	0	0	1,496	0
200	61	3	1,178	0	30	9	0
0	278	0	0	0	0	0	0
260,273	145,867	495,033	19,974,303	1,019,223	463,350	217,928	101,034
0	0	0	0	0	0	0	0
1,100	658	2,961	106,365	3,457	1,985	828	251
3,730	149	1,135	54,738	5,250	217	576	80
123	6	844	4,153	280	84	12	0
829	0	0	0	0	0	0	0
184	17	298	2,861	349	102	58	39
224	26	251	2,303	371	103	59	39
17	1	0	22	3	0	0	0
15	2	0	57	3	0	2	0
0	0	0	0	0	0	0	1
0	0	2	0	8	0	0	0
0	0	2	0	0	0	0	0
1,414,206	152,495	688,370	27,241,703	1,507,105	665,907	222,661	101,864

$1,038,303	$90,045	$1,557,996	$10,848,059	$1,687,738	$539,050	$305,264	$208,957

$1,508,653	$97,246	$1,684,113	$11,879,391	$2,086,399	$619,897	$346,410	$204,130
(470,350)	(7,201)	(126,117)	(1,031,332)	(398,661)	(80,847)	(41,146)	4,827

$1,038,303	$90,045	$1,557,996	$10,848,059	$1,687,738	$539,050	$305,264	$208,957

$1,749,104	$129,060	$1,844,379	$23,088,537	$2,638,475	$890,437	$413,198	$256,324
$19,009	$12,486	$1,226	$294,729	$0	$13,123	$4,260	$0
$0	$312	$3,197	$1,978	$4,289	$0	$548	$284
$87	$3,687	$37,813	$4,053,513	$1,873	$16,247	$0	$0
$(1,000)	$(230)	$4,821	$381,547	$15,914	$2,858	$(290)	$682

$0	$17,600	$2,400	$0	$68,700	$0	$0	$34,100

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Statements of Assets and Liabilities	(Cont.)

	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund

Net Assets:

Institutional Class	$20,433	$2,188,272	$545,272	$678,843	$6,002,664	$2,535,395
I-2	112	188,179	28,558	520,481	5,882,183	144,235
I-3	965	11,558	N/A	86,333	114,760	N/A
Administrative Class	N/A	N/A	N/A	N/A	21,701	N/A
Class A	1,722	147,740	N/A	188,082	747,771	31,147
Class C	75	8,250	N/A	10,533	74,684	10,383
Class R	N/A	5,242	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	2,267	219,082	36,892	70,818	649,190	333,542
I-2	12	18,840	1,933	54,297	636,158	18,975
I-3	107	1,157	N/A	9,006	12,411	N/A
Administrative Class	N/A	N/A	N/A	N/A	2,347	N/A
Class A	191	14,791	N/A	19,621	80,871	4,097
Class C	8	826	N/A	1,099	8,077	1,366
Class R	N/A	525	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.02	$9.99	$14.78	$9.59	$9.25	$7.60
I-2	9.02	9.99	14.78	9.59	9.25	7.60
I-3	9.02	9.99	N/A	9.59	9.25	N/A
Administrative Class	N/A	N/A	N/A	N/A	9.25	N/A
Class A	9.02	9.99	N/A	9.59	9.25	7.60
Class C	9.02	9.99	N/A	9.59	9.25	7.60
Class R	N/A	9.99	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

22	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

$786,508	$26,864	$1,553,311	$7,637,158	$1,395,519	$532,769	$293,392	$208,957
175,532	49,904	4,685	2,818,237	252,933	6,281	N/A	N/A
N/A	N/A	N/A	81,366	6,918	N/A	N/A	N/A
N/A	N/A	N/A	N/A	17,168	N/A	N/A	N/A
47,145	12,008	N/A	270,006	14,597	N/A	11,872	N/A
29,118	1,269	N/A	41,292	603	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

52,137	2,539	165,038	806,648	177,570	62,870	30,302	20,928
11,636	4,717	498	297,668	32,185	741	N/A	N/A
N/A	N/A	N/A	8,594	880	N/A	N/A	N/A
N/A	N/A	N/A	N/A	2,185	N/A	N/A	N/A
3,125	1,135	N/A	28,519	1,857	N/A	1,226	N/A
1,930	120	N/A	4,361	77	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

$15.09	$10.58	$9.41	$9.47	$7.86	$8.47	$9.68	$9.98
15.09	10.58	9.41	9.47	7.86	8.47	N/A	N/A
N/A	N/A	N/A	9.47	7.86	N/A	N/A	N/A
N/A	N/A	N/A	N/A	7.86	N/A	N/A	N/A
15.09	10.58	N/A	9.47	7.86	N/A	9.68	N/A
15.09	10.58	N/A	9.47	7.86	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund

Investment Income:

Interest, net of foreign taxes*	$429	$66,700	$24,511	$41,341	$312,219	$101,163
Dividends	0	315	0	0	3,149	0
Dividends from Investments in Affiliates	0	8,435	793	420	5,359	3,630
Miscellaneous income	0	17	0	0	142	7
Total Income	429	75,467	25,304	41,761	320,869	104,800

Expenses:

Investment advisory fees	25	6,971	676	1,773	15,227	3,155
Supervisory and administrative fees	27	3,395	690	2,264	18,801	3,251
Distribution and/or servicing fees - Administrative Class	N/A	N/A	N/A	N/A	27	N/A
Distribution and/or servicing fees - Class A	2	185	N/A	247	929	38
Distribution and/or servicing fees - Class C	N/A	46	N/A	55	395	46
Distribution and/or servicing fees - Class R	N/A	12	N/A	N/A	N/A	N/A
Trustee fees	0	6	1	3	32	7
Interest expense	4	1,587	19,545	9,329	37,496	57,192
Miscellaneous expense	0	41	0	0	15	0
Total Expenses	58	12,243	20,912	13,671	72,922	63,689
Waiver and/or Reimbursement by PIMCO	(0)	(637)	0	(21)	(28)	0
Net Expenses	58	11,606	20,912	13,650	72,894	63,689

Net Investment Income (Loss)	371	63,861	4,392	28,111	247,975	41,111

Net Realized Gain (Loss):

Investments in securities	(92)	22,043	(2,327)	6,462	(148,944)	(15,317)
Investments in Affiliates	0	81	(555)	5	389	(1,427)
Exchange-traded or centrally cleared financial derivative instruments	67	(32,402)	(30,086)	3,821	33,501	(48,771)
Over the counter financial derivative instruments	(149)	(506)	1,157	1,958	12,066	3,496
Foreign currency	(2)	1,913	(78)	(1)	(3,025)	(209)

Net Realized Gain (Loss)	(176)	(8,871)	(31,889)	12,245	(106,013)	(62,228)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	812	59,142	47,602	44,282	581,377	176,940
Investments in Affiliates	0	267	609	1	9	1,640
Exchange-traded or centrally cleared financial derivative instruments	8	(3,665)	9,484	(12,644)	(1,340)	997
Over the counter financial derivative instruments	(58)	(8,328)	(109)	(1,968)	(3,720)	(642)
Foreign currency assets and liabilities	4	333	37	0	(779)	43

Net Change in Unrealized Appreciation (Depreciation)	766	47,749	57,623	29,671	575,547	178,978

Net Increase (Decrease) in Net Assets Resulting from Operations	$961	$102,739	$30,126	$70,027	$717,509	$157,861

* Foreign tax withholdings	$0	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

$32,827	$2,346	$41,075	$322,846	$45,510	$15,540	$6,828	$4,686
0	2	0	0	0	0	44	0
1,902	292	648	6,682	0	574	62	0
0	0	0	0	0	0	0	0
34,729	2,640	41,723	329,528	45,510	16,114	6,934	4,686

1,158	118	1,859	17,195	2,271	747	357	221
1,405	177	1,564	13,855	2,411	763	363	221
N/A	N/A	N/A	N/A	21	N/A	N/A	N/A
59	15	N/A	280	17	N/A	14	N/A
117	6	N/A	169	3	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3	0	4	23	5	2	1	0
16,633	37	5,949	43,904	9,105	3,393	149	28
0	3	1	0	0	0	0	4
19,375	356	9,377	75,426	13,833	4,905	884	474
0	0	0	(20)	(2)	0	0	0
19,375	356	9,377	75,406	13,831	4,905	884	474

15,354	2,284	32,346	254,122	31,679	11,209	6,050	4,212

5,002	896	3,794	48,449	(14,151)	4,488	1,426	631
51	2	(451)	118	0	(378)	1	0
(10,088)	(1,013)	(703)	140,233	5,249	(4,144)	1,981	1,901
863	184	3,056	(34,487)	(3,805)	409	(444)	(86)
0	0	368	(335)	(161)	0	(92)	(65)

(4,172)	69	6,064	153,978	(12,868)	375	2,872	2,381

52,899	1,584	40,607	246,399	91,188	20,823	8,842	4,089
2	11	501	101	0	419	0	0
(4,380)	(102)	(5,655)	(175,303)	(11,121)	(1,498)	(1,881)	(1,099)
(54)	(266)	(1,462)	588	(4,055)	10	(433)	(82)
0	24	(53)	10	(44)	0	(11)	8

48,467	1,251	33,938	71,795	75,968	19,754	6,517	2,916

$59,649	$3,604	$72,348	$479,895	$94,779	$31,338	$15,439	$9,509

$0	$0	$2	$0	$0	$0	$0	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Statements of Changes in Net Assets

	PIMCO Climate Bond Fund		PIMCO Dynamic Bond Fund		PIMCO Extended Duration Fund		PIMCO GNMA and Government Securities Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$371	$537	$63,861	$116,142	$4,392	$12,082	$28,111	$45,583
Net realized gain (loss)	(176)	(263)	(8,871)	(56,580)	(31,889)	(18,780)	12,245	(9,014)
Net change in unrealized appreciation (depreciation)	766	679	47,749	108,914	57,623	(64,421)	29,671	4,906

Net Increase (Decrease) in Net Assets Resulting from Operations	961	953	102,739	168,476	30,126	(71,119)	70,027	41,475

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(331)	(378)	(54,067)	(87,605)	(3,882)	(26,881)	(14,828)	(21,865)
I-2	(3)	(8)	(4,541)	(9,121)	(185)	(1,633)	(11,580)	(18,553)
I-3	(11)	(6)	(279)	(469)	N/A	N/A	(1,913)	(2,931)
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(25)	(25)	(3,389)	(6,608)	N/A	N/A	(4,284)	(7,574)
Class C	(1)	(1)	(174)	(336)	N/A	N/A	(196)	(383)
Class R	N/A	N/A	(107)	(194)	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	(104)	0	0	0	0	0	0
I-2	0	(2)	0	0	0	0	0	0
I-3	0	(2)	0	0	N/A	N/A	0	0
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	0	(8)	0	0	N/A	N/A	0	0
Class C	0	0	0	0	N/A	N/A	0	0
Class R	N/A	N/A	0	0	N/A	N/A	N/A	N/A

Total Distributions(a)	(371)	(534)	(62,557)	(104,333)	(4,067)	(28,514)	(32,801)	(51,306)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	4,529	4,751	27,818	7,656	(30,773)	30,174	13,160	213,032

Total Increase (Decrease) in Net Assets	5,119	5,170	68,000	71,799	(4,714)	(69,459)	50,386	203,201

Net Assets:

Beginning of period	18,188	13,018	2,481,241	2,409,442	578,544	648,003	1,433,886	1,230,685
End of period	$23,307	$18,188	$2,549,241	$2,481,241	$573,830	$578,544	$1,484,272	$1,433,886

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Investment Grade Credit Bond Fund		PIMCO Long Duration Total Return Fund		PIMCO Long-Term U.S. Government Fund		PIMCO Low Duration Opportunities Fund		PIMCO Moderate Duration Fund

Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

$247,975	$451,616	$41,111	$97,362	$15,354	$32,960	$2,284	$3,979	$32,346	$61,515
(106,013)	(592,374)	(62,228)	(167,810)	(4,172)	(81,086)	69	(2,682)	6,064	(17,183)
575,547	614,516	178,978	55,466	48,467	(14,089)	1,251	3,872	33,938	3,244

717,509	473,758	157,861	(14,982)	59,649	(62,215)	3,604	5,169	72,348	47,576

(119,398)	(198,407)	(41,210)	(95,137)	(12,858)	(27,616)	(665)	(1,244)	(32,151)	(48,603)
(119,862)	(209,031)	(2,255)	(5,067)	(2,606)	(3,977)	(1,129)	(880)	(98)	(263)
(2,344)	(4,104)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(446)	(1,008)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(14,538)	(26,640)	(471)	(1,429)	(681)	(1,416)	(249)	(389)	N/A	N/A
(1,248)	(2,539)	(107)	(163)	(248)	(344)	(20)	(31)	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

0	(18,710)	0	0	0	0	0	0	0	(10,704)
0	(20,235)	0	0	0	0	0	0	0	(37)
0	(404)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	(102)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	(2,814)	0	0	0	0	0	0	N/A	N/A
0	(346)	0	0	0	0	0	0	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(257,836)	(484,340)	(44,043)	(101,796)	(16,393)	(33,353)	(2,063)	(2,544)	(32,249)	(59,607)

341,312	(212,416)	(48,655)	(336,218)	(70,282)	267,886	7,831	(11,361)	116,604	25,383

800,985	(222,998)	65,163	(452,996)	(27,026)	172,318	9,372	(8,736)	156,703	13,352

12,042,778	12,265,776	2,655,997	3,108,993	1,065,329	893,011	80,673	89,409	1,401,293	1,387,941
$12,843,763	$12,042,778	$2,721,160	$2,655,997	$1,038,303	$1,065,329	$90,045	$80,673	$1,557,996	$1,401,293

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Statements of Changes in Net Assets	(Cont.)

	PIMCO Mortgage Opportunities and Bond Fund		PIMCO Total Return ESG Fund		PIMCO Total Return Fund II

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$254,122	$320,402	$31,679	$65,214	$11,209	$21,434
Net realized gain (loss)	153,978	(129,308)	(12,868)	(81,206)	375	(9,976)
Net change in unrealized appreciation (depreciation)	71,795	331,650	75,968	65,244	19,754	5,677

Net Increase (Decrease) in Net Assets Resulting from Operations	479,895	522,744	94,779	49,252	31,338	17,135

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(261,718)	(401,604)	(29,600)	(34,978)	(10,901)	(20,703)
I-2	(97,521)	(139,451)	(4,628)	(4,857)	(574)	(671)
I-3	(2,977)	(5,378)	(121)	(105)	N/A	N/A
Administrative Class	N/A	N/A	(300)	(295)	N/A	N/A
Class A	(8,074)	(14,052)	(238)	(201)	N/A	N/A
Class C	(1,093)	(1,482)	(9)	(7)	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	(27,731)	0	0
I-2	0	0	0	(4,041)	0	0
I-3	0	0	0	(89)	N/A	N/A
Administrative Class	N/A	N/A	0	(265)	N/A	N/A
Class A	0	0	0	(198)	N/A	N/A
Class C	0	0	0	(14)	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(b)	(371,383)	(561,967)	(34,896)	(72,781)	(11,475)	(21,374)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	1,515,716	2,228,134	(257,517)	(211,772)	(119,182)	77,342

Total Increase (Decrease) in Net Assets	1,624,228	2,188,911	(197,634)	(235,301)	(99,319)	73,103

Net Assets:

Beginning of period	9,223,831	7,034,920	1,885,372	2,120,673	638,369	565,266
End of period	$10,848,059	$9,223,831	$1,687,738	$1,885,372	$539,050	$638,369

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of the Fund was May 01, 2023.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Total Return Fund IV		PIMCO Total Return Fund V

Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Inception Date through March 31, 2024(a)

$6,050	$9,452	$4,212	$4,545
2,872	(9,724)	2,381	(956)
6,517	7,439	2,916	954

15,439	7,167	9,509	4,543

(5,934)	(6,532)	(4,463)	(4,763)
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(217)	(259)	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

0	(1,987)	0	0
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
0	(86)	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

(6,151)	(8,864)	(4,463)	(4,763)

24,215	28,830	50,014	154,117

33,503	27,133	55,060	153,897

271,761	244,628	153,897	0
$305,264	$271,761	$208,957	$153,897

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Statements of Cash Flows

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Extended Duration Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Total Return Fund II

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$30,126	$157,861	$59,649	$31,338

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(705,212)	(4,396,870)	(1,213,586)	(2,136,299)
Proceeds from sales of long-term securities	829,769	4,539,077	1,292,893	2,208,175
(Purchases) Proceeds from sales of short-term portfolio investments, net	31,376	73,007	7,669	17,190
(Increase) decrease in deposits with counterparty	2,319	1,856	(1,969)	(951)
(Increase) decrease in receivable for investments sold	(282,821)	(464,687)	(9,683)	(122,344)
(Increase) decrease in interest and/or dividends receivable	706	389	(1,365)	25
(Increase) decrease in dividends receivable from Affiliates	98	156	15	148
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(22,741)	(53,951)	(16,574)	(6,664)
Proceeds from (Payments on) over the counter financial derivative instruments	1,084	3,419	805	253
Increase (decrease) in payable for investments purchased	83,246	400,321	(41,180)	83,991
Increase (decrease) in deposits from counterparty	773	3,278	1,100	1,675
Increase (decrease) in accrued investment advisory fees	(12)	(81)	(16)	(32)
Increase (decrease) in accrued supervisory and administrative fees	(11)	(84)	(18)	(34)
Increase (decrease) in accrued distribution fees	0	0	4	0
Increase (decrease) in accrued servicing fees	0	(1)	1	0
Proceeds from (Payments on) short sales transactions, net	0	(75,605)	4	(30,653)
Proceeds from (Payments on) foreign currency transactions	(41)	(166)	0	0
Increase (decrease) in other liabilities	1	0	0	0
Net Realized (Gain) Loss
Investments in securities	2,327	15,317	(5,002)	(4,488)
Investments in Affiliates	555	1,427	(51)	378
Exchange-traded or centrally cleared financial derivative instruments	30,086	48,771	10,088	4,144
Over the counter financial derivative instruments	(1,157)	(3,496)	(863)	(409)
Foreign currency	78	209	0	0
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(47,602)	(176,940)	(52,899)	(20,823)
Investments in Affiliates	(609)	(1,640)	(2)	(419)
Exchange-traded or centrally cleared financial derivative instruments	(9,484)	(997)	4,380	1,498
Over the counter financial derivative instruments	109	642	54	(10)
Foreign currency assets and liabilities	(37)	(43)	0	0
Net amortization (accretion) on investments	(11,539)	(8,732)	(1,726)	(505)

Net Cash Provided by (Used for) Operating Activities	(68,613)	62,437	31,728	25,184

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	90,951	624,542	195,181	34,534
Payments on shares redeemed	(125,462)	(704,499)	(280,488)	(164,179)
Increase (decrease) in overdraft due to custodian	0	42,195	829	0
Cash distributions paid*	(3)	(2,003)	(756)	(1,698)
Proceeds from reverse repurchase agreements	41,444,523	195,119,403	58,301,828	3,642,216
Payments on reverse repurchase agreements	(40,967,770)	(194,941,398)	(58,136,139)	(3,557,681)
Proceeds from sale-buyback transactions	130,886	374,458	126,167	186,674
Payments on sale-buyback transactions	(502,944)	(575,639)	(238,351)	(164,592)

Net Cash Received from (Used for) Financing Activities	70,181	(62,941)	(31,729)	(24,726)

Net Increase (Decrease) in Cash and Foreign Currency	1,568	(504)	(1)	458

Cash and Foreign Currency:

Beginning of period	1,040	5,463	1	1
End of period	$2,608	$4,959	$0	$459

* Reinvestment of distributions	$4,064	$42,085	$15,649	$10,046

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$19,117	$56,716	$16,736	$3,454

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

30	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Climate Bond Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.9%

CORPORATE BONDS & NOTES 57.8%

BANKING & FINANCE 33.7%

AXA SA
5.625% due 01/16/2054 •	GBP	100	$132

Bank of America Corp.
2.456% due 10/22/2025 •		$200	200
4.134% due 06/12/2028	EUR	100	116
6.204% due 11/10/2028 •		$100	106

Bank of Ireland Group PLC
7.594% due 12/06/2032 •	GBP	100	140

BNP Paribas SA
4.625% due 02/25/2031 •(c)(d)		$200	175

Boston Properties LP
6.500% due 01/15/2034		20	22

British Land Co. PLC
2.375% due 09/14/2029	GBP	100	118

Caja Rural de Navarra SCC
3.000% due 04/26/2027	EUR	100	112

Castellum AB
0.750% due 09/04/2026		100	107

CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund
0.900% due 10/12/2029		100	98

CBRE Services, Inc.
2.500% due 04/01/2031		$100	87

Community Preservation Corp.
2.867% due 02/01/2030		75	68

CTP NV
1.250% due 06/21/2029	EUR	200	200

Derwent London PLC
1.875% due 11/17/2031	GBP	100	108

Deutsche Bank AG
1.875% due 02/23/2028 •	EUR	100	108

EQT AB
0.875% due 05/14/2031		100	94

Equinix Europe 2 Financing Corp LLC
3.650% due 09/03/2033		100	111

ERP Operating LP
1.850% due 08/01/2031		$100	85

Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.125% due 11/09/2031	EUR	100	116

European Investment Bank
0.750% due 07/15/2027	AUD	200	127
2.750% due 01/16/2034	EUR	40	45
3.750% due 02/14/2033		$240	238

Farmers Exchange Capital
5.454% due 10/15/2054 •		50	45

Ford Motor Credit Co. LLC
5.625% due 10/09/2028	GBP	100	134

Goodman Australia Finance Pty Ltd
4.250% due 05/03/2030	EUR	100	116

Grainger PLC
3.375% due 04/24/2028	GBP	100	125

HAT Holdings LLC
3.750% due 09/15/2030		$125	113
8.000% due 06/15/2027		35	37

Healthpeak OP LLC
2.125% due 12/01/2028		100	92

Host Hotels & Resorts LP
2.900% due 12/15/2031		50	44
5.700% due 07/01/2034		75	77

Hudson Pacific Properties LP
5.950% due 02/15/2028		50	46

IHG Finance LLC
4.375% due 11/28/2029	EUR	100	116

ING Groep NV
4.875% due 05/16/2029 •(c)(d)		$200	186

International Bank for Reconstruction & Development
3.875% due 08/28/2034		75	75
4.000% due 08/27/2026		75	75

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Development Association
4.375% due 06/11/2029		$100	$103

JAB Holdings BV
4.375% due 04/25/2034	EUR	100	115

JPMorgan Chase & Co.
6.070% due 10/22/2027 •		$200	207

Kilroy Realty LP
2.500% due 11/15/2032		100	80

Kreditanstalt fuer Wiederaufbau
0.000% due 09/15/2031 (b)	EUR	650	614
2.000% due 11/15/2029		300	329

Lendlease Finance Ltd.
3.400% due 10/27/2027	AUD	80	52

Lloyds Banking Group PLC
3.875% due 05/14/2032 •	EUR	100	115

Mitsubishi UFJ Financial Group, Inc.
0.848% due 07/19/2029		200	202

Nationale-Nederlanden Bank NV
1.875% due 05/17/2032		100	105

NatWest Group PLC
3.673% due 08/05/2031 •		150	170

NE Property BV
2.000% due 01/20/2030		100	101

Norinchukin Bank
5.430% due 03/09/2028		$200	205

Prologis International Funding SA
0.875% due 07/09/2029	EUR	125	125
1.750% due 03/15/2028		125	134

Rayonier LP
2.750% due 05/17/2031		$100	87

Sagax AB
4.375% due 05/29/2030	EUR	100	115

SELP Finance SARL
0.875% due 05/27/2029		100	99

Shinhan Bank Co. Ltd.
3.320% due 01/29/2027		100	113

Standard Chartered PLC
0.800% due 11/17/2029 •		100	101

Sumitomo Mitsui Trust Bank Ltd.
5.500% due 03/09/2028		$200	208

UDR, Inc.
3.100% due 11/01/2034		50	43

VIA Outlets BV
1.750% due 11/15/2028	EUR	100	104

Volkswagen Financial Services AG
3.875% due 09/10/2030		200	224

Weyerhaeuser Co.
7.375% due 03/15/2032		$9	10

ZF Finance GmbH
2.000% due 05/06/2027	EUR	100	104

			7,859

INDUSTRIALS 12.0%

Amgen, Inc.
3.000% due 02/22/2029		$100	96

Amprion GmbH
3.625% due 05/21/2031	EUR	100	114

AP Moller - Maersk AS
5.875% due 09/14/2033		$66	71

Aptiv PLC
3.100% due 12/01/2051		50	32
4.250% due 06/11/2036	EUR	100	113

Arcadis NV
4.875% due 02/28/2028		100	117

Autodesk, Inc.
2.400% due 12/15/2031		$50	44

Berkeley Group PLC
2.500% due 08/11/2031	GBP	100	107

Chanel Ceres PLC
1.000% due 07/31/2031	EUR	150	145

Comcast Corp.
4.650% due 02/15/2033		$40	41

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Continental Wind LLC
6.000% due 02/28/2033		$47	$49

Coty, Inc.
4.500% due 05/15/2027	EUR	100	113

Denso Corp.
4.420% due 09/11/2029		$100	101

Ford Motor Co.
6.100% due 08/19/2032		38	39

Forvia SE
2.375% due 06/15/2029	EUR	100	99

Gap, Inc.
3.625% due 10/01/2029		$50	45

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		200	205

JDE Peet’s NV
2.250% due 09/24/2031		150	126

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		200	172

Moody’s Corp.
2.000% due 08/19/2031		100	86
3.100% due 11/29/2061		30	20

MSCI, Inc.
3.625% due 09/01/2030		100	94

Oberlin College
2.874% due 10/01/2051		125	87

Owens Corning
5.500% due 06/15/2027		100	103

PepsiCo, Inc.
3.900% due 07/18/2032		40	39

Smurfit Kappa Treasury ULC
5.438% due 04/03/2034		100	104

T-Mobile USA, Inc.
4.950% due 03/15/2028		100	102

Telefonica Emisiones SA
4.183% due 11/21/2033	EUR	100	117

Trane Technologies Financing Ltd.
5.100% due 06/13/2034		$40	42

VF Corp.
2.950% due 04/23/2030		40	35

Vmed O2 U.K. Financing PLC
5.625% due 04/15/2032	EUR	100	113

ZF North America Capital, Inc.
6.875% due 04/14/2028		$10	10

			2,781

UTILITIES 12.1%

AES Corp.
2.450% due 01/15/2031		100	87
5.450% due 06/01/2028		40	41

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		25	25

Duke Energy Progress LLC
5.100% due 03/15/2034		100	104

Electricite de France SA
4.750% due 06/17/2044	EUR	100	117

MidAmerican Energy Co.
3.650% due 08/01/2048		$150	121
4.250% due 07/15/2049		25	22

Mississippi Power Co.
3.100% due 07/30/2051		50	35

National Grid PLC
3.875% due 01/16/2029	EUR	100	115

New York State Electric & Gas Corp.
5.650% due 08/15/2028		$200	208

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		100	92

Niagara Mohawk Power Corp.
5.783% due 09/16/2052		40	42

NSTAR Electric Co.
3.100% due 06/01/2051		25	18

Oncor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR	100	114

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Schedule of Investments	PIMCO Climate Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
6.700% due 04/01/2053		$41	$47

Public Service Co. of Colorado
3.200% due 03/01/2050		100	72

Public Service Co. of Oklahoma
2.200% due 08/15/2031		100	85

Public Service Electric & Gas Co.
4.650% due 03/15/2033		50	51

Puget Sound Energy, Inc.
5.685% due 06/15/2054		20	21

RWE Finance U.S. LLC
5.875% due 04/16/2034		150	157

Solar Star Funding LLC
5.375% due 06/30/2035		220	224

Southern California Edison Co.
2.500% due 06/01/2031		150	133

Southwestern Public Service Co.
3.150% due 05/01/2050		80	56
3.750% due 06/15/2049		50	39

SSE PLC
4.000% due 09/05/2031	EUR	100	117

TDC Net AS
5.618% due 02/06/2030		100	118

United Utilities Water Finance PLC
3.750% due 05/23/2034		100	112

Verizon Communications, Inc.
1.500% due 09/18/2030		$280	240

Vodafone Group PLC
5.125% due 06/04/2081 •		65	54

Wisconsin Electric Power Co.
4.750% due 09/30/2032		20	21

Wisconsin Power & Light Co.
4.950% due 04/01/2033		132	135

			2,823

Total Corporate Bonds & Notes (Cost $13,622)			13,463

MUNICIPAL BONDS & NOTES 0.9%

FLORIDA 0.4%

State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2020
2.154% due 07/01/2030		110	98

NEW YORK 0.5%

New York City Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2010
5.724% due 06/15/2042		110	117

Total Municipal Bonds & Notes (Cost $275)			215

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.9%

Uniform Mortgage-Backed Security
4.500% due 02/01/2053 - 07/01/2053	$374	$369
5.000% due 02/01/2053 - 11/01/2053	1,248	1,248

Total U.S. Government Agencies (Cost $1,566)		1,617

U.S. TREASURY OBLIGATIONS 1.5%

U.S. Treasury Bonds
2.375% due 02/15/2042	434	338

Total U.S. Treasury Obligations (Cost $418)		338

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.431% due 11/10/2032	100	80

GCT Commercial Mortgage Trust
6.011% due 02/15/2038 •	100	90

JP Morgan Chase Commercial Mortgage Securities Trust
6.261% due 04/15/2038 •	94	94

Natixis Commercial Mortgage Securities Trust
3.622% due 05/15/2039	100	95

One Bryant Park Trust
2.516% due 09/15/2054	100	89

VASA Trust
6.111% due 07/15/2039 •	100	93

Total Non-Agency Mortgage-Backed Securities (Cost $601)		541

ASSET-BACKED SECURITIES 3.6%

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048	70	57
4.000% due 04/20/2049	42	38
4.950% due 07/20/2049	86	82
5.520% due 02/22/2055	44	44

Hertz Vehicle Financing LLC
5.490% due 06/25/2027	50	51

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048	49	39

Mosaic Solar Loan Trust
2.640% due 01/20/2053	73	64

Sunnova Helios Issuer LLC
5.300% due 05/20/2050	92	90

Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050	94	97

Sunnova Sol Issuer LLC
2.790% due 02/22/2049	128	114

Sunrun Demeter Issuer
2.270% due 01/30/2057	171	149

Total Asset-Backed Securities (Cost $889)		825

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 7.0%

Agence Francaise de Developpement EPIC
3.500% due 02/25/2033	EUR	100	$115

Australia Government International Bond
4.250% due 06/21/2034	AUD	300	212

Canada Government Bond
2.250% due 12/01/2029	CAD	50	36

European Union
2.625% due 02/04/2048	EUR	60	60
2.750% due 02/04/2033		135	152

France Government International Bond
3.000% due 06/25/2049		58	60

Ile-de-France Mobilites
3.050% due 02/03/2033		100	111

Kingdom of Belgium Government Bond
2.750% due 04/22/2039		100	108

Ministeries Van de Vlaamse Gemeenschap
3.250% due 01/12/2043		100	109

Nederlandse Waterschapsbank NV
3.000% due 04/20/2033		100	115

Netherlands Government International Bond
3.250% due 01/15/2044		25	30

Province of Ontario
4.100% due 03/04/2033	CAD	100	77

Regie Autonome des Transports Parisiens EPIC
3.250% due 04/11/2033	EUR	100	113

Societe Nationale SNCF SA
3.125% due 11/02/2027		100	113

United Kingdom Gilt
1.500% due 07/31/2053	GBP	70	48
4.375% due 07/31/2054		136	176

Total Sovereign Issues (Cost $1,521)			1,635

SHORT-TERM INSTRUMENTS 17.9%

U.S. TREASURY BILLS 17.9%
5.121% due 10/01/2024 - 12/24/2024 (a)(b)		$4,200	4,181

Total Short-Term Instruments (Cost $4,180)			4,181

Total Investments in Securities (Cost $23,072)			22,815

Total Investments 97.9% (Cost $23,072)			$22,815

Financial Derivative Instruments (e)(f) (0.1)% (Cost or Premiums, net $83)			(30)

Other Assets and Liabilities, net 2.2%			522

Net Assets 100.0%			$23,307

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

32	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	12/2024	1	$92	$1	$0	$0
U.S. Treasury 5-Year Note December Futures	12/2024	71	7,802	20	0	(26)

				$21	$0	$(26)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2024	3	$(401)	$(4)	$0	$(1)
Euro-Bund 10-Year Bond December Futures	12/2024	6	(901)	(13)	0	(3)
U.S. Treasury 10-Year Note December Futures	12/2024	6	(686)	0	3	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	8	(946)	(3)	4	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	1	(133)	0	1	0

				$(20)	$8	$(4)

Total Futures Contracts				$1	$8	$(30)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	400	$5	$3	$8	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		65	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	$	280	84	31	115	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		400	11	(23)	(12)	2	0
Pay(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	1,000	8	11	19	3	0
Pay(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		45	1	0	1	0	0
Pay	CAONREPO	1.000	Semi-Annual	06/16/2026	CAD	500	(25)	10	(15)	0	0

Total Swap Agreements							$83	$34	$117	$6	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$ 8	$ 6	$ 14	$ 0	$ (30)	$ 0	$ (30)

Cash of $226 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Schedule of Investments	PIMCO Climate Bond Fund	(Cont.)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2024	EUR	295		$328	$0	$(1)
	10/2024		$12	EUR	11	0	0

BRC	10/2024	GBP	828		$1,092	0	(15)

FAR	10/2024		$388	AUD	564	2	0
	10/2024		6,989	EUR	6,250	0	(32)
	11/2024	AUD	564		$388	0	(2)
	11/2024	EUR	6,250		6,998	32	0

MBC	10/2024		$125	CAD	170	0	0
	10/2024		1,108	GBP	828	0	0
	11/2024	CAD	170		$126	0	0
	11/2024	GBP	828		1,108	0	0

MYI	10/2024	EUR	5,966		6,649	8	0

SCX	10/2024	CAD	170		126	1	0

UAG	10/2024	AUD	564		384	0	(7)

Total Forward Foreign Currency Contracts						$43	$(57)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BRC	0	0	0	0	(15)	0	0	(15)	(15)	0	(15)
FAR	34	0	0	34	(34)	0	0	(34)	0	0	0
MYI	8	0	0	8	0	0	0	0	8	0	8
SCX	1	0	0	1	0	0	0	0	1	0	1
UAG	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)

Total Over the Counter	$43	$0	$0	$43	$(57)	$0	$0	$(57)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8	$8
Swap Agreements	0	0	0	0	6	6

	$0	$0	$0	$0	$14	$14

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$43	$0	$43

	$0	$0	$0	$43	$14	$57

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$30	$30

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$57	$0	$57

	$0	$0	$0	$57	$30	$87

34	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$67	$67

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(149)	$0	$(149)

	$0	$0	$0	$(149)	$67	$(82)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	0	0	0	(1)	(1)

	$0	$0	$0	$0	$8	$8

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(58)	$0	$(58)

	$0	$0	$0	$(58)	$8	$(50)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,859	$0	$7,859
Industrials	0	2,781	0	2,781
Utilities	0	2,823	0	2,823
Municipal Bonds & Notes
Florida	0	98	0	98
New York	0	117	0	117
U.S. Government Agencies	0	1,617	0	1,617
U.S. Treasury Obligations	0	338	0	338
Non-Agency Mortgage-Backed Securities	0	541	0	541
Asset-Backed Securities	0	825	0	825
Sovereign Issues	0	1,635	0	1,635
Short-Term Instruments
U.S. Treasury Bills	0	4,181	0	4,181

Total Investments	$0	$22,815	$0	$22,815

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	14	0	14
Over the counter	0	43	0	43

	$0	$57	$0	$57

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(26)	0	(30)
Over the counter	0	(57)	0	(57)

	$(4)	$(83)	$0	$(87)

Total Financial Derivative Instruments	$(4)	$(26)	$0	$(30)

Totals	$(4)	$22,789	$0	$22,785

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Schedule of Investments	PIMCO Dynamic Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 149.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

American Airlines, Inc.
10.294% due 04/20/2028		$4,500	$4,633

Carnival Corp.
7.595% due 08/08/2027		1,737	1,744

IRB Holding Corp.
7.695% due 12/15/2027		6,284	6,283

LifePoint Health, Inc.
8.965% due 05/17/2031		2,494	2,497
10.054% (TSFR3M + 4.750%) due 11/16/2028 ~		5,242	5,246

MI Windows and Doors LLC
8.345% due 03/28/2031		798	800

SkyMiles IP Ltd.
9.032% due 10/20/2027		399	407

Spa Holdings 3 Oy
8.615% due 02/04/2028		1,641	1,644

Telecom Serbia
5.028% (EUR003M + 1.350%) due 06/11/2029 «~	EUR	6,000	6,693

Total Loan Participations and Assignments (Cost $29,577)			29,947

CORPORATE BONDS & NOTES 19.9%

BANKING & FINANCE 11.8%

Adler Real Estate AG
3.000% due 04/27/2026		200	212

AerCap Ireland Capital DAC
3.300% due 01/30/2032		$3,700	3,340

Alamo Re Ltd.
15.796% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		1,800	1,899

American Assets Trust LP
3.375% due 02/01/2031		2,100	1,827

American Tower Corp.
1.875% due 10/15/2030		1,700	1,465
2.100% due 06/15/2030		700	617
3.650% due 03/15/2027		4,000	3,940
4.050% due 03/15/2032		700	673

Armor RE Ltd.
14.852% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		500	521

Athene Global Funding
4.542% due 02/23/2027 ~	EUR	3,200	3,572

Aviation Capital Group LLC
5.500% due 12/15/2024		$1,400	1,399

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	385
2.528% due 11/18/2027		9	8
4.250% due 04/15/2026		1,200	1,188

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	2,500	3,035

Banco Santander SA
1.849% due 03/25/2026		$5,000	4,809
4.175% due 03/24/2028 •		5,000	4,953
4.875% due 10/18/2031	EUR	3,500	4,229

Bank of America Corp.
3.384% due 04/02/2026 •		$2,700	2,679

Barclays PLC
2.894% due 11/24/2032 •		4,400	3,860
3.330% due 11/24/2042 •		4,300	3,317
3.650% due 03/16/2025		1,100	1,094
4.337% due 01/10/2028		800	795
4.375% due 01/12/2026		900	899
4.375% due 03/15/2028 •(i)(j)		2,400	2,154
4.836% due 05/09/2028		350	350
4.972% due 05/16/2029 •		1,900	1,921
7.385% due 11/02/2028 •		1,000	1,080
7.437% due 11/02/2033 •		1,300	1,501

Bayou Re Ltd.
13.046% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		500	518

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blue Owl Finance LLC
3.125% due 06/10/2031		$1,900	$1,667

BNP Paribas SA
1.904% due 09/30/2028 •		3,200	2,974
2.159% due 09/15/2029 •		6,400	5,834
2.871% due 04/19/2032 •		2,000	1,783

BPCE SA
6.612% due 10/19/2027 •		7,800	8,099

Cape Lookout Re Ltd.
12.546% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		2,300	2,350

Cooperatieve Rabobank UA
5.500% due 10/05/2026		1,900	1,955

Credit Suisse AG AT1 Claim		8,700	1,110

Cromwell Ereit Lux Finco SARL
2.125% due 11/19/2025	EUR	4,500	4,900

CTP NV
0.625% due 09/27/2026		1,000	1,062

Deutsche Bank AG
1.625% due 01/20/2027		1,000	1,077
1.750% due 11/19/2030 •		600	611
2.129% due 11/24/2026 •		$1,000	969
3.547% due 09/18/2031 •		5,600	5,222
3.729% due 01/14/2032 •		1,700	1,526
5.882% due 07/08/2031 •		1,700	1,746
6.119% due 07/14/2026 •		11,700	11,796

Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,462
3.900% due 04/15/2032		$2,500	2,395

Everglades Re II Ltd.
15.046% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		400	418
16.046% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		400	417
17.296% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		400	418

Extra Space Storage LP
2.350% due 03/15/2032		1,300	1,098

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		2,900	2,898

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		2,500	2,453
4.535% due 03/06/2025	GBP	600	797
5.125% due 06/16/2025		$200	200

Gateway Re Ltd.
4.546% (T-BILL 1MO) due 12/23/2028 ~		1,100	1,089

Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	3,942
3.615% due 03/15/2028 •		4,600	4,526
3.691% due 06/05/2028 •		16,100	15,847
5.798% due 08/10/2026 •		2,100	2,119

HSBC Holdings PLC
2.871% due 11/22/2032 •		5,700	5,014
4.583% due 06/19/2029 •		5,600	5,608
4.600% due 12/17/2030 •(i)(j)		2,800	2,550
5.875% due 09/28/2026 •(i)(j)	GBP	6,200	8,191
6.254% due 03/09/2034 •		$3,600	3,934

ING Groep NV
4.017% due 03/28/2028 •		3,500	3,475

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(i)(j)	EUR	1,700	1,979

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	7,954
2.963% due 01/25/2033 •		6,900	6,212
4.005% due 04/23/2029 •		500	495

JPMorgan Chase Bank NA
5.110% due 12/08/2026		1,050	1,074

Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	2,400	2,674
3.750% due 03/18/2028 •		$1,900	1,872
4.947% due 06/27/2025 •(i)(j)	EUR	1,000	1,113

Longleaf Pine Re Ltd.
22.046% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		$600	652

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		$3,800	$3,613

Nationwide Building Society
4.302% due 03/08/2029 •		13,500	13,379

NatWest Group PLC
4.892% due 05/18/2029 •		2,200	2,224
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	2,177
7.472% due 11/10/2026 •		$10,000	10,298
8.000% due 08/10/2025 •(i)(j)		900	915

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,100	1,031
2.450% due 09/15/2028		600	536

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		4,800	3,358

Polestar Re Ltd.
15.046% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		500	500
17.796% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		2,300	2,377

Purple Re Ltd.
13.546% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		700	723

RLJ Lodging Trust LP
4.000% due 09/15/2029		1,100	1,014

Santander Holdings USA, Inc.
3.244% due 10/05/2026		2,400	2,336

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		650	636

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	1,900	2,032

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		$2,000	1,848

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		4,800	4,136

Ter Finance Jersey Ltd.
0.000% due 01/02/2025 «(g)		1,000	984

Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		600	620
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		400	413

UBS Group AG
3.091% due 05/14/2032 •		3,250	2,932
4.194% due 04/01/2031 •		1,000	977
4.375% due 02/10/2031 •(i)(j)		800	699
4.664% due 01/16/2026 ~	EUR	500	558
6.246% due 09/22/2029 •		$5,300	5,628
6.327% due 12/22/2027 •		5,700	5,934
6.373% due 07/15/2026 •		1,200	1,213

Unigel Luxembourg SA
8.750% due 03/01/2030 ^«(d)		1,816	1,816

Wells Fargo & Co.
3.526% due 03/24/2028 •		9,700	9,518
3.584% due 05/22/2028 •		4,950	4,855

Weyerhaeuser Co.
4.000% due 04/15/2030		5,100	5,000

			300,077

INDUSTRIALS 6.4%

Air Canada
4.625% due 08/15/2029	CAD	800	583

Altice France Holding SA
4.000% due 02/15/2028	EUR	2,200	652

Altice France SA
4.250% due 10/15/2029		2,700	2,113
5.500% due 10/15/2029		$2,800	1,964

American Airlines Pass-Through Trust
3.150% due 08/15/2033		378	353
3.350% due 04/15/2031		1,486	1,405
3.375% due 11/01/2028		220	209
3.575% due 07/15/2029		496	478
3.650% due 08/15/2030		639	611
3.700% due 04/01/2028		1,111	1,076

36	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines, Inc.
5.500% due 04/20/2026		$1,108	$1,106
5.750% due 04/20/2029		500	500

Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,200	2,185
4.375% due 12/15/2028		600	592

BCP Modular Services Finance PLC
4.750% due 11/30/2028	EUR	6,000	6,512

Broadcom, Inc.
3.137% due 11/15/2035		$5	4
4.000% due 04/15/2029		3,100	3,055
4.150% due 04/15/2032		3,100	3,009
4.926% due 05/15/2037		4	4

Carnival Holdings Bermuda Ltd.
10.375% due 05/01/2028		1,500	1,620

Centene Corp.
4.250% due 12/15/2027		1,700	1,671

Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	9,659

Chesapeake Energy Corp.
5.500% due 02/01/2026		700	699
5.875% due 02/01/2029		300	302

Cloud Software Group, Inc.
6.500% due 03/31/2029		4,300	4,282

Community Health Systems, Inc.
5.625% due 03/15/2027		1,300	1,280

Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,310
4.750% due 05/09/2032		300	303

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		259	268

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (c)		1,137	1,038

Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	3,897
4.750% due 01/15/2029		$7,200	7,049

Delta Air Lines, Inc.
4.500% due 10/20/2025		542	538
7.000% due 05/01/2025		700	708
7.375% due 01/15/2026		6,900	7,104

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (c)		845	144

Expedia Group, Inc.
6.250% due 05/01/2025		484	485

FactSet Research Systems, Inc.
2.900% due 03/01/2027		1,200	1,161

Ford Motor Co.
3.250% due 02/12/2032		1,900	1,619

Frontier Communications Holdings LLC
8.750% due 05/15/2030		4,000	4,266

Haleon U.K. Capital PLC
3.125% due 03/24/2025		3,000	2,974

Haleon U.S. Capital LLC
3.375% due 03/24/2027		3,000	2,947

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		6,500	6,166

INEOS Styrolution Group GmbH
2.250% due 01/16/2027	EUR	2,450	2,647

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		$1,617	1,551

JetBlue Pass-Through Trust
4.000% due 05/15/2034		385	371

Kraft Heinz Foods Co.
5.000% due 07/15/2035		73	75

Marriott International, Inc.
2.750% due 10/15/2033		1,700	1,453

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		6,600	6,195

MGM China Holdings Ltd.
4.750% due 02/01/2027		700	681

Mileage Plus Holdings LLC
6.500% due 06/20/2027		2,475	2,508

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	$330
3.522% due 09/17/2025		$700	688
4.345% due 09/17/2027		5,200	5,071
4.810% due 09/17/2030		1,100	1,043

NXP BV
4.400% due 06/01/2027		1,800	1,806

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		3,400	3,383

Petroleos Mexicanos
5.950% due 01/28/2031		2,200	1,905
10.000% due 02/07/2033		2,300	2,439

Prosus NV
1.207% due 01/19/2026	EUR	600	650
3.061% due 07/13/2031		$1,800	1,589
3.680% due 01/21/2030		1,500	1,415

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		1,423	1,442

Sands China Ltd.
5.400% due 08/08/2028		1,500	1,515

Sprint Spectrum Co. LLC
4.738% due 09/20/2029		700	698

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	2,600	2,800

Studio City Finance Ltd.
5.000% due 01/15/2029		$1,200	1,104

T-Mobile USA, Inc.
2.250% due 11/15/2031		1,400	1,208
3.875% due 04/15/2030		2,100	2,043

TD SYNNEX Corp.
2.375% due 08/09/2028		1,300	1,199

Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	2,000	1,622
6.500% due 02/09/2032	GBP	400	397

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		$209	206

Unigel Luxembourg SA
8.750% due 10/01/2026 ^(d)		3,700	930

United Airlines Pass-Through Trust
2.700% due 11/01/2033		404	362
5.875% due 04/15/2029		2,565	2,620

United Airlines, Inc.
4.375% due 04/15/2026		300	295
4.625% due 04/15/2029		1,600	1,547

UnitedHealth Group, Inc.
4.000% due 05/15/2029		4,000	3,992

Venture Global LNG, Inc.
8.125% due 06/01/2028		400	417
8.375% due 06/01/2031		500	528

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		4,800	4,642

Wynn Las Vegas LLC
5.250% due 05/15/2027		600	601

Wynn Macau Ltd.
5.125% due 12/15/2029		500	470
5.500% due 01/15/2026		300	298
5.500% due 10/01/2027		600	587
5.625% due 08/26/2028		3,856	3,747

Wynn Resorts Finance LLC
5.125% due 10/01/2029		200	198

Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	1,700	1,796

			162,965

UTILITIES 1.7%

AT&T, Inc.
4.300% due 02/15/2030		$105	105

Boston Gas Co.
3.757% due 03/16/2032		1,900	1,733

Georgia Power Co.
4.700% due 05/15/2032		6,900	7,033

Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,473

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.150% due 01/01/2026	$1,500	$1,472
3.250% due 06/01/2031	2,800	2,551
3.300% due 12/01/2027	1,000	965
3.450% due 07/01/2025	300	297
3.500% due 06/15/2025	200	198
3.950% due 12/01/2047	600	473
4.200% due 03/01/2029	5,500	5,415
4.300% due 03/15/2045	700	586
4.400% due 03/01/2032	1,100	1,072
4.450% due 04/15/2042	400	349
4.500% due 07/01/2040	200	181
4.550% due 07/01/2030	1,000	993

Southern California Edison Co.
4.700% due 06/01/2027	3,100	3,144

Southern California Gas Co.
2.950% due 04/15/2027	5,900	5,744

Sprint LLC
7.625% due 03/01/2026	6,600	6,822

System Energy Resources, Inc.
2.140% due 12/09/2025	700	679

Verizon Communications, Inc.
3.875% due 03/01/2052	3,400	2,789

		45,074

Total Corporate Bonds & Notes (Cost $527,275)		508,116

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

Southwest Airlines Co.
1.250% due 05/01/2025	7,500	7,584

Total Convertible Bonds & Notes (Cost $7,500)		7,584

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	2,500	2,148

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	864	950

WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	34,905	3,436

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
1.820% due 06/01/2026	200	192
3.401% due 06/01/2034	400	348
3.501% due 06/01/2035	400	342

		4,318

Total Municipal Bonds & Notes (Cost $8,649)		7,416

U.S. GOVERNMENT AGENCIES 65.1%

Fannie Mae
0.000% due 07/25/2043 •(a)	4,973	1,107
0.563% due 11/25/2046 ~(a)	4,264	136
0.660% due 06/25/2050 ~(a)	7,249	415
0.705% due 06/25/2047 •(a)	347	52
0.805% due 06/25/2048 •(a)	6,073	846
1.105% due 01/25/2042 •(a)	4,021	564
1.587% due 12/25/2042 ~(a)	8,162	410
2.000% due 07/25/2052 (a)	10,773	1,335
3.000% due 03/25/2050 - 01/25/2052 (a)	13,465	2,445
3.500% due 11/25/2051 (a)	9,381	1,805
4.496% due 08/01/2028 •	1	1
4.611% due 05/01/2036 •	1	1

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 01/25/2035	$3	$3
5.000% due 06/25/2041 (a)	448	61
5.110% due 01/25/2032 þ	1	1
5.223% due 12/01/2036 •	1	1
5.523% due 12/25/2036 •	15	15
5.583% due 03/25/2034 •	6	6
5.607% due 12/01/2034 •	6	6
5.613% due 08/25/2034 •	2	2
5.745% due 03/25/2037 - 05/25/2042 •	39	39
5.748% due 02/25/2033 þ	46	47
5.750% due 08/25/2033	20	20
5.780% due 03/25/2036 •	6	6
5.795% due 12/01/2034 •	5	5
5.906% due 10/18/2030 •	1	1
6.000% due 01/25/2033 - 07/25/2044	68	71
6.000% due 02/01/2036 •	22	23
6.006% due 04/18/2032 •	9	9
6.050% due 03/01/2036 •	45	45
6.089% due 10/25/2031 þ	4	4
6.300% due 01/01/2036 •	18	19
6.311% due 09/01/2039 •	8	8
6.363% due 08/01/2042 - 10/01/2044 •	67	67
6.579% due 05/25/2035 ~	4	4
6.610% due 09/01/2031 •	4	4
6.986% due 11/01/2034 •	48	50
7.014% due 05/01/2036 •	20	20
7.250% due 08/01/2029 •	1	1
7.450% due 09/01/2034 •	2	3
7.500% due 06/25/2032	8	8

Freddie Mac
0.269% due 03/15/2050 ~(a)	24,458	989
0.605% due 04/25/2048 - 11/25/2049 •(a)	18,575	2,673
1.500% due 02/25/2036 (a)	13,494	598
2.000% due 01/25/2051 - 04/25/2051 (a)	18,234	2,128
2.500% due 01/25/2052 (a)	15,637	2,469
3.000% due 12/15/2047 - 04/25/2053 (a)	57,952	9,536
3.500% due 06/15/2049 - 03/25/2050 (a)	9,341	1,617
4.000% due 07/01/2047	60	58
4.000% due 06/15/2049 (a)	4,780	868
4.398% due 07/25/2033 ~	1	1
4.500% due 03/15/2032 (a)	648	62
5.000% due 02/15/2048 (a)	255	52
5.500% due 09/15/2039	20	21
5.807% due 12/15/2029 •	13	13
5.816% due 08/15/2040 •	445	441
5.957% due 01/15/2032 •	1	1
6.000% due 05/15/2035	37	39
6.348% due 12/01/2032 •	1	1
6.500% due 10/25/2043	34	35
6.523% due 07/25/2044 •	611	583
6.555% due 09/25/2029 ~	13	13
6.914% due 09/01/2035 •	2	2
7.000% due 07/25/2043	24	25
7.002% due 11/25/2030 þ	1	1
7.275% due 03/01/2036 •	6	6
7.481% due 08/01/2035 •	2	2
7.500% due 08/15/2030 - 03/25/2044	40	44
8.610% due 12/25/2030 þ	68	65

Ginnie Mae
0.975% due 08/20/2049 - 09/20/2049 •(a)	12,364	1,721
3.625% due 07/20/2030 •	5	5
3.750% due 10/20/2027 - 10/20/2029 •	5	5
4.000% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~•	2	1
4.625% (H15T1Y + 1.500%) due 01/20/2026 ~•	2	2
4.625% due 01/20/2027 •	8	8
4.875% due 04/20/2030 •	3	3
5.000% due 03/15/2039 - 05/15/2039	462	472
5.375% due 05/20/2037 •	204	204
5.500% due 10/15/2034 - 03/15/2035	33	35
6.000% due 06/20/2038	9	9
8.000% due 03/20/2030	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae, TBA
2.500% due 10/01/2054 - 11/01/2054	$4,400	$3,882

U.S. Small Business Administration
4.760% due 09/01/2025	3	3
5.600% due 09/01/2028	30	30
6.220% due 12/01/2028	29	30

Uniform Mortgage-Backed Security
3.000% due 03/01/2050	66,600	61,051
3.500% due 10/01/2040 - 06/01/2048	6,070	5,736
4.000% due 05/01/2047 - 04/01/2048	8,378	8,193
6.500% due 06/01/2036 - 08/01/2038	507	532

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2054	63,300	56,888
3.500% due 11/01/2054	77,600	72,328
4.000% due 11/01/2054	106,200	102,086
4.500% due 11/01/2054 - 12/01/2054	114,400	112,583
5.000% due 11/01/2054	532,900	532,671
5.500% due 11/01/2054	158,200	160,044
6.000% due 10/01/2054 - 11/01/2054	448,900	458,806
6.500% due 11/01/2054	48,200	49,670

Total U.S. Government Agencies (Cost $1,682,318)		1,659,011

U.S. TREASURY OBLIGATIONS 14.8%

U.S. Treasury Bonds
2.375% due 02/15/2042 (p)	12,200	9,507
2.500% due 02/15/2045 (p)	20	15

U.S. Treasury Inflation Protected Securities (h)
0.375% due 07/15/2025	1,061	1,046
0.625% due 07/15/2032	53,585	50,197
1.125% due 01/15/2033	48,994	47,295
1.375% due 07/15/2033	136,185	134,312
1.750% due 01/15/2034	4,707	4,761
1.875% due 07/15/2034	50,920	52,186

U.S. Treasury Notes
2.250% due 11/15/2024 (n)(p)	71,718	71,489
2.500% due 03/31/2027 (n)(p)	6,300	6,139

Total U.S. Treasury Obligations (Cost $372,553)		376,947

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%

Adjustable Rate Mortgage Trust
5.229% due 03/25/2036 •	189	114
5.592% due 09/25/2035 ~	2	2
5.598% due 10/25/2035 ~	161	152

American Home Mortgage Assets Trust
5.159% due 05/25/2046 •	223	190
6.043% due 11/25/2046 •	8,120	2,054
6.093% due 10/25/2046 •	107	90

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «	5,170	4,005

Banc of America Funding Trust
3.383% due 10/20/2046 ~	612	518
4.443% due 06/20/2037 ~	43	37
5.389% due 04/25/2037 •	201	161
5.395% due 02/20/2047 •	753	681
5.455% due 10/20/2036 •	234	178
5.500% due 09/25/2034	326	311
5.635% due 06/20/2047 •	678	543
5.769% due 05/25/2037 •	134	111
5.806% due 03/25/2037 ~	5	4
5.878% due 10/25/2036 ~	134	118
6.000% due 08/25/2037	358	291

Banc of America Mortgage Trust
5.582% due 02/25/2034 ~	18	18
6.422% due 05/25/2034 ~	34	33

BCAP LLC Trust
0.000% due 02/26/2036 ~	282	34
5.250% due 02/26/2036 ~	1,333	535

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 06/26/2037	$279	$261
20.895% due 04/26/2037 ~	215	90

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	11	9
3.250% due 02/25/2033 ~	1	1
4.000% due 05/25/2034 ~	3	3
5.628% due 08/25/2035 ~	22	21
5.993% due 08/25/2035 ~	15	14
6.065% due 11/25/2034 ~	1	1
6.184% due 04/25/2034 ~	16	16
6.540% due 01/25/2034 ~	96	96
6.997% due 05/25/2034 ~	10	9
7.098% due 11/25/2034 ~	38	36

Bear Stearns ALT-A Trust
4.583% due 11/25/2036 ~	329	147
4.585% due 03/25/2036 ~	158	129
4.693% due 11/25/2035 ~	54	42
4.823% due 03/25/2036 ~	704	423
4.850% due 08/25/2036 ~	9	6
5.289% due 08/25/2036 •	883	773
5.309% due 08/25/2036 •	340	315
5.339% due 01/25/2036 ~	355	335
5.369% due 02/25/2034 •	33	30
5.409% due 04/25/2036 •	918	831
5.454% due 05/25/2035 ~	686	653

Bear Stearns Asset-Backed Securities Trust
5.750% due 11/25/2034 þ	469	419

Bear Stearns Mortgage Funding Trust
5.349% due 01/25/2037 •	1,090	1,035

Chase Mortgage Finance Trust
6.427% due 06/25/2035 ~	12	12
6.552% due 02/25/2037 ~	11	11

ChaseFlex Trust
5.569% due 07/25/2037 •	352	296
6.000% due 02/25/2037	568	213

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.259% due 08/25/2037 þ	1,201	956

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.199% due 05/25/2036 •	398	365

Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	12	12
6.000% due 09/25/2037	65	66

Citigroup Global Markets Mortgage Securities
5.469% due 05/25/2032 •	34	34

Citigroup Mortgage Loan Trust
5.169% due 11/25/2036 ~	207	188
6.175% due 02/25/2034 ~	5	5
6.246% due 08/25/2035 ~	128	121
6.830% due 09/25/2035 •	18	17
7.860% due 11/25/2035 •	129	130
7.877% due 09/25/2037 ~	60	59

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	278	241

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036	375	220

Countrywide Alternative Loan Trust
4.450% due 10/25/2035 ~	238	198
4.450% due 06/25/2037 ~	39	36
5.209% due 06/25/2036 •	457	408
5.249% due 04/25/2047 •	1,774	1,602
5.250% due 06/25/2035	10	7
5.319% due 05/25/2036 •	906	356
5.319% due 05/25/2037 •	33	10
5.339% due 02/25/2037 •	6,997	2,072
5.349% due 09/25/2046 •	45	43
5.369% due 05/25/2036 •	884	678
5.369% due 06/25/2037 •	10	9
5.419% due 09/25/2035 •	2,041	1,207
5.469% due 12/25/2035 •	2,046	856
5.469% due 05/25/2037 •	808	253
5.469% due 09/25/2046 •	820	646
5.500% due 04/25/2035	253	213
5.500% due 08/25/2035 •	42	33
5.500% due 10/25/2035	187	102
5.500% due 11/25/2035	1,167	664
5.500% due 12/25/2035 •	267	224

38	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 12/25/2035		$165	$89
5.500% due 01/25/2036		176	100
5.500% due 03/25/2036		38	16
5.529% due 12/25/2035 •		228	206
5.535% due 07/20/2035 •		14	14
5.669% due 05/25/2036 •		1,019	433
5.679% due 07/25/2036 •		799	262
5.715% due 11/20/2035 •		1,365	1,212
5.750% due 07/25/2035		1,221	775
5.869% due 12/25/2036 •		4,022	1,365
6.000% due 04/25/2036		571	275
6.000% due 01/25/2037		649	338
6.000% due 02/25/2037		1,991	860
6.000% due 03/25/2037		672	248
6.000% due 08/25/2037		479	235
6.250% due 11/25/2036		322	244
6.500% due 09/25/2037		1,071	406
6.603% due 01/25/2036 •		447	420

Countrywide Home Loan Mortgage Pass-Through Trust
4.410% due 09/25/2034 ~		8	7
4.455% due 03/25/2037 ~		46	39
4.733% due 11/25/2034 ~		21	20
5.258% due 12/25/2033 ~		9	9
5.466% due 07/25/2034 ~		54	52
5.500% due 11/25/2035		44	24
5.500% due 07/25/2037		395	166
5.609% due 03/25/2035 •		73	70
5.629% due 02/25/2035 •		31	29
5.709% due 02/25/2035 •		513	466
5.729% due 09/25/2034 •		1	1
5.750% due 07/25/2037		1,485	734
5.750% due 08/25/2037		5,996	3,095
6.000% due 02/25/2036		308	116
6.000% due 03/25/2036		3	2
6.662% due 02/20/2036 •		83	71
7.940% due 02/20/2036 •		408	374

Countrywide Home Loan Reperforming REMIC Trust
5.309% due 06/25/2035 •		384	363
5.369% due 11/25/2034 •		9	9

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		645	405
6.059% due 03/25/2032 ~		28	26

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
7.000% due 02/25/2034		56	56

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.431% due 11/10/2032		1,200	961
4.531% due 07/27/2037 ~		1,249	1,224
6.250% due 08/25/2036		292	112
7.000% due 08/25/2037 ~		796	405

DBGS Mortgage Trust
6.606% due 10/15/2036 •		1,000	977

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.169% due 08/25/2037 •		137	112
5.209% due 08/25/2036 •		1,059	950

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.269% due 04/25/2037 •		293	201

Downey Savings & Loan Association Mortgage Loan Trust
5.599% due 08/19/2045 •		8	7
6.043% due 03/19/2046 •		274	234

EMF-NL Prime BV
4.462% due 04/17/2041 •	EUR	928	1,011

Eurosail PLC
3.918% due 06/10/2044 •		7,000	7,672

Extended Stay America Trust
6.291% due 07/15/2038 •		$10,782	10,777

Fannie Mae
3.500% due 11/25/2051 (a)		10,410	1,942

First Horizon Alternative Mortgage Securities Trust
4.717% due 01/25/2036 ~		2,019	1,014
5.144% due 03/25/2035 ~		15	9
5.650% due 06/25/2036 ~		192	151
6.087% due 04/25/2036 ~		160	133

First Horizon Mortgage Pass-Through Trust
6.747% due 08/25/2035 ~		75	53

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
2.000% due 06/25/2052 (a)		$19,057	$2,499
3.500% due 07/25/2051 (a)		11,779	2,394

GreenPoint Mortgage Funding Trust
5.409% due 06/25/2045 •		3	3
5.509% due 11/25/2045 •		31	29

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.365% due 10/25/2033 ~		6	6

Grifonas Finance PLC
3.681% due 08/28/2039 •	EUR	249	271

GSMPS Mortgage Loan Trust
5.319% due 03/25/2035 •		$28	26

GSR Mortgage Loan Trust
5.460% due 06/25/2034 ~		23	22
5.750% due 03/25/2036		135	120
5.750% due 01/25/2037		326	200
6.000% due 02/25/2036		1,109	458
6.000% due 03/25/2037		655	351
6.000% due 05/25/2037		180	133
6.500% due 09/25/2036		323	154
6.750% due 03/25/2033 •		1	1

HarborView Mortgage Loan Trust
4.867% due 01/19/2036 •		822	512
5.124% due 06/19/2045 •		2,345	1,061
5.259% due 11/19/2046 •		21	15
5.559% due 06/19/2035 •		17	16
5.639% due 02/19/2036 •		606	283
5.699% due 11/19/2035 •		261	175
5.816% due 11/19/2036 •		75	64
5.899% due 11/19/2034 •		252	229
6.421% due 04/19/2034 ~		3	3
6.579% due 10/19/2035 •		324	233

HomeBanc Mortgage Trust
4.794% due 04/25/2037 ~		3,951	3,554

Impac CMB Trust
5.629% due 03/25/2035 •		42	39

Impac Secured Assets Trust
5.669% due 05/25/2036 •		29	27

Impact Funding LLC
5.314% due 01/25/2051		35	35

IndyMac IMSC Mortgage Loan Trust
4.135% due 06/25/2037 ~		454	291

IndyMac INDA Mortgage Loan Trust
4.243% due 12/25/2036 ~		18	14
5.519% due 01/25/2036 ~		310	294

IndyMac INDX Mortgage Loan Trust
3.679% due 01/25/2036 ~		200	173
4.129% due 06/25/2036 ~		450	394
4.593% due 12/25/2034 ~		169	158
5.289% due 04/25/2037 •		226	195
5.349% due 09/25/2046 •		16	14
5.369% due 11/25/2046 •		243	218
5.469% due 02/25/2037 •		1,116	728
5.489% due 10/25/2034 ~		566	544

JP Morgan Alternative Loan Trust
4.842% due 05/25/2037 ~		585	522
5.249% due 03/25/2037 •		534	415
5.329% due 06/25/2037 •		3,791	1,968
5.500% due 11/25/2036 ~		1	1
5.843% due 05/26/2037 ~		2,432	1,913
5.892% due 06/27/2037 •		179	112
6.810% due 08/25/2036 þ		605	587

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		1,300	1,189
5.693% due 04/15/2037 •		976	951

JP Morgan Mortgage Trust
5.321% due 11/25/2035 ~		147	120
5.546% due 07/25/2035 ~		9	9
5.613% due 04/25/2037 ~		18	13
5.707% due 04/25/2036 ~		86	74
5.714% due 11/25/2033 ~		4	3
5.750% due 01/25/2036		772	347
6.000% due 08/25/2037		9	4
6.250% due 07/25/2036		1,273	424

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 01/25/2036	$408	$212
6.500% due 08/25/2036	1,412	462
7.365% due 05/25/2034 ~	33	34

Lehman XS Trust
5.369% due 08/25/2046 •	930	876
5.429% due 04/25/2046 •	24	66

MASTR Adjustable Rate Mortgages Trust
5.569% due 05/25/2047 •	2	2
6.170% due 05/25/2034 ~	38	37
6.435% due 11/21/2034 ~	12	11

MASTR Seasoned Securitization Trust
5.894% due 10/25/2032 ~	3	3

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.911% due 11/15/2031 •	17	16

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.651% due 12/15/2030 •	32	31

Merrill Lynch Mortgage Investors Trust
0.104% due 11/25/2029 ~(a)	423	1
4.243% due 03/25/2036 ~	598	294
6.133% due 02/25/2036 ~	287	280
6.685% due 02/25/2033 ~	5	5
6.971% due 05/25/2033 ~	2	1

Morgan Stanley Mortgage Loan Trust
3.701% due 07/25/2035 ~	71	62
4.452% due 12/25/2037 ~	1,064	711
4.564% due 08/25/2034 ~	29	27
5.229% due 03/25/2036 •	185	125
5.557% due 07/25/2035 ~	53	44
6.655% due 08/25/2034 ~	4	3
6.940% due 06/25/2036 ~	12	11
7.500% due 06/25/2036 ~	307	292

NAAC Reperforming Loan REMIC Trust
6.500% due 02/25/2035	358	307

Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037	330	279
3.917% due 11/15/2032 ~	1,026	978

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	5,877	5,659
2.750% due 11/25/2059 ~	9,637	9,235

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.830% due 10/25/2035 ~	218	188
5.809% due 06/25/2037 •	3,252	2,626

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.729% due 12/25/2035 •	1,563	1,539

Prime Mortgage Trust
5.369% due 02/25/2034 •	1	1

RBSGC Mortgage Pass-Through Loan Trust
5.500% due 11/25/2035 ~	1,512	1,285

RBSSP Resecuritization Trust
4.646% due 06/27/2036 •	1,656	1,643
5.632% due 06/27/2036 •	3,500	3,007
5.632% due 08/27/2037 •	217	213

Residential Accredit Loans, Inc. Trust
0.724% due 12/26/2034 ~	142	50
4.796% due 02/25/2035 ~	448	395
5.219% due 02/25/2036 •	128	83
5.244% due 01/25/2036 ~	1,079	795
5.249% due 01/25/2037 •	18	31
5.329% due 05/25/2036 •	711	651
5.339% due 12/25/2036 •	50	42
5.369% due 11/25/2036 •	162	113
5.469% due 08/25/2037 •	33	31
5.769% due 10/25/2045 •	109	88
6.000% due 06/25/2036	149	117
6.226% due 09/25/2037 ~	6,501	4,493
6.500% due 09/25/2037	195	162

Residential Asset Securitization Trust
5.369% due 01/25/2046 •	1,467	394
5.419% due 02/25/2034 •	45	42
5.500% due 09/25/2035	81	39
5.500% due 12/25/2035	229	110
5.750% due 02/25/2036	784	286
6.000% due 07/25/2036	328	165
6.000% due 07/25/2037	1,357	516

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Funding Mortgage Securities, Inc. Trust
2.450% due 09/25/2036 ~		$14	$5
5.239% due 02/25/2036 ~		188	177
6.000% due 10/25/2036		265	210
6.500% due 03/25/2032		8	8

RMAC Securities PLC
5.249% due 06/12/2044 •	GBP	405	529

Sequoia Mortgage Trust
3.912% due 09/20/2046 ~		$35	25

STRIPs Ltd.
5.000% due 03/27/2049		239	5

Structured Adjustable Rate Mortgage Loan Trust
4.142% due 04/25/2036 ~		266	142
4.667% due 09/25/2036 ~		174	122
4.751% due 10/25/2036 ~		271	137
5.278% due 01/25/2035 ~		52	49
5.289% due 10/25/2035 •		1,926	1,819
5.409% due 06/25/2037 •		954	799
5.859% due 03/25/2034 ~		4	4
6.523% due 01/25/2035 •		9	9

Structured Asset Mortgage Investments Trust
5.089% due 08/25/2036 •		102	89
5.329% due 07/25/2046 •		1,432	1,223
5.389% due 05/25/2036 •		85	57
5.389% due 08/25/2036 •		495	408
5.429% due 05/25/2045 •		22	20
5.529% due 02/25/2036 •		144	121
5.569% due 08/25/2036 •		478	348
5.579% due 07/19/2035 •		48	48
5.659% due 07/19/2034 •		2	2
5.779% due 03/19/2034 •		1	1

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
7.699% due 03/25/2033 ~		16	16

Thornburg Mortgage Securities Trust
5.789% due 06/25/2037 •		9,708	8,361
6.294% due 10/25/2043 ~		47	44

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		13,187	12,677

Wachovia Mortgage Loan Trust LLC
6.456% due 10/20/2035 ~		211	203
6.624% due 05/20/2036 ~		48	47

WaMu Mortgage Pass-Through Certificates Trust
3.966% due 10/25/2036 ~		404	350
4.009% due 03/25/2037 ~		13,173	11,172
4.020% due 10/25/2036 ~		16	15
4.155% due 07/25/2037 ~		203	181
4.286% due 12/25/2046 •		248	220
4.308% due 06/25/2037 ~		808	696
4.390% due 12/25/2046 •		138	118
4.417% due 05/25/2037 ~		22	17
4.940% due 05/25/2046 •		92	80
5.045% due 01/25/2036 ~		352	341
5.118% due 03/25/2035 ~		70	71
5.509% due 12/25/2045 •		2	2
5.549% due 12/25/2045 •		245	222
5.616% due 03/25/2033 ~		18	18
5.853% due 01/25/2047 •		67	63
5.873% due 06/25/2047 •		37	29
6.006% due 03/25/2034 ~		1	1
6.103% due 06/25/2046 •		408	377
6.265% due 08/25/2035 ~		165	170
6.282% due 06/25/2033 ~		29	29
6.323% due 11/25/2042 •		4	4
6.325% due 12/25/2032 ~		1,291	1,249
6.523% due 06/25/2042 •		73	68
6.523% due 08/25/2042 •		48	46
6.806% due 09/25/2033 ~		3	3
6.968% due 10/25/2034 ~		60	59

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	0	867
5.903% due 12/21/2049		2,974	3,988
6.630% due 12/21/2049 •		910	1,223
7.130% due 12/21/2049 •		455	607
7.630% due 12/21/2049 •		260	345
8.130% due 12/21/2049 •		260	343

Washington Mutual Mortgage Pass-Through Certificates Trust
4.991% due 06/25/2033 ~		$12	11

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 11/25/2035		$86	$69
5.669% due 01/25/2036 •		2,088	1,648
5.750% due 11/25/2035		494	454
5.893% due 04/25/2047 •		2,483	1,981
6.000% due 10/25/2035		306	239

Wells Fargo Alternative Loan Trust
5.319% due 06/25/2037 •		628	422

Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~		1,400	1,266

Wells Fargo Mortgage-Backed Securities Trust
6.169% due 04/25/2036 ~		31	31

Total Non-Agency Mortgage-Backed Securities (Cost $209,356)			190,572

ASSET-BACKED SECURITIES 16.6%

522 Funding CLO Ltd.
6.584% due 10/20/2031 •		2,255	2,258

ABFC Trust
5.189% due 01/25/2037 •		2,394	1,355
5.269% due 05/25/2037 •		9,545	8,976
5.289% due 01/25/2037 •		1,150	651
5.669% due 06/25/2034 •		282	282
5.969% due 06/25/2037 •		34	28
6.019% due 03/25/2034 •		612	601
6.094% due 12/25/2032 •		168	167

ACAS CLO Ltd.
6.431% due 10/18/2028 •		1,126	1,127

ACE Securities Corp. Home Equity Loan Trust
5.209% due 08/25/2036 •		2,835	659
5.289% due 08/25/2036 •		1,520	353
5.369% due 12/25/2036 •		4,846	1,278
5.944% due 11/25/2033 •		124	123

Aegis Asset-Backed Securities Trust
6.392% due 03/25/2035 •		134	126

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		575	575

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.094% due 11/25/2034 •		870	834

Amortizing Residential Collateral Trust
5.669% due 10/25/2031 •		171	168

Apidos CLO
6.477% due 07/17/2030 •		591	591

Ares CLO Ltd.
6.613% due 01/15/2032 •		1,521	1,523

Ares European CLO DAC
4.465% due 10/15/2031 •	EUR	10,424	11,614
4.538% due 04/20/2032 •		3,297	3,661

Argent Securities Trust
5.079% due 09/25/2036 •		$356	117
5.119% due 09/25/2036 •		840	276
5.269% due 06/25/2036 •		3,345	921
5.269% due 07/25/2036 •		1,992	542

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.552% due 02/25/2034 •		466	474

Asset-Backed Securities Corp. Home Equity Loan Trust
6.064% due 02/25/2035 •		426	459

Aurium CLO DAC
4.394% due 01/16/2031 •	EUR	6,673	7,412

Avoca CLO DAC
4.514% due 01/12/2031 •		292	325

Bayview Financial Acquisition Trust
5.890% due 02/28/2040 •		$49	46

Bear Stearns Asset-Backed Securities Trust
5.289% due 08/25/2036 •		2,146	2,073
5.500% due 08/25/2036		37	37
5.769% due 09/25/2046 •		227	217
5.969% due 11/25/2042 •		2	2
6.500% due 10/25/2036		4,737	1,794

Belle Haven ABS CDO Ltd.
8.860% due 11/03/2044 •		13,513	3,624
8.900% due 11/03/2044 •		20,259	5,458

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cairn CLO DAC
4.465% due 10/15/2031 •	EUR	5,937	$6,594

Carlyle Euro CLO DAC
4.385% due 01/15/2031 •		5,522	6,134
4.432% due 08/15/2032 •		2,198	2,444

Carlyle Global Market Strategies CLO Ltd.
6.328% due 08/14/2030 •		$1,629	1,631

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •		2,237	2,238

Carrington Mortgage Loan Trust
5.129% due 10/25/2036 •		762	616
5.449% due 06/25/2036 •		2,179	2,104
5.869% due 05/25/2034 •		787	829

Catamaran CLO Ltd.
6.644% due 04/22/2030 •		3,486	3,490

CIFC Funding Ltd.
6.495% due 10/24/2030 •		4,811	4,815

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •		9,601	9,768

Citigroup Mortgage Loan Trust
5.289% due 09/25/2036 •		8,651	6,645
5.289% due 12/25/2036 •		1,588	1,086

Citius Funding Ltd.
8.750% due 05/05/2046 •		435,816	44

Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		3,027	3,091

Countrywide Asset-Backed Certificates Trust
5.279% due 09/25/2037 •		1,683	1,442
5.649% due 12/25/2036 •		146	118
5.689% due 07/25/2034 •		142	144
6.469% due 02/25/2035 •		1,289	1,282

Credit Suisse First Boston Mortgage Securities Corp.
4.745% due 01/25/2032 •		2	2

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.300% due 03/25/2037 þ		7,584	2,724

Credit-Based Asset Servicing & Securitization Trust
3.193% due 01/25/2037 þ		1,119	325
5.269% due 11/25/2036 •		808	369

Crestline Denali CLO Ltd.
6.574% due 04/20/2030 •		558	558
6.685% due 10/23/2031 •		2,831	2,835

Delta Funding Home Equity Loan Trust
7.790% due 05/25/2030 þ		82	80

Elevation CLO Ltd.
6.496% due 10/25/2030 •		1,274	1,275

Fieldstone Mortgage Investment Trust
5.712% due 11/25/2036 •		1,299	793

First Franklin Mortgage Loan Trust
5.794% due 05/25/2034 •		219	216
5.914% due 03/25/2035 •		906	910
6.244% due 07/25/2034 •		111	110

Fremont Home Loan Trust
5.099% due 11/25/2036 •		4,687	1,659
5.119% due 01/25/2037 •		1,326	608
5.449% due 02/25/2037 •		3,391	1,111
5.469% due 05/25/2036 •		8,112	5,140
5.839% due 05/25/2034 •		2,614	2,542

GE-WMC Mortgage Securities Trust
5.269% due 08/25/2036 •		2,266	966

GSAA Home Equity Trust
4.999% due 09/25/2035 ~		75	71
5.529% due 07/25/2037 •		31,412	16,453
5.869% due 08/25/2037 •		75	72

GSAMP Trust
3.577% due 11/25/2034 •		664	630
5.069% due 12/25/2046 •		967	481
5.169% due 12/25/2046 •		3,528	1,755
5.269% due 09/25/2036 •		1,382	493
5.269% due 12/25/2046 •		2,270	1,129
5.429% due 12/25/2046 •		437	217
5.449% due 08/25/2036 •		696	565
5.509% due 04/25/2036 •		1,988	1,340

Home Equity Loan Trust
5.309% due 04/25/2037 •		3,000	2,651

40	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Mortgage Loan Asset-Backed Trust
5.129% due 07/25/2037 •	$2,456	$1,351
5.169% due 07/25/2037 •	2,533	1,394
5.209% due 04/25/2037 •	1,709	1,170

Home Equity Mortgage Trust
5.867% due 07/25/2036 þ	134	14

HSI Asset Securitization Corp. Trust
5.159% due 01/25/2037 •	1,370	984
5.189% due 12/25/2036 •	3,355	900
5.309% due 12/25/2036 •	970	255
5.409% due 12/25/2036 •	7,180	1,899

IXIS Real Estate Capital Trust
5.429% due 01/25/2037 •	3,804	1,351

JP Morgan Mortgage Acquisition Trust
5.269% due 07/25/2036 •	1,219	528
5.289% due 07/25/2036 •	1,253	358
6.630% due 07/25/2036 þ	997	283

KKR CLO Ltd.
6.513% due 07/15/2030 •	2,281	2,282

L2L Education Loan Trust
5.551% due 06/15/2031 •	491	490

LCM LP
6.544% due 07/20/2030 •	910	910

Lehman XS Trust
5.489% due 05/25/2046 •	21,849	18,840

Long Beach Mortgage Loan Trust
5.569% due 02/25/2036 •	1,458	1,246
6.236% due 07/25/2032 •	72	71

Marble Point CLO Ltd.
6.603% due 10/15/2030 •	1,206	1,207

MASTR Asset-Backed Securities Trust
5.069% due 10/25/2036 •	857	283
5.069% due 11/25/2036 •	52	16
5.269% due 08/25/2036 •	813	310
5.449% due 03/25/2036 •	2,388	1,455
5.449% due 10/25/2036 •	1,508	1,342
5.719% due 10/25/2035 •	536	512

Merrill Lynch Mortgage Investors Trust
4.010% due 02/25/2037 þ	1,513	184
5.189% due 08/25/2037 •	1,619	845
5.269% due 08/25/2037 •	9,766	5,114
5.869% due 02/25/2047 •	406	239

MidOcean Credit CLO
6.440% due 02/20/2031 •	2,180	2,182

Morgan Stanley ABS Capital, Inc. Trust
5.029% due 12/25/2036 •	2,920	1,479
5.079% due 03/25/2037 •	1,292	557
5.109% due 11/25/2036 •	7,797	3,731
5.119% due 10/25/2036 •	17,702	9,610
5.119% due 11/25/2036 •	2,509	1,426
5.119% due 12/25/2036 •	646	327
5.149% due 02/25/2037 •	1,967	646
5.169% due 02/25/2037 •	51	25
5.189% due 11/25/2036 •	4,216	2,017
5.219% due 03/25/2037 •	13,860	5,974
5.269% due 09/25/2036 •	9,046	3,128
5.289% due 09/25/2036 •	1,533	666
5.329% due 02/25/2037 •	1,414	465
5.449% due 06/25/2036 •	843	440
5.469% due 08/25/2036 •	106	54
6.019% due 09/25/2033 •	368	365
6.019% due 06/25/2035 •	4,000	3,668

Morgan Stanley Home Equity Loan Trust
5.069% due 12/25/2036 •	1,287	631

Nelnet Student Loan Trust
5.731% due 10/25/2033 •	107	106
5.733% due 03/23/2037 •	59	59

New Century Home Equity Loan Trust
7.969% due 01/25/2033 •	238	204

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.629% due 10/25/2036 •	4,050	915
5.769% due 02/25/2037 •	410	118

NovaStar Mortgage Funding Trust
5.269% due 09/25/2036 •	3,064	1,280
5.309% due 11/25/2036 •	7,008	2,163

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.389% due 01/25/2037 •		$2,779	$960
5.469% due 10/25/2036 •		1,058	466

Oaktree CLO Ltd.
6.654% due 04/22/2030 •		2,042	2,043

OCP Euro CLO DAC
4.568% due 09/22/2034 •	EUR	7,367	8,182

Octagon Investment Partners Ltd.
6.378% due 02/14/2031 •		$1,249	1,250

Option One Mortgage Loan Trust
5.099% due 07/25/2037 •		816	529
5.149% due 04/25/2037 •		860	426
5.189% due 01/25/2037 •		701	413
5.209% due 04/25/2037 •		910	527
5.219% due 03/25/2037 •		467	235
5.219% due 07/25/2037 •		1,104	716

Ownit Mortgage Loan Trust
3.158% due 10/25/2035 þ		570	325
5.692% due 05/25/2037 •		1,462	1,188

OZLM Ltd.
6.527% due 10/17/2029 •		921	922
6.704% due 07/20/2032 •		4,600	4,605

Palmer Square CLO Ltd.
6.547% due 10/17/2031 •		817	818

Palmer Square European Loan Funding DAC
4.465% due 04/15/2031 •	EUR	6,545	7,290

Palmer Square Loan Funding Ltd.
6.344% due 07/20/2029 •		$2,230	2,232
6.363% due 10/15/2029 •		659	660

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.769% due 12/25/2034 •		494	486

People’s Financial Realty Mortgage Securities Trust
5.109% due 09/25/2036 •		2,245	580

RAAC Trust
5.569% due 06/25/2044 •		183	157

Rad CLO Ltd.
6.665% due 07/24/2032 •		5,450	5,455

Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ		5,376	3,811
5.612% due 04/25/2037 þ		3,801	991

Residential Asset Securities Corp. Trust
5.489% due 07/25/2036 •		12,455	11,131
5.509% due 07/25/2036 •		2,290	2,012
5.809% due 12/25/2034 •		42	42
6.004% due 08/25/2035 •		1,291	1,287

Romark CLO Ltd.
6.575% due 10/23/2030 •		2,555	2,559

Saranac CLO Ltd.
6.333% due 08/13/2031 •		2,033	2,035

Saxon Asset Securities Trust
2.091% due 03/25/2035 •		88	79
5.309% due 10/25/2046 •		382	372

Sculptor European CLO DAC
4.475% due 01/14/2032 •	EUR	7,072	7,853

Securitized Asset-Backed Receivables LLC Trust
5.469% due 03/25/2036 •		$2,349	1,468
5.734% due 02/25/2034 •		372	373

Segovia European CLO DAC
4.568% due 07/20/2032 •	EUR	8,026	8,917

SG Mortgage Securities Trust
5.119% due 10/25/2036 •		$2,376	2,210
5.179% due 10/25/2036 •		2,300	1,723
5.509% due 02/25/2036 •		4,980	2,525

Sierra Madre Funding Ltd.
5.612% due 09/07/2039 •		11,607	7,420
5.632% due 09/07/2039 •		27,089	17,352

SLM Student Loan Trust
6.895% due 06/25/2043 •		103	100
6.895% due 09/25/2076 •		104	100
7.195% due 11/25/2070 •		141	141

Sound Point CLO Ltd.
6.524% due 10/20/2030 •		1,844	1,845
6.526% due 07/25/2030 •		547	547
6.754% due 07/20/2032 •		5,500	5,506

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
5.079% due 02/25/2037 •		$4,099	$1,177
5.529% due 10/25/2036 •		2,064	2,036
5.919% due 09/25/2037 •		1,912	1,583

Specialty Underwriting & Residential Finance Trust
5.209% due 03/25/2037 •		627	348
5.269% due 09/25/2037 •		3,797	1,344

Structured Asset Investment Loan Trust
5.689% due 10/25/2035 •		295	288
5.944% due 01/25/2035 •		1,713	1,588
6.094% due 01/25/2035 •		606	526
6.349% due 04/25/2033 •		36	36
6.544% due 01/25/2035 •		684	565
6.694% due 01/25/2035 •		626	328

Structured Asset Securities Corp. Trust
5.659% due 09/25/2035 •		5,268	5,036

Symphony Static CLO Ltd.
6.376% due 10/25/2029 •		1,998	1,999

Talon Funding Ltd.
8.990% due 06/05/2035 •		1,445	193

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		6,889	6,895

TCW CLO Ltd.
6.516% due 04/25/2031 •		2,442	2,443

Tikehau CLO DAC
4.508% due 08/04/2034 •	EUR	1,626	1,810

Triaxx Prime CDO Ltd.
5.570% due 10/02/2039 •		$3,599	33

Venture CLO Ltd.
6.444% due 10/20/2028 •		56	56
6.534% due 07/20/2030 •		1,630	1,631
6.677% due 07/30/2032 •		4,900	4,905

Vibrant CLO Ltd.
6.584% due 09/15/2030 •		1,197	1,198
6.664% due 07/20/2032 •		3,100	3,103

Voya CLO Ltd.
6.497% due 04/17/2030 •		314	314
6.563% due 10/15/2030 •		1,242	1,244

Washington Mutual Asset-Backed Certificates Trust
5.449% due 05/25/2036 •		1,162	916

Wind River CLO Ltd.
6.643% due 07/15/2031 •		6,113	6,121

Total Asset-Backed Securities (Cost $545,796)			421,971

SOVEREIGN ISSUES 12.1%

Argentina Government International Bond
0.750% due 07/09/2030 þ		4,610	2,771
1.000% due 07/09/2029		685	446
3.500% due 07/09/2041 þ		132	60
4.125% due 07/09/2035 þ		14,347	6,902

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (g)	BRL	235,200	40,932

Dominican Republic International Bond
5.300% due 01/21/2041		$2,050	1,891
10.750% due 06/01/2036	DOP	223,500	3,961

Israel Government International Bond
5.375% due 03/12/2029		$10,500	10,678

Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	85,771	3,803
3.000% due 12/03/2026 (h)		7,835	375
4.000% due 11/30/2028 (h)		151,624	7,441
4.000% due 08/24/2034 (h)		10,721	507
5.400% due 02/09/2028		$1,000	1,024
6.350% due 02/09/2035		2,600	2,731

New Zealand Government International Bond
2.000% due 09/20/2025 (h)	NZD	21,372	13,499
3.000% due 09/20/2030 (h)		5,694	3,785

Peru Government International Bond
5.400% due 08/12/2034	PEN	42,200	10,703
6.150% due 08/12/2032		98,600	27,025
6.900% due 08/12/2037		44,400	12,352
6.950% due 08/12/2031		30,600	8,839
7.300% due 08/12/2033		79,200	23,111

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	41

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Romania Government International Bond
1.750% due 07/13/2030	EUR	3,600	$3,421

South Africa Government International Bond
4.850% due 09/30/2029		$10,000	9,727
7.000% due 02/28/2031	ZAR	61,300	3,179
8.000% due 01/31/2030		396,400	22,151
8.250% due 03/31/2032		58,600	3,180
8.500% due 01/31/2037		280,500	14,111
9.000% due 01/31/2040		184,800	9,366
10.500% due 12/21/2026		905,500	55,066

Turkey Government International Bond
7.625% due 05/15/2034		$5,500	5,851

Total Sovereign Issues (Cost $308,146)			308,888

		SHARES
COMMON STOCKS 0.0%

ENERGY 0.0%

Constellation Oil ‘B’ «(e)(k)		1,262,836	137

FINANCIALS 0.0%

Intelsat Emergence SA «(k)		22,273	661

Total Common Stocks (Cost $2,224)			798

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(k)		1	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Wells Fargo & Co.
7.500% (i)		3,500	4,488

Total Convertible Preferred Securities (Cost $4,179)			4,488

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

AGFC Capital Trust
7.313% (TSFR3M + 2.012%) due 01/15/2067 ~		6,600,000	4,333

	SHARES	MARKET VALUE (000S)

Bank of America Corp.
4.300% due 01/28/2025 •(i)	3,900,000	$3,885

Nationwide Building Society
10.250% ~(i)	4,096	725

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(i)	3,571,675	4,536

Wells Fargo & Co.
3.900% due 03/15/2026 •(i)	400,000	390

Total Preferred Securities (Cost $12,973)		13,869

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.5%

COMMERCIAL PAPER 2.3%

AES Corp.
5.500% due 10/01/2024	$4,250	4,249

Alimentation Couche-Tard, Inc.
5.400% due 10/04/2024	1,250	1,249

Avangrid, Inc.
5.220% due 10/21/2024	1,350	1,346
5.250% due 10/17/2024	700	698

Bacardi Martini BV
5.700% due 10/17/2024	1,250	1,247

Consolidated Edison Co. of New York, Inc.
5.230% due 10/02/2024	3,150	3,149

Crown Castle, Inc.
5.270% due 10/24/2024	1,350	1,345
5.270% due 10/29/2024	6,650	6,622
5.300% due 10/24/2024	4,100	4,086
5.300% due 10/29/2024 (b)	700	697
5.720% due 10/01/2024	800	800

Entergy Corp.
5.600% due 10/15/2024	3,150	3,144

Harley-Davidson Financial Services, Inc.
5.600% due 12/03/2024	100	99
5.780% due 10/02/2024	1,100	1,100
5.900% due 11/04/2024	550	547
5.970% due 10/17/2024	1,950	1,945

Jones Lang LaSalle Finance BV
5.070% due 10/22/2024	5,150	5,134
5.360% due 10/15/2024	2,450	2,445
5.380% due 10/09/2024	1,900	1,898
5.400% due 10/09/2024	3,050	3,046

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NextEra Energy Capital Holdings, Inc.
5.430% due 10/22/2024	$250	$249

Reckitt Benckiser Treasury Services PLC
5.350% due 10/18/2024	13,650	13,617

Targa Resources Corp.
5.400% due 10/24/2024	650	648

		59,360

REPURCHASE AGREEMENTS (l) 8.2%
		209,470

U.S. TREASURY BILLS 0.0%
4.609% due 12/19/2024 (f)(g)(p)	710	703

Total Short-Term Instruments (Cost $269,778)		269,533

Total Investments in Securities (Cost $3,980,324)		3,799,140

	SHARES
INVESTMENTS IN AFFILIATES 14.0%

SHORT-TERM INSTRUMENTS 14.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.0%

PIMCO Short-Term Floating NAV Portfolio III	36,666,809	357,025

Total Short-Term Instruments (Cost $356,783)		357,025

Total Investments in Affiliates (Cost $356,783)		357,025

Total Investments 163.0% (Cost $4,337,107)		$4,156,165

Financial Derivative Instruments (m)(o) 0.6% (Cost or Premiums, net $31,405)		16,339

Other Assets and Liabilities, net (63.6)%		(1,623,263)

Net Assets 100.0%		$2,549,241

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

42	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$137	$137	0.01%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	09/05/2018 - 07/03/2023	2,087	661	0.03

		$2,224	$798	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.860%	09/30/2024	10/01/2024	$	4,800	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2026	$(4,896)	$4,800	$4,800
MEI	4.240	09/25/2024	10/03/2024	CAD	50,000	Canada Government Bond 1.500% - 2.750% due 12/01/2031 - 12/01/2033	(37,907)	36,970	36,996
SAL	4.930	10/01/2024	10/02/2024	$	81,900	U.S. Treasury Notes 4.875% due 11/30/2025	(84,818)	81,900	81,900
	4.960	09/30/2024	10/01/2024		85,800	U.S. Treasury Notes 1.250% due 12/31/2026	(87,651)	85,800	85,812

Total Repurchase Agreements							$(215,272)	$209,470	$209,508

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2054	$145,000	$(121,505)	$(120,084)

Total Short Sales (4.7)%				$(121,505)	$(120,084)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$4,800	$0	$0	$4,800	$(4,896)	$(96)
MEI	36,996	0	0	36,996	(37,907)	(911)
SAL	167,712	0	0	167,712	(172,469)	(4,757)

Total Borrowings and Other Financing Transactions	$209,508	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(5,137) at a weighted average interest rate of 5.000%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR 118.750	10/25/2024	7	$7	$(1)	$(1)
Call - EUREX Euro-Bobl November 2024 Futures	120.250	10/25/2024	7	7	(2)	(3)

					$(3)	$(4)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	17	$17	$(9)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	17	17	(9)	(1)

					$(18)	$(2)

Total Written Options					$(21)	$(6)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	316	$	75,808	$343	$0	$(71)
3-Month SOFR Active Contract December Futures	03/2026	316		76,630	292	0	(71)
3-Month SOFR Active Contract June Futures	09/2025	316		76,464	379	0	(103)
3-Month SOFR Active Contract June Futures	09/2026	316		76,646	217	0	(51)
3-Month SOFR Active Contract March Futures	06/2025	316		76,223	391	0	(99)
3-Month SOFR Active Contract March Futures	06/2026	316		76,650	252	0	(59)
3-Month SOFR Active Contract September Futures	12/2024	316		75,263	193	0	(18)
3-Month SOFR Active Contract September Futures	12/2025	316		76,579	335	0	(87)
Canada Government 10-Year Bond December Futures	12/2024	298		27,545	216	117	0
U.S. Treasury 2-Year Note December Futures	12/2024	1,053		219,279	458	0	(395)
United Kingdom Long Gilt December Futures	12/2024	217		28,556	(595)	46	(55)

					$2,481	$163	$(1,009)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl December Futures	12/2024	182	$	(24,321)	$(230)	$0	$(44)
Euro-Bund 10-Year Bond December Futures	12/2024	390		(58,573)	(757)	0	(187)
Euro-Schatz December Futures	12/2024	379		(45,215)	(197)	0	(32)
U.S. Treasury 5-Year Note December Futures	12/2024	129		(14,175)	(19)	47	0
U.S. Treasury 10-Year Note December Futures	12/2024	3,052		(348,786)	(509)	1,383	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	2,876		(340,222)	(333)	1,483	0
U.S. Treasury 30-Year Bond December Futures	12/2024	735		(91,278)	446	505	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	325		(43,255)	202	254	0

					$(1,397)	$3,672	$(263)

Total Futures Contracts					$1,084	$3,835	$(1,272)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2026	0.944%	$	7,000	$86	$(76)	$10	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2027	1.047		400	5	(5)	0	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.118	EUR	9,600	86	(62)	24	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412	$	630	67	(4)	63	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.885		805	104	13	117	0	(1)

							$348	$(134)	$214	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.HY-41 5-Year Index	(1.000)%	Quarterly	12/20/2028	$43,164	$(2,672)	$(721)	$(3,393)	$1	$0

44	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(1)	$1	$0	$0	$0

					$(1)	$1	$0	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	189,200	$2,748	$1,348	$4,096	$0	$(101)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		1,300	(6)	9	3	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	20,270,000	(315)	339	24	254	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	$	15,500	(324)	(71)	(395)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		4,700	(96)	(19)	(115)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		4,900	(95)	(18)	(113)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		4,900	(92)	(19)	(111)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		4,900	(91)	(18)	(109)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		4,700	(98)	(19)	(117)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		4,700	(105)	(18)	(123)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		7,500	(23)	(105)	(128)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		239,700	3,630	5,350	8,980	472	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		31,800	3,206	(1,559)	1,647	64	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		5,100	(82)	119	37	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		200	18	(10)	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028		87,900	(885)	(4,378)	(5,263)	0	(196)
Pay	1-Day USD-SOFR Compounded-OIS	1.725	Annual	09/19/2028		51,100	(5,389)	2,405	(2,984)	0	(127)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	10/27/2028		131,500	(1,486)	(6,421)	(7,907)	0	(303)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		2,800	(7)	59	52	0	(7)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		114,700	255	(3,226)	(2,971)	315	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		7,600	(264)	253	(11)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		5,500	0	(27)	(27)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		54,500	0	(269)	(269)	164	0
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030		118,800	0	(892)	(892)	358	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		35,900	0	(296)	(296)	108	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030		38,700	0	(323)	(323)	117	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		11,000	0	(106)	(106)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		7,300	0	(88)	(88)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,000	0	(77)	(77)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		24,600	0	(335)	(335)	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		11,600	0	(159)	(159)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		24,100	0	(384)	(384)	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		22,200	0	(360)	(360)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		15,800	0	(259)	(259)	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		3,700	0	(62)	(62)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		25,770	189	4,272	4,461	65	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		42,200	(44)	(1,345)	(1,389)	124	0
Pay	1-Day USD-SOFR Compounded-OIS	1.853	Annual	05/18/2032		3,740	(591)	183	(408)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		49,000	(491)	(4,658)	(5,149)	0	(142)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		14,100	1,191	(780)	411	44	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		1,400	(38)	81	43	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		10,000	(251)	588	337	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		6,000	(132)	355	223	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,800	(18)	107	89	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		14,600	107	679	786	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		10,900	84	510	594	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		7,700	(27)	353	326	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		1,700	10	80	90	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		2,300	23	110	133	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		5,800	69	278	347	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		1,100	14	53	67	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		300	4	15	19	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		2,800	85	140	225	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		4,000	117	200	317	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		3,900	119	195	314	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		6,000	(87)	(297)	(384)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		6,900	(30)	(287)	(317)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		4,000	(17)	(140)	(157)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		900	(4)	(23)	(27)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		1,600	(7)	(43)	(50)	5	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	45

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	01/02/2034	$		1,600	$(7)	$(29)	$(36)	$5	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034			2,200	(9)	(52)	(61)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034			4,200	(19)	(39)	(58)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034			4,000	(19)	(44)	(63)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034			2,900	0	(27)	(27)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034			2,600	(12)	(15)	(27)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034			1,700	(7)	45	38	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034			600	(2)	16	14	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034			1,800	(7)	35	28	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034			1,700	(7)	35	28	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034			3,400	(14)	75	61	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034			300	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034			800	(4)	22	18	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034			6,500	(29)	254	225	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034			3,500	(15)	75	60	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034			4,300	(16)	112	96	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034			1,600	(6)	71	65	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034			500	(2)	25	23	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034			3,800	(13)	228	215	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034			3,800	(15)	232	217	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034			2,300	(8)	152	144	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034			6,800	(23)	424	401	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034			6,900	(20)	413	393	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034			10,100	(28)	614	586	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034			10,100	(33)	718	685	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034			6,500	(26)	(357)	(383)	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034			5,300	(16)	(264)	(280)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034			3,300	(11)	(182)	(193)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034			3,400	(10)	(138)	(148)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034			4,400	(15)	(179)	(194)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034			2,300	(9)	(88)	(97)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034			2,800	(11)	(94)	(105)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034			4,900	(17)	(107)	(124)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034			2,400	(10)	(66)	(76)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034			2,700	(10)	(66)	(76)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034			12,500	(44)	(211)	(255)	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034			700	(2)	(9)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034			3,300	(12)	(46)	(58)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034			2,700	(9)	(40)	(49)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034			2,300	(8)	(34)	(42)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034			2,300	(8)	(36)	(44)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034			2,300	(9)	(42)	(51)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034			700	(3)	(13)	(16)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034			1,900	(7)	(15)	(22)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034			2,200	(8)	(26)	(34)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034			3,300	(12)	(42)	(54)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034			1,200	(5)	(3)	(8)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034			2,200	(9)	(5)	(14)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034			1,300	(6)	16	10	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034			2,200	(10)	20	10	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034			4,200	(18)	36	18	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034			1,600	(6)	19	13	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034			2,500	(9)	26	17	7	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034			107,500	(1,651)	(2,534)	(4,185)	327	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044			2,970	0	(38)	(38)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052			51,300	18,803	(2,684)	16,119	147	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053			2,700	(381)	218	(163)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053			18,000	951	3,588	4,539	61	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053			13,900	4,933	(1,121)	3,812	45	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053			13,200	4,591	(1,084)	3,507	38	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053			26,300	1,499	6,014	7,513	87	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054			1,500	(13)	63	50	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054			18,800	553	(1,168)	(615)	75	0
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027		BRL	682,100	0	(3,043)	(3,043)	0	(136)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027			74,400	0	(152)	(152)	0	(15)
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027			376,200	0	(685)	(685)	0	(75)
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027			740,800	0	1,075	1,075	147	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029		EUR	2,800	(5)	63	58	7	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029			2,300	(3)	62	59	6	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029			2,000	(3)	47	44	6	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029			2,200	(3)	57	54	6	0

46	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month EUR-EURIBOR	2.818%	Annual	06/26/2029	EUR	2,500	$(4)	$(63)	$(67)	$0	$(8)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		2,300	(3)	(49)	(52)	0	(7)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		2,900	(4)	(54)	(58)	0	(9)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		800	(1)	(2)	(3)	0	(2)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		3,600	(10)	137	127	20	0
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		700	(2)	(21)	(23)	0	(4)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,200	(3)	(22)	(25)	0	(7)
Receive(7)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		400	(1)	0	(1)	0	(1)
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		106,375	814	1,037	1,851	622	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		29,474	139	(142)	(3)	0	(305)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	69,820	1,515	256	1,771	0	(133)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	8,500	(766)	268	(498)	13	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(391)	156	(235)	8	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		2,100	(6)	119	113	12	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		800	(3)	45	42	4	0
Pay	6-Month PLN-WIBOR	5.160	Annual	03/21/2027	PLN	130,500	0	1,269	1,269	0	(7)
Pay	6-Month PLN-WIBOR	5.158	Annual	03/22/2027		130,600	(6)	1,270	1,264	0	(7)
Receive	6-Month PLN-WIBOR	6.210	Annual	04/26/2027		97,600	(1,099)	116	(983)	4	0
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027		76,000	(931)	45	(886)	0	0
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027		77,500	(1,053)	63	(990)	0	(1)
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027		72,500	(960)	54	(906)	0	0
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027		66,700	(870)	48	(822)	0	(1)
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027		64,900	(852)	48	(804)	0	(1)
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027		27,000	(363)	21	(342)	0	0
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027		97,100	(1,927)	(825)	(2,752)	0	(3)
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		50,100	(1,072)	(436)	(1,508)	0	(2)
Receive	6-Month PLN-WIBOR	7.761	Annual	10/21/2027		50	(1)	(1)	(2)	0	0
Receive	6-Month PLN-WIBOR	8.005	Annual	10/25/2027		50	(1)	(1)	(2)	0	0
Pay	6-Month PLN-WIBOR	4.730	Annual	02/16/2029		139,800	0	1,346	1,346	42	0
Pay	6-Month PLN-WIBOR	4.641	Annual	02/19/2029		107,000	0	921	921	32	0
Pay	6-Month PLN-WIBOR	4.970	Annual	03/21/2029		76,700	14	978	992	26	0
Pay	6-Month PLN-WIBOR	5.020	Annual	03/21/2029		18,100	0	245	245	6	0
Pay	CAONREPO	4.000	Semi-Annual	06/21/2025	CAD	250,700	(1,620)	2,139	519	36	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		29,200	(426)	(650)	(1,076)	0	(76)

							$19,516	$(620)	$18,896	$4,636	$(2,192)

Total Swap Agreements							$17,191	$(1,474)	$15,717	$4,637	$(2,194)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3,835	$4,637	$8,472	$(6)	$(1,272)	$(2,194)	$(3,472)

(n)

Securities with an aggregate market value of $66,151 and cash of $5,589 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin liability of $(1) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	47

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$9,181	CNH	65,716	$209	$0

BOA	10/2024	CAD	20,353		$14,987	0	(62)
	10/2024	HKD	2,414		310	0	(1)
	10/2024	ILS	5,108		1,357	0	(14)
	10/2024	KRW	3,223,321		2,410	0	(36)
	10/2024		$1,011	GBP	773	22	0
	10/2024		15,744	PLN	60,461	8	(49)
	10/2024		430	SGD	559	5	0
	02/2025	CNH	8,114		$1,136	0	(33)

BPS	10/2024		47,357		6,614	0	(153)
	10/2024	HKD	8,589		1,103	0	(2)
	10/2024	KRW	40,056,538		30,222	0	(173)
	10/2024	NZD	4,427		2,756	0	(57)
	10/2024	PLN	6,020		1,571	7	0
	10/2024	SEK	15,320		1,501	0	(8)
	10/2024	TWD	726,816		22,900	0	(74)
	10/2024		$2,278	CNH	16,278	48	0
	10/2024		192	DKK	1,283	0	0
	10/2024		22,900	INR	1,920,453	1	0
	10/2024		138	PLN	529	0	0
	11/2024	CNH	260,703		$36,628	0	(705)
	11/2024	DKK	1,281		192	0	0
	11/2024	TWD	167,540		5,252	0	(66)
	11/2024		$1,571	PLN	6,024	0	(7)
	12/2024	CNH	118,319		$16,437	0	(534)
	12/2024	MXN	968		50	1	0
	12/2024		$2,339	CNH	16,774	67	0
	12/2024		1,033	MXN	20,808	13	0
	01/2025	CNH	116,185		$16,198	0	(516)
	01/2025		$3,953	CNH	28,380	132	0
	02/2025		11,242		80,597	373	0

BRC	10/2024	AUD	572		$390	0	(6)
	10/2024	GBP	4,403		5,809	0	(78)
	10/2024	IDR	251,447		16	0	0
	10/2024	ILS	2,527		679	3	(1)
	10/2024	NZD	1,670		1,055	0	(6)
	10/2024	PLN	511		134	1	0
	10/2024	SEK	1,985		195	0	0
	10/2024		$39	CHF	33	0	0
	10/2024		150	ILS	564	1	0
	10/2024		2,626	PLN	10,082	0	(8)
	10/2024		1,710	SEK	17,301	0	(6)
	10/2024		6,677	TRY	235,945	117	0
	10/2024	ZAR	1,947		$106	0	(6)
	11/2024	CHF	33		39	0	0
	11/2024	SEK	17,273		1,710	6	0
	11/2024		$1,055	NZD	1,670	6	0
	11/2024		1	PLN	5	0	0
	11/2024		3,585	TRY	133,943	116	(1)
	12/2024		4,694		176,240	38	0
	01/2025		4,171		158,734	19	0
	02/2025		1,136	CNH	8,109	33	0
	07/2025		2,473	TRY	112,406	34	0

BSH	10/2024		14,503	PEN	54,112	92	0
	06/2025	PEN	54,337		$14,503	0	(108)

48	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

CBK	10/2024	AUD	10,834		$7,353	$0	$(137)
	10/2024	GBP	1,838		2,457	0	0
	10/2024	ILS	2,015		553	12	(1)
	10/2024	KRW	7,021,500		5,248	0	(79)
	10/2024	PEN	122,934		32,786	0	(370)
	10/2024	THB	3,654		110	0	(4)
	10/2024		$1,790	CNH	12,687	23	0
	10/2024		38	DKK	255	0	0
	10/2024		7,111	GBP	5,378	79	0
	10/2024		7,918	IDR	122,570,548	142	0
	10/2024		703	ILS	2,575	0	(12)
	10/2024		35,564	INR	2,991,171	100	0
	10/2024		5,391	PEN	20,038	14	0
	10/2024		121	ZAR	2,169	4	0
	10/2024	ZAR	696,093		$38,172	0	(2,064)
	11/2024	CNH	67,636		9,388	0	(297)
	11/2024	DKK	255		38	0	0
	11/2024	PEN	50,770		13,578	0	(110)
	11/2024	TWD	684,925		21,511	8	(241)
	12/2024	MXN	65,470		3,352	66	0
	12/2024		$22,072	CNH	158,982	732	0
	12/2024		3,178	COP	13,479,099	1	(6)
	12/2024		110	PEN	420	3	0
	01/2025	CNH	50,274		$7,002	0	(229)
	01/2025	PEN	46,313		12,290	0	(188)
	01/2025		$2,520	CNH	17,990	68	0
	02/2025	CNH	22,965		$3,206	0	(104)
	04/2025	PEN	20,071		5,391	0	(13)

DUB	10/2024	BRL	117,099		21,103	0	(392)
	10/2024	KRW	6,641,341		4,975	0	(64)
	10/2024	PLN	7,454		1,945	8	0
	10/2024		$20,890	BRL	117,099	605	0
	10/2024		5,067	PLN	19,551	20	(10)
	11/2024	PEN	38,815		$10,407	0	(58)
	11/2024		$1,945	PLN	7,460	0	(8)
	11/2024		2,032	TRY	75,615	83	0
	01/2025		21,103	BRL	118,351	383	0
	02/2025		2,796	MXN	56,558	19	0
	03/2025		571	TRY	27,175	103	0

FAR	10/2024	BRL	7,351		$1,349	0	0
	10/2024	NZD	3,938		2,476	0	(26)
	10/2024		$9,756	AUD	14,194	57	0
	10/2024		1,331	BRL	7,351	19	0
	10/2024		147,008	EUR	131,465	0	(668)
	11/2024	AUD	14,194		$9,761	0	(57)
	11/2024	EUR	131,465		147,210	668	0
	11/2024	PEN	40,882		10,898	0	(124)
	11/2024		$2,476	NZD	3,939	26	0
	12/2024		1,235	PEN	4,688	29	0

GLM	10/2024		188	IDR	2,904,954	3	0
	10/2024		398	ILS	1,478	0	(1)
	10/2024		3,286	INR	276,346	9	0
	10/2024		5,210	PLN	20,678	162	0
	11/2024	MXN	33,838		$1,693	0	(10)
	11/2024	TWD	609		19	0	0
	12/2024	MXN	31,359		1,634	60	0
	02/2025		$1,259	MXN	25,638	17	0
	04/2025	BRL	234,600		$42,337	374	(5)

IND	10/2024	KRW	3,310,034		2,472	0	(40)
	10/2024		$366	IDR	5,648,053	6	0

JPM	10/2024	CNH	71,263		$9,958	0	(225)
	10/2024	DKK	2,899		433	0	0
	10/2024	ILS	9,925		2,667	17	(14)
	10/2024	KRW	3,718,084		2,782	0	(40)
	10/2024		$2,285	CNH	16,294	43	0
	10/2024		402	DKK	2,678	0	(2)
	10/2024		57	IDR	888,978	1	0
	10/2024		284	NOK	3,001	1	0
	10/2024		5,808	PLN	22,514	42	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	49

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$1,165	SGD	1,514	$14	$0
	10/2024		1,934	TRY	69,148	59	0
	10/2024		17,393	ZAR	307,871	403	0
	10/2024	ZAR	1,818		$101	0	(4)
	11/2024	CNH	3,454		488	0	(6)
	11/2024	DKK	2,674		402	2	0
	11/2024	NOK	3,000		284	0	(1)
	11/2024	TWD	87,360		2,688	0	(85)
	11/2024		$2,702	TRY	102,441	147	0
	12/2024	CNH	16,782		$2,339	0	(68)
	12/2024	MXN	5,921		310	13	0
	12/2024		$6,888	TRY	259,773	154	0
	01/2025		16,728	CNH	120,163	556	0
	03/2025		495	TRY	24,009	100	0
	04/2025	BRL	600		$107	0	(1)
	05/2025		$1,594	TRY	70,842	70	0

MBC	10/2024	CAD	50,046		$37,208	202	0
	10/2024	CHF	12,959		15,397	85	0
	10/2024	GBP	2,518		3,368	1	0
	10/2024	JPY	279,893		1,924	0	(23)
	10/2024	KRW	12,550,459		9,396	0	(128)
	10/2024	NOK	2,632		250	1	0
	10/2024	PLN	6,721		1,763	16	0
	10/2024		$40,255	CAD	54,084	0	(264)
	10/2024		51	CNY	360	0	0
	10/2024		1,013	IDR	15,697,753	19	0
	10/2024		11	NOK	119	0	0
	10/2024		24,046	SGD	30,892	0	(10)
	11/2024	CAD	54,040		$40,255	265	0
	11/2024	NOK	119		11	0	0
	11/2024	SGD	30,839		24,046	11	0
	11/2024	TWD	140,482		4,385	0	(74)
	11/2024		$3,368	GBP	2,518	0	(1)
	11/2024		4,773	PLN	18,396	20	(16)
	12/2024	CNH	56,980		$7,935	0	(238)
	12/2024	MXN	13,597		696	13	0
	12/2024		$2,300	CNH	16,411	54	0
	02/2025	CNH	57,576		$8,037	0	(261)

MYI	10/2024	DKK	2,108		314	0	(1)
	10/2024	EUR	183,756		204,794	246	0
	10/2024	KRW	4,777,518		3,572	0	(53)
	10/2024	NOK	488		46	0	0
	10/2024	NZD	884		554	0	(7)
	10/2024	SGD	27,909		21,433	0	(282)
	10/2024		$378	DKK	2,531	0	0
	10/2024		1,018	GBP	770	12	0
	10/2024		1,036	IDR	16,065,586	20	0
	10/2024		141	ZAR	2,417	0	(1)
	11/2024	DKK	2,526		$378	0	0
	11/2024	TWD	90,590		2,882	6	0
	12/2024	MXN	9,875		491	0	(5)

NGF	10/2024		$3,311	IDR	51,149,922	52	0

RBC	12/2024	MXN	35,668		$1,795	5	0

SCX	10/2024	DKK	1,749		260	0	(1)
	10/2024		$58,035	EUR	52,291	172	0
	10/2024		200	IDR	3,095,400	4	0
	10/2024		13,309	INR	1,118,566	27	0
	11/2024	CNH	55,407		$7,649	0	(285)
	11/2024	TWD	35,987		1,119	0	(23)

SSB	11/2024	GBP	1,838		2,463	5	0
	12/2024	MXN	12,175		635	24	0

TOR	10/2024	AUD	2,788		1,891	0	(37)
	10/2024	CAD	33,693		25,033	120	0
	10/2024		$1,308	JPY	189,089	8	0
	11/2024	JPY	188,221		$1,308	0	(8)

UAG	10/2024	CHF	22,609		26,911	198	0
	10/2024	SGD	5,052		3,909	0	(22)
	10/2024		$41,894	CHF	35,535	92	0
	10/2024		9,750	IDR	149,602,830	88	0

50	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$6,797	NZD	10,920	$141	$0
	10/2024		2,198	PLN	8,539	20	0
	10/2024	ZAR	589,349		$32,205	0	(1,861)
	11/2024	CHF	35,403		41,894	0	(94)
	11/2024		$125	PLN	478	0	(1)
	11/2024		308	TWD	9,719	1	0
	12/2024		5	MXN	88	0	0

Total Forward Foreign Currency Contracts						$8,805	$(12,172)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.255%	08/16/2039	31,900	$3,054	$2,979
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.255	08/16/2039	31,900	3,054	3,062

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050	02/19/2025	1,900	2	4

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.750	08/01/2025	722,600	4,408	5,846

GLM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/06/2025	57,600	0	91
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/10/2025	126,300	0	207
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/11/2025	47,800	0	80
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/12/2025	71,800	0	121
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/13/2025	71,700	0	122
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/18/2025	124,600	0	222

JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.808	07/31/2034	14,700	1,289	1,379
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.808	07/31/2034	14,700	1,289	1,183

MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/06/2025	275,600	320	82
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.800	07/12/2034	29,700	2,567	2,762
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.800	07/12/2034	29,700	2,567	2,381

Total Purchased Options							$18,550	$20,521

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	2,700	$(9)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	2,700	(9)	(10)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	300	(1)	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	1,400	(3)	(11)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	1,400	(2)	0

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	200	(2)	(1)

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.750	08/01/2025	722,600	(1,662)	(2,032)
	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	08/01/2025	722,600	(2,746)	(3,571)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	3,000	(10)	(10)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	3,000	(10)	(9)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	2,800	(9)	(8)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	2,800	(9)	(9)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	3,000	(10)	(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	3,000	(10)	(10)

GLM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.243	03/06/2025	6,400	0	(74)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.255	03/10/2025	13,900	0	(169)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/11/2025	5,300	0	(64)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.245	03/12/2025	7,900	0	(96)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/13/2025	7,900	0	(98)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/18/2025	13,700	0	(174)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	2,800	(10)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	2,800	(10)	(10)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	700	(2)	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	51

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131%	10/25/2024	1,300	$(4)	$(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	1,300	(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	4,200	(14)	(12)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	4,200	(14)	(14)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	1,700	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	1,700	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	700	(2)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	1,100	(4)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	1,100	(4)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	2,600	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	1,000	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	1,200	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	2,600	(9)	(10)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,000	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	1,200	(4)	(4)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	2,200	(6)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	2,200	(6)	(7)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	1,100	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	1,100	(2)	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	2,500	(8)	(9)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	2,500	(8)	(7)

Total Written Options							$(4,639)	$(6,462)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.291%	$ 100	$(2)	$2	$0	$0

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.291	200	(3)	4	1	0

JPM	Hochtief AG	5.000	Quarterly	12/20/2026	0.325	EUR 5,900	1,407	(728)	679	0

							$1,402	$(722)	$680	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$25	$0	$(1)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	609	0	(19)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	411	0	(13)

						$(1,078)	$1,045	$0	$(33)

Total Swap Agreements						$324	$323	$680	$(33)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$209	$0	$0	$209	$0	$0	$0	$0	$209	$0	$209
BOA	35	6,041	0	6,076	(195)	(11)	0	(206)	5,870	0	5,870
BPS	642	0	0	642	(2,295)	(1)	0	(2,296)	(1,654)	2,069	415
BRC	374	0	0	374	(112)	(11)	0	(123)	251	(340)	(89)
BSH	92	0	0	92	(108)	0	0	(108)	(16)	0	(16)
CBK	1,252	4	0	1,256	(3,855)	(1)	0	(3,856)	(2,600)	2,885	285
DUB	1,221	0	0	1,221	(532)	0	0	(532)	689	(680)	9
FAR	799	5,846	0	6,645	(875)	(5,660)	0	(6,535)	110	0	110

52	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
GLM	$625	$843	$0	$1,468	$(16)	$(723)	$0	$(739)	$729	$(845)	$(116)
GST	0	0	1	1	0	0	(1)	(1)	0	0	0
IND	6	0	0	6	(40)	0	0	(40)	(34)	0	(34)
JPM	1,622	2,562	679	4,863	(448)	(28)	0	(476)	4,387	(2,052)	2,335
MBC	687	0	0	687	(1,015)	0	0	(1,015)	(328)	703	375
MYC	0	5,225	0	5,225	0	(10)	(19)	(29)	5,196	(174)	5,022
MYI	284	0	0	284	(349)	0	0	(349)	(65)	730	665
NGF	52	0	0	52	0	0	0	0	52	0	52
RBC	5	0	0	5	0	0	0	0	5	0	5
RYL	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
SCX	203	0	0	203	(309)	0	0	(309)	(106)	0	(106)
SSB	29	0	0	29	0	0	0	0	29	0	29
TOR	128	0	0	128	(45)	0	0	(45)	83	0	83
UAG	540	0	0	540	(1,978)	(16)	(13)	(2,007)	(1,467)	1,941	474

Total Over the Counter	$8,805	$20,521	$680	$30,006	$(12,172)	$(6,462)	$(33)	$(18,667)

(p)

Securities with an aggregate market value of $8,328 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,835	$3,835
Swap Agreements	0	1	0	0	4,636	4,637

	$0	$1	$0	$0	$8,471	$8,472

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,805	$0	$8,805
Purchased Options	0	0	0	0	20,521	20,521
Swap Agreements	0	680	0	0	0	680

	$0	$680	$0	$8,805	$20,521	$30,006

	$0	$681	$0	$8,805	$28,992	$38,478

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	53

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$6	$6
Futures	0	0	0	0	1,272	1,272
Swap Agreements	0	2	0	0	2,192	2,194

	$0	$2	$0	$0	$3,470	$3,472

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,172	$0	$12,172
Written Options	0	0	0	0	6,462	6,462
Swap Agreements	0	33	0	0	0	33

	$0	$33	$0	$12,172	$6,462	$18,667

	$0	$35	$0	$12,172	$9,932	$22,139

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$291	$291
Futures	0	0	0	0	(23,269)	(23,269)
Swap Agreements	0	(898)	0	0	(8,526)	(9,424)

	$0	$(898)	$0	$0	$(31,504)	$(32,402)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,624)	$0	$(4,624)
Purchased Options	0	0	0	425	558	983
Written Options	0	0	0	164	1,880	2,044
Swap Agreements	0	1,091	0	0	0	1,091

	$0	$1,091	$0	$(4,035)	$2,438	$(506)

	$0	$193	$0	$(4,035)	$(29,066)	$(32,908)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(30)	$(30)
Futures	0	0	0	0	8,051	8,051
Swap Agreements	0	(327)	0	0	(11,359)	(11,686)

	$0	$(327)	$0	$0	$(3,338)	$(3,665)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,186)	$0	$(7,186)
Purchased Options	0	0	0	0	1,970	1,970
Written Options	0	0	0	(137)	(2,053)	(2,190)
Swap Agreements	0	(922)	0	0	0	(922)

	$0	$(922)	$0	$(7,323)	$(83)	$(8,328)

	$0	$(1,249)	$0	$(7,323)	$(3,421)	$(11,993)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$23,254	$6,693	$29,947
Corporate Bonds & Notes
Banking & Finance	0	297,277	2,800	300,077
Industrials	0	162,697	268	162,965
Utilities	0	45,074	0	45,074
Convertible Bonds & Notes
Industrials	0	7,584	0	7,584

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Municipal Bonds & Notes
California	$0	$2,148	$0	$2,148
Illinois	0	950	0	950
West Virginia	0	4,318	0	4,318
U.S. Government Agencies	0	1,659,011	0	1,659,011
U.S. Treasury Obligations	0	376,947	0	376,947
Non-Agency Mortgage-Backed Securities	0	186,567	4,005	190,572
Asset-Backed Securities	0	421,971	0	421,971

54	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Sovereign Issues	$0	$308,888	$0	$308,888
Common Stocks
Energy	0	0	137	137
Financials	0	0	661	661
Convertible Preferred Securities
Banking & Finance	4,488	0	0	4,488
Preferred Securities
Banking & Finance	0	13,869	0	13,869
Short-Term Instruments
Commercial Paper	0	59,360	0	59,360
Repurchase Agreements	0	209,470	0	209,470
U.S. Treasury Bills	0	703	0	703

	$4,488	$3,780,088	$14,564	$3,799,140

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$357,025	$0	$0	$357,025

Total Investments	$361,513	$3,780,088	$14,564	$4,156,165

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(120,084)	$0	$(120,084)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	163	8,309	0	8,472
Over the counter	0	30,006	0	30,006

	$163	$38,315	$0	$38,478

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(322)	(3,150)	0	(3,472)
Over the counter	0	(18,667)	0	(18,667)

	$(322)	$(21,817)	$0	$(22,139)

Total Financial Derivative Instruments	$(159)	$16,498	$0	$16,339

Totals	$361,354	$3,676,502	$14,564	$4,052,420

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	55

Schedule of Investments	PIMCO Extended Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 217.9%

U.S. GOVERNMENT AGENCIES 15.4%

Fannie Mae
0.000% due 11/15/2030 (c)	$400	$316
2.349% due 01/25/2031 ~(a)	2,243	154
3.000% due 07/25/2043	534	455
3.790% due 01/01/2029	2,000	1,969
5.000% due 08/25/2033	18	19
5.500% due 04/25/2033 - 08/25/2035	29	30
6.000% due 12/25/2034	328	345

Freddie Mac
0.000% due 01/15/2031 - 07/15/2031 (a)	500	385
0.000% due 03/15/2031 - 07/15/2032 (c)	9,300	7,068
0.000% due 01/15/2041 (b)(c)	2,541	2,053
3.000% due 04/15/2053	1,658	1,393
4.000% due 09/15/2054	892	817
4.445% due 11/25/2052 ~	4,555	4,241
6.000% due 06/15/2035	529	565

Ginnie Mae
5.500% due 10/20/2037	253	260

Ginnie Mae, TBA
4.000% due 11/01/2054	11,100	10,740
4.500% due 11/01/2054	2,100	2,073

Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	800	690
0.000% due 04/15/2030	4,100	3,312

Tennessee Valley Authority
4.625% due 09/15/2060	1,000	989

Tennessee Valley Authority STRIPS
0.000% due 09/15/2039 (c)	21,560	10,922

U.S. Small Business Administration
5.290% due 12/01/2027	16	16

Uniform Mortgage-Backed Security
4.000% due 08/01/2048	35	34

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	4,600	4,129
5.000% due 11/01/2054	2,900	2,899
5.500% due 11/01/2054	14,900	15,074
6.000% due 11/01/2054	15,200	15,535
6.500% due 11/01/2054	1,700	1,752

Total U.S. Government Agencies (Cost $89,172)		88,235

U.S. TREASURY OBLIGATIONS 192.7%

U.S. Treasury Bonds
2.250% due 02/15/2052 (e)	5,500	3,752
2.500% due 02/15/2045 (e)	5,300	4,052
2.750% due 11/15/2047	1	1
3.000% due 11/15/2044 (e)	5,280	4,407
3.000% due 05/15/2045 (e)	4,500	3,743
3.000% due 08/15/2052 (e)	83,600	67,210
3.125% due 08/15/2044 (e)	5,260	4,487
3.625% due 02/15/2053 (e)	39,100	35,564
3.625% due 05/15/2053 (e)	50,100	45,607
4.000% due 11/15/2052 (e)	42,600	41,465
4.125% due 08/15/2053 (e)	91,600	91,246
4.250% due 02/15/2054 (e)	52,400	53,415
4.250% due 08/15/2054 (e)	40,700	41,565

U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2032 (e)	6,468	5,848
0.625% due 07/15/2032 (e)	11,150	10,445
1.125% due 01/15/2033 (e)	8,954	8,643
1.750% due 01/15/2034 (e)	7,572	7,660

U.S. Treasury Notes
1.250% due 04/30/2028 (e)	600	554
1.250% due 09/30/2028 (e)	600	548
2.875% due 08/15/2028	500	487
3.500% due 04/30/2028 (e)	1,000	998
4.000% due 06/30/2028 (e)	400	406
4.125% due 07/31/2028	400	408
4.625% due 09/30/2028 (e)	1,100	1,143
4.875% due 10/31/2028 (e)	600	629

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	$31,800	$21,835
0.000% due 08/15/2034 (a)	76,520	51,970
0.000% due 11/15/2034 (a)(g)	34,600	23,228
0.000% due 08/15/2035 (a)(g)	6,870	4,459
0.000% due 05/15/2036 (a)	52,000	32,645
0.000% due 11/15/2036 (a)	76,900	47,141
0.000% due 05/15/2037 (a)	54,350	32,482
0.000% due 08/15/2037 (a)	9,100	5,372
0.000% due 05/15/2041 (a)	160	78
0.000% due 08/15/2041 (c)	14,800	7,537
0.000% due 08/15/2041 (a)	120	58
0.000% due 11/15/2041 (a)	60	29
0.000% due 02/15/2042 (c)(g)	9,500	4,693
0.000% due 05/15/2042 (c)(g)	9,700	4,706
0.000% due 08/15/2042 (a)	690	316
0.000% due 11/15/2042 (a)	120	54
0.000% due 05/15/2043 (c)	16,610	7,628
0.000% due 08/15/2043 (c)	75,900	34,430
0.000% due 02/15/2044 (c)	51,400	22,761
0.000% due 05/15/2044 (c)	88,500	38,791
0.000% due 08/15/2044 (c)(g)	1,500	649
0.000% due 11/15/2044 (c)(g)	4,800	2,054
0.000% due 02/15/2045 (c)(g)	5,200	2,201
0.000% due 05/15/2045 (c)(g)	7,750	3,247
0.000% due 08/15/2046 (c)(g)	3,500	1,386
0.000% due 05/15/2048 (c)	77,000	28,173
0.000% due 08/15/2048 (c)(e)	153,800	55,761
0.000% due 11/15/2048 (c)(e)	172,400	61,856
0.000% due 02/15/2049 (c)	120,600	42,930
0.000% due 08/15/2049 (c)	72,300	25,238
0.000% due 11/15/2049 (c)(e)	155,500	53,793
0.000% due 08/15/2050 (c)(e)	161,100	54,268

Total U.S. Treasury Obligations (Cost $1,411,463)		1,106,052

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%

1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	3,000	2,577

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	764
5.122% due 08/10/2035 ~	600	522

Bear Stearns ALT-A Trust
5.240% due 09/25/2035 ~	102	61

BWAY Mortgage Trust
3.454% due 03/10/2033	3,000	2,921

ChaseFlex Trust
5.529% due 05/25/2037 •	1,107	1,035

Commercial Mortgage Trust
3.942% due 04/10/2033 ~	2,500	2,345

Countrywide Home Loan Mortgage Pass-Through Trust
4.844% due 09/25/2047 ~	74	68

DROP Mortgage Trust
6.361% due 10/15/2043 •	600	569

Extended Stay America Trust
6.291% due 07/15/2038 •	1,069	1,069

GS Mortgage Securities Corp. Trust
6.096% due 11/15/2036 •	1,750	1,736

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	1,800	1,672
3.932% due 10/10/2035 ~	800	763

JP Morgan Chase Commercial Mortgage Securities Trust
6.594% due 12/15/2031 •	686	637

JP Morgan Mortgage Trust
5.703% due 07/25/2035 ~	16	16
5.869% due 12/25/2049 •	67	64

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	1,489	1,426

Structured Adjustable Rate Mortgage Loan Trust
5.289% due 10/25/2035 •	222	210

VNDO Mortgage Trust
3.805% due 01/10/2035	3,600	3,484

WaMu Mortgage Pass-Through Certificates Trust
5.853% due 01/25/2047 •	67	63

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.171% due 08/25/2046 •		$2,203	$1,871
6.623% due 10/25/2046 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $25,878)			23,875

ASSET-BACKED SECURITIES 5.0%

ACE Securities Corp. Home Equity Loan Trust
5.764% due 01/25/2035 •		3,684	3,486

ACREC Ltd.
6.279% due 10/16/2036 •		1,172	1,164

Arbor Realty Commercial Real Estate Notes Ltd.
6.792% due 01/15/2037 •		1,784	1,783

Atlas Senior Loan Fund Ltd.
6.698% due 01/16/2030 •		150	150

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		1,400	1,476

BDS Ltd.
6.479% due 12/16/2036 •		503	502

Black Diamond CLO DAC
4.522% due 05/15/2032 •	EUR	1,877	2,088

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •		$1,878	1,911

College Avenue Student Loans LLC
7.180% due 05/25/2055 •		780	792

Countrywide Asset-Backed Certificates Trust
5.469% due 01/25/2046 •		3,433	3,276

Crestline Denali CLO Ltd.
6.685% due 10/23/2031 •		1,065	1,067

ECMC Group Student Loan Trust
6.145% due 02/27/2068 •		353	351

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •		1,211	1,200

Fremont Home Loan Trust
6.034% due 06/25/2035 •		1,024	993

Lument Finance Trust, Inc.
6.381% due 06/15/2039 •		1,584	1,577

MASTR Asset-Backed Securities Trust
5.794% due 10/25/2034 •		1,106	1,070

MF1 LLC
7.115% due 06/19/2037 •		496	497

OZLM Ltd.
6.482% due 10/20/2031 •		763	763

Saranac CLO Ltd.
6.333% due 08/13/2031 •		989	990

SLM Student Loan Trust
6.221% due 10/25/2029 •		8	8

Symphony Static CLO Ltd.
6.376% due 10/25/2029 •		272	273

Venture CLO Ltd.
6.534% due 07/20/2030 •		1,003	1,004
6.674% due 04/20/2032 •		2,200	2,202

Vibrant CLO Ltd.
6.584% due 09/15/2030 •		312	312

Total Asset-Backed Securities (Cost $28,866)			28,935

SOVEREIGN ISSUES 0.6%

Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	28,865	1,280
3.000% due 12/03/2026 (d)		2,392	114
4.000% due 11/30/2028 (d)		9,814	482
6.338% due 05/04/2053		$700	698

South Africa Government International Bond
8.250% due 03/31/2032	ZAR	7,800	423

United Kingdom Gilt
4.375% due 07/31/2054	GBP	200	258

Total Sovereign Issues (Cost $3,678)			3,255

Total Investments in Securities (Cost $1,559,057)			1,250,352

56	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.7%

SHORT-TERM INSTRUMENTS 0.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%

PIMCO Short-Term Floating NAV Portfolio III	412,525	$4,017

Total Short-Term Instruments (Cost $4,017)		4,017

Total Investments in Affiliates (Cost $4,017)		4,017

Total Investments 218.6% (Cost $1,563,074)		$1,254,369

Financial Derivative Instruments (f)(h) 0.4% (Cost or Premiums, net $(1,375))		2,444

Other Assets and Liabilities, net (119.0)%		(682,983)

Net Assets 100.0%		$573,830

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.980%	09/30/2024	10/01/2024	$(41,870)	$(41,876)
	5.040	09/19/2024	10/03/2024	(125,887)	(126,099)
BOO	5.020	09/30/2024	10/01/2024	(207,151)	(207,180)
	5.080	10/01/2024	10/02/2024	(41,718)	(41,718)
BSN	5.030	09/19/2024	10/10/2024	(49,955)	(50,039)
DEU	5.030	09/30/2024	10/07/2024	(2,463)	(2,463)
	5.080	09/26/2024	10/03/2024	(7,678)	(7,683)
STR	4.990	09/30/2024	10/01/2024	(207,090)	(207,118)
	5.020	10/01/2024	10/02/2024	(205,986)	(205,986)

Total Reverse Repurchase Agreements					$(890,162)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(167,975)	$0	$(167,975)	$165,691	$(2,284)
BOO	0	(248,898)	0	(248,898)	207,033	(41,865)
BSN	0	(50,039)	0	(50,039)	49,558	(481)
DEU	0	(10,146)	0	(10,146)	10,106	(40)
STR	0	(413,104)	0	(413,104)	209,424	(203,680)

Total Borrowings and Other Financing Transactions	$0	$(890,162)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(456,174)	$(186,284)	$0	$0	$(642,458)

Total Borrowings	$(456,174)	$(186,284)	$0	$0	$(642,458)

Payable for reverse repurchase agreements (3)					$(642,458)

(e)	Securities with an aggregate market value of $640,322 and cash of $1,490 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(706,201) at a weighted average interest rate of 5.394%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(247,704) is outstanding at period end.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	6	$6	$(3)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	6	6	(3)	(1)

Total Written Options					$(6)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2024	511	$56,150	$133	$34	$(187)
U.S. Treasury 10-Year Note December Futures	12/2024	706	80,683	78	61	(320)

				$211	$95	$(507)

58	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	27	$(6,477)	$(12)	$6	$0
3-Month SOFR Active Contract June Futures	09/2025	27	(6,533)	(15)	9	0
3-Month SOFR Active Contract March Futures	06/2025	27	(6,513)	(15)	8	0
3-Month SOFR Active Contract September Futures	12/2024	27	(6,431)	(8)	2	0
Japan Government 10-Year Bond December Futures	12/2024	17	(17,109)	(35)	67	(38)
U.S. Treasury 10-Year Ultra December Futures	12/2024	3,537	(418,416)	(1,040)	1,824	(525)
U.S. Treasury 30-Year Bond December Futures	12/2024	1,609	(199,818)	379	1,106	(226)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	138	(18,367)	64	108	(24)

				$(682)	$3,130	$(813)

Total Futures Contracts				$(471)	$3,225	$(1,320)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	10,800	$211	$23	$234	$0	$(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$97,300	(396)	4	(392)	166	0
Receive	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/31/2028		3,340	14	(87)	(73)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,400	21	(246)	(225)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031		5,000	0	(13)	(13)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		8,000	0	(70)	(70)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		10,200	(90)	(160)	(250)	29	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		14,900	1	(74)	(73)	43	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031		32,800	(267)	106	(161)	96	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031		8,300	(3)	59	56	24	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		7,400	(29)	422	393	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		3,610	(14)	211	197	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		6,400	(28)	250	222	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		1,600	(6)	(27)	(33)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		600	(2)	(7)	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		700	(3)	(9)	(12)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		2,400	(8)	(35)	(43)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		3,300	(13)	(63)	(76)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		700	(3)	(15)	(18)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		900	(3)	(12)	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		3,700	(15)	(8)	(23)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		400	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		9,100	(387)	3,218	2,831	26	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053		11,600	(195)	3,944	3,749	33	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053		3,760	229	646	875	11	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	72,100	0	(586)	(586)	0	(15)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		65,600	0	(529)	(529)	0	(13)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		1,700	0	(14)	(14)	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	1,500	(2)	33	31	4	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		300	0	8	8	1	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		1,800	(3)	43	40	5	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		1,800	(3)	47	44	5	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,800	(3)	62	59	6	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		1,100	(2)	(27)	(29)	0	(4)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		1,400	(2)	(30)	(32)	0	(4)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		900	(2)	(18)	(20)	0	(5)
Receive(1)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,300	(3)	(1)	(4)	0	(4)
Pay(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		8,900	74	81	155	52	0
Receive(1)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		5,425	(17)	16	(1)	0	(56)
Pay(1)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	27,600	(336)	659	323	0	(20)

Total Swap Agreements							$(1,287)	$7,802	$6,515	$622	$(183)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3,225	$622	$3,847	$(1)	$(1,320)	$(183)	$(1,504)

(g)

Securities with an aggregate market value of $22,255 and cash of $4,756 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BOA	10/2024	KRW	288,797		$216	$0	$(3)
	10/2024		$130	PLN	506	1	0

BPS	10/2024	CNH	3,181		$444	0	(10)
	10/2024	KRW	877,993		656	0	(10)
	10/2024	PLN	967		252	1	0
	10/2024		$74	CNH	527	1	0
	10/2024		5,445	GBP	4,136	85	0
	10/2024		823	NZD	1,323	17	0
	11/2024	CNH	9,773		$1,354	0	(46)
	11/2024		$252	PLN	968	0	(1)
	12/2024	MXN	3,696		$183	0	(2)

BRC	10/2024	CNH	24,132		3,342	0	(106)
	10/2024	GBP	3,467		4,574	0	(61)
	10/2024	ILS	163		44	0	0
	10/2024	NZD	394		249	0	(1)
	10/2024	TRY	10,069		282	0	(9)
	10/2024		$4,490	CNH	32,358	134	0
	10/2024		2,319	EUR	2,077	0	(7)
	10/2024		403	PLN	1,546	0	(1)
	10/2024		1,249	TRY	44,069	9	0
	11/2024	EUR	2,077		$2,322	7	0
	11/2024		$249	NZD	394	1	0
	11/2024		0	PLN	1	0	0
	11/2024		1,620	TRY	61,079	60	0
	01/2025		454		17,295	2	0

CBK	10/2024	ILS	180		$50	1	0
	10/2024	KRW	629,100		470	0	(7)
	10/2024	THB	183		5	0	0
	10/2024		$277	CNH	1,962	4	0
	10/2024		849	IDR	13,148,539	16	0
	10/2024		50	ILS	184	0	(1)
	10/2024		2,264	INR	190,435	6	0
	10/2024		2,160	ZAR	39,397	117	0
	11/2024	CNH	7,356		$1,023	0	(30)
	11/2024		$832	BRL	4,672	22	0
	12/2024	MXN	5,135		$263	5	0

DUB	10/2024	KRW	595,039		446	0	(6)
	10/2024	PLN	1,197		312	1	0
	10/2024		$807	PLN	3,114	3	(2)
	11/2024		312		1,198	0	(1)
	02/2025	MXN	10,047		$497	0	(3)

FAR	10/2024	NZD	929		584	0	(6)
	10/2024		$1,490	AUD	2,168	9	0
	10/2024		1,538	JPY	220,849	0	(1)
	11/2024	AUD	2,168		$1,491	0	(9)
	11/2024		$584	NZD	929	6	0

60	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	10/2024		$12	IDR	189,043	$0	$0
	10/2024		209	INR	17,594	1	0
	10/2024		837	PLN	3,321	26	0
	11/2024	MXN	2,986		$149	0	(1)
	12/2024		2,460		128	5	0
	02/2025		4,554		224	0	(3)

IND	10/2024	KRW	296,567		221	0	(4)
	10/2024		$46	IDR	706,256	1	0

JPM	10/2024	CNH	9,252		$1,293	0	(29)
	10/2024	ILS	734		196	1	(1)
	10/2024	KRW	333,127		249	0	(4)
	10/2024		$76	CNH	535	1	0
	10/2024		50	ILS	184	0	0
	10/2024		925	PLN	3,585	7	0
	11/2024	CNH	534		$76	0	(1)
	11/2024	TWD	106,473		3,268	0	(113)
	11/2024		$624	TRY	23,452	22	0
	12/2024	MXN	1,088		$56	1	0
	05/2025	TRY	8,729		200	0	(6)
	05/2025		$536	TRY	23,841	25	0

MBC	10/2024	GBP	669		$895	0	0
	10/2024	KRW	1,124,472		842	0	(11)
	10/2024	PLN	1,079		283	3	0
	10/2024		$2,238	CAD	3,025	0	(2)
	10/2024		90	IDR	1,398,813	2	0
	10/2024		1,078	JPY	155,316	3	0
	10/2024		1,134	SGD	1,457	0	(1)
	11/2024	CAD	3,023		$2,238	2	0
	11/2024	SGD	1,455		1,134	1	0
	11/2024		$895	GBP	669	0	0
	11/2024		762	PLN	2,938	3	(3)

MYI	10/2024	KRW	428,047		$320	0	(5)
	10/2024	SGD	1,457		1,119	0	(15)
	10/2024		$92	IDR	1,431,586	2	0

NGF	10/2024		297		4,580,590	5	0

RBC	12/2024	MXN	2,853		$144	0	0

SCX	10/2024	CAD	3,026		2,246	9	0
	10/2024	EUR	2,077		2,308	0	(4)
	10/2024		$847	INR	71,214	2	0
	11/2024	CNH	5,393		$745	0	(28)
	11/2024	TWD	1,620		51	0	0

SSB	12/2024	MXN	1,282		67	2	0

TOR	10/2024	AUD	2,168		1,470	0	(29)
	10/2024	JPY	254,129		1,758	0	(10)
	11/2024		$1,758	JPY	252,962	10	0

UAG	10/2024	CHF	1,962		$2,335	17	0
	10/2024	JPY	119,926		837	3	0
	10/2024		$2,310	CHF	1,960	5	0
	10/2024		350	PLN	1,360	3	0
	10/2024		1,823	ZAR	33,355	105	0
	11/2024	CHF	1,953		$2,310	0	(5)
	11/2024		$838	JPY	119,374	0	(3)
	11/2024		20	PLN	77	0	0
	12/2024	MXN	16		$1	0	0

Total Forward Foreign Currency Contracts						$775	$(601)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290%	10/24/2024	2,000	$ (5)	$(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	2,000	(5)	(3)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	2,700	(5)	(21)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	2,700	(4)	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	1,000	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	1,000	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	1,500	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	1,500	(5)	(6)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	1,000	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	1,000	(3)	(3)

JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	2,000	(8)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	2,000	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	1,400	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	1,400	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	300	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	1,200	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	1,200	(3)	(4)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	800	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	800	(3)	(2)

Total Written Options							$(82)	$(73)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$1	$0	$0	$1	$(3)	$0	$0	$(3)	$(2)	$0	$(2)
BPS	104	0	0	104	(69)	(11)	0	(80)	24	0	24
BRC	213	0	0	213	(185)	(21)	0	(206)	7	0	7
CBK	171	0	0	171	(38)	0	0	(38)	133	0	133
DUB	4	0	0	4	(12)	0	0	(12)	(8)	0	(8)
FAR	15	0	0	15	(16)	(16)	0	(32)	(17)	0	(17)
GLM	32	0	0	32	(4)	(6)	0	(10)	22	0	22
IND	1	0	0	1	(4)	0	0	(4)	(3)	0	(3)
JPM	57	0	0	57	(154)	(8)	0	(162)	(105)	0	(105)
MBC	14	0	0	14	(17)	0	0	(17)	(3)	0	(3)
MYC	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
MYI	2	0	0	2	(20)	0	0	(20)	(18)	0	(18)
NGF	5	0	0	5	0	0	0	0	5	0	5
SCX	11	0	0	11	(32)	0	0	(32)	(21)	0	(21)
SSB	2	0	0	2	0	0	0	0	2	0	2
TOR	10	0	0	10	(39)	0	0	(39)	(29)	0	(29)
UAG	133	0	0	133	(8)	(5)	0	(13)	120	0	120

Total Over the Counter	$775	$0	$0	$775	$(601)	$(73)	$0	$(674)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

62	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,225	$3,225
Swap Agreements	0	0	0	0	622	622

	$0	$0	$0	$0	$3,847	$3,847

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$775	$0	$775

	$0	$0	$0	$775	$3,847	$4,622

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	1,320	1,320
Swap Agreements	0	0	0	0	183	183

	$0	$0	$0	$0	$1,504	$1,504

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$601	$0	$601
Written Options	0	0	0	0	73	73

	$0	$0	$0	$601	$73	$674

	$0	$0	$0	$601	$1,577	$2,178

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$50	$50
Futures	0	0	0	0	(23,177)	(23,177)
Swap Agreements	0	0	0	0	(6,959)	(6,959)

	$0	$0	$0	$0	$(30,086)	$(30,086)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$527	$0	$527
Written Options	0	0	0	0	630	630

	$0	$0	$0	$527	$630	$1,157

	$0	$0	$0	$527	$(29,456)	$(28,929)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	5,090	5,090
Swap Agreements	0	0	0	0	4,389	4,389

	$0	$0	$0	$0	$9,484	$9,484

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(52)	$0	$(52)
Written Options	0	0	0	0	(57)	(57)

	$0	$0	$0	$(52)	$(57)	$(109)

	$0	$0	$0	$(52)	$9,427	$9,375

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	63

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
U.S. Government Agencies	$0	$88,235	$0	$88,235
U.S. Treasury Obligations	0	1,106,052	0	1,106,052
Non-Agency Mortgage-Backed Securities	0	23,875	0	23,875
Asset-Backed Securities	0	28,935	0	28,935
Sovereign Issues	0	3,255	0	3,255

	$0	$1,250,352	$0	$1,250,352

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,017	$0	$0	$4,017

Total Investments	$4,017	$1,250,352	$0	$1,254,369

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$67	$3,780	$0	$3,847
Over the counter	0	775	0	775

	$67	$4,555	$0	$4,622

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(1,466)	0	(1,504)
Over the counter	0	(674)	0	(674)

	$(38)	$(2,140)	$0	$(2,178)

Total Financial Derivative Instruments	$29	$2,415	$0	$2,444

Totals	$4,046	$1,252,767	$0	$1,256,813

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

64	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO GNMA and Government Securities Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 212.5%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Preferred Term Securities Ltd.
6.462% (TSFR3M + 1.122%) due 07/03/2033 ~	$46	$46

Total Corporate Bonds & Notes (Cost $39)		46

U.S. GOVERNMENT AGENCIES 195.3%

Fannie Mae
0.000% due 11/25/2040 - 06/25/2043 •(a)	3,688	346
0.000% due 10/25/2042 - 10/25/2045 •	377	259
0.200% due 02/25/2043 •(a)	340	2
0.605% due 11/25/2049 •(a)	302	48
0.623% due 07/25/2044 ~(a)	252	13
0.671% due 07/25/2044 ~(a)	191	8
0.705% due 07/25/2052 ~(a)	177	9
0.755% due 08/25/2042 •(a)	451	40
0.758% due 01/25/2045 ~(a)	154	10
0.768% due 04/25/2046 ~(a)	150	8
0.805% due 11/25/2044 - 06/25/2048 •(a)	4,327	637
0.836% due 09/25/2045 ~(a)	153	10
0.840% due 10/25/2046 ~(a)	63	3
0.849% due 03/25/2045 ~(a)	378	23
0.908% due 04/25/2055 ~(a)	311	17
0.979% due 08/25/2044 ~(a)	141	8
1.058% due 08/25/2054 ~(a)	273	15
1.157% due 08/25/2055 ~(a)	187	11
1.166% due 07/25/2045 ~(a)	763	41
1.500% due 04/25/2028	6,456	6,217
2.349% due 01/25/2031 ~(a)	585	40
2.500% due 02/25/2051 (a)	3,377	549
3.000% due 03/25/2043 - 05/01/2058	3,480	3,070
3.000% due 04/25/2043 - 12/25/2048 (a)	919	118
3.045% due 04/01/2029	907	874
3.141% due 01/01/2048 •	3,725	3,618
3.500% due 08/01/2032 - 01/01/2059	10,725	9,923
3.500% due 08/25/2043 - 04/25/2046 (a)	182	21
3.525% due 08/01/2049 •	965	972
3.575% due 02/01/2026	1,000	989
3.679% due 04/25/2042 ~	279	265
3.750% due 02/01/2029	3,743	3,703
3.820% due 01/01/2029	748	743
3.940% due 10/25/2040 ~	416	417
4.000% due 06/01/2033 - 07/01/2034	620	613
4.000% due 06/25/2044 (a)	30	2
4.140% due 04/01/2028	781	785
4.374% due 02/01/2028 ~	1,999	2,002
4.385% due 04/01/2033	828	838
4.440% due 06/01/2033	2,000	2,025
4.490% due 04/01/2033	1,600	1,632
4.500% due 09/01/2028 - 09/01/2048	3,782	3,825
4.522% due 11/25/2031 ~	1,790	1,813
4.550% due 05/01/2028	100	102
4.580% due 08/01/2033	1,000	1,025
4.590% due 06/01/2033	9,903	10,166
4.680% due 06/01/2030	11,283	11,555
4.700% due 04/01/2033	2,037	2,084
4.770% due 12/01/2029	674	691
4.770% due 05/25/2042 ~	856	845
4.785% due 05/25/2042 ~	480	478
4.814% due 01/25/2042 ~	1,011	964
4.900% due 10/01/2028	355	366
4.940% due 03/25/2042 ~	498	495
4.990% due 03/01/2031	991	1,026
5.000% due 12/01/2035 - 10/01/2036	8	8
5.070% due 09/01/2033	834	881

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.300% due 09/01/2038	$961	$1,026
5.320% due 10/01/2043	194	204
5.410% due 12/01/2031	814	869
5.500% due 12/01/2032 - 10/01/2038	112	113
5.570% due 10/01/2028	435	450
5.610% due 10/01/2028	883	915
5.695% due 12/25/2047 •	4,172	4,107
5.700% due 08/01/2030	930	998
5.810% due 06/01/2031	13,800	14,571
5.820% due 11/01/2033	1,230	1,365
5.845% due 02/25/2049 •	198	196
5.850% due 11/01/2028	2,303	2,446
5.870% due 12/01/2033	1,500	1,669
5.960% due 11/01/2033	542	602
6.000% due 04/01/2032 - 10/01/2048	125	125
6.010% due 07/01/2028	1,146	1,220
6.095% due 10/25/2037 •	655	658
6.151% due 01/25/2051 •	17,267	17,522
6.277% due 02/01/2042 •	92	94
6.435% due 05/01/2035 •	101	104
6.500% due 04/25/2038 (a)	47	13
6.549% due 09/01/2041 •	141	146
6.660% due 04/01/2030	1,994	2,171
6.902% due 05/01/2038 •	647	667
6.961% due 01/01/2036 - 10/01/2037 •	1,309	1,364

Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(d)	5,258	3,732
0.000% due 05/15/2035 - 05/15/2041 •	4,368	4,301
0.117% due 05/15/2037 ~(a)	39	3
0.246% due 10/15/2037 ~(a)	53	4
0.395% due 10/15/2037 ~(a)	25	1
0.787% due 11/15/2038 ~(a)	164	12
0.817% due 03/15/2037 ~(a)	59	4
0.836% due 10/15/2041 ~(a)	105	7
0.895% due 08/15/2041 ~(a)	50	4
0.926% due 11/15/2036 ~(a)	154	8
0.972% due 02/15/2038 ~(a)	96	7
0.996% due 06/15/2038 ~(a)	126	12
1.179% due 08/15/2036 ~(a)	70	4
1.250% due 12/15/2044	7,604	6,406
1.500% due 03/15/2028	3,132	3,017
1.800% due 05/15/2044	5,677	5,466
2.000% due 11/25/2050 (a)	2,577	338
2.293% due 02/15/2027 •(a)	112	4
2.500% due 08/15/2027 - 10/15/2052 (a)	20,143	3,064
3.000% due 10/01/2026 - 12/25/2046	14,473	13,723
3.000% due 11/15/2027 - 06/25/2050 (a)	25,487	3,952
3.000% due 02/01/2032 (f)	525	512
3.050% due 03/01/2032	1,771	1,636
3.500% due 01/15/2043 - 04/25/2050 (a)	29,863	6,187
3.500% due 12/25/2046 - 03/01/2049	2,995	2,720
3.691% due 01/01/2050 •	875	862
4.000% due 07/15/2034 - 11/15/2042 (a)	1,768	255
4.000% due 04/01/2041 - 01/01/2049	10,675	10,489
4.188% due 07/25/2033 ~	520	489
4.400% due 06/01/2030	618	625
4.500% due 01/01/2036 - 11/01/2048	940	938
5.000% due 07/01/2033 - 03/01/2049	1,387	1,421
5.500% due 09/01/2034 - 03/01/2041	109	113
5.816% due 10/15/2037 - 04/15/2038 •	2,420	2,423
5.945% due 01/25/2050 •	151	150
5.957% due 06/15/2042 •	583	580
6.576% due 10/01/2039 •	698	724
6.700% due 05/01/2031 •	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.820% due 11/01/2036 •	$253	$262
6.862% due 11/01/2041 •	739	768
7.142% due 09/01/2034 •	316	330
7.500% due 08/15/2029 (a)	1	0

Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(d)	2,141	1,957
0.000% due 06/20/2042 - 08/16/2052 ~(a)	6,575	58
0.000% due 05/20/2043 - 09/20/2045 •	941	721
0.750% due 11/16/2051 ~(a)	14	0
0.975% due 09/20/2049 •(a)	1,789	261
2.000% due 02/20/2051 (a)	10,791	1,238
2.500% due 09/20/2027 (a)	469	12
2.500% due 06/15/2043 - 02/20/2063	23,333	20,270
2.500% due 03/20/2051 - 09/20/2051 (f)	106,042	93,422
3.000% due 11/20/2026 - 02/20/2053	107,171	96,057
3.000% due 01/20/2029 - 09/20/2051 (a)	6,122	881
3.000% due 01/20/2052 (f)	23,540	21,241
3.150% due 11/20/2042 - 12/20/2042	394	363
3.250% due 05/15/2042	457	434
3.500% due 11/20/2034 - 01/20/2063	114,332	107,782
3.500% due 05/15/2042 - 02/20/2053 (f)	83,405	78,696
3.500% due 08/20/2042 - 09/20/2046 (a)	1,402	177
3.625% due 08/20/2045 •	124	126
3.750% due 06/20/2045 - 12/20/2045	2,660	2,558
3.935% due 01/20/2031 ~	207	205
4.000% due 04/15/2025 - 08/20/2062	32,940	32,045
4.000% due 10/20/2043 (a)	46	5
4.050% due 04/15/2040 - 11/15/2040	799	783
4.156% due 06/20/2036 •	7,052	6,939
4.500% due 04/15/2030 - 08/20/2062	59,197	59,223
4.500% due 06/20/2045 (f)	375	375
4.500% due 08/20/2045 (a)	3,826	685
4.625% due 02/20/2030 - 01/20/2034 •	98	98
4.875% due 06/20/2038 •	31	31
4.875% due 08/15/2039 - 10/15/2040	230	232
5.000% due 12/20/2032 - 10/20/2062	18,716	18,899
5.000% due 12/20/2050 •	2,461	2,295
5.250% due 05/15/2033 - 10/15/2033	168	173
5.380% due 08/15/2034	46	47
5.475% due 06/15/2035	114	118
5.500% due 04/15/2025 - 01/20/2049	4,456	4,555
5.520% due 06/15/2034 - 02/15/2035	126	131
5.530% due 05/15/2035	74	76
5.570% due 03/15/2035	61	64
5.615% due 11/20/2036 •	9,878	9,734
5.680% due 12/15/2034	120	126
5.720% due 12/15/2034	49	51
5.750% due 09/15/2033	7	7
5.820% due 04/15/2034 - 12/15/2034	131	137
5.870% due 10/15/2034	54	56
5.875% due 10/15/2033	82	85
5.930% due 10/15/2034	82	87
5.970% due 08/15/2034	50	52
5.989% due 03/20/2058 •	286	286
5.995% due 02/20/2074 •	8,307	8,286
6.000% due 04/15/2027 - 02/20/2053	10,302	10,598
6.000% due 08/20/2053 (f)	19,951	20,401

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	65

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.020% due 01/15/2034	$58	$60
6.047% due 09/20/2062 •	2	2
6.067% due 05/20/2069 •	883	883
6.075% due 01/15/2034	84	87
6.135% due 04/20/2074 •	1,001	1,002
6.147% due 08/20/2061 •	5	5
6.167% due 10/20/2065 •	1	1
6.205% due 03/20/2073 •	8,240	8,278
6.250% due 01/15/2029 - 03/15/2029	18	19
6.267% due 06/20/2066 •	364	365
6.345% due 03/20/2073 •	19,708	19,913
6.347% due 04/20/2066 •	1,695	1,699
6.500% due 07/15/2025 - 07/20/2054	11,668	12,030
6.517% due 07/20/2070 - 08/20/2070 •	90,028	91,424
6.700% due 07/20/2026	5	5
6.717% due 09/20/2070 - 01/20/2071 •	62,251	63,652
6.767% due 09/20/2063 •	114	115
7.000% due 07/15/2025 - 12/20/2062	5,940	6,084
7.136% due 04/20/2061 •	588	588
7.250% due 12/15/2025 - 11/15/2027	1	1
7.500% due 10/15/2025 - 10/15/2035	131	135
7.535% due 12/20/2070 •	5,151	5,294
8.000% due 11/15/2025 - 07/15/2031	133	131
8.500% due 12/15/2029 - 12/15/2030	7	8

Ginnie Mae, TBA
2.000% due 10/01/2054 - 11/01/2054	289,500	245,554
2.500% due 10/01/2054	106,900	94,227
3.000% due 10/01/2054 - 11/01/2054	328,350	299,516
3.500% due 10/01/2054	51,650	48,531
4.000% due 10/01/2054 - 11/01/2054	154,250	149,248
4.500% due 10/01/2054	46,270	45,693
5.000% due 10/01/2054 - 11/01/2054	107,450	107,606
5.500% due 11/01/2054	16,100	16,256

Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	442	352
2.000% due 07/01/2028 - 06/01/2037	24,574	22,529
2.500% due 01/01/2028 - 03/01/2052	39,844	35,142
2.500% due 11/01/2050 - 04/01/2052 (f)	3,363	2,921
3.000% due 10/01/2026 - 02/01/2052	103,232	95,064
3.000% due 06/01/2050 (f)	16,574	15,194
3.500% due 02/01/2025 - 03/01/2052	52,230	49,749
3.500% due 08/01/2043 (f)	23,661	22,622
4.000% due 05/01/2033 - 07/01/2053	32,287	31,636
4.500% due 01/01/2026 - 07/01/2053	13,083	13,077
4.500% due 10/01/2052 (f)	17,238	16,976
5.000% due 04/01/2027 - 09/01/2053	10,598	10,728
5.500% due 11/01/2039 - 09/01/2053	6,165	6,347
6.000% due 07/01/2036 - 07/01/2054	120,888	124,007
6.000% due 07/01/2053 (f)	47,100	48,156
6.500% due 01/01/2054	379	403

Uniform Mortgage-Backed Security, TBA
3.500% due 10/01/2039	7,400	7,245
4.000% due 10/01/2054	13,700	13,158
4.500% due 10/01/2039	19,700	19,761
5.000% due 10/01/2039 - 10/01/2054	23,900	24,010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/01/2039 - 10/01/2054	$5,000	$5,106
6.000% due 10/01/2054 - 11/01/2054	162,035	165,611
6.500% due 11/01/2054	124,000	127,782
7.000% due 10/01/2054	13,000	13,507

Total U.S. Government Agencies (Cost $2,954,203)		2,899,053

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Inflation Protected Securities (e)
0.250% due 01/15/2025 (f)(h)	38,643	38,169
2.375% due 01/15/2025 (h)(j)	4,338	4,310

Total U.S. Treasury Obligations (Cost $42,639)		42,479

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.9%

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	453	460

Bear Stearns Structured Products, Inc. Trust
5.515% due 01/26/2036 ~	590	438

Citigroup Mortgage Loan Trust
6.500% due 06/25/2054 ~	2,210	2,250

Credit Suisse First Boston Mortgage Securities Corp.
6.059% due 03/25/2032 ~	4	4

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	1,128	953
4.699% due 05/27/2053 ~	1,445	1,190

Freddie Mac Multifamily Structured Pass Through Certificates
4.228% due 10/25/2034 ~	10,212	10,126
4.660% due 01/25/2031	3,300	3,368

Ginnie Mae
1.225% due 10/20/2050 •(a)	2,146	331
2.000% due 10/20/2050 (a)	26,707	2,542
2.500% due 05/20/2050 (a)	997	123
2.500% due 01/20/2051 (a)	22,927	2,989
2.500% due 09/20/2051 (a)	8,053	1,095
2.500% due 12/20/2051 (a)	3,166	403
3.000% due 12/20/2050 (a)	22,758	3,562
3.500% due 01/20/2046 (a)	946	143
3.500% due 01/20/2052	1,704	1,220
3.500% due 12/20/2068	3,235	3,094
3.500% due 01/20/2069 ~	2,880	2,763
6.095% due 03/20/2071 •	278	277
6.145% due 04/20/2073 •	1,901	1,904
6.245% due 07/20/2073 •	23,943	24,114
6.245% due 08/20/2073 •	6,237	6,282
6.245% due 11/20/2073 •	20,107	20,249
6.245% due 07/20/2074 •	5,814	5,859
6.315% due 08/20/2073 •	5,005	5,053
6.345% due 03/20/2073 •	2,028	2,034
6.445% due 05/20/2073 •	8,657	8,812
6.495% due 05/20/2073 •	1,455	1,479
6.845% due 08/20/2071 •	1,973	2,016

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	4,018	3,985

JP Morgan Mortgage Trust
3.000% due 05/25/2052 ~	6,677	5,860
5.869% due 12/25/2049 •	672	643

La Hipotecaria El Salvadorian Mortgage Trust
3.000% due 09/08/2039 «•	3,010	2,969
3.358% due 01/15/2046 «	1,647	1,564
3.508% due 11/24/2042 «•	2,280	2,206
4.250% due 09/29/2046 «	3,322	3,207

MFA Trust
1.381% due 04/25/2065 ~	2,044	1,946

Mortgage Equity Conversion Asset Trust
4.360% due 02/25/2042 •	1,171	1,149
4.410% due 05/25/2042 •	5,362	5,250

Structured Asset Mortgage Investments Trust
5.739% due 09/19/2032 •	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	$2,005	$1,831
2.710% due 01/25/2060 ~	1,462	1,400

Total Non-Agency Mortgage-Backed Securities (Cost $148,619)		147,146

ASSET-BACKED SECURITIES 3.7%

Anchorage Capital CLO Ltd.
6.985% due 04/20/2037 •	3,700	3,723

Apex Credit CLO Ltd.
7.082% due 04/20/2036 •	2,000	2,017

Ares CLO Ltd.
6.606% due 04/17/2033 •	3,500	3,503

Benefit Street Partners CLO Ltd.
6.632% due 04/20/2034 •	4,000	4,007

BlueMountain CLO Ltd.
6.475% due 10/25/2030 •	2,917	2,920

Bryant Park Funding Ltd.
6.932% due 04/15/2037 •	2,000	2,013

Cathedral Lake Ltd.
6.765% due 01/20/2035 •	1,000	1,001

Centex Home Equity Loan Trust
5.269% due 01/25/2032 •	5	5

Diameter Capital CLO Ltd.
6.936% due 04/15/2037 •	2,600	2,615
7.131% due 01/15/2037 •	3,300	3,325

Dryden Senior Loan Fund
6.429% due 10/19/2029 •	3,358	3,364
6.451% due 07/15/2030 •	2,501	2,504

Generate CLO Ltd.
7.112% due 10/20/2036 •	1,300	1,310

GoldenTree Loan Management U.S. CLO Ltd.
6.433% due 04/24/2031 •	3,734	3,736

Home Equity Asset Trust
5.569% due 11/25/2032 •	3	2

KKR CLO Ltd.
6.726% due 02/09/2035 •	1,800	1,802

Magnetite Ltd.
6.451% due 10/15/2031 •	1,673	1,674

Marathon CLO Ltd.
6.662% due 01/20/2033 •	2,400	2,401

Marble Point CLO Ltd.
6.482% due 01/20/2032 •	475	475
6.603% due 10/15/2030 •	1,320	1,321

Palmer Square CLO Ltd.
6.602% due 04/20/2035 •	1,100	1,100

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	536	542

Sound Point CLO Ltd.
6.733% due 07/15/2034 •	500	500

Sycamore Tree CLO Ltd.
6.962% due 01/20/2037 •	2,900	2,917

TCW CLO Ltd.
6.886% due 01/16/2037 •	1,200	1,206

Trinitas CLO Ltd.
6.655% due 04/25/2033 •	2,900	2,904

Venture CLO Ltd.
6.444% due 10/20/2028 •	190	190

Voya CLO Ltd.
6.482% due 07/20/2032 •	1,000	1,000

Total Asset-Backed Securities (Cost $53,908)		54,077

SHORT-TERM INSTRUMENTS 0.7%

U.S. TREASURY BILLS 0.7%
5.034% due 10/31/2024 - 12/05/2024 (c)(d)(h)(j)	10,721	10,669

Total Short-Term Instruments (Cost $10,666)		10,669

Total Investments in Securities (Cost $3,210,074)		3,153,470

66	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.9%

SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%

PIMCO Short-Term Floating NAV Portfolio III	1,422,749	$13,853

Total Short-Term Instruments (Cost $13,853)		13,853

Total Investments in Affiliates (Cost $13,853)		13,853

Total Investments 213.4% (Cost $3,223,927)		$3,167,323

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $7,771)		3,006

Other Assets and Liabilities, net (113.6)%		(1,686,057)

Net Assets 100.0%		$1,484,272

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	5.030%	09/19/2024	10/10/2024	$(523)	$(525)
FAR	5.290	09/16/2024	10/15/2024	(201,610)	(202,054)
SAL	5.290	09/16/2024	10/15/2024	(107,648)	(107,885)

Total Reverse Repurchase Agreements					$(310,464)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (51.1)%
Uniform Mortgage-Backed Security, TBA	1.500%	10/01/2039	$1,000	$(901)	$(893)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2039	39,000	(35,923)	(35,748)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2039	1,625	(1,510)	(1,524)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2054	54,750	(47,812)	(47,320)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2039	11,100	(10,582)	(10,648)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2054	299,400	(271,198)	(269,074)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2054	204,400	(189,246)	(190,514)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2039	10,400	(10,363)	(10,328)
Uniform Mortgage-Backed Security, TBA	4.000	10/15/2054	6,200	(5,973)	(5,955)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2054	49,743	(48,055)	(47,816)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	67

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Uniform Mortgage-Backed Security, TBA	4.500%	12/01/2054	$577	$(571)	$(568)
Uniform Mortgage-Backed Security, TBA	5.000	10/15/2054	28,650	(28,669)	(28,635)
Uniform Mortgage-Backed Security, TBA	5.000	11/01/2054	11,500	(11,526)	(11,495)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2054	96,700	(98,075)	(97,827)

Total Short Sales (51.1)%				$(760,404)	$(758,345)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BSN	$0	$(525)	$0	$(525)	$525	$(0)
FAR	0	(202,054)	0	(202,054)	209,326	7,272
SAL	0	(107,885)	0	(107,885)	110,654	2,769

Total Borrowings and Other Financing Transactions	$0	$(310,464)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(309,939)	$0	$0	$(309,939)
U.S. Treasury Obligations	0	(525)	0	0	(525)

Total Borrowings	$0	$(310,464)	$0	$0	$(310,464)

Payable for reverse repurchase agreements					$(310,464)

(f)	Securities with an aggregate market value of $320,505 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(300,557) at a weighted average interest rate of 5.429%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	171	$41,450	$(64)	$0	$(22)
U.S. Treasury 10-Year Note December Futures	12/2024	1,499	171,308	177	0	(679)

				$113	$0	$(701)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	171	$(41,468)	$55	$39	$0
30-Day Fed Fund October Futures	10/2024	258	(102,327)	(280)	0	0
U.S. Treasury 2-Year Note December Futures	12/2024	113	(23,531)	(48)	42	0

				$(273)	$81	$0

Total Futures Contracts				$(160)	$81	$(701)

68	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.600%	Annual	02/02/2025	$69,000	$92	$287	$379	$14	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/05/2025	126,500	267	1,049	1,316	28	0
Pay	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/05/2025	126,500	(129)	(553)	(682)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/06/2025	119,500	95	544	639	25	0
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	05/30/2025	38,400	46	(198)	(152)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	06/18/2025	52,000	81	(341)	(260)	36	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	295,900	(641)	1,584	943	362	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	38,600	257	107	364	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	12,000	117	(131)	(14)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	28,400	558	(717)	(159)	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029	4,800	18	(93)	(75)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	30,600	(993)	(66)	(1,059)	83	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	04/10/2029	31,300	(111)	780	669	0	(76)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	32,500	462	380	842	0	(81)
Pay	1-Day USD-SOFR Compounded-OIS	3.569	Annual	07/10/2030	3,700	(137)	182	45	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.740	Annual	07/10/2030	2,150	(58)	105	47	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.123	Annual	10/06/2030	15,800	(79)	613	534	0	(48)
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	19,500	(103)	759	656	0	(60)
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	18,100	(77)	707	630	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	7,300	(27)	286	259	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	23,700	(72)	927	855	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	24,400	31	(958)	(927)	75	0
Pay	1-Day USD-SOFR Compounded-OIS	4.320	Annual	10/10/2030	3,800	26	151	177	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	21,500	(342)	955	613	0	(66)
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	24,500	(144)	1,107	963	0	(75)
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	7,000	(36)	317	281	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	137,400	(128)	384	256	413	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	8,400	340	(352)	(12)	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	29,800	133	239	372	0	(89)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	5,400	113	(201)	(88)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.959	Annual	04/08/2031	15,400	(48)	566	518	0	(45)
Pay	1-Day USD-SOFR Compounded-OIS	3.990	Annual	04/08/2031	7,300	(30)	290	260	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	12,600	271	60	331	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	10,800	226	(54)	172	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	8,900	197	(96)	101	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.916	Annual	06/10/2031	42,200	(315)	1,769	1,454	0	(120)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	70,800	500	(2,239)	(1,739)	214	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	08/21/2031	7,600	155	(61)	94	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	77,600	(552)	551	(1)	242	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	64,600	2,235	(4,262)	(2,027)	204	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	34,600	(662)	(685)	(1,347)	105	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	17,500	1,079	(597)	482	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	8,300	513	(785)	(272)	33	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	8,200	(97)	(231)	(328)	31	0

Total Swap Agreements						$3,031	$2,079	$5,110	$2,198	$(995)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$81	$2,198	$2,279	$0	$(701)	$(995)	$(1,696)

(h)

Securities with an aggregate market value of $9,474 and cash of $24,269 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	69

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	09/11/2025	30,000	$81	$88

BPS	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	10/17/2025	18,500	37	3
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.483	11/25/2024	23,800	150	475
	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.483	11/25/2024	23,800	151	1
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.348	12/06/2024	17,000	128	264

BRC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/12/2025	87,400	26	21

CBK	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/25/2025	105,200	174	29

DUB	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	10/31/2024	28,300	24	0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	12/16/2024	61,000	72	0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	11/03/2025	18,400	31	3
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.250	11/29/2024	16,700	399	6
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	01/28/2025	36,400	211	2

GLM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.300	03/13/2025	20,000	36	0
	Call - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.450	11/07/2024	16,600	23	5
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.500	03/10/2025	16,200	110	64
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.500	08/22/2025	20,000	254	167
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	6.000	10/17/2025	39,000	253	39

JPM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.250	03/03/2025	51,000	82	1
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.308	05/14/2025	98,100	77	32

MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.250	10/24/2024	47,000	39	0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	12/16/2024	26,000	43	0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	01/21/2025	100,300	110	0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	03/25/2025	103,100	127	3
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	10/17/2025	39,000	76	6
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.500	10/08/2024	31,700	180	484
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.530	12/03/2024	17,000	115	390
	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.530	12/03/2024	17,000	115	1
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.372	12/05/2024	8,500	62	139
	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.372	12/05/2024	8,500	62	1
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.870	01/21/2025	34,300	145	221
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.313	06/08/2026	17,000	349	551
	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.313	06/08/2026	17,000	349	172
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.970	10/08/2024	31,700	224	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.014	10/08/2024	55,800	368	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	03/13/2025	65,400	49	34
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/12/2025	26,200	68	77
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/16/2025	26,100	70	78
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/26/2025	33,900	122	108
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	6.000	10/17/2025	18,500	127	19

NGF	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	10/22/2025	20,000	37	3
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	6.000	10/22/2025	20,000	123	21
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	6.000	11/03/2025	20,200	134	23

							$5,413	$3,531

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2054	$97.367	10/08/2024	14,000	$36	$0

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2054	97.656	10/08/2024	13,800	29	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 10/01/2054	99.063	10/08/2024	14,700	10	0

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 10/01/2054	98.992	10/08/2024	15,900	20	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 10/01/2054	99.043	10/08/2024	16,000	12	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 10/01/2054	99.195	10/08/2024	16,000	19	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 10/01/2054	103.813	10/08/2024	11,600	4	0

					$130	$0

Total Purchased Options					$5,543	$3,531

70	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.180%	10/08/2024	12,400	$ (35)	$0

BRC	Call - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.630	10/08/2024	4,000	(7)	0

JPM	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.171	10/08/2024	11,700	(19)	0
	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.173	10/08/2024	9,900	(20)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.145	10/08/2024	9,200	(28)	0

							$ (109)	$0

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$91.109	10/08/2024	32,000	$(170)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.109	10/08/2024	32,000	(154)	(629)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2054	99.133	10/08/2024	8,500	(13)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 11/01/2054	103.391	11/07/2024	31,000	(22)	(7)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	91.125	10/08/2024	21,500	(121)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.125	10/08/2024	21,500	(102)	(419)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054	98.641	10/08/2024	23,500	(81)	(45)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2054	98.484	10/08/2024	8,000	(18)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2054	99.125	10/08/2024	8,000	(13)	(3)

					$(694)	$(1,108)

Total Written Options					$(803)	$(1,108)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$88	$0	$88	$0	$0	$0	$0	$88	$0	$88
BPS	0	743	0	743	0	0	0	0	743	(960)	(217)
BRC	0	21	0	21	0	0	0	0	21	0	21
CBK	0	29	0	29	0	0	0	0	29	(50)	(21)
DUB	0	11	0	11	0	0	0	0	11	(60)	(49)
GLM	0	275	0	275	0	0	0	0	275	(280)	(5)
JPM	0	33	0	33	0	(640)	0	(640)	(607)	839	232
MSC	0	0	0	0	0	0	0	0	0	3	3
MYC	0	2,284	0	2,284	0	0	0	0	2,284	(2,250)	34
NGF	0	47	0	47	0	0	0	0	47	0	47
SAL	0	0	0	0	0	(468)	0	(468)	(468)	645	177

Total Over the Counter	$0	$3,531	$0	$3,531	$0	$(1,108)	$0	$(1,108)

(j)

Securities with an aggregate market value of $1,487 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	71

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$81	$81
Swap Agreements	0	0	0	0	2,198	2,198

	$0	$0	$0	$0	$2,279	$2,279

Over the counter
Purchased Options	$0	$0	$0	$0	$3,531	$3,531

	$0	$0	$0	$0	$5,810	$5,810

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$701	$701
Swap Agreements	0	0	0	0	995	995

	$0	$0	$0	$0	$1,696	$1,696

Over the counter
Written Options	$0	$0	$0	$0	$1,108	$1,108

	$0	$0	$0	$0	$2,804	$2,804

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,909	$3,909
Swap Agreements	0	0	0	0	(88)	(88)

	$0	$0	$0	$0	$3,821	$3,821

Over the counter
Purchased Options	$0	$0	$0	$0	$(3,119)	$(3,119)
Written Options	0	0	0	0	5,077	5,077

	$0	$0	$0	$0	$1,958	$1,958

	$0	$0	$0	$0	$5,779	$5,779

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(785)	$(785)
Swap Agreements	0	0	0	0	(11,859)	(11,859)

	$0	$0	$0	$0	$(12,644)	$(12,644)

Over the counter
Purchased Options	$0	$0	$0	$0	$(221)	$(221)
Written Options	0	0	0	0	(1,747)	(1,747)

	$0	$0	$0	$0	$(1,968)	$(1,968)

	$0	$0	$0	$0	$(14,612)	$(14,612)

72	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$46	$0	$46
U.S. Government Agencies	0	2,899,053	0	2,899,053
U.S. Treasury Obligations	0	42,479	0	42,479
Non-Agency Mortgage-Backed Securities	0	137,200	9,946	147,146
Asset-Backed Securities	0	54,077	0	54,077
Short-Term Instruments
U.S. Treasury Bills	0	10,669	0	10,669

	$0	$3,143,524	$9,946	$3,153,470

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,853	$0	$0	$13,853

Total Investments	$13,853	$3,143,524	$9,946	$3,167,323

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(758,345)	$0	$(758,345)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,279	0	2,279
Over the counter	0	3,531	0	3,531

	$0	$5,810	$0	$5,810

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,696)	0	(1,696)
Over the counter	0	(1,108)	0	(1,108)

	$0	$(2,804)	$0	$(2,804)

Total Financial Derivative Instruments	$0	$3,006	$0	$3,006

Totals	$13,853	$2,388,185	$9,946	$2,411,984

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	73

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 120.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

Altice France SA
9.185% (EURIBOR 3MO + 5.500%) due 08/15/2028 ~	EUR	947	$798

Asplundh Tree Expert LLC
6.595% due 05/23/2031		$999	1,001

Avolon TLB Borrower 1 U.S. LLC
6.961% due 06/22/2028		12,628	12,669

Broadcom, Inc.
5.980% due 08/14/2026 «		6,000	5,985

Carnival Corp.
7.595% due 08/08/2027		3,901	3,916

Castlelake LP
2.950% due 05/13/2031 «		21,976	20,826

Charter Communications Operating LLC
7.082% (TSFR3M + 1.750%) due 02/01/2027		7,677	7,676
7.332% (TSFR3M + 2.000%) due 12/07/2030		13,895	13,793

Chromalloy Corp.
9.082% (TSFR3M + 3.750%) due 03/27/2031		1,490	1,419

Citadel Securities LP
7.095% due 07/29/2030		2,772	2,774

Concentra Health Services, Inc.
7.095% due 07/28/2031 «		800	799

Cotiviti, Inc.
8.451% due 05/01/2031 «		17,313	17,324

Delos Aircraft Designated Activity Co.
6.354% due 10/31/2027		17,400	17,523

DirecTV Financing LLC
10.210% due 08/02/2029		1,026	1,012

Encina Private Credit LLC
TBD% - 9.027% due 11/30/2025 «µ		6,213	6,092

GBT U.S. LLC
8.279% (TSFR3M + 3.000%) due 07/25/2031		2,000	1,998

Modena Buyer LLC
9.104% due 07/01/2031		3,900	3,743

Ontario Gaming GTA LP
8.893% due 08/01/2030		5,856	5,858

Project Hudson II
7.730% due 05/29/2026 «		6,000	6,054

Setanta Aircraft Leasing Designated Activity Co.
6.354% due 11/05/2028		5,000	5,034

SkyMiles IP Ltd.
9.032% due 10/20/2027		1,036	1,057

Vistra Zero Operating Co. LLC
7.595% due 04/30/2031		1,791	1,798

Westmoreland Mining Holdings LLC
8.000% due 03/15/2029		1,493	978

Total Loan Participations and Assignments (Cost $141,673)			140,127

CORPORATE BONDS & NOTES 69.8%

BANKING & FINANCE 33.2%

AerCap Ireland Capital DAC
1.650% due 10/29/2024		10,000	9,972
2.450% due 10/29/2026		36,716	35,272
3.000% due 10/29/2028		1,466	1,385
3.650% due 07/21/2027		2,770	2,718
3.875% due 01/23/2028		1,425	1,401
4.625% due 09/10/2029		6,200	6,205

Agree LP
4.800% due 10/01/2032		500	496

AIA Group Ltd.
3.200% due 09/16/2040		800	629

Air Lease Corp.
3.750% due 06/01/2026		5,900	5,837

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aircastle Ltd.
2.850% due 01/26/2028	$4,500	$4,211
4.250% due 06/15/2026	4,400	4,371
5.950% due 02/15/2029	1,400	1,451
6.500% due 07/18/2028	15,709	16,486

Alamo Re Ltd.
12.296% (T-BILL 1MO + 7.750%) due 06/07/2027 ~	2,400	2,487
15.796% (T-BILL 1MO + 11.250%) due 06/08/2026 ~	2,400	2,532

Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025	4,600	4,565

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(d)(k)	3,100	186

Ally Financial, Inc.
4.625% due 03/30/2025	3,600	3,588
4.750% due 06/09/2027	3,400	3,398
5.800% due 05/01/2025	1,500	1,506
6.700% due 02/14/2033	1,000	1,023
6.848% due 01/03/2030 •	7,500	7,923
6.992% due 06/13/2029 •	5,700	6,029
8.000% due 11/01/2031	14,400	16,307

American Assets Trust LP
3.375% due 02/01/2031	17,000	14,792

American Express Co.
5.284% due 07/26/2035 •	15,001	15,625

American Homes 4 Rent LP
2.375% due 07/15/2031	2,000	1,720
3.375% due 07/15/2051	500	354
3.625% due 04/15/2032	1,600	1,480
4.250% due 02/15/2028	3,667	3,637

American National Group, Inc.
5.750% due 10/01/2029 (b)	7,300	7,347

American Tower Corp.
1.875% due 10/15/2030	8,700	7,499
2.750% due 01/15/2027	18,800	18,172
2.950% due 01/15/2025	22,500	22,351
2.950% due 01/15/2051 (m)	34,500	23,429
3.650% due 03/15/2027	1,900	1,871
3.800% due 08/15/2029	11,030	10,735
3.950% due 03/15/2029	5,470	5,364
4.400% due 02/15/2026	3,581	3,579
5.800% due 11/15/2028	9,717	10,213
5.900% due 11/15/2033	15,000	16,130

Antares Holdings LP
2.750% due 01/15/2027	7,000	6,561
3.750% due 07/15/2027	6,250	5,932
3.950% due 07/15/2026	13,950	13,573
6.500% due 02/08/2029	1,000	1,016
7.950% due 08/11/2028	4,200	4,461

Aon North America, Inc.
5.125% due 03/01/2027	11,100	11,358

Apollo Debt Solutions BDC
6.700% due 07/29/2031	7,000	7,214
6.900% due 04/13/2029	7,500	7,799

Ares Capital Corp.
2.150% due 07/15/2026	1,900	1,806
2.875% due 06/15/2027	14,100	13,343
2.875% due 06/15/2028	2,100	1,938
5.950% due 07/15/2029	6,200	6,367

Ares Finance Co. LLC
3.250% due 06/15/2030	13,900	12,999
4.125% due 06/30/2051 •	4,900	4,684

Ares Management Corp.
6.375% due 11/10/2028	15,500	16,678

Ares Strategic Income Fund
5.600% due 02/15/2030 (b)	7,600	7,543

Armor RE Ltd.
14.852% (T-BILL 3MO + 10.250%) due 05/07/2031 ~	2,100	2,190

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	7,150	6,478
3.600% due 09/15/2051	4,800	3,536
6.125% due 09/15/2028	8,000	8,496

Athene Global Funding
5.516% due 03/25/2027	18,200	18,637
5.526% due 07/11/2031	4,700	4,833

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.583% due 01/09/2029		$6,000	$6,216
5.684% due 02/23/2026		6,300	6,394

Aviation Capital Group LLC
3.500% due 11/01/2027		16,454	15,879
4.875% due 10/01/2025		10,591	10,583
5.375% due 07/15/2029		5,500	5,621
6.250% due 04/15/2028		4,700	4,914

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		6,300	6,063
2.528% due 11/18/2027		10,559	9,863
3.250% due 02/15/2027		8,600	8,299
4.250% due 04/15/2026		22,844	22,617

AXIS Specialty Finance PLC
4.000% due 12/06/2027		17,200	16,940

Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	8,500	9,414

Banco Bilbao Vizcaya Argentaria SA
7.883% due 11/15/2034 •		$4,000	4,593

Banco BTG Pactual SA
2.750% due 01/11/2026		5,900	5,724
4.500% due 01/10/2025		7,800	7,776

Banco General SA
4.125% due 08/07/2027		3,900	3,820

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		6,750	6,641

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375% due 04/17/2025		8,800	8,819

Banco Santander SA
4.175% due 03/24/2028 •		1,600	1,585
5.552% due 03/14/2028 •		2,275	2,325
9.625% due 05/21/2033 •(j)(k)		3,000	3,534

Bank of America Corp.
1.319% due 06/19/2026 •		11,300	11,024
1.898% due 07/23/2031 •		19,100	16,577
2.299% due 07/21/2032 •		26,300	22,778
2.551% due 02/04/2028 •		52,400	50,353
2.687% due 04/22/2032 •		17,500	15,614
2.972% due 02/04/2033 •		27,000	24,192
3.093% due 10/01/2025 •		10,000	10,000
3.593% due 07/21/2028 •		8,000	7,854
3.824% due 01/20/2028 •		1,800	1,781
3.970% due 03/05/2029 •		18,700	18,483
4.571% due 04/27/2033 •		16,600	16,526
5.015% due 07/22/2033 •		6,500	6,672
5.288% due 04/25/2034 •		12,800	13,312
5.819% due 09/15/2029 •		7,600	8,000
8.050% due 06/15/2027		12,000	13,016

Bank of America NA
5.526% due 08/18/2026		10,000	10,273
6.000% due 10/15/2036		4,600	5,087

Bank of Montreal
4.689% due 07/28/2029		5,000	5,134

Bank of Nova Scotia
8.000% due 01/27/2084 •(k)		2,600	2,792
8.214% (TSFR3M + 2.910%) due 01/12/2025 ~(j)(k)		368	363

Bank One Michigan
8.250% due 11/01/2024		150	150

Barclays PLC
4.375% due 01/12/2026		28,965	28,920
5.335% due 09/10/2035 •		6,300	6,373
5.690% due 03/12/2030 •		2,700	2,809
5.851% due 03/21/2035 •	GBP	2,000	2,710
6.224% due 05/09/2034 •		$12,200	13,149
6.496% due 09/13/2027 •		13,000	13,469
6.692% due 09/13/2034 •		3,700	4,117
9.625% due 12/15/2029 •(j)(k)		5,500	6,206

Bayou Re Ltd.
13.046% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		900	933
23.102% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		1,100	1,175

BBVA Bancomer SA
1.875% due 09/18/2025		1,000	974

74	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 09/10/2029		$1,700	$1,726
8.125% due 01/08/2039 •(k)		10,000	10,607
8.450% due 06/29/2038 •(k)		14,600	15,931

BGC Group, Inc.
3.750% due 10/01/2024		10,000	10,000
4.375% due 12/15/2025		10,000	9,909
8.000% due 05/25/2028		5,000	5,382

Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	12,583
2.000% due 01/30/2032		$5,600	4,711
2.800% due 09/30/2050		5,300	3,477
4.450% due 07/15/2045		2,300	2,068
5.000% due 06/15/2044		3,900	3,827

Blackstone Private Credit Fund
2.350% due 11/22/2024		6,700	6,668
4.700% due 03/24/2025		5,400	5,387

Blackstone Secured Lending Fund
5.875% due 11/15/2027		12,200	12,410

Block Financial LLC
3.875% due 08/15/2030		7,600	7,272

Blue Owl Capital Corp.
2.875% due 06/11/2028 (m)		2,357	2,160

Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	4,458
4.375% due 02/15/2032		11,700	10,817
6.250% due 04/18/2034		4,200	4,400

BNP Paribas SA
3.132% due 01/20/2033 •		4,400	3,931
4.400% due 08/14/2028		4,900	4,877
7.375% due 09/10/2034 •(j)(k)		25,900	27,017
8.500% due 08/14/2028 •(j)(k)		11,400	12,259

BPCE SA
5.716% due 01/18/2030 •		5,250	5,424
6.612% due 10/19/2027 •		13,000	13,498
7.003% due 10/19/2034 •		6,006	6,730

Brandywine Operating Partnership LP
3.950% due 11/15/2027		4,975	4,760
4.550% due 10/01/2029		500	471

Brixmor Operating Partnership LP
3.850% due 02/01/2025		5,475	5,445

Broadstone Net Lease LLC
2.600% due 09/15/2031		2,900	2,445

Brookfield Capital Finance LLC
6.087% due 06/14/2033		6,300	6,822

Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	4,833
3.900% due 01/25/2028		12,700	12,528
4.850% due 03/29/2029		6,725	6,860

Brown & Brown, Inc.
4.950% due 03/17/2052		400	367

CaixaBank SA
5.673% due 03/15/2030 •		2,800	2,909
6.037% due 06/15/2035 •		2,000	2,126

Cantor Fitzgerald LP
4.500% due 04/14/2027		300	297
7.200% due 12/12/2028		21,000	22,295

Cape Lookout Re Ltd.
12.546% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		12,000	12,261

Capital One Financial Corp.
6.312% due 06/08/2029 •		11,500	12,116

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		3,000	2,877

Caterpillar Financial Services Corp.
1.450% due 05/15/2025		405	398

CBRE Services, Inc.
5.950% due 08/15/2034		2,400	2,579

Charles River Re Ltd.
11.296% due 05/10/2031 •		300	309

Charles Schwab Corp.
6.196% due 11/17/2029 •		4,200	4,491

Chubb INA Holdings, Inc.
3.350% due 05/03/2026		350	346

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CI Financial Corp.
3.200% due 12/17/2030		$5,100	$4,323
7.500% due 05/30/2029		1,700	1,774

Citibank NA
5.488% due 12/04/2026		9,000	9,262
5.570% due 04/30/2034		1,000	1,067

Citigroup, Inc.
3.200% due 10/21/2026		18,190	17,821
4.075% due 04/23/2029 •		1,260	1,248
4.412% due 03/31/2031 •		5,000	4,967
4.542% due 09/19/2030 •		11,900	11,917
5.174% due 02/13/2030 •		5,600	5,754
5.449% due 06/11/2035 •		18,900	19,721
5.827% due 02/13/2035 •		6,100	6,373

CNA Financial Corp.
5.125% due 02/15/2034		1,600	1,637
5.500% due 06/15/2033		10,900	11,491

Constellation Insurance, Inc.
6.800% due 01/24/2030		21,100	21,248

Consumers 2023 Securitization Funding LLC
5.210% due 09/01/2031		200	208
5.550% due 03/01/2028		308	311

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		15,900	15,360
3.750% due 07/21/2026		510	503

COPT Defense Properties LP
2.250% due 03/15/2026		9,800	9,471

Corebridge Financial, Inc.
3.650% due 04/05/2027		7,600	7,479
3.850% due 04/05/2029		4,300	4,191
6.375% due 09/15/2054 •		1,000	1,013
6.875% due 12/15/2052 •		5,500	5,695

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2026 (c)	EUR	211	95

CoStar Group, Inc.
2.800% due 07/15/2030		$12,400	11,175

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	6,000	1,663

Credit Agricole SA
4.631% due 09/11/2028 •		$3,500	3,517
7.500% due 06/23/2026 •(j)(k)	GBP	300	408

Crown Castle, Inc.
3.650% due 09/01/2027		$2,443	2,395
3.700% due 06/15/2026		4,230	4,180
3.800% due 02/15/2028		15,524	15,241
4.000% due 03/01/2027		3,100	3,079
4.300% due 02/15/2029		8,680	8,606
4.450% due 02/15/2026		15,300	15,296
5.200% due 09/01/2034		1,800	1,824

CubeSmart LP
2.250% due 12/15/2028		3,200	2,945
4.375% due 02/15/2029		3,625	3,608

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		19,100	18,823

Danske Bank AS
5.427% due 03/01/2028 •		3,000	3,076

Deutsche Bank AG
2.129% due 11/24/2026 •		30,800	29,837
2.625% due 12/16/2024	GBP	14,300	19,001
3.547% due 09/18/2031 •		$2,600	2,424
5.403% due 09/11/2035 •		4,000	4,027
5.625% due 05/19/2031 •	EUR	5,500	6,269

Digital Stout Holding LLC
3.750% due 10/17/2030	GBP	1,100	1,359

Discover Financial Services
4.500% due 01/30/2026		$4,200	4,196

DOC DR LLC
3.950% due 01/15/2028		5,400	5,318

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		7,900	6,696

East Lane Re Ltd.
13.796% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		5,700	5,720

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eaton Vance Corp.
3.500% due 04/06/2027		$1,200	$1,181

Encore Capital Group, Inc.
8.500% due 05/15/2030		3,700	3,903

EPR Properties
3.600% due 11/15/2031		4,600	4,105
4.500% due 04/01/2025		7,200	7,164
4.500% due 06/01/2027		9,400	9,265
4.750% due 12/15/2026		8,000	7,972
4.950% due 04/15/2028		2,600	2,578

Equitable Holdings, Inc.
5.594% due 01/11/2033		5,900	6,182

ERP Operating LP
4.650% due 09/15/2034		7,500	7,468

Erste Group Bank AG
4.250% due 10/15/2027 •(j)(k)	EUR	200	209

Essex Portfolio LP
2.550% due 06/15/2031		$3,000	2,625
2.650% due 03/15/2032		2,500	2,178
3.500% due 04/01/2025		1,875	1,862
5.500% due 04/01/2034		4,032	4,193

Everglades Re II Ltd.
15.046% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		300	313
16.046% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		300	312
17.296% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		300	314

Extra Space Storage LP
3.875% due 12/15/2027		7,080	6,988

F&G Global Funding
5.875% due 06/10/2027		4,000	4,101

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	18,003
4.625% due 04/29/2030		$7,700	7,696
6.000% due 12/07/2033		6,300	6,629
6.350% due 03/22/2054		1,400	1,498

Fidelity National Financial, Inc.
3.200% due 09/17/2051		4,500	3,017

First American Financial Corp.
4.600% due 11/15/2024		5,115	5,100

Fish Pond Re Ltd.
8.546% (T-BILL 1MO + 4.000%) due 01/08/2027 ~		4,000	4,082

Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	2,900	3,190
2.386% due 02/17/2026		200	220
2.900% due 02/16/2028		$1,734	1,610
3.250% due 09/15/2025	EUR	2,100	2,337
3.375% due 11/13/2025		$2,900	2,846
4.125% due 08/17/2027		4,372	4,259
4.190% due 12/01/2024 •	EUR	400	446
4.389% due 01/08/2026		$1,200	1,190
4.535% due 03/06/2025	GBP	3,400	4,519
5.800% due 03/05/2027		$5,800	5,907
5.800% due 03/08/2029		13,100	13,320
5.850% due 05/17/2027		7,000	7,128
6.950% due 03/06/2026		2,887	2,956
6.950% due 06/10/2026		3,985	4,104
7.350% due 11/04/2027		5,900	6,267
7.350% due 03/06/2030		1,215	1,316

Franklin Resources, Inc.
2.950% due 08/12/2051		3,900	2,666

Freedom Mortgage Corp.
6.625% due 01/15/2027		2,200	2,207
12.000% due 10/01/2028		6,900	7,543

Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		2,200	2,265

FS KKR Capital Corp.
1.650% due 10/12/2024		8,500	8,486
3.125% due 10/12/2028		3,800	3,453
6.875% due 08/15/2029		9,600	9,999
7.875% due 01/15/2029		6,400	6,885

GA Global Funding Trust
5.500% due 01/08/2029		5,000	5,188

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	75

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GGAM Finance Ltd.
8.000% due 02/15/2027		$3,400	$3,555

Global Atlantic Fin Co.
4.400% due 10/15/2029		15,800	15,233
6.750% due 03/15/2054		900	959

Globe Life, Inc.
2.150% due 08/15/2030		11,150	9,633

GLP Capital LP
4.000% due 01/15/2030		3,200	3,058
4.000% due 01/15/2031		3,300	3,096
5.250% due 06/01/2025		17,955	17,954
5.300% due 01/15/2029		13,737	13,982
5.750% due 06/01/2028		6,300	6,472
6.250% due 09/15/2054		6,300	6,663
6.750% due 12/01/2033		2,700	2,983

Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		4,200	3,644
2.615% due 04/22/2032 •		9,000	7,956
3.691% due 06/05/2028 •		26,100	25,690
4.223% due 05/01/2029 •		27,247	27,094
5.049% due 07/23/2030 •		17,900	18,371
6.484% due 10/24/2029 •		23,000	24,772

Golub Capital BDC, Inc.
7.050% due 12/05/2028		4,000	4,221

Golub Capital Private Credit Fund
5.800% due 09/12/2029		6,600	6,578

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		4,100	3,800

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		21,100	20,437

Guardian Life Global Funding
1.100% due 06/23/2025		4,000	3,905

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		3,100	3,175

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		4,800	4,212

HAT Holdings LLC
8.000% due 06/15/2027		8,598	9,119

High Street Funding Trust
4.111% due 02/15/2028		3,500	3,408

Highwoods Realty LP
3.050% due 02/15/2030		5,600	5,042
4.125% due 03/15/2028		2,200	2,136
4.200% due 04/15/2029		4,000	3,868

Host Hotels & Resorts LP
2.900% due 12/15/2031		2,000	1,761
3.375% due 12/15/2029		5,300	4,938
3.500% due 09/15/2030		4,900	4,547
4.000% due 06/15/2025		10,277	10,208
5.500% due 04/15/2035		2,900	2,943
5.700% due 07/01/2034		9,899	10,226

HPS Corporate Lending Fund
6.250% due 09/30/2029		1,800	1,833
6.750% due 01/30/2029		4,900	5,078

HSBC Holdings PLC
1.645% due 04/18/2026 •		15,500	15,216
2.013% due 09/22/2028 •		1,000	933
2.099% due 06/04/2026 •		20,300	19,919
2.633% due 11/07/2025 •		19,500	19,442
2.848% due 06/04/2031 •		1,055	961
3.973% due 05/22/2030 •		1,600	1,559
4.250% due 08/18/2025		825	821
4.375% due 11/23/2026		300	299
4.583% due 06/19/2029 •		8,476	8,489
4.750% due 07/04/2029 •(j)(k)	EUR	4,300	4,682
5.875% due 09/28/2026 •(j)(k)	GBP	14,400	19,023

Hudson Pacific Properties LP
3.250% due 01/15/2030		$15,300	11,614
4.650% due 04/01/2029		4,600	3,826

Indian Railway Finance Corp. Ltd.
2.800% due 02/10/2031		3,000	2,681

ING Groep NV
4.250% due 05/16/2031 •(j)(k)		2,900	2,424
5.750% due 11/16/2026 •(j)(k)		1,800	1,787
8.000% due 05/16/2030 •(j)(k)		6,000	6,454

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intercontinental Exchange, Inc.
1.850% due 09/15/2032		$17,000	$14,068
4.000% due 09/15/2027		7,000	7,002
4.350% due 06/15/2029		3,900	3,935

Intercorp Financial Services, Inc.
4.125% due 10/19/2027		5,500	5,319

Intesa Sanpaolo SpA
5.710% due 01/15/2026		2,200	2,218
6.625% due 06/20/2033		7,416	8,112
7.200% due 11/28/2033		8,869	10,107
7.800% due 11/28/2053		700	840
8.248% due 11/21/2033 •		13,300	15,451

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		2,000	1,682
2.700% due 01/15/2034		5,000	4,186
4.150% due 04/15/2032		2,000	1,912
4.875% due 02/01/2035		600	593
5.450% due 08/15/2030		5,200	5,422
5.500% due 08/15/2033		3,400	3,503

JAB Holdings BV
2.200% due 11/23/2030		7,153	6,130

Jefferies Financial Group, Inc.
5.875% due 07/21/2028		1,950	2,035

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		5,000	4,738
2.182% due 06/01/2028 •		11,900	11,287
2.301% due 10/15/2025 •		17,000	16,979
2.545% due 11/08/2032 •		10,000	8,800
2.580% due 04/22/2032 •		9,600	8,566
2.739% due 10/15/2030 •		6,900	6,394
3.540% due 05/01/2028 •		10,100	9,919
3.702% due 05/06/2030 •		16,000	15,566
3.782% due 02/01/2028 •		10,000	9,892
4.005% due 04/23/2029 •		21,000	20,780
4.203% due 07/23/2029 •		300	299
4.912% due 07/25/2033 •(m)		33,672	34,403
5.294% due 07/22/2035 •		2,100	2,191
5.350% due 06/01/2034 •		46,600	48,790
6.087% due 10/23/2029 •		14,800	15,781

JPMorgan Chase Bank NA
5.110% due 12/08/2026		10,000	10,228

Kaisa Group Holdings Ltd.
9.375% due 06/30/2049 ^(d)		9,000	292

KeyBank NA
4.150% due 08/08/2025		500	496

Kilroy Realty LP
2.500% due 11/15/2032		7,800	6,256
2.650% due 11/15/2033		4,800	3,763
3.050% due 02/15/2030		6,796	6,078
4.375% due 10/01/2025		5,050	5,025

Kimco Realty OP LLC
4.850% due 03/01/2035		2,000	1,987

Kite Realty Group LP
4.950% due 12/15/2031		10,900	10,918

Kizuna RE Pte Ltd.
7.352% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		1,046	1,064

KKR Financial Holdings LLC
5.400% due 05/23/2033		10,000	9,904

KKR Group Finance Co. LLC
4.850% due 05/17/2032		2,550	2,579

Lazard Group LLC
4.375% due 03/11/2029		3,046	3,021
4.500% due 09/19/2028		3,500	3,486

LeasePlan Corp. NV
2.875% due 10/24/2024		17,525	17,497

Lloyds Bank PLC
0.000% due 04/02/2032 þ		6,200	4,284

Lloyds Banking Group PLC
3.750% due 01/11/2027		10,500	10,386
4.375% due 03/22/2028		500	499
4.947% due 06/27/2025 •(j)(k)	EUR	900	1,002
4.976% due 08/11/2033 •(m)		$7,000	7,073
5.679% due 01/05/2035 •(m)		13,700	14,422
5.985% due 08/07/2027 •		5,200	5,339
8.000% due 09/27/2029 •(j)(k)		1,000	1,074

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Logicor Financing SARL
1.625% due 07/15/2027	EUR	4,000	$4,254

Longleaf Pine Re Ltd.
22.046% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		$3,200	3,480

LXP Industrial Trust
2.700% due 09/15/2030		1,800	1,604

Manulife Financial Corp.
4.150% due 03/04/2026		1,970	1,966

Marsh & McLennan Cos., Inc.
5.700% due 09/15/2053		4,300	4,627

MassMutual Global Funding
3.400% due 03/08/2026		1,600	1,584

MetLife, Inc.
10.750% due 08/01/2069		4,000	5,725

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		4,600	4,489
1.538% due 07/20/2027 •		8,300	7,903
3.195% due 07/18/2029		8,475	8,080
5.133% due 07/20/2033 •		31,000	31,962
5.354% due 09/13/2028 •		5,200	5,357

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		19,500	16,863
2.869% due 09/13/2030 •		12,100	11,180
5.594% due 07/10/2035 •		2,000	2,111

Morgan Stanley
0.000% due 04/02/2032 þ(l)		15,800	10,684
1.593% due 05/04/2027 •		15,200	14,550
1.794% due 02/13/2032 •		36,100	30,568
2.239% due 07/21/2032 •		20,000	17,225
2.475% due 01/21/2028 •		8,200	7,877
3.622% due 04/01/2031 •		3,600	3,458
5.042% due 07/19/2030 •		9,400	9,662
5.123% due 02/01/2029 •		11,600	11,896
5.173% due 01/16/2030 •		17,400	17,941
5.250% due 04/21/2034 •		1,700	1,756
5.424% due 07/21/2034 •		13,800	14,397
5.449% due 07/20/2029 •		2,000	2,079
5.466% due 01/18/2035 •		5,000	5,230
6.138% due 10/16/2026 •		3,400	3,454
6.250% due 08/09/2026		700	726
6.296% due 10/18/2028 •		1,300	1,375
6.407% due 11/01/2029 •		11,000	11,823

Morgan Stanley Bank NA
5.882% due 10/30/2026		27,000	27,980

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		6,500	6,457
6.150% due 05/17/2029		1,000	1,013

Mutual of Omaha Cos. Global Funding
5.350% due 04/09/2027		14,709	15,097
5.450% due 12/12/2028		3,000	3,112

National Health Investors, Inc.
3.000% due 02/01/2031		1,500	1,309

Nationwide Building Society
6.557% due 10/18/2027 •		4,400	4,582

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		5,300	4,235

NatWest Group PLC
4.892% due 05/18/2029 •		18,400	18,597
5.583% due 03/01/2028 •		10,300	10,568
6.255% (SOFRRATE + 1.250%) due 03/01/2028 ~		2,900	2,924
8.125% due 11/10/2033 •(j)(k)		11,235	12,285

NCL Finance Ltd.
6.125% due 03/15/2028		5,200	5,308

Neuberger Berman Group LLC
4.500% due 03/15/2027		7,800	7,667

New Mountain Finance Corp.
6.200% due 10/15/2027		6,000	5,988

New York Life Insurance Co.
4.450% due 05/15/2069		3,500	3,037

Newmark Group, Inc.
7.500% due 01/12/2029		8,200	8,865

Nippon Life Insurance Co.
6.250% due 09/13/2053 •		8,000	8,619

76	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		$2,300	$2,055
2.750% due 03/09/2028		10,700	9,802

Nomura Holdings, Inc.
1.851% due 07/16/2025		4,400	4,302
2.172% due 07/14/2028		4,600	4,218
2.329% due 01/22/2027		3,900	3,712
2.648% due 01/16/2025		1,500	1,489
5.594% due 07/02/2027		3,500	3,607
5.709% due 01/09/2026		11,200	11,348
5.842% due 01/18/2028		15,000	15,590
6.589% (SOFRRATE + 1.250%) due 07/02/2027 ~		12,500	12,575

Nordea Bank Abp
3.750% due 03/01/2029 •(j)(k)		5,700	5,107

Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	61,903	7,441
1.000% due 10/01/2053		1,879	214
1.500% due 10/01/2052		105,206	13,014

Oaktree Specialty Lending Corp.
3.500% due 02/25/2025		$1,900	1,886

Oaktree Strategic Credit Fund
6.500% due 07/23/2029		3,400	3,454

Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		5,274	4,541
4.500% due 04/01/2027		2,600	2,588
4.750% due 01/15/2028		700	699
5.250% due 01/15/2026		600	602

OneMain Finance Corp.
5.375% due 11/15/2029		9,600	9,233
7.875% due 03/15/2030		3,200	3,348

Pacific Life Global Funding
1.200% due 06/24/2025		3,300	3,223

Palm RE Ltd.
14.046% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		300	313

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		8,600	6,017

Phillips Edison Grocery Center Operating Partnership I LP
5.750% due 07/15/2034		2,800	2,926

Piedmont Operating Partnership LP
6.875% due 07/15/2029		5,600	5,888
9.250% due 07/20/2028		7,000	7,837

Pinnacol Assurance
8.625% due 06/25/2034 «(l)		6,000	6,643

Polestar Re Ltd.
15.046% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		1,000	1,000
17.796% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		4,000	4,134

Popular, Inc.
7.250% due 03/13/2028		3,400	3,593

Pricoa Global Funding
0.800% due 09/01/2025		3,300	3,194

Principal Life Global Funding
3.000% due 04/18/2026		1,800	1,767

Prologis LP
5.000% due 01/31/2035		19,100	19,569

Protective Life Corp.
3.400% due 01/15/2030		14,500	13,736
4.300% due 09/30/2028		10,900	10,868

Provident Funding Associates LP
6.375% due 06/15/2025		2,100	2,105

Public Storage Operating Co.
0.500% due 09/09/2030	EUR	2,200	2,093

Purple Re Ltd.
13.546% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		$3,400	3,512

Quercus Re DAC
11.674% due 01/06/2031 ~	EUR	300	331

Realty Income Corp.
3.200% due 01/15/2027		$5,100	4,988
3.200% due 02/15/2031		600	556

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.950% due 08/15/2027	$2,200	$2,187
4.450% due 09/15/2026	4,100	4,108
4.875% due 06/01/2026	6,299	6,356

Regency Centers LP
3.600% due 02/01/2027	2,200	2,166

Reliance Standard Life Global Funding
2.750% due 01/21/2027	160	153

Retail Opportunity Investments Partnership LP
6.750% due 10/15/2028	5,600	6,012

Rexford Industrial Realty LP
2.125% due 12/01/2030	6,400	5,535

RGA Global Funding
2.700% due 01/18/2029	4,300	4,008
5.500% due 01/11/2031	6,000	6,275
6.000% due 11/21/2028	4,100	4,351

Sabra Health Care LP
3.200% due 12/01/2031	4,850	4,271
3.900% due 10/15/2029	4,700	4,455

Sammons Financial Group, Inc.
6.875% due 04/15/2034	18,968	20,308

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	4,332	4,107
3.244% due 10/05/2026	22,600	21,995
4.500% due 07/17/2025	3,650	3,633
5.353% due 09/06/2030 •	17,100	17,289
6.499% due 03/09/2029 •	2,100	2,200

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	16,000	15,531
4.858% due 09/11/2030 •	13,400	13,511
6.833% due 11/21/2026 •	2,300	2,349

SBA Tower Trust
1.631% due 05/15/2051	3,800	3,560
1.884% due 07/15/2050	21,000	20,272

SBL Holdings, Inc.
5.000% due 02/18/2031	8,688	7,951
5.125% due 11/13/2026	1,000	990

Sixth Street Lending Partners
5.750% due 01/15/2030	10,100	10,068
6.500% due 03/11/2029	9,500	9,752

Sixth Street Specialty Lending, Inc.
6.125% due 03/01/2029	1,300	1,336

SLM Corp.
4.200% due 10/29/2025	5,400	5,343

Standard Chartered PLC
1.456% due 01/14/2027 •	2,400	2,302
2.819% due 01/30/2026 •	9,200	9,123
3.265% due 02/18/2036 •	2,200	1,972
3.603% due 01/12/2033 •	8,100	7,265

Stifel Financial Corp.
4.000% due 05/15/2030	9,800	9,419

Store Capital LLC
2.700% due 12/01/2031	3,800	3,236
2.750% due 11/18/2030	3,200	2,801

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030	2,300	2,030
2.750% due 01/15/2030	4,700	4,323
5.424% due 07/09/2031	10,300	10,816
5.464% due 01/13/2026	9,300	9,435
5.558% due 07/09/2034	9,400	9,982
6.701% (SOFRRATE + 1.430%) due 01/13/2026 ~	11,300	11,444

Sun Communities Operating LP
2.700% due 07/15/2031	5,800	5,075
4.200% due 04/15/2032	7,765	7,341

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (c)	1,106	136

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (c)	1,107	122

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (c)	2,218	216

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (c)		$3,330	$311

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (c)		3,335	270

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (c)		1,625	130

SVB Financial Group
3.500% due 01/29/2025 ^(d)		500	292
4.345% due 04/29/2028 ^(d)		10,700	6,263

Synchrony Bank
5.625% due 08/23/2027		8,000	8,147

Synchrony Financial
3.700% due 08/04/2026		4,100	4,026
3.950% due 12/01/2027		5,600	5,439

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,450	7,133
5.661% due 10/13/2041		3,146	4,218
5.801% due 10/13/2040		5,752	7,773

Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$1,000	1,033
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		500	516
13.602% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		300	309

Truist Financial Corp.
7.161% due 10/30/2029 •		5,800	6,359

Trust Fibra Uno
4.869% due 01/15/2030 (m)		2,000	1,856
4.869% due 01/15/2030		250	232
5.250% due 01/30/2026		5,660	5,657
6.390% due 01/15/2050		1,700	1,435
6.950% due 01/30/2044		1,983	1,825

U.S. Bancorp
6.787% due 10/26/2027 •		32,650	34,292

UBS AG
1.250% due 08/07/2026		2,700	2,564
7.500% due 02/15/2028		7,500	8,240
7.950% due 01/09/2025		16,000	16,125

UBS Group AG
1.494% due 08/10/2027 •		14,800	13,990
2.095% due 02/11/2032 •		7,600	6,476
2.746% due 02/11/2033 •		4,500	3,902
4.125% due 09/24/2025		10,850	10,819
4.125% due 04/15/2026		600	597
4.282% due 01/09/2028		500	496
4.550% due 04/17/2026		770	772
5.379% due 09/06/2045 •		5,000	5,118
5.428% due 02/08/2030 •		12,000	12,409
6.246% due 09/22/2029 •		12,800	13,593
6.850% due 09/10/2029 •(j)(k)		14,800	15,013
9.016% due 11/15/2033 •		9,000	11,380
9.250% due 11/13/2028 •(j)(k)		6,000	6,649
9.250% due 11/13/2033 •(j)(k)		13,200	15,601

UDR, Inc.
3.500% due 01/15/2028		7,425	7,212

UniCredit SpA
7.296% due 04/02/2034 •		5,200	5,544
7.500% due 06/03/2026 •(j)(k)	EUR	6,500	7,466

Unigel Luxembourg SA
8.750% due 03/01/2030 ^«(d)		$1,915	1,915

Unum Group
6.000% due 06/15/2054		1,900	1,981

Ventas Realty LP
3.500% due 02/01/2025		100	99
4.400% due 01/15/2029		125	125

VICI Properties LP
3.875% due 02/15/2029		16,350	15,673
4.125% due 08/15/2030		9,131	8,678
4.500% due 01/15/2028		1,400	1,383
5.125% due 05/15/2032		12,600	12,662
5.750% due 02/01/2027		1,650	1,680

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	77

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vornado Realty LP
3.500% due 01/15/2025		$2,200	$2,184

Voya Financial, Inc.
5.000% due 09/20/2034		2,200	2,189

W R Berkley Corp.
4.000% due 05/12/2050		1,080	892

Wells Fargo & Co.
2.393% due 06/02/2028 •		30,750	29,244
2.406% due 10/30/2025 •		32,400	32,312
3.000% due 04/22/2026		28,751	28,258
3.000% due 10/23/2026		4,000	3,910
3.196% due 06/17/2027 •		14,670	14,392
3.526% due 03/24/2028 •		17,700	17,368
3.584% due 05/22/2028 •		38,906	38,157
4.540% due 08/15/2026 •		8,500	8,487
5.198% due 01/23/2030 •		9,800	10,105
5.557% due 07/25/2034 •		14,300	15,009
5.574% due 07/25/2029 •		17,400	18,107
6.283% (SOFRRATE + 1.070%) due 04/22/2028 ~		11,400	11,455

Weyerhaeuser Co.
4.000% due 04/15/2030		8,363	8,199
4.750% due 05/15/2026		23,200	23,358
7.350% due 07/01/2026		2,000	2,076
7.375% due 03/15/2032		5,657	6,554

Windmill Re DAC
8.935% due 07/05/2028 ~	EUR	250	276

WP Carey, Inc.
4.250% due 10/01/2026		$9,100	9,069

Yango Justice International Ltd.
9.250% due 04/15/2049		5,950	30

			4,267,394

INDUSTRIALS 27.7%

7-Eleven, Inc.
0.950% due 02/10/2026		6,010	5,738
1.800% due 02/10/2031		28,950	24,407

AbbVie, Inc.
3.800% due 03/15/2025		100	100
4.250% due 11/21/2049		6,700	6,006
5.050% due 03/15/2034		8,000	8,359
5.350% due 03/15/2044		3,900	4,117
5.400% due 03/15/2054		4,200	4,457

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		3,075	2,985

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		11,900	11,883
4.500% due 09/11/2034		5,000	4,949

Adventist Health System
2.952% due 03/01/2029		3,000	2,789

AEP Transmission Co. LLC
2.750% due 08/15/2051		4,800	3,175

Aeroporti di Roma SpA
1.750% due 07/30/2031	EUR	3,000	3,001

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$3,741	3,502
3.600% due 09/15/2028		2,690	2,614
4.125% due 11/15/2026		5,054	5,018
5.250% due 10/01/2030		3,149	3,158

Aker BP ASA
3.100% due 07/15/2031		12,898	11,501
3.750% due 01/15/2030		4,100	3,911

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		7,688	7,688

Alcon Finance Corp.
3.000% due 09/23/2029		4,900	4,621

Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		10,460	10,460
3.550% due 10/01/2027		400	391

Altice France SA
3.375% due 01/15/2028	EUR	2,500	1,976
5.125% due 07/15/2029		$5,900	4,154

Amazon.com, Inc.
5.200% due 12/03/2025		700	708

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amdocs Ltd.
2.538% due 06/15/2030		$14,850	$13,271

American Airlines Pass-Through Trust
3.000% due 04/15/2030		2,895	2,729
3.150% due 08/15/2033		18,650	17,397
3.200% due 12/15/2029		6,493	6,160
3.350% due 04/15/2031		12,763	12,069
3.375% due 11/01/2028		1,485	1,412
3.575% due 07/15/2029		2,273	2,195
3.650% due 08/15/2030		3,258	3,114
3.700% due 04/01/2028		4,874	4,719
4.000% due 01/15/2027		1,448	1,426

Amgen, Inc.
4.663% due 06/15/2051		7,254	6,649
5.150% due 03/02/2028		5,500	5,665
5.250% due 03/02/2030		9,929	10,363
5.250% due 03/02/2033		21,900	22,807
5.600% due 03/02/2043		33,650	35,372
5.750% due 03/02/2063		19,100	20,177

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		8,300	7,680

AP Moller - Maersk AS
4.500% due 06/20/2029		2,000	2,021

APA Infrastructure Ltd.
5.125% due 09/16/2034		2,300	2,289

Apple, Inc.
1.650% due 05/11/2030		1,450	1,287
2.500% due 02/09/2025		950	943
4.100% due 08/08/2062		4,100	3,643
4.850% due 05/10/2053 (m)		19,000	19,659

Aptiv PLC
3.250% due 03/01/2032		1,500	1,343

Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	9,214
4.250% due 11/01/2029		3,300	3,213
5.800% due 04/15/2034		3,900	4,078

Astrazeneca Finance LLC
4.900% due 02/26/2031		22,300	23,209

Bacardi Ltd.
5.150% due 05/15/2038		10,500	10,246

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		3,200	2,475

Bayer U.S. Finance LLC
4.375% due 12/15/2028		36,600	36,129
6.375% due 11/21/2030		3,900	4,177
6.500% due 11/21/2033		700	758

Becton Dickinson & Co.
3.828% due 06/07/2032	EUR	10,000	11,503
5.081% due 06/07/2029		$13,100	13,544

Becton Dickinson Euro Finance SARL
4.029% due 06/07/2036	EUR	7,000	8,088

Berry Global, Inc.
1.570% due 01/15/2026 (m)		$7,400	7,123
4.875% due 07/15/2026		1,722	1,721

Boeing Co.
2.196% due 02/04/2026		20,368	19,622
2.950% due 02/01/2030		375	335
3.200% due 03/01/2029		185	171
3.250% due 02/01/2028		365	346
3.550% due 03/01/2038		175	136
3.625% due 02/01/2031		3,500	3,207
5.150% due 05/01/2030		8,000	8,022
5.705% due 05/01/2040		21,000	20,503
5.805% due 05/01/2050		46,400	44,857
5.930% due 05/01/2060		30,000	28,764
6.259% due 05/01/2027		4,000	4,132
6.298% due 05/01/2029		25,823	27,177
6.528% due 05/01/2034		2,200	2,362

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033		4,606	4,922

Boston Scientific Corp.
2.650% due 06/01/2030		25,600	23,540

British Airways Pass-Through Trust
3.300% due 06/15/2034		8,176	7,677
4.250% due 05/15/2034		1,276	1,225

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadcom, Inc.
2.450% due 02/15/2031		$21,400	$18,970
2.600% due 02/15/2033		3,800	3,259
3.137% due 11/15/2035		22,839	19,539
3.187% due 11/15/2036		24,922	21,133
3.469% due 04/15/2034		4,000	3,604
4.926% due 05/15/2037		37,864	37,849

CAB SELAS
3.375% due 02/01/2028	EUR	1,102	1,137

Cameron LNG LLC
3.302% due 01/15/2035		$4,300	3,714
3.402% due 01/15/2038		10,600	9,069

Canadian Natural Resources Ltd.
6.250% due 03/15/2038		2,800	3,010
6.450% due 06/30/2033		2,101	2,293

Canadian Pacific Railway Co.
4.950% due 08/15/2045		1,631	1,589
6.125% due 09/15/2115		10,000	11,028

Carlisle Cos., Inc.
3.750% due 12/01/2027		100	98

Carnival Corp.
4.000% due 08/01/2028		8,200	7,925

CDW LLC
2.670% due 12/01/2026		10,100	9,726
5.100% due 03/01/2030		6,000	6,086

Centene Corp.
2.450% due 07/15/2028		3,500	3,226
2.500% due 03/01/2031		8,300	7,141
2.625% due 08/01/2031		15,777	13,541
3.000% due 10/15/2030		8,819	7,901
4.625% due 12/15/2029		4,300	4,211

Charter Communications Operating LLC
2.300% due 02/01/2032		10,400	8,381
3.700% due 04/01/2051		5,000	3,194
3.850% due 04/01/2061		23,000	14,118
3.900% due 06/01/2052		13,500	8,857
3.950% due 06/30/2062		2,200	1,360
4.800% due 03/01/2050		5,400	4,137
5.125% due 07/01/2049		17,200	13,830
5.375% due 05/01/2047		6,985	5,868
5.750% due 04/01/2048		15,890	13,885
6.100% due 06/01/2029		6,800	7,041

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039		5,200	4,327
3.700% due 11/15/2029		47,274	45,473
5.125% due 06/30/2027		23,235	23,623

Cheniere Energy Partners LP
4.000% due 03/01/2031		4,500	4,262
5.750% due 08/15/2034		10,000	10,425

Choice Hotels International, Inc.
3.700% due 12/01/2029		2,787	2,647
5.850% due 08/01/2034		2,100	2,167

Comcast Corp.
2.800% due 01/15/2051		22,300	14,813
3.750% due 04/01/2040		5,500	4,764
3.950% due 10/15/2025		675	673
5.350% due 05/15/2053		4,700	4,811

Community Health Systems, Inc.
4.750% due 02/15/2031		4,900	4,311
5.625% due 03/15/2027		4,200	4,136
6.000% due 01/15/2029		1,200	1,166

Constellation Brands, Inc.
3.700% due 12/06/2026		2,122	2,101
4.800% due 01/15/2029		1,400	1,426
4.900% due 05/01/2033		2,527	2,555

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		453	469

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (c)		1,821	1,662

Continental Resources, Inc.
5.750% due 01/15/2031		12,125	12,410

Corning, Inc.
4.700% due 03/15/2037		130	127

Coterra Energy, Inc.
5.600% due 03/15/2034		2,315	2,396

78	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cox Communications, Inc.
5.450% due 09/15/2028	$4,800	$4,972

Crown Castle Towers LLC
4.241% due 07/15/2048	11,900	11,670

CSL Finanace PLC Co.
4.050% due 04/27/2029	4,500	4,460

CVS Health Corp.
3.000% due 08/15/2026	375	367
5.000% due 01/30/2029	19,800	20,222
5.700% due 06/01/2034	5,200	5,427
5.875% due 06/01/2053	11,200	11,405
6.000% due 06/01/2044	5,700	5,895
6.050% due 06/01/2054	15,600	16,287

CVS Pass-Through Trust
4.163% due 08/11/2036	277	253
4.704% due 01/10/2036	6,538	6,127
5.789% due 01/10/2026	14	14
5.926% due 01/10/2034	291	296
6.036% due 12/10/2028	2,651	2,696
8.353% due 07/10/2031	256	280

DAE Funding LLC
2.625% due 03/20/2025	8,400	8,311
3.375% due 03/20/2028	6,300	6,024

Dell International LLC
4.900% due 10/01/2026	6,050	6,116
5.850% due 07/15/2025	9,740	9,816
6.020% due 06/15/2026	7,379	7,559

Delta Air Lines, Inc.
2.900% due 10/28/2024	7,776	7,755
3.750% due 10/28/2029	4,200	3,974
4.375% due 04/19/2028	1,100	1,090
7.375% due 01/15/2026	35,122	36,161

Devon Energy Corp.
5.200% due 09/15/2034	7,800	7,770

Directv Financing LLC
5.875% due 08/15/2027	4,400	4,323
8.875% due 02/01/2030	1,600	1,611

Discovery Communications LLC
3.950% due 06/15/2025	276	274
3.950% due 03/20/2028	100	95

DISH DBS Corp.
5.250% due 12/01/2026	750	695

Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	3,046
3.900% due 11/15/2049	3,700	2,875

Eaton Corp.
3.103% due 09/15/2027	175	171

Ecopetrol SA
8.875% due 01/13/2033	9,000	9,657

Edwards Lifesciences Corp.
4.300% due 06/15/2028	6,700	6,698

Elevance Health, Inc.
2.550% due 03/15/2031	2,000	1,791
3.650% due 12/01/2027	10,275	10,133

Eli Lilly & Co.
4.600% due 08/14/2034	13,000	13,209

Enbridge, Inc.
2.500% due 08/01/2033	14,800	12,434
4.250% due 12/01/2026	7,300	7,294
5.250% due 04/05/2027	800	819
5.300% due 04/05/2029	900	932
5.700% due 03/08/2033 (m)	9,600	10,122
6.200% due 11/15/2030	400	436
6.250% due 03/01/2078 •	8,700	8,707

Energy Transfer LP
3.900% due 07/15/2026	5,861	5,809
4.950% due 06/15/2028	6,200	6,307
5.350% due 05/15/2045	2,600	2,479
5.600% due 09/01/2034	7,500	7,798
5.750% due 02/15/2033	4,600	4,815
5.800% due 06/15/2038	6,230	6,491
5.950% due 05/15/2054	9,000	9,218
6.050% due 09/01/2054	18,700	19,385
6.500% due 02/01/2042	3,600	3,945
6.625% due 10/15/2036	206	229
7.500% due 07/01/2038	4,302	5,137

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eni SpA
5.950% due 05/15/2054		$6,200	$6,390

Entergy Louisiana LLC
3.120% due 09/01/2027		4,300	4,197
5.150% due 09/15/2034		9,000	9,277
5.350% due 03/15/2034		3,267	3,419

Enterprise Products Operating LLC
4.450% due 02/15/2043		6,890	6,272
4.950% due 02/15/2035		15,000	15,239
5.375% due 02/15/2078 •		10,400	9,961
5.700% due 02/15/2042		2,002	2,106
8.343% (TSFR3M + 3.248%) due 08/16/2077 ~		7,651	7,665

EQM Midstream Partners LP
4.500% due 01/15/2029		3,500	3,427
4.750% due 01/15/2031		1,300	1,260

EQT Corp.
3.900% due 10/01/2027		3,500	3,442
5.750% due 02/01/2034		3,100	3,188

Equifax, Inc.
5.100% due 06/01/2028		3,300	3,381

Essent Group Ltd.
6.250% due 07/01/2029		6,600	6,889

Essential Utilities, Inc.
3.566% due 05/01/2029		1,800	1,745

Expedia Group, Inc.
6.250% due 05/01/2025		1,434	1,438

Exxon Mobil Corp.
2.709% due 03/06/2025		450	446

FactSet Research Systems, Inc.
2.900% due 03/01/2027		11,300	10,932

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029		1,020	986
4.150% due 04/15/2025		2,600	2,579
6.150% due 10/01/2038		1,600	1,747

Fiserv, Inc.
3.500% due 07/01/2029		3,000	2,899
4.200% due 10/01/2028		4,905	4,889

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		36,900	32,354

Flex Ltd.
4.875% due 06/15/2029		8,100	8,106
5.250% due 01/15/2032		3,400	3,433

Ford Foundation
2.815% due 06/01/2070		1,600	1,021

Fox Corp.
6.500% due 10/13/2033		10,300	11,276

Freeport Minerals Corp.
9.500% due 06/01/2031		200	251

Gatwick Funding Ltd.
6.125% due 03/02/2028	GBP	6,200	8,440

Global Payments, Inc.
3.200% due 08/15/2029		$13,572	12,720
5.400% due 08/15/2032		6,100	6,265
5.950% due 08/15/2052		1,100	1,137

Gold Fields Orogen Holdings BVI Ltd.
6.125% due 05/15/2029		2,600	2,730

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		1,200	1,243
6.103% due 08/23/2042		8,000	8,293
6.129% due 02/23/2038		1,700	1,802

Gulfstream Natural Gas System LLC
4.600% due 09/15/2025		2,900	2,892

Haleon U.S. Capital LLC
3.375% due 03/24/2027		4,802	4,718
3.375% due 03/24/2029		1,700	1,642

HCA, Inc.
3.500% due 09/01/2030		5,000	4,713
3.500% due 07/15/2051		4,500	3,245
3.625% due 03/15/2032		2,700	2,498
4.125% due 06/15/2029		6,800	6,695
4.625% due 03/15/2052		2,400	2,085
5.125% due 06/15/2039		1,000	987
5.450% due 09/15/2034		1,100	1,132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/01/2033		$19,000	$19,737
5.625% due 09/01/2028		10,000	10,385
5.900% due 06/01/2053		5,200	5,428
5.950% due 09/15/2054		8,000	8,410

HEICO Corp.
5.250% due 08/01/2028		2,000	2,066
5.350% due 08/01/2033		1,900	1,976

Hess Corp.
7.875% due 10/01/2029		3,600	4,123

HF Sinclair Corp.
5.875% due 04/01/2026		6,206	6,296

Howard Midstream Energy Partners LLC
8.875% due 07/15/2028		2,400	2,547

Howmet Aerospace, Inc.
4.850% due 10/15/2031		6,400	6,537

Humana, Inc.
1.350% due 02/03/2027		7,100	6,637
2.150% due 02/03/2032		7,800	6,564
5.375% due 04/15/2031		18,000	18,651
5.875% due 03/01/2033		1,100	1,168

Hyatt Hotels Corp.
5.375% due 04/23/2025		2,600	2,605

Hyundai Capital America
1.500% due 06/15/2026		11,500	10,948
2.000% due 06/15/2028		15,200	13,919
6.000% due 07/11/2025		200	202
6.288% due 08/04/2025 •		13,000	13,070

Illumina, Inc.
2.550% due 03/23/2031		1,000	870
4.650% due 09/09/2026		2,000	2,014
5.750% due 12/13/2027		1,900	1,974

Imperial Brands Finance PLC
3.875% due 07/26/2029		3,600	3,477
6.125% due 07/27/2027		6,000	6,243

Infor, Inc.
1.750% due 07/15/2025		8,900	8,644

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		6,500	5,157

IRB Infrastructure Developers, Inc.
7.110% due 03/11/2032		3,000	3,125

Jabil, Inc.
5.450% due 02/01/2029		2,200	2,266

JDE Peet’s NV
4.500% due 01/23/2034	EUR	3,700	4,324

JetBlue Airways Corp.
9.875% due 09/20/2031		$13,800	14,549

JetBlue Pass-Through Trust
2.750% due 11/15/2033		6,471	5,805

Johnson & Johnson
2.625% due 01/15/2025		225	224

Kinder Morgan Energy Partners LP
7.300% due 08/15/2033		5,726	6,665
7.400% due 03/15/2031		500	568
7.500% due 11/15/2040		5,500	6,516

Kinder Morgan, Inc.
5.300% due 12/01/2034		1,000	1,016
7.750% due 01/15/2032		16,050	18,751

Kodiak Gas Services LLC
7.250% due 02/15/2029		800	829

Kraft Heinz Foods Co.
5.000% due 06/04/2042		2,400	2,345
6.500% due 02/09/2040		1,258	1,429
6.875% due 01/26/2039		13,500	15,928
7.125% due 08/01/2039		7,120	8,513

Laboratory Corp. of America Holdings
4.800% due 10/01/2034		7,200	7,119

Las Vegas Sands Corp.
2.900% due 06/25/2025		1,300	1,278
6.000% due 08/15/2029		57,275	59,549
6.200% due 08/15/2034		24,685	25,862

Leidos, Inc.
2.300% due 02/15/2031		16,750	14,564
4.375% due 05/15/2030		4,100	4,037

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	79

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		$7,000	$6,031

Linde, Inc.
2.650% due 02/05/2025		350	347

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		4,700	4,528
6.500% due 05/15/2027		5,600	5,715

Lockheed Martin Corp.
4.300% due 06/15/2062		17,000	15,036
4.800% due 08/15/2034		19,700	20,207
5.700% due 11/15/2054		12,000	13,395

Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		7,658	7,941

Marriott International, Inc.
3.500% due 10/15/2032		9,700	8,882
4.500% due 10/01/2034		6,099	5,929
4.625% due 06/15/2030		6,100	6,159

Martin Marietta Materials, Inc.
2.400% due 07/15/2031		10,000	8,740

Marvell Technology, Inc.
1.650% due 04/15/2026		9,176	8,795
4.875% due 06/22/2028		100	101

Massachusetts Institute of Technology
4.678% due 07/01/2114		150	143

McDonald’s Corp.
2.625% due 09/01/2029		4,100	3,843
3.800% due 04/01/2028		225	223

MDC Holdings, Inc.
3.966% due 08/06/2061		4,200	3,672

Meta Platforms, Inc.
4.750% due 08/15/2034		10,000	10,211
5.550% due 08/15/2064		8,500	9,086
5.600% due 05/15/2053		6,500	7,052

MGM China Holdings Ltd.
4.750% due 02/01/2027		5,300	5,156
5.875% due 05/15/2026		1,000	998

Micron Technology, Inc.
4.185% due 02/15/2027		190	190
4.975% due 02/06/2026		210	211
5.300% due 01/15/2031		2,100	2,183
5.327% due 02/06/2029		6,400	6,616

Microsoft Corp.
3.125% due 11/03/2025		730	723
3.400% due 09/15/2026		255	253

Mileage Plus Holdings LLC
6.500% due 06/20/2027		275	279

Mitchells & Butlers Finance PLC
5.549% due 12/15/2030 ~	GBP	462	592

MPLX LP
4.500% due 04/15/2038		$9,900	9,156
4.800% due 02/15/2029		100	102
4.875% due 12/01/2024		450	450
4.900% due 04/15/2058		2,600	2,291
4.950% due 03/14/2052		4,100	3,682

MSCI, Inc.
3.250% due 08/15/2033		1,200	1,057
3.875% due 02/15/2031		1,500	1,421

National Grid Electricity Transmission PLC
2.000% due 04/17/2040	GBP	1,400	1,180

NCL Corp. Ltd.
7.750% due 02/15/2029 (m)		$2,500	2,681

Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	13,687
4.875% due 04/15/2028		$1,700	1,742
4.875% due 06/15/2030		900	929

Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027		2,052	2,017

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		4,900	4,820
4.345% due 09/17/2027		15,510	15,126

Norfolk Southern Corp.
4.100% due 05/15/2121		4,200	3,183
5.950% due 03/15/2064		3,900	4,325

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northrop Grumman Corp.
2.930% due 01/15/2025	$125	$124
4.900% due 06/01/2034	2,600	2,660
5.200% due 06/01/2054	10,600	10,803
7.750% due 03/15/2026	102	106
7.750% due 02/15/2031	285	334

NVR, Inc.
3.000% due 05/15/2030	35,314	32,727

NXP BV
3.875% due 06/18/2026	6,700	6,647
4.300% due 06/18/2029	7,685	7,649
5.000% due 01/15/2033	600	607
5.350% due 03/01/2026	4,800	4,849

Occidental Petroleum Corp.
5.200% due 08/01/2029	3,100	3,154
5.375% due 01/01/2032	1,500	1,522
6.200% due 03/15/2040	3,260	3,387
6.450% due 09/15/2036	1,500	1,621
8.875% due 07/15/2030	17,067	20,143

OCI NV
6.700% due 03/16/2033	2,400	2,517

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	2,400	2,294
7.250% due 06/15/2031	1,200	1,250
9.750% due 11/15/2028	1,500	1,603

ONEOK Partners LP
6.125% due 02/01/2041	1,700	1,782
6.200% due 09/15/2043	3,450	3,640

Oracle Corp.
2.300% due 03/25/2028	3,200	3,006
2.875% due 03/25/2031	14,900	13,562
3.950% due 03/25/2051	5,300	4,269
4.000% due 07/15/2046	11,000	9,131
4.000% due 11/15/2047	3,700	3,040
4.100% due 03/25/2061	16,600	13,069
4.900% due 02/06/2033	4,300	4,381
5.500% due 09/27/2064	13,400	13,359

Paramount Global
3.700% due 06/01/2028	4,100	3,895
6.875% due 04/30/2036	10,900	11,049

Penske Truck Leasing Co. LP
2.700% due 11/01/2024	15,700	15,664

PepsiCo, Inc.
2.250% due 03/19/2025	180	178

Perrigo Finance Unlimited Co.
4.375% due 03/15/2026	2,200	2,199

Petroleos Mexicanos
6.700% due 02/16/2032	12,251	10,992

Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/2028	4,100	4,162

Philip Morris International, Inc.
5.375% due 02/15/2033	6,000	6,277
5.625% due 11/17/2029	3,100	3,293
5.750% due 11/17/2032	11,500	12,364

Phillips 66 Co.
3.550% due 10/01/2026	436	430

Pioneer Natural Resources Co.
7.200% due 01/15/2028	4,497	4,902

Prosus NV
3.832% due 02/08/2051	2,300	1,620
4.027% due 08/03/2050	1,200	878

QatarEnergy LNG S3
5.838% due 09/30/2027	439	445

Qorvo, Inc.
1.750% due 12/15/2024	775	770

Quanta Services, Inc.
2.350% due 01/15/2032	4,600	3,951

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	15,900	13,743

Renesas Electronics Corp.
1.543% due 11/26/2024	4,000	3,974
2.170% due 11/25/2026	3,200	3,049

Revvity, Inc.
3.300% due 09/15/2029	300	283

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rockies Express Pipeline LLC
3.600% due 05/15/2025	$8,800	$8,658

Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	6,700	6,470
5.500% due 04/01/2028	13,200	13,376
5.625% due 09/30/2031	1,000	1,014

Royalty Pharma PLC
1.750% due 09/02/2027	9,450	8,808

RTX Corp.
3.150% due 12/15/2024	325	323
3.950% due 08/16/2025	355	353
4.125% due 11/16/2028	600	599
5.375% due 02/27/2053	13,300	13,679
6.100% due 03/15/2034	15,900	17,560
6.400% due 03/15/2054	4,200	4,963
7.200% due 08/15/2027	125	135

S&P Global, Inc.
4.250% due 05/01/2029	12,542	12,617
4.750% due 08/01/2028	1,000	1,023

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	6,500	6,485
5.625% due 03/01/2025	1,487	1,488
5.875% due 06/30/2026	10,705	10,884

Santos Finance Ltd.
3.649% due 04/29/2031	20,000	18,185
5.250% due 03/13/2029	5,000	5,045
6.875% due 09/19/2033	10,700	11,779

Saudi Arabian Oil Co.
2.250% due 11/24/2030	1,000	881
5.250% due 07/17/2034	2,400	2,471

Seadrill Finance Ltd.
8.375% due 08/01/2030	400	418

Sherwin-Williams Co.
3.300% due 02/01/2025	500	497
3.450% due 08/01/2025	200	198

SK Hynix, Inc.
2.375% due 01/19/2031	5,000	4,342

South Bow USA Infrastructure Holdings LLC
5.584% due 10/01/2034	8,400	8,485

Southern Co.
4.850% due 03/15/2035	17,500	17,650

Spectra Energy Partners LP
3.500% due 03/15/2025	275	273

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	3,800	3,693
4.600% due 06/15/2028	16,831	16,097
9.750% due 11/15/2030	2,500	2,791

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	259	240
3.650% due 08/15/2031	843	745
4.100% due 10/01/2029	2,015	1,890

Sprint Spectrum Co. LLC
4.738% due 09/20/2029	2,388	2,382

Standard Industries, Inc.
4.375% due 07/15/2030	2,350	2,226

Stryker Corp.
1.950% due 06/15/2030	20,594	18,167
4.250% due 09/11/2029	6,400	6,416
4.625% due 09/11/2034	9,300	9,344
4.850% due 12/08/2028	11,900	12,212

T-Mobile USA, Inc.
2.050% due 02/15/2028	10,500	9,784
2.550% due 02/15/2031	16,800	14,978
3.000% due 02/15/2041	32,700	25,129
3.300% due 02/15/2051	40,000	29,061
3.400% due 10/15/2052	4,600	3,370
3.500% due 04/15/2025	5,843	5,802
3.600% due 11/15/2060	5,700	4,147
3.875% due 04/15/2030	27,750	26,993
5.050% due 07/15/2033	2,000	2,051
5.250% due 06/15/2055	20,500	20,415
5.650% due 01/15/2053	4,800	5,052
5.750% due 01/15/2054	5,200	5,531
5.800% due 09/15/2062	2,400	2,549

80	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Take-Two Interactive Software, Inc.
3.700% due 04/14/2027		$3,600	$3,554

Tapestry, Inc.
7.350% due 11/27/2028		2,375	2,497
7.700% due 11/27/2030		10,000	10,777

Targa Resources Corp.
4.200% due 02/01/2033		3,000	2,843
4.950% due 04/15/2052		8,000	7,208
6.150% due 03/01/2029		8,300	8,847

TCI Communications, Inc.
7.875% due 02/15/2026		600	629

TD SYNNEX Corp.
1.750% due 08/09/2026		9,940	9,447
2.375% due 08/09/2028		14,300	13,190
2.650% due 08/09/2031		8,700	7,460

Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	22,517	18,256
5.500% due 02/11/2041	GBP	1,400	1,390
6.500% due 02/09/2032		800	794
7.125% due 04/30/2031		8,200	8,302

Time Warner Cable LLC

4.500% due 09/15/2042		$4,000	3,067

Times Square Hotel Trust
8.528% due 08/01/2026		171	172

Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,717
7.850% due 02/01/2026		12,066	12,483

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		7,350	6,396

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		1,506	1,463

UKG, Inc.
6.875% due 02/01/2031		3,600	3,722

Unigel Luxembourg SA
8.750% due 10/01/2026 ^(d)		3,900	980

United Airlines Pass-Through Trust
2.700% due 11/01/2033		808	723
2.875% due 04/07/2030		14,555	13,639
3.100% due 01/07/2030		918	871
3.100% due 04/07/2030		3,399	3,100
3.450% due 01/07/2030		2,649	2,468
3.500% due 09/01/2031		1,200	1,132
3.700% due 09/01/2031		2,627	2,415
4.150% due 02/25/2033		8,169	7,859
5.450% due 08/15/2038		10,200	10,655
5.875% due 04/15/2029		16,145	16,492

UnitedHealth Group, Inc.
2.900% due 05/15/2050		5,500	3,856
5.150% due 07/15/2034		15,200	15,870
5.200% due 04/15/2063		23,860	23,902
5.500% due 07/15/2044		11,000	11,648
5.625% due 07/15/2054		5,000	5,368
5.750% due 07/15/2064		5,000	5,402
5.875% due 02/15/2053		2,500	2,770

Vale Overseas Ltd.
3.750% due 07/08/2030		3,500	3,340
6.400% due 06/28/2054		4,100	4,323

Var Energi ASA
8.000% due 11/15/2032		5,600	6,500

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		17,500	16,552
3.875% due 11/01/2033		11,000	9,874
4.125% due 08/15/2031		13,000	12,097
6.250% due 01/15/2030		5,150	5,402

Venture Global LNG, Inc.
7.000% due 01/15/2030		6,625	6,773
8.375% due 06/01/2031		6,200	6,551
9.875% due 02/01/2032		10,900	12,119

VeriSign, Inc.
2.700% due 06/15/2031		1,706	1,492

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029		500	499

Virgin Australia Holdings Pty. Ltd.
8.125% due 11/15/2024 ^(d)		2,611	20

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	$6,872
5.250% due 05/15/2029		1,000	1,262

Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031		$6,200	5,495

VMware, Inc.
2.200% due 08/15/2031		3,300	2,835
3.900% due 08/21/2027		13,435	13,298
4.650% due 05/15/2027		6,438	6,485
4.700% due 05/15/2030		24,482	24,676

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		13,400	13,274

Walt Disney Co.
2.650% due 01/13/2031 (m)		16,680	15,231
3.500% due 05/13/2040		200	170
7.700% due 10/30/2025		153	158

Warnermedia Holdings, Inc.
4.279% due 03/15/2032		1,100	978
5.141% due 03/15/2052		8,600	6,638

Weir Group PLC
2.200% due 05/13/2026		19,600	18,866

Western Midstream Operating LP
3.950% due 06/01/2025		150	149
5.450% due 11/15/2034		9,900	9,929

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		15,933	16,140

Whistler Pipeline LLC
5.700% due 09/30/2031		7,300	7,561

Williams Cos., Inc.
5.150% due 03/15/2034		1,400	1,416

Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	9,644
3.700% due 09/15/2026		11,375	11,181
3.700% due 03/15/2028		6,100	5,910
4.500% due 03/04/2029		2,300	2,282
5.100% due 09/12/2034		5,400	5,366
5.700% due 09/12/2054		5,000	4,977

Wynn Las Vegas LLC
5.250% due 05/15/2027		2,900	2,904

Wynn Resorts Finance LLC
6.250% due 03/15/2033		13,300	13,482

Yellowstone Energy LP
5.750% due 12/31/2026 «		1,445	1,432

Yorkshire Water Finance PLC
1.750% due 10/27/2032	GBP	7,200	7,080

Zoetis, Inc.
2.000% due 05/15/2030		$7,000	6,190

			3,556,193

UTILITIES 8.9%

AEP Texas, Inc.
6.650% due 02/15/2033		2,425	2,674

AES Corp.
3.300% due 07/15/2025		10,200	10,059
3.950% due 07/15/2030		5,200	4,972
5.450% due 06/01/2028		2,400	2,472
7.600% due 01/15/2055 •		12,550	13,206

Alliant Energy Finance LLC
3.600% due 03/01/2032		1,500	1,362

American Electric Power Co., Inc.
3.875% due 02/15/2062 •		6,200	5,878
5.200% due 01/15/2029		9,700	10,013

Anglian Water Services Financing PLC
6.000% due 06/20/2039	GBP	1,400	1,881

Arizona Public Service Co.
2.650% due 09/15/2050		$8,900	5,602
3.350% due 05/15/2050		3,750	2,744

AT&T, Inc.
2.750% due 06/01/2031		16,200	14,652
3.500% due 06/01/2041		36,300	29,726
3.550% due 09/15/2055		23,160	16,955
3.650% due 06/01/2051		25,700	19,723
3.650% due 09/15/2059		30,575	22,203

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.850% due 06/01/2060		$25,750	$19,513

Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		1,850	1,644

Black Hills Corp.
2.500% due 06/15/2030		10,400	9,240
3.875% due 10/15/2049		5,500	4,295
6.000% due 01/15/2035		11,850	12,626

CenterPoint Energy, Inc.
4.250% due 11/01/2028		360	356

Clearway Energy Operating LLC
3.750% due 02/15/2031		3,500	3,208

Cleco Corporate Holdings LLC
3.743% due 05/01/2026		12,005	11,821

Cleveland Electric Illuminating Co.
3.500% due 04/01/2028		4,200	4,058

Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028		4,000	4,184
6.055% due 08/15/2026		2,000	2,050

Columbia Pipelines Operating Co. LLC
6.036% due 11/15/2033		9,800	10,463

Constellation Energy Generation LLC
5.750% due 10/01/2041		2,579	2,723

Dominion Energy, Inc.
2.250% due 08/15/2031		3,500	3,030

DTE Energy Co.
2.950% due 03/01/2030		2,441	2,256
3.400% due 06/15/2029		2,387	2,286
5.100% due 03/01/2029		10,500	10,817

Duke Energy Carolinas LLC
2.450% due 08/15/2029		12,300	11,416
6.050% due 04/15/2038		1,227	1,367

Duke Energy Florida LLC
3.200% due 01/15/2027		1,100	1,082

Duke Energy Ohio, Inc.
6.900% due 06/01/2025		6,800	6,896

Duquesne Light Holdings, Inc.
3.616% due 08/01/2027		15,400	15,050

Edison International
5.450% due 06/15/2029		1,700	1,766
5.750% due 06/15/2027		8,700	8,981
8.125% due 06/15/2053 •		4,400	4,631

Electricite de France SA
4.500% due 09/21/2028		1,000	1,002
6.900% due 05/23/2053		10,000	11,639
9.125% due 03/15/2033 •(j)		3,900	4,449

Emera U.S. Finance LP
4.750% due 06/15/2046		6,300	5,615

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027		1,049	1,024

Enel Finance America LLC
2.875% due 07/12/2041		4,100	2,956
7.100% due 10/14/2027		2,500	2,686

Enel Finance International NV
2.125% due 07/12/2028		9,100	8,358
2.500% due 07/12/2031		10,100	8,787
5.500% due 06/26/2034		1,200	1,248

Entergy Arkansas LLC
5.450% due 06/01/2034		1,900	2,016

Entergy Corp.
1.900% due 06/15/2028		5,900	5,417
3.750% due 06/15/2050		1,000	766

Entergy Texas, Inc.
5.550% due 09/15/2054		2,475	2,568
5.800% due 09/01/2053		800	857

EP Infrastructure AS
1.816% due 03/02/2031	EUR	2,500	2,414

EPH Financing International AS
5.875% due 11/30/2029		8,800	10,237

Evergy Metro, Inc.
2.250% due 06/01/2030		$400	358

Eversource Energy
5.500% due 01/01/2034		1,100	1,143
5.950% due 07/15/2034		7,205	7,748

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	81

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exelon Corp.
4.050% due 04/15/2030	$3,500	$3,448

Fells Point Funding Trust
3.046% due 01/31/2027	11,500	11,141

FirstEnergy Transmission LLC
5.000% due 01/15/2035	5,500	5,588

FORESEA Holding SA
7.500% due 06/15/2030	1,905	1,827

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	18,600	9,579

Georgia Power Co.
2.650% due 09/15/2029	2,800	2,615
3.250% due 03/15/2051	3,200	2,366
3.700% due 01/30/2050	4,200	3,343
5.004% due 02/23/2027	3,000	3,067

Interstate Power & Light Co.
4.950% due 09/30/2034	2,500	2,539

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	1,379	1,334
5.750% due 04/01/2034	5,700	5,978

Jersey Central Power & Light Co.
4.300% due 01/15/2026	9,450	9,416

Liberty Utilities Co.
5.577% due 01/31/2029	4,200	4,344

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028	2,500	2,482

MidAmerican Energy Co.
3.150% due 04/15/2050	500	367
4.250% due 05/01/2046	1,800	1,592
5.300% due 02/01/2055	3,800	3,934
5.350% due 01/15/2034	2,100	2,230

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029	3,155	3,139

Mississippi Power Co.
3.950% due 03/30/2028	14,645	14,500

Narragansett Electric Co.
5.350% due 05/01/2034	4,200	4,375

National Grid PLC
5.602% due 06/12/2028	6,000	6,268
5.809% due 06/12/2033	5,500	5,886

NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •	4,300	4,083
5.650% due 05/01/2079 •	100	100
6.750% due 06/15/2054 •	8,000	8,653

NGPL PipeCo LLC
4.875% due 08/15/2027	8,570	8,607

NiSource, Inc.
3.490% due 05/15/2027	225	221

Oi SA (10.000% Cash or 6.000% PIK)
6.000% due 06/30/2027 (c)	2,075	1,806

Oi SA (8.500% PIK)
8.500% due 12/31/2028 (c)	4,588	459

ONEOK, Inc.
4.550% due 07/15/2028	21,503	21,621
4.950% due 07/13/2047	9,972	9,011
5.050% due 11/01/2034	60,300	60,054
5.200% due 07/15/2048	3,985	3,725
6.000% due 06/15/2035	700	750
6.050% due 09/01/2033	1,100	1,176
6.625% due 09/01/2053	22,500	24,984

Pacific Gas & Electric Co.
2.500% due 02/01/2031	7,500	6,574
3.000% due 06/15/2028	5,400	5,136
3.150% due 01/01/2026	10,801	10,600
3.250% due 06/01/2031	1,600	1,457
3.300% due 03/15/2027	1,200	1,168
3.300% due 12/01/2027	24,516	23,665
3.300% due 08/01/2040	2,700	2,098
3.450% due 07/01/2025	15,655	15,478
3.500% due 08/01/2050	13,050	9,459
3.750% due 07/01/2028	15,079	14,685
3.750% due 08/15/2042	2,600	2,059
4.250% due 03/15/2046	2,100	1,735
4.300% due 03/15/2045	1,932	1,618
4.500% due 07/01/2040	2,800	2,528

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 12/15/2041	$4,300	$3,697
4.600% due 06/15/2043	4,900	4,334
4.650% due 08/01/2028	17,000	17,073
4.750% due 02/15/2044	5,700	5,093
4.950% due 07/01/2050	7,865	7,157
5.250% due 03/01/2052	13,600	12,907

PacifiCorp
2.700% due 09/15/2030	1,500	1,362
2.900% due 06/15/2052	6,900	4,467
5.300% due 02/15/2031	6,200	6,457
5.350% due 12/01/2053	5,450	5,398
5.750% due 04/01/2037	8,278	8,780
5.800% due 01/15/2055	5,000	5,251

PG&E Corp.
7.375% due 03/15/2055 •	8,900	9,357

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	3,115
3.640% due 11/01/2046	1,500	1,156
5.100% due 02/15/2035	5,000	5,072

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	12,700	12,730

Plains All American Pipeline LP
4.500% due 12/15/2026	2,000	2,002

Public Service Co. of Oklahoma
2.200% due 08/15/2031	1,400	1,196
3.150% due 08/15/2051	1,500	1,042

Public Service Electric & Gas Co.
4.850% due 08/01/2034	3,100	3,171

Public Service Enterprise Group, Inc.
5.200% due 04/01/2029	8,200	8,504

Puget Energy, Inc.
4.100% due 06/15/2030	1,300	1,253

Rio Oil Finance Trust
9.750% due 01/06/2027	4,655	4,822

San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,400	10,735
4.100% due 06/15/2049	9,500	8,047

SCE Recovery Funding LLC
5.112% due 12/14/2049	3,700	3,743

Sempra
3.400% due 02/01/2028	2,840	2,754
4.125% due 04/01/2052 •	4,100	3,919
5.500% due 08/01/2033	2,700	2,833
6.875% due 10/01/2054 •	6,100	6,338

Southern California Edison Co.
1.200% due 02/01/2026	7,200	6,905
2.500% due 06/01/2031	2,600	2,303
2.750% due 02/01/2032	10,500	9,346
2.950% due 02/01/2051	6,800	4,664
3.450% due 02/01/2052	8,200	6,110
3.650% due 02/01/2050	2,000	1,558
3.900% due 12/01/2041	1,100	930
3.900% due 03/15/2043	6,100	5,110
4.000% due 04/01/2047	14,900	12,466
4.650% due 10/01/2043	600	560
4.875% due 03/01/2049	8,468	8,049
5.300% due 03/01/2028	8,300	8,589
6.650% due 04/01/2029	8,039	8,758

Southern California Gas Co.
2.550% due 02/01/2030	2,200	2,018
5.200% due 06/01/2033 (m)	10,300	10,724

Southern Co. Gas Capital Corp.
1.750% due 01/15/2031	12,000	10,184
3.250% due 06/15/2026	5,475	5,395
3.875% due 11/15/2025	2,300	2,283

Southern Power Co.
5.250% due 07/15/2043	1,000	998

Southwest Gas Corp.
4.050% due 03/15/2032	5,775	5,496

Southwestern Electric Power Co.
3.250% due 11/01/2051	3,593	2,491

Southwestern Public Service Co.
3.150% due 05/01/2050	8,200	5,739
6.000% due 06/01/2054	4,000	4,381

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SPP-Distribucia AS
1.000% due 06/09/2031	EUR	3,600	$3,256

SW Finance I PLC
7.000% due 04/16/2040	GBP	6,600	7,621
7.375% due 12/12/2041		4,800	5,692

System Energy Resources, Inc.
2.140% due 12/09/2025		$13,800	13,377

Targa Resources Partners LP
5.500% due 03/01/2030		5,200	5,299

Toledo Edison Co.
2.650% due 05/01/2028		11,334	10,586

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025		200	199

Transcanada Trust
5.300% due 03/15/2077 •(m)		13,550	13,370

Union Electric Co.
5.200% due 04/01/2034		1,200	1,255

Verizon Communications, Inc.
2.850% due 09/03/2041		1,850	1,392
4.780% due 02/15/2035		2,812	2,809

Vistra Operations Co. LLC
4.300% due 07/15/2029		5,000	4,904
6.000% due 04/15/2034		5,200	5,561
6.950% due 10/15/2033		1,450	1,636

Vodafone Group PLC
5.125% due 06/04/2081 •		11,100	9,166

Xcel Energy, Inc.
3.400% due 06/01/2030		240	228
5.450% due 08/15/2033		2,400	2,493

			1,143,703

Total Corporate Bonds & Notes (Cost $9,278,173)			8,967,290

MUNICIPAL BONDS & NOTES 0.2%

FLORIDA 0.0%

State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2024
5.526% due 07/01/2034		5,000	5,278

TEXAS 0.2%

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		10,961	11,345
5.169% due 04/01/2041		7,600	8,014

			19,359

Total Municipal Bonds & Notes (Cost $23,608)			24,637

U.S. GOVERNMENT AGENCIES 16.2%

Freddie Mac
6.155% due 11/25/2055 «~		3,209	2,183
14.395% due 03/25/2029 •		494	554

Ginnie Mae
5.995% due 02/20/2074 •		3,692	3,683

Ginnie Mae, TBA
4.000% due 11/01/2054		93,600	90,566

Uniform Mortgage-Backed Security
3.000% due 01/01/2045		120	111
3.500% due 07/01/2046		1,668	1,575
4.000% due 08/01/2049		181	176
4.500% due 10/01/2052 - 12/01/2053		23,363	22,989

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054		31,030	27,854
4.000% due 11/01/2054		464,980	446,967
4.500% due 10/01/2054 - 12/01/2054		450,395	443,175
5.000% due 11/01/2054		145,500	145,437
5.500% due 10/01/2054 - 11/01/2054		606,800	613,881
6.000% due 11/01/2054		248,500	253,984

82	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 11/01/2054	$22,000	$22,671

Total U.S. Government Agencies (Cost $2,079,500)		2,075,806

U.S. TREASURY OBLIGATIONS 17.9%

U.S. Treasury Bonds
1.875% due 11/15/2051	184,438	114,950
2.000% due 11/15/2041	99,000	72,829
2.250% due 02/15/2052	12,600	8,595
2.500% due 02/15/2046	76,025	57,497
2.500% due 05/15/2046	91,308	68,850
2.750% due 08/15/2047	96,200	75,107
3.125% due 08/15/2044 (m)	106,675	91,003
3.125% due 05/15/2048 (m)	106,300	88,322
3.375% due 05/15/2044 (m)	93,084	82,743
3.875% due 05/15/2043	55,300	53,259
4.500% due 02/15/2044	2,660	2,776
4.625% due 05/15/2054	20,300	22,024

U.S. Treasury Inflation Protected Securities (i)
1.500% due 02/15/2053	79,622	72,061
2.125% due 04/15/2029 (m)(o)	133,404	137,147

U.S. Treasury Notes
1.375% due 10/31/2028 (m)(o)	270,007	247,568
1.875% due 02/28/2027 (o)	15,400	14,792
1.875% due 02/15/2032 (m)(o)(q)	241,541	213,358
2.750% due 08/15/2032 (m)(o)(q)	87,293	81,592
2.875% due 05/15/2032 (m)(o)	107,755	101,887
3.125% due 11/15/2028 (o)(q)	29,000	28,499
3.625% due 03/31/2030 (o)(q)	1,700	1,702
4.000% due 02/15/2034 (m)	42,590	43,332
4.125% due 03/31/2029 (m)	59,940	61,312
4.125% due 11/15/2032 (m)(o)	110,800	114,003
4.250% due 03/15/2027 (q)	20	20
4.500% due 03/31/2026	70	71
4.625% due 04/30/2029 (m)	229,700	239,906
4.875% due 10/31/2030 (m)	185,700	198,238

U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)	19,400	8,997

Total U.S. Treasury Obligations (Cost $2,404,889)		2,302,440

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%

245 Park Avenue Trust
3.508% due 06/05/2037	3,622	3,465

American Home Mortgage Assets Trust
6.063% due 10/25/2046 •	1,436	956

American Home Mortgage Investment Trust
6.876% due 11/25/2045 •	469	191

AOA Mortgage Trust
6.086% due 10/15/2038 •	10,675	10,080

Atrium Hotel Portfolio Trust
6.344% due 06/15/2035 •	21,571	21,556

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	7,800	6,020

Banc of America Alternative Loan Trust
5.750% due 11/25/2035	170	124

Banc of America Funding Trust
4.553% due 06/20/2037 ~	2,502	2,083
5.099% due 01/25/2037 •	4,907	4,276
5.455% due 10/20/2036 •	972	740
5.635% due 06/20/2047 •	678	543
5.750% due 01/25/2037	2,039	1,720
5.769% due 05/25/2037 •	267	222
6.000% due 03/25/2037	948	747
11.602% due 07/25/2047 •	715	1,135

Banc of America Mortgage Trust
4.293% due 10/25/2035 ~	351	281

BCAP LLC Trust
3.961% due 07/26/2036 ~	102	91
5.409% due 05/25/2047 •	462	449
6.000% due 07/26/2037 ~	155	139

Bear Stearns Adjustable Rate Mortgage Trust
4.434% due 06/25/2047 ~	1,441	1,312

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ALT-A Trust
4.227% due 03/25/2036 ~	$130	$106
4.560% due 08/25/2036 ~	849	405
5.289% due 08/25/2036 •	388	340
5.296% due 04/25/2035 ~	6,475	5,904

Bear Stearns Asset-Backed Securities Trust
5.319% due 12/25/2035 •	226	108
5.500% due 08/25/2035 •	85	51

Beast Mortgage Trust
6.397% due 02/15/2037 •	2,100	1,870

Benchmark Mortgage Trust
2.640% due 09/15/2048	2,848	2,772

BX Trust
5.846% due 04/15/2039 •	14,574	14,331
6.111% due 10/15/2036 •	7,000	6,965

Chase Mortgage Finance Trust
6.000% due 06/25/2037	2,824	1,199

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
5.649% due 08/25/2037 •	271	255

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.249% due 01/25/2035 •	182	173

Citigroup Commercial Mortgage Trust
3.251% due 05/10/2035	1,145	1,117

Citigroup Mortgage Loan Trust
4.560% due 03/25/2037 ~	202	175

Commercial Mortgage Trust
3.178% due 02/10/2035	13,000	12,238

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ~	759	407

Countrywide Alternative Loan Trust
5.179% due 04/25/2047 •	928	785
5.265% due 09/20/2046 •	598	604
5.285% due 09/20/2046 •	1,247	1,172
5.319% due 05/25/2037 •	627	189
5.349% due 09/25/2046 •	1,109	1,056
5.500% due 07/25/2035	808	656
5.500% due 01/25/2036	752	503
6.000% due 03/25/2036	766	345
6.000% due 05/25/2036	86	44
6.000% due 06/25/2037	1,388	656
6.473% due 08/25/2035 •	1,338	1,111
6.500% due 12/25/2036	356	162

Credit Suisse Commercial Mortgage Trust
6.278% due 06/15/2034 •	3,152	2,953

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	5,352	4,298

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.850% due 09/25/2057 ~	493	479
3.943% due 05/27/2037 ~	2,753	1,862
4.000% due 06/26/2037 ~	1,292	1,226
4.531% due 04/28/2037 ~	813	777

CSAIL Commercial Mortgage Trust
3.718% due 08/15/2048	6,500	6,423

DC Commercial Mortgage Trust
6.314% due 09/12/2040	1,200	1,260

DROP Mortgage Trust
6.361% due 10/15/2043 •	5,000	4,742

Extended Stay America Trust
6.291% due 07/15/2038 •	50,343	50,321

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •	18,000	18,050

GSR Mortgage Loan Trust
5.409% due 08/25/2046 •	19,296	4,445

HarborView Mortgage Loan Trust
4.229% due 06/19/2036 ~	580	246
4.867% due 01/19/2036 •	1,565	974
5.489% due 12/19/2036 •	2,205	1,698

HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	88	68

IndyMac INDX Mortgage Loan Trust
5.449% due 07/25/2035 •	5,086	4,672

InTown Mortgage Trust
7.586% due 08/15/2039 •	10,700	10,749

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Alternative Loan Trust
4.842% due 05/25/2037 ~	$577	$515
6.810% due 08/25/2036 þ	605	587

JP Morgan Chase Commercial Mortgage Securities Trust
5.693% due 04/15/2037 •	2,929	2,852
6.511% due 03/15/2036 •	12,792	11,341

Lehman Mortgage Trust
6.000% due 07/25/2037	57	52

Merrill Lynch Mortgage Investors Trust
6.971% due 05/25/2033 ~	3	2

Morgan Stanley Capital Trust
6.161% due 12/15/2036 •	2,341	1,896
6.380% due 12/15/2038 •	6,700	6,408

Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~	365	106

Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 ~	4	4

MortgageIT Mortgage Loan Trust
5.369% due 04/25/2036 •	3,307	2,461

New Century Alternative Mortgage Loan Trust
6.667% due 07/25/2036 þ	861	179

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	22,745	21,904
2.750% due 11/25/2059 ~	15,669	15,015
4.500% due 05/25/2058 ~	5,600	5,545

One New York Plaza Trust
6.161% due 01/15/2036 •	2,400	2,295

ONE Park Mortgage Trust
5.911% due 03/15/2036 •	7,700	7,509

Residential Accredit Loans, Inc. Trust
5.244% due 01/25/2036 ~	1,001	738
5.329% due 05/25/2036 •	716	656
5.349% due 08/25/2036 •	444	438
5.389% due 04/25/2046 •	6,124	1,597
5.790% due 07/25/2035 ~	110	102
6.036% due 10/25/2037 ~	3,448	2,934

Starwood Mortgage Trust
6.311% due 04/15/2034 •	1,476	1,464

Structured Adjustable Rate Mortgage Loan Trust
3.883% due 08/25/2036 •	522	426
4.077% due 05/25/2036 ~	846	468

TBW Mortgage-Backed Trust
6.280% due 01/25/2037 þ	6,705	1,086

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	2,717	2,638
5.969% due 05/25/2058 •	669	690

Wachovia Mortgage Loan Trust LLC
6.624% due 05/20/2036 ~	48	47

WaMu Mortgage Pass-Through Certificates Trust
5.064% due 07/25/2037 ~	267	238

Washington Mutual Mortgage Pass-Through Certificates Trust
5.963% due 11/25/2046 •	826	680
6.000% due 07/25/2036	179	130

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	93	80

Total Non-Agency Mortgage-Backed Securities (Cost $333,883)		320,155

ASSET-BACKED SECURITIES 5.4%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •	5,400	5,400
6.591% due 07/15/2034 •	4,000	4,006

522 Funding CLO Ltd.
6.584% due 10/20/2031 •	4,998	5,005

ABFC Trust
5.229% due 01/25/2037 •	3,411	2,446

Accredited Mortgage Loan Trust
5.229% due 09/25/2036 •	634	629

ACE Securities Corp. Home Equity Loan Trust
5.289% due 08/25/2036 •	1,520	353

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	83

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.369% due 12/25/2036 •	$4,912	$1,295
5.914% due 05/25/2035 •	5,500	4,986

ACREC LLC
7.327% due 02/19/2038 •	8,395	8,445

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	1,774	1,517

AIMCO CLO
6.408% due 10/17/2034 •	4,300	4,300

Allegro CLO Ltd.
6.529% due 01/19/2033 •	1,500	1,501

Anchorage Capital CLO Ltd.
6.401% due 10/15/2031 •	3,100	3,102
6.765% due 04/22/2034 •	2,100	2,105

Apex Credit CLO Ltd.
6.522% due 10/20/2031 •	2,841	2,844

Apidos CLO
6.441% due 07/18/2029 •	2,450	2,451

Ares CLO Ltd.
6.594% due 04/22/2031 •	8,531	8,547
6.606% due 04/17/2033 •	15,000	15,011

Argent Securities Trust
5.079% due 09/25/2036 •	1,608	528
5.509% due 05/25/2036 •	1,262	308
5.529% due 04/25/2036 •	6,291	2,019

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.729% due 02/25/2036 •	2,031	1,622

Atlas Senior Loan Fund Ltd.
6.503% due 10/23/2032 •	7,000	7,002

Atlas Static Senior Loan Fund Ltd.
7.051% due 07/15/2030 •	1,042	1,045

Bain Capital Credit CLO Ltd.
1.000% due 07/16/2034 (b)	5,000	5,000
6.375% due 07/19/2034 •	5,800	5,800

Barings CLO Ltd.
6.513% due 04/15/2031 •	8,037	8,045

BDS Ltd.
7.101% due 08/19/2038 •	13,700	13,770

Bear Stearns Asset-Backed Securities Trust
5.429% due 11/25/2036 •	6,743	6,505

Benefit Street Partners CLO Ltd.
6.632% due 04/20/2034 •	12,000	12,020
6.643% due 07/15/2032 •	8,700	8,700

Blackbird Capital Aircraft Lease Securitization Ltd.
4.213% due 12/16/2041 þ	2,273	2,259

BPCRE Ltd.
7.414% due 01/16/2037 •	1,574	1,573

Brightspire Capital Ltd.
6.229% due 08/19/2038 •	4,705	4,691

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •	12,000	12,100

Carlyle Global Market Strategies CLO Ltd.
6.328% due 08/14/2030 •	3,899	3,903

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •	6,427	6,429

Carrington Mortgage Loan Trust
5.219% due 10/25/2036 •	1,988	1,607

Catamaran CLO Ltd.
6.644% due 04/22/2030 •	7,835	7,845

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •	2,948	2,999

Citigroup Mortgage Loan Trust
5.169% due 01/25/2037 •	8,765	3,533
5.489% due 03/25/2036 •	988	906

Countrywide Asset-Backed Certificates Trust
5.109% due 07/25/2037 •	155	154
5.409% due 09/25/2047 •	230	227
5.429% due 05/25/2037 •	2,126	1,975
5.449% due 03/25/2036 •	966	880
5.709% due 08/25/2047 •	1,802	1,755

CQS U.S. CLO Ltd.
7.132% due 07/20/2031 •	19,304	19,320

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization Trust
5.269% due 11/25/2036 •	$1,063	$485

Crestline Denali CLO Ltd.
6.574% due 04/20/2030 •	3,762	3,763

ECAF Ltd.
3.473% due 06/15/2040	180	118
4.947% due 06/15/2040	3,936	2,657

Ellington Loan Acquisition Trust
6.069% due 05/25/2037 •	2,772	2,714

Elmwood CLO Ltd.
6.986% due 12/11/2033 •	22,100	22,157

Fremont Home Loan Trust
5.119% due 01/25/2037 •	1,366	627
5.309% due 02/25/2037 •	1,722	560

Golub Capital Partners Static Ltd.
6.512% due 04/20/2033 •	8,606	8,609

GSAA Home Equity Trust
4.388% due 03/25/2036 ~	1,076	453
5.269% due 07/25/2036 •	49,449	9,723
5.289% due 05/25/2036 •	32,606	7,694
5.479% due 01/25/2036 •	7,118	6,157

GSAMP Trust
5.129% due 01/25/2037 •	2,620	1,579
5.249% due 09/25/2036 •	68,424	23,848
5.309% due 01/25/2037 •	5,213	5,085

Home Equity Loan Trust
5.309% due 04/25/2037 •	3,100	2,739

Home Equity Mortgage Loan Asset-Backed Trust
5.719% due 10/25/2035 •	1,753	1,733

Jamestown CLO Ltd.
0.000% due 07/25/2035 •	10,500	10,510

JP Morgan Mortgage Acquisition Trust
4.167% due 07/25/2036 •	8,826	8,360
6.080% due 08/25/2036 þ	1,264	778

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	1,966	1,816

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	7,021	6,495

LCCM Trust
6.411% due 12/13/2038 •	3,474	3,450

LCM Ltd.
6.562% due 07/20/2034 •	6,000	6,011

Lehman XS Trust
4.699% due 06/25/2036 •	58	61

Long Beach Mortgage Loan Trust
5.289% due 09/25/2036 •	12,912	3,607
5.329% due 03/25/2046 •	4,153	3,338
5.449% due 09/25/2036 •	4,084	1,146

Madison Park Funding Ltd.
6.321% due 10/22/2034 •	4,000	4,000

Magnetite Ltd.
6.451% due 10/15/2031 •	3,486	3,488

MAPS Ltd.
4.212% due 05/15/2043	1,013	1,000

MASTR Asset-Backed Securities Trust
5.449% due 03/25/2036 •	2,083	1,269
5.689% due 12/25/2034 •	6,818	6,547
5.719% due 10/25/2035 •	983	939

Merrill Lynch Mortgage Investors Trust
4.010% due 02/25/2037 þ	10,345	1,257
5.489% due 03/25/2037 •	5,390	4,996
5.719% due 09/25/2035 •	778	767
5.869% due 02/25/2047 •	4,442	2,612

METAL LLC
4.581% due 10/15/2042	6,362	4,186

MF1 LLC
6.702% due 03/19/2039 •	1,000	1,001
7.600% due 09/17/2037 •	10,500	10,536

MF1 Ltd.
6.315% due 02/19/2037 •	12,593	12,546

Morgan Stanley ABS Capital, Inc. Trust
5.109% due 10/25/2036 •	942	419
5.119% due 11/25/2036 •	1,344	764

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.119% due 12/25/2036 •		$646	$327
5.119% due 02/25/2037 •		3,530	1,689
5.149% due 02/25/2037 •		10,969	3,604
5.169% due 02/25/2037 •		463	221
5.189% due 10/25/2036 •		1,030	458
5.199% due 02/25/2037 •		4,180	1,373
5.469% due 08/25/2036 •		5,598	2,853
5.589% due 12/25/2035 •		226	220
6.219% due 07/25/2037 •		2,100	1,844

Morgan Stanley Home Equity Loan Trust
5.069% due 04/25/2037 •		203	107
5.319% due 04/25/2037 •		968	510

Neuberger Berman Loan Advisers CLO Ltd.
6.873% due 10/24/2032 •		11,100	11,113

New Century Home Equity Loan Trust
5.289% due 08/25/2036 •		5,090	4,998
5.674% due 02/25/2036 •		6,100	5,321

Northwoods Capital Ltd.
6.137% due 06/15/2031 •		6,200	6,200

NovaStar Mortgage Funding Trust
5.269% due 03/25/2037 •		1,037	346
5.389% due 01/25/2037 •		4,169	1,440
5.469% due 10/25/2036 •		1,058	466

Ocean Trails Clo
6.440% due 07/15/2034 •		11,200	11,208

Octagon Investment Partners Ltd.
6.511% due 07/19/2030 •		5,224	5,228

Option One Mortgage Loan Trust
5.109% due 01/25/2037 •		3,599	2,121

OZLM Ltd.
6.432% due 07/20/2030 •		3,148	3,151
6.594% due 04/20/2031 •		2,898	2,900

Palmer Square European Loan Funding DAC
4.465% due 04/15/2031 •	EUR	948	1,056

Palmer Square Loan Funding Ltd.
6.344% due 07/20/2029 •		$5,805	5,810

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.704% due 08/25/2035 •		2,968	2,898

PFP Ltd.
7.371% due 08/19/2035 •		16,451	16,548

Rad CLO Ltd.
6.515% due 04/25/2032 •		4,568	4,573

RBSSP Resecuritization Trust
5.583% due 11/26/2036 •		121	120

Ready Capital Mortgage Financing LLC
5.919% due 07/25/2036 •		545	543
7.229% due 10/25/2039 •		3,162	3,174
7.407% due 10/25/2039 •		15,190	15,292

Regatta Funding Ltd.
6.311% due 01/15/2033 •		12,100	12,100
6.485% due 10/25/2031 •		8,784	8,793

Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 þ		10,355	4,339

Residential Asset Mortgage Products Trust
5.429% due 12/25/2035 •		6,931	5,786

Sandstone Peak Ltd.
0.000% due 10/15/2034 •		9,000	9,000

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		1,997	1,906

Securitized Asset-Backed Receivables LLC Trust
5.469% due 03/25/2036 •		1,175	734

Sound Point CLO Ltd.
6.565% due 01/25/2032 •		5,300	5,301
6.733% due 07/15/2034 •		4,000	4,003

Specialty Underwriting & Residential Finance Trust
3.984% due 02/25/2037 þ		1,392	485
5.239% due 04/25/2037 •		727	545
5.269% due 06/25/2037 •		490	292

Start Ltd.
4.089% due 03/15/2044		1,735	1,676

Structured Asset Investment Loan Trust
5.119% due 09/25/2036 •		84	82

84	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
5.469% due 11/25/2037 •		$8,000	$7,251

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		4,211	3,756

Symphony CLO Ltd.
6.031% due 04/18/2033 •		4,100	4,100

TCW CLO Ltd.
6.395% due 08/16/2034 •		9,000	9,005

TIAA CLO Ltd.
6.422% due 01/20/2032 •		2,200	2,201

Trinitas CLO Ltd.
6.615% due 01/25/2034 •		7,000	7,016
6.625% due 01/25/2034 •		9,700	9,710

TSTAT Ltd.
6.432% due 07/20/2037 •		7,000	7,002

Venture CLO Ltd.
6.674% due 04/20/2032 •		4,000	4,004

Verdelite Static CLO Ltd.
6.424% due 07/20/2032 •		9,000	9,018

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		17,600	17,201

Voya CLO Ltd.
6.563% due 10/15/2030 •		1,641	1,643

Wellfleet CLO Ltd.
6.714% due 07/20/2032 •		2,880	2,883
6.763% due 07/15/2034 •		8,000	8,008

Total Asset-Backed Securities (Cost $747,610)			686,615

SOVEREIGN ISSUES 3.0%

Argentina Government International Bond
1.000% due 07/09/2029		233	152
3.500% due 07/09/2041 þ		9,535	4,367
4.125% due 07/09/2046 þ		1,610	816

Australia Government International Bond
1.000% due 11/21/2031	AUD	43,650	24,891

Brazil Government International Bond
7.125% due 05/13/2054		$9,300	9,645

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (f)	BRL	477,100	83,031

Canada Housing Trust
1.950% due 12/15/2025	CAD	59,800	43,571

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$11,700	12,292

Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		12,600	12,059

Export-Import Bank of India
3.250% due 01/15/2030		6,000	5,648

Israel Government International Bond
5.500% due 03/12/2034		21,100	21,254
5.750% due 03/12/2054		8,000	7,631

Kuwait International Government Bond
3.500% due 03/20/2027		14,500	14,327

Mexico Government International Bond
2.750% due 11/27/2031 (i)	MXN	671,402	29,766
3.000% due 12/03/2026 (i)		115,543	5,535
3.771% due 05/24/2061		$3,350	2,197
4.000% due 11/30/2028 (i)	MXN	300,197	14,731
4.000% due 08/24/2034 (i)		29,607	1,400

Peru Government International Bond
6.900% due 08/12/2037	PEN	14,400	4,006
6.950% due 08/12/2031		7,600	2,195

Qatar Government International Bond
4.400% due 04/16/2050		$5,300	4,931

Romania Government International Bond
1.750% due 07/13/2030	EUR	5,700	5,416
2.125% due 03/07/2028		5,000	5,250
2.875% due 04/13/2042		2,300	1,733
3.750% due 02/07/2034		500	492
5.250% due 05/30/2032		9,200	10,290
5.375% due 03/22/2031		7,450	8,506

Russia Government International Bond
7.500% due 03/31/2030		$54	36

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saudi Government International Bond
2.250% due 02/02/2033	$14,100	$11,796
4.750% due 01/16/2030	21,700	22,202
5.000% due 01/18/2053	14,000	13,008

Ukraine Government International Bond
0.000% due 02/01/2030 þ(h)	165	73
0.000% due 02/01/2034 þ(h)	618	212
0.000% due 02/01/2035 þ(h)	522	229
0.000% due 02/01/2036 þ(h)	435	189
1.750% due 02/01/2029 þ	2,120	1,250
1.750% due 02/01/2034 þ	909	405

Total Sovereign Issues (Cost $409,542)		385,532

	SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV (e)	441,790	0

ENERGY 0.0%

Constellation Oil ‘B’ «(e)(l)	2,022,200	219

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(l)	184,946	4,560

Forsea Holding SA «	97	2

Westmoreland Mining Holdings «(e)(l)	47,724	42

Westmoreland Mining LLC «(e)(l)	48,144	205

		4,809

MATERIALS 0.0%

Petra Diamonds Ltd. (e)	1,042,150	392

Total Common Stocks (Cost $9,514)		5,420

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(l)	3	0

Total Warrants (Cost $0)		0

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500%	7,750	9,937

Total Convertible Preferred Securities (Cost $5,523)		9,937

PREFERRED SECURITIES 4.4%

BANKING & FINANCE 4.2%

American AgCredit Corp.
5.250% due 06/15/2026 •(j)	14,000,000	13,719

Banco Santander SA
8.000% due 02/01/2034 •(j)(k)	6,000,000	6,382

Bank of America Corp.
5.875% due 03/15/2028 •(j)	58,483,000	59,310

Bank of New York Mellon Corp.
4.625% due 09/20/2026 •(j)	775,000	768

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(j)	8,000,000	7,400

Capital Farm Credit ACA
5.000% due 03/15/2026 •(j)	35,500,000	34,626

Charles Schwab Corp.
4.000% due 12/01/2030 •(j)	38,500,000	34,494
5.000% due 12/01/2027 •(j)	7,950,000	7,622

	SHARES	MARKET VALUE (000S)

Citigroup, Inc.
3.875% due 02/18/2026 •(j)	20,000,000	$19,369
4.150% due 11/15/2026 •(j)	3,800,000	3,649
4.700% due 01/30/2025 •(j)	9,000,000	8,961
7.000% due 08/15/2034 •(j)	12,200,000	13,077
7.200% due 05/15/2029 •(j)	9,500,000	10,064

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(j)	12,000,000	11,349
5.650% due 10/06/2025 •(j)	2,520,000	2,513

CoBank ACB
4.250% due 01/01/2027 •(j)	7,900,000	7,564
6.200% (US0003M + 3.744%) due 01/01/2025 ~(j)	106,000	10,641
6.250% due 10/01/2026 •(j)	9,300,000	9,360
6.450% due 10/01/2027 •(j)	5,000,000	5,013

Discover Financial Services
6.125% due 06/23/2025 •(j)	17,000,000	17,047

Encina Private Credit LLC «	3,793	0

Farm Credit Bank of Texas
6.200% due 06/15/2028 •(j)	3,000,000	2,891

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(j)	9,000,000	8,548
6.125% due 11/10/2034 •(j)	12,700,000	12,783
7.500% due 02/10/2029 •(j)	9,300,000	9,997
7.500% due 05/10/2029 •(j)	9,000,000	9,567

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(j)	14,000,000	13,589
4.000% due 04/01/2025 •(j)	32,000,000	31,673
4.600% due 02/01/2025 •(j)	9,800,000	9,756
4.625% due 06/01/2026 (j)	327,000	7,488
6.100% due 10/01/2024 •(j)	1,100,000	1,100
6.875% due 06/01/2029 •(j)	14,300,000	15,344

MetLife Capital Trust
7.875% due 12/15/2067	2,000,000	2,230

Morgan Stanley
5.875% due 09/15/2026 ~(j)	3,000,000	3,021
6.500% due 10/15/2027 (j)	389,400	10,354
6.625% due 10/15/2029 (j)	92,000	2,469
8.368% (TSFR3M + 3.422%) due 12/15/2025 ~(j)	10,280,000	10,556

Nationwide Building Society
10.250% ~	64,034	11,336

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(j)	5,300,000	4,851
6.250% due 03/15/2030 •(j)	2,900,000	2,952

SBL Holdings, Inc.
7.000% due 05/13/2025 •(j)	3,550,000	3,198

State Street Corp.
6.700% due 03/15/2029 •(j)	8,500,000	8,830

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(j)	12,627,500	16,036

SVB Financial Group
4.250% due 11/15/2026 ^(d)(j)	10,000,000	22

Synchrony Financial
8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(j)	320,000	8,198

U.S. Bancorp
5.300% due 04/15/2027 •(j)	5,045,000	5,035

Wells Fargo & Co.
3.900% due 03/15/2026 •(j)	4,300,000	4,188
4.250% due 09/15/2026 (j)	678,800	13,759
5.875% due 06/15/2025 ~(j)	475,000	477
6.850% due 09/15/2029 •(j)	12,000,000	12,540
7.625% due 09/15/2028 •(j)	8,100,000	8,865

		534,581

INDUSTRIALS 0.1%

Energy Transfer LP
6.750% due 05/15/2025 •(j)	15,100,000	15,081

Land O’ Lakes, Inc.
7.000% due 09/18/2028 (j)	4,600,000	3,746

		18,827

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	85

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
UTILITIES 0.1%

Edison International
5.000% due 12/15/2026 •(j)	4,500,000	$4,410

Sempra Energy
4.875% due 10/15/2025 •(j)	7,300,000	7,246

		11,656

Total Preferred Securities (Cost $582,616)		565,064

REAL ESTATE INVESTMENT TRUSTS 0.1%

REAL ESTATE 0.1%

Welltower, Inc.	74,398	9,525

Total Real Estate Investment Trusts (Cost $4,200)		9,525

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%

U.S. TREASURY BILLS 0.0%
4.605% due 12/19/2024 (f)(g)(q)	$283	280

Total Short-Term Instruments (Cost $280)		280

Total Investments in Securities (Cost $16,021,011)		15,492,828

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	2,989,956	$29,113

Total Short-Term Instruments (Cost $29,104)		29,113

Total Investments in Affiliates (Cost $29,104)		29,113

Total Investments 120.9% (Cost $16,050,115)		$15,521,941

Financial Derivative Instruments (n)(p) (0.0)% (Cost or Premiums, net $59,686)		(2,625)

Other Assets and Liabilities, net (20.9)%		(2,675,553)

Net Assets 100.0%		$12,843,763

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Security becomes interest bearing at a future date.

(i)	Principal amount of security is adjusted for inflation.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

86	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$219	$219	0.00%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Drillco Holding Lux SA	06/08/2023	3,699	4,560	0.04
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	14,019	10,684	0.08
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,643	0.05
Westmoreland Mining Holdings	12/08/2014	1,393	42	0.00
Westmoreland Mining LLC	06/30/2023	319	205	0.00

		$25,649	$22,353	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	4.700%	09/20/2024	10/18/2024		$(3,181)	$(3,186)
	4.700	10/01/2024	10/18/2024		(2,032)	(2,032)
	4.750	09/20/2024	10/18/2024		(4,204)	(4,210)
	4.770	09/20/2024	10/18/2024		(673)	(674)
BRC	4.250	09/20/2024	TBD	(2)	(9,922)	(9,935)
	4.800	09/20/2024	TBD	(2)	(1,001)	(1,002)
	4.800	09/20/2024	TBD	(2)	(15,373)	(15,395)
IND	5.600	07/10/2024	10/10/2024		(482)	(489)
JPS	4.500	09/20/2024	11/12/2024		(805)	(806)
	4.750	09/20/2024	11/12/2024		(4,329)	(4,335)
	4.800	09/20/2024	11/12/2024		(14,183)	(14,204)
MSR	5.230	10/01/2024	10/02/2024		(51,168)	(51,168)
NOM	3.750	09/20/2024	TBD	(2)	(443)	(444)
SCX	4.800	09/20/2024	TBD	(2)	(3,380)	(3,385)
STR	4.990	09/30/2024	10/01/2024		(51,756)	(51,763)

Total Reverse Repurchase Agreements						$(163,028)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
UBS	5.170%	09/05/2024	12/04/2024	$(23,803)	$(23,893)
	5.170	09/11/2024	12/04/2024	(13,513)	(13,552)
	5.170	09/18/2024	12/04/2024	(4,060)	(4,067)
	5.170	09/20/2024	12/04/2024	(1,122)	(1,124)
	5.170	09/23/2024	12/04/2024	(1,491)	(1,493)
	5.280	09/05/2024	11/04/2024	(20,557)	(20,636)
	5.280	09/11/2024	11/04/2024	(1,091)	(1,094)
	5.300	09/16/2024	10/16/2024	(1,112)	(1,115)
	5.300	09/23/2024	10/16/2024	(4,260)	(4,265)
	5.300	09/27/2024	10/16/2024	(14,183)	(14,191)
	5.330	08/28/2024	10/28/2024	(54,989)	(55,266)
	5.330	08/30/2024	10/28/2024	(539)	(541)
	5.330	09/05/2024	10/28/2024	(26,616)	(26,719)
	5.330	09/06/2024	10/28/2024	(8,070)	(8,100)
	5.330	09/11/2024	10/28/2024	(49,511)	(49,658)
	5.330	09/16/2024	10/28/2024	(15,575)	(15,609)
	5.330	09/20/2024	10/28/2024	(36,348)	(36,407)
	5.350	08/22/2024	10/08/2024	(1,142)	(1,149)
	5.350	08/30/2024	10/08/2024	(2,479)	(2,490)
	5.350	09/03/2024	10/08/2024	(1,186)	(1,191)
	5.350	09/04/2024	10/08/2024	(28,731)	(28,846)
	5.350	09/05/2024	10/08/2024	(5,302)	(5,322)
	5.350	09/11/2024	10/08/2024	(36,691)	(36,801)
	5.350	09/13/2024	10/08/2024	(493)	(495)
	5.350	09/20/2024	10/08/2024	(13,900)	(13,923)
	5.390	08/29/2024	10/11/2024	(3,064)	(3,079)
	5.390	09/03/2024	10/11/2024	(2,264)	(2,273)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	87

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
	5.390%	09/04/2024	10/11/2024	$(2,958)	$(2,969)
	5.390	09/05/2024	10/11/2024	(3,138)	(3,150)
	5.390	09/09/2024	10/11/2024	(382)	(384)
	5.390	09/13/2024	10/11/2024	(3,253)	(3,262)
	5.390	09/20/2024	10/11/2024	(8,202)	(8,215)
	5.390	09/23/2024	10/11/2024	(852)	(853)
	5.440	08/02/2024	10/02/2024	(184,795)	(186,479)
	5.440	08/05/2024	10/02/2024	(7,205)	(7,267)
	5.440	08/21/2024	10/02/2024	(1,343)	(1,351)
	5.440	09/05/2024	10/02/2024	(18,501)	(18,574)
	5.440	09/06/2024	10/02/2024	(2,548)	(2,558)
	5.440	09/09/2024	10/02/2024	(1,817)	(1,823)
	5.440	09/11/2024	10/02/2024	(52,030)	(52,187)
	5.440	09/13/2024	10/02/2024	(5,772)	(5,788)
	5.440	09/23/2024	10/02/2024	(1,065)	(1,066)

Total Sale-Buyback Transactions					$(669,225)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(10,102)	$0	$(10,102)	$8,314	$(1,788)
BRC	0	(26,332)	0	(26,332)	27,260	928
IND	0	(489)	0	(489)	527	38
JPS	0	(19,345)	0	(19,345)	21,331	1,986
MSR	0	(51,168)	0	(51,168)	0	(51,168)
NOM	0	(444)	0	(444)	464	20
SCX	0	(3,385)	0	(3,385)	3,562	177
STR	0	(51,763)	0	(51,763)	52,270	507

Master Securities Forward Transaction Agreement
UBS	0	0	(669,225)	(669,225)	661,233	(7,992)

Total Borrowings and Other Financing Transactions	$0	$(163,028)	$(669,225)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(8,559)	$(19,345)	$(30,161)	$(58,065)
U.S. Treasury Obligations	(51,763)	0	0	0	(51,763)

Total	$(51,763)	$(8,559)	$(19,345)	$(30,161)	$(109,828)

Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(603,366)	$(65,859)	$0	$(669,225)

Total	$0	$(603,366)	$(65,859)	$0	$(669,225)

Total Borrowings	$(51,763)	$(611,925)	$(85,204)	$(30,161)	$(779,053)

Payable for reverse repurchase agreements and sale-buyback financing transactions (5)					$(779,053)

(m)	Securities with an aggregate market value of $777,781 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(1,280,242) at a weighted average interest rate of 5.394%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(1,492) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(53,200) is outstanding at period end.

88	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR	118.750	10/25/2024	68	$68	$(16)	$(6)
Call - EUREX Euro-Bobl November 2024 Futures		120.250	10/25/2024	68	68	(16)	(31)
Put - EUREX Euro-Bund November 2024 Futures		133.000	10/25/2024	62	62	(33)	(14)
Call - EUREX Euro-Bund November 2024 Futures		136.000	10/25/2024	62	62	(39)	(31)

						$(104)	$(82)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	128	$128	$(68)	$(7)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	128	128	(63)	(9)

					$(131)	$(16)

Total Written Options					$(235)	$(98)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2024	1,305	$174,392	$1,987	$319	$0
U.S. Treasury 5-Year Note December Futures	12/2024	5,552	610,069	602	0	(2,039)
U.S. Treasury 10-Year Note December Futures	12/2024	759	86,739	90	0	(344)
U.S. Treasury 10-Year Ultra December Futures	12/2024	881	104,220	170	0	(454)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	1,938	257,936	(623)	0	(1,514)

				$2,226	$319	$(4,351)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2024	53	$(7,960)	$(118)	$0	$(25)
Japan Government 10-Year Bond December Futures	12/2024	69	(69,444)	(144)	274	(154)

				$(262)	$274	$(179)

Total Futures Contracts				$1,964	$593	$(4,530)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
											Asset	Liability
Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.090%	$		4,400	$(153)	$123	$(30)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
											Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.253%		$	6,100	$1,207	$(850)	$357	$1	$0
AES Corp.	5.000	Quarterly	06/20/2026	0.373			2,100	430	(264)	166	0	(1)
AES Corp.	5.000	Quarterly	12/20/2028	0.818			5,000	621	201	822	1	0
Airbus Group	1.000	Quarterly	06/20/2029	0.417		EUR	8,000	171	65	236	0	(4)
Airbus SE	1.000	Quarterly	12/20/2028	0.370			2,800	21	60	81	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.253		$	3,900	83	(19)	64	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	89

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2027	0.355%	$	10,500	$(63)	$273	$210	$5	$0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.232		4,300	71	(62)	9	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.341		32,200	550	(185)	365	0	(7)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474		23,700	(85)	527	442	0	(6)
Atlantia SPA	1.000	Quarterly	12/20/2025	0.439	EUR	5,800	(262)	308	46	2	0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.211		10,800	256	(137)	119	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.118		16,400	309	(267)	42	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.044		1,900	(4)	486	482	1	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.443	$	2,800	(12)	46	34	0	(1)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.203		7,400	64	(49)	15	0	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.253		2,200	17	19	36	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	0.252		7,400	854	(765)	89	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.060		23,900	190	(133)	57	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101		8,500	58	73	131	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.110		900	10	8	18	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412		5,280	945	(418)	527	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.885		14,790	1,941	194	2,135	0	(24)
Glencore Finance	5.000	Quarterly	06/20/2031	1.418	EUR	14,000	3,192	200	3,392	26	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.151	$	6,900	(53)	153	100	0	(1)
Hess Corp.	1.000	Quarterly	12/20/2026	0.171		4,800	(49)	136	87	0	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.294		2,900	598	(301)	297	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.130		5,500	138	(126)	12	0	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.077		2,200	60	(16)	44	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.294		9,800	223	(104)	119	0	(2)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.167		19,500	487	(445)	42	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.164	EUR	12,600	(761)	791	30	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.468	$	1,500	(5)	23	18	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.350		3,800	655	(31)	624	0	(2)
Tesco PLC	1.000	Quarterly	12/20/2024	0.081	EUR	13,800	304	(268)	36	0	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.283		5,350	9	126	135	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.340		4,100	5	105	110	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167	$	46,100	141	(42)	99	2	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.301		2,500	57	(27)	30	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.326		6,200	149	(58)	91	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.395		400	(7)	15	8	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440		8,300	(22)	187	165	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474		2,000	(5)	47	42	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.785	EUR	8,900	61	18	79	0	(24)

							$12,549	$(506)	$12,043	$42	$(81)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	$	1,100	$13	$13	$26	$0	$0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		510,800	9,746	1,984	11,730	0	(3)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		1,056,300	23,838	100	23,938	3	(61)
iTraxx Crossover 41 5-Year Index	5.000	Quarterly	06/20/2029	EUR	12,175	1,180	87	1,267	0	(8)
iTraxx Crossover 42 5-Year Index	5.000	Quarterly	12/20/2029		16,450	1,521	22	1,543	0	(15)
iTraxx Europe Main 42 5-Year Index	1.000	Quarterly	12/20/2029		162,300	3,648	33	3,681	0	(76)

						$39,946	$2,239	$42,185	$3	$(163)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	398,600	$7,136	$1,494	$8,630	$0	$(212)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		16,900	(348)	566	218	0	(65)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(1,028)	1,361	333	53	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		4,094,400	(1,449)	1,683	234	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	12/18/2025		$79,400	1,879	353	2,232	107	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		81,400	(1,600)	(508)	(2,108)	202	0

90	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.350%	Annual	06/30/2031		$77,300	$(269)	$(336)	$(605)	$226	$0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031		105,000	(1,066)	549	(517)	307	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031		22,100	(42)	192	150	64	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		11,100	(45)	(609)	(654)	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		15,400	(47)	(767)	(814)	46	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		10,100	(33)	(558)	(591)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		10,800	(42)	(414)	(456)	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		10,100	(40)	(340)	(380)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		10,100	(34)	(223)	(257)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		10,590	(43)	(289)	(332)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		9,900	(36)	(242)	(278)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		10,000	(33)	(153)	(186)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		13,800	(48)	(234)	(282)	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		10,600	(38)	(186)	(224)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		10,200	(36)	(125)	(161)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		11,200	(40)	(155)	(195)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		10,200	(35)	(150)	(185)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		10,200	(36)	(197)	(233)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		15,300	(57)	(222)	(279)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		10,200	(37)	(157)	(194)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		10,300	(37)	(189)	(226)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		11,200	(46)	(201)	(247)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		4,200	(17)	(77)	(94)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		10,400	(42)	(197)	(239)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		10,300	(38)	(227)	(265)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		8,000	(30)	(62)	(92)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		17,500	(66)	(202)	(268)	51	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		18,600	(70)	(232)	(302)	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		5,700	(23)	(13)	(36)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		11,000	(43)	(28)	(71)	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		5,400	(26)	72	46	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		5,200	(24)	63	39	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		10,600	(47)	93	46	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		11,500	(50)	98	48	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		10,300	(37)	122	85	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		10,300	(37)	107	70	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	2	(5)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		67,400	2,618	(4,641)	(2,023)	271	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	741,500	2	(266)	(264)	0	(147)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	4,000	(6)	89	83	11	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		11,000	(16)	258	242	31	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		10,500	(16)	274	258	31	0
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		27,650	216	265	481	162	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		95,670	158	(168)	(10)	0	(990)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	89,200	(683)	2,977	2,294	0	(173)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		113,600	(617)	3,514	2,897	0	(220)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		61,300	276	1,279	1,555	0	(117)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	26,700	(201)	(1,365)	(1,566)	40	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		69,200	(252)	(3,031)	(3,283)	107	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		31,400	(118)	(1,358)	(1,476)	50	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		66,010	6,583	28,422	35,005	0	(461)

							$9,846	$25,704	$35,550	$2,739	$(2,385)

Total Swap Agreements							$62,188	$27,560	$89,748	$2,785	$(2,629)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(8)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$593	$2,785	$3,378	$(98)	$(4,530)	$(2,650)	$(7,278)

(o)

Securities with an aggregate market value of $161,698 and cash of $19,043 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	91

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

(1)	Future styled option variation margin asset of $8 and liability of $(14) is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin liability of $(21) for closed swap agreements is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	KRW	6,185,626		$4,626	$0	$(68)
	10/2024	PEN	6,330		1,682	0	(25)
	10/2024		$1,420	GBP	1,084	30	0
	10/2024		471	HKD	3,670	1	0
	10/2024		1,634	PLN	6,354	16	0
	10/2024		350	SGD	454	4	0
	11/2024	TWD	2,298,412		$71,066	0	(1,898)
	12/2024	PEN	1,517		400	0	(9)

BPS	10/2024	CNH	218,322		30,359	0	(838)
	10/2024	KRW	18,819,537		14,063	0	(219)
	10/2024	PLN	12,125		3,164	14	0
	10/2024		$13,064	CNH	92,617	170	0
	10/2024		3,297	DKK	22,045	0	(5)
	10/2024		8,476	EUR	7,625	15	(3)
	10/2024		42,851	GBP	32,549	666	0
	10/2024		1,676	HKD	13,056	4	0
	10/2024		23,350	NZD	37,516	484	0
	11/2024	CNH	93,496		$13,216	0	(173)
	11/2024	DKK	22,007		3,297	4	0
	11/2024		$3,164	PLN	12,133	0	(14)
	12/2024	PEN	1,761		$464	0	(11)
	12/2024		$1,204	MXN	24,271	15	0
	05/2029	KWD	2,919		$10,035	227	0
	07/2029		610		2,098	48	0

BRC	10/2024	GBP	136,422		179,974	0	(2,415)
	10/2024	IDR	492,943		32	0	(1)
	10/2024	ILS	4,926		1,324	5	(3)
	10/2024	NZD	10,645		6,726	0	(37)
	10/2024		$2,767	AUD	4,101	68	0
	10/2024		46	CHF	39	0	0
	10/2024		300	ILS	1,127	3	0
	10/2024		5,319	PLN	20,420	0	(16)
	10/2024		694	SEK	7,018	0	(3)
	10/2024		2,607	TRY	92,394	90	0
	10/2024		74	ZAR	1,356	4	0
	11/2024	CHF	39		$46	0	0
	11/2024	SEK	7,007		694	3	0
	11/2024		$6,726	NZD	10,645	37	0
	11/2024		3	PLN	11	0	0
	11/2024		20,364	TRY	762,988	699	(4)

92	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2024		$35,250		$1,325,374	$513	$0
	07/2025		1,510		68,626	21	0

BSH	12/2024	PEN	6,004		$1,582	0	(36)

CBK	10/2024	AUD	5,580		3,785	0	(72)
	10/2024	BRL	64,554		11,834	0	(16)
	10/2024	CNH	520,069		72,238	0	(2,078)
	10/2024	GBP	3,122		4,148	0	(26)
	10/2024	ILS	3,849		1,055	24	(1)
	10/2024	KRW	13,474,420		10,071	0	(152)
	10/2024	THB	7,288		219	0	(7)
	10/2024		$11,849	BRL	64,554	1	0
	10/2024		48,659	CNH	344,912	627	0
	10/2024		656	DKK	4,383	0	(2)
	10/2024		19,119	IDR	296,084,329	352	0
	10/2024		1,407	ILS	5,151	0	(25)
	10/2024		72,282	INR	6,079,461	203	0
	10/2024		1,236	JPY	174,500	0	(22)
	10/2024		26,594	ZAR	484,960	1,438	0
	11/2024	CNH	344,759		$48,747	0	(623)
	11/2024	DKK	4,376		656	2	0
	11/2024		$11,834	BRL	64,782	14	0
	12/2024	MXN	188,909		$9,712	230	0
	01/2025	PEN	8,799		2,335	0	(36)

DUB	10/2024	BRL	26,009		4,774	0	0
	10/2024	KRW	12,744,882		9,548	0	(123)
	10/2024	PLN	15,014		3,917	16	0
	10/2024		$4,631	BRL	26,009	143	0
	10/2024		10,144	PLN	39,137	39	(20)
	11/2024		3,917		15,025	0	(16)
	02/2025		3,261	MXN	65,971	22	0

FAR	10/2024	BRL	72,322		$13,275	0	(1)
	10/2024	NZD	25,103		15,779	0	(168)
	10/2024		$13,091	BRL	72,322	185	0
	10/2024		325,215	EUR	290,831	0	(1,477)
	11/2024	EUR	290,831		$325,661	1,477	0
	11/2024		$15,780	NZD	25,103	169	0
	12/2024	PEN	7,563		$1,994	0	(45)

GLM	10/2024	BRL	54,354		9,940	0	(38)
	10/2024		$9,949	BRL	54,354	28	0
	10/2024		369	IDR	5,702,517	6	0
	10/2024		795	ILS	2,956	0	(2)
	10/2024		6,678	INR	561,664	18	0
	10/2024		10,510	PLN	41,713	327	0
	11/2024	MXN	66,680		$3,337	0	(20)
	12/2024		26,923		1,377	26	0
	12/2024		$9,940	BRL	54,724	34	0
	02/2025		1,469	MXN	29,905	20	0
	04/2025	BRL	460,800		$82,671	283	(45)

IND	10/2024	KRW	6,352,032		4,744	0	(76)
	10/2024		$777	IDR	12,004,369	12	0

JPM	10/2024	CNH	1,102		$154	0	(3)
	10/2024	DKK	49,812		7,446	8	0
	10/2024	ILS	17,351		4,647	17	(26)
	10/2024	KRW	7,135,091		5,338	0	(76)
	10/2024	NOK	10,453		988	0	(3)
	10/2024		$13,279	CNH	94,108	169	0
	10/2024		6,902	DKK	46,026	0	(29)
	10/2024		122	IDR	1,889,458	2	0
	10/2024		11,353	PLN	44,012	81	(4)
	10/2024		946	SGD	1,230	11	0
	10/2024		3,566	TRY	125,787	31	0
	10/2024	ZAR	4,486		$250	0	(9)
	11/2024	CNH	93,890		13,279	0	(166)
	11/2024	DKK	45,946		6,902	29	0
	11/2024		$988	NOK	10,449	3	0
	11/2024		3,906	TRY	146,140	155	0
	12/2024	PEN	662		$175	0	(4)
	12/2024		$3,725	TRY	140,119	44	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	93

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	BRL	16,200		$2,882	$0	$(16)
	05/2025		$848	TRY	37,715	35	0

MBC	10/2024	JPY	500,400		$3,423	0	(59)
	10/2024	KRW	24,084,613		18,031	0	(245)
	10/2024	NOK	413		39	0	0
	10/2024	PLN	13,537		3,550	33	0
	10/2024	SEK	7,020		685	0	(6)
	10/2024		$181,971	CAD	244,486	0	(1,194)
	10/2024		539	CNY	3,798	3	0
	10/2024		1,139	EUR	1,030	8	0
	10/2024		141,594	GBP	105,911	61	(57)
	10/2024		1,986	IDR	30,773,819	38	0
	10/2024		871	NOK	9,167	0	(3)
	10/2024		14,780	SGD	18,988	0	(6)
	11/2024	CAD	244,290		$181,971	1,196	0
	11/2024	GBP	103,978		139,065	54	0
	11/2024	SGD	18,956		14,780	7	0
	11/2024		$39	NOK	413	0	0
	11/2024		9,435	PLN	36,360	38	(33)

MYI	10/2024	DKK	36,229		$5,398	0	(12)
	10/2024	EUR	300,495		334,898	403	0
	10/2024	KRW	9,168,165		6,855	0	(102)
	10/2024	NZD	1,768		1,109	0	(14)
	10/2024	SGD	20,669		15,873	0	(209)
	10/2024		$6,499	DKK	43,486	0	(5)
	10/2024		2,032	IDR	31,494,898	40	0
	10/2024		162	NOK	1,699	0	(1)
	11/2024	DKK	43,412		$6,499	5	0
	12/2024	MXN	19,490		969	0	(9)

NGF	10/2024		$6,524	IDR	100,772,981	102	0

RBC	12/2024	MXN	70,623		$3,554	10	0

SCX	10/2024	DKK	30,060		4,474	0	(15)
	10/2024		$2,117	EUR	1,907	6	0
	10/2024		400	IDR	6,190,800	7	0
	10/2024		27,050	INR	2,273,449	56	0
	11/2024	CNH	640		$88	0	(3)
	11/2024	TWD	17,819		561	0	(5)

SSB	10/2024		$12	CHF	10	0	0
	12/2024	MXN	23,069		$1,204	46	0

TOR	10/2024	AUD	65,378		44,339	0	(860)
	10/2024	CAD	244,314		181,518	868	0
	10/2024		$45,864	AUD	66,857	358	0
	11/2024	AUD	66,857		$45,887	0	(359)
	11/2024	DKK	160		24	0	0

UAG	10/2024	CHF	42,413		50,484	371	0
	10/2024	PLN	64		16	0	0
	10/2024		$49,944	CHF	42,364	110	0
	10/2024		4,395	PLN	17,075	40	0
	10/2024		22,437	ZAR	410,593	1,296	0
	11/2024	CHF	42,206		$49,944	0	(112)
	11/2024		$252	PLN	962	0	(2)
	11/2024		565	TWD	17,819	1	0

Total Forward Foreign Currency Contracts						$14,579	$(14,516)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	137,000	$129	$251

Total Purchased Options							$129	$251

94	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	10,000	$(33)	$(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	10,000	(33)	(35)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	6,200	(16)	(26)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	6,200	(16)	(9)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	12,000	(23)	(94)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	12,000	(19)	0

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	15,200	(114)	(110)

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	11,800	(39)	(38)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	11,800	(39)	(36)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	11,500	(38)	(32)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	11,500	(38)	(35)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	11,500	(38)	(43)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	11,500	(38)	(40)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	9,300	(34)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	9,300	(34)	(15)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	9,700	(35)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	9,700	(35)	(35)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	9,700	(29)	(14)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	9,700	(29)	(27)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	9,700	(30)	(29)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	9,700	(30)	(29)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	18,500	(60)	(53)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	18,500	(60)	(64)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	6,800	(18)	(15)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	6,800	(18)	(9)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	6,100	(21)	(4)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	6,100	(21)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	10,100	(40)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	10,100	(40)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	10,300	(35)	(5)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	5,100	(17)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	5,000	(17)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	10,300	(35)	(39)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	5,100	(17)	(18)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	5,000	(17)	(17)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	10,400	(29)	(13)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	10,400	(29)	(32)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	6,700	(10)	(7)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	6,700	(10)	(3)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	10,200	(33)	(35)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	10,200	(33)	(29)

							$ (1,300)	$(1,012)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$91.109	10/08/2024	7,600	$(40)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.109	10/08/2024	7,600	(37)	(149)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054	98.641	10/08/2024	7,500	(26)	(15)

					$(103)	$(164)

Total Written Options					$(1,403)	$(1,176)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	95

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.236%	$6,000	$131	$(74)	$57	$0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.226	11,600	(87)	110	23	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.174	1,000	(38)	40	2	0

CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.291	4,900	(85)	94	9	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.614	800	(32)	37	5	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.262	3,100	12	(6)	6	0

DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.180	4,200	(4)	30	26	0

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.291	4,800	(75)	84	9	0
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.915	5,800	811	(191)	620	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156	7,000	(58)	73	15	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662	2,600	(11)	35	24	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.180	4,200	(5)	31	26	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.174	9,600	(385)	406	21	0

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.420	2,000	(45)	48	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.485	3,800	(30)	64	34	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.106	5,800	80	(67)	13	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.180	5,600	(1)	35	34	0

MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	0.828	12,100	(749)	807	58	0
	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.222	6,000	0	35	35	0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.119	11,800	230	(203)	27	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156	5,800	(51)	64	13	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.372	600	(8)	13	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.548	9,700	27	70	97	0
	Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.087	6,600	(320)	365	45	0
	Post Holdings, Inc. «	1.900	Quarterly	12/20/2025	0.019	10,000	0	195	195	0

							$(693)	$2,095	$1,402	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,200	$(36)	$35	$0	$(1)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	119	0	(5)

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	77	0	(3)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	(15)	0	(23)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	50	0	(2)

						$(300)	$266	$0	$(34)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$	5,500	$0	$832	$832	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Pay	iBoxx USD Liquid Investment Grade Index	542,784	4.28	Maturity	09/24/2025	$61,231	$0	$(63)	$0	$(63)

Total Swap Agreements								$(993)	$3,130	$2,234	$(97)

96	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$51	$0	$832	$883	$(2,000)	$(40)	$0	$(2,040)	$(1,157)	$1,511	$354
BPS	1,647	0	0	1,647	(1,263)	(35)	0	(1,298)	349	(350)	(1)
BRC	1,443	0	82	1,525	(2,479)	(94)	0	(2,573)	(1,048)	1,282	234
BSH	0	0	0	0	(36)	0	0	(36)	(36)	0	(36)
CBK	2,891	251	20	3,162	(3,060)	(110)	0	(3,170)	(8)	(10)	(18)
DUB	220	0	26	246	(159)	0	0	(159)	87	(330)	(243)
FAR	1,831	0	0	1,831	(1,691)	(224)	0	(1,915)	(84)	0	(84)
GLM	742	0	0	742	(105)	(273)	0	(378)	364	(490)	(126)
GST	0	0	715	715	0	0	(1)	(1)	714	(870)	(156)
IND	12	0	0	12	(76)	0	0	(76)	(64)	0	(64)
JPM	585	0	84	669	(336)	(266)	(63)	(665)	4	205	209
MBC	1,438	0	0	1,438	(1,603)	0	0	(1,603)	(165)	280	115
MYC	0	0	475	475	0	(45)	(5)	(50)	425	(610)	(185)
MYI	448	0	0	448	(352)	0	0	(352)	96	1,255	1,351
NGF	102	0	0	102	0	0	0	0	102	0	102
RBC	10	0	0	10	0	0	0	0	10	0	10
RYL	0	0	0	0	0	(10)	0	(10)	(10)	0	(10)
SAL	0	0	0	0	0	(15)	(26)	(41)	(41)	168	127
SCX	69	0	0	69	(23)	0	0	(23)	46	0	46
SSB	46	0	0	46	0	0	0	0	46	0	46
TOR	1,226	0	0	1,226	(1,219)	0	0	(1,219)	7	586	593
UAG	1,818	0	0	1,818	(114)	(64)	(2)	(180)	1,638	(1,640)	(2)

Total Over the Counter	$14,579	$251	$2,234	$17,064	$(14,516)	$(1,176)	$(97)	$(15,789)

(q)

Securities with an aggregate market value of $5,287 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	97

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$593	$593
Swap Agreements	0	46	0	0	2,739	2,785

	$0	$46	$0	$0	$3,332	$3,378

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,579	$0	$14,579
Purchased Options	0	0	0	0	251	251
Swap Agreements	0	1,402	0	0	832	2,234

	$0	$1,402	$0	$14,579	$1,083	$17,064

	$0	$1,448	$0	$14,579	$4,415	$20,442

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$98	$98
Futures	0	0	0	0	4,530	4,530
Swap Agreements	0	245	0	0	2,405	2,650

	$0	$245	$0	$0	$7,033	$7,278

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,516	$0	$14,516
Written Options	0	0	0	0	1,176	1,176
Swap Agreements	0	34	63	0	0	97

	$0	$34	$63	$14,516	$1,176	$15,789

	$0	$279	$63	$14,516	$8,209	$23,067

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,696	$1,696
Futures	0	0	0	0	24,423	24,423
Swap Agreements	0	14,510	0	0	(7,128)	7,382

	$0	$14,510	$0	$0	$18,991	$33,501

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$901	$0	$901
Purchased Options	0	0	0	0	3,428	3,428
Written Options	0	0	0	0	8,636	8,636
Swap Agreements	0	1,001	(1,900)	0	0	(899)

	$0	$1,001	$(1,900)	$901	$12,064	$12,066

	$0	$15,511	$(1,900)	$901	$31,055	$45,567

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(111)	$(111)
Futures	0	0	0	0	2,666	2,666
Swap Agreements	0	(2,197)	0	0	(1,698)	(3,895)

	$0	$(2,197)	$0	$0	$857	$(1,340)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,648)	$0	$(2,648)
Purchased Options	0	0	0	0	797	797
Written Options	0	0	0	0	(1,033)	(1,033)
Swap Agreements	0	(629)	(222)	0	15	(836)

	$0	$(629)	$(222)	$(2,648)	$(221)	$(3,720)

	$0	$(2,826)	$(222)	$(2,648)	$636	$(5,060)

98	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$83,047	$57,080	$140,127
Corporate Bonds & Notes
Banking & Finance	0	4,258,650	8,744	4,267,394
Industrials	0	3,554,292	1,901	3,556,193
Utilities	0	1,143,703	0	1,143,703
Municipal Bonds & Notes
Florida	0	5,278	0	5,278
Texas	0	19,359	0	19,359
U.S. Government Agencies	0	2,073,623	2,183	2,075,806
U.S. Treasury Obligations	0	2,302,440	0	2,302,440
Non-Agency Mortgage-Backed Securities	0	320,155	0	320,155
Asset-Backed Securities	0	686,615	0	686,615
Sovereign Issues	0	385,532	0	385,532
Common Stocks
Energy	0	0	219	219
Industrials	0	0	4,809	4,809
Materials	392	0	0	392
Convertible Preferred Securities
Banking & Finance	9,937	0	0	9,937
Preferred Securities
Banking & Finance	42,268	492,313	0	534,581
Industrials	0	18,827	0	18,827
Utilities	0	11,656	0	11,656
Real Estate Investment Trusts
Real Estate	9,525	0	0	9,525
Short-Term Instruments
U.S. Treasury Bills	0	280	0	280

	$62,122	$15,355,770	$74,936	$15,492,828

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,113	$0	$0	$29,113

Total Investments	$91,235	$15,355,770	$74,936	$15,521,941

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	593	2,785	0	3,378
Over the counter	0	16,869	195	17,064

	$593	$19,654	$195	$20,442

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(261)	(6,996)	0	(7,257)
Over the counter	0	(15,789)	0	(15,789)

	$(261)	$(22,785)	$0	$(23,046)

Total Financial Derivative Instruments	$332	$(3,131)	$195	$(2,604)

Totals	$91,567	$15,352,639	$75,131	$15,519,337

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	99

Schedule of Investments	PIMCO Long Duration Total Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 184.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Catalent Pharma Solutions, Inc.
TBD% due 02/22/2028 «		$1,097	$1,100

Citadel Securities LP
TBD% due 07/29/2030		1,881	1,882

Jane Street Group LLC
TBD% due 01/26/2028		1,000	1,000

Telecom Serbia
TBD% (EUR003M + 1.350%) due 06/11/2029 «~	EUR	5,000	5,577

UKG, Inc.
TBD% (TSFR3M + 3.250%) due 02/10/2031 ~		$599	599

Vistra Zero Operating Co. LLC
TBD% due 04/30/2031		1,692	1,699

Total Loan Participations and Assignments (Cost $11,608)			11,857

CORPORATE BONDS & NOTES 43.3%

BANKING & FINANCE 16.8%

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		1,700	1,773

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		2,000	2,040

AerCap Ireland Capital DAC
3.300% due 01/30/2032		1,000	903
3.850% due 10/29/2041		367	307
3.875% due 01/23/2028		2,000	1,967

Aircastle Ltd.
2.850% due 01/26/2028		3,200	2,995
4.250% due 06/15/2026		800	795

Alexandria Real Estate Equities, Inc.
3.550% due 03/15/2052		753	553
5.150% due 04/15/2053		605	579

Ally Financial, Inc.
6.184% due 07/26/2035 •		1,324	1,356

American Assets Trust LP
3.375% due 02/01/2031		6,500	5,656

American Financial Group, Inc.
4.500% due 06/15/2047		7,400	6,626

American Homes 4 Rent LP
3.625% due 04/15/2032		1,800	1,665

American Tower Corp.
1.875% due 10/15/2030		1,740	1,500
2.100% due 06/15/2030		1,550	1,366
2.900% due 01/15/2030		300	278
2.950% due 01/15/2051		2,800	1,901
5.550% due 07/15/2033		3,500	3,670

Americold Realty Operating Partnership LP
5.409% due 09/12/2034		2,500	2,509

Arch Capital Group Ltd.
3.635% due 06/30/2050		4,900	3,812

Ares Capital Corp.
2.150% due 07/15/2026		1,500	1,426

Ares Finance Co. LLC
3.650% due 02/01/2052		3,100	2,341

Asian Development Bank
5.820% due 06/16/2028		500	536

Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028		1,675	1,779

Athene Global Funding
5.516% due 03/25/2027		2,200	2,253
5.583% due 01/09/2029		4,500	4,662

Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,193
6.375% due 07/15/2030		3,500	3,753

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		500	495
4.250% due 04/15/2026		2,600	2,574

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	$2,400	$2,546

Banco BTG Pactual SA
4.500% due 01/10/2025	3,800	3,788

Banco Santander SA
4.175% due 03/24/2028 •	400	396

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 •(g)	1,000	1,004

Bank of America Corp.
5.202% due 04/25/2029 •	4,300	4,422
5.819% due 09/15/2029 •	4,300	4,526

Bank of Nova Scotia
4.740% due 11/10/2032 •	2,600	2,609

Barclays PLC
2.894% due 11/24/2032 •	2,300	2,018
6.224% due 05/09/2034 •	2,900	3,125
6.692% due 09/13/2034 •	800	890

BGC Group, Inc.
8.000% due 05/25/2028	1,850	1,991

Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032	2,300	1,935
2.850% due 08/05/2051	2,800	1,869

Blackstone Secured Lending Fund
2.850% due 09/30/2028	230	210

Blue Owl Capital Corp.
2.875% due 06/11/2028 (i)	3,800	3,483

Blue Owl Credit Income Corp.
6.600% due 09/15/2029	800	821

Blue Owl Finance LLC
3.125% due 06/10/2031	7,200	6,316
4.125% due 10/07/2051	4,810	3,634
4.375% due 02/15/2032	200	185

BPCE SA
7.003% due 10/19/2034 •	13,450	15,072

Brookfield Finance LLC
3.450% due 04/15/2050	50	37

Brookfield Finance U.K. PLC
2.340% due 01/30/2032	5,190	4,448

Brookfield Finance, Inc.
3.500% due 03/30/2051	6,100	4,606
3.625% due 02/15/2052	800	605
4.700% due 09/20/2047	5,600	5,187

Brown & Brown, Inc.
5.650% due 06/11/2034	1,650	1,732

CaixaBank SA
5.673% due 03/15/2030 •	1,100	1,143
6.037% due 06/15/2035 •	900	957
6.840% due 09/13/2034 •	3,900	4,354

Cape Lookout Re Ltd.
12.546% (T-BILL 1MO + 8.000%) due 04/05/2027 ~	2,700	2,759

Carlyle Finance LLC
5.650% due 09/15/2048	6,000	6,085

CBRE Services, Inc.
5.950% due 08/15/2034	2,600	2,794

Charles River Re Ltd.
11.296% due 05/10/2031 •	250	258

CI Financial Corp.
7.500% due 05/30/2029	150	156

Citizens Financial Group, Inc.
5.718% due 07/23/2032 •	3,000	3,112

CNA Financial Corp.
5.500% due 06/15/2033	1,100	1,160

Community Preservation Corp.
2.867% due 02/01/2030	1,980	1,800

CoStar Group, Inc.
2.800% due 07/15/2030	1,500	1,352

CTR Partnership LP
3.875% due 06/30/2028	100	95

Danske Bank AS
4.375% due 06/12/2028	7,400	7,368

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	5,000	4,238

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

East Lane Re Ltd.
13.796% (T-BILL 3MO + 9.250%) due 03/31/2026 ~	$2,100	$2,107

EPR Properties
3.750% due 08/15/2029	900	842
4.500% due 06/01/2027	600	591
4.950% due 04/15/2028	600	595

Equinix, Inc.
3.400% due 02/15/2052	1,900	1,387

Equitable Holdings, Inc.
5.000% due 04/20/2048	3,393	3,252
5.594% due 01/11/2033	1,500	1,572

Extra Space Storage LP
2.350% due 03/15/2032	400	338

Fairfax Financial Holdings Ltd.
6.100% due 03/15/2055	2,500	2,606

Farmers Insurance Exchange
4.747% due 11/01/2057 •	3,300	2,718

Fish Pond Re Ltd.
8.546% (T-BILL 1MO + 4.000%) due 01/08/2027 ~	2,700	2,755

FMR LLC
5.150% due 02/01/2043	11,300	11,405

Ford Motor Credit Co. LLC
6.800% due 05/12/2028	5,900	6,184
6.950% due 06/10/2026	1,700	1,751

Freedom Mortgage Corp.
12.000% due 10/01/2028	2,300	2,514

FS KKR Capital Corp.
1.650% due 10/12/2024	2,400	2,396
3.125% due 10/12/2028	1,800	1,636
3.250% due 07/15/2027	2,200	2,084

GA Global Funding Trust
1.950% due 09/15/2028	1,400	1,274
2.250% due 01/06/2027	1,600	1,524
2.900% due 01/06/2032	1,600	1,391

Global Atlantic Fin Co.
3.125% due 06/15/2031	1,500	1,319

GLP Capital LP
6.250% due 09/15/2054	721	763

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	6,000	5,304
5.330% due 07/23/2035 •	2,700	2,798

Golub Capital BDC, Inc.
7.050% due 12/05/2028	2,800	2,955

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	7,400	6,858

Highwoods Realty LP
2.600% due 02/01/2031	1,595	1,361

HSBC Holdings PLC
6.332% due 03/09/2044 •	1,300	1,469
7.390% due 11/03/2028 •	2,496	2,703

Indian Railway Finance Corp. Ltd.
3.570% due 01/21/2032	2,200	2,043

ING Groep NV
6.114% due 09/11/2034 •	8,619	9,406

Intercontinental Exchange, Inc.
3.000% due 09/15/2060	4,000	2,665

Intesa Sanpaolo SpA
7.200% due 11/28/2033	1,900	2,165
7.778% due 06/20/2054 •	2,000	2,266
8.248% due 11/21/2033 •	4,800	5,576

Invitation Homes Operating Partnership LP
5.450% due 08/15/2030	3,100	3,232

Israel Discount Bank
5.375% due 01/26/2028	2,900	2,919

JAB Holdings BV
3.750% due 05/28/2051	2,750	1,912
4.500% due 04/08/2052	300	240

Jackson National Life Global Funding
4.600% due 10/01/2029 (b)	1,400	1,397
5.550% due 07/02/2027	1,300	1,336

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028	2,150	2,333

100	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KBC Group NV
5.796% due 01/19/2029 •		$1,300	$1,348
6.324% due 09/21/2034 •		1,700	1,853

Kilroy Realty LP
2.650% due 11/15/2033		200	157
6.250% due 01/15/2036		750	768

Kizuna RE Pte Ltd.
7.352% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		490	498

KKR Group Finance Co. LLC
3.250% due 12/15/2051		2,500	1,767

Lazard Group LLC
4.375% due 03/11/2029		1,800	1,785

Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(c)		1,200	1

Lloyds Banking Group PLC
4.550% due 08/16/2028		200	201
5.679% due 01/05/2035 •		2,675	2,816
5.985% due 08/07/2027 •		2,700	2,772

Longleaf Pine Re Ltd.
22.046% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		900	979

LPL Holdings, Inc.
6.750% due 11/17/2028		2,550	2,744

Marsh & McLennan Cos., Inc.
4.750% due 03/15/2039		712	702
5.450% due 03/15/2054		703	730

Morgan Stanley
0.000% due 04/02/2032 þ(h)		3,700	2,502
5.042% due 07/19/2030 •		2,300	2,364

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		800	795

Nasdaq, Inc.
3.950% due 03/07/2052		120	97

National Health Investors, Inc.
3.000% due 02/01/2031		460	402

National Securities Clearing Corp.
4.900% due 06/26/2029		4,000	4,131

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		5,700	5,590

Nationwide Building Society
6.557% due 10/18/2027 •		7,000	7,290

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		4,000	3,196

NatWest Group PLC
4.892% due 05/18/2029 •		7,300	7,378
4.964% due 08/15/2030 •		1,000	1,016

Newmark Group, Inc.
7.500% due 01/12/2029		2,500	2,703

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		7,766	7,282
2.000% due 03/09/2026		450	430
2.450% due 09/15/2028		170	152

Nomura Holdings, Inc.
5.783% due 07/03/2034		1,700	1,787

OneMain Finance Corp.
3.500% due 01/15/2027		1,990	1,904

PennyMac Financial Services, Inc.
5.375% due 10/15/2025		7,260	7,254

Polestar Re Ltd.
17.796% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		1,700	1,757

Popular, Inc.
7.250% due 03/13/2028		2,400	2,536

Protective Life Corp.
4.300% due 09/30/2028		3,800	3,789

Quercus Re DAC
11.674% due 01/06/2031 ~	EUR	250	276

Reinsurance Group of America, Inc.
6.000% due 09/15/2033		$2,100	2,252

RGA Global Funding
6.000% due 11/21/2028		3,500	3,714

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander Holdings USA, Inc.
7.660% due 11/09/2031 •		$1,700	$1,913

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		200	178
6.534% due 01/10/2029 •		900	954
6.833% due 11/21/2026 •		6,000	6,128

SBA Tower Trust
4.831% due 10/15/2029 (b)		4,300	4,281

Sixth Street Lending Partners
5.750% due 01/15/2030		1,000	997

Synchrony Financial
2.875% due 10/28/2031		430	365

Torrey Pines Re Ltd.
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		250	258
13.602% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		250	257

Trust Fibra Uno
4.869% due 01/15/2030		600	557

UBS AG
5.650% due 09/11/2028		2,900	3,044
7.500% due 02/15/2028		3,200	3,516

UBS Group AG
1.305% due 02/02/2027 •		3,700	3,540
1.494% due 08/10/2027 •		6,600	6,239
3.091% due 05/14/2032 •		7,500	6,767
4.703% due 08/05/2027 •		2,200	2,206
4.751% due 05/12/2028 •		800	805
4.988% due 08/05/2033 •		1,700	1,721
5.428% due 02/08/2030 •		1,700	1,758
6.327% due 12/22/2027 •		1,200	1,249

UniCredit SpA
2.569% due 09/22/2026 •		1,500	1,467
3.127% due 06/03/2032 •		5,700	5,059

Ursa Re Ltd.
10.046% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		2,500	2,589

VICI Properties LP
3.875% due 02/15/2029		2,900	2,780
6.125% due 04/01/2054		710	745

Wells Fargo & Co.
3.068% due 04/30/2041 •		400	316

Welltower OP LLC
5.125% due 03/15/2043		10,600	10,296

Windmill Re DAC
8.935% due 07/05/2028 ~	EUR	250	276

Winston RE Ltd.
16.296% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		$2,800	2,944

WP Carey, Inc.
2.450% due 02/01/2032		1,000	853

			456,067

INDUSTRIALS 15.6%

AbbVie, Inc.
5.500% due 03/15/2064		692	739

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		1,057	930

AEP Transmission Co. LLC
3.650% due 04/01/2050		50	40

Air Canada Pass-Through Trust
3.300% due 07/15/2031		554	519
3.750% due 06/15/2029		246	238
5.250% due 10/01/2030		744	746

Aker BP ASA
3.100% due 07/15/2031		1,600	1,427

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,579	1,579

American Airlines Pass-Through Trust
2.875% due 01/11/2036		89	78
3.000% due 04/15/2030		3,238	3,052
3.250% due 04/15/2030		2,202	2,036
3.650% due 08/15/2030		128	122

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.700% due 04/01/2028	$1,263	$1,223

Amgen, Inc.
4.400% due 02/22/2062	1,994	1,708
4.663% due 06/15/2051	3,779	3,464

APA Infrastructure Ltd.
5.125% due 09/16/2034	3,100	3,086

Ashtead Capital, Inc.
4.000% due 05/01/2028	1,200	1,171
5.950% due 10/15/2033	2,400	2,529

Axalta Coating Systems LLC
3.375% due 02/15/2029	500	469

Bacardi Ltd.
5.900% due 06/15/2043	5,600	5,774

Baptist Health South Florida Obligated Group
3.115% due 11/15/2071	3,300	2,130

Bayer U.S. Finance LLC
4.700% due 07/15/2064	1,546	1,232

Becton Dickinson & Co.
4.874% due 02/08/2029	1,800	1,840

Berry Global, Inc.
1.570% due 01/15/2026 (i)	715	688
5.500% due 04/15/2028	2,200	2,256

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051	1,490	1,009

Boeing Co.
2.196% due 02/04/2026	1,000	963
3.250% due 02/01/2035	903	736
6.298% due 05/01/2029	1,000	1,052
6.528% due 05/01/2034	2,400	2,577
6.858% due 05/01/2054	1,200	1,318
7.008% due 05/01/2064	674	743

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	280	205

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	1,080	1,048

Boston Scientific Corp.
7.375% due 01/15/2040	12,750	15,814

Bristol-Myers Squibb Co.
5.550% due 02/22/2054	6,985	7,405

British Airways Pass-Through Trust
3.300% due 06/15/2034	159	149
3.350% due 12/15/2030	53	50
4.250% due 05/15/2034	283	272

Broadcom, Inc.
2.600% due 02/15/2033	1,300	1,115
3.187% due 11/15/2036	2,199	1,865
3.419% due 04/15/2033	2,800	2,545
3.469% due 04/15/2034	6,550	5,901
3.500% due 02/15/2041	300	247
4.000% due 04/15/2029	1,200	1,183
4.150% due 04/15/2032	2,000	1,941

Cablevision Lightpath LLC
3.875% due 09/15/2027	2,000	1,911

Cameron LNG LLC
3.701% due 01/15/2039	1,400	1,208

Canadian Pacific Railway Co.
3.100% due 12/02/2051	270	193
4.200% due 11/15/2069	1,900	1,538

CDW LLC
2.670% due 12/01/2026	3,200	3,082
3.276% due 12/01/2028	500	474
3.569% due 12/01/2031	2,900	2,656

Cellnex Finance Co. SA
3.875% due 07/07/2041	700	573

CGI, Inc.
2.300% due 09/14/2031	1,600	1,372

Charter Communications Operating LLC
2.300% due 02/01/2032	860	693
3.500% due 06/01/2041	4,000	2,812
3.900% due 06/01/2052	1,770	1,161
4.200% due 03/15/2028	2,200	2,139
5.375% due 04/01/2038	600	548
5.375% due 05/01/2047	2,200	1,848

Children’s Hospital
2.928% due 07/15/2050	3,900	2,704

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	101

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

City of Hope
4.378% due 08/15/2048		$1,010	$871

Coca-Cola Co.
5.400% due 05/13/2064		593	635

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037		1,300	1,434

Constellation Brands, Inc.
4.100% due 02/15/2048		7,000	5,928

Continental Resources, Inc.
5.750% due 01/15/2031		700	716

Continental Wind LLC
6.000% due 02/28/2033		1,087	1,124

CSN Resources SA
4.625% due 06/10/2031		4,800	3,901

CVS Health Corp.
5.875% due 06/01/2053		763	777

CVS Pass-Through Trust
7.507% due 01/10/2032		10,930	11,657

DAE Funding LLC
2.625% due 03/20/2025		2,400	2,374
3.375% due 03/20/2028		2,700	2,581

Devon Energy Corp.
5.750% due 09/15/2054		3,200	3,117

Diamondback Energy, Inc.
5.900% due 04/18/2064		723	729

Elevance Health, Inc.
4.625% due 05/15/2042		790	741
5.650% due 06/15/2054		709	749

Enbridge, Inc.
5.700% due 03/08/2033		2,150	2,267
5.950% due 04/05/2054		488	516

Energy Transfer LP
5.300% due 04/15/2047		7,400	6,979
6.050% due 06/01/2041		3,200	3,316
6.250% due 04/15/2049		100	105
6.625% due 10/15/2036		5,200	5,773
7.500% due 07/01/2038		4,135	4,938

Entergy Louisiana LLC
1.600% due 12/15/2030		600	511
2.900% due 03/15/2051		2,100	1,404

Enterprise Products Operating LLC
4.450% due 02/15/2043		1,000	910
6.450% due 09/01/2040		200	226

Equifax, Inc.
4.800% due 09/15/2029		1,900	1,922

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029		3,300	3,189

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		5,000	4,384
4.317% due 12/30/2039		1,750	1,401

Glencore Funding LLC
5.700% due 05/08/2033		2,000	2,104

Global Payments, Inc.
2.900% due 11/15/2031		4,200	3,699

Graphic Packaging International LLC
3.750% due 02/01/2030		1,000	937

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		1,600	1,696
6.510% due 02/23/2042		600	646

HCA, Inc.
3.625% due 03/15/2032		4,000	3,700
4.625% due 03/15/2052		1,000	869
5.125% due 06/15/2039		2,900	2,862
5.250% due 06/15/2049		600	570
5.500% due 06/15/2047		450	448
6.000% due 04/01/2054		698	738

Hyundai Capital America
5.400% due 06/24/2031		2,800	2,905

IGT Lottery Holdings BV
4.250% due 03/15/2030	EUR	2,800	3,148

Imperial Brands Finance PLC
3.500% due 07/26/2026		$2,200	2,158

JDE Peet’s NV
2.250% due 09/24/2031		300	252

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JetBlue Pass-Through Trust
4.000% due 05/15/2034		$154	$148

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		400	439

Kraft Heinz Foods Co.
6.500% due 02/09/2040		310	352

Las Vegas Sands Corp.
2.900% due 06/25/2025		1,900	1,868
3.500% due 08/18/2026		800	784
3.900% due 08/08/2029		1,600	1,526
6.200% due 08/15/2034		719	753

LKQ Dutch Bond BV
4.125% due 03/13/2031	EUR	1,300	1,467

Marvell Technology, Inc.
2.450% due 04/15/2028		$200	187
2.950% due 04/15/2031		30	27

Mayo Clinic
3.196% due 11/15/2061		1,400	1,009

McDonald’s Corp.
3.625% due 09/01/2049		150	118

Meta Platforms, Inc.
5.400% due 08/15/2054		3,500	3,670

MGM China Holdings Ltd.
5.875% due 05/15/2026		1,100	1,097

Micron Technology, Inc.
3.366% due 11/01/2041		300	233

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	7,600	5,821

Moody’s Corp.
5.250% due 07/15/2044		$8,000	8,142

MPLX LP
4.500% due 04/15/2038		805	744
4.700% due 04/15/2048		1,500	1,309
4.900% due 04/15/2058		75	66
4.950% due 03/14/2052		1,400	1,257
5.000% due 03/01/2033		988	989
5.500% due 02/15/2049		1,060	1,033

National Fuel Gas Co.
2.950% due 03/01/2031		2,700	2,385

Newmont Corp.
4.200% due 05/13/2050		20	18

Norfolk Southern Corp.
3.155% due 05/15/2055		3,433	2,382

Northern Natural Gas Co.
4.300% due 01/15/2049		6,100	5,223

Northern Star Resources Ltd.
6.125% due 04/11/2033		3,600	3,795

Northwell Healthcare, Inc.
4.260% due 11/01/2047		1,800	1,553

Novant Health, Inc.
3.168% due 11/01/2051		2,000	1,447

Occidental Petroleum Corp.
6.050% due 10/01/2054		728	740
6.450% due 09/15/2036		670	724

ONE Gas, Inc.
5.100% due 04/01/2029		1,500	1,555

Oracle Corp.
3.600% due 04/01/2040		100	83
3.600% due 04/01/2050		1,120	853
3.650% due 03/25/2041		1,900	1,572
3.800% due 11/15/2037		2,800	2,479
3.850% due 04/01/2060		8,005	6,033
4.100% due 03/25/2061		3,800	2,992
4.500% due 07/08/2044		900	813
5.375% due 09/27/2054		700	700
5.500% due 09/27/2064		1,300	1,296

Ovintiv, Inc.
7.100% due 07/15/2053		2,148	2,423

PeaceHealth Obligated Group
3.218% due 11/15/2050		1,260	892

Petroleos Mexicanos
10.000% due 02/07/2033		4,271	4,529

Philip Morris International, Inc.
3.875% due 08/21/2042		880	746

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Piedmont Healthcare, Inc.
2.719% due 01/01/2042	$500	$374
2.864% due 01/01/2052	500	346

Prosus NV
3.257% due 01/19/2027	600	579
4.193% due 01/19/2032	3,000	2,813
4.987% due 01/19/2052	1,100	930

Renesas Electronics Corp.
2.170% due 11/25/2026	4,900	4,669

Sands China Ltd.
2.300% due 03/08/2027	2,100	1,967
3.250% due 08/08/2031	1,300	1,144
3.800% due 01/08/2026	600	590

Saudi Arabian Oil Co.
5.875% due 07/17/2064	2,800	2,837

Sealed Air Corp.
1.573% due 10/15/2026	1,921	1,804

Sherwin-Williams Co.
4.550% due 03/01/2028	1,148	1,164

Skyworks Solutions, Inc.
3.000% due 06/01/2031	600	529

Smith & Nephew PLC
5.400% due 03/20/2034	786	818

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	1,300	1,263

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	324	287

T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,323
3.300% due 02/15/2051	1,900	1,380
3.400% due 10/15/2052	3,500	2,564
3.600% due 11/15/2060	5,401	3,930

Tapestry, Inc.
7.350% due 11/27/2028	6,500	6,833

Targa Resources Corp.
6.125% due 03/15/2033	2,100	2,255
6.250% due 07/01/2052	702	756
6.500% due 02/15/2053	3,400	3,777

TD SYNNEX Corp.
1.750% due 08/09/2026	4,200	3,992
2.375% due 08/09/2028	3,400	3,136
2.650% due 08/09/2031	2,340	2,007

Tencent Holdings Ltd.
3.940% due 04/22/2061	1,200	969

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,353
7.625% due 04/01/2037	4,720	5,670
8.375% due 06/15/2032	3,600	4,286

Time Warner Cable LLC
5.875% due 11/15/2040	500	454
6.750% due 06/15/2039	1,300	1,302
7.300% due 07/01/2038	1,225	1,287

Topaz Solar Farms LLC
4.875% due 09/30/2039	3,449	3,121

TotalEnergies Capital SA
5.275% due 09/10/2054	1,400	1,403

Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048	1,168	1,026

Tyson Foods, Inc.
5.400% due 03/15/2029	1,700	1,766
5.700% due 03/15/2034	1,513	1,595

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	2,195	2,168
4.625% due 12/03/2026	2,230	2,222

Uber Technologies, Inc.
4.800% due 09/15/2034	1,400	1,399

United Airlines Pass-Through Trust
2.700% due 11/01/2033	485	434
2.875% due 04/07/2030	467	437
3.100% due 04/07/2030	400	365
3.450% due 01/07/2030	252	235
4.300% due 02/15/2027	7,299	7,227
4.550% due 02/25/2033	1,773	1,651
5.875% due 04/15/2029	2,627	2,684

102	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UnitedHealth Group, Inc.
5.050% due 04/15/2053	$4,600	$4,572
5.200% due 04/15/2063	5,000	5,009
5.750% due 07/15/2064	287	310

Vale Overseas Ltd.
6.400% due 06/28/2054	3,900	4,112

Valley Children’s Hospital
4.399% due 03/15/2048	2,000	1,772

VeriSign, Inc.
2.700% due 06/15/2031	1,700	1,487

VMware, Inc.
1.800% due 08/15/2028	600	546
2.200% due 08/15/2031	350	301

Williams Cos., Inc.
4.800% due 11/15/2029	3,000	3,045
5.150% due 03/15/2034	2,400	2,427

Woodside Finance Ltd.
5.100% due 09/12/2034	3,250	3,230

Wynn Macau Ltd.
5.625% due 08/26/2028	3,300	3,206

Zimmer Biomet Holdings, Inc.
5.200% due 09/15/2034	2,900	2,954

		424,397

UTILITIES 10.9%

AEP Texas, Inc.
4.150% due 05/01/2049	1,100	908
5.400% due 06/01/2033	3,300	3,392
6.650% due 02/15/2033	1,800	1,985

AES Corp.
5.450% due 06/01/2028	900	927

Alabama Power Co.
4.300% due 01/02/2046	700	624
4.300% due 07/15/2048	2,000	1,779

Alliant Energy Finance LLC
1.400% due 03/15/2026	1,000	952
3.600% due 03/01/2032	1,700	1,544

American Transmission Systems, Inc.
5.000% due 09/01/2044	200	198

American Water Capital Corp.
3.750% due 09/01/2047	684	558

Arizona Public Service Co.
2.650% due 09/15/2050	20	13

AT&T, Inc.
3.500% due 09/15/2053	1,883	1,385
3.550% due 09/15/2055	493	361
3.650% due 09/15/2059	6,731	4,888
5.400% due 02/15/2034	3,700	3,884

Atmos Energy Corp.
2.850% due 02/15/2052	4,900	3,302

Baltimore Gas & Electric Co.
5.400% due 06/01/2053	4,500	4,670

Berkshire Hathaway Energy Co.
4.250% due 10/15/2050	200	171
4.600% due 05/01/2053	400	361
6.125% due 04/01/2036	500	553

BG Energy Capital PLC
5.125% due 10/15/2041	4,300	4,263

Black Hills Corp.
6.000% due 01/15/2035	704	750
6.150% due 05/15/2034	4,200	4,534

Boston Gas Co.
6.119% due 07/20/2053	4,560	4,844

Chile Electricity Lux MPC SARL
6.010% due 01/20/2033	193	200

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	3,500	3,517

Columbia Pipelines Operating Co. LLC
6.544% due 11/15/2053	2,343	2,641

Commonwealth Edison Co.
3.850% due 03/15/2052	100	81

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	700	451

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.300% due 12/01/2056	$100	$88
4.500% due 05/15/2058	1,654	1,459

Constellation Energy Generation LLC
5.800% due 03/01/2033	7,800	8,372

DTE Energy Co.
5.100% due 03/01/2029	2,500	2,575

Duke Energy Carolinas LLC
3.750% due 06/01/2045	270	223
4.000% due 09/30/2042	400	350

Duke Energy Corp.
5.800% due 06/15/2054	900	951

Duke Energy Florida LLC
3.000% due 12/15/2051	1,496	1,039
3.850% due 11/15/2042	4,600	3,908
6.350% due 09/15/2037	200	226

Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	115

Duke Energy Progress LLC
2.500% due 08/15/2050	3,990	2,535
5.250% due 03/15/2033	4,100	4,304

East Ohio Gas Co.
3.000% due 06/15/2050	1,600	1,070

Edison International
5.750% due 06/15/2027	330	341

Electricite de France SA
6.900% due 05/23/2053	2,200	2,561
9.125% due 03/15/2033 •(f)	2,100	2,396

Enel Finance International NV
7.500% due 10/14/2032	4,838	5,641

Entergy Arkansas LLC
2.650% due 06/15/2051	60	38
3.350% due 06/15/2052	270	198

Entergy Corp.
1.900% due 06/15/2028	900	826
2.400% due 06/15/2031	2,390	2,081

Entergy Texas, Inc.
1.750% due 03/15/2031	3,200	2,715
5.800% due 09/01/2053	600	643

Eversource Energy
5.125% due 05/15/2033	3,900	3,969

Florida Power & Light Co.
3.700% due 12/01/2047	1,100	901

Gazprom PJSC via Gaz Finance PLC
3.500% due 07/14/2031	8,000	4,280

Georgia Power Co.
3.250% due 03/15/2051	5,300	3,918
3.700% due 01/30/2050	1,000	796
4.300% due 03/15/2042	3,752	3,418
5.125% due 05/15/2052	2,400	2,406

Greenko Power Ltd.
4.300% due 12/13/2028	356	336

Indiana Michigan Power Co.
3.250% due 05/01/2051	1,780	1,278
6.050% due 03/15/2037	800	878

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	2,800	2,708

Israel Electric Corp. Ltd.
3.750% due 02/22/2032	2,400	2,118

Kentucky Utilities Co.
3.300% due 06/01/2050	70	51
5.450% due 04/15/2033	2,000	2,112

KeySpan Gas East Corp.
3.586% due 01/18/2052	1,384	1,009

Liberty Utilities Co.
5.869% due 01/31/2034	2,000	2,098

Louisville Gas & Electric Co.
5.450% due 04/15/2033	2,000	2,111

MidAmerican Energy Co.
2.700% due 08/01/2052	5,500	3,626

Narragansett Electric Co.
5.350% due 05/01/2034	1,400	1,458

National Grid USA
5.803% due 04/01/2035	120	126

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New England Power Co.
3.800% due 12/05/2047	$2,300	$1,847

New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	404
2.150% due 10/01/2031	2,000	1,681
5.850% due 08/15/2033	700	743

NextEra Energy Capital Holdings, Inc.
5.050% due 02/28/2033	1,800	1,854
5.250% due 02/28/2053	1,185	1,189

Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,008
5.783% due 09/16/2052	2,400	2,502

NiSource, Inc.
5.250% due 03/30/2028	3,720	3,833

Northern States Power Co.
3.600% due 09/15/2047	6,300	5,068

NRG Energy, Inc.
2.450% due 12/02/2027	1,010	947

Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,226
5.050% due 10/01/2048	6,201	5,891

Ohio Power Co.
2.900% due 10/01/2051	2,800	1,843
5.850% due 10/01/2035	100	107

ONEOK, Inc.
5.050% due 11/01/2034	7,200	7,171
5.850% due 11/01/2064	2,900	2,881
6.625% due 09/01/2053	650	722
7.150% due 01/15/2051	100	116

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	1,841
3.000% due 06/15/2028	3,200	3,044
3.150% due 01/01/2026	1,200	1,178
3.250% due 06/01/2031	1,700	1,549
3.500% due 08/01/2050	7,250	5,255
3.750% due 08/15/2042	2,790	2,209
3.950% due 12/01/2047	1,000	788
4.200% due 03/01/2029	2,000	1,969
4.250% due 03/15/2046	300	248
4.300% due 03/15/2045	500	419
4.400% due 03/01/2032	2,000	1,948
4.500% due 07/01/2040	6,100	5,508
4.550% due 07/01/2030	750	745
4.600% due 06/15/2043	900	796
4.750% due 02/15/2044	100	89
4.950% due 07/01/2050	370	337
5.250% due 03/01/2052	300	285
6.150% due 01/15/2033	1,200	1,289

PacifiCorp
4.125% due 01/15/2049	8,300	6,893
4.150% due 02/15/2050	300	249
5.750% due 04/01/2037	60	64
6.000% due 01/15/2039	2,040	2,207
6.100% due 08/01/2036	60	66
6.250% due 10/15/2037	3,300	3,656

PECO Energy Co.
2.850% due 09/15/2051	886	602

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	550	551

Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,103

Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	4,891

San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,516
4.150% due 05/15/2048	9,400	8,092

SES SA
5.300% due 04/04/2043	3,800	2,934

Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,119

Southern California Edison Co.
2.250% due 06/01/2030	800	715
2.500% due 06/01/2031	4,700	4,163
2.750% due 02/01/2032	2,400	2,136
2.950% due 02/01/2051	3,000	2,058

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	103

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.450% due 02/01/2052	$2,300	$1,714
3.650% due 03/01/2028	200	196
3.650% due 02/01/2050	1,100	857
3.650% due 06/01/2051	2,020	1,560
3.900% due 12/01/2041	500	423
3.900% due 03/15/2043	3,600	3,016
4.650% due 10/01/2043	1,850	1,728
6.000% due 01/15/2034	3,600	3,958

Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,309
4.125% due 06/01/2048	4,417	3,762

Southwestern Electric Power Co.
3.250% due 11/01/2051	800	555
6.200% due 03/15/2040	2,200	2,414

System Energy Resources, Inc.
2.140% due 12/09/2025	1,200	1,163

Virginia Electric & Power Co.
3.800% due 09/15/2047	500	407

Vodafone Group PLC
4.875% due 06/19/2049	4,140	3,808
5.625% due 02/10/2053	2,200	2,242
5.750% due 06/28/2054	1,000	1,036
5.750% due 02/10/2063	800	808
5.875% due 06/28/2064	1,729	1,785

Washington Gas Light Co.
3.650% due 09/15/2049	1,600	1,251

Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	3,180

		297,705

Total Corporate Bonds & Notes (Cost $1,246,459)		1,178,169

MUNICIPAL BONDS & NOTES 1.8%

CALIFORNIA 0.4%

Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (d)	3,800	2,907
0.000% due 08/15/2032 (d)	100	69

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	300	262
3.000% due 06/01/2046	1,745	1,609
3.037% due 06/01/2032	4,200	3,765
4.214% due 06/01/2050	2,600	2,027

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,038

		11,677

GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	7,514	8,590

ILLINOIS 0.4%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	85	91

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	4,400	4,079
3.007% due 01/01/2033	5,030	4,557

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2021
3.238% due 01/01/2042	1,800	1,505

Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	900	987

		11,219

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.1%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	$2,900	$3,006

NEVADA 0.0%

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (d)	700	451

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	1,000	928

NEW YORK 0.2%

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.375% due 05/01/2037 (b)	4,095	4,029

OHIO 0.1%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	800	1,010

PENNSYLVANIA 0.1%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021
2.991% due 06/01/2042	3,770	2,972

TEXAS 0.2%

Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (d)	2,900	1,996

Texas Natural Gas Securitization Finance Corp. Series 2023
5.169% due 04/01/2041	2,600	2,742

		4,738

WISCONSIN 0.0%

Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (d)	1,000	574
0.000% due 04/01/2037 (d)	800	434

		1,008

Total Municipal Bonds & Notes (Cost $54,405)		49,628

U.S. GOVERNMENT AGENCIES 19.1%

Fannie Mae
0.000% due 05/15/2030 (d)	39,712	32,048
2.349% due 01/25/2031 ~(a)	15,997	1,095
3.000% due 12/25/2046	1,459	1,063
3.790% due 01/01/2029	4,200	4,135
5.000% due 08/25/2033	18	19
5.500% due 04/25/2033 - 09/25/2035	6,299	6,376
5.511% due 12/01/2034 •	100	100
5.707% due 07/25/2037 •	4	4
5.780% due 03/25/2036 •	1	1
5.795% due 09/25/2032 •	3	3
5.810% due 06/01/2031	2,000	2,112
5.900% due 07/25/2042	4	4
6.000% due 07/25/2031 - 03/25/2036	1,036	1,107
6.030% due 11/01/2035 •	2	2
6.045% due 08/25/2040 •	207	207
6.080% due 09/01/2028	1,800	1,959
6.277% due 12/01/2033 •	9	9
6.362% due 06/01/2043 •	28	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.539% due 04/01/2035 •	$211	$211
6.572% due 10/01/2035 •	81	81
6.579% due 05/25/2035 ~	104	107
6.867% due 09/01/2035 •	4	5
6.986% due 11/01/2034 •	152	159
7.127% due 06/01/2035 •	188	190
7.233% due 06/01/2035 •	261	260
7.537% due 08/01/2035 •	14	14

Federal Farm Credit Bank
5.125% due 07/09/2029	500	529
5.750% due 12/07/2028	20	22

Freddie Mac
0.000% due 03/15/2031 (d)	11,600	9,000
5.000% due 03/01/2038 - 12/01/2038	224	231
5.857% due 01/15/2033 •	1	1
5.875% due 10/01/2035 •	5	5
6.000% due 06/15/2035 - 10/01/2037	552	590
6.323% due 10/25/2044 - 02/25/2045 •	46	43
6.500% due 10/25/2043	34	35
6.512% due 04/01/2035 •	8	8
7.476% due 06/01/2035 •	6	6

Ginnie Mae
3.250% due 02/20/2049	2,637	2,353
4.875% due 05/20/2030 •	17	17

Ginnie Mae, TBA
4.000% due 11/01/2054	51,600	49,927
4.500% due 10/01/2054 - 11/01/2054	20,300	20,043

Resolution Funding Corp. STRIPS
0.000% due 01/15/2029 (a)	1,000	852
0.000% due 01/15/2030 - 04/15/2030	108,567	88,050

Tennessee Valley Authority
3.875% due 03/15/2028	14,500	14,651

U.S. Small Business Administration
5.290% due 12/01/2027	55	55
5.510% due 11/01/2027	12	12

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2054	16,400	14,739
5.000% due 11/01/2054	34,400	34,385
5.500% due 11/01/2054	110,100	111,383
6.000% due 11/01/2054	111,500	113,961
6.500% due 11/01/2054	7,800	8,038

Total U.S. Government Agencies (Cost $519,268)		520,235

U.S. TREASURY OBLIGATIONS 104.6%

U.S. Treasury Bonds
1.125% due 05/15/2040 (i)	73,175	48,371
1.125% due 08/15/2040 (i)	95,010	62,272
1.375% due 11/15/2040 (i)	55,540	37,711
1.750% due 08/15/2041 (i)	99,000	70,234
1.875% due 02/15/2041 (i)	530,600	389,317
1.875% due 02/15/2051 (i)	52,395	32,844
2.000% due 11/15/2041	10,500	7,724
2.000% due 02/15/2050	22,030	14,362
2.250% due 08/15/2049	17,276	11,975
2.250% due 02/15/2052	7,800	5,321
2.375% due 11/15/2049 (k)	875	622
2.500% due 02/15/2045	15,520	11,867
2.750% due 11/15/2042 (k)	1,000	820
2.875% due 05/15/2049	405	320
2.875% due 05/15/2052 (i)	25,200	19,743
3.000% due 11/15/2044	14,350	11,978
3.000% due 05/15/2045	12,360	10,280
3.000% due 08/15/2048 (k)	7,990	6,482
3.000% due 02/15/2049 (i)	89,030	72,104
3.000% due 08/15/2052 (i)	165,200	132,812
3.125% due 02/15/2043 (k)	1,910	1,653
3.125% due 08/15/2044 (k)	14,310	12,208
3.375% due 08/15/2042 (i)	123,350	111,360
3.625% due 08/15/2043	3,200	2,965
3.625% due 02/15/2053 (i)	43,900	39,930
3.625% due 05/15/2053	2,000	1,821

104	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 08/15/2041 (i)	$1,700	$1,640
3.750% due 11/15/2043 (k)	6,137	5,775
3.875% due 02/15/2043 (i)	44,100	42,556
3.875% due 05/15/2043	9,100	8,764
4.000% due 11/15/2042 (i)	64,200	63,197
4.000% due 11/15/2052 (i)	270,740	263,527
4.125% due 08/15/2044 (i)	167,200	165,920
4.250% due 08/15/2054 (i)	62,100	63,420
4.375% due 05/15/2041 (k)	27,930	29,154
4.375% due 08/15/2043 (i)	95,100	97,817
4.500% due 02/15/2044 (i)	61,400	64,086
4.625% due 05/15/2044 (i)	27,500	29,154
4.625% due 05/15/2054 (i)	14,100	15,297
4.750% due 02/15/2041 (k)	5,010	5,460
4.750% due 11/15/2043 (i)	103,600	111,787

U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (k)	26,891	24,315
0.625% due 07/15/2032 (i)	48,389	45,329
1.125% due 01/15/2033 (i)(k)	44,422	42,881
1.750% due 01/15/2034	39,803	40,266

U.S. Treasury Notes
1.500% due 11/30/2028 (i)	33,040	30,402
2.375% due 03/31/2029 (i)	38,890	36,955
3.250% due 06/30/2029 (i)	32,430	31,967
3.625% due 03/31/2030 (k)	16,300	16,315
3.750% due 05/31/2030	16,300	16,410
3.750% due 06/30/2030 (i)	39,700	39,968
3.875% due 09/30/2029 (i)	85,000	86,094
4.000% due 02/28/2030	16,300	16,615
4.000% due 02/15/2034 (i)	85,900	87,396
4.125% due 08/31/2030	23,400	24,016
4.375% due 08/31/2028	265	273
4.375% due 11/30/2030 (i)	46,900	48,794
4.625% due 09/30/2030 (i)	23,100	24,333
4.875% due 10/31/2030	23,100	24,660

U.S. Treasury STRIPS (d)
0.000% due 05/15/2034 (a)(d)(k)	71,900	49,369
0.000% due 08/15/2034 (a)(d)	32,970	22,392
0.000% due 05/15/2035 (a)(d)(k)	32,500	21,335
0.000% due 11/15/2036 (a)(d)	37,600	23,049
0.000% due 08/15/2037 (a)(d)(k)	8,900	5,254
0.000% due 05/15/2041 (a)(d)	450	220
0.000% due 08/15/2041 (a)(d)	350	169
0.000% due 11/15/2041 (a)(d)	170	81
0.000% due 02/15/2042 (a)(d)	1,850	871
0.000% due 05/15/2042 (a)(d)	1,240	575
0.000% due 08/15/2042 (a)(d)	1,890	865
0.000% due 11/15/2042 (a)(d)	810	366

Total U.S. Treasury Obligations (Cost $3,052,962)		2,846,185

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%

Adjustable Rate Mortgage Trust
4.861% due 10/25/2035 ~	507	443

AG Trust
7.112% due 07/15/2041 •	1,600	1,604

American Home Mortgage Assets Trust
5.089% due 10/25/2046 •	52	46
6.043% due 11/25/2046 •	1,470	372

Banc of America Funding Trust
6.205% due 02/20/2036 ~	91	86

Banc of America Mortgage Trust
5.965% due 08/25/2035 ~	290	277

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,388
5.122% due 08/10/2035 ~	8,700	7,577

Bear Stearns Adjustable Rate Mortgage Trust
4.300% due 05/25/2047 ~	401	364
5.130% due 11/25/2030 ~	18	18
6.055% due 11/25/2034 ~	9	9
7.080% due 10/25/2035 •	18	17

Bear Stearns ALT-A Trust
4.654% due 11/25/2036 ~	100	56
5.240% due 09/25/2035 ~	2,041	1,227
5.289% due 08/25/2036 •	2,372	2,075
5.779% due 10/25/2035 ~	150	127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Mortgage Funding Trust
5.329% due 10/25/2036 •	$1,516	$1,363

Benchmark Mortgage Trust
4.016% due 03/15/2052	4,500	4,363

BWAY Mortgage Trust
3.454% due 03/10/2033	7,280	7,088

Chase Mortgage Finance Trust
4.684% due 03/25/2037 ~	147	140
5.500% due 11/25/2035	1,423	1,045

ChaseFlex Trust
5.529% due 05/25/2037 •	2,455	2,294

Citigroup Mortgage Loan Trust
5.039% due 01/25/2037 •	18	15
5.769% due 08/25/2035 •	42	40
7.230% due 10/25/2035 •	12	12

Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	3,809
3.942% due 04/10/2033 ~	7,300	6,848

Countrywide Alternative Loan Trust
5.270% due 12/20/2046 •	417	359
5.349% due 09/25/2046 •	402	383
5.389% due 05/25/2036 •	2,350	2,147
5.495% due 03/20/2046 •	104	89
5.500% due 09/25/2035	1,092	798
5.500% due 10/25/2035	2,215	1,213
5.500% due 11/25/2035	437	250
5.500% due 03/25/2036	60	25
5.529% due 02/25/2037 •	43	36
5.715% due 11/20/2035 •	1,938	1,841
5.715% due 12/20/2035 •	438	404
6.000% due 03/25/2036	2,740	1,234
6.250% due 08/25/2037	101	50

Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~	33	31
4.746% due 11/25/2037 ~	318	299
5.066% due 02/20/2035 ~	1	1
5.250% due 05/25/2035	72	51
5.429% due 05/25/2035 •	39	33
5.609% due 03/25/2035 •	100	88
5.808% due 11/20/2034 ~	7	7
6.662% due 02/20/2036 •	18	16
7.940% due 02/20/2036 •	75	69

Countrywide Home Loan Reperforming REMIC Trust
5.389% due 07/25/2036 •	1,258	1,162

Downey Savings & Loan Association Mortgage Loan Trust
5.599% due 08/19/2045 •	50	42

First Horizon Mortgage Pass-Through Trust
4.718% due 12/25/2034 ~	1	1

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •	3,600	3,610

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	5,225	4,732

GSMPS Mortgage Loan Trust
5.319% due 01/25/2036 •	335	267

GSR Mortgage Loan Trust
4.579% due 11/25/2035 ~	2	2

HarborView Mortgage Loan Trust
5.459% due 01/19/2038 •	1,121	994
5.489% due 12/19/2036 •	2,475	1,906
6.126% due 07/19/2035 ~	2	1

IndyMac INDX Mortgage Loan Trust
3.660% due 04/25/2037 ~	123	108
3.751% due 04/25/2037 ~	81	73
4.593% due 12/25/2034 ~	7	7
5.369% due 06/25/2046 •	302	259
5.489% due 07/25/2035 •	2,106	1,416

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	716	694

JP Morgan Mortgage Trust
4.445% due 01/25/2037 ~	12	9
5.703% due 07/25/2035 ~	488	493
5.738% due 02/25/2035 ~	1	1
5.869% due 11/25/2049 •	236	227
5.869% due 12/25/2049 •	114	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman XS Trust
5.329% due 12/25/2036 •	$716	$682

MASTR Adjustable Rate Mortgages Trust
5.179% due 04/25/2046 •	236	210
6.435% due 11/21/2034 ~	28	27

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.911% due 11/15/2031 •	9	8

Merrill Lynch Mortgage Investors Trust
6.263% due 05/25/2033 ~	5	5
6.266% due 02/25/2034 ~	3	3
6.971% due 05/25/2033 ~	3	3
7.278% due 07/25/2034 ~	45	44

Morgan Stanley Mortgage Loan Trust
5.269% due 08/25/2036 •	2,681	646

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	3,056	2,928
4.500% due 05/25/2058 ~	1,476	1,461

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.159% due 05/25/2036 ~	12,841	2,373

Prime Mortgage Trust
5.369% due 02/25/2034 •	1	1

Residential Accredit Loans, Inc. Trust
5.389% due 04/25/2046 •	175	46
6.000% due 06/25/2036	3,885	3,061
6.000% due 08/25/2036	544	456
6.500% due 08/25/2036	987	851

Residential Asset Securitization Trust
5.369% due 01/25/2046 •	183	49
5.419% due 04/25/2035 •	41	21

Structured Adjustable Rate Mortgage Loan Trust
5.289% due 10/25/2035 •	26	25
5.409% due 05/25/2037 •	86	76
6.523% due 01/25/2035 •	33	30
6.840% due 12/25/2034 ~	22	22

Structured Asset Mortgage Investments Trust
5.389% due 04/25/2036 •	227	202
5.409% due 05/25/2036 •	105	85
5.589% due 12/25/2035 •	3	2
5.739% due 10/19/2034 •	7	6

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.945% due 12/25/2033 ~	6	6

TBW Mortgage-Backed Trust
6.000% due 07/25/2036	4,557	1,828

WaMu Mortgage Pass-Through Certificates Trust
4.240% due 12/25/2036 ~	145	131
4.242% due 02/25/2037 ~	151	138
4.940% due 05/25/2046 •	23	20
5.064% due 07/25/2037 ~	15	14
5.339% due 05/25/2034 •	277	249
5.509% due 12/25/2045 •	20	20
5.549% due 10/25/2045 •	257	253
5.823% due 02/25/2047 •	281	244
5.823% due 03/25/2047 •	145	123
5.853% due 01/25/2047 •	1	1
5.883% due 04/25/2047 •	516	459
6.123% due 08/25/2046 •	579	529
6.171% due 08/25/2046 •	5,509	4,679
6.623% due 10/25/2046 •	2	2
6.623% due 11/25/2046 •	38	33

Washington Mutual Mortgage Pass-Through Certificates Trust
6.093% due 05/25/2046 •	246	212

Worldwide Plaza Trust
3.526% due 11/10/2036	3,300	2,337

Total Non-Agency Mortgage-Backed Securities (Cost $107,541)		93,841

ASSET-BACKED SECURITIES 6.2%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •	1,000	1,000
6.591% due 07/15/2034 •	1,000	1,002

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	105

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ACAS CLO Ltd.
6.431% due 10/18/2028 •		$1,008	$1,009

ACE Securities Corp. Home Equity Loan Trust
5.944% due 05/25/2034 •		678	656

AIMCO CLO
6.408% due 10/17/2034 •		1,000	1,000

Arbour CLO DAC
5.114% due 05/15/2038 •	EUR	2,000	2,233

AREIT Trust
6.591% due 01/20/2037 •		$2,928	2,911

Argent Securities Trust
5.269% due 06/25/2036 •		5,211	3,415

Atlas Senior Loan Fund Ltd.
6.503% due 10/23/2032 •		1,500	1,500

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		7,300	7,698

Bain Capital Credit CLO Ltd.
1.000% due 07/16/2034 (b)		1,000	1,000
6.375% due 07/19/2034 •		1,000	1,000

Bear Stearns Asset-Backed Securities Trust
5.309% due 12/25/2036 •		102	99
6.243% due 10/25/2036 ~		7	7

Benefit Street Partners CLO Ltd.
6.644% due 01/20/2031 •		1,508	1,509

Birch Grove CLO Ltd.
6.912% due 07/17/2037 •		3,300	3,321

Carlyle Global Market Strategies CLO Ltd.
6.502% due 07/20/2032 •		1,200	1,201
6.575% due 07/27/2031 •		553	554

CarVal CLO Ltd.
6.516% due 07/16/2031 •		1,294	1,296

CBAM Ltd.
6.567% due 04/17/2031 •		2,624	2,626
6.959% due 07/15/2037 •		2,400	2,413

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •		421	429

Citigroup Mortgage Loan Trust
5.029% due 07/25/2045 •		6	4
5.319% due 03/25/2037 •		526	445

Countrywide Asset-Backed Certificates Trust
5.449% due 03/25/2036 •		914	833
5.449% due 04/25/2037 •		378	326
5.609% due 09/25/2047 •		6,723	5,729
6.844% due 07/25/2035 •		100	98

Credit-Based Asset Servicing & Securitization LLC
3.620% due 12/25/2035 •		681	646
5.037% due 07/25/2035 •		309	297
5.512% due 07/25/2037 •		15	10

Credit-Based Asset Servicing & Securitization Trust
3.193% due 01/25/2037 •		25	7
3.430% due 04/25/2037 þ		114	111

Cumulus Static CLO DAC
4.742% due 11/15/2033 •	EUR	2,878	3,213

CVC Cordatus Opportunity Loan Fund DAC
4.922% due 08/15/2033 •		3,071	3,435

ECMC Group Student Loan Trust
6.145% due 02/27/2068 •		$902	897

FCCU Auto Receivables Trust
5.540% due 04/16/2029		1,000	1,024

First Franklin Mortgage Loan Trust
5.189% due 12/25/2037 •		1,074	1,033
6.019% due 09/25/2033 •		3,057	3,009

First NLC Trust
5.039% due 08/25/2037 •		14	7

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	6,000	4,514

Fremont Home Loan Trust
6.034% due 06/25/2035 •		$2,486	2,411

FS Rialto Issuer LLC
7.243% due 01/19/2039 •		3,132	3,144

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	3,660	2,563

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
5.039% due 12/25/2036 •	$5	$3
5.109% due 12/25/2036 •	1,556	843
5.169% due 11/25/2036 •	182	89
5.229% due 12/25/2046 •	1,242	653
5.239% due 03/25/2047 •	679	566
5.269% due 08/25/2036 •	142	141
5.289% due 04/25/2036 •	194	129
5.369% due 01/25/2047 •	5,122	2,628

HGI CRE CLO Ltd.
7.042% due 04/20/2037 •	1,796	1,801

Horizon Aircraft Finance Ltd.
4.458% due 12/15/2038	1,632	1,512

Invitation Homes Trust
4.000% due 09/17/2041	7,400	7,192

Jamestown CLO Ltd.
0.000% due 07/25/2035 •	1,200	1,201

KREF Ltd.
6.415% due 02/17/2039 •	3,900	3,898

LCCM Trust
6.661% due 11/15/2038 •	1,712	1,700

Lehman ABS Mortgage Loan Trust
5.059% due 06/25/2037 •	11	7

Long Beach Mortgage Loan Trust
5.269% due 06/25/2036 •	15,114	7,241

M360 Ltd.
6.534% due 11/22/2038 •	1,145	1,112

Madison Park Funding Ltd.
6.321% due 10/22/2034 •	1,000	1,000
6.459% due 10/18/2030 •	3,821	3,826

MASTR Asset-Backed Securities Trust
5.329% due 02/25/2036 •	1,760	662
5.794% due 10/25/2034 •	2,422	2,342

MASTR Specialized Loan Trust
5.489% due 02/25/2036 •	1,351	1,321

Merrill Lynch Mortgage Investors Trust
5.899% due 07/25/2035 •	634	636

Morgan Stanley ABS Capital, Inc. Trust
5.169% due 02/25/2037 •	2,001	957
5.189% due 10/25/2036 •	2,574	1,145
5.299% due 02/25/2037 •	4,114	1,968
5.429% due 09/25/2036 •	3,237	1,405

Mountain View CLO LLC
6.588% due 01/16/2031 •	516	517

New Century Home Equity Loan Trust
5.709% due 08/25/2034 •	8	8
6.049% due 01/25/2034 •	84	85

Northwoods Capital Ltd.
6.137% due 06/15/2031 •	1,000	1,000
6.363% due 11/13/2031 •	932	934

NovaStar Mortgage Funding Trust
5.309% due 01/25/2037 •	6,103	2,108

Ocean Trails Clo
6.440% due 07/15/2034 •	1,300	1,301

Octagon Loan Funding Ltd.
6.543% due 11/18/2031 •	1,981	1,984

Option One Mortgage Loan Trust
5.209% due 04/25/2037 •	3,070	1,521
5.704% due 05/25/2035 •	769	737

OZLM Ltd.
6.432% due 07/20/2030 •	1,574	1,576

Recette Clo Ltd.
6.624% due 04/20/2034 •	1,000	1,001

Regatta Funding Ltd.
6.311% due 01/15/2033 •	1,300	1,300
6.485% due 10/25/2031 •	1,664	1,666

Sandstone Peak Ltd.
0.000% due 10/15/2034 •	750	750

SCCU Auto Receivables Trust
5.450% due 12/15/2027	2,500	2,514

Securitized Asset-Backed Receivables LLC Trust
5.549% due 12/25/2035 •	608	595

Sound Point CLO Ltd.
6.565% due 01/25/2032 •	2,800	2,801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
5.049% due 06/25/2037 •		$8	$5
5.079% due 01/25/2037 •		3,197	2,344
5.139% due 07/25/2037 •		267	236

Structured Asset Investment Loan Trust
6.694% due 11/25/2034 •		2,253	2,387

Structured Asset Securities Corp. Mortgage Loan Trust
6.094% due 04/25/2035 •		868	880

Synchrony Card Funding LLC
5.740% due 10/15/2029		5,500	5,664

TCI-Symphony CLO Ltd.
6.493% due 07/15/2030 •		1,226	1,227

TCW CLO Ltd.
6.395% due 08/16/2034 •		1,300	1,301

TIAA CLO Ltd.
6.422% due 01/20/2032 •		900	900

Trinitas CLO Ltd.
6.625% due 01/25/2034 •		2,000	2,002

TSTAT Ltd.
6.432% due 07/20/2037 •		1,000	1,000

Venture CLO Ltd.
6.644% due 01/20/2029 •		253	253

Verdelite Static CLO Ltd.
6.424% due 07/20/2032 •		800	802

Voya CLO Ltd.
6.482% due 07/20/2032 •		2,000	2,001
6.663% due 07/14/2031 •		789	790

Wells Fargo Home Equity Asset-Backed Securities Trust
5.429% due 04/25/2037 •		535	525

Westlake Automobile Receivables Trust
5.750% due 08/16/2027		2,900	2,921
6.230% due 01/15/2027		3,161	3,179

Total Asset-Backed Securities (Cost $177,582)			168,428

SOVEREIGN ISSUES 5.5%

Argentina Government International Bond
0.750% due 07/09/2030 þ		1,060	652
1.000% due 07/09/2029		386	252
3.500% due 07/09/2041 þ		540	247
4.125% due 07/09/2035 þ		7,625	3,675

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		3,000	3,045

Chile Government International Bond
3.250% due 09/21/2071		6,000	4,022
4.340% due 03/07/2042		3,800	3,480

Colombia Government International Bond
7.375% due 09/18/2037		720	733
8.750% due 11/14/2053		800	879

Dominican Republic International Bond
4.875% due 09/23/2032		800	763
5.500% due 02/22/2029		2,000	2,017

Export-Import Bank of Korea
5.000% due 01/11/2028		2,100	2,161

Hong Kong Government International Bond
4.625% due 01/11/2033		7,000	7,361

Indonesia Government International Bond
1.400% due 10/30/2031	EUR	3,300	3,200

Israel Government International Bond
1.750% due 08/31/2025	ILS	13,100	3,439
5.500% due 03/12/2034		$6,200	6,245

Korea Housing Finance Corp.
4.625% due 02/24/2028		1,400	1,421
4.625% due 02/24/2033		1,500	1,508

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	162,964	7,225
3.000% due 12/03/2026 (e)		11,711	561
3.771% due 05/24/2061		$10,469	6,867
4.000% due 11/30/2028 (e)	MXN	54,844	2,691
4.000% due 08/24/2034 (e)		12,371	585
5.750% due 10/12/2110		$10,400	9,062
6.338% due 05/04/2053		3,100	3,090

106	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peru Government International Bond
6.150% due 08/12/2032	PEN	82,700	$22,667

Perusahaan Penerbit SBSN Indonesia
4.400% due 06/06/2027		$3,200	3,229

Romania Government International Bond
1.750% due 07/13/2030	EUR	7,800	7,412
2.000% due 04/14/2033		2,700	2,340
2.625% due 12/02/2040		1,290	962
2.750% due 04/14/2041		850	641
2.875% due 04/13/2042		1,690	1,273
5.000% due 09/27/2026		1,600	1,833
5.250% due 05/30/2032		900	1,007
5.500% due 09/18/2028		2,850	3,327
6.375% due 09/18/2033		2,850	3,410

Saudi Government International Bond
4.875% due 07/18/2033		$3,000	3,055
5.000% due 01/18/2053		800	743

South Africa Government International Bond
8.250% due 03/31/2032	ZAR	17,600	955

Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	12,158

Turkey Government International Bond
5.875% due 05/21/2030		3,700	4,310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Kingdom Gilt
4.375% due 07/31/2054	GBP	3,300	$4,261

Total Sovereign Issues (Cost $161,670)			148,764

		SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(f)		1,100,000	1,017

Capital Farm Credit ACA
5.000% due 03/15/2026 •(f)		2,700,000	2,634

CoBank ACB
4.250% due 01/01/2027 •(f)		2,400,000	2,298

Farm Credit Bank
7.750% due 06/15/2029 •(f)		500,000	517

Total Preferred Securities (Cost $6,700)			6,466

Total Investments in Securities (Cost $5,338,195)			5,023,573

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	201,943	$1,966

Total Short-Term Instruments (Cost $1,966)		1,966

Total Investments in Affiliates (Cost $1,966)		1,966

Total Investments 184.7% (Cost $5,340,161)		$5,025,539

Financial Derivative Instruments (j)(l) 0.3% (Cost or Premiums, net $1,696)		7,840

Other Assets and Liabilities, net (85.0)%		(2,312,219)

Net Assets 100.0%		$2,721,160

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	0.000%	04/02/2032	05/06/2020	$ 3,261	$2,502	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.960%	09/30/2024	10/01/2024	$(29,700)	$(29,704)
	4.980	09/30/2024	10/01/2024	(99,216)	(99,229)
BOO	5.080	10/01/2024	10/02/2024	(63,653)	(63,653)
	5.130	09/17/2024	10/08/2024	(22,194)	(22,238)
BOS	4.700	09/20/2024	10/18/2024	(2,474)	(2,478)
	4.950	09/30/2024	10/01/2024	(162,500)	(162,522)
CIB	5.300	09/10/2024	10/08/2024	(1,724)	(1,729)
DEU	4.950	10/01/2024	10/08/2024	(4,700)	(4,700)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	107

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
JPS	4.750%	09/20/2024	11/12/2024		$(836)	$(837)
	5.030	09/25/2024	10/02/2024		(15,580)	(15,594)
	5.180	09/30/2024	10/01/2024		(2,800)	(2,801)
	5.420	07/17/2024	10/15/2024		(61,562)	(62,267)
MSR	5.020	09/30/2024	10/01/2024		(849,603)	(849,721)
	5.210	10/01/2024	10/02/2024		(313,312)	(313,312)
	5.230	10/01/2024	10/02/2024		(871,261)	(871,261)
NXN	5.010	09/19/2024	10/03/2024		(185,625)	(185,935)
SCX	4.800	09/20/2024	TBD	(2)	(548)	(549)
STR	4.990	09/30/2024	10/01/2024		(537,597)	(537,672)
	5.020	10/01/2024	10/02/2024		(334,736)	(334,736)

Total Reverse Repurchase Agreements						$(3,560,938)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
UBS	5.440%	08/02/2024	10/02/2024	$(1,803)	$(1,820)

Total Sale-Buyback Transactions					$(1,820)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	4.000%	11/01/2054	$6,212	$(5,985)	$(5,971)

Total Short Sales (0.2)%				$(5,985)	$(5,971)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(128,933)	$0	$(128,933)	$127,657	$(1,276)
BOO	0	(85,891)	0	(85,891)	22,141	(63,750)
BOS	0	(165,000)	0	(165,000)	163,822	(1,178)
CIB	0	(1,729)	0	(1,729)	1,685	(44)
DEU	0	(4,700)	0	(4,700)	0	(4,700)
JPS	0	(81,499)	0	(81,499)	80,657	(842)
MSR	0	(2,034,294)	0	(2,034,294)	865,463	(1,168,831)
NXN	0	(185,935)	0	(185,935)	184,645	(1,290)
SCX	0	(549)	0	(549)	578	29
STR	0	(872,408)	0	(872,408)	541,890	(330,518)

Master Securities Forward Transaction Agreement
UBS	0	0	(1,820)	(1,820)	1,761	(59)

Total Borrowings and Other Financing Transactions	$0	$(3,560,938)	$(1,820)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(2,478)	$(837)	$(549)	$(3,864)
U.S. Treasury Obligations	(1,681,649)	(287,763)	0	0	(1,969,412)

Total	$(1,681,649)	$(290,241)	$(837)	$(549)	$(1,973,276)

108	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total

Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(1,820)	$0	$0	$(1,820)

Total	$0	$(1,820)	$0	$0	$(1,820)

Total Borrowings	$(1,681,649)	$(292,061)	$(837)	$(549)	$(1,975,096)

Payable for reverse repurchase agreements and sale-buyback financing transactions (4)					$(1,975,096)

(i)	Securities with an aggregate market value of $1,991,279 and cash of $679 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(2,064,538) at a weighted average interest rate of 5.366%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(1,587,662) is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2024	2,670	$305,131	$(15)	$0	$(1,210)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	17	2,263	(4)	0	(13)

				$(19)	$0	$(1,223)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	122	$(29,268)	$(54)	$27	$0
3-Month SOFR Active Contract June Futures	09/2025	122	(29,521)	(66)	40	0
3-Month SOFR Active Contract March Futures	06/2025	122	(29,428)	(67)	38	0
3-Month SOFR Active Contract September Futures	12/2024	122	(29,057)	(38)	7	0
Euro-Bund 10-Year Bond December Futures	12/2024	329	(49,411)	(639)	0	(157)
Japan Government 10-Year Bond December Futures	12/2024	78	(78,502)	(162)	309	(174)
U.S. Treasury 2-Year Note December Futures	12/2024	71	(14,785)	(55)	27	0
U.S. Treasury 5-Year Note December Futures	12/2024	5,732	(629,848)	(1,186)	2,105	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	6,241	(738,291)	(952)	3,218	0
U.S. Treasury 30-Year Bond December Futures	12/2024	1,011	(125,554)	613	695	0

				$(2,606)	$6,466	$(331)

Total Futures Contracts				$(2,625)	$6,466	$(1,554)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.474%	$	23,500	$(127)	$566	$439	$0	$(5)
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.350		2,400	413	(19)	394	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440		3,000	(9)	68	59	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474		800	(2)	19	17	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.785	EUR	200	(2)	4	2	0	(1)

							$273	$638	$911	$0	$(8)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	109

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$	300	$1	$5	$6	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		3,000	43	25	68	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		16,300	331	43	374	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		27,300	615	4	619	0	(2)

						$990	$77	$1,067	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	54,600	$1,062	$120	$1,182	$0	$(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025		$38,600	(76)	861	785	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		7,400	0	(46)	(46)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		14,900	0	(102)	(102)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		72,000	0	(511)	(511)	161	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028		134,400	0	(1,038)	(1,038)	301	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		72,000	0	(590)	(590)	161	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		71,700	0	(595)	(595)	161	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	(64)	(64)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		68,400	109	(1,259)	(1,150)	167	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		30,590	180	(973)	(793)	90	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031		16,300	0	(42)	(42)	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		25,900	0	(225)	(225)	73	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		48,400	5	(241)	(236)	142	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031		106,300	(865)	342	(523)	311	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031		27,600	(9)	196	187	80	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031		55,500	(189)	7,720	7,531	143	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		7,700	(28)	263	235	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		9,300	(33)	452	419	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		18,300	(65)	973	908	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		13,200	(56)	282	226	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		1,420	(5)	89	84	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		4,800	(16)	(106)	(122)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		3,000	(12)	(80)	(92)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		4,300	(16)	(104)	(120)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		4,600	(16)	(78)	(94)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		4,200	(15)	(74)	(89)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		2,300	(8)	(28)	(36)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		1,500	(5)	(21)	(26)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		6,400	(22)	(94)	(116)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		6,200	(22)	(120)	(142)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,600	(7)	(28)	(35)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		2,900	(12)	(53)	(65)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		5,700	(23)	(108)	(131)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		300	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		7,200	(29)	(18)	(47)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		4,200	(19)	51	32	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		2,200	(10)	20	10	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		10,000	(43)	85	42	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		1,000	(4)	12	8	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		300	0	(5)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		23,200	(989)	8,205	7,216	67	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053		41,590	2,597	7,080	9,677	125	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		200	(2)	2	0	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	12/02/2053		400	(9)	8	(1)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	12/05/2053		100	0	2	2	0	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	330,800	0	(2,689)	(2,689)	0	(67)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		300,800	0	(2,425)	(2,425)	0	(61)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		7,800	0	(63)	(63)	0	(2)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	4,100	(7)	91	84	11	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		600	(1)	16	15	2	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,800	(3)	62	59	6	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		2,900	(4)	(54)	(58)	0	(9)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		2,000	(3)	(5)	(8)	0	(5)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		4,400	(12)	167	155	25	0

110	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month EUR-EURIBOR	2.680%	Annual	08/07/2034	EUR	3,200	$(9)	$(87)	$(96)	$0	$(19)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		2,200	(6)	(42)	(48)	0	(13)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		2,600	(7)	(2)	(9)	0	(8)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		59,725	406	633	1,039	349	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		25,024	120	(123)	(3)	0	(259)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	149,400	(1,243)	2,992	1,749	0	(109)

							$578	$18,621	$19,199	$2,727	$(738)

Total Swap Agreements							$1,841	$19,336	$21,177	$2,727	$(748)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$6,466	$2,727	$9,193	$0	$(1,554)	$(748)	$(2,302)

(k)

Securities with an aggregate market value of $79,141 and cash of $5,012 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	KRW	1,327,071		$992	$0	$(15)
	10/2024		$600	PLN	2,332	6	0

BPS	10/2024	CNH	14,954		$2,089	0	(48)
	10/2024	EUR	3,070		3,411	2	(9)
	10/2024	KRW	4,034,527		3,015	0	(47)
	10/2024	PLN	4,457		1,163	5	0
	10/2024		$313	CNH	2,220	4	0
	10/2024		23,105	GBP	17,550	359	0
	10/2024		4,942	NZD	7,941	102	0
	11/2024	CNH	45,531		$6,306	0	(214)
	11/2024		$1,163	PLN	4,460	0	(5)
	12/2024	MXN	26,971		$1,338	0	(17)
	09/2025	ILS	13,020		3,557	35	0

BRC	10/2024	GBP	16,879		22,268	0	(299)
	10/2024	ILS	819		221	1	0
	10/2024	NZD	2,269		1,434	0	(8)
	10/2024	TRY	4,371		125	0	(1)
	10/2024		$1,856	PLN	7,127	0	(5)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	111

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$182	SEK	1,840	$0	$(1)
	10/2024		6,605	TRY	232,975	50	0
	10/2024		29	ZAR	532	2	0
	11/2024	SEK	1,837		$182	1	0
	11/2024		$1,434	NZD	2,269	8	0
	11/2024		1	PLN	4	0	0
	11/2024		3,926	TRY	148,206	143	0
	12/2024	TRY	14,963		$399	0	(6)
	12/2024		$7,115	TRY	267,352	105	0
	01/2025		126		4,787	1	0

CBK	10/2024	ILS	539		$149	5	0
	10/2024	KRW	2,890,818		2,161	0	(32)
	10/2024	PEN	24,627		6,579	0	(63)
	10/2024	THB	791		24	0	(1)
	10/2024		$1,167	CNH	8,269	15	0
	10/2024		3,850	IDR	59,628,343	71	0
	10/2024		301	ILS	1,104	0	(5)
	10/2024		10,407	INR	875,277	29	0
	10/2024		10,436	ZAR	190,299	564	0
	11/2024	CNH	33,250		$4,622	0	(140)
	11/2024	PEN	17,870		4,794	0	(24)
	11/2024		$3,816	BRL	21,426	103	0
	12/2024	MXN	25,339		$1,297	25	0
	12/2024	PEN	358		94	0	(2)
	02/2025		24,618		6,589	0	(42)

DUB	10/2024	KRW	2,734,303		2,048	0	(26)
	10/2024	PLN	5,519		1,440	6	0
	10/2024		$3,720	PLN	14,354	14	(7)
	11/2024		1,440		5,523	0	(6)
	02/2025	MXN	73,311		$3,624	0	(24)
	02/2025	PEN	15,430		4,117	0	(39)

FAR	10/2024	JPY	1,651,692		11,465	0	(27)
	10/2024	NZD	5,351		3,364	0	(36)
	10/2024		$4,562	AUD	6,637	27	0
	10/2024		63,377	EUR	56,676	0	(288)
	10/2024		6,781	JPY	973,823	0	(5)
	11/2024	AUD	6,637		$4,565	0	(27)
	11/2024	EUR	56,676		63,464	288	0
	11/2024		$11,465	JPY	1,644,079	27	0
	11/2024		3,364	NZD	5,351	36	0
	12/2024	PEN	4,001		$1,054	0	(24)

GLM	10/2024	CNH	110,889		15,357	0	(489)
	10/2024		$73	IDR	1,123,231	1	0
	10/2024		149	ILS	554	0	0
	10/2024		962	INR	80,864	3	0
	10/2024		3,858	PLN	15,310	120	0
	11/2024	MXN	12,938		$647	0	(4)
	12/2024		11,682		609	22	0
	02/2025		33,232		1,632	0	(22)
	03/2025		$1,709	TRY	81,834	320	0

IND	10/2024	KRW	1,362,772		$1,018	0	(16)
	10/2024		$183	IDR	2,825,038	3	0
	12/2024		470	PEN	1,768	6	0

JPM	10/2024	CNH	43,242		$6,043	0	(136)
	10/2024	ILS	3,496		936	4	(5)
	10/2024	KRW	1,530,770		1,145	0	(16)
	10/2024	TRY	3,063		88	0	0
	10/2024		$21,322	CNH	153,613	628	0
	10/2024		4,198	PLN	16,273	30	(2)
	11/2024	CNH	2,251		$318	0	(4)
	11/2024	TWD	489,261		15,015	0	(517)
	12/2024	MXN	7,621		392	10	0
	12/2024		$1,764	TRY	66,500	52	0

MBC	10/2024	GBP	671		$897	0	0
	10/2024	KRW	5,167,140		3,869	0	(53)
	10/2024	PLN	4,976		1,305	12	0
	10/2024	SEK	1,840		180	0	(2)
	10/2024		$22,997	CAD	30,898	0	(151)
	10/2024		391	IDR	6,061,517	7	0

112	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$4,751	JPY	684,859	$14	$0
	10/2024		3,934	SGD	5,053	0	(2)
	11/2024	CAD	30,873		$22,997	151	0
	11/2024	SGD	5,045		3,934	2	0
	11/2024		$897	GBP	671	0	0
	11/2024		3,481	PLN	13,415	14	(12)

MYI	10/2024	EUR	53,606		$59,743	72	0
	10/2024	KRW	1,966,948		1,471	0	(22)
	10/2024	NZD	321		201	0	(3)
	10/2024	SGD	5,053		3,880	0	(51)
	10/2024		$400	IDR	6,203,535	8	0
	12/2024	MXN	3,786		$188	0	(2)

NGF	10/2024		$1,285	IDR	19,849,224	20	0

RBC	12/2024	MXN	14,267		$718	2	0

SCX	10/2024	TRY	3,017		88	0	0
	10/2024		$100	IDR	1,547,700	2	0
	10/2024		3,894	INR	327,315	8	0
	11/2024	CNH	25,361		$3,501	0	(130)
	11/2024	TWD	3,240		102	0	(1)

SSB	12/2024	MXN	4,486		234	9	0

TOR	10/2024	AUD	6,637		4,502	0	(87)
	10/2024	CAD	30,876		22,940	110	0

UAG	10/2024	CHF	9,003		10,716	79	0
	10/2024		$10,604	CHF	8,995	23	0
	10/2024		1,613	PLN	6,267	15	0
	10/2024		8,804	ZAR	161,118	509	0
	11/2024	CHF	8,961		$10,604	0	(24)
	11/2024		$92	PLN	354	0	(1)
	11/2024		103	TWD	3,240	0	0
	12/2024	MXN	114		$6	0	0

Total Forward Foreign Currency Contracts						$4,290	$(3,245)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120%	10/30/2024	9,800	$(33)	$(30)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	9,800	(33)	(34)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	10,200	(33)	(29)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	10,200	(33)	(35)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	2,700	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	2,700	(7)	(3)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	1,100	(4)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	4,200	(17)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	4,200	(16)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	4,600	(16)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	7,900	(26)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	4,600	(16)	(18)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	7,900	(26)	(28)

Total Written Options							$(271)	$(192)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability

GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	0.915%	$900	$126	$(30)	$96	$0

Total Swap Agreements							$126	$(30)	$96	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	113

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$6	$0	$0	$6	$(15)	$0	$0	$(15)	$(9)	$0	$(9)
BPS	507	0	0	507	(340)	0	0	(340)	167	0	167
BRC	311	0	0	311	(320)	0	0	(320)	(9)	0	(9)
CBK	812	0	0	812	(309)	0	0	(309)	503	(690)	(187)
DUB	20	0	0	20	(102)	0	0	(102)	(82)	0	(82)
FAR	378	0	0	378	(407)	(64)	0	(471)	(93)	0	(93)
GLM	466	0	0	466	(515)	(64)	0	(579)	(113)	0	(113)
GST	0	0	96	96	0	0	0	0	96	0	96
IND	9	0	0	9	(16)	0	0	(16)	(7)	0	(7)
JPM	724	0	0	724	(680)	(64)	0	(744)	(20)	0	(20)
MBC	200	0	0	200	(220)	0	0	(220)	(20)	0	(20)
MYI	80	0	0	80	(78)	0	0	(78)	2	0	2
NGF	20	0	0	20	0	0	0	0	20	0	20
RBC	2	0	0	2	0	0	0	0	2	0	2
SCX	10	0	0	10	(131)	0	0	(131)	(121)	0	(121)
SSB	9	0	0	9	0	0	0	0	9	0	9
TOR	110	0	0	110	(87)	0	0	(87)	23	0	23
UAG	626	0	0	626	(25)	0	0	(25)	601	(710)	(109)

Total Over the Counter	$4,290	$0	$96	$4,386	$(3,245)	$(192)	$0	$(3,437)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6,466	$6,466
Swap Agreements	0	0	0	0	2,727	2,727

	$0	$0	$0	$0	$9,193	$9,193

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,290	$0	$4,290
Swap Agreements	0	96	0	0	0	96

	$0	$96	$0	$4,290	$0	$4,386

	$0	$96	$0	$4,290	$9,193	$13,579

114	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,554	$1,554
Swap Agreements	0	10	0	0	738	748

	$0	$10	$0	$0	$2,292	$2,302

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,245	$0	$3,245
Written Options	0	0	0	0	192	192

	$0	$0	$0	$3,245	$192	$3,437

	$0	$10	$0	$3,245	$2,484	$5,739

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$80	$80
Futures	0	0	0	0	(40,717)	(40,717)
Swap Agreements	0	1,267	0	0	(9,401)	(8,134)

	$0	$1,267	$0	$0	$(50,038)	$(48,771)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,702	$0	$1,702
Written Options	0	0	0	0	1,771	1,771
Swap Agreements	0	23	0	0	0	23

	$0	$23	$0	$1,702	$1,771	$3,496

	$0	$1,290	$0	$1,702	$(48,267)	$(45,275)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(7)	$(7)
Futures	0	0	0	0	6,079	6,079
Swap Agreements	0	(620)	0	0	(4,455)	(5,075)

	$0	$(620)	$0	$0	$1,617	$997

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(501)	$0	$(501)
Written Options	0	0	0	0	(128)	(128)
Swap Agreements	0	(13)	0	0	0	(13)

	$0	$(13)	$0	$(501)	$(128)	$(642)

	$0	$(633)	$0	$(501)	$1,489	$355

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,180	$6,677	$11,857
Corporate Bonds & Notes
Banking & Finance	0	456,067	0	456,067
Industrials	0	424,397	0	424,397
Utilities	0	297,705	0	297,705
Municipal Bonds & Notes
California	0	11,677	0	11,677
Georgia	0	8,590	0	8,590
Illinois	0	11,219	0	11,219
Louisiana	0	3,006	0	3,006
Nevada	0	451	0	451
New Mexico	0	928	0	928
New York	0	4,029	0	4,029

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Ohio	$0	$1,010	$0	$1,010
Pennsylvania	0	2,972	0	2,972
Texas	0	4,738	0	4,738
Wisconsin	0	1,008	0	1,008
U.S. Government Agencies	0	520,235	0	520,235
U.S. Treasury Obligations	0	2,846,185	0	2,846,185
Non-Agency Mortgage-Backed Securities	0	93,841	0	93,841
Asset-Backed Securities	0	165,865	2,563	168,428
Sovereign Issues	0	148,764	0	148,764
Preferred Securities
Banking & Finance	0	6,466	0	6,466

	$0	$5,014,333	$9,240	$5,023,573

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	115

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)	September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,966	$0	$0	$1,966

Total Investments	$1,966	$5,014,333	$9,240	$5,025,539

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,971)	$0	$(5,971)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	309	8,884	0	9,193
Over the counter	0	4,386	0	4,386

	$309	$13,270	$0	$13,579

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(331)	$(1,971)	$0	$(2,302)
Over the counter	0	(3,437)	0	(3,437)

	$(331)	$(5,408)	$0	$(5,739)

Total Financial Derivative Instruments	$(22)	$7,862	$0	$7,840

Totals	$1,944	$5,016,224	$9,240	$5,027,408

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

116	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 160.7%

CORPORATE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

Vessel Management Services, Inc.
3.432% due 08/15/2036	$3,297	$2,999

Total Corporate Bonds & Notes (Cost $3,297)		2,999

U.S. GOVERNMENT AGENCIES 16.9%

Fannie Mae
0.000% due 05/15/2030 (b)	13,282	10,719
3.500% due 06/25/2044	3,414	3,168
4.000% due 09/25/2044 - 10/25/2044	6,429	6,295
4.250% due 04/25/2037	163	158
4.500% due 06/25/2025	25	25
5.395% due 04/01/2028 •	2	2
5.625% due 04/17/2028	200	214
5.707% due 07/25/2037 •	38	37
5.845% due 10/25/2030 •	1	1
5.996% due 11/01/2034 •	17	17
6.000% due 05/17/2027	16	17
6.295% due 04/25/2032 •	2	2
6.362% due 06/01/2043 •	46	47
6.363% due 03/01/2044 •	48	49
6.500% due 07/25/2031	141	145
6.628% due 12/01/2027 •	8	9
6.750% due 06/25/2032	324	341
7.000% due 05/18/2027	12	12
7.430% due 07/01/2035 •	6	7
9.000% due 06/01/2027	5	5

Federal Farm Credit Bank
5.125% due 07/09/2029	675	714
5.750% due 12/07/2028	500	542

Freddie Mac
0.000% due 12/15/2042 •	1,671	1,457
3.500% due 05/15/2042 - 01/15/2048	15,899	14,592
4.000% due 07/15/2042	4,982	4,901
4.309% due 10/25/2052 ~	6,420	5,623
4.500% due 02/15/2035 - 07/15/2035	449	442
5.500% due 06/15/2035	7,346	7,720
5.647% due 10/15/2043 •	1,253	1,224
5.857% due 01/15/2033 •	11	11
5.957% due 04/15/2029 - 12/15/2032 •	10	10
6.000% due 05/15/2028 - 09/15/2029	6	6
6.007% due 06/15/2031 •	4	4
6.262% due 01/01/2028 •	3	3
6.271% due 01/01/2028 •	4	4
6.323% due 10/25/2044 •	730	662
6.500% due 01/01/2035 - 10/25/2043	30	31
6.523% due 07/25/2044 •	173	166

Ginnie Mae
3.625% (H15T1Y + 1.500%) due 08/20/2025 - 09/20/2026 ~	5	5
3.750% due 10/20/2027 - 11/20/2027 •	8	9
4.000% (H15T1Y + 1.500%) due 10/20/2025 - 08/20/2026 ~	1	0
4.000% due 10/20/2026 •	1	1
4.000% due 08/20/2044 - 09/20/2044	6,544	6,259
4.625% (H15T1Y + 1.500%) due 03/20/2025 - 03/20/2026 ~	1	0
4.625% due 01/20/2027 - 01/20/2028 •	10	10
4.875% (H15T1Y + 1.500%) due 04/20/2026 - 06/20/2026 ~	1	2
4.875% due 04/20/2027 - 05/20/2030 •	28	27
6.000% due 08/20/2033	512	518
6.500% due 08/20/2034 - 09/20/2034	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae, TBA
4.000% due 11/01/2054	$8,000	$7,741
4.500% due 11/01/2054	2,500	2,468

Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	6,371	5,495

Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (b)	7,400	5,924

Uniform Mortgage-Backed Security
2.500% due 11/01/2046	108	97
6.500% due 06/01/2026 - 08/01/2037	23	23
7.000% due 02/01/2038	5	5

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	9,100	8,169
4.000% due 11/01/2054	11,000	10,574
5.000% due 11/01/2054	9,900	9,896
5.500% due 11/01/2054	32,500	32,879
6.000% due 11/01/2054	21,500	21,974
6.500% due 11/01/2054	3,900	4,019

Total U.S. Government Agencies (Cost $177,471)		175,481

U.S. TREASURY OBLIGATIONS 139.5%

U.S. Treasury Bonds
1.125% due 05/15/2040	10,470	6,921
1.125% due 08/15/2040	99,760	65,386
1.375% due 11/15/2040 (f)	9,060	6,152
1.750% due 08/15/2041	60,400	42,850
1.875% due 02/15/2051	19,100	11,973
2.000% due 11/15/2041	45,200	33,251
2.000% due 02/15/2050	310	202
2.250% due 08/15/2049	52,090	36,107
2.250% due 02/15/2052	4,500	3,070
2.375% due 02/15/2042	28,000	21,818
2.375% due 05/15/2051	2,400	1,694
2.500% due 05/15/2046 (f)	2,028	1,529
2.875% due 05/15/2052	20,400	15,982
3.000% due 11/15/2045 (f)	680	564
3.000% due 02/15/2049	64,144	51,949
3.000% due 08/15/2052	66,300	53,302
3.250% due 05/15/2042	22,800	20,281
3.625% due 08/15/2043	15,300	14,174
3.625% due 02/15/2053	66,300	60,304
3.625% due 05/15/2053	19,400	17,660
3.875% due 02/15/2043	88,700	85,595
3.875% due 05/15/2043 (d)	72,200	69,535
4.000% due 11/15/2042	72,000	70,875
4.000% due 11/15/2052	105,650	102,835
4.125% due 08/15/2053	13,000	12,950
4.250% due 02/15/2054 (d)	36,600	37,309
4.375% due 05/15/2041	29,580	30,876
4.375% due 08/15/2043 (d)	140,400	144,412
4.500% due 02/15/2044 (d)	63,300	66,069
4.625% due 05/15/2044 (d)	62,800	66,578
4.625% due 05/15/2054 (d)	4,600	4,991
4.750% due 02/15/2041	10,750	11,715
4.750% due 11/15/2043	10,210	11,017

U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2025	2,424	2,378
0.125% due 01/15/2032 (f)	11,460	10,362
0.625% due 07/15/2032 (d)	15,372	14,400
1.125% due 01/15/2033 (d)	22,448	21,670
1.750% due 01/15/2034	17,702	17,907

U.S. Treasury Notes
1.500% due 11/30/2028 (d)	20,700	19,047
2.375% due 03/31/2029 (d)	24,500	23,281
3.250% due 06/30/2029 (d)	20,800	20,503
3.625% due 03/31/2030	3,900	3,904
3.750% due 05/31/2030	3,900	3,927
3.750% due 06/30/2030	6,600	6,645
3.875% due 09/30/2029 (d)	53,200	53,885
4.000% due 02/28/2030	3,900	3,975
4.000% due 02/15/2034 (d)	52,000	52,906
4.125% due 08/31/2030 (f)(h)	2,700	2,771
4.375% due 11/30/2030	5,300	5,514
4.625% due 09/30/2030 (f)	2,700	2,844
4.875% due 10/31/2030	2,700	2,882

Total U.S. Treasury Obligations (Cost $1,524,411)		1,448,727

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%

Ashford Hospitality Trust
6.169% due 04/15/2035 •	$247	$246
6.394% due 06/15/2035 •	25	25

Atrium Hotel Portfolio Trust
6.324% due 12/15/2036 •	617	602
6.344% due 06/15/2035 •	200	200

BANK
4.046% due 03/15/2061 ~	800	788

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	2	1
6.625% due 04/25/2033 ~	3	3

Bear Stearns ALT-A Trust
5.240% due 09/25/2035 ~	175	105

Beast Mortgage Trust
6.261% due 03/15/2036 •	200	173

Benchmark Mortgage Trust
4.016% due 03/15/2052	3,700	3,587
5.926% due 03/15/2029	2,000	2,103

BMO Mortgage Trust
7.296% due 11/15/2056 ~	1,800	1,969

BWAY Mortgage Trust
3.454% due 03/10/2033	3,400	3,310

Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,480
3.942% due 04/10/2033 ~	2,600	2,439

Countrywide Alternative Loan Trust
5.389% due 05/25/2035 •	187	173

Countrywide Home Loan Mortgage Pass-Through Trust
5.549% due 04/25/2035 •	15	14
5.609% due 03/25/2035 •	235	213

DBGS Mortgage Trust
5.989% due 06/15/2033 •	300	276

Extended Stay America Trust
6.291% due 07/15/2038 •	1,515	1,514

HarborView Mortgage Loan Trust
5.519% due 05/19/2035 •	130	124
6.126% due 07/19/2035 ~	3	2

Hilton USA Trust
3.719% due 11/05/2038	2,130	2,085

Impac CMB Trust
5.469% due 10/25/2035 •	655	577

JP Morgan Mortgage Trust
5.703% due 07/25/2035 ~	29	29

Morgan Stanley Capital Trust
6.380% due 12/15/2038 •	1,800	1,722

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	109	105
2.750% due 11/25/2059 ~	744	713

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.830% due 10/25/2035 ~	490	423

Residential Accredit Loans, Inc. Trust
5.269% due 08/25/2035 •	137	104
6.000% due 06/25/2036	294	232

Sequoia Mortgage Trust
5.775% due 07/20/2033 •	54	54
5.779% due 10/19/2026 •	2	2

Structured Adjustable Rate Mortgage Loan Trust
5.409% due 05/25/2037 •	386	343

Structured Asset Mortgage Investments Trust
5.409% due 05/25/2036 •	58	47
5.739% due 09/19/2032 •	1	1
5.919% due 10/19/2033 •	37	34

Towd Point Mortgage Trust
3.100% due 01/25/2060 ~	900	818

WaMu Mortgage Pass-Through Certificates Trust
5.489% due 11/25/2045 •	11	10
6.123% due 02/25/2046 •	303	280
6.171% due 08/25/2046 •	166	141
6.523% due 06/25/2042 •	4	4

Worldwide Plaza Trust
3.526% due 11/10/2036	1,600	1,133

Total Non-Agency Mortgage-Backed Securities (Cost $31,137)		29,204

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	117

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 1.2%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	$1,700	$1,793

Bear Stearns Asset-Backed Securities Trust
5.969% due 11/25/2042 •	105	104

Credit-Based Asset Servicing & Securitization Trust
5.089% due 11/25/2036 •	9	4

ECMC Group Student Loan Trust
6.145% due 02/27/2068 •	431	429

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	800	788
2.330% due 06/26/2028	1,200	1,133

Invitation Homes Trust
4.000% due 09/17/2041	3,200	3,110

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •	41	40

MASTR Asset-Backed Securities Trust
5.794% due 10/25/2034 •	681	658

Merrill Lynch Mortgage Investors Trust
5.899% due 07/25/2035 •	467	469

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pagaya AI Debt Selection Trust
6.258% due 10/15/2031	$1,020	$1,031

Ready Capital Mortgage Financing LLC
6.913% due 01/25/2037 •	791	792

Santander Drive Auto Receivables Trust
5.410% due 07/15/2027	2,000	2,005

SLM Student Loan Trust
6.221% due 10/25/2029 •	9	9

Soundview Home Loan Trust
5.089% due 11/25/2036 •	130	37

VMC Finance LLC
7.241% due 02/18/2039 •	269	267

Washington Mutual Asset-Backed Certificates Trust
4.238% due 10/25/2036 •	72	26

Total Asset-Backed Securities (Cost $12,788)		12,695

Total Investments in Securities (Cost $1,749,104)		1,669,106

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.9%

SHORT-TERM INSTRUMENTS 1.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%

PIMCO Short-Term Floating NAV Portfolio III	1,952,375	$19,010

Total Short-Term Instruments (Cost $19,009)		19,010

Total Investments in Affiliates (Cost $19,009)		19,010

Total Investments 162.6% (Cost $1,768,113)		$1,688,116

Financial Derivative Instruments (e)(g) 0.2% (Cost or Premiums, net $(1,000))		1,999

Other Assets and Liabilities, net (62.8)%		(651,812)

Net Assets 100.0%		$1,038,303

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.960%	09/30/2024	10/01/2024	$(13,824)	$(13,826)
JPS	5.030	09/25/2024	10/02/2024	(5,083)	(5,087)
STR	4.990	09/30/2024	10/01/2024	(552,089)	(552,166)
	5.020	10/01/2024	10/02/2024	(575,997)	(575,997)

Total Reverse Repurchase Agreements					$(1,147,076)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	11/01/2054	$100	$(87)	$(86)

Total Short Sales 0.0%				$(87)	$(86)

118	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(13,826)	$0	$(13,826)	$13,570	$(256)
JPS	0	(5,087)	0	(5,087)	4,991	(96)
STR	0	(1,128,163)	0	(1,128,163)	556,867	(571,296)

Total Borrowings and Other Financing Transactions	$0	$(1,147,076)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(565,992)	$(5,087)	$0	$0	$(571,079)

Total Borrowings	$(565,992)	$(5,087)	$0	$0	$(571,079)

Payable for reverse repurchase agreements (3)					$(571,079)

(d)	Securities with an aggregate market value of $575,428 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(601,729) at a weighted average interest rate of 5.371%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(575,997) is outstanding at period end.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	5	$5	$(3)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	5	5	(2)	(1)

Total Written Options					$(5)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2024	24	$2,637	$6	$0	$(9)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	66	8,784	(60)	0	(51)

				$(54)	$0	$(60)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	119

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	54	$(12,955)	$(24)	$12	$0
3-Month SOFR Active Contract June Futures	09/2025	54	(13,067)	(29)	17	0
3-Month SOFR Active Contract March Futures	06/2025	54	(13,025)	(30)	17	0
3-Month SOFR Active Contract September Futures	12/2024	54	(12,861)	(17)	3	0
U.S. Treasury 2-Year Note December Futures	12/2024	11	(2,291)	(9)	4	0
U.S. Treasury 10-Year Note December Futures	12/2024	75	(8,571)	(16)	34	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	1,510	(178,628)	(124)	779	0
U.S. Treasury 30-Year Bond December Futures	12/2024	874	(108,540)	530	601	0

				$281	$1,467	$0

Total Futures Contracts				$227	$1,467	$(60)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$ 13,600	$(267)	$(85)	$(352)	$34	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.400	Semi-Annual	03/30/2026	17,040	30	1,041	1,071	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	2,900	0	(18)	(18)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	5,900	0	(40)	(40)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	28,800	0	(205)	(205)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028	54,100	0	(418)	(418)	121	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	28,800	0	(236)	(236)	65	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	28,800	0	(239)	(239)	65	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	2,300	0	(29)	(29)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	35,100	79	(3,588)	(3,509)	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028	38,300	(475)	(1,205)	(1,680)	0	(97)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	52,340	308	(1,665)	(1,357)	154	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	9,590	76	1,584	1,660	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	1,100	0	(3)	(3)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,600	0	(14)	(14)	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	3,200	0	(16)	(16)	9	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031	6,500	(53)	21	(32)	19	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031	1,700	(1)	12	11	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	6,800	(23)	946	923	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,500	(12)	(9)	(21)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	(10)	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	1,200	(5)	(33)	(38)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	2,700	(12)	(63)	(75)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	2,600	(12)	(24)	(36)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	2,700	(13)	(30)	(43)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	500	(2)	(3)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	2,300	(8)	(93)	(101)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	2,200	(9)	(74)	(83)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	790	(4)	(21)	(25)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	4,100	(15)	(100)	(115)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	2,700	(10)	(47)	(57)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	(4)	(13)	(17)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	2,200	(8)	(30)	(38)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	1,800	(6)	(35)	(41)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	1,200	(4)	(22)	(26)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	2,000	(8)	(38)	(46)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	1,400	(5)	(31)	(36)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	4,300	(16)	(50)	(66)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	3,900	(15)	(10)	(25)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	1,400	(7)	19	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	(2)	6	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	1,100	(5)	10	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,200	(5)	10	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	3,200	(11)	37	26	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	1,800	0	1	1	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	4,100	0	(64)	(64)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	900	0	(24)	(24)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	1,250	(7)	104	97	0	(6)

120	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	10/23/2053	5,700	$(99)	$1,941	$1,842	$16	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	4,300	(20)	14	(6)	17	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	12/02/2053	8,200	(194)	181	(13)	32	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	12/05/2053	1,900	(4)	36	32	7	0

Total Swap Agreements						$(851)	$(2,628)	$(3,479)	$881	$(192)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,467	$881	$2,348	$(1)	$(60)	$(192)	$(253)

(f)

Securities with an aggregate market value of $11,245 and cash of $9,265 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135%	10/28/2024	2,400	$(8)	$(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	2,400	(8)	(7)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	1,500	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	1,500	(5)	(5)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	2,200	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	2,200	(8)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	3,400	(11)	(10)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	3,400	(11)	(10)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	1,700	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	1,700	(6)	(6)

JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	3,100	(12)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	3,100	(12)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	2,200	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	1,700	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	2,200	(7)	(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,700	(6)	(6)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	1,100	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	1,100	(3)	(3)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	2,000	(6)	(7)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	2,000	(6)	(6)

Total Written Options							$ (144)	$(96)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
FAR	$0	$0	$0	$0	$0	$(25)	$0	$(25)	$(25)	$0	$(25)
GLM	0	0	0	0	0	(36)	0	(36)	(36)	172	136
JPM	0	0	0	0	0	(18)	0	(18)	(18)	0	(18)
MYC	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
UAG	0	0	0	0	0	(13)	0	(13)	(13)	0	(13)

Total Over the Counter	$0	$0	$0	$0	$0	$(96)	$0	$(96)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	121

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

(h)

Securities with an aggregate market value of $172 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,467	$1,467
Swap Agreements	0	0	0	0	881	881

	$0	$0	$0	$0	$2,348	$2,348

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	60	60
Swap Agreements	0	0	0	0	192	192

	$0	$0	$0	$0	$253	$253

Over the counter
Written Options	$0	$0	$0	$0	$96	$96

	$0	$0	$0	$0	$349	$349

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$96	$96
Futures	0	0	0	0	(12,973)	(12,973)
Swap Agreements	0	0	0	0	2,789	2,789

	$0	$0	$0	$0	$(10,088)	$(10,088)

Over the counter
Written Options	$0	$0	$0	$0	$863	$863

	$0	$0	$0	$0	$(9,225)	$(9,225)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	2,728	2,728
Swap Agreements	0	0	0	0	(7,107)	(7,107)

	$0	$0	$0	$0	$(4,380)	$(4,380)

Over the counter
Written Options	$0	$0	$0	$0	$(54)	$(54)

	$0	$0	$0	$0	$(4,434)	$(4,434)

122	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,999	$0	$2,999
U.S. Government Agencies	0	175,481	0	175,481
U.S. Treasury Obligations	0	1,448,727	0	1,448,727
Non-Agency Mortgage-Backed Securities	0	29,204	0	29,204
Asset-Backed Securities	0	12,695	0	12,695

	$0	$1,669,106	$0	$1,669,106

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,010	$0	$0	$19,010

Total Investments	$19,010	$1,669,106	$0	$1,688,116

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(86)	$0	$(86)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2,348	$0	$2,348

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(253)	0	(253)
Over the counter	0	(96)	0	(96)

	$0	$(349)	$0	$(349)

Total Financial Derivative Instruments	$0	$1,999	$0	$1,999

Totals	$19,010	$1,671,019	$0	$1,690,029

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	123

Schedule of Investments	PIMCO Low Duration Opportunities Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Broadcom, Inc.
TBD% due 08/14/2026 «		$200	$199

IRB Holding Corp.
TBD% due 12/15/2027		194	194

LifePoint Health, Inc.
TBD% due 05/17/2031		100	100

Total Loan Participations and Assignments (Cost $493)			493

CORPORATE BONDS & NOTES 24.7%

BANKING & FINANCE 15.5%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		200	192

American Assets Trust LP
3.375% due 02/01/2031		200	174

American Tower Corp.
2.300% due 09/15/2031		200	172

Athene Global Funding
4.542% due 02/23/2027 ~	EUR	100	112

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$6	6

Barclays PLC
4.972% due 05/16/2029 •		700	708

BNP Paribas SA
1.904% due 09/30/2028 •		300	279
2.871% due 04/19/2032 •		200	178
7.000% due 08/16/2028 •(d)(e)		300	307

BPCE SA
6.612% due 10/19/2027 •		550	571

Brixmor Operating Partnership LP
2.250% due 04/01/2028		200	184

Corebridge Financial, Inc.
3.900% due 04/05/2032		200	188

Credit Suisse AG AT1 Claim		500	63

Crown Castle, Inc.
3.100% due 11/15/2029		200	187

Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	215
1.750% due 11/19/2030 •		200	204
3.729% due 01/14/2032 •		$200	180

Equinix, Inc.
3.900% due 04/15/2032		200	192

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		300	294
4.190% due 12/01/2024 •	EUR	100	111
4.535% due 03/06/2025	GBP	100	133

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		$300	295
5.798% due 08/10/2026 •		400	404

HSBC Holdings PLC
2.871% due 11/22/2032 •		300	264
4.292% due 09/12/2026 •		300	299
4.583% due 06/19/2029 •		100	100
5.210% due 08/11/2028 •		200	204

ING Groep NV
2.727% due 04/01/2032 •		400	357
4.017% due 03/28/2028 •		200	199

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(d)(e)	EUR	200	233

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$200	194
2.963% due 01/25/2033 •		200	180
6.070% due 10/22/2027 •		200	207

Kennedy-Wilson, Inc.
4.750% due 02/01/2030		200	182

Lazard Group LLC
4.500% due 09/19/2028		800	797

LeasePlan Corp. NV
2.875% due 10/24/2024		200	200

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		200	197
4.716% due 08/11/2026 •		200	200
5.462% due 01/05/2028 •		300	307

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		$200	$190

National Health Investors, Inc.
3.000% due 02/01/2031		200	175

Nationwide Building Society
4.302% due 03/08/2029 •		300	297

NatWest Group PLC
4.800% due 04/05/2026		500	502

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		200	191

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		950	929

Standard Chartered PLC
2.819% due 01/30/2026 •		300	297

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		200	172

UBS AG
3.700% due 02/21/2025		250	249

UBS Group AG
4.550% due 04/17/2026		500	501
6.537% due 08/12/2033 •		250	276

Wells Fargo & Co.
3.000% due 04/22/2026		300	295
3.526% due 03/24/2028 •		400	393

			13,936

INDUSTRIALS 7.5%

AbbVie, Inc.
4.800% due 03/15/2029		200	206

Air Canada
4.625% due 08/15/2029	CAD	200	146

American Airlines Pass-Through Trust
3.250% due 04/15/2030		$65	60
3.375% due 11/01/2028		165	157

American Airlines, Inc.
5.500% due 04/20/2026		117	116
5.750% due 04/20/2029		100	100

Amgen, Inc.
2.450% due 02/21/2030		200	183

Bio-Rad Laboratories, Inc.
3.300% due 03/15/2027		200	195

Broadcom, Inc.
3.137% due 11/15/2035		3	2
4.926% due 05/15/2037		3	3

Centene Corp.
3.000% due 10/15/2030		200	179

Charter Communications Operating LLC
3.500% due 06/01/2041		200	141

Cloud Software Group, Inc.
6.500% due 03/31/2029		200	199

Constellation Brands, Inc.
4.750% due 05/09/2032		300	303

Coty, Inc.
3.875% due 04/15/2026	EUR	100	111
4.750% due 01/15/2029		$200	196
5.000% due 04/15/2026		150	149

Expedia Group, Inc.
6.250% due 05/01/2025		44	44

FactSet Research Systems, Inc.
3.450% due 03/01/2032		200	183

Frontier Communications Holdings LLC
8.750% due 05/15/2030		200	213

Grifols SA
3.875% due 10/15/2028	EUR	200	207

Haleon U.S. Capital LLC
3.375% due 03/24/2027		$250	246

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	90
3.750% due 05/01/2029		200	190

Humana, Inc.
4.875% due 04/01/2030		200	204

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	100	111

Marriott International, Inc.
2.850% due 04/15/2031		$200	180

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		$200	$188

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	118	155

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$200	197
4.810% due 09/17/2030		200	190

Petroleos Mexicanos
6.700% due 02/16/2032		199	178

Prosus NV
3.680% due 01/21/2030		200	189

Sands China Ltd.
2.850% due 03/08/2029		200	182

Studio City Finance Ltd.
5.000% due 01/15/2029		100	92

T-Mobile USA, Inc.
3.875% due 04/15/2030		200	194

TEGNA, Inc.
4.625% due 03/15/2028		200	192

United Airlines Pass-Through Trust
5.875% due 04/15/2029		101	103

United Airlines, Inc.
4.375% due 04/15/2026		100	98
4.625% due 04/15/2029		300	290

Wynn Macau Ltd.
5.500% due 01/15/2026		400	397

			6,759

UTILITIES 1.7%

Boston Gas Co.
3.757% due 03/16/2032		100	91

Dominion Energy, Inc.
3.375% due 04/01/2030		200	190

Enel Finance International NV
5.125% due 06/26/2029		300	307

Georgia Power Co.
4.700% due 05/15/2032		300	306

Pacific Gas & Electric Co.
3.250% due 06/01/2031		200	182
4.400% due 03/01/2032		200	195

Southern California Gas Co.
2.950% due 04/15/2027		200	195

Verizon Communications, Inc.
3.875% due 03/01/2052		100	82

			1,548

Total Corporate Bonds & Notes (Cost $22,832)			22,243

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.587% due 06/01/2029		200	186

Total Municipal Bonds & Notes (Cost $200)			186

U.S. GOVERNMENT AGENCIES 58.5%

Fannie Mae
5.583% due 03/25/2034 •		2	2
6.295% due 04/25/2032 •		2	2

Uniform Mortgage-Backed Security
4.000% due 04/01/2048		384	376

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2054		100	86
3.000% due 10/01/2054 - 11/01/2054		5,100	4,581
3.500% due 11/01/2054		7,400	6,897
4.000% due 11/01/2054		1,400	1,346
4.500% due 11/01/2054		2,100	2,066
5.000% due 11/01/2054		16,800	16,793
5.500% due 11/01/2054		3,900	3,945
6.000% due 11/01/2054		16,200	16,557

Total U.S. Government Agencies (Cost $52,805)			52,651

124	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 12.3%

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032		$2,598	$2,434
1.125% due 01/15/2033		1,795	1,733
1.375% due 07/15/2033 (i)		4,401	4,341
1.750% due 01/15/2034		102	103
1.875% due 07/15/2034		1,754	1,798

U.S. Treasury Notes
4.875% due 04/30/2026 (i)		600	610

Total U.S. Treasury Obligations (Cost $10,840)			11,019

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		95	66

Banc of America Funding Trust
6.300% due 06/20/2032 ~		12	12

Bear Stearns Adjustable Rate Mortgage Trust
5.495% due 02/25/2034 ~		15	14

Bear Stearns ALT-A Trust
4.609% due 05/25/2036 ~		495	240

Countrywide Alternative Loan Trust
6.000% due 01/25/2036		272	191

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~		202	122

EMF-NL Prime BV
4.462% due 04/17/2041 •	EUR	12	13

GSR Mortgage Loan Trust
5.096% due 06/25/2034 ~		$8	8
5.750% due 01/25/2037		9	5

HarborView Mortgage Loan Trust
4.229% due 06/19/2036 ~		103	44

MASTR Adjustable Rate Mortgages Trust
6.141% due 05/25/2034 ~		24	23

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.071% due 08/15/2032 •		27	26

Residential Accredit Loans, Inc. Trust
6.226% due 09/25/2037 ~		346	239

Residential Asset Securitization Trust
6.000% due 07/25/2037		194	74

Structured Asset Mortgage Investments Trust
5.579% due 07/19/2035 •		14	13

WaMu Mortgage Pass-Through Certificates Trust
4.009% due 03/25/2037 ~		299	254
6.523% due 08/25/2042 •		7	7

Total Non-Agency Mortgage-Backed Securities (Cost $1,863)			1,351

ASSET-BACKED SECURITIES 15.2%

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		111	111

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.674% due 11/25/2035 •		135	133
5.989% due 09/25/2034 •		100	99

Apidos CLO
6.477% due 07/17/2030 •		155	155

AREIT LLC
7.325% due 06/17/2039 •		500	503

Aurium CLO DAC
4.394% due 01/16/2031 •	EUR	299	332

Bear Stearns Asset-Backed Securities Trust
5.429% due 02/25/2037 •		$591	571

Blackrock European CLO DAC
4.305% due 10/15/2031 •	EUR	460	512

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •		$337	343

Countrywide Asset-Backed Certificates Trust
5.169% due 06/25/2047 •		349	307
5.709% due 08/25/2047 •		96	93

Crestline Denali CLO Ltd.
6.574% due 04/20/2030 •		182	182

CSAB Mortgage-Backed Trust
5.109% due 11/25/2036 •		854	118

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Elevation CLO Ltd.
6.496% due 10/25/2030 •		$69	$69

Fremont Home Loan Trust
5.109% due 01/25/2037 •		483	248

FS Rialto Issuer LLC
7.243% due 01/19/2039 •		360	361

Harvest CLO DAC
4.535% due 01/15/2032 •	EUR	500	556

HSI Asset Securitization Corp. Trust
5.749% due 01/25/2036 •		$400	342

IXIS Real Estate Capital Trust
5.429% due 01/25/2037 •		109	39

Jubilee CLO DAC
4.335% due 04/15/2031 •	EUR	500	556

KKR CLO Ltd.
6.698% due 10/15/2030 •		$194	194

Marble Point CLO Ltd.
6.603% due 10/15/2030 •		114	114

Morgan Stanley ABS Capital, Inc. Trust
5.269% due 09/25/2036 •		633	219
5.509% due 12/25/2034 •		231	216

Mountain View CLO LLC
6.588% due 01/16/2031 •		258	258

OSD CLO Ltd.
6.417% due 04/17/2031 •		405	405

Rad CLO Ltd.
6.665% due 07/24/2032 •		700	701

Regatta Funding Ltd.
6.485% due 10/25/2031 •		277	278

Residential Asset Securities Corp. Trust
5.489% due 07/25/2036 •		1,059	946
5.569% due 02/25/2036 •		303	301

Saxon Asset Securities Trust
5.279% due 09/25/2037 •		198	189

SG Mortgage Securities Trust
5.179% due 10/25/2036 •		700	524

Sierra Madre Funding Ltd.
5.632% due 09/07/2039 •		656	420

Sound Point CLO Ltd.
6.526% due 07/25/2030 •		98	98

Soundview Home Loan Trust
5.169% due 06/25/2037 •		479	334

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		370	371

TCW CLO Ltd.
6.516% due 04/25/2031 •		131	131

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •		491	489

Venture CLO Ltd.
6.594% due 07/20/2030 •		485	485
6.677% due 07/30/2032 •		300	300

VMC Finance LLC
6.229% due 06/16/2036 •		10	10

WaMu Asset-Backed Certificates WaMu Trust
5.194% due 05/25/2037 •		275	261

Wellfleet CLO Ltd.
6.714% due 07/20/2032 •		810	810

Total Asset-Backed Securities (Cost $13,979)			13,684

SOVEREIGN ISSUES 6.8%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (b)	BRL	7,700	1,340

Israel Government International Bond
5.375% due 03/12/2029		$200	203

Mexico Government International Bond
5.400% due 02/09/2028		200	205

Peru Government International Bond
5.400% due 08/12/2034	PEN	1,100	279
5.940% due 02/12/2029		300	84
6.150% due 08/12/2032		2,600	713
6.900% due 08/12/2037		500	139
6.950% due 08/12/2031		1,100	318
7.300% due 08/12/2033		2,600	759

Poland Government International Bond
4.625% due 03/18/2029		$200	205

Romania Government International Bond
1.750% due 07/13/2030	EUR	200	190

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Africa Government International Bond
4.850% due 09/30/2029		$400	$389
7.000% due 02/28/2031	ZAR	2,300	119
8.000% due 01/31/2030		10,100	564
8.250% due 03/31/2032		2,200	119
8.500% due 01/31/2037		7,900	397
9.000% due 01/31/2040		2,600	132

Total Sovereign Issues (Cost $5,896)			6,155

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

AGFC Capital Trust
7.313% (TSFR3M + 2.012%) due 01/15/2067 ~		100,000	66

Nationwide Building Society
10.250% due 12/31/2049 ~(d)		250	44

Total Preferred Securities (Cost $107)			110

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.2%

COMMERCIAL PAPER 2.7%

Avangrid, Inc.
5.220% due 10/21/2024		$250	249

Bacardi Martini BV
5.300% due 10/31/2024 (a)		250	249

Crown Castle, Inc.
5.300% due 10/29/2024 (a)		300	299

Duke Energy Corp.
5.240% due 10/02/2024		250	250

Entergy Corp.
5.600% due 10/15/2024		400	399

Harley-Davidson Financial Services, Inc.
5.780% due 10/02/2024		100	100

Huntington Ingalls Industries, Inc.
5.250% due 10/03/2024 (a)		250	250

Jones Lang LaSalle Finance BV
5.380% due 10/09/2024		250	250

Reckitt Benckiser Treasury Services PLC
5.350% due 10/18/2024		400	399

			2,445

REPURCHASE AGREEMENTS (f) 19.5%
			17,600

Total Short-Term Instruments (Cost $20,045)			20,045

Total Investments in Securities (Cost $129,060)			127,937

		SHARES
INVESTMENTS IN AFFILIATES 13.9%

SHORT-TERM INSTRUMENTS 13.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.9%

PIMCO Short-Term Floating NAV Portfolio III		1,283,402	12,496

Total Short-Term Instruments (Cost $12,486)			12,496

Total Investments in Affiliates (Cost $12,486)			12,496

Total Investments 156.0% (Cost $141,546)			$140,433

Financial Derivative Instruments (g)(h) (0.1)% (Cost or Premiums, net $(230))			(52)

Other Assets and Liabilities, net (55.9)%			(50,336)

Net Assets 100.0%			$90,045

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	125

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.860%	09/30/2024	10/01/2024	$17,600	U.S. Treasury Bonds 1.375% due 11/15/2040	$(17,952)	$17,600	$17,602

Total Repurchase Agreements						$(17,952)	$17,600	$17,602

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2054	$4,400	$(3,687)	$(3,644)

Total Short Sales (4.0)%				$(3,687)	$(3,644)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$17,602	$0	$0	$17,602	$(17,952)	$(350)

Total Borrowings and Other Financing Transactions	$17,602	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	1	$1	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	1	1	0	0

Total Written Options					$(1)	$0

126	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	11	$2,639	$12	$0	$(2)
3-Month SOFR Active Contract December Futures	03/2026	11	2,668	10	0	(2)
3-Month SOFR Active Contract June Futures	09/2025	11	2,662	13	0	(4)
3-Month SOFR Active Contract June Futures	09/2026	11	2,668	7	0	(2)
3-Month SOFR Active Contract March Futures	06/2025	11	2,653	13	0	(3)
3-Month SOFR Active Contract March Futures	06/2026	11	2,668	9	0	(2)
3-Month SOFR Active Contract September Futures	12/2024	11	2,620	7	0	(1)
3-Month SOFR Active Contract September Futures	12/2025	11	2,666	12	0	(3)
Canada Government 10-Year Bond December Futures	12/2024	3	277	2	0	0
United Kingdom Long Gilt December Futures	12/2024	7	921	(19)	1	(2)

				$66	$1	$(21)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2024	3	$(401)	$(4)	$0	$(1)
Euro-Bund 10-Year Bond December Futures	12/2024	22	(3,304)	(49)	0	(10)
Euro-Schatz December Futures	12/2024	7	(835)	(4)	0	(1)
U.S. Treasury 2-Year Note December Futures	12/2024	18	(3,748)	(14)	7	0
U.S. Treasury 5-Year Note December Futures	12/2024	14	(1,538)	(1)	5	0
U.S. Treasury 10-Year Note December Futures	12/2024	101	(11,542)	(11)	46	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	63	(7,453)	14	32	0
U.S. Treasury 30-Year Bond December Futures	12/2024	13	(1,614)	18	9	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	11	(1,464)	2	9	0

				$(49)	$108	$(12)

Total Futures Contracts				$17	$109	$(33)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.253%	$	300	$60	$(42)	$18	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474		100	(1)	3	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.944		300	(1)	1	0	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.118	EUR	300	1	0	1	0	0

							$59	$(38)	$21	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-41 5-Year Index	(1.000)%	Quarterly	12/20/2028	$1,188	$(70)	$(23)	$(93)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	300	$(10)	$5	$(5)	$0	$0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	100	(3)	1	(2)	0	0
iTraxx Crossover 42 5-Year Index	5.000	Quarterly	12/20/2029	500	46	1	47	0	(1)

					$33	$7	$40	$0	$(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	127

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	6,000	$90	$40	$130	$0	$(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	690,000	(11)	12	1	9	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	$	600	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		700	(2)	(10)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.622	Semi-Annual	03/20/2025		3,300	1	(67)	(66)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	0.640	Semi-Annual	02/18/2026		4,100	(2)	(202)	(204)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		2,000	(32)	(78)	(110)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	10/27/2028		1,500	(17)	(73)	(90)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,200	7	(90)	(83)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		400	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		1,200	0	(8)	(8)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030		2,500	0	(19)	(19)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		800	0	(6)	(6)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		700	0	(6)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		200	0	(2)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		500	0	(7)	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		200	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		500	0	(8)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		300	0	(5)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		2,430	18	403	421	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,600	(2)	(51)	(53)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		1,960	(22)	(184)	(206)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		200	(1)	7	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		200	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		100	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		200	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		100	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		300	(1)	7	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		200	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		200	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		200	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		300	(1)	18	17	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		200	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		300	(1)	21	20	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		4,900	84	(238)	(154)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		200	(1)	(10)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		100	0	(2)	(2)	0	0

128	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.555%	Annual	08/28/2034	$	100	$0	$(2)	$(2)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,900	(58)	(94)	(152)	12	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		110	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		2,900	605	306	911	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		100	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		700	37	140	177	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		500	165	(28)	137	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	(17)	80	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		300	17	69	86	1	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	4,400	0	(9)	(9)	0	(1)
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		23,300	0	(42)	(42)	0	(5)
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		13,200	0	19	19	3	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029	EUR	100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	2	2	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	2	2	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		200	0	7	7	1	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		200	(1)	(6)	(7)	0	(1)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		4,950	41	45	86	29	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,000	(3)	3	0	0	(11)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	2,400	52	9	61	0	(5)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	EUR	200	(1)	12	11	1	0
Pay	6-Month PLN-WIBOR	5.160	Annual	03/21/2027	PLN	3,000	0	29	29	0	0
Pay	6-Month PLN-WIBOR	5.158	Annual	03/22/2027		3,000	0	29	29	0	0
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027		8,300	0	(235)	(235)	0	0
Receive	6-Month PLN-WIBOR	7.015	Annual	10/11/2027		5,500	0	(157)	(157)	0	0
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		4,300	0	(129)	(129)	0	0
Pay	6-Month PLN-WIBOR	4.810	Annual	02/16/2029		5,700	0	60	60	2	0
Pay	6-Month PLN-WIBOR	4.641	Annual	02/19/2029		4,200	0	36	36	1	0
Pay	6-Month PLN-WIBOR	4.970	Annual	03/21/2029		2,200	0	28	28	1	0
Pay	CAONREPO	4.000	Semi-Annual	06/21/2025	CAD	9,400	(31)	50	19	1	0

							$993	$(417)	$576	$142	$(58)

Total Swap Agreements							$1,015	$(471)	$544	$142	$(59)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$109	$142	$251	$0	$(33)	$(59)	$(92)

Cash of $2,190 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	129

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	CAD	670		$493	$0	$(2)
	10/2024	ILS	189		50	0	(1)
	10/2024	KRW	121,107		91	0	(1)
	10/2024		$573	PLN	2,199	0	(2)
	11/2024	TWD	45,003		$1,391	0	(37)

BPS	10/2024	BRL	2,575		473	0	0
	10/2024	KRW	1,451,628		1,095	0	(6)
	10/2024	PLN	236		62	0	0
	10/2024	TWD	26,026		820	0	(3)
	10/2024		$460	BRL	2,575	12	0
	10/2024		173	CNH	1,227	2	0
	10/2024		820	INR	68,767	0	0
	10/2024		425	NZD	683	9	0
	11/2024	CNH	1,224		$173	0	(2)
	11/2024		$15	CNH	112	1	0
	11/2024		62	PLN	236	0	0
	12/2024		149	MXN	2,993	2	0

BRC	10/2024	ILS	77		$21	0	0
	10/2024	NZD	309		195	0	(1)
	10/2024		$3,421	EUR	3,064	0	(10)
	10/2024		143	GBP	108	2	0
	10/2024		98	PLN	377	0	0
	10/2024		104	TRY	3,658	2	0
	11/2024	EUR	3,064		$3,426	10	0
	11/2024		$196	NZD	309	1	0
	11/2024		241	TRY	9,000	8	0
	12/2024		372		13,995	8	0
	01/2025		65		2,468	0	0

CBK	10/2024	AUD	404		$274	0	(5)
	10/2024	CNH	10,183		1,414	0	(41)
	10/2024	GBP	70		94	0	0
	10/2024	ILS	74		20	0	0
	10/2024	KRW	263,813		197	0	(3)
	10/2024	PEN	4,004		1,068	0	(12)
	10/2024		$644	CNH	4,568	8	0
	10/2024		268	GBP	203	3	0
	10/2024		360	IDR	5,569,463	7	0
	10/2024		30	ILS	111	0	(1)
	10/2024		990	INR	83,226	3	0
	10/2024		749	PEN	2,784	2	0
	10/2024	ZAR	2,381		$131	0	(7)
	11/2024	CNH	10,381		1,470	0	(17)
	11/2024	PEN	363		97	0	(1)
	11/2024		$9	CNH	64	0	0
	12/2024	MXN	2,311		$118	2	0
	12/2024		$96	COP	408,457	0	0
	01/2025	PEN	630		$167	0	(3)
	04/2025		2,788		749	0	(2)

DUB	10/2024	BRL	4,023		725	0	(14)
	10/2024	KRW	249,530		187	0	(2)
	10/2024	PLN	292		76	0	0

130	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$738	BRL	4,023	$0	$0
	10/2024		198	PLN	765	1	0
	11/2024	PEN	1,485		$398	0	(2)
	11/2024		$76	PLN	292	0	0
	01/2025		725	BRL	4,066	13	0
	02/2025	PEN	542		$145	0	(1)
	02/2025		$402	MXN	8,135	3	0
	03/2025		12	TRY	586	2	0

FAR	10/2024	BRL	1,447		$265	0	0
	10/2024	NZD	730		459	0	(5)
	10/2024		$376	AUD	547	2	0
	10/2024		262	BRL	1,447	4	0
	11/2024	AUD	547		$376	0	(2)
	11/2024	PEN	1,514		404	0	(5)
	11/2024		$459	NZD	730	5	0

GLM	10/2024		91	INR	7,689	0	0
	10/2024		204	PLN	810	6	0
	11/2024	MXN	1,194		$60	0	0
	12/2024		1,107		58	2	0
	02/2025		$181	MXN	3,688	3	0
	04/2025	BRL	7,600		$1,362	3	(1)

IND	10/2024	KRW	124,365		93	0	(2)

JPM	10/2024	ILS	320		86	0	(1)
	10/2024	KRW	139,696		104	0	(2)
	10/2024		$230	CNH	1,636	4	0
	10/2024		5	IDR	75,783	0	0
	10/2024		10	ILS	37	0	0
	10/2024		229	PLN	888	2	0
	10/2024		62	TRY	2,200	2	0
	10/2024		556	ZAR	9,786	10	0
	11/2024	CNH	1,243		$176	0	(2)
	11/2024		$125	TRY	4,672	5	0
	12/2024		89		3,341	2	0
	03/2025		11		518	2	0
	04/2025	BRL	100		$18	0	0
	05/2025		$52	TRY	2,316	3	0

MBC	10/2024	CHF	466		$554	3	0
	10/2024	CNY	588		84	0	0
	10/2024	GBP	386		516	0	0
	10/2024	JPY	10,449		72	0	(1)
	10/2024	KRW	471,547		353	0	(5)
	10/2024	PLN	263		69	1	0
	10/2024		$98	GBP	75	2	0
	10/2024		36	IDR	559,559	1	0
	10/2024		468	SGD	601	0	0
	11/2024	SGD	600		$468	0	0
	11/2024		$516	GBP	386	0	0
	11/2024		188	PLN	724	1	(1)
	12/2024	MXN	489		$25	1	0

MYI	10/2024	EUR	5,146		5,735	7	0
	10/2024	KRW	179,501		134	0	(2)
	10/2024	NZD	32		20	0	0
	10/2024	SGD	484		372	0	(5)
	10/2024		$1,629	CAD	2,195	0	(6)
	10/2024		37	IDR	572,669	1	0
	10/2024		45	ZAR	829	3	0
	11/2024	CAD	2,193		$1,629	6	0
	12/2024	MXN	403		20	0	0

NGF	10/2024		$119	IDR	1,832,236	2	0

RBC	12/2024	MXN	1,284		$65	0	0

SCX	10/2024	CAD	1,524		1,132	5	0
	10/2024		$2,310	EUR	2,082	7	0
	10/2024		10	IDR	154,770	0	0
	10/2024		370	INR	31,123	1	0
	11/2024	TWD	324		$10	0	0
	11/2024		$9	CNH	65	0	0

SSB	11/2024	GBP	70		$94	0	0
	12/2024	MXN	385		20	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	131

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
TOR	10/2024	AUD	143		$97	$0	$(2)
	10/2024		$49	JPY	7,059	0	0
	11/2024	JPY	7,026		$49	0	0

UAG	10/2024	CHF	845		1,005	7	0
	10/2024	SGD	117		90	0	(1)
	10/2024		$1,544	CHF	1,309	3	0
	10/2024		350	IDR	5,370,358	3	0
	10/2024		242	NZD	388	5	0
	10/2024		87	PLN	337	1	0
	10/2024	ZAR	2,016		$110	0	(6)
	11/2024	CHF	1,305		1,544	0	(4)
	11/2024		$10	TWD	324	0	0
	12/2024		1	MXN	13	0	0

Total Forward Foreign Currency Contracts						$217	$(229)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	800	$1	$2

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.750	08/01/2025	15,300	93	124

GLM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/06/2025	1,800	0	3
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/10/2025	2,700	0	4
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/11/2025	2,000	0	3
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/12/2025	2,700	0	5
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/13/2025	3,000	0	5
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/18/2025	5,500	0	10

JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.808	07/31/2034	500	44	47
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.808	07/31/2034	500	44	40

MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/06/2025	9,900	11	3
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.800	07/12/2034	1,100	95	102
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.800	07/12/2034	1,100	95	88

Total Purchased Options							$383	$436

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	200	(1)	(1)

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	100	(1)	(1)

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.750	08/01/2025	15,300	(35)	(43)
	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	08/01/2025	15,300	(58)	(76)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	100	0	0

GLM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.243	03/06/2025	200	0	(2)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.255	03/10/2025	300	0	(4)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/11/2025	200	0	(3)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.245	03/12/2025	300	0	(4)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/13/2025	300	0	(4)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/18/2025	600	0	(8)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	100	0	0

132	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131%	10/25/2024	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	200	(1)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	100	0	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	100	0	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	100	0	0

Total Written Options							$(104)	$(150)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.291%	$300	$(5)	$6	$1	$0

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.291	100	(2)	2	0	0

							$(7)	$8	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
BRC	ABX.HE.AAA.7-1 Index «	(0.090)%	Monthly	08/25/2037	$47	$28	$(24)	$4	$0
GST	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	141	85	(75)	10	0
MYC	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	236	141	(124)	17	0

						$254	$(223)	$31	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
JPM	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$6,449	$(1,724)	$1,209	$0	$(515)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	20	0	(1)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	10	0	(1)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	14	0	0

						$(1,770)	$1,253	$0	$(517)

Total Swap Agreements						$(1,523)	$1,038	$32	$(517)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	133

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$0	$0	$0	$0	$(43)	$(1)	$0	$(44)	$(44)	$0	$(44)
BPS	26	0	0	26	(11)	0	0	(11)	15	0	15
BRC	31	0	4	35	(11)	0	0	(11)	24	(20)	4
CBK	25	2	1	28	(92)	(1)	0	(93)	(65)	0	(65)
DUB	19	0	0	19	(19)	0	0	(19)	0	0	0
FAR	11	124	0	135	(12)	(120)	0	(132)	3	0	3
GLM	14	30	0	44	(1)	(27)	0	(28)	16	0	16
GST	0	0	10	10	0	0	0	0	10	0	10
IND	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
JPM	30	87	0	117	(5)	(1)	(515)	(521)	(404)	561	157
MBC	9	0	0	9	(7)	0	0	(7)	2	0	2
MYC	0	193	17	210	0	0	(1)	(1)	209	0	209
MYI	17	0	0	17	(13)	0	0	(13)	4	0	4
NGF	2	0	0	2	0	0	0	0	2	0	2
SAL	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
SCX	13	0	0	13	0	0	0	0	13	0	13
SSB	1	0	0	1	0	0	0	0	1	0	1
TOR	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
UAG	19	0	0	19	(11)	0	0	(11)	8	0	8

Total Over the Counter	$217	$436	$32	$685	$(229)	$(150)	$(517)	$(896)

(i)

Securities with an aggregate market value of $561 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

134	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$109	$109
Swap Agreements	0	0	0	0	142	142

	$0	$0	$0	$0	$251	$251

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$217	$0	$217
Purchased Options	0	0	0	0	436	436
Swap Agreements	0	32	0	0	0	32

	$0	$32	$0	$217	$436	$685

	$0	$32	$0	$217	$687	$936

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$33	$33
Swap Agreements	0	1	0	0	58	59

	$0	$1	$0	$0	$91	$92

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$229	$0	$229
Written Options	0	0	0	0	150	150
Swap Agreements	0	517	0	0	0	517

	$0	$517	$0	$229	$150	$896

	$0	$518	$0	$229	$241	$988

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$10	$10
Futures	0	0	0	0	(714)	(714)
Swap Agreements	0	2	0	0	(311)	(309)

	$0	$2	$0	$0	$(1,015)	$(1,013)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(41)	$0	$(41)
Purchased Options	0	0	0	0	21	21
Written Options	0	0	0	0	75	75
Swap Agreements	0	129	0	0	0	129

	$0	$129	$0	$(41)	$96	$184

	$0	$131	$0	$(41)	$(919)	$(829)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	220	220
Swap Agreements	0	(11)	0	0	(310)	(321)

	$0	$(11)	$0	$0	$(91)	$(102)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(47)	$0	$(47)
Purchased Options	0	0	0	0	53	53
Written Options	0	0	0	0	(53)	(53)
Swap Agreements	0	(219)	0	0	0	(219)

	$0	$(219)	$0	$(47)	$(0)	$(266)

	$0	$(230)	$0	$(47)	$(91)	$(368)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	135

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$294	$199	$493
Corporate Bonds & Notes
Banking & Finance	0	13,936	0	13,936
Industrials	0	6,759	0	6,759
Utilities	0	1,548	0	1,548
Municipal Bonds & Notes
California	0	186	0	186
U.S. Government Agencies	0	52,651	0	52,651
U.S. Treasury Obligations	0	11,019	0	11,019
Non-Agency Mortgage-Backed Securities	0	1,351	0	1,351
Asset-Backed Securities	0	13,684	0	13,684
Sovereign Issues	0	6,155	0	6,155
Preferred Securities
Banking & Finance	0	110	0	110
Short-Term Instruments
Commercial Paper	250	2,195	0	2,445
Repurchase Agreements	0	17,600	0	17,600

	$250	$127,488	$199	$127,937

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,496	$0	$0	$12,496

Total Investments	$12,746	$127,488	$199	$140,433

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,644)	$0	$(3,644)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	250	0	251
Over the counter	0	654	31	685

	$1	$904	$31	$936

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(78)	0	(92)
Over the counter	0	(381)	(515)	(896)

	$(14)	$(459)	$(515)	$(988)

Total Financial Derivative Instruments	$(13)	$445	$(484)	$(52)

Totals	$12,733	$124,289	$(285)	$136,737

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

136	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Moderate Duration Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Caesars Entertainment, Inc.
7.595% due 02/06/2031		$1,294	$1,296

Project Hudson II
7.730% due 05/29/2026 «		700	706

Total Loan Participations and Assignments (Cost $1,990)			2,002

CORPORATE BONDS & NOTES 15.7%

BANKING & FINANCE 8.5%

AIB Group PLC
5.871% due 03/28/2035 •		2,800	2,953

American Tower Corp.
5.800% due 11/15/2028		4,300	4,519

Athene Global Funding
4.542% due 02/23/2027 ~	EUR	2,600	2,902

Aviation Capital Group LLC
4.125% due 08/01/2025		$3,300	3,281

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		956	893

Banco Santander SA
5.538% due 03/14/2030 •		1,000	1,034

Bank of America Corp.
4.948% due 07/22/2028 •		700	712
5.202% due 04/25/2029 •		695	715
5.819% due 09/15/2029 •		2,400	2,526

Bank of Nova Scotia
4.404% due 09/08/2028 •		3,000	3,011

Barclays PLC
6.490% due 09/13/2029 •		2,100	2,242

Blue Owl Credit Income Corp.
6.600% due 09/15/2029		400	411

CaixaBank SA
6.684% due 09/13/2027 •		2,400	2,497

Cape Lookout Re Ltd.
14.136% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		1,200	1,224

Citizens Bank NA
5.284% due 01/26/2026 •		800	799

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	4,900	1,358

Credit Agricole SA
6.316% due 10/03/2029 •		$800	851

Deutsche Bank AG
4.999% due 09/11/2030 •		500	503
5.403% due 09/11/2035 •		2,500	2,517

East Lane Re Ltd.
13.796% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		1,000	1,003

EPR Properties
4.500% due 06/01/2027		200	197

Equinix, Inc.
1.550% due 03/15/2028		3,700	3,377

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		400	372
3.815% due 11/02/2027		900	868
4.125% due 08/17/2027		1,400	1,364
4.271% due 01/09/2027		600	590
4.950% due 05/28/2027		400	399
5.800% due 03/08/2029		1,000	1,017
6.800% due 05/12/2028		2,600	2,725

Freedom Mortgage Corp.
12.000% due 10/01/2028		1,400	1,531

GA Global Funding Trust
1.950% due 09/15/2028		3,800	3,459

GATX Corp.
5.400% due 03/15/2027		1,100	1,129

GLP Capital LP
5.250% due 06/01/2025		2,600	2,600

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		$3,700	$3,797
6.550% (TSFR3M + 1.432%) due 05/15/2026 ~		1,700	1,710

Host Hotels & Resorts LP
5.500% due 04/15/2035		1,000	1,015

HSBC Holdings PLC
6.254% due 03/09/2034 •		250	273
7.390% due 11/03/2028 •		3,900	4,223

ING Groep NV
5.550% due 03/19/2035 •		2,100	2,202

Intesa Sanpaolo SpA
7.200% due 11/28/2033		400	456

Janus Henderson U.S. Holdings, Inc.
5.450% due 09/10/2034		1,300	1,295

JPMorgan Chase & Co.
3.960% due 01/29/2027 •		458	456

KBC Group NV
6.324% due 09/21/2034 •		1,400	1,526

Kizuna RE Pte Ltd.
7.352% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		250	254

Lazard Group LLC
6.000% due 03/15/2031		800	844

Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	50	34
5.679% due 01/05/2035 •		$800	842
5.805% due 03/07/2025 ~	AUD	4,400	3,049

Morgan Stanley
4.210% due 04/20/2028 •		$3,600	3,593
5.123% due 02/01/2029 •		2,648	2,716

Nationstar Mortgage Holdings, Inc.
7.125% due 02/01/2032		800	836

NatWest Group PLC
3.073% due 05/22/2028 •		200	193

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,800	3,563

Nomura Holdings, Inc.
1.851% due 07/16/2025		4,100	4,009

Polestar Re Ltd.
15.046% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		400	400
17.796% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		900	930

Quercus Re DAC
11.674% due 01/06/2031 ~	EUR	250	276

RGA Global Funding
2.000% due 11/30/2026		$3,900	3,717

Sanders Re Ltd.
17.546% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		2,600	2,308

Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		300	303

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		400	424

Sixth Street Lending Partners
6.500% due 03/11/2029		600	616

Sun Communities Operating LP
2.300% due 11/01/2028		3,900	3,560

Synchrony Bank
5.400% due 08/22/2025		4,000	4,010

Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		300	310

TPG Operating Group Co.
5.875% due 03/05/2034		1,400	1,494

UBS AG
5.650% due 09/11/2028		300	315

UBS Group AG
3.869% due 01/12/2029 •		3,500	3,425
4.488% due 05/12/2026 •		3,800	3,790
5.428% due 02/08/2030 •		500	517
6.327% due 12/22/2027 •		1,000	1,041
6.442% due 08/11/2028 •		6,600	6,945

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Ursa Re Ltd.
10.046% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		$1,100	$1,139

Wells Fargo & Co.
3.526% due 03/24/2028 •		3,500	3,434

Windmill Re DAC
8.935% due 07/05/2028 ~	EUR	250	276

Winston RE Ltd.
16.296% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		$700	736

			132,431

INDUSTRIALS 4.8%

AEP Transmission Co. LLC
5.150% due 04/01/2034		1,200	1,244

Air Canada Pass-Through Trust
3.300% due 07/15/2031		208	195

American Airlines Pass-Through Trust
3.375% due 11/01/2028		220	209

Amgen, Inc.
5.250% due 03/02/2033		3,800	3,958

Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,100	4,072

Berry Global, Inc.
1.570% due 01/15/2026		3,600	3,465

Broadcom, Inc.
2.450% due 02/15/2031		1,368	1,213
3.137% due 11/15/2035		831	711
3.419% due 04/15/2033		3,759	3,417

Centene Corp.
2.625% due 08/01/2031		100	86

CGI, Inc.
1.450% due 09/14/2026		3,800	3,596

Cheniere Energy, Inc.
5.650% due 04/15/2034		2,600	2,692

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		765	764

Denso Corp.
4.420% due 09/11/2029		700	708

Devon Energy Corp.
5.200% due 09/15/2034		1,800	1,793

Global Payments, Inc.
2.900% due 05/15/2030		3,500	3,189

HCA, Inc.
5.450% due 04/01/2031		2,400	2,501
5.450% due 09/15/2034		800	823

Hyundai Capital America
6.288% due 08/04/2025 •		3,500	3,519

Imperial Brands Finance PLC
6.125% due 07/27/2027		3,500	3,642

LKQ Dutch Bond BV
4.125% due 03/13/2031	EUR	800	903

Meta Platforms, Inc.
5.550% due 08/15/2064		$700	748

Mondelez International, Inc.
4.750% due 08/28/2034		1,400	1,411

Northern Star Resources Ltd.
6.125% due 04/11/2033		800	843

Oracle Corp.
2.875% due 03/25/2031		1,600	1,456

Quanta Services, Inc.
0.950% due 10/01/2024		3,800	3,800

Reliance Inc
1.300% due 08/15/2025		2,600	2,523

Renesas Electronics Corp.
2.170% due 11/25/2026		3,900	3,716

Sherwin-Williams Co.
4.550% due 03/01/2028		1,175	1,191

Southern Co.
1.750% due 03/15/2028		3,700	3,397

Suntory Holdings Ltd.
2.250% due 10/16/2024		4,300	4,294

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	137

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

TotalEnergies Capital SA
5.275% due 09/10/2054	$800	$802

Tyson Foods, Inc.
5.400% due 03/15/2029	800	831
5.700% due 03/15/2034	800	843

Uber Technologies, Inc.
4.300% due 01/15/2030	2,250	2,244

United Airlines Pass-Through Trust
2.700% due 11/01/2033	323	289
3.500% due 09/01/2031	142	134

Williams Cos., Inc.
4.800% due 11/15/2029	1,600	1,624

Woodside Finance Ltd.
5.100% due 09/12/2034	1,000	994

Zimmer Biomet Holdings, Inc.
5.200% due 09/15/2034	800	815

		74,655

UTILITIES 2.4%

AEP Texas, Inc.
3.950% due 06/01/2028	1,800	1,777

AES Corp.
5.450% due 06/01/2028	1,250	1,287

Aethon United BR LP
7.500% due 10/01/2029 (b)	900	913

Dominion Energy, Inc.
2.250% due 08/15/2031	4,000	3,463

Duke Energy Florida LLC
2.400% due 12/15/2031	4,000	3,508

Enel Finance International NV
1.625% due 07/12/2026	4,000	3,808
4.625% due 06/15/2027	3,500	3,518

Entergy Corp.
1.900% due 06/15/2028	3,600	3,305

Eversource Energy
5.450% due 03/01/2028	1,500	1,556

Narragansett Electric Co.
5.350% due 05/01/2034	2,100	2,188

Pacific Gas & Electric Co.
3.150% due 01/01/2026	1,400	1,374
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~	3,800	3,802
6.400% due 06/15/2033	5,900	6,451

Southern California Edison Co.
4.900% due 06/01/2026	1,200	1,212

		38,162

Total Corporate Bonds & Notes (Cost $245,838)		245,248

U.S. GOVERNMENT AGENCIES 24.3%

Fannie Mae
2.349% due 01/25/2031 ~(a)	20,381	1,395
4.767% due 12/25/2042 ~	51	51
5.707% due 07/25/2037 •	65	64
5.950% due 02/01/2037 •	2	2
5.959% due 02/01/2035 •	2	2
6.363% due 10/01/2044 •	7	7
6.500% due 03/01/2029 - 06/25/2044	7,993	8,460
6.640% due 05/01/2037 •	4	4
6.758% due 03/01/2034 •	3	3
6.902% due 05/01/2038 •	412	425
7.000% due 09/01/2031	1	1
7.406% due 06/01/2036 •	3	3
7.424% due 10/01/2037 •	1	1
7.500% due 07/25/2041	2	2
7.564% due 06/01/2035 •	153	158

Freddie Mac
0.800% due 10/28/2026	14,800	13,937
4.000% due 10/01/2047	98	95
4.500% due 11/01/2029 - 07/01/2033	529	533
5.000% due 10/01/2033	16	17

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 12/01/2033 - 07/01/2038	$106	$108
5.957% due 10/15/2040 •	727	723
6.000% due 02/01/2033 - 11/01/2037	43	45
6.057% due 12/15/2037 •	32	32
6.500% due 10/01/2036 - 07/25/2043	9	10
7.000% due 01/01/2033	2	2
7.446% due 05/01/2035 •	4	4
7.704% due 05/01/2037 •	6	6
8.500% due 04/15/2025	1	1

Ginnie Mae
3.000% due 06/20/2052	488	445
3.500% due 10/15/2047	472	446
3.625% due 07/20/2034 •	7	7
4.000% due 06/20/2048	1,490	1,445
4.250% due 11/20/2034 •	1	1
4.500% due 08/20/2048 - 12/20/2053	11,193	11,071
4.625% due 03/20/2028 •	13	13
5.000% due 11/20/2049	260	264
5.750% due 08/20/2037	13	13
5.896% due 04/20/2065 •	471	470
6.067% due 08/20/2065 •	1,564	1,562
6.500% due 01/20/2034 - 08/20/2034	5	6
6.723% due 06/20/2067 •	980	994
7.000% due 07/15/2031 - 12/15/2032	4	5

Ginnie Mae, TBA
3.000% due 10/01/2054	30,000	27,361
4.000% due 11/01/2054	39,000	37,736
5.000% due 11/01/2054	4,300	4,306

Tennessee Valley Authority
3.875% due 03/15/2028	6,500	6,568
4.375% due 08/01/2034	5,400	5,513

U.S. Small Business Administration
4.750% due 07/01/2025	106	106

Uniform Mortgage-Backed Security
3.000% due 04/01/2052	62	56
3.500% due 05/01/2049 - 08/01/2049	677	639
4.000% due 03/01/2029 - 04/01/2053	15,641	15,076
4.500% due 11/01/2024 - 01/01/2053	1,966	1,935
5.000% due 07/01/2029 - 06/01/2053	32,835	32,861
5.500% due 01/01/2025 - 12/01/2053	22,930	23,258
6.000% due 12/01/2028 - 10/01/2040	133	140
6.500% due 12/01/2053 - 02/01/2054	9,359	9,654
7.500% due 01/01/2031 - 08/01/2032	1	1
8.000% due 08/01/2031	1	1

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054 - 11/01/2054	33,138	29,760
3.500% due 10/01/2054	400	373
4.000% due 11/01/2054	43,800	42,103
4.500% due 11/01/2054	26,100	25,671
5.000% due 11/01/2054	14,800	14,794
5.500% due 11/01/2054	30,900	31,260
6.000% due 11/01/2054	1,500	1,533
6.500% due 11/01/2054	24,500	25,247

Total U.S. Government Agencies (Cost $375,775)		378,785

U.S. TREASURY OBLIGATIONS 54.0%

U.S. Treasury Bonds
1.375% due 11/15/2040	32,000	21,728
1.875% due 02/15/2041 (j)	4,000	2,935
3.250% due 05/15/2042	24,800	22,060
3.375% due 08/15/2042	78,200	70,598
4.000% due 11/15/2042	4,900	4,823

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.125% due 08/15/2044 (f)	$1,300	$1,290
4.375% due 08/15/2043	32,700	33,634
4.500% due 02/15/2044 (f)	5,100	5,323
4.625% due 05/15/2044 (f)	31,700	33,607

U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2032 (h)	15,431	13,953
0.250% due 01/15/2025 (h)	3,320	3,279
0.625% due 07/15/2032	18,728	17,544
1.125% due 01/15/2033	20,706	19,988
1.750% due 01/15/2034	29,673	30,018

U.S. Treasury Notes
1.250% due 04/30/2028	19,200	17,710
1.250% due 09/30/2028	19,200	17,548
1.500% due 11/30/2028	31,400	28,893
2.375% due 03/31/2029	37,200	35,349
2.875% due 08/15/2028	19,700	19,202
3.250% due 06/30/2029	31,400	30,952
3.500% due 04/30/2028	32,700	32,627
3.625% due 03/31/2030	10,400	10,409
3.750% due 05/31/2030 (f)(j)	10,400	10,470
3.750% due 06/30/2030	25,200	25,370
3.875% due 09/30/2029	81,000	82,043
4.000% due 06/30/2028	14,000	14,212
4.000% due 02/28/2030	10,400	10,601
4.000% due 02/15/2034 (f)	79,000	80,376
4.125% due 07/31/2028 (h)	13,900	14,173
4.125% due 08/31/2030	14,900	15,292
4.375% due 11/30/2030	29,600	30,796
4.625% due 09/30/2028	32,600	33,870
4.625% due 09/30/2030	14,700	15,484
4.875% due 10/31/2028	18,600	19,512
4.875% due 10/31/2030	14,700	15,693

Total U.S. Treasury Obligations (Cost $835,570)		841,362

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%

Adjustable Rate Mortgage Trust
5.598% due 10/25/2035 ~	6	6

Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~	2,481	2,208

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	4,000	3,087
2.848% due 08/14/2034	2,000	1,696

Banc of America Funding Trust
5.591% due 05/25/2035 ~	707	657
6.205% due 02/20/2036 ~	38	36

Banc of America Mortgage Trust
5.582% due 02/25/2034 ~	12	11

BANK
3.071% due 08/15/2061	2,953	2,855

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	3	2
5.069% due 01/25/2035 ~	11	10
5.262% due 07/25/2034 ~	10	10
5.495% due 02/25/2034 ~	10	9
6.500% due 04/25/2033 ~	2	2
6.954% due 10/25/2036 ~	39	38

Bear Stearns ALT-A Trust
5.240% due 09/25/2035 ~	163	98
5.454% due 05/25/2035 ~	248	235
5.779% due 10/25/2035 ~	651	552

Chase Mortgage Finance Trust
4.684% due 03/25/2037 ~	203	195
6.715% due 02/25/2037 ~	46	44

Citigroup Mortgage Loan Trust
6.235% due 03/25/2034 ~	8	8
7.560% due 09/25/2035 •	305	305

CitiMortgage Alternative Loan Trust
5.619% due 12/25/2036 •	849	675

Countrywide Alternative Loan Trust
5.509% due 08/25/2035 •	1,868	950
6.123% due 12/25/2035 •	20	17

Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~	137	130
5.066% due 02/20/2035 ~	24	24

138	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.549% due 04/25/2035 •		$11	$10
6.241% due 03/25/2034 ~		257	253

Credit Suisse First Boston Mortgage Securities Corp.
6.059% due 03/25/2032 ~		5	5

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.369% due 06/25/2037 •		2,859	2,455

Eurohome U.K. Mortgages PLC
5.249% due 06/15/2044 •	GBP	256	340

Eurosail PLC
5.249% due 03/13/2045 •		150	199

Extended Stay America Trust
6.291% due 07/15/2038 •		$3,564	3,563

Freddie Mac
4.759% due 09/25/2033 ~		2,600	2,622

GS Mortgage Securities Corp. Trust
6.096% due 11/15/2036 •		3,000	2,977
8.497% due 08/15/2039 •		3,500	3,510

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~		3,103	2,618

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		3,504	3,073

GSR Mortgage Loan Trust
5.202% due 09/25/2035 ~		155	149
6.609% due 09/25/2035 ~		4	4

IndyMac Adjustable Rate Mortgage Trust
5.958% due 01/25/2032 ~		10	10

IndyMac INDX Mortgage Loan Trust
5.469% due 02/25/2037 •		4,506	2,940

InTown Mortgage Trust
7.586% due 08/15/2039 •		3,400	3,416

JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		3,500	3,299
6.194% due 02/15/2035 •		2,570	2,557
6.326% due 11/15/2038 •		4,000	3,978
6.594% due 12/15/2031 •		1,315	1,221

JP Morgan Mortgage Trust
5.548% due 02/25/2034 ~		7	7

MASTR Reperforming Loan Trust
8.000% due 07/25/2035		76	55

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.071% due 08/15/2032 •		15	14

Morgan Stanley Mortgage Loan Trust
6.940% due 06/25/2036 ~		31	30

MortgageIT Mortgage Loan Trust
5.529% due 10/25/2035 •		81	80

Natixis Commercial Mortgage Securities Trust
6.920% due 03/15/2035 •		2,704	2,707

NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •		4,000	3,888

OBX Trust
3.000% due 01/25/2052 ~		3,318	2,912

One New York Plaza Trust
6.161% due 01/15/2036 •		3,000	2,869

Prime Mortgage Trust
5.369% due 02/25/2034 •		12	11

Residential Funding Mortgage Securities, Inc. Trust
4.730% due 09/25/2035 ~		212	163
6.092% due 09/25/2035 ~		134	92

Resloc U.K. PLC
5.259% due 12/15/2043 •	GBP	614	805

Ripon Mortgages PLC
5.680% due 08/28/2056 •		4,989	6,674

SFO Commercial Mortgage Trust
6.361% due 05/15/2038 •		$4,200	4,010

Structured Adjustable Rate Mortgage Loan Trust
4.170% due 02/25/2037 ~		828	566
6.546% due 07/25/2034 ~		43	42

Structured Asset Mortgage Investments Trust
5.369% due 08/25/2036 •		4	6
5.579% due 07/19/2035 •		80	79
5.819% due 05/25/2047 •		3,920	3,131
5.919% due 10/19/2033 •		10	9

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

UWM Mortgage Trust
2.500% due 11/25/2051 ~		$3,277	$2,764
3.000% due 01/25/2052 ~		3,363	2,949

Verus Securitization Trust
5.811% due 05/25/2068 þ		577	581

WaMu Mortgage Pass-Through Certificates Trust
4.176% due 02/25/2037 ~		607	561
4.316% due 12/25/2036 ~		647	569
5.549% due 10/25/2045 •		71	69

Wells Fargo Alternative Loan Trust
6.000% due 06/25/2037		1,521	1,371

Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~		3,500	3,164

Total Non-Agency Mortgage-Backed Securities (Cost $96,729)			93,237

ASSET-BACKED SECURITIES 11.5%

Allegro CLO Ltd.
6.529% due 01/19/2033 •		1,500	1,501

Arbor Realty Commercial Real Estate Notes Ltd.
6.561% due 11/15/2036 •		4,216	4,221

AREIT LLC
7.195% due 08/17/2041 •		2,465	2,479

Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		2,700	2,753
5.780% due 04/20/2028		2,600	2,673
6.020% due 02/20/2030		5,300	5,589

BDS Ltd.
6.765% due 03/19/2039 •		3,311	3,319

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	1,000	764
5.430% due 01/20/2026		256	191

BPCRE Ltd.
7.414% due 01/16/2037 •		$1,417	1,416

BSPDF Issuer Ltd.
6.411% due 10/15/2036 •		2,024	1,978

CarMax Auto Owner Trust
4.750% due 10/15/2027		900	902

Catamaran CLO Ltd.
6.644% due 04/22/2030 •		1,503	1,505

CBAM Ltd.
6.959% due 07/15/2037 •		4,000	4,022

Citibank Credit Card Issuance Trust
5.842% due 08/07/2027 •		1,800	1,806

Citigroup Mortgage Loan Trust
5.289% due 12/25/2036 •		288	158

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.914% due 10/25/2034 •		1,033	996

Citizens Auto Receivables Trust
5.830% due 02/15/2028		3,600	3,664
5.840% due 01/18/2028		5,100	5,176

College Avenue Student Loans LLC
6.930% due 06/25/2054 •		3,994	4,011

Countrywide Asset-Backed Certificates Trust
5.249% due 06/25/2035 •		239	217
5.249% due 03/25/2037 •		100	97
5.489% due 12/25/2036 •		627	597
5.569% due 06/25/2036 •		438	437

CVC Cordatus Opportunity Loan Fund DAC
4.922% due 08/15/2033 •	EUR	2,675	2,992

DLLMT LLC
5.780% due 11/20/2025		$710	711

Ent Auto Receivables Trust
6.240% due 01/16/2029		2,400	2,448

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		1,657	1,654

First Franklin Mortgage Loan Trust
5.279% due 10/25/2036 •		5,800	4,690

Flagship Credit Auto Trust
4.030% due 12/15/2026		1,404	1,401

Ford Auto Securitization Trust
6.027% due 07/15/2028	CAD	3,300	2,507

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Ford Credit Auto Owner Trust
6.062% due 03/15/2026 •		$812	$812

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •		1,867	1,850

Fremont Home Loan Trust
5.509% due 02/25/2036 •		1,000	890
5.759% due 12/25/2029 •		20	19

GM Financial Automobile Leasing Trust
6.165% due 10/20/2025 •		485	485

GM Financial Consumer Automobile Receivables Trust
5.100% due 05/18/2026		593	593

GM Financial Revolving Receivables Trust
5.120% due 04/11/2035		2,600	2,683

GMF Floorplan Owner Revolving Trust
5.340% due 06/15/2030		5,100	5,306

GPMT Ltd.
6.384% due 12/15/2036 •		2,720	2,672

GSAMP Trust
5.719% due 01/25/2034 •		1,378	1,362
6.619% due 10/25/2034 •		15	15

HERA Commercial Mortgage Ltd.
6.179% due 02/18/2038 •		2,117	2,105

Honda Auto Receivables Owner Trust
4.930% due 11/15/2027		3,000	3,025

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026		2,400	2,431
5.840% due 09/15/2027		1,000	1,020

Hyundai Auto Receivables Trust
5.190% due 12/15/2025		502	502

Invitation Homes Trust
4.000% due 09/17/2041		4,000	3,888

LAD Auto Receivables Trust
6.120% due 09/15/2027		3,500	3,528

Lendmark Funding Trust
1.900% due 11/20/2031		3,800	3,581

Man GLG Euro CLO DAC
4.171% due 12/15/2031 •	EUR	2,407	2,680

Mariner Finance Issuance Trust
1.860% due 03/20/2036		$4,000	3,810

Master Credit Card Trust
6.191% due 01/21/2027 •		2,400	2,408

MASTR Specialized Loan Trust
5.489% due 02/25/2036 •		141	138
5.489% due 06/25/2046 •		222	216
5.709% due 01/25/2037 •		230	94

MF1 LLC
7.115% due 06/19/2037 •		3,470	3,476

MF1 Ltd.
6.209% due 10/16/2036 •		2,999	2,988
6.229% due 07/16/2036 •		2,617	2,605

MF1 Multifamily Housing Mortgage Loan Trust
6.047% due 07/15/2036 •		612	609

Morgan Stanley ABS Capital, Inc. Trust
5.329% due 03/25/2036 •		29	24
5.899% due 11/25/2034 •		82	80

Nissan Auto Lease Trust
5.610% due 11/15/2027		3,150	3,187

Octane Receivables Trust
5.880% due 06/20/2031		2,092	2,103

Ownit Mortgage Loan Trust
5.869% due 10/25/2036 •		2,714	2,634

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.769% due 12/25/2034 •		1,140	1,137

PFP Ltd.
6.915% due 09/17/2039 •		900	904
7.371% due 08/19/2035 •		2,783	2,799

Reach ABS Trust
6.300% due 02/18/2031		534	538

Ready Capital Mortgage Financing LLC
6.913% due 01/25/2037 •		2,659	2,662

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		927	242

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	139

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Residential Asset Mortgage Products Trust
5.409% due 12/25/2035 •	$310	$281
5.509% due 02/25/2036 •	894	866

Residential Asset Securities Corp. Trust
5.209% due 10/25/2036 •	1,026	1,014
5.584% due 03/25/2036 •	3,900	3,801

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027	1,297	1,301
6.310% due 07/15/2027	1,295	1,299

SBNA Auto Lease Trust
5.390% due 11/20/2026	1,600	1,614

SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027	560	561

Soundview Home Loan Trust
5.644% due 06/25/2035 •	166	163

Starwood Mortgage Trust
6.692% due 11/15/2038 •	3,756	3,726

Stonepeak ABS
2.301% due 02/28/2033	1,790	1,706

Structured Asset Investment Loan Trust
5.869% due 05/25/2035 •	1,143	1,121

Structured Asset Securities Corp. Mortgage Loan Trust
5.389% due 02/25/2037 •	724	709
5.974% due 11/25/2035 •	431	428

Sunrun Demeter Issuer
2.270% due 01/30/2057	3,341	2,901

Tesla Auto Lease Trust
6.220% due 03/22/2027	5,000	5,094

TIAA CLO Ltd.
6.698% due 01/16/2031 •	1,774	1,777

Towd Point HE Trust
0.918% due 02/25/2063 ~	589	572

Venture CLO Ltd.
6.594% due 07/20/2030 •	2,425	2,427
6.623% due 07/15/2031 •	3,917	3,920

Veros Auto Receivables Trust
7.120% due 11/15/2028	704	708

Volkswagen Auto Lease Trust
5.800% due 04/20/2028	3,400	3,464

Total Asset-Backed Securities (Cost $177,076)		178,429

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SOVEREIGN ISSUES 6.1%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	118,700	$20,658

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$1,600	1,624

Israel Government International Bond
1.750% due 08/31/2025	ILS	4,500	1,181
2.750% due 07/03/2030		$4,100	3,599

Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	78,513	3,481
3.000% due 12/03/2026 (d)		5,691	273
4.000% due 11/30/2028 (d)		23,752	1,166
4.000% due 08/24/2034 (d)		18,144	858
6.338% due 05/04/2053		$1,400	1,395

Peru Government International Bond
6.150% due 08/12/2032	PEN	49,900	13,677

Poland Government International Bond
4.625% due 03/18/2029		$1,200	1,229
5.125% due 09/18/2034		1,700	1,750

Province of Ontario
3.650% due 06/02/2033	CAD	3,000	2,242
4.150% due 06/02/2034		7,200	5,549

Province of Quebec
3.600% due 09/01/2033		5,900	4,385
4.450% due 09/01/2034		2,100	1,654

Romania Government International Bond
2.000% due 01/28/2032	EUR	4,000	3,624
3.624% due 05/26/2030		3,400	3,621
5.125% due 09/24/2031		2,700	3,021

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	219,000	13,318

Turkey Government International Bond
5.875% due 05/21/2030	EUR	1,800	2,097

United Kingdom Gilt
4.375% due 07/31/2054	GBP	4,000	5,165

Total Sovereign Issues (Cost $96,276)			95,567

SHORT-TERM INSTRUMENTS 1.0%

COMMERCIAL PAPER 0.8%

Constellation Brands, Inc.
5.100% due 10/07/2024		$750	749

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Crown Castle, Inc.
5.270% due 10/24/2024	$900	$897
5.270% due 10/29/2024	2,000	1,992
5.300% due 10/24/2024	1,300	1,295
5.720% due 10/01/2024	4,500	4,499

Jones Lang LaSalle Finance BV
5.400% due 10/09/2024	1,800	1,798

Targa Resources Corp.
5.400% due 10/28/2024	1,500	1,494

		12,724

REPURCHASE AGREEMENTS (e) 0.2%
		2,400

Total Short-Term Instruments (Cost $15,125)		15,124

Total Investments in Securities (Cost $1,844,379)		1,849,754

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	125,874	1,226

Total Short-Term Instruments (Cost $1,226)		1,226

Total Investments in Affiliates (Cost $1,226)		1,226

Total Investments 118.8% (Cost $1,845,605)		$1,850,980

Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $4,821)		543

Other Assets and Liabilities, net (18.8)%		(293,527)

Net Assets 100.0%		$1,557,996

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.860%	09/30/2024	10/01/2024	$2,400	U.S. Treasury Bonds 4.750% due 11/15/2043	$(2,448)	$2,400	$2,400

Total Repurchase Agreements						$(2,448)	$2,400	$2,400

140	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	0.000%	09/25/2024	10/02/2024	$(1,304)	$(1,303)
STR	4.990	09/30/2024	10/01/2024	(50,225)	(50,232)
	5.020	10/01/2024	10/02/2024	(50,041)	(50,041)

Total Reverse Repurchase Agreements					$(101,576)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	5.250%	09/11/2024	11/08/2024	$(34,472)	$(34,573)
	5.350	08/08/2024	10/08/2024	(9,385)	(9,461)

Total Sale-Buyback Transactions					$(44,034)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.4)%
Uniform Mortgage-Backed Security, TBA	2.500%	11/01/2054	$43,300	$(37,813)	$(37,424)

Total Short Sales (2.4)%				$(37,813)	$(37,424)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(1,303)	$0	$(1,303)	$1,290	$(13)
FICC STR	2,400	0	0	2,400	(2,448)	(48)
STR	0	(100,273)	0	(100,273)	50,871	(49,402)

Master Securities Forward Transaction Agreement
UBS	0	0	(44,034)	(44,034)	43,496	(538)

Total Borrowings and Other Financing Transactions	$2,400	$(101,576)	$(44,034)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(50,232)	$(1,303)	$0	$0	$(51,535)

Total	$(50,232)	$(1,303)	$0	$0	$(51,535)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(9,461)	(34,573)	0	(44,034)

Total	$0	$(9,461)	$(34,573)	$0	$(44,034)

Total Borrowings	$(50,232)	$(10,764)	$(34,573)	$0	$(95,569)

Payable for reverse repurchase agreements and sale-buyback financing transactions (5)					$(95,569)

(f)	Securities with an aggregate market value of $95,657 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(203,872) at a weighted average interest rate of 5.379%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	141

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

(3)	Payable for sale-buyback transactions includes $(201) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(50,041) is outstanding at period end.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	6	$6	$(3)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	6	6	(3)	(1)

Total Written Options					$(6)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	667	$138,898	$290	$0	$(250)
U.S. Treasury 5-Year Note December Futures	12/2024	876	96,257	190	0	(322)
U.S. Treasury 10-Year Note December Futures	12/2024	598	68,340	69	0	(271)

				$549	$0	$(843)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	76	$(18,232)	$(33)	$17	$0
3-Month SOFR Active Contract June Futures	09/2025	76	(18,390)	(41)	25	0
3-Month SOFR Active Contract March Futures	06/2025	76	(18,332)	(42)	24	0
3-Month SOFR Active Contract September Futures	12/2024	76	(18,101)	(24)	4	0
Euro-Bund 10-Year Bond December Futures	12/2024	41	(6,158)	(90)	0	(19)
Japan Government 10-Year Bond December Futures	12/2024	43	(43,277)	(90)	171	(96)
U.S. Treasury 10-Year Ultra December Futures	12/2024	353	(41,759)	24	182	0
U.S. Treasury 30-Year Bond December Futures	12/2024	899	(111,645)	545	618	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	711	(94,630)	355	555	0

				$604	$1,596	$(115)

Total Futures Contracts				$1,153	$1,596	$(958)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2027	1.047%	$ 3,500	$(149)	$146	$(3)	$0	$(1)
General Electric Co.	1.000	Quarterly	12/20/2024	0.060	600	(10)	11	1	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101	2,700	23	19	42	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.110	3,200	43	19	62	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412	550	105	(50)	55	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.885	1,010	127	19	146	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.395	200	(4)	8	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440	2,200	1	43	44	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474	500	(1)	11	10	0	0

						$135	$226	$361	$0	$(5)

142	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	27,500	$535	$60	$595	$0	$(15)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	2,460,000	107	(241)	(134)	0	(29)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		85,900	9	20	29	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		150,000	0	47	47	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		230,000	1	76	77	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		80,500	4	27	31	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		312,000	97	169	266	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	$	3,100	(22)	(50)	(72)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		7,800	(54)	(123)	(177)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		11,800	(77)	(208)	(285)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		10,600	(83)	(149)	(232)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		12,100	(42)	(609)	(651)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		25,300	(96)	(922)	(1,018)	0	(51)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	06/24/2027		73,900	50	1,124	1,174	0	(102)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		7,300	(38)	(74)	(112)	0	(15)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2030		38,300	20	977	997	0	(87)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		20,260	119	(644)	(525)	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.604	Annual	08/15/2033		29,800	0	(630)	(630)	95	0
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033		3,340	0	(72)	(72)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033		8,200	0	(177)	(177)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033		10,100	0	(225)	(225)	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		1,100	(5)	(28)	(33)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		3,400	(14)	(93)	(107)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		3,400	(16)	(38)	(54)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		600	(3)	(3)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,400	(10)	(131)	(141)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		17,200	86	(625)	(539)	51	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		6,800	(22)	(376)	(398)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,100	(9)	(126)	(135)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		3,100	(11)	(125)	(136)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		1,200	(5)	(46)	(51)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		800	(3)	(27)	(30)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		2,300	(8)	(50)	(58)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		2,990	(13)	(81)	(94)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		7,300	(24)	(112)	(136)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		4,600	(16)	(78)	(94)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		2,000	(7)	(25)	(32)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		2,000	(7)	(28)	(35)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		3,400	(12)	(66)	(78)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		1,000	(4)	(14)	(18)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		1,000	(4)	(15)	(19)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		2,700	(10)	(49)	(59)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,000	(4)	(18)	(22)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		500	(2)	(9)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		2,500	(10)	(48)	(58)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		2,400	(9)	(53)	(62)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		2,600	(10)	(20)	(30)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		3,900	(15)	(48)	(63)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		2,400	(9)	(6)	(15)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		1,000	(5)	13	8	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,400	(6)	17	11	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		3,200	(14)	27	13	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	(1)	3	2	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		12,300	(93)	(385)	(478)	34	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2035		16,800	1	(600)	(599)	42	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		13,530	0	1,943	1,943	49	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,500	5,367	3,274	8,641	79	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/24/2055		9,300	18	(451)	(433)	29	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	168,900	0	(1,373)	(1,373)	0	(34)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		153,900	0	(1,241)	(1,241)	0	(31)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		4,000	0	(32)	(32)	0	(1)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	2,600	(4)	58	54	7	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		2,300	(3)	62	59	6	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		3,800	(5)	89	84	11	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		1,800	(3)	47	44	5	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		4,300	(7)	148	141	14	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		11,900	(17)	(301)	(318)	0	(40)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		2,200	(3)	(47)	(50)	0	(7)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	143

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month EUR-EURIBOR	2.650%	Annual	08/14/2029	EUR	2,100	$(3)	$(39)	$(42)	$0	$(6)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,800	(3)	(4)	(7)	0	(5)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		400	(1)	15	14	2	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		1,900	(5)	(52)	(57)	0	(11)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		2,100	(6)	(40)	(46)	0	(12)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		2,200	(6)	(1)	(7)	0	(7)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		30,275	205	322	527	177	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		12,749	61	(62)	(1)	0	(132)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	92,400	(330)	1,411	1,081	0	(67)

							$5,490	$(1,159)	$4,331	$964	$(684)

Total Swap Agreements							$5,625	$(933)	$4,692	$964	$(689)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,596	$964	$2,560		$(1)	$(958)	$(689)	$(1,648)

(h)

Securities with an aggregate market value of $7,817 and cash of $24,305 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	KRW	773,907		$579	$0	$(9)
	10/2024	PEN	5,170		1,373	0	(21)
	10/2024		$316	PLN	1,230	3	0

BPS	10/2024	CNH	7,316		$1,022	0	(24)
	10/2024	EUR	2,408		2,675	0	(5)
	10/2024	KRW	2,352,811		1,758	0	(27)
	10/2024	PLN	2,350		613	3	0
	10/2024		$361	CNH	2,562	5	0
	10/2024		8,603	GBP	6,535	134	0
	10/2024		2,219	NZD	3,566	46	0
	11/2024	CNH	23,073		$3,200	0	(104)
	11/2024		$613	PLN	2,352	0	(3)
	12/2024	MXN	48,159		$2,445	35	(8)

BRC	10/2024	CNH	64,667		8,956	0	(285)
	10/2024	GBP	13,754		18,145	0	(243)
	10/2024	ILS	491		132	1	0

144	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	NZD	1,062		$671	$0	$(4)
	10/2024		$9,982	CNH	71,937	297	0
	10/2024		979	PLN	3,758	0	(3)
	10/2024		2,882	TRY	101,677	22	0
	11/2024		671	NZD	1,062	4	0
	11/2024		1	PLN	2	0	0
	11/2024		3,529	TRY	133,128	130	0
	01/2025		996		37,891	4	0

CBK	10/2024	BRL	10,873		$1,993	0	(3)
	10/2024	ILS	363		101	3	0
	10/2024	KRW	1,685,836		1,260	0	(19)
	10/2024	THB	397		12	0	0
	10/2024		$1,996	BRL	10,873	0	0
	10/2024		1,346	CNH	9,541	17	0
	10/2024		2,367	IDR	36,660,256	43	0
	10/2024		151	ILS	552	0	(3)
	10/2024		6,063	INR	509,979	17	0
	10/2024	ZAR	8,331		$457	0	(25)
	11/2024	BRL	11,962		2,130	0	(57)
	11/2024	CNH	21,424		2,992	0	(76)
	11/2024	PEN	10,790		2,895	0	(15)
	11/2024		$1,993	BRL	10,911	2	0
	12/2024	MXN	15,405		$789	15	0
	02/2025	PEN	14,977		4,009	0	(26)
	09/2025	ILS	4,474		1,200	0	(10)

DUB	10/2024	KRW	1,594,559		1,195	0	(15)
	10/2024	PLN	2,910		759	3	0
	10/2024		$1,962	PLN	7,568	8	(4)
	11/2024		759		2,912	0	(3)
	02/2025	PEN	24,137		$6,444	0	(58)

FAR	10/2024	BRL	20,026		3,676	0	0
	10/2024	JPY	1,015,947		7,052	0	(16)
	10/2024	NZD	2,504		1,574	0	(17)
	10/2024		$5,906	AUD	8,593	34	0
	10/2024		3,625	BRL	20,026	51	0
	10/2024		23,683	EUR	21,179	0	(108)
	10/2024		4,171	JPY	598,993	0	(3)
	11/2024	AUD	8,593		$5,909	0	(35)
	11/2024	EUR	21,179		23,715	108	0
	11/2024		$7,052	JPY	1,011,264	16	0
	11/2024		1,574	NZD	2,504	17	0

GLM	10/2024	BRL	7,178		$1,313	0	(5)
	10/2024		$1,317	BRL	7,178	0	0
	10/2024		45	IDR	691,217	1	0
	10/2024		560	INR	47,115	1	0
	10/2024		2,034	PLN	8,073	63	0
	11/2024	MXN	7,962		$398	0	(2)
	12/2024		7,379		385	14	0
	12/2024		$1,313	BRL	7,226	4	0
	02/2025	MXN	16,046		$788	0	(11)
	03/2025		$795	TRY	38,092	149	0
	04/2025	BRL	116,500		$20,898	70	(12)

IND	10/2024	KRW	794,727		593	0	(10)
	10/2024		$91	IDR	1,412,511	1	0

JPM	10/2024	CNH	20,411		$2,852	0	(64)
	10/2024	ILS	2,200		589	2	(4)
	10/2024	KRW	892,698		668	0	(10)
	10/2024		$367	CNH	2,603	5	0
	10/2024		99	ILS	369	0	0
	10/2024		2,248	PLN	8,713	16	(1)
	11/2024	CNH	2,597		$367	0	(5)
	11/2024	TWD	285,322		8,756	0	(301)
	12/2024		$1,555	TRY	58,589	20	0
	04/2025	BRL	2,200		$391	0	(2)
	05/2025		$1,362	TRY	60,541	63	0

MBC	10/2024	KRW	3,013,315		$2,256	0	(31)
	10/2024	PLN	2,624		688	6	0
	10/2024		$23,223	CAD	31,202	0	(152)
	10/2024		9,655	GBP	7,219	0	(4)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	145

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$241	IDR	3,730,157	$5	$0
	10/2024		2,923	JPY	421,253	8	0
	10/2024		2,000	SGD	2,569	0	(1)
	11/2024	CAD	31,176		$23,223	153	0
	11/2024	GBP	7,219		9,655	4	0
	11/2024	SGD	2,565		2,000	1	0
	11/2024		$1,853	PLN	7,142	8	(6)
	12/2024	MXN	3,263		$167	3	0

MYI	10/2024	EUR	18,771		20,920	25	0
	10/2024	KRW	1,147,064		858	0	(13)
	10/2024	SGD	2,569		1,973	0	(26)
	10/2024		$246	IDR	3,817,569	5	0

NGF	10/2024		791		12,214,907	12	0

RBC	12/2024	MXN	8,560		$431	1	0

SCX	10/2024		$50	IDR	773,850	1	0
	10/2024		2,269	INR	190,710	5	0
	11/2024	CNH	12,036		$1,662	0	(62)
	11/2024	TWD	1,620		51	0	0

SSB	12/2024	MXN	2,563		134	5	0

TOR	10/2024	AUD	8,593		5,828	0	(113)
	10/2024	CAD	31,180		23,165	111	0

UAG	10/2024	CHF	5,228		6,223	46	0
	10/2024		$6,158	CHF	5,223	14	0
	10/2024		851	PLN	3,305	8	0
	10/2024	ZAR	7,053		$385	0	(22)
	11/2024	CHF	5,204		6,158	0	(14)
	11/2024		$49	PLN	186	0	0
	11/2024		51	TWD	1,620	0	0

Total Forward Foreign Currency Contracts						$1,848	$(2,100)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360%	10/03/2024	4,700	$(9)	$(37)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	4,700	(7)	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	3,700	(12)	(12)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	3,700	(12)	(11)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	3,800	(12)	(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	3,800	(13)	(14)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	1,500	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	1,500	(5)	(5)

JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	3,500	(14)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	3,500	(14)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	3,900	(13)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	3,900	(13)	(15)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	3,100	(10)	(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	3,100	(10)	(9)

Total Written Options							$(149)	$(132)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
MYC	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.087%	$2,700	$(153)	$148	$0	$(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228	3,000	(267)	247	0	(20)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651	5,100	(229)	269	40	0

Total Swap Agreements							$(649)	$664	$40	$(25)

146	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$3	$0	$0	$3	$(30)	$0	$0	$(30)	$(27)	$0	$(27)
BPS	223	0	0	223	(171)	0	0	(171)	52	0	52
BRC	458	0	0	458	(535)	(37)	0	(572)	(114)	0	(114)
CBK	97	0	0	97	(234)	0	0	(234)	(137)	0	(137)
DUB	11	0	0	11	(80)	0	0	(80)	(69)	0	(69)
FAR	226	0	0	226	(179)	(48)	0	(227)	(1)	0	(1)
GLM	302	0	0	302	(30)	(9)	0	(39)	263	(260)	3
IND	1	0	0	1	(10)	0	0	(10)	(9)	0	(9)
JPM	106	0	0	106	(387)	(18)	0	(405)	(299)	255	(44)
MBC	188	0	0	188	(194)	0	0	(194)	(6)	0	(6)
MYC	0	0	40	40	0	0	(25)	(25)	15	211	226
MYI	30	0	0	30	(39)	0	0	(39)	(9)	(35)	(44)
NGF	12	0	0	12	0	0	0	0	12	0	12
RBC	1	0	0	1	0	0	0	0	1	0	1
SCX	6	0	0	6	(62)	0	0	(62)	(56)	0	(56)
SSB	5	0	0	5	0	0	0	0	5	0	5
TOR	111	0	0	111	(113)	0	0	(113)	(2)	0	(2)
UAG	68	0	0	68	(36)	(20)	0	(56)	12	0	12

Total Over the Counter	$1,848	$0	$40	$1,888	$(2,100)	$(132)	$(25)	$(2,257)

(j)

Securities with an aggregate market value of $466 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	147

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,596	$1,596
Swap Agreements	0	0	0	0	964	964

	$0	$0	$0	$0	$2,560	$2,560

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,848	$0	$1,848
Swap Agreements	0	40	0	0	0	40

	$0	$40	$0	$1,848	$0	$1,888

	$0	$40	$0	$1,848	$2,560	$4,448

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	958	958
Swap Agreements	0	5	0	0	684	689

	$0	$5	$0	$0	$1,643	$1,648

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,100	$0	$2,100
Written Options	0	0	0	0	132	132
Swap Agreements	0	25	0	0	0	25

	$0	$25	$0	$2,100	$132	$2,257

	$0	$30	$0	$2,100	$1,775	$3,905

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$41	$41
Futures	0	0	0	0	(4,534)	(4,534)
Swap Agreements	0	111	0	0	3,679	3,790

	$0	$111	$0	$0	$(814)	$(703)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,438	$0	$1,438
Written Options	0	0	0	0	1,443	1,443
Swap Agreements	0	175	0	0	0	175

	$0	$175	$0	$1,438	$1,443	$3,056

	$0	$286	$0	$1,438	$629	$2,353

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	3,023	3,023
Swap Agreements	0	(68)	0	0	(8,615)	(8,683)

	$0	$(68)	$0	$0	$(5,587)	$(5,655)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,426)	$0	$(1,426)
Written Options	0	0	0	0	(29)	(29)
Swap Agreements	0	(7)	0	0	0	(7)

	$0	$(7)	$0	$(1,426)	$(29)	$(1,462)

	$0	$(75)	$0	$(1,426)	$(5,616)	$(7,117)

148	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,296	$706	$2,002
Corporate Bonds & Notes
Banking & Finance	0	132,431	0	132,431
Industrials	0	74,655	0	74,655
Utilities	0	38,162	0	38,162
U.S. Government Agencies	0	378,785	0	378,785
U.S. Treasury Obligations	0	841,362	0	841,362
Non-Agency Mortgage-Backed Securities	0	93,237	0	93,237
Asset-Backed Securities	0	178,429	0	178,429
Sovereign Issues	0	95,567	0	95,567
Short-Term Instruments
Commercial Paper	0	12,724	0	12,724
Repurchase Agreements	0	2,400	0	2,400

	$0	$1,849,048	$706	$1,849,754

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,226	$0	$0	$1,226

Total Investments	$1,226	$1,849,048	$706	$1,850,980

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(37,424)	$0	$(37,424)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	171	2,389	0	2,560
Over the counter	0	1,888	0	1,888

	$171	$4,277	$0	$4,448

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(115)	(1,533)	0	(1,648)
Over the counter	0	(2,257)	0	(2,257)

	$(115)	$(3,790)	$0	$(3,905)

Total Financial Derivative Instruments	$56	$487	$0	$543

Totals	$1,282	$1,812,111	$706	$1,814,099

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	149

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 207.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038	$298	$280

Total Loan Participations and Assignments (Cost $295)		280

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Preferred Term Securities Ltd.
5.297% (TSFR3M + 0.350%) due 03/22/2038 ~	1,219	1,159
5.508% (TSFR3M + 0.562%) due 03/22/2037 ~	201	183
5.508% (TSFR3M + 0.562%) due 09/22/2037 ~	2,281	2,030
5.573% (TSFR3M + 0.642%) due 09/23/2035 ~	21	21
5.788% (TSFR3M + 0.842%) due 03/23/2035 ~	3,983	3,605

		6,998

INDUSTRIALS 0.0%

GlaxoSmithKline Capital, Inc.
3.625% due 05/15/2025	1,600	1,592

Times Square Hotel Trust
8.528% due 08/01/2026	945	950

		2,542

Total Corporate Bonds & Notes (Cost $8,369)		9,540

MUNICIPAL BONDS & NOTES 0.0%

MICHIGAN 0.0%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	4,600	3,673

Total Municipal Bonds & Notes (Cost $3,488)		3,673

U.S. GOVERNMENT AGENCIES 135.0%

Fannie Mae
0.000% due 01/25/2033 - 05/25/2051 •	40,692	33,053
0.000% due 01/25/2033 - 05/25/2048 (b)(e)	11,427	8,616
0.000% due 06/25/2043 - 09/25/2054 •(a)	712,348	13,522
0.000% due 07/25/2044 ~(a)	16,766	259
0.185% due 08/25/2033 •	350	337
0.200% due 02/25/2043 •(a)	3,227	22
0.205% due 06/25/2044 •(a)	2,721	301
0.237% due 01/25/2041 •	2,232	2,282
0.274% due 01/25/2044 ~(a)	1,065	8
0.402% due 01/25/2051 ~(a)	114,206	5,320
0.541% due 10/25/2046 ~(a)	4,730	166
0.555% due 10/25/2043 - 01/25/2050 •(a)	12,302	2,056
0.565% due 12/25/2036 •(a)	286	24
0.605% due 05/25/2046 - 11/25/2049 •(a)	72,997	10,708
0.623% due 07/25/2044 ~(a)	925	46
0.625% due 09/25/2049 •(a)	3,961	526
0.655% due 10/25/2042 - 07/25/2059 •(a)	59,611	8,710
0.671% due 07/25/2044 ~(a)	668	29
0.705% due 06/25/2037 - 07/25/2050 •(a)	54,597	7,938
0.705% due 07/25/2052 ~(a)	620	33
0.737% due 06/25/2048 ~	1,945	267
0.755% due 09/25/2041 - 01/25/2049 •(a)	20,702	2,835
0.758% due 01/25/2045 ~(a)	575	36
0.768% due 04/25/2046 ~(a)	725	40

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.805% due 11/25/2044 - 05/25/2048 •(a)	$25,784	$3,971
0.805% due 05/25/2048 •	5,316	4,494
0.836% due 09/25/2045 ~(a)	579	39
0.840% due 10/25/2046 ~(a)	239	12
0.849% due 03/25/2045 ~(a)	1,323	82
0.855% due 08/25/2041 - 02/25/2043 •(a)	12,892	1,457
0.908% due 04/25/2055 ~(a)	1,089	59
0.933% due 03/25/2060 ~(a)	12,875	729
0.979% due 08/25/2044 ~(a)	534	31
1.035% due 03/25/2042 •(a)	802	138
1.055% due 09/25/2037 •(a)	1,621	101
1.058% due 08/25/2054 ~(a)	453	26
1.091% due 09/25/2061 ~(a)	7,499	515
1.116% due 02/25/2062 ~(a)	19,566	1,302
1.157% due 08/25/2055 ~(a)	656	38
1.166% due 07/25/2045 ~(a)	14,533	776
1.205% due 09/25/2040 - 09/25/2042 •(a)	4,024	643
1.255% due 05/25/2036 •(a)	691	92
1.305% due 10/25/2026 - 08/25/2040 •(a)	244	5
1.355% due 09/25/2039 •(a)	53	6
1.400% due 06/25/2028	6,235	5,980
1.405% due 12/25/2032 - 11/25/2036 •(a)	1,429	176
1.500% due 02/25/2028 - 04/25/2028	13,726	13,240
1.500% due 04/25/2037 - 01/25/2052 (a)	411,482	23,154
1.505% due 04/25/2038 •(a)	274	23
1.705% due 10/25/2034 •(a)	482	31
1.871% due 03/25/2040 •	64	63
2.000% due 07/25/2037 - 07/25/2052 (a)	618,771	75,219
2.000% due 07/25/2041 - 12/25/2042	315	268
2.100% due 01/01/2047 •	103	98
2.305% due 08/25/2034 •(a)	168	11
2.349% due 01/25/2031 ~(a)	9,784	670
2.500% due 12/25/2027 - 10/25/2052 (a)	789,829	113,471
2.500% due 01/25/2034	4,542	4,440
3.000% due 11/25/2027 - 10/25/2052 (a)	610,770	97,713
3.000% due 06/25/2033 - 05/01/2058	39,981	35,758
3.000% due 04/01/2059 - 07/01/2060 (h)	56,307	49,766
3.020% due 03/01/2028	6,617	6,420
3.273% due 05/01/2047 •	541	528
3.290% due 04/01/2027 - 03/01/2028 (h)	70,774	69,448
3.430% due 05/01/2028 - 03/01/2033	10,704	10,448
3.500% due 10/25/2027 - 04/25/2053 (a)	257,663	45,637
3.500% due 05/25/2039 - 10/25/2042	1,658	1,572
3.575% due 02/01/2026	12,198	12,059
3.625% due 05/25/2039	4,654	4,614
3.725% due 06/01/2048 •	132	129
3.750% due 05/25/2033 - 01/25/2044	22	21
3.942% due 12/25/2036 •	26	28
3.975% due 06/01/2048 •	111	109
4.000% due 01/25/2033 - 09/25/2051 (a)	88,360	17,509
4.000% due 06/01/2033 - 05/25/2050	9,344	8,268
4.140% due 04/01/2028	10,571	10,624
4.320% due 06/01/2028	5,538	5,601
4.374% due 02/01/2028 ~(h)	24,993	25,028
4.385% due 04/01/2033	11,208	11,343
4.400% due 12/01/2029 (c)	25,072	25,458
4.440% due 06/01/2033	12,320	12,476
4.490% due 10/01/2030 - 05/01/2033	13,652	13,927
4.500% due 06/01/2030 - 04/01/2059	7,640	7,635
4.500% due 11/01/2032 (h)	23,527	23,961
4.500% due 11/25/2044 - 01/25/2050 (a)	4,104	785
4.530% due 06/01/2033	3,211	3,285

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.550% due 05/01/2028	$1,272	$1,296
4.560% due 12/01/2029	5,041	5,151
4.580% due 08/01/2033	7,368	7,552
4.590% due 06/01/2033 (h)	24,223	24,866
4.640% due 09/01/2028	4,884	4,988
4.700% due 04/01/2033	18,493	18,920
4.740% due 05/01/2033	2,164	2,244
4.770% due 05/25/2042 ~	15	15
4.815% due 09/01/2028	14,232	14,623
4.840% due 07/01/2033	1,500	1,566
4.859% due 08/25/2043 ~	16	16
4.880% due 09/01/2028 (h)	23,455	24,163
4.900% due 10/01/2028	3,053	3,148
4.990% due 03/01/2031	7,930	8,211
5.000% due 11/01/2033 - 07/25/2040	167	165
5.110% due 08/01/2033	1,087	1,150
5.170% due 05/01/2031	2,820	2,965
5.200% due 10/01/2030	3,998	4,196
5.230% due 10/01/2028	8,806	9,149
5.475% due 08/01/2049 •	1,670	1,719
5.500% due 02/25/2029 (a)	3	0
5.500% due 01/25/2032 ~(a)	69	6
5.500% due 12/25/2034 - 11/01/2036	1,188	1,232
5.570% due 10/01/2028	3,738	3,865
5.580% due 11/25/2050 •	2,688	2,592
5.590% due 10/01/2031	2,231	2,403
5.610% due 10/01/2028	4,067	4,214
5.664% due 12/01/2034 •	113	114
5.695% due 12/25/2047 •	35,744	35,192
5.810% due 06/01/2031	65,600	69,267
5.816% due 08/25/2044 •	1,597	1,573
5.840% due 02/25/2037 •	158	157
5.906% due 12/25/2046 •	1,063	1,051
5.910% due 10/01/2028	917	973
5.916% due 09/25/2046 - 11/25/2059 •	3,285	3,246
6.000% due 04/25/2032 - 02/25/2033 (a)	141	17
6.000% due 02/25/2034	63	66
6.116% due 05/25/2050 •	2,145	2,150
6.128% due 09/01/2043 •	951	986
6.131% due 12/25/2047 •	2,709	2,705
6.151% due 01/25/2051 •	10,633	10,790
6.235% due 04/25/2048 •	1,078	1,090
6.241% due 01/01/2035 •	92	94
6.245% due 07/25/2038 •	82	83
6.250% due 08/25/2054 •	7,562	7,614
6.251% due 12/25/2050 •	2,420	2,420
6.280% due 01/25/2054 •	137,074	137,988
6.300% due 06/25/2031 ~	12	12
6.320% due 01/01/2035 •	252	261
6.500% due 04/25/2038 (a)	189	52
6.533% due 12/01/2048 •	570	590
7.000% due 11/25/2039 - 03/25/2049	70	75
7.244% due 06/01/2035 •	15	15

Freddie Mac
0.000% due 02/15/2025 - 08/15/2057 (b)(e)	13,710	11,053
0.000% due 01/15/2033 - 08/15/2045 •	26,885	22,215
0.000% due 08/15/2040 - 03/25/2052 •(a)	153,590	8,413
0.117% due 05/15/2037 ~(a)	138	10
0.246% due 10/15/2037 ~(a)	199	14
0.269% due 03/15/2050 ~(a)	33,605	1,359
0.353% due 08/15/2048 ~(a)	52,743	1,987
0.395% due 10/15/2037 ~(a)	220	12
0.433% due 09/15/2043 •(a)	7,764	922
0.543% due 10/15/2036 - 08/15/2042 •(a)	18,225	2,475
0.593% due 08/15/2041 - 09/15/2044 •(a)	6,478	832
0.605% due 04/25/2048 - 11/25/2049 •(a)	22,344	3,216
0.611% due 12/15/2050 ~(a)	51,400	1,722
0.643% due 12/15/2042 - 02/15/2044 •(a)	7,831	1,198
0.655% due 04/25/2049 - 06/25/2050 •(a)	66,827	9,348
0.693% due 08/15/2025 - 10/15/2048 •(a)	24,911	3,296

150	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.705% due 06/25/2050 - 08/25/2050 •(a)	$37,002	$5,384
0.743% due 01/15/2033 - 06/15/2048 •(a)	15,960	1,854
0.755% due 05/25/2050 - 06/25/2050 •(a)	23,665	3,440
0.787% due 11/15/2038 ~(a)	620	47
0.805% due 07/25/2050 •(a)	24,478	4,369
0.808% due 10/15/2038 ~(a)	2,767	218
0.817% due 03/15/2037 ~(a)	223	14
0.836% due 10/15/2041 ~(a)	367	24
0.892% due 01/15/2038 ~(a)	1,890	133
0.895% due 08/15/2041 ~(a)	189	15
0.902% due 02/15/2038 ~(a)	9,834	620
0.926% due 11/15/2036 ~(a)	580	31
0.960% due 04/15/2047 •(a)	7,555	532
0.972% due 02/15/2038 ~(a)	365	27
0.973% due 02/15/2037 •(a)	326	32
0.993% due 04/15/2032 •(a)	896	53
0.996% due 06/15/2038 ~(a)	476	44
1.020% due 12/25/2050 •(a)	7,184	1,223
1.049% due 04/25/2034 ~(a)	132,897	7,623
1.086% due 12/15/2046 ~(a)	44,207	3,120
1.092% due 08/15/2047 ~(a)	10,341	932
1.143% due 01/15/2041 •(a)	253	26
1.179% due 08/15/2036 ~(a)	244	14
1.193% due 02/15/2032 - 03/15/2035 •(a)	347	16
1.243% due 09/15/2035 - 07/15/2042 •(a)	1,217	190
1.250% due 01/15/2028	4,805	4,624
1.293% due 03/15/2037 •(a)	358	38
1.375% due 12/15/2027	3,101	2,989
1.500% due 02/15/2028	8,241	7,950
1.750% due 10/15/2032	1,902	1,786
2.000% due 04/25/2031 - 06/25/2052 (a)	714,321	90,410
2.000% due 01/15/2041 - 07/15/2041	882	840
2.087% due 05/15/2033 •	3	3
2.250% due 05/15/2040	6,388	6,178
2.261% due 09/17/2032 •	3	3
2.500% due 09/15/2027 - 10/15/2052 (a)	441,241	65,605
2.543% due 06/15/2031 •(a)	62	6
2.559% due 10/15/2033 •	115	119
3.000% due 04/15/2027 - 10/15/2052 (a)	484,574	80,153
3.000% due 05/15/2034 ~(a)	334	18
3.000% due 09/25/2045 - 12/25/2046	2,587	2,264
3.057% due 12/25/2036 •	19,313	15,999
3.065% due 05/15/2033 •	6	6
3.171% due 12/15/2027 ~(a)	242	9
3.364% due 10/25/2046 ~	1,185	1,153
3.500% due 01/01/2038 - 04/15/2054	16,670	14,523
3.500% due 02/25/2041 - 10/15/2052 (a)	318,750	56,425
3.500% due 10/15/2047 ~(a)	710	129
3.813% due 11/15/2034 •	5	6
4.000% due 02/15/2031 - 06/01/2048	28,814	28,144
4.000% due 03/15/2042 - 06/25/2051 (a)	125,756	25,697
4.000% due 01/01/2048 (h)	1,993	1,941
4.000% due 05/15/2049 ~(a)	426	61
4.190% due 05/01/2030	20,500	20,492
4.500% due 08/01/2030 - 06/01/2048	2,450	2,469
4.500% due 07/15/2042 - 12/25/2050 (a)	20,545	3,983
5.000% due 09/15/2046 ~(a)	613	100
5.000% due 05/25/2048 (a)	4,661	748
5.000% due 03/01/2049	17,010	17,426
5.007% due 09/25/2030 ~	14,065	14,460
5.430% due 06/25/2031 ~	9,387	9,887
5.500% due 02/15/2033 - 01/01/2038	633	660
5.500% due 05/15/2041 •	22	23
5.816% due 10/15/2038 •	2,073	2,063
6.000% due 07/15/2035	630	694
6.000% due 03/15/2044 (a)	407	77
6.250% due 08/25/2054 •	30,242	30,447
6.251% due 04/15/2049 - 12/15/2050 •	7,714	7,720
6.351% due 08/15/2048 •	15,769	15,945
7.000% due 03/01/2039	15	15
7.869% due 12/25/2047 ~	110	111
14.595% due 10/25/2027 •	247	257

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
0.000% due 03/20/2035 - 01/20/2044 (b)(e)	$3,991	$3,547
0.000% due 05/20/2040 - 04/16/2053 ~(a)	44,514	1,888
0.000% due 12/20/2040 - 11/20/2046 •	2,991	2,627
0.000% due 10/20/2047 - 02/20/2049 •(a)	37,550	1,307
0.024% due 08/16/2048 ~(a)	1,846	0
0.125% due 12/20/2042 ~	316	261
0.300% due 05/16/2050 ~(a)	625	2
0.465% due 05/20/2049 •(a)	4,314	375
0.475% due 09/20/2043 •(a)	859	27
0.475% due 01/20/2044 •	967	997
0.839% due 06/16/2039 •(a)	745	41
0.889% due 11/16/2034 •(a)	252	4
0.975% due 04/20/2046 - 09/20/2049 •(a)	38,143	5,560
0.989% due 03/16/2035 •(a)	1,203	6
1.025% due 01/20/2035 - 12/20/2048 •(a)	6,187	655
1.045% due 12/20/2035 •(a)	9,443	686
1.125% due 09/20/2048 •(a)	1,466	212
1.175% due 04/20/2048 •	4,993	4,903
1.189% due 01/16/2038 •(a)	105	0
1.239% due 02/16/2040 •(a)	1,440	115
1.625% due 05/20/2041 •(a)	949	80
1.812% due 05/16/2053 ~(a)	50	1
1.904% due 10/20/2045 •	398	410
2.000% due 01/20/2051 (a)	20,597	2,373
2.500% due 09/20/2050 (a)	3,938	123
3.000% due 02/20/2043 - 06/20/2046 (a)	2,642	162
3.000% due 09/20/2046 - 11/20/2067	143,500	130,219
3.000% due 03/20/2052 - 04/20/2052 (h)	145,275	132,556
3.500% due 03/20/2042 - 02/20/2053	46,151	42,761
3.500% due 11/20/2042 - 09/20/2046 (a)	6,240	1,041
3.625% due 08/20/2045 •	467	474
3.750% due 10/20/2044 •	569	575
4.000% due 07/20/2039 - 08/15/2048	8,488	8,407
4.000% due 10/16/2044 (a)	823	99
4.500% due 09/15/2038 - 09/20/2048	68,853	69,365
4.500% due 12/16/2041 - 05/20/2043 (a)	947	135
5.000% due 08/20/2034 - 06/20/2049	8,333	8,510
5.000% due 05/16/2043 (a)	572	83
5.325% due 03/20/2041 •	356	351
5.361% due 08/20/2067 •	253	254
5.461% due 08/20/2068 •	3,375	3,366
5.500% due 02/20/2034 - 04/20/2040	90	91
5.525% due 02/20/2049 •	1,207	1,191
5.581% due 03/20/2068 •	271	269
5.611% due 02/20/2068 •	796	795
5.645% due 09/20/2073 •	6,021	5,982
5.767% due 05/20/2068 •	196	196
5.831% due 03/20/2069 •	280	279
5.867% due 11/20/2070 •	4,891	4,819
5.905% due 02/20/2069 •	1,365	1,371
5.917% due 11/20/2060 - 11/20/2070 •	10,336	10,192
5.967% due 03/20/2061 - 07/20/2067 •	188	187
5.982% due 10/20/2062 •	49	49
5.987% due 08/20/2062 •	139	138
5.995% due 02/20/2074 - 05/20/2074 •	5,055	5,043
6.000% due 07/20/2038 - 06/20/2041	215	225
6.007% due 07/20/2063 •	112	112
6.045% due 02/20/2074 •	5,251	5,230
6.067% due 10/20/2065 - 10/20/2069 •	1,189	1,181
6.127% due 12/20/2065 •	307	307
6.135% due 02/20/2073 - 04/20/2074 •	24,562	24,438

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.145% due 03/20/2071 - 01/20/2073 •	$53,849	$53,893
6.165% due 12/20/2071 •	2,407	2,397
6.195% due 05/20/2074 •	7,085	7,116
6.205% due 03/20/2073 •	84,874	85,264
6.217% due 11/20/2065 - 02/20/2067 •	5,923	5,931
6.225% due 03/20/2073 •	15,227	15,305
6.245% due 01/20/2074 - 07/20/2074 •	37,140	37,391
6.267% due 07/20/2066 •	24	24
6.275% due 01/20/2074 •	6,034	6,091
6.295% due 09/20/2073 - 10/20/2073 •	51,563	52,090
6.297% due 07/20/2066 •	208	210
6.305% due 08/20/2073 •	15,431	15,588
6.314% due 10/20/2067 •	741	741
6.325% due 09/20/2073 •	10,842	10,951
6.345% due 03/20/2073 - 12/20/2073 •	72,930	73,663
6.367% due 09/20/2069 •	523	526
6.445% due 03/20/2073 •	101,836	103,188
6.465% due 08/20/2073 •	7,521	7,647
6.500% due 03/15/2035	294	307
6.617% due 05/20/2070 •	119	120
6.845% due 03/20/2071 •	10,993	11,296

Ginnie Mae, TBA
2.000% due 10/01/2054	41,800	35,448
2.500% due 10/01/2054	97,500	85,941
3.000% due 10/01/2054 - 11/01/2054	856,200	781,054
3.500% due 10/01/2054 - 11/01/2054	329,250	309,438
4.000% due 10/01/2054	5,200	5,028
4.500% due 10/01/2054 - 11/01/2054	348,316	343,873
5.000% due 11/01/2054	203,000	203,277
5.500% due 11/01/2054	19,500	19,689

Uniform Mortgage-Backed Security
2.500% due 01/01/2033 - 09/01/2051	42,031	37,138
2.500% due 04/01/2051 - 01/01/2052 (h)	148,310	129,317
3.000% due 04/01/2031 - 03/01/2052	181,540	165,113
3.000% due 02/01/2040 - 06/01/2051 (h)	738,760	671,446
3.500% due 10/01/2034 - 06/01/2051	77,736	74,494
3.500% due 11/01/2049 - 06/01/2051 (h)	89,594	84,514
4.000% due 12/01/2036 - 07/01/2053	218,162	214,348
4.000% due 05/01/2048 - 05/01/2049 (h)	71,162	69,531
4.500% due 04/01/2031 - 07/01/2053	80,339	79,910
4.500% due 10/01/2052 (h)	25,955	25,561
5.000% due 04/01/2043 - 08/01/2054	37,728	38,194
5.000% due 03/01/2054 (h)	17,024	17,227
5.500% due 12/01/2052 - 08/01/2054	43,372	44,406
6.000% due 05/01/2049 - 09/01/2054	153,782	158,238
6.000% due 12/01/2052 - 06/01/2054 (h)	850,787	872,461
6.500% due 01/01/2054	2,654	2,822
6.500% due 02/01/2054 (h)	24,620	25,432
7.000% due 06/01/2054 - 08/01/2054	8,572	9,004

Uniform Mortgage-Backed Security, TBA
3.500% due 10/01/2039 - 11/01/2039	16,100	15,769
4.000% due 11/01/2054	1,219,800	1,172,545
4.500% due 10/01/2039 - 12/01/2054	1,003,450	991,914
5.000% due 10/01/2039 - 11/01/2054	262,280	263,037
5.500% due 10/01/2039 - 11/01/2054	800,500	810,208
6.000% due 10/01/2054 - 11/01/2054	803,416	821,160

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	151

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 10/01/2054 - 11/01/2054		$2,339,400	$2,411,419
7.000% due 10/01/2054		736,200	764,890

Total U.S. Government Agencies (Cost $14,915,503)			14,640,587

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (j)		9,230	9,066
0.250% due 01/15/2025 (j)		24,301	24,004
2.375% due 01/15/2025 (j)		3,170	3,149

U.S. Treasury Notes
2.250% due 08/15/2027 (j)		21,700	20,921

Total U.S. Treasury Obligations (Cost $58,741)			57,140

NON-AGENCY MORTGAGE-BACKED SECURITIES 42.1%

Adjustable Rate Mortgage Trust
5.919% due 09/25/2035 •		2,265	2,101
6.119% due 02/25/2035 •		6,313	5,864

AG Trust
7.112% due 07/15/2041 •		3,200	3,207

American Home Mortgage Assets Trust
3.507% due 01/25/2036 ~		885	578
5.429% due 06/25/2037 •		4,739	4,400
5.549% due 08/25/2037 •		6,149	5,474
6.093% due 10/25/2046 •		7,545	6,325

American Home Mortgage Investment Trust
5.369% due 03/25/2046 •		3,847	3,366
6.247% due 06/25/2045 •		5,282	4,836
7.183% due 06/25/2045 •		20	20

Angel Oak Mortgage Trust
3.290% due 11/25/2066 ~		15,681	11,933
4.800% due 11/25/2067 þ		7,763	7,719
5.338% due 05/27/2069 þ		3,548	3,570
5.985% due 01/25/2069 þ		906	919
6.197% due 01/25/2069 þ		9,085	9,262
6.500% due 12/25/2067 þ		3,494	3,558

Anthracite Ltd.
5.678% due 06/20/2041		5,912	0

Ashford Hospitality Trust
6.519% due 04/15/2035 •		8,335	8,283
6.669% due 04/15/2035 •		15,035	14,930
6.844% due 06/15/2035 •		11,950	11,831
7.244% due 06/15/2035 •		2,300	2,267
7.369% due 04/15/2035 •		13,939	13,700
8.144% due 06/15/2035 •		5,700	5,605

ATLX Trust
3.850% due 04/25/2064 þ		200	194

Atrium Hotel Portfolio Trust
7.044% due 12/15/2036 •		8,800	8,479

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	17,303	23,154

BAMLL Commercial Mortgage Securities Trust
7.211% due 09/15/2038 •		$4,000	3,601
7.961% due 09/15/2038 •		5,000	4,166

Banc of America Alternative Loan Trust
1.671% due 06/25/2037 •(a)		287	38
5.329% due 06/25/2037 •		267	189
6.000% due 06/25/2046		1,230	919

Banc of America Commercial Mortgage Trust
5.754% due 07/10/2046 ~		568	563

Banc of America Funding Trust
4.943% due 02/20/2036 ~		548	496
5.017% due 01/20/2047 ~		118	103
5.179% due 05/26/2037 •		25,342	21,962
5.705% due 01/27/2035 •		3,179	3,085
6.000% due 09/25/2036		12	12

Banc of America Mortgage Trust
5.130% due 11/20/2046 ~		50	46
5.854% due 04/25/2035 ~		1,034	1,024
6.422% due 05/25/2034 ~		13	13
6.467% due 06/25/2034 ~		27	27

Barclays Commercial Mortgage Securities Trust
6.585% due 07/15/2037 •		3,300	3,197
7.285% due 07/15/2037 •		7,000	6,729
7.785% due 07/15/2037 •		9,060	8,576

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayview Opportunity Master Fund Trust
5.000% due 10/25/2051 •	$1,169	$1,092

BCAP LLC Trust
3.614% due 01/26/2037 ~	2,099	1,881
4.943% due 02/26/2036 ~	2,801	2,599
5.500% due 04/25/2037	975	405

Bear Stearns Adjustable Rate Mortgage Trust
4.402% due 10/25/2036 ~	134	119
4.863% due 03/25/2035 ~	118	108
5.262% due 07/25/2034 ~	29	28
5.807% due 05/25/2037 ~	2,042	1,701
8.065% due 12/25/2046 •	270	224
8.090% due 12/25/2046 •	1,577	1,385

Bear Stearns ALT-A Trust
4.302% due 08/25/2036 ~	4,996	3,398
4.693% due 11/25/2035 ~	487	381
5.240% due 09/25/2035 ~	1,142	687
5.289% due 02/25/2034 •	16	15
5.289% due 08/25/2036 •	4,509	3,945
5.429% due 04/25/2035 ~	10	9
5.469% due 01/25/2036 •	543	513

Bear Stearns Asset-Backed Securities Trust
6.000% due 03/25/2036	3,470	1,476
7.269% due 09/25/2033 •	95	57

Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~	115	111

Bear Stearns Mortgage Funding Trust
5.429% due 09/25/2046 •	79	72

Bear Stearns Structured Products, Inc. Trust
5.515% due 01/26/2036 ~	1,341	996

Beast Mortgage Trust
6.661% due 03/15/2036 •	3,000	2,213
7.161% due 03/15/2036 •	5,590	3,668
7.711% due 03/15/2036 •	32,020	19,097

Beneria Cowen & Pritzer Collateral Funding Corp.
6.807% due 06/15/2038 •	5,000	4,122
7.703% due 06/15/2038 •	12,750	10,101

BINOM Securitization Trust
4.441% due 08/25/2057 ~	24,765	24,346

Braemar Hotels & Resorts Trust
6.519% due 06/15/2035 •	3,175	3,148

BWAY Mortgage Trust
7.411% due 09/15/2036 •	6,000	4,827
8.061% due 09/15/2036 •	7,000	4,967

BX Trust
5.717% due 10/15/2036 •	5,000	4,937
5.846% due 04/15/2039 •	8,568	8,426
6.132% due 12/15/2038 •	14,607	14,499
6.194% due 05/15/2035 •	8,778	8,774
6.403% due 10/15/2026 •	1,212	1,199
6.411% due 04/15/2034 •	2,900	2,760
6.861% due 04/15/2034 •	11,733	11,080
7.042% due 10/15/2026 •	3,232	3,200

Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	13,608	12,403
3.250% due 08/25/2064 ~	9,905	9,026
3.250% due 09/25/2064 ~	12,721	11,561
3.375% due 12/25/2064 «~	6,400	5,876
6.530% due 05/25/2055 •	10,878	10,845
6.580% due 06/25/2055 •	28,493	28,407

Chase Mortgage Finance Trust
7.612% due 02/25/2037 ~	9	9

ChaseFlex Trust
5.319% due 02/25/2037 •	4,743	1,233
5.569% due 05/25/2037 •	8,700	7,445
5.649% due 05/25/2037 •	848	789

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
5.269% due 08/25/2037 •	2,095	1,937

CIM Trust
0.500% due 07/01/2051 ~(a)	84,846	2,466
3.250% due 10/25/2058 ~	3,083	2,820
4.750% due 06/25/2064 ~	7,849	7,813
6.639% due 12/25/2067 þ	3,629	3,674

Citigroup Mortgage Loan Trust
0.250% due 09/25/2051 ~(a)	51,058	731
4.542% due 06/27/2037 ~	6,849	6,165
4.933% due 02/20/2036 ~	2,685	2,460
5.470% due 08/25/2035 ~	284	261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/25/2037 ~	$1,702	$670
6.500% due 06/25/2054 ~	68,790	70,028
6.630% due 07/25/2054 •	12,579	12,590
7.410% due 05/25/2035 •	2	2
7.600% due 10/01/2054 «(c)	104,100	108,308
7.860% due 03/25/2036 •	14	14

Colony Mortgage Capital Ltd.
6.711% due 11/15/2038 •	5,000	4,785

COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~	27,107	26,842
4.643% due 03/25/2067 ~	4,800	4,564
6.393% due 06/25/2069 þ	7,668	7,829

Commercial Mortgage Trust
3.178% due 02/10/2035	10,000	9,414

Connecticut Avenue Securities Trust
7.280% due 03/25/2042 •	5,136	5,212
8.030% due 05/25/2042 •	1,157	1,189
8.380% due 03/25/2042 •	3,750	3,911

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036	37	22

Countrywide Alternative Loan Trust
0.631% due 06/25/2036 •(a)	1,367	199
1.981% due 10/25/2037 •(a)	5,869	963
4.546% due 03/25/2047 •	51	40
5.209% due 06/25/2036 •	1,647	1,471
5.249% due 04/25/2047 •	242	219
5.329% due 11/25/2036 •	1,297	1,558
5.349% due 09/25/2046 •	1,556	1,483
5.369% due 06/25/2036 •	1,382	573
5.391% due 05/25/2036 ~	1,239	1,111
5.500% due 07/25/2035	4,314	3,191
5.529% due 08/25/2047 •	2,774	2,320
5.669% due 05/25/2036 •	168	71
5.715% due 11/20/2035 •	155	147
5.715% due 12/20/2035 •	1,918	1,767
5.750% due 03/25/2034	2,914	3,012
6.000% due 10/25/2034	8,605	8,889
6.000% due 12/25/2034	2,846	2,566
6.000% due 07/25/2036	15,818	6,640
6.000% due 08/25/2036	1,192	1,122
6.000% due 08/25/2036 •	962	905
6.000% due 02/25/2037	3,926	1,692
6.000% due 04/25/2037	12,214	5,767
6.000% due 07/25/2037	12,166	6,173
6.500% due 12/25/2036	7,991	3,688
6.523% due 08/25/2035 •	2,628	2,447
6.623% due 09/25/2035 •	514	456
7.173% due 10/20/2035 •	997	709

Countrywide Asset-Backed Certificates Trust
5.449% due 04/25/2036 •	180	161

Countrywide Home Loan Mortgage Pass-Through Trust
4.134% due 01/25/2036 ~	38	33
4.338% due 02/25/2047 ~	381	321
4.455% due 03/25/2037 ~	264	227
4.500% due 05/01/2034	176	167
4.746% due 11/25/2037 ~	906	853
4.769% due 01/25/2036 ~	900	853
5.500% due 01/25/2035	165	165
5.629% due 02/25/2035 •	301	281
5.750% due 05/25/2037	23	10
5.750% due 06/25/2037	4,218	2,076
5.750% due 07/25/2037	1,265	625
6.000% due 02/25/2037	5,766	2,762
6.000% due 01/25/2038	256	113
6.250% due 09/25/2037	61	37
6.500% due 10/25/2037	9,600	2,754
6.500% due 11/25/2037	4,064	1,503

Countrywide Home Loan Reperforming REMIC Trust
4.761% due 01/25/2034 ~	2,580	2,283
5.309% due 01/25/2036 •	117	109
7.500% due 06/25/2035	179	182

Credit Suisse Commercial Mortgage Trust
5.737% due 01/15/2049 ~	2,500	551

Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 01/25/2060 (e)	17,023	15,208
0.938% due 05/25/2066 ~	1,046	893
1.926% due 07/27/2061 ~	23,201	23,144
2.000% due 10/25/2060 ~	560	509
2.500% due 07/25/2056 ~	1,956	1,651
3.000% due 11/25/2056 ~	6,157	5,408
3.904% due 04/25/2062 ~	3,102	3,000
4.074% due 12/27/2060 ~	21,356	21,297

152	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.629% due 01/26/2047 ~		$2,613	$1,347
4.699% due 05/27/2053 ~		2,007	1,652
5.401% due 10/26/2036 ~		476	420
6.250% due 05/26/2048		5,695	4,602
7.011% due 07/15/2038 •		4,000	3,056
7.016% due 06/01/2050 ~		2,386	2,381
7.511% due 07/15/2038 •		5,000	2,610
8.111% due 07/15/2038 •		10,000	4,680

Cross Mortgage Trust
5.129% due 09/25/2069 þ		4,300	4,307
6.093% due 04/25/2069 þ		7,574	7,679
6.147% due 07/25/2069 þ		6,823	6,933
6.272% due 06/25/2069 þ		10,080	10,272
6.615% due 03/25/2068 þ		5,565	5,661

CRSNT Commercial Mortgage Trust
6.414% due 04/15/2036 •		24,753	23,978
6.764% due 04/15/2036 •		10,913	10,519
7.214% due 04/15/2036 •		17,000	16,140

DC Commercial Mortgage Trust
6.314% due 09/12/2040		4,300	4,515

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.269% due 03/25/2037 •		855	792
5.269% due 09/25/2047 •		14,114	12,091
5.449% due 01/25/2047 •		5,992	4,961

DOLP Trust
3.704% due 05/10/2041 ~		46,540	35,820

DROP Mortgage Trust
6.911% due 10/15/2043 •		5,500	4,986
7.461% due 10/15/2043 •		7,200	6,415

Ellington Financial Mortgage Trust
2.296% due 06/25/2066 ~		2,200	1,565

Eurosail PLC
5.869% due 09/13/2045 •	GBP	750	963

Extended Stay America Trust
6.591% due 07/15/2038 •		$31,186	31,150
6.911% due 07/15/2038 •		31,364	31,334
7.461% due 07/15/2038 •		35,463	35,583
8.061% due 07/15/2038 •		5,435	5,445

Fannie Mae
0.000% due 07/25/2033 (b)(e)		457	397
0.000% due 10/25/2033 (b)(e)		458	420
0.000% due 07/25/2034 (b)(e)		280	241
0.000% due 01/25/2037 (b)(e)		134	111
0.000% due 02/25/2037 (b)(e)		509	445
0.425% due 12/25/2050 ~(a)		65,035	3,275
0.655% due 07/25/2049 •(a)		2,893	354
0.758% due 10/25/2054		41,400	4,146
0.816% due 06/25/2052 ~(a)		13,692	977
1.500% due 11/25/2035 (a)		19,644	943
1.500% due 02/25/2036 (a)		21,291	1,026
2.000% due 10/25/2050 (a)		8,609	1,115
2.000% due 02/25/2051 (a)		18,847	2,506
2.000% due 01/25/2052 (a)		38,345	5,127
2.000% due 03/25/2052 (a)		4,425	582
2.000% due 04/25/2052 (a)		10,000	1,312
2.500% due 11/25/2050 (a)		40,431	6,352
2.500% due 12/25/2050 (a)		51,345	7,516
2.500% due 02/25/2051 (a)		40,457	6,526
2.500% due 06/25/2052 (a)		4,314	718
3.000% due 08/25/2043 (a)		24,606	3,774
3.000% due 09/25/2050 (a)		11,575	2,039
3.500% due 05/25/2051 (a)		11,812	1,729
3.500% due 11/25/2051 (a)		43,732	8,160
4.000% due 03/25/2053 (a)		110,772	22,768
5.745% due 09/25/2044 •		3,612	3,570
5.795% due 03/25/2042 •		906	903
5.795% due 05/25/2045 •		2,213	2,179
5.845% due 09/25/2049 •		3,903	3,838
5.845% due 07/25/2059 •		1,796	1,780
5.865% due 07/25/2049 •		3,704	3,664
5.866% due 03/25/2049 •		519	513
5.945% due 12/25/2040 •		631	629
6.364% due 12/25/2054 «(c)		42,574	42,566

First Horizon Alternative Mortgage Securities Trust
4.641% due 07/25/2036 ~		75	67

First Horizon Mortgage Pass-Through Trust
5.741% due 11/25/2035 ~		9	7
6.747% due 08/25/2035 ~		70	49

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.000% due 03/15/2038 (b)(e)	$391	$344
0.000% due 09/25/2054	51,379	3,564
0.657% due 10/25/2054	56,168	5,090
0.659% due 10/25/2054	41,400	3,506
2.000% due 03/15/2052 (a)	31,850	4,170
2.000% due 04/15/2052 (a)	50,259	6,576
2.000% due 06/15/2052 (a)	180,499	23,060
2.000% due 06/25/2052 (a)	50,724	6,652
2.500% due 04/25/2050 (a)	30,701	5,162
2.500% due 06/25/2050 (a)	13,268	2,081
2.500% due 09/25/2050 (a)	3,806	572
2.500% due 02/25/2051 (a)	27,419	3,399
2.500% due 03/25/2051 (a)	24,729	3,623
2.500% due 07/25/2051 (a)	7,201	902
2.500% due 09/25/2051 (a)	13,775	1,653
2.500% due 11/25/2051 (a)	4,924	675
3.000% due 06/15/2050 (a)	8,346	1,458
3.000% due 12/25/2051 (a)	36,693	6,203
3.000% due 01/25/2052 (a)	16,596	2,744
3.500% due 02/25/2051 (a)	40,221	7,894
3.500% due 05/25/2051 (a)	27,316	4,990
3.500% due 07/25/2051 (a)	34,512	7,014
3.500% due 03/25/2052 (a)	21,283	3,264
4.000% due 11/25/2049 (a)	4,856	913
4.500% due 10/25/2051 (a)	11,421	2,494
5.757% due 08/15/2047 •	1,733	1,702
5.857% due 09/15/2042 •	1,048	1,036
5.957% due 03/15/2044 •	1,554	1,545
6.000% due 10/25/2054 «(c)	104,189	104,079
6.007% due 11/15/2040 •	1,592	1,587
6.360% due 04/25/2054 «(c)	82,800	82,777
6.363% due 10/25/2054	41,300	41,315
6.443% due 10/25/2054	16,600	16,595
6.930% due 01/25/2034 •	1,078	1,084
7.480% due 05/25/2042 •	6,767	6,879
8.180% due 04/25/2042 •	10,900	11,287

Freddie Mac Multifamily Structured Pass Through Certificates
4.228% due 10/25/2034 ~	69,498	68,911
4.660% due 01/25/2031	27,615	28,186

GCAT Trust
2.565% due 05/25/2066	9,952	7,546
3.000% due 04/25/2052 ~	42,072	36,871
4.250% due 05/25/2067 ~	3,979	3,883
6.007% due 01/25/2059 þ	3,879	3,918
6.085% due 06/25/2059 þ	5,700	5,786

GCT Commercial Mortgage Trust
6.461% due 02/15/2038 •	10,000	3,377
6.911% due 02/15/2038 •	9,800	913

Ginnie Mae
3.500% due 01/20/2052	4,286	3,068
3.500% due 03/20/2052	22,319	17,057
3.500% due 12/20/2068	1,372	1,312
3.500% due 01/20/2069 ~	1,195	1,147
5.845% due 03/20/2073 •	34,392	33,955
6.035% due 02/20/2053 •	68,756	68,577
6.045% due 02/20/2053 •	15,149	15,044
6.095% due 02/20/2053 •	40,754	40,708
6.095% due 03/20/2071 •	1,121	1,115
6.145% due 04/20/2072 •	1,699	1,689
6.145% due 04/20/2073 •	7,493	7,503
6.167% due 04/20/2062 •	798	800
6.195% due 07/20/2074 •	16,767	16,850
6.215% due 01/20/2073 •	1,594	1,603
6.225% due 02/20/2073 •	5,902	5,932
6.245% due 01/20/2073 •	1,196	1,175
6.245% due 07/20/2073 •	52,321	52,683
6.245% due 08/20/2073 •	104,430	105,177
6.245% due 07/20/2074 •	110,646	111,530
6.275% due 08/20/2074 •	29,438	29,749
6.315% due 08/20/2073 •	24,017	24,247
6.345% due 03/20/2073 •	8,316	8,338
6.345% due 05/20/2073 •	3,746	3,791
6.445% due 05/20/2073 •	19,271	19,612
6.445% due 06/20/2073 •	60,368	61,472
6.495% due 05/20/2073 •	4,365	4,438
6.845% due 08/20/2071 •	1,973	2,016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Global Mortgage Securitization Ltd.
5.239% due 04/25/2032 •		$530	$509

GMAC Mortgage Corp. Loan Trust
7.250% due 05/25/2035 ~		8	7

Great Hall Mortgages PLC
5.305% due 06/18/2039 •		47	47

GreenPoint Mortgage Funding Trust
5.429% due 02/25/2037 •		7,621	7,055

Grifonas Finance PLC
3.681% due 08/28/2039 •	EUR	6,066	6,588

GS Mortgage Securities Corp. Trust
4.579% due 10/10/2032		$26,200	25,986
6.594% due 07/15/2031 •		11,605	8,182
6.844% due 07/15/2031 •		3,293	1,959
7.014% due 12/15/2036 •		4,115	4,081

GS Mortgage Securities Trust
0.547% due 08/10/2043 ~(a)		7,356	21
3.932% due 10/10/2035 ~		11,300	10,089

GS Mortgage-Backed Securities Corp. Trust
2.300% due 07/25/2061 ~		17,128	13,788
3.207% due 07/25/2061 ~		5,664	4,561
4.211% due 07/25/2061 ~		2,039	1,681

GS Mortgage-Backed Securities Trust
0.000% due 02/01/2064 «		43	43
0.000% due 02/01/2064 «(c)		200	199
0.250% due 05/25/2051 ~(a)		16,414	226
0.500% due 01/25/2053 ~(a)		36,053	1,053
3.000% due 08/26/2052 ~		19,912	17,474
3.000% due 09/25/2052 ~		87,125	76,408
3.625% due 01/25/2059 ~		18,306	17,774
3.800% due 02/01/2064 «		115,686	102,476
3.900% due 09/25/2061 þ		7,472	7,289
4.500% due 02/01/2064 «(c)		115,700	108,693
6.613% due 11/25/2054 •		6,314	6,319

GSMPS Mortgage Loan Trust
4.008% due 01/25/2036 ~		2,085	1,842
4.014% due 03/25/2035 ~		2,569	2,479
5.319% due 01/25/2036 •		462	368
5.369% due 04/25/2036 •		4,566	3,800

GSMSC Resecuritization Trust
4.308% due 06/26/2037 ~		3,635	3,281

GSR Mortgage Loan Trust
6.250% due 08/25/2036		674	202

HarborView Mortgage Loan Trust
5.459% due 01/19/2038 •		11,586	10,273
5.489% due 12/19/2036 •		3,885	2,992
5.499% due 11/19/2036 •		1,864	1,684
5.699% due 08/19/2045 •		20	19
6.421% due 04/19/2034 ~		63	58
7.023% due 09/19/2035 •		2,691	2,169
7.123% due 10/19/2035 •		17,460	8,920

Harvest Commercial Capital Loan Trust
3.290% due 09/25/2046 ~		503	498

Homestar Mortgage Acceptance Corp.
5.764% due 03/25/2034 •		1,410	1,428

HPLY Trust
6.832% due 11/15/2036 •		3,251	3,226
7.232% due 11/15/2036 •		17,976	17,813
7.582% due 11/15/2036 •		1,754	1,735

HSI Asset Loan Obligation Trust
1.661% due 12/25/2036 •(a)		728	87
5.339% due 12/25/2036 •		744	146

Hundred Acre Wood Trust
5.000% due 12/25/2051 •		7,011	6,566

Impac Secured Assets Trust
5.529% due 08/25/2036 •		1,402	1,218
5.669% due 05/25/2036 •		7	7

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043		1,410	1,398

Independence Plaza Trust
3.763% due 07/10/2035		20,320	19,796

IndyMac IMSC Mortgage Loan Trust
4.135% due 06/25/2037 ~		10,386	6,655

IndyMac INDX Mortgage Loan Trust
3.814% due 09/25/2036 ~		121	95
4.482% due 09/25/2036 ~		1,976	1,664

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	153

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.840% due 08/25/2035 ~	$31	$29
5.329% due 02/25/2037 •	1,837	1,690
5.369% due 10/25/2036 •	5	5
5.749% due 12/25/2034 •	206	161

Jefferies Resecuritization Trust
9.113% due 06/25/2047 ~	449	373

JP Morgan Alternative Loan Trust
5.289% due 11/25/2036 •	2,849	2,432
5.529% due 04/25/2047 •	790	750
6.000% due 12/27/2036	2,562	1,331

JP Morgan Chase Commercial Mortgage Securities Trust
2.949% due 09/06/2038 ~	10,000	9,638
6.221% due 06/15/2038 •	1,520	1,500
6.694% due 02/15/2035 •	1,052	1,024
6.961% due 03/15/2036 •	1,900	1,048
7.511% due 03/15/2036 •	29,900	14,967
8.311% due 03/15/2036 •	4,000	1,777

JP Morgan Mortgage Trust
0.150% due 03/25/2052 ~(a)	29,415	249
0.188% due 11/25/2051 ~(a)	44,435	473
0.450% due 07/25/2052 ~(a)	66,706	1,729
0.488% due 02/25/2052 ~(a)	47,812	1,341
0.500% due 12/25/2051 ~(a)	66,288	1,958
0.500% due 04/25/2052 ~(a)	9,879	194
0.500% due 05/25/2052 ~(a)	77,239	2,308
0.500% due 06/25/2052 ~(a)	38,952	1,162
2.500% due 12/25/2051 ~(a)	9,881	1,341
2.500% due 04/25/2052 ~(a)	7,762	1,063
3.000% due 01/25/2052 ~	69,868	61,446
3.000% due 03/25/2052 ~	34,293	30,159
3.000% due 04/25/2052 ~	64,371	56,631
3.500% due 09/25/2052 ~	11,029	10,018
4.196% due 06/25/2036 ~	2,904	2,015
4.445% due 01/25/2037 ~	1,589	1,248
4.625% due 07/25/2063 ~	4,375	4,292
5.000% due 12/25/2051 ~	2,692	2,687
5.000% due 05/25/2052 •	21,354	20,000
5.250% due 11/25/2063 ~	1,311	1,326
5.408% due 11/25/2035 ~	2,211	1,833
5.693% due 04/25/2035 ~	10	10
6.530% due 11/25/2054 •	59,866	59,685
6.530% due 12/25/2054 •	83,259	83,336
6.693% due 02/25/2055 •	13,700	13,726
6.842% due 07/25/2035 ~	5	5
7.000% due 08/25/2037	978	525
7.205% due 07/25/2035 ~	1	1

JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	2,032	1,897
6.000% due 09/26/2036 ~	3,295	2,610

KREST Commercial Mortgage Securities Trust
3.024% due 11/05/2044 ~	17,515	11,664

La Hipotecaria El Salvadorian Mortgage Trust
3.000% due 09/08/2039 «•	2,104	2,076
3.358% due 01/15/2046 «	4,482	4,258
3.508% due 11/24/2042 «•	8,101	7,838
4.250% due 09/29/2046 «	24,536	23,688

Legacy Mortgage Asset Trust
2.250% due 07/25/2067 þ	10,563	10,490
4.650% due 11/25/2060 þ	5,221	5,228
4.750% due 07/25/2061 þ	7,075	7,030
4.892% due 10/25/2066 þ	4,818	4,821
4.991% due 09/25/2060 ~	377	378
6.710% due 01/28/2070 •	12	12

Lehman Mortgage Trust
1.581% due 11/25/2036 •(a)	16,504	1,898
5.289% due 08/25/2036 •	82	55
5.419% due 11/25/2036 •	25,575	5,626
5.750% due 02/25/2037	3,684	2,502

Lehman XS Trust
5.209% due 08/25/2036 •	85	87
5.329% due 12/25/2036 •	6,204	5,909
5.429% due 04/25/2046 •	113	307
5.869% due 08/25/2047 •	1,752	1,445

Luminent Mortgage Trust
5.429% due 05/25/2037 •	24	19

Lux Trust
7.787% due 08/15/2040 •	8,300	8,356

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LUXE Commercial Mortgage Trust
6.964% due 10/15/2038 •	$13,069	$13,060
7.464% due 10/15/2038 •	47,401	47,360
7.964% due 10/15/2038 •	16,074	16,057

MASTR Asset Securitization Trust
6.250% due 01/25/2038	439	246

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	787	496
7.000% due 07/25/2035	2,041	1,381

Merrill Lynch Alternative Note Asset Trust
3.763% due 10/25/2047 ~	4,581	1,308

Merrill Lynch Mortgage Investors Trust
6.231% due 02/25/2036 ~	267	179

MF1 Ltd.
6.167% due 12/15/2034 •	5,270	5,207

MFA Trust
2.306% due 04/25/2065 ~	8,966	7,320
2.500% due 10/25/2051 ~(a)	28,887	4,141
4.250% due 02/25/2066 ~	984	956
6.105% due 12/25/2068 þ	4,652	4,696
6.775% due 10/25/2058 þ	4,820	4,918

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,862	1,808
2.750% due 08/25/2059 ~	4,403	4,257
3.500% due 04/25/2066 ~	9,411	9,224

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~	10,000	8,452
5.444% due 11/14/2042 ~	58	56
6.211% due 05/15/2036 •	2,671	1,876
6.644% due 11/15/2034 •	2,500	2,490
6.794% due 11/15/2034 •	4,000	3,970
7.009% due 12/15/2038 •	8,896	8,134
7.589% due 12/15/2038 •	24,544	21,462
8.288% due 12/15/2038 •	8,200	6,905

Morgan Stanley Mortgage Loan Trust
4.515% due 09/25/2035 ~	40	27
5.500% due 10/25/2037	284	274
5.750% due 02/25/2036 •	170	158
5.815% due 12/25/2035 ~	2,397	2,246
6.201% due 02/25/2047 þ	2,035	722

Morgan Stanley Re-REMIC Trust
3.689% due 02/26/2037 •	8,838	8,078

Morgan Stanley Residential Mortgage Loan Trust
5.044% due 07/25/2069 ~	14,360	14,369

Mortgage Equity Conversion Asset Trust
4.360% due 02/25/2042 •	1,039	1,020
4.400% due 01/25/2042 •	6,266	6,158
4.410% due 05/25/2042 •	4,181	4,093

MortgageIT Mortgage Loan Trust
5.429% due 06/25/2047 •	1,956	1,613
5.749% due 11/25/2034 •	92	88

New Residential Mortgage Loan Trust
2.000% due 09/25/2051 ~(a)	10,804	1,170
2.201% due 10/25/2058 ~	10,000	8,950
2.750% due 07/25/2059 ~	23,461	22,594
2.750% due 11/25/2059 ~	157	150
3.008% due 10/25/2058 ~	5,500	4,969
3.500% due 12/25/2058 ~	671	637
3.500% due 10/25/2059 ~	1,946	1,844
3.963% due 10/25/2058 ~	2,500	2,269

New York Mortgage Trust
3.750% due 02/25/2068 ~	1,875	1,788
5.629% due 08/25/2035 •	1,140	1,044

NLT Trust
3.200% due 10/25/2062 ~	3,425	3,119

OBX Trust
3.000% due 01/25/2052 ~	4,853	4,259
3.602% due 03/25/2053 ~	11,266	11,013
3.617% due 04/25/2053 ~	16,745	16,659
6.030% due 01/25/2064 þ	8,955	9,114
6.100% due 09/25/2062 þ	3,026	3,037
6.233% due 05/25/2064 þ	6,797	6,921
6.465% due 10/25/2063 þ	8,798	8,948
6.520% due 07/25/2063 þ	13,321	13,549
6.567% due 06/25/2063 þ	6,700	6,812
6.844% due 04/25/2063 þ	4,258	4,350
7.045% due 09/25/2063 þ	7,149	7,323
7.159% due 10/25/2063 þ	11,701	12,016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

One Bryant Park Trust
2.516% due 09/15/2054		$40,000	$35,646

OPEN Trust
8.186% due 10/15/2028 •		20,386	20,629

Preferred Residential Securities PLC
6.099% due 12/15/2043 •	GBP	4,656	6,052

PRET LLC
3.900% due 10/25/2063 ~		$4,164	4,027
7.021% due 02/25/2054 þ		28,514	28,760

PRKCM Trust
6.333% due 03/25/2059 þ		5,775	5,872
6.431% due 05/25/2059 þ		944	964
6.584% due 09/25/2058 þ		7,803	7,926
7.225% due 11/25/2058 þ		4,903	5,022

PRPM LLC
3.750% due 03/25/2054 þ		1,932	1,886
4.000% due 11/25/2053 þ		1,031	1,009
4.000% due 01/25/2054 þ		915	902
4.000% due 05/25/2054 þ		912	899
4.000% due 07/25/2054 þ		936	916
4.000% due 08/25/2054 þ		911	892
4.200% due 12/25/2064 þ		2,367	2,325
5.228% due 08/25/2069 þ		4,480	4,486
6.414% due 08/25/2029 þ		1,177	1,185
6.959% due 02/25/2029 þ		9,890	9,945

PRPM Trust
6.221% due 11/25/2068 þ		9,725	9,857
6.250% due 08/25/2068 þ		7,520	7,607
6.265% due 12/25/2068 þ		2,283	2,325
6.327% due 06/25/2069 þ		5,263	5,358

RBSGC Mortgage Pass-Through Loan Trust
5.269% due 01/25/2037 •		20,259	3,808

RBSSP Resecuritization Trust
4.516% due 12/25/2035 ~		2,070	1,938
6.000% due 06/26/2037 ~		130	114

RCKT Mortgage Trust
5.158% due 10/25/2044 «þ		10,680	10,666
5.846% due 08/25/2044 þ		14,285	14,472
6.141% due 04/25/2044 ~		17,556	17,780
6.147% due 06/25/2044 þ		16,688	16,970

Real Estate Asset Liquidity Trust
3.650% due 08/12/2053	CAD	5,598	4,087

Residential Accredit Loans, Inc. Trust
1.631% due 06/25/2037 •(a)		$2,385	269
5.249% due 01/25/2037 •		68	120
5.269% due 08/25/2035 •		107	81
5.319% due 08/25/2035 •		521	412
5.349% due 05/25/2037 •		2,993	2,755
5.369% due 06/25/2037 •		2,385	1,693
5.369% due 10/25/2046 •		595	565
5.519% due 01/25/2037 •		3,169	2,299
5.769% due 10/25/2045 •		88	72
5.948% due 12/25/2035 ~		3,783	1,602
6.036% due 10/25/2037 ~		5,038	4,287
6.483% due 09/25/2045 •		1,456	1,241
6.500% due 02/25/2037		2,710	2,274
7.046% due 05/25/2035 ~		53	30
8.000% due 04/25/2036 •		123	106

Residential Asset Securitization Trust
6.250% due 08/25/2036		451	285

Residential Funding Mortgage Securities, Inc. Trust
6.117% due 04/25/2037 ~		123	110

RiverView HECM Trust
5.239% due 05/25/2047 •		1,165	1,034

Seasoned Credit Risk Transfer Trust
4.000% due 07/25/2056 ~(g)		439	437
4.250% due 11/25/2059 ~		1,100	1,053

Seasoned Loans Structured Transaction Trust
6.250% due 05/25/2034 •		43,259	43,295

Sequoia Mortgage Trust
4.800% due 07/20/2037 ~		54	42
5.455% due 06/20/2036 •		48	45

SFO Commercial Mortgage Trust
6.711% due 05/15/2038 •		8,750	8,249
7.011% due 05/15/2038 •		15,140	14,090
7.611% due 05/15/2038 •		5,500	5,043

154	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMRT Commercial Mortgage Trust
6.097% due 01/15/2039 •	$30,128	$29,888

Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~	6,564	5,669
3.386% due 11/25/2066 ~	9,324	6,877

Starwood Mortgage Trust
6.961% due 04/15/2034 •	5,000	4,920
7.511% due 04/15/2034 •	9,200	9,052

Structured Adjustable Rate Mortgage Loan Trust
4.953% due 08/25/2035 ~	211	183
5.123% due 05/25/2035 ~	928	755
5.269% due 02/25/2037 •	2,164	2,031
5.329% due 10/25/2035 •	3,851	3,637
5.944% due 08/25/2035 •	5,025	4,528
7.269% due 12/25/2037 •	2,076	1,818

Structured Asset Mortgage Investments Trust
5.329% due 07/25/2046 •	41	35
5.349% due 07/25/2046 •	2,682	2,118
5.409% due 05/25/2036 •	316	254

Structured Asset Securities Corp.
0.000% due 11/25/2035 ~(a)	4,902	167
4.659% due 01/25/2036 ~	1,238	1,110
5.219% due 07/25/2035 •	540	489
5.229% due 11/25/2035 •	4,902	4,249

Structured Asset Securities Corp. Mortgage Loan Trust
5.259% due 10/25/2036 •	824	666

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.465% due 09/25/2033 ~	30	29

Thornburg Mortgage Securities Trust
5.839% due 03/25/2037 •	3,158	2,338

Towd Point Mortgage Trust
3.000% due 06/25/2058 ~	2,287	2,172
3.250% due 07/25/2056 ~	1,024	1,011
3.750% due 10/25/2056 ~	6,020	5,824
3.750% due 05/25/2058 ~	15,325	15,052
5.134% due 07/25/2065 ~	16,877	17,064
5.969% due 05/25/2058 •	2,371	2,446
5.969% due 10/25/2059 •	3,481	3,553

UBS-Barclays Commercial Mortgage Trust
0.351% due 08/10/2049 ~(a)	11,826	12

UWM Mortgage Trust
0.500% due 12/25/2051 ~(a)	21,717	620
2.500% due 11/25/2051 ~(a)	6,376	873
5.000% due 09/25/2051 •	7,685	7,228
5.000% due 12/25/2051 •	14,227	13,323

VASA Trust
6.461% due 07/15/2039 •	12,350	10,678
6.461% due 07/15/2039	2,500	2,162
6.961% due 07/15/2039 •	16,314	12,191
7.311% due 07/15/2039 •	11,635	7,979

Verus Securitization Trust
4.260% due 02/25/2067 þ	5,052	4,910
4.474% due 04/25/2067 þ	5,087	5,048
4.782% due 04/25/2067 ~	3,550	3,473
5.799% due 07/25/2069 þ	11,458	11,588
5.999% due 02/25/2068 þ	3,506	3,532
6.192% due 06/25/2069 þ	9,213	9,396
6.193% due 03/25/2068 þ	5,882	5,940
6.218% due 06/25/2069 þ	8,199	8,358
6.259% due 12/25/2068 þ	4,701	4,781
6.338% due 04/25/2069 þ	7,906	8,067
6.443% due 08/25/2068 þ	4,763	4,843
6.665% due 09/25/2068 þ	15,610	15,927
6.876% due 11/25/2068 ~	3,491	3,581
7.070% due 10/25/2068 þ	12,313	12,640

Visio Trust
6.598% due 10/25/2058 þ	4,074	4,146

WaMu Commercial Mortgage Securities Trust
5.912% due 11/23/2043 ~	317	317
7.022% due 12/27/2049 ~	7,369	7,394

WaMu Mortgage Pass-Through Certificates Trust
3.745% due 01/25/2037 ~	3,437	2,983
4.059% due 12/25/2036 ~	648	576
4.150% due 03/25/2037 ~	3,474	3,080
4.155% due 07/25/2037 ~	54	48
5.064% due 07/25/2037 ~	30	27

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.071% due 12/25/2035 ~		$144	$131
5.343% due 01/25/2035 ~		2,511	2,351
5.709% due 11/25/2034 •		438	418
5.749% due 10/25/2044 •		1,571	1,514
5.893% due 04/25/2047 •		528	446
5.933% due 07/25/2047 •		427	352
6.373% due 01/25/2047 •		3,938	3,560

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	2,271
5.902% due 12/21/2049		7,800	10,460
6.630% due 12/21/2049 •		2,387	3,209
7.130% due 12/21/2049 •		1,193	1,591
7.630% due 12/21/2049 •		682	906
8.130% due 12/21/2049 •		682	899

Washington Mutual Mortgage Pass-Through Certificates Trust
4.022% due 09/25/2036 þ		$5,091	1,403
5.469% due 02/25/2036 •		182	152
5.750% due 11/25/2035		577	529
5.823% due 01/25/2047 •		1,248	1,036
6.500% due 03/25/2036		6,260	4,654

Wells Fargo Alternative Loan Trust
5.509% due 03/25/2037 •		287	218

Wells Fargo Mortgage-Backed Securities Trust
5.469% due 06/25/2037 •		31	27
6.440% due 11/25/2037 ~		2,542	2,268

WSTN Trust
6.518% due 07/05/2037 ~		15,600	15,990

Total Non-Agency Mortgage-Backed Securities (Cost $4,779,896)			4,568,394

ASSET-BACKED SECURITIES 29.1%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •		9,400	9,400

ABFC Trust
6.219% due 06/25/2034 •		5,773	5,785

ACAS CLO Ltd.
6.431% due 10/18/2028 •		5,523	5,527

Accredited Mortgage Loan Trust
5.229% due 09/25/2036 •		2,164	2,149

Accunia European CLO DAC
4.635% due 07/15/2030 •	EUR	665	741

ACE Securities Corp. Home Equity Loan Trust
5.089% due 02/25/2037 •		$3,208	1,351
5.229% due 10/25/2036 •		5,271	1,821
5.269% due 12/25/2036 •		3,513	1,864
5.409% due 01/25/2037 •		4,767	1,063
5.569% due 02/25/2036 •		429	425
5.584% due 12/25/2035 •		6,827	6,485
5.649% due 07/25/2033 •		5,420	5,224
5.944% due 11/25/2033 •		1,932	1,921
6.139% due 02/25/2035 •		8,784	8,451

ACHV ABS Trust
5.070% due 10/27/2031		4,200	4,218

Aegis Asset-Backed Securities Trust
5.669% due 03/25/2035 •		1,846	1,789
5.914% due 06/25/2035 •		15,500	11,691

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
6.799% due 12/25/2034 •		5,085	4,561

AIMCO CLO
6.408% due 10/17/2034 •		13,100	13,100

Allegro CLO Ltd.
6.529% due 01/19/2033 •		1,000	1,001

Ally Auto Receivables Trust
4.140% due 07/16/2029		10,400	10,404
4.460% due 07/15/2027		16,200	16,200

Ally Bank Auto Credit-Linked Notes Trust
6.315% due 05/17/2032		436	441

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		5,618	5,621

Ameriquest Mortgage Securities Trust
5.539% due 04/25/2036 •		12,700	11,484

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.463% due 06/25/2034 •		$385	$367
5.884% due 01/25/2035 •		1,716	1,700
5.989% due 01/25/2036 •		5,000	4,375
6.094% due 11/25/2034 •		933	893

AMSR Trust
1.953% due 06/17/2038		4,000	3,668

Anchorage Capital CLO Ltd.
6.985% due 04/20/2037 •		34,000	34,208

Arbor Realty Commercial Real Estate Notes Ltd.
6.281% due 08/15/2034 •		3,776	3,762
6.561% due 11/15/2036 •		3,467	3,471

Arbour CLO DAC
0.000% due 11/15/2037 •(c)	EUR	2,000	2,226

AREIT LLC
7.195% due 08/17/2041 •		$8,972	9,023

AREIT Trust
7.017% due 11/17/2038 •		10,000	9,977

Argent Securities Trust
5.269% due 07/25/2036 •		11,892	10,528

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.552% due 02/25/2034 •		302	308
5.729% due 02/25/2036 •		5,562	4,442

Ascent Education Funding Trust
6.140% due 10/25/2050		3,154	3,244

Asset-Backed Securities Corp. Home Equity Loan Trust
3.478% due 03/25/2036 •		1,546	1,399
3.972% due 12/25/2036 •		9,200	8,468
5.049% due 05/25/2037 •		303	216
5.929% due 11/25/2033 •		2,442	2,448

Atlas Senior Loan Fund Ltd.
6.725% due 10/24/2031 •		11,524	11,539

Ayresome CDO Ltd.
8.830% due 12/08/2045 •		2,266	551

Bain Capital Credit CLO Ltd.
1.000% due 07/16/2034 (c)		20,100	20,100
6.375% due 07/19/2034 •		13,300	13,300

Ballyrock CLO Ltd.
6.674% due 07/20/2034 •		8,750	8,758

Barings CLO Ltd.
6.691% due 01/18/2035 •		12,300	12,311

Bayview Financial Asset Trust
5.419% due 03/25/2037 •		3,349	3,326

Bear Stearns Asset-Backed Securities Trust
5.269% due 11/25/2036 •		1,109	1,093
5.419% due 06/25/2036 •		11,586	11,115
5.449% due 07/25/2036 •		636	635
5.476% due 12/25/2035 •		5,095	4,878
5.824% due 07/25/2034 •		6,123	6,059
6.169% due 06/25/2036 •		3,154	3,217
6.500% due 09/25/2046		16,214	3,756

Benefit Street Partners CLO Ltd.
6.643% due 07/15/2032 •		3,200	3,200

Black Diamond CLO DAC
4.548% due 01/20/2032	EUR	1,086	1,210

Blackrock European CLO DAC
4.305% due 10/15/2031 •		6,352	7,064

BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		440	473
4.405% due 01/15/2031 •		5,013	5,577

BNC Mortgage Loan Trust
5.189% due 03/25/2037 •		$29,581	24,068
5.259% due 05/25/2037 •		10,000	8,375

BNPP AM Euro CLO DAC
4.335% due 10/15/2031 •	EUR	246	273

Cairn CLO DAC
4.465% due 10/15/2031 •		4,947	5,495

Carlyle Euro CLO DAC
4.385% due 01/15/2031 •		5,362	5,956

Carlyle Global Market Strategies CLO Ltd.
6.430% due 05/15/2031 •		$4,002	4,007
6.575% due 07/27/2031 •		2,540	2,544

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	155

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carmax Select Receivables Trust
5.400% due 11/15/2028		$1,700	$1,733
5.780% due 09/15/2027		2,900	2,924
6.072% due 09/15/2027 •		1,600	1,601

Carrington Mortgage Loan Trust
5.189% due 10/25/2036 •		11,809	10,596

Carvana Auto Receivables Trust
4.530% due 01/10/2029		13,060	13,066
4.670% due 12/10/2030		19,760	19,774
4.840% due 12/10/2027		3,960	3,964
4.850% due 06/12/2028		2,000	2,019
4.900% due 12/10/2030		8,558	8,558
5.710% due 07/10/2028		4,400	4,477
5.710% due 07/10/2029		4,270	4,420
5.820% due 08/10/2028		5,900	6,000
5.900% due 08/10/2027		7,000	7,036
5.980% due 12/10/2027		4,603	4,637
6.090% due 11/10/2026		1,984	1,989
6.160% due 10/10/2028		1,500	1,531

Centerline Logistics Corp.
9.250% due 12/15/2027 «		5,561	5,631
9.750% due 12/15/2027 «		6,283	6,361

Centex Home Equity Loan Trust
5.929% due 03/25/2035 •		1,653	1,624

Chase Auto Owner Trust
5.220% due 07/25/2029		13,600	13,913

CIFC Funding Ltd.
6.411% due 04/19/2029 •		5,214	5,219
6.641% due 07/18/2031 •		7,256	7,270

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •		4,869	4,953

Citicorp Residential Mortgage Trust
4.528% due 06/25/2037 þ		8,710	7,027

Citigroup Mortgage Loan Trust
5.149% due 01/25/2037 •		2,331	1,712
5.229% due 08/25/2036 •		65	65
5.229% due 07/25/2045 •		4,994	3,511
5.269% due 12/25/2036 •		2,840	1,143
5.289% due 09/25/2036 •		2,142	1,645
5.569% due 10/25/2036 •		5,665	3,248
5.644% due 10/25/2035 •		1,393	1,365

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.914% due 10/25/2034 •		1,274	1,229

College Avenue Student Loans LLC
1.600% due 07/25/2051		10,964	10,008
1.760% due 06/25/2052		8,594	7,714
2.320% due 07/26/2055		4,683	4,263
4.130% due 12/26/2047		1,434	1,381
6.169% due 12/26/2047 •		1,045	1,039
6.619% due 11/26/2046 •		1,934	1,936

Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	30,000	21,350

Commonbond Student Loan Trust
1.980% due 08/25/2050		$4,546	4,007

Conseco Finance Securitizations Corp.
8.310% due 05/01/2032 ~		19,650	3,310

Countrywide Asset-Backed Certificates Trust
4.288% due 02/25/2035 ~		5,174	4,630
4.337% due 01/25/2037 •		16,600	15,389
5.109% due 06/25/2037 •		5,944	5,641
5.109% due 07/25/2037 •		175	173
5.109% due 06/25/2047 •		1,750	1,644
5.189% due 09/25/2037 •		243	254
5.219% due 02/25/2036 •		896	860
5.229% due 12/25/2036 •		9,887	9,168
5.249% due 06/25/2047 •		17,020	15,608
5.369% due 09/25/2047 •		618	585
5.409% due 07/25/2034 •		2,661	2,641
5.409% due 09/25/2047 •		934	924
5.449% due 03/25/2037 •		15,762	14,879
5.449% due 10/25/2046 •		7,299	7,190
5.469% due 04/25/2046 •		1,794	1,762
5.489% due 09/25/2046 •		4,109	3,948
5.494% due 07/25/2036 •		6,096	6,039
5.524% due 07/25/2036 •		14,425	13,778
5.669% due 07/25/2034 •		6,275	6,263

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.709% due 08/25/2047 •		$889	$866
5.869% due 10/25/2034 •		531	532
5.869% due 05/25/2036 •		864	847
5.914% due 11/25/2034 •		1,116	1,117
5.914% due 02/25/2036 •		1,531	1,514
5.989% due 10/25/2032 •		2,278	2,189
6.049% due 01/25/2036 •		4,439	4,421
6.469% due 02/25/2035 •		1,341	1,334

Countrywide Revolving Home Equity Loan Trust
5.391% due 05/15/2036 •		263	262

CPS Auto Receivables Trust
4.650% due 03/15/2029		6,500	6,499
4.760% due 01/15/2031		8,700	8,692
4.910% due 06/15/2028		8,300	8,309
5.880% due 02/15/2028		10,517	10,584

Credit-Based Asset Servicing & Securitization CBO Ltd.
8.770% due 02/16/2041 •		248,640	4,692
8.840% due 12/15/2034 •		15,662	1,201

Credit-Based Asset Servicing & Securitization LLC
3.040% due 05/25/2036 •		8,098	5,471
3.620% due 12/25/2035 •		847	836
5.512% due 07/25/2037 •		95	63

Credit-Based Asset Servicing & Securitization Trust
5.089% due 11/25/2036 •		1,880	858

CSAB Mortgage-Backed Trust
6.500% due 11/25/2036 þ		58	9

CVC Cordatus Loan Fund DAC
4.335% due 10/15/2031 •	EUR	6,743	7,496
4.338% due 07/21/2030 •		546	608

Diameter Capital CLO Ltd.
7.131% due 01/15/2037 •		$22,600	22,770

Drive Auto Receivables Trust
4.500% due 09/15/2028		8,800	8,801
4.520% due 07/16/2029		20,000	19,995
4.670% due 05/17/2032		20,000	19,987
4.940% due 12/15/2027		27,000	27,026

Dryden Euro CLO DAC
1.650% due 04/15/2033	EUR	5,600	5,834
4.345% due 04/15/2033 •		6,114	6,802

ECMC Group Student Loan Trust
6.395% due 07/25/2069 •		$4,191	4,190

Ellington Loan Acquisition Trust
6.019% due 05/25/2037 •		1,881	1,861
6.069% due 05/25/2037 •		3,343	3,273
6.469% due 05/25/2037 •		6,450	6,307

Elmwood CLO Ltd.
6.916% due 01/17/2034 •		11,600	11,600

EMC Mortgage Loan Trust
6.069% due 08/25/2040 •		487	491

Encore Credit Receivables Trust
6.004% due 10/25/2035 •		3,552	3,268

Enterprise Fleet Financing LLC
4.980% due 08/21/2028		3,500	3,565
5.310% due 04/20/2027		4,200	4,246

Equifirst Loan Securitization Trust
5.159% due 04/25/2037 •		21,294	19,525

Euro-Galaxy CLO DAC
1.600% due 04/24/2034	EUR	2,800	2,897
4.325% due 04/24/2034 •		4,289	4,748
5.105% due 04/24/2034 •		2,200	2,451

Exeter Automobile Receivables Trust
4.450% due 03/15/2028		$5,600	5,596
4.480% due 04/16/2029		10,000	9,990
4.640% due 01/15/2030		10,000	9,990
4.790% due 04/15/2027		8,400	8,401
5.280% due 08/15/2030		4,200	4,241
5.600% due 05/17/2027		23,700	23,771
6.310% due 10/15/2027		500	504

FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,200	1,241
5.540% due 04/16/2029		3,900	3,994
5.760% due 11/15/2027		8,000	8,060

FHF Issuer Trust
5.690% due 02/15/2030		7,164	7,262
5.890% due 06/15/2030		5,000	5,089
6.790% due 10/15/2029		5,817	5,941

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FHF Trust
5.390% due 05/15/2028		$8,000	$8,002

First Franklin Mortgage Loan Trust
5.129% due 11/25/2036 •		552	549
5.189% due 12/25/2037 •		1,062	1,021
5.289% due 04/25/2036 •		2,243	2,189
5.539% due 02/25/2036 •		5,500	5,194
5.719% due 12/25/2035 •		7,897	7,716
5.779% due 10/25/2035 •		5,741	6,503
5.914% due 06/25/2034 •		3,107	3,035
6.619% due 01/25/2035 •		5,671	5,563

Ford Credit Auto Owner Trust
4.650% due 02/15/2028		3,900	3,911

Fremont Home Loan Trust
5.109% due 01/25/2037 •		16,271	8,376
5.289% due 05/25/2036 •		15,061	9,544
5.289% due 08/25/2036 •		24,711	7,889
5.899% due 04/25/2035 •		5,843	5,657

Galaxy CLO Ltd.
6.533% due 10/15/2030 •		6,199	6,205

GE-WMC Mortgage Securities Trust
5.269% due 08/25/2036 •		12,587	5,366

Generate CLO Ltd.
7.112% due 10/20/2036 •		31,600	31,839

GLS Auto Receivables Issuer Trust
5.020% due 04/17/2028		2,000	2,016
5.080% due 01/16/2029		3,200	3,238
5.210% due 02/18/2031		8,200	8,321
5.350% due 08/16/2027		5,700	5,723

GLS Auto Select Receivables Trust
5.240% due 03/15/2030		4,485	4,521
5.590% due 10/15/2029		1,900	1,931
5.640% due 08/15/2030		500	514
5.920% due 08/15/2030		500	515

GM Financial Automobile Leasing Trust
4.210% due 10/20/2027 (c)		14,500	14,500
4.290% due 01/20/2027 (c)		10,580	10,582

GMF Canada Leasing Trust Asset-Backed Notes
4.827% due 08/20/2029	CAD	5,000	3,753
4.883% due 12/21/2026 «		5,000	3,830
4.981% due 02/20/2026		3,052	2,260

GoldenTree Loan Management U.S. CLO Ltd.
6.602% due 04/20/2035 •		$1,660	1,661

Golub Capital Partners CLO Ltd.
6.564% due 04/20/2031 •		1,732	1,733

Goodgreen Trust
3.930% due 10/15/2053 ~		4,793	4,487

GPMT Ltd.
6.729% due 07/16/2035 •		15,000	14,746
7.079% due 07/16/2035 •		5,000	4,910
7.529% due 07/16/2035 •		10,000	9,420

GreenSky Home Improvement Trust
5.550% due 06/25/2059		1,800	1,849
5.870% due 06/25/2059		5,000	5,107
5.880% due 06/25/2059		9,300	9,408
6.360% due 06/25/2059		1,500	1,538
7.330% due 06/25/2059		5,000	5,147

GS Mortgage-Backed Securities Trust
1.000% due 01/02/2064 «(c)		152	152
3.550% due 01/02/2064 «(c)		120,768	104,969

GSAA Home Equity Trust
5.429% due 04/25/2047 •		5,585	2,537
5.449% due 12/25/2036 •		6,205	2,183
5.569% due 05/25/2047 •		277	169
5.614% due 06/25/2035 •		508	504
5.689% due 06/25/2035 •		5,440	5,286
5.825% due 06/25/2036 ~		14,252	3,574
5.985% due 06/25/2036 ~		622	156
6.000% due 10/25/2037		89	79
6.032% due 05/25/2037 þ		7,706	3,453
6.844% due 02/25/2035 •		900	893

GSAMP Trust
5.089% due 12/25/2036 •		748	376
5.109% due 12/25/2036 •		5,286	2,864
5.269% due 08/25/2036 •		10,051	8,165
5.854% due 07/25/2045 •		4,400	4,004

156	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest CLO DAC
4.368% due 10/20/2031 •	EUR	6,978	$7,744

Hayfin Emerald CLO
5.072% due 07/18/2038 •		2,500	2,791

Hildene TruPS Financials Note Securitization Ltd.
6.926% due 10/10/2038 •		$14,525	14,525

Home Equity Asset Trust
5.674% due 01/25/2036 •		12,677	12,074
5.944% due 12/25/2034 •		532	531

Home Equity Loan Trust
5.309% due 04/25/2037 •		600	530

Home Equity Mortgage Loan Asset-Backed Trust
5.209% due 04/25/2037 •		5,526	3,785
5.449% due 08/25/2036 •		8,800	8,205

Home Partners of America Trust
1.901% due 12/17/2026		8,638	8,168
2.200% due 01/17/2041		2,438	2,215

HSI Asset Securitization Corp. Trust
5.119% due 12/25/2036 •		3,604	3,303
5.159% due 01/25/2037 •		2,212	1,590
5.169% due 07/25/2036 •		6,681	2,951
5.749% due 11/25/2035 •		619	576

ICG U.S. CLO Ltd.
6.576% due 04/25/2031 •		815	816

IndyMac INDB Mortgage Loan Trust
5.109% due 07/25/2036 •		10,612	3,468

Invitation Homes Trust
6.311% due 01/17/2038 •		36,634	36,684

Jamestown CLO Ltd.
0.000% due 07/25/2035 •		20,100	20,119

JP Morgan Mortgage Acquisition Corp.
5.479% due 02/25/2036 •		2,849	2,815
5.899% due 12/25/2035 •		680	663

JP Morgan Mortgage Acquisition Trust
4.601% due 11/25/2036 •		4,000	4,200
5.179% due 10/25/2036 •		502	497

Jubilee CLO DAC
1.650% due 04/15/2031	EUR	1,700	1,765
4.285% due 04/15/2030 •		746	831
4.335% due 04/15/2031 •		4,600	5,116

KKR CLO Ltd.
6.963% due 04/15/2031 •		$11,700	11,709
7.141% due 07/18/2030 •		19,500	19,517

LAD Auto Receivables Trust
5.460% due 07/16/2029		1,200	1,230
5.610% due 08/15/2028		3,500	3,562

LCCM Trust
6.661% due 11/15/2038 •		19,500	19,363

LCM Ltd.
6.562% due 07/20/2034 •		6,750	6,762

Lehman XS Trust
5.209% due 02/25/2037 •		4,347	4,144
5.289% due 02/25/2037 •		1,614	1,540

Lendbuzz Securitization Trust
4.970% due 10/15/2029		5,500	5,510

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029		776	774

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		1,815	1,779

Lendmark Funding Trust
5.530% due 06/21/2032		5,400	5,521

LoanCore Issuer Ltd.
6.892% due 01/17/2037 •		6,411	6,415

Long Beach Mortgage Loan Trust
5.259% due 07/25/2036 •		8,558	6,011
5.269% due 05/25/2036 •		1,530	821
5.289% due 09/25/2036 •		23,313	6,513
5.289% due 10/25/2036 •		18,487	6,075
5.409% due 06/25/2034 •		913	903
5.674% due 11/25/2035 •		7,921	7,406
5.764% due 06/25/2034 •		33	33
5.884% due 08/25/2035 •		3,000	2,784
6.244% due 02/25/2035 •		2,015	1,990

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Madison Park Funding Ltd.
6.321% due 10/22/2034 •	$2,600	$2,600
6.495% due 07/27/2031 •	4,205	4,227

Magnetite Ltd.
6.835% due 10/25/2033 •	34,800	34,817

MAPS Ltd.
4.212% due 05/15/2043	1,259	1,243

Marlette Funding Trust
7.130% due 12/15/2033	9,268	9,441

MASTR Asset-Backed Securities Trust
5.269% due 06/25/2036 •	9,251	3,307
5.289% due 10/25/2036 •	2,040	1,028
5.329% due 02/25/2036 •	4,759	1,788
5.429% due 01/25/2037 •	10,143	2,930
5.449% due 10/25/2036 •	7,718	6,868
5.549% due 12/25/2035 •	67	67
5.719% due 10/25/2035 •	4,322	4,127
5.749% due 02/25/2034 •	816	864
6.019% due 05/25/2035 •	3,080	3,031

Merrill Lynch Mortgage Investors Trust
5.189% due 08/25/2037 •	2,530	1,321
5.249% due 04/25/2047 •	10,576	4,329
5.259% due 08/25/2037 •	8,451	7,696
5.269% due 08/25/2037 •	23,318	12,210
5.349% due 04/25/2047 •	4,504	1,844
5.689% due 06/25/2035 •	29	36

MF1 LLC
6.702% due 03/19/2039 •	9,500	9,508

MF1 Ltd.
6.879% due 10/16/2036 •	10,000	9,775

MF1 Multifamily Housing Mortgage Loan Trust
6.397% due 07/15/2036 •	20,000	19,784

Morgan Stanley ABS Capital, Inc. Trust
3.771% due 01/25/2035 •	7,488	6,768
5.029% due 05/25/2037 •	3,575	2,751
5.069% due 10/25/2036 •	6,469	2,878
5.179% due 01/25/2037 •	3,759	1,703
5.429% due 09/25/2036 •	4,938	2,143
5.854% due 11/25/2034 •	1,810	1,761
5.899% due 07/25/2034 •	85	88
5.944% due 02/25/2035 •	6,058	4,895
6.019% due 04/25/2035 •	151	145
8.769% due 02/25/2047 •	3,940	3,236

Morgan Stanley IXIS Real Estate Capital Trust
5.039% due 11/25/2036 •	9,374	3,073
5.119% due 11/25/2036 •	14,402	4,722
5.269% due 07/25/2036 •	16,237	6,590

Morgan Stanley Mortgage Loan Trust
5.449% due 04/25/2037 •	1,439	396
6.226% due 10/25/2036 þ	2,267	652

Mountain View CLO LLC
6.638% due 10/16/2029 •	1,144	1,144

Nassau Ltd.
6.713% due 07/15/2031 •	7,980	7,984

Navient Private Education Refi Loan Trust
1.690% due 05/15/2069	4,982	4,689
4.000% due 12/15/2059	2,476	2,450
6.261% due 12/15/2059 •	1,259	1,260

Navient Student Loan Trust
6.195% due 07/26/2066 •	8,183	8,191

Nelnet Student Loan Trust
6.640% due 02/20/2041	11,666	11,942
7.545% due 02/20/2041 •	12,490	12,515

Neuberger Berman Loan Advisers CLO Ltd.
6.584% due 04/20/2031 •	8,020	8,025

New Century Home Equity Loan Trust
5.914% due 06/25/2035 •	3,612	3,723

Northwoods Capital Ltd.
6.137% due 06/15/2031 •	12,700	12,700

NovaStar Mortgage Funding Trust
7.069% due 12/25/2034 •	120	105

Ocean Trails Clo
0.000% due 10/15/2034 •(c)	1,400	1,400

OneMain Financial Issuance Trust
6.842% due 09/15/2036 •	2,600	2,643

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oportun Issuance Trust
5.860% due 02/09/2032		$6,600	$6,614
6.334% due 04/08/2031		784	786

Option One Mortgage Loan Trust
5.099% due 07/25/2037 •		2,147	1,393
5.149% due 04/25/2037 •		158	92
5.704% due 05/25/2035 •		2,306	2,211

Option One Mortgage Loan Trust Asset-Backed Certificates
5.659% due 11/25/2035 •		6,460	6,191

Oscar U.S. Funding LLC
4.470% due 03/12/2029 «		2,200	2,194
4.630% due 12/10/2027 «		7,100	7,103

Oxford Finance Funding LLC
3.602% due 02/15/2030		13,689	13,496

OZLM Ltd.
7.244% due 07/20/2032 •		9,750	9,768

Pagaya AI Debt Selection Trust
5.065% due 03/15/2032		7,300	7,328
5.331% due 01/15/2032		6,700	6,719
6.093% due 11/15/2031		3,042	3,071
6.117% due 12/15/2031		4,324	4,376
6.258% due 10/15/2031		7,480	7,558
6.278% due 10/15/2031		3,461	3,495
6.319% due 08/15/2031		2,951	2,991
6.660% due 07/15/2031		511	520
7.228% due 07/15/2031		576	577
7.400% due 03/15/2030 ~		749	755
7.625% due 04/15/2031		1,300	1,311
7.656% due 05/15/2030		500	504
8.258% due 12/16/2030 ~		1,230	1,243
8.609% due 07/15/2030 ~		817	830
9.099% due 04/15/2031		800	821
9.435% due 07/15/2030		2,850	2,907
9.570% due 12/16/2030		4,224	4,316

Palmer Square CLO Ltd.
6.602% due 04/20/2035 •		10,770	10,775
6.832% due 10/20/2033 •		41,300	41,300

Palmer Square European Loan Funding DAC
4.568% due 01/15/2033 •	EUR	1,100	1,226

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.094% due 10/25/2034 •		$12,219	12,178
6.844% due 09/25/2034 •		177	173
7.069% due 09/25/2034 •		9,202	8,427

PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		7,200	7,250
5.040% due 09/15/2027		13,000	13,056

People’s Choice Home Loan Securities Trust
5.854% due 06/25/2034 •		2,462	2,336

PFP Ltd.
6.915% due 09/17/2039 •		12,500	12,558

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039 «(c)		8,360	8,344

Popular ABS Mortgage Pass-Through Trust
5.464% due 07/25/2036 •		4,589	4,342

PRET LLC
2.487% due 07/25/2051 þ		6,987	6,949
2.487% due 10/25/2051 ~		2,943	2,942
4.744% due 07/25/2051 þ		7,545	7,463
4.868% due 07/25/2051 þ		8,205	8,117
4.992% due 02/25/2061 þ		7,960	7,965
5.963% due 09/25/2054 þ		7,100	7,135
6.996% due 07/25/2054 þ		8,921	9,034
7.143% due 01/25/2054 þ		4,721	4,828
7.143% due 03/25/2054 þ		8,790	8,920
8.112% due 11/25/2053 þ		8,740	8,874
8.232% due 09/25/2053 þ		10,674	10,950
8.497% due 10/25/2053 þ		40,382	41,190

PRET Trust
4.075% due 06/25/2064 ~		3,900	3,737

Providus CLO DAC
0.000% due 10/15/2038 •(c)	EUR	1,750	1,948

RAAC Trust
5.569% due 06/25/2044 •		$21	18
5.669% due 03/25/2034 •		37	37
6.469% due 09/25/2047 •		4,220	4,134

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	157

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RCKT Mortgage Trust
5.344% due 09/25/2044 þ		$6,633	$6,673
6.025% due 02/25/2044 ~		3,393	3,432

Reach ABS Trust
5.880% due 07/15/2031		3,736	3,761
6.300% due 02/18/2031		1,924	1,937

Ready Capital Mortgage Financing LLC
7.219% due 04/25/2038 •		3,148	3,140

Regatta Funding Ltd.
6.311% due 01/15/2033 •		11,100	11,100

Regional Management Issuance Trust
5.830% due 07/15/2036		2,500	2,590

Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ		9,077	2,986
5.608% due 05/25/2036 þ		6,712	2,988
5.746% due 05/25/2036 þ		2,134	973
5.951% due 05/25/2035 þ		5,773	5,910
6.011% due 05/25/2036 þ		3,091	1,473
6.166% due 05/25/2036 þ		3,374	1,648

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		11,488	11,186
4.320% due 09/25/2030		4,944	4,951
7.090% due 06/25/2032		2,230	2,256
7.130% due 01/26/2032		8,388	8,486

Residential Asset Mortgage Products Trust
5.649% due 12/25/2035 •		6,581	5,793
5.659% due 10/25/2035 •		18	17
6.019% due 07/25/2035 •		2,500	2,255
6.219% due 10/25/2034 •		9,625	8,971

Residential Asset Securities Corp. Trust
5.429% due 06/25/2036 •		7,083	6,933
5.669% due 06/25/2035 •		40	40
5.914% due 04/25/2035 •		1,941	1,930
5.974% due 05/25/2035 •		3,709	3,693
6.004% due 08/25/2035 •		11,600	11,343

Sandstone Peak Ltd.
0.000% due 10/15/2034 •		18,500	18,500

Santander Drive Auto Receivables Trust
4.850% due 01/16/2029		10,000	10,062
4.930% due 09/17/2029		9,500	9,583
5.410% due 07/15/2027		19,200	19,249
5.630% due 01/16/2029		21,300	21,667
5.910% due 06/15/2027		21,192	21,289

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		4,922	4,699

Saranac CLO Ltd.
6.615% due 06/22/2030 •		1,805	1,810

Saxon Asset Securities Trust
1.671% due 11/25/2035 •		1,227	1,206
5.279% due 09/25/2037 •		1,058	1,011
5.404% due 09/25/2036 •		2,593	2,443

SBNA Auto Lease Trust
6.520% due 04/20/2028		3,400	3,506

SCCU Auto Receivables Trust
5.110% due 06/15/2029		10,900	11,064
5.160% due 05/15/2030		9,100	9,275
5.450% due 12/15/2027		17,900	18,001
5.700% due 10/16/2028		5,100	5,206
5.700% due 08/15/2029		2,800	2,890

Securitized Asset-Backed Receivables LLC Trust
5.089% due 09/25/2036 •		2,466	1,738
5.149% due 07/25/2036 •		3,048	1,086
5.289% due 09/25/2036 •		21,549	15,187
5.449% due 09/25/2036 •		3,942	2,778
5.584% due 01/25/2035 •		8,061	7,752

SLM Student Loan Trust
4.031% due 12/15/2033 •	EUR	556	577
4.235% due 07/25/2039 •		703	726
6.221% due 10/25/2029 •		$38	38

SMB Private Education Loan Trust
1.290% due 07/15/2053		3,182	2,969
2.310% due 01/15/2053		5,281	5,046
4.550% due 02/16/2055		25,864	25,202
4.950% due 02/16/2055		11,680	11,443
5.090% due 10/16/2056		2,500	2,539
5.380% due 07/15/2053		28,630	29,426

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/17/2052	$14,326	$14,769
6.442% due 06/17/2052 •	2,884	2,865
6.442% due 07/15/2053 •	19,476	19,295
6.700% due 10/16/2056 •	3,400	3,407
7.142% due 10/16/2056 •	1,770	1,798
7.192% due 05/16/2050 •	2,231	2,268

SoFi Professional Loan Program LLC
2.650% due 09/25/2040	111	109

SoFi Professional Loan Program Trust
1.030% due 08/17/2043	9,064	8,013

Sound Point CLO Ltd.
6.526% due 07/25/2030 •	1,954	1,955
6.726% due 10/25/2034 •	10,400	10,406
7.344% due 07/20/2032 •	9,250	9,267

Soundview Home Loan Trust
5.079% due 01/25/2037 •	2,350	1,723
5.139% due 07/25/2037 •	234	207
5.469% due 06/25/2036 •	6,324	6,196
5.529% due 05/25/2036 •	9,575	9,288
5.959% due 06/25/2035 •	3,423	3,278

Specialty Underwriting & Residential Finance Trust
5.269% due 09/25/2037 •	910	630
5.669% due 03/25/2037 •	273	151

Start Ltd.
4.089% due 03/15/2044	2,905	2,806

Starwood Commercial Mortgage Trust
6.929% due 04/18/2038 •	5,000	4,883
7.229% due 04/18/2038 •	7,825	7,703

Store Master Funding LLC
4.290% due 10/20/2048	4,046	3,975

Stream Innovations Trust
6.270% due 07/15/2044	3,266	3,356

Structured Asset Investment Loan Trust
5.142% due 07/25/2036 •	6,004	3,530
5.569% due 04/25/2036 •	34,331	17,818
5.734% due 08/25/2035 •	2,722	2,650
5.769% due 04/25/2034 •	2,813	2,789

Structured Asset Securities Corp. Mortgage Loan Trust
5.104% due 02/25/2037 •	10,441	10,002
5.239% due 07/25/2036 •	77	77
5.289% due 12/25/2036 •	18,675	17,702
5.389% due 02/25/2037 •	4,186	4,100
5.974% due 11/25/2035 •	431	428

Sycamore Tree CLO Ltd.
6.962% due 01/20/2037 •	19,900	20,018

Symphony CLO Ltd.
6.031% due 04/18/2033 •	8,500	8,500
6.875% due 04/25/2034 •	25,100	25,134

Taberna Preferred Funding Ltd.
5.844% due 05/05/2038 •	13	13
5.864% due 12/05/2036 •	27,941	24,449
5.934% due 11/05/2035 •	1,366	1,271

TCI-Symphony CLO Ltd.
7.113% due 10/13/2032 •	18,530	18,545

Terwin Mortgage Trust
5.469% due 05/25/2038 •	4,730	2,456

Thunderbolt Aircraft Lease Ltd.
4.147% due 09/15/2038 þ	12,882	11,865

Towd Point Mortgage Trust
6.290% due 05/25/2064 ~	15,099	15,295

Tricolor Auto Securitization Trust
6.360% due 12/15/2027	1,937	1,954

Tropic CDO Ltd.
5.883% due 07/15/2036 •	9,005	8,555
6.313% due 04/15/2034 •	82	82

U.S. Capital Funding Ltd.
5.846% due 10/10/2040 •	522	483

United Auto Credit Securitization Trust
6.170% due 08/10/2026	761	763

Upstart Pass-Through Trust
4.300% due 05/20/2030	1,074	1,056
7.900% due 10/20/2028	3,004	3,055

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	1,340	1,289

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture CLO Ltd.
6.370% due 09/07/2030 •	$12,580	$12,592
6.623% due 07/15/2031 •	5,075	5,079
7.267% due 07/30/2032 •	14,200	14,226

Veros Auto Receivables Trust
6.280% due 11/15/2027	2,203	2,220

Vibrant CLO Ltd.
7.244% due 07/20/2032 •	12,125	12,145

VMC Finance LLC
6.579% due 06/16/2036 •	6,000	6,009
6.929% due 06/16/2036 •	7,000	6,826
7.379% due 06/16/2036 •	3,000	2,812

Voya CLO Ltd.
7.013% due 10/15/2030 •	4,000	4,005

Wells Fargo Home Equity Asset-Backed Securities Trust
7.069% due 11/25/2035 •	12,824	12,591

Whitehorse Ltd.
6.813% due 10/15/2031 •	14,535	14,553

Wind River CLO Ltd.
7.213% due 07/15/2031 •	13,250	13,270

Total Asset-Backed Securities (Cost $3,250,502)		3,152,796

SHORT-TERM INSTRUMENTS 0.7%

SHORT-TERM NOTES 0.0%

GreenSky Home Improvement Trust
5.850% due 06/25/2025	507	507

U.S. TREASURY BILLS 0.7%
4.998% due 10/17/2024 - 12/19/2024 (d)(e)(j)(l)	71,668	71,263

Total Short-Term Instruments (Cost $71,743)		71,770

Total Investments in Securities (Cost $23,088,537)		22,504,180

	SHARES
INVESTMENTS IN AFFILIATES 2.7%

SHORT-TERM INSTRUMENTS 2.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%

PIMCO Short-Term Floating NAV Portfolio III	30,278,712	294,824

Total Short-Term Instruments (Cost $294,729)		294,824

Total Investments in Affiliates (Cost $294,729)		294,824

Total Investments 210.2% (Cost $23,383,266)		$22,799,004

Financial Derivative Instruments (i)(k) 0.7% (Cost or Premiums, net $381,547)		76,749

Other Assets and Liabilities, net (110.9)%		(12,027,694)

Net Assets 100.0%		$10,848,059

158	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Seasoned Credit Risk Transfer Trust	4.000%	07/25/2056	05/03/2022 - 05/10/2022	$437	$437	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
FAR	5.290%	09/16/2024	10/15/2024	$(650,988)	$(652,423)
	5.290	09/17/2024	10/15/2024	(240,607)	(241,102)
SBI	5.290	09/16/2024	10/15/2024	(1,224,727)	(1,227,426)
	5.290	09/18/2024	10/15/2024	(49,250)	(49,344)

Total Reverse Repurchase Agreements					$(2,170,295)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (37.3)%
Uniform Mortgage-Backed Security, TBA	1.500%	10/01/2039	$9,500	$(8,563)	$(8,481)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2039	223,900	(205,845)	(205,233)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2054	42,750	(35,823)	(35,404)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2054	674,735	(589,233)	(583,172)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2039	29,425	(28,053)	(28,226)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2054	837,000	(746,007)	(751,337)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2054	1,106,980	(999,337)	(994,854)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2054	834,710	(772,857)	(778,005)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2039	120,300	(119,993)	(119,466)
Uniform Mortgage-Backed Security, TBA	5.000	10/01/2054	298,680	(299,330)	(298,528)
Uniform Mortgage-Backed Security, TBA	5.000	11/01/2054	247,920	(248,472)	(247,814)

Total Short Sales (37.3)%				$(4,053,513)	$(4,050,520)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FAR	$0	$(893,525)	$0	$(893,525)	$925,864	$32,339
SBI	0	(1,276,770)	0	(1,276,770)	1,307,839	31,069

Total Borrowings and Other Financing Transactions	$0	$(2,170,295)	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	159

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(2,170,295)	$0	$0	$(2,170,295)

Total Borrowings	$0	$(2,170,295)	$0	$0	$(2,170,295)

Payable for reverse repurchase agreements					$(2,170,295)

(h)	Securities with an aggregate market value of $2,233,703 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(1,480,959) at a weighted average interest rate of 5.426%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	13,207	$3,201,377	$9,127	$0	$(1,651)
U.S. Treasury 5-Year Note December Futures	12/2024	100	10,988	21	0	(37)
U.S. Treasury 10-Year Note December Futures	12/2024	9,301	1,062,930	492	0	(4,214)

				$9,640	$0	$(5,902)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	9,244	$(2,217,636)	$(14,665)	$2,080	$0
3-Month SOFR Active Contract December Futures	03/2026	3,963	(961,028)	(729)	892	0
30-Day Fed Fund October Futures	10/2024	1,808	(717,080)	(1,961)	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	101	(13,442)	102	79	0

				$(17,253)	$3,051	$0

Total Futures Contracts				$(7,613)	$3,051	$(5,902)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.000%	Annual	12/21/2024	$	1,864,400	$83,891	$(21,660)	$62,231	$287	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/02/2025		678,000	907	2,813	3,720	132	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/05/2025		1,246,000	2,631	10,326	12,957	270	0
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/06/2025		1,186,500	943	5,397	6,340	242	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	03/03/2025		905,300	333	15,212	15,545	280	0
Receive	1-Day USD-SOFR Compounded-OIS	1.400	Semi-Annual	04/05/2025		905,300	479	20,462	20,941	441	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/04/2025		905,300	454	17,939	18,393	420	0
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	05/30/2025		786,800	911	(4,015)	(3,104)	490	0
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	06/18/2025		428,500	664	(2,805)	(2,141)	300	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		2,349,375	11,061	5,739	16,800	1,578	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025		707,400	(1,559)	5,002	3,443	0	(810)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		22,000	178	(108)	70	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		126,500	(93)	808	715	203	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		491,500	3,273	1,367	4,640	0	(859)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027		22,700	262	94	356	0	(48)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		7,400	22	(226)	(204)	0	(16)

160	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.638%	Annual	05/31/2028	$		2,800	$0	$(17)	$(17)	$6	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028			5,500	0	(38)	(38)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028			1,900	0	(24)	(24)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028			700	(3)	(5)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029			41,300	155	(796)	(641)	99	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029			187,800	(6,091)	(408)	(6,499)	512	0
Receive	1-Day USD-SOFR Compounded-OIS	3.080	Annual	04/23/2029			183,400	3,998	(712)	3,286	440	0
Receive	1-Day USD-SOFR Compounded-OIS	2.790	Annual	05/07/2029			164,400	3,576	1,445	5,021	394	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			3,254,800	16,479	67,820	84,299	0	(8,881)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030			1,500	0	(7)	(7)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030			3,700	0	(18)	(18)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030			3,200	0	(17)	(17)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030			3,200	0	(21)	(21)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030			5,600	0	(40)	(40)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030			3,900	0	(31)	(31)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030			7,100	0	(59)	(59)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030			7,100	0	(59)	(59)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030			3,200	0	(27)	(27)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030			3,200	0	(31)	(31)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030			2,100	0	(25)	(25)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030			1,600	0	(21)	(21)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030			2,600	0	(35)	(35)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030			4,500	0	(61)	(61)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030			3,400	0	(47)	(47)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030			2,100	0	(33)	(33)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030			2,100	0	(33)	(33)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030			2,100	0	(33)	(33)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030			1,400	0	(23)	(23)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030			2,100	0	(35)	(35)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030			2,200	0	(37)	(37)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030			2,100	0	(36)	(36)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031			71,700	1,506	(2,679)	(1,173)	210	0
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031			142,000	3,053	669	3,722	403	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031			143,500	3,003	(724)	2,279	408	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031			112,100	2,479	(1,211)	1,268	318	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	05/01/2031			27,100	573	(168)	405	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031			679,300	(2,657)	(14,028)	(16,685)	2,055	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031			1,473,100	11,608	36,870	48,478	0	(3,981)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032			1,496,600	140,696	30,527	171,223	4,307	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032			258,700	22,630	8,334	30,964	757	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/07/2034			267,500	1,792	(2,510)	(718)	815	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/09/2034			264,500	1,891	(2,628)	(737)	805	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/13/2034			91,900	666	(943)	(277)	280	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/14/2034			46,100	410	(551)	(141)	140	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/22/2034			211,000	1,834	(2,571)	(737)	641	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/01/2034			122,500	992	(1,473)	(481)	371	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/06/2034			122,500	894	(1,409)	(515)	371	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034			235,400	6,578	(13,963)	(7,385)	742	0
Receive	1-Day USD-SOFR Compounded-OIS	3.330	Annual	09/30/2034			99,250	(55)	(11)	(66)	283	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034			938,600	(19,565)	(16,972)	(36,537)	2,854	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054			179,600	(5,317)	(167)	(5,484)	721	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054			56,600	(612)	(1,653)	(2,265)	212	0
Receive(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		EUR	18,300	(289)	(29)	(318)	0	(107)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030			4,900	90	586	676	0	(14)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050			2,000	111	779	890	0	(15)

Total Swap Agreements								$294,782	$136,956	$431,738	$23,120	$(14,731)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3,051	$23,120	$26,171	$0	$(5,902)	$(14,731)	$(20,633)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	161

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

(j)

Securities with an aggregate market value of $79,000 and cash of $53,471 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2024		$1,053	CAD	1,418	$0	$(5)

BRC	10/2024	GBP	36,405		$48,027	0	(645)

CBK	10/2024		$2,472	GBP	1,852	6	(2)

FAR	10/2024		84,866	EUR	75,893	0	(385)
	11/2024	EUR	75,893		$84,982	386	0

MBC	10/2024		$31,841	CAD	42,779	0	(209)
	10/2024		47,446	GBP	35,474	0	(20)
	11/2024	CAD	42,745		$31,841	209	0
	11/2024	GBP	35,474		47,444	18	0

MYI	10/2024	EUR	75,893		84,582	102	0

SCX	10/2024	CAD	42,749		31,793	184	0

Total Forward Foreign Currency Contracts						$905	$(1,266)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.950%	07/11/2025	287,100	$ 2,756	$4,361
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	01/13/2025	333,000	2,248	9
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/11/2025	214,000	578	625

BPS	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	10/17/2025	186,000	372	30
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.483	11/25/2024	167,100	1,057	3,332
	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.483	11/25/2024	167,100	1,057	9
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.348	12/06/2024	173,000	1,302	2,684
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.000	04/22/2025	83,000	759	1,206

BRC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/12/2025	623,500	184	153
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.780	02/05/2025	179,200	2,079	1,052
	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.480	02/05/2025	179,200	2,079	1,421
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.250	03/17/2025	83,000	452	201
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	12/27/2024	332,400	1,388	4

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	1,427
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/25/2025	684,200	1,129	187

DUB	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	10/31/2024	181,400	152	0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	12/16/2024	498,000	585	0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/02/2025	456,200	862	101
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	6.000	09/02/2025	456,200	347	23
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	11/03/2025	183,500	310	33
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.500	02/21/2025	47,900	438	167
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.500	03/25/2025	166,200	3,357	4,762
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.250	11/29/2024	238,500	5,698	86
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	01/03/2025	264,200	1,559	5
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	01/28/2025	19,300	112	1
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.500	05/20/2025	205,200	5,930	7,551

FAR	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.943	01/02/2025	204,800	625	1,364
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.262	09/11/2025	58,300	501	343

GLM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	10/10/2024	327,300	196	0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.300	03/13/2025	189,500	341	2
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.700	09/25/2025	230,100	106	97
	Call - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.450	11/07/2024	117,300	164	36
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.500	03/10/2025	103,900	704	412
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.500	05/29/2025	215,000	2,000	1,343
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.500	10/03/2025	83,300	500	756
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.750	11/10/2025	96,600	758	1,354
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	6.000	10/17/2025	391,000	2,542	395

162	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.250%	03/03/2025	472,000	$755	$4
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.308	05/14/2025	688,800	541	222
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.500	02/28/2025	52,700	532	195
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	12/16/2024	172,200	715	1
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	01/13/2025	258,500	1,396	7
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.000	04/16/2025	120,600	1,367	1,725

MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.250	10/24/2024	425,000	353	0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	12/16/2024	214,000	351	1
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	01/21/2025	590,600	650	1
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	03/25/2025	671,200	826	19
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	7.000	05/08/2025	338,000	57	0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	10/17/2025	391,000	766	63
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.500	10/08/2024	18,700	106	286
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.530	12/03/2024	173,000	1,168	3,963
	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.530	12/03/2024	173,000	1,168	12
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.372	12/05/2024	85,500	628	1,396
	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.372	12/05/2024	85,500	628	13
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.870	01/21/2025	236,500	999	1,521
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.750	03/21/2025	170,400	1,568	1,253
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.313	06/08/2026	173,000	3,553	5,610
	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.313	06/08/2026	173,000	3,553	1,750
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.970	10/08/2024	18,700	132	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.014	10/08/2024	32,800	217	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	01/03/2025	153,300	724	3
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	01/30/2025	166,800	792	9
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	03/13/2025	467,500	351	245
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.000	04/16/2025	58,100	590	831
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.000	04/22/2025	66,500	662	966
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.500	08/22/2025	169,600	2,103	1,415
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/10/2025	396,100	1,097	1,147
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/12/2025	187,100	486	551
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/16/2025	186,900	500	560
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.910	09/26/2025	190,000	3,624	3,456
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.660	09/26/2025	190,000	3,624	3,653
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	09/26/2025	248,700	895	793
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	6.000	10/17/2025	186,000	1,274	188
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.920	02/27/2025	102,700	4,285	963

NGF	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	10/22/2025	202,000	374	34
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.500	02/18/2025	95,400	849	319
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.500	02/28/2025	120,800	1,176	447
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.500	03/03/2025	93,000	902	348
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.250	03/14/2025	93,100	577	222
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.000	04/14/2025	139,700	1,760	1,977
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	6.000	10/22/2025	202,000	1,242	210
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	6.000	11/03/2025	202,100	1,338	226

							$97,815	$72,137

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 2-Year Interest Rate Floor (2)	3.250%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$25,104	$22,760

NGF	Put - OTC 2-Year Interest Rate Floor (2)	3.250	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	21,120	12,426

						$46,224	$35,186

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2054	$97.367	10/08/2024	154,000	$397	$0

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2054	97.656	10/08/2024	142,700	296	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 10/01/2054	99.063	10/08/2024	151,600	107	0

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 10/01/2054	98.992	10/08/2024	165,900	207	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 10/01/2054	99.043	10/08/2024	164,500	122	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 10/01/2054	99.195	10/08/2024	165,800	194	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 10/01/2054	103.813	10/08/2024	116,000	45	0

					$1,368	$0

Total Purchased Options					$145,407	$107,323

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	163

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.180%	10/08/2024	136,300	$(389)	$0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.000	01/13/2025	166,500	(1,249)	(58)

BRC	Call - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.630	10/08/2024	39,900	(72)	(1)

DUB	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Pay	5.500	09/02/2025	912,400	(1,049)	(95)
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	03/25/2025	166,200	(1,886)	(2,032)

JPM	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.171	10/08/2024	121,400	(194)	0
	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.173	10/08/2024	103,800	(208)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.145	10/08/2024	95,200	(295)	0

MYC	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.250	02/27/2025	390,200	(4,255)	(351)

							$(9,597)	$(2,537)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 2-Year Interest Rate Floor(2)	2.110%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$(9,497)	$(7,500)
	Put - OTC 2-Year Interest Rate Floor(2)	2.680	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	(15,481)	(13,391)

NGF	Put - OTC 2-Year Interest Rate Floor(2)	1.936	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(7,040)	(3,801)
	Put - OTC 2-Year Interest Rate Floor(2)	2.593	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(14,080)	(7,129)

						$(46,098)	$(31,821)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$	91.109	10/08/2024	18,000	$(96)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054		94.109	10/08/2024	18,000	(87)	(354)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2054		99.133	10/08/2024	64,000	(100)	(28)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 11/01/2054		103.391	11/07/2024	222,000	(160)	(48)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054		91.125	10/08/2024	13,500	(76)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054		94.125	10/08/2024	13,500	(64)	(263)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054		98.641	10/08/2024	16,000	(55)	(31)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2054		98.484	10/08/2024	54,000	(118)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2054		99.125	10/08/2024	55,000	(88)	(24)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2054		100.383	10/08/2024	8,000	(32)	(42)

						$(876)	$(795)

Total Written Options						$(56,571)	$(35,153)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$1,443	$(498)	$391	$0	$(107)
	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	3,626	(961)	671	0	(290)

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	230	(65)	47	0	(18)

SAL	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	2,295	(547)	364	0	(183)

Total Swap Agreements						$(2,071)	$1,473	$0	$(598)

164	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$4,995	$0	$4,995	$0	$(58)	$(397)	$(455)	$4,540	$(4,758)	$(218)
BPS	0	7,261	0	7,261	(5)	0	0	(5)	7,256	(8,040)	(784)
BRC	0	2,831	0	2,831	(645)	(1)	(18)	(664)	2,167	(2,275)	(108)
CBK	6	1,614	0	1,620	(2)	0	0	(2)	1,618	(1,556)	62
DUB	0	35,489	0	35,489	0	(23,018)	0	(23,018)	12,471	(13,000)	(529)
FAR	386	1,707	0	2,093	(385)	0	0	(385)	1,708	(1,930)	(222)
GLM	0	4,395	0	4,395	0	0	0	0	4,395	(4,560)	(165)
JPM	0	2,154	0	2,154	0	(430)	0	(430)	1,724	(1,754)	(30)
MBC	227	0	0	227	(229)	0	0	(229)	(2)	0	(2)
MYC	0	30,668	0	30,668	0	(351)	0	(351)	30,317	(23,051)	7,266
MYI	102	0	0	102	0	0	0	0	102	0	102
NGF	0	16,209	0	16,209	0	(10,930)	0	(10,930)	5,279	(5,390)	(111)
SAL	0	0	0	0	0	(365)	(183)	(548)	(548)	605	57
SCX	184	0	0	184	0	0	0	0	184	(260)	(76)

Total Over the Counter	$905	$107,323	$0	$108,228	$(1,266)	$(35,153)	$(598)	$(37,017)

(l)

Securities with an aggregate market value of $1,657 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,051	$3,051
Swap Agreements	0	0	0	0	23,120	23,120

	$0	$0	$0	$0	$26,171	$26,171

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$905	$0	$905
Purchased Options	0	0	0	0	107,323	107,323

	$0	$0	$0	$905	$107,323	$108,228

	$0	$0	$0	$905	$133,494	$134,399

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	165

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,902	$5,902
Swap Agreements	0	0	0	0	14,731	14,731

	$0	$0	$0	$0	$20,633	$20,633

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,266	$0	$1,266
Written Options	0	0	0	0	35,153	35,153
Swap Agreements	0	598	0	0	0	598

	$0	$598	$0	$1,266	$35,153	$37,017

	$0	$598	$0	$1,266	$55,786	$57,650

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$46,918	$46,918
Swap Agreements	0	0	0	0	93,315	93,315

	$0	$0	$0	$0	$140,233	$140,233

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,150)	$0	$(3,150)
Purchased Options	0	0	0	0	(43,754)	(43,754)
Written Options	0	0	0	0	12,305	12,305
Swap Agreements	0	112	0	0	0	112

	$0	$112	$0	$(3,150)	$(31,449)	$(34,487)

	$0	$112	$0	$(3,150)	$108,784	$105,746

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(25,608)	$(25,608)
Swap Agreements	0	0	0	0	(149,695)	(149,695)

	$0	$0	$0	$0	$(175,303)	$(175,303)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,465)	$0	$(1,465)
Purchased Options	0	0	0	0	10,666	10,666
Written Options	0	0	0	0	(8,405)	(8,405)
Swap Agreements	0	(208)	0	0	0	(208)

	$0	$(208)	$0	$(1,465)	$2,261	$588

	$0	$(208)	$0	$(1,465)	$(173,042)	$(174,715)

166	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$280	$0	$280
Corporate Bonds & Notes
Banking & Finance	0	6,998	0	6,998
Industrials	0	2,542	0	2,542
Municipal Bonds & Notes
Michigan	0	3,673	0	3,673
U.S. Government Agencies	0	14,640,587	0	14,640,587
U.S. Treasury Obligations	0	57,140	0	57,140
Non-Agency Mortgage-Backed Securities	0	3,964,851	603,543	4,568,394
Asset-Backed Securities	0	3,014,212	138,584	3,152,796
Short-Term Instruments
Short-Term Notes	0	507	0	507
U.S. Treasury Bills	0	71,263	0	71,263

	$0	$21,762,053	$742,127	$22,504,180

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$294,824	$0	$0	$294,824

Total Investments	$294,824	$21,762,053	$742,127	$22,799,004

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,050,520)	$0	$(4,050,520)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	26,171	0	26,171
Over the counter	0	108,228	0	108,228

	$0	$134,399	$0	$134,399

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(20,633)	0	(20,633)
Over the counter	0	(36,419)	(598)	(37,017)

	$0	$(57,052)	$(598)	$(57,650)

Total Financial Derivative Instruments	$0	$77,347	$(598)	$76,749

Totals	$294,824	$17,788,880	$741,529	$18,825,233

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(2)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$60,916	$566,270	$(4,878)	$(4)	$17	$1,134	$0	$(19,912)	$603,543	$(3,505)
Asset-Backed Securities	24,024	127,303	(2,416)	9	24	(499)	0	(9,861)	138,584	(1,273)

	$84,940	$693,573	$(7,294)	$5	$41	$635	$0	$(29,773)	$742,127	$(4,778)

Financial Derivative Instruments - Liabilities
Over the counter	$(490)	$0	$(112)	$0	$212	$(208)	$0	$0	$(598)	$(208)

Totals	$84,450	$693,573	$(7,406)	$5	$253	$427	$0	$(29,773)	$741,529	$(4,986)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$37,860	Discounted Cash Flow	Discount Rate	4.884-5.778	5.003
	565,683	Proxy Pricing	Base Price	92.193-104.203	99.422
Asset-Backed Securities	11,992	Discounted Cash Flow	Discount Rate	9.250 -9.750	9.515
	126,592	Proxy Pricing	Base Price	87.645-103.574	89.863

Financial Derivative Instruments - Liabilities
Over the counter	(598)	Indicative Market Quotation	Broker Quote	$92.000-99.999	95.880

Total	$741,529

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	167

Schedule of Investments	PIMCO Total Return ESG Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 149.2%

CORPORATE BONDS & NOTES 29.8%

BANKING & FINANCE 16.3%

Asian Development Bank
6.000% due 02/05/2026	BRL	54,800	$9,435
6.550% due 01/26/2025	ZAR	192,000	11,043

Banco Santander SA
6.527% due 11/07/2027 •		$2,000	2,087

Bank of America Corp.
3.593% due 07/21/2028 •		2,600	2,552

BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300	1,220
3.099% due 01/01/2030		3,400	3,125

Boston Properties LP
2.550% due 04/01/2032		1,100	917

BPCE SA
6.714% due 10/19/2029 •		3,800	4,064

Brookfield Finance, Inc.
2.724% due 04/15/2031		17,900	16,069

Community Preservation Corp.
2.867% due 02/01/2030		15,000	13,637

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		2,000	1,932

Corp. Inmobiliaria Vesta SAB de CV
3.625% due 05/13/2031		10,000	8,917

CPI Property Group SA
2.750% due 01/22/2028 þ	GBP	4,700	5,662

CTP NV
0.625% due 09/27/2026	EUR	6,500	6,900

Digital Dutch Finco BV
1.500% due 03/15/2030		4,300	4,326

European Investment Bank
1.625% due 10/09/2029		$5,650	5,142
2.375% due 05/24/2027		10,000	9,693
2.875% due 06/13/2025		10,500	10,403
3.300% due 02/03/2028	AUD	3,400	2,305
3.750% due 02/14/2033		$4,000	3,976

Ford Motor Credit Co. LLC
4.125% due 08/17/2027		6,600	6,430

Goldman Sachs Bank USA
5.787% (SOFRRATE + 0.750%) due 05/21/2027 ~		2,200	2,198

Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •		7,100	7,463

Golub Capital BDC, Inc.
7.050% due 12/05/2028		3,900	4,115

Hana Bank
5.375% due 04/23/2027		2,700	2,783

HAT Holdings LLC
3.750% due 09/15/2030		675	610
8.000% due 06/15/2027		8,100	8,591

Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	5,987
3.500% due 09/15/2030		3,100	2,877

ING Groep NV
1.400% due 07/01/2026 •		6,300	6,144

International Bank for Reconstruction & Development
5.310% due 02/05/2026	ZAR	126,000	7,061

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		$3,600	3,906

JPMorgan Chase & Co.
4.979% due 07/22/2028 •		3,600	3,671
6.070% due 10/22/2027 •		2,400	2,488

Kilroy Realty LP
2.650% due 11/15/2033		7,900	6,194

KODIT Global Co. Ltd.
5.357% due 05/29/2027		2,700	2,776

Local Initiatives Support Corp.
3.782% due 03/01/2027		5,000	4,959

Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,655
3.711% due 07/01/2029		4,300	3,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Manulife Financial Corp.
3.703% due 03/16/2032		$7,000	$6,682

Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		3,600	3,734

Morgan Stanley
5.652% due 04/13/2028 •		3,700	3,820
5.656% due 04/18/2030 •		3,700	3,893

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		3,600	3,714

Norinchukin Bank
2.080% due 09/22/2031		2,900	2,418
5.430% due 03/09/2028		4,400	4,503

Piedmont Operating Partnership LP
3.150% due 08/15/2030		2,700	2,356

Principal Life Global Funding
1.250% due 08/16/2026		5,800	5,498

Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029		5,000	4,644

Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027		13,000	12,572
5.500% due 03/09/2028		3,600	3,740

Toronto-Dominion Bank
5.264% due 12/11/2026		3,800	3,896

WP Carey, Inc.
2.450% due 02/01/2032		7,600	6,482

			275,259

INDUSTRIALS 7.2%

AP Moller - Maersk AS
5.875% due 09/14/2033		2,914	3,122

Ardagh Metal Packaging Finance USA LLC
3.000% due 09/01/2029	EUR	4,100	3,897

Autodesk, Inc.
2.400% due 12/15/2031		$5,000	4,383

California Endowment
2.498% due 04/01/2051		6,900	4,590

Continental Wind LLC
6.000% due 02/28/2033		4,252	4,400

Coty, Inc.
4.500% due 05/15/2027	EUR	2,700	3,061

Denso Corp.
4.420% due 09/11/2029		$6,300	6,374

Doris Duke Charitable Foundation
2.345% due 07/01/2050		12,500	7,965

John D & Catherine T MacArthur Foundation
1.299% due 12/01/2030		13,400	10,950

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		5,092	4,654

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		13,600	11,717

Massachusetts Higher Education Assistance Corp.
2.673% due 07/01/2031		4,400	3,832

Mather Foundation
2.675% due 10/01/2031		9,600	8,416

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	5,000	3,830

NTT Finance Corp.
4.239% due 07/25/2025		$3,400	3,394

NXP BV
5.000% due 01/15/2033		5,000	5,061

Quanta Services, Inc.
0.950% due 10/01/2024		2,200	2,200

ReNew Pvt Ltd.
5.875% due 03/05/2027		3,754	3,693

S&P Global, Inc.
2.700% due 03/01/2029		2,200	2,077

Smurfit Kappa Treasury ULC
5.200% due 01/15/2030		4,100	4,240

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	1,900	1,998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Weir Group PLC
2.200% due 05/13/2026		$19,000	$18,288

			122,142

UTILITIES 6.3%

AES Corp.
2.450% due 01/15/2031		9,500	8,231

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		2,000	2,038

Clearway Energy Operating LLC
4.750% due 03/15/2028		2,000	1,964

Duke Energy Carolinas LLC
3.950% due 11/15/2028		4,000	3,989

Duke Energy Florida LLC
2.500% due 12/01/2029		4,900	4,538

EDP Finance BV
1.710% due 01/24/2028		9,000	8,285

Electricite de France SA
3.625% due 10/13/2025		3,600	3,566

Enel Finance International NV
2.500% due 07/12/2031		500	435
4.625% due 06/15/2027		700	704
5.000% due 06/15/2032		1,600	1,619

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		8,100	7,471
2.200% due 12/02/2026	AUD	10,300	6,761

Niagara Mohawk Power Corp.
1.960% due 06/27/2030		$4,900	4,299

OnCor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR	2,200	2,502

Pacific Gas & Electric Co.
6.700% due 04/01/2053		$8,600	9,855

Pattern Energy Operations LP
4.500% due 08/15/2028		3,000	2,905

ReNew Wind Energy AP2
4.500% due 07/14/2028		5,000	4,684

San Diego Gas & Electric Co.
4.950% due 08/15/2028		4,300	4,421

SCE Recovery Funding LLC
4.697% due 06/15/2042		2,075	2,090

Solar Star Funding LLC
5.375% due 06/30/2035		4,915	4,995

Southern California Edison Co.
2.750% due 02/01/2032		5,200	4,628
3.650% due 06/01/2051		1,900	1,467

Southern Power Co.
0.900% due 01/15/2026		10,000	9,570

Verizon Communications, Inc.
2.850% due 09/03/2041		5,800	4,365

			105,382

Total Corporate Bonds & Notes (Cost $538,305)			502,783

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.2%

California Health Facilities Financing Authority Revenue Bonds, Series 2022
4.190% due 06/01/2037		2,000	1,930

California Municipal Finance Authority Revenue Bonds, Series 2020
2.877% due 11/01/2035		2,100	1,720

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
2.082% due 11/01/2024		520	519

			4,169

MICHIGAN 0.2%

University of Michigan Revenue Bonds, Series 2022
3.504% due 04/01/2052		3,100	2,526

168	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.1%

New York City Housing Development Corp. Revenue Bonds, Series 2021
1.377% due 05/01/2027	$200	$187
1.477% due 11/01/2027	300	277
1.577% due 05/01/2028	500	457
1.677% due 11/01/2028	875	794

		1,715

Total Municipal Bonds & Notes (Cost $9,595)		8,410

U.S. GOVERNMENT AGENCIES 63.5%

Fannie Mae
2.349% due 01/25/2031 ~(a)	44,955	3,077
3.000% due 05/01/2028	814	800
4.010% due 12/01/2028	7,751	7,751
5.602% due 01/01/2035 •	32	32
5.645% due 05/25/2037 •	2	2
5.707% due 07/25/2037 •	82	80
5.755% due 03/25/2037 •	6	6
5.776% due 06/25/2055 •	514	507
6.000% due 08/01/2032	1	1
6.335% due 03/01/2033 •	1	1
6.363% due 07/01/2044 •	18	18
6.500% due 06/25/2044	14	15
6.521% due 04/01/2038 •	19	19
6.576% due 09/01/2035 •	7	7
6.579% due 05/25/2035 ~	15	15
6.955% due 04/01/2038 •	7	7
6.997% due 07/01/2035 •	32	32
7.085% due 08/01/2035 •	116	116
7.121% due 09/01/2034 •	15	15
7.152% due 04/01/2038 •	5	5
7.222% due 08/01/2035 •	50	51
7.405% due 07/01/2034 •	1	1
7.500% due 02/01/2027	2	2
7.594% due 09/01/2037 •	5	5

Freddie Mac
0.826% due 02/25/2031	1,064	942
1.145% due 08/25/2029 ~(a)	24,509	913
1.246% due 09/25/2030 ~(a)	60,418	3,204
1.783% due 06/25/2034	15,000	12,313
3.500% due 12/01/2047 - 05/01/2048	16,903	16,004
4.000% due 08/01/2030 - 06/01/2048	531	521
4.500% due 02/01/2029 - 02/01/2035	124	125
4.762% due 08/15/2032 ~	4	4
5.000% due 10/01/2039	9	9
5.500% due 01/01/2034 - 01/01/2039	182	189
5.866% due 12/15/2042 •	2,243	2,219
6.000% due 09/01/2027 - 05/01/2040	696	732
6.167% due 10/15/2037 •	4	5
6.495% due 04/01/2038 •	5	5
6.500% due 05/15/2032	487	502
7.000% due 02/15/2027 - 07/01/2029	35	35
7.405% due 07/01/2030 •	1	1

Ginnie Mae
3.500% due 08/15/2045 - 08/20/2049	14,215	13,560
3.625% (H15T1Y + 1.500%) due 08/20/2025 ~	1	1
3.625% due 07/20/2027 - 08/20/2027 •	3	3
3.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	2	3
4.000% due 09/20/2040 - 07/20/2048	17,497	17,004
4.625% due 02/20/2032 •	67	68
5.000% due 03/15/2033 - 05/15/2042	216	223
5.615% due 10/20/2043 •	944	907
5.665% due 05/20/2047 •	307	293
6.000% due 04/15/2037	29	30

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.047% due 05/20/2066 •	$36	$36
6.067% due 05/20/2065 •	405	404
6.187% due 02/20/2066 •	65	65
6.267% due 09/20/2066 •	2,069	2,071
6.522% due 04/20/2067 •	1,015	1,035
6.723% due 06/20/2067 •	3,582	3,638
6.859% due 11/20/2067 •	1,250	1,264
7.000% due 02/20/2032	2	2

Ginnie Mae, TBA
2.000% due 11/01/2054	4,400	3,736
4.000% due 10/01/2054	2,000	1,937
5.000% due 10/01/2054	3,000	3,008

Tennessee Valley Authority
1.500% due 09/15/2031	7,800	6,698

Uniform Mortgage-Backed Security
2.500% due 02/01/2035 - 07/01/2050	10,881	9,767
3.000% due 04/01/2034 - 07/01/2052	29,230	26,558
3.500% due 10/01/2025 - 03/01/2047	799	759
4.000% due 08/01/2029 - 11/01/2053	103,717	99,751
4.500% due 04/01/2025 - 10/01/2053	130,928	128,853
5.000% due 02/01/2038 - 04/01/2054	117,620	117,636
5.500% due 01/01/2025 - 03/01/2054	89,281	90,511
6.000% due 09/01/2028 - 09/01/2039	618	645
6.500% due 01/01/2026 - 02/01/2054	362	374

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054 - 11/01/2054	151,400	136,009
4.000% due 11/01/2054	64,800	62,290
4.500% due 10/01/2054 - 11/01/2054	15,100	14,849
5.000% due 11/01/2054	57,585	57,560
5.500% due 11/01/2054	130,296	131,815
6.000% due 11/01/2054	77,700	79,415
6.500% due 11/01/2054	9,000	9,275

Total U.S. Government Agencies (Cost $1,072,142)		1,072,341

U.S. TREASURY OBLIGATIONS 22.9%

U.S. Treasury Bonds
1.375% due 11/15/2040 (g)	47,800	32,455
1.375% due 08/15/2050 (i)	1,400	772
1.750% due 08/15/2041 (g)	24,400	17,310
2.000% due 11/15/2041 (g)(i)	4,000	2,943
2.250% due 08/15/2049 (g)(k)	400	277
2.250% due 02/15/2052 (g)	8,000	5,457
2.375% due 02/15/2042 (g)	21,700	16,909
2.500% due 02/15/2045 (g)(i)	1,900	1,453
2.875% due 05/15/2043 (g)(i)	3,900	3,239
2.875% due 05/15/2049 (g)	7,000	5,528
3.000% due 05/15/2042 (g)(i)(k)	700	602
3.000% due 11/15/2044 (g)	2,100	1,753
3.000% due 05/15/2045 (g)	14,000	11,644
3.000% due 02/15/2049 (k)	500	405
3.125% due 02/15/2043 (g)	12,100	10,474
3.125% due 08/15/2044 (g)	3,200	2,730
3.250% due 05/15/2042 (g)	97,900	87,083
3.375% due 08/15/2042 (g)	23,900	21,577
3.375% due 05/15/2044 (i)(k)	1,500	1,333
3.625% due 02/15/2044 (g)	2,200	2,031
3.750% due 11/15/2043 (g)(i)	7,600	7,152
3.875% due 05/15/2043 (g)	19,000	18,299
4.000% due 11/15/2042 (g)	8,800	8,662
4.375% due 08/15/2043 (g)	23,600	24,274
4.625% due 05/15/2044 (g)	12,300	13,040
4.625% due 05/15/2054 (g)	7,700	8,354

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2031 (g)(i)	20,889	19,117
0.125% due 01/15/2032 (i)(k)	5,787	5,232
0.125% due 02/15/2051 (g)	24,041	15,202

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 02/15/2052 (g)(k)		$1,469	$915
0.250% due 02/15/2050 (g)		5,628	3,740
0.625% due 07/15/2032 (i)		3,031	2,839
0.625% due 02/15/2043 (k)		958	770
0.750% due 02/15/2045 (g)		12,021	9,620
0.875% due 02/15/2047 (g)		1,954	1,571
1.000% due 02/15/2049 (g)(k)		1,375	1,123
1.250% due 04/15/2028 (g)(i)		6,816	6,753
1.375% due 02/15/2044 (g)(k)		2,834	2,588
1.500% due 02/15/2053 (g)		1,376	1,245
1.750% due 01/15/2034 (g)		614	621
1.875% due 07/15/2034 (g)		3,007	3,082
2.125% due 02/15/2054 (g)		3,997	4,160

U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)(k)		2,300	1,083
0.000% due 08/15/2042 (a)		2,900	1,327

Total U.S. Treasury Obligations (Cost $433,502)			386,744

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		664	592

BAMLL Commercial Mortgage Securities Trust
6.261% due 09/15/2038 •		6,000	5,754

Banc of America Mortgage Trust
6.000% due 05/25/2037		1,129	889

BCAP LLC Trust
4.485% due 03/26/2037 þ		55	54

Bear Stearns Structured Products, Inc. Trust
4.213% due 12/26/2046 ~		251	201

Beast Mortgage Trust
6.261% due 03/15/2036 •		7,500	6,478

Beneria Cowen & Pritzer Collateral Funding Corp.
6.010% due 06/15/2038 •		8,121	7,550

BSREP Commercial Mortgage Trust
6.161% due 08/15/2038 •		9,851	9,133

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.569% due 04/25/2037 •		2,309	599

DC Office Trust
2.965% due 09/15/2045		11,900	10,569

DOLP Trust
2.956% due 05/10/2041		8,600	7,671

DROP Mortgage Trust
6.361% due 10/15/2043 •		6,850	6,497

Extended Stay America Trust
6.291% due 07/15/2038 •		17,910	17,904

GCT Commercial Mortgage Trust
6.011% due 02/15/2038 •		8,100	7,296

Gemgarto PLC
5.570% due 12/16/2067 •	GBP	2,033	2,719

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		$4,497	3,858

GSMPS Mortgage Loan Trust
5.369% due 04/25/2036 •		967	805

GSR Mortgage Loan Trust
4.420% due 03/25/2047 ~		940	583

IndyMac Adjustable Rate Mortgage Trust
6.516% due 01/25/2032 ~		1	1

IndyMac INDX Mortgage Loan Trust
3.679% due 01/25/2036 ~		411	354

JP Morgan Chase Commercial Mortgage Securities Trust
6.221% due 06/15/2038 •		8,105	7,997
6.261% due 04/15/2038 •		10,772	10,753

JP Morgan Mortgage Trust
6.500% due 07/25/2036		2,033	706

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044		5,800	4,549

Lehman Mortgage Trust
6.000% due 09/25/2037		425	405

Morgan Stanley Bank of America Merrill Lynch Trust
3.150% due 03/15/2048		164	163

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	169

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital Trust
6.380% due 12/15/2038 •	$1,800	$1,722

MortgageIT Mortgage Loan Trust
5.429% due 04/25/2036 •	501	472

One New York Plaza Trust
6.161% due 01/15/2036 •	5,000	4,782

PRPM Trust
6.250% due 08/25/2068 þ	2,596	2,626

Residential Accredit Loans, Inc. Trust
5.349% due 07/25/2036 •	745	669

SFO Commercial Mortgage Trust
6.361% due 05/15/2038 •	11,000	10,502

SLG Office Trust
0.258% due 07/15/2041 ~(a)	156,137	2,159

Starwood Mortgage Trust
6.311% due 04/15/2034 •	4,992	4,951

Structured Asset Mortgage Investments Trust
5.229% due 03/25/2037 •	516	190

SUMIT Mortgage Trust
2.789% due 02/12/2041	10,200	8,249
2.850% due 02/12/2041	1,700	1,332

Thornburg Mortgage Securities Trust
5.513% due 10/25/2046 •	282	265

VASA Trust
6.111% due 07/15/2039 •	10,730	9,951

WaMu Mortgage Pass-Through Certificates Trust
4.059% due 12/25/2036 ~	439	390
5.192% due 03/25/2037 ~	443	409

Total Non-Agency Mortgage-Backed Securities (Cost $177,296)		162,749

ASSET-BACKED SECURITIES 9.5%

37 Capital CLO 1 Ltd.
6.591% due 07/15/2034 •	3,500	3,506

Anchorage Capital CLO Ltd.
6.401% due 10/15/2031 •	1,500	1,501

Bear Stearns Asset-Backed Securities Trust
5.289% due 08/25/2036 •	180	174

BMW Vehicle Lease Trust
4.980% due 03/25/2027	4,000	4,041

College Avenue Student Loans LLC
6.169% due 12/26/2047 •	717	713

Countrywide Asset-Backed Certificates Trust
5.429% due 05/25/2037 •	1,686	1,566

Crown Point CLO Ltd.
6.512% due 10/20/2031 •	5,026	5,033

FHF Issuer Trust
5.690% due 02/15/2030	3,729	3,780
5.890% due 06/15/2030	4,000	4,071

FHF Trust
4.430% due 01/18/2028	3,075	3,065
6.570% due 06/15/2028	1,806	1,833

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048	8,067	6,547
2.700% due 01/20/2049	3,795	3,268
4.000% due 04/20/2049	6,184	5,596
5.520% due 02/22/2055	2,897	2,885
6.500% due 07/20/2055	1,565	1,629

GSAMP Trust
5.039% due 12/25/2036 •	241	121

Hertz Vehicle Financing LLC
5.490% due 06/25/2027	5,000	5,056
5.570% due 09/25/2029	3,000	3,076

HSI Asset Loan Obligation Trust
4.487% due 12/25/2036 •	196	58

JP Morgan Mortgage Acquisition Corp.
2.870% due 10/25/2035 •	776	759

Lehman XS Trust
4.966% due 01/25/2036 þ	2,509	2,227

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		$10,280	$8,209

MF1 Ltd.
6.315% due 02/19/2037 •		7,489	7,461

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 01/25/2037 •		2,509	1,136
5.269% due 06/25/2036 •		506	432
6.219% due 07/25/2037 •		400	351

Morgan Stanley IXIS Real Estate Capital Trust
5.119% due 11/25/2036 •		7,814	2,562

Morgan Stanley Mortgage Loan Trust
5.689% due 04/25/2037 •		259	71

Mosaic Solar Loan Trust
2.640% due 01/20/2053		9,146	8,050
5.910% due 11/20/2053		1,553	1,586

New Century Home Equity Loan Trust
7.969% due 01/25/2033 •		523	448

Northwoods Capital Ltd.
6.363% due 11/13/2031 •		4,941	4,949

Option One Mortgage Loan Trust
5.409% due 02/25/2037 •		3,311	1,591

Ready Capital Mortgage Financing LLC
7.407% due 10/25/2039 •		4,237	4,266

Regatta Funding Ltd.
6.311% due 01/15/2033 •		5,800	5,800
6.485% due 10/25/2031 •		4,993	4,998

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ		3,359	1,066

Sandstone Peak Ltd.
0.000% due 10/15/2034 •		5,500	5,500

Service Experts Issuer
2.670% due 02/02/2032		3,623	3,512

Sunnova Helios Issuer LLC
5.300% due 05/20/2050		2,019	1,991

Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050		329	340

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		11,740	10,471
5.400% due 04/30/2058		1,942	1,914

Sunrun Demeter Issuer
2.270% due 01/30/2057		14,392	12,499

Tesla Auto Lease Trust
5.370% due 06/22/2026		2,160	2,164
5.860% due 08/20/2025		806	807

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036		2,000	2,053

Trinitas CLO Ltd.
6.625% due 01/25/2034 •		5,500	5,505

Total Asset-Backed Securities (Cost $171,317)			160,237

SOVEREIGN ISSUES 9.0%

BNG Bank NV
3.500% due 05/19/2028		4,000	3,977

Chile Government International Bond
4.850% due 01/22/2029		6,600	6,754

Colombia Government International Bond
8.000% due 11/14/2035		3,100	3,312

European Union
0.400% due 02/04/2037	EUR	10,500	8,748

Italy Buoni Poliennali Del Tesoro
1.300% due 05/15/2028		5,652	6,352

Japan International Cooperation Agency
2.750% due 04/27/2027		$4,500	4,373

Korea Housing Finance Corp.
4.625% due 02/24/2028		5,000	5,075

Mexico Government International Bond
4.490% due 05/25/2032	EUR	3,500	3,944

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		$11,000	$10,761
4.000% due 06/01/2028		3,400	3,432

Province of Ontario
1.550% due 11/01/2029	CAD	33,500	23,063
2.650% due 02/05/2025		24,325	17,912
3.650% due 06/02/2033		3,700	2,765
4.150% due 06/02/2034		6,200	4,778

Province of Quebec
2.600% due 07/06/2025		19,600	14,403
3.600% due 09/01/2033		7,175	5,333
4.450% due 09/01/2034		1,700	1,339

Romania Government International Bond
5.625% due 02/22/2036	EUR	4,000	4,427

Sweden Government International Bond
0.125% due 09/09/2030	SEK	155,000	13,875

United Kingdom Gilt
4.375% due 07/31/2054	GBP	5,435	7,018

Total Sovereign Issues (Cost $162,486)			151,641

		SHARES
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(e)		4,900,000	4,926

Total Preferred Securities (Cost $4,900)			4,926

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.1%

REPURCHASE AGREEMENTS (f) 4.1%
			68,700

U.S. TREASURY BILLS 0.0%
4.740% due 10/08/2024 - 12/19/2024 (b)(c)(k)		$234	232

Total Short-Term Instruments (Cost $68,932)			68,932

Total Investments in Securities (Cost $2,638,475)			2,518,763

Total Investments 149.2% (Cost $2,638,475)			$2,518,763

Financial Derivative Instruments (h)(j) (0.1)% (Cost or Premiums, net $15,914)			(2,242)

Other Assets and Liabilities, net (49.1)%			(828,783)

Net Assets 100.0%			$1,687,738

170	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	4.930%	09/30/2024	10/01/2024	$68,700	U.S. Treasury Notes 2.750% due 04/30/2027	$(70,765)	$68,700	$68,709

Total Repurchase Agreements						$(70,765)	$68,700	$68,709

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	4.960%	09/30/2024	10/01/2024	$(13,284)	$(13,286)
	5.040	09/19/2024	10/03/2024	(32,922)	(32,977)
BSN	5.030	09/19/2024	10/10/2024	(116,331)	(116,526)
CIB	5.300	09/10/2024	10/08/2024	(67,324)	(67,533)
DEU	4.900	09/26/2024	10/03/2024	(3,090)	(3,092)
	5.080	09/26/2024	10/03/2024	(27,563)	(27,583)
	5.080	10/01/2024	10/08/2024	(13,284)	(13,284)
JPS	5.030	09/25/2024	10/02/2024	(8,509)	(8,516)
STR	4.990	09/30/2024	10/01/2024	(86,708)	(86,719)
	5.020	10/01/2024	10/02/2024	(86,348)	(86,348)

Total Reverse Repurchase Agreements					$(455,864)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	5.250%	09/11/2024	11/08/2024	$(7,416)	$(7,438)
	5.350	08/08/2024	10/08/2024	(5,944)	(5,992)

Total Sale-Buyback Transactions					$(13,430)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$2,000	$(1,873)	$(1,864)

Total Short Sales (0.1)%				$(1,873)	$(1,864)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	171

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(46,263)	$0	$(46,263)	$45,865	$(398)
BSN	0	(116,526)	0	(116,526)	115,415	(1,111)
CIB	0	(67,533)	0	(67,533)	67,185	(348)
DEU	0	(43,959)	0	(43,959)	30,684	(13,275)
JPS	0	(8,516)	0	(8,516)	8,354	(162)
SAL	68,709	0	0	68,709	(70,765)	(2,056)
STR	0	(173,067)	0	(173,067)	87,083	(85,984)

Master Securities Forward Transaction Agreement
UBS	0	0	(13,430)	(13,430)	13,232	(198)

Total Borrowings and Other Financing Transactions	$68,709	$(455,864)	$(13,430)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(100,005)	$(256,227)	$0	$0	$(356,232)

Total	$(100,005)	$(256,227)	$0	$0	$(356,232)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(5,992)	(7,438)	0	(13,430)

Total	$0	$(5,992)	$(7,438)	$0	$(13,430)

Total Borrowings	$(100,005)	$(262,219)	$(7,438)	$0	$(369,662)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(369,662)

(g)	Securities with an aggregate market value of $367,256 and cash of $602 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(298,918) at a weighted average interest rate of 5.402%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(47) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(99,632) is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR 118.750	10/25/2024	10	$10	$(2)	$(1)
Call - EUREX Euro-Bobl November 2024 Futures	120.250	10/25/2024	10	10	(2)	(4)
Put - EUREX Euro-Bund November 2024 Futures	133.000	10/25/2024	9	9	(5)	(2)
Call - EUREX Euro-Bund November 2024 Futures	136.000	10/25/2024	9	9	(6)	(5)

					$(15)	$(12)

172	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	19	$19	$(10)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	19	19	(10)	(1)

					$(20)	$(2)

Total Written Options					$(35)	$(14)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	12/2024	16	$1,479	$12	$7	$0
U.S. Treasury 2-Year Note December Futures	12/2024	198	41,232	86	0	(74)
U.S. Treasury 5-Year Note December Futures	12/2024	706	77,577	130	0	(259)
U.S. Treasury 10-Year Note December Futures	12/2024	478	54,626	56	0	(217)

				$284	$7	$(550)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2024	60	$(4,828)	$37	$13	$0
Euro-Bobl December Futures	12/2024	9	(1,203)	(13)	0	(2)
Euro-Bund 10-Year Bond December Futures	12/2024	385	(57,822)	(747)	0	(185)
Japan Government 10-Year Bond December Futures	12/2024	23	(23,148)	(49)	91	(51)
U.S. Treasury 10-Year Ultra December Futures	12/2024	721	(85,292)	(35)	372	0
U.S. Treasury 30-Year Bond December Futures	12/2024	54	(6,706)	75	37	0

				$(732)	$513	$(238)

Total Futures Contracts				$(448)	$520	$(788)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.474%	$8,600	$5	$155	$160	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$18,375	$329	$93	$422	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	31,000	700	2	702	0	(2)

					$1,029	$95	$1,124	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	9,300	$162	$39	$201	$0	$(5)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	7	6	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		1,800	178	1,065	1,243	0	(4)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		100	(2)	3	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.068	Semi-Annual	09/18/2026	JPY	378,900	0	(30)	(30)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		900,000	193	(242)	(49)	0	(11)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		100,000	(51)	82	31	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	173

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705%	Semi-Annual	10/31/2038	JPY	290,000	$(99)	$217	$118	$4	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		150,000	(72)	122	50	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		57,400	(24)	46	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	5.388	Annual	10/18/2024	$	35,700	0	15	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		8,100	(29)	(104)	(133)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		17,600	13	(13)	0	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		45,640	0	(312)	(312)	102	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,700	(572)	(223)	(795)	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,800	0	(28)	(28)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		3,700	0	(59)	(59)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		4,000	0	(67)	(67)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		41,600	4,156	823	4,979	122	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		1,700	(8)	(101)	(109)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		1,800	(8)	(75)	(83)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		1,700	(7)	(60)	(67)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		900	(4)	(23)	(27)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		1,700	(7)	(46)	(53)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		800	(4)	(9)	(13)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,500	(5)	(83)	(88)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		1,600	(6)	(62)	(68)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		1,500	(6)	(50)	(56)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		800	(3)	(18)	(21)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		1,500	(6)	(41)	(47)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		1,500	(6)	(36)	(42)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		1,400	(5)	(21)	(26)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		1,600	(6)	(22)	(28)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		1,500	(5)	(22)	(27)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		1,500	(5)	(29)	(34)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,200	(8)	(32)	(40)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		1,500	(5)	(24)	(29)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		1,500	(5)	(28)	(33)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,600	(7)	(28)	(35)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		600	(2)	(11)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		1,500	(6)	(28)	(34)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		1,500	(5)	(34)	(39)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		800	(4)	11	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		800	(4)	10	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		1,600	(7)	14	7	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,700	(7)	14	7	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		1,500	(5)	17	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,500	(5)	15	10	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		12,625	(71)	(420)	(491)	34	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,800	8,301	5,147	13,448	123	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		52,175	1,594	(3,160)	(1,566)	210	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,100	246	(930)	(684)	64	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	108,900	0	(265)	(265)	0	(22)
Pay(6)	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	6,200	(7)	(12)	(19)	0	(12)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	1,900	(3)	(4)	(7)	0	(5)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		66,000	480	668	1,148	386	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		22,649	108	(110)	(2)	0	(234)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	11,700	(142)	443	301	0	(23)
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		2,800	(5)	38	33	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		6,100	(173)	329	156	0	(12)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		9,500	43	198	241	0	(17)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	16,800	(63)	(726)	(789)	27	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,400	(3)	(48)	(51)	0	(4)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036		10,920	498	2,251	2,749	0	(61)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	23,200	(189)	(666)	(855)	0	(60)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		5,500	(21)	(282)	(303)	0	(15)

							$14,284	$2,990	$17,274	$1,323	$(491)

Total Swap Agreements							$15,318	$3,240	$18,558	$1,323	$(495)

174	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$520	$1,323	$1,843	$(14)	$(788)	$(498)	$(1,300)

(i)

Securities with an aggregate market value of $13,106 and cash of $22,514 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $1 and liability of $(2) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024	CNH	126		$18	$0	$0

BPS	10/2024	BRL	14,406		2,539	0	(105)
	10/2024	JPY	213,345		1,482	0	(3)
	10/2024		$2,590	BRL	14,406	54	0
	10/2024		939	EUR	845	2	0
	10/2024		7,305	GBP	5,549	114	0
	11/2024	TWD	39,078		$1,225	0	(15)
	11/2024		$2,090	TWD	65,301	0	(17)
	12/2024		838	MXN	16,885	11	0
	01/2025	BRL	14,560		$2,590	0	(53)

BRC	10/2024	GBP	28,859		38,072	0	(511)
	10/2024		$14,809	SEK	149,836	0	(56)
	10/2024	ZAR	446		$24	0	(1)
	11/2024	SEK	149,595		14,809	56	0

CBK	10/2024	IDR	1,692,657		109	0	(2)
	10/2024		$11,875	INR	998,746	33	0
	10/2024		11	THB	364	0	0
	10/2024	ZAR	159,431		$8,743	0	(473)
	11/2024	BRL	7,127		1,269	0	(34)
	11/2024	TWD	159,755		5,017	2	(56)

DUB	02/2025		$2,268	MXN	45,895	15	0

FAR	10/2024	JPY	17,345		$121	0	0
	10/2024		$9,535	AUD	13,873	55	0
	10/2024		80,447	EUR	71,942	0	(365)
	11/2024	AUD	13,873		$9,540	0	(56)
	11/2024	EUR	71,942		80,558	365	0

GLM	10/2024		$1,097	INR	92,271	3	0
	11/2024		1,543	TWD	48,331	0	(9)
	02/2025		1,022	MXN	20,804	14	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	175

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2024	CNH	661		$92	$0	$(2)
	10/2024	GBP	1,490		1,958	0	(35)
	10/2024		$8,386	EUR	7,522	0	(13)
	11/2024	TWD	20,376		$627	0	(20)

MBC	10/2024	CAD	341		251	0	(1)
	10/2024	JPY	162,640		1,128	0	(3)
	10/2024		$77,297	CAD	103,853	0	(507)
	10/2024		33,170	GBP	24,800	0	(14)
	10/2024		8,219	SGD	10,559	0	(4)
	11/2024	CAD	103,769		$77,297	508	0
	11/2024	CNH	60		9	0	0
	11/2024	GBP	24,800		33,169	13	0
	11/2024	SGD	10,541		8,219	4	0
	11/2024	TWD	32,767		1,023	0	(17)

MYI	10/2024	EUR	72,787		81,120	98	0
	10/2024	SEK	149,872		14,637	0	(121)
	10/2024	SGD	10,558		8,108	0	(107)
	11/2024	TWD	21,130		672	1	0

RBC	10/2024	EUR	7,522		8,390	17	0
	11/2024		$8,401	EUR	7,522	0	(17)

SCX	10/2024		4,444	INR	373,487	9	0
	11/2024	TWD	6,127		$190	0	(5)

TOR	10/2024	AUD	13,873		9,409	0	(182)
	10/2024	CAD	103,438		76,851	368	0
	10/2024		$1,838	JPY	265,724	11	0
	11/2024	JPY	264,504		$1,838	0	(11)

UAG	10/2024		$876	JPY	125,398	0	(3)
	10/2024	ZAR	134,982		$7,376	0	(426)
	11/2024	JPY	124,821		876	3	0
	12/2024		$4	MXN	72	0	0

Total Forward Foreign Currency Contracts						$1,756	$(3,244)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600%	11/20/2024	12,800	$ 26	$7

GST	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600	11/20/2024	12,300	26	6

						$ 52	$13

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	21,600	$20	$40

CKL	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.930	03/06/2025	12,100	81	64
	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.960	03/10/2025	12,000	76	69
	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.940	03/24/2025	10,800	70	65

FAR	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.843	09/15/2025	57,800	75	81

GLM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/06/2025	34,100	0	54
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/10/2025	52,100	0	86
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/11/2025	34,600	0	58
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/12/2025	51,900	0	87
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/13/2025	51,900	0	88
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/18/2025	51,900	0	93

MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.843	09/15/2025	57,800	75	81
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.329	05/29/2025	5,100	174	40

NGF	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.871	09/17/2025	88,000	106	120

UAG	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.967	09/18/2025	35,100	42	42

							$719	$1,068

Total Purchased Options							$771	$1,081

176	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-42 5-Year Index	Sell	0.800%	11/20/2024	25,600	$ (23)	$ (6)

GST	Put - OTC CDX.IG-42 5-Year Index	Sell	0.800	11/20/2024	24,600	(25)	(5)

						$ (48)	$ (11)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	1,500	$(5)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,500	(5)	(5)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	900	(2)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	900	(2)	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	1,800	(3)	(14)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	1,800	(3)	0

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	2,400	(18)	(17)

CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.958	03/06/2025	13,700	(81)	(89)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.008	03/10/2025	13,700	(77)	(103)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.948	03/24/2025	12,400	(70)	(85)

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.638	09/15/2025	57,800	(75)	(49)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	1,600	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	1,600	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	1,500	(5)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	1,500	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	1,500	(5)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	1,500	(5)	(5)

GLM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.243	03/06/2025	3,800	0	(44)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.255	03/10/2025	5,700	0	(69)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/11/2025	3,800	0	(46)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.245	03/12/2025	5,700	0	(69)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/13/2025	5,700	0	(71)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/18/2025	5,700	0	(72)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	1,400	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	1,400	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	1,400	(5)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	1,400	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	1,400	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	1,400	(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	1,400	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	1,400	(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	2,400	(8)	(7)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	2,400	(8)	(8)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	1,000	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	1,000	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	900	(3)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	1,500	(6)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	1,500	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	1,500	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	700	(2)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	1,500	(5)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	700	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	800	(3)	(3)

MYC	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.633	09/15/2025	57,800	(75)	(49)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	1,500	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	1,500	(4)	(5)

NGF	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.701	09/17/2025	88,000	(106)	(83)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	1,000	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	1,000	(2)	0

UAG	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.777	09/18/2025	35,100	(42)	(36)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	1,300	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	1,300	(4)	(4)

							$(711)	$(1,009)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	177

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$91.125	10/08/2024	1,500	$(8)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.125	10/08/2024	1,500	(7)	(29)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054	98.641	10/08/2024	1,700	(6)	(4)

					$(21)	$(33)

Total Written Options					$(780)	$(1,053)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024	$25,000	$319	$(1,725)	$0	$(1,406)

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	03/20/2025	25,000	321	(240)	81	0

Total Swap Agreements								$640	$(1,965)	$81	$(1,406)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
BOA	$0	$0	$0	$0	$0	$(6)	$0	$(6)	$(6)	$0	$(6)
BPS	181	7	0	188	(193)	(11)	(1,406)	(1,610)	(1,422)	1,573	151
BRC	56	0	0	56	(568)	(14)	0	(582)	(526)	552	26
CBK	35	40	0	75	(565)	(17)	0	(582)	(507)	711	204
CKL	0	198	0	198	0	(277)	0	(277)	(79)	0	(79)
DUB	15	0	0	15	0	0	0	0	15	0	15
FAR	420	81	0	501	(421)	(79)	0	(500)	1	0	1
GLM	17	466	0	483	(9)	(408)	0	(417)	66	0	66
GST	0	6	0	6	0	(5)	0	(5)	1	0	1
JPM	0	0	81	81	(70)	(18)	0	(88)	(7)	0	(7)
MBC	525	0	0	525	(546)	0	0	(546)	(21)	0	(21)
MYC	0	121	0	121	0	(56)	0	(56)	65	0	65
MYI	99	0	0	99	(228)	0	0	(228)	(129)	354	225
NGF	0	120	0	120	0	(83)	0	(83)	37	0	37
RBC	17	0	0	17	(17)	0	0	(17)	0	0	0
RYL	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
SAL	0	0	0	0	0	(33)	0	(33)	(33)	0	(33)
SCX	9	0	0	9	(5)	0	0	(5)	4	0	4
TOR	379	0	0	379	(193)	0	0	(193)	186	0	186
UAG	3	42	0	45	(429)	(45)	0	(474)	(429)	274	(155)

Total Over the Counter	$1,756	$1,081	$81	$2,918	$(3,244)	$(1,053)	$(1,406)	$(5,703)

(k)

Securities with an aggregate market value of $3,464 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

178	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$520	$520
Swap Agreements	0	0	0	0	1,323	1,323

	$0	$0	$0	$0	$1,843	$1,843

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,756	$0	$1,756
Purchased Options	0	13	0	0	1,068	1,081
Swap Agreements	0	0	0	0	81	81

	$0	$13	$0	$1,756	$1,149	$2,918

	$0	$13	$0	$1,756	$2,992	$4,761

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14	$14
Futures	0	0	0	0	788	788
Swap Agreements	0	4	0	0	494	498

	$0	$4	$0	$0	$1,296	$1,300

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,244	$0	$3,244
Written Options	0	11	0	0	1,042	1,053
Swap Agreements	0	0	0	0	1,406	1,406

	$0	$11	$0	$3,244	$2,448	$5,703

	$0	$15	$0	$3,244	$3,744	$7,003

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$257	$257
Futures	0	0	0	0	182	182
Swap Agreements	0	224	0	0	4,586	4,810

	$0	$224	$0	$0	$5,025	$5,249

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,008)	$0	$(4,008)
Purchased Options	0	0	0	(168)	351	183
Written Options	0	0	0	105	2,166	2,271
Swap Agreements	0	0	0	0	(2,251)	(2,251)

	$0	$0	$0	$(4,071)	$266	$(3,805)

	$0	$224	$0	$(4,071)	$5,291	$1,444

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(18)	$(18)
Futures	0	0	0	0	1,495	1,495
Swap Agreements	0	120	0	0	(12,718)	(12,598)

	$0	$120	$0	$0	$(11,241)	$(11,121)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,725)	$0	$(3,725)
Purchased Options	0	(39)	0	141	564	666
Written Options	0	37	0	(99)	(209)	(271)
Swap Agreements	0	0	0	0	(725)	(725)

	$0	$(2)	$0	$(3,683)	$(370)	$(4,055)

	$0	$118	$0	$(3,683)	$(11,611)	$(15,176)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	179

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$275,259	$0	$275,259
Industrials	0	122,142	0	122,142
Utilities	0	105,382	0	105,382
Municipal Bonds & Notes
California	0	4,169	0	4,169
Michigan	0	2,526	0	2,526
New York	0	1,715	0	1,715
U.S. Government Agencies	0	1,072,341	0	1,072,341
U.S. Treasury Obligations	0	386,744	0	386,744
Non-Agency Mortgage-Backed Securities	0	162,749	0	162,749
Asset-Backed Securities	0	160,237	0	160,237
Sovereign Issues	0	151,641	0	151,641
Preferred Securities
Banking & Finance	0	4,926	0	4,926
Short-Term Instruments
Repurchase Agreements	0	68,700	0	68,700
U.S. Treasury Bills	0	232	0	232

Total Investments	$0	$2,518,763	$0	$2,518,763

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,864)	$0	$(1,864)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	104	1,739	0	1,843
Over the counter	0	2,918	0	2,918

	$104	$4,657	$0	$4,761

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(250)	(1,047)	0	(1,297)
Over the counter	0	(5,703)	0	(5,703)

	$(250)	$(6,750)	$0	$(7,000)

Total Financial Derivative Instruments	$(146)	$(2,093)	$0	$(2,239)

Totals	$(146)	$2,514,806	$0	$2,514,660

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

180	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Fund II	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 160.1%

CORPORATE BONDS & NOTES 23.5%

BANKING & FINANCE 9.1%

Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	$1,500	$1,484

Ally Financial, Inc.
6.848% due 01/03/2030 •	600	634

American Tower Corp.
3.375% due 10/15/2026	800	786
3.950% due 03/15/2029	200	196
5.800% due 11/15/2028	800	841

Athene Global Funding
5.516% due 03/25/2027	800	819
5.620% due 05/08/2026	300	305
5.684% due 02/23/2026	700	710

Bank of America Corp.
4.948% due 07/22/2028 •	800	814
5.933% due 09/15/2027 •	300	309

Blackstone Secured Lending Fund
5.875% due 11/15/2027	1,100	1,119

Blue Owl Credit Income Corp.
6.600% due 09/15/2029	200	205

Blue Owl Finance LLC
6.250% due 04/18/2034	900	943

Brixmor Operating Partnership LP
5.500% due 02/15/2034	400	412

Brown & Brown, Inc.
5.650% due 06/11/2034	600	630

Cantor Fitzgerald LP
7.200% due 12/12/2028	500	531

Citigroup, Inc.
5.174% due 02/13/2030 •	600	617

Citizens Financial Group, Inc.
6.645% due 04/25/2035 •	1,300	1,428

CNO Global Funding
5.875% due 06/04/2027	1,200	1,236

EPR Properties
4.500% due 04/01/2025	1,500	1,493

Equinix, Inc.
2.500% due 05/15/2031	500	442

Equitable Holdings, Inc.
4.350% due 04/20/2028	400	399

F&G Global Funding
5.875% due 06/10/2027	600	615

Ford Motor Credit Co. LLC
2.900% due 02/16/2028	200	186
3.815% due 11/02/2027	200	193
5.800% due 03/05/2027	1,500	1,528
5.800% due 03/08/2029	700	712

Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •	4,100	4,310
6.550% (TSFR3M + 1.432%) due 05/15/2026 ~	1,600	1,609

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,600	1,404

Healthpeak OP LLC
3.500% due 07/15/2029	1,300	1,248

Host Hotels & Resorts LP
5.500% due 04/15/2035	300	305

Jefferies Financial Group, Inc.
6.200% due 04/14/2034	1,400	1,499

Kilroy Realty LP
6.250% due 01/15/2036	200	205

LPL Holdings, Inc.
5.700% due 05/20/2027	1,000	1,022

LXP Industrial Trust
6.750% due 11/15/2028	600	642

Morgan Stanley
5.123% due 02/01/2029 •	1,000	1,026
5.656% due 04/18/2030 •	500	526

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	1,700	1,689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028	$1,700	$1,519

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	600	599

Sammons Financial Group, Inc.
6.875% due 04/15/2034	600	642

Santander Holdings USA, Inc.
3.450% due 06/02/2025	1,600	1,583
7.660% due 11/09/2031 •	1,200	1,350

SBA Tower Trust
1.884% due 07/15/2050	1,400	1,351
2.328% due 07/15/2052	1,700	1,574

Sixth Street Lending Partners
6.500% due 03/11/2029	300	308

TPG Operating Group Co.
5.875% due 03/05/2034	600	640

Wells Fargo & Co.
2.393% due 06/02/2028 •	1,600	1,522
6.303% due 10/23/2029 •	1,000	1,070

WP Carey, Inc.
4.250% due 10/01/2026	1,780	1,774

		49,004

INDUSTRIALS 7.4%

American Airlines Pass-Through Trust
3.000% due 04/15/2030	777	733
3.150% due 08/15/2033	1,587	1,481
3.500% due 08/15/2033	378	339
4.000% due 01/15/2027	104	103

Amgen, Inc.
5.250% due 03/02/2033	1,000	1,041

Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,300	1,283
6.125% due 11/21/2026	200	206

Becton Dickinson & Co.
4.874% due 02/08/2029	200	204

Boeing Co.
6.259% due 05/01/2027	300	310
6.298% due 05/01/2029	400	421
6.388% due 05/01/2031	400	425
6.528% due 05/01/2034	200	215
6.858% due 05/01/2054	300	329
7.008% due 05/01/2064	200	221

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	200	194

British Airways Pass-Through Trust
2.900% due 09/15/2036	703	625
3.350% due 12/15/2030	691	649

Broadcom, Inc.
3.137% due 11/15/2035	707	605
3.187% due 11/15/2036	500	424

CDW LLC
4.125% due 05/01/2025	1,400	1,391

Constellation Brands, Inc.
4.800% due 01/15/2029	300	306

Cox Communications, Inc.
3.500% due 08/15/2027	600	586

Daimler Truck Finance North America LLC
2.000% due 12/14/2026	1,700	1,619

Energy Transfer LP
4.950% due 05/15/2028	1,600	1,624
6.050% due 12/01/2026	900	932

FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029	1,400	1,394

GXO Logistics, Inc.
6.250% due 05/06/2029	1,400	1,474

HCA, Inc.
5.200% due 06/01/2028	1,450	1,488

Hyundai Capital America
6.288% due 08/04/2025 •	1,300	1,307

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	2,100	1,666

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JetBlue Pass-Through Trust
2.750% due 11/15/2033	$1,268	$1,138

Las Vegas Sands Corp.
5.900% due 06/01/2027	1,500	1,541

Marvell Technology, Inc.
5.750% due 02/15/2029	925	971

Meta Platforms, Inc.
5.400% due 08/15/2054	200	210

ONE Gas, Inc.
5.100% due 04/01/2029	300	311

Oracle Corp.
3.850% due 04/01/2060	1,300	980

Philip Morris International, Inc.
5.125% due 02/13/2031	1,000	1,040

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	1,600	1,383

Southern Co.
3.700% due 04/30/2030	1,400	1,354

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	130	120

Sprint Spectrum Co. LLC
5.152% due 09/20/2029	630	636

TD Synnex Corp.
6.100% due 04/12/2034	500	529

Tyson Foods, Inc.
5.400% due 03/15/2029	300	312
5.700% due 03/15/2034	300	316

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,535	1,374
3.100% due 01/07/2030	883	838
4.150% due 02/25/2033	885	851

VMware, Inc.
1.800% due 08/15/2028	1,800	1,638

Williams Cos., Inc.
4.800% due 11/15/2029	600	609

Zimmer Biomet Holdings, Inc.
5.200% due 09/15/2034	200	204

		39,950

UTILITIES 7.0%

AES Corp.
5.450% due 06/01/2028	500	515

Alabama Power Co.
1.450% due 09/15/2030	1,100	942

Ameren Illinois Co.
1.550% due 11/15/2030	1,500	1,287

Appalachian Power Co.
2.700% due 04/01/2031	1,600	1,431

Avangrid, Inc.
3.800% due 06/01/2029	1,100	1,070

Constellation Energy Generation LLC
6.125% due 01/15/2034	600	660

Duke Energy Carolinas LLC
2.550% due 04/15/2031	1,600	1,439

Entergy Mississippi LLC
5.000% due 09/01/2033	800	818

Eversource Energy
5.450% due 03/01/2028	500	518

Florida Power & Light Co.
3.700% due 12/01/2047	1,300	1,065

Georgia Power Co.
3.250% due 03/15/2051	1,500	1,109

Liberty Utilities Co.
5.577% due 01/31/2029	2,000	2,069

Louisville Gas & Electric Co.
5.450% due 04/15/2033	200	211

Massachusetts Electric Co.
1.729% due 11/24/2030	1,500	1,263

Narragansett Electric Co.
5.350% due 05/01/2034	600	625

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	181

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	$1,200	$997

New York State Electric & Gas Corp.
2.150% due 10/01/2031	1,700	1,429

NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	1,500	1,480

Northern States Power Co.
2.250% due 04/01/2031	1,600	1,416

Pacific Gas & Electric Co.
4.400% due 03/01/2032	1,700	1,656
4.550% due 07/01/2030	1,500	1,489
5.550% due 05/15/2029	500	520
6.100% due 01/15/2029	1,200	1,268
6.950% due 03/15/2034	600	682

PacifiCorp
5.450% due 02/15/2034	600	624

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	700	702

Public Service Enterprise Group, Inc.
5.450% due 04/01/2034	300	313

San Diego Gas & Electric Co.
2.950% due 08/15/2051	1,700	1,195

Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,341
3.700% due 08/01/2025	1,600	1,588
4.700% due 06/01/2027	1,500	1,521

Southwest Gas Corp.
4.050% due 03/15/2032	1,800	1,713

Southwestern Electric Power Co.
4.100% due 09/15/2028	1,400	1,389

Virginia Electric & Power Co.
3.750% due 05/15/2027	1,500	1,489

		37,834

Total Corporate Bonds & Notes (Cost $131,227)		126,788

MUNICIPAL BONDS & NOTES 0.4%

ILLINOIS 0.2%

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
3.057% due 01/01/2034	1,400	1,250

WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,000	901

Total Municipal Bonds & Notes (Cost $2,400)		2,151

U.S. GOVERNMENT AGENCIES 58.5%

Fannie Mae
4.767% due 12/25/2042 ~	122	122
5.523% due 12/25/2036 •	37	36
5.722% due 01/01/2035 •	44	44
6.131% due 12/25/2047 •	1,355	1,352
6.250% due 08/25/2054 •	1,819	1,831
6.363% due 07/01/2044 •	21	21
6.500% due 06/25/2044	23	24
6.576% due 09/01/2035 •	7	7
6.579% due 05/25/2035 ~	18	19
6.776% due 04/01/2041 •	4	4
6.902% due 05/01/2038 •	218	225

Federal Home Loan Bank
0.960% due 03/05/2026	12,500	11,986

Freddie Mac
0.800% due 10/28/2026 (f)	6,100	5,744
4.000% due 06/01/2030 - 04/01/2048	518	510
4.500% due 02/01/2029	27	27
5.000% due 12/01/2039 - 07/01/2040	30	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 12/01/2036 - 07/01/2039	$265	$275
6.000% due 11/01/2029 - 08/01/2038	888	934
6.207% due 08/15/2036 •	280	282
6.323% due 02/25/2045 •	43	41
7.405% due 07/01/2030 •	4	4
8.000% due 06/15/2030	59	63

Ginnie Mae
3.000% due 03/20/2052	10,464	9,548
3.625% (H15T1Y + 1.500%) due 09/20/2025 ~	5	5
3.625% due 07/20/2027 - 07/20/2030 •	25	25
3.750% due 12/20/2029 •	35	35
4.000% due 07/20/2027 •	26	26
4.000% due 09/15/2049 - 02/15/2050	169	164
4.500% due 04/20/2048 - 12/20/2053	2,521	2,498
4.625% (H15T1Y + 1.500%) due 01/20/2025 - 01/20/2026 ~	1	0
4.625% due 02/20/2027 •	7	7
4.875% due 05/20/2027 - 06/20/2027 •	14	14
5.000% due 07/15/2034 - 07/20/2049	1,852	1,883
5.906% due 06/20/2065 •	452	452
5.927% due 02/20/2067 •	200	200
5.941% due 07/20/2062 ~	203	202
5.982% due 10/20/2062 •	832	831
6.067% due 07/20/2065 - 10/20/2065 •	1,629	1,627
6.117% due 11/20/2065 •	48	48
6.217% due 08/20/2066 •	629	629
6.267% due 05/20/2066 - 07/20/2066 •	2,006	2,008
6.367% due 04/20/2066 •	254	255
6.387% due 07/20/2065 •	1,093	1,095
6.859% due 11/20/2067 •	900	910

Ginnie Mae, TBA
4.000% due 11/01/2054	18,500	17,900

Tennessee Valley Authority
1.500% due 09/15/2031	1,700	1,460
3.875% due 03/15/2028	2,600	2,627

Uniform Mortgage-Backed Security
2.500% due 12/01/2032	784	756
3.000% due 02/01/2052 - 07/01/2052	57,918	52,081
3.500% due 01/01/2026 - 05/01/2035	5,496	5,416
4.000% due 03/01/2026 - 06/01/2049	719	705
4.500% due 11/01/2024 - 12/01/2040	208	211
5.000% due 04/01/2053 - 06/01/2053	20,468	20,476
5.500% due 01/01/2025 - 02/01/2040	683	704
6.000% due 10/01/2032 - 01/01/2039	685	721
6.500% due 07/01/2031 - 10/01/2037	5	4

Uniform Mortgage-Backed Security, TBA
2.000% due 11/01/2054	16,100	13,333
2.500% due 11/01/2054	25,100	21,694
3.500% due 11/01/2054	23,950	22,323
4.000% due 11/01/2054	28,600	27,492
4.500% due 11/01/2054	32,250	31,720
5.000% due 11/01/2054	44,000	43,981
5.500% due 11/01/2054	5,700	5,766

Total U.S. Government Agencies (Cost $321,502)		315,414

U.S. TREASURY OBLIGATIONS 54.1%

U.S. Treasury Bonds
1.375% due 11/15/2040 (d)	18,900	12,833
1.875% due 02/15/2041	1,100	807

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 11/15/2041	$700	$515
2.250% due 05/15/2041 (d)	6,300	4,885
2.375% due 02/15/2042	1,700	1,325
2.500% due 02/15/2045	880	673
2.750% due 11/15/2042	700	574
2.875% due 05/15/2043 (f)	1,800	1,495
3.000% due 05/15/2042	400	344
3.000% due 05/15/2045	12,810	10,654
3.125% due 02/15/2043 (f)	2,400	2,077
3.125% due 08/15/2044	1,200	1,024
3.250% due 05/15/2042 (d)	7,600	6,760
3.375% due 08/15/2042 (d)	26,700	24,105
3.375% due 05/15/2044	500	445
3.625% due 08/15/2043	2,300	2,131
3.625% due 02/15/2044	1,500	1,385
3.750% due 11/15/2043	1,300	1,224
3.875% due 05/15/2043 (d)	9,200	8,860
4.000% due 11/15/2042	5,300	5,217
4.375% due 08/15/2043 (d)	18,200	18,720
4.500% due 02/15/2044	3,700	3,862
4.625% due 05/15/2054 (d)	1,900	2,061
4.750% due 02/15/2041	160	174

U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2032	6,127	5,540
0.250% due 01/15/2025 (d)	3,585	3,542
0.625% due 07/15/2032	7,469	6,997
1.125% due 01/15/2033	10,633	10,264
1.250% due 04/15/2028	6,711	6,650
1.750% due 01/15/2034	15,246	15,423
2.375% due 10/15/2028 (d)	2,156	2,240

U.S. Treasury Notes
1.250% due 04/30/2028	2,700	2,490
1.250% due 09/30/2028	2,600	2,376
1.500% due 11/30/2028	4,800	4,417
2.375% due 03/31/2029	5,800	5,512
2.875% due 08/15/2028	2,600	2,534
3.250% due 06/30/2029	4,900	4,830
3.500% due 04/30/2028 (d)	4,500	4,490
3.625% due 03/31/2030	2,600	2,602
3.750% due 05/31/2030	2,600	2,618
3.750% due 06/30/2030 (d)	6,300	6,343
3.875% due 09/30/2029	12,600	12,762
4.000% due 06/30/2028 (f)	1,900	1,929
4.000% due 02/28/2030	2,600	2,650
4.000% due 02/15/2034 (d)	42,600	43,342
4.125% due 07/31/2028	1,900	1,937
4.125% due 08/31/2030	3,700	3,797
4.375% due 11/30/2030	7,200	7,491
4.625% due 09/30/2028 (d)	4,600	4,779
4.625% due 09/30/2030	3,600	3,792
4.875% due 10/31/2028	2,600	2,728
4.875% due 10/31/2030	3,600	3,843

U.S. Treasury STRIPS
0.000% due 05/15/2041 (a)	30	15
0.000% due 08/15/2041 (a)	370	178
0.000% due 11/15/2041 (a)	180	86
0.000% due 02/15/2042 (a)	380	179
0.000% due 05/15/2042 (a)	270	125
0.000% due 08/15/2042 (a)	1,970	901
0.000% due 11/15/2042 (a)	450	203

Total U.S. Treasury Obligations (Cost $302,424)		291,755

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.6%

Angel Oak Mortgage Trust
6.197% due 01/25/2069 þ	720	734

Ashford Hospitality Trust
6.394% due 06/15/2035 •	112	111

BAMLL Commercial Mortgage Securities Trust
6.261% due 09/15/2038 •	1,800	1,726

Banc of America Funding Trust
5.591% due 05/25/2035 ~	86	80

BANK
3.432% due 05/15/2062	657	647
3.506% due 03/15/2064 ~	1,500	1,396

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033	2,300	2,238

182	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	$1,406	$1,236

Bear Stearns Adjustable Rate Mortgage Trust
5.261% due 02/25/2036 ~	36	27
6.500% due 04/25/2033 ~	19	19
6.648% due 01/25/2035 ~	178	181

Bear Stearns ALT-A Trust
5.240% due 09/25/2035 ~	87	53
5.454% due 05/25/2035 ~	317	301

Beast Mortgage Trust
6.397% due 02/15/2037 •	1,600	1,425

BMO Mortgage Trust
6.526% due 05/15/2057 ~	1,200	1,295

BWAY Mortgage Trust
6.461% due 09/15/2036 •	1,800	1,716

BX Trust
5.941% due 10/15/2036 •	1,147	1,140

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	1,479	1,344
6.580% due 06/25/2055 •	1,823	1,817

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.199% due 10/25/2035 •	142	135

Citigroup Commercial Mortgage Trust
6.391% due 10/15/2036 •	1,700	1,688

Citigroup Mortgage Loan Trust
6.940% due 09/25/2035 •	114	112
7.230% due 10/25/2035 •	27	27

Colony Mortgage Capital Ltd.
6.362% due 11/15/2038 •	1,625	1,604

Countrywide Home Loan Mortgage Pass-Through Trust
6.662% due 02/20/2036 •	43	37

Credit Suisse Commercial Mortgage Trust
6.278% due 06/15/2034 •	888	832

Credit Suisse First Boston Mortgage Securities Corp.
4.280% due 09/25/2033 ~	351	353

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.000% due 11/25/2056 ~	1,231	1,082
3.850% due 09/25/2057 ~	1,543	1,501
6.611% due 07/15/2038 •	1,900	1,726

Cross Mortgage Trust
6.272% due 06/25/2069 þ	1,728	1,761

CRSNT Commercial Mortgage Trust
6.034% due 04/15/2036 •	1,500	1,460

DBGS Mortgage Trust
5.989% due 06/15/2033 •	2,000	1,839

DOLP Trust
2.956% due 05/10/2041	1,900	1,695

Extended Stay America Trust
6.291% due 07/15/2038 •	4,099	4,097

GCAT Trust
3.000% due 04/25/2052 ~	1,382	1,211

GCT Commercial Mortgage Trust
6.011% due 02/15/2038 •	1,900	1,711

GS Mortgage Securities Trust
3.621% due 10/10/2035	1,400	1,355

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~	1,293	1,091

GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,265	1,071
3.000% due 08/26/2052 ~	1,717	1,506

HomeBanc Mortgage Trust
5.469% due 03/25/2035 •	787	612

Hundred Acre Wood Trust
5.000% due 10/25/2051 •	1,233	1,150

IndyMac Adjustable Rate Mortgage Trust
6.516% due 01/25/2032 ~	2	2

IndyMac INDX Mortgage Loan Trust
4.102% due 11/25/2035 ~	500	456

JP Morgan Chase Commercial Mortgage Securities Trust
6.354% due 06/15/2035 •	1,454	1,272
6.594% due 12/15/2031 •	486	451

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	$1,445	$1,220
3.000% due 01/25/2052 ~	1,333	1,172
3.000% due 03/25/2052 ~	1,422	1,250
3.500% due 09/25/2052 ~	1,449	1,316

JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	541	537

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044	1,700	1,333

Manhattan West Mortgage Trust
2.130% due 09/10/2039	1,500	1,391

MFA Trust
2.479% due 03/25/2065 ~	306	295

Morgan Stanley Bank of America Merrill Lynch Trust
3.557% due 12/15/2047	229	228

Morgan Stanley Capital Trust
3.436% due 12/15/2049	1,140	1,126
6.380% due 12/15/2038 •	1,700	1,626

Morgan Stanley Mortgage Loan Trust
6.940% due 06/25/2036 ~	891	879

Natixis Commercial Mortgage Securities Trust
6.311% due 08/15/2038 •	1,700	1,605

NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •	1,700	1,652

OBX Trust
2.500% due 10/25/2051 ~	1,392	1,177
3.000% due 02/25/2052 ~	1,346	1,177

One New York Plaza Trust
6.161% due 01/15/2036 •	1,500	1,434

Prime Mortgage Trust
5.369% due 02/25/2034 •	20	18

PRPM LLC
3.750% due 03/25/2054 þ	920	898

Residential Funding Mortgage Securities, Inc. Trust
5.835% due 02/25/2036 ~	67	62

Sequoia Mortgage Trust
5.719% due 04/19/2027 •	67	65

SFO Commercial Mortgage Trust
6.361% due 05/15/2038 •	1,000	955

SREIT Trust
5.911% due 10/15/2038 •	1,700	1,686

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	186	180

Structured Asset Mortgage Investments Trust
5.739% due 09/19/2032 •	14	13

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	1,322	1,271

UWM Mortgage Trust
2.500% due 11/25/2051 ~	1,884	1,590
2.500% due 12/25/2051 ~	1,323	1,114
3.000% due 01/25/2052 ~	1,513	1,327
5.000% due 09/25/2051 •	1,375	1,293
5.000% due 11/25/2051 •	1,393	1,305

VASA Trust
6.111% due 07/15/2039 •	1,900	1,762

WaMu Mortgage Pass-Through Certificates Trust
5.549% due 10/25/2045 •	66	65

Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~	1,500	1,356

Total Non-Agency Mortgage-Backed Securities (Cost $89,127)		83,701

ASSET-BACKED SECURITIES 7.6%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	2,000	2,109

BDS Ltd.
6.765% due 03/19/2039 •	2,933	2,940

DLLMT LLC
5.780% due 11/20/2025	292	293

EMC Mortgage Loan Trust
5.709% due 05/25/2040 •	212	211

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Fleet Financing LLC
5.740% due 12/20/2026	$2,100	$2,125

FCCU Auto Receivables Trust
5.460% due 04/15/2030	500	517

Flagship Credit Auto Trust
4.030% due 12/15/2026	562	560
5.640% due 03/15/2028	2,132	2,148

Fremont Home Loan Trust
5.029% due 01/25/2037 •	38	18

FS Rialto Issuer LLC
7.243% due 01/19/2039 •	1,368	1,373

GLS Auto Select Receivables Trust
5.580% due 06/17/2030	800	811

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026	1,200	1,215

Lendmark Funding Trust
1.900% due 11/20/2031	1,700	1,602

Mariner Finance Issuance Trust
1.860% due 03/20/2036	1,700	1,619

MF1 LLC
6.702% due 03/19/2039 •	1,200	1,201
7.115% due 06/19/2037 •	2,875	2,880
7.600% due 09/17/2037 •	1,400	1,405

Morgan Stanley IXIS Real Estate Capital Trust
5.019% due 11/25/2036 •	12	4

Mosaic Solar Loan Trust
2.640% due 01/20/2053	1,171	1,030

Navient Private Education Loan Trust
6.661% due 07/16/2040 •	748	750

Octane Receivables Trust
5.880% due 06/20/2031	847	851

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.214% due 01/25/2036 •	60	60

Ready Capital Mortgage Financing LLC
6.913% due 01/25/2037 •	1,150	1,151

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027	798	800

SBA Tower Trust
3.869% due 10/15/2049 þ	1,900	1,899

SBNA Auto Lease Trust
5.700% due 03/15/2027	209	209
6.510% due 04/20/2027	1,700	1,731

Securitized Asset-Backed Receivables LLC Trust
5.089% due 12/25/2036 •	562	128

SMB Private Education Loan Trust
6.442% due 06/17/2052 •	961	955

Structured Asset Investment Loan Trust
5.869% due 09/25/2034 •	139	133
6.094% due 07/25/2033 •	880	901

Sunrun Demeter Issuer
2.270% due 01/30/2057	1,456	1,265

Synchrony Card Funding LLC
5.740% due 10/15/2029	1,400	1,442

Towd Point HE Trust
0.918% due 02/25/2063 ~	254	247

Veros Auto Receivables Trust
7.120% due 11/15/2028	225	227

VMC Finance LLC
7.241% due 02/18/2039 •	2,217	2,207

Volkswagen Auto Lease Trust
5.810% due 10/20/2026	1,600	1,619

VStrong Auto Receivables Trust
5.790% due 08/16/2027	428	429

Total Asset-Backed Securities (Cost $41,557)		41,065

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	183

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

CoBank ACB
7.250% due 07/01/2029 •(c)	2,200,000	$2,301

Total Preferred Securities (Cost $2,200)		2,301

Total Investments in Securities (Cost $890,437)		863,175

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.5%

SHORT-TERM INSTRUMENTS 2.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%

PIMCO Short-Term Floating NAV Portfolio III	1,347,820	$13,124

Total Short-Term Instruments (Cost $13,123)		13,124

Total Investments in Affiliates (Cost $13,123)		13,124

MARKET VALUE (000S)
Total Investments 162.6% (Cost $903,560)	$876,299

Financial Derivative Instruments (e) 0.2% (Cost or Premiums, net $2,858)	857

Other Assets and Liabilities, net (62.8)%	(338,106)

Net Assets 100.0%	$539,050

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	5.040%	09/19/2024	10/03/2024	$ (24,364)	$(24,405)
BSN	5.030	09/19/2024	10/10/2024	(62,263)	(62,367)
JPS	5.030	09/25/2024	10/02/2024	(2,099)	(2,101)
STR	4.990	09/30/2024	10/01/2024	(25,113)	(25,116)
	5.020	10/01/2024	10/02/2024	(20,016)	(20,017)

Total Reverse Repurchase Agreements					$(134,006)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	5.330%	08/28/2024	10/28/2024	$(49,636)	$(49,887)

Total Sale-Buyback Transactions					$(49,887)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.0)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2054	$17,900	$(16,247)	$(16,087)

Total Short Sales (3.0)%				$(16,247)	$(16,087)

184	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(24,405)	$0	$(24,405)	$24,105	$(300)
BSN	0	(62,367)	0	(62,367)	61,560	(807)
JPS	0	(2,101)	0	(2,101)	2,061	(40)
STR	0	(45,133)	0	(45,133)	25,436	(19,697)

Master Securities Forward Transaction Agreement
UBS	0	0	(49,887)	(49,887)	49,527	(360)

Total Borrowings and Other Financing Transactions	$0	$(134,006)	$(49,887)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(25,116)	$(88,873)	$0	$0	$(113,989)

Total	$(25,116)	$(88,873)	$0	$0	$(113,989)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(49,887)	0	0	(49,887)

Total	$0	$(49,887)	$0	$0	$(49,887)

Total Borrowings	$(25,116)	$(138,760)	$0	$0	$(163,876)

Payable for reverse repurchase agreements and sale-buyback financing transactions(4)					$(163,876)

(d)	Securities with an aggregate market value of $162,969 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(116,552) at a weighted average interest rate of 5.383%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(199) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(20,017) is outstanding at period end.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	28	$5,831	$12	$0	$(11)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	28	$(6,717)	$(12)	$6	$0
3-Month SOFR Active Contract June Futures	09/2025	28	(6,775)	(15)	9	0
3-Month SOFR Active Contract March Futures	06/2025	28	(6,754)	(15)	9	0
3-Month SOFR Active Contract September Futures	12/2024	28	(6,669)	(9)	2	0
U.S. Treasury 5-Year Note December Futures	12/2024	45	(4,945)	(8)	17	0
U.S. Treasury 10-Year Note December Futures	12/2024	16	(1,829)	0	7	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	589	(69,677)	8	304	0
U.S. Treasury 30-Year Bond December Futures	12/2024	223	(27,694)	134	153	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	103	(13,709)	104	80	0

				$187	$587	$0

Total Futures Contracts				$199	$587	$(11)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	185

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.818%	$	500	$62	$20	$82	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.853		1,800	(9)	14	5	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	0.944		1,800	(12)	15	3	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101		1,800	12	16	28	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.110		1,700	23	10	33	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412		630	125	(62)	63	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.885		805	97	19	116	0	(1)
Hess Corp.	1.000	Quarterly	12/20/2026	0.171		1,600	(18)	47	29	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.326		1,700	39	(14)	25	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440		300	0	6	6	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474		100	0	2	2	0	0

							$319	$73	$392	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.020%	Annual	11/08/2024	$4,800	$(31)	$(85)	$(116)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	6,300	(49)	(89)	(138)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	5,200	(18)	(262)	(280)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(397)	(438)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	2,600	(13)	(27)	(40)	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	7,600	(149)	(48)	(197)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	6,760	40	(215)	(175)	20	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	3,000	310	49	359	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.604	Annual	08/15/2033	13,300	0	(281)	(281)	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033	17,000	0	(365)	(365)	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033	3,500	0	(76)	(76)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033	4,500	0	(100)	(100)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	500	(2)	(13)	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	600	(3)	(16)	(19)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	1,000	(5)	(9)	(14)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	1,200	(6)	(13)	(19)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	900	(4)	(5)	(9)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	1,300	(5)	(72)	(77)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	10,200	51	(371)	(320)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	1,200	(4)	(59)	(63)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	2,300	(7)	(93)	(100)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	1,200	(5)	(46)	(51)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	1,180	(6)	(31)	(37)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	800	(3)	(12)	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	1,700	(6)	(30)	(36)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,700	(6)	(21)	(27)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,000	(4)	(13)	(17)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	1,800	(7)	(26)	(33)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	1,800	(6)	(28)	(34)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	700	(3)	(5)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	(2)	6	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,100	(5)	10	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	12,700	2,532	1,459	3,991	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	5,300	(2)	(157)	(159)	21	0

						$2,539	$(1,445)	$1,094	$326	$(42)

Total Swap Agreements						$2,858	$(1,372)	$1,486	$326	$(45)

186	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$587	$326	$913	$0	$(11)	$(45)	$(56)

(f)

Securities with an aggregate market value of $6,195 and cash of $6,045 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$587	$587
Swap Agreements	0	0	0	0	326	326

	$0	$0	$0	$0	$913	$913

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11	$11
Swap Agreements	0	3	0	0	42	45

	$0	$3	$0	$0	$53	$56

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$42	$42
Futures	0	0	0	0	(4,186)	(4,186)
Swap Agreements	0	105	0	0	(105)	0

	$0	$105	$0	$0	$(4,249)	$(4,144)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	187

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)	September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Purchased Options	$0	$0	$0	$0	$47	$47
Written Options	0	0	0	0	362	362

	$0	$0	$0	$0	$409	$409

	$0	$105	$0	$0	$(3,840)	$(3,735)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(4)	$(4)
Futures	0	0	0	0	1,111	1,111
Swap Agreements	0	(51)	0	0	(2,554)	(2,605)

	$0	$(51)	$0	$0	$(1,447)	$(1,498)

Over the counter
Written Options	$0	$0	$0	$0	$10	$10

	$0	$(51)	$0	$0	$(1,437)	$(1,488)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$49,004	$0	$49,004
Industrials	0	39,950	0	39,950
Utilities	0	37,834	0	37,834
Municipal Bonds & Notes
Illinois	0	1,250	0	1,250
West Virginia	0	901	0	901
U.S. Government Agencies	0	315,414	0	315,414
U.S. Treasury Obligations	0	291,755	0	291,755
Non-Agency Mortgage-Backed Securities	0	83,701	0	83,701
Asset-Backed Securities	0	41,065	0	41,065
Preferred Securities
Banking & Finance	0	2,301	0	2,301

	$0	$863,175	$0	$863,175

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,124	$0	$0	$13,124

Total Investments	$13,124	$863,175	$0	$876,299

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,087)	$0	$(16,087)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$913	$0	$913

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(56)	$0	$(56)

Total Financial Derivative Instruments	$0	$857	$0	$857

Totals	$13,124	$847,945	$0	$861,069

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

188	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Fund IV	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.8%

CORPORATE BONDS & NOTES 42.3%

BANKING & FINANCE 22.1%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031 (b)		$600	$597

AerCap Ireland Capital DAC
2.450% due 10/29/2026		500	480
6.100% due 01/15/2027		300	311

Air Lease Corp.
5.300% due 06/25/2026		600	610

Aircastle Ltd.
2.850% due 01/26/2028		300	281
6.500% due 07/18/2028		200	210

Ally Financial, Inc.
6.848% due 01/03/2030 •		400	422

American Express Co.
6.338% due 10/30/2026 •		500	510

American Tower Corp.
3.900% due 05/16/2030	EUR	600	689

Athene Global Funding
5.339% due 01/15/2027		$500	509
5.583% due 01/09/2029		700	725

Aviation Capital Group LLC
5.375% due 07/15/2029		100	102
5.500% due 12/15/2024		1,000	999

Avolon Holdings Funding Ltd.
5.750% due 03/01/2029		500	516
6.375% due 05/04/2028		500	523

Banco Santander SA
5.552% due 03/14/2028 •		400	409

Bank of America Corp.
3.559% due 04/23/2027 •		100	99
3.974% due 02/07/2030 •		500	491
4.376% due 04/27/2028 •		500	501
5.933% due 09/15/2027 •		600	618

Barclays PLC
5.335% due 09/10/2035 •		600	607
6.408% (SOFRRATE + 1.490%) due 03/12/2028 ~		500	504
6.793% (SOFRRATE + 1.880%) due 09/13/2027 ~		400	407
7.437% due 11/02/2033 •		600	693

BGC Group, Inc.
6.600% due 06/10/2029		600	621

BNP Paribas SA
5.497% due 05/20/2030 •		500	518

BPCE SA
5.716% due 01/18/2030 •		500	517
6.714% due 10/19/2029 •		500	535

Cantor Fitzgerald LP
7.200% due 12/12/2028		500	531

Capital One Financial Corp.
5.700% due 02/01/2030 •		300	311

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		1,200	1,151

Charles Schwab Corp.
6.196% due 11/17/2029 •		200	214

Citibank NA
5.488% due 12/04/2026		400	412
5.864% due 09/29/2025		300	304

Citigroup, Inc.
5.174% due 02/13/2030 •		100	103
6.105% (TSFR3M + 1.512%) due 07/01/2026 ~		1,000	1,006

Consumers 2023 Securitization Funding LLC
5.210% due 09/01/2031		500	521

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		500	519
5.500% due 07/18/2025		400	404
5.564% due 02/28/2029 •		300	311

Corebridge Global Funding
5.750% due 07/02/2026		100	103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Agricole SA
5.794% (SOFRRATE + 0.870%) due 03/11/2027 ~		$500	$502
6.316% due 10/03/2029 •		300	319

Crown Castle, Inc.
3.800% due 02/15/2028		500	491
5.600% due 06/01/2029		100	105

Deutsche Bank AG
3.961% due 11/26/2025 •		1,400	1,396
6.819% due 11/20/2029 •		500	538

EPR Properties
4.500% due 04/01/2025		1,400	1,393

Equinix, Inc.
2.500% due 05/15/2031		1,200	1,061

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		300	305
7.350% due 11/04/2027		300	319

FS KKR Capital Corp.
6.875% due 08/15/2029		700	729

General Motors Financial Co., Inc.
6.458% (SOFRINDX + 1.350%) due 05/08/2027 ~		500	503

Goldman Sachs Bank USA
5.787% (SOFRRATE + 0.750%) due 05/21/2027 ~		600	600

Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		400	410
7.275% (TSFR3M + 2.012%) due 10/28/2027 ~		900	920

Golub Capital BDC, Inc.
7.050% due 12/05/2028		500	528

HSBC Holdings PLC
2.013% due 09/22/2028 •		400	373
7.390% due 11/03/2028 •		1,000	1,083

Hudson Pacific Properties LP
4.650% due 04/01/2029		500	416

ING Groep NV
4.017% due 03/28/2028 •		800	794

JPMorgan Chase & Co.
1.578% due 04/22/2027 •		1,200	1,150
4.005% due 04/23/2029 •		100	99
5.299% due 07/24/2029 •		500	517
6.070% due 10/22/2027 •		500	518
6.143% (SOFRRATE + 0.930%) due 07/22/2028 ~		200	202
6.401% (SOFRRATE + 1.200%) due 01/23/2028 ~		100	101

JPMorgan Chase Bank NA
5.946% (SOFRRATE + 1.000%) due 12/08/2026 ~		500	506

Kilroy Realty LP
6.250% due 01/15/2036		300	307

LeasePlan Corp. NV
2.875% due 10/24/2024		1,200	1,198

Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	2,100	1,445

MassMutual Global Funding
5.050% due 12/07/2027		$600	619

Morgan Stanley
5.123% due 02/01/2029 •		500	513
5.449% due 07/20/2029 •		500	520
5.652% due 04/13/2028 •		300	310
5.656% due 04/18/2030 •		200	210
6.276% (SOFRRATE + 1.020%) due 04/13/2028 ~		900	905

Morgan Stanley Bank NA
6.336% (SOFRRATE + 1.080%) due 01/14/2028 ~		500	504

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		900	894

Mutual of Omaha Cos. Global Funding
5.350% due 04/09/2027		300	308
5.450% due 12/12/2028		500	519

Nationwide Building Society
6.557% due 10/18/2027 •		500	521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Group PLC
5.583% due 03/01/2028 •		$500	$513

New York Life Global Funding
5.830% due 01/16/2026 •		500	502

Newmark Group, Inc.
7.500% due 01/12/2029		500	541

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		200	187
6.963% (SOFRINDX + 2.050%) due 09/13/2027 ~		500	500

Nomura Holdings, Inc.
2.172% due 07/14/2028		100	92
6.181% due 01/18/2033		300	325

Northwestern Mutual Global Funding
4.900% due 06/12/2028		500	513

Nuveen LLC
5.550% due 01/15/2030		500	524

Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		1,400	1,406

Pacific Life Global Funding
4.500% due 08/28/2029		600	607

Piedmont Operating Partnership LP
3.150% due 08/15/2030		1,200	1,047

Pricoa Global Funding
4.650% due 08/27/2031		600	608

Protective Life Global Funding
5.467% due 12/08/2028		500	523

Retail Opportunity Investments Partnership LP
6.750% due 10/15/2028		400	429

RGA Global Funding
5.448% due 05/24/2029		100	104
5.500% due 01/11/2031		500	523

Royal Bank of Canada
4.875% due 01/19/2027		500	509
4.900% due 01/12/2028		300	307

Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		200	202
6.499% due 03/09/2029 •		400	419

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		475	479

SBA Tower Trust
2.328% due 07/15/2052		900	833

Societe Generale SA
1.792% due 06/09/2027 •		1,200	1,140

Standard Chartered PLC
3.971% due 03/30/2026 •		800	795
6.750% due 02/08/2028 •		100	105

Stifel Financial Corp.
4.000% due 05/15/2030		1,300	1,249

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		900	822
5.316% due 07/09/2029		600	625

Sun Communities Operating LP
5.500% due 01/15/2029		700	721

UBS AG
7.500% due 02/15/2028		300	330

UBS Group AG
0.650% due 09/10/2029	EUR	1,200	1,189
4.194% due 04/01/2031 •		$300	293
5.428% due 02/08/2030 •		700	724
6.246% due 09/22/2029 •		500	531
6.442% due 08/11/2028 •		300	316

Wells Fargo & Co.
2.393% due 06/02/2028 •		500	475
3.526% due 03/24/2028 •		800	785
6.303% due 10/23/2029 •		500	535

Wells Fargo Bank NA
5.994% (SOFRRATE + 1.070%) due 12/11/2026 ~		500	505

			67,378

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	189

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 13.0%

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029	$300	$300

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ	700	709

American Airlines Pass-Through Trust
3.200% due 12/15/2029	782	742
3.500% due 08/15/2033	983	882

Amgen, Inc.
5.750% due 03/02/2063	500	528

Arrow Electronics, Inc.
5.150% due 08/21/2029	600	610

BAT Capital Corp.
6.343% due 08/02/2030	500	541

Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,200	1,185
6.375% due 11/21/2030	200	214

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051	900	609

Boeing Co.
2.196% due 02/04/2026	500	482
5.930% due 05/01/2060	400	384

Broadcom, Inc.
3.469% due 04/15/2034	1,200	1,081
5.050% due 07/12/2029	600	618

CDW LLC
5.100% due 03/01/2030	600	609

Cheniere Energy Partners LP
3.250% due 01/31/2032	500	448

Cheniere Energy, Inc.
5.650% due 04/15/2034	500	518

Cigna Group
5.000% due 05/15/2029	500	515

Constellation Brands, Inc.
4.800% due 01/15/2029	375	382

CVS Health Corp.
5.250% due 01/30/2031	400	412

Daimler Truck Finance North America LLC
5.000% due 01/15/2027	500	508
5.834% (SOFRRATE + 0.960%) due 09/25/2027 ~	600	601

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	913	854

Energy Transfer LP
5.550% due 05/15/2034	500	518
6.100% due 12/01/2028	200	213

EnLink Midstream LLC
6.500% due 09/01/2030	600	647

Equifax, Inc.
4.800% due 09/15/2029	600	607

Expedia Group, Inc.
3.250% due 02/15/2030	800	755

Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	1,200	1,130

Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042	200	207
6.129% due 02/23/2038	200	212
6.510% due 02/23/2042	300	323

HCA, Inc.
5.450% due 04/01/2031	500	521

Hyatt Hotels Corp.
5.250% due 06/30/2029	600	615

Hyundai Capital America
5.250% due 01/08/2027	400	407
5.950% due 09/21/2026	500	515
6.500% due 01/16/2029	600	644

Illumina, Inc.
4.650% due 09/09/2026	500	503

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	1,600	1,269

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,189	1,067

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kenvue, Inc.
5.500% due 03/22/2025		$300	$301

Kroger Co.
4.900% due 09/15/2031		600	604

Marriott International, Inc.
5.550% due 10/15/2028		500	523

Mercedes-Benz Finance North America LLC
4.800% due 01/11/2027		500	507

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	800	613

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		$1,100	1,073

Occidental Petroleum Corp.
5.200% due 08/01/2029		600	610

Oracle Corp.
6.150% due 11/09/2029		300	325

Paramount Global
2.900% due 01/15/2027		100	96

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	500	572

Quest Diagnostics, Inc.
4.625% due 12/15/2029		$600	607

Roche Holdings, Inc.
4.790% due 03/08/2029		500	515

Solvay Finance America LLC
5.650% due 06/04/2029		600	625

South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029		600	602

Southern Co.
3.700% due 04/30/2030		1,000	967

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		1,429	1,340

Stryker Corp.
3.375% due 09/11/2032	EUR	200	225
3.625% due 09/11/2036		300	335

T-Mobile USA, Inc.
2.050% due 02/15/2028		$100	93
4.700% due 01/15/2035		600	598
4.800% due 07/15/2028		300	306

Thames Water Utilities Finance PLC
6.500% due 02/09/2032	GBP	300	298

United Airlines Pass-Through Trust
2.700% due 11/01/2033		$970	868
3.450% due 06/01/2029		184	177

UnitedHealth Group, Inc.
4.250% due 01/15/2029		800	807

VMware, Inc.
1.800% due 08/15/2028		1,000	910

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		900	870

Zimmer Biomet Holdings, Inc.
5.350% due 12/01/2028		500	519

			39,771

UTILITIES 7.2%

AES Corp.
5.450% due 06/01/2028		400	412

Alliant Energy Finance LLC
5.400% due 06/06/2027		600	616

Ameren Corp.
5.000% due 01/15/2029		500	512

Avangrid, Inc.
3.150% due 12/01/2024		500	498

Boston Gas Co.
3.001% due 08/01/2029		1,200	1,114

DTE Energy Co.
5.100% due 03/01/2029		500	515

Duke Energy Carolinas LLC
2.550% due 04/15/2031		1,200	1,079

Enel Finance International NV
1.625% due 07/12/2026		1,000	952
2.500% due 07/12/2031		1,000	870

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Corp.
2.950% due 09/01/2026		$2,700	$2,636

EPH Financing International AS
6.651% due 11/13/2028	EUR	400	478

Exelon Corp.
5.150% due 03/15/2028		$500	514

Florida Power & Light Co.
5.050% due 04/01/2028		600	619

FORESEA Holding SA
7.500% due 06/15/2030		236	226

IPALCO Enterprises, Inc.
5.750% due 04/01/2034		300	315

MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	659

Monongahela Power Co.
3.550% due 05/15/2027		1,400	1,375

New York State Electric & Gas Corp.
1.950% due 10/01/2030		1,200	1,011
2.150% due 10/01/2031		900	756

PacifiCorp
5.300% due 02/15/2031		900	937

PG&E Recovery Funding LLC
5.231% due 06/01/2042		600	634

Rio Oil Finance Trust
9.750% due 01/06/2027		989	1,025

SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026		1,500	1,472

Southern California Edison Co.
2.250% due 06/01/2030		1,400	1,252
4.875% due 02/01/2027		300	305
5.150% due 06/01/2029		100	104

Verizon Communications, Inc.
2.850% due 09/03/2041		900	677

Virginia Power Fuel Securitization LLC
5.088% due 05/01/2029		500	507

			22,070

Total Corporate Bonds & Notes (Cost $130,632)			129,219

MUNICIPAL BONDS & NOTES 1.1%

LOUISIANA 0.3%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033		800	798

NEW YORK 0.4%

New York State Urban Development Corp. Revenue Bonds, Series 2020
1.115% due 03/15/2025		1,100	1,083

TEXAS 0.1%

Texas Natural Gas Securitization Finance Corp. Series 2023
5.169% due 04/01/2041		400	422

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031		1,000	900

Total Municipal Bonds & Notes (Cost $3,300)			3,203

U.S. GOVERNMENT AGENCIES 56.1%

Fannie Mae
0.000% due 02/25/2033 •		2,272	2,010
3.000% due 10/25/2040		482	465
6.902% due 05/01/2038 •		372	384

190	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.961% due 01/01/2036 •	$674	$701

Freddie Mac
5.000% due 06/01/2028 - 12/01/2038	272	280
5.375% due 04/24/2025	900	900
5.500% due 04/01/2038	78	80
5.647% due 10/15/2043 •	251	245

Ginnie Mae
0.000% due 11/20/2039 (a)(c)	1,888	1,599
3.000% due 11/15/2049	503	460
4.000% due 09/15/2049	277	270
5.000% due 05/15/2047 - 09/15/2047	91	92
5.665% due 05/20/2047 •	454	434
5.896% due 04/20/2065 •	129	128
5.927% due 02/20/2067 •	494	493
5.937% due 06/20/2067 •	118	117
6.087% due 09/20/2065 •	1,123	1,121
6.217% due 08/20/2066 - 08/20/2067 •	2,021	2,024
6.225% due 03/20/2073 •	589	592
6.267% due 05/20/2066 - 06/20/2066 •	2,213	2,216
6.365% due 12/20/2072 •	406	411
6.395% due 12/20/2073 •	500	507
6.485% due 11/20/2072 •	705	717
6.723% due 06/20/2067 •	1,844	1,872

Uniform Mortgage-Backed Security
3.000% due 06/01/2029 - 09/01/2052	39,939	35,908
3.500% due 03/01/2048	64	60
4.000% due 11/01/2047 - 10/01/2052	2,652	2,579
4.500% due 01/01/2041 - 05/01/2053	633	625
5.000% due 05/01/2053 - 09/01/2053	3,181	3,186
5.500% due 02/01/2036 - 10/01/2053	702	710
6.000% due 10/01/2053 - 06/01/2054	953	975

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2054 - 11/01/2054	17,600	16,916
4.500% due 11/01/2054	11,400	11,213
5.000% due 11/01/2054	16,300	16,293
5.500% due 11/01/2054	53,625	54,250
6.000% due 11/01/2054	10,100	10,323

Total U.S. Government Agencies (Cost $171,501)		171,156

U.S. TREASURY OBLIGATIONS 16.0%

U.S. Treasury Bonds
1.375% due 11/15/2040	9,900	6,722
2.500% due 02/15/2045	5,800	4,435
2.750% due 08/15/2042	400	330
3.125% due 02/15/2043 (h)	1,930	1,670
3.125% due 08/15/2044	4,700	4,009
3.250% due 05/15/2042	2,900	2,580
3.375% due 08/15/2042	100	90
3.750% due 11/15/2043 (h)	2,500	2,353
3.875% due 02/15/2043	1,000	965
3.875% due 05/15/2043	900	867
4.375% due 08/15/2043	100	103
4.625% due 05/15/2044 (f)	4,100	4,347
4.625% due 05/15/2054	1,300	1,410

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2031	3,403	3,115
0.125% due 01/15/2032	681	616
0.125% due 02/15/2051	2,295	1,451
0.125% due 02/15/2052	904	563
0.250% due 01/15/2025	4,515	4,460
0.250% due 02/15/2050	489	325
0.375% due 07/15/2025	796	784
0.625% due 07/15/2032	1,949	1,825
0.750% due 02/15/2045	668	534
1.000% due 02/15/2046	265	221
1.000% due 02/15/2049	250	204

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 02/15/2053		$212	$192
1.750% due 01/15/2034		102	103
1.875% due 07/15/2034		501	514
2.125% due 04/15/2029		2,542	2,614
2.125% due 02/15/2054		717	747
2.375% due 01/15/2025		834	829

Total U.S. Treasury Obligations (Cost $54,955)			48,978

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.1%

Ashford Hospitality Trust
6.394% due 06/15/2035 •		187	186

Banc of America Funding Trust
5.591% due 05/25/2035 ~		440	409

Bear Stearns Adjustable Rate Mortgage Trust
6.375% due 02/25/2033 ~		1	1

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		466	425
6.580% due 06/25/2055 •		767	765

Chase Mortgage Finance Trust
6.426% due 02/25/2037 ~		4	4

Credit Suisse Commercial Mortgage Trust
6.278% due 06/15/2034 •		311	291

Credit Suisse First Boston Mortgage Securities Corp.
4.280% due 09/25/2033 ~		1	1

Cross Mortgage Trust
6.093% due 04/25/2069 þ		462	468

Eurohome U.K. Mortgages PLC
5.249% due 06/15/2044 •	GBP	485	643

Eurosail PLC
6.049% due 06/13/2045 •		1,151	1,536

Extended Stay America Trust
6.291% due 07/15/2038 •		$446	445

Freddie Mac
6.000% due 10/25/2054		900	899

Ginnie Mae
6.145% due 01/20/2073 •		501	501
6.245% due 11/20/2073 •		1,005	1,012

Great Hall Mortgages PLC
5.305% due 06/18/2039 •		152	152

GS Mortgage Securities Corp. Trust
6.344% due 07/15/2035 •		499	378
8.497% due 08/15/2039 •		800	802

GSR Mortgage Loan Trust
6.578% due 01/25/2035 ~		144	136

HomeBanc Mortgage Trust
5.469% due 03/25/2035 •		201	156

Impac CMB Trust
5.749% due 10/25/2034 •		447	446

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		500	445
4.128% due 07/05/2031		500	459

JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		767	697
5.990% due 07/25/2064 ~		473	480

Landmark Mortgage Securities PLC
5.440% due 04/17/2044 •	GBP	183	239

Ludgate Funding PLC
5.289% due 12/01/2060 •		1,330	1,748

Mansard Mortgages PLC
5.346% due 04/15/2047 •		399	524

MASTR Adjustable Rate Mortgages Trust
6.435% due 11/21/2034 ~		$299	285

Merrill Lynch Mortgage Investors Trust
5.469% due 11/25/2035 •		87	83
6.409% due 01/25/2029 •		30	29

Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		4,330	4,312

Morgan Stanley Capital Trust
3.436% due 12/15/2049		1,140	1,126

New Residential Mortgage Loan Trust
6.864% due 10/25/2063 þ		416	424

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Mortgage Trust
3.750% due 02/25/2068 ~		$469	$447

OBX Trust
3.617% due 04/25/2053 ~		441	438

ONE Park Mortgage Trust
5.911% due 03/15/2036 •		700	683

PRET LLC
3.900% due 10/25/2063 ~		925	895

PRPM LLC
3.750% due 03/25/2054 þ		552	539

PRPM Trust
6.265% due 12/25/2068 þ		457	465

Resloc U.K. PLC
3.641% due 12/15/2043 •	EUR	2,607	2,839

Ripon Mortgages PLC
6.111% due 08/28/2056	GBP	1,300	1,736

Starwood Mortgage Trust
6.311% due 04/15/2034 •		$217	215

Structured Adjustable Rate Mortgage Loan Trust
5.739% due 09/25/2034 ~		571	548

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	471	632

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$1,085	1,043
4.533% due 02/25/2055 ~		500	491

UWM Mortgage Trust
2.500% due 11/25/2051 ~		983	829

Verus Securitization Trust
6.193% due 03/25/2068 þ		368	371

WaMu Mortgage Pass-Through Certificates Trust
5.509% due 07/25/2045 •		59	57
5.549% due 10/25/2045 •		1,159	1,138

Total Non-Agency Mortgage-Backed Securities (Cost $34,200)			33,873

ASSET-BACKED SECURITIES 3.1%

Carvana Auto Receivables Trust
6.360% due 04/12/2027		123	124

Citizens Auto Receivables Trust
5.840% due 01/18/2028		600	609

Countrywide Asset-Backed Certificates Trust
5.509% due 12/25/2034 •		1,404	1,370

Enterprise Fleet Financing LLC
5.613% due 05/20/2025		214	215

Exeter Automobile Receivables Trust
5.700% due 05/15/2026		487	488

Ford Credit Auto Lease Trust
5.050% due 06/15/2027		500	506

Huntington Auto Trust
5.500% due 03/15/2027		411	413

Merrill Lynch Mortgage Investors Trust
5.764% due 09/25/2035 •		15	15

Nelnet Student Loan Trust
7.545% due 02/20/2041 •		351	352

Pagaya AI Debt Selection Trust
6.258% due 10/15/2031		408	412

Ready Capital Mortgage Financing LLC
7.407% due 10/25/2039 •		560	563

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027		250	250

SBA Tower Trust
3.869% due 10/15/2049 þ		1,100	1,099

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027		332	333
5.890% due 03/22/2027		187	187

SMB Private Education Loan Trust
2.340% due 09/15/2034		25	24

T-Mobile U.S. Trust
5.050% due 09/20/2029		500	508

Verizon Master Trust
5.000% due 12/20/2028		1,400	1,411

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	191

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Home Equity Asset-Backed Securities Trust
5.969% due 10/25/2034 •		$646	$655

Total Asset-Backed Securities (Cost $9,504)			9,534

SOVEREIGN ISSUES 2.5%

Mexico Government International Bond
6.000% due 05/07/2036		200	204

Peru Government International Bond
5.375% due 02/08/2035		500	513

Province of Ontario
1.550% due 11/01/2029	CAD	1,200	826
4.150% due 06/02/2034		1,000	771

Province of Quebec
3.600% due 09/01/2033		1,025	762
4.450% due 09/01/2034		300	236
6.350% due 01/30/2026		$600	617

Romania Government International Bond
3.000% due 02/27/2027		900	864

Saudi Government International Bond
4.750% due 01/16/2030		500	512

United Kingdom Gilt
3.750% due 10/22/2053	GBP	600	696
4.375% due 07/31/2054		1,200	1,550

Total Sovereign Issues (Cost $7,508)			7,551

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.3%

INDUSTRIALS 0.3%

Drillco Holding Lux SA «(e)	22,807	562

Forsea Holding SA «	17,243	426

Total Common Stocks (Cost $801)		988

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%

COMMERCIAL PAPER 0.3%

Crown Castle, Inc.
5.270% due 10/29/2024	$450	448
5.300% due 10/24/2024	350	349

		797

Total Short-Term Instruments (Cost $797)		797

Total Investments in Securities (Cost $413,198)		405,299

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.4%

SHORT-TERM INSTRUMENTS 1.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%

PIMCO Short-Term Floating NAV Portfolio III	437,504	$4,260

Total Short-Term Instruments (Cost $4,260)		4,260

Total Investments in Affiliates (Cost $4,260)		4,260
Total Investments 134.2% (Cost $417,458)		$409,559

Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $(290))		(216)

Other Assets and Liabilities, net (34.1)%		(104,079)

Net Assets 100.0%		$305,264

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal only security.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA	06/08/2023	$457	$562	0.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	5.250%	09/11/2024	11/08/2024	$(1,087)	$(1,091)

Total Sale-Buyback Transactions					$(1,091)

192	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Master Securities Forward Transaction Agreement
UBS	$0	$0	$(1,091)	$(1,091)	$1,060	$(31)

Total Borrowings and Other Financing Transactions	$0	$0	$(1,091)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$0	$(1,091)	$0	$(1,091)

Total Borrowings	$0	$0	$(1,091)	$0	$(1,091)

Payable for sale-buyback financing transactions					$(1,091)

(f)	Securities with an aggregate market value of $1,060 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(3,192) at a weighted average interest rate of 5.419%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(6) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Canada Government 10-Year Bond December Futures	12/2024	25	$	2,311	$18	$0	$0
U.S. Treasury 2-Year Note December Futures	12/2024	57		11,870	24	0	(21)
U.S. Treasury 5-Year Note December Futures	12/2024	82		9,010	23	0	(30)
U.S. Treasury 10-Year Note December Futures	12/2024	191		21,828	23	0	(87)
U.S. Treasury 10-Year Ultra December Futures	12/2024	124		14,669	41	0	(64)

					$129	$0	$(202)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2024	55	$	(8,260)	$(136)	$0	$(26)

Total Futures Contracts					$(7)	$0	$(228)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.474%	$	1,800	$(11)	$44	$33	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.853		600	2	0	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2027	1.117		600	(4)	2	(2)	0	0
Boeing Co.	1.000	Quarterly	06/20/2029	1.352		300	(2)	(3)	(5)	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	1.438		200	(3)	(1)	(4)	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.441		600	66	17	83	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.164	EUR	1,100	(154)	157	3	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.350	$	400	69	(3)	66	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167		300	1	0	1	0	0

							$(36)	$213	$177	$0	$(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	193

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$	5,425	$108	$16	$124	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		8,600	194	1	195	0	(1)

						$302	$17	$319	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,500	$26	$7	$33	$0	$(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	JPY	10,000	4	(5)	(1)	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Semi-Annual	03/17/2031		2,580,000	(1)	185	184	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.202	Annual	02/08/2032		70,000	0	18	18	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.225	Annual	02/09/2032		49,000	0	12	12	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.253	Annual	02/10/2032		32,000	0	7	7	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		$2,400	2	(2)	0	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		11,300	(723)	139	(584)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		1,400	0	(18)	(18)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		600	(5)	(5)	(10)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,200	(97)	(38)	(135)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		2,500	0	(16)	(16)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		4,600	0	(34)	(34)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		6,800	0	(93)	(93)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		300	0	(5)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		500	0	(8)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		300	0	(5)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		500	0	(8)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		2,025	0	(49)	(49)	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031		1,700	(6)	(7)	(13)	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031		2,300	(23)	12	(11)	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031		400	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		5,100	0	(141)	(141)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		1,800	0	(53)	(53)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		1,600	0	(48)	(48)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		3,200	0	(96)	(96)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.745	Annual	08/15/2033		900	0	(29)	(29)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		800	0	(26)	(26)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		900	0	(30)	(30)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		3,000	0	(101)	(101)	10	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,525	(13)	(46)	(59)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		7,800	237	(471)	(234)	31	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	19	(59)	(40)	4	0
Pay(5)	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	1,000	(1)	(2)	(3)	0	(2)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	13,500	118	117	235	79	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		3,300	(11)	11	0	0	(34)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,000	(17)	43	26	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		800	(23)	43	20	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,200	(13)	94	81	0	(6)
Pay	28-Day MXN-TIIE	9.430	Lunar	04/06/2029	MXN	4,700	0	8	8	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	2,600	(26)	(70)	(96)	0	(7)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		700	(2)	(36)	(38)	0	(2)

							$(556)	$(803)	$(1,359)	$267	$(79)

Total Swap Agreements							$(290)	$(573)	$(863)	$267	$(82)

194	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$267	$267	$0	$(228)	$(82)	$(310)

(h)

Securities with an aggregate market value of $1,864 and cash of $4,792 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2024	EUR	389		$430	$0	$(3)
	10/2024	JPY	28,472		198	0	0
	10/2024		$4	CNH	28	0	0
	11/2024	CNH	28		$4	0	0
	11/2024	TWD	5,438		170	0	(2)
	11/2024		$203	TWD	6,343	0	(2)
	12/2024		132	MXN	2,664	2	0

BRC	10/2024	GBP	9,187		$12,120	0	(163)
	10/2024		$385	GBP	291	5	0

CBK	10/2024		15	CNH	105	0	0
	10/2024		187	EUR	168	0	0
	10/2024		1,538	INR	129,338	4	0
	11/2024	CNH	105		$15	0	0
	11/2024	TWD	22,229		698	0	(8)

DUB	02/2025		$358	MXN	7,242	2	0

FAR	10/2024	JPY	2,315		$16	0	0
	10/2024		$765	AUD	1,112	5	0
	10/2024		10,158	EUR	9,084	0	(46)
	11/2024	AUD	1,112		$765	0	(5)
	11/2024	EUR	9,084		10,172	46	0

GLM	10/2024		$142	INR	11,949	0	0
	11/2024		303	TWD	9,484	0	(2)
	02/2025		161	MXN	3,283	2	0

JPM	10/2024	CNH	226		$32	0	(1)
	10/2024	GBP	187		246	0	(4)
	10/2024		$4	CNH	29	0	0
	11/2024	CNH	29		$4	0	0
	11/2024	TWD	2,835		87	0	(3)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	195

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	10/2024	JPY	21,705		$151	$0	$0
	10/2024		$12,149	GBP	9,083	0	(5)
	10/2024		952	SGD	1,223	0	0
	11/2024	GBP	9,083		$12,148	5	0
	11/2024	SGD	1,221		952	0	0
	11/2024	TWD	4,559		142	0	(2)

MYI	10/2024	EUR	8,863		9,878	12	0
	10/2024	SGD	1,223		939	0	(12)
	10/2024		$4,104	CAD	5,529	0	(16)
	11/2024	CAD	5,524		$4,104	16	0
	11/2024	TWD	2,940		93	0	0

SCX	10/2024	CAD	5,527		4,104	17	0
	10/2024		$575	INR	48,367	1	0
	11/2024	TWD	853		$26	0	(1)

TOR	10/2024	AUD	1,112		754	0	(15)
	10/2024		$245	JPY	35,462	2	0
	11/2024	JPY	35,300		$245	0	(2)

UAG	12/2024		$1	MXN	11	0	0

Total Forward Foreign Currency Contracts						$119	$(292)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$2	$0	$0	$2	$(7)	$0	$0	$(7)	$(5)	$0	$(5)
BRC	5	0	0	5	(163)	0	0	(163)	(158)	0	(158)
CBK	4	0	0	4	(8)	0	0	(8)	(4)	0	(4)
DUB	2	0	0	2	0	0	0	0	2	0	2
FAR	51	0	0	51	(51)	0	0	(51)	0	0	0
GLM	2	0	0	2	(2)	0	0	(2)	0	0	0
JPM	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
MBC	5	0	0	5	(7)	0	0	(7)	(2)	0	(2)
MYI	28	0	0	28	(28)	0	0	(28)	0	0	0
SCX	18	0	0	18	(1)	0	0	(1)	17	0	17
TOR	2	0	0	2	(17)	0	0	(17)	(15)	0	(15)

Total Over the Counter	$119	$0	$0	$119	$(292)	$0	$0	$(292)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$267	$267

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$119	$0	$119

	$0	$0	$0	$119	$267	$386

196	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$228	$228
Swap Agreements	0	3	0	0	79	82

	$0	$3	$0	$0	$307	$310

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$292	$0	$292

	$0	$3	$0	$292	$307	$602

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,364	$1,364
Swap Agreements	0	120	0	0	497	617

	$0	$120	$0	$0	$1,861	$1,981

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(582)	$0	$(582)
Swap Agreements	0	138	0	0	0	138

	$0	$138	$0	$(582)	$0	$(444)

	$0	$258	$0	$(582)	$1,861	$1,537

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(65)	$(65)
Swap Agreements	0	(17)	0	0	(1,799)	(1,816)

	$0	$(17)	$0	$0	$(1,864)	$(1,881)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(299)	$0	$(299)
Swap Agreements	0	(134)	0	0	0	(134)

	$0	$(134)	$0	$(299)	$0	$(433)

	$0	$(151)	$0	$(299)	$(1,864)	$(2,314)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$67,378	$0	$67,378
Industrials	0	39,771	0	39,771
Utilities	0	22,070	0	22,070
Municipal Bonds & Notes
Louisiana	0	798	0	798
New York	0	1,083	0	1,083
Texas	0	422	0	422
West Virginia	0	900	0	900
U.S. Government Agencies	0	171,156	0	171,156
U.S. Treasury Obligations	0	48,978	0	48,978
Non-Agency Mortgage-Backed Securities	0	33,873	0	33,873
Asset-Backed Securities	0	9,534	0	9,534
Sovereign Issues	0	7,551	0	7,551
Common Stocks
Industrials	0	0	988	988
Short-Term Instruments
Commercial Paper	0	797	0	797

	$0	$404,311	$988	$405,299

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,260	$0	$0	$4,260

Total Investments	$4,260	$404,311	$988	$409,559

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$267	$0	$267
Over the counter	0	119	0	119

	$0	$386	$0	$386

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(284)	0	(310)
Over the counter	0	(292)	0	(292)

	$(26)	$(576)	$0	$(602)

Total Financial Derivative Instruments	$(26)	$(190)	$0	$(216)

Totals	$4,234	$404,121	$988	$409,343

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	197

Schedule of Investments	PIMCO Total Return Fund V

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.7%

CORPORATE BONDS & NOTES 26.9%

BANKING & FINANCE 15.9%

ABN AMRO Bank NV
2.470% due 12/13/2029 •	$800	$736

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	15	12

Ally Financial, Inc.
7.100% due 11/15/2027	300	318

Athene Global Funding
6.044% (SOFRINDX + 1.030%) due 08/27/2026 ~	500	501

Banco Santander SA
6.527% due 11/07/2027 •	400	417

Bank of America Corp.
5.202% due 04/25/2029 •	1,800	1,851
6.204% due 11/10/2028 •	580	612

Barclays PLC
6.490% due 09/13/2029 •	1,400	1,494

BNP Paribas SA
1.675% due 06/30/2027 •	1,000	953

BPCE SA
2.045% due 10/19/2027 •	300	285
7.003% due 10/19/2034 •	400	448

Brandywine Operating Partnership LP
3.950% due 11/15/2027	100	96
8.300% due 03/15/2028	100	108

Brookfield Finance U.K. PLC
2.340% due 01/30/2032	1,400	1,200

Brookfield Finance, Inc.
2.724% due 04/15/2031	15	13

Citigroup, Inc.
1.281% due 11/03/2025 •	200	199
4.075% due 04/23/2029 •	600	594
4.658% due 05/24/2028 •	1,100	1,110
5.880% (SOFRRATE + 0.694%) due 01/25/2026 ~	15	15

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •	800	773
1.106% due 02/24/2027 •	1,200	1,145

Equitable Financial Life Global Funding
1.300% due 07/12/2026	15	14

European Investment Bank
3.750% due 02/14/2033	15	15

Ford Motor Credit Co. LLC
4.125% due 08/17/2027	400	390

Goldman Sachs Group, Inc.
0.855% due 02/12/2026 •	775	763
5.727% due 04/25/2030 •	800	841
6.484% due 10/24/2029 •	200	215

Golub Capital BDC, Inc.
7.050% due 12/05/2028	300	317

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	615	600

Hana Bank
5.375% due 04/23/2027	300	309

HAT Holdings LLC
8.000% due 06/15/2027	900	955

Host Hotels & Resorts LP
2.900% due 12/15/2031	58	51
3.375% due 12/15/2029	750	699

HSBC Holdings PLC
5.887% due 08/14/2027 •	1,900	1,952

ING Groep NV
6.083% due 09/11/2027 •	1,500	1,547

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028	200	217

JPMorgan Chase & Co.
3.509% due 01/23/2029 •	1,100	1,075
5.299% due 07/24/2029 •	1,300	1,346
5.571% due 04/22/2028 •	200	206
5.581% due 04/22/2030 •	200	210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.133% (SOFRRATE + 0.920%) due 04/22/2028 ~		$300	$301

Kilroy Realty LP
2.650% due 11/15/2033		400	314
4.750% due 12/15/2028		100	99

KODIT Global Co. Ltd.
5.357% due 05/29/2027		300	308

Lloyds Banking Group PLC
2.438% due 02/05/2026 •		1,600	1,585

Manulife Financial Corp.
3.703% due 03/16/2032		15	14

Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		400	415
5.778% due 07/06/2029 •		200	209

Morgan Stanley
0.864% due 10/21/2025 •		550	549
5.652% due 04/13/2028 •		200	207
5.656% due 04/18/2030 •		200	210
6.276% (SOFRRATE + 1.020%) due 04/13/2028 ~		500	503
6.407% due 11/01/2029 •		300	322

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		250	258

Nationwide Building Society
6.557% due 10/18/2027 •		300	312

RGA Global Funding
6.000% due 11/21/2028		300	318

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		500	530

Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029		430	399

Sun Communities Operating LP
5.500% due 01/15/2029		300	309

Toronto-Dominion Bank
5.264% due 12/11/2026		300	308

UBS Group AG
6.246% due 09/22/2029 •		1,000	1,062

			33,134

INDUSTRIALS 2.7%

AP Moller - Maersk AS
5.875% due 09/14/2033		500	536

Coty, Inc.
4.500% due 05/15/2027	EUR	300	340

Denso Corp.
4.420% due 09/11/2029		$700	708

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		300	307

Hyundai Capital America
5.800% due 06/26/2025		100	101

JDE Peet’s NV
0.500% due 01/16/2029	EUR	200	199
1.125% due 06/16/2033		200	182
2.250% due 09/24/2031		$500	419

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	500	383

NXP BV
2.500% due 05/11/2031		$600	526
3.400% due 05/01/2030		15	14

Oracle Corp.
4.200% due 09/27/2029		400	399

Quanta Services, Inc.
0.950% due 10/01/2024		800	800

Smurfit Kappa Treasury ULC
5.200% due 01/15/2030		300	310

VF Corp.
2.950% due 04/23/2030		500	439

			5,663

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 8.3%

AES Corp.
5.450% due 06/01/2028		$700	$721

Avangrid, Inc.
3.150% due 12/01/2024		300	299
3.200% due 04/15/2025		15	15
3.800% due 06/01/2029		400	389

Duke Energy Carolinas LLC
3.950% due 11/15/2028		500	499

Duke Energy Florida LLC
2.500% due 12/01/2029		625	579

EDP Finance BV
1.710% due 01/24/2028		900	829

Enel Finance International NV
2.500% due 07/12/2031		1,250	1,088

Georgia Power Co.
3.250% due 04/01/2026		775	765

MidAmerican Energy Co.
3.150% due 04/15/2050		700	513
3.650% due 04/15/2029		450	442

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031		400	332

New York State Electric & Gas Corp.
5.300% due 08/15/2034		600	615
5.650% due 08/15/2028		500	521

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		1,850	1,706

Niagara Mohawk Power Corp.
1.960% due 06/27/2030		800	702

NSTAR Electric Co.
3.950% due 04/01/2030		870	862

OnCor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR	300	341

Pacific Gas & Electric Co.
6.700% due 04/01/2053		$565	648

Public Service Co. of Oklahoma
2.200% due 08/15/2031		875	748

Public Service Enterprise Group, Inc.
5.875% due 10/15/2028		1,500	1,583

San Diego Gas & Electric Co.
4.950% due 08/15/2028		200	206

Solar Star Funding LLC
5.375% due 06/30/2035		293	298

Southern California Edison Co.
2.500% due 06/01/2031		1,275	1,129
2.750% due 02/01/2032		300	267
3.450% due 02/01/2052		200	149

Southwestern Public Service Co.
3.750% due 06/15/2049		200	157

Wisconsin Electric Power Co.
4.750% due 09/30/2032		300	309

Wisconsin Power & Light Co.
4.950% due 04/01/2033		300	306
5.375% due 03/30/2034		300	314

			17,332

Total Corporate Bonds & Notes (Cost $54,146)			56,129

U.S. GOVERNMENT AGENCIES 61.4%

Tennessee Valley Authority
1.500% due 09/15/2031		60	52

Uniform Mortgage-Backed Security
4.000% due 09/01/2052 - 12/01/2052		15,483	14,896
4.500% due 07/01/2052 - 08/01/2053		15,491	15,247
5.000% due 05/01/2053 - 04/01/2054		26,434	26,441
5.500% due 10/01/2053 - 05/01/2054		15,547	15,741

Uniform Mortgage-Backed Security, TBA
3.500% due 10/01/2054		200	186

198	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/01/2054 - 11/01/2054	$9,400	$9,033
4.500% due 10/01/2054 - 11/01/2054	14,200	13,964
5.000% due 10/01/2054 - 11/01/2054	2,800	2,798
5.500% due 11/01/2054	29,400	29,743
6.000% due 11/01/2054	100	102

Total U.S. Government Agencies (Cost $126,593)		128,203

U.S. TREASURY OBLIGATIONS 14.7%

U.S. Treasury Bonds
3.625% due 05/15/2053	2,500	2,276
3.875% due 05/15/2043	5,400	5,201
4.375% due 08/15/2043	4,300	4,423
4.625% due 05/15/2044	1,300	1,378

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2025	731	718
0.125% due 10/15/2025	364	357
0.125% due 02/15/2051	3,624	2,292
0.125% due 02/15/2052	1,017	633
0.250% due 01/15/2025	3,851	3,804
0.250% due 02/15/2050	122	81
0.375% due 07/15/2025	5,571	5,491
0.625% due 07/15/2032	498	466
0.750% due 02/15/2045	401	321
0.875% due 02/15/2047	130	105
1.000% due 02/15/2048	179	147
1.250% due 04/15/2028	210	208
1.500% due 02/15/2053	423	383
1.750% due 01/15/2034	102	103
1.875% due 07/15/2034	301	308
2.125% due 02/15/2054	410	427
2.375% due 01/15/2025	1,669	1,657

Total U.S. Treasury Obligations (Cost $30,393)		30,779

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%

Extended Stay America Trust
6.291% due 07/15/2038 •	517	517

Starwood Mortgage Trust
6.311% due 04/15/2034 •	304	301

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VASA Trust
6.111% due 07/15/2039 •		$500	$464

Total Non-Agency Mortgage-Backed Securities (Cost $1,265)			1,282

ASSET-BACKED SECURITIES 2.1%

37 Capital CLO 1 Ltd.
6.591% due 07/15/2034 •		500	501

BMW Vehicle Lease Trust
4.980% due 03/25/2027		500	505
5.100% due 07/27/2026		426	427

FHF Issuer Trust
5.690% due 02/15/2030		491	497
5.890% due 06/15/2030		300	305
6.790% due 10/15/2029		373	381

GoodLeap Sustainable Home Solutions Trust
6.500% due 07/20/2055		447	465

Loanpal Solar Loan Ltd.
2.470% due 12/20/2047		30	26

Mosaic Solar Loan Trust
5.910% due 11/20/2053		114	116

Northwoods Capital Ltd.
6.363% due 11/13/2031 •		466	467

Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050		376	388

Tesla Auto Lease Trust
5.370% due 06/22/2026		270	271

Total Asset-Backed Securities (Cost $4,272)			4,349

SOVEREIGN ISSUES 2.2%

Chile Government International Bond
4.850% due 01/22/2029		500	512

Colombia Government International Bond
8.000% due 11/14/2035		300	320

Development Bank of Japan, Inc.
5.125% due 09/01/2026		500	511

Korea Electric Power Corp.
5.375% due 07/31/2026		300	306

Mexico Government International Bond
4.490% due 05/25/2032	EUR	300	338

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nederlandse Waterschapsbank NV
4.000% due 06/01/2028		$200	$202

Province of Ontario
3.650% due 06/02/2033	CAD	300	224
4.150% due 06/02/2034		500	385

Province of Quebec
3.600% due 09/01/2033		625	465

Romania Government International Bond
5.625% due 02/22/2036	EUR	400	443

United Kingdom Gilt
4.375% due 07/31/2054	GBP	770	994

Total Sovereign Issues (Cost $4,557)			4,700

SHORT-TERM INSTRUMENTS 16.8%

COMMERCIAL PAPER 0.5%

Consolidated Edison Co. of New York, Inc.
5.230% due 10/02/2024		$500	500

Crown Castle, Inc.
5.270% due 10/29/2024		250	249
5.300% due 10/24/2024		250	249

			998

REPURCHASE AGREEMENTS (b) 16.3%
			34,100

Total Short-Term Instruments (Cost $35,098)			35,098

Total Investments in Securities (Cost $256,324)			260,540

Total Investments 124.7% (Cost $256,324)			$260,540

Financial Derivative Instruments (c)(d) (0.1)% (Cost or Premiums, net $682)			(142)

Other Assets and Liabilities, net (24.6)%			(51,441)

Net Assets 100.0%			$208,957

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	4.940%	09/30/2024	10/01/2024	$34,100	U.S. Treasury Notes 2.500% due 02/28/2026	$(34,786)	$34,100	$34,105

Total Repurchase Agreements						$(34,786)	$34,100	$34,105

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	199

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$34,105	$0	$0	$34,105	$(34,786)	$(681)

Total Borrowings and Other Financing Transactions	$34,105	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	$118.750	10/25/2024	1	$	1	$0	$0
Call - EUREX Euro-Bobl November 2024 Futures	120.250	10/25/2024	1		1	0	0
Put - EUREX Euro-Bund November 2024 Futures	133.000	10/25/2024	1		1	(1)	0
Call - EUREX Euro-Bund November 2024 Futures	136.000	10/25/2024	1		1	(1)	(1)

Total Written Options						$(2)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Canada Government 10-Year Bond December Futures	12/2024	14	$	1,294	$10	$0	$0
U.S. Treasury 2-Year Note December Futures	12/2024	70		14,577	30	0	(26)
U.S. Treasury 5-Year Note December Futures	12/2024	31		3,406	8	0	(12)
U.S. Treasury 10-Year Note December Futures	12/2024	196		22,399	24	0	(89)
U.S. Treasury 10-Year Ultra December Futures	12/2024	111		13,131	37	0	(57)

					$109	$0	$(184)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl December Futures	12/2024	1	$	(134)	$(1)	$0	$0
Euro-Bund 10-Year Bond December Futures	12/2024	1		(150)	(2)	0	(1)
Japan Government 10-Year Bond December Futures	12/2024	2		(2,013)	(5)	8	(4)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	2		(266)	0	1	0

					$(8)	$9	$(5)

Total Futures Contracts					$101	$9	$(189)

200	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$	1,500	$94	$24	$118	$0	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		3,300	242	4	246	1	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		5,400	118	6	124	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		7,500	169	1	170	0	(1)
iTraxx Europe Main 42 5-Year Index	1.000	Quarterly	12/20/2029	EUR	1,500	34	0	34	0	(1)

						$657	$35	$692	$1	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,000	$18	$4	$22	$0	$(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	12/15/2041	JPY	46,500	42	12	54	0	0
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025	$	2,400	0	(13)	(13)	1	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		1,300	1	(1)	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		900	0	(11)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		4,900	0	(67)	(67)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		200	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		200	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	(5)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		1,350	0	(33)	(33)	4	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031		1,200	(4)	(5)	(9)	3	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031		1,400	(14)	7	(7)	4	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031		300	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		800	0	(24)	(24)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		2,200	0	(66)	(66)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.743	Annual	08/15/2033		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.745	Annual	08/15/2033		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		500	0	(16)	(16)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		300	0	(10)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		1,400	0	(47)	(47)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		100	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		200	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		200	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		200	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		200	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		200	(1)	2	1	1	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,000	(10)	(29)	(39)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	13	(49)	(36)	5	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		700	13	(41)	(28)	2	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	11,500	(11)	(17)	(28)	0	(2)
Pay(4)	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	700	(1)	(1)	(2)	0	(1)
Pay(4)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	2,907	25	25	50	17	0
Receive(4)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,705	0	0	0	0	(18)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	700	(10)	28	18	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		500	(14)	27	13	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	201

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	09/18/2034	AUD	900	$4	$19	$23	$0	$(2)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(6)	(6)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,400	(12)	(40)	(52)	0	(4)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		400	(2)	(20)	(22)	0	(1)

							$20	$(456)	$(436)	$91	$(31)

Total Swap Agreements							$677	$(421)	$256	$92	$(33)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$9	$92	$101	$(1)	$(189)	$(33)	$(223)

Cash of $2,884 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2024	BRL	745		$131	$0	$(6)
	10/2024	JPY	15,376		107	0	0
	10/2024		$134	BRL	745	3	0
	10/2024		540	GBP	410	8	0
	11/2024	TWD	3,503		$110	0	(1)
	11/2024		$114	TWD	3,562	0	(1)
	12/2024		330	MXN	6,495	1	(5)
	01/2025	BRL	753		$134	0	(3)

BRC	10/2024	GBP	2,111		2,785	0	(37)
	10/2024		$4,166	EUR	3,732	0	(12)
	11/2024	EUR	3,732		$4,172	12	0

CBK	10/2024		$1,919	CAD	2,594	0	(1)
	10/2024		729	INR	61,322	2	0
	11/2024	CAD	2,592		$1,919	1	0
	11/2024	TWD	14,153		445	0	(5)
	11/2024		$695	BRL	3,901	19	0

FAR	10/2024	AUD	535		$368	0	(2)
	11/2024		$368	AUD	535	2	0

GLM	10/2024		67	INR	5,665	0	0
	11/2024		167	TWD	5,227	0	(1)
	02/2025		106	MXN	2,164	2	0

JPM	10/2024	GBP	186		$244	0	(4)
	10/2024		$402	SGD	518	0	0

202	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	SGD	517		$402	$0	$0
	11/2024	TWD	1,579		49	0	(2)

MYI	10/2024	SGD	537		412	0	(5)
	11/2024	TWD	1,894		60	0	0

SCX	10/2024	CAD	2,593		1,925	8	0
	10/2024	EUR	3,732		4,147	0	(7)
	10/2024		$2,528	GBP	1,887	0	(5)
	10/2024		273	INR	22,932	1	0
	10/2024		15	SGD	19	0	0
	11/2024	GBP	1,887		$2,528	5	0
	11/2024	SGD	19		15	0	0
	11/2024	TWD	498		15	0	0

TOR	10/2024		$363	AUD	535	7	0
	10/2024		72	JPY	10,388	0	0
	11/2024	JPY	10,340		$72	0	(1)

Total Forward Foreign Currency Contracts						$71	$(98)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600%	11/20/2024	1,100	$3	$1
GST	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600	11/20/2024	1,000	2	1

						$5	$2

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	2,700	$3	$5

CKL	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.930	03/06/2025	1,375	9	7
	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.960	03/10/2025	1,300	8	7
	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.940	03/24/2025	1,200	8	7

FAR	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.843	09/15/2025	6,400	8	9

GLM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/06/2025	3,700	0	6
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/10/2025	5,700	0	9
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/11/2025	3,800	0	6
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/12/2025	5,700	0	10
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/13/2025	5,700	0	10
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/18/2025	5,700	0	10

MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.843	09/15/2025	6,400	8	9
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.329	05/29/2025	500	17	4

UAG	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.967	09/18/2025	3,900	5	5

							$66	$104

Total Purchased Options							$71	$106

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-42 5-Year Index	Sell	0.800%	11/20/2024	2,100	$(2)	$(1)

GST	Put - OTC CDX.IG-42 5-Year Index	Sell	0.800	11/20/2024	2,100	(2)	0

						$(4)	$(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	203

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	200	(1)	(1)

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	300	(2)	(2)

CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.958	03/06/2025	1,600	(9)	(10)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.008	03/10/2025	1,500	(8)	(11)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.948	03/24/2025	1,400	(8)	(10)

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.638	09/15/2025	6,400	(8)	(6)

GLM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.243	03/06/2025	400	0	(5)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.255	03/10/2025	600	0	(7)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/11/2025	400	0	(5)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.245	03/12/2025	600	0	(7)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/13/2025	600	0	(7)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/18/2025	600	0	(8)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	200	(1)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	100	0	0

MYC	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.633	09/15/2025	6,400	(8)	(5)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	200	(1)	(1)

UAG	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.777	09/18/2025	3,900	(4)	(4)

							$ (57)	$(93)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$91.125	10/08/2024	200	$(1)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.125	10/08/2024	200	(1)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054	98.641	10/08/2024	200	(1)	(1)

					$(3)	$(5)

Total Written Options					$(64)	$(99)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(1)	$0	$(1)	$(1)	$0	$(1)
BPS	12	1	0	13	(16)	(1)	0	(17)	(4)	0	(4)
BRC	12	0	0	12	(49)	0	0	(49)	(37)	0	(37)
CBK	22	5	0	27	(6)	(2)	0	(8)	19	0	19
CKL	0	21	0	21	0	(31)	0	(31)	(10)	0	(10)
FAR	2	9	0	11	(2)	(6)	0	(8)	3	0	3
GLM	2	51	0	53	(1)	(43)	0	(44)	9	0	9
GST	0	1	0	1	0	0	0	0	1	0	1
JPM	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
MYC	0	13	0	13	0	(6)	0	(6)	7	0	7
MYI	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
SAL	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
SCX	14	0	0	14	(12)	0	0	(12)	2	0	2

204	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
TOR	$7	$0	$0	$7	$(1)	$0	$0	$(1)	$6	$0	$6
UAG	0	5	0	5	0	(4)	0	(4)	1	0	1

Total Over the Counter	$71	$106	$0	$177	$(98)	$(99)	$0	$(197)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	1	0	0	91	92

	$0	$1	$0	$0	$100	$101

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$71	$0	$71
Purchased Options	0	2	0	0	104	106

	$0	$2	$0	$71	$104	$177

	$0	$3	$0	$71	$204	$278

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	189	189
Swap Agreements	0	2	0	0	31	33

	$0	$2	$0	$0	$221	$223

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$98	$0	$98
Written Options	0	1	0	0	98	99

	$0	$1	$0	$98	$98	$197

	$0	$3	$0	$98	$319	$420

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14	$14
Futures	0	0	0	0	1,236	1,236
Swap Agreements	0	487	0	0	164	651

	$0	$487	$0	$0	$1,414	$1,901

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(248)	$0	$(248)
Purchased Options	0	0	0	(10)	34	24
Written Options	0	0	0	6	132	138

	$0	$0	$0	$(252)	$166	$(86)

	$0	$487	$0	$(252)	$1,580	$1,815

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	205

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)	September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(3)	$(3)
Futures	0	0	0	0	(84)	(84)
Swap Agreements	0	(270)	0	0	(742)	(1,012)

	$0	$(270)	$0	$0	$(829)	$(1,099)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(83)	$0	$(83)
Purchased Options	0	(3)	0	8	52	57
Written Options	0	3	0	(6)	(53)	(56)

	$0	$(0)	$0	$(81)	$(1)	$(82)

	$0	$(270)	$0	$(81)	$(830)	$(1,181)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$33,134	$0	$33,134
Industrials	0	5,663	0	5,663
Utilities	0	17,332	0	17,332
U.S. Government Agencies	0	128,203	0	128,203
U.S. Treasury Obligations	0	30,779	0	30,779
Non-Agency Mortgage-Backed Securities	0	1,282	0	1,282
Asset-Backed Securities	0	4,349	0	4,349
Sovereign Issues	0	4,700	0	4,700
Short-Term Instruments
Commercial Paper	0	998	0	998
Repurchase Agreements	0	34,100	0	34,100

Total Investments	$0	$260,540	$0	$260,540

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$8	$93	$0	$101
Over the counter	0	177	0	177

	$8	$270	$0	$278

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(217)	0	(223)
Over the counter	0	(197)	0	(197)

	$(6)	$(414)	$0	$(420)

Total Financial Derivative Instruments	$2	$(144)	$0	$(142)

Totals	$2	$260,396	$0	$260,398

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

206	PIMCO BOND FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	207

Notes to Financial Statements	(Cont.)

engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Climate Bond Fund	Daily	Monthly

PIMCO Dynamic Bond Fund	Daily	Monthly

PIMCO Extended Duration Fund	Daily	Monthly

PIMCO GNMA and Government Securities Fund	Daily	Monthly

PIMCO Investment Grade Credit Bond Fund	Daily	Monthly

PIMCO Long Duration Total Return Fund	Daily	Monthly

PIMCO Long-Term U.S. Government Fund	Daily	Monthly

PIMCO Low Duration Opportunities Fund	Daily	Monthly

PIMCO Moderate Duration Fund	Daily	Monthly

PIMCO Mortgage Opportunities and Bond Fund	Daily	Monthly

PIMCO Total Return ESG Fund	Daily	Monthly

PIMCO Total Return Fund II	Daily	Monthly

PIMCO Total Return Fund IV	Daily	Monthly

PIMCO Total Return Fund V	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

208	PIMCO BOND FUNDS

September 30, 2024	(Unaudited)

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	209

Notes to Financial Statements	(Cont.)

day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded

210	PIMCO BOND FUNDS

September 30, 2024	(Unaudited)

in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on

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expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Total Return ESG Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Extended Duration Fund	$24,693	$581	$(25,328)	$(555)	$609	$0	$682	$0

PIMCO Long Duration Total Return Fund	67,430	1,589	(69,165)	(1,493)	1,639	0	1,863	0

PIMCO Moderate Duration Fund	22,723	536	(23,309)	(451)	501	0	628	0

PIMCO Total Return Fund II	18,500	437	(18,977)	(379)	419	0	511	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dynamic Bond Fund	$192,251	$807,765	$(643,339)	$81	$267	$357,025	$8,435	$0

PIMCO Extended Duration Fund	3,908	472,409	(472,300)	0	0	4,017	111	0

PIMCO GNMA and Government Securities Fund	3,955	503,312	(493,420)	5	1	13,853	420	0

PIMCO Investment Grade Credit Bond Fund	163,776	4,755,439	(4,890,500)	389	9	29,113	5,359	0

PIMCO Long Duration Total Return Fund	4,322	2,570,778	(2,573,201)	66	1	1,966	1,767	0

PIMCO Long-Term U.S. Government Fund	24,358	2,833,999	(2,839,400)	51	2	19,010	1,902	0

PIMCO Low Duration Opportunities Fund	3,091	25,092	(15,700)	2	11	12,496	292	0

PIMCO Moderate Duration Fund	226	27,120	(26,120)	0	0	1,226	20	0

PIMCO Mortgage Opportunities and Bond Fund	133,892	3,583,950	(3,423,237)	118	101	294,824	6,682	0

PIMCO Total Return Fund II	1,060	143,963	(131,900)	1	0	13,124	63	0

PIMCO Total Return Fund IV	196	45,863	(41,800)	1	0	4,260	62	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including

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government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to

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Notes to Financial Statements	(Cont.)

shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to

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be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets

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Notes to Financial Statements	(Cont.)

determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities

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markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

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Notes to Financial Statements	(Cont.)

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one

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party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

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Notes to Financial Statements	(Cont.)

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund

New Fund	—	—	—	—	—	—	—	—

Small Fund	X	—	—	—	—	—	—	X

Climate-Related Investing	X	—	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	—	X	X	—	X

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	—	X

Derivatives	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	—	X	—	—	—	—	—	X

Extension	—	—	—	—	—	—	—	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	—	X

Emerging Markets	X	X	X	X	X	X	—	X

Sovereign Debt	X	X	X	—	X	X	—	X

Currency	X	X	X	—	X	X	—	X

222	PIMCO BOND FUNDS

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	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund

Prepayment	—	—	—	—	—	—	—	—

Privately Issued Mortgage-Related Securities	—	—	—	—	—	—	—	—

Real Estate	X	—	—	—	—	—	—	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

Environmental, Social and Governance	—	—	—	—	—	—	—	—

Environmental, Social and Governance and Faith-Based Values Investing	—	—	—	—	—	—	—	—

Convertible Securities	—	—	—	—	—	—	—	—

Distribution Rate	—	—	—	—	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—	—	X

LIBOR Transition	—	X	X	X	X	X	X	X

	PIMCO Moderation Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V	PIMCO Total Return ESG Fund

New Fund	—	—	—	—	X	—

Small Fund	—	—	—	—	X	—

Climate-Related Investing	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	—	—	X	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Liquidity	X	X	X	X	X	—

Derivatives	X	X	X	X	X	X

Equity	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Collateralized Loan Obligations	—	X	X	X	X	X

Extension	—	X	—	—	—	—

Foreign (Non-U.S.) Investment	X	—	—	X	X	X

Emerging Markets	X	—	—	X	X	X

Sovereign Debt	X	—	—	X	X	X

Currency	X	—	—	—	X	X

Prepayment	—	X	—	—	—	—

Privately Issued Mortgage-Related Securities	—	X	—	—	—	—

Real Estate	—	X	—	—	—	—

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X

Environmental, Social and Governance	—	—	—	—	—	X

Environmental, Social and Governance and Faith-Based Values Investing	—	—	—	—	X	—

Convertible Securities	—	X	—	X	—	—

Distribution Rate	—	X	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—

LIBOR Transition	X	X	X	X	X	X

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

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Notes to Financial Statements	(Cont.)

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Climate-Related Investing Risk is the risk that, because the Fund’s climate-related investment strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize a climate-related investment strategy. Climate-related investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance,

changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as

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risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk is the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

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Notes to Financial Statements	(Cont.)

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Risk is the risk that, because a Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

Environmental, Social and Governance and Faith-Based Values Investing Risk is the risk that, because a Fund’s ESG and faith-based values investing strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance will differ from funds that do not utilize an ESG and faith-based values investing strategy. ESG and faith-based values investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

Convertible Securities Risk is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Tax-Efficient Investing Risk is the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred

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directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements	(Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”)

govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	I-2		I-3		Administrative Class		Class A		Class C		Class R
PIMCO Climate Bond Fund	0.25%		0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		N/A
PIMCO Dynamic Bond Fund	0.55%	(1)	0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		0.40%
PIMCO Extended Duration Fund	0.25%		0.25%	0.35%		N/A		N/A		0.40%	*	N/A		N/A
PIMCO GNMA and Government Securities Fund	0.25%		0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		N/A
PIMCO Investment Grade Credit Bond Fund	0.25%		0.25%	0.35%		0.45%	(2)	0.25%		0.40%		0.40%		N/A
PIMCO Long Duration Total Return Fund	0.25%		0.25%	0.35%		N/A		N/A		0.40%		0.40%		N/A
PIMCO Long-Term U.S. Government Fund	0.225%		0.25%	0.35%		0.45%	(2)*	N/A		0.35%		0.35%		N/A
PIMCO Low Duration Opportunities Fund	0.25%		0.30%	0.40%		N/A		N/A		0.45%		0.45%		N/A
PIMCO Moderate Duration Fund	0.25%		0.21%	0.31%		N/A		N/A		N/A		N/A		N/A
PIMCO Mortgage Opportunities and Bond Fund	0.35%		0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		N/A
PIMCO Total Return ESG Fund	0.25%		0.25%	0.35%		0.45%	(2)	0.25%		0.40%		0.40%		N/A
PIMCO Total Return Fund II	0.25%		0.25%	0.35%		N/A		N/A		N/A		N/A		N/A
PIMCO Total Return Fund IV	0.25%		0.25%	N/A		N/A		N/A		0.35%		N/A		N/A
PIMCO Total Return Fund V	0.25%		0.25%	0.35%	*	0.45%	(2)*	0.25%	*	0.40%	*	0.40%	*	N/A

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its advisory fee by 0.05% of the average daily net assets attributable to the PIMCO Dynamic Bond Fund.
(2)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
Class R

PIMCO Dynamic Bond Fund	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2024, the Distributor retained $1,463,834 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of

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Notes to Financial Statements	(Cont.)

various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its advisory fee by 0.05% of the average daily net assets attributable to the PIMCO Dynamic Bond Fund. This Fee Waiver Agreement may be terminated by the Trust upon 90 days’ prior written notice to PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO.

The total recoverable amounts to PIMCO as of September 30, 2024 (from the Investment Advisory Fee Waiver Agreement and Expense Limitation Agreement combined), were as follows (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Low Duration Opportunities Fund	$77	$42	$1	$120

PIMCO Total Return Fund V	0	0	134	134

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Supervisory and Administrative Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO Total Return Fund V and PIMCO

Total Return ESG Fund. This Supervisory and Administrative Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by

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PIMCO. For the period ended September 30, 2024, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Climate Bond Fund	$0

PIMCO Dynamic Bond Fund	637

PIMCO GNMA and Government Securities Fund	21

PIMCO Investment Grade Credit Bond Fund	28

PIMCO Low Duration Opportunities Fund	0

PIMCO Mortgage Opportunities and Bond Fund	20

PIMCO Total Return ESG Fund	2

PIMCO Total Return Fund V	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2025, for the PIMCO Total Return ESG Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees of Underlying Funds indirectly incurred by the Fund’s investments in series of PIMCO ETF Trust and PIMCO Equity Series. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Climate Bond Fund	$0	$199	$4,316	$1,930

PIMCO Dynamic Bond Fund	14,333,079	14,108,152	175,549	100,257

PIMCO Extended Duration Fund	703,689	812,900	803	10,353

PIMCO GNMA and Government Securities Fund	22,837,192	23,079,768	3,926	3,489

PIMCO Investment Grade Credit Bond Fund	14,993,862	14,032,053	2,123,653	2,285,449

PIMCO Long Duration Total Return Fund	4,136,773	4,186,070	256,762	327,804

PIMCO Long-Term U.S. Government Fund	1,207,200	1,286,773	5,070	2,953

PIMCO Low Duration Opportunities Fund	448,553	426,995	4,684	3,694

PIMCO Moderate Duration Fund	2,437,118	2,389,986	92,926	126,581

PIMCO Mortgage Opportunities and Bond Fund	123,580,655	123,380,970	1,950,684	368,455

PIMCO Total Return ESG Fund	5,866,300	5,924,262	131,498	319,014

PIMCO Total Return Fund II	2,095,489	2,159,644	39,790	33,070

PIMCO Total Return Fund IV	963,360	927,065	30,646	12,133

PIMCO Total Return Fund V	283,206	236,931	19,905	1,525

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	231

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Climate Bond Fund				PIMCO Dynamic Bond Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	576	$5,070	1,048	$9,022	24,906	$245,036	52,940	$514,764

I-2	4	34	4	38	2,199	21,660	4,446	42,843

I-3	67	585	54	464	189	1,851	1,529	14,615

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	34	305	88	761	580	5,723	1,313	12,679

Class C	0	6	6	54	29	288	286	2,792

Class R	N/A	N/A	N/A	N/A	54	531	88	850
Issued as reinvestment of distributions

Institutional Class	36	315	53	452	5,194	51,160	8,231	79,671

I-2	0	3	1	10	282	2,772	620	5,999

I-3	1	11	1	8	28	279	48	469

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	3	25	4	33	305	3,008	602	5,830

Class C	0	1	0	1	16	161	30	288

Class R	N/A	N/A	N/A	N/A	11	107	20	192
Cost of shares redeemed

Institutional Class	(162)	(1,426)	(648)	(5,578)	(25,672)	(252,741)	(53,969)	(519,920)

I-2	(16)	(140)	(27)	(234)	(2,701)	(26,571)	(10,834)	(104,240)

I-3	(24)	(207)	(1)	(9)	(752)	(7,371)	(161)	(1,559)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(6)	(53)	(30)	(260)	(1,562)	(15,373)	(4,161)	(40,116)

Class C	0	0	(1)	(11)	(245)	(2,413)	(633)	(6,095)

Class R	N/A	N/A	N/A	N/A	(29)	(289)	(146)	(1,406)

Net increase (decrease) resulting from Fund share transactions	513	$4,529	552	$4,751	2,832	$27,818	249	$7,656

232	PIMCO BOND FUNDS

September 30, 2024	(Unaudited)

PIMCO Extended Duration Fund				PIMCO GNMA and Government Securities Fund				PIMCO Investment Grade Credit Bond Fund

Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

5,285	$75,812	21,086	$304,863	13,018	$121,309	34,824	$321,629	103,340	$931,031	206,176	$1,803,594

931	13,361	2,471	34,086	13,565	126,010	44,832	415,077	71,824	643,454	217,649	1,901,749

N/A	N/A	N/A	N/A	1,413	13,151	3,308	30,465	2,334	20,808	7,900	68,928

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	424	3,812	812	7,113

N/A	N/A	N/A	N/A	1,516	14,205	5,244	48,618	7,642	68,554	18,403	160,948

N/A	N/A	N/A	N/A	50	467	289	2,688	334	3,001	1,000	8,756

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

283	3,880	1,889	26,881	1,451	13,564	2,166	20,021	12,192	109,111	22,559	197,044

13	184	115	1,632	1,114	10,409	1,814	16,753	4,680	41,864	9,211	80,445

N/A	N/A	N/A	N/A	205	1,913	317	2,931	262	2,342	515	4,502

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	50	443	127	1,106

N/A	N/A	N/A	N/A	399	3,719	727	6,716	1,300	11,623	2,743	23,955

N/A	N/A	N/A	N/A	20	182	40	374	132	1,179	312	2,722

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(7,958)	(110,166)	(20,494)	(292,448)	(7,110)	(66,337)	(32,219)	(299,023)	(70,804)	(633,323)	(229,135)	(1,993,770)

(958)	(13,844)	(3,288)	(44,840)	(18,415)	(170,641)	(29,829)	(276,463)	(77,242)	(691,021)	(237,329)	(2,043,729)

N/A	N/A	N/A	N/A	(1,163)	(10,825)	(2,082)	(19,046)	(2,519)	(22,415)	(9,913)	(86,682)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(685)	(6,139)	(2,074)	(17,850)

N/A	N/A	N/A	N/A	(4,412)	(41,419)	(5,764)	(53,067)	(13,934)	(124,501)	(33,380)	(291,214)

N/A	N/A	N/A	N/A	(274)	(2,547)	(503)	(4,641)	(2,072)	(18,511)	(4,592)	(40,033)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(2,404)	$(30,773)	1,779	$30,174	1,377	$13,160	23,164	$213,032	37,258	$341,312	(29,016)	$(212,416)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	233

Notes to Financial Statements	(Cont.)

	PIMCO Long Duration Total Return Fund				PIMCO Long-Term U.S. Government Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	75,371	$559,139	124,755	$886,452	8,444	$122,895	50,208	$739,221

I-2	7,282	52,782	20,890	150,232	3,877	55,538	11,491	165,376

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	993	7,279	3,361	23,931	575	8,333	1,460	21,553

Class C	288	2,171	857	5,973	585	8,520	635	9,237

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	5,486	39,486	12,955	91,890	885	12,634	1,888	27,289

I-2	285	2,053	661	4,655	152	2,171	234	3,375

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	61	440	194	1,372	42	605	88	1,271

Class C	15	106	23	163	17	239	23	334

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(89,189)	(644,197)	(188,265)	(1,345,396)	(14,286)	(208,049)	(40,766)	(583,119)

I-2	(7,587)	(54,776)	(16,119)	(113,006)	(4,296)	(61,044)	(5,952)	(85,182)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(1,573)	(11,279)	(6,142)	(41,257)	(718)	(10,453)	(2,008)	(29,363)

Class C	(258)	(1,859)	(175)	(1,227)	(117)	(1,671)	(147)	(2,106)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(8,826)	$(48,655)	(47,005)	$(336,218)	(4,840)	$(70,282)	17,154	$267,886

234	PIMCO BOND FUNDS

September 30, 2024	(Unaudited)

PIMCO Low Duration Opportunities Fund				PIMCO Moderate Duration Fund				PIMCO Mortgage Opportunities and Bond Fund

Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

122	$1,284	750	$7,634	20,210	$185,567	30,895	$281,368	157,696	$1,479,873	294,947	$2,754,551

2,668	27,807	1,444	14,664	85	775	330	3,030	78,733	738,510	157,503	1,469,664

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1,475	13,790	5,067	47,141

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

77	805	106	1,094	N/A	N/A	N/A	N/A	9,237	86,780	13,784	128,986

16	167	13	123	N/A	N/A	N/A	N/A	1,558	14,629	1,285	11,984

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

62	643	119	1,215	2,892	26,605	5,354	48,738	26,760	250,406	39,681	370,044

107	1,118	84	864	11	98	33	300	8,727	81,654	12,254	114,288

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	318	2,977	577	5,378

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

23	240	37	374	N/A	N/A	N/A	N/A	714	6,678	1,418	13,219

2	20	3	31	N/A	N/A	N/A	N/A	110	1,032	149	1,388

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(1,000)	(10,419)	(1,998)	(20,330)	(10,347)	(95,538)	(33,121)	(298,582)	(66,960)	(627,097)	(182,830)	(1,701,799)

(1,094)	(11,468)	(1,006)	(10,272)	(99)	(903)	(1,046)	(9,471)	(51,332)	(480,658)	(82,660)	(769,284)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(1,594)	(14,923)	(5,258)	(49,063)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(215)	(2,242)	(528)	(5,367)	N/A	N/A	N/A	N/A	(3,652)	(34,065)	(16,989)	(158,967)

(12)	(124)	(138)	(1,391)	N/A	N/A	N/A	N/A	(414)	(3,870)	(1,008)	(9,396)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

756	$7,831	(1,114)	$(11,361)	12,752	$116,604	2,445	$25,383	161,376	$1,515,716	237,920	$2,228,134

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	235

Notes to Financial Statements	(Cont.)

	PIMCO Total Return ESG Fund				PIMCO Total Return Fund II

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	21,676	$165,649	59,145	$440,812	3,850	$31,730	10,043	$81,027

I-2	4,395	33,550	9,544	71,662	343	2,771	5,335	42,833

I-3	132	1,005	445	3,297	N/A	N/A	N/A	N/A

Administrative Class	453	3,458	465	3,506	N/A	N/A	N/A	N/A

Class A	359	2,774	1,007	7,570	N/A	N/A	N/A	N/A

Class C	1	5	15	115	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	3,679	28,040	7,916	59,322	1,156	9,472	2,126	17,180

I-2	584	4,450	1,138	8,530	71	574	83	671

I-3	16	121	26	194	N/A	N/A	N/A	N/A

Administrative Class	39	300	75	560	N/A	N/A	N/A	N/A

Class A	20	149	37	277	N/A	N/A	N/A	N/A

Class C	1	8	3	20	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(58,600)	(450,274)	(91,325)	(681,132)	(15,696)	(128,879)	(6,435)	(51,813)

I-2	(5,212)	(39,781)	(14,277)	(107,329)	(4,170)	(34,850)	(1,569)	(12,556)

I-3	(143)	(1,081)	(208)	(1,560)	N/A	N/A	N/A	N/A

Administrative Class	(447)	(3,412)	(766)	(5,734)	N/A	N/A	N/A	N/A

Class A	(302)	(2,320)	(1,516)	(11,480)	N/A	N/A	N/A	N/A

Class C	(21)	(158)	(53)	(402)	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(33,370)	$(257,517)	(28,329)	$(211,772)	(14,446)	$(119,182)	9,583	$77,342

236	PIMCO BOND FUNDS

September 30, 2024	(Unaudited)

PIMCO Total Return Fund IV				PIMCO Total Return Fund V

Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

4,830	$45,419	10,596	$98,005	5,131	$50,049	16,006	$156,139

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

159	1,522	186	1,727	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

622	5,846	895	8,300	458	4,463	492	4,752

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

23	217	37	345	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(2,925)	(27,532)	(8,381)	(77,336)	(461)	(4,498)	(698)	(6,774)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(134)	(1,257)	(239)	(2,211)	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2,575	$24,215	3,094	$28,830	5,128	$50,014	15,800	$154,117

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% of more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Climate Bond Fund	4	1	69%	11%

PIMCO Dynamic Bond Fund	3	0	56%	0%

PIMCO Extended Duration Fund	1	1	22%	45%

PIMCO GNMA and Government Securities Fund	3	0	50%	0%

PIMCO Investment Grade Credit Bond Fund	2	0	48%	0%

PIMCO Long Duration Total Return Fund	1	1	22%	10%

PIMCO Long-Term U.S. Government Fund	0	1	0%	30%

PIMCO Low Duration Opportunities Fund	3	0	58%	0%

PIMCO Moderate Duration Fund	2	0	49%	0%

PIMCO Mortgage Opportunities and Bond Fund	2	0	51%	0%

PIMCO Total Return ESG Fund	3	0	47%	0%

PIMCO Total Return Fund II	3	0	61%	0%

PIMCO Total Return Fund IV	1	0	78%	0%

PIMCO Total Return Fund V	4	0	74%	0%

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	237

Notes to Financial Statements	(Cont.)	September 30, 2024	(Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Climate Bond Fund	$299	$656

PIMCO Dynamic Bond Fund	439,784	69,655

PIMCO Extended Duration Fund	0	0

PIMCO GNMA and Government Securities Fund	106,767	39,735

PIMCO Investment Grade Credit Bond Fund	684,073	538,962

PIMCO Long Duration Total Return Fund	480,105	149,098

PIMCO Long-Term U.S. Government Fund*	149,921	238,198

PIMCO Low Duration Opportunities Fund	5,684	1,969

PIMCO Moderate Duration Fund	54,183	79,545

PIMCO Mortgage Opportunities and Bond Fund	175,430	347,453

PIMCO Total Return ESG Fund	167,887	89,644

PIMCO Total Return Fund II	32,988	19,829

PIMCO Total Return Fund IV	11,377	21,991

PIMCO Total Return Fund V	94	775

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

PIMCO Climate Bond Fund	$23,155	$725	$(961)	$(236)

PIMCO Dynamic Bond Fund	4,254,305	117,822	(307,912)	(190,090)

PIMCO Extended Duration Fund	1,561,699	29,140	(330,326)	(301,186)

PIMCO GNMA and Government Securities Fund	2,485,815	45,720	(115,184)	(69,464)

PIMCO Investment Grade Credit Bond Fund	16,109,801	297,825	(792,796)	(494,971)

PIMCO Long Duration Total Return Fund	5,335,872	114,985	(411,788)	(296,803)

PIMCO Long-Term U.S. Government Fund	1,767,026	35,030	(117,375)	(82,345)

PIMCO Low Duration Opportunities Fund	137,629	4,646	(5,136)	(490)

PIMCO Moderate Duration Fund	1,812,613	51,278	(44,860)	6,418

PIMCO Mortgage Opportunities and Bond Fund	19,711,300	541,821	(1,009,301)	(467,480)

PIMCO Total Return ESG Fund	2,652,516	40,794	(161,100)	(120,306)

PIMCO Total Return Fund II	890,171	12,884	(41,158)	(28,274)

PIMCO Total Return Fund IV	417,168	6,723	(15,375)	(8,652)

PIMCO Total Return Fund V	257,006	4,917	(1,047)	3,870

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

238	PIMCO BOND FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NOM	Nomura Securities International, Inc.

BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NXN	Natixis New York

BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SBI	Citigroup Global Markets Ltd.

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London

BSN	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	STR	State Street FICC Repo

CIB	Canadian Imperial Bank of Commerce	MSR	Morgan Stanley & Co LLC FICC Repo	TOR	The Toronto-Dominion Bank

CKL	Citibank N.A. London	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

DKK	Danish Krone	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar

DOP	Dominican Peso	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	SOFR	Secured Overnight Financing Rate

BOBL	Bundesobligation, the German word for federal government bond	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFRINDX	Secured Overnight Financing Rate Index

CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced

BABs	Build America Bonds	DAC	Designated Activity Company	TBD	To-Be-Determined

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

CBO	Collateralized Bond Obligation	PIK	Payment-in-Kind

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	239

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed

240	PIMCO BOND FUNDS

(Unaudited)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	241

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result

242	PIMCO BOND FUNDS

(Unaudited)

from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	243

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which

244	PIMCO BOND FUNDS

(Unaudited)

they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	245

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Investment Grade Credit Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0332	$0.0000	$0.00003	$0.0333

May 2024	$0.0336	$0.0000	$0.00017	$0.0338

June 2024	$0.0293	$0.0000	$0.00016	$0.0295

July 2024	$0.0315	$0.0000	$0.0002	$0.0317

August 2024	$0.0348	$0.0000	$0.0002	$0.0350

September 2024	$0.0302	$0.0000	$0.0002	$0.0304

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0325	$0.0000	$0.00003	$0.0325

May 2024	$0.0328	$0.0000	$0.00017	$0.0330

June 2024	$0.0286	$0.0000	$0.00016	$0.0288

July 2024	$0.0307	$0.0000	$0.0001	$0.0309

August 2024	$0.0340	$0.0000	$0.0002	$0.0342

September 2024	$0.0295	$0.0000	$0.0002	$0.0297

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0322	$0.0000	$0.00003	$0.0322

May 2024	$0.0324	$0.0000	$0.00016	$0.0326

June 2024	$0.0283	$0.0000	$0.00016	$0.0284

July 2024	$0.0304	$0.0000	$0.0001	$0.0305

August 2024	$0.0336	$0.0000	$0.0002	$0.0337

September 2024	$0.0292	$0.0000	$0.0002	$0.0293

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0314	$0.0000	$0.00003	$0.0315

May 2024	$0.0317	$0.0000	$0.00016	$0.0318

June 2024	$0.0276	$0.0000	$0.00016	$0.0278

July 2024	$0.0296	$0.0000	$0.0001	$0.0297

August 2024	$0.0328	$0.0000	$0.0002	$0.0329

September 2024	$0.0285	$0.0000	$0.0002	$0.0286

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0304	$0.0000	$0.00003	$0.0304

May 2024	$0.0305	$0.0000	$0.00015	$0.0306

June 2024	$0.0266	$0.0000	$0.00015	$0.0267

July 2024	$0.0285	$0.0000	$0.0001	$0.0286

August 2024	$0.0315	$0.0000	$0.0001	$0.0317

September 2024	$0.0274	$0.0000	$0.0001	$0.0275

246	PIMCO BOND FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0250	$0.0000	$0.00002	$0.0250

May 2024	$0.0245	$0.0000	$0.00012	$0.0246

June 2024	$0.0215	$0.0000	$0.00012	$0.0216

July 2024	$0.0228	$0.0000	$0.0001	$0.0229

August 2024	$0.0254	$0.0000	$0.0001	$0.0255

September 2024	$0.0221	$0.0000	$0.0001	$0.0222
PIMCO Mortgage Opportunities and Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0538	$0.0000	$0.0000	$0.0538

May 2024	$0.0644	$0.0000	$0.0000	$0.0644

June 2024	$0.0549	$0.0000	$0.0000	$0.0549

July 2024	$0.0611	$0.0000	$0.0000	$0.0611

August 2024	$0.0657	$0.0000	$0.0000	$0.0657

September 2024	$0.0560	$0.0000	$0.0000	$0.0560

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0531	$0.0000	$0.0000	$0.0531

May 2024	$0.0637	$0.0000	$0.0000	$0.0637

June 2024	$0.0543	$0.0000	$0.0000	$0.0543

July 2024	$0.0605	$0.0000	$0.0000	$0.0605

August 2024	$0.0647	$0.0000	$0.0000	$0.0647

September 2024	$0.0554	$0.0000	$0.0000	$0.0554

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0527	$0.0000	$0.0000	$0.0527

May 2024	$0.0634	$0.0000	$0.0000	$0.0634

June 2024	$0.0538	$0.0000	$0.0000	$0.0538

July 2024	$0.0598	$0.0000	$0.0000	$0.0598

August 2024	$0.0644	$0.0000	$0.0000	$0.0644

September 2024	$0.0549	$0.0000	$0.0000	$0.0549

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0508	$0.0000	$0.0000	$0.0508

May 2024	$0.0611	$0.0000	$0.0000	$0.0611

June 2024	$0.0521	$0.0000	$0.0000	$0.0521

July 2024	$0.0580	$0.0000	$0.0000	$0.0580

August 2024	$0.0620	$0.0000	$0.0000	$0.0620

September 2024	$0.0532	$0.0000	$0.0000	$0.0532

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0450	$0.0000	$0.0000	$0.0450

May 2024	$0.0548	$0.0000	$0.0000	$0.0548

June 2024	$0.0468	$0.0000	$0.0000	$0.0468

July 2024	$0.0521	$0.0000	$0.0000	$0.0521

August 2024	$0.0558	$0.0000	$0.0000	$0.0558

September 2024	$0.0479	$0.0000	$0.0000	$0.0479

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	247

Distribution Information	(Cont.)	(Unaudited)

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

248	PIMCO BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSBONDFSTMSAR_093024

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

Credit Bond Funds

PIMCO Credit Opportunities Bond Fund

PIMCO Diversified Income Fund

PIMCO ESG Income Fund

PIMCO High Yield Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Bond Fund

PIMCO Low Duration Credit Fund

PIMCO Low Duration Income Fund

PIMCO Preferred and Capital Securities Fund

(1) Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund, PIMCO Low Duration Credit Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO CREDIT BOND FUNDS

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Class R	Diversification Status
PIMCO Credit Opportunities Bond Fund	08/31/11	08/31/11	08/31/11	—	—	08/31/11	08/31/11	—	—	Diversified
PIMCO Diversified Income Fund	07/31/03	07/31/03	04/30/08	04/27/18	10/29/04	07/31/03	07/31/03	—	—	Diversified
PIMCO ESG Income Fund	09/30/20	09/30/20	09/30/20	09/30/20	—	09/30/20	09/30/20	—	—	Diversified
PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	04/27/18	01/16/95	01/13/97	01/13/97	—	12/31/02	Diversified
PIMCO High Yield Spectrum Fund	09/15/10	09/15/10	09/15/10	04/27/18	—	09/15/10	09/15/10	—	—	Diversified
PIMCO Long-Term Credit Bond Fund	03/31/09	03/31/09	02/29/12	—	—	—	—	—	—	Diversified
PIMCO Low Duration Credit Fund	04/29/11	04/29/11	04/29/11	—	—	04/29/11	04/29/11	—	—	Diversified
PIMCO Low Duration Income Fund	07/30/04	07/30/04	04/30/08	04/27/18	—	07/30/04	09/30/04	10/21/20	—	Diversified
PIMCO Preferred and Capital Securities Fund	04/13/15	04/13/15	04/13/15	04/27/18	—	04/13/15	08/23/19	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the Funds	(Cont.)

any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports.

In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO CREDIT BOND FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Credit Opportunities Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.48	$0.28	$0.19	$0.47	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2024	9.29	0.49	0.16	0.65	(0.46)	0.00	0.00	(0.46)

03/31/2023	9.51	0.37	(0.23)	0.14	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.99	0.30	(0.43)	(0.13)	(0.35)	0.00	0.00	(0.35)

03/31/2021	9.07	0.30	0.97	1.27	(0.35)	0.00	0.00	(0.35)

03/31/2020	9.90	0.41	(0.85)	(0.44)	(0.39)	0.00	0.00	(0.39)
I-2

04/01/2024 - 09/30/2024+	9.42	0.28	0.19	0.47	(0.24)	0.00	0.00	(0.24)

03/31/2024	9.23	0.48	0.16	0.64	(0.45)	0.00	0.00	(0.45)

03/31/2023	9.47	0.36	(0.24)	0.12	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.94	0.29	(0.42)	(0.13)	(0.34)	0.00	0.00	(0.34)

03/31/2021	9.03	0.29	0.96	1.25	(0.34)	0.00	0.00	(0.34)

03/31/2020	9.86	0.40	(0.84)	(0.44)	(0.39)	0.00	0.00	(0.39)
Class A

04/01/2024 - 09/30/2024+	9.48	0.27	0.17	0.44	(0.22)	0.00	0.00	(0.22)

03/31/2024	9.29	0.46	0.15	0.61	(0.42)	0.00	0.00	(0.42)

03/31/2023	9.52	0.33	(0.23)	0.10	(0.33)	0.00	0.00	(0.33)

03/31/2022	10.00	0.26	(0.43)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2021	9.08	0.26	0.97	1.23	(0.31)	0.00	0.00	(0.31)

03/31/2020	9.91	0.37	(0.84)	(0.47)	(0.36)	0.00	0.00	(0.36)
Class C

04/01/2024 - 09/30/2024+	9.32	0.22	0.19	0.41	(0.20)	0.00	0.00	(0.20)

03/31/2024	9.14	0.37	0.17	0.54	(0.36)	0.00	0.00	(0.36)

03/31/2023	9.37	0.25	(0.23)	0.02	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.85	0.19	(0.43)	(0.24)	(0.24)	0.00	0.00	(0.24)

03/31/2021	8.95	0.18	0.95	1.13	(0.23)	0.00	0.00	(0.23)

03/31/2020	9.78	0.30	(0.84)	(0.54)	(0.29)	0.00	0.00	(0.29)

PIMCO Diversified Income Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.57	$0.24	$0.29	$0.53	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2024	9.22	0.42	0.38	0.80	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	10.18	0.37	(0.86)	(0.49)	(0.47)	0.00	0.00	(0.47)

03/31/2022	11.04	0.35	(0.81)	(0.46)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.21	0.34	0.89	1.23	(0.40)	0.00	0.00	(0.40)

03/31/2020	10.86	0.35	(0.48)	(0.13)	(0.50)	(0.02)	0.00	(0.52)
I-2

04/01/2024 - 09/30/2024+	9.57	0.23	0.30	0.53	(0.25)	0.00	0.00	(0.25)

03/31/2024	9.22	0.41	0.39	0.80	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	10.18	0.36	(0.86)	(0.50)	(0.46)	0.00	0.00	(0.46)

03/31/2022	11.04	0.34	(0.81)	(0.47)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.21	0.33	0.89	1.22	(0.39)	0.00	0.00	(0.39)

03/31/2020	10.86	0.34	(0.48)	(0.14)	(0.49)	(0.02)	0.00	(0.51)
I-3

04/01/2024 - 09/30/2024+	9.57	0.23	0.29	0.52	(0.24)	0.00	0.00	(0.24)

03/31/2024	9.22	0.41	0.38	0.79	(0.41)	0.00	(0.03)	(0.44)

03/31/2023	10.18	0.35	(0.86)	(0.51)	(0.45)	0.00	0.00	(0.45)

03/31/2022	11.04	0.34	(0.82)	(0.48)	(0.38)	0.00	0.00	(0.38)

03/31/2021	10.21	0.32	0.90	1.22	(0.39)	0.00	0.00	(0.39)

03/31/2020	10.86	0.34	(0.49)	(0.15)	(0.48)	(0.02)	0.00	(0.50)
Administrative Class

04/01/2024 - 09/30/2024+	9.57	0.23	0.29	0.52	(0.24)	0.00	0.00	(0.24)

03/31/2024	9.22	0.40	0.38	0.78	(0.40)	0.00	(0.03)	(0.43)

03/31/2023	10.18	0.34	(0.86)	(0.52)	(0.44)	0.00	0.00	(0.44)

03/31/2022	11.04	0.33	(0.82)	(0.49)	(0.37)	0.00	0.00	(0.37)

03/31/2021	10.21	0.31	0.90	1.21	(0.38)	0.00	0.00	(0.38)

03/31/2020	10.86	0.33	(0.49)	(0.16)	(0.47)	(0.02)	0.00	(0.49)

6	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.71	5.04%	$224,465	1.11	%*	1.13	%*	0.58	%*	0.60	%*	5.92	%*	146%

9.48	7.13	203,385	0.89	(f)	0.89	(f)	0.82	(f)	0.82	(f)	5.29		320

9.29	1.62	170,305	0.91		0.91		0.90		0.90		3.96		158

9.51	(1.40)	235,277	0.90		0.90		0.90		0.90		3.07		84

9.99	14.06	268,038	0.90		0.90		0.90		0.90		3.10		99

9.07	(4.69)	232,487	0.92		0.92		0.90		0.90		4.13		138

9.65	5.03	144,027	1.21	*	1.23	*	0.68	*	0.70	*	5.82	*	146

9.42	7.09	132,752	0.99	(f)	0.99	(f)	0.92	(f)	0.92	(f)	5.20		320

9.23	1.33	105,067	1.01		1.01		1.00		1.00		3.93		158

9.47	(1.39)	123,293	1.00		1.00		1.00		1.00		2.97		84

9.94	13.92	115,116	1.00		1.00		1.00		1.00		3.01		99

9.03	(4.78)	55,030	1.02		1.02		1.00		1.00		4.03		138

9.70	4.74	22,537	1.51	*	1.53	*	0.98	*	1.00	*	5.53	*	146

9.48	6.75	23,358	1.29	(f)	1.29	(f)	1.22	(f)	1.22	(f)	4.90		320

9.29	1.13	20,412	1.31		1.31		1.30		1.30		3.58		158

9.52	(1.74)	23,819	1.30		1.30		1.30		1.30		2.65		84

10.00	13.61	19,542	1.30		1.30		1.30		1.30		2.68		99

9.08	(5.01)	19,607	1.32		1.32		1.30		1.30		3.73		138

9.53	4.44	2,872	2.26	*	2.28	*	1.73	*	1.75	*	4.75	*	146

9.32	6.00	2,005	2.04	(f)	2.04	(f)	1.97	(f)	1.97	(f)	4.10	(f)	320

9.14	0.30	2,244	2.06		2.06		2.05		2.05		2.75		158

9.37	(2.46)	3,656	2.05		2.05		2.05		2.05		1.91		84

9.85	12.73	3,866	2.05		2.05		2.05		2.05		1.91		99

8.95	(5.75)	5,206	2.07		2.07		2.05		2.05		3.00		138

$9.85	5.64%	$2,619,632	0.80	%*	0.80	%*	0.75	%*	0.75	%*	4.93	%*	163%

9.57	9.01	2,978,251	0.79		0.79		0.75		0.75		4.59		247

9.22	(4.75)	3,117,435	0.76		0.76		0.75		0.75		3.93		136

10.18	(4.37)	4,022,524	0.75		0.75		0.75		0.75		3.22		94

11.04	12.15	4,132,019	0.77		0.77		0.75		0.75		3.04		110

10.21	(1.45)	2,852,619	0.79		0.79		0.75		0.75		3.19		127

9.85	5.58	128,835	0.90	*	0.90	*	0.85	*	0.85	*	4.84	*	163

9.57	8.90	131,164	0.89		0.89		0.85		0.85		4.49		247

9.22	(4.85)	132,737	0.86		0.86		0.85		0.85		3.79		136

10.18	(4.47)	291,479	0.85		0.85		0.85		0.85		3.07		94

11.04	12.04	670,322	0.87		0.87		0.85		0.85		2.94		110

10.21	(1.55)	335,490	0.89		0.89		0.85		0.85		3.07		127

9.85	5.56	26,601	0.95	*	1.00	*	0.90	*	0.95	*	4.79	*	163

9.57	8.85	24,514	0.94		0.99		0.90		0.95		4.43		247

9.22	(4.90)	29,287	0.91		0.96		0.90		0.95		3.78		136

10.18	(4.51)	36,071	0.90		0.95		0.90		0.95		3.09		94

11.04	11.98	27,498	0.92		0.97		0.90		0.95		2.88		110

10.21	(1.60)	13,637	0.94		0.99		0.90		0.95		3.03		127

9.85	5.50	16,358	1.05	*	1.05	*	1.00	*	1.00	*	4.69	*	163

9.57	8.74	16,483	1.04		1.04		1.00		1.00		4.37		247

9.22	(5.00)	9,667	1.01		1.01		1.00		1.00		3.60		136

10.18	(4.61)	21,577	1.00		1.00		1.00		1.00		2.99		94

11.04	11.87	10,752	1.02		1.02		1.00		1.00		2.83		110

10.21	(1.70)	159,259	1.04		1.04		1.00		1.00		2.94		127

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Diversified Income Fund (Cont.)
Class A

04/01/2024 - 09/30/2024+	$9.57	$0.22	$0.29	$0.51	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2024	9.22	0.38	0.39	0.77	(0.39)	0.00	(0.03)	(0.42)

03/31/2023	10.18	0.33	(0.86)	(0.53)	(0.43)	0.00	0.00	(0.43)

03/31/2022	11.04	0.31	(0.81)	(0.50)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.21	0.29	0.90	1.19	(0.36)	0.00	0.00	(0.36)

03/31/2020	10.86	0.31	(0.49)	(0.18)	(0.45)	(0.02)	0.00	(0.47)
Class C

04/01/2024 - 09/30/2024+	9.57	0.18	0.29	0.47	(0.19)	0.00	0.00	(0.19)

03/31/2024	9.22	0.32	0.38	0.70	(0.32)	0.00	(0.03)	(0.35)

03/31/2023	10.18	0.26	(0.86)	(0.60)	(0.36)	0.00	0.00	(0.36)

03/31/2022	11.04	0.23	(0.82)	(0.59)	(0.27)	0.00	0.00	(0.27)

03/31/2021	10.21	0.21	0.90	1.11	(0.28)	0.00	0.00	(0.28)

03/31/2020	10.86	0.23	(0.49)	(0.26)	(0.37)	(0.02)	0.00	(0.39)

PIMCO ESG Income Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.31	$0.23	$0.22	$0.45	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2024	9.27	0.45	0.00	0.45	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.07	0.35	(0.61)	(0.26)	(0.51)	(0.03)	0.00	(0.54)

03/31/2022	10.35	0.24	(0.25)	(0.01)	(0.27)	0.00	0.00	(0.27)

09/30/2020 - 03/31/2021	10.00	0.10	0.34	0.44	(0.09)	0.00	0.00	(0.09)
I-2

04/01/2024 - 09/30/2024+	9.31	0.22	0.22	0.44	(0.26)	0.00	0.00	(0.26)

03/31/2024	9.27	0.44	0.00	0.44	(0.40)	0.00	0.00	(0.40)

03/31/2023	10.07	0.34	(0.61)	(0.27)	(0.50)	(0.03)	0.00	(0.53)

03/31/2022	10.35	0.22	(0.24)	(0.02)	(0.26)	0.00	0.00	(0.26)

09/30/2020 - 03/31/2021	10.00	0.09	0.35	0.44	(0.09)	0.00	0.00	(0.09)
I-3

04/01/2024 - 09/30/2024+	9.31	0.22	0.22	0.44	(0.26)	0.00	0.00	(0.26)

03/31/2024	9.27	0.43	0.01	0.44	(0.40)	0.00	0.00	(0.40)

03/31/2023	10.07	0.30	(0.57)	(0.27)	(0.50)	(0.03)	0.00	(0.53)

03/31/2022	10.35	0.19	(0.21)	(0.02)	(0.26)	0.00	0.00	(0.26)

09/30/2020 - 03/31/2021	10.00	0.09	0.34	0.43	(0.08)	0.00	0.00	(0.08)
Class A

04/01/2024 - 09/30/2024+	9.31	0.21	0.22	0.43	(0.25)	0.00	0.00	(0.25)

03/31/2024	9.27	0.41	0.01	0.42	(0.38)	0.00	0.00	(0.38)

03/31/2023	10.07	0.31	(0.61)	(0.30)	(0.47)	(0.03)	0.00	(0.50)

03/31/2022	10.35	0.19	(0.24)	(0.05)	(0.23)	0.00	0.00	(0.23)

09/30/2020 - 03/31/2021	10.00	0.07	0.35	0.42	(0.07)	0.00	0.00	(0.07)
Class C

04/01/2024 - 09/30/2024+	9.31	0.18	0.21	0.39	(0.21)	0.00	0.00	(0.21)

03/31/2024	9.27	0.34	0.01	0.35	(0.31)	0.00	0.00	(0.31)

03/31/2023	10.07	0.23	(0.60)	(0.37)	(0.40)	(0.03)	0.00	(0.43)

03/31/2022	10.35	0.13	(0.26)	(0.13)	(0.15)	0.00	0.00	(0.15)

09/30/2020 - 03/31/2021	10.00	0.03	0.35	0.38	(0.03)	0.00	0.00	(0.03)

PIMCO High Yield Fund
Institutional Class

04/01/2024 - 09/30/2024+	$7.97	$0.24	$0.19	$0.43	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2024	7.70	0.43	0.30	0.73	(0.46)	0.00	0.00	(0.46)

03/31/2023	8.51	0.39	(0.63)	(0.24)	(0.42)	(0.15)	0.00	(0.57)

03/31/2022	8.99	0.38	(0.45)	(0.07)	(0.41)	0.00	0.00	(0.41)

03/31/2021	7.94	0.38	1.07	1.45	(0.40)	0.00	0.00	(0.40)

03/31/2020	8.78	0.44	(0.83)	(0.39)	(0.44)	0.00	(0.01)	(0.45)
I-2

04/01/2024 - 09/30/2024+	7.97	0.24	0.18	0.42	(0.24)	0.00	0.00	(0.24)

03/31/2024	7.70	0.41	0.31	0.72	(0.45)	0.00	0.00	(0.45)

03/31/2023	8.51	0.38	(0.63)	(0.25)	(0.41)	(0.15)	0.00	(0.56)

03/31/2022	8.99	0.37	(0.45)	(0.08)	(0.40)	0.00	0.00	(0.40)

03/31/2021	7.94	0.37	1.07	1.44	(0.39)	0.00	0.00	(0.39)

03/31/2020	8.78	0.43	(0.83)	(0.40)	(0.43)	0.00	(0.01)	(0.44)

8	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.85	5.42%	$169,825	1.20	%*	1.20	%*	1.15	%*	1.15	%*	4.54	%*	163%

9.57	8.58	173,452	1.19		1.19		1.15		1.15		4.19		247

9.22	(5.14)	202,770	1.16		1.16		1.15		1.15		3.52		136

10.18	(4.75)	290,939	1.15		1.15		1.15		1.15		2.81		94

11.04	11.71	361,780	1.17		1.17		1.15		1.15		2.64		110

10.21	(1.84)	297,090	1.19		1.19		1.15		1.15		2.78		127

9.85	5.03	25,078	1.95	*	1.95	*	1.90	*	1.90	*	3.79	*	163

9.57	7.78	26,564	1.94		1.94		1.90		1.90		3.44		247

9.22	(5.85)	30,275	1.91		1.91		1.90		1.90		2.76		136

10.18	(5.46)	49,134	1.90		1.90		1.90		1.90		2.05		94

11.04	10.87	67,889	1.92		1.92		1.90		1.90		1.89		110

10.21	(2.58)	77,114	1.94		1.94		1.90		1.90		2.04		127

$9.49	4.90%	$249,048	1.42	%*	1.42	%*	0.50	%*	0.50	%*	4.91	%*	78%

9.31	5.05	210,539	1.00		1.00		0.50		0.50		4.90		261

9.27	(2.50)	204,462	0.55		0.55		0.51		0.51		3.70		320

10.07	(0.09)	155,174	0.52		0.52		0.51		0.51		2.28		50

10.35	4.43	37,125	0.52	*	1.14	*	0.50	*	1.12	*	1.87	*	135

9.49	4.85	26,707	1.52	*	1.52	*	0.60	*	0.60	*	4.80	*	78

9.31	4.95	20,454	1.10		1.10		0.60		0.60		4.79		261

9.27	(2.59)	16,996	0.65		0.65		0.61		0.61		3.54		320

10.07	(0.19)	17,691	0.62		0.62		0.61		0.61		2.14		50

10.35	4.38	1,421	0.62	*	1.24	*	0.60	*	1.22	*	1.81	*	135

9.49	4.82	6,879	1.57	*	1.62	*	0.65	*	0.70	*	4.74	*	78

9.31	4.89	4,925	1.15		1.20		0.65		0.70		4.74		261

9.27	(2.64)	4,255	0.70		0.75		0.66		0.71		3.11		320

10.07	(0.24)	23,132	0.67		0.72		0.66		0.71		1.91		50

10.35	4.35	45	0.72	*	1.34	*	0.70	*	1.32	*	1.69	*	135

9.49	4.69	2,236	1.82	*	1.82	*	0.90	*	0.90	*	4.52	*	78

9.31	4.63	2,240	1.40		1.40		0.90		0.90		4.52		261

9.27	(2.88)	2,319	0.95		0.95		0.91		0.91		3.24		320

10.07	(0.49)	1,809	0.92		0.92		0.91		0.91		1.87		50

10.35	4.23	23	0.92	*	1.54	*	0.90	*	1.52	*	1.46	*	135

9.49	4.30	235	2.57	*	2.57	*	1.65	*	1.65	*	3.76	*	78

9.31	3.86	193	2.20	(e)	2.20	(e)	1.65	(e)	1.65	(e)	3.76		261

9.27	(3.62)	96	1.70		1.70		1.66		1.66		2.44		320

10.07	(1.24)	108	1.67		1.67		1.66		1.66		1.21		50

10.35	3.85	90	1.67	*	2.29	*	1.65	*	2.27	*	0.67	*	135

$8.15	5.46%	$7,231,335	0.65	%*	0.66	%*	0.54	%*	0.55	%*	5.99	%*	29%

7.97	9.79	7,359,710	0.60		0.60		0.55		0.55		5.54		43

7.70	(2.66)	6,421,111	0.57		0.57		0.55		0.55		4.98		25

8.51	(0.91)	8,042,209	0.56		0.56		0.55		0.55		4.23		26

8.99	18.49	9,472,559	0.56		0.56		0.55		0.55		4.30		29

7.94	(4.86)	6,130,559	0.57		0.57		0.55		0.55		4.94		34

8.15	5.40	314,385	0.75	*	0.76	*	0.64	*	0.65	*	5.89	*	29

7.97	9.68	327,275	0.70		0.70		0.65		0.65		5.40		43

7.70	(2.75)	408,267	0.67		0.67		0.65		0.65		4.88		25

8.51	(1.01)	499,207	0.66		0.66		0.65		0.65		4.14		26

8.99	18.37	482,815	0.66		0.66		0.65		0.65		4.21		29

7.94	(4.95)	317,936	0.67		0.67		0.65		0.65		4.84		34

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO High Yield Fund (Cont.)
I-3

04/01/2024 - 09/30/2024+	$7.97	$0.23	$0.19	$0.42	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2024	7.70	0.41	0.31	0.72	(0.45)	0.00	0.00	(0.45)

03/31/2023	8.51	0.38	(0.63)	(0.25)	(0.41)	(0.15)	0.00	(0.56)

03/31/2022	8.99	0.36	(0.44)	(0.08)	(0.40)	0.00	0.00	(0.40)

03/31/2021	7.94	0.36	1.08	1.44	(0.39)	0.00	0.00	(0.39)

03/31/2020	8.78	0.42	(0.82)	(0.40)	(0.43)	0.00	(0.01)	(0.44)
Administrative Class

04/01/2024 - 09/30/2024+	7.97	0.23	0.19	0.42	(0.24)	0.00	0.00	(0.24)

03/31/2024	7.70	0.41	0.30	0.71	(0.44)	0.00	0.00	(0.44)

03/31/2023	8.51	0.37	(0.63)	(0.26)	(0.40)	(0.15)	0.00	(0.55)

03/31/2022	8.99	0.36	(0.45)	(0.09)	(0.39)	0.00	0.00	(0.39)

03/31/2021	7.94	0.36	1.07	1.43	(0.38)	0.00	0.00	(0.38)

03/31/2020	8.78	0.42	(0.83)	(0.41)	(0.42)	0.00	(0.01)	(0.43)
Class A

04/01/2024 - 09/30/2024+	7.97	0.23	0.18	0.41	(0.23)	0.00	0.00	(0.23)

03/31/2024	7.70	0.40	0.30	0.70	(0.43)	0.00	0.00	(0.43)

03/31/2023	8.51	0.36	(0.63)	(0.27)	(0.39)	(0.15)	0.00	(0.54)

03/31/2022	8.99	0.35	(0.45)	(0.10)	(0.38)	0.00	0.00	(0.38)

03/31/2021	7.94	0.35	1.07	1.42	(0.37)	0.00	0.00	(0.37)

03/31/2020	8.78	0.41	(0.83)	(0.42)	(0.41)	0.00	(0.01)	(0.42)
Class C

04/01/2024 - 09/30/2024+	7.97	0.20	0.18	0.38	(0.20)	0.00	0.00	(0.20)

03/31/2024	7.70	0.34	0.30	0.64	(0.37)	0.00	0.00	(0.37)

03/31/2023	8.51	0.30	(0.63)	(0.33)	(0.33)	(0.15)	0.00	(0.48)

03/31/2022	8.99	0.28	(0.45)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2021	7.94	0.28	1.07	1.35	(0.30)	0.00	0.00	(0.30)

03/31/2020	8.78	0.34	(0.83)	(0.49)	(0.34)	0.00	(0.01)	(0.35)
Class R

04/01/2024 - 09/30/2024+	7.97	0.22	0.18	0.40	(0.22)	0.00	0.00	(0.22)

03/31/2024	7.70	0.38	0.30	0.68	(0.41)	0.00	0.00	(0.41)

03/31/2023	8.51	0.34	(0.63)	(0.29)	(0.37)	(0.15)	0.00	(0.52)

03/31/2022	8.99	0.33	(0.45)	(0.12)	(0.36)	0.00	0.00	(0.36)

03/31/2021	7.94	0.33	1.07	1.40	(0.35)	0.00	0.00	(0.35)

03/31/2020	8.78	0.38	(0.82)	(0.44)	(0.39)	0.00	(0.01)	(0.40)

PIMCO High Yield Spectrum Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.03	$0.28	$0.29	$0.57	$(0.30)	$0.00	$0.00	$(0.30)

03/31/2024	8.59	0.49	0.49	0.98	(0.54)	0.00	0.00	(0.54)

03/31/2023	9.49	0.43	(0.67)	(0.24)	(0.66)	0.00	0.00	(0.66)

03/31/2022	10.03	0.41	(0.46)	(0.05)	(0.49)	0.00	0.00	(0.49)

03/31/2021	8.58	0.45	1.47	1.92	(0.47)	0.00	0.00	(0.47)

03/31/2020	9.71	0.54	(1.12)	(0.58)	(0.55)	0.00	0.00	(0.55)
I-2

04/01/2024 - 09/30/2024+	9.03	0.26	0.30	0.56	(0.29)	0.00	0.00	(0.29)

03/31/2024	8.59	0.48	0.49	0.97	(0.53)	0.00	0.00	(0.53)

03/31/2023	9.49	0.43	(0.68)	(0.25)	(0.65)	0.00	0.00	(0.65)

03/31/2022	10.03	0.40	(0.46)	(0.06)	(0.48)	0.00	0.00	(0.48)

03/31/2021	8.58	0.44	1.47	1.91	(0.46)	0.00	0.00	(0.46)

03/31/2020	9.71	0.52	(1.11)	(0.59)	(0.54)	0.00	0.00	(0.54)
I-3

04/01/2024 - 09/30/2024+	9.03	0.26	0.30	0.56	(0.29)	0.00	0.00	(0.29)

03/31/2024	8.59	0.47	0.50	0.97	(0.53)	0.00	0.00	(0.53)

03/31/2023	9.49	0.41	(0.66)	(0.25)	(0.65)	0.00	0.00	(0.65)

03/31/2022	10.03	0.39	(0.45)	(0.06)	(0.48)	0.00	0.00	(0.48)

03/31/2021	8.58	0.43	1.48	1.91	(0.46)	0.00	0.00	(0.46)

03/31/2020	9.71	0.52	(1.12)	(0.60)	(0.53)	0.00	0.00	(0.53)
Class A

04/01/2024 - 09/30/2024+	9.03	0.25	0.30	0.55	(0.28)	0.00	0.00	(0.28)

03/31/2024	8.59	0.46	0.49	0.95	(0.51)	0.00	0.00	(0.51)

03/31/2023	9.49	0.40	(0.67)	(0.27)	(0.63)	0.00	0.00	(0.63)

03/31/2022	10.03	0.38	(0.46)	(0.08)	(0.46)	0.00	0.00	(0.46)

03/31/2021	8.58	0.42	1.47	1.89	(0.44)	0.00	0.00	(0.44)

03/31/2020	9.71	0.50	(1.12)	(0.62)	(0.51)	0.00	0.00	(0.51)

10	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.15	5.38%	$9,728	0.80	%*	0.86	%*	0.69	%*	0.75	%*	5.84	%*	29%

7.97	9.63	8,560	0.75		0.80		0.70		0.75		5.33		43

7.70	(2.80)	9,027	0.72		0.77		0.70		0.75		4.90		25

8.51	(1.06)	19,694	0.71		0.76		0.70		0.75		4.02		26

8.99	18.31	50,922	0.71		0.76		0.70		0.75		4.08		29

7.94	(5.00)	9,015	0.72		0.77		0.70		0.75		4.81		34

8.15	5.32	273,896	0.90	*	0.91	*	0.79	*	0.80	*	5.74	*	29

7.97	9.52	288,182	0.85		0.85		0.80		0.80		5.27		43

7.70	(2.90)	302,888	0.82		0.82		0.80		0.80		4.74		25

8.51	(1.15)	354,288	0.81		0.81		0.80		0.80		3.98		26

8.99	18.20	393,891	0.81		0.81		0.80		0.80		4.05		29

7.94	(5.08)	281,004	0.82		0.82		0.80		0.80		4.69		34

8.15	5.27	439,163	1.00	*	1.01	*	0.89	*	0.90	*	5.64	*	29

7.97	9.41	473,170	0.95		0.95		0.90		0.90		5.17		43

7.70	(3.00)	511,871	0.92		0.92		0.90		0.90		4.64		25

8.51	(1.25)	626,661	0.91		0.91		0.90		0.90		3.89		26

8.99	18.08	666,590	0.91		0.91		0.90		0.90		3.98		29

7.94	(5.19)	579,375	0.92		0.92		0.90		0.90		4.59		34

8.15	4.88	13,180	1.75	*	1.76	*	1.64	*	1.65	*	4.89	*	29

7.97	8.60	14,776	1.70		1.70		1.65		1.65		4.42		43

7.70	(3.73)	17,186	1.67		1.67		1.65		1.65		3.87		25

8.51	(1.99)	25,894	1.66		1.66		1.65		1.65		3.13		26

8.99	17.20	35,990	1.66		1.66		1.65		1.65		3.25		29

7.94	(5.90)	64,260	1.67		1.67		1.65		1.65		3.85		34

8.15	5.14	37,232	1.25	*	1.26	*	1.14	*	1.15	*	5.39	*	29

7.97	9.14	34,687	1.20		1.20		1.15		1.15		4.93		43

7.70	(3.24)	32,258	1.17		1.17		1.15		1.15		4.40		25

8.51	(1.50)	35,351	1.16		1.16		1.15		1.15		3.64		26

8.99	17.79	36,138	1.16		1.16		1.15		1.15		3.71		29

7.94	(5.42)	27,183	1.17		1.17		1.15		1.15		4.34		34

$9.30	6.42%	$288,011	0.68	%*	0.68	%*	0.61	%*	0.61	%*	6.04	%*	30%

9.03	11.80	153,871	0.65		0.65		0.60		0.60		5.68		50

8.59	(2.24)	96,560	0.62		0.62		0.60		0.60		4.94		51

9.49	(0.59)	135,530	0.61		0.61		0.60		0.60		4.10		43

10.03	22.77	170,488	0.62		0.62		0.60		0.60		4.67		39

8.58	(6.52)	101,092	0.62		0.62		0.60		0.60		5.47		27

9.30	6.36	26,568	0.78	*	0.78	*	0.71	*	0.71	*	5.75	*	30

9.03	11.69	140,892	0.75		0.75		0.70		0.70		5.56		50

8.59	(2.33)	122,281	0.72		0.72		0.70		0.70		4.87		51

9.49	(0.69)	151,560	0.71		0.71		0.70		0.70		4.04		43

10.03	22.65	238,069	0.72		0.72		0.70		0.70		4.60		39

8.58	(6.61)	134,676	0.72		0.72		0.70		0.70		5.34		27

9.30	6.34	622	0.83	*	0.88	*	0.76	*	0.81	*	5.82	*	30

9.03	11.63	770	0.80		0.85		0.75		0.80		5.44		50

8.59	(2.38)	11,785	0.77		0.82		0.75		0.80		4.71		51

9.49	(0.74)	2,249	0.76		0.81		0.75		0.80		3.94		43

10.03	22.59	3,621	0.77		0.82		0.75		0.80		4.41		39

8.58	(6.66)	445	0.77		0.82		0.75		0.80		5.28		27

9.30	6.23	44,694	1.03	*	1.03	*	0.96	*	0.96	*	5.60	*	30

9.03	11.42	45,235	1.00		1.00		0.95		0.95		5.31		50

8.59	(2.58)	40,642	0.97		0.97		0.95		0.95		4.63		51

9.49	(0.93)	48,680	0.96		0.96		0.95		0.95		3.80		43

10.03	22.35	54,395	0.97		0.97		0.95		0.95		4.43		39

8.58	(6.85)	50,039	0.97		0.97		0.95		0.95		5.08		27

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO High Yield Spectrum Fund (Cont.)
Class C

04/01/2024 - 09/30/2024+	$9.03	$0.22	$0.30	$0.52	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2024	8.59	0.40	0.48	0.88	(0.44)	0.00	0.00	(0.44)

03/31/2023	9.49	0.34	(0.67)	(0.33)	(0.57)	0.00	0.00	(0.57)

03/31/2022	10.03	0.30	(0.46)	(0.16)	(0.38)	0.00	0.00	(0.38)

03/31/2021	8.58	0.36	1.46	1.82	(0.37)	0.00	0.00	(0.37)

03/31/2020	9.71	0.42	(1.11)	(0.69)	(0.44)	0.00	0.00	(0.44)

PIMCO Long-Term Credit Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$8.95	$0.19	$0.43	$0.62	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2024	9.11	0.36	(0.10)	0.26	(0.40)	0.00	(0.02)	(0.42)

03/31/2023	10.87	0.39	(1.64)	(1.25)	(0.45)	(0.06)	0.00	(0.51)

03/31/2022	12.28	0.48	(0.98)	(0.50)	(0.57)	(0.34)	0.00	(0.91)

03/31/2021	12.08	0.50	0.74	1.24	(0.58)	(0.46)	0.00	(1.04)

03/31/2020	11.69	0.48	0.54	1.02	(0.59)	(0.04)	0.00	(0.63)
I-2

04/01/2024 - 09/30/2024+	8.95	0.19	0.42	0.61	(0.22)	0.00	0.00	(0.22)

03/31/2024	9.11	0.35	(0.10)	0.25	(0.39)	0.00	(0.02)	(0.41)

03/31/2023	10.87	0.38	(1.63)	(1.25)	(0.45)	(0.06)	0.00	(0.51)

03/31/2022	12.28	0.47	(0.98)	(0.51)	(0.56)	(0.34)	0.00	(0.90)

03/31/2021	12.08	0.49	0.73	1.22	(0.56)	(0.46)	0.00	(1.02)

03/31/2020	11.69	0.47	0.54	1.01	(0.58)	(0.04)	0.00	(0.62)

PIMCO Low Duration Credit Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.02	$0.35	$0.09	$0.44	$(0.33)	$0.00	$0.00	$(0.33)

03/31/2024	8.74	0.64	0.27	0.91	(0.63)	0.00	0.00	(0.63)

03/31/2023	9.09	0.44	(0.29)	0.15	(0.50)	0.00	0.00	(0.50)

03/31/2022	9.31	0.34	(0.18)	0.16	(0.34)	(0.04)	0.00	(0.38)

03/31/2021	8.63	0.31	0.70	1.01	(0.33)	0.00	0.00	(0.33)

03/31/2020	9.73	0.43	(1.06)	(0.63)	(0.47)	0.00	0.00	(0.47)
I-2

04/01/2024 - 09/30/2024+	9.02	0.34	0.10	0.44	(0.33)	0.00	0.00	(0.33)

03/31/2024	8.74	0.63	0.27	0.90	(0.62)	0.00	0.00	(0.62)

03/31/2023	9.09	0.46	(0.32)	0.14	(0.49)	0.00	0.00	(0.49)

03/31/2022	9.31	0.33	(0.18)	0.15	(0.33)	(0.04)	0.00	(0.37)

03/31/2021	8.63	0.31	0.69	1.00	(0.32)	0.00	0.00	(0.32)

03/31/2020	9.73	0.42	(1.06)	(0.64)	(0.46)	0.00	0.00	(0.46)
Class A

04/01/2024 - 09/30/2024+	9.02	0.34	0.09	0.43	(0.32)	0.00	0.00	(0.32)

03/31/2024	8.74	0.61	0.27	0.88	(0.60)	0.00	0.00	(0.60)

03/31/2023	9.09	0.46	(0.33)	0.13	(0.48)	0.00	0.00	(0.48)

03/31/2022	9.31	0.31	(0.18)	0.13	(0.31)	(0.04)	0.00	(0.35)

03/31/2021	8.63	0.29	0.70	0.99	(0.31)	0.00	0.00	(0.31)

03/31/2020	9.73	0.40	(1.06)	(0.66)	(0.44)	0.00	0.00	(0.44)
Class C

04/01/2024 - 09/30/2024+	9.02	0.30	0.10	0.40	(0.29)	0.00	0.00	(0.29)

03/31/2024	8.74	0.54	0.28	0.82	(0.54)	0.00	0.00	(0.54)

03/31/2023	9.09	0.40	(0.34)	0.06	(0.41)	0.00	0.00	(0.41)

03/31/2022	9.31	0.24	(0.18)	0.06	(0.24)	(0.04)	0.00	(0.28)

03/31/2021	8.63	0.21	0.71	0.92	(0.24)	0.00	0.00	(0.24)

03/31/2020	9.73	0.33	(1.06)	(0.73)	(0.37)	0.00	0.00	(0.37)

PIMCO Low Duration Income Fund
Institutional Class

04/01/2024 - 09/30/2024+	$8.01	$0.22	$0.14	$0.36	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2024	7.78	0.37	0.25	0.62	(0.37)	0.00	(0.02)	(0.39)

03/31/2023	8.29	0.29	(0.27)	0.02	(0.53)	0.00	0.00	(0.53)

03/31/2022	8.67	0.23	(0.35)	(0.12)	(0.26)	0.00	0.00	(0.26)

03/31/2021	7.95	0.25	0.75	1.00	(0.23)	0.00	(0.05)	(0.28)

03/31/2020	8.58	0.32	(0.55)	(0.23)	(0.40)	0.00	0.00	(0.40)

12	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.30	5.84%	$5,137	1.78	%*	1.78	%*	1.71	%*	1.71	%*	4.86	%*	30%

9.03	10.59	4,703	1.75		1.75		1.70		1.70		4.57		50

8.59	(3.31)	4,222	1.72		1.72		1.70		1.70		3.87		51

9.49	(1.67)	5,249	1.71		1.71		1.70		1.70		3.06		43

10.03	21.44	5,265	1.72		1.72		1.70		1.70		3.72		39

8.58	(7.54)	6,862	1.72		1.72		1.70		1.70		4.33		27

$9.34	7.04%	$3,322,917	1.49	%*	1.49	%*	0.55	%*	0.55	%*	4.27	%*	111%

8.95	3.04	3,120,547	1.51		1.51		0.55		0.55		4.12		140

9.11	(11.30)	2,916,169	0.99		0.99		0.55		0.55		4.27		85

10.87	(4.81)	3,512,411	0.57		0.57		0.55		0.55		3.86		59

12.28	9.84	3,483,341	0.59		0.59		0.55		0.55		3.79		103

12.08	8.59	3,313,697	0.84		0.84		0.55		0.55		3.84		180

9.34	6.99	234,038	1.59	*	1.59	*	0.65	*	0.65	*	4.16	*	111

8.95	2.94	199,970	1.61		1.61		0.65		0.65		4.05		140

9.11	(11.39)	104,751	1.09		1.09		0.65		0.65		4.16		85

10.87	(4.90)	110,710	0.67		0.67		0.65		0.65		3.76		59

12.28	9.73	133,698	0.69		0.69		0.65		0.65		3.69		103

12.08	8.49	197,002	0.94		0.94		0.65		0.65		3.71		180

$9.13	5.02%	$104,194	0.77	%*	0.77	%*	0.71	%*	0.71	%*	7.70	%*	29%

9.02	10.82	97,677	0.75		0.75		0.70		0.70		7.29		91

8.74	1.84	97,086	0.73		0.73		0.70		0.70		5.04		32

9.09	1.74	348,698	0.73		0.73		0.70		0.70		3.63		134

9.31	11.85	210,739	0.73		0.73		0.70		0.70		3.42		184

8.63	(6.94)	151,077	0.75		0.75		0.70		0.70		4.42		49

9.13	4.96	7,295	0.87	*	0.87	*	0.81	*	0.81	*	7.61	*	29

9.02	10.71	6,546	0.85		0.85		0.80		0.80		7.16		91

8.74	1.74	8,418	0.83		0.83		0.80		0.80		5.21		32

9.09	1.64	12,997	0.83		0.83		0.80		0.80		3.52		134

9.31	11.74	22,046	0.83		0.83		0.80		0.80		3.34		184

8.63	(7.03)	25,932	0.85		0.85		0.80		0.80		4.30		49

9.13	4.86	41,240	1.07	*	1.07	*	1.01	*	1.01	*	7.40	*	29

9.02	10.49	41,115	1.05		1.05		1.00		1.00		6.98		91

8.74	1.53	51,962	1.03		1.03		1.00		1.00		5.21		32

9.09	1.43	64,194	1.03		1.03		1.00		1.00		3.32		134

9.31	11.52	54,219	1.03		1.03		1.00		1.00		3.16		184

8.63	(7.22)	52,228	1.05		1.05		1.00		1.00		4.13		49

9.13	4.46	4,341	1.82	*	1.82	*	1.76	*	1.76	*	6.66	*	29

9.02	9.70	4,862	1.80		1.80		1.75		1.75		6.23		91

8.74	0.77	6,278	1.78		1.78		1.75		1.75		4.51		32

9.09	0.68	6,818	1.78		1.78		1.75		1.75		2.57		134

9.31	10.68	9,975	1.78		1.78		1.75		1.75		2.34		184

8.63	(7.91)	22,627	1.80		1.80		1.75		1.75		3.39		49

$8.15	4.52%	$3,841,286	0.53	%*	0.53	%*	0.50	%*	0.50	%*	5.53	%*	344%

8.01	8.19	3,414,615	0.81		0.81		0.50		0.50		4.78		588

7.78	0.31	2,805,010	0.59		0.59		0.50		0.50		3.61		447

8.29	(1.41)	3,636,332	0.50		0.50		0.50		0.50		2.63		581

8.67	12.72	2,204,463	0.54		0.54		0.51		0.51		2.96		410

7.95	(2.94)	1,644,585	0.55		0.55		0.51		0.51		3.77		432

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Income Fund (Cont.)
I-2

04/01/2024 - 09/30/2024+	$8.01	$0.22	$0.13	$0.35	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2024	7.78	0.36	0.25	0.61	(0.36)	0.00	(0.02)	(0.38)

03/31/2023	8.29	0.28	(0.27)	0.01	(0.52)	0.00	0.00	(0.52)

03/31/2022	8.67	0.22	(0.34)	(0.12)	(0.26)	0.00	0.00	(0.26)

03/31/2021	7.95	0.24	0.75	0.99	(0.22)	0.00	(0.05)	(0.27)

03/31/2020	8.58	0.31	(0.55)	(0.24)	(0.39)	0.00	0.00	(0.39)
I-3

04/01/2024 - 09/30/2024+	8.01	0.22	0.13	0.35	(0.21)	0.00	0.00	(0.21)

03/31/2024	7.78	0.36	0.25	0.61	(0.36)	0.00	(0.02)	(0.38)

03/31/2023	8.29	0.27	(0.26)	0.01	(0.52)	0.00	0.00	(0.52)

03/31/2022	8.67	0.21	(0.34)	(0.13)	(0.25)	0.00	0.00	(0.25)

03/31/2021	7.95	0.24	0.75	0.99	(0.22)	0.00	(0.05)	(0.27)

03/31/2020	8.58	0.31	(0.56)	(0.25)	(0.38)	0.00	0.00	(0.38)
Class A

04/01/2024 - 09/30/2024+	8.01	0.21	0.13	0.34	(0.20)	0.00	0.00	(0.20)

03/31/2024	7.78	0.34	0.25	0.59	(0.34)	0.00	(0.02)	(0.36)

03/31/2023	8.29	0.26	(0.27)	(0.01)	(0.50)	0.00	0.00	(0.50)

03/31/2022	8.67	0.19	(0.34)	(0.15)	(0.23)	0.00	0.00	(0.23)

03/31/2021	7.95	0.22	0.75	0.97	(0.20)	0.00	(0.05)	(0.25)

03/31/2020	8.58	0.28	(0.55)	(0.27)	(0.36)	0.00	0.00	(0.36)
Class C

04/01/2024 - 09/30/2024+	8.01	0.19	0.14	0.33	(0.19)	0.00	0.00	(0.19)

03/31/2024	7.78	0.32	0.25	0.57	(0.32)	0.00	(0.02)	(0.34)

03/31/2023	8.29	0.23	(0.27)	(0.04)	(0.47)	0.00	0.00	(0.47)

03/31/2022	8.67	0.17	(0.35)	(0.18)	(0.20)	0.00	0.00	(0.20)

03/31/2021	7.95	0.19	0.75	0.94	(0.17)	0.00	(0.05)	(0.22)

03/31/2020	8.58	0.26	(0.55)	(0.29)	(0.34)	0.00	0.00	(0.34)
Class C-2

04/01/2024 - 09/30/2024+	8.01	0.19	0.13	0.32	(0.18)	0.00	0.00	(0.18)

03/31/2024	7.78	0.30	0.25	0.55	(0.30)	0.00	(0.02)	(0.32)

03/31/2023	8.29	0.22	(0.27)	(0.05)	(0.46)	0.00	0.00	(0.46)

03/31/2022	8.67	0.15	(0.34)	(0.19)	(0.19)	0.00	0.00	(0.19)

10/21/2020 - 03/31/2021	8.47	0.08	0.20	0.28	(0.03)	0.00	(0.05)	(0.08)

PIMCO Preferred and Capital Securities Fund (Consolidated)
Institutional Class

04/01/2024 - 09/30/2024+	$9.07	$0.26	$0.35	$0.61	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2024	8.26	0.46	0.80	1.26	(0.34)	0.00	(0.11)	(0.45)

03/31/2023	10.24	0.43	(1.63)	(1.20)	(0.69)	(0.09)	0.00	(0.78)

03/31/2022	11.10	0.38	(0.62)	(0.24)	(0.41)	(0.21)	0.00	(0.62)

03/31/2021	9.23	0.40	1.88	2.28	(0.41)	0.00	0.00	(0.41)

03/31/2020	9.98	0.41	(0.63)	(0.22)	(0.50)	(0.03)	0.00	(0.53)
I-2

04/01/2024 - 09/30/2024+	9.05	0.25	0.35	0.60	(0.24)	0.00	0.00	(0.24)

03/31/2024	8.24	0.45	0.80	1.25	(0.33)	0.00	(0.11)	(0.44)

03/31/2023	10.21	0.41	(1.61)	(1.20)	(0.68)	(0.09)	0.00	(0.77)

03/31/2022	11.08	0.36	(0.62)	(0.26)	(0.40)	(0.21)	0.00	(0.61)

03/31/2021	9.21	0.39	1.88	2.27	(0.40)	0.00	0.00	(0.40)

03/31/2020	9.97	0.40	(0.64)	(0.24)	(0.49)	(0.03)	0.00	(0.52)
I-3

04/01/2024 - 09/30/2024+	9.02	0.25	0.35	0.60	(0.24)	0.00	0.00	(0.24)

03/31/2024	8.22	0.45	0.79	1.24	(0.33)	0.00	(0.11)	(0.44)

03/31/2023	10.19	0.41	(1.61)	(1.20)	(0.68)	(0.09)	0.00	(0.77)

03/31/2022	11.06	0.35	(0.61)	(0.26)	(0.40)	(0.21)	0.00	(0.61)

03/31/2021	9.20	0.38	1.88	2.26	(0.40)	0.00	0.00	(0.40)

03/31/2020	9.95	0.40	(0.63)	(0.23)	(0.49)	(0.03)	0.00	(0.52)
Class A

04/01/2024 - 09/30/2024+	9.02	0.24	0.35	0.59	(0.23)	0.00	0.00	(0.23)

03/31/2024	8.22	0.43	0.79	1.22	(0.31)	0.00	(0.11)	(0.42)

03/31/2023	10.18	0.39	(1.60)	(1.21)	(0.66)	(0.09)	0.00	(0.75)

03/31/2022	11.05	0.33	(0.61)	(0.28)	(0.38)	(0.21)	0.00	(0.59)

03/31/2021	9.19	0.36	1.88	2.24	(0.38)	0.00	0.00	(0.38)

03/31/2020	9.95	0.37	(0.63)	(0.26)	(0.47)	(0.03)	0.00	(0.50)

14	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.15	4.47%	$4,769,228	0.63	%*	0.63	%*	0.60	%*	0.60	%*	5.43	%*	344%

8.01	8.08	4,414,452	0.91		0.91		0.60		0.60		4.67		588

7.78	0.21	4,565,042	0.69		0.69		0.60		0.60		3.52		447

8.29	(1.51)	5,060,851	0.60		0.60		0.60		0.60		2.55		581

8.67	12.61	3,109,079	0.64		0.64		0.61		0.61		2.85		410

7.95	(3.04)	2,246,989	0.65		0.65		0.61		0.61		3.64		432

8.15	4.45	119,673	0.68	*	0.73	*	0.65	*	0.70	*	5.38	*	344

8.01	8.05	98,762	0.96		1.01		0.65		0.70		4.61		588

7.78	0.17	97,886	0.74		0.79		0.65		0.70		3.43		447

8.29	(1.56)	133,106	0.65		0.70		0.65		0.70		2.49		581

8.67	12.57	87,455	0.69		0.74		0.66		0.71		2.82		410

7.95	(3.09)	20,116	0.70		0.75		0.66		0.71		3.63		432

8.15	4.31	1,949,889	0.93	*	0.93	*	0.90	*	0.90	*	5.13	*	344

8.01	7.76	1,684,002	1.21		1.21		0.90		0.90		4.37		588

7.78	(0.09)	1,575,385	0.99		0.99		0.90		0.90		3.19		447

8.29	(1.80)	2,061,864	0.90		0.90		0.90		0.90		2.23		581

8.67	12.28	1,784,043	0.94		0.94		0.91		0.91		2.55		410

7.95	(3.33)	1,322,295	0.95		0.95		0.91		0.91		3.33		432

8.15	4.16	196,761	1.23	*	1.23	*	1.20	*	1.20	*	4.83	*	344

8.01	7.44	183,766	1.51		1.51		1.20		1.20		4.07		588

7.78	(0.39)	184,647	1.29		1.29		1.20		1.20		2.91		447

8.29	(2.10)	224,472	1.20		1.20		1.20		1.20		1.93		581

8.67	11.95	212,807	1.24		1.24		1.21		1.21		2.25		410

7.95	(3.62)	200,678	1.25		1.25		1.21		1.21		3.07		432

8.15	4.06	12,270	1.43	*	1.43	*	1.40	*	1.40	*	4.63	*	344

8.01	7.23	9,273	1.71		1.71		1.40		1.40		3.88		588

7.78	(0.59)	7,983	1.49		1.49		1.40		1.40		2.71		447

8.29	(2.29)	9,357	1.40		1.40		1.40		1.40		1.77		581

8.67	3.35	3,209	1.44	*	1.44	*	1.41	*	1.41	*	2.04	*	410 *

$9.44	6.84%	$660,846	1.05	%*	1.16	%*	0.79	%*	0.90	%*	5.63	%*	34%

9.07	15.58	567,307	1.13		1.22		0.79		0.88		5.43		49

8.26	(12.22)	691,702	1.02		1.11		0.79		0.88		4.55		19

10.24	(2.40)	1,500,453	0.79		0.88		0.79		0.88		3.38		22

11.10	24.86	1,216,087	0.81		0.91		0.79		0.89		3.74		59

9.23	(2.68)	788,615	0.79		0.87		0.78		0.86		3.92		67

9.41	6.69	139,159	1.15	*	1.26	*	0.89	*	1.00	*	5.53	*	34

9.05	15.50	141,163	1.23		1.32		0.89		0.98		5.33		49

8.24	(12.25)	171,685	1.12		1.21		0.89		0.98		4.43		19

10.21	(2.58)	397,056	0.89		0.98		0.89		0.98		3.28		22

11.08	24.81	318,242	0.91		1.01		0.89		0.99		3.65		59

9.21	(2.87)	230,245	0.89		0.97		0.88		0.96		3.85		67

9.38	6.71	43,752	1.20	*	1.36	*	0.94	*	1.10	*	5.49	*	34

9.02	15.39	37,009	1.28		1.42		0.94		1.08		5.29		49

8.22	(12.27)	35,392	1.17		1.31		0.94		1.08		4.44		19

10.19	(2.65)	42,097	0.94		1.08		0.94		1.08		3.20		22

11.06	24.68	42,310	0.96		1.11		0.94		1.09		3.60		59

9.20	(2.80)	28,048	0.94		1.07		0.93		1.06		3.80		67

9.38	6.58	121,250	1.40	*	1.51	*	1.14	*	1.25	*	5.28	*	34

9.02	15.16	128,324	1.48		1.57		1.14		1.23		5.08		49

8.22	(12.40)	148,669	1.37		1.46		1.14		1.23		4.19		19

10.18	(2.82)	306,012	1.14		1.23		1.14		1.23		3.01		22

11.05	24.46	302,567	1.16		1.26		1.14		1.24		3.40		59

9.19	(3.06)	264,206	1.14		1.22		1.13		1.21		3.57		67

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Preferred and Capital Securities Fund (Consolidated) (Cont.)
Class C

04/01/2024 - 09/30/2024+	$8.98	$0.21	$0.34	$0.55	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2024	8.18	0.36	0.80	1.16	(0.25)	0.00	(0.11)	(0.36)

03/31/2023	10.15	0.32	(1.61)	(1.29)	(0.59)	(0.09)	0.00	(0.68)

03/31/2022	11.03	0.25	(0.62)	(0.37)	(0.30)	(0.21)	0.00	(0.51)

03/31/2021	9.19	0.28	1.87	2.15	(0.31)	0.00	0.00	(0.31)

08/23/2019 - 03/31/2020	10.48	0.16	(1.08)	(0.92)	(0.34)	(0.03)	0.00	(0.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(f)	Effective January 2, 2024, the Fund’s Investment advisory fees was decreased by 0.30% to an annual rate of 0.30%.
(g)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

16	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.33	6.14%	$12,524	2.15	%*	2.26	%*	1.89	%*	2.00	%*	4.53	%*	34%

8.98	14.42	14,244	2.23		2.32		1.89		1.98		4.34		49

8.18	(13.13)	15,784	2.12		2.21		1.89		1.98		3.47		19

10.15	(3.56)	22,897	1.89		1.98		1.89		1.98		2.27		22

11.03	23.53	20,136	1.91		2.01		1.89		1.99		2.65		59

9.19	(9.21)	12,500	1.89	*	1.97	*	1.88	*	1.96	*	2.64	*	67

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Assets:

Investments, at value
Investments in securities*	$462,200	$3,226,870	$326,851	$8,090,417	$360,219	$4,422,017	$153,911	$16,085,824
Investments in Affiliates	18,464	223,666	0	389,636	1,694	35,910	7,571	239,921
Financial Derivative Instruments
Exchange-traded or centrally cleared	601	1,363	455	521	10	1,685	14	34,072
Over the counter	457	6,282	451	248	496	3,747	127	45,083
Cash	605	21,330	2,043	836	1,984	8,887	667	4,974
Deposits with counterparty	6,959	8,926	6,012	5,789	4,077	10,238	1,728	11,691
Foreign currency, at value	1,171	9,075	424	471	982	5,653	10	25,340
Receivable for investments sold	11,656	6,324	26,247	19,096	2,819	293,194	667	15,938
Receivable for investments sold on a delayed-delivery basis	3	0	1	0	0	29	0	161
Receivable for TBA investments sold	71,313	1,035,245	32,752	0	0	581,086	0	5,686,756
Receivable for Fund shares sold	1,191	2,305	3,687	4,994	244	1,037	7	25,045
Interest and/or dividends receivable	4,405	33,142	2,396	122,662	5,678	46,046	1,578	65,839
Dividends receivable from Affiliates	0	599	0	1,102	7	268	22	1,720
Reimbursement receivable from PIMCO	9	1	2	67	0	0	0	5
Prepaid expenses	0	0	0	24	1	0	1	0
Other assets	0	0	0	1	1	2	0	0
Total Assets	579,034	4,575,128	401,321	8,635,864	378,212	5,409,799	166,303	22,242,369

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$48,067	$0	$63,094	$77,409	$1,263	$712,123	$0	$0
Payable for short sales	1,749	80,663	1,719	0	0	0	0	363,713

Financial Derivative Instruments
Exchange-traded or centrally cleared	144	1,153	515	681	5	1,920	37	19,950
Over the counter	509	5,494	411	153	496	3,882	0	44,655
Payable for investments purchased	12,062	33,281	2,894	184,758	9,927	10,160	8,753	17,297
Payable for investments in Affiliates purchased	0	631	0	1,137	8	272	23	1,763
Payable for investments purchased on a delayed-delivery basis	0	0	160	0	0	0	0	18,118
Payable for TBA investments purchased	121,060	1,453,139	46,689	0	0	1,107,461	0	10,790,915
Payable for unfunded loan commitments	0	2,785	0	6,483	198	0	142	9,071
Deposits from counterparty	904	6,526	52	1,580	0	10,316	0	52,258
Payable for Fund shares redeemed	435	2,583	561	37,359	830	4,906	180	25,462
Distributions payable	0	736	9	3,624	260	284	1	4,820
Accrued investment advisory fees	91	1,022	54	1,581	83	818	47	2,498
Accrued supervisory and administrative fees	105	718	57	1,962	96	701	38	2,288
Accrued distribution fees	2	18	0	67	3	0	2	49
Accrued servicing fees	5	37	0	98	9	0	9	404
Foreign capital gains tax payable	0	13	1	0	0	1	0	1
Other liabilities	0	0	0	53	2	0	1	0
Total Liabilities	185,133	1,588,799	116,216	316,945	13,180	1,852,844	9,233	11,353,262

Commitments and Contingent Liabilities^

Net Assets	$393,901	$2,986,329	$285,105	$8,318,919	$365,032	$3,556,955	$157,070	$10,889,107

Net Assets Consist of:

Paid in capital	$452,890	$3,600,733	$300,358	$8,928,409	$440,272	$4,292,888	$243,866	$11,791,211
Distributable earnings (accumulated loss)	(58,989)	(614,404)	(15,253)	(609,490)	(75,240)	(735,933)	(86,796)	(902,104)

Net Assets	$393,901	$2,986,329	$285,105	$8,318,919	$365,032	$3,556,955	$157,070	$10,889,107

Cost of investments in securities	$457,697	$3,399,379	$334,393	$8,030,073	$359,678	$4,716,989	$151,616	$16,458,141
Cost of investments in Affiliates	$18,390	$223,286	$0	$387,338	$1,693	$35,905	$7,570	$239,661
Cost of foreign currency held	$1,158	$9,001	$418	$470	$984	$5,835	$10	$25,346
Proceeds received on short sales	$1,677	$81,618	$1,738	$0	$0	$0	$0	$367,386
Cost or premiums of financial derivative instruments, net	$1,092	$11,623	$775	$16,633	$3,080	$53,843	$537	$48,271

* Includes repurchase agreements of:	$1,754	$0	$0	$0	$0	$0	$0	$17,200

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

18	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Net Assets:
Institutional Class	$224,465	$2,619,632	$249,048	$7,231,335	$288,011	$3,322,917	$104,194	$3,841,286
I-2	144,027	128,835	26,707	314,385	26,568	234,038	7,295	4,769,228
I-3	N/A	26,601	6,879	9,728	622	N/A	N/A	119,673
Administrative Class	N/A	16,358	N/A	273,896	N/A	N/A	N/A	N/A
Class A	22,537	169,825	2,236	439,163	44,694	N/A	41,240	1,949,889
Class C	2,872	25,078	235	13,180	5,137	N/A	4,341	196,761
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12,270
Class R	N/A	N/A	N/A	37,232	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	23,126	265,992	26,233	887,571	30,978	355,924	11,411	471,558
I-2	14,932	13,082	2,813	38,587	2,858	25,068	799	585,463
I-3	N/A	2,701	725	1,194	67	N/A	N/A	14,691
Administrative Class	N/A	1,661	N/A	33,618	N/A	N/A	N/A	N/A
Class A	2,323	17,244	235	53,904	4,807	N/A	4,517	239,363
Class C	302	2,546	25	1,618	552	N/A	475	24,154
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1,506
Class R	N/A	N/A	N/A	4,570	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.71	$9.85	$9.49	$8.15	$9.30	$9.34	$9.13	$8.15
I-2	9.65	9.85	9.49	8.15	9.30	9.34	9.13	8.15
I-3	N/A	9.85	9.49	8.15	9.30	N/A	N/A	8.15
Administrative Class	N/A	9.85	N/A	8.15	N/A	N/A	N/A	N/A
Class A	9.70	9.85	9.49	8.15	9.30	N/A	9.13	8.15
Class C	9.53	9.85	9.49	8.15	9.30	N/A	9.13	8.15
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.15
Class R	N/A	N/A	N/A	8.15	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Consolidated Statement of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Preferred and Capital Securities Fund

Assets:

Investments, at value
Investments in securities	$931,651
Investments in Affiliates	59,960
Financial Derivative Instruments
Exchange-traded or centrally cleared	474
Over the counter	618
Cash	3,578
Deposits with counterparty	7,279
Foreign currency, at value	2,045
Receivable for investments sold	13,631
Receivable for Fund shares sold	2,340
Interest and/or dividends receivable	10,120
Dividends receivable from Affiliates	275
Reimbursement receivable from PIMCO	83
Total Assets	1,032,054

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$36,927
Financial Derivative Instruments
Exchange-traded or centrally cleared	813
Over the counter	1,113
Payable for investments purchased	13,060
Payable for investments in Affiliates purchased	284
Deposits from counterparty	265
Payable for Fund shares redeemed	1,332
Accrued investment advisory fees	385
Accrued supervisory and administrative fees	311
Accrued distribution fees	7
Accrued servicing fees	25
Foreign capital gains tax payable	1
Total Liabilities	54,523

Commitments and Contingent Liabilities^

Net Assets	$977,531

Net Assets Consist of:
Paid in capital	$1,278,631
Distributable earnings (accumulated loss)	(301,100)

Net Assets	$977,531

Cost of investments in securities	$936,091
Cost of investments in Affiliates	$59,901
Cost of foreign currency held	$2,001
Cost or premiums of financial derivative instruments, net	$(4,211)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

20	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024 (Unaudited)

PIMCO Preferred and Capital Securities Fund

Net Assets:

Institutional Class	$660,846
I-2	139,159
I-3	43,752
Class A	121,250
Class C	12,524

Shares Issued and Outstanding:

Institutional Class	70,038
I-2	14,794
I-3	4,664
Class A	12,932
Class C	1,343

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.44
I-2	9.41
I-3	9.38
Class A	9.38
Class C	9.33

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Investment Income:

Interest, net of foreign taxes*	$12,676	$84,012	$8,203	$264,352	$11,408	$94,668	$6,274	$289,988
Dividends, net of foreign taxes**	7	541	0	0	201	370	0	2,681
Dividends from Investments in Affiliates	456	6,707	0	5,769	30	2,180	110	18,542
Miscellaneous income	61	24	0	147	7	79	27	35
Total Income	13,200	91,284	8,203	270,268	11,646	97,297	6,411	311,246

Expenses:

Investment advisory fees	563	7,161	324	10,169	527	5,066	303	15,392
Supervisory and administrative fees	649	5,011	343	12,626	621	4,325	242	14,118
Distribution and/or servicing fees - Administrative Class	N/A	20	N/A	354	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class A	31	212	3	579	55	N/A	52	2,194
Distribution and/or servicing fees - Class C	12	126	1	68	24	N/A	23	515
Distribution and/or servicing fees - Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	37
Distribution and/or servicing fees - Class R	N/A	N/A	N/A	89	N/A	N/A	N/A	N/A
Trustee fees	1	9	1	22	1	8	0	25
Interest expense	994	860	1,185	4,382	123	15,907	43	1,568
Miscellaneous expense	1	15	7	20	10	8	5	32
Total Expenses	2,251	13,414	1,864	28,309	1,361	25,314	668	33,881
Waiver and/or Reimbursement by PIMCO	(39)	(6)	(2)	(322)	0	0	0	(27)
Net Expenses	2,212	13,408	1,862	27,987	1,361	25,314	668	33,854

Net Investment Income (Loss)	10,988	77,876	6,341	242,281	10,285	71,983	5,743	277,392

Net Realized Gain (Loss):

Investments in securities	1,591	(95,049)	592	(67,417)	(2,391)	(61,546)	507	65,530
Investments in Affiliates	1	(463)	0	99	1	(8)	3	471
Exchange-traded or centrally cleared financial derivative instruments	(2,153)	17,062	3,059	12,595	2,382	19,532	445	62,767
Over the counter financial derivative instruments	(156)	(3,808)	(1,404)	(25)	(1,532)	2,416	232	23,121
Short sales	0	0	0	(3)	0	0	1	36
Foreign currency	(68)	(675)	(9)	(21)	(35)	(1,419)	0	(1,926)

Net Realized Gain (Loss)	(785)	(82,933)	2,238	(54,772)	(1,575)	(41,025)	1,188	149,999

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	9,411	186,633	8,812	246,046	14,504	211,051	431	205,834

Investments in Affiliates	9	673	0	1,062	1	5	0	289

Exchange-traded or centrally cleared financial derivative instruments	(1,160)	(11,938)	(4,338)	(4,918)	(984)	(12,674)	44	(180,319)

Over the counter financial derivative instruments	(162)	(2,491)	(81)	(713)	(505)	(551)	(81)	(4,433)

Short sales	0	0	0	9	0	0	0	(7)

Foreign currency assets and liabilities	6	241	0	59	(42)	671	0	(1,982)

Net Change in Unrealized Appreciation (Depreciation)	8,104	173,118	4,393	241,545	12,974	198,502	394	19,382

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,307	$168,061	$12,972	$429,054	$21,684	$229,460	$7,325	$446,773

* Foreign tax withholdings	$0	$1	$0	$0	$0	$0	$0	$1

** Foreign tax withholdings - Dividends	$0	$0	$0	$0	$0	$0	$0	$1

*** Foreign capital gains tax	$0	$0	$0	$0	$0	$0	$0	$394

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Preferred and Capital Securities Fund

Investment Income:

Interest, net of foreign taxes*	$26,983
Dividends	1,435
Dividends from Investments in Affiliates	1,542
Total Income	29,960

Expenses:

Investment advisory fees	2,319
Supervisory and administrative fees	1,881
Distribution and/or servicing fees - Class A	147
Distribution and/or servicing fees - Class C	66
Trustee fees	3
Interest expense	1,147
Miscellaneous expense	9
Total Expenses	5,572
Waiver and/or Reimbursement by PIMCO	(499)
Net Expenses	5,073

Net Investment Income (Loss)	24,887

Net Realized Gain (Loss):

Investments in securities	(4,495)
Investments in Affiliates	27
Exchange-traded or centrally cleared financial derivative instruments	1,521
Over the counter financial derivative instruments	(3,056)
Foreign currency	(514)

Net Realized Gain (Loss)	(6,517)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	40,811
Investments in Affiliates	36
Exchange-traded or centrally cleared financial derivative instruments	470
Over the counter financial derivative instruments	(1,539)
Foreign currency assets and liabilities	166

Net Change in Unrealized Appreciation (Depreciation)	39,944

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,314

* Foreign tax withholdings	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Statements of Changes in Net Assets

	PIMCO Credit Opportunities Bond Fund		PIMCO Diversified Income Fund		PIMCO ESG Income Fund		PIMCO High Yield Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$10,988	$16,622	$77,876	$150,298	$6,341	$10,934	$242,281	$441,425
Net realized gain (loss)	(785)	(10,787)	(82,933)	(101,574)	2,238	(8,372)	(54,772)	(240,804)
Net change in unrealized appreciation (depreciation)	8,104	16,882	173,118	230,868	4,393	7,821	241,545	546,385

Net Increase (Decrease) in Net Assets Resulting from Operations	18,307	22,717	168,061	279,592	12,972	10,383	429,054	747,006

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(5,502)	(9,309)	(73,037)	(135,917)	(6,517)	(9,068)	(216,268)	(407,330)
I-2	(3,372)	(5,523)	(3,323)	(5,706)	(652)	(781)	(9,594)	(20,762)
I-3	N/A	N/A	(650)	(1,008)	(160)	(179)	(264)	(682)
Administrative Class	N/A	N/A	(401)	(584)	N/A	N/A	(8,366)	(17,395)
Class A	(574)	(989)	(4,069)	(8,028)	(60)	(93)	(13,460)	(26,764)
Class C	(52)	(80)	(511)	(944)	(5)	(4)	(345)	(736)
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	(991)	(1,704)

Tax basis return of capital
Institutional Class	0	0	0	(8,865)	0	0	0	0
I-2	0	0	0	(380)	0	0	0	0
I-3	N/A	N/A	0	(68)	0	0	0	0
Administrative Class	N/A	N/A	0	(40)	N/A	N/A	0	0
Class A	0	0	0	(573)	0	0	0	0
Class C	0	0	0	(82)	0	0	0	0
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	0	0

Total Distributions(a)	(9,500)	(15,901)	(81,991)	(162,195)	(7,394)	(10,125)	(249,288)	(475,373)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	23,594	56,656	(450,169)	(289,140)	41,176	9,965	(367,207)	532,119

Total Increase (Decrease) in Net Assets	32,401	63,472	(364,099)	(171,743)	46,754	10,223	(187,441)	803,752

Net Assets:

Beginning of period	361,500	298,028	3,350,428	3,522,171	238,351	228,128	8,506,360	7,702,608
End of period	$393,901	$361,500	$2,986,329	$3,350,428	$285,105	$238,351	$8,318,919	$8,506,360

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

24	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO High Yield Spectrum Fund		PIMCO Long-Term Credit Bond Fund		PIMCO Low Duration Credit Fund		PIMCO Low Duration Income Fund

Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

$10,285	$16,555	$71,983	$124,311	$5,743	$10,117	$277,392	$412,034
(1,575)	(9,257)	(41,025)	(175,601)	1,188	(6,647)	149,999	(256,141)
12,974	25,871	198,502	148,727	394	11,170	19,382	548,275

21,684	33,169	229,460	97,437	7,325	14,640	446,773	704,168

(5,471)	(7,466)	(80,080)	(130,542)	(3,626)	(6,209)	(98,010)	(134,617)
(4,384)	(7,764)	(5,167)	(7,205)	(245)	(509)	(120,850)	(198,415)
(18)	(316)	N/A	N/A	N/A	N/A	(2,848)	(4,121)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(1,360)	(2,469)	N/A	N/A	(1,465)	(2,915)	(43,871)	(69,009)
(130)	(225)	N/A	N/A	(144)	(328)	(4,397)	(7,317)
N/A	N/A	N/A	N/A	N/A	N/A	(224)	(329)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	(6,774)	0	0	0	(5,806)
0	0	0	(380)	0	0	0	(8,739)
0	0	N/A	N/A	N/A	N/A	0	(184)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	0	N/A	N/A	0	0	0	(3,249)
0	0	N/A	N/A	0	0	0	(370)
N/A	N/A	N/A	N/A	N/A	N/A	0	(17)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(11,363)	(18,240)	(85,247)	(144,901)	(5,480)	(9,961)	(270,200)	(432,173)

9,240	55,052	92,225	347,061	5,025	(18,223)	907,664	296,922

19,561	69,981	236,438	299,597	6,870	(13,544)	1,084,237	568,917

345,471	275,490	3,320,517	3,020,920	150,200	163,744	9,804,870	9,235,953
$365,032	$345,471	$3,556,955	$3,320,517	$157,070	$150,200	$10,889,107	$9,804,870

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Consolidated Statements of Changes in Net Assets

	PIMCO Preferred and Capital Securities Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$24,887	$52,989
Net realized gain (loss)	(6,517)	(83,650)
Net change in unrealized appreciation (depreciation)	39,944	170,383

Net Increase (Decrease) in Net Assets Resulting from Operations	58,314	139,722

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(15,937)	(26,018)
I-2	(3,468)	(5,613)
I-3	(1,030)	(971)
Class A	(2,818)	(5,036)
Class C	(278)	(427)

Tax basis return of capital
Institutional Class	0	(8,517)
I-2	0	(1,973)
I-3	0	(321)
Class A	0	(1,831)
Class C	0	(194)

Total Distributions(a)	(23,531)	(50,901)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	54,701	(264,006)

Total Increase (Decrease) in Net Assets	89,484	(175,185)

Net Assets:

Beginning of period	888,047	1,063,232
End of period	$977,531	$888,047

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Statements of Cash Flows

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO ESG Income Fund	PIMCO Long-Term Credit Bond Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$12,972	$229,460

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(278,933)	(4,691,880)
Proceeds from sales of long-term securities	246,141	4,675,061
(Purchases) Proceeds from sales of short-term portfolio investments, net	4,735	21,105
(Increase) decrease in deposits with counterparty	80	(1,795)
(Increase) decrease in receivable for investments sold	(31,322)	(223,518)
(Increase) decrease in interest and/or dividends receivable	(559)	(1,490)
(Increase) decrease in dividends receivable from Affiliates	0	(138)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(1,268)	7,451
Proceeds from (Payments on) over the counter financial derivative instruments	(1,400)	2,731
(Increase) decrease in reimbursement receivable from PIMCO	(2)	0
Increase (decrease) in payable for investments purchased	(5,591)	252,298
Increase (decrease) in deposits from counterparty	(4)	8,841
Increase (decrease) in accrued investment advisory fees	4	(12)
Increase (decrease) in accrued supervisory and administrative fees	4	(7)
Increase (decrease) in accrued servicing fees	(1)	0
Proceeds from (Payments on) short sales transactions, net	87	(74,888)
Proceeds from (Payments on) foreign currency transactions	(9)	(748)
Increase (decrease) in foreign capital gains tax payable	0	(9)
Net Realized (Gain) Loss
Investments in securities	(592)	61,546
Investments in Affiliates	0	8
Exchange-traded or centrally cleared financial derivative instruments	(3,059)	(19,532)
Over the counter financial derivative instruments	1,404	(2,416)
Foreign currency	9	1,419
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(8,812)	(211,051)
Investments in Affiliates	0	(5)
Exchange-traded or centrally cleared financial derivative instruments	4,338	12,674
Over the counter financial derivative instruments	81	551
Foreign currency assets and liabilities	0	(671)
Net amortization (accretion) on investments	(465)	(179)

Net Cash Provided by (Used for) Operating Activities	(62,162)	44,806

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	55,531	717,515
Payments on shares redeemed	(25,069)	(671,972)
Cash distributions paid*	(50)	(2,175)
Proceeds from reverse repurchase agreements	402,242	43,350,027
Payments on reverse repurchase agreements	(358,292)	(43,336,988)
Proceeds from sale-buyback transactions	171,326	125,954
Payments on sale-buyback transactions	(182,324)	(215,378)

Net Cash Received from (Used for) Financing Activities	63,364	(33,017)

Net Increase (Decrease) in Cash and Foreign Currency	1,202	11,789

Cash and Foreign Currency:

Beginning of period	1,265	2,751
End of period	$2,467	$14,540

* Reinvestment of distributions	$7,343	$83,252

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$1,159	$15,845
Non-Cash Payment In-Kind	$0	$66

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Schedule of Investments	PIMCO Credit Opportunities Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 7.1%

Al Aqua Merger Sub, Inc.
8.701% (TSFR1M + 3.500%) due 07/31/2028 ~	$1,696	$1,696

Applied Systems, Inc.
7.604% due 02/24/2031	698	700

Asplundh Tree Expert LLC
6.595% due 05/23/2031	699	701

BCPE Empire Holdings, Inc.
8.845% due 12/11/2028	2,085	2,088

BDO U.S.A. PC
10.845% due 08/31/2028 «	1,264	1,277

Broadcom, Inc.
5.980% due 08/14/2026 «	400	399

Cloud Software Group, Inc.
8.604% (TSFR3M + 4.000%) due 03/30/2029 ~	1,691	1,686

Concentra Health Services, Inc.
7.095% due 07/28/2031 «	400	400

Cotiviti, Inc.
8.451% due 05/01/2031 «	896	896

CPPIB OVM Member U.S. LLC
7.854% due 08/20/2031	2,000	2,003

Fleet US Bidco, Inc.
7.578% due 02/21/2031 «	823	823

GBT U.S. LLC
8.279% (TSFR3M + 3.000%) due 07/25/2031 ~	400	400

GFL Environmental, Inc.
7.321% (TSFR3M + 2.000%) due 07/03/2031 ~	800	800

Hilton Domestic Operating Co., Inc.
6.605% due 11/08/2030	1,200	1,201

JetBlue Airways Corp.
10.517% - 13.000% (PRIME + 4.500%) due 08/27/2029 ~	600	589

LifePoint Health, Inc.
10.054% (TSFR3M + 4.750%) due 11/16/2028 ~	1,692	1,693

Mauser Packaging Solutions Holding Co.
8.701% due 04/15/2027	992	996

Modena Buyer LLC
9.104% due 07/01/2031	900	864

Nuvei Technologies Corp.
TBD% due 07/18/2031	650	644

Olympus Water U.S. Holding Corp.
8.104% due 06/20/2031	1,510	1,512

Ontario Gaming GTA LP
8.893% due 08/01/2030	199	198

Pegasus BidCo BV
8.868% due 07/12/2029	298	299

Proofpoint, Inc.
7.845% due 08/31/2028	99	99

Rockpoint Gas Storage Partners LP
TBD% due 09/12/2031	700	698

Trans Union LLC
6.595% due 06/24/2031	897	896

TransDigm, Inc.
7.320% (PRIME + 1.500%) due 01/19/2032 ~	200	199

Triton Water Holdings, Inc.
8.115% due 03/31/2028	895	895
8.604% (TSFR3M + 4.000%) due 03/31/2028 ~	398	398

Truist Insurance Holdings LLC
7.854% (TSFR3M + 3.250%) due 05/06/2031 ~	1,700	1,700

UKG, Inc.
8.555% (TSFR3M + 3.250%) due 02/10/2031 ~	998	999

Vistra Zero Operating Co. LLC
7.595% due 04/30/2031	199	200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Whatabrands LLC
7.605% (TSFR1M + 2.750%) due 08/03/2028 ~		$99	$99

Total Loan Participations and Assignments (Cost $27,997)			28,048

CORPORATE BONDS & NOTES 76.4%

BANKING & FINANCE 34.1%

AerCap Ireland Capital DAC
3.300% due 01/30/2032		3,600	3,250

Aircastle Ltd.
6.500% due 07/18/2028		2,200	2,309

Akelius Residential Property Financing BV
1.125% due 01/11/2029	EUR	900	900

Allstate Corp.
8.318% (TSFR3M + 3.200%) due 08/15/2053 ~		$300	302

Ally Financial, Inc.
4.750% due 06/09/2027		1,500	1,499
6.848% due 01/03/2030 •		100	106

American Assets Trust LP
3.375% due 02/01/2031		400	348

American Homes 4 Rent LP
3.375% due 07/15/2051		1,800	1,275

American Tower Corp.
2.700% due 04/15/2031		1,400	1,250
2.950% due 01/15/2051 (k)		3,775	2,564
3.650% due 03/15/2027		100	98
5.800% due 11/15/2028		600	631

Antares Holdings LP
3.750% due 07/15/2027		250	237

Apollo Debt Solutions BDC
6.700% due 07/29/2031		800	825

Ares Capital Corp.
5.950% due 07/15/2029		700	719
7.000% due 01/15/2027		300	312

Ares Strategic Income Fund
5.600% due 02/15/2030 (a)		800	794

Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028		200	212

Athene Global Funding
5.583% due 01/09/2029		400	414

Aviation Capital Group LLC
1.950% due 09/20/2026		100	95
3.500% due 11/01/2027		1,986	1,917

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		2,600	2,429

Bank of America Corp.
4.948% due 07/22/2028 •		2,900	2,952
5.819% due 09/15/2029 •		2,200	2,316

Barclays PLC
5.746% due 08/09/2033 •		1,300	1,360

BBVA Bancomer SA
8.450% due 06/29/2038 •(h)		2,800	3,055

BGC Group, Inc.
4.375% due 12/15/2025		100	99
6.600% due 06/10/2029		100	103

Blackstone Holdings Finance Co. LLC
1.600% due 03/30/2031		1,600	1,330

Blue Owl Finance LLC
3.125% due 06/10/2031		2,100	1,842

BNP Paribas SA
7.750% due 08/16/2029 •(g)(h)		700	739

Boost Newco Borrower LLC
7.500% due 01/15/2031		300	322

BPCE SA
7.003% due 10/19/2034 •		2,900	3,250

Brandywine Operating Partnership LP
3.950% due 11/15/2027		775	742

Cantor Fitzgerald LP
7.200% due 12/12/2028		200	212

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Charles Schwab Corp.
6.196% due 11/17/2029 •		$600	$642

Citibank NA
5.570% due 04/30/2034		250	267

Citigroup, Inc.
4.542% due 09/19/2030 •		800	801

Citycon Treasury BV
1.250% due 09/08/2026	EUR	700	743

Credit Agricole SA
7.250% due 09/23/2028 •(g)(h)		700	822

Crown Castle, Inc.
5.600% due 06/01/2029		$2,700	2,824

Encore Capital Group, Inc.
8.500% due 05/15/2030		1,300	1,371

EPR Properties
3.600% due 11/15/2031		1,200	1,071
4.500% due 06/01/2027		150	148
4.950% due 04/15/2028		200	198

Extra Space Storage LP
5.350% due 01/15/2035		100	102

Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033		50	53

Ford Motor Credit Co. LLC
3.375% due 11/13/2025 (k)		800	785
4.389% due 01/08/2026		1,800	1,785
5.800% due 03/05/2027		250	255
5.850% due 05/17/2027		1,000	1,018

Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		900	926
9.250% due 02/01/2029		300	312

GGAM Finance Ltd.
8.000% due 02/15/2027		700	732

Global Atlantic Fin Co.
3.125% due 06/15/2031		900	791

GLP Capital LP
4.000% due 01/15/2030		2,000	1,911
4.000% due 01/15/2031		400	375
6.750% due 12/01/2033		400	442

Grainger PLC
3.000% due 07/03/2030	GBP	600	701

HAT Holdings LLC
3.375% due 06/15/2026		$1,300	1,260
8.000% due 06/15/2027		1,000	1,061

Highwoods Realty LP
3.050% due 02/15/2030		543	489
4.200% due 04/15/2029		1,300	1,257

Host Hotels & Resorts LP
2.900% due 12/15/2031		1,100	969
3.375% due 12/15/2029		200	186
3.500% due 09/15/2030 (k)		3,300	3,062

Hudson Pacific Properties LP
3.950% due 11/01/2027		500	452
4.650% due 04/01/2029		100	83
5.950% due 02/15/2028		100	92

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		600	482
6.625% due 06/20/2033		1,700	1,859
7.200% due 11/28/2033		1,300	1,482

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		600	502
5.500% due 08/15/2033		2,300	2,370

JPMorgan Chase & Co.
3.540% due 05/01/2028 •		6,000	5,892

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	500	538

Kilroy Realty LP
3.050% due 02/15/2030 (k)		$1,100	984
4.750% due 12/15/2028		200	199

Lazard Group LLC
6.000% due 03/15/2031		100	105

Lloyds Banking Group PLC
5.679% due 01/05/2035 •		3,600	3,790

Morgan Stanley
4.889% due 07/20/2033 •		4,450	4,507
5.656% due 04/18/2030 •		200	210

28	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mutual of Omaha Cos. Global Funding
5.800% due 07/27/2026		$50	$51

NE Property BV
2.000% due 01/20/2030	EUR	900	910

New Mountain Finance Corp.
6.200% due 10/15/2027		$800	798

Newmark Group, Inc.
7.500% due 01/12/2029		1,300	1,405

Nexi SpA
2.125% due 04/30/2029 (k)	EUR	1,775	1,846

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		$1,600	1,430

Nomura Holdings, Inc.
1.851% due 07/16/2025		900	880

OneMain Finance Corp.
7.875% due 03/15/2030		1,900	1,988

Piedmont Operating Partnership LP
9.250% due 07/20/2028		1,600	1,791

Principal Life Global Funding
1.250% due 08/16/2026		700	664

Rexford Industrial Realty LP
2.125% due 12/01/2030		700	605

RGA Global Funding
5.500% due 01/11/2031		100	105
6.000% due 11/21/2028		300	318

Rocket Mortgage LLC
2.875% due 10/15/2026 (k)		1,800	1,730

Sagax Euro Mtn NL BV
1.000% due 05/17/2029	EUR	900	899

SBA Communications Corp.
3.125% due 02/01/2029 (k)		$1,000	925

SLM Corp.
3.125% due 11/02/2026		2,400	2,309

Sun Communities Operating LP
2.700% due 07/15/2031		2,316	2,027

UBS Group AG
4.988% due 08/05/2033 •		1,400	1,418
6.537% due 08/12/2033 •		600	663
9.016% due 11/15/2033 •		1,900	2,402

VICI Properties LP
3.875% due 02/15/2029		2,225	2,133
4.500% due 01/15/2028		500	494

Vornado Realty LP
2.150% due 06/01/2026		1,700	1,620

Wells Fargo & Co.
3.526% due 03/24/2028 •		200	196
4.897% due 07/25/2033 •		4,600	4,654
5.198% due 01/23/2030 •		1,000	1,031

Weyerhaeuser Co.
4.000% due 04/15/2030		2,000	1,961
4.000% due 03/09/2052		3,025	2,462
4.750% due 05/15/2026		600	604
7.375% due 03/15/2032		2,142	2,482

Yango Justice International Ltd.
9.250% due 04/15/2049		600	3

			134,518

INDUSTRIALS 36.1%

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		755	755

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		400	405

Altice France SA
5.125% due 07/15/2029		1,060	746

American Airlines Pass-Through Trust
3.200% due 12/15/2029		196	186
3.375% due 11/01/2028		165	157
3.575% due 07/15/2029		62	60
3.700% due 04/01/2028		101	98

American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028		1,800	1,734

Amgen, Inc.
5.250% due 03/02/2033		2,700	2,812

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ams-OSRAM AG
10.500% due 03/30/2029	EUR	1,100	$1,269

Ashtead Capital, Inc.
4.375% due 08/15/2027		$2,300	2,283
5.950% due 10/15/2033		200	211

Becton Dickinson & Co.
3.828% due 06/07/2032	EUR	200	230

Berkeley Group PLC
2.500% due 08/11/2031	GBP	900	964

Block, Inc.
3.500% due 06/01/2031		$1,800	1,643

Boeing Co.
3.950% due 08/01/2059		2,350	1,608
5.705% due 05/01/2040		700	683
5.805% due 05/01/2050		500	483
5.930% due 05/01/2060		500	479
6.298% due 05/01/2029 (k)		500	526

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		800	776
5.950% due 08/04/2033		100	107

Boston Scientific Corp.
2.650% due 06/01/2030		3,641	3,348
4.700% due 03/01/2049		900	858

British Airways Pass-Through Trust
3.300% due 06/15/2034		159	149

Broadcom, Inc.
5.150% due 11/15/2031		100	104

CAB SELAS
3.375% due 02/01/2028	EUR	1,323	1,366

Cameron LNG LLC
2.902% due 07/15/2031		$1,500	1,348

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028		1,100	1,056

Carnival Corp.
4.000% due 08/01/2028		3,800	3,673

Centene Corp.
2.450% due 07/15/2028		2,100	1,936

Cerba Healthcare SACA
3.500% due 05/31/2028	EUR	500	472

CGI, Inc.
1.450% due 09/14/2026		$100	95

Charter Communications Operating LLC
3.950% due 06/30/2062		300	185
6.100% due 06/01/2029		700	725
6.150% due 11/10/2026		100	103

Cheniere Energy Partners LP
3.250% due 01/31/2032 (k)		2,300	2,059
4.500% due 10/01/2029		1,800	1,776
5.750% due 08/15/2034 (k)		1,500	1,564

Choice Hotels International, Inc.
3.700% due 12/01/2029		2,500	2,374
3.700% due 01/15/2031		550	509

Cidron Aida Finco SARL
5.000% due 04/01/2028	EUR	1,100	1,192

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		$700	707

Community Health Systems, Inc.
5.625% due 03/15/2027		1,200	1,182

Constellation Brands, Inc.
2.250% due 08/01/2031		1,800	1,557

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		194	201

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (b)		815	743

Continental Resources, Inc.
5.750% due 01/15/2031		750	768

Cox Communications, Inc.
3.500% due 08/15/2027		800	782

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		1,850	1,714

Diamondback Energy, Inc.
5.400% due 04/18/2034		2,000	2,043

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Transfer LP
5.000% due 05/15/2044 (k)		$1,100	$1,008

EnLink Midstream LLC
6.500% due 09/01/2030		500	539

Enterprise Products Operating LLC
4.950% due 02/15/2035		1,000	1,016

EQT Corp.
5.000% due 01/15/2029		900	911

Eramet SA
6.500% due 11/30/2029	EUR	800	891

Esercizi Aeroportuali SEA SpA
3.500% due 10/09/2025		800	888

Essent Group Ltd.
6.250% due 07/01/2029		$100	104

FirstEnergy Pennsylvania Electric Co.
5.150% due 03/30/2026		100	101

Fortinet, Inc.
2.200% due 03/15/2031		1,200	1,043

Garda World Security Corp.
6.000% due 06/01/2029		900	865

Glencore Funding LLC
5.400% due 05/08/2028		1,600	1,647

Global Payments, Inc.
1.200% due 03/01/2026		100	96
3.200% due 08/15/2029		2,000	1,874
5.400% due 08/15/2032		400	411
5.950% due 08/15/2052 (k)		1,700	1,757

HCA, Inc.
3.500% due 09/01/2030 (k)		2,700	2,545
5.450% due 09/15/2034		100	103
5.950% due 09/15/2054		200	210

Howard Midstream Energy Partners LLC
8.875% due 07/15/2028		900	955

Hyundai Capital America
5.500% due 03/30/2026		300	305
6.288% due 08/04/2025 •		300	302

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		70	67

JDE Peet’s NV
2.250% due 09/24/2031		150	126

JetBlue Airways Corp.
9.875% due 09/20/2031		100	105

John Lewis PLC
4.250% due 12/18/2034	GBP	700	736

JT International Financial Services BV
3.875% due 09/28/2028		$800	788

Las Vegas Sands Corp.
5.900% due 06/01/2027		1,400	1,438

Leidos, Inc.
2.300% due 02/15/2031		3,800	3,304

Live Nation Entertainment, Inc.
3.750% due 01/15/2028 (k)		2,100	2,023
6.500% due 05/15/2027		800	816

Loarre Investments SARL
6.500% due 05/15/2029	EUR	500	581

Manuchar Group SARL
7.250% due 06/30/2027		800	863

Marvell Technology, Inc.
5.750% due 02/15/2029		$70	73

Mattel, Inc.
3.375% due 04/01/2026		2,500	2,446

MGM China Holdings Ltd.
4.750% due 02/01/2027		900	876

Mileage Plus Holdings LLC
6.500% due 06/20/2027		55	56

Miller Homes Group Finco PLC
7.000% due 05/15/2029	GBP	800	1,044

Moody’s Corp.
3.100% due 11/29/2061		$1,200	796

MSCI, Inc.
3.625% due 11/01/2031		3,800	3,500

Netflix, Inc.
4.900% due 08/15/2034		1,600	1,656

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028		$500	$493

NextEra Energy Operating Partners LP
7.250% due 01/15/2029 (k)		400	422

Northern Star Resources Ltd.
6.125% due 04/11/2033		50	53

Occidental Petroleum Corp.
5.000% due 08/01/2027		100	101
5.200% due 08/01/2029		100	102

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028 (k)		200	191
7.250% due 06/15/2031 (k)		400	417

Oracle Corp.
4.200% due 09/27/2029		400	399

PRA Health Sciences, Inc.
2.875% due 07/15/2026		1,000	970

Prosus NV
3.832% due 02/08/2051		2,000	1,409

Qorvo, Inc.
3.375% due 04/01/2031		1,800	1,613

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		1,700	1,682
5.500% due 04/01/2028		1,800	1,824
5.625% due 09/30/2031		700	710
6.000% due 02/01/2033		700	718

Royalty Pharma PLC
1.750% due 09/02/2027		1,800	1,678

Santos Finance Ltd.
3.649% due 04/29/2031		4,200	3,819
6.875% due 09/19/2033		100	110

Sealed Air Corp.
1.573% due 10/15/2026		1,300	1,221

Silgan Holdings, Inc.
1.400% due 04/01/2026		900	854

Stryker Corp.
1.000% due 12/03/2031	EUR	1,600	1,548

Sysco Corp.
5.750% due 01/17/2029		$597	631
6.000% due 01/17/2034		1,200	1,318

Teva Pharmaceutical Finance Netherlands BV
3.150% due 10/01/2026		1,800	1,731

Thames Water Utilities Finance PLC
1.250% due 01/31/2032	EUR	1,000	797

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033		$200	230

TopBuild Corp.
4.125% due 02/15/2032		1,100	1,014

Ubisoft Entertainment SA
0.878% due 11/24/2027 (k)	EUR	900	813

UKG, Inc.
6.875% due 02/01/2031		$700	724

United Airlines Pass-Through Trust
5.800% due 07/15/2037		587	618
5.875% due 04/15/2029		50	51

United Rentals North America, Inc.
3.875% due 11/15/2027		2,600	2,538

Var Energi ASA
8.000% due 11/15/2032		1,300	1,509

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		4,600	4,351
3.875% due 11/01/2033		1,125	1,010
4.125% due 08/15/2031		1,300	1,210

Venture Global LNG, Inc.
9.500% due 02/01/2029		1,000	1,127

Virgin Australia Holdings Pty. Ltd.
8.125% due 11/15/2024 ^(c)		839	6

Williams Cos., Inc.
5.150% due 03/15/2034		3,900	3,944

Woodside Finance Ltd.
3.700% due 03/15/2028		600	581
4.500% due 03/04/2029		1,900	1,885

Wynn Resorts Finance LLC
6.250% due 03/15/2033		1,500	1,520
7.125% due 02/15/2031		1,600	1,727

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ZF Europe Finance BV
3.000% due 10/23/2029	EUR	800	$796

			142,134

UTILITIES 6.2%

AES Corp.
2.450% due 01/15/2031		$1,700	1,473

Avangrid, Inc.
3.150% due 12/01/2024		461	459

Clearway Energy Operating LLC
4.750% due 03/15/2028		875	859

CMS Energy Corp.
2.950% due 02/15/2027		100	97

Constellation Energy Generation LLC
6.125% due 01/15/2034		1,800	1,979

DTE Energy Co.
2.529% due 10/01/2024 þ		147	147

Edison International
6.950% due 11/15/2029		100	110

EP Infrastructure AS
1.698% due 07/30/2026	EUR	800	857
1.816% due 03/02/2031		1,100	1,062
2.045% due 10/09/2028		800	825

Eversource Energy
5.950% due 07/15/2034 (k)		$1,800	1,936

Exelon Corp.
5.450% due 03/15/2034		1,800	1,889

FirstEnergy Corp.
2.250% due 09/01/2030		1,700	1,506

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		1,500	773

Niagara Mohawk Power Corp.
3.508% due 10/01/2024		200	200

ONEOK, Inc.
5.550% due 11/01/2026		1,500	1,535

Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	351
3.300% due 12/01/2027		200	193
3.950% due 12/01/2047		1,200	946
4.550% due 07/01/2030		400	397

Plains All American Pipeline LP
4.500% due 12/15/2026		2,500	2,502

SPP-Distribucia AS
1.000% due 06/09/2031	EUR	2,200	1,990

Vistra Operations Co. LLC
5.125% due 05/13/2025		$500	499
6.950% due 10/15/2033		1,307	1,475

Wintershall Dea Finance 2 BV
2.499% due 04/20/2026 •(g)	EUR	400	428

			24,488

Total Corporate Bonds & Notes (Cost $293,761)			301,140

U.S. GOVERNMENT AGENCIES 17.2%

Freddie Mac
6.155% due 11/25/2055 «~		$357	243

Uniform Mortgage-Backed Security
3.000% due 05/01/2052		183	164
4.000% due 11/01/2053		969	931
4.500% due 07/01/2052 - 01/01/2053		14,052	13,828
5.000% due 08/01/2052 - 08/01/2053		2,734	2,741

Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2054		100	100
5.500% due 11/01/2054		8,400	8,498
6.000% due 11/01/2054		14,600	14,922
6.500% due 11/01/2054		25,600	26,381

Total U.S. Government Agencies (Cost $66,749)			67,808

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 7.5%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025	$365	$359
0.250% due 01/15/2025	266	262
2.125% due 04/15/2029 (k)	27,944	28,728

Total U.S. Treasury Obligations (Cost $28,445)		29,349

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%

American Home Mortgage Investment Trust
6.876% due 11/25/2045 •	31	13

Banc of America Funding Trust
4.969% due 09/20/2047 ~	269	228
7.000% due 10/25/2037	114	82

Banc of America Mortgage Trust
4.293% due 10/25/2035 ~	328	262

BCAP LLC Trust
5.409% due 05/25/2047 •	98	95
6.000% due 07/26/2037 ~	131	117

Bear Stearns ALT-A Trust
4.181% due 04/25/2037 ~	269	193

Bear Stearns Asset-Backed Securities Trust
5.319% due 12/25/2035 •	241	114

BX Trust
6.109% due 02/15/2039 •	380	378

Chase Mortgage Finance Trust
5.822% due 09/25/2036 ~	50	44

CIM Trust
5.000% due 05/25/2062 ~	670	671

Citigroup Mortgage Loan Trust
6.000% due 11/25/2036	18	18

Countrywide Alternative Loan Trust
5.265% due 09/20/2046 •	57	58
5.269% due 06/25/2035 •	248	161
5.349% due 07/25/2046 •	58	59
5.349% due 09/25/2046 •	213	203
5.369% due 04/25/2035 •	231	175
5.589% due 11/25/2035 •	92	86
5.750% due 07/25/2035	92	58
6.000% due 10/25/2035 •	130	90
6.000% due 08/25/2036 •	205	122
6.000% due 05/25/2037	601	263

Countrywide Home Loan Mortgage Pass-Through Trust
4.158% due 09/25/2037 ~	59	53
5.750% due 07/25/2037	83	41
6.000% due 10/25/2034	4	4

Credit Suisse Mortgage Capital Certificates
3.926% due 12/29/2037 ~	3,824	2,042

Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 01/25/2060 (e)	658	588
6.000% due 07/25/2036	581	288

DBGS Mortgage Trust
6.606% due 10/15/2036 •	1,000	977

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.119% due 02/25/2047 •	1,650	957
5.169% due 08/25/2037 •	152	124

First Horizon Alternative Mortgage Securities Trust
4.910% due 08/25/2035 ~	53	47
6.000% due 05/25/2036	6	3

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037	253	116

IndyMac INDX Mortgage Loan Trust
4.019% due 05/25/2037 ~	95	79
4.102% due 11/25/2035 ~	235	214
5.469% due 02/25/2037 •	207	135

Lux Trust
7.787% due 08/15/2040 •	500	503

MASTR Adjustable Rate Mortgages Trust
7.979% due 11/25/2034 ~	61	59

Merrill Lynch Alternative Note Asset Trust
5.189% due 03/25/2037 •	1,775	435

Morgan Stanley Mortgage Loan Trust
3.492% due 11/25/2037 ~	250	177

Residential Accredit Loans, Inc. Trust
0.724% due 12/26/2034 ~	213	76

30	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.319% due 08/25/2035 •	$318	$251
5.790% due 07/25/2035 ~	15	14

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	12	9

VASA Trust
6.111% due 07/15/2039 •	500	464

WaMu Mortgage Pass-Through Certificates Trust
4.240% due 12/25/2036 ~	91	82
5.921% due 07/25/2047 •	52	44

Total Non-Agency Mortgage-Backed Securities (Cost $13,503)		11,272

ASSET-BACKED SECURITIES 4.2%

ABFC Trust
5.969% due 06/25/2037 •	270	222
6.019% due 03/25/2034 •	412	404

ACE Securities Corp. Home Equity Loan Trust
5.794% due 12/25/2045 •	515	395

AREIT LLC
7.195% due 08/17/2041 •	493	496

Bear Stearns Asset-Backed Securities Trust
6.769% due 07/25/2034 •	89	96

Citigroup Mortgage Loan Trust
5.289% due 12/25/2036 •	865	475

Elmwood CLO Ltd.
6.916% due 01/17/2034 •	600	600

GoldenTree Loan Management U.S. CLO Ltd.
6.952% due 01/20/2034 •	800	802

GSAMP Trust
5.089% due 12/25/2036 •	399	201
5.429% due 12/25/2046 •	338	168

HSI Asset Securitization Corp. Trust
5.749% due 11/25/2035 •	583	542

Lehman XS Trust
5.279% due 03/25/2037 •	591	534

Madison Park Funding Ltd.
6.459% due 10/18/2030 •	559	560

MASTR Asset-Backed Securities Trust
5.189% due 08/25/2036 •	479	183
5.269% due 08/25/2036 •	1,084	414

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 01/25/2037 •	3,196	1,236
5.109% due 10/25/2036 •	618	275
5.119% due 10/25/2036 •	1,577	856
5.119% due 12/25/2036 •	86	44
5.269% due 06/25/2036 •	141	121
5.429% due 09/25/2036 •	682	296

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	1,007	342

New Century Home Equity Loan Trust
7.969% due 01/25/2033 •	48	41

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

People’s Financial Realty Mortgage Securities Trust
5.109% due 09/25/2036 •		$3,431	$886

Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 þ		2,099	547

Residential Asset Mortgage Products Trust
5.429% due 12/25/2035 •		984	822

Residential Asset Securities Corp. Trust
6.211% due 08/25/2034 •		135	135

Securitized Asset-Backed Receivables LLC Trust
5.469% due 03/25/2036 •		1,174	734
5.469% due 05/25/2036 •		715	376

SG Mortgage Securities Trust
5.329% due 02/25/2036 •		1,001	504

Silver Rock CLO Ltd.
7.062% due 10/20/2033 •		700	701

Structured Asset Investment Loan Trust
6.094% due 01/25/2035 •		1,024	889
6.349% due 04/25/2033 •		35	36
6.544% due 01/25/2035 •		1,102	910
6.694% due 01/25/2035 •		976	511

Total Asset-Backed Securities (Cost $18,495)			16,354

SOVEREIGN ISSUES 1.6%

Argentina Government International Bond
1.000% due 07/09/2029		29	19
3.500% due 07/09/2041 þ		1,800	824

Australia Government International Bond
1.000% due 11/21/2031	AUD	900	513

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	18,300	3,185

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	16,989	753
3.000% due 12/03/2026 (f)		1,320	63
4.000% due 11/30/2028 (f)		12,371	607
4.000% due 08/24/2034 (f)		2,639	125

Peru Government International Bond
6.950% due 08/12/2031	PEN	900	260

Total Sovereign Issues (Cost $6,810)			6,349

		SHARES
COMMON STOCKS 0.0%

ENERGY 0.0%

Constellation Oil ‘B’ «(d)(i)		904,655	98

FINANCIALS 0.0%

Intelsat Emergence SA «(i)		937	28

Total Common Stocks (Cost $183)			126

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(i)	1	$0

INFORMATION TECHNOLOGY 0.0%

Cineworld Group PLC - Exp. 11/23/2025 «(i)	5,979	0

Total Warrants (Cost $0)		0

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (j) 0.4%
		1,754

Total Short-Term Instruments (Cost $1,754)		1,754

Total Investments in Securities (Cost $457,697)		462,200

INVESTMENTS IN AFFILIATES 4.7%

MUTUAL FUNDS 4.7%

PIMCO Senior Loan Active Exchange-Traded Fund	360,100	18,415

Total Mutual Funds (Cost $18,341)		18,415

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	5,026	49

Total Short-Term Instruments (Cost $49)		49

Total Investments in Affiliates (Cost $18,390)		18,464

Total Investments 122.0% (Cost $476,087)		$480,664

Financial Derivative Instruments (l)(m) 0.1% (Cost or Premiums, net $1,092)		405

Other Assets and Liabilities, net (22.1)%		(87,168)

Net Assets 100.0%		$393,901

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Cineworld Group PLC - Exp. 11/23/2025	12/21/2020	$0	$0	0.00%
Constellation Oil ‘B’	06/10/2022	98	98	0.02
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	11/12/2019 - 02/23/2024	85	28	0.01

		$183	$126	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
RDR	4.650%	09/20/2024	11/12/2024	$1,754	General Motors Co. 6.800% due 10/01/2027	$(1,749)	$1,754	$1,756

Total Repurchase Agreements						$(1,749)	$1,754	$1,756

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
MYI	0.000%	09/18/2024	TBD	(3)	EUR	(282)	$(314)
BOS	4.730	09/20/2024	10/18/2024		$	(320)	(321)
	4.750	09/20/2024	10/18/2024			(3,577)	(3,582)
	4.770	09/20/2024	10/18/2024			(2,481)	(2,485)
	4.800	09/20/2024	10/18/2024			(3,814)	(3,819)
BPS	4.900	09/20/2024	TBD	(3)		(1,099)	(1,100)
	4.950	09/20/2024	TBD	(3)		(1,924)	(1,927)
	5.000	09/20/2024	TBD	(3)		(3,171)	(3,176)
	5.000	09/25/2024	TBD	(3)		(1,372)	(1,373)
	5.000	10/01/2024	TBD	(3)		(490)	(490)
BRC	2.000	09/27/2024	10/02/2024		EUR	(165)	(183)
BSN	5.030	09/19/2024	10/10/2024		$	(12,041)	(12,061)
DEU	5.070	09/26/2024	10/03/2024			(1,796)	(1,797)
	5.100	09/30/2024	10/03/2024			(950)	(950)
GRE	5.020	09/23/2024	10/07/2024			(12,041)	(12,055)
JML	2.000	09/27/2024	10/01/2024		EUR	(168)	(187)
JPS	4.800	09/20/2024	11/12/2024		$	(1,309)	(1,311)
	4.850	09/20/2024	11/12/2024			(934)	(936)

Total Reverse Repurchase Agreements							$(48,067)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Corporate Bonds & Notes (0.4)%
Industrials (0.4)%
General Motors Co.	6.800%	10/01/2027	$1,600	$(1,677)	$(1,749)

Total Short Sales (0.4)%				$(1,677)	$(1,749)

32	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$0	$(10,207)	$0	$0	$(10,207)	$10,967	$760
BPS	0	(8,066)	0	0	(8,066)	8,367	301
BRC	0	(183)	0	0	(183)	181	(2)
BSN	0	(12,061)	0	0	(12,061)	11,917	(144)
DEU	0	(2,747)	0	0	(2,747)	2,718	(29)
GRE	0	(12,055)	0	0	(12,055)	11,918	(137)
JML	0	(187)	0	0	(187)	181	(6)
JPS	0	(2,247)	0	0	(2,247)	2,738	491
MYI	0	(314)	0	0	(314)	312	(2)
RDR	1,756	0	0	0	1,756	(1,749)	7

Master Securities Forward Transaction Agreement
BNY	0	0	0	(1,749)	(1,749)	0	(1,749)

Total Borrowings and Other Financing Transactions	$1,756	$(48,067)	$0	$(1,749)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(187)	$(10,390)	$(2,247)	$(7,890)	$(20,714)
U.S. Treasury Obligations	0	(26,863)	0	0	(26,863)

Total Borrowings	$(187)	$(37,253)	$(2,247)	$(7,890)	$(47,577)

Payable for reverse repurchase agreements(6)					$(47,577)

(k)	Securities with an aggregate market value of $49,299 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(35,011) at a weighted average interest rate of 5.264%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(54) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	Unsettled reverse repurchase agreements liability of $(490) is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures		$112.000	10/25/2024	4	$4	$(2)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures		117.000	10/25/2024	4	4	(2)	(1)
Put - EUREX Euro-Bobl November 2024 Futures	EUR	118.750	10/25/2024	2	2	(1)	0
Call - EUREX Euro-Bobl November 2024 Futures		120.250	10/25/2024	2	2	0	(1)
Put - EUREX Euro-Bund November 2024 Futures		133.000	10/25/2024	2	2	(1)	0
Call - EUREX Euro-Bund November 2024 Futures		136.000	10/25/2024	2	2	(1)	(1)

Total Written Options						$(7)	$(3)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2024	161	$17,691	$33	$0	$(59)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2024	2	$(267)	$(3)	$0	$0
Euro-Bund 10-Year Bond December Futures	12/2024	2	(300)	(5)	0	(1)
Japan Government 10-Year Bond December Futures	12/2024	1	(1,006)	(3)	4	(2)
U.S. Treasury 10-Year Note December Futures	12/2024	106	(12,114)	(12)	48	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	167	(19,756)	12	86	0
U.S. Treasury 30-Year Bond December Futures	12/2024	292	(36,263)	175	201	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	61	(8,119)	62	47	0

				$226	$386	$(3)

Total Futures Contracts				$259	$386	$(62)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
ConocoPhillips	(1.000)%	Quarterly	12/20/2024	0.060%	$300	$0	$(1)	$(1)	$0	$0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024	0.054	4,200	(154)	144	(10)	0	0

						$(154)	$143	$(11)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2027	0.409%		$100	$(1)	$3	$2	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474		400	(2)	10	8	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.130		200	3	(3)	0	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.164	EUR	450	(81)	84	3	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.215		600	(54)	61	7	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.350		$100	17	(1)	16	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	06/20/2026	0.261		700	(6)	15	9	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167		400	1	0	1	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474		200	0	4	4	0	0

							$(123)	$173	$50	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	12,200	$222	$42	$264	$0	$(6)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		400	(8)	13	5	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2027	JPY	292,500	(1)	32	31	3	0
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		$2,800	0	(16)	(16)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		54,500	816	(1,733)	(917)	133	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031		2,400	(8)	(11)	(19)	7	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031		3,100	(32)	17	(15)	9	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031		600	(1)	5	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		300	(1)	(17)	(18)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		500	(2)	(24)	(26)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		300	(1)	(17)	(18)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		300	(1)	(12)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		300	(1)	(10)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		300	(1)	(7)	(8)	1	0

34	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.715%	Annual	08/07/2034		$300	$(1)	$(8)	$(9)	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		300	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		300	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		400	(2)	(6)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		300	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		500	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		300	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		400	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		300	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		500	(2)	(6)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		600	(2)	(8)	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		300	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		150	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		300	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		400	(2)	4	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		300	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		300	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		3,900	222	892	1,114	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,000	60	(90)	(30)	4	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	23,400	0	(8)	(8)	0	(5)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	200	0	(5)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		300	(1)	(5)	(6)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		400	(1)	0	(1)	0	(1)
Receive(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		800	(9)	(6)	(15)	0	(2)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		1,975	18	16	34	11	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		3,050	(3)	3	0	0	(32)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	2,600	(20)	87	67	0	(5)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		3,100	(17)	96	79	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		2,800	12	59	71	0	(5)
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	400	(1)	(17)	(18)	0	(1)
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		200	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		200	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		1,310	131	564	695	0	(9)

							$1,340	$(260)	$1,080	$215	$(78)

Total Swap Agreements							$1,063	$56	$1,119	$215	$(78)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$386	$215	$601	$(3)	$(62)	$(79)	$(144)

Cash of $6,959 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	KRW	195,854		$146	$0	$(2)
	10/2024		$201	EUR	180	0	0
	10/2024		31	HKD	243	0	0
	10/2024		87	PLN	339	1	0

BPS	10/2024	CNH	6,573		$914	0	(25)
	10/2024	EUR	877		973	0	(4)
	10/2024	KRW	595,429		445	0	(7)
	10/2024		$116	CNH	823	2	0
	10/2024		281	EUR	254	2	0
	10/2024		111	HKD	866	0	0
	10/2024		566	NZD	910	12	0
	11/2024	CNH	821		$116	0	(2)
	12/2024		$49	MXN	986	1	0

BRC	10/2024	GBP	2,621		$3,458	0	(46)
	10/2024	ILS	110		30	0	0
	10/2024	NZD	271		171	0	(1)
	10/2024		$538	TRY	19,005	7	0
	11/2024		171	NZD	271	1	0
	11/2024		613	TRY	23,070	22	0
	01/2025		152		5,782	1	0

CBK	10/2024	BRL	2,060		$378	0	(1)
	10/2024	GBP	69		91	0	(2)
	10/2024	KRW	426,636		319	0	(5)
	10/2024		$378	BRL	2,060	0	0
	10/2024		432	CNH	3,066	6	0
	10/2024		540	IDR	8,357,884	10	0
	10/2024		50	ILS	184	0	(1)
	10/2024		2,138	INR	179,837	6	0
	11/2024	CNH	3,059		$432	0	(6)
	11/2024		$378	BRL	2,067	0	0
	12/2024	MXN	3,852		$197	4	0

DUB	10/2024	KRW	403,538		302	0	(4)
	10/2024		$246	PLN	957	2	0
	02/2025		132	MXN	2,679	1	0

FAR	10/2024	BRL	3,795		$696	0	0
	10/2024	NZD	639		402	0	(4)
	10/2024		$1,339	AUD	1,949	8	0
	10/2024		687	BRL	3,795	10	0
	10/2024		26,723	EUR	23,898	0	(121)
	11/2024	AUD	1,949		$1,340	0	(8)
	11/2024	EUR	23,898		26,760	121	0
	11/2024		$402	NZD	639	4	0

GLM	10/2024	BRL	1,360		$249	0	(1)
	10/2024		$250	BRL	1,360	0	0
	10/2024		198	INR	16,615	1	0
	11/2024	MXN	1,990		$100	0	(1)
	11/2024	TWD	72,309		2,260	0	(35)
	12/2024	MXN	1,844		96	4	0
	12/2024		$249	BRL	1,369	1	0
	02/2025		60	MXN	1,214	1	0
	04/2025	BRL	18,300		$3,282	11	(2)

36	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
IND	10/2024	KRW	201,122		$150	$0	$(2)
	10/2024		$46	IDR	706,256	1	0

JPM	10/2024	ILS	262		$71	0	0
	10/2024	KRW	225,917		169	0	(2)
	10/2024		$118	CNH	836	1	0
	10/2024		8	IDR	126,320	0	0
	10/2024		50	ILS	184	0	0
	10/2024		25	NOK	260	0	0
	10/2024		619	PLN	2,401	4	0
	10/2024		35	TRY	1,235	0	0
	10/2024		1,482	ZAR	27,140	87	0
	11/2024	CNH	835		$118	0	(1)
	11/2024	NOK	260		25	0	0
	11/2024		$366	TRY	13,735	14	0
	12/2024		144		5,421	2	0
	05/2025		167		7,409	8	0

MBC	10/2024	KRW	762,585		$571	0	(8)
	10/2024	NOK	271		26	0	0
	10/2024		$3,598	GBP	2,690	0	(2)
	10/2024		60	IDR	932,532	1	0
	10/2024		783	SGD	1,006	0	0
	11/2024	GBP	2,690		$3,598	1	0
	11/2024	SGD	1,005		783	0	0
	11/2024		$321	PLN	1,245	2	0
	12/2024	MXN	816		$42	1	0

MYI	10/2024	EUR	23,455		26,140	31	0
	10/2024	KRW	290,289		217	0	(3)
	10/2024	SGD	1,006		773	0	(10)
	10/2024		$4,233	CAD	5,703	0	(16)
	10/2024		62	IDR	954,396	1	0
	11/2024	CAD	5,699		$4,233	16	0
	11/2024	CNH	16,402		2,273	0	(76)

NGF	10/2024		$198	IDR	3,053,727	3	0

RBC	12/2024	MXN	2,140		$108	0	0

RYL	10/2024		$200	EUR	179	0	(1)

SCX	10/2024	CAD	5,701		$4,233	17	0
	10/2024		$800	INR	67,251	2	0

SSB	12/2024	MXN	641		$33	1	0

TOR	10/2024	AUD	1,949		1,322	0	(26)

UAG	10/2024	CHF	1,332		1,586	12	0
	10/2024		$1,569	CHF	1,331	3	0
	10/2024		234	PLN	911	2	0
	11/2024	CHF	1,326		$1,569	0	(4)
	12/2024		$0	MXN	4	0	0

Total Forward Foreign Currency Contracts						$449	$(429)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	4,500	$4	$8

Total Purchased Options							$4	$8

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	300	$ (1)	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	300	(1)	(1)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	200	(1)	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360%	10/03/2024	400	$ (1)	$(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	400	(1)	0

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	500	(3)	(4)

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	400	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	400	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	600	(2)	(2)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	300	(1)	(1)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	200	0	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	300	(1)	(1)

							$(41)	$(32)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$91.109	10/08/2024	200	$(1)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.109	10/08/2024	200	(1)	(4)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054	98.641	10/08/2024	200	(1)	0

					$(3)	$(4)

Total Written Options					$(44)	$(36)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.159% (SOFRINDX)	Maturity	03/20/2025	$	5,900	$76	$(120)	$0	$(44)

Total Swap Agreements									$76	$(120)	$0	$(44)

38	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
BOA	$1	$0	$0	$1	$(2)	$(1)	$0	$(3)	$(2)	$0	$(2)
BPS	17	0	0	17	(38)	(1)	0	(39)	(22)	0	(22)
BRC	31	0	0	31	(47)	(3)	0	(50)	(19)	0	(19)
CBK	26	8	0	34	(15)	(4)	0	(19)	15	0	15
DUB	3	0	0	3	(4)	0	0	(4)	(1)	0	(1)
FAR	143	0	0	143	(133)	(7)	0	(140)	3	0	3
GLM	18	0	0	18	(39)	(10)	0	(49)	(31)	0	(31)
IND	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
JPM	116	0	0	116	(3)	(7)	(44)	(54)	62	0	62
MBC	5	0	0	5	(10)	0	0	(10)	(5)	0	(5)
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYI	48	0	0	48	(105)	0	0	(105)	(57)	0	(57)
NGF	3	0	0	3	0	0	0	0	3	0	3
RYL	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SCX	19	0	0	19	0	0	0	0	19	0	19
SSB	1	0	0	1	0	0	0	0	1	0	1
TOR	0	0	0	0	(26)	0	0	(26)	(26)	0	(26)
UAG	17	0	0	17	(4)	(2)	0	(6)	11	0	11

Total Over the Counter	$449	$8	$0	$457	$(429)	$(36)	$(44)	$(509)

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$386	$386
Swap Agreements	0	0	0	0	215	215

	$0	$0	$0	$0	$601	$601

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$449	$0	$449
Purchased Options	0	0	0	0	8	8

	$0	$0	$0	$449	$8	$457

	$0	$0	$0	$449	$609	$1,058

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	62	62
Swap Agreements	0	0	0	0	79	79

	$0	$0	$0	$0	$144	$144

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$429	$0	$429
Written Options	0	0	0	0	36	36
Swap Agreements	0	0	0	0	44	44

	$0	$0	$0	$429	$80	$509

	$0	$0	$0	$429	$224	$653

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$33	$33
Futures	0	0	0	0	(2,410)	(2,410)
Swap Agreements	0	220	0	0	4	224

	$0	$220	$0	$0	$(2,373)	$(2,153)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(284)	$0	$(284)
Purchased Options	0	0	0	0	95	95
Written Options	0	0	0	0	250	250
Swap Agreements	0	0	0	0	(217)	(217)

	$0	$0	$0	$(284)	$128	$(156)

	$0	$220	$0	$(284)	$(2,245)	$(2,309)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	1,333	1,333
Swap Agreements	0	(209)	0	0	(2,288)	(2,497)

	$0	$(209)	$0	$0	$(951)	$(1,160)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(127)	$0	$(127)
Purchased Options	0	0	0	0	12	12
Written Options	0	0	0	0	(22)	(22)
Swap Agreements	0	0	0	0	(25)	(25)

	$0	$0	$0	$(127)	$(35)	$(162)

	$0	$(209)	$0	$(127)	$(986)	$(1,322)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$24,253	$3,795	$28,048
Corporate Bonds & Notes
Banking & Finance	0	134,518	0	134,518
Industrials	0	141,933	201	142,134
Utilities	0	24,488	0	24,488
U.S. Government Agencies	0	67,565	243	67,808
U.S. Treasury Obligations	0	29,349	0	29,349
Non-Agency Mortgage-Backed Securities	0	11,272	0	11,272
Asset-Backed Securities	0	16,354	0	16,354
Sovereign Issues	0	6,349	0	6,349
Common Stocks
Energy	0	0	98	98
Financials	0	0	28	28
Short-Term Instruments
Repurchase Agreements	0	1,754	0	1,754

	$0	$457,835	$4,365	$462,200

Investments in Affiliates, at Value
Mutual Funds	18,415	0	0	18,415
Short-Term Instruments
Central Funds Used for Cash Management Purposes	49	0	0	49

	$18,464	$0	$0	$18,464

Total Investments	$18,464	$457,835	$4,365	$480,664

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(1,749)	$0	$(1,749)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	597	0	601
Over the counter	0	457	0	457

	$4	$1,054	$0	$1,058

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(138)	0	(143)
Over the counter	0	(509)	0	(509)

	$(5)	$(647)	$0	$(652)

Total Financial Derivative Instruments	$(1)	$407	$0	$406

Totals	$18,463	$456,493	$4,365	$479,321

40	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,278	$1,618	$(6)	$3	$0	$6	$896	$0	$3,795	$7
Corporate Bonds & Notes
Industrials	283	0	(92)	2	1	7	0	0	201	7
U.S. Government Agencies	223	0	(2)	0	1	21	0	0	243	21
Non-Agency Mortgage-Backed Securities	695	0	(45)	3	(2)	20	0	(671)	0	0
Asset-Backed Securities	634	0	(40)	0	0	2	0	(596)	0	0
Common Stocks
Energy	98	0	0	0	0	0	0	0	98	0
Financials	26	0	0	0	0	2	0	0	28	2
Warrants	0	0	0	0	0	0	0	0	0	0

Totals	$3,237	$1,618	$(185)	$8	$0	$58	$896	$(1,267)	$4,365	$37

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,277	Discounted Cash Flow	Discount Rate		99.999	—
	2,518	Third Party Vendor	Broker Quote		99.750-100.063	99.972
Corporate Bonds & Notes
Industrials	201	Discounted Cash Flow	Discount Rate		8.380	—
U.S. Government Agencies	243	Discounted Cash Flow	Discount Rate		10.872	—
Common Stocks
Energy	98	Comparable Companies	EBITDA Multiple	X	5.000	—
Financials	28	Comparable Companies	EBITDA Multiple	X	4.400	—

Total	$4,365

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	41

Schedule of Investments	PIMCO Diversified Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.2%

AI Silk Midco Ltd.
8.351% (EURIBOR 6MO + 5.000%) due 03/04/2031 ~	EUR	3,500	$3,884

Altice France SA
10.801% (TSFR3M + 5.500%) due 08/15/2028 ~		$5,857	4,407

American Airlines, Inc.
10.294% due 04/20/2028		3,638	3,745

AP Core Holdings LLC
10.460% due 09/01/2027		1,489	1,366

Asurion LLC
9.195% due 08/19/2028		152	150

BCPE Empire Holdings, Inc.
8.845% due 12/11/2028		1,955	1,958

Boels Topholding BV
6.557% (EURIBOR 3MO + 3.000%) due 05/23/2031 ~	EUR	2,586	2,894

Broadcom, Inc.
5.980% due 08/14/2026 «		$1,500	1,496

Carnival Corp.
7.595% due 10/18/2028		2,656	2,664

Castlelake LP
2.950% due 05/13/2031 «		6,148	5,826

Cohesity
TBD% due 03/08/2031 «µ		1,374	1,374
TBD% due 03/08/2031 «		13,000	13,000

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		1,700	1,701

Cotiviti, Inc.
8.451% due 05/01/2031 «		7,332	7,336

Diamond Sports Group LLC
TBD% due 05/25/2026 «		250	208

Endure Digital, Inc.
8.810% due 02/10/2028		2,317	2,054

Fortress Intermediate 3, Inc.
8.595% due 06/27/2031		3,600	3,598

Global Medical Response, Inc.
10.461% (TSFR1M + 5.500%) due 10/31/2028 ~		737	733

Graham Packaging Co., Inc.
7.345% due 08/04/2027		2,205	2,206

IRB Holding Corp.
7.695% due 12/15/2027		2,668	2,668

Ivanti Software, Inc.
9.833% due 12/01/2027		1,277	1,088

LifePoint Health, Inc.
8.965% due 05/17/2031		4,389	4,395
10.054% (TSFR3M + 4.750%) due 11/16/2028 ~		1,854	1,855

MasOrange
TBD% due 03/25/2031		2,100	2,107

Medline Borrower LP
7.595% due 10/23/2028		1,776	1,779

Modena Buyer LLC
9.104% due 07/01/2031		4,900	4,702

MPH Acquisition Holdings LLC
9.569% due 09/01/2028		2	2

Nouryon Finance BV
6.914% (EUR001M + 3.500%) due 04/03/2028 ~	EUR	755	843

Olympus Water U.S. Holding Corp.
8.104% due 06/20/2031		$2,074	2,077

Project Hudson II
7.730% due 05/29/2026 «		1,700	1,715

Project Mercury
0.400% - 7.688% (EURIBOR 6MO + 4.200%) due 08/11/2030 «~	EUR	2,700	3,086

Republic of Turkey
9.794% (EUR003M + 6.210%) due 04/27/2031 «~		4,600	5,660

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rockpoint Gas Storage Partners LP
TBD% due 09/12/2031		$2,850	$2,842

Sabre GLBL, Inc.
8.460% due 12/17/2027		325	305

SCUR-Alpha 1503 GmbH
10.752% due 03/29/2030		985	942

SOCAR Turkey Enerji AS
6.887% (EURIBOR 6MO + 3.450%) due 08/11/2026 ~	EUR	4,000	4,439

Softbank Vision Fund II
6.000% due 12/23/2025 «		$6,941	6,861

Standard Industries, Inc.
6.920% due 09/22/2028		1,712	1,718

Subcalidora 2 SARL
9.095% (EURIBOR 3MO + 5.750%) due 08/14/2029 «~	EUR	4,000	4,364

TransDigm, Inc.
7.104% due 02/28/2031		$3,412	3,402

White Cap Buyer LLC
8.095% due 10/19/2029		1,965	1,953

Windstream Services LLC
8.945% due 02/23/2027 «		4,000	4,000
11.195% due 09/21/2027		383	384

Worldwide Express Operations LLC
8.865% due 07/26/2028		1,070	1,076

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		85	80

Total Loan Participations and Assignments (Cost $126,229)			124,943

CORPORATE BONDS & NOTES 47.4%

BANKING & FINANCE 16.8%

Abu Dhabi Developmental Holding Co. PJSC
5.500% due 05/08/2034		3,300	3,508

AerCap Ireland Capital DAC
3.650% due 07/21/2027		10,055	9,864
4.450% due 04/03/2026		550	549

AIA Group Ltd.
3.200% due 09/16/2040		800	629

Aircastle Ltd.
2.850% due 01/26/2028		560	524

Alamo Re Ltd.
15.796% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		700	738

Alliant Holdings Intermediate LLC
6.500% due 10/01/2031		2,900	2,934

Ally Financial, Inc.
8.000% due 11/01/2031		14,166	16,003

American Assets Trust LP
3.375% due 02/01/2031		810	705

American Homes 4 Rent LP
2.375% due 07/15/2031		100	86
3.375% due 07/15/2051		100	71
4.900% due 02/15/2029		1,910	1,931

American Tower Corp.
2.100% due 06/15/2030		1,200	1,057
2.750% due 01/15/2027		1,860	1,798
2.900% due 01/15/2030		870	805
3.375% due 10/15/2026		290	285
3.800% due 08/15/2029		1,950	1,898

AmWINS Group, Inc.
4.875% due 06/30/2029		1,100	1,056

Antares Holdings LP
2.750% due 01/15/2027		1,050	984

Armor Holdco, Inc.
8.500% due 11/15/2029		550	529

Armor RE Ltd.
14.852% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		700	730

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,250	1,133

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aviation Capital Group LLC
5.500% due 12/15/2024		$3,030	$3,028

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		7,590	7,090
2.875% due 02/15/2025		2,000	1,979
3.250% due 02/15/2027		500	482
4.250% due 04/15/2026		1,575	1,559

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	2,400	2,913
10.500% due 07/23/2029		2,400	3,286

Banco Santander SA
2.746% due 05/28/2025		$800	788

Bank of America Corp.
2.687% due 04/22/2032 •		3,000	2,677
2.884% due 10/22/2030 •		4,490	4,171
3.705% due 04/24/2028 •		6,700	6,604
5.288% due 04/25/2034 •		1,250	1,300

Barclays PLC
4.375% due 01/12/2026		4,100	4,094
6.125% due 12/15/2025 •(i)(j)		3,000	2,994
6.375% due 12/15/2025 •(i)(j)	GBP	600	797
7.125% due 06/15/2025 •(i)(j)		3,700	4,954

BBVA Bancomer SA
5.250% due 09/10/2029		$1,800	1,827

BGC Group, Inc.
4.375% due 12/15/2025		2,540	2,517

Blue Owl Finance LLC
6.250% due 04/18/2034		2,000	2,095

BNP Paribas SA
1.904% due 09/30/2028 •		100	93
2.219% due 06/09/2026 •		1,600	1,570
3.052% due 01/13/2031 •		4,600	4,247
4.625% due 01/12/2027 •(i)(j)		2,200	2,090
7.000% due 08/16/2028 •(i)(j)		2,000	2,048

Boost Newco Borrower LLC
7.500% due 01/15/2031		1,500	1,611

BPCE SA
6.714% due 10/19/2029 •		2,500	2,674
7.003% due 10/19/2034 •		2,500	2,801

Brandywine Operating Partnership LP
8.875% due 04/12/2029		3,000	3,318

Brixmor Operating Partnership LP
4.125% due 05/15/2029		190	186

Brookfield Finance, Inc.
3.900% due 01/25/2028		432	426
4.350% due 04/15/2030		3,400	3,371
4.700% due 09/20/2047		626	580

Brookfield Property REIT, Inc.
5.750% due 05/15/2026		1,394	1,389

CaixaBank SA
5.673% due 03/15/2030 •		1,200	1,247
6.840% due 09/13/2034 •		2,500	2,791

CI Financial Corp.
7.500% due 05/30/2029		2,800	2,921

Citigroup, Inc.
2.572% due 06/03/2031 •		4,400	3,961

Commerzbank AG
8.625% due 02/28/2033 •	GBP	1,100	1,592

CoStar Group, Inc.
2.800% due 07/15/2030		$1,020	919

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	31,400	8,704

Credit Acceptance Corp.
9.250% due 12/15/2028		$2,750	2,944

Credit Agricole SA
1.907% due 06/16/2026 •		3,550	3,475

Credit Suisse AG AT1 Claim		12,750	1,625

Crown Castle, Inc.
2.250% due 01/15/2031		2,050	1,778
3.100% due 11/15/2029		1,020	955

CubeSmart LP
2.000% due 02/15/2031		1,525	1,307

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		7,625	7,515

42	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche Bank AG
3.729% due 01/14/2032 •		$3,000	$2,693
5.882% due 07/08/2031 •		2,275	2,337

Discover Bank
4.650% due 09/13/2028		1,100	1,101

DOC DR LLC
3.950% due 01/15/2028		23	23

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		2,800	2,373

Encore Capital Group, Inc.
8.500% due 05/15/2030		1,900	2,004
9.250% due 04/01/2029		3,000	3,232

Equinix, Inc.
3.200% due 11/18/2029		910	859

Erste Group Bank AG
4.250% due 10/15/2027 •(i)(j)	EUR	400	419

Essex Portfolio LP
1.650% due 01/15/2031		$700	587
2.650% due 03/15/2032		690	601
2.650% due 09/01/2050		300	186

European Union
3.000% due 12/04/2034	EUR	34,300	38,945

Extra Space Storage LP
3.875% due 12/15/2027		$112	111
4.000% due 06/15/2029		150	147

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,400	1,300
3.375% due 11/13/2025		11,600	11,382
3.815% due 11/02/2027		800	771
4.535% due 03/06/2025	GBP	2,600	3,456
4.542% due 08/01/2026		$600	595
7.350% due 11/04/2027		300	319

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		6,750	6,728
7.000% due 05/01/2031		6,400	6,752

Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	2,508
7.625% due 05/01/2026		1,100	1,111

Freedom Mortgage Holdings LLC
9.250% due 02/01/2029		3,400	3,537

Gaci First Investment Co.
4.750% due 02/14/2030		10,000	10,069
5.125% due 02/14/2053		2,700	2,460

Gateway Re Ltd.
4.546% (T-BILL 1MO) due 12/23/2028 ~		600	589

GLP Capital LP
4.000% due 01/15/2030		100	96
5.750% due 06/01/2028		890	914

Goldman Sachs Group, Inc.
5.330% due 07/23/2035 •		4,050	4,197
5.727% due 04/25/2030 •		1,700	1,787

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		1,450	1,404

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		820	720

HAT Holdings LLC
3.375% due 06/15/2026		1,970	1,909
3.750% due 09/15/2030		2,520	2,277

Highwoods Realty LP
3.050% due 02/15/2030		100	90

Howard Hughes Corp.
4.125% due 02/01/2029		3,475	3,244
4.375% due 02/01/2031		500	459

HSBC Holdings PLC
2.804% due 05/24/2032 •		1,700	1,505
2.848% due 06/04/2031 •		1,075	979
4.250% due 08/18/2025		3,100	3,085
4.600% due 12/17/2030 •(i)(j)		1,250	1,138
4.700% due 03/09/2031 •(i)(j)		1,100	996

Hudson Pacific Properties LP
3.250% due 01/15/2030		855	649
4.650% due 04/01/2029		300	249

ING Groep NV
5.750% due 11/16/2026 •(i)(j)		2,800	2,780

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intercontinental Exchange, Inc.
3.625% due 09/01/2028		$430	$420

Intesa Sanpaolo SpA
6.625% due 06/20/2033		3,300	3,609

JAB Holdings BV
2.200% due 11/23/2030		335	287

Jane Street Group
7.125% due 04/30/2031		5,300	5,620

Jefferies Finance LLC
5.000% due 08/15/2028		1,100	1,047

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		10,000	9,768
5.294% due 07/22/2035 •		3,900	4,069

KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 04/03/2049 «	EUR	23,238	1,972

Kennedy-Wilson, Inc.
4.750% due 03/01/2029		$700	649

KKR Group Finance Co. LLC
3.500% due 08/25/2050		970	712
3.750% due 07/01/2029		300	292

Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027		1,130	1,105

Lazard Group LLC
6.000% due 03/15/2031		1,975	2,084

LeasePlan Corp. NV
2.875% due 10/24/2024		600	599

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		84	86

Lloyds Bank PLC
0.000% due 04/02/2032 þ		2,800	1,935

Lloyds Banking Group PLC
4.375% due 03/22/2028		200	200
4.550% due 08/16/2028		1,000	1,006
4.947% due 06/27/2025 •(i)(j)	EUR	1,900	2,115
7.500% due 09/27/2025 •(i)(j)		$2,400	2,428

LPL Holdings, Inc.
4.000% due 03/15/2029		1,385	1,326

Midcap Financial Issuer Trust
5.625% due 01/15/2030		1,350	1,247
6.500% due 05/01/2028		1,600	1,551

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	1,760

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		2,500	2,200
2.869% due 09/13/2030 •		1,000	924

Morgan Stanley
5.173% due 01/16/2030 •		5,000	5,155
5.320% due 07/19/2035 •		8,400	8,726

Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/2027		2,000	2,002
7.125% due 02/01/2032		1,850	1,934

Nationwide Building Society
3.960% due 07/18/2030 •		2,400	2,335

NatWest Group PLC
4.600% due 06/28/2031 •(i)(j)		1,700	1,463
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	2,177
6.000% due 12/29/2025 •(i)(j)		$3,490	3,497

Navient Corp.
5.625% due 01/25/2025		100	98

NE Property BV
1.875% due 10/09/2026	EUR	400	429

Newmark Group, Inc.
7.500% due 01/12/2029		$1,500	1,622

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		1,525	1,397

Nomura Holdings, Inc.
2.679% due 07/16/2030		2,300	2,060

Nordea Bank Abp
6.625% due 03/26/2026 •(i)(j)		1,500	1,522

Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	699

OneMain Finance Corp.
4.000% due 09/15/2030		550	490

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 11/15/2029		$3,149	$3,029
6.625% due 01/15/2028		20	20
7.125% due 03/15/2026		1,740	1,778

Oxford Finance LLC
6.375% due 02/01/2027		1,000	994

Palm RE Ltd.
14.046% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		250	261

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		7,800	5,457

Panther Escrow Issuer LLC
7.125% due 06/01/2031		4,600	4,829

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,700	1,651

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,767
5.750% due 09/15/2031		2,375	2,330

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		900	900

Prudential Funding Asia PLC
3.125% due 04/14/2030		150	141

Purple Re Ltd.
13.546% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		700	723

Rayonier LP
2.750% due 05/17/2031		300	262

Realty Income Corp.
3.200% due 01/15/2027		500	489
3.200% due 02/15/2031		820	760
3.250% due 01/15/2031		800	747
3.400% due 01/15/2030		900	856
3.950% due 08/15/2027		438	435

Regency Centers LP
2.950% due 09/15/2029		100	94

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,860	1,609

RHP Hotel Properties LP
4.500% due 02/15/2029		1,275	1,235

RLJ Lodging Trust LP
3.750% due 07/01/2026		975	954

Rocket Mortgage LLC
3.875% due 03/01/2031		560	516
4.000% due 10/15/2033		3,450	3,085

Sabine Re Ltd.
12.796% (T-BILL 1MO + 8.250%) due 04/07/2031 ~		400	417

Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,025	895
6.875% due 04/15/2034		3,000	3,212

Santander Holdings USA, Inc.
3.244% due 10/05/2026		5,000	4,866

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		2,400	2,347

SBA Communications Corp.
3.875% due 02/15/2027		1,000	975

Stifel Financial Corp.
4.000% due 05/15/2030		980	942

Sumitomo Mitsui Financial Group, Inc.
2.348% due 01/15/2025		900	893
2.750% due 01/15/2030		1,900	1,748

Sunrise FinCo BV
4.875% due 07/15/2031		950	900

Synchrony Financial
2.875% due 10/28/2031		1,700	1,444

Ter Finance Jersey Ltd.
0.000% due 01/02/2025 «(f)		1,800	1,770

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	88	115
5.801% due 10/13/2040		189	255
6.052% due 10/13/2039		6,528	9,054

TP ICAP Finance PLC
5.250% due 05/29/2026		4,900	6,528

Trust Fibra Uno
6.390% due 01/15/2050		$2,100	1,773
7.375% due 02/13/2034		2,000	2,062

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Group AG
2.095% due 02/11/2032 •		$700	$596
3.091% due 05/14/2032 •		1,525	1,376
3.869% due 01/12/2029 •		4,250	4,159
4.194% due 04/01/2031 •		3,100	3,028
5.428% due 02/08/2030 •		2,000	2,068
5.617% due 09/13/2030 •		2,500	2,613

UniCredit SpA
2.569% due 09/22/2026 •		8,650	8,458

VICI Properties LP
3.875% due 02/15/2029		3,550	3,403
4.125% due 08/15/2030		625	594
4.250% due 12/01/2026		2,030	2,012
5.750% due 02/01/2027		1,030	1,049

Wells Fargo & Co.
2.393% due 06/02/2028 •		2,900	2,758

Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,363
6.950% due 10/01/2027		460	493
7.375% due 03/15/2032		508	589

Willis North America, Inc.
2.950% due 09/15/2029		200	186

			502,263

INDUSTRIALS 25.9%

AA Bond Co. Ltd.
6.500% due 01/31/2026	GBP	891	1,192

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		$600	572

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		2,000	1,971

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		2,085	1,981

AEP Transmission Co. LLC
5.150% due 04/01/2034		3,000	3,111

Ahead DB Holdings LLC
6.625% due 05/01/2028		1,350	1,307

Air Canada Pass-Through Trust
3.600% due 09/15/2028		431	418
5.250% due 10/01/2030		820	822

Aker BP ASA
3.750% due 01/15/2030		800	763
4.000% due 01/15/2031		1,300	1,235

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,085	1,085

Alcon Finance Corp.
2.600% due 05/27/2030		900	822

Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	500
3.550% due 10/01/2027		600	586

ALROSA Finance SA
3.100% due 06/25/2027 ^«(d)		5,500	330

Altice France SA
3.375% due 01/15/2028	EUR	1,025	810
4.250% due 10/15/2029		800	626
5.500% due 10/15/2029		$2,625	1,842

AMC Networks, Inc.
4.250% due 02/15/2029		735	532

American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,526	3,083
3.000% due 04/15/2030		113	107
3.150% due 08/15/2033		268	250
3.200% due 12/15/2029		1,434	1,361
3.350% due 04/15/2031		1,351	1,277
3.375% due 11/01/2028		1,320	1,255
3.575% due 07/15/2029		802	775
3.600% due 03/22/2029		597	579
3.600% due 04/15/2031		122	112
3.650% due 08/15/2030		383	366
3.700% due 04/01/2028		253	245

American Airlines, Inc.
5.500% due 04/20/2026		2,202	2,198
5.750% due 04/20/2029		575	575

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		$1,000	$936

Amgen, Inc.
5.600% due 03/02/2043		1,500	1,577
5.650% due 03/02/2053		1,350	1,421

ANGI Group LLC
3.875% due 08/15/2028		1,810	1,661

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		400	370

Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		2,100	2,101

Antofagasta PLC
2.375% due 10/14/2030		800	697

Apache Corp.
4.875% due 11/15/2027		870	870

Ashtead Capital, Inc.
4.000% due 05/01/2028		700	683

ATS Corp.
4.125% due 12/15/2028		650	613

Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	1,500	1,666
3.875% due 11/01/2029		$1,825	1,728
4.625% due 07/15/2028		1,820	1,780

Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	1,172

Azelis Finance NV
4.750% due 09/25/2029	EUR	800	907

B.C. Unlimited Liability Co.
4.000% due 10/15/2030		$3,400	3,138
4.375% due 01/15/2028		4,660	4,532

BAE Systems PLC
3.400% due 04/15/2030		1,000	948

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028		1,000	1,059

Bausch Health Cos., Inc.
5.500% due 11/01/2025		500	490

Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,100	2,086
4.375% due 12/15/2028		2,300	2,270
6.375% due 11/21/2030		800	857

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		1,700	1,707

Beacon Roofing Supply, Inc.
4.500% due 11/15/2026		800	788

Becton Dickinson & Co.
2.823% due 05/20/2030		270	249

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (f)		1,014	799

Block Communications, Inc.
4.875% due 03/01/2028		1,600	1,511

Block, Inc.
2.750% due 06/01/2026		1,325	1,286
3.500% due 06/01/2031		1,400	1,278

Boeing Co.
3.250% due 02/01/2028		2,390	2,265
3.625% due 02/01/2031		1,075	985
5.040% due 05/01/2027		600	602
5.150% due 05/01/2030		2,835	2,843
5.805% due 05/01/2050		1,850	1,788
5.930% due 05/01/2060		2,570	2,464
6.388% due 05/01/2031		1,400	1,489

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		870	844

Boston Scientific Corp.
2.650% due 06/01/2030		720	662

Boyne USA, Inc.
4.750% due 05/15/2029		1,000	962

British Airways Pass-Through Trust
2.900% due 09/15/2036		1,120	997
4.250% due 05/15/2034		777	746

Broadcom, Inc.
2.600% due 02/15/2033		1,000	858
3.137% due 11/15/2035		906	775

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.187% due 11/15/2036		$5,240	$4,443
3.419% due 04/15/2033		2,380	2,163
3.469% due 04/15/2034		5,534	4,986
4.300% due 11/15/2032		1,590	1,562
4.926% due 05/15/2037		1,038	1,038

Builders FirstSource, Inc.
4.250% due 02/01/2032		725	671

BWX Technologies, Inc.
4.125% due 06/30/2028		1,770	1,709

CA Magnum Holdings
5.375% due 10/31/2026		2,400	2,370

Cablevision Lightpath LLC
3.875% due 09/15/2027		325	311

Cameron LNG LLC
3.302% due 01/15/2035		300	259
3.402% due 01/15/2038		400	342
3.701% due 01/15/2039		300	259

Canadian Pacific Railway Co.
4.200% due 11/15/2069		270	219

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028		2,095	2,010

Carnival Corp.
4.000% due 08/01/2028		6,550	6,330

Catalent Pharma Solutions, Inc.
2.375% due 03/01/2028	EUR	1,400	1,535

CCO Holdings LLC
5.125% due 05/01/2027		$3,000	2,955
5.375% due 06/01/2029		1,000	964

Centene Corp.
4.250% due 12/15/2027		2,200	2,162

Cerdia Finanz GmbH
9.375% due 10/03/2031 (b)		1,500	1,534

CF Industries, Inc.
5.150% due 03/15/2034		2,825	2,860

Charles River Laboratories International, Inc.
4.250% due 05/01/2028		420	409

Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,546
3.750% due 02/15/2028		1,300	1,248
3.850% due 04/01/2061		3,325	2,041
3.900% due 06/01/2052		1,875	1,230

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,356

Cheniere Energy Partners LP
4.000% due 03/01/2031		2,625	2,486

Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	2,186
5.500% due 01/15/2028		$300	291

Chesapeake Energy Corp.
5.500% due 02/01/2026		1,600	1,598

Chobani LLC
4.625% due 11/15/2028		1,900	1,852

Choice Hotels International, Inc.
3.700% due 12/01/2029		1,850	1,757

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,725	1,657

Community Health Systems, Inc.
5.250% due 05/15/2030		2,150	1,980
5.625% due 03/15/2027		2,275	2,240
6.000% due 01/15/2029		1,000	972

Consolidated Communications, Inc.
5.000% due 10/01/2028		550	507

Constellation Brands, Inc.
4.100% due 02/15/2048		1,000	847

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (c)		607	554

Continental Wind LLC
6.000% due 02/28/2033		142	147

Coty, Inc.
3.875% due 04/15/2026	EUR	775	863
5.000% due 04/15/2026		$1,607	1,601

CVS Pass-Through Trust
5.773% due 01/10/2033		212	215

44	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.926% due 01/10/2034		$23	$24
6.036% due 12/10/2028		45	46
6.943% due 01/10/2030		4,752	4,975
7.507% due 01/10/2032		3,741	3,989
8.353% due 07/10/2031		812	886

DAE Funding LLC
2.625% due 03/20/2025		4,000	3,957

DCP Midstream Operating LP
3.250% due 02/15/2032		2,350	2,085
5.625% due 07/15/2027		1,170	1,204

Dell International LLC
8.100% due 07/15/2036		594	740

Delta Air Lines, Inc.
4.500% due 10/20/2025		1,500	1,491
4.750% due 10/20/2028		2,705	2,703

Directv Financing LLC
5.875% due 08/15/2027		2,900	2,849

DT Midstream, Inc.
4.125% due 06/15/2029		1,480	1,417

Ecopetrol SA
7.375% due 09/18/2043		2,130	1,965

Edgewell Personal Care Co.
4.125% due 04/01/2029		825	781

Edwards Lifesciences Corp.
4.300% due 06/15/2028		368	368

Elanco Animal Health, Inc.
6.650% due 08/28/2028		1,470	1,525

ELO SACA
4.875% due 12/08/2028	EUR	2,500	2,476

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050		$1,700	1,105

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		1,000	952

Energy Transfer LP
3.750% due 05/15/2030		780	745
5.250% due 04/15/2029		200	206
5.950% due 12/01/2025		40	40
6.000% due 02/01/2029		1,975	2,025
6.125% due 12/15/2045		2,080	2,172
6.500% due 02/01/2042		800	877

Eni SpA
5.500% due 05/15/2034		3,425	3,549

EnLink Midstream LLC
5.625% due 01/15/2028		750	770

Enterprise Products Operating LLC
4.200% due 01/31/2050		200	171

EQM Midstream Partners LP
4.500% due 01/15/2029		2,220	2,174
6.000% due 07/01/2025		144	144
6.500% due 07/01/2027		1,930	1,989

EQT Corp.
5.000% due 01/15/2029		900	911
7.000% due 02/01/2030		2,000	2,185

ESAB Corp.
6.250% due 04/15/2029		2,000	2,057

Expedia Group, Inc.
6.250% due 05/01/2025		1,323	1,327

FAGE International SA
5.625% due 08/15/2026		330	328

Fair Isaac Corp.
4.000% due 06/15/2028		2,095	2,029

Ferguson Finance PLC
3.250% due 06/02/2030		600	560

First Student Bidco, Inc.
4.000% due 07/31/2029		2,675	2,512

Flutter Treasury Designated Activity Co.
6.375% due 04/29/2029		4,000	4,145

Foundation Building Materials, Inc.
6.000% due 03/01/2029		375	331

Freeport-McMoRan, Inc.
4.375% due 08/01/2028		1,000	993

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031		2,940	2,488

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Frontier Communications Holdings LLC
5.875% due 10/15/2027		$2,750	$2,763

Full House Resorts, Inc.
8.250% due 02/15/2028		2,975	2,982

Gap, Inc.
3.625% due 10/01/2029		3,100	2,807
3.875% due 10/01/2031		1,550	1,357

Garda World Security Corp.
4.625% due 02/15/2027		660	649

Gartner, Inc.
3.750% due 10/01/2030		2,825	2,654

Gazprom PJSC Via Gaz Capital SA
8.625% due 04/28/2034		5,500	4,262

General Motors Co.
6.800% due 10/01/2027		600	635

Global Medical Response, Inc. (8.750% Cash and 1.250% PIK)
10.000% due 10/31/2028 (c)		2,577	2,592

GN Bondco LLC
9.500% due 10/15/2031		3,300	3,477

goeasy Ltd.
9.250% due 12/01/2028		2,000	2,155

Gray Oak Pipeline LLC
3.450% due 10/15/2027		470	455

Gray Television, Inc.
4.750% due 10/15/2030		2,000	1,274

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		3,700	3,921

Guara Norte SARL
5.198% due 06/15/2034		2,484	2,368

GYP Holdings Corp.
4.625% due 05/01/2029		400	382

HCA, Inc.
3.500% due 09/01/2030		1,230	1,159
5.375% due 09/01/2026		2,813	2,845
5.625% due 09/01/2028		3,224	3,348
5.875% due 02/01/2029		1,600	1,677

HealthEquity, Inc.
4.500% due 10/01/2029		2,000	1,935

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	5,765
3.750% due 05/01/2029		5,000	4,743
4.000% due 05/01/2031		1,375	1,287

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		1,100	999
5.000% due 06/01/2029		1,675	1,593

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032		2,225	2,306

Imola Merger Corp.
4.750% due 05/15/2029		4,325	4,224

Infor, Inc.
1.750% due 07/15/2025		900	874

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028		2,150	2,137

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		5,213	5,001

Inter Media & Communication SpA
6.750% due 02/09/2027	EUR	793	897

International Distribution Services PLC
7.375% due 09/14/2030	GBP	1,000	1,380

IQVIA, Inc.
5.700% due 05/15/2028		$1,000	1,039

JetBlue Airways Corp.
9.875% due 09/20/2031		1,200	1,265

JetBlue Pass-Through Trust
4.000% due 05/15/2034		1,480	1,424

John Lewis PLC
4.250% due 12/18/2034	GBP	800	841

KazMunayGas National Co. JSC
5.375% due 04/24/2030		$1,600	1,616
5.750% due 04/19/2047		3,600	3,334

Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	11,800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Heinz Foods Co.
4.375% due 06/01/2046		$4,600	$4,074
6.875% due 01/26/2039		1,000	1,180

LABL, Inc.
6.750% due 07/15/2026		1,900	1,900

Las Vegas Sands Corp.
3.900% due 08/08/2029		1,630	1,555

Leidos, Inc.
2.300% due 02/15/2031		950	826
4.375% due 05/15/2030		640	630

Level 3 Financing, Inc.
11.000% due 11/15/2029		2,725	3,021

Leviathan Bond Ltd.
6.500% due 06/30/2027		1,470	1,396

LifePoint Health, Inc.
11.000% due 10/15/2030		2,400	2,711

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		2,000	1,927
4.750% due 10/15/2027		480	474

Marriott International, Inc.
3.500% due 10/15/2032		2,210	2,024

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		550	518

Masco Corp.
4.500% due 05/15/2047		490	433

Medline Borrower LP
6.250% due 04/01/2029		4,000	4,126

Melco Resorts Finance Ltd.
4.875% due 06/06/2025		700	694
5.375% due 12/04/2029		4,100	3,849

MGM China Holdings Ltd.
4.750% due 02/01/2027		3,900	3,794

MGM Resorts International
5.500% due 04/15/2027		1,110	1,115

Midwest Gaming Borrower LLC
4.875% due 05/01/2029		1,400	1,344

Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,145

MPH Acquisition Holdings LLC
5.500% due 09/01/2028		$750	541

MPLX LP
4.250% due 12/01/2027		100	100

National Football League
5.480% due 10/05/2028 «(k)		6,600	6,796
5.580% due 10/05/2033 «(k)		5,000	5,202

National Fuel Gas Co.
2.950% due 03/01/2031		1,150	1,016

NCL Corp. Ltd.
3.625% due 12/15/2024		951	950
5.875% due 02/15/2027		900	904
8.125% due 01/15/2029		2,000	2,140

Netflix, Inc.
3.625% due 06/15/2030	EUR	2,000	2,294
3.875% due 11/15/2029		3,200	3,712

New Albertsons LP
6.570% due 02/23/2028		$800	797

Newell Brands, Inc.
4.875% due 06/01/2025		480	478

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029		1,325	889

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		3,000	2,926

Noble Finance LLC
8.000% due 04/15/2030		5,000	5,163

Novelis Corp.
3.250% due 11/15/2026		600	580
3.875% due 08/15/2031		700	641

NPC Ukrenergo
6.875% due 11/09/2028		600	383

NuStar Logistics LP
5.750% due 10/01/2025		1,800	1,804
6.375% due 10/01/2030		1,310	1,360

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	45

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NVR, Inc.
3.000% due 05/15/2030		$940	$871

NXP BV
3.150% due 05/01/2027		200	194
3.875% due 06/18/2026		1,400	1,389

Occidental Petroleum Corp.
5.500% due 12/01/2025		2,625	2,638
6.375% due 09/01/2028		3,980	4,188
6.450% due 09/15/2036		250	270
6.625% due 09/01/2030		1,990	2,148
8.875% due 07/15/2030		1,040	1,227

OEG Finance PLC
7.250% due 09/27/2029	EUR	1,800	2,043

Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028		1,750	1,878
4.250% due 10/01/2028		$1,700	1,625

ON Semiconductor Corp.
3.875% due 09/01/2028		1,820	1,737

Open Text Holdings, Inc.
4.125% due 02/15/2030		600	564

Oracle Corp.
3.850% due 04/01/2060		3,200	2,412

Organon & Co.
4.125% due 04/30/2028		8,000	7,699

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027		3,100	2,984

Pertamina Persero PT
4.150% due 02/25/2060		1,000	795
4.175% due 01/21/2050		1,500	1,249
4.700% due 07/30/2049		3,000	2,710
6.500% due 05/27/2041		3,000	3,374
6.500% due 11/07/2048		3,500	3,957

Petroleos de Venezuela SA
5.375% due 04/12/2027		11,221	1,091
5.500% due 04/12/2037		47,485	4,733

Petroleos Mexicanos
6.350% due 02/12/2048		4,526	3,138
6.375% due 01/23/2045		8,510	5,938
6.750% due 09/21/2047		13,456	9,650
6.950% due 01/28/2060		4,262	3,059
7.690% due 01/23/2050		12,470	9,751

PetSmart, Inc.
4.750% due 02/15/2028		1,350	1,296
7.750% due 02/15/2029		825	815

Picard Groupe SAS
6.375% due 07/01/2029	EUR	2,000	2,294

Pinnacle Bidco PLC
8.250% due 10/11/2028		3,000	3,544

Post Holdings, Inc.
4.625% due 04/15/2030		$2,510	2,404

Prestige Brands, Inc.
3.750% due 04/01/2031		850	779
5.125% due 01/15/2028		100	99

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		2,000	2,065

Prime Security Services Borrower LLC
3.375% due 08/31/2027		2,400	2,283
5.750% due 04/15/2026		1,440	1,448

ProFrac Holdings LLC
11.842% (TSFR3M + 7.250%) due 01/23/2029 ~		644	667

Prosus NV
1.539% due 08/03/2028	EUR	1,500	1,554
1.985% due 07/13/2033		2,350	2,181
3.061% due 07/13/2031		$1,850	1,633
3.680% due 01/21/2030		1,200	1,132
3.832% due 02/08/2051		2,000	1,409

PTC, Inc.
4.000% due 02/15/2028		200	194

Quanta Services, Inc.
2.900% due 10/01/2030		975	898

ReNew Pvt Ltd.
5.875% due 03/05/2027		478	470

Rivian Holdings LLC
11.359% due 10/15/2026 •		5,300	5,366

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rockies Express Pipeline LLC
4.800% due 05/15/2030		$2,480	$2,339

Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	1,131
5.750% due 10/15/2027		$3,200	3,302

Royal Caribbean Cruises Ltd.
5.625% due 09/30/2031		2,000	2,027

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,300	2,295
5.625% due 03/01/2025		2,452	2,454

Sabre Global, Inc.
8.625% due 06/01/2027		215	212

Sands China Ltd.
2.850% due 03/08/2029		3,700	3,363
3.800% due 01/08/2026		1,000	984
5.125% due 08/08/2025		2,100	2,097
5.400% due 08/08/2028		1,425	1,440

Santos Finance Ltd.
3.649% due 04/29/2031		1,325	1,205

Sartorius Finance BV
4.500% due 09/14/2032	EUR	2,500	2,938
4.875% due 09/14/2035		5,200	6,226

Sasol Financing USA LLC
4.375% due 09/18/2026		$1,800	1,750
6.500% due 09/27/2028		4,350	4,316

Saudi Arabian Oil Co.
3.250% due 11/24/2050		550	388
3.500% due 11/24/2070		2,000	1,341

Seadrill Finance Ltd.
8.375% due 08/01/2030		3,350	3,500

Seagate HDD Cayman
9.625% due 12/01/2032		3,698	4,297

Sensata Technologies BV
4.000% due 04/15/2029		2,500	2,385

SIG Combibloc PurchaseCo SARL
2.125% due 06/18/2025	EUR	1,400	1,543

Simmons Foods, Inc.
4.625% due 03/01/2029		$250	237

Sirius XM Radio, Inc.
3.875% due 09/01/2031		1,050	916
4.125% due 07/01/2030		1,200	1,089

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028		1,000	1,047

Sociedad Quimica y Minera de Chile SA
5.500% due 09/10/2034		3,000	3,005

Southern Co.
3.700% due 04/30/2030		2,300	2,224

Southwestern Energy Co.
5.375% due 02/01/2029		660	658

Speedway Motorsports LLC
4.875% due 11/01/2027		950	934

Spirit AeroSystems, Inc.
9.750% due 11/15/2030		2,000	2,232

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		65	57
4.100% due 10/01/2029		321	301

Spirit Loyalty Cayman Ltd.
8.000% due 09/20/2025		1,800	991

Stagwell Global LLC
5.625% due 08/15/2029		1,400	1,355

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,990	4,297
3.375% due 01/15/2031		$6,420	5,725
4.375% due 07/15/2030		1,190	1,127
4.750% due 01/15/2028		1,200	1,176
5.000% due 02/15/2027		1,170	1,161

Station Casinos LLC
4.500% due 02/15/2028		1,220	1,179
4.625% due 12/01/2031		2,000	1,856

Stryker Corp.
2.900% due 06/15/2050		400	282

Sunoco LP
4.500% due 05/15/2029		1,875	1,804

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Superior Plus LP
4.500% due 03/15/2029		$800	$759

T-Mobile USA, Inc.
2.050% due 02/15/2028		1,600	1,491
2.550% due 02/15/2031		1,165	1,039
2.625% due 02/15/2029		2,475	2,307
2.875% due 02/15/2031		3,210	2,921
3.000% due 02/15/2041		1,700	1,306
3.875% due 04/15/2030		4,650	4,523

TeamSystem SpA
3.500% due 02/15/2028	EUR	400	431

TEGNA, Inc.
4.625% due 03/15/2028		$1,550	1,485
4.750% due 03/15/2026		1,000	988

Teleflex, Inc.
4.625% due 11/15/2027		200	197

Tenet Healthcare Corp.
4.625% due 06/15/2028		660	648

Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	6,200	5,027

TK Elevator Midco GmbH
4.375% due 07/15/2027		1,000	1,106

Topaz Solar Farms LLC
5.750% due 09/30/2039		$577	574

TopBuild Corp.
4.125% due 02/15/2032		1,000	922

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		800	696

Travel & Leisure Co.
4.625% due 03/01/2030		1,100	1,030

TreeHouse Foods, Inc.
4.000% due 09/01/2028		1,690	1,566

Triton Water Holdings, Inc.
6.250% due 04/01/2029		3,400	3,400

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		134	130

Twilio, Inc.
3.625% due 03/15/2029		1,800	1,676

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		192	189

U.S. Foods, Inc.
4.750% due 02/15/2029		600	586

U.S. Renal Care, Inc.
10.625% due 06/28/2028		779	684

UKG, Inc.
6.875% due 02/01/2031		7,100	7,342

United Airlines Pass-Through Trust
2.700% due 11/01/2033		242	217
2.900% due 11/01/2029		521	478
3.100% due 01/07/2030		173	165
3.500% due 09/01/2031		355	335
4.150% due 02/25/2033		1,021	982
5.800% due 07/15/2037		2,933	3,090
5.875% due 04/15/2029		2,651	2,708

United Airlines, Inc.
4.375% due 04/15/2026		2,980	2,935

Univision Communications, Inc.
4.500% due 05/01/2029		1,100	984

Valaris Ltd.
8.375% due 04/30/2030		1,200	1,237

Vale Overseas Ltd.
3.750% due 07/08/2030		460	439
6.875% due 11/10/2039		448	500

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		7,700	7,283
3.875% due 11/01/2033		4,300	3,860

Venture Global LNG, Inc.
7.000% due 01/15/2030		1,600	1,636
8.125% due 06/01/2028		3,000	3,130
8.375% due 06/01/2031		2,500	2,642
9.500% due 02/01/2029		6,800	7,664

Verisure Holding AB
3.250% due 02/15/2027	EUR	2,000	2,189

46	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029		$550	$549

Viper Energy Partners LP
5.375% due 11/01/2027		2,560	2,554

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	6,161
5.250% due 05/15/2029		100	126
5.500% due 05/15/2029		$5,910	5,673

Virgin Media Vendor Financing Notes DAC
4.875% due 07/15/2028	GBP	3,100	3,839

Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031		$3,850	3,412

VOC Escrow Ltd.
5.000% due 02/15/2028		2,518	2,490

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	400	421

Walgreens Boots Alliance, Inc.
3.600% due 11/20/2025	GBP	2,700	3,499

Wand NewCo 3, Inc.
7.625% due 01/30/2032		$850	896

Western Digital Corp.
4.750% due 02/15/2026		3,040	3,026

Western Midstream Operating LP
3.100% due 02/01/2025		200	198

White Cap Buyer LLC
6.875% due 10/15/2028		1,050	1,061

Windstream Escrow LLC
7.750% due 08/15/2028		1,000	1,002

WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	800	811

Woodside Finance Ltd.
5.100% due 09/12/2034		$4,500	4,472

WR Grace Holdings LLC
4.875% due 06/15/2027		1,810	1,786

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028		2,760	2,664

Wynn Las Vegas LLC
5.250% due 05/15/2027		3,800	3,805

Wynn Macau Ltd.
5.625% due 08/26/2028		5,325	5,174

Wynn Resorts Finance LLC
5.125% due 10/01/2029		2,250	2,224

Yellowstone Energy LP
5.750% due 12/31/2026 «		1,156	1,145

Yinson Boronia Production BV
8.947% due 07/31/2042		5,275	5,649

Yum! Brands, Inc.
4.625% due 01/31/2032		2,125	2,037

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		260	233

ZF North America Capital, Inc.
6.750% due 04/23/2030		5,975	6,030
6.875% due 04/14/2028		2,000	2,021
6.875% due 04/23/2032		5,200	5,222

ZipRecruiter, Inc.
5.000% due 01/15/2030		1,000	906

			774,925

UTILITIES 4.7%

Alabama Power Co.
1.450% due 09/15/2030		1,570	1,344

Ameren Illinois Co.
3.250% due 03/15/2050		300	221

AT&T, Inc.
2.750% due 06/01/2031		1,000	904
3.550% due 09/15/2055		6,991	5,118
3.650% due 09/15/2059		5,552	4,032
3.800% due 12/01/2057		1,157	877

Blue Racer Midstream LLC
7.000% due 07/15/2029		1,000	1,040

Centrais Eletricas Brasileiras SA
3.625% due 02/04/2025		600	596

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clearway Energy Operating LLC
3.750% due 02/15/2031		$2,665	$2,443

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030		600	603

CrownRock LP
5.000% due 05/01/2029		1,325	1,342

Duke Energy Corp.
3.750% due 04/01/2031	EUR	4,150	4,675

Duke Energy Florida LLC
1.750% due 06/15/2030		$900	788

Edison International
3.550% due 11/15/2024		400	399

Electricite de France SA
5.250% due 10/13/2055		300	286
6.000% due 04/22/2064		3,100	3,150
9.125% due 03/15/2033 •(i)		6,100	6,959

Enel Finance International NV
2.500% due 07/12/2031		1,700	1,479
6.000% due 10/07/2039		1,300	1,395

Entergy Corp.
2.950% due 09/01/2026		100	98

Entergy Texas, Inc.
1.750% due 03/15/2031		2,000	1,697

Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		2,000	2,038

Exelon Corp.
4.050% due 04/15/2030		790	778
4.700% due 04/15/2050		200	184

FirstEnergy Corp.
2.250% due 09/01/2030		280	248

FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,000	1,893

FORESEA Holding SA
7.500% due 06/15/2030		1,225	1,174

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		4,800	2,472

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		300	290

Kentucky Utilities Co.
3.300% due 06/01/2050		100	73

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		650	645

Narragansett Electric Co.
3.395% due 04/09/2030		600	569

National Grid PLC
0.750% due 09/01/2033	EUR	4,200	3,697

NextEra Energy Capital Holdings, Inc.
2.200% due 12/02/2026	AUD	6,900	4,529

NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,609
7.768% due 12/15/2037		1,139	1,349

Niagara Energy SAC
5.746% due 10/03/2034 (b)		1,600	1,610

NiSource, Inc.
3.600% due 05/01/2030		1,000	961

ONEOK, Inc.
5.050% due 11/01/2034		4,100	4,083
6.350% due 01/15/2031		1,000	1,084

Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	281
2.500% due 02/01/2031		1,400	1,227
2.950% due 03/01/2026		400	391
3.150% due 01/01/2026		1,110	1,089
3.250% due 06/01/2031		350	319
3.300% due 03/15/2027		700	681
3.300% due 12/01/2027		2,900	2,799
3.500% due 06/15/2025		1,610	1,593
3.500% due 08/01/2050		130	94
3.750% due 07/01/2028		150	146
3.750% due 08/15/2042		100	79
3.950% due 12/01/2047		1,000	788
4.200% due 03/01/2029		2,000	1,969
4.200% due 06/01/2041		500	423
4.250% due 03/15/2046		200	165

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.300% due 03/15/2045		$600	$503
4.450% due 04/15/2042		500	436
4.500% due 07/01/2040		1,400	1,264
4.600% due 06/15/2043		300	265
4.650% due 08/01/2028		800	804
4.950% due 07/01/2050		444	404

Pattern Energy Operations LP
4.500% due 08/15/2028		920	891

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,757
4.000% due 06/30/2050		5,400	4,176
4.375% due 02/05/2050		1,000	834
4.875% due 07/17/2049		3,200	2,827
6.150% due 05/21/2048		2,820	2,970

Rio Oil Finance Trust
8.200% due 04/06/2028		1,615	1,656

San Diego Gas & Electric Co.
1.700% due 10/01/2030		1,900	1,645

Southern California Edison Co.
2.850% due 08/01/2029		100	94
3.650% due 02/01/2050		1,475	1,149
4.650% due 10/01/2043		800	747
4.875% due 03/01/2049		300	285
5.625% due 02/01/2036		1,000	1,058
6.650% due 04/01/2029		200	218

Southern California Gas Co.
2.550% due 02/01/2030		800	734

Southern Gas Corridor CJSC
6.875% due 03/24/2026		6,980	7,149

System Energy Resources, Inc.
2.140% due 12/09/2025		1,200	1,163

Targa Resources Partners LP
4.000% due 01/15/2032		775	730
4.875% due 02/01/2031		4,645	4,614
6.875% due 01/15/2029		580	595

Telecom Italia Capital SA
7.200% due 07/18/2036		100	105

Telecom Italia SpA
7.875% due 07/31/2028	EUR	3,300	4,155

Tierra Mojada Luxembourg SARL
5.750% due 12/01/2040		$4,646	4,416

Verizon Communications, Inc.
2.550% due 03/21/2031		1,209	1,080
2.987% due 10/30/2056		4,300	2,823

Vodafone Group PLC
4.875% due 06/19/2049		930	856
5.125% due 06/19/2059		700	653
5.250% due 05/30/2048		1,000	987
7.875% due 02/15/2030		30	35

Yinson Production Financial Services Pte Ltd.
9.625% due 05/03/2029		1,200	1,233

			139,087

Total Corporate Bonds & Notes (Cost $1,499,034)			1,416,275

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		679	775

Total Municipal Bonds & Notes (Cost $895)			775

U.S. GOVERNMENT AGENCIES 17.2%

Fannie Mae
0.000% due 09/25/2040 •(a)		294	14
0.405% due 09/25/2037 •(a)		341	33
5.906% due 10/18/2030 •		1	1
6.500% due 06/25/2028		7	6
6.850% due 12/18/2027		5	4

Freddie Mac
5.957% due 09/15/2030 •		2	2

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	47

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.323% due 10/25/2044 - 02/25/2045 •	$26	$24
6.500% due 07/25/2043	3	3
6.523% due 07/25/2044 •	35	33

Ginnie Mae
3.625% (H15T1Y + 1.500%) due 07/20/2026 ~	1	1
3.750% due 11/20/2026 - 11/20/2027 •	3	3
4.625% (H15T1Y + 1.500%) due 03/20/2026 ~	1	1
4.875% (H15T1Y + 1.500%) due 05/20/2026 ~	1	1
6.112% due 09/16/2042 ~	143	143

Uniform Mortgage-Backed Security
3.000% due 02/01/2047	537	492
3.500% due 11/01/2045 - 10/01/2048	5,479	5,175
4.000% due 07/01/2048 - 06/01/2049	1,202	1,169
5.000% due 11/01/2035	15	15
6.000% due 04/01/2054	4,854	4,970

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2054	67,400	60,573
4.000% due 11/01/2054	35,000	33,644
4.500% due 11/01/2054 - 12/01/2054	91,300	89,849
5.000% due 11/01/2054	28,700	28,688
5.500% due 10/01/2054 - 11/01/2054	39,600	40,062
6.000% due 11/01/2054	82,400	84,218
6.500% due 11/01/2054	159,500	164,365

Total U.S. Government Agencies (Cost $515,553)		513,489

U.S. TREASURY OBLIGATIONS 4.9%

U.S. Treasury Bonds
1.875% due 02/15/2041	57,400	42,116
2.875% due 05/15/2043 (m)(o)	12,532	10,408
3.125% due 02/15/2043 (m)	18,631	16,127
3.750% due 11/15/2043 (o)	1,500	1,412
3.875% due 02/15/2043 (o)	28,000	27,020
4.625% due 05/15/2044	21,700	23,005
4.750% due 11/15/2043 (m)(o)	11,700	12,624

U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2025 (m)(o)	1,582	1,554
0.375% due 07/15/2025 (m)	10,877	10,722

Total U.S. Treasury Obligations (Cost $164,205)		144,988

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%

Adjustable Rate Mortgage Trust
4.178% due 01/25/2036 ~	18	17

American Home Mortgage Assets Trust
5.159% due 05/25/2046 •	111	95
5.179% due 10/25/2046 •	391	212
5.823% due 02/25/2047 •	19,454	6,972

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	1,783	1,240
6.876% due 12/25/2035 •	480	163

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «	5,310	4,112

Banc of America Funding Trust
2.371% due 03/20/2036 ~	11	10
5.500% due 01/25/2036	14	14
5.715% due 09/20/2035 ~	22	18
6.000% due 07/25/2037	204	172
6.000% due 08/25/2037	56	46

Banc of America Mortgage Trust
4.859% due 02/25/2036 ~	6	6
5.130% due 11/20/2046 ~	407	369
5.612% due 06/25/2035 ~	45	39
6.000% due 10/25/2036	58	50

Barclays Commercial Mortgage Securities Trust
4.314% due 12/15/2051	600	597

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	$1	$1
4.798% due 02/25/2036 ~	144	132
4.813% due 01/25/2035 ~	205	200
5.069% due 01/25/2035 ~	5	4
5.628% due 08/25/2035 ~	203	191
5.688% due 01/25/2034 ~	1	1
6.540% due 01/25/2034 ~	3	3

Bear Stearns ALT-A Trust
4.227% due 03/25/2036 ~	130	106
4.302% due 08/25/2036 ~	248	169
4.583% due 11/25/2036 ~	97	43
4.654% due 11/25/2036 ~	89	49
5.080% due 11/25/2036 ~	1,989	1,029
5.240% due 09/25/2035 ~	303	182
5.309% due 08/25/2036 •	398	356
5.454% due 05/25/2035 ~	41	39

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,879	5,371
3.250% due 09/25/2063 ~	5,587	5,100

Chase Mortgage Finance Trust
5.500% due 11/25/2035	229	168
5.500% due 07/25/2037	930	65

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.179% due 10/25/2046 •	277	282
5.219% due 01/25/2036 •	44	41

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	1,100	1,074

Citigroup Global Markets Mortgage Securities
5.469% due 05/25/2032 •	5	5

Citigroup Mortgage Loan Trust
4.708% due 04/25/2037 ~	121	107
4.726% due 05/25/2035 ~	76	73
4.972% due 09/25/2037 ~	176	156
5.472% due 09/25/2037 ~	42	36
6.235% due 03/25/2034 ~	6	5
6.246% due 08/25/2035 ~	10	9
7.200% due 10/25/2035 •	77	77
7.230% due 10/25/2035 •	61	61
7.410% due 05/25/2035 •	5	5

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	412	358

Commercial Mortgage Trust
4.228% due 05/10/2051	1,000	970

Countrywide Alternative Loan Trust
4.712% due 02/25/2037 ~	356	313
4.789% due 10/25/2035 ~	6	5
5.209% due 06/25/2036 •	1,483	1,324
5.270% due 12/20/2046 •	663	571
5.285% due 07/20/2046 •	262	216
5.329% due 04/25/2046 •	4,348	4,015
5.355% due 09/20/2046 •	369	317
5.369% due 02/25/2036 •	3,435	2,830
5.500% due 03/25/2035	3,144	2,820
5.500% due 11/25/2035	495	285
5.500% due 12/25/2035	327	206
5.500% due 01/25/2036	98	56
5.735% due 11/20/2035 •	1,831	1,734
5.750% due 02/25/2035	259	176
6.000% due 10/25/2036	2,884	1,445
6.000% due 02/25/2037	2,404	956
6.123% due 12/25/2035 •	147	124
6.250% due 11/25/2036	644	488
6.250% due 12/25/2036 •	436	193
6.250% due 08/25/2037	2,727	1,347
6.315% due 03/25/2037 •	81	44

Countrywide Home Loan Mortgage Pass-Through Trust
5.429% due 05/25/2035 •	51	43
5.500% due 01/25/2035	165	165
5.500% due 09/25/2035	58	57
5.500% due 12/25/2035	162	89
6.000% due 05/25/2036	129	62
6.000% due 01/25/2037	2,717	1,329
6.116% due 02/25/2034 ~	19	19
6.241% due 07/20/2034 ~	67	65

Countrywide Home Loan Reperforming REMIC Trust
5.309% due 06/25/2035 •	34	32

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
5.820% due 06/25/2033 ~		$38	$36
6.000% due 01/25/2036		384	241

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.469% due 02/25/2035 •		822	797
5.500% due 12/25/2035		173	148

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.800% due 07/25/2036 þ		71	61

EMF-NL Prime BV
4.462% due 04/17/2041 •	EUR	238	259

Eurosail PLC
3.918% due 09/10/2044 •		4,400	4,788
5.799% due 09/13/2045 •	GBP	3,206	4,269
6.049% due 06/13/2045 •		2,137	2,855

First Horizon Mortgage Pass-Through Trust
5.424% due 02/25/2036 ~		$15	15
5.750% due 05/25/2037		413	149

GMAC Mortgage Corp. Loan Trust
3.618% due 04/19/2036 ~		30	24
4.471% due 11/19/2035 ~		25	22

GreenPoint Mortgage Funding Trust
5.509% due 11/25/2045 •		17	16

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.365% due 10/25/2033 ~		40	38

GSR Mortgage Loan Trust
4.502% due 05/25/2035 ~		125	103
4.609% due 01/25/2036 ~		28	26
5.051% due 11/25/2035 ~		71	68
5.460% due 06/25/2034 ~		7	7
5.549% due 08/25/2046 •		10,636	2,487
5.600% due 11/25/2035 ~		57	30
6.000% due 02/25/2036		971	442
6.000% due 03/25/2037		165	88
6.000% due 05/25/2037		44	32
6.609% due 09/25/2035 ~		2	2
7.175% due 05/25/2034 ~		34	33

HarborView Mortgage Loan Trust
4.337% due 06/19/2036 ~		106	54
5.459% due 09/19/2037 •		247	211
5.459% due 01/19/2038 •		342	303
5.489% due 12/19/2036 •		1,935	1,490

HomeBanc Mortgage Trust
5.489% due 01/25/2036 •		51	49

HPLY Trust
6.232% due 11/15/2036 •		164	164

IndyMac INDX Mortgage Loan Trust
3.545% due 07/25/2037 ~		90	57
4.029% due 08/25/2036 ~		46	29
4.129% due 06/25/2036 ~		180	158
5.449% due 07/25/2035 •		20	18
5.509% due 06/25/2037 •		61	73

JP Morgan Alternative Loan Trust
5.249% due 03/25/2037 •		534	415

JP Morgan Mortgage Trust
4.231% due 07/27/2037 ~		439	414
5.336% due 06/25/2036 ~		37	26
5.460% due 06/25/2037 ~		597	466
5.565% due 07/25/2035 ~		8	8
5.566% due 08/25/2035 ~		91	80
5.693% due 04/25/2035 ~		118	115
5.707% due 04/25/2036 ~		110	95
5.750% due 01/25/2036		188	84
6.530% due 11/25/2054 •		3,838	3,826

Lehman XS Trust
5.329% due 07/25/2037 •		248	225

MASTR Adjustable Rate Mortgages Trust
3.925% due 11/25/2033 ~		10	9
5.449% due 05/25/2037 •		84	35
5.649% due 05/25/2047 •		500	404

MASTR Alternative Loan Trust
5.369% due 03/25/2036 •		502	49

Merrill Lynch Alternative Note Asset Trust
4.779% due 06/25/2037 ~		78	38
5.289% due 01/25/2037 •		5,614	1,639

48	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
4.333% due 05/25/2034 ~	$75	$67
5.389% due 02/25/2036 •	382	373
5.603% due 11/25/2035 •	29	28

MFA Trust
1.381% due 04/25/2065 ~	1,861	1,771
6.775% due 10/25/2058 þ	2,549	2,601

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,590	2,515
3.250% due 05/25/2062 ~	277	273

Morgan Stanley Mortgage Loan Trust
3.492% due 11/25/2037 ~	553	392
6.000% due 10/25/2037	3,866	2,081

MortgageIT Mortgage Loan Trust
5.469% due 09/25/2037 •	2,884	2,141

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,750	2,648

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.320% due 03/25/2047 þ	68	64

OBX Trust
6.844% due 04/25/2063 þ	2,480	2,534

OPEN Trust
8.186% due 10/15/2028 •	9,041	9,148

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.729% due 12/25/2035 •	347	342

Prime Mortgage Trust
5.469% due 02/25/2035 •	48	48

PRPM LLC
6.959% due 02/25/2029 þ	1,099	1,105

RBSGC Mortgage Pass-Through Loan Trust
5.500% due 11/25/2035 ~	885	752

RBSSP Resecuritization Trust
6.500% due 10/26/2036 ~	799	686

Residential Accredit Loans, Inc. Trust
4.796% due 02/25/2035 ~	48	42
5.169% due 05/25/2037 •	201	181
5.349% due 07/25/2036 •	77	69
5.369% due 12/25/2046 •	113	96
5.429% due 05/25/2037 •	33	28
5.604% due 02/25/2036 ~	90	79
6.000% due 06/25/2036	47	37
6.000% due 05/25/2037	41	34
6.500% due 07/25/2036	182	153

Residential Asset Securitization Trust
4.750% due 12/26/2049	231	49
5.369% due 01/25/2046 •	718	193
6.000% due 02/25/2036	323	132
6.250% due 09/25/2037	1,853	782

Residential Funding Mortgage Securities, Inc. Trust
5.239% due 02/25/2036 ~	152	143
6.000% due 10/25/2036	189	149
6.092% due 09/25/2035 ~	122	83

Structured Adjustable Rate Mortgage Loan Trust
4.024% due 01/25/2035 ~	45	45
4.667% due 09/25/2036 ~	620	434
5.207% due 03/25/2036 ~	35	28
5.365% due 09/25/2035 ~	398	356
5.369% due 04/25/2047 •	235	203
5.569% due 10/25/2034 •	2,005	1,793

Structured Asset Mortgage Investments Trust
5.409% due 05/25/2036 •	561	451
5.489% due 05/25/2046 •	28	16
5.739% due 09/19/2032 •	3	3

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
7.352% due 06/25/2033 ~	12	12

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	8,475	8,147
5.969% due 10/25/2048 •	5,997	6,098
5.969% due 05/25/2058 •	318	329

Turkeys First National Bank
7.962% due 11/15/2034 «(k)	2,600	2,600

Verus Securitization Trust
4.889% due 03/25/2060 ~	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.999% due 02/25/2068 þ	$1,906	$1,920
6.665% due 09/25/2068 þ	6,010	6,132
7.070% due 10/25/2068 þ	6,813	6,994

Wachovia Mortgage Loan Trust LLC
4.223% due 08/20/2035 ~	60	55
6.456% due 10/20/2035 ~	9	9

WaMu Mortgage Pass-Through Certificates Trust
4.059% due 12/25/2036 ~	165	146
4.375% due 02/25/2037 ~	1,210	1,082
4.390% due 12/25/2046 •	103	89
4.524% due 02/27/2034 •	8	7
4.918% due 09/25/2036 ~	134	113
5.489% due 11/25/2045 •	391	370
5.509% due 12/25/2045 •	305	276
5.609% due 08/25/2045 •	199	198
5.823% due 02/25/2047 •	261	226
5.873% due 06/25/2047 •	29	23
6.003% due 10/25/2046 •	498	425
6.123% due 08/25/2046 •	701	641
6.171% due 07/25/2046 •	391	347
6.323% due 11/25/2042 •	1	1
6.523% due 06/25/2042 •	1	1
6.523% due 08/25/2042 •	1	1
6.577% due 09/25/2033 ~	1,006	1,002
6.623% due 10/25/2046 •	79	72

Washington Mutual Mortgage Pass-Through Certificates Trust
4.022% due 09/25/2036 þ	15,681	4,318
5.449% due 01/25/2047 •	303	270
5.963% due 05/25/2047 •	14	16

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	900	825

Wells Fargo Mortgage-Backed Securities Trust
6.440% due 11/25/2037 ~	149	133
6.574% due 04/25/2036 ~	11	10
7.413% due 09/25/2033 ~	11	11

Total Non-Agency Mortgage-Backed Securities (Cost $175,097)		157,643

ASSET-BACKED SECURITIES 11.8%

Aames Mortgage Investment Trust
6.274% due 06/25/2035 •	6,750	5,934

ABFC Trust
5.289% due 01/25/2037 •	491	278
5.409% due 01/25/2037 •	2,100	1,188

Accredited Mortgage Loan Trust
5.809% due 04/25/2035 •	503	503

ACE Securities Corp. Home Equity Loan Trust
5.569% due 02/25/2036 •	48	48

Allegro CLO Ltd.
6.529% due 01/19/2033 •	5,000	5,004

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •	1,017	1,018

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.677% due 04/25/2034 •	618	594
5.644% due 01/25/2036 •	1,400	1,383
5.749% due 05/25/2034 •	26	26

Argent Securities Trust
5.509% due 05/25/2036 •	549	134

Avis Budget Rental Car Funding AESOP LLC
5.360% due 06/20/2030	7,000	7,211

Bear Stearns Asset-Backed Securities Trust
5.769% due 10/27/2032 •	7	7
5.769% due 09/25/2046 •	1,194	1,144
6.019% due 01/25/2037 •	6,189	6,201
6.019% due 08/25/2037 •	214	192
6.219% due 08/25/2037 •	115	114
6.769% due 07/25/2035 •	10,769	10,744

Carrington Mortgage Loan Trust
5.449% due 06/25/2036 •	1,929	1,863
5.764% due 09/25/2035 •	766	745
5.794% due 02/25/2035 •	1,630	1,613

CarVal CLO Ltd.
6.516% due 07/16/2031 •	1,493	1,495

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cedar Funding CLO Ltd.
6.374% due 05/29/2032 •		$5,600	$5,609

Citigroup Mortgage Loan Trust
4.549% due 05/25/2036 þ		133	69
5.359% due 06/25/2037 •		354	352
5.469% due 08/25/2036 •		1,241	1,226

College Avenue Student Loans LLC
6.500% due 06/25/2054		4,844	5,051
6.930% due 06/25/2054 •		3,994	4,011
7.330% due 06/25/2054		2,600	2,725
7.580% due 06/25/2054		2,000	2,097
8.210% due 06/25/2054		500	533
10.120% due 06/25/2054		700	727

Countrywide Asset-Backed Certificates Trust
4.136% due 02/25/2036 ~		7,250	6,850
4.325% due 10/25/2046 ~		78	79
5.006% due 10/25/2035 ~		2,387	2,373
5.189% due 09/25/2037 •		54	57
5.229% due 11/25/2037 •		3,422	3,172
5.259% due 11/25/2037 •		5,047	4,744
5.429% due 05/25/2037 •		1,632	1,582
5.456% due 07/25/2035 ~		1,806	1,795
5.549% due 06/25/2037 •		2,698	2,653
5.669% due 11/25/2036 •		730	630
6.095% due 08/25/2035 þ		30	30

CRB Securitization Trust
6.960% due 10/20/2033		1,746	1,767

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 þ		220	62

Cumulus Static CLO DAC
4.742% due 11/15/2033 •	EUR	3,970	4,432
5.185% due 04/25/2033 •		1,893	2,113

CVC Cordatus Opportunity Loan Fund DAC
4.922% due 08/15/2033 •		6,440	7,202

Drive Auto Receivables Trust
5.310% due 01/16/2029		$6,000	6,079

Dryden Senior Loan Fund
6.429% due 10/19/2029 •		2,562	2,567

Fieldstone Mortgage Investment Trust
5.712% due 11/25/2036 •		869	530

First Franklin Mortgage Loan Trust
5.449% due 10/25/2036 •		764	508
6.244% due 07/25/2034 •		65	64

First NLC Trust
5.109% due 08/25/2037 •		132	67
5.249% due 08/25/2037 •		88	45

GLS Auto Receivables Issuer Trust
5.490% due 07/17/2028		3,800	3,851

GLS Auto Select Receivables Trust
6.670% due 12/17/2029		1,600	1,681

GSAA Home Equity Trust
5.309% due 09/25/2036 •		919	217
5.449% due 11/25/2036 •		10,852	3,335
5.569% due 03/25/2037 •		176	71
5.569% due 05/25/2047 •		102	62

GSAMP Trust
5.469% due 05/25/2046 •		2,839	2,702

Home Equity Asset Trust
5.529% due 08/25/2036 •		3,238	3,200

Home Equity Mortgage Loan Asset-Backed Trust
5.109% due 11/25/2036 •		4,568	4,281
5.159% due 04/25/2037 •		3,155	2,161
5.209% due 11/25/2036 •		1,600	1,293
5.629% due 03/25/2036 •		6,000	5,624

JP Morgan Mortgage Acquisition Corp.
5.479% due 02/25/2036 •		3,439	3,398
5.899% due 12/25/2035 •		1,618	1,579

JP Morgan Mortgage Acquisition Trust
5.269% due 07/25/2036 •		871	377

KKR CLO Ltd.
6.726% due 02/09/2035 •		5,500	5,505

LoanCore Issuer Ltd.
6.511% due 07/15/2036 •		4,717	4,707
6.892% due 01/17/2037 •		2,788	2,789

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	49

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
5.719% due 02/25/2034 •		$778	$774

Magnetite Ltd.
6.451% due 10/15/2031 •		9,342	9,348
6.782% due 04/20/2037 •		6,400	6,451

Marathon CLO Ltd.
6.662% due 01/20/2033 •		14,500	14,508

MASTR Asset-Backed Securities Trust
5.289% due 11/25/2036 •		17,983	10,777
5.794% due 10/25/2034 •		199	192

MASTR Specialized Loan Trust
6.094% due 11/25/2035 •		2,267	2,179

Merrill Lynch Mortgage Investors Trust
5.109% due 04/25/2047 •		948	388
5.489% due 03/25/2037 •		797	739
5.609% due 03/25/2037 •		416	386

Morgan Stanley ABS Capital, Inc. Trust
5.059% due 01/25/2037 •		460	208
5.109% due 10/25/2036 •		1,699	756
5.169% due 09/25/2036 •		1,432	495
5.189% due 10/25/2036 •		1,030	458
5.764% due 03/25/2034 •		414	429

Morgan Stanley Home Equity Loan Trust
5.319% due 04/25/2037 •		145	76

Morgan Stanley Mortgage Loan Trust
5.689% due 04/25/2037 •		201	55
6.000% due 04/25/2037 ~		10,891	3,869
6.226% due 10/25/2036 þ		179	52

Mountain View CLO Ltd.
6.761% due 04/15/2034 •		5,000	5,009

Nationstar Home Equity Loan Trust
5.419% due 03/25/2037 •		3,000	2,725

Navient Student Loan Trust
7.042% due 03/15/2072 •		1,074	1,082
7.230% due 03/15/2072		500	539

Neuberger Berman CLO Ltd.
6.555% due 01/28/2030 •		5,783	5,791

Neuberger Berman Loan Advisers CLO Ltd.
6.584% due 04/20/2031 •		8,713	8,719

New Century Home Equity Loan Trust
5.854% due 05/25/2034 •		3,313	3,295

Option One Mortgage Loan Trust
5.109% due 03/25/2037 •		204	185
5.189% due 01/25/2037 •		327	193
5.469% due 07/25/2036 •		1,290	758

Pagaya AI Debt Selection Trust
6.093% due 11/15/2031		422	427
7.128% due 06/16/2031		225	225
7.464% due 06/16/2031		500	503

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		927	242
5.909% due 05/25/2034 •		750	685

Residential Asset Mortgage Products Trust
5.409% due 12/25/2036 •		1,413	1,395

Residential Asset Securities Corp. Trust
6.064% due 03/25/2035 •		1,367	1,365

Rockford Tower Europe CLO DAC
5.075% due 04/24/2037 •	EUR	2,500	2,788

Santander Drive Auto Receivables Trust
5.450% due 03/15/2030		$2,405	2,448
6.400% due 03/17/2031		2,313	2,435
6.430% due 02/18/2031		5,400	5,644

Saxon Asset Securities Trust
5.269% due 05/25/2047 •		11,364	8,176
5.369% due 09/25/2047 •		5,026	4,763

Securitized Asset-Backed Receivables LLC Trust
5.089% due 12/25/2036 •		228	52
5.229% due 01/25/2037 •		6,350	6,070
5.389% due 11/25/2036 •		23,440	6,467
5.549% due 12/25/2035 •		223	218
5.929% due 10/25/2035 •		3,151	2,258

SG Mortgage Securities Trust
5.179% due 10/25/2036 •		2,000	1,498

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
6.150% due 09/15/2053		$3,769	$3,991
6.930% due 09/15/2053		1,996	2,155
6.992% due 09/15/2053 •		6,118	6,217
7.540% due 09/15/2053		408	434
8.870% due 09/15/2053		842	917

Sound Point CLO Ltd.
6.733% due 07/15/2034 •		5,000	5,004

Soundview Home Loan Trust
5.119% due 06/25/2037 •		2,304	1,556
5.229% due 02/25/2037 •		1,254	364

Specialty Underwriting & Residential Finance Trust
5.065% due 12/25/2036 •		196	192
5.239% due 04/25/2037 •		4,727	3,542

Start Ltd.
4.089% due 03/15/2044		242	234

Structured Asset Investment Loan Trust
5.119% due 09/25/2036 •		70	69
5.769% due 07/25/2034 •		3,721	3,806
5.869% due 04/25/2035 •		11,000	10,303

Structured Asset Securities Corp. Mortgage Loan Trust
5.599% due 11/25/2037 •		746	721

Symphony CLO Ltd.
6.847% due 04/15/2037 •		10,000	10,048

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		1,333	1,344

Trinitas CLO Ltd.
6.655% due 04/25/2033 •		7,000	7,009

Total Asset-Backed Securities (Cost $357,816)			352,074

SOVEREIGN ISSUES 16.6%

Angolan Government International Bond
8.000% due 11/26/2029		4,600	4,191
9.125% due 11/26/2049		2,200	1,828

Argentina Government International Bond
0.750% due 07/09/2030 þ		24,141	14,859
1.000% due 07/09/2029		2,318	1,511
3.500% due 07/09/2041 þ		17,680	8,097
4.125% due 07/09/2035 þ		3,241	1,562

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		2,725	2,862
6.250% due 10/31/2028		2,700	2,900

Brazil Government International Bond
2.875% due 06/06/2025		1,000	986
4.750% due 01/14/2050		7,101	5,450
6.125% due 03/15/2034		6,900	7,049

Chile Government International Bond
1.250% due 01/29/2040	EUR	4,530	3,625
4.950% due 01/05/2036		$537	545

Colombia Government International Bond
4.500% due 01/28/2026		7,100	7,035
4.500% due 03/15/2029		5,000	4,752
5.200% due 05/15/2049		5,700	4,234
7.500% due 02/02/2034		5,500	5,720
8.750% due 11/14/2053		4,600	5,056

Costa Rica Government International Bond
6.125% due 02/19/2031		1,000	1,039
7.300% due 11/13/2054		1,700	1,881

Dominican Republic International Bond
4.875% due 09/23/2032		3,550	3,386
5.875% due 01/30/2060		3,100	2,912
6.500% due 02/15/2048		1,250	1,289
6.850% due 01/27/2045		4,800	5,128
6.875% due 01/29/2026		4,000	4,078

Ecuador Government International Bond
0.000% due 07/31/2030 (f)		585	329
5.000% due 07/31/2040 þ		2,778	1,455
5.500% due 07/31/2035 þ		14,181	8,119
6.900% due 07/31/2030 þ		7,713	5,635

Egypt Government International Bond
4.750% due 04/11/2025	EUR	4,200	4,649
6.375% due 04/11/2031		13,700	12,825
7.053% due 01/15/2032		$2,200	1,910

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 02/16/2061		$4,000	$2,905
7.625% due 05/29/2032		700	622
8.750% due 09/30/2051		1,900	1,559

El Salvador Government International Bond
0.250% due 04/17/2030 (a)		5,000	115
7.125% due 01/20/2050		4,325	3,291
9.250% due 04/17/2030		5,000	4,983

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		4,900	3,041
3.125% due 09/30/2049		3,000	2,207

Ghana Government International Bond
6.375% due 02/11/2027 ^(d)		900	472
7.875% due 03/26/2027 ^(d)		4,980	2,640
7.875% due 02/11/2035 ^(d)		2,000	1,064
8.750% due 03/11/2061 ^(d)		1,500	807
8.950% due 03/26/2051 ^(d)		3,100	1,664

Guatemala Government International Bond
4.500% due 05/03/2026		4,000	3,952
4.900% due 06/01/2030		1,400	1,369
5.375% due 04/24/2032		700	697
6.125% due 06/01/2050		1,400	1,344

Hungary Government International Bond
3.125% due 09/21/2051		2,100	1,407
5.375% due 09/12/2033	EUR	9,200	11,040

Indonesia Government International Bond
1.300% due 03/23/2034		2,700	2,463
3.650% due 09/10/2032		3,800	4,246

Israel Government International Bond
1.750% due 08/31/2025	ILS	20,500	5,382
3.800% due 05/13/2060		$2,480	1,724

Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	4,528
5.250% due 03/22/2030		3,300	3,511
5.875% due 10/17/2031		2,000	2,112
8.250% due 01/30/2037		$900	927

Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	207,829	9,214
3.771% due 05/24/2061		$29,126	19,104
4.280% due 08/14/2041		724	593
4.400% due 02/12/2052		1,007	776
4.750% due 04/27/2032		1,600	1,542
5.000% due 04/27/2051		2,000	1,692
5.750% due 10/12/2110		2,000	1,743

Nigeria Government International Bond
6.125% due 09/28/2028		2,600	2,366
6.500% due 11/28/2027		5,700	5,360
7.143% due 02/23/2030		3,000	2,728
7.375% due 09/28/2033		1,600	1,363
7.875% due 02/16/2032		3,000	2,706

North Macedonia Government International Bond
3.675% due 06/03/2026	EUR	2,000	2,191

Oman Government International Bond
5.625% due 01/17/2028		$5,000	5,123
6.000% due 08/01/2029		1,100	1,155
6.750% due 01/17/2048		4,980	5,404

Pakistan Government International Bond
6.000% due 04/08/2026		2,200	2,068
7.375% due 04/08/2031		2,200	1,869

Panama Government International Bond
3.750% due 03/16/2025		400	398
4.500% due 04/16/2050		3,300	2,434
6.400% due 02/14/2035		9,900	10,136
6.700% due 01/26/2036		10,200	10,655
6.853% due 03/28/2054		1,600	1,624
7.500% due 03/01/2031		4,100	4,490
9.375% due 04/01/2029		2,100	2,443

Paraguay Government International Bond
5.600% due 03/13/2048		1,500	1,441
6.000% due 02/09/2036		2,000	2,116

Peru Government International Bond
2.783% due 01/23/2031		2,175	1,945
6.900% due 08/12/2037	PEN	20,800	5,787
8.750% due 11/21/2033		$3,440	4,335

Poland Government International Bond
5.500% due 03/18/2054		4,700	4,809

50	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatar Government International Bond
4.400% due 04/16/2050		$3,200	$2,977
4.817% due 03/14/2049		4,200	4,155

Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	2,300	2,083
9.500% due 07/31/2031		$2,000	1,951

Republic of Kenya Government International Bond
7.000% due 05/22/2027		700	689
8.000% due 05/22/2032		1,600	1,491
9.750% due 02/16/2031		2,100	2,126

Republic of Uzbekistan International Bond
5.375% due 05/29/2027	EUR	2,000	2,245

Romania Government International Bond
2.000% due 04/14/2033		2,000	1,733
2.625% due 12/02/2040		3,750	2,795
2.750% due 04/14/2041		425	320
2.875% due 04/13/2042		45	34
4.625% due 04/03/2049		1,720	1,614
5.250% due 05/30/2032		700	783
5.375% due 03/22/2031		2,650	3,026
5.625% due 05/30/2037		675	743

Saudi Government International Bond
3.450% due 02/02/2061		$2,000	1,366
3.750% due 01/21/2055		3,100	2,295
4.500% due 10/26/2046		28,500	25,165
5.000% due 04/17/2049		300	283

Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	729
5.375% due 06/08/2037		2,600	2,134
6.250% due 05/23/2033		$2,500	2,159
7.750% due 06/10/2031		5,000	4,769

Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,700	1,690
1.500% due 06/26/2029		6,500	6,455
1.650% due 03/03/2033		2,500	2,195
2.050% due 09/23/2036		900	747
3.125% due 05/15/2027		2,900	3,171

South Africa Government International Bond
5.650% due 09/27/2047		$3,010	2,514
5.750% due 09/30/2049		5,200	4,332
8.000% due 01/31/2030	ZAR	39,700	2,218
8.875% due 02/28/2035		89,200	4,783
10.000% due 03/31/2033		44,700	2,638

Sri Lanka Government International Bond
6.200% due 05/11/2027 ^(d)		$800	450
7.850% due 03/14/2029 ^(d)		1,300	734

Turkey Government International Bond
4.875% due 04/16/2043		11,400	8,616
5.125% due 02/17/2028		9,600	9,534
5.750% due 05/11/2047		3,560	2,893
6.000% due 01/14/2041		3,500	3,092
6.125% due 10/24/2028		10,900	11,153
7.625% due 04/26/2029		5,100	5,445
7.625% due 05/15/2034		6,200	6,595
50.000% due 09/06/2028 ~	TRY	114,600	3,321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)	$1,164	$511
0.000% due 02/01/2034 þ(g)	4,349	1,488
0.000% due 02/01/2035 þ(g)	3,675	1,611
0.000% due 02/01/2036 þ(g)	3,062	1,331
1.750% due 02/01/2029 þ	7,581	4,470
1.750% due 02/01/2034 þ	7,095	3,164
1.750% due 02/01/2035 þ	3,688	1,604
1.750% due 02/01/2036 þ	2,938	1,263

Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)	2,700	374
8.250% due 10/13/2024 ^(d)	2,700	378

Vietnam Government International Bond
5.500% due 03/12/2028 þ	3,720	3,561

Total Sovereign Issues (Cost $535,389)		496,575

	SHARES
COMMON STOCKS 0.1%

COMMUNICATION SERVICES 0.0%

Clear Channel Outdoor Holdings, Inc. (e)	228,414	365

Windstream Units «(e)	50,061	1,162

		1,527

CONSUMER DISCRETIONARY 0.0%

Caesars Entertainment, Inc. (e)	4,701	196

Neiman Marcus Group Ltd. LLC «(e)(k)	2,151	283

		479

ENERGY 0.0%

Constellation Oil ‘B’ «(e)(k)	674,061	73

FINANCIALS 0.1%

Hipotecaria Su Casita SA «(e)	157,773	0

Intelsat Emergence SA «(k)	72,646	2,158

		2,158

INDUSTRIALS 0.0%

Mcdermott International Ltd. (e)	14,432	3

Total Common Stocks (Cost $8,873)		4,240

WARRANTS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	2,562	5

Total Warrants (Cost $14)		5

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(i)	400,000	$370

Charles Schwab Corp.
4.000% due 12/01/2030 •(i)	2,400,000	2,150
5.000% due 12/01/2027 •(i)	4,200,000	4,027
5.375% due 06/01/2025 •(i)	1,000,000	1,000

Citigroup, Inc.
4.000% due 12/10/2025 •(i)	1,575,000	1,546

Discover Financial Services
6.125% due 06/23/2025 •(i)	2,390,000	2,397

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(i)	3,600,000	3,619

Nationwide Building Society
10.250% ~	4,258	754

Total Preferred Securities (Cost $16,274)		15,863

Total Investments in Securities (Cost $3,399,379)		3,226,870

INVESTMENTS IN AFFILIATES 7.5%

SHORT-TERM INSTRUMENTS 7.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%

PIMCO Short-Term Floating NAV Portfolio III	22,970,780	223,666

Total Short-Term Instruments (Cost $223,286)		223,666

Total Investments in Affiliates (Cost $223,286)		223,666

Total Investments 115.5% (Cost $3,622,665)		$3,450,536

Financial Derivative Instruments (l)(n) 0.0% (Cost or Premiums, net $11,623)		998

Other Assets and Liabilities, net (15.5)%		(465,205)

Net Assets 100.0%		$2,986,329

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	51

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$73	$73	0.00%
Intelsat Emergence SA	09/05/2018 - 02/23/2024	6,174	2,158	0.07
National Football League 5.480% due 10/05/2028	03/14/2024	6,600	6,796	0.23
National Football League 5.580% due 10/05/2033	03/14/2024	5,000	5,202	0.17
Neiman Marcus Group Ltd. LLC	09/25/2020	0	283	0.01
Turkeys First National Bank 7.962% due 11/15/2034	09/18/2024	2,600	2,600	0.09

		$20,447	$17,112	0.57%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2054	$97,400	$(81,618)	$(80,663)

Total Short Sales (2.7)%				$(81,618)	$(80,663)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(791) at a weighted average interest rate of 4.690%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	21	$21	$(11)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	21	21	(11)	(1)

Total Written Options					$(22)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	12/2024	249	$23,016	$181	$0	$0
Euro-Bobl December Futures	12/2024	49	6,548	70	12	0
Euro-BTP December Futures	12/2024	131	17,713	381	25	0
Euro-Schatz December Futures	12/2024	1,449	172,868	773	121	0
U.S. Treasury 5-Year Note December Futures	12/2024	825	90,653	119	0	(303)
U.S. Treasury 10-Year Note December Futures	12/2024	107	12,228	12	0	(48)
U.S. Treasury 10-Year Ultra December Futures	12/2024	935	110,608	(305)	0	(482)
United Kingdom Long Gilt December Futures	12/2024	132	17,371	(55)	28	(34)

Total Futures Contracts				$1,176	$186	$(867)

52	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.474%	$	3,700	$(38)	$107	$69	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.853		300	(2)	3	1	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	0.375		800	16	(7)	9	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	1.091		2,000	(15)	253	238	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.918		400	21	22	43	0	(1)
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2024	0.400	EUR	1,700	(122)	144	22	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.164		2,800	(452)	472	20	0	0

							$(592)	$994	$402	$2	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$	4,257	$29	$306	$335	$0	$0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029		57,500	3,663	883	4,546	17	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		102,500	7,524	112	7,636	15	(6)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		12,800	282	12	294	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		21,800	492	2	494	0	(1)
iTraxx Crossover 41 5-Year Index	5.000	Quarterly	06/20/2029	EUR	6,000	588	37	625	0	(4)
iTraxx Crossover 42 5-Year Index	5.000	Quarterly	12/20/2029		8,000	740	10	750	0	(8)

						$13,318	$1,362	$14,680	$32	$(19)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	39,800	$600	$262	$862	$0	$(21)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033	JPY	7,020,000	(100)	(73)	(173)	129	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025	$	60,900	(177)	(119)	(296)	70	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		47,600	(1,400)	167	(1,233)	118	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		24,700	(806)	199	(607)	70	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		61,800	(2,636)	234	(2,402)	168	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		43,000	314	(2,035)	(1,721)	161	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	81,300	653	915	1,568	258	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		28,275	208	284	492	165	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		16,224	78	(80)	(2)	0	(168)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	3,287	(3,867)	(580)	0	(10)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		80,900	179	768	947	0	(59)
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	2,200	(14)	24	10	1	0

							$186	$(3,321)	$(3,135)	$1,140	$(258)

Total Swap Agreements							$12,912	$(965)	$11,947	$1,174	$(279)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$186	$1,177	$1,363	$(2)	$(867)	$(284)	$(1,153)

(m)

Securities with an aggregate market value of $32,655 and cash of $8,926 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	53

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $3 and liability of $(5) for closed swap agreements is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$4,738	CNH	33,916	$108	$0

BOA	10/2024	KRW	2,244,099		$1,678	0	(25)
	10/2024		$1,809	EUR	1,626	1	0
	10/2024		545	PLN	2,121	6	0

BPS	10/2024	CNH	28,183		$3,936	0	(91)
	10/2024	EUR	11,071		12,291	6	(39)
	10/2024	JPY	246,679		1,713	0	(3)
	10/2024	KRW	6,822,448		5,098	0	(79)
	10/2024	PLN	4,914		1,283	6	0
	10/2024		$2,730	CNH	19,421	45	0
	10/2024		13,155	EUR	11,812	11	(17)
	10/2024		12,433	GBP	9,444	193	0
	10/2024		8,675	NZD	13,938	180	0
	11/2024	CNH	65,772		$9,138	0	(280)
	11/2024	TRY	54,887		1,527	0	(9)
	11/2024	TWD	129,325		4,054	0	(51)
	11/2024		$1,283	PLN	4,918	0	(6)
	12/2024	MXN	41,029		$2,083	30	(7)
	09/2025	ILS	16,400		4,481	44	0

BRC	10/2024	CNH	72,081		10,057	0	(243)
	10/2024	GBP	45,094		59,490	0	(798)
	10/2024	IDR	176,768		11	0	0
	10/2024	ILS	1,474		397	2	0
	10/2024	NZD	3,959		2,501	0	(14)
	10/2024		$17	CHF	14	0	0
	10/2024		4,308	EUR	3,859	0	(12)
	10/2024		100	ILS	376	1	0
	10/2024		2,047	PLN	7,858	0	(6)
	10/2024		249	SEK	2,519	0	(1)
	10/2024		814	TRY	29,071	25	0
	10/2024		31	ZAR	571	2	0
	11/2024	CHF	14		$17	0	0
	11/2024	EUR	3,859		4,314	12	0
	11/2024	SEK	2,515		249	1	0
	11/2024	TRY	122,843		3,378	6	0
	11/2024		$2,502	NZD	3,959	14	0
	11/2024		1	PLN	4	0	0
	11/2024		3,242	TRY	122,412	118	0
	12/2024		6,076		228,585	152	0

CBK	10/2024	ILS	1,459		$400	9	0
	10/2024	KRW	4,888,419		3,654	0	(55)
	10/2024	PEN	32,186		8,598	0	(82)
	10/2024	THB	1,827		55	0	(2)
	10/2024		$6,679	CNH	47,344	86	0
	10/2024		6,709	IDR	103,897,742	123	0

54	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$502	ILS	1,839	$0	$(9)
	10/2024		18,151	INR	1,526,668	51	0
	10/2024		11,193	ZAR	204,114	605	0
	11/2024	CNH	77,877		$10,914	0	(238)
	11/2024	TWD	528,695		16,604	6	(186)
	11/2024		$3,014	CNH	21,722	97	0
	12/2024	MXN	52,943		$2,700	46	(3)
	12/2024	PEN	1,998		526	0	(13)
	09/2025	ILS	3,977		1,067	0	(9)

DUB	10/2024	KRW	4,623,748		3,464	0	(45)
	10/2024	PLN	6,086		1,588	6	0
	10/2024		$3,775	PLN	14,556	13	(8)
	11/2024		1,588		6,090	0	(6)
	11/2024		3,621	TRY	134,750	149	0

FAR	10/2024	NZD	9,336		$5,868	0	(63)
	10/2024		$13,640	AUD	19,844	79	0
	10/2024		260,734	EUR	233,167	0	(1,184)
	11/2024	AUD	19,844		$13,646	0	(80)
	11/2024	EUR	233,167		261,091	1,184	0
	11/2024		$5,869	NZD	9,336	63	0
	12/2024	PEN	22,313		$5,877	0	(137)

GLM	10/2024		$132	IDR	2,040,941	2	0
	10/2024		298	ILS	1,109	0	(1)
	10/2024		1,677	INR	141,044	5	0
	10/2024		4,253	PLN	16,882	133	0
	11/2024	MXN	23,886		$1,195	0	(7)
	11/2024	TWD	470		15	0	0
	12/2024	MXN	21,520		1,121	41	0
	02/2025		13,671		671	0	(9)

IND	10/2024	KRW	2,304,470		1,721	0	(28)
	10/2024		$320	IDR	4,943,805	5	0

JPM	10/2024	CNH	48,552		$6,785	0	(153)
	10/2024	ILS	6,259		1,676	6	(9)
	10/2024	KRW	2,588,558		1,937	0	(28)
	10/2024		$2,759	CNH	19,605	42	0
	10/2024		50	IDR	778,158	1	0
	10/2024		38	ILS	139	0	(1)
	10/2024		3,779	PLN	14,652	27	(2)
	10/2024	ZAR	39,297		$2,129	0	(143)
	11/2024	CNH	12,888		1,823	0	(23)
	11/2024	TWD	67,434		2,075	0	(66)
	11/2024		$1,821	TRY	67,297	78	0
	11/2024		2,871	TWD	93,531	98	0
	12/2024	MXN	4,051		$212	9	0
	02/2025		$506	TRY	20,399	18	0
	05/2025		4,498		198,604	182	0

MBC	10/2024	EUR	1,494		$1,659	0	(4)
	10/2024	GBP	1,012		1,333	0	(20)
	10/2024	KRW	8,737,716		6,542	0	(89)
	10/2024	PLN	5,487		1,439	13	0
	10/2024	SEK	2,520		246	0	(2)
	10/2024		$19,051	CAD	25,596	0	(125)
	10/2024		49,010	GBP	36,662	25	(20)
	10/2024		712	IDR	11,035,065	14	0
	10/2024		9	NOK	92	0	0
	10/2024		5,997	SGD	7,705	0	(3)
	10/2024	ZAR	142,375		$8,293	63	0
	11/2024	CAD	25,575		19,051	125	0
	11/2024	GBP	35,881		47,989	19	0
	11/2024	SGD	7,692		5,997	3	0
	11/2024	TWD	108,438		3,385	0	(57)
	11/2024		$10,081	EUR	8,997	0	(52)
	11/2024		3,398	PLN	13,086	13	(13)
	12/2024	MXN	9,519		$487	9	0

MYI	10/2024	EUR	234,906		261,800	315	0
	10/2024	KRW	3,326,142		2,487	0	(37)
	10/2024	NZD	643		403	0	(5)
	10/2024	SGD	7,704		5,916	0	(78)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	55

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$2,411	EUR	2,168	$2	$0
	10/2024		728	IDR	11,293,622	14	0
	10/2024	ZAR	17,539		$1,022	8	0
	11/2024	TWD	69,927		2,224	5	0

NGF	10/2024		$2,323	IDR	35,881,289	36	0

RBC	12/2024	MXN	24,968		$1,257	3	0

SCX	10/2024		$150	IDR	2,321,550	3	0
	10/2024		6,793	INR	570,906	14	0
	11/2024	CNH	31,084		$4,291	0	(160)
	11/2024	TWD	26,756		832	0	(18)

SSB	12/2024	MXN	8,330		435	17	0

TOR	10/2024	AUD	19,844		13,458	0	(261)
	10/2024	CAD	25,577		19,003	91	0
	10/2024		$1,153	JPY	166,651	7	0
	11/2024	JPY	165,885		$1,153	0	(7)

UAG	10/2024	CHF	15,710		18,699	137	0
	10/2024		$18,504	CHF	15,695	41	0
	10/2024		1,467	PLN	5,700	13	0
	10/2024		9,444	ZAR	172,814	546	0
	11/2024	CHF	15,637		$18,504	0	(41)
	11/2024		$102	PLN	390	0	(1)
	11/2024		205	TWD	6,480	0	0
	02/2025		366	TRY	14,956	17	0

Total Forward Foreign Currency Contracts						$5,680	$(5,264)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	2,100	$(7)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	2,100	(7)	(7)

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	2,500	(8)	(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	2,500	(8)	(8)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	2,500	(8)	(7)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	2,500	(8)	(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	2,500	(8)	(9)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	2,500	(8)	(9)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	2,000	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	2,000	(7)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	1,900	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	1,900	(7)	(7)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	1,900	(6)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	1,900	(6)	(5)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	1,900	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	1,900	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	3,800	(12)	(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	3,800	(12)	(13)

JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	1,900	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	950	(3)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	950	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	1,900	(7)	(7)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	950	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	950	(3)	(3)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	1,900	(6)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	1,900	(5)	(6)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	2,100	(7)	(7)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	2,100	(7)	(6)

Total Written Options							$(189)	$(149)

56	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.291%	$	400	$(7)	$8	$1	$0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.262		11,600	45	(23)	22	0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199		1,700	(9)	1	0	(8)

DUB	Eskom «	4.650	Quarterly	06/30/2029	0.078		5,000	0	393	393	0

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.291		1,100	(17)	19	2	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2029	0.689		1,700	24	2	26	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		2,900	(24)	30	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		600	(6)	7	1	0

JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.485		1,100	(9)	19	10	0
	Poland Government International Bond	1.000	Quarterly	06/20/2029	0.652		5,000	65	12	77	0

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		2,100	(18)	23	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.372		200	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.548		3,600	10	26	36	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662		1,300	(4)	16	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869		900	(17)	21	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		3,900	(41)	47	6	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.725		4,000	(1,067)	994	0	(73)

Total Swap Agreements								$(1,078)	$1,599	$602	$(81)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$108	$0	$0	$108	$0	$0	$0	$0	$108	$0	$108
BOA	7	0	0	7	(25)	(8)	0	(33)	(26)	0	(26)
BPS	515	0	0	515	(582)	0	0	(582)	(67)	38	(29)
BRC	333	0	0	333	(1,074)	0	0	(1,074)	(741)	776	35
CBK	1,023	0	23	1,046	(597)	0	(8)	(605)	441	(710)	(269)
DUB	168	0	393	561	(59)	0	0	(59)	502	(520)	(18)
FAR	1,326	0	0	1,326	(1,464)	(49)	0	(1,513)	(187)	47	(140)
GLM	181	0	0	181	(17)	(56)	0	(73)	108	0	108
GST	0	0	35	35	0	0	0	0	35	(220)	(185)
IND	5	0	0	5	(28)	0	0	(28)	(23)	0	(23)
JPM	461	0	87	548	(425)	(15)	0	(440)	108	0	108
MBC	284	0	0	284	(385)	0	0	(385)	(101)	0	(101)
MYC	0	0	64	64	0	(8)	(73)	(81)	(17)	126	109
MYI	344	0	0	344	(120)	0	0	(120)	224	618	842
NGF	36	0	0	36	0	0	0	0	36	0	36
RBC	3	0	0	3	0	0	0	0	3	0	3
SCX	17	0	0	17	(178)	0	0	(178)	(161)	221	60
SSB	17	0	0	17	0	0	0	0	17	0	17
TOR	98	0	0	98	(268)	0	0	(268)	(170)	0	(170)
UAG	754	0	0	754	(42)	(13)	0	(55)	699	(800)	(101)

Total Over the Counter	$5,680	$0	$602	$6,282	$(5,264)	$(149)	$(81)	$(5,494)

(o)

Securities with an aggregate market value of $1,827 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$186	$186
Swap Agreements	0	37	0	0	1,140	1,177

	$0	$37	$0	$0	$1,326	$1,363

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,680	$0	$5,680
Swap Agreements	0	602	0	0	0	602

	$0	$602	$0	$5,680	$0	$6,282

	$0	$639	$0	$5,680	$1,326	$7,645

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	867	867
Swap Agreements	0	26	0	0	258	284

	$0	$26	$0	$0	$1,127	$1,153

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,264	$0	$5,264
Written Options	0	0	0	0	149	149
Swap Agreements	0	81	0	0	0	81

	$0	$81	$0	$5,264	$149	$5,494

	$0	$107	$0	$5,264	$1,276	$6,647

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$157	$157
Futures	0	0	0	0	1,817	1,817
Swap Agreements	0	18,553	0	0	(3,465)	15,088

	$0	$18,553	$0	$0	$(1,491)	$17,062

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,112)	$0	$(5,112)
Written Options	0	0	0	0	800	800
Swap Agreements	0	504	0	0	0	504

	$0	$504	$0	$(5,112)	$800	$(3,808)

	$0	$19,057	$0	$(5,112)	$(691)	$13,254

58	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	52	52
Swap Agreements	0	(11,638)	0	0	(371)	(12,009)

	$0	$(11,638)	$0	$0	$(300)	$(11,938)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,423)	$0	$(2,423)
Written Options	0	0	0	0	40	40
Swap Agreements	0	(108)	0	0	0	(108)

	$0	$(108)	$0	$(2,423)	$40	$(2,491)

	$0	$(11,746)	$0	$(2,423)	$(260)	$(14,429)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$68,316	$56,627	$124,943
Corporate Bonds & Notes
Banking & Finance	0	498,521	3,742	502,263
Industrials	0	761,452	13,473	774,925
Utilities	0	139,087	0	139,087
Municipal Bonds & Notes
Illinois	0	775	0	775
U.S. Government Agencies	0	513,489	0	513,489
U.S. Treasury Obligations	0	144,988	0	144,988
Non-Agency Mortgage-Backed Securities	0	150,931	6,712	157,643
Asset-Backed Securities	0	352,074	0	352,074
Sovereign Issues	0	496,575	0	496,575
Common Stocks
Communication Services	365	0	1,162	1,527
Consumer Discretionary	196	0	283	479
Energy	0	0	73	73
Financials	0	0	2,158	2,158
Industrials	3	0	0	3
Warrants
Financials	0	0	5	5
Preferred Securities
Banking & Finance	0	15,863	0	15,863

	$564	$3,142,071	$84,235	$3,226,870

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$223,666	$0	$0	$223,666

Total Investments	$224,230	$3,142,071	$84,235	$3,450,536

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(80,663)	$0	$(80,663)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	186	1,174	0	1,360
Over the counter	0	5,889	393	6,282

	$186	$7,063	$393	$7,642

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(1,115)	0	(1,148)
Over the counter	0	(5,494)	0	(5,494)

	$(33)	$(6,609)	$0	$(6,642)

Total Financial Derivative Instruments	$153	$454	$393	$1000

Totals	$224,383	$3,061,862	$84,628	$3,370,873

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(2)
Investments in Securities, at Value
Loan Participations and Assignments	$33,383	$16,484	$(7,204)	$0	$99	$2,321	$11,544	$0	$56,627	$1,093
Corporate Bonds & Notes
Banking & Finance	3,944	0	0	60	0	155	0	(417)	3,742	139
Industrials	13,523	0	(5,639)	0	0	5,589	0	0	13,473	415
Non-Agency Mortgage-Backed Securities	1,373	6,410	(312)	23	(20)	358	0	(1,120)	6,712	284
Asset-Backed Securities	80	0	(46)	0	8	(5)	0	(37)	0	0
Common Stocks
Communication Services(3)	1,658	0	(48)	0	(695)	247	0	0	1,162	(419)
Consumer Discretionary	315	0	0	0	0	(32)	0	0	283	(32)
Energy	73	0	0	0	0	0	0	0	73	0
Financials	1,991	0	0	0	0	167	0	0	2,158	167
Warrants
Financials	5	0	0	0	0	0	0	0	5	0

	$56,345	$22,894	$(13,249)	$83	$(608)	$8,800	$11,544	$(1,574)	$84,235	$1,647

Financial Derivative Instruments - Assets
Over the counter	$334	$0	$0	$0	$0	$59	$0	$0	$393	$117

Totals	$56,679	$22,894	$(13,249)	$83	$(608)	$8,859	$11,544	$(1,574)	$84,628	$1,764

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs			(% Unless Noted Otherwise)
						Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$19,023	Discounted Cash Flow	Discount Rate			7.220-99.999	50.104
	208	Expected Recovery	Recovery Rate			83.144	—
	5,826	Indicative Market Quotation	Broker Quote			94.760	—
	14,374	Recent Transaction	Purchase Price			100.000	—
	17,196	Third Party Vendor	Broker Quote			98.000-100.063	99.497
Corporate Bonds & Notes
Banking & Finance	1,770	Discounted Cash Flow	Discount Rate			6.546	—
	1,972	Indicative Market Quotation	Price			7.625	—
Industrials	1,145	Discounted Cash Flow	Discount Rate			6.626	—
	11,998	Indicative Market Quotation	Broker Quote			98.143-99.999	99.421
	330	Third Party Vendor	Expected Recovery			6.000	—
Non-Agency Mortgage-Backed Securities	4,112	Discounted Cash Flow	Discount Rate			6.131-8.411	6.689
	2,600	Other Valuation Techniques(4)	—			—	—
Common Stocks
Communication Services	1,162	Comparable Companies	EBITDA Multiple	X		4.438	—
Consumer Discretionary	283	Comparable Companies/ Discounted Cash Flow	Revenue multiple/EBITDA multiple/ Discount Rate	X/X/	%	0.610/6.830/10.000	—
Energy	73	Comparable Companies	EBITDA Multiple	X		5.000	—
Financials	2,158	Comparable Companies	EBITDA Multiple	X		4.400	—
Warrants
Financials	5	Option Pricing Model	Volatility			32.500	—
Financial Derivative Instruments - Assets
Over the counter	393	Indicative Market Quotation	Broker Quote			7.840	—

Total	$84,628

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

60	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(3)	Security type updated from Utilities to Communication Services since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Schedule of Investments	PIMCO ESG Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.6%

CORPORATE BONDS & NOTES 30.7%

BANKING & FINANCE 20.0%

ABN AMRO Bank NV
2.470% due 12/13/2029 •		$500	$460

Acef Holding SCA
0.750% due 06/14/2028	EUR	500	510

AIB Group PLC
2.875% due 05/30/2031 •		400	440
6.608% due 09/13/2029 •		$500	535

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		400	331

Ally Financial, Inc.
2.200% due 11/02/2028		800	720
8.000% due 11/01/2031		450	510

American Homes 4 Rent LP
5.500% due 02/01/2034		450	465

American Tower Corp.
2.100% due 06/15/2030		500	441
3.100% due 06/15/2050		300	209

Asian Development Bank
6.550% due 01/26/2025	ZAR	40,000	2,301
6.720% due 02/08/2028	INR	187,400	2,250

Banco BTG Pactual SA
2.750% due 01/11/2026		$1,000	970

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(g)(h)		200	186

Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,213
6.204% due 11/10/2028 •		1,600	1,689

Bank of Ireland Group PLC
6.253% due 09/16/2026 •		500	507

Banque Ouest Africaine de Developpement
2.750% due 01/22/2033	EUR	870	808

Barclays PLC
5.501% due 08/09/2028 •		$1,000	1,026
7.385% due 11/02/2028 •		800	864

BNP Paribas SA
4.625% due 02/25/2031 •(g)(h)		400	349
7.750% due 08/16/2029 •(g)(h)		1,000	1,056

Boston Properties LP
2.550% due 04/01/2032		150	125
3.400% due 06/21/2029		100	94

BPCE SA
2.045% due 10/19/2027 •		500	474

Brookfield Finance, Inc.
2.724% due 04/15/2031		350	314

Citycon Treasury BV
1.625% due 03/12/2028	EUR	300	308

CNP Assurances SACA
1.250% due 01/27/2029		500	511

Cooperatieve Rabobank UA
4.375% due 06/29/2027 •(g)(h)		400	435

CPI Property Group SA
1.500% due 01/27/2031		100	84
2.750% due 01/22/2028 þ	GBP	200	241

Credit Agricole Assurances SA
1.500% due 10/06/2031	EUR	500	475

Crown Castle, Inc.
3.100% due 11/15/2029		$400	374

CTP NV
1.250% due 06/21/2029	EUR	200	200
1.500% due 09/27/2031		500	475

Deutsche Bank AG
1.875% due 02/23/2028 •		200	216
6.119% due 07/14/2026 •		$600	605

Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	900	981
1.000% due 01/15/2032		300	278
1.250% due 02/01/2031		200	193

EQT AB
0.875% due 05/14/2031		800	752
2.375% due 04/06/2028		800	868

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equinix, Inc.
3.900% due 04/15/2032		$400	$383

First American Financial Corp.
2.400% due 08/15/2031		600	504

Ford Motor Credit Co. LLC
5.125% due 06/16/2025		200	200

FS KKR Capital Corp.
1.650% due 10/12/2024		200	200
3.125% due 10/12/2028		400	363

Globalworth Real Estate Investments Ltd.
6.250% due 03/31/2030	EUR	376	405

Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	347
2.615% due 04/22/2032 •		500	442

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		1,000	975

Grainger PLC
3.000% due 07/03/2030	GBP	100	117

Hanwha Life Insurance Co. Ltd.
3.379% due 02/04/2032 •		$300	290

HAT Holdings LLC
3.375% due 06/15/2026		535	518
3.750% due 09/15/2030		300	271
8.000% due 06/15/2027		550	583

Host Hotels & Resorts LP
2.900% due 12/15/2031		250	220
3.375% due 12/15/2029		600	559
3.500% due 09/15/2030		200	186
5.700% due 07/01/2034		300	310

Howard Hughes Corp.
4.375% due 02/01/2031		600	550

HSBC Holdings PLC
2.871% due 11/22/2032 •		700	616
6.254% due 03/09/2034 •		600	656

Hudson Pacific Properties LP
3.950% due 11/01/2027		230	208
5.950% due 02/15/2028		400	367

ING Groep NV
2.727% due 04/01/2032 •		200	179
3.875% due 05/16/2027 •(g)(h)		200	181
4.250% due 05/16/2031 •(g)(h)		200	167
4.252% due 03/28/2033 •		500	486
4.875% due 05/16/2029 •(g)(h)		200	186

Intesa Sanpaolo SpA
6.625% due 06/20/2033		700	766

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		500	543

JPMorgan Chase & Co.
2.545% due 11/08/2032 •		1,400	1,232

Kilroy Realty LP
2.500% due 11/15/2032		200	160
2.650% due 11/15/2033		900	706

Legal & General Group PLC
5.625% due 03/24/2031 •(g)(h)	GBP	200	247

Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	390
3.750% due 03/18/2028 •		500	493

Logicor Financing SARL
3.250% due 11/13/2028	EUR	700	766

Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •		$500	437

Munich Re
5.875% due 05/23/2042 •		400	420

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		300	294

NatWest Group PLC
5.125% due 05/12/2027 •(g)(h)	GBP	200	256

NE Property BV
3.375% due 07/14/2027	EUR	300	332

Nexi SpA
1.625% due 04/30/2026		550	595

Nomura Holdings, Inc.
2.172% due 07/14/2028		$700	642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nordea Bank Abp
3.750% due 03/01/2029 •(g)(h)		$500	$448

OneMain Finance Corp.
3.500% due 01/15/2027		781	747
7.125% due 11/15/2031		600	608

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		200	196

Regency Centers LP
3.700% due 06/15/2030		100	96

Santander Holdings USA, Inc.
6.174% due 01/09/2030 •		500	522

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,400	1,369
6.534% due 01/10/2029 •		300	318

Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (h)		200	193
4.375% due 04/13/2032 (h)		500	478

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	321
1.750% due 11/24/2028		200	204

SLM Corp.
3.125% due 11/02/2026		$900	866

Standard Chartered PLC
2.678% due 06/29/2032 •		200	175
3.603% due 01/12/2033 •		200	179
6.301% due 01/09/2029 •		600	631
7.767% due 11/16/2028 •		500	546

Sun Communities Operating LP
4.200% due 04/15/2032		300	284

SVB Financial Group
4.570% due 04/29/2033 ^(c)		1,150	674

UBS Group AG
4.375% due 02/10/2031 •(g)(h)		200	175
5.959% due 01/12/2034 •		300	321

UDR, Inc.
3.100% due 11/01/2034		100	85

UniCredit SpA
5.459% due 06/30/2035 •		400	394

VIA Outlets BV
1.750% due 11/15/2028	EUR	500	519

Vonovia SE
1.875% due 06/28/2028		600	638

Weyerhaeuser Co.
4.000% due 11/15/2029		$100	98

Workspace Group PLC
2.250% due 03/11/2028	GBP	600	711

ZF Finance GmbH
2.000% due 05/06/2027	EUR	700	727

			57,114

INDUSTRIALS 7.1%

180 Medical, Inc.
3.875% due 10/15/2029		$700	664

Accor SA
2.375% due 11/29/2028	EUR	900	972

Ardagh Metal Packaging Finance USA LLC
3.000% due 09/01/2029		500	475

Ball Corp.
3.125% due 09/15/2031		$580	516

BCP Modular Services Finance PLC
4.750% due 11/30/2028	EUR	100	108

Boise Cascade Co.
4.875% due 07/01/2030		$500	485

CDW LLC
3.569% due 12/01/2031		500	458

Cellnex Finance Co. SA
3.875% due 07/07/2041		200	164

Centene Corp.
3.000% due 10/15/2030		500	448

Chobani LLC
7.625% due 07/01/2029		500	526

62	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fair Isaac Corp.
4.000% due 06/15/2028		$570	$552

Gap, Inc.
3.625% due 10/01/2029		250	226
3.875% due 10/01/2031		250	219

GN Store Nord AS
0.875% due 11/25/2024	EUR	500	553

Graphic Packaging International LLC
2.625% due 02/01/2029		400	418

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	226
4.000% due 05/01/2031		200	187

Illumina, Inc.
2.550% due 03/23/2031		300	261

InterContinental Hotels Group PLC
3.375% due 10/08/2028	GBP	300	379

International Distribution Services PLC
7.375% due 09/14/2030		500	690

JDE Peet’s NV
2.250% due 09/24/2031		$800	671

John Lewis PLC
6.125% due 01/21/2025	GBP	200	268

Lenovo Group Ltd.
3.421% due 11/02/2030		$400	372

Lindblad Expeditions LLC
6.750% due 02/15/2027		300	302

Marks & Spencer PLC
3.750% due 05/19/2026	GBP	100	132
4.500% due 07/10/2027		300	393

Metalsa Sapi De Cv
3.750% due 05/04/2031		$450	377

Micron Technology, Inc.
2.703% due 04/15/2032		200	175

MSCI, Inc.
3.625% due 09/01/2030		600	565

NextEra Energy Operating Partners LP
7.250% due 01/15/2029		800	844

NXP BV
2.500% due 05/11/2031		300	263
5.000% due 01/15/2033		1,300	1,316

ReNew Pvt Ltd.
5.875% due 03/05/2027		200	197

Sartorius Finance BV
4.875% due 09/14/2035	EUR	600	718

St Marys Cement, Inc.
5.750% due 04/02/2034		$400	412

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	600	646

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		$600	522

Travis Perkins PLC
3.750% due 02/17/2026	GBP	400	517

VeriSign, Inc.
2.700% due 06/15/2031		$400	350

Vilmorin & Cie SA
1.375% due 03/26/2028	EUR	400	400

Vmed O2 U.K. Financing PLC
4.500% due 07/15/2031	GBP	200	231
4.750% due 07/15/2031		$600	535

Warnermedia Holdings, Inc.
4.054% due 03/15/2029		500	474
5.050% due 03/15/2042		200	163

Weir Group PLC
2.200% due 05/13/2026		400	385

Zenith Finco PLC
6.500% due 06/30/2027	GBP	200	195

ZF North America Capital, Inc.
6.750% due 04/23/2030		$250	252

			20,202

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 3.6%

AES Andes SA
6.300% due 03/15/2029		$350	$364

AES Corp.
2.450% due 01/15/2031		720	624
5.450% due 06/01/2028		300	309
7.600% due 01/15/2055 •		500	526

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		700	713

Clean Renewable Power Mauritius Pte Ltd.
4.250% due 03/25/2027		168	160

Duke Energy Carolinas LLC
3.550% due 03/15/2052		402	310

Enel Finance America LLC
7.100% due 10/14/2027		1,000	1,075

Iberdrola International BV
6.750% due 09/15/2033		250	279

India Green Power Holdings
4.000% due 02/22/2027		233	223

Pacific Gas & Electric Co.
6.700% due 04/01/2053		1,100	1,261

Pattern Energy Operations LP
4.500% due 08/15/2028		500	484

San Diego Gas & Electric Co.
2.950% due 08/15/2051		350	246

Solar Star Funding LLC
5.375% due 06/30/2035		147	149

Southwestern Public Service Co.
3.150% due 05/01/2050		100	70

Star Energy Geothermal Wayang Windu Ltd.
6.750% due 04/24/2033		313	320

TDC Net AS
5.056% due 05/31/2028	EUR	400	465

TerraForm Power Operating LLC
5.000% due 01/31/2028		$200	198

United Utilities Water Finance PLC
3.750% due 05/23/2034	EUR	600	672

Verizon Communications, Inc.
5.050% due 05/09/2033		$1,700	1,755

Vodafone Group PLC
5.125% due 06/04/2081 •		110	91

			10,294

Total Corporate Bonds & Notes (Cost $89,144)			87,610

U.S. GOVERNMENT AGENCIES 42.2%

Fannie Mae
3.000% due 01/01/2059		1,296	1,152
3.500% due 05/01/2056 - 08/01/2059		1,540	1,426

Freddie Mac
0.935% due 11/25/2030 ~(a)		2,785	114

Ginnie Mae
5.500% due 07/20/2053 - 08/20/2053		4,370	4,417

Ginnie Mae, TBA
5.000% due 11/01/2054		2,800	2,804

Uniform Mortgage-Backed Security
3.000% due 07/01/2052		441	397
4.000% due 09/01/2049 - 05/01/2054		12,202	11,727
4.500% due 07/01/2052 - 05/01/2054		11,390	11,205
5.000% due 08/01/2052 - 04/01/2054		13,684	13,687
5.000% due 06/01/2053 (i)		18,238	18,245
5.500% due 09/01/2052 - 12/01/2053		31,962	32,400
6.000% due 10/01/2053 - 05/01/2054		4,121	4,217
6.500% due 02/01/2054 - 05/01/2054		5,356	5,526

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2054		$13,900	$12,956

Total U.S. Government Agencies (Cost $118,662)			120,273

U.S. TREASURY OBLIGATIONS 11.7%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2031 (i)		2,175	1,999
0.125% due 01/15/2032 (i)		9,531	8,618
0.250% due 01/15/2025 (i)(k)(m)		2,390	2,361
0.875% due 02/15/2047 (i)(m)		1,042	838
1.375% due 07/15/2033 (i)		3,314	3,268
1.500% due 02/15/2053 (k)		635	575

U.S. Treasury Notes
2.750% due 08/15/2032 (i)		2,200	2,056
3.875% due 09/30/2029 (i)		3,000	3,039
4.500% due 03/31/2026 (i)		5,100	5,154
4.500% due 04/15/2027 (i)		5,200	5,314

Total U.S. Treasury Obligations (Cost $32,279)			33,222

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.2%

1211 Avenue of the Americas Trust
4.280% due 08/10/2035 ~		2,300	2,203

225 Liberty Street Trust
4.501% due 02/10/2036		1,550	1,364

280 Park Avenue Mortgage Trust
6.498% due 09/15/2034 •		1,000	962

Adjustable Rate Mortgage Trust
5.209% due 08/25/2036 •		644	229
5.529% due 08/25/2036 •		258	86

American Home Mortgage Assets Trust
5.159% due 12/25/2046 •		30	25
5.389% due 06/25/2037 •		128	118

BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)		261,000	0
7.961% due 09/15/2038 •		1,000	833

Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~		2,453	1,794
5.122% due 08/10/2035 ~		900	784

Barclays Commercial Real Estate Trust
4.715% due 08/10/2033 ~		2,660	2,239

Bear Stearns ALT-A Trust
5.289% due 06/25/2046 •		272	245

Beast Mortgage Trust
7.711% due 03/15/2036 •		500	298
7.947% due 02/15/2037 •		1,200	582

Bridgegate Funding PLC
9.050% due 10/16/2062	GBP	950	1,297
10.050% due 10/16/2062		950	1,295

Chase Mortgage Finance Trust
4.684% due 03/25/2037 ~		$106	102

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		236	205

Commercial Mortgage Trust
3.960% due 02/10/2036 ~		2,100	1,999
8.361% due 12/15/2038 •		1,000	887

Countrywide Alternative Loan Trust
5.349% due 10/25/2046 •		64	59
5.715% due 11/20/2035 •		124	108

Countrywide Home Loan Mortgage Pass-Through Trust
4.338% due 02/25/2047 ~		36	31

Countrywide Home Loan Reperforming REMIC Trust
4.761% due 01/25/2034 ~		71	63

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.893% due 04/25/2047 •		67	60

DOLP Trust
3.704% due 05/10/2041 ~		1,600	1,242

DROP Mortgage Trust
7.461% due 10/15/2043 •		1,000	891
7.961% due 10/15/2043 •		996	818

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	63

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Extended Stay America Trust
6.911% due 07/15/2038 •		$290	$289
7.461% due 07/15/2038 •		512	514

GCT Commercial Mortgage Trust
6.911% due 02/15/2038 •		200	19

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		200	181

HarborView Mortgage Loan Trust
4.229% due 06/19/2036 ~		119	50

Independence Plaza Trust
3.911% due 07/10/2035		1,500	1,458
4.158% due 07/10/2035		200	194
4.356% due 07/10/2035		350	333

IndyMac INDX Mortgage Loan Trust
5.309% due 01/25/2037 •		63	55
5.489% due 07/25/2035 •		351	236

JP Morgan Chase Commercial Mortgage Securities Trust
6.761% due 04/15/2038 •		365	363
6.961% due 03/15/2036 •		100	55
7.161% due 04/15/2038 •		900	896
7.301% due 06/15/2038 •		1,000	883
7.511% due 03/15/2036 •		1,600	801
8.311% due 03/15/2036 •		300	133

KREST Commercial Mortgage Securities Trust
3.024% due 11/05/2044 ~		2,000	1,332

Merrill Lynch Alternative Note Asset Trust
5.369% due 03/25/2037 •		757	210

MFT Trust
3.358% due 02/10/2042		100	69
3.392% due 08/10/2040 ~		1,180	784

Morgan Stanley Capital Trust
6.511% due 12/15/2036 •		1,480	763
7.011% due 12/15/2036 •		1,097	99

Morgan Stanley Mortgage Loan Trust
5.289% due 06/25/2036 •		254	51

Natixis Commercial Mortgage Securities Trust
0.661% due 02/15/2039 ~(a)		23,885	493

NYO Commercial Mortgage Trust
7.756% due 11/15/2038 •		1,500	1,387

One New York Plaza Trust
6.161% due 01/15/2036 •		200	191
6.461% due 01/15/2036 •		1,000	934

Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036		213	171
6.000% due 06/25/2036		128	101
6.000% due 06/25/2037		194	155

Residential Asset Securitization Trust
1.721% due 04/25/2037 •(a)		512	79
5.279% due 04/25/2037 •		512	103

SFO Commercial Mortgage Trust
7.011% due 05/15/2038 •		450	419
7.611% due 05/15/2038 •		450	413

Starwood Mortgage Trust
7.511% due 04/15/2034 •		1,000	984
7.516% due 11/15/2036 •		1,100	1,091

Trinity Square PLC
6.346% due 07/15/2059 ~	GBP	1,800	2,407

VASA Trust
6.961% due 07/15/2039 •		$400	299
7.311% due 07/15/2039 •		400	274

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 11/25/2037		86	78

Worldwide Plaza Trust
3.526% due 11/10/2036		100	71
3.715% due 11/10/2036 ~		1,250	242

Total Non-Agency Mortgage-Backed Securities (Cost $48,292)			40,479

ASSET-BACKED SECURITIES 12.6%

37 Capital CLO 1 Ltd.
6.591% due 07/15/2034 •		1,300	1,302

ACE Securities Corp. Home Equity Loan Trust
5.309% due 11/25/2036 •		477	198

Arbour CLO DAC
0.000% due 11/15/2037 •(b)	EUR	2,600	2,894

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Argent Securities Trust
5.269% due 07/25/2036 •		$149	$132

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.769% due 11/25/2034 •		300	278

Asset-Backed Securities Corp. Home Equity Loan Trust
3.933% due 01/25/2036 •		2,085	1,883
6.814% due 05/25/2035 •		403	378

Bear Stearns Asset-Backed Securities Trust
5.249% due 11/25/2036 •		33	33
5.698% due 12/25/2034 •		234	234

Centex Home Equity Loan Trust
5.899% due 09/25/2034 •		61	60
5.929% due 03/25/2035 •		204	201

Countrywide Asset-Backed Certificates Trust
5.404% due 01/25/2045 •		276	262
5.449% due 03/25/2047 •		226	193

EquiFirst Mortgage Loan Trust
6.769% due 04/25/2035 •		210	185

FHF Issuer Trust
5.690% due 02/15/2030		1,129	1,144
5.890% due 06/15/2030		2,500	2,545

FHF Trust
2.290% due 03/15/2027		800	797
4.430% due 01/18/2028		256	255

First Franklin Mortgage Loan Trust
4.712% due 03/25/2036 •		1,690	1,626

GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049		836	756
4.950% due 07/20/2049		856	822

GSAA Home Equity Trust
5.109% due 03/25/2036 •		50	17
6.000% due 10/25/2037		22	19
6.948% due 06/25/2036 þ		218	55

Lehman XS Trust
5.309% due 10/25/2036 •		116	104

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		131	105

Long Beach Mortgage Loan Trust
5.289% due 10/25/2036 •		739	243

MASTR Asset-Backed Securities Trust
5.869% due 10/25/2035 •		225	206

Merrill Lynch Mortgage Investors Trust
5.569% due 12/25/2036 •		1,184	1,139

Mosaic Solar Loan Trust
2.640% due 01/20/2053		549	483

New Century Home Equity Loan Trust
5.704% due 10/25/2035 •		1,800	1,586

Northwoods Capital Ltd.
6.363% due 11/13/2031 •		2,144	2,148

Palmer Square European Loan Funding DAC
5.488% due 01/15/2033 •	EUR	1,000	1,113

Regatta Funding Ltd.
6.311% due 01/15/2033 •		$1,400	1,400
6.485% due 10/25/2031 •		1,110	1,111

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		624	607
4.320% due 09/25/2030		423	423

Residential Asset Mortgage Products Trust
4.909% due 10/25/2033 •		205	205
6.169% due 01/25/2035 •		748	722

Residential Asset Securities Corp. Trust
6.211% due 08/25/2034 •		90	90

Service Experts Issuer
2.670% due 02/02/2032		426	413

Specialty Underwriting & Residential Finance Trust
6.139% due 12/25/2035 •		143	141

Starwood Commercial Mortgage Trust
7.229% due 04/18/2038 •		400	394

Structured Asset Investment Loan Trust
5.669% due 04/25/2033 •		6	6
5.944% due 05/25/2035 •		1,639	1,470

Structured Asset Securities Corp. Mortgage Loan Trust
5.389% due 02/25/2037 •		81	80
5.404% due 07/25/2036 •		1,554	1,541

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunnova Helios Issuer LLC
5.300% due 05/20/2050		$1,009	$996

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		1,404	1,252
5.400% due 04/30/2058		1,068	1,053

Sunrun Demeter Issuer
2.270% due 01/30/2057		643	558

Upstart Pass-Through Trust
3.800% due 04/20/2030		215	213

Total Asset-Backed Securities (Cost $36,712)			36,071

SOVEREIGN ISSUES 3.1%

Brazil Government International Bond
6.125% due 03/15/2034		700	715

Chile Government International Bond
2.750% due 01/31/2027		300	290
3.500% due 01/31/2034		300	277

Fondo Mivivienda SA
4.625% due 04/12/2027		400	400

Hungary Government International Bond
4.000% due 07/25/2029	EUR	1,100	1,244

Mexico Government International Bond
2.250% due 08/12/2036		610	533
4.490% due 05/25/2032		1,100	1,239

Peru Government International Bond
7.300% due 08/12/2033	PEN	4,800	1,401

Republic of Uzbekistan International Bond
5.375% due 05/29/2027	EUR	400	449

Romania Government International Bond
2.000% due 04/14/2033		200	173
5.500% due 09/18/2028		500	584
6.375% due 09/18/2033		500	598

Serbia Government International Bond
1.000% due 09/23/2028		300	298

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	7,540	459

Uruguay Government International Bond
4.975% due 04/20/2055		$100	97

Total Sovereign Issues (Cost $8,827)			8,757

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

CaixaBank SA
5.875% due 10/09/2027 •(g)(h)		200,000	224

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(g)		100,000	95

Total Preferred Securities (Cost $357)			319

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

U.S. TREASURY BILLS 0.0%
4.667% due 10/08/2024 - 12/19/2024 (d)(e)(m)		$121	120

Total Short-Term Instruments (Cost $120)			120

Total Investments in Securities (Cost $334,393)			326,851

Total Investments 114.6% (Cost $334,393)			$326,851

Financial Derivative Instruments (j)(l) (0.0)% (Cost or Premiums, net $775)			(20)

Other Assets and Liabilities, net (14.6)%			(41,726)

Net Assets 100.0%			$285,105

64	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	5.070%	09/24/2024	10/01/2024	$(27,041)	$(27,068)
	5.080	09/26/2024	10/03/2024	(5,272)	(5,276)
BRC	5.090	10/01/2024	10/08/2024	(26,245)	(26,245)
SBI	5.000	09/25/2024	10/02/2024	(4,502)	(4,505)

Total Reverse Repurchase Agreements					$(63,094)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2054	$750	$(629)	$(621)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2054	750	(655)	(648)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2054	500	(454)	(450)

Total Short Sales (0.6)%				$(1,738)	$(1,719)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(32,344)	$0	$(32,344)	$32,038	$(306)
BRC	0	(26,245)	0	(26,245)	0	(26,245)
SBI	0	(4,505)	0	(4,505)	4,609	104

Total Borrowings and Other Financing Transactions	$0	$(63,094)	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	65

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(4,505)	$0	$0	$(4,505)
U.S. Treasury Obligations	(27,068)	(5,276)	0	0	(32,344)

Total Borrowings	$(27,068)	$(9,781)	$0	$0	$(36,849)

Payable for reverse repurchase agreements(3)					$(36,849)

(i)	Securities with an aggregate market value of $36,647 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(38,736) at a weighted average interest rate of 5.416%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(26,245) is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR	118.750	10/25/2024	1	$1	$0	$0
Call - EUREX Euro-Bobl November 2024 Futures		120.250	10/25/2024	1	1	0	0
Put - EUREX Euro-Bund November 2024 Futures		133.000	10/25/2024	1	1	(1)	0
Call - EUREX Euro-Bund November 2024 Futures		136.000	10/25/2024	1	1	(1)	(1)

						$(2)	$(1)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	2	$2	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	2	2	(1)	0

					$(2)	$0

Total Written Options					$(4)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2024	2	$300	$5	$1	$0
U.S. Treasury 2-Year Note December Futures	12/2024	368	76,633	159	0	(138)
U.S. Treasury 5-Year Note December Futures	12/2024	1	110	0	0	(1)
U.S. Treasury 10-Year Note December Futures	12/2024	367	41,941	42	0	(166)
U.S. Treasury 30-Year Bond December Futures	12/2024	39	4,843	(21)	0	(27)

				$185	$1	$(332)

66	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	4	$(960)	$18	$1	$0
3-Month SOFR Active Contract December Futures	03/2026	5	(1,213)	11	1	0
3-Month SOFR Active Contract June Futures	09/2025	4	(968)	10	1	0
3-Month SOFR Active Contract March Futures	06/2025	4	(965)	13	1	0
3-Month SOFR Active Contract March Futures	06/2026	4	(970)	8	1	0
3-Month SOFR Active Contract September Futures	12/2024	6	(1,429)	36	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(969)	9	1	0
Euro-Bobl December Futures	12/2024	1	(134)	(1)	0	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	6	(710)	(2)	3	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	7	(932)	2	6	0

				$104	$15	$0

Total Futures Contracts				$289	$16	$(332)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.367%	EUR	200	$(1)	$6	$5	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.431		700	(10)	28	18	0	0

							$(11)	$34	$23	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	15,200	$226	$103	$329	$0	$(8)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	7	6	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	0	0	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		1,700	(27)	7	(20)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	29	45	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028		1,600,000	90	139	229	19	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		260,000	(5)	5	0	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		1,100,000	203	(17)	186	14	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		580,000	8	(28)	(20)	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		233,400	1	39	40	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		340,000	20	(50)	(30)	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		79,000	20	47	67	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		$300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		500	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		500	(2)	(7)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		500	(2)	(7)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		500	(2)	(6)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		8,800	(1)	254	253	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2024		2,300	(115)	38	(77)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		4,400	0	126	126	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		500	(4)	(7)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		200	(2)	(2)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		35,500	55	199	254	24	0
Receive	1-Day USD-SOFR Compounded-OIS	2.620	Annual	07/24/2025		3,200	24	29	53	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		3,500	45	143	188	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		2,500	1	99	100	3	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026		250	0	12	12	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	67

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.000%	Annual	06/20/2026	$30,800	$(401)	$525	$124	$0	$(52)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	11,200	250	(263)	(13)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027	550	0	32	32	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	500	0	28	28	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027	400	0	22	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027	700	0	39	39	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	670	0	37	37	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	600	(1)	1	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2027	500	(9)	48	39	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	890	20	(14)	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	110	0	10	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	500	(1)	10	9	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	26,800	(196)	(255)	(451)	65	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	2,470	228	(13)	215	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	1,440	41	(12)	29	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	1,900	(15)	283	268	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031	800	8	92	100	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	700	52	65	117	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	8,400	190	(396)	(206)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	250	(1)	35	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	18,580	179	(335)	(156)	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	11,110	(57)	(220)	(277)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,490	52	50	102	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	200	(1)	(12)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	200	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	200	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	200	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	200	0	(2)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	200	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	200	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	200	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	100	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	400	(2)	16	14	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	200	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	200	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	200	(1)	9	8	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	200	(1)	10	9	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	200	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	200	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	200	(1)	14	13	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	200	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	500	(1)	30	29	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	200	(1)	13	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	200	(1)	(11)	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	11,400	(56)	(301)	(357)	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	300	(1)	(15)	(16)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	200	(1)	(11)	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	400	(1)	(16)	(17)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	200	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	200	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	200	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	200	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	200	(1)	(3)	(4)	1	0

68	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.595%	Annual	08/19/2034		$400	$(1)	$(7)	$(8)	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		400	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051		100	(1)	30	29	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		250	(3)	85	82	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		50	0	(16)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		50	0	(16)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		100	(30)	(1)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(10)	(12)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,400	149	117	266	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		100	(7)	(8)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		100	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,000	179	(277)	(98)	12	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	13,200	0	(107)	(107)	0	(2)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		6,100	0	(49)	(49)	0	(1)
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		18,400	(7)	(110)	(117)	0	(4)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	200	0	4	4	1	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		200	0	4	4	1	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		200	0	5	5	1	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	3	3	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	(5)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		200	0	(4)	(4)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	(1)	(1)	0	(1)
Receive(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		12,800	(145)	(102)	(247)	0	(40)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	4	4	1	0
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		200	(1)	(6)	(7)	0	(1)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(3)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	(1)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Receive(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		3,900	(62)	(6)	(68)	0	(23)
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		300	0	0	0	0	(3)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	1,600	10	56	66	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	4,000	(15)	117	102	0	(8)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	700	(3)	(30)	(33)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		450	(2)	(19)	(21)	1	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		200	(1)	14	13	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	14	14	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		200	(1)	(11)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		200	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		200	0	(8)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		500	(11)	27	16	2	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	0	8	8	1	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		400	(2)	43	41	2	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(9)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(9)	(9)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	69

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	3.280%	Annual	11/22/2033	EUR	100	$0	$(10)	$(10)	$0	$(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(10)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(8)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		200	(1)	(13)	(14)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		200	(1)	(12)	(13)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		200	(1)	(7)	(8)	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	5	5	1	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		100	0	5	5	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	(2)	(2)	0	(1)

							$798	$231	$1,029	$439	$(182)

Total Swap Agreements							$787	$265	$1,052	$439	$(182)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$16	$439	$455	$(1)	$(332)	$(182)	$(515)

(k)

Securities with an aggregate market value of $1,107 and cash of $6,012 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	EUR	579		$646	$1	$0
	10/2024		$517	JPY	74,809	3	0

BPS	10/2024	EUR	641		$716	2	0
	10/2024		$2,761	JPY	397,527	5	0
	12/2024		1,708	MXN	33,655	6	(24)
	05/2029	KWD	70		$240	5	0
	07/2029		9		30	1	0

BRC	10/2024	GBP	6,725		8,872	0	(119)
	10/2024		$127	JPY	18,373	1	0

CBK	10/2024	GBP	428		$568	0	(4)
	10/2024	PEN	5,145		1,369	0	(18)
	10/2024	ZAR	12,862		705	0	(38)
	11/2024		$4,328	BRL	24,300	117	0

70	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

GLM	02/2025		$551	MXN	11,214	$7	$0

MBC	10/2024		9,567	GBP	7,153	0	(4)
	10/2024		2,809	JPY	404,882	8	0
	11/2024	GBP	7,153		$9,566	4	0

MYI	10/2024	EUR	20,541		22,893	28	0

RBC	10/2024		$24,272	EUR	21,761	0	(49)
	10/2024		273	JPY	39,642	2	0
	11/2024	EUR	21,761		$24,305	48	0

SCX	10/2024		$322	JPY	46,631	3	0

TOR	10/2024	JPY	663,325		$4,588	0	(27)
	11/2024		$4,588	JPY	660,279	27	0

UAG	10/2024	JPY	313,029		$2,186	8	0
	10/2024	ZAR	10,890		595	0	(34)
	11/2024		$2,186	JPY	311,588	0	(8)

Total Forward Foreign Currency Contracts						$276	$(325)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.110%	07/26/2032	200	$32	$20
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.110	07/26/2032	300	49	73

MYC	Call - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.400	07/20/2027	300	39	15
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.400	07/20/2027	300	40	59

Total Purchased Options							$160	$167

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	200	$ (1)	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	200	(1)	(1)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	100	1	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	100	1	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	200	0	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	200	0	0

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	400	(1)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	200	(1)	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	71

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145%	10/28/2024	200	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	200	(1)	(1)

							$(18)	$(13)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Cap	2.596%	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	$(28)	$(53)
	Put - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	(28)	(2)

						$(56)	$(55)

Total Written Options						$(74)	$(68)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
MYC	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	0.651%	$	1,000	$(43)	$51	$8	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
MYC	CMBX.NA.AAA.14 Index	0.500%	Monthly	12/16/2072	$	2,100	$(51)	$33	$0	$(18)

Total Swap Agreements							$(94)	$84	$8	$(18)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$4	$0	$0	$4	$0	$(1)	$0	$(1)	$3	$0	$3
BPS	19	0	0	19	(24)	0	0	(24)	(5)	0	(5)
BRC	1	0	0	1	(119)	(2)	0	(121)	(120)	113	(7)
CBK	117	0	0	117	(60)	0	0	(60)	57	0	57
GLM	7	93	0	100	0	(6)	0	(6)	94	0	94
JPM	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MBC	12	0	0	12	(4)	0	0	(4)	8	0	8
MYC	0	74	8	82	0	(56)	(18)	(74)	8	77	85
MYI	28	0	0	28	0	0	0	0	28	0	28
RBC	50	0	0	50	(49)	0	0	(49)	1	0	1
SCX	3	0	0	3	0	0	0	0	3	0	3
TOR	27	0	0	27	(27)	0	0	(27)	0	0	0
UAG	8	0	0	8	(42)	(2)	0	(44)	(36)	0	(36)

Total Over the Counter	$276	$167	$8	$451	$(325)	$(68)	$(18)	$(411)

(m)

Securities with an aggregate market value of $190 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

72	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$16	$16
Swap Agreements	0	0	0	0	439	439

	$0	$0	$0	$0	$455	$455

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$276	$0	$276
Purchased Options	0	0	0	0	167	167
Swap Agreements	0	8	0	0	0	8

	$0	$8	$0	$276	$167	$451

	$0	$8	$0	$276	$622	$906

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	332	332
Swap Agreements	0	0	0	0	182	182

	$0	$0	$0	$0	$515	$515

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$325	$0	$325
Written Options	0	0	0	0	68	68
Swap Agreements	0	18	0	0	0	18

	$0	$18	$0	$325	$68	$411

	$0	$18	$0	$325	$583	$926

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$21	$21
Futures	0	0	0	0	1,864	1,864
Swap Agreements	0	20	0	0	1,154	1,174

	$0	$20	$0	$0	$3,039	$3,059

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,534)	$0	$(1,534)
Purchased Options	0	0	0	0	(24)	(24)
Written Options	0	0	0	0	144	144
Swap Agreements	0	10	0	0	0	10

	$0	$10	$0	$(1,534)	$120	$(1,404)

	$0	$30	$0	$(1,534)	$3,159	$1,655

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	73

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)	September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(116)	$(116)
Swap Agreements	0	(7)	0	0	(4,215)	(4,222)

	$0	$(7)	$0	$0	$(4,331)	$(4,338)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(62)	$0	$(62)
Purchased Options	0	0	0	0	(21)	(21)
Written Options	0	0	0	0	(18)	(18)
Swap Agreements	0	20	0	0	0	20

	$0	$20	$0	$(62)	$(39)	$(81)

	$0	$13	$0	$(62)	$(4,370)	$(4,419)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$57,114	$0	$57,114
Industrials	0	20,202	0	20,202
Utilities	0	10,294	0	10,294
U.S. Government Agencies	0	120,273	0	120,273
U.S. Treasury Obligations	0	33,222	0	33,222
Non-Agency Mortgage-Backed Securities	0	40,479	0	40,479
Asset-Backed Securities	0	36,071	0	36,071
Sovereign Issues	0	8,757	0	8,757
Preferred Securities
Banking & Finance	0	319	0	319
Short-Term Instruments
U.S. Treasury Bills	0	120	0	120

Total Investments	$0	$326,851	$0	$326,851

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,719)	$0	$(1,719)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$454	$0	$455
Over the counter	0	451	0	451

	$1	$905	$0	$906

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(514)	0	(515)
Over the counter	0	(411)	0	(411)

	$(1)	$(925)	$0	$(926)

Total Financial Derivative Instruments	$0	$(20)	$0	$(20)

Totals	$0	$325,112	$0	$325,112

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

74	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.6%

Albion Financing 3 SARL
9.826% (TSFR3M + 4.250%) due 08/16/2029 ~	$1,995	$2,010

AP Core Holdings LLC
10.460% due 09/01/2027	1,979	1,815

Assetmark Financial Holdings, Inc.
7.604% due 09/05/2031	1,700	1,682

Caesars Entertainment, Inc.
7.595% due 02/06/2031	13,930	13,951

Cengage Learning, Inc.
9.538% (TSFR6M + 4.250%) due 03/22/2031 ~	18,030	18,091

Chromalloy Corp.
9.082% - 9.091% (TSFR3M + 3.750%) due 03/27/2031 ~	5,736	5,462

Cohesity
TBD% due 03/08/2031 «µ	2,674	2,674
TBD% due 03/08/2031 «	25,300	25,300

CoreLogic, Inc.
8.460% due 06/02/2028	5,074	5,036

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ	4,000	4,002

Cotiviti Corp.
7.625% due 05/01/2031	13,225	13,305

Cotiviti, Inc.
8.451% due 05/01/2031 «	9,950	9,956

DirecTV Financing LLC
10.210% due 08/02/2029	18,620	18,364

Focus Financial Partners LLC
TBD% due 09/11/2031	4,560	4,552
TBD% due 09/11/2031 µ	490	489

Fortress Intermediate 3, Inc.
8.595% due 06/27/2031	14,975	14,966

GBT U.S. LLC
8.279% (TSFR3M + 3.000%) due 07/25/2031 ~	1,875	1,873

Global Medical Response, Inc.
10.461% (TSFR1M + 5.500%) due 10/31/2028 ~	10,196	10,154

Gray Television, Inc.
10.451% due 06/04/2029	4,489	4,322

Gulfside Supply, Inc.
8.286% (TSFR3M + 3.000%) due 06/17/2031 ~	1,000	1,001

Kohler Energy Co. LLC
9.354% due 05/01/2031	7,930	8,014

LifePoint Health, Inc.
8.965% due 05/17/2031	3,441	3,446
10.054% (TSFR3M + 4.750%) due 11/16/2028 ~	5,921	5,926

McAfee LLC
8.451% due 03/01/2029	4,813	4,802

Mitchell International, Inc.
8.095% due 06/17/2031	8,750	8,632

Modena Buyer LLC
9.104% due 07/01/2031	14,075	13,508

Nuvei Technologies Corp.
TBD% due 07/18/2031	5,775	5,718

Reynolds Group Holdings, Inc.
7.345% due 09/24/2028	2,475	2,477

Rockpoint Gas Storage Partners LP
TBD% due 09/12/2031	10,250	10,220

Scientific Games Holdings LP
8.318% (TSFR3M + 3.000%) due 04/04/2029 ~	3,400	3,384

Sotera Health Holdings LLC
8.095% (TSFR1M + 3.250%) due 05/30/2031 ~	31,250	31,191

Syniverse Holdings, Inc.
11.604% due 05/13/2027	10,755	10,649

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TGP Holdings III LLC
8.195% due 06/29/2028	$5,394	$5,101

TransDigm, Inc.
7.104% due 02/28/2031	6,532	6,513
7.354% due 03/22/2030	4,826	4,831

Triton Water Holdings, Inc.
8.604% (TSFR3M + 4.000%) due 03/31/2028 ~	2,488	2,491

Truist Insurance Holdings LLC
7.854% (TSFR3M + 3.250%) due 05/06/2031 ~	5,900	5,901

United Airlines, Inc.
8.033% due 02/22/2031	2,943	2,952

White Cap Buyer LLC
8.095% due 10/19/2029	5,250	5,218

Total Loan Participations and Assignments (Cost $299,281)		299,979

CORPORATE BONDS & NOTES 83.5%

BANKING & FINANCE 12.3%

Alamo Re Ltd.
12.296% (T-BILL 1MO + 7.750%) due 06/07/2027 ~	2,100	2,176
15.796% (T-BILL 1MO + 11.250%) due 06/08/2026 ~	2,100	2,215

Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	27,850	28,177
7.000% due 01/15/2031	20,425	21,004

Allied Universal Holdco LLC
4.625% due 06/01/2028	8,675	8,153

Ally Financial, Inc.
6.700% due 02/14/2033	1,000	1,023
8.000% due 11/01/2031	5,000	5,631

AmWINS Group, Inc.
4.875% due 06/30/2029	13,525	12,980
6.375% due 02/15/2029	8,450	8,661

Armor RE Ltd.
14.852% (T-BILL 3MO + 10.250%) due 05/07/2031 ~	750	782

Baldwin Insurance Group Holdings LLC
7.125% due 05/15/2031	5,625	5,923

Bayou Re Ltd.
23.102% (T-BILL 1MO + 18.500%) due 04/30/2031 ~	250	267

BNP Paribas SA
8.500% due 08/14/2028 •(e)(g)	8,000	8,603

Boost Newco Borrower LLC
7.500% due 01/15/2031	16,100	17,289

Brandywine Operating Partnership LP
8.875% due 04/12/2029	10,300	11,393

Brookfield Property REIT, Inc.
4.500% due 04/01/2027	697	679

Burford Capital Global Finance LLC
6.250% due 04/15/2028	400	399
9.250% due 07/01/2031	31,025	33,425

Charles River Re Ltd.
11.296% due 05/10/2031 •	250	258

Credit Acceptance Corp.
9.250% due 12/15/2028	6,875	7,361

CTR Partnership LP
3.875% due 06/30/2028	10,000	9,539

Cushman & Wakefield U.S. Borrower LLC
8.875% due 09/01/2031	3,125	3,415

Encore Capital Group, Inc.
8.500% due 05/15/2030	20,825	21,967
9.250% due 04/01/2029	6,325	6,813

Everglades Re II Ltd.
15.046% (T-BILL 1MO + 10.500%) due 05/13/2031 ~	1,100	1,149
16.046% (T-BILL 1MO + 11.500%) due 05/13/2031 ~	1,100	1,146
17.296% (T-BILL 1MO + 12.750%) due 05/13/2031 ~	630	659

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Five Point Operating Co. LP
10.500% due 01/15/2028 þ	$672	$688

Focus Financial Partners LLC
6.750% due 09/15/2031	6,400	6,465

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	2,825	2,816
5.875% due 04/15/2033 (a)	4,875	4,851
7.000% due 05/01/2031	16,515	17,422

Freedom Mortgage Corp.
6.625% due 01/15/2027	6,900	6,921
7.625% due 05/01/2026	5,400	5,454
12.000% due 10/01/2028	10,425	11,397
12.250% due 10/01/2030	18,375	20,596

Freedom Mortgage Holdings LLC
9.125% due 05/15/2031	11,200	11,529
9.250% due 02/01/2029	6,400	6,658

GGAM Finance Ltd.
6.875% due 04/15/2029	11,725	12,227

Global Atlantic Fin Co.
4.700% due 10/15/2051 •	6,100	5,841

Greystar Real Estate Partners LLC
7.750% due 09/01/2030	5,600	5,952

Highwoods Realty LP
3.050% due 02/15/2030	2,200	1,981

Howard Hughes Corp.
4.125% due 02/01/2029	7,800	7,283
4.375% due 02/01/2031	900	826
5.375% due 08/01/2028	5,000	4,931

HUB International Ltd.
7.250% due 06/15/2030	16,850	17,570

Hudson Pacific Properties LP
3.250% due 01/15/2030	3,875	2,941
4.650% due 04/01/2029	300	249
5.950% due 02/15/2028	7,500	6,888

Icahn Enterprises LP
5.250% due 05/15/2027	2,825	2,709
6.250% due 05/15/2026	16,900	16,783

Intesa Sanpaolo SpA
7.700% due 09/17/2025 •(e)(g)	23,000	23,029

Iron Mountain, Inc.
4.875% due 09/15/2029	16,050	15,732
5.625% due 07/15/2032	2,494	2,490

Jane Street Group
7.125% due 04/30/2031	40,750	43,211

Jefferies Finance LLC
5.000% due 08/15/2028	1,000	952

Jefferson Capital Holdings LLC
9.500% due 02/15/2029	7,225	7,721

Kilroy Realty LP
4.750% due 12/15/2028	300	298

Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027	7,200	7,042
4.750% due 06/15/2029	2,075	2,028
7.000% due 07/15/2031	6,450	6,845

LFS Topco LLC
5.875% due 10/15/2026	7,800	7,344

Longleaf Pine Re Ltd.
22.046% (T-BILL 1MO + 17.500%) due 05/27/2031 ~	1,150	1,250

Macquarie Airfinance Holdings Ltd.
6.400% due 03/26/2029	3,625	3,776
6.500% due 03/26/2031	4,100	4,330

Midcap Financial Issuer Trust
5.625% due 01/15/2030	5,000	4,619
6.500% due 05/01/2028	5,750	5,576

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	5,000	4,801
5.500% due 08/15/2028	11,000	10,898
5.750% due 11/15/2031	9,000	8,826
6.500% due 08/01/2029	15,440	15,713
7.125% due 02/01/2032	14,300	14,946

Navient Corp.
5.000% due 03/15/2027	8,975	8,903
5.500% due 03/15/2029	1,000	971
6.750% due 06/15/2026	2,224	2,275

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	75

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newmark Group, Inc.
7.500% due 01/12/2029		$38,600	$41,732

Nexi SpA
2.125% due 04/30/2029 (h)	EUR	5,000	5,200

OneMain Finance Corp.
3.500% due 01/15/2027		$9,475	9,064
4.000% due 09/15/2030		12,200	10,876
5.375% due 11/15/2029		9,000	8,656
6.625% due 01/15/2028 (h)		7,000	7,133
7.125% due 03/15/2026		10,975	11,213
7.125% due 11/15/2031		7,575	7,672
7.500% due 05/15/2031		15,725	16,201
9.000% due 01/15/2029 (h)		22,975	24,365

Oxford Finance LLC
6.375% due 02/01/2027		12,664	12,592

Palm RE Ltd.
14.046% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		250	261

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)		7,650	5,352

Panther Escrow Issuer LLC
7.125% due 06/01/2031		15,400	16,165

Park Intermediate Holdings LLC
4.875% due 05/15/2029		7,825	7,600
7.000% due 02/01/2030		6,850	7,127

Pebblebrook Hotel LP
6.375% due 10/15/2029 (a)		4,125	4,156

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		13,000	12,413
5.750% due 09/15/2031		10,000	9,810
7.125% due 11/15/2030		14,650	15,180
7.875% due 12/15/2029		7,650	8,164

PRA Group, Inc.
8.875% due 01/31/2030		12,450	12,983

Purple Re Ltd.
13.546% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		1,300	1,343

RHP Hotel Properties LP
4.500% due 02/15/2029		14,000	13,558
6.500% due 04/01/2032		6,925	7,162

RLJ Lodging Trust LP
3.750% due 07/01/2026		2,500	2,447
4.000% due 09/15/2029		4,800	4,423

Rocket Mortgage LLC
3.625% due 03/01/2029		4,100	3,859
3.875% due 03/01/2031		8,000	7,373
4.000% due 10/15/2033		11,000	9,835

SBA Communications Corp.
3.125% due 02/01/2029		20,500	18,965

Service Properties Trust
5.500% due 12/15/2027		3,000	2,859
8.375% due 06/15/2029		23,700	23,697
8.875% due 06/15/2032		5,000	4,780

Synchrony Financial
7.250% due 02/02/2033		1,000	1,039

Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		250	258
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		300	309
13.602% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		250	257

UniCredit SpA
5.459% due 06/30/2035 •		28,700	28,250

USI, Inc.
7.500% due 01/15/2032		500	519

VFH Parent LLC
7.500% due 06/15/2031		7,400	7,767

Vornado Realty LP
2.150% due 06/01/2026		15,982	15,226
3.400% due 06/01/2031		6,270	5,409

Windmill Re DAC
8.935% due 07/05/2028 ~	EUR	250	276

			1,019,167

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 68.4%

180 Medical, Inc.
3.875% due 10/15/2029		$11,000	$10,433

AAR Escrow Issuer LLC
6.750% due 03/15/2029		6,650	6,922

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		1,725	1,645

AdaptHealth LLC
4.625% due 08/01/2029		1,800	1,669
5.125% due 03/01/2030		2,300	2,155

Adient Global Holdings Ltd.
4.875% due 08/15/2026		6,900	6,841

ADT Security Corp.
4.125% due 08/01/2029		4,000	3,824
4.875% due 07/15/2032		8,300	7,937

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		22,502	21,382

Affinity Interactive
6.875% due 12/15/2027		3,900	3,356

Air Canada
3.875% due 08/15/2026		8,100	7,894
4.625% due 08/15/2029	CAD	7,150	5,207

Albertsons Cos., Inc.
3.250% due 03/15/2026		$28	27
3.500% due 03/15/2029		4,125	3,858
4.625% due 01/15/2027		49	48
4.875% due 02/15/2030		5,300	5,230
5.875% due 02/15/2028		7,284	7,338

Albion Financing SARL
6.125% due 10/15/2026		12,675	12,727
8.750% due 04/15/2027		16,470	16,917

Alcoa Nederland Holding BV
4.125% due 03/31/2029		8,375	8,040
7.125% due 03/15/2031		4,875	5,202

Allegiant Travel Co.
7.250% due 08/15/2027		36,050	35,778

Allied Universal Holdco LLC
7.875% due 02/15/2031		9,625	9,840

Allison Transmission, Inc.
3.750% due 01/30/2031		9,475	8,622

Alta Equipment Group, Inc.
9.000% due 06/01/2029		4,725	4,236

Altice France SA
5.125% due 01/15/2029		16,300	11,463
5.125% due 07/15/2029		16,200	11,407
5.500% due 01/15/2028		15,200	11,066
5.500% due 10/15/2029		11,250	7,892

AMC Networks, Inc.
10.250% due 01/15/2029		10,450	10,748

Amentum Escrow Corp.
7.250% due 08/01/2032		6,750	7,051

Amer Sports Co.
6.750% due 02/16/2031		6,750	6,926

American Airlines Pass-Through Trust
3.375% due 11/01/2028		2,860	2,719

American Airlines, Inc.
5.500% due 04/20/2026		19,104	19,065
5.750% due 04/20/2029		31,500	31,474

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		10,000	9,357
4.000% due 01/15/2028		10,000	9,631

ams-OSRAM AG
12.250% due 03/30/2029		16,200	17,244

Amsted Industries, Inc.
4.625% due 05/15/2030		10,125	9,679

Apache Corp.
4.875% due 11/15/2027		5,900	5,902

APi Group DE, Inc.
4.125% due 07/15/2029		19,750	18,588

Arches Buyer, Inc.
4.250% due 06/01/2028		20,000	18,422

Arcosa, Inc.
6.875% due 08/15/2032		8,450	8,851

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028 (h)	$7,000	$6,414
4.000% due 09/01/2029	1,000	894

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	7,000	6,921

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	23,175	22,762

AthenaHealth Group, Inc.
6.500% due 02/15/2030	8,650	8,316

ATP Tower Holdings LLC
4.050% due 04/27/2026	800	780

ATS Corp.
4.125% due 12/15/2028	11,000	10,367

Avantor Funding, Inc.
3.875% due 11/01/2029	5,500	5,208
4.625% due 07/15/2028	8,900	8,706

Avient Corp.
6.250% due 11/01/2031	2,350	2,411

Avis Budget Car Rental LLC
4.750% due 04/01/2028 (h)	5,715	5,379
5.375% due 03/01/2029	5,225	4,889
8.000% due 02/15/2031 (h)	5,475	5,604
8.250% due 01/15/2030	13,700	14,025

Axalta Coating Systems Dutch Holding B BV
7.250% due 02/15/2031	4,500	4,811

Axalta Coating Systems LLC
3.375% due 02/15/2029	17,000	15,933

B&G Foods, Inc.
8.000% due 09/15/2028	14,825	15,526

B.C. Unlimited Liability Co.
3.500% due 02/15/2029	13,950	13,089
3.875% due 01/15/2028	20,000	19,236
4.000% due 10/15/2030	43,900	40,521
4.375% due 01/15/2028	9,000	8,753

Ball Corp.
2.875% due 08/15/2030	17,000	15,144
3.125% due 09/15/2031	1,500	1,334

Bath & Body Works, Inc.
6.875% due 11/01/2035	20,000	20,862

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028	27,375	28,983

Bausch Health Cos., Inc.
4.875% due 06/01/2028	9,600	7,522
5.500% due 11/01/2025	10,000	9,795
5.750% due 08/15/2027	2,425	2,070
6.125% due 02/01/2027	6,300	5,696
11.000% due 09/30/2028	7,825	7,316

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027	24,671	24,774

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029	10,000	9,431
6.500% due 08/01/2030	2,600	2,693

BellRing Brands, Inc.
7.000% due 03/15/2030	5,800	6,076

Block, Inc.
2.750% due 06/01/2026	2,500	2,426
3.500% due 06/01/2031	14,000	12,779
6.500% due 05/15/2032	26,800	27,941

Boise Cascade Co.
4.875% due 07/01/2030	800	775

Bombardier, Inc.
7.000% due 06/01/2032	875	916
7.250% due 07/01/2031	13,275	14,051
8.750% due 11/15/2030	7,825	8,602

Boyd Gaming Corp.
4.750% due 06/15/2031	8,400	8,026

Brink’s Co.
6.500% due 06/15/2029	4,125	4,277
6.750% due 06/15/2032	1,225	1,279

Buckeye Partners LP
4.500% due 03/01/2028	5,200	5,047
5.850% due 11/15/2043	2,625	2,349

Builders FirstSource, Inc.
4.250% due 02/01/2032	7,000	6,476

76	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 03/01/2030	$16,100	$15,802
6.375% due 03/01/2034	25	26

Cable One, Inc.
4.000% due 11/15/2030 (h)	4,511	3,599

Caesars Entertainment, Inc.
6.500% due 02/15/2032	10,960	11,344
7.000% due 02/15/2030	9,250	9,670

Camelot Finance SA
4.500% due 11/01/2026	12,500	12,329

Capstone Borrower, Inc.
8.000% due 06/15/2030	9,300	9,863

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028	27,579	26,467

Carnival Corp.
4.000% due 08/01/2028	37,150	35,904
5.750% due 03/01/2027	23,500	23,814
7.000% due 08/15/2029	9,375	9,970

CCO Holdings LLC
4.250% due 02/01/2031	28,225	24,905
4.250% due 01/15/2034	13,700	11,250
4.500% due 08/15/2030	29,200	26,490
4.500% due 05/01/2032	17,550	15,188
4.500% due 06/01/2033	11,592	9,854
4.750% due 03/01/2030	31,500	28,998
5.000% due 02/01/2028	17,500	17,036
5.125% due 05/01/2027	17,575	17,311
5.375% due 06/01/2029	12,500	12,056
6.375% due 09/01/2029	1,000	1,002

CD&R Smokey Buyer, Inc.
6.750% due 07/15/2025	14,950	14,959

Cedar Fair LP
5.250% due 07/15/2029	7,500	7,374

Central Garden & Pet Co.
4.125% due 10/15/2030	5,000	4,653

Central Parent LLC
8.000% due 06/15/2029	8,275	8,614

Central Parent, Inc.
7.250% due 06/15/2029	1,350	1,382

Cerdia Finanz GmbH
9.375% due 10/03/2031 (a)	9,100	9,305

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028	5,700	5,534

Chobani LLC
4.625% due 11/15/2028	800	780
7.625% due 07/01/2029	12,253	12,882

Churchill Downs, Inc.
4.750% due 01/15/2028	18,975	18,618
5.750% due 04/01/2030	9,700	9,718
6.750% due 05/01/2031	8,400	8,685

Cimpress PLC
7.375% due 09/15/2032	7,850	7,923

Cinemark USA, Inc.
5.250% due 07/15/2028	3,600	3,543

Citgo Petroleum Corp.
8.375% due 01/15/2029	14,800	15,412

Civitas Resources, Inc.
8.375% due 07/01/2028	6,500	6,765
8.625% due 11/01/2030	1,251	1,326
8.750% due 07/01/2031	18,075	19,156

Clarivate Science Holdings Corp.
3.875% due 07/01/2028	20,000	19,211

Cleveland-Cliffs, Inc.
7.000% due 03/15/2032	23,277	23,562

Cloud Software Group, Inc.
6.500% due 03/31/2029	33,000	32,862
8.250% due 06/30/2032	3,675	3,844

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	10,000	10,104
6.875% due 01/15/2030	9,350	9,560
8.750% due 04/15/2030	24,250	24,649

CNX Midstream Partners LP
4.750% due 04/15/2030	4,125	3,860

CNX Resources Corp.
7.250% due 03/01/2032	10,675	11,219

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Coherent Corp.
5.000% due 12/15/2029	$7,100	$6,950

CommScope LLC
7.125% due 07/01/2028	2,800	2,325

Community Health Systems, Inc.
4.750% due 02/15/2031	19,425	17,090
5.250% due 05/15/2030	10,875	10,017
5.625% due 03/15/2027	21,875	21,543
6.000% due 01/15/2029	11,942	11,604
10.875% due 01/15/2032	17,025	18,783

Comstock Resources, Inc.
5.875% due 01/15/2030	10,200	9,545

Concentra Escrow Issuer Corp.
6.875% due 07/15/2032	2,475	2,606

Connect Finco SARL
9.000% due 09/15/2029	20,850	20,203

Consolidated Communications, Inc.
5.000% due 10/01/2028	4,000	3,685

CoreLogic, Inc.
4.500% due 05/01/2028	9,857	9,312

Cougar JV Subsidiary LLC
8.000% due 05/15/2032	1,000	1,058

CQP Holdco LP
5.500% due 06/15/2031	31,780	31,191

Crescent Energy Finance LLC
7.375% due 01/15/2033	12,450	12,264

Crocs, Inc.
4.125% due 08/15/2031	5,900	5,365

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	16,975	15,726

Crown Americas LLC
5.250% due 04/01/2030	1,000	1,011

DaVita, Inc.
4.625% due 06/01/2030	29,700	28,335

Delek Logistics Partners LP
8.625% due 03/15/2029	10,850	11,424

Diamond Foreign Asset Co.
8.500% due 10/01/2030	4,475	4,679

Directv Financing LLC
5.875% due 08/15/2027	20,275	19,921

DT Midstream, Inc.
4.125% due 06/15/2029	9,525	9,118
4.375% due 06/15/2031	13,250	12,552

Dye & Durham Ltd.
8.625% due 04/15/2029	4,025	4,261

Edgewell Personal Care Co.
4.125% due 04/01/2029	5,500	5,208

Elanco Animal Health, Inc.
6.650% due 08/28/2028	10,000	10,376

Element Solutions, Inc.
3.875% due 09/01/2028	14,500	13,836

Embecta Corp.
5.000% due 02/15/2030	27,850	25,666

Emerald Debt Merger Sub LLC
6.625% due 12/15/2030	12,000	12,388

Endo Finance Holdings, Inc.
8.500% due 04/15/2031	3,675	3,942

EQM Midstream Partners LP
4.500% due 01/15/2029	32,625	31,942
4.750% due 01/15/2031	18,775	18,192
5.500% due 07/15/2028	5,000	5,071
6.500% due 07/01/2027	17,900	18,451
6.500% due 07/15/2048	12,500	12,936
7.500% due 06/01/2030	5,750	6,319

FAGE International SA
5.625% due 08/15/2026 (h)	1,872	1,859

Fertitta Entertainment LLC
4.625% due 01/15/2029	10,000	9,556

First Student Bidco, Inc.
4.000% due 07/31/2029	22,250	20,896

Fortress Intermediate 3, Inc.
7.500% due 06/01/2031	20,725	21,891

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Frontier Communications Holdings LLC
8.625% due 03/15/2031	$5,500	$5,934

Gap, Inc.
3.625% due 10/01/2029	30,604	27,713
3.875% due 10/01/2031	30,850	27,000

Garda World Security Corp.
4.625% due 02/15/2027	13,000	12,776
6.000% due 06/01/2029	11,300	10,855
7.750% due 02/15/2028	6,000	6,227
8.250% due 08/01/2032	15,000	15,367

Gartner, Inc.
3.625% due 06/15/2029	6,400	6,114
3.750% due 10/01/2030	1,200	1,127

Genesee & Wyoming, Inc.
6.250% due 04/15/2032	9,125	9,395

GFL Environmental, Inc.
3.500% due 09/01/2028	10,000	9,529
4.000% due 08/01/2028	10,000	9,613
4.375% due 08/15/2029	3,000	2,878
6.750% due 01/15/2031	7,875	8,269

Global Medical Response, Inc. (8.750% Cash and 1.250% PIK)
10.000% due 10/31/2028 (b)	8,007	8,053

Global Partners LP
8.250% due 01/15/2032	6,500	6,748

GN Bondco LLC
9.500% due 10/15/2031 (h)	38,875	40,956

Go Daddy Operating Co. LLC
3.500% due 03/01/2029	1,800	1,690

goeasy Ltd.
4.375% due 05/01/2026	6,000	5,922
7.625% due 07/01/2029	15,375	15,944
9.250% due 12/01/2028	10,750	11,583

Graham Packaging Co., Inc.
7.125% due 08/15/2028	25,050	24,828

Graphic Packaging International LLC
3.500% due 03/15/2028	5,000	4,775
3.500% due 03/01/2029	5,000	4,717
3.750% due 02/01/2030	10,000	9,374

Gray Television, Inc.
10.500% due 07/15/2029	6,950	7,266

Griffon Corp.
5.750% due 03/01/2028	16,970	16,772

Gulfport Energy Corp.
6.750% due 09/01/2029	4,150	4,204

GYP Holdings Corp.
4.625% due 05/01/2029	5,301	5,058

Harbour Energy PLC
5.500% due 10/15/2026	15,800	15,745

Hawaiian Brand Intellectual Property Ltd.
11.000% due 04/15/2029	2,648	2,661

HealthEquity, Inc.
4.500% due 10/01/2029	8,800	8,516

Helios Software Holdings, Inc.
8.750% due 05/01/2029	4,700	4,808

Herc Holdings, Inc.
6.625% due 06/15/2029	3,325	3,447

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	14,000	12,661
3.750% due 05/01/2029	9,400	8,917
4.000% due 05/01/2031	9,000	8,422

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	15,000	13,625
5.000% due 06/01/2029	11,175	10,625

Hologic, Inc.
3.250% due 02/15/2029	14,475	13,498

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	22,045	22,850
8.875% due 07/15/2028	6,200	6,581

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)	280	274

Imola Merger Corp.
4.750% due 05/15/2029	42,650	41,654

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	77

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ingevity Corp.
3.875% due 11/01/2028	$13,150	$12,361

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028	19,838	19,719

Intelsat Jackson Holdings SA
6.500% due 03/15/2030	26,425	25,349

Jazz Securities DAC
4.375% due 01/15/2029	6,800	6,582

JELD-WEN, Inc.
4.875% due 12/15/2027	2,750	2,689
7.000% due 09/01/2032	12,675	12,820

JetBlue Airways Corp.
9.875% due 09/20/2031	40,375	42,567

Kaiser Aluminum Corp.
4.500% due 06/01/2031	3,575	3,275
4.625% due 03/01/2028	6,725	6,511

Kinetik Holdings LP
6.625% due 12/15/2028	2,250	2,337

Kodiak Gas Services LLC
7.250% due 02/15/2029	7,950	8,234

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	12,800	12,794

Kronos Acquisition Holdings, Inc.
8.250% due 06/30/2031	7,025	7,060
10.750% due 06/30/2032	25,050	23,680

LABL, Inc.
5.875% due 11/01/2028	22,125	20,763
6.750% due 07/15/2026	14,400	14,397
8.625% due 10/01/2031 (a)	23,885	23,729

Lamar Media Corp.
3.625% due 01/15/2031	5,000	4,573
3.750% due 02/15/2028	5,565	5,343

Lamb Weston Holdings, Inc.
4.125% due 01/31/2030	6,000	5,633
4.375% due 01/31/2032	3,450	3,203
4.875% due 05/15/2028	8,000	7,958

LCPR Senior Secured Financing DAC
6.750% due 10/15/2027	400	366

Legacy LifePoint Health LLC
4.375% due 02/15/2027	12,400	12,171

Level 3 Financing, Inc.
4.500% due 04/01/2030	8,250	6,431
10.500% due 04/15/2029	375	411
10.750% due 12/15/2030	8,675	9,564
11.000% due 11/15/2029	13,323	14,773

Levi Strauss & Co.
3.500% due 03/01/2031	5,800	5,263

LifePoint Health, Inc.
10.000% due 06/01/2032	13,405	14,754
11.000% due 10/15/2030	24,870	28,094

Light & Wonder International, Inc.
7.500% due 09/01/2031	9,900	10,391

Lightning Power LLC
7.250% due 08/15/2032	11,200	11,787

Lithia Motors, Inc.
3.875% due 06/01/2029	1,800	1,681
4.375% due 01/15/2031	1,000	931

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	4,000	3,854
4.750% due 10/15/2027 (h)	5,200	5,131

Madison IAQ LLC
4.125% due 06/30/2028	5,100	4,926

MajorDrive Holdings LLC
6.375% due 06/01/2029	9,080	8,841

Marks & Spencer PLC
7.125% due 12/01/2037	600	662

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	5,600	5,272
4.750% due 01/15/2028	9,000	8,654

Masterbrand, Inc.
7.000% due 07/15/2032	2,475	2,596

Matador Resources Co.
6.250% due 04/15/2033	8,750	8,625

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027		$21,000	$21,723

McGraw-Hill Education, Inc.
7.375% due 09/01/2031		12,550	13,031

Medline Borrower LP
3.875% due 04/01/2029		54,950	52,071

MEG Energy Corp.
5.875% due 02/01/2029		5,000	4,896

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031		9,000	9,042

Merlin Entertainments Ltd.
5.750% due 06/15/2026		6,000	5,932

MGM Resorts International
4.625% due 09/01/2026		10,000	9,944
4.750% due 10/15/2028 (h)		2,000	1,961
5.500% due 04/15/2027		1,000	1,004
6.125% due 09/15/2029		2,775	2,812
6.500% due 04/15/2032		13,025	13,282

Midwest Gaming Borrower LLC
4.875% due 05/01/2029		15,000	14,398

Miter Brands Acquisition Holdco, Inc.
6.750% due 04/01/2032		7,725	8,013

Molina Healthcare, Inc.
3.875% due 05/15/2032		7,875	7,208
4.375% due 06/15/2028		8,725	8,490

Murphy Oil Corp.
6.000% due 10/01/2032 (a)		14,300	14,120

Murphy Oil USA, Inc.
3.750% due 02/15/2031		5,100	4,601

Nabors Industries, Inc.
7.375% due 05/15/2027		7,750	7,773

NCL Corp. Ltd.
5.875% due 02/15/2027		7,500	7,532
8.125% due 01/15/2029		1,000	1,070

NCR Atleos Corp.
9.500% due 04/01/2029		20,500	22,584

NCR Corp.
5.125% due 04/15/2029 (h)		7,000	6,856
5.250% due 10/01/2030		10,500	10,240

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029		20,550	20,149

Nesco Holdings, Inc.
5.500% due 04/15/2029		7,250	6,690

New Fortress Energy, Inc.
6.500% due 09/30/2026 (h)		14,859	12,499
6.750% due 09/15/2025		1,925	1,846
8.750% due 03/15/2029 (h)		10,310	7,771

Newell Brands, Inc.
6.875% due 04/01/2036		6,631	6,327

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028		25,600	25,262

Nexstar Media, Inc.
4.750% due 11/01/2028		10,975	10,495
5.625% due 07/15/2027		10,975	10,879

NextEra Energy Operating Partners LP
4.500% due 09/15/2027		10,000	9,778
7.250% due 01/15/2029		10,000	10,552

Noble Finance LLC
8.000% due 04/15/2030		28,139	29,055

Nordstrom, Inc.
4.250% due 08/01/2031		4,250	3,753
4.375% due 04/01/2030		5,675	5,212
5.000% due 01/15/2044		9,350	7,223

Northriver Midstream Finance LP
6.750% due 07/15/2032		10,800	11,156

Novelis Corp.
3.875% due 08/15/2031		6,700	6,132
4.750% due 01/30/2030		10,000	9,704

NuStar Logistics LP
6.375% due 10/01/2030		7,500	7,787

Odeon Finco PLC
12.750% due 11/01/2027		2,100	2,208

Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	5,000	5,364

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 10/01/2028	$32,431	$30,998
6.250% due 10/01/2029 (h)	21,000	20,345
7.125% due 10/01/2027	4,086	4,174
7.250% due 06/15/2031	8,325	8,671

ON Semiconductor Corp.
3.875% due 09/01/2028	13,000	12,406

Open Text Corp.
3.875% due 12/01/2029	7,250	6,746

Open Text Holdings, Inc.
4.125% due 02/15/2030	10,365	9,740
4.125% due 12/01/2031	7,500	6,899

Option Care Health, Inc.
4.375% due 10/31/2029	15,000	14,264

Organon & Co.
4.125% due 04/30/2028	27,175	26,153
5.125% due 04/30/2031	29,100	27,435
6.750% due 05/15/2034	5,700	5,894

Outfront Media Capital LLC
4.250% due 01/15/2029	4,000	3,812
4.625% due 03/15/2030	4,000	3,804

Owens & Minor, Inc.
6.625% due 04/01/2030	7,600	7,385

Pactiv Evergreen Group Issuer LLC
4.375% due 10/15/2028	1,825	1,750

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	14,300	13,763

Papa John’s International, Inc.
3.875% due 09/15/2029	5,000	4,633

Parkland Corp.
4.500% due 10/01/2029	6,650	6,301
6.625% due 08/15/2032	3,700	3,759

Perenti Finance Pty. Ltd.
7.500% due 04/26/2029	5,625	5,864

Performance Food Group, Inc.
4.250% due 08/01/2029	8,975	8,544
6.125% due 09/15/2032	7,050	7,213

Permian Resources Operating LLC
6.250% due 02/01/2033	5,100	5,186
7.000% due 01/15/2032	5,100	5,310

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	12,500	12,184
6.125% due 09/30/2032	7,875	7,941

PetSmart, Inc.
4.750% due 02/15/2028	6,425	6,166
7.750% due 02/15/2029	2,600	2,569

Phinia, Inc.
6.625% due 10/15/2032	4,175	4,213
6.750% due 04/15/2029	1,500	1,550

Post Holdings, Inc.
4.500% due 09/15/2031	6,000	5,611
4.625% due 04/15/2030	20,475	19,609
5.500% due 12/15/2029	29,600	29,410
5.625% due 01/15/2028	9,075	9,161
6.250% due 10/15/2034 (a)	18,675	18,839

Prestige Brands, Inc.
3.750% due 04/01/2031	800	733

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	57,025	58,872

Prime Security Services Borrower LLC
3.375% due 08/31/2027	12,025	11,437
5.750% due 04/15/2026	8,000	8,043

Primo Water Holdings, Inc.
4.375% due 04/30/2029	2,950	2,831

PTC, Inc.
4.000% due 02/15/2028	6,205	6,025

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	4,225	4,580

Rakuten Group, Inc.
9.750% due 04/15/2029	10,825	11,835
11.250% due 02/15/2027	5,800	6,354

Rand Parent LLC
8.500% due 02/15/2030	16,750	17,099

Range Resources Corp.
4.750% due 02/15/2030	5,000	4,827

78	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reworld Holding Corp
4.875% due 12/01/2029	$8,000	$7,537
5.000% due 09/01/2030	5,000	4,701

ROBLOX Corp.
3.875% due 05/01/2030	10,000	9,318

Rockies Express Pipeline LLC
4.800% due 05/15/2030	3,900	3,678
4.950% due 07/15/2029	11,750	11,247
7.500% due 07/15/2038	400	417

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029	800	768

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	16,000	15,831
5.375% due 07/15/2027	18,875	19,057
5.500% due 08/31/2026	20,200	20,411
5.500% due 04/01/2028	11,350	11,501
5.625% due 09/30/2031	11,925	12,089

RR Donnelley & Sons Co.
9.500% due 08/01/2029	5,075	5,123

Ryan Specialty LLC
5.875% due 08/01/2032	9,275	9,436

Sabre Global, Inc.
8.625% due 06/01/2027	6,532	6,430
11.250% due 12/15/2027	3,875	4,023

Scientific Games Holdings LP
6.625% due 03/01/2030	2,000	1,986

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	12,500	12,063

Scripps Escrow, Inc.
3.875% due 01/15/2029	1,450	1,082

Seadrill Finance Ltd.
8.375% due 08/01/2030	9,475	9,899

Seagate HDD Cayman
4.091% due 06/01/2029	1,200	1,153
5.750% due 12/01/2034	4,000	4,035
9.625% due 12/01/2032	10,000	11,619

Sealed Air Corp.
5.000% due 04/15/2029	3,500	3,451
6.875% due 07/15/2033	8,710	9,502

Sensata Technologies BV
4.000% due 04/15/2029	4,000	3,816

Sensata Technologies, Inc.
3.750% due 02/15/2031	18,175	16,660
4.375% due 02/15/2030	5,000	4,783
6.625% due 07/15/2032	5,575	5,817

Shift4 Payments LLC
6.750% due 08/15/2032	6,125	6,399

Simmons Foods, Inc.
4.625% due 03/01/2029	23,850	22,651

Sirius XM Radio, Inc.
3.125% due 09/01/2026	5,000	4,835
3.875% due 09/01/2031	21,675	18,902
4.000% due 07/15/2028	29,775	28,114
4.125% due 07/01/2030	18,375	16,677
5.000% due 08/01/2027	5,000	4,922
5.500% due 07/01/2029	3,000	2,933

SM Energy Co.
6.750% due 08/01/2029	9,679	9,727
7.000% due 08/01/2032	8,875	8,915

Sotera Health Holdings LLC
7.375% due 06/01/2031	7,000	7,278

Southwestern Energy Co.
4.750% due 02/01/2032	10,000	9,574
5.375% due 03/15/2030	12,500	12,471

Specialty Building Products Holdings LLC
6.375% due 09/30/2026	4,425	4,412

Speedway Motorsports LLC
4.875% due 11/01/2027	12,500	12,294

Spirit AeroSystems, Inc.
9.750% due 11/15/2030	3,263	3,642

Spirit Loyalty Cayman Ltd.
8.000% due 09/20/2025	36,915	20,315

SS&C Technologies, Inc.
6.500% due 06/01/2032	11,450	11,847

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stagwell Global LLC
5.625% due 08/15/2029	$3,800	$3,677

Standard Industries, Inc.
3.375% due 01/15/2031	24,100	21,491
4.375% due 07/15/2030	17,750	16,813
4.750% due 01/15/2028	2,000	1,961

Star Parent, Inc.
9.000% due 10/01/2030	6,075	6,530

Station Casinos LLC
4.500% due 02/15/2028	10,000	9,664
4.625% due 12/01/2031	8,000	7,426
6.625% due 03/15/2032	15,650	16,012

Strathcona Resources Ltd.
6.875% due 08/01/2026	16,515	16,450

Suburban Propane Partners LP
5.000% due 06/01/2031	9,000	8,398

Sunoco LP
7.000% due 05/01/2029	11,225	11,737
7.250% due 05/01/2032	11,575	12,279

Taseko Mines Ltd.
8.250% due 05/01/2030	3,000	3,152

Taylor Morrison Communities, Inc.
5.125% due 08/01/2030	800	795

TEGNA, Inc.
4.625% due 03/15/2028	8,675	8,310
4.750% due 03/15/2026	2,500	2,470
5.000% due 09/15/2029	29,163	27,800

Tenet Healthcare Corp.
4.375% due 01/15/2030	11,000	10,562

Tenneco, Inc.
8.000% due 11/17/2028	9,425	8,754

Terex Corp.
6.250% due 10/15/2032 (a)	9,300	9,300

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029	23,000	21,869

Thor Industries, Inc.
4.000% due 10/15/2029	7,325	6,831

Topaz Solar Farms LLC
5.750% due 09/30/2039	751	747

TopBuild Corp.
3.625% due 03/15/2029	11,479	10,714
4.125% due 02/15/2032	14,200	13,093

TransDigm, Inc.
4.625% due 01/15/2029	15,800	15,271
6.000% due 01/15/2033	10,875	11,037
6.375% due 03/01/2029	23,400	24,171
6.625% due 03/01/2032	12,200	12,720
6.875% due 12/15/2030	14,625	15,329
7.125% due 12/01/2031	3,750	3,971

Transocean Aquila Ltd.
8.000% due 09/30/2028	907	928

Transocean, Inc.
8.000% due 02/01/2027	3,575	3,576
8.750% due 02/15/2030	5,738	5,987

Travel & Leisure Co.
4.625% due 03/01/2030	9,900	9,269

TriNet Group, Inc.
3.500% due 03/01/2029	800	744
7.125% due 08/15/2031	7,600	7,925

Triton Water Holdings, Inc.
6.250% due 04/01/2029	24,743	24,740

Triumph Group, Inc.
9.000% due 03/15/2028	18,538	19,429

Trivium Packaging Finance BV
5.500% due 08/15/2026	9,475	9,446

Tutor Perini Corp.
11.875% due 04/30/2029	1,000	1,116

Twilio, Inc.
3.625% due 03/15/2029	8,000	7,451
3.875% due 03/15/2031	9,000	8,324

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	17,125	17,759

U.S. Foods, Inc.
4.625% due 06/01/2030	9,000	8,703

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 02/15/2029	$23,375	$22,813
5.750% due 04/15/2033 (a)	2,575	2,584
6.875% due 09/15/2028	3,750	3,913

UKG, Inc.
6.875% due 02/01/2031	20,000	20,681

United Airlines, Inc.
4.375% due 04/15/2026	10,100	9,946
4.625% due 04/15/2029	9,200	8,896

United Rentals North America, Inc.
4.000% due 07/15/2030	10,000	9,459
6.125% due 03/15/2034	18,125	18,754

Univision Communications, Inc.
4.500% due 05/01/2029	24,175	21,616
6.625% due 06/01/2027	10,000	10,039
7.375% due 06/30/2030	7,500	7,265
8.000% due 08/15/2028	16,100	16,474
8.500% due 07/31/2031	29,125	29,218

USA Compression Partners LP
7.125% due 03/15/2029	9,620	9,916

Vail Resorts, Inc.
6.500% due 05/15/2032	6,100	6,378

Valaris Ltd.
8.375% due 04/30/2030	33,900	34,947

Vallourec SACA
7.500% due 04/15/2032	5,000	5,310

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	7,950	7,519
3.875% due 11/01/2033	6,925	6,216
4.125% due 08/15/2031	16,675	15,516

Venture Global LNG, Inc.
7.000% due 01/15/2030	38,025	38,875
8.125% due 06/01/2028	16,400	17,108
8.375% due 06/01/2031	72,625	76,736
9.500% due 02/01/2029	10,175	11,469
9.875% due 02/01/2032	23,500	26,128

Vertiv Group Corp.
4.125% due 11/15/2028	10,000	9,674

Viavi Solutions, Inc.
3.750% due 10/01/2029	6,550	5,950

Victoria’s Secret & Co.
4.625% due 07/15/2029	4,200	3,714

Victra Holdings LLC
8.750% due 09/15/2029	1,550	1,629

Viking Cruises Ltd.
7.000% due 02/15/2029	4,300	4,358
9.125% due 07/15/2031	17,500	19,149

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029	7,000	6,982

Virgin Media Finance PLC
5.000% due 07/15/2030 (h)	10,000	8,806

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	13,000	11,575
5.500% due 05/15/2029	12,800	12,287

VistaJet Malta Finance PLC
6.375% due 02/01/2030	2,925	2,516
9.500% due 06/01/2028	1,700	1,663

Vital Energy, Inc.
7.875% due 04/15/2032	13,240	12,836

Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031	16,000	14,180
4.750% due 07/15/2031	16,000	14,258
7.750% due 04/15/2032	18,200	18,705

VOC Escrow Ltd.
5.000% due 02/15/2028	5,000	4,944

VZ Secured Financing BV
5.000% due 01/15/2032	8,491	7,829

Walgreens Boots Alliance, Inc.
8.125% due 08/15/2029	24,625	24,603

Wand NewCo 3, Inc.
7.625% due 01/30/2032	16,675	17,579

Wayfair LLC
7.250% due 10/31/2029 (a)	5,300	5,443

Weatherford International Ltd.
8.625% due 04/30/2030	3,000	3,128

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	79

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WESCO Distribution, Inc.
6.375% due 03/15/2029		$5,975	$6,180

White Cap Buyer LLC
6.875% due 10/15/2028		3,200	3,233

Williams Scotsman, Inc.
4.625% due 08/15/2028		9,875	9,607
6.625% due 06/15/2029		3,300	3,401
7.375% due 10/01/2031		6,600	6,980

WMG Acquisition Corp.
3.000% due 02/15/2031		800	710
3.750% due 12/01/2029		6,000	5,653
3.875% due 07/15/2030		6,600	6,158

WR Grace Holdings LLC
4.875% due 06/15/2027		3,600	3,552
7.375% due 03/01/2031		4,300	4,510

Wrangler Holdco Corp.
6.625% due 04/01/2032		1,575	1,638

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028		3,600	3,475

Wynn Las Vegas LLC
5.250% due 05/15/2027		16,000	16,023

Wynn Resorts Finance LLC
5.125% due 10/01/2029		8,000	7,909
6.250% due 03/15/2033		5,025	5,094
7.125% due 02/15/2031		12,500	13,494

Yum! Brands, Inc.
3.625% due 03/15/2031		14,100	13,036
4.625% due 01/31/2032		12,500	11,980
4.750% due 01/15/2030		7,000	6,924
6.875% due 11/15/2037		6,250	7,110

Zayo Group Holdings, Inc.
4.000% due 03/01/2027 (h)		8,825	7,902

Zegona Finance PLC
6.750% due 07/15/2029	EUR	5,975	6,955
8.625% due 07/15/2029		$16,225	17,351

ZF North America Capital, Inc.
6.750% due 04/23/2030		13,450	13,574
6.875% due 04/14/2028		2,900	2,930
6.875% due 04/23/2032		12,200	12,251
7.125% due 04/14/2030		4,350	4,513

Ziggo BV
4.875% due 01/15/2030		18,200	17,314

ZipRecruiter, Inc.
5.000% due 01/15/2030		22,275	20,177

ZoomInfo Technologies LLC
3.875% due 02/01/2029		9,100	8,420

			5,686,072

UTILITIES 2.8%

Aethon United BR LP
7.500% due 10/01/2029 (a)		10,550	10,697

Antero Midstream Partners LP
6.625% due 02/01/2032		5,000	5,179

Archrock Partners LP
6.625% due 09/01/2032		13,175	13,520

Blue Racer Midstream LLC
7.000% due 07/15/2029		4,400	4,578
7.250% due 07/15/2032		3,275	3,440

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Calpine Corp.
3.750% due 03/01/2031		$27,775	$25,763
4.500% due 02/15/2028		7,750	7,572
5.000% due 02/01/2031		15,000	14,536

Clearway Energy Operating LLC
3.750% due 02/15/2031		1,000	917
4.750% due 03/15/2028		14,500	14,240

Edison International
8.125% due 06/15/2053 •		1,000	1,053

Electricite de France SA
9.125% due 03/15/2033 •(e)		9,600	10,952

Hilcorp Energy LP
5.750% due 02/01/2029		2,343	2,281
6.000% due 04/15/2030		2,000	1,951
6.000% due 02/01/2031		2,600	2,534
6.250% due 11/01/2028		2,900	2,897
6.250% due 04/15/2032		2,015	1,963
8.375% due 11/01/2033		2,705	2,918

Lumen Technologies, Inc.
4.125% due 04/15/2029		1,950	1,648
4.125% due 04/15/2030		2,025	1,645

PBF Holding Co. LLC
6.000% due 02/15/2028		3,800	3,754
7.875% due 09/15/2030		4,850	5,000

PG&E Corp.
5.000% due 07/01/2028 (h)		2,975	2,951
5.250% due 07/01/2030		5,000	4,970

Tallgrass Energy Partners LP
7.375% due 02/15/2029		12,655	12,808

Telecom Italia Capital SA
6.375% due 11/15/2033		4,975	5,132
7.200% due 07/18/2036		2,900	3,032
7.721% due 06/04/2038		775	828

Telecom Italia SpA
7.875% due 07/31/2028	EUR	4,000	5,036

TerraForm Power Operating LLC
4.750% due 01/15/2030		$8,500	8,142
5.000% due 01/31/2028		10,000	9,901

Vistra Operations Co. LLC
4.375% due 05/01/2029		9,975	9,663
6.875% due 04/15/2032		14,300	15,054
7.750% due 10/15/2031		14,775	15,918

Vodafone Group PLC
5.125% due 06/04/2081 •		800	661

Yinson Production Financial Services Pte Ltd.
9.625% due 05/03/2029		1,300	1,336

			234,470

Total Corporate Bonds & Notes (Cost $6,883,245)			6,939,709

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	10,000	8,933

Total Convertible Bonds & Notes (Cost $8,695)			8,933

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 7.1%

U.S. Treasury Notes
3.625% due 05/15/2026	$174,100	$173,845
4.250% due 05/31/2025	167,100	167,144
4.250% due 10/15/2025	200,000	200,606
4.500% due 11/15/2025 (j)	50,000	50,328

Total U.S. Treasury Obligations (Cost $588,977)		591,923

SHORT-TERM INSTRUMENTS 3.0%

U.S. TREASURY BILLS 3.0%
4.695% due 10/08/2024 (c)(d)	250,100	249,873

Total Short-Term Instruments (Cost $249,875)		249,873

Total Investments in Securities (Cost $8,030,073)		8,090,417

	SHARES
INVESTMENTS IN AFFILIATES 4.7%

MUTUAL FUNDS (f) 1.7%

PIMCO Preferred And Capital Securities Active ETF	374,800	19,366

PIMCO Senior Loan Active Exchange-Traded Fund	2,450,400	125,313

Total Mutual Funds (Cost $142,487)		144,679

SHORT-TERM INSTRUMENTS 3.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%

PIMCO Short-Term Floating NAV Portfolio III	25,157,329	244,957

Total Short-Term Instruments (Cost $244,851)		244,957

Total Investments in Affiliates (Cost $387,338)		389,636

Total Investments 102.0% (Cost $8,417,411)		$8,480,053

Financial Derivative Instruments (i)(k) (0.0)% (Cost or Premiums, net $16,633)		(65)

Other Assets and Liabilities, net (2.0)%		(161,069)

Net Assets 100.0%		$8,318,919

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

80	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS	(6.500)%	09/20/2024	10/18/2024		$	(729)	$(727)
BRC	(4.000)	09/20/2024	TBD	(2)		(3,910)	(3,905)
	(0.500)	09/20/2024	TBD	(2)		(1,146)	(1,146)
	0.000	09/18/2024	TBD	(2)	EUR	(1,599)	(1,780)
	0.000	09/20/2024	TBD	(2)	$	(4,462)	(4,462)
	0.500	09/20/2024	TBD	(2)		(7,019)	(7,020)
	3.500	09/20/2024	TBD	(2)		(17,232)	(17,250)
	4.000	09/20/2024	TBD	(2)		(3,041)	(3,045)
	4.650	09/20/2024	TBD	(2)		(9,744)	(9,758)
JPS	4.650	09/20/2024	11/12/2024			(1,077)	(1,079)
	4.750	09/20/2024	11/12/2024			(15,185)	(15,207)
	4.800	09/20/2024	11/12/2024			(9,843)	(9,857)
	4.800	10/01/2024	11/12/2024			(2,173)	(2,173)

Total Reverse Repurchase Agreements							$(77,409)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(727)	$0	$(727)	$912	$185
BRC	0	(48,366)	0	(48,366)	57,027	8,661
JPS	0	(28,316)	0	(28,316)	34,108	5,792

Total Borrowings and Other Financing Transactions	$0	$(77,409)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(727)	$(26,143)	$(48,366)	$(75,236)

Total Borrowings	$0	$(727)	$(26,143)	$(48,366)	$(75,236)

Payable for reverse repurchase agreements(4)					$(75,236)

(h)	Securities with an aggregate market value of $93,581 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(142,117) at a weighted average interest rate of 4.983%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(2,173) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	81

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	463	$96,416	$191	$0	$(174)
U.S. Treasury 10-Year Ultra December Futures	12/2024	446	52,760	8	0	(230)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	180	23,957	(100)	0	(140)

				$99	$0	$(544)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2024	225	$(33,792)	$(461)	$0	$(108)

Total Futures Contracts				$(362)	$0	$(652)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Newell Brands, Inc.	1.000%	Quarterly	06/20/2028	2.226%	$	10,450	$(690)	$259	$(431)	$0	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$	1,673	$115	$17	$132	$0	$0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029		119,050	8,261	1,151	9,412	34	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		206,400	15,168	209	15,377	25	(17)

						$23,544	$1,377	$24,921	$59	$(17)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$141,675	$(4,588)	$918	$(3,670)	$351	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	38,875	(1,633)	354	(1,279)	103	0

						$(6,221)	$1,272	$(4,949)	$454	$0

Total Swap Agreements						$16,633	$2,908	$19,541	$513	$(29)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$521	$521	$0	$(652)	$(29)	$(681)

(j)

Securities with an aggregate market value of $43,357 and cash of $5,789 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

82	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $8 for closed swap agreements is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2024	EUR	767		$846	$0	$(8)
	10/2024		$2,185	EUR	1,973	11	0

BRC	10/2024		1,595	GBP	1,209	21	0

CBK	10/2024		4,633	CAD	6,264	0	(2)
	11/2024	CAD	6,259		$4,634	2	0

FAR	10/2024		$31,341	EUR	28,027	0	(142)
	11/2024	EUR	28,027		$31,383	142	0

MBC	10/2024	GBP	1,209		1,617	1	0
	11/2024		$1,617	GBP	1,209	0	(1)

MYI	10/2024	EUR	33,062		$36,847	44	0

SCX	10/2024	CAD	6,263		4,650	19	0
	10/2024		$4,255	EUR	3,829	8	0

Total Forward Foreign Currency Contracts						$248	$(153)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/(Received)	Net Exposure(1)
BPS	$11	$0	$0	$11	$(8)	$0	$0	$(8)	$3	$0	$3
BRC	21	0	0	21	0	0	0	0	21	0	21
CBK	2	0	0	2	(2)	0	0	(2)	0	0	0
FAR	142	0	0	142	(142)	0	0	(142)	0	0	0
MBC	1	0	0	1	(1)	0	0	(1)	0	0	0
MYI	44	0	0	44	0	0	0	0	44	(40)	4
SCX	27	0	0	27	0	0	0	0	27	0	27

Total Over the Counter	$248	$0	$0	$248	$(153)	$0	$0	$(153)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	83

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$67	$0	$0	$454	$521

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$248	$0	$248

	$0	$67	$0	$248	$454	$769

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$652	$652
Swap Agreements	0	29	0	0	0	29

	$0	$29	$0	$0	$652	$681

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$153	$0	$153

	$0	$29	$0	$153	$652	$834

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$721	$721
Swap Agreements	0	11,908	0	0	(34)	11,874

	$0	$11,908	$0	$0	$687	$12,595

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(25)	$0	$(25)

	$0	$11,908	$0	$(25)	$687	$12,570

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,102)	$(1,102)
Swap Agreements	0	(5,088)	0	0	1,272	(3,816)

	$0	$(5,088)	$0	$0	$170	$(4,918)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(713)	$0	$(713)

	$0	$(5,088)	$0	$(713)	$170	$(5,631)

84	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$258,047	$41,932	$299,979
Corporate Bonds & Notes
Banking & Finance	4,851	1,014,316	0	1,019,167
Industrials	9,300	5,676,772	0	5,686,072
Utilities	0	234,470	0	234,470
Convertible Bonds & Notes
Industrials	0	8,933	0	8,933
U.S. Treasury Obligations	0	591,923	0	591,923
Short-Term Instruments
U.S. Treasury Bills	0	249,873	0	249,873

	$14,151	$8,034,334	$41,932	$8,090,417

Investments in Affiliates, at Value
Mutual Funds	144,679	0	0	144,679
Short-Term Instruments
Central Funds Used for Cash Management Purposes	244,957	0	0	244,957

	$389,636	$0	$0	$389,636

Total Investments	$403,787	$8,034,334	$41,932	$8,480,053

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$513	$0	$513
Over the counter	0	248	0	248

	$0	$761	$0	$761

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(108)	(573)	0	(681)
Over the counter	0	(153)	0	(153)

	$(108)	$(726)	$0	$(834)

Total Financial Derivative Instruments	$(108)	$35	$0	$(73)

Totals	$403,679	$8,034,369	$41,932	$8,479,980

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	85

Schedule of Investments	PIMCO High Yield Spectrum Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.1%

AI Silk Midco Ltd.
8.351% (EURIBOR 6MO + 5.000%) due 03/04/2031 ~	EUR	1,000	$1,109

Altice France SA
10.801% (TSFR3M + 5.500%) due 08/15/2028 ~		$700	527

American Airlines, Inc.
10.294% due 04/20/2028		300	309

AssuredPartners, Inc.
8.345% due 02/14/2031		398	398

Athenahealth Group, Inc.
8.095% due 02/15/2029		298	297

Cohesity
TBD% due 03/08/2031 «µ		198	198
TBD% due 03/08/2031 «		1,875	1,875

Concentra Health Services, Inc.
7.095% due 07/28/2031 «		300	300

Cotiviti, Inc.
8.451% due 05/01/2031 «		898	898

Diamond Sports Group LLC
TBD% due 05/25/2026 «		99	82

Envision Healthcare Corp.
11.078% due 07/20/2026 «		102	102
13.203% due 11/03/2028 «		407	422

EPIC Y-Grade Services LP
11.068% (TSFR3M + 5.750%) due 06/29/2029 ~		300	299

Fortress Intermediate 3, Inc.
8.595% due 06/27/2031		900	899

Frontier Communications Corp.
8.763% (TSFR3M + 3.500%) due 07/01/2031 ~		300	303

GBT U.S. LLC
8.279% (TSFR3M + 3.000%) due 07/25/2031 ~		400	400

Global Medical Response, Inc.
10.461% (TSFR1M + 5.500%) due 10/31/2028 ~		92	92

LifePoint Health, Inc.
10.054% (TSFR3M + 4.750%) due 11/16/2028 ~		299	299

Modena Buyer LLC
9.104% due 07/01/2031		1,200	1,152

Neptune Bidco U.S., Inc.
10.404% due 04/11/2029		500	471

Rockpoint Gas Storage Partners LP
TBD% due 09/12/2031		500	498

Scientific Games Holdings LP
8.318% (TSFR3M + 3.000%) due 04/04/2029 ~		500	498

Softbank Vision Fund II
6.000% due 12/23/2025 «		902	892

Subcalidora 2 SARL
9.095% (EURIBOR 3MO + 5.750%) due 08/14/2029 «~	EUR	1,000	1,091

TransDigm, Inc.
7.104% due 02/28/2031		$948	945

Triton Water Holdings, Inc.
8.604% (TSFR3M + 4.000%) due 03/31/2028 ~		498	498

UKG, Inc.
8.555% (TSFR3M + 3.250%) due 02/10/2031 ~		349	349

Upfield BV
TBD% (EUR006M + 4.500%) due 01/03/2028 ~	EUR	1,000	1,114

Verisure Holding AB
6.345% (EURIBOR 3MO + 3.000%) due 03/27/2028 ~		1,600	1,785

Vistra Zero Operating Co. LLC
7.595% due 04/30/2031		$448	450

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wesco Aircraft Holdings, Inc.
TBD% - 13.445% (TSFR3M + 8.600%) due 10/31/2024 «~		$161	$173

Total Loan Participations and Assignments (Cost $18,473)			18,725

CORPORATE BONDS & NOTES 83.1%

BANKING & FINANCE 13.6%

AccorInvest Group SA
6.375% due 10/15/2029 (a)	EUR	100	115

Acrisure LLC
8.250% due 02/01/2029		$400	413

Adler Financing SARL (12.500% PIK)
12.500% due 12/31/2028 (b)	EUR	658	764

Alliant Holdings Intermediate LLC
7.000% due 01/15/2031		$1,200	1,234
7.375% due 10/01/2032		350	355

Allied Universal Holdco LLC
4.625% due 06/01/2028		1,100	1,033
6.000% due 06/01/2029		100	89

Ally Financial, Inc.
8.000% due 11/01/2031		100	113

AmWINS Group, Inc.
6.375% due 02/15/2029		700	718

Armor Holdco, Inc.
8.500% due 11/15/2029		600	577

Baldwin Insurance Group Holdings LLC
7.125% due 05/15/2031		350	369

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	750	910
8.000% due 01/22/2030 •		450	506
10.500% due 07/23/2029		200	274

Barclays PLC
9.625% due 12/15/2029 •(g)(h)		$700	790

Boost Newco Borrower LLC
7.500% due 01/15/2031		900	966

Brandywine Operating Partnership LP
8.875% due 04/12/2029		400	442

Brookfield Property REIT, Inc.
5.750% due 05/15/2026		350	349

Burford Capital Global Finance LLC
6.875% due 04/15/2030		900	900
9.250% due 07/01/2031		100	108

Cantor Fitzgerald LP
7.200% due 12/12/2028		300	319

Castellum AB
3.125% due 12/02/2026 •(g)	EUR	1,100	1,174

Credit Acceptance Corp.
9.250% due 12/15/2028		$400	428

CTR Partnership LP
3.875% due 06/30/2028		200	191

Encore Capital Group, Inc.
8.500% due 05/15/2030		1,000	1,055
9.250% due 04/01/2029		500	539

Focus Financial Partners LLC
6.750% due 09/15/2031		700	707

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,350	1,346
5.875% due 04/15/2033 (a)		400	398
7.000% due 05/01/2031		350	369

Freedom Mortgage Corp.
6.625% due 01/15/2027		600	602
12.000% due 10/01/2028		300	328

Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		900	926

GGAM Finance Ltd.
8.000% due 02/15/2027		300	314

Greystar Real Estate Partners LLC
7.750% due 09/01/2030		300	319

HAT Holdings LLC
3.750% due 09/15/2030		400	362
8.000% due 06/15/2027		575	610

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Howard Hughes Corp.
4.125% due 02/01/2029		$500	$467

Hudson Pacific Properties LP
3.950% due 11/01/2027		325	294

Icahn Enterprises LP
5.250% due 05/15/2027		300	288
9.000% due 06/15/2030		300	303

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		900	803
7.700% due 09/17/2025 •(g)(h)		400	401

Jane Street Group
7.125% due 04/30/2031		1,500	1,591

Jefferies Finance LLC
5.000% due 08/15/2028		600	571

Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029		600	586

LFS Topco LLC
5.875% due 10/15/2026		900	847

Liberty Mutual Group, Inc.
4.300% due 02/01/2061		200	135

Midcap Financial Issuer Trust
5.625% due 01/15/2030		500	462
6.500% due 05/01/2028		450	436

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		500	480
6.500% due 08/01/2029		400	407
7.125% due 02/01/2032		300	314

Navient Corp.
9.375% due 07/25/2030		300	333

Newmark Group, Inc.
7.500% due 01/12/2029		625	676

Nexi SpA
2.125% due 04/30/2029 (j)	EUR	1,500	1,560

OneMain Finance Corp.
3.875% due 09/15/2028		$500	464
4.000% due 09/15/2030		500	446
5.375% due 11/15/2029		750	721
7.125% due 03/15/2026		500	511
7.500% due 05/15/2031		300	309

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		800	560

Panther Escrow Issuer LLC
7.125% due 06/01/2031		1,300	1,365

Park Intermediate Holdings LLC
4.875% due 05/15/2029		500	486

Paysafe Finance PLC
3.000% due 06/15/2029	EUR	400	413

Pebblebrook Hotel LP
6.375% due 10/15/2029 (a)		$400	403

PennyMac Financial Services, Inc.
5.375% due 10/15/2025		1,000	999
5.750% due 09/15/2031		300	294
7.875% due 12/15/2029		600	640

PRA Group, Inc.
5.000% due 10/01/2029		1,000	921

RHP Hotel Properties LP
4.500% due 02/15/2029		1,000	968

RLJ Lodging Trust LP
4.000% due 09/15/2029		825	760

Rocket Mortgage LLC
4.000% due 10/15/2033		1,000	894

SBA Communications Corp.
3.125% due 02/01/2029		600	555

Service Properties Trust
8.375% due 06/15/2029		400	400

SLM Corp.
3.125% due 11/02/2026		1,050	1,010

Starwood Property Trust, Inc.
7.250% due 04/01/2029		325	341

Sunrise FinCo BV
4.875% due 07/15/2031		400	379

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	971	305

86	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Group AG
9.250% due 11/13/2028 •(g)(h)		$100	$111

UniCredit SpA
5.459% due 06/30/2035 •		1,000	984

USI, Inc.
7.500% due 01/15/2032		600	622

VFH Parent LLC
7.500% due 06/15/2031		280	294

ZF Finance GmbH
2.750% due 05/25/2027	EUR	1,400	1,479

			49,600

INDUSTRIALS 64.6%

AAR Escrow Issuer LLC
6.750% due 03/15/2029		$325	338

ADT Security Corp.
4.875% due 07/15/2032		400	383

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		700	665

Ahead DB Holdings LLC
6.625% due 05/01/2028		750	726

Air Canada
3.875% due 08/15/2026		800	780

Albertsons Cos., Inc.
3.500% due 03/15/2029		500	468

Albion Financing SARL
6.125% due 10/15/2026		450	452

Alcoa Nederland Holding BV
7.125% due 03/15/2031		300	320

Allegiant Travel Co.
7.250% due 08/15/2027		1,000	992

Allison Transmission, Inc.
3.750% due 01/30/2031		200	182

Allwyn Entertainment Financing U.K. PLC
7.875% due 04/30/2029		500	527

Alta Equipment Group, Inc.
9.000% due 06/01/2029		200	179

Altice Financing SA
3.000% due 01/15/2028	EUR	100	91
5.750% due 08/15/2029		$750	603

Altice France Holding SA
6.000% due 02/15/2028		1,000	312

Altice France SA
4.000% due 07/15/2029	EUR	350	274
5.125% due 01/15/2029		$500	352
5.125% due 07/15/2029		550	387
5.500% due 01/15/2028		800	582
8.125% due 02/01/2027		350	287

AMC Networks, Inc.
4.250% due 02/15/2029		260	188

Amentum Escrow Corp.
7.250% due 08/01/2032		400	418

Amer Sports Co.
6.750% due 02/16/2031		875	898

American Airlines, Inc.
5.500% due 04/20/2026		992	990
5.750% due 04/20/2029		800	799

American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028		300	289

ams-OSRAM AG
10.500% due 03/30/2029	EUR	200	231
12.250% due 03/30/2029		$625	665

Apache Corp.
4.875% due 11/15/2027		1,000	1,000

ARD Finance SA (5.000% Cash or 5.750% PIK)
5.000% due 06/30/2027 (b)	EUR	300	72

Ardagh Packaging Finance PLC
2.125% due 08/15/2026		400	386

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		$400	395

Ashland Services BV
2.000% due 01/30/2028	EUR	1,000	1,045

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		$600	$589
10.375% due 03/31/2029	GBP	300	400

At Home Group, Inc.
4.875% due 07/15/2028		$200	97

AthenaHealth Group, Inc.
6.500% due 02/15/2030		400	385

Avantor Funding, Inc.
3.875% due 11/01/2029		500	473

Avis Budget Car Rental LLC
8.250% due 01/15/2030		375	384

Axalta Coating Systems LLC
3.375% due 02/15/2029		900	843

Azelis Finance NV
4.750% due 09/25/2029	EUR	400	454

B&G Foods, Inc.
8.000% due 09/15/2028		$350	367

B.C. Unlimited Liability Co.
3.875% due 01/15/2028		1,000	962
4.000% due 10/15/2030		3,000	2,769

Ball Corp.
2.875% due 08/15/2030		600	535

Bath & Body Works, Inc.
6.875% due 11/01/2035		350	365

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028		700	741

Bausch Health Cos., Inc.
4.875% due 06/01/2028		75	59
5.000% due 01/30/2028		300	196
5.500% due 11/01/2025		1,000	980
11.000% due 09/30/2028		289	270

Bayer AG
5.375% due 03/25/2082 •	EUR	600	663
7.000% due 09/25/2083 •		100	119

BC Ltd.
9.000% due 01/30/2028		$163	162

BCP Modular Services Finance PLC
6.750% due 11/30/2029	EUR	800	788

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		$1,025	1,029

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		400	377
4.500% due 11/15/2026		500	493

Block, Inc.
3.500% due 06/01/2031		1,150	1,050
6.500% due 05/15/2032		1,000	1,043

Boels Topholding BV
5.750% due 05/15/2030	EUR	400	460
6.250% due 02/15/2029		100	116

Boise Cascade Co.
4.875% due 07/01/2030		$850	824

Builders FirstSource, Inc.
4.250% due 02/01/2032		400	370
5.000% due 03/01/2030		500	491

CAB SELAS
3.375% due 02/01/2028	EUR	275	284

Cable One, Inc.
4.000% due 11/15/2030		$125	100

Cablevision Lightpath LLC
5.625% due 09/15/2028		175	165

Camelot Finance SA
4.500% due 11/01/2026		550	542

Capstone Borrower, Inc.
8.000% due 06/15/2030		300	318

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028		500	480

Carnival Corp.
4.000% due 08/01/2028		1,375	1,329
7.000% due 08/15/2029		500	532

Carnival PLC
1.000% due 10/28/2029	EUR	1,000	969

Carvana Co. (11.000% Cash and 13.000% PIK)
24.000% due 06/01/2030 (b)		$345	370

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)		$411	$477

Carvana Co. (9.000% Cash and 12.000% PIK)
21.000% due 12/01/2028 (b)		227	235

Catalent Pharma Solutions, Inc.
2.375% due 03/01/2028	EUR	475	521

CB High Ridge
8.875% due 03/15/2025 ^«(c)		$1,750	29

CCO Holdings LLC
4.500% due 08/15/2030		1,000	907
4.500% due 05/01/2032		700	606
4.500% due 06/01/2033		500	425
5.000% due 02/01/2028		300	292
5.125% due 05/01/2027		2,000	1,970
5.375% due 06/01/2029		400	386

CD&R Smokey Buyer, Inc.
6.750% due 07/15/2025		250	250

Cerba Healthcare SACA
3.500% due 05/31/2028	EUR	200	189

Cerdia Finanz GmbH
9.375% due 10/03/2031 (a)		$300	307

Cerved Group SpA
6.000% due 02/15/2029	EUR	500	519

Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028		900	984

Chobani LLC
7.625% due 07/01/2029		$1,000	1,051

Chrome Holdco SAS
5.000% due 05/31/2029	EUR	200	144

Churchill Downs, Inc.
5.750% due 04/01/2030		$650	651

Cinemark USA, Inc.
5.250% due 07/15/2028		200	197

Cirsa Finance International SARL
4.500% due 03/15/2027	EUR	1,000	1,111
8.136% due 07/31/2028 ~		300	338

Citgo Petroleum Corp.
8.375% due 01/15/2029		$400	417

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		500	480
4.875% due 07/01/2029		325	313

Clear Channel Outdoor Holdings, Inc.
7.750% due 04/15/2028		300	269

Cloud Software Group, Inc.
6.500% due 03/31/2029		650	647
8.250% due 06/30/2032		400	418
9.000% due 09/30/2029		700	713

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		300	303
6.875% due 01/15/2030		300	307
8.750% due 04/15/2030		850	864

CMA CGM SA
5.500% due 07/15/2029	EUR	600	686

Cogent Communications Group, Inc.
7.000% due 06/15/2027		$300	305

CommScope LLC
7.125% due 07/01/2028		275	228

CommScope Technologies LLC
5.000% due 03/15/2027		275	230

Community Health Systems, Inc.
4.750% due 02/15/2031		800	704
5.625% due 03/15/2027		400	394
6.875% due 04/01/2028		150	127
6.875% due 04/15/2029		450	408
10.875% due 01/15/2032		200	221

Consolidated Communications, Inc.
5.000% due 10/01/2028		225	207

Coty, Inc.
4.750% due 01/15/2029		325	318
5.000% due 04/15/2026		523	521

CQP Holdco LP
5.500% due 06/15/2031		1,150	1,129

Crescent Energy Finance LLC
7.375% due 01/15/2033		500	493

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	87

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		$225	$208

CSC Holdings LLC
5.750% due 01/15/2030		400	207
6.500% due 02/01/2029		1,100	912
7.500% due 04/01/2028		400	268
11.250% due 05/15/2028		100	97
11.750% due 01/31/2029		600	580

Ctec GmbH
5.250% due 02/15/2030	EUR	300	310

DaVita, Inc.
4.625% due 06/01/2030		$300	286

Deuce Finco PLC
5.500% due 06/15/2027	GBP	600	789

Diamond Foreign Asset Co.
8.500% due 10/01/2030		$800	837

Directv Financing LLC
5.875% due 08/15/2027		900	884

DISH DBS Corp.
5.125% due 06/01/2029		100	67
5.250% due 12/01/2026		450	417
5.875% due 11/15/2024		300	299
7.375% due 07/01/2028		200	150
7.750% due 07/01/2026		400	347

DISH Network Corp.
11.750% due 11/15/2027		725	762

DT Midstream, Inc.
4.125% due 06/15/2029		800	766

Dufry One BV
2.000% due 02/15/2027	EUR	200	215

Dye & Durham Ltd.
8.625% due 04/15/2029		$500	529

Edgewell Personal Care Co.
4.125% due 04/01/2029		275	260

Elanco Animal Health, Inc.
6.650% due 08/28/2028		600	623

ELO SACA
4.875% due 12/08/2028	EUR	1,200	1,189

Embecta Corp.
5.000% due 02/15/2030		$1,000	922

Emrld Borrower LP
6.750% due 07/15/2031		400	417

Energizer Gamma Acquisition BV
3.500% due 06/30/2029	EUR	450	474

Ephios Subco 3 SARL
7.875% due 01/31/2031		700	841

EQM Midstream Partners LP
4.750% due 01/15/2031		$600	581
7.500% due 06/01/2030		300	330

Eramet SA
6.500% due 11/30/2029	EUR	200	223
7.000% due 05/22/2028		300	342

ESAB Corp.
6.250% due 04/15/2029		$300	308

Fertitta Entertainment LLC
6.750% due 01/15/2030		750	699

Fiesta Purchaser, Inc.
9.625% due 09/15/2032		100	104

First Student Bidco, Inc.
4.000% due 07/31/2029		1,050	986

Flora Food Management BV
6.875% due 07/02/2029	EUR	300	335

FMG Resources Pty. Ltd.
4.375% due 04/01/2031		$400	374

Foundation Building Materials, Inc.
6.000% due 03/01/2029		50	44

Frontier Communications Holdings LLC
5.875% due 10/15/2027		400	402
6.750% due 05/01/2029		300	302

Gap, Inc.
3.625% due 10/01/2029		500	453
3.875% due 10/01/2031		225	197

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Garda World Security Corp.
4.625% due 02/15/2027		$750	$737
6.000% due 06/01/2029		825	793

Global Medical Response, Inc. (8.750% Cash and 1.250% PIK)
10.000% due 10/31/2028 (b)		727	731

Global Partners LP
8.250% due 01/15/2032		350	363

GN Bondco LLC
9.500% due 10/15/2031		425	448

goeasy Ltd.
7.625% due 07/01/2029		300	311
9.250% due 12/01/2028		1,000	1,078

Graham Packaging Co., Inc.
7.125% due 08/15/2028		500	496

Graphic Packaging International LLC
3.750% due 02/01/2030		400	375

Gray Television, Inc.
5.375% due 11/15/2031		500	313
10.500% due 07/15/2029		300	314

Griffon Corp.
5.750% due 03/01/2028		200	198

Grifols SA
2.250% due 11/15/2027	EUR	100	107
3.875% due 10/15/2028		700	725

Grupo Antolin-Irausa SA
3.500% due 04/30/2028		400	340
10.375% due 01/30/2030		600	616

Gulfport Energy Corp.
6.750% due 09/01/2029		$325	329

HealthEquity, Inc.
4.500% due 10/01/2029		800	774

Heathrow Finance PLC
3.875% due 03/01/2027 þ	GBP	500	637
4.125% due 09/01/2029 þ		200	245

Herc Holdings, Inc.
6.625% due 06/15/2029		$350	363

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		800	723
3.750% due 05/01/2029		400	379

Hilton Grand Vacations Borrower Escrow LLC
5.000% due 06/01/2029		475	452

Hologic, Inc.
3.250% due 02/15/2029		700	653

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032		225	233
8.875% due 07/15/2028		550	584

Husky Injection Molding Systems Ltd.
9.000% due 02/15/2029		300	313

IGT Lottery Holdings BV
4.250% due 03/15/2030	EUR	700	787

IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		$1,250	1,225

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)		70	69

Illuminate Buyer LLC
9.000% due 07/01/2028		400	405

IMA Industria Macchine Automatiche SpA
3.750% due 01/15/2028	EUR	300	326

Imola Merger Corp.
4.750% due 05/15/2029		$800	781

INEOS Quattro Finance 2 PLC
8.500% due 03/15/2029	EUR	375	443

Installed Building Products, Inc.
5.750% due 02/01/2028		$800	798

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028		1,050	1,044

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		2,109	2,023

IPD 3 BV
6.856% due 06/15/2031 •	EUR	400	447

IQVIA, Inc.
2.250% due 01/15/2028		1,500	1,595

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Italmatch Chemicals SpA
10.000% due 02/06/2028	EUR	500	$593

Jazz Securities DAC
4.375% due 01/15/2029		$300	290

JELD-WEN, Inc.
7.000% due 09/01/2032		350	354

JetBlue Airways Corp.
9.875% due 09/20/2031		1,200	1,265

Kodiak Gas Services LLC
7.250% due 02/15/2029		500	518

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029		600	600

Kronos Acquisition Holdings, Inc.
8.250% due 06/30/2031		150	151
10.750% due 06/30/2032		400	378

Kronos International, Inc.
3.750% due 09/15/2025	EUR	197	218
9.500% due 03/15/2029		1,192	1,447

LABL, Inc.
6.750% due 07/15/2026		$1,025	1,025
8.625% due 10/01/2031 (a)		600	596
10.500% due 07/15/2027		300	301

Lamar Media Corp.
4.000% due 02/15/2030		400	377

Legacy LifePoint Health LLC
4.375% due 02/15/2027		400	393

Level 3 Financing, Inc.
4.000% due 04/15/2031		475	348
11.000% due 11/15/2029		841	933

LHMC Finco 2 SARL (7.250% Cash or 8.000% PIK)
7.250% due 10/02/2025 (b)	EUR	63	70

LifePoint Health, Inc.
5.375% due 01/15/2029		$200	189
10.000% due 06/01/2032		1,000	1,101
11.000% due 10/15/2030		450	508

Lightning Power LLC
7.250% due 08/15/2032		400	421

Lion/Polaris Lux 4 SA
6.951% due 07/01/2029 ~	EUR	600	672

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		$1,250	1,204

Loarre Investments SARL
6.500% due 05/15/2029	EUR	1,350	1,568

Loxam SAS
4.500% due 02/15/2027		700	786

Madison IAQ LLC
5.875% due 06/30/2029		$200	195

MajorDrive Holdings LLC
6.375% due 06/01/2029		1,100	1,071

Manuchar Group SARL
7.250% due 06/30/2027	EUR	900	971

Market Bidco Finco PLC
4.750% due 11/04/2027		500	536

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		$175	165

Matador Resources Co.
6.250% due 04/15/2033		400	394
6.500% due 04/15/2032		400	400

Mativ Holdings, Inc.
8.000% due 10/01/2029 (a)		350	358

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027		700	724
9.250% due 04/15/2027		400	411

McAfee Corp.
7.375% due 02/15/2030		700	683

McGraw-Hill Education, Inc.
7.375% due 09/01/2031		600	623

Medline Borrower LP
3.875% due 04/01/2029		1,300	1,232
6.250% due 04/01/2029		400	413

Melco Resorts Finance Ltd.
7.625% due 04/17/2032		325	336

88	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031		$400	$402

MGM Resorts International
4.625% due 09/01/2026		500	497

Midwest Gaming Borrower LLC
4.875% due 05/01/2029		500	480

Miter Brands Acquisition Holdco, Inc.
6.750% due 04/01/2032		300	311

Monitchem HoldCo 3 SA
8.750% due 05/01/2028	EUR	900	1,033

MPH Acquisition Holdings LLC
5.500% due 09/01/2028		$250	181

Mundys SpA
1.875% due 07/13/2027	EUR	1,000	1,069
1.875% due 02/12/2028		200	211

Murphy Oil USA, Inc.
3.750% due 02/15/2031		$400	361

MV24 Capital BV
6.748% due 06/01/2034		394	386

NCL Corp. Ltd.
5.875% due 03/15/2026		875	876

NCR Atleos Corp.
9.500% due 04/01/2029		250	275

NCR Corp.
5.250% due 10/01/2030		200	195

Nesco Holdings, Inc.
5.500% due 04/15/2029		250	231

New Fortress Energy, Inc.
6.500% due 09/30/2026		700	589
8.750% due 03/15/2029		350	264

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029		750	503
11.750% due 10/15/2028		300	296

NextEra Energy Operating Partners LP
7.250% due 01/15/2029		400	422

Nidda Healthcare Holding GmbH
7.500% due 08/21/2026	EUR	1,250	1,441

Noble Finance LLC
8.000% due 04/15/2030		$1,450	1,497

Nordstrom, Inc.
5.000% due 01/15/2044		300	232

Northriver Midstream Finance LP
6.750% due 07/15/2032		600	620

Novelis Corp.
3.250% due 11/15/2026		450	435

NuStar Logistics LP
5.750% due 10/01/2025		250	251
6.375% due 10/01/2030		500	519

Ocado Group PLC
10.500% due 08/08/2029	GBP	300	398

Odido Group Holding BV
5.500% due 01/15/2030	EUR	200	218

OEG Finance PLC
7.250% due 09/27/2029		800	908

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		$725	693
5.375% due 10/01/2029 (j)	EUR	500	525
7.250% due 06/15/2031		$500	521

Ontex Group NV
3.500% due 07/15/2026	EUR	850	940

Open Text Holdings, Inc.
4.125% due 12/01/2031		$550	506

Organon & Co.
2.875% due 04/30/2028	EUR	1,450	1,551
4.125% due 04/30/2028		$800	770
7.875% due 05/15/2034		500	530

Outfront Media Capital LLC
7.375% due 02/15/2031		575	614

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027		875	842

Park River Holdings, Inc.
5.625% due 02/01/2029		100	86

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Parkland Corp.
4.625% due 05/01/2030		$500	$472

Perenti Finance Pty. Ltd.
7.500% due 04/26/2029		400	417

Performance Food Group, Inc.
4.250% due 08/01/2029		600	571
6.125% due 09/15/2032		600	614

Permian Resources Operating LLC
5.375% due 01/15/2026		1,000	999

Perrigo Finance Unlimited Co.
3.900% due 12/15/2024		237	236
4.900% due 12/15/2044		400	335

PetSmart, Inc.
7.750% due 02/15/2029		450	445

Phinia, Inc.
6.750% due 04/15/2029		325	336

Picard Groupe SAS
6.375% due 07/01/2029	EUR	400	459

Pinnacle Bidco PLC
8.250% due 10/11/2028		1,600	1,890

Post Holdings, Inc.
4.625% due 04/15/2030		$1,000	958
6.250% due 10/15/2034 (a)		600	605

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		700	723

Q-Park Holding BV
2.000% due 03/01/2027	EUR	1,000	1,076

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029		$1,000	1,084

Rand Parent LLC
8.500% due 02/15/2030		300	306

Ritchie Bros Holdings, Inc.
7.750% due 03/15/2031		500	533

Rivian Holdings LLC
11.359% due 10/15/2026 •		1,000	1,013

ROBLOX Corp.
3.875% due 05/01/2030		200	186

Rockies Express Pipeline LLC
4.800% due 05/15/2030		800	754

Rossini SARL
6.750% due 12/31/2029	EUR	100	117

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		$500	495
5.375% due 07/15/2027		525	530
5.625% due 09/30/2031		600	608
7.500% due 10/15/2027		750	806

RR Donnelley & Sons Co.
9.500% due 08/01/2029		200	202

Sable International Finance Ltd.
7.125% due 10/15/2032 (a)		400	402

Sabre Global, Inc.
11.250% due 12/15/2027		125	130

SCIL LLC
9.500% due 07/15/2028	EUR	300	361

Scripps Escrow, Inc.
3.875% due 01/15/2029		$275	205

Seadrill Finance Ltd.
8.375% due 08/01/2030		1,700	1,776

Seagate HDD Cayman
4.125% due 01/15/2031		253	234
5.750% due 12/01/2034		200	202
9.625% due 12/01/2032		358	416

Sensata Technologies BV
4.000% due 04/15/2029		1,000	954

Sigma Holdco BV
7.875% due 05/15/2026		200	199

Simmons Foods, Inc.
4.625% due 03/01/2029		550	522

Sirius XM Radio, Inc.
3.875% due 09/01/2031		400	349
4.000% due 07/15/2028		300	283

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028		500	523

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SM Energy Co.
6.750% due 08/01/2029		$375	$377

SoftBank Group Corp.
5.000% due 04/15/2028	EUR	600	677

Sotera Health Holdings LLC
7.375% due 06/01/2031		$725	754

Southwestern Energy Co.
5.700% due 01/23/2025		1,000	1,000

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		500	478
9.375% due 11/30/2029		400	434
9.750% due 11/15/2030		525	586

Spirit Loyalty Cayman Ltd.
8.000% due 09/20/2025		550	303

SS&C Technologies, Inc.
6.500% due 06/01/2032		550	569

Stagwell Global LLC
5.625% due 08/15/2029		800	774

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	500	538
3.375% due 01/15/2031		$1,000	892
5.000% due 02/15/2027		1,000	992

Staples, Inc.
10.750% due 09/01/2029		300	291

Star Parent, Inc.
9.000% due 10/01/2030		450	484

Station Casinos LLC
6.625% due 03/15/2032		900	921

Suburban Propane Partners LP
5.000% due 06/01/2031		400	373

Summer BC Holdco B SARL
5.750% due 10/31/2026	EUR	250	279

Sunoco LP
7.000% due 05/01/2029		$300	314

Surgery Center Holdings, Inc.
7.250% due 04/15/2032		600	627

TeamSystem SpA
7.127% due 07/31/2031 •	EUR	400	448

Techem Verwaltungsgesellschaft 675 mbH
5.375% due 07/15/2029		400	455

TEGNA, Inc.
5.000% due 09/15/2029		$1,025	977

Tenet Healthcare Corp.
6.875% due 11/15/2031		325	356

Tenneco, Inc.
8.000% due 11/17/2028		360	334

Terex Corp.
6.250% due 10/15/2032 (a)		400	400

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029		950	903

TK Elevator Holdco GmbH
6.625% due 07/15/2028	EUR	990	1,102

TK Elevator Midco GmbH
4.375% due 07/15/2027		541	599

Topaz Solar Farms LLC
5.750% due 09/30/2039		$282	280

TopBuild Corp.
3.625% due 03/15/2029		1,525	1,423

TransDigm, Inc.
6.000% due 01/15/2033		400	406
6.750% due 08/15/2028		400	412
6.875% due 12/15/2030		475	498

Transocean Aquila Ltd.
8.000% due 09/30/2028		454	465

Transocean Titan Financing Ltd.
8.375% due 02/01/2028		500	515

Transocean, Inc.
8.750% due 02/15/2030		425	443

Travel & Leisure Co.
6.625% due 07/31/2026		475	484

Trident TPI Holdings, Inc.
12.750% due 12/31/2028		200	222

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	89

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TriNet Group, Inc.
7.125% due 08/15/2031		$600	$626

Triton Water Holdings, Inc.
6.250% due 04/01/2029		500	500

Trivium Packaging Finance BV
8.500% due 08/15/2027		300	301

Twilio, Inc.
3.875% due 03/15/2031		300	277

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029		125	130

U.S. Renal Care, Inc.
10.625% due 06/28/2028		210	184

UKG, Inc.
6.875% due 02/01/2031		1,300	1,344

United Airlines, Inc.
4.375% due 04/15/2026		800	788
4.625% due 04/15/2029		900	870

United Rentals North America, Inc.
3.750% due 01/15/2032		500	457

Univision Communications, Inc.
4.500% due 05/01/2029		500	447
8.500% due 07/31/2031		725	727

USA Compression Partners LP
7.125% due 03/15/2029		350	361

Valaris Ltd.
8.375% due 04/30/2030		1,900	1,959

Vallourec SACA
7.500% due 04/15/2032		700	743

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		300	284
3.875% due 11/01/2033		1,250	1,122
4.125% due 08/15/2031		250	233

Venture Global LNG, Inc.
7.000% due 01/15/2030		1,200	1,227
8.125% due 06/01/2028		900	939
8.375% due 06/01/2031		1,800	1,902

Vertiv Group Corp.
4.125% due 11/15/2028		800	774

VF Corp.
4.250% due 03/07/2029	EUR	700	767

Viavi Solutions, Inc.
3.750% due 10/01/2029		$275	250

Victoria PLC
3.625% due 08/24/2026	EUR	150	152

Victoria’s Secret & Co.
4.625% due 07/15/2029		$100	88

Viking Cruises Ltd.
5.875% due 09/15/2027		400	400

Viper Energy Partners LP
5.375% due 11/01/2027		350	349

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	1,250	1,481

Virgin Media Vendor Financing Notes DAC
4.875% due 07/15/2028		500	619

Vital Energy, Inc.
7.875% due 04/15/2032		$250	242
9.750% due 10/15/2030		300	321

Vmed O2 U.K. Financing PLC
4.500% due 07/15/2031	GBP	500	578

VOC Escrow Ltd.
5.000% due 02/15/2028		$600	593

VZ Secured Financing BV
3.500% due 01/15/2032	EUR	700	719

Walgreens Boots Alliance, Inc.
2.125% due 11/20/2026		600	629
3.600% due 11/20/2025	GBP	800	1,037
8.125% due 08/15/2029		$600	599

Wand NewCo 3, Inc.
7.625% due 01/30/2032		1,000	1,054

Waste Pro USA, Inc.
5.500% due 02/15/2026		450	449

Wayfair LLC
7.250% due 10/31/2029 (a)		400	411

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WEPA Hygieneprodukte GmbH
2.875% due 12/15/2027	EUR	500	$537

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(b)(c)		$658	554

Western Digital Corp.
3.100% due 02/01/2032		425	366

White Cap Buyer LLC
6.875% due 10/15/2028		450	455

Williams Scotsman, Inc.
6.625% due 06/15/2029		400	412

WR Grace Holdings LLC
5.625% due 08/15/2029		200	188

Wrangler Holdco Corp.
6.625% due 04/01/2032		775	806

Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	1,001

Wynn Resorts Finance LLC
5.125% due 10/01/2029		500	494
7.125% due 02/15/2031		300	324

XPO, Inc.
7.125% due 02/01/2032		350	369

Yinson Boronia Production BV
8.947% due 07/31/2042		325	348

Yum! Brands, Inc.
5.375% due 04/01/2032		325	324
6.875% due 11/15/2037		350	398

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		250	224

Zegona Finance PLC
6.750% due 07/15/2029	EUR	300	349
8.625% due 07/15/2029		$375	401

Zenith Finco PLC
6.500% due 06/30/2027	GBP	300	292

ZF Finance GmbH
3.750% due 09/21/2028	EUR	300	315

ZF North America Capital, Inc.
6.875% due 04/14/2028		$350	354
6.875% due 04/23/2032		700	703

Ziggo BV
4.875% due 01/15/2030		300	285

ZipRecruiter, Inc.
5.000% due 01/15/2030		725	657

			235,716

UTILITIES 4.9%

AES Corp.
7.600% due 01/15/2055 •		400	421

Aethon United BR LP
7.500% due 10/01/2029 (a)		900	913

Antero Midstream Partners LP
5.375% due 06/15/2029		700	693

Archrock Partners LP
6.625% due 09/01/2032		400	411

Blue Racer Midstream LLC
7.000% due 07/15/2029		900	936

Calpine Corp.
3.750% due 03/01/2031		400	371

Clearway Energy Operating LLC
3.750% due 02/15/2031		1,350	1,237

CrownRock LP
5.000% due 05/01/2029		500	506

Cullinan Holdco Scsp
4.625% due 10/15/2026	EUR	200	197

Electricite de France SA
5.000% due 01/22/2026 •(g)		1,700	1,910
7.500% due 09/06/2028 •(g)		600	734
9.125% due 03/15/2033 •(g)		$500	570

EP Infrastructure AS
1.698% due 07/30/2026	EUR	500	536
2.045% due 10/09/2028		600	619

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041		$200	$209

FORESEA Holding SA
7.500% due 06/15/2030		900	863

Genesis Energy LP
7.750% due 02/01/2028		375	380

Hilcorp Energy LP
6.875% due 05/15/2034		375	374

Kaixo Bondco Telecom SA
5.125% due 09/30/2029	EUR	500	558

Lorca Telecom Bondco SA
4.000% due 09/18/2027		1,000	1,107

Tallgrass Energy Partners LP
6.000% due 12/31/2030		$200	190

Telecom Italia Capital SA
6.375% due 11/15/2033		1,500	1,548

Telecom Italia SpA
7.875% due 07/31/2028	EUR	200	252

Telefonica Europe BV
6.135% due 02/03/2030 •(g)		400	476

TerraForm Power Operating LLC
5.000% due 01/31/2028		$300	297

TransAlta Corp.
6.500% due 03/15/2040		100	106

Vodafone Group PLC
5.125% due 06/04/2081 •		500	413
7.000% due 04/04/2079 •		950	1,004

Yinson Production Financial Services Pte Ltd.
9.625% due 05/03/2029		200	205

			18,036

Total Corporate Bonds & Notes (Cost $299,266)			303,352

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	900	804

Total Convertible Bonds & Notes (Cost $802)			804

U.S. TREASURY OBLIGATIONS 4.3%

U.S. Treasury Notes
3.750% due 08/31/2026		$14,100	14,122
3.875% due 09/30/2029 (l)		1,500	1,519

Total U.S. Treasury Obligations (Cost $15,581)			15,641

SOVEREIGN ISSUES 4.8%

Canada Government Bond
4.500% due 11/01/2025	CAD	4,400	3,297

Republic of Germany
1.300% due 10/15/2027	EUR	600	657
2.100% due 04/12/2029		10,200	11,430

Turkey Government International Bond
50.000% due 09/06/2028 ~	TRY	13,000	377

United Kingdom Gilt
0.500% due 01/31/2029	GBP	1,400	1,631

Total Sovereign Issues (Cost $16,666)			17,392

		SHARES
COMMON STOCKS 0.9%

COMMUNICATION SERVICES 0.0%

Clear Channel Outdoor Holdings, Inc. (d)		51,501	83

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV (d)		294,527	0

90	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.2%

Intelsat Emergence SA «(i)	28,420	$844

HEALTH CARE 0.7%

Amsurg Equity «(d)(i)	3,438	185

Healogics, Inc. «(d)	44,931	2,291

		2,476

INDUSTRIALS 0.0%

CHC Group LLC «(d)	3,887	0

Total Common Stocks (Cost $7,808)		3,403

WARRANTS 0.0%

CONSUMER STAPLES 0.0%

Revlon Group Holdings LLC - Exp. 04/28/2028 «	3,087	0

Total Warrants (Cost $200)		0

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Dresdner Funding Trust
8.151% due 06/30/2031	300,000	$339

Total Preferred Securities (Cost $319)		339

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

U.S. TREASURY BILLS 0.1%
5.360% due 11/05/2024 (e)(f)(l)	$566	563

Total Short-Term Instruments (Cost $563)		563

Total Investments in Securities (Cost $359,678)		360,219

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%

PIMCO Short-Term Floating NAV Portfolio III	173,970	$1,694

Total Short-Term Instruments (Cost $1,693)		1,694

Total Investments in Affiliates (Cost $1,693)		1,694

Total Investments 99.1% (Cost $361,371)		$361,913

Financial Derivative Instruments (k)(m) 0.0% (Cost or Premiums, net $3,080)		5

Other Assets and Liabilities, net 0.9%		3,114

Net Assets 100.0%		$365,032

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$144	$185	0.05%
Intelsat Emergence SA	09/11/2013 - 02/23/2024	2,215	844	0.23

		$2,359	$1,029	0.28%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	0.000%	09/18/2024	TBD	(2)	EUR (470)	$(524)
MYI	0.000	09/18/2024	09/17/2026		(188)	(209)
	2.000	09/18/2024	TBD	(2)	(476)	(530)

Total Reverse Repurchase Agreements						$(1,263)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	91

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(524)	$0	$(524)	$520	$(4)
MYI	0	(739)	0	(739)	733	(6)

Total Borrowings and Other Financing Transactions	$0	$(1,263)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,263)	$(1,263)

Total Borrowings	$0	$0	$0	$(1,263)	$(1,263)

Payable for reverse repurchase agreements					$(1,263)

(j)	Securities with an aggregate market value of $1,253 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(1,794) at a weighted average interest rate of 1.809%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2024	0.375%	$	300	$6	$(2)	$4	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	1.091		800	(6)	101	95	1	0
Calpine Corp.	5.000	Quarterly	12/20/2028	1.388		500	39	31	70	0	(1)
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.044	EUR	1,900	303	179	482	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	1.062	$	500	50	10	60	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.262		550	45	27	72	0	(1)
Royal Caribbean Cruises Ltd.	5.000	Quarterly	06/20/2028	0.814		300	(7)	51	44	0	0

							$430	$397	$827	$2	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$2,178	$139	$32	$171	$0	$0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	12,400	742	238	980	3	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	24,100	1,769	27	1,796	4	(2)

					$2,650	$297	$2,947	$7	$(2)

Total Swap Agreements					$3,080	$694	$3,774	$9	$(4)

92	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)		Total	Market Value	Variation Margin Liability(5)			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$10	$10	$0	$0		$(5)	$(5)

(l)

Securities with an aggregate market value of $1,298 and cash of $4,077 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $1 and liability of $(1) for closed swap agreements is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2024	EUR	4,166		$4,633	$3	$(7)

BRC	10/2024	GBP	6,113		8,065	0	(108)
	10/2024		$381	TRY	13,612	12	0

CBK	10/2024		3,138	CAD	4,243	0	(1)
	11/2024	CAD	4,240		$3,138	1	0
	11/2024		$1,266	EUR	1,130	0	(7)

FAR	10/2024		77,599		69,395	0	(352)
	11/2024	EUR	69,395		$77,706	352	0

JPM	11/2024		$94	TRY	3,472	4	0
	12/2024	TRY	14,168		$375	0	(9)
	02/2025		$62	TRY	2,510	2	0
	05/2025		174		7,610	6	0

MBC	10/2024		2,150	EUR	1,941	11	0
	10/2024		8,176	GBP	6,113	0	(3)
	11/2024	GBP	6,113		$8,176	3	0

MYI	10/2024	EUR	65,388		72,874	88	0

SCX	10/2024	CAD	4,242		3,149	13	0
	10/2024	EUR	2,596		2,881	0	(9)

UAG	02/2025		$12	TRY	508	1	0

Total Forward Foreign Currency Contracts						$496	$(496)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	93

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$3	$0	$0	$3	$(7)	$0	$0	$(7)	$(4)	$0	$(4)
BRC	12	0	0	12	(108)	0	0	(108)	(96)	0	(96)
CBK	1	0	0	1	(8)	0	0	(8)	(7)	0	(7)
FAR	352	0	0	352	(352)	0	0	(352)	0	0	0
JPM	12	0	0	12	(9)	0	0	(9)	3	0	3
MBC	14	0	0	14	(3)	0	0	(3)	11	0	11
MYI	88	0	0	88	0	0	0	0	88	0	88
SCX	13	0	0	13	(9)	0	0	(9)	4	0	4
UAG	1	0	0	1	0	0	0	0	1	0	1

Total Over the Counter	$496	$0	$0	$496	$(496)	$0	$0	$(496)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$10	$0	$0	$0	$10

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$496	$0	$496

	$0	$10	$0	$496	$0	$506

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$5	$0	$0	$0	$5

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$496	$0	$496

	$0	$5	$0	$496	$0	$501

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$2,384	$0	$0	$(2)	$2,382

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,532)	$0	$(1,532)

	$0	$2,384	$0	$(1,532)	$(2)	$850

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(984)	$0	$0	$0	$(984)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(505)	$0	$(505)

	$0	$(984)	$0	$(505)	$0	$(1,489)

94	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$12,692	$6,033	$18,725
Corporate Bonds & Notes
Banking & Finance	398	49,202	0	49,600
Industrials	400	234,733	583	235,716
Utilities	0	18,036	0	18,036
Convertible Bonds & Notes
Industrials	0	804	0	804
U.S. Treasury Obligations	0	15,641	0	15,641
Sovereign Issues	0	17,392	0	17,392
Common Stocks
Communication Services	83	0	0	83
Financials	0	0	844	844
Health Care	0	0	2,476	2,476
Preferred Securities
Banking & Finance	0	339	0	339
Short-Term Instruments
U.S. Treasury Bills	0	563	0	563

	$881	$349,402	$9,936	$360,219

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,694	$0	$0	$1,694

Total Investments	$2,575	$349,402	$9,936	$361,913

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	9	0	9
Over the counter	0	496	0	496

	$0	$505	$0	$505

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4)	0	(4)
Over the counter	0	(496)	0	(496)

	$0	$(500)	$0	$(500)

Total Financial Derivative Instruments	$0	$5	$0	$5

Totals	$2,575	$349,407	$9,936	$361,918

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,617	$1,372	$(15)	$1	$0	$78	$980	$0	$6,033	$78
Corporate Bonds & Notes
Industrials	29	0	0	0	0	0	554	0	583	0
Common Stocks
Communication Services	17	0	(10)	0	(212)	205	0	0	0	0
Financials	780	0	0	0	0	64	0	0	844	64
Health Care	2,364	0	0	0	0	112	0	0	2,476	112

Totals	$6,807	$1,372	$(25)	$1	$(212)	$459	$1,534	$0	$9,936	$254

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs			(% Unless Noted Otherwise)
						Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$102	Comparable Companies	EBITDA Multiple	X		15.500	—
	1,065	Discounted Cash Flow	Discount Rate			7.220-25.750	10.226
	82	Expected Recovery	Recovery Rate			83.144	—
	2,073	Recent Transaction	Purchase Price			100.000	—
	2,711	Third Party Vendor	Broker Quote			98.000-103.500	99.753
Corporate Bonds & Notes
Industrials	554	Comparable Companies/Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/	%	1.000/9.500	—
	29	Expected Recovery	Price			99.999	—
Common Stocks
Financials	844	Comparable Companies	EBITDA Multiple	X		4.400	—
Health Care	2,476	Comparable Companies	EBITDA Multiple	X		15.500-99.999	93.672

Total	$9,936

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	95

Schedule of Investments	PIMCO Long-Term Credit Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Altice France SA
9.185% (EURIBOR 3MO + 5.500%) due 08/15/2028 ~	EUR	1,511	$1,273

American Airlines, Inc.
10.294% due 04/20/2028		$338	348

Avolon TLB Borrower 1 U.S. LLC
6.961% due 06/22/2028		2,714	2,723

Broadcom, Inc.
5.980% due 08/14/2026 «		1,700	1,696

Carnival Corp.
7.595% due 08/08/2027		1,336	1,341

Delos Aircraft Designated Activity Co.
6.354% due 10/31/2027		3,600	3,625

GBT U.S. LLC
8.279% (TSFR3M + 3.000%) due 07/25/2031 ~		800	799

JetBlue Airways Corp.
10.517% - 13.000% (PRIME + 4.500%) due 08/27/2029 ~		4,000	3,926

Oi SA
TBD% due 12/30/2050 «		1,480	15

Ontario Gaming GTA LP
8.893% due 08/01/2030		1,886	1,886

Project Hudson II
7.730% due 05/29/2026 «		1,600	1,614

Setanta Aircraft Leasing Designated Activity Co.
6.354% due 11/05/2028		2,250	2,266

SkyMiles IP Ltd.
9.032% due 10/20/2027		2,192	2,236

Station Casinos LLC
7.095% due 03/14/2031		1,592	1,588

Vistra Zero Operating Co. LLC
7.595% due 04/30/2031		995	999

Westmoreland Mining Holdings LLC
8.000% due 03/15/2029		1,005	658

Total Loan Participations and Assignments (Cost $28,823)			26,993

CORPORATE BONDS & NOTES 72.4%

BANKING & FINANCE 25.0%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		1,000	961

Agree LP
4.800% due 10/01/2032		700	694

Aircastle Ltd.
5.950% due 02/15/2029		1,400	1,451

Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		1,500	1,003
3.375% due 08/15/2031		2,200	2,053
3.550% due 03/15/2052		2,500	1,835

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(d)(j)		1,200	72

Ally Financial, Inc.
6.992% due 06/13/2029 •		2,100	2,221
8.000% due 11/01/2031		2,250	2,548

American Assets Trust LP
6.150% due 10/01/2034		3,500	3,542

American Financial Group, Inc.
4.500% due 06/15/2047		7,700	6,895

American Homes 4 Rent LP
3.375% due 07/15/2051		2,000	1,416
3.625% due 04/15/2032		3,700	3,423
4.250% due 02/15/2028		1,800	1,785

American Tower Corp.
1.875% due 10/15/2030		1,300	1,121
2.950% due 01/15/2051		8,300	5,637
3.100% due 06/15/2050		10,900	7,602
3.700% due 10/15/2049		10,000	7,757
4.050% due 03/15/2032		7,800	7,494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.550% due 07/15/2033		$4,000	$4,194
5.650% due 03/15/2033		2,300	2,431

Antares Holdings LP
3.750% due 07/15/2027		3,750	3,559
7.950% due 08/11/2028		1,600	1,699

Aon North America, Inc.
5.750% due 03/01/2054		3,100	3,287

Apollo Debt Solutions BDC
6.700% due 07/29/2031		1,500	1,546
6.900% due 04/13/2029		2,000	2,080

Arch Capital Finance LLC
5.031% due 12/15/2046		500	482

Arch Capital Group Ltd.
3.635% due 06/30/2050		2,465	1,918

Ares Capital Corp.
5.950% due 07/15/2029		1,600	1,643

Ares Finance Co. LLC
3.250% due 06/15/2030		1,100	1,029
3.650% due 02/01/2052		1,900	1,435

Ares Management Corp.
6.375% due 11/10/2028		4,700	5,057

Ares Strategic Income Fund
5.600% due 02/15/2030 (b)		1,800	1,787

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	1,767
3.600% due 09/15/2051		1,200	884

Athene Global Funding
5.526% due 07/11/2031		3,350	3,445

Athene Holding Ltd.
6.250% due 04/01/2054		1,200	1,280

Augustar Life Insurance Co.
6.875% due 06/15/2042		500	488

AvalonBay Communities, Inc.
5.350% due 06/01/2034		500	524

Aviation Capital Group LLC
4.875% due 10/01/2025		4,500	4,497
6.750% due 10/25/2028		4,097	4,379

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,000	934
2.875% due 02/15/2025		2,000	1,979

AXIS Specialty Finance LLC
3.900% due 07/15/2029		4,000	3,889

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,120	2,310
2.625% due 04/28/2025		1,000	1,108

Banco Bilbao Vizcaya Argentaria SA
7.883% due 11/15/2034 •		$1,800	2,067

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		200	197

Bank of America Corp.
2.572% due 10/20/2032 •		6,000	5,263
2.676% due 06/19/2041 •		19,400	14,595
2.972% due 07/21/2052 •		800	568
3.311% due 04/22/2042 •		12,200	9,917
3.824% due 01/20/2028 •		1,000	989
5.202% due 04/25/2029 •		6,600	6,788
5.468% due 01/23/2035 •		6,800	7,154
5.872% due 09/15/2034 •		6,300	6,800

Bank of America NA
6.000% due 10/15/2036		1,200	1,327

Barclays PLC
5.335% due 09/10/2035 •		1,000	1,012
5.851% due 03/21/2035 •	GBP	5,100	6,910
6.036% due 03/12/2055 •		$200	219
6.224% due 05/09/2034 •		4,400	4,742

BBVA Bancomer SA
5.875% due 09/13/2034 •(j)		1,000	974
8.450% due 06/29/2038 •(j)		1,300	1,418

BGC Group, Inc.
4.375% due 12/15/2025		600	595
6.600% due 06/10/2029		500	517
8.000% due 05/25/2028		2,100	2,261

Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	230

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.200% due 01/30/2052		$10,000	$7,150
3.500% due 09/10/2049		2,500	1,905

Blackstone Private Credit Fund
4.700% due 03/24/2025		3,300	3,292

Blackstone Secured Lending Fund
2.850% due 09/30/2028		3,000	2,739

Blue Owl Capital Corp.
2.875% due 06/11/2028		102	93

Blue Owl Finance LLC
4.375% due 02/15/2032		3,700	3,421

BNP Paribas SA
3.132% due 01/20/2033 •		3,200	2,859
5.738% due 02/20/2035 •(l)		3,200	3,389
7.375% due 09/10/2034 •(i)(j)		6,400	6,676
8.500% due 08/14/2028 •(i)(j)		4,200	4,516

BPCE SA
5.716% due 01/18/2030 •		1,600	1,653
7.003% due 10/19/2034 •		4,800	5,379

Brixmor Operating Partnership LP
4.125% due 05/15/2029		1,200	1,175

Brookfield Capital Finance LLC
6.087% due 06/14/2033		1,200	1,300

Brookfield Finance LLC
3.450% due 04/15/2050		2,000	1,493

Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	6,570
3.625% due 02/15/2052		1,900	1,437
5.968% due 03/04/2054		7,075	7,690

CaixaBank SA
3.625% due 09/14/2028 •(i)(j)	EUR	1,400	1,389

Cantor Fitzgerald LP
7.200% due 12/12/2028		$4,400	4,671

Carlyle Finance LLC
5.650% due 09/15/2048		3,100	3,144

Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,121

CBRE Services, Inc.
5.950% due 08/15/2034		3,100	3,331

CI Financial Corp.
4.100% due 06/15/2051		1,200	837
7.500% due 05/30/2029		3,200	3,339

Citigroup, Inc.
3.057% due 01/25/2033 •		2,500	2,234
4.542% due 09/19/2030 •		1,500	1,502
5.449% due 06/11/2035 •		3,300	3,443

Commonwealth Bank of Australia
3.784% due 03/14/2032 (j)		1,800	1,677

Constellation Insurance, Inc.
6.800% due 01/24/2030		3,000	3,021

Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		1,000	932

Corebridge Financial, Inc.
6.375% due 09/15/2054 •		4,000	4,051

CoStar Group, Inc.
2.800% due 07/15/2030		800	721

Credit Acceptance Corp.
9.250% due 12/15/2028		1,500	1,606

Credit Agricole SA
4.631% due 09/11/2028 •		1,000	1,005

Credit Suisse AG AT1 Claim		9,666	1,233

Crown Castle, Inc.
2.100% due 04/01/2031		5,800	4,963
2.500% due 07/15/2031		1,500	1,306
2.900% due 04/01/2041		2,300	1,706
5.200% due 09/01/2034		6,300	6,385

Danske Bank AS
5.427% due 03/01/2028 •		3,200	3,281

Deutsche Bank AG
3.547% due 09/18/2031 •		3,200	2,984
3.729% due 01/14/2032 •		2,900	2,603
3.742% due 01/07/2033 •		1,000	876
5.403% due 09/11/2035 •		1,500	1,510

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		4,600	3,899

96	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EPR Properties
3.750% due 08/15/2029		$2,450	$2,292
4.500% due 06/01/2027		1,167	1,150

Equinix, Inc.
3.000% due 07/15/2050		3,200	2,184
3.400% due 02/15/2052		2,500	1,825

Equitable Holdings, Inc.
4.350% due 04/20/2028		200	199
5.594% due 01/11/2033		5,000	5,239

ERP Operating LP
4.650% due 09/15/2034		1,600	1,593

Erste Group Bank AG
4.250% due 10/15/2027 •(i)(j)	EUR	1,200	1,256

Essex Portfolio LP
5.500% due 04/01/2034		$1,200	1,248

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		2,500	2,531
6.000% due 12/07/2033		2,700	2,841
6.100% due 03/15/2055		3,500	3,649
6.350% due 03/22/2054		1,000	1,070

Farmers Insurance Exchange
4.747% due 11/01/2057 •		7,000	5,766

Fidelity National Financial, Inc.
3.200% due 09/17/2051		8,100	5,431

First American Financial Corp.
5.450% due 09/30/2034		1,800	1,793

FMR LLC
6.450% due 11/15/2039		4,500	5,288

Fortress Transportation & Infrastructure Investors LLC
7.875% due 12/01/2030		1,200	1,294

Franklin Resources, Inc.
2.950% due 08/12/2051		900	615

Freedom Mortgage Corp.
12.000% due 10/01/2028		1,500	1,640

Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		1,300	1,338
9.250% due 02/01/2029		600	624

FS KKR Capital Corp.
3.125% due 10/12/2028		2,700	2,453
7.875% due 01/15/2029		1,000	1,076

GA Global Funding Trust
5.500% due 01/08/2029		3,700	3,839

GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,000	4,899

GGAM Finance Ltd.
8.000% due 02/15/2027		1,400	1,464

Global Atlantic Fin Co.
6.750% due 03/15/2054		2,000	2,130

GLP Capital LP
4.000% due 01/15/2030		5,000	4,778
5.625% due 09/15/2034		3,500	3,577
6.250% due 09/15/2054		1,500	1,586

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		8,700	7,691
4.017% due 10/31/2038 •		5,100	4,630
5.330% due 07/23/2035 •		4,000	4,145

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		2,000	1,950

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		3,600	3,336

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,700	3,584

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		2,000	2,048

Highwoods Realty LP
3.050% due 02/15/2030		2,600	2,341

Host Hotels & Resorts LP
4.500% due 02/01/2026		1,900	1,895

HSBC Holdings PLC
2.848% due 06/04/2031 •		5,200	4,735
5.719% due 03/04/2035 •		1,400	1,488
5.875% due 09/28/2026 •(i)(j)	GBP	5,178	6,841

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hudson Pacific Properties LP
3.250% due 01/15/2030		$300	$228
4.650% due 04/01/2029		900	748
5.950% due 02/15/2028		1,200	1,102

ING Groep NV
5.550% due 03/19/2035 •		5,000	5,244

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		1,750	1,406
7.750% due 01/11/2027 •(i)(j)	EUR	4,610	5,366
7.778% due 06/20/2054 •		$500	567
7.800% due 11/28/2053		3,000	3,600

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		3,500	2,930
4.875% due 02/01/2035		600	593

JAB Holdings BV
2.200% due 11/23/2030		585	501
3.750% due 05/28/2051		750	521
4.500% due 04/08/2052		2,100	1,682

Jefferies Financial Group, Inc.
6.500% due 01/20/2043		2,100	2,309

JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	4,659
3.328% due 04/22/2052 •		18,400	14,196
4.995% due 07/22/2030 •		3,000	3,085
5.012% due 01/23/2030 •		7,300	7,489
5.294% due 07/22/2035 •		3,000	3,130
5.350% due 06/01/2034 •		7,100	7,434
6.254% due 10/23/2034 •		3,200	3,560
8.750% due 09/01/2030		275	334

JPMorgan Chase Bank NA
5.110% due 12/08/2026		1,000	1,023

Kaisa Group Holdings Ltd.
9.375% due 06/30/2049 ^(d)		6,400	208

Kilroy Realty LP
2.500% due 11/15/2032		3,400	2,727
2.650% due 11/15/2033		1,000	784
6.250% due 01/15/2036		1,600	1,639

Kimco Realty OP LLC
4.850% due 03/01/2035		1,100	1,093

KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,400	1,027
4.850% due 05/17/2032		7,500	7,585

Lazard Group LLC
4.375% due 03/11/2029		209	207
6.000% due 03/15/2031		900	949

Legg Mason, Inc.
5.625% due 01/15/2044		1,400	1,464

Liberty Mutual Group, Inc.
3.951% due 10/15/2050		900	705

Lloyds Bank PLC
0.000% due 04/02/2032 þ		3,200	2,211

Lloyds Banking Group PLC
5.679% due 01/05/2035 •		6,100	6,421
7.875% due 06/27/2029 •(i)(j)	GBP	200	277
8.000% due 09/27/2029 •(i)(j)		$500	537

Manulife Financial Corp.
5.375% due 03/04/2046		7,300	7,584

Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	877
4.350% due 01/30/2047		200	178

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,310
5.672% due 12/01/2052		2,000	2,062

MetLife, Inc.
5.000% due 07/15/2052		500	496

Mitsubishi UFJ Financial Group, Inc.
4.153% due 03/07/2039		1,800	1,703
5.133% due 07/20/2033 •		5,200	5,361
5.441% due 02/22/2034 •		4,000	4,216

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	2,816
2.869% due 09/13/2030 •		2,500	2,310

Morgan Stanley
0.000% due 04/02/2032 þ(k)		11,300	7,641
2.943% due 01/21/2033 •		4,800	4,289

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.889% due 07/20/2033 •		$800	$810
5.320% due 07/19/2035 •		5,000	5,194
5.831% due 04/19/2035 •		1,600	1,719

Morgan Stanley Direct Lending Fund
6.150% due 05/17/2029		1,600	1,622

Mutual of Omaha Cos. Global Funding
5.450% due 12/12/2028		1,500	1,556

Nasdaq, Inc.
2.500% due 12/21/2040		2,000	1,423
6.100% due 06/28/2063		800	882

Nationwide Building Society
3.960% due 07/18/2030 •		1,800	1,751

Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,367

NatWest Group PLC
4.445% due 05/08/2030 •		4,100	4,073
4.600% due 06/28/2031 •(i)(j)		5,200	4,475
5.076% due 01/27/2030 •		4,100	4,178
5.125% due 05/12/2027 •(i)(j)	GBP	2,500	3,202

Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	393
4.875% due 04/15/2045		2,700	2,363

New Mountain Finance Corp.
6.200% due 10/15/2027		1,800	1,796

Newmark Group, Inc.
7.500% due 01/12/2029		3,000	3,243

Nippon Life Insurance Co.
6.250% due 09/13/2053 •		4,500	4,848

Nomura Holdings, Inc.
5.594% due 07/02/2027		1,700	1,752
5.605% due 07/06/2029		6,500	6,782

Nordea Bank Abp
3.750% due 03/01/2029 •(i)(j)		1,400	1,254

Oaktree Strategic Credit Fund
6.500% due 07/23/2029		1,100	1,118

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		4,100	4,094

OneMain Finance Corp.
7.875% due 03/15/2030		2,500	2,616

Pacific Life Insurance Co.
9.250% due 06/15/2039		8,800	12,370

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		2,400	1,679

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,150	1,117

Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,170

Phillips Edison Grocery Center Operating Partnership I LP
5.750% due 07/15/2034		1,600	1,672

Piedmont Operating Partnership LP
6.875% due 07/15/2029		3,190	3,354

Pine Street Trust
6.223% due 05/15/2054		5,000	5,426

Progressive Corp.
4.125% due 04/15/2047		500	442

Prologis LP
5.250% due 03/15/2054		3,600	3,660

Protective Life Global Funding
5.467% due 12/08/2028		1,500	1,570

Realty Income Corp.
3.200% due 02/15/2031		4,300	3,987
3.400% due 01/15/2028		2,000	1,952
3.950% due 08/15/2027		1,100	1,094
4.450% due 09/15/2026		1,300	1,303

Regency Centers LP
4.400% due 02/01/2047		1,100	966
4.650% due 03/15/2049		500	450

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,800	1,557
2.150% due 09/01/2031		1,500	1,265

RGA Global Funding
5.500% due 01/11/2031		2,900	3,033

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	97

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		$1,700	$1,511

SBA Tower Trust
2.328% due 07/15/2052		200	185

Selective Insurance Group, Inc.
5.375% due 03/01/2049		1,700	1,692

Sixth Street Lending Partners
5.750% due 01/15/2030		1,800	1,794

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		1,900	1,755

Stifel Financial Corp.
4.000% due 05/15/2030		1,100	1,057

Store Capital LLC
2.750% due 11/18/2030		1,400	1,225

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		3,500	3,717
5.808% due 09/14/2033		6,200	6,721

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (c)		156	19

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (c)		156	17

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (c)		313	30

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (c)		470	44

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (c)		471	38

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (c)		229	18

SVB Financial Group
4.570% due 04/29/2033 ^(d)		3,200	1,875

Synchrony Financial
2.875% due 10/28/2031		3,800	3,228

Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	348
6.850% due 12/16/2039		371	443

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	703	920
5.661% due 10/13/2041		46	62
5.744% due 04/13/2040		88	120

Travelers Cos., Inc.
4.050% due 03/07/2048		$1,000	865

Trust Fibra Uno
6.390% due 01/15/2050		900	760
6.950% due 01/30/2044		5,300	4,876
7.375% due 02/13/2034		1,000	1,031

UBS AG
7.500% due 02/15/2028		2,050	2,252

UBS Group AG
3.179% due 02/11/2043 •		1,400	1,092
3.750% due 03/26/2025		500	497
4.194% due 04/01/2031 •		600	586
4.375% due 02/10/2031 •(i)(j)		3,900	3,405
4.875% due 02/12/2027 •(i)(j)		6,400	6,140
5.379% due 09/06/2045 •		1,000	1,024
5.959% due 01/12/2034 •		7,200	7,702
6.442% due 08/11/2028 •		10,650	11,206
6.537% due 08/12/2033 •		8,700	9,608
6.850% due 09/10/2029 •(i)(j)		3,500	3,550
9.250% due 11/13/2033 •(i)(j)		2,000	2,364

UDR, Inc.
5.125% due 09/01/2034		1,500	1,516

UniCredit SpA
7.296% due 04/02/2034 •		1,400	1,493

Unigel Luxembourg SA
8.750% due 03/01/2030 ^«(d)		1,079	1,079

Unum Group
4.500% due 12/15/2049		3,100	2,642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VICI Properties LP
3.875% due 02/15/2029		$2,800	$2,684
4.500% due 01/15/2028		400	395
5.625% due 05/15/2052		2,000	1,959
5.750% due 02/01/2027		1,900	1,934

Voya Financial, Inc.
4.700% due 01/23/2048 •		500	455
5.000% due 09/20/2034		600	597
5.700% due 07/15/2043		630	644

Wells Fargo & Co.
3.068% due 04/30/2041 •		2,500	1,973
3.350% due 03/02/2033 •		6,600	6,036
4.611% due 04/25/2053 •		11,300	10,454
5.499% due 01/23/2035 •		6,300	6,607
5.557% due 07/25/2034 •		17,700	18,578
5.707% due 04/22/2028 •		4,000	4,131
6.491% due 10/23/2034 •		2,200	2,459

Wells Fargo Bank NA
6.600% due 01/15/2038		3,700	4,275

Welltower OP LLC
4.950% due 09/01/2048		2,950	2,859
5.125% due 03/15/2043		800	777
6.500% due 03/15/2041		925	1,052

Weyerhaeuser Co.
4.000% due 11/15/2029		6,900	6,768
6.950% due 10/01/2027		16,922	18,149
7.375% due 03/15/2032		681	789

Willis North America, Inc.
3.875% due 09/15/2049		725	570
5.350% due 05/15/2033		1,500	1,545

Yango Justice International Ltd.
7.500% due 02/17/2025 ^(d)		300	2
9.250% due 04/15/2049		300	2

			886,706

INDUSTRIALS 30.5%

7-Eleven, Inc.
2.800% due 02/10/2051		3,000	1,924

AbbVie, Inc.
4.250% due 11/21/2049		21,000	18,824
4.400% due 11/06/2042		2,970	2,803
4.450% due 05/14/2046		7,000	6,541
4.700% due 05/14/2045		900	871
4.750% due 03/15/2045		3,000	2,921
4.850% due 06/15/2044		3,300	3,263

Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047		1,400	1,320

Acushnet Co.
7.375% due 10/15/2028		300	317

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		1,570	1,418

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		680	598

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		2,000	1,971

Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,316	1,232

Aker BP ASA
5.800% due 10/01/2054 (b)		4,000	3,944

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,373	1,373

Alcon Finance Corp.
3.800% due 09/23/2049		2,200	1,784

Altice France SA
3.375% due 01/15/2028	EUR	2,200	1,739

Amazon.com, Inc.
2.700% due 06/03/2060		$6,400	4,119
4.100% due 04/13/2062		1,200	1,037

American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,891	1,794
3.375% due 11/01/2028		2,750	2,614
3.575% due 07/15/2029		619	598
3.650% due 08/15/2030		2,584	2,471
4.000% due 01/15/2027		278	273

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amgen, Inc.
3.375% due 02/21/2050	$10,700	$8,159
4.563% due 06/15/2048	2,610	2,367
4.663% due 06/15/2051	5,053	4,631
4.875% due 03/01/2053	5,400	5,082
5.650% due 03/02/2053	6,000	6,316
5.750% due 03/02/2063	4,800	5,071

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030	600	555

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	10,000	10,045
4.900% due 02/01/2046	3,400	3,351

Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	4,100	3,798
4.950% due 01/15/2042	5,600	5,603

Apple, Inc.
4.850% due 05/10/2053 (l)	14,200	14,692

Aptiv PLC
4.150% due 05/01/2052	1,500	1,164

Ashtead Capital, Inc.
5.800% due 04/15/2034	1,600	1,673

Astrazeneca Finance LLC
5.000% due 02/26/2034	2,700	2,821

Bacardi Ltd.
5.300% due 05/15/2048	3,600	3,407

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	300	232

Bayer U.S. Finance LLC
4.375% due 12/15/2028	500	494
4.400% due 07/15/2044	6,000	4,921
4.625% due 06/25/2038	1,800	1,637
4.875% due 06/25/2048	3,400	2,949
6.875% due 11/21/2053	2,300	2,580

Becton Dickinson & Co.
5.110% due 02/08/2034	3,600	3,705

Berry Global, Inc.
1.570% due 01/15/2026	1,400	1,348
5.650% due 01/15/2034	2,000	2,055

Boeing Co.
3.625% due 02/01/2031	7,900	7,240
3.650% due 03/01/2047	800	560
5.705% due 05/01/2040	6,400	6,249
5.805% due 05/01/2050	11,600	11,214
5.930% due 05/01/2060	9,260	8,878
6.528% due 05/01/2034	2,000	2,147
6.858% due 05/01/2054	2,200	2,416

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	1,500	1,098

Boston Scientific Corp.
4.700% due 03/01/2049 (l)	1,516	1,445

BP Capital Markets America, Inc.
3.060% due 06/17/2041	800	622

Bristol-Myers Squibb Co.
3.700% due 03/15/2052	1,200	954
4.250% due 10/26/2049	630	554
5.650% due 02/22/2064	5,200	5,515

British Airways Pass-Through Trust
3.300% due 06/15/2034	2,858	2,683
4.125% due 03/20/2033	1,793	1,702

Broadcom, Inc.
2.600% due 02/15/2033	2,000	1,715
3.137% due 11/15/2035	1,728	1,478
3.187% due 11/15/2036	1,611	1,366
3.419% due 04/15/2033	7,649	6,952
3.469% due 04/15/2034	5,300	4,775
3.500% due 02/15/2041	5,300	4,362
4.150% due 11/15/2030	1,650	1,630
4.300% due 11/15/2032	3,500	3,439
4.926% due 05/15/2037	5,843	5,841

Burlington Northern Santa Fe LLC
5.200% due 04/15/2054	12,798	13,248

Cameron LNG LLC
3.701% due 01/15/2039	2,600	2,244

Canadian Pacific Railway Co.
3.100% due 12/02/2051	1,500	1,072

98	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 05/01/2050	$4,234	$3,299
6.125% due 09/15/2115	6,470	7,135

Carnival Corp.
7.000% due 08/15/2029	900	957

CDW LLC
3.569% due 12/01/2031	1,900	1,740
5.550% due 08/22/2034	1,000	1,024

Cellnex Finance Co. SA
3.875% due 07/07/2041	600	491

Centene Corp.
2.500% due 03/01/2031	1,700	1,463
4.625% due 12/15/2029	1,900	1,861

CF Industries, Inc.
5.150% due 03/15/2034	3,200	3,240
5.375% due 03/15/2044	1,800	1,773

Champion Path Holdings Ltd.
4.850% due 01/27/2028	2,100	1,967

Charter Communications Operating LLC
3.500% due 06/01/2041	2,500	1,757
3.700% due 04/01/2051	11,000	7,027
3.850% due 04/01/2061	9,600	5,893
3.900% due 06/01/2052	3,400	2,231
3.950% due 06/30/2062	1,700	1,051
4.400% due 12/01/2061	2,374	1,616
4.800% due 03/01/2050	4,900	3,754
5.375% due 05/01/2047	5,100	4,285

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,082
3.700% due 11/15/2029	6,500	6,252

Cheniere Energy Partners LP
3.250% due 01/31/2032	2,100	1,880
5.750% due 08/15/2034	2,900	3,023

Cheniere Energy, Inc.
5.650% due 04/15/2034	2,000	2,071

Children’s Hospital Corp.
4.115% due 01/01/2047	25	22

Choice Hotels International, Inc.
5.850% due 08/01/2034	800	825

Cigna Group
5.600% due 02/15/2054	1,500	1,550

Cleveland Clinic Foundation
4.858% due 01/01/2114	45	42

Comcast Corp.
2.937% due 11/01/2056	12,149	7,948
5.500% due 05/15/2064	3,800	3,932

Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	1,084
5.250% due 11/15/2048	3,500	3,497

Continental Resources, Inc.
5.750% due 01/15/2031	2,200	2,252

CRH America Finance, Inc.
4.500% due 04/04/2048	3,800	3,337

CSL Finanace PLC Co.
4.625% due 04/27/2042	900	850

CVS Health Corp.
4.780% due 03/25/2038	705	665
5.300% due 12/05/2043	6,700	6,461
5.625% due 02/21/2053	8,600	8,493
5.875% due 06/01/2053	3,200	3,259

CVS Pass-Through Trust
4.704% due 01/10/2036	1,217	1,141
7.507% due 01/10/2032	9,429	10,057
8.353% due 07/10/2031	203	222

Daimler Truck Finance North America LLC
2.500% due 12/14/2031	1,200	1,041

Dell International LLC
3.450% due 12/15/2051	2,385	1,750

Delta Air Lines, Inc.
2.900% due 10/28/2024	3,000	2,992
4.750% due 10/20/2028	2,600	2,598
7.375% due 01/15/2026	2,262	2,329

Diamondback Energy, Inc.
5.750% due 04/18/2054	4,100	4,134

Directv Financing LLC
8.875% due 02/01/2030	1,500	1,510

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DT Midstream, Inc.
4.300% due 04/15/2032	$2,900	$2,722

Ecopetrol SA
7.375% due 09/18/2043 (l)	3,750	3,459

Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,264
4.650% due 01/15/2043	1,435	1,350
5.100% due 01/15/2044	500	495
5.125% due 02/15/2053	8,100	7,954
5.650% due 06/15/2054	2,500	2,640

Eli Lilly & Co.
4.950% due 02/27/2063	5,100	5,106
5.200% due 08/14/2064	2,600	2,686

Embotelladora Andina SA
3.950% due 01/21/2050	800	624

Enbridge, Inc.
4.500% due 06/10/2044	271	240
5.950% due 04/05/2054	2,100	2,223
6.700% due 11/15/2053	4,400	5,098

Energy Transfer LP
5.000% due 05/15/2044	4,857	4,452
5.150% due 03/15/2045	11,100	10,350
5.300% due 04/01/2044	1,400	1,340
5.350% due 05/15/2045	2,465	2,350
5.950% due 05/15/2054	2,500	2,561
6.050% due 09/01/2054	4,100	4,250
6.125% due 12/15/2045	2,819	2,944
6.550% due 12/01/2033	2,600	2,872

Eni SpA
5.950% due 05/15/2054	2,747	2,831

Entergy Louisiana LLC
4.200% due 09/01/2048	5,000	4,298
4.200% due 04/01/2050	4,200	3,574

Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	5,186
4.850% due 03/15/2044	6,579	6,274
4.950% due 10/15/2054	830	791
5.550% due 02/16/2055	6,700	6,926
8.343% (TSFR3M + 3.248%) due 08/16/2077 ~	1,450	1,453

EQM Midstream Partners LP
6.500% due 07/15/2048	1,600	1,656

EQT Corp.
5.750% due 02/01/2034	1,600	1,645

Essent Group Ltd.
6.250% due 07/01/2029	1,000	1,044

Ferguson Finance PLC
3.250% due 06/02/2030	700	653

Fiserv, Inc.
4.400% due 07/01/2049	1,355	1,199

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	7,300	6,401

Flex Ltd.
4.875% due 06/15/2029	2,000	2,002

Ford Foundation
2.815% due 06/01/2070	1,265	807

Fox Corp.
5.576% due 01/25/2049	700	690

GATX Corp.
4.500% due 03/30/2045	1,038	907

Global Payments, Inc.
3.200% due 08/15/2029	1,200	1,125
4.150% due 08/15/2049	1,700	1,372
5.950% due 08/15/2052	300	310

Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042	3,200	3,317
6.510% due 02/23/2042	1,900	2,046

Haleon U.S. Capital LLC
4.000% due 03/24/2052	1,000	852

HCA, Inc.
3.500% due 07/15/2051	4,900	3,533
4.125% due 06/15/2029	700	689
4.375% due 03/15/2042	2,040	1,789
4.625% due 03/15/2052	3,100	2,693
5.125% due 06/15/2039	2,400	2,369

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 06/15/2049	$2,600	$2,470
5.875% due 02/01/2029	700	734
5.900% due 06/01/2053	800	835
5.950% due 09/15/2054	1,400	1,472

HEICO Corp.
5.350% due 08/01/2033	1,600	1,664

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052	1,100	908

Holcim Finance U.S. LLC
4.750% due 09/22/2046	1,421	1,292

Howard Midstream Energy Partners LLC
8.875% due 07/15/2028	1,600	1,698

Humana, Inc.
4.800% due 03/15/2047	1,600	1,447
5.500% due 03/15/2053	1,900	1,878
5.750% due 04/15/2054	1,500	1,536
5.875% due 03/01/2033	630	669

Hyatt Hotels Corp.
4.375% due 09/15/2028	800	797

Icon Investments Six DAC
6.000% due 05/08/2034	600	639

Imperial Brands Finance PLC
6.125% due 07/27/2027	2,600	2,705

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	1,700	1,349

Intel Corp.
3.200% due 08/12/2061	5,000	3,067
5.700% due 02/10/2053	7,000	6,901

IRB Infrastructure Developers, Inc.
7.110% due 03/11/2032	1,600	1,667

JetBlue Airways Corp.
9.875% due 09/20/2031	1,300	1,371

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,110	996

Johnson Controls, Inc.
4.950% due 07/02/2064	20	19

Kaiser Foundation Hospitals
4.150% due 05/01/2047	520	468

Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,052
7.420% due 02/15/2037	2,980	3,452
8.050% due 10/15/2030	3,825	4,509

Kinetik Holdings LP
6.625% due 12/15/2028	700	727

Kraft Heinz Foods Co.
4.875% due 10/01/2049	700	660

L3Harris Technologies, Inc.
5.500% due 08/15/2054	2,000	2,087

Laboratory Corp. of America Holdings
4.800% due 10/01/2034	1,900	1,879

Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,360
3.500% due 08/18/2026	6,800	6,661
3.900% due 08/08/2029	5,800	5,532
6.200% due 08/15/2034	4,500	4,715

Leidos, Inc.
4.375% due 05/15/2030	250	246

Lenovo Group Ltd.
3.421% due 11/02/2030	1,600	1,490

Lockheed Martin Corp.
4.300% due 06/15/2062	5,000	4,422
5.200% due 02/15/2055	6,000	6,226
5.700% due 11/15/2054	600	670

Marathon Petroleum Corp.
6.500% due 03/01/2041	1,800	1,961

Marriott International, Inc.
5.000% due 10/15/2027	8,800	8,982

Marvell Technology, Inc.
2.950% due 04/15/2031	4,000	3,615

Masco Corp.
4.500% due 05/15/2047	2,200	1,946

Melco Resorts Finance Ltd.
5.375% due 12/04/2029	400	375

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	99

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Memorial Sloan-Kettering Cancer Center
4.125% due 07/01/2052	$40	$36

Meta Platforms, Inc.
5.400% due 08/15/2054	9,100	9,541
5.550% due 08/15/2064	1,000	1,069

MGM China Holdings Ltd.
4.750% due 02/01/2027	4,600	4,475
5.250% due 06/18/2025	300	299

MGM Resorts International
6.500% due 04/15/2032	2,000	2,039

Micron Technology, Inc.
3.477% due 11/01/2051	7,300	5,351

Microsoft Corp.
2.500% due 09/15/2050	6,900	4,681

Moody’s Corp.
3.100% due 11/29/2061	4,000	2,654

MPLX LP
4.900% due 04/15/2058	1,900	1,674
4.950% due 03/14/2052	700	629
5.200% due 03/01/2047	900	854

Netflix, Inc.
4.875% due 04/15/2028	1,700	1,742
5.375% due 11/15/2029	700	737

New York & Presbyterian Hospital
4.063% due 08/01/2056	45	39

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028	800	789

Newmont Corp.
5.750% due 11/15/2041	3,225	3,433

Norfolk Southern Corp.
3.155% due 05/15/2055	3,600	2,498
4.550% due 06/01/2053	1,300	1,182
5.950% due 03/15/2064	1,500	1,664

Northern Natural Gas Co.
4.300% due 01/15/2049	5,000	4,281

Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	1,995
4.260% due 11/01/2047	30	26

NVR, Inc.
3.000% due 05/15/2030	3,600	3,336

NXP BV
3.400% due 05/01/2030	1,000	945
4.300% due 06/18/2029	4,000	3,981
5.550% due 12/01/2028	600	623

Occidental Petroleum Corp.
6.600% due 03/15/2046	900	969
6.625% due 09/01/2030	1,800	1,943

Olympus Water U.S. Holding Corp.
7.250% due 06/15/2031	1,000	1,042

ONEOK Partners LP
6.125% due 02/01/2041	7,125	7,470

Oracle Corp.
3.650% due 03/25/2041	5,700	4,715
3.850% due 04/01/2060	6,615	4,985
3.950% due 03/25/2051	15,900	12,806
4.100% due 03/25/2061	6,400	5,039
5.500% due 09/27/2064	6,000	5,982

Owens Corning
4.300% due 07/15/2047	1,618	1,370
4.400% due 01/30/2048	700	596

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	6,600	6,456

Philip Morris International, Inc.
3.875% due 08/21/2042	2,600	2,203

Pioneer Natural Resources Co.
7.200% due 01/15/2028	10,000	10,901

Prosus NV
3.680% due 01/21/2030	1,000	943
3.832% due 02/08/2051	2,700	1,902
4.987% due 01/19/2052	400	338

Quanta Services, Inc.
3.050% due 10/01/2041	4,000	3,047

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	900	778

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reliance Industries Ltd.
3.625% due 01/12/2052		$500	$380
3.750% due 01/12/2062		2,900	2,173

Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	5,013
4.550% due 03/15/2052		1,800	1,560

Rolls-Royce PLC
5.750% due 10/15/2027	GBP	100	137

Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		$2,000	2,027
5.625% due 09/30/2031		1,200	1,216
6.000% due 02/01/2033		2,000	2,052

Royalty Pharma PLC
3.550% due 09/02/2050		4,300	3,118

RTX Corp.
4.050% due 05/04/2047		2,705	2,301
4.350% due 04/15/2047		700	622
4.450% due 11/16/2038		800	763
6.100% due 03/15/2034		5,000	5,522
6.400% due 03/15/2054		1,600	1,890

S&P Global, Inc.
3.250% due 12/01/2049		3,000	2,282

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		800	796
4.500% due 05/15/2030		7,200	7,183

Santos Finance Ltd.
3.649% due 04/29/2031		4,500	4,092
6.875% due 09/19/2033		2,500	2,752

Saudi Arabian Oil Co.
3.500% due 11/24/2070		5,000	3,352
5.875% due 07/17/2064		1,200	1,216

Seadrill Finance Ltd.
8.375% due 08/01/2030		400	418

Southern Co.
3.750% due 09/15/2051 •		5,000	4,848
4.250% due 07/01/2036		3,640	3,456

Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,589

Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,461

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		8,800	8,416
9.375% due 11/30/2029		2,000	2,172

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		863	809

Stryker Corp.
2.900% due 06/15/2050		3,400	2,398
4.625% due 09/11/2034		2,100	2,110
4.625% due 03/15/2046		2,200	2,080
4.850% due 12/08/2028		400	411

Studio City Co. Ltd.
7.000% due 02/15/2027		3,000	3,036

Sutter Health
3.161% due 08/15/2040		350	282
3.361% due 08/15/2050		400	305

T-Mobile USA, Inc.
2.700% due 03/15/2032		1,100	971
3.300% due 02/15/2051		4,700	3,415
3.400% due 10/15/2052		10,900	7,985
3.500% due 04/15/2031		200	188
3.600% due 11/15/2060		11,300	8,222
3.875% due 04/15/2030		6,695	6,512
5.650% due 01/15/2053		4,200	4,420

Targa Resources Corp.
4.950% due 04/15/2052		500	450
5.500% due 02/15/2035		1,500	1,545

TD SYNNEX Corp.
2.650% due 08/09/2031		1,500	1,286

Telefonica Emisiones SA
4.895% due 03/06/2048		3,500	3,184

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	3,206
8.375% due 06/15/2032		1,275	1,518

Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	4,400	3,567

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Time Warner Cable LLC
4.500% due 09/15/2042		$820	$629
5.250% due 07/15/2042	GBP	800	875
5.500% due 09/01/2041		$6,225	5,400
5.875% due 11/15/2040		4,520	4,101
6.750% due 06/15/2039		4,984	4,994
7.300% due 07/01/2038		6,900	7,252

TopBuild Corp.
4.125% due 02/15/2032		1,600	1,475

TotalEnergies Capital SA
5.275% due 09/10/2054		5,000	5,011
5.488% due 04/05/2054		700	724
5.638% due 04/05/2064		1,500	1,565

TransCanada PipeLines Ltd.
4.875% due 05/15/2048		4,400	4,121

Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,440	3,902

Trimble, Inc.
6.100% due 03/15/2033		800	864

Trustees of the University of Pennsylvania
4.674% due 09/01/2112		700	661

UKG, Inc.
6.875% due 02/01/2031		1,000	1,034

Unigel Luxembourg SA
8.750% due 10/01/2026 ^(d)		2,200	553

United Airlines Pass-Through Trust
2.700% due 11/01/2033		5,494	4,917
3.100% due 01/07/2030		378	359
3.450% due 01/07/2030		3,090	2,880
4.000% due 10/11/2027		407	401
4.150% due 02/25/2033		1,702	1,637
4.300% due 02/15/2027		35	34
4.550% due 02/25/2033		3,003	2,796
5.450% due 08/15/2038		1,000	1,045
5.875% due 04/15/2029		1,811	1,850

UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	137
3.875% due 08/15/2059		7,100	5,668
5.050% due 04/15/2053		16,900	16,797
5.200% due 04/15/2063		8,800	8,815
6.050% due 02/15/2063		300	340

University of Southern California
5.250% due 10/01/2111		40	42

UPMC
5.035% due 05/15/2033		1,100	1,124

Vale Overseas Ltd.
6.400% due 06/28/2054		3,500	3,690
6.875% due 11/10/2039		756	844

Var Energi ASA
8.000% due 11/15/2032		1,200	1,393

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,400	2,270
3.875% due 11/01/2033		5,500	4,937
4.125% due 08/15/2031		1,200	1,117

Venture Global LNG, Inc.
7.000% due 01/15/2030		8,300	8,486
8.375% due 06/01/2031		200	211
9.875% due 02/01/2032		1,000	1,112

Virgin Australia Holdings Pty. Ltd.
8.125% due 11/15/2024 ^(d)		746	6

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	2,100	2,488

VMware, Inc.
2.200% due 08/15/2031		$5,900	5,069
3.900% due 08/21/2027		400	396
4.700% due 05/15/2030		2,100	2,117

Warnermedia Holdings, Inc.
5.141% due 03/15/2052		5,300	4,091
5.391% due 03/15/2062		11,000	8,435

Waste Connections, Inc.
4.200% due 01/15/2033		4,200	4,085

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		800	559

Western Midstream Operating LP
5.300% due 03/01/2048		2,900	2,636

100	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Williams Cos., Inc.
3.500% due 10/15/2051		$3,500	$2,545
5.800% due 11/15/2054		2,400	2,483

Woodside Finance Ltd.
3.650% due 03/05/2025		100	99
3.700% due 09/15/2026		1,300	1,278
3.700% due 03/15/2028		1,126	1,091
5.700% due 09/12/2054		6,000	5,973

Workday, Inc.
3.800% due 04/01/2032		4,500	4,273

Wynn Macau Ltd.
5.625% due 08/26/2028		3,450	3,352

Wynn Resorts Finance LLC
6.250% due 03/15/2033		4,100	4,156

Yara International ASA
4.750% due 06/01/2028		1,100	1,098

Yellowstone Energy LP
5.750% due 12/31/2026 «		549	544

Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	194
4.450% due 08/15/2045		2,397	2,141
5.200% due 09/15/2034		2,600	2,649

			1,085,814

UTILITIES 16.9%

AEP Texas, Inc.
4.150% due 05/01/2049		1,600	1,321

AES Corp.
7.600% due 01/15/2055 •		3,475	3,657

Alabama Power Co.
3.450% due 10/01/2049		2,100	1,618

Ameren Illinois Co.
3.250% due 03/15/2050		1,000	737

American Water Capital Corp.
5.450% due 03/01/2054		3,400	3,575

Anglian Water Services Financing PLC
6.000% due 06/20/2039	GBP	400	537

Appalachian Power Co.
4.500% due 08/01/2032		$3,100	3,060

Arizona Public Service Co.
3.350% due 05/15/2050		1,500	1,098
3.500% due 12/01/2049		1,400	1,036
4.500% due 04/01/2042		700	634

AT&T, Inc.
3.500% due 09/15/2053		6,630	4,875
3.550% due 09/15/2055		15,089	11,046
3.650% due 06/01/2051		8,300	6,370
3.650% due 09/15/2059		38,008	27,600
3.800% due 12/01/2057		30,117	22,821

Baltimore Gas & Electric Co.
3.200% due 09/15/2049		4,000	2,888

Berkshire Hathaway Energy Co.
4.600% due 05/01/2053		1,000	903

Black Hills Corp.
6.000% due 01/15/2035		2,050	2,184

Brooklyn Union Gas Co.
4.487% due 03/04/2049		1,200	1,017

CenterPoint Energy Houston Electric LLC
3.350% due 04/01/2051		2,500	1,862

Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043		1,500	1,676
6.544% due 11/15/2053		2,000	2,254
6.714% due 08/15/2063		1,200	1,373

Comision Federal de Electricidad
5.750% due 02/14/2042		55	52

Commonwealth Edison Co.
4.000% due 03/01/2048		700	593

Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061		9,880	7,401
3.700% due 11/15/2059		1,700	1,302
4.500% due 05/15/2058		5,800	5,116
4.650% due 12/01/2048		6,900	6,389

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Constellation Energy Generation LLC
5.600% due 06/15/2042	$2,195	$2,273
5.750% due 03/15/2054	2,000	2,118
5.800% due 03/01/2033	3,800	4,079

Consumers Energy Co.
4.050% due 05/15/2048	2,500	2,173
4.200% due 09/01/2052	3,100	2,732

Dominion Energy, Inc.
2.250% due 08/15/2031	2,700	2,337

DTE Electric Co.
4.050% due 05/15/2048	1,600	1,388
5.400% due 04/01/2053	3,000	3,155

Duke Energy Carolinas LLC
3.950% due 03/15/2048	6,000	5,004
5.350% due 01/15/2053	6,800	7,027
5.400% due 01/15/2054	12,500	13,025

Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,498
3.500% due 06/15/2051	11,400	8,432
3.950% due 08/15/2047	2,300	1,871

Duke Energy Ohio, Inc.
5.650% due 04/01/2053	1,300	1,378

Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	751
3.600% due 09/15/2047	900	710

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	700	617

E.ON International Finance BV
6.650% due 04/30/2038	600	680

Edison International
5.750% due 06/15/2027	1,400	1,445

Electricite de France SA
4.875% due 09/21/2038	900	865
4.950% due 10/13/2045	2,150	2,033
6.000% due 04/22/2064	5,400	5,488
6.900% due 05/23/2053	1,400	1,629
9.125% due 03/15/2033 •(i)	2,000	2,282

Emera U.S. Finance LP
4.750% due 06/15/2046	2,100	1,872

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027	1,825	1,781

Enel Finance America LLC
2.875% due 07/12/2041	9,750	7,029

Enel Finance International NV
4.750% due 05/25/2047	3,000	2,793
5.000% due 06/15/2032	2,000	2,024
5.500% due 06/26/2034	3,400	3,535

Entergy Corp.
3.750% due 06/15/2050 (l)	4,000	3,063
7.125% due 12/01/2054 •	1,000	1,039

Entergy Texas, Inc.
5.550% due 09/15/2054	2,000	2,075

Exelon Corp.
5.625% due 06/15/2035	200	212

FirstEnergy Transmission LLC
5.450% due 07/15/2044	6,330	6,412

Florida Power & Light Co.
4.550% due 10/01/2044	4,000	3,684

FORESEA Holding SA
7.500% due 06/15/2030	659	632

Georgia Power Co.
4.750% due 09/01/2040	1,000	974

Indiana Michigan Power Co.
4.550% due 03/15/2046	400	362

Interstate Power & Light Co.
5.450% due 09/30/2054	2,600	2,691

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	1,600	1,548

ITC Holdings Corp.
5.400% due 06/01/2033	2,300	2,383

Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	278

Kentucky Utilities Co.
4.375% due 10/01/2045	2,300	2,055

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KeySpan Gas East Corp.
3.586% due 01/18/2052	$3,000	$2,188

Liberty Utilities Co.
5.869% due 01/31/2034	2,000	2,097

Massachusetts Electric Co.
5.867% due 02/26/2054	500	539

MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,878
4.250% due 05/01/2046	3,450	3,050
4.250% due 07/15/2049	14,325	12,678
5.850% due 09/15/2054	2,100	2,341

Mississippi Power Co.
4.250% due 03/15/2042	1,700	1,508

Monongahela Power Co.
5.400% due 12/15/2043	4,224	4,235

Nevada Power Co.
3.125% due 08/01/2050	5,300	3,681

New England Power Co.
3.800% due 12/05/2047	6,300	5,059

New York State Electric & Gas Corp.
3.300% due 09/15/2049	500	355

NGPL PipeCo LLC
7.768% due 12/15/2037	800	948

Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	2,176
5.664% due 01/17/2054	1,200	1,246
5.783% due 09/16/2052	1,050	1,095

NiSource, Inc.
3.950% due 03/30/2048	1,245	1,022
4.375% due 05/15/2047	1,800	1,581
5.800% due 02/01/2042	300	310

Northern States Power Co.
5.100% due 05/15/2053	11,600	11,723
5.650% due 06/15/2054	400	434

NSTAR Electric Co.
4.950% due 09/15/2052	1,300	1,270

Oglethorpe Power Corp.
4.500% due 04/01/2047	1,000	878
5.800% due 06/01/2054	2,200	2,316
6.200% due 12/01/2053	2,700	2,958

Ohio Power Co.
2.900% due 10/01/2051	2,700	1,777

ONEOK, Inc.
5.200% due 07/15/2048	9,862	9,218
5.850% due 11/01/2064	17,000	16,889
6.625% due 09/01/2053	4,700	5,219

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,104
3.250% due 06/01/2031	1,500	1,366
3.300% due 08/01/2040	2,700	2,098
3.500% due 08/01/2050	7,850	5,690
3.750% due 07/01/2028	2,400	2,337
3.950% due 12/01/2047	4,800	3,784
4.300% due 03/15/2045	1,600	1,340
4.500% due 07/01/2040	4,200	3,792
4.500% due 12/15/2041	2,900	2,494
4.550% due 07/01/2030	5,700	5,658
4.650% due 08/01/2028	1,300	1,306
4.750% due 02/15/2044	1,200	1,072
4.950% due 07/01/2050	4,200	3,822
5.250% due 03/01/2052	2,700	2,562
6.700% due 04/01/2053	5,300	6,074

PacifiCorp
4.150% due 02/15/2050	200	166
5.350% due 12/01/2053	8,000	7,924
5.450% due 02/15/2034	6,500	6,758
5.800% due 01/15/2055	5,000	5,251

PECO Energy Co.
4.375% due 08/15/2052	5,700	5,136

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	4,000	3,094

PG&E Corp.
7.375% due 03/15/2055 •	2,500	2,628

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	101

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		$2,900	$2,101
3.640% due 11/01/2046		1,000	771
5.400% due 06/15/2033		700	733

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~		4,900	4,912

Public Service Electric & Gas Co.
4.850% due 08/01/2034		5,000	5,114

Puget Energy, Inc.
4.100% due 06/15/2030		500	482

Puget Sound Energy, Inc.
4.223% due 06/15/2048		2,700	2,311

San Diego Gas & Electric Co.
3.700% due 03/15/2052		2,200	1,720
3.750% due 06/01/2047		1,895	1,545
4.100% due 06/15/2049		1,578	1,337
4.150% due 05/15/2048		2,795	2,406

Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044		5,100	5,248

Sempra
4.000% due 02/01/2048		925	751
5.500% due 08/01/2033		1,300	1,364
6.000% due 10/15/2039		3,635	3,883

Southern California Edison Co.
2.950% due 02/01/2051		900	617
3.600% due 02/01/2045		1,400	1,105
3.900% due 12/01/2041		3,800	3,214
3.900% due 03/15/2043		8,500	7,121
4.000% due 04/01/2047		8,938	7,478
4.050% due 03/15/2042		2,000	1,729
4.125% due 03/01/2048		700	592
4.650% due 10/01/2043		2,300	2,148
4.875% due 03/01/2049		1,000	950
5.450% due 06/01/2052		3,100	3,171
5.625% due 02/01/2036		2,879	3,047
5.950% due 02/01/2038		1,500	1,645
6.050% due 03/15/2039		4,500	4,931

Southern California Gas Co.
3.750% due 09/15/2042		1,600	1,336
3.950% due 02/15/2050		3,500	2,863
5.125% due 11/15/2040		300	304
5.200% due 06/01/2033 (l)		6,400	6,663

Southern Power Co.
5.250% due 07/15/2043		500	499

Southwest Gas Corp.
4.050% due 03/15/2032		1,580	1,504

Southwestern Electric Power Co.
3.250% due 11/01/2051		6,760	4,686
6.200% due 03/15/2040		8,200	8,998

Southwestern Public Service Co.
3.750% due 06/15/2049		1,600	1,258
6.000% due 06/01/2054		5,850	6,407

SW Finance I PLC
7.000% due 04/16/2040	GBP	2,300	2,656

Tampa Electric Co.
5.000% due 07/15/2052		$3,900	3,798

Targa Resources Partners LP
4.000% due 01/15/2032		4,575	4,309

Tucson Electric Power Co.
5.500% due 04/15/2053		2,100	2,154

Union Electric Co.
5.125% due 03/15/2055 (b)		1,800	1,798
5.250% due 01/15/2054		5,000	5,077
5.450% due 03/15/2053		2,800	2,934

Verizon Communications, Inc.
2.850% due 09/03/2041		6,750	5,080
2.875% due 11/20/2050		3,000	2,037
2.987% due 10/30/2056		3,887	2,552
3.000% due 11/20/2060		21,700	14,020

Virginia Electric & Power Co.
2.450% due 12/15/2050		1,850	1,146
2.950% due 11/15/2051		9,900	6,750
3.800% due 09/15/2047		300	244
5.350% due 01/15/2054		3,000	3,072

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vistra Operations Co. LLC
4.300% due 07/15/2029	$2,000	$1,961

Vodafone Group PLC
5.125% due 06/04/2081 •	3,900	3,220
5.875% due 06/28/2064	6,600	6,813

Washington Gas Light Co.
3.650% due 09/15/2049	900	704

		601,821

Total Corporate Bonds & Notes (Cost $2,789,390)		2,574,341

MUNICIPAL BONDS & NOTES 1.6%

CALIFORNIA 0.2%

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	2,598

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	3,030

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	781

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	440	412

University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	835	770

		7,591

GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	9,548	10,938

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	305	312

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	1,870	2,032

		2,344

INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	925

OHIO 0.3%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	4,635	5,121

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	6,299
8.084% due 02/15/2050	1,000	1,366

		12,786

PENNSYLVANIA 0.4%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,899

TEXAS 0.3%

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	4,615

Texas Natural Gas Securitization Finance Corp. Series 2023
5.169% due 04/01/2041	5,400	5,694

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of Texas System Revenue Bonds, Series 2017
3.354% due 08/15/2047	$45	$36

		10,345

WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	975	1,071

Total Municipal Bonds & Notes (Cost $55,689)		58,899

U.S. GOVERNMENT AGENCIES 14.9%

Ginnie Mae, TBA
4.000% due 11/01/2054	65,300	63,184

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	16,920	15,188
4.000% due 11/01/2054	97,390	93,617
4.500% due 11/01/2054	2,800	2,754
5.000% due 11/01/2054	29,500	29,487
5.500% due 11/01/2054	240,000	242,798
6.000% due 11/01/2054	73,200	74,815
6.500% due 11/01/2054	6,800	7,008

Total U.S. Government Agencies (Cost $530,088)		528,851

U.S. TREASURY OBLIGATIONS 27.2%

U.S. Treasury Bonds
2.000% due 11/15/2041 (l)(n)	142,400	104,756
2.500% due 02/15/2045 (n)	38,400	29,361
2.750% due 08/15/2047 (n)(p)	25,300	19,753
2.750% due 11/15/2047	5,200	4,050
2.875% due 05/15/2052 (n)(p)	9,200	7,208
3.000% due 05/15/2047	32,300	26,437
3.000% due 08/15/2048 (l)(n)	160,500	130,212
3.125% due 08/15/2044 (n)(p)	8,200	6,995
3.625% due 02/15/2053 (n)	15,400	14,007
3.875% due 05/15/2043 (l)(n)(p)	113,142	108,966
4.000% due 11/15/2042 (n)(p)	92,900	91,449
4.125% due 08/15/2053 (p)	215	214
4.250% due 02/15/2054 (l)	55,700	56,779
4.375% due 08/15/2043 (l)(n)	56,300	57,909
4.500% due 02/15/2044	13,130	13,704
4.625% due 05/15/2054 (l)	111,700	121,186
4.750% due 11/15/2053 (l)	101,220	111,836

U.S. Treasury Inflation Protected Securities (h)
0.125% due 02/15/2052	11,299	7,038
0.875% due 02/15/2047	1,401	1,126
1.500% due 02/15/2053	20,210	18,291
2.125% due 04/15/2029 (l)	35,581	36,579

U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	1,500	706

Total U.S. Treasury Obligations (Cost $1,036,350)		968,562

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%

Banc of America Funding Trust
5.500% due 01/25/2036	21	21
5.750% due 03/25/2036	58	48

Bear Stearns Adjustable Rate Mortgage Trust
6.055% due 11/25/2034 ~	300	276

Bear Stearns ALT-A Trust
6.598% due 11/25/2034 ~	17	16

BX Trust
6.109% due 02/15/2039 •	2,278	2,266
6.111% due 10/15/2036 •	5,000	4,975

Chase Mortgage Finance Trust
5.120% due 12/25/2037 ~	127	111

Citigroup Commercial Mortgage Trust
3.251% due 05/10/2035	1,274	1,242

COLT Mortgage Loan Trust
6.790% due 12/25/2067 þ	1,936	1,959

102	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commercial Mortgage Trust
3.178% due 02/10/2035	$3,100	$2,918

Countrywide Alternative Loan Trust
5.629% due 09/25/2035 •	167	127

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.249% due 07/25/2047 •	119	114

GSMPS Mortgage Loan Trust
5.319% due 03/25/2035 •	528	483

IndyMac INDX Mortgage Loan Trust
5.569% due 07/25/2035 •	229	185

JP Morgan Mortgage Trust
5.714% due 11/25/2033 ~	5	5

Merrill Lynch Mortgage Investors Trust
6.263% due 05/25/2033 ~	3	3

NAAC Reperforming Loan REMIC Trust
5.419% due 02/25/2035 •	734	585

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	4,701	4,505

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.039% due 02/25/2035 •	214	211

OPEN Trust
8.186% due 10/15/2028 •	886	897

Residential Accredit Loans, Inc. Trust
4.796% due 02/25/2035 ~	371	328

Residential Funding Mortgage Securities, Inc. Trust
5.239% due 02/25/2036 ~	152	143

Sequoia Mortgage Trust
6.248% due 05/20/2034 •	265	252

Structured Adjustable Rate Mortgage Loan Trust
5.859% due 03/25/2034 ~	5	5

Towd Point Mortgage Trust
5.969% due 05/25/2058 •	207	214

WaMu Mortgage Pass-Through Certificates Trust
2.835% due 11/25/2041 ~	123	111
5.849% due 07/25/2044 •	114	109

Total Non-Agency Mortgage-Backed Securities (Cost $22,080)		22,109

ASSET-BACKED SECURITIES 1.3%

ACE Securities Corp. Home Equity Loan Trust
5.764% due 01/25/2035 •	641	606

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	1,207	1,032

Allegro CLO Ltd.
6.529% due 01/19/2033 •	1,000	1,001

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.839% due 07/25/2034 •	63	62

Barings Loan Partners CLO Ltd.
6.802% due 07/20/2033 •	1,500	1,503

Bayview Financial Acquisition Trust
6.601% due 05/28/2037 þ	1	1

Bear Stearns Asset-Backed Securities Trust
5.709% due 01/25/2034 •	3	3

BPCRE Ltd.
7.414% due 01/16/2037 •	1,181	1,180

Carlyle U.S. CLO Ltd.
6.451% due 10/15/2031 •	3,445	3,447

Cedar Funding CLO Ltd.
6.374% due 05/29/2032 •	3,100	3,105

Dryden Senior Loan Fund
6.429% due 10/19/2029 •	2,651	2,656

ECAF Ltd.
4.947% due 06/15/2040	1,837	1,240

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	529	489

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	1,755	1,624

LCM LP
6.564% due 04/20/2031 •	615	616

MAPS Ltd.
4.212% due 05/15/2043	275	271

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marathon CLO Ltd.
6.662% due 01/20/2033 •		$3,100	$3,102

METAL LLC
4.581% due 10/15/2042		1,667	1,097

MF1 LLC
6.702% due 03/19/2039 •		1,000	1,001

MF1 Ltd.
6.315% due 02/19/2037 •		2,906	2,895

Neuberger Berman Loan Advisers CLO Ltd.
6.584% due 04/20/2031 •		3,366	3,369

Octagon Investment Partners Ltd.
6.432% due 10/20/2030 •		2,544	2,546

OZLM Ltd.
6.594% due 04/20/2031 •		3,293	3,295

RAAC Trust
5.729% due 10/25/2046 •		59	58

RBSSP Resecuritization Trust
5.583% due 11/26/2036 •		121	120

Ready Capital Mortgage Financing LLC
7.229% due 10/25/2039 •		2,875	2,886

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		543	518

Saxon Asset Securities Trust
2.091% due 03/25/2035 •		88	79

Start Ltd.
4.089% due 03/15/2044		524	507

Venture CLO Ltd.
6.823% due 01/15/2032 •		986	987

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		3,200	3,127

Wind River CLO Ltd.
6.591% due 07/18/2031 •		450	450

Total Asset-Backed Securities (Cost $46,147)			44,873

SOVEREIGN ISSUES 2.2%

Argentina Government International Bond
1.000% due 07/09/2029		253	165
3.500% due 07/09/2041 þ		16,048	7,350
4.125% due 07/09/2046 þ		172	87

Australia Government International Bond
1.000% due 11/21/2031	AUD	7,750	4,419

Brazil Government International Bond
7.125% due 05/13/2054		$2,500	2,593

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		3,000	3,152

Chile Government International Bond
4.000% due 01/31/2052		600	497
5.330% due 01/05/2054		33	34

Colombia Government International Bond
7.500% due 02/02/2034		2,600	2,704

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	1,800
3.875% due 04/16/2050		3,400	2,860

Israel Government International Bond
5.500% due 03/12/2034		9,300	9,368

Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	164,943	7,313
3.000% due 12/03/2026 (h)		61,854	2,963
4.000% due 11/30/2028 (h)		65,977	3,238
4.000% due 08/24/2034 (h)		40,988	1,939

Panama Government International Bond
4.500% due 05/15/2047		$35	27

Peru Government International Bond
6.900% due 08/12/2037	PEN	3,900	1,085

Philippines Government International Bond
5.500% due 01/17/2048		$400	427

Qatar Government International Bond
4.817% due 03/14/2049		1,000	989

Romania Government International Bond
1.750% due 07/13/2030	EUR	1,100	1,045
2.875% due 04/13/2042		1,100	829
3.750% due 02/07/2034		400	394

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 02/22/2036	EUR	1,000	$1,107
5.625% due 05/30/2037		6,000	6,603

Saudi Government International Bond
3.450% due 02/02/2061		$12,000	8,198
5.750% due 01/16/2054		6,300	6,450

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		26	11
0.000% due 02/01/2034 þ(g)		97	33
0.000% due 02/01/2035 þ(g)		82	36
0.000% due 02/01/2036 þ(g)		68	30
1.750% due 02/01/2034 þ		95	42
1.750% due 02/01/2035 þ		166	72
1.750% due 02/01/2036 þ		213	92

Total Sovereign Issues (Cost $87,275)			77,952

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Forsea Holding SA «		63,984	1,578

Westmoreland Mining Holdings «(e)(k)		32,131	28

Westmoreland Mining LLC «(e)(k)		32,414	138

Total Common Stocks (Cost $2,431)			1,744

PREFERRED SECURITIES 3.3%

BANKING & FINANCE 3.1%

American AgCredit Corp.
5.250% due 06/15/2026 •(i)		11,000,000	10,779

Banco Santander SA
8.000% due 02/01/2034 •(i)(j)		3,600,000	3,829

Capital Farm Credit ACA
5.000% due 03/15/2026 •(i)		6,400,000	6,242

Charles Schwab Corp.
4.000% due 12/01/2030 •(i)		9,000,000	8,064
5.000% due 12/01/2027 •(i)		2,000,000	1,917

Citigroup, Inc.
4.700% due 01/30/2025 •(i)		4,800,000	4,779
7.000% due 08/15/2034 •(i)		3,500,000	3,752
7.125% due 08/15/2029 •(i)		1,200,000	1,252
7.200% due 05/15/2029 •(i)		3,200,000	3,390

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(i)		1,100,000	1,040

CoBank ACB
4.250% due 01/01/2027 •(i)		3,500,000	3,351
6.250% due 10/01/2026 •(i)		3,700,000	3,724

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(i)		4,500,000	4,307

Discover Financial Services
5.500% due 10/30/2027 •(i)		1,500,000	1,440
6.125% due 06/23/2025 •(i)		3,100,000	3,109

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(i)		4,400,000	4,179
6.125% due 11/10/2034 •(i)		3,600,000	3,623
7.500% due 02/10/2029 •(i)		2,200,000	2,365
7.500% due 05/10/2029 •(i)		3,000,000	3,189

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(i)		4,000,000	3,883
4.000% due 04/01/2025 •(i)		5,800,000	5,741
4.200% due 09/01/2026 (i)		75,000	1,586
4.625% due 06/01/2026 (i)		111,000	2,542
6.875% due 06/01/2029 •(i)		4,400,000	4,721

Nationwide Building Society
10.250% ~		2,785	493

State Street Corp.
6.700% due 03/15/2029 •(i)		5,200,000	5,402

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(i)		1,822,950	2,315

Synchrony Financial
8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(i)		80,000	2,050

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	103

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Wells Fargo & Co.
4.750% due 03/15/2025 (i)	98,700	$2,141
6.850% due 09/15/2029 •(i)	3,700,000	3,867
7.625% due 09/15/2028 •(i)	1,900,000	2,079

		111,151

INDUSTRIALS 0.1%

Energy Transfer LP
6.500% due 11/15/2026 •(i)	1,700,000	1,702

UTILITIES 0.1%

Edison International
5.000% due 12/15/2026 •(i)	1,900,000	1,862

Sempra Energy
4.875% due 10/15/2025 •(i)	3,000,000	2,978

		4,840

Total Preferred Securities (Cost $118,716)		117,693

Total Investments in Securities (Cost $4,716,989)		4,422,017

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.0%

SHORT-TERM INSTRUMENTS 1.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%

PIMCO Short-Term Floating NAV Portfolio III	3,688,027	$35,910

Total Short-Term Instruments (Cost $35,905)		35,910

Total Investments in Affiliates (Cost $35,905)		35,910

Total Investments 125.3% (Cost $4,752,894)		$4,457,927

Financial Derivative Instruments (m)(o) (0.0)% (Cost or Premiums, net $53,843)		(370)

Other Assets and Liabilities, net (25.3)%		(900,602)

Net Assets 100.0%		$3,556,955

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	$10,026	$7,641	0.21%
Westmoreland Mining Holdings	12/08/2014	936	28	0.00
Westmoreland Mining LLC	06/30/2023	215	138	0.00

		$11,177	$7,807	0.21%

104	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BRC	4.250%	09/20/2024	TBD	(2)	$	(6,945)	$(6,954)
	4.500	09/20/2024	TBD	(2)		(2,953)	(2,957)
JPS	4.750	09/20/2024	11/12/2024			(1,045)	(1,047)
	4.800	09/20/2024	11/12/2024			(2,095)	(2,098)
MSR	5.020	09/30/2024	10/01/2024			(108,236)	(108,251)
	5.230	10/01/2024	10/02/2024			(180,580)	(180,580)
NOM	4.250	09/20/2024	TBD	(2)		(2,095)	(2,097)
	4.800	09/20/2024	TBD	(2)		(655)	(656)
NXN	5.010	09/19/2024	10/03/2024			(102,077)	(102,247)
STR	4.990	09/30/2024	10/01/2024			(197,286)	(197,314)
	5.020	10/01/2024	10/02/2024			(107,922)	(107,922)

Total Reverse Repurchase Agreements							$(712,123)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(9,911)	$0	$(9,911)	$10,288	$377
JPS	0	(3,145)	0	(3,145)	3,343	198
MSR	0	(288,831)	0	(288,831)	110,143	(178,688)
NOM	0	(2,753)	0	(2,753)	2,876	123
NXN	0	(102,247)	0	(102,247)	101,191	(1,056)
STR	0	(305,236)	0	(305,236)	198,706	(106,530)

Total Borrowings and Other Financing Transactions	$0	$(712,123)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(3,145)	$(12,664)	$(15,809)
U.S. Treasury Obligations	(305,565)	(102,247)	0	0	(407,812)

Total Borrowings	$(305,565)	$(102,247)	$(3,145)	$(12,664)	$(423,621)

Payable for reverse repurchase agreements(4)					$(423,621)

(l)	Securities with an aggregate market value of $426,634 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(519,139) at a weighted average interest rate of 5.370%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(288,502) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	105

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR 118.750	10/25/2024	19	$19	$(4)	$(2)
Call - EUREX Euro-Bobl November 2024 Futures	120.250	10/25/2024	19	19	(5)	(9)
Put - EUREX Euro-Bund November 2024 Futures	133.000	10/25/2024	17	17	(9)	(4)
Call - EUREX Euro-Bund November 2024 Futures	136.000	10/25/2024	17	17	(11)	(8)

					$(29)	$(23)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	35	$35	$(19)	$(2)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	35	35	(17)	(2)
					$(36)	$(4)

Total Written Options					$(65)	$(27)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2024	407	$54,389	$586	$99	$0
U.S. Treasury 30-Year Bond December Futures	12/2024	479	59,486	(135)	0	(329)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	1,013	134,824	(537)	0	(792)

				$(86)	$99	$(1,121)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2024	15	$(2,253)	$(33)	$0	$(7)
Japan Government 10-Year Bond December Futures	12/2024	15	(15,097)	(32)	60	(33)
U.S. Treasury 5-Year Note December Futures	12/2024	534	(58,677)	(84)	196	0
U.S. Treasury 10-Year Note December Futures	12/2024	296	(33,827)	(33)	134	0

				$(182)	$390	$(40)

Total Futures Contracts				$(268)	$489	$(1,161)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.253%	$	1,100	$218	$(154)	$64	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.818		1,500	186	61	247	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.355		2,000	(12)	52	40	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.295		1,600	21	(7)	14	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.341		4,200	64	(16)	48	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474		1,100	(6)	26	20	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.044	EUR	2,400	(5)	614	609	2	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.216	$	4,500	119	(42)	77	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.408		3,700	36	12	48	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	0.252		6,800	722	(640)	82	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101		1,900	22	7	29	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.110		300	3	3	6	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.418	EUR	2,000	461	24	485	4	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.291	$	3,600	611	(321)	290	0	(1)

106	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Tesco PLC	1.000%	Quarterly	06/20/2028	0.340%	EUR	1,100	$11	$18	$29	$0	$(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167	$	3,300	10	(3)	7	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.326		3,300	80	(31)	49	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.785	EUR	1,500	(14)	27	13	0	(4)

							$2,527	$(370)	$2,157	$8	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	3,404	$(123)	$115	$(8)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		2,116	(78)	81	3	1	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		200	(14)	12	(2)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		900	(43)	30	(13)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		300	(11)	5	(6)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		300	(9)	0	(9)	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		608,800	13,297	683	13,980	0	(2)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		1,427,000	32,268	72	32,340	4	(82)

						$45,287	$998	$46,285	$5	$(84)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	108,100	$1,886	$455	$2,341	$0	$(58)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		700	(11)	3	(8)	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		1,900	(39)	64	25	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	13,800	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	$	120,700	3,989	4,841	8,830	246	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		72,200	0	(494)	(494)	162	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		22,500	(442)	(141)	(583)	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		27,000	(11)	(652)	(663)	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		4,200	(13)	(209)	(222)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		2,800	(9)	(155)	(164)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		3,000	(12)	(115)	(127)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		2,800	(11)	(94)	(105)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		2,800	(10)	(61)	(71)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		3,000	(12)	(82)	(94)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		2,800	(10)	(69)	(79)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		2,800	(9)	(43)	(52)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		3,900	(14)	(66)	(80)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		3,000	(11)	(53)	(64)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		2,900	(10)	(36)	(46)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		3,200	(12)	(44)	(56)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		2,900	(10)	(43)	(53)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		2,900	(10)	(56)	(66)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		4,100	(15)	(60)	(75)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		2,800	(10)	(43)	(53)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		2,900	(11)	(53)	(64)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		3,200	(13)	(58)	(71)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		1,200	(5)	(22)	(27)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		2,900	(12)	(55)	(67)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		2,900	(11)	(64)	(75)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		2,200	(8)	(17)	(25)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		4,800	(18)	(55)	(73)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		1,600	(6)	(4)	(10)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		3,000	(12)	(7)	(19)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		1,500	(7)	20	13	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,400	(6)	17	11	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		2,900	(13)	26	13	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		3,200	(14)	27	13	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		2,800	(10)	33	23	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		2,800	(10)	29	19	8	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.400	Annual	11/15/2053		17,400	(272)	(72)	(344)	69	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	12/02/2053		13,900	(193)	171	(22)	54	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	12/05/2053		10,000	(138)	305	167	38	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	107

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/20/2054	$	19,975	$738	$(1,337)	$(599)	$80	$0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	205,800	0	(73)	(73)	0	(41)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	3,000	(4)	70	66	9	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		300	(1)	9	8	1	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		21,000	181	184	365	123	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		28,699	136	(139)	(3)	0	(297)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	21,000	(149)	689	540	0	(41)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		33,900	(168)	1,032	864	0	(66)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		19,000	78	404	482	0	(36)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	5,500	(20)	(241)	(261)	9	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		12,170	1,214	5,240	6,454	0	(85)

							$6,440	$8,907	$15,347	$1,181	$(631)

Total Swap Agreements							$54,254	$9,535	$63,789	$1,194	$(722)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$489	$1,196	$1,685	$(27)	$(1,161)	$(732)	$(1,920)

(n)

Securities with an aggregate market value of $78,521 and cash of $10,238 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $2 and liability of $(14) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $2 and liability of $(10) for closed swap agreements is outstanding at period end.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	KRW	1,747,401		$1,307	$0	$(19)
	10/2024		$461	PLN	1,793	5	0
	11/2024	TWD	649,333		$20,077	0	(536)

BPS	10/2024	CNH	60,710		8,442	0	(233)
	10/2024	KRW	5,312,400		3,970	0	(62)
	10/2024	PLN	3,428		895	4	0
	10/2024		$3,681	CNH	26,093	48	0
	10/2024		11,868	GBP	9,015	184	0
	10/2024		6,292	NZD	10,110	130	0
	11/2024	CNH	26,285		$3,716	0	(48)
	11/2024		$895	PLN	3,430	0	(4)

108	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BRC	10/2024	GBP	29,888		$39,430	$0	$(529)
	10/2024	ILS	1,091		294	1	0
	10/2024	NZD	3,011		1,902	0	(11)
	10/2024		$13	CHF	11	0	0
	10/2024		100	ILS	376	1	0
	10/2024		1,427	PLN	5,481	0	(4)
	10/2024		199	SEK	2,009	0	(1)
	10/2024		5,577	TRY	196,851	61	0
	10/2024		21	ZAR	383	1	0
	11/2024	CHF	11		$13	0	0
	11/2024	SEK	2,006		199	1	0
	11/2024		$1,902	NZD	3,011	11	0
	11/2024		1	PLN	3	0	0
	11/2024		3,637	TRY	136,545	133	0

CBK	10/2024	BRL	16,018		$2,936	0	(4)
	10/2024	CNH	146,929		20,409	0	(587)
	10/2024	GBP	890		1,182	0	(8)
	10/2024	ILS	1,096		300	6	0
	10/2024	KRW	3,806,439		2,845	0	(43)
	10/2024	THB	1,827		55	0	(2)
	10/2024		$2,940	BRL	16,018	0	0
	10/2024		13,709	CNH	97,172	177	0
	10/2024		5,331	IDR	82,561,849	98	0
	10/2024		402	ILS	1,472	0	(7)
	10/2024		20,185	INR	1,697,736	57	0
	10/2024		7,507	ZAR	136,888	406	0
	11/2024	CNH	97,097		$13,729	0	(175)
	11/2024		$2,936	BRL	16,074	3	0
	12/2024	MXN	35,608		$1,823	35	0

DUB	10/2024	BRL	29,502		5,415	0	0
	10/2024	KRW	3,600,350		2,697	0	(35)
	10/2024	PLN	4,244		1,107	5	0
	10/2024		$5,253	BRL	29,502	163	0
	10/2024		2,861	PLN	11,039	11	(6)
	11/2024		1,107		4,248	0	(4)
	02/2025		794	MXN	16,070	5	0

FAR	10/2024	NZD	7,099		$4,463	0	(48)
	10/2024		$10,991	AUD	15,990	64	0
	10/2024		64,234	EUR	57,442	0	(292)
	11/2024	AUD	15,990		$10,996	0	(64)
	11/2024	EUR	57,442		64,322	292	0
	11/2024		$4,463	NZD	7,099	48	0

GLM	10/2024	AUD	952		$642	0	(16)
	10/2024	BRL	10,574		1,934	0	(7)
	10/2024		$1,941	BRL	10,574	0	0
	10/2024		101	IDR	1,555,230	2	0
	10/2024		249	ILS	924	0	(1)
	10/2024		1,865	INR	156,849	5	0
	10/2024		2,967	PLN	11,774	92	0
	11/2024	MXN	17,914		$896	0	(5)
	12/2024		16,602		865	32	0
	12/2024		$1,934	BRL	10,646	6	0

IND	10/2024	KRW	1,794,409		$1,340	0	(22)
	10/2024		$229	IDR	3,531,294	4	0

JPM	10/2024	CNH	698		$98	0	(2)
	10/2024	ILS	4,663		1,249	5	(7)
	10/2024	KRW	2,015,619		1,508	0	(22)
	10/2024		$3,741	CNH	26,513	48	0
	10/2024		3,213	PLN	12,456	23	(1)
	11/2024	CNH	26,452		$3,741	0	(47)
	11/2024		$1,044	TRY	39,073	41	0
	12/2024	MXN	3,116		$163	7	0
	12/2024		$4,637	TRY	174,716	63	0
	05/2025	TRY	14,033		$316	0	(15)
	05/2025		$96	TRY	4,263	5	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	109

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

MBC	10/2024	JPY	137,200		$938	$0	$(16)
	10/2024	KRW	6,803,753		5,094	0	(69)
	10/2024	PLN	3,827		1,004	9	0
	10/2024	SEK	2,010		196	0	(2)
	10/2024		$38,865	CAD	52,216	0	(255)
	10/2024		159	CNY	1,122	1	0
	10/2024		29,072	GBP	21,763	35	(11)
	10/2024		542	IDR	8,392,861	10	0
	10/2024		4,645	SGD	5,968	0	(2)
	11/2024	CAD	52,174		$38,865	255	0
	11/2024	GBP	20,643		27,609	11	0
	11/2024	SGD	5,958		4,645	2	0
	11/2024		$2,669	PLN	10,286	11	(9)
	12/2024	MXN	7,615		$389	7	0

MYI	10/2024	EUR	57,442		64,019	77	0
	10/2024	KRW	2,589,948		1,937	0	(29)
	10/2024	SGD	5,967		4,582	0	(60)
	10/2024		$554	IDR	8,589,518	11	0
	12/2024	MXN	5,223		$260	0	(2)

NGF	10/2024		$1,779	IDR	27,483,540	28	0

RBC	12/2024	MXN	19,974		$1,005	3	0

SCX	10/2024		$100	IDR	1,547,700	2	0
	10/2024		7,554	INR	634,878	16	0
	11/2024	CNH	148		$20	0	(1)
	11/2024	TWD	4,860		153	0	(1)

SSB	12/2024	MXN	6,408		334	13	0

TOR	10/2024	AUD	15,038		10,199	0	(198)
	10/2024	CAD	52,180		38,768	185	0

UAG	10/2024	CHF	11,965		14,241	105	0
	10/2024		$14,093	CHF	11,954	31	0
	10/2024		1,241	PLN	4,820	11	0
	10/2024		6,333	ZAR	115,897	366	0
	11/2024	CHF	11,909		$14,093	0	(32)
	11/2024		$71	PLN	272	0	(1)
	11/2024		154	TWD	4,860	0	0

Total Forward Foreign Currency Contracts						$3,472	$(3,555)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	37,800	$36	$69

Total Purchased Options							$36	$69

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	2,800	$(9)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	2,800	(9)	(10)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	1,700	(4)	(7)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	1,700	(4)	(2)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	3,400	(6)	(27)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	3,400	(6)	0

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	4,200	(32)	(30)

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	3,300	(11)	(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	3,300	(11)	(10)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	3,200	(11)	(9)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	3,200	(11)	(10)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	3,200	(11)	(12)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	3,200	(11)	(11)

110	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050%	10/09/2024	2,600	$(9)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	2,600	(9)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	2,700	(10)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	2,700	(10)	(10)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	2,700	(8)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	2,700	(8)	(7)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	2,700	(8)	(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	2,700	(8)	(8)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	5,100	(16)	(15)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	5,100	(16)	(18)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	1,900	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	1,900	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	1,700	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	1,700	(6)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	2,800	(11)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	2,800	(11)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	2,900	(10)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	1,400	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	1,400	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	2,900	(10)	(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,400	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	1,400	(5)	(5)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	2,900	(8)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	2,900	(8)	(9)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	1,900	(3)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	1,900	(3)	(1)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	2,800	(9)	(10)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	2,800	(9)	(8)

							$ (362)	$(282)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$91.109	10/08/2024	2,100	$(11)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.109	10/08/2024	2,100	(10)	(41)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054	98.641	10/08/2024	2,100	(7)	(4)
					$(28)	$(45)

Total Written Options					$(390)	$(327)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BPS	Tencent Holdings Ltd.	1.000%	Quarterly	12/20/2024	0.227%	$	1,700	$19	$(16)	$3	$0

BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.285		5,800	70	(59)	11	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.282		2,600	(15)	20	5	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.236		1,000	22	(12)	10	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.226		2,700	(27)	33	6	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.227		3,500	34	(27)	7	0

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.262		1,400	5	(2)	3	0

GST	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		2,800	(23)	29	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		900	(10)	12	2	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.327		900	21	(8)	13	0

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.420		3,100	(70)	75	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.485		1,600	(12)	26	14	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.106		1,700	23	(19)	4	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	111

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability

MYC	Brookfield Asset Management, Inc.	1.000%	Quarterly	06/20/2025	0.222%	$	1,100	$0	$7	$7	$0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.119		3,400	66	(58)	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		2,400	(21)	26	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.372		300	(4)	6	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.548		4,000	11	29	40	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662		2,900	(10)	36	26	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869		1,300	(25)	31	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		5,400	(57)	66	9	0

NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.282		1,800	0	3	3	0

								$(3)	$198	$195	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	iTraxx Japan 42 5-Year Index	1.000%	Quarterly	12/20/2029	JPY	17,100	$3	$0	$3	$0

DUB	iTraxx Japan 42 5-Year Index	1.000	Quarterly	12/20/2029		10,500	2	0	2	0

JPM	iTraxx Japan 42 5-Year Index	1.000	Quarterly	12/20/2029		34,500	6	0	6	0

							$11	$0	$11	$0

Total Swap Agreements							$8	$198	$206	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$5	$0	$0	$5	$(555)	$(11)	$0	$(566)	$(561)	$689	$128
BPS	366	0	3	369	(347)	(9)	0	(356)	13	0	13
BRC	209	0	42	251	(545)	(27)	0	(572)	(321)	382	61
CBK	782	69	3	854	(826)	(30)	0	(856)	(2)	0	(2)
DUB	184	0	2	186	(45)	0	0	(45)	141	0	141
FAR	404	0	0	404	(404)	(63)	0	(467)	(63)	2	(61)
GLM	137	0	0	137	(29)	(76)	0	(105)	32	0	32
GST	0	0	21	21	0	0	0	0	21	(30)	(9)
IND	4	0	0	4	(22)	0	0	(22)	(18)	0	(18)
JPM	192	0	29	221	(94)	(73)	0	(167)	54	0	54
MBC	341	0	0	341	(364)	0	0	(364)	(23)	0	(23)
MYC	0	0	103	103	0	(13)	0	(13)	90	0	90
MYI	88	0	0	88	(91)	0	0	(91)	(3)	269	266
NGF	28	0	3	31	0	0	0	0	31	0	31
RBC	3	0	0	3	0	0	0	0	3	0	3
RYL	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
SAL	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
SCX	18	0	0	18	(2)	0	0	(2)	16	0	16
SSB	13	0	0	13	0	0	0	0	13	0	13
TOR	185	0	0	185	(198)	0	0	(198)	(13)	0	(13)
UAG	513	0	0	513	(33)	(18)	0	(51)	462	(560)	(98)

Total Over the Counter	$3,472	$69	$206	$3,747	$(3,555)	$(327)	$0	$(3,882)

(p)

Securities with an aggregate market value of $1,342 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

112	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$489	$489
Swap Agreements	0	15	0	0	1,181	1,196

	$0	$15	$0	$0	$1,670	$1,685

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,472	$0	$3,472
Purchased Options	0	0	0	0	69	69
Swap Agreements	0	206	0	0	0	206

	$0	$206	$0	$3,472	$69	$3,747

	$0	$221	$0	$3,472	$1,739	$5,432

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$27	$27
Futures	0	0	0	0	1,161	1,161
Swap Agreements	0	96	0	0	636	732

	$0	$96	$0	$0	$1,824	$1,920

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,555	$0	$3,555
Written Options	0	0	0	0	327	327

	$0	$0	$0	$3,555	$327	$3,882

	$0	$96	$0	$3,555	$2,151	$5,802

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$469	$469
Futures	0	0	0	0	2,406	2,406
Swap Agreements	0	11,366	0	0	5,291	16,657

	$0	$11,366	$0	$0	$8,166	$19,532

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,092)	$0	$(1,092)
Purchased Options	0	0	0	0	952	952
Written Options	0	0	0	0	2,274	2,274
Swap Agreements	0	282	0	0	0	282

	$0	$282	$0	$(1,092)	$3,226	$2,416

	$0	$11,648	$0	$(1,092)	$11,392	$21,948

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	113

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)	September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(31)	$(31)
Futures	0	0	0	0	216	216
Swap Agreements	0	(2,456)	0	0	(10,403)	(12,859)

	$0	$(2,456)	$0	$0	$(10,218)	$(12,674)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(332)	$0	$(332)
Purchased Options	0	0	0	0	208	208
Written Options	0	0	0	0	(208)	(208)
Swap Agreements	0	(219)	0	0	0	(219)

	$0	$(219)	$0	$(332)	$0	$(551)

	$0	$(2,675)	$0	$(332)	$(10,218)	$(13,225)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$23,668	$3,325	$26,993
Corporate Bonds & Notes
Banking & Finance	0	885,555	1,151	886,706
Industrials	0	1,085,270	544	1,085,814
Utilities	1,798	600,023	0	601,821
Municipal Bonds & Notes
California	0	7,591	0	7,591
Georgia	0	10,938	0	10,938
Illinois	0	2,344	0	2,344
Indiana	0	925	0	925
Ohio	0	12,786	0	12,786
Pennsylvania	0	12,899	0	12,899
Texas	0	10,345	0	10,345
Washington	0	1,071	0	1,071
U.S. Government Agencies	0	528,851	0	528,851
U.S. Treasury Obligations	0	968,562	0	968,562
Non-Agency Mortgage- Backed Securities	0	22,109	0	22,109
Asset-Backed Securities	0	44,873	0	44,873
Sovereign Issues	0	77,952	0	77,952
Common Stocks
Industrials	0	0	1,744	1,744
Preferred Securities
Banking & Finance	8,319	102,832	0	111,151
Industrials	0	1,702	0	1,702
Utilities	0	4,840	0	4,840

	$10,117	$4,405,136	$6,764	$4,422,017

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$35,910	$0	$0	$35,910

Total Investments	$46,027	$4,405,136	$6,764	$4,457,927

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	159	1,524	0	1,683
Over the counter	0	3,747	0	3,747

	$159	$5,271	$0	$5,430

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(63)	(1,847)	0	(1,910)
Over the counter	0	(3,882)	0	(3,882)

	$(63)	$(5,729)	$0	$(5,792)

Total Financial Derivative Instruments	$96	$(458)	$0	$(362)

Totals	$46,123	$4,404,678	$6,764	$4,457,565

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

114	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Credit Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 60.1%

ABG Intermediate Holdings 2 LLC
TBD% due 12/21/2028	$337	$338

Acrisure LLC
8.211% (TSFR1M + 3.000%) due 02/16/2027 ~	223	223
8.211% due 11/06/2030	244	242

Action Nederland BV
7.604% (TSFR3M + 3.000%) due 07/01/2031 ~	225	226

Ahead DB Holdings LLC
8.355% (TSFR1M + 3.500%) due 02/01/2031 ~	295	296

Al Aqua Merger Sub, Inc.
8.701% (TSFR1M + 3.500%) due 07/31/2028 ~	592	592

Alliant Holdings Intermediate LLC
7.965% due 09/19/2031	582	579

Alpha Generation LLC
TBD% due 09/19/2031	125	125

Altice France SA
10.801% (TSFR3M + 5.500%) due 08/15/2028 ~	489	368

Amer Sports Co.
7.354% due 02/17/2031	260	261

American Airlines, Inc.
10.294% due 04/20/2028	225	232

AMNTM Government Services Holding LLC
TBD% due 07/30/2031	375	374

AmWINS Group, Inc.
7.210% due 02/19/2028	323	323

AP Core Holdings LLC
10.460% due 09/01/2027	43	39

Applied Systems, Inc.
7.604% due 02/24/2031	1,097	1,099

Arches Buyer, Inc.
8.195% due 12/06/2027	295	283

Arcosa, Inc.
TBD% due 08/12/2031 «	425	425

Armor Holding LLC
10.014% (TSFR6M + 4.500%) due 12/11/2028 «~	561	565

Artera Services LLC
9.168% (TSFR3M + 4.500%) due 02/15/2031 ~	399	390

Ascend Learning LLC
8.445% due 12/11/2028	295	294

ASP Blade Holdings, Inc.
8.865% due 10/13/2028	198	147

Assetmark Financial Holdings, Inc.
7.604% due 09/05/2031	400	396

AssuredPartners, Inc.
TBD% due 02/14/2031	574	574

Asurion LLC
8.814% due 12/23/2026	599	599

Athenahealth Group, Inc.
8.095% due 02/15/2029	350	348

AVSC Holding Corp.
TBD% due 09/01/2025	150	150

AVSC Holding Corp. (8.445% Cash and 0.250% PIK)
8.695% due 03/03/2025 (b)	594	592

B&G Foods, Inc.
8.557% due 10/10/2029	273	271

Banff Merger Sub, Inc.
9.005% (TSFR3M + 3.750%) due 07/30/2031 ~	499	498

Barracuda Networks, Inc.
9.814% (TSFR3M + 4.500%) due 08/15/2029 ~	98	96

Bausch & Lomb Corp.
8.845% due 09/29/2028	692	692

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bausch Health Cos., Inc.
10.195% due 02/01/2027	$875	$842

BCPE Empire Holdings, Inc.
8.845% due 12/11/2028	727	728

Berlin Packaging LLC
8.354% due 06/09/2031	297	297

BIP PipeCo Holdings LLC
7.818% (TSFR3M + 2.500%) due 12/06/2030 ~	374	375

Blackhawk Network Holdings, Inc.
9.845% due 03/12/2029	399	401

Boost Newco Borrower LLC
7.104% due 01/31/2031	543	544

Bracket Intermediate Holding Corp.
9.704% (TSFR3M + 5.000%) due 05/08/2028 ~	494	497

Broadstreet Partners, Inc.
8.095% due 06/13/2031	150	149

Caesars Entertainment, Inc.
7.595% due 02/06/2030	142	142
7.595% due 02/06/2031	299	299

Carnival Corp.
7.595% due 08/08/2027	652	655
7.595% due 10/18/2028	300	301

Cast & Crew LLC
8.595% due 12/29/2028	298	299

Castlelake Aviation Ltd.
7.447% due 10/22/2026	521	522

Catalent Pharma Solutions, Inc.
7.920% due 02/22/2028 «	399	400

Cengage Learning, Inc.
9.538% (TSFR6M + 4.250%) due 03/22/2031 ~	424	425

Central Parent, Inc.
7.854% (TSFR3M + 3.250%) due 07/06/2029 ~	743	737

Charter NEX US, Inc.
8.095% due 12/01/2027	494	495

Chobani LLC
8.595% due 10/25/2027	596	598

Clarios Global LP
7.345% due 05/06/2030	698	699

Cloud Software Group, Inc.
8.604% (TSFR3M + 4.000%) due 03/30/2029 ~	937	935

Clydesdale Acquisition Holdings, Inc.
8.020% due 04/13/2029	1,017	1,013

CNT Holdings I Corp.
8.752% due 11/08/2027	298	299

Cohesity
TBD% due 03/08/2031 «µ	32	32
TBD% due 03/08/2031 «	300	300

Cornerstone Building Brands, Inc.
9.597% due 05/15/2031	300	297

Cotiviti, Inc.
8.451% due 05/01/2031 «	1,517	1,518

Covanta Holding Corp.
7.847% due 11/30/2028	498	499

CP Atlas Buyer, Inc.
8.695% due 11/23/2027	298	295

CPPIB OVM Member U.S. LLC
7.854% due 08/20/2031	575	576

Creative Artists Agency LLC
10.250% (PRIME + 2.250%) due 11/27/2028 ~	99	99

Crown Subsea Communications Holding, Inc.
9.252% (TSFR3M + 4.000%) due 01/30/2031 ~	300	302

CSC Holdings LLC
TBD% due 04/15/2027	150	138
TBD% due 01/18/2028	100	97

Cvent, Inc.
7.854% due 06/17/2030	262	263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Da Vinci Purchaser Corp.
8.345% due 01/08/2027	$200	$200

Darktrace PLC
TBD% due 07/02/2031	375	370

Delta 2 Lux SARL
TBD% due 09/10/2031	475	476

Delta Topco, Inc.
8.198% due 11/30/2029	399	399

DirecTV Financing LLC
10.210% due 08/02/2029	422	416

Dragon Buyer, Inc.
TBD% due 09/30/2031	400	399

Drake Software LLC
8.918% (TSFR3M + 4.250%) due 06/26/2031 «~	425	410

Dun & Bradstreet Corp.
7.605% due 01/18/2029	680	681

Edelman Financial Center LLC
8.095% due 04/07/2028	99	99

Emerald Borrower LP
7.557% (TSFR3M + 2.500%) due 08/04/2031 ~	225	225

Endo Luxembourg Finance Co. SARL
9.783% (TSFR3M + 4.500%) due 04/23/2031 ~	225	225

Endure Digital, Inc.
8.810% due 02/10/2028	381	338

Ensono LP
8.960% due 05/26/2028	493	493

Envision Healthcare Corp.
11.078% due 07/20/2026 «	202	202
13.203% due 11/03/2028 «	810	839

EPIC Y-Grade Services LP
11.068% (TSFR3M + 5.750%) due 06/29/2029 ~	550	549

Fertitta Entertainment LLC
8.847% due 01/27/2029	295	295

Fiesta Purchaser, Inc.
8.845% due 02/12/2031	449	450

FinCo LLC
8.255% due 06/27/2029	297	298

First Advantage Holdings LLC
TBD% due 09/19/2031 «	475	474

First Student Bidco, Inc.
7.668% (TSFR3M + 3.000%) due 07/21/2028 ~	258	259
7.865% due 07/21/2028	842	844

Focus Financial Partners LLC
TBD% due 09/11/2031	226	225
TBD% due 09/11/2031 µ	24	24

Forest City Enterprises LP
8.460% due 12/08/2025	360	349

Fortrea Holdings, Inc.
8.491% due 06/30/2030	66	67

Fortress Intermediate 3, Inc.
8.595% due 06/27/2031	575	575

Foundation Building Materials Holding Co. LLC
8.764% (TSFR3M + 3.250%) due 01/31/2028 ~	499	487

Frontier Communications Corp.
8.763% (TSFR3M + 3.500%) due 07/01/2031 ~	325	328

Garda World Security Corp.
8.597% due 02/01/2029	846	847

Gates Global LLC
7.095% due 06/04/2031	898	901

GBT U.S. LLC
8.279% (TSFR3M + 3.000%) due 07/25/2031 ~	825	824

Genesys Cloud Services Holdings II LLC
8.345% due 12/01/2027	161	162
8.710% due 12/01/2027	75	75

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	115

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GIP Pilot Acquisition Partners LP
7.818% (TSFR3M + 2.500%) due 10/04/2030 ~	$274	$275

Graham Packaging Co., Inc.
7.345% due 08/04/2027	28	28

Gray Television, Inc.
8.315% (TSFR1M + 3.000%) due 12/01/2028 ~	281	260
10.451% due 06/04/2029	150	144

Great Outdoors Group LLC
8.710% due 03/06/2028	295	296

Grinding Media, Inc.
9.569% due 10/12/2028 «	296	296

Gulfside Supply, Inc.
8.286% (TSFR3M + 3.000%) due 06/17/2031 ~	350	350

GVC Holdings (Gibraltar) Ltd.
8.014% (TSFR6M + 2.750%) due 10/31/2029 ~	247	247

HUB International Ltd.
8.225% (TSFR3M + 3.000%) due 06/20/2030 ~	698	698

Icon Parent, Inc.
TBD% due 09/11/2031	450	447

II-VI, Inc.
7.345% (TSFR1M + 2.500%) due 07/02/2029 ~	332	333

INEOS Enterprises Holdings U.S. Finco LLC
8.907% due 07/08/2030	497	500

INEOS U.S. Finance LLC
8.595% due 02/07/2031	349	350

Insulet Corp.
7.345% due 08/04/2031	375	377

IRB Holding Corp.
7.695% due 12/15/2027	956	956

Isolved, Inc.
8.345% due 10/15/2030	423	425

Janney Montgomery Scott LLC
TBD% due 09/11/2031	514	513
TBD% due 09/11/2031 µ	86	85

Janus International Group LLC
7.345% due 08/03/2030	239	240

Jazz Financing Lux SARL
7.095% due 05/05/2028	296	296

Johnstone Supply LLC
8.174% due 06/09/2031	300	300

Kohler Energy Co. LLC
9.354% due 05/01/2031	424	428

KUEHG Corp.
9.104% due 06/12/2030	99	99

LABL, Inc.
9.945% due 10/29/2028	357	349

LBM Acquisition LLC
8.968% due 06/06/2031	96	94

LC Ahab U.S. Bidco LLC
8.345% due 05/01/2031	350	352

LifePoint Health, Inc.
10.054% (TSFR3M + 4.750%) due 11/16/2028 ~	615	615

Madison IAQ LLC
7.889% due 06/21/2028	689	690

Madison Safety & Flow LLC
TBD% due 09/26/2031	250	250

Magenta Security Holdings LLC
11.626% due 07/27/2028	94	29
12.126% due 07/27/2028	21	20
12.376% due 07/27/2028	27	19

MasOrange
TBD% due 03/25/2031	300	301

Mauser Packaging Solutions Holding Co.
8.701% due 04/15/2027	741	743

Mavis Tire Express Services Corp.
8.345% due 05/04/2028	596	596

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

McAfee LLC
8.451% due 03/01/2029	$1,119	$1,117

Medline Borrower LP
7.095% due 10/23/2028	225	225
7.595% due 10/23/2028	269	270

MH SUB I LLC
9.095% due 05/03/2028	615	612

MI Windows and Doors LLC
8.345% due 03/28/2031	299	300

Midcontinent Communications
7.597% due 08/16/2031 «	775	780

Mitchell International, Inc.
8.095% due 06/17/2031	250	247

Modena Buyer LLC
9.104% due 07/01/2031	400	384

Mosel Bidco SE
9.104% due 09/16/2030 «	300	302

Motion Finco SARL
8.104% due 11/12/2029	597	575

NGL Energy Partners LP
8.595% due 02/03/2031	199	198

NGP XI Midstream Holdings LLC
8.604% (TSFR3M + 4.000%) due 07/25/2031 ~	500	501

Nielsen Consumer LLC
9.595% due 03/06/2028	325	324

Nouryon Finance BV
8.628% due 04/03/2028	1,141	1,144

Nuvei Technologies Corp.
TBD% due 07/18/2031	750	743
7.955% due 12/19/2030	296	297

Olympus Water U.S. Holding Corp.
8.104% due 06/20/2031	413	414

Omnia Partners LLC
8.529% (TSFR3M + 3.250%) due 07/25/2030 ~	399	401

Ontario Gaming GTA LP
8.893% due 08/01/2030	273	273

Oscar AcquisitionCo LLC
8.495% (TSFR3M + 4.250%) due 04/29/2029 ~	346	342

Padagis LLC
10.326% due 07/06/2028	300	281

Parexel International Corp.
7.845% due 11/15/2028	820	821

Park River Holdings, Inc.
8.843% (TSFR3M + 3.250%) due 12/28/2027 ~	494	487

Particle Investments SARL
8.845% due 03/28/2031	299	300

Pegasus BidCo BV
8.868% due 07/12/2029	323	323

Peraton Corp.
8.695% due 02/01/2028	145	140

PG Investment Company 59 SARL
8.104% due 03/26/2031	374	375

Phoenix Guarantor, Inc.
8.095% due 02/21/2031	839	838

Polaris Newco LLC
9.514% due 06/02/2028	660	650

Project Alpha Intermediate Holding, Inc.
9.002% (TSFR3M + 3.750%) due 10/28/2030 ~	398	399

Proofpoint, Inc.
7.845% due 08/31/2028	618	618

PUG LLC
9.595% due 03/15/2030	588	589

Quartz Acquireco LLC
7.354% due 06/28/2030	297	298

R1 RCM, Inc.
7.845% due 06/21/2029	744	747

Raising Cane’s Restaurants LLC
7.014% due 09/18/2031	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RealPage, Inc.
7.960% due 04/24/2028	$922	$897

Renaissance Holdings Corp.
9.095% due 04/05/2030	397	397

Reynolds Group Holdings, Inc.
7.345% due 09/24/2028	885	886

Rockpoint Gas Storage Partners LP
TBD% due 09/12/2031	375	374

Scientific Games Holdings LP
8.318% (TSFR3M + 3.000%) due 04/04/2029 ~	784	781

SCIH Salt Holdings, Inc.
8.755% due 03/16/2027	148	148

Sedgwick Claims Management Services, Inc.
8.252% due 07/31/2031	296	296

Select Medical Corp.
7.845% due 03/06/2027	53	53

Simon & Schuster, Inc.
9.255% (TSFR3M + 4.000%) due 10/30/2030 ~	125	125

Solis IV BV
8.571% due 02/26/2029	545	542

Sotera Health Holdings LLC
8.095% (TSFR1M + 3.250%) due 05/30/2031 ~	125	125

Specialty Building Products Holdings LLC
8.695% due 10/15/2028	123	122

Spirit AeroSystems, Inc.
9.752% due 01/15/2027	392	396

Spring Education Group, Inc.
8.604% due 10/04/2030	199	200

Star Parent, Inc.
8.354% (TSFR3M + 3.750%) due 09/27/2030 ~	597	582

Station Casinos LLC
7.095% due 03/14/2031	199	198

Surgery Center Holdings, Inc.
7.670% due 12/19/2030	719	720

Syniverse Holdings, Inc.
11.604% due 05/13/2027	545	539

Taboola.com Ltd.
8.960% due 09/01/2028 «	342	343

Tacala LLC
TBD% due 01/31/2031	525	526

Tempo Acquisition LLC
7.095% due 08/31/2028	379	380

TGP Holdings III LLC
8.195% due 06/29/2028	325	307

TK Elevator U.S. Newco, Inc.
8.588% due 04/30/2030	444	446

Topgolf Callaway Brands Corp.
7.845% due 03/18/2030	573	566

TransDigm, Inc.
7.104% due 02/28/2031	1,643	1,638

Travel & Leisure Co.
8.270% due 12/14/2029	199	200

Trident TPI Holdings, Inc.
8.604% (TSFR3M + 4.000%) due 09/15/2028 ~	397	398

Triton Water Holdings, Inc.
8.115% due 03/31/2028	296	296
8.604% (TSFR3M + 4.000%) due 03/31/2028 ~	299	299

Truist Insurance Holdings LLC
7.854% (TSFR3M + 3.250%) due 05/06/2031 ~	1,000	1,000

U.S. Renal Care, Inc.
9.960% due 06/20/2028	550	504

UGI Energy Services LLC
7.345% due 02/22/2030	835	837

UKG, Inc.
8.555% (TSFR3M + 3.250%) due 02/10/2031 ~	1,028	1,029

116	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Talent Agency LLC
8.868% due 07/07/2028 «	$1,029	$1,032

Univision Communications, Inc.
8.854% due 06/24/2029	295	292

USI, Inc.
7.354% (TSFR3M + 2.750%) due 11/22/2029 ~	305	305
7.354% due 09/27/2030	297	296

Varsity Brands, Inc.
8.821% due 08/26/2031	400	398

Viad Corp.
9.095% due 07/30/2028 «	327	328

VS Buyer LLC
8.347% due 04/11/2031	823	825

Wand NewCo 3, Inc.
8.095% - 8.105% (TSFR3M + 3.250%) due 01/30/2031 ~	500	500

WaterBridge Midstream Operating LLC
9.393% (TSFR3M + 4.750%) due 06/27/2029 ~	275	266
9.603% due 05/10/2029	500	500

Weber-Stephen Products LLC
8.210% due 10/30/2027	198	187

Whatabrands LLC
7.605% (TSFR1M + 2.750%) due 08/03/2028 ~	296	296

White Cap Buyer LLC
8.095% due 10/19/2029	175	174

Windsor Holdings LLC
8.461% due 08/01/2030	397	399

Wood Mackenzie Ltd.
8.604% due 02/07/2031	299	300

Worldwide Express Operations LLC
8.865% due 07/26/2028	345	347

Wrench Group LLC
8.865% (TSFR3M + 4.000%) due 10/30/2028 ~	896	896

WS Audiology
9.564% (TSFR6M + 4.250%) due 02/28/2029 ~	324	325

Xplor Technologies LLC
8.854% due 06/24/2031 «	425	427

Zayo Group Holdings, Inc.
7.970% due 03/09/2027	200	183

Total Loan Participations and Assignments (Cost $93,837)		94,352

CORPORATE BONDS & NOTES 33.2%

BANKING & FINANCE 5.4%

Acrisure LLC
8.250% due 02/01/2029	225	232

Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	100	101
6.750% due 10/15/2027	300	299

Allied Universal Holdco LLC
4.625% due 06/01/2028	325	305

Baldwin Insurance Group Holdings LLC
7.125% due 05/15/2031	200	211

Brandywine Operating Partnership LP
8.875% due 04/12/2029	475	525

Burford Capital Global Finance LLC
9.250% due 07/01/2031	500	539

Encore Capital Group, Inc.
8.500% due 05/15/2030	450	475

Focus Financial Partners LLC
6.750% due 09/15/2031	100	101

Freedom Mortgage Corp.
12.000% due 10/01/2028	475	519

Freedom Mortgage Holdings LLC
9.250% due 02/01/2029	175	182

GGAM Finance Ltd.
6.875% due 04/15/2029	100	104
8.000% due 02/15/2027	75	78

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hudson Pacific Properties LP
3.950% due 11/01/2027	$50	$45
5.950% due 02/15/2028	250	230

Icahn Enterprises LP
6.250% due 05/15/2026	300	298
9.000% due 06/15/2030	125	126
9.750% due 01/15/2029	200	208

Jefferson Capital Holdings LLC
9.500% due 02/15/2029	400	427

Ladder Capital Finance Holdings LLLP
7.000% due 07/15/2031	75	80

Nationstar Mortgage Holdings, Inc.
6.500% due 08/01/2029	100	102
7.125% due 02/01/2032	350	366

Navient Corp.
4.875% due 03/15/2028	175	169
6.750% due 06/15/2026	200	205

Newmark Group, Inc.
7.500% due 01/12/2029	650	703

Oxford Finance LLC
6.375% due 02/01/2027	200	199

Panther Escrow Issuer LLC
7.125% due 06/01/2031	75	79

Pebblebrook Hotel LP
6.375% due 10/15/2029 (a)	50	50

PennyMac Financial Services, Inc.
7.125% due 11/15/2030	325	337
7.875% due 12/15/2029	100	107

PRA Group, Inc.
8.875% due 01/31/2030	200	209

RLJ Lodging Trust LP
3.750% due 07/01/2026	125	122

Rocket Mortgage LLC
2.875% due 10/15/2026	125	120

SLM Corp.
3.125% due 11/02/2026	100	96

Starwood Property Trust, Inc.
3.750% due 12/31/2024	200	199

USI, Inc.
7.500% due 01/15/2032	225	233

Vornado Realty LP
2.150% due 06/01/2026	175	167

		8,548

INDUSTRIALS 26.8%

Ahead DB Holdings LLC
6.625% due 05/01/2028	350	339

Air Canada
3.875% due 08/15/2026	300	292

Altice France SA
8.125% due 02/01/2027	300	246

Arcosa, Inc.
6.875% due 08/15/2032	100	105

Ardagh Packaging Finance PLC
4.125% due 08/15/2026	100	90
5.250% due 08/15/2027	200	150

Ascent Resources Utica Holdings LLC
9.000% due 11/01/2027	100	120

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	100	98

Avient Corp.
6.250% due 11/01/2031	75	77

B&G Foods, Inc.
8.000% due 09/15/2028	325	340

Bausch Health Americas, Inc.
8.500% due 01/31/2027	25	21

Bausch Health Cos., Inc.
4.875% due 06/01/2028	250	196
5.000% due 01/30/2028	100	65
5.000% due 02/15/2029	75	44
5.750% due 08/15/2027	125	107
11.000% due 09/30/2028	150	140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027	$150	$151

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029	100	94

Beazer Homes USA, Inc.
7.500% due 03/15/2031	175	182

Blackstone Mortgage Trust, Inc.
3.750% due 01/15/2027	200	186

Block, Inc.
6.500% due 05/15/2032	425	443

Bombardier, Inc.
7.500% due 02/01/2029	75	79

Brink’s Co.
6.750% due 06/15/2032	25	26

Caesars Entertainment, Inc.
6.500% due 02/15/2032	125	129

Capstone Borrower, Inc.
8.000% due 06/15/2030	50	53

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028	525	504

Carnival Corp.
5.750% due 03/01/2027	400	405
7.000% due 08/15/2029	100	106

CCO Holdings LLC
4.750% due 03/01/2030	500	460
5.375% due 06/01/2029	575	555

Cerdia Finanz GmbH
9.375% due 10/03/2031 (a)	150	153

Chord Energy Corp.
6.375% due 06/01/2026	50	50

Churchill Downs, Inc.
4.750% due 01/15/2028	450	442

Civitas Resources, Inc.
8.625% due 11/01/2030	75	80
8.750% due 07/01/2031	175	185

Clarivate Science Holdings Corp.
3.875% due 07/01/2028	250	240

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	100	101
6.875% due 01/15/2030	150	153

CNX Resources Corp.
7.250% due 03/01/2032	100	105

Cogent Communications Group, Inc.
7.000% due 06/15/2027	925	941

Community Health Systems, Inc.
6.000% due 01/15/2029	25	24
6.875% due 04/15/2029	275	250
8.000% due 12/15/2027	450	452
10.875% due 01/15/2032	175	193

CoreLogic, Inc.
4.500% due 05/01/2028	300	283

Coty, Inc.
4.750% due 01/15/2029	75	73

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	175	162

Crown Americas LLC
4.750% due 02/01/2026	75	75

CSC Holdings LLC
5.375% due 02/01/2028	50	42
0.000% due 04/15/2027	225	198
6.500% due 02/01/2029	225	187
7.500% due 04/01/2028	100	67
11.250% due 05/15/2028	100	97
11.750% due 01/31/2029	225	218

DaVita, Inc.
6.875% due 09/01/2032	75	78

Deluxe Corp.
8.000% due 06/01/2029	100	95

DISH DBS Corp.
5.250% due 12/01/2026	700	648
5.875% due 11/15/2024	150	149
7.375% due 07/01/2028	100	75
7.750% due 07/01/2026	175	152

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	117

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DISH Network Corp.
11.750% due 11/15/2027	$275	$289

Dye & Durham Ltd.
8.625% due 04/15/2029	100	106

Element Solutions, Inc.
3.875% due 09/01/2028	75	72

Emrld Borrower LP
6.750% due 07/15/2031	75	78

EnLink Midstream LLC
6.500% due 09/01/2030	150	162

Fiesta Purchaser, Inc.
7.875% due 03/01/2031	125	133

Fortress Intermediate 3, Inc.
7.500% due 06/01/2031	250	264

Frontier Communications Holdings LLC
5.000% due 05/01/2028	75	74
6.750% due 05/01/2029	100	101

Global Medical Response, Inc. (8.750% Cash and 1.250% PIK)
10.000% due 10/31/2028 (b)	352	354

GN Bondco LLC
9.500% due 10/15/2031	225	237

goeasy Ltd.
7.625% due 07/01/2029	175	181
9.250% due 12/01/2028	500	539

Griffon Corp.
5.750% due 03/01/2028	175	173

Grifols SA
4.750% due 10/15/2028	250	234

Gulfport Energy Corp.
6.750% due 09/01/2029	100	101

Herc Holdings, Inc.
6.625% due 06/15/2029	125	130

Hologic, Inc.
3.250% due 02/15/2029	175	163

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	225	233
8.875% due 07/15/2028	300	318

IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)	225	220

Imola Merger Corp.
4.750% due 05/15/2029	475	464

JELD-WEN, Inc.
4.875% due 12/15/2027	325	318
7.000% due 09/01/2032	125	126

Kaiser Aluminum Corp.
4.625% due 03/01/2028	575	557

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	100	100

LABL, Inc.
5.875% due 11/01/2028	100	94
6.750% due 07/15/2026	200	200
8.625% due 10/01/2031 (a)	125	124

LBM Acquisition LLC
6.250% due 01/15/2029	200	189

Level 3 Financing, Inc.
3.750% due 07/15/2029	100	69
10.500% due 04/15/2029	225	246
11.000% due 11/15/2029	63	70

LifePoint Health, Inc.
11.000% due 10/15/2030	200	226

Lithia Motors, Inc.
3.875% due 06/01/2029	150	140

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	100	96

Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028	75	72

Masterbrand, Inc.
7.000% due 07/15/2032	50	52

Matador Resources Co.
6.250% due 04/15/2033	125	123
6.500% due 04/15/2032	175	175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	$200	$207

Medline Borrower LP
6.250% due 04/01/2029	50	52

MEG Energy Corp.
5.875% due 02/01/2029	100	98

MGM Resorts International
4.625% due 09/01/2026	125	124
4.750% due 10/15/2028	200	196
5.500% due 04/15/2027	125	126

Michaels Cos., Inc.
5.250% due 05/01/2028	100	74

Mineral Resources Ltd.
8.000% due 11/01/2027	100	103
9.250% due 10/01/2028	600	640

Molina Healthcare, Inc.
4.375% due 06/15/2028	425	414

MPH Acquisition Holdings LLC
5.500% due 09/01/2028	225	162

NCL Corp. Ltd.
8.125% due 01/15/2029	225	241

NCR Atleos Corp.
9.500% due 04/01/2029	150	165

NCR Corp.
5.125% due 04/15/2029	25	25

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	200	196

Nesco Holdings, Inc.
5.500% due 04/15/2029	175	162

New Fortress Energy, Inc.
6.500% due 09/30/2026	350	294

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028	200	197

Nexstar Media, Inc.
4.750% due 11/01/2028	350	335

Northriver Midstream Finance LP
6.750% due 07/15/2032	250	258

NuStar Logistics LP
6.000% due 06/01/2026	300	302

Olympus Water U.S. Holding Corp.
7.125% due 10/01/2027	150	153
7.250% due 06/15/2031	100	104

ON Semiconductor Corp.
3.875% due 09/01/2028	200	191

Ontario Gaming GTA LP
8.000% due 08/01/2030	325	338

Open Text Corp.
3.875% due 02/15/2028	300	287

Organon & Co.
4.125% due 04/30/2028	400	385
6.750% due 05/15/2034	125	129

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	200	193

Parkland Corp.
6.625% due 08/15/2032	200	203

Performance Food Group, Inc.
4.250% due 08/01/2029	75	71
6.125% due 09/15/2032	125	128

Perrigo Finance Unlimited Co.
6.125% due 09/30/2032	350	353

PetSmart, Inc.
4.750% due 02/15/2028	200	192

Phinia, Inc.
6.625% due 10/15/2032	75	76

Post Holdings, Inc.
6.250% due 10/15/2034 (a)	175	177
6.375% due 03/01/2033	125	127

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	500	516

Rand Parent LLC
8.500% due 02/15/2030	300	306

Ritchie Bros Holdings, Inc.
6.750% due 03/15/2028	75	78

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	$100	$99
5.500% due 04/01/2028	250	253

Ryan Specialty LLC
5.875% due 08/01/2032	100	102

Sable International Finance Ltd.
7.125% due 10/15/2032 (a)	400	402

Sabre Global, Inc.
11.250% due 12/15/2027	200	208

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	175	169

Seadrill Finance Ltd.
8.375% due 08/01/2030	350	366

Seagate HDD Cayman
4.091% due 06/01/2029	125	120
8.250% due 12/15/2029	100	109

Service Corp. International
5.750% due 10/15/2032	200	202

Shift4 Payments LLC
6.750% due 08/15/2032	200	209

Sirius XM Radio, Inc.
4.000% due 07/15/2028	100	94
5.000% due 08/01/2027	125	123

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028	300	314

SM Energy Co.
6.500% due 07/15/2028	50	50
6.625% due 01/15/2027	50	50

Sotera Health Holdings LLC
7.375% due 06/01/2031	325	338

Southwestern Energy Co.
4.750% due 02/01/2032	100	96
5.375% due 03/15/2030	100	100

Specialty Building Products Holdings LLC
6.375% due 09/30/2026	200	199

Spirit AeroSystems, Inc.
9.750% due 11/15/2030	400	447

SS&C Technologies, Inc.
6.500% due 06/01/2032	125	129

Standard Industries, Inc.
4.750% due 01/15/2028	200	196

Staples, Inc.
12.750% due 01/15/2030	88	72

Station Casinos LLC
4.500% due 02/15/2028	100	97
6.625% due 03/15/2032	200	205

Strathcona Resources Ltd.
6.875% due 08/01/2026	450	448

Sunoco LP
4.500% due 05/15/2029	100	96

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	300	314

TEGNA, Inc.
4.625% due 03/15/2028	425	407

Terex Corp.
6.250% due 10/15/2032 (a)	150	150

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029	500	475

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	200	198

TransDigm, Inc.
4.625% due 01/15/2029	150	145
6.000% due 01/15/2033	150	152
6.750% due 08/15/2028	100	103

Transocean Aquila Ltd.
8.000% due 09/30/2028	136	139

Transocean, Inc.
8.000% due 02/01/2027	100	100

Travel & Leisure Co.
6.000% due 04/01/2027	75	76
6.625% due 07/31/2026	100	102

TreeHouse Foods, Inc.
4.000% due 09/01/2028	375	348

118	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TriNet Group, Inc.
3.500% due 03/01/2029	$175	$163

Triumph Group, Inc.
9.000% due 03/15/2028	404	423

Twilio, Inc.
3.625% due 03/15/2029	100	93

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	125	130

Under Armour, Inc.
3.250% due 06/15/2026	100	97

United Airlines, Inc.
4.375% due 04/15/2026	150	148

United Rentals North America, Inc.
4.875% due 01/15/2028	100	99

Univision Communications, Inc.
4.500% due 05/01/2029	175	156
8.000% due 08/15/2028	150	154
8.500% due 07/31/2031	175	176

USA Compression Partners LP
7.125% due 03/15/2029	325	335

Valaris Ltd.
8.375% due 04/30/2030	625	644

Venture Global LNG, Inc.
7.000% due 01/15/2030	175	179
8.125% due 06/01/2028	325	339
9.875% due 02/01/2032	700	778

Victoria’s Secret & Co.
4.625% due 07/15/2029	75	66

Viking Cruises Ltd.
5.875% due 09/15/2027	200	200

Viper Energy Partners LP
5.375% due 11/01/2027	25	25

Viper Energy, Inc.
7.375% due 11/01/2031	25	26

Virgin Media Vendor Financing Notes DAC
5.000% due 07/15/2028	175	169

Viridien
8.750% due 04/01/2027	250	244

Vmed O2 U.K. Financing PLC
7.750% due 04/15/2032	300	308

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VOC Escrow Ltd.
5.000% due 02/15/2028	$100	$99

Walgreens Boots Alliance, Inc.
8.125% due 08/15/2029	75	75

Wayfair LLC
7.250% due 10/31/2029 (a)	100	103

White Cap Buyer LLC
6.875% due 10/15/2028	200	202

Williams Scotsman, Inc.
6.625% due 06/15/2029	100	103

Wrangler Holdco Corp.
6.625% due 04/01/2032	200	208

Wynn Resorts Finance LLC
6.250% due 03/15/2033	300	304

Zayo Group Holdings, Inc.
4.000% due 03/01/2027	200	179

ZoomInfo Technologies LLC
3.875% due 02/01/2029	175	162

		42,141

UTILITIES 1.0%

Aethon United BR LP
7.500% due 10/01/2029 (a)	275	279

Antero Midstream Partners LP
6.625% due 02/01/2032	175	181

Archrock Partners LP
6.625% due 09/01/2032	175	180

Calpine Corp.
4.500% due 02/15/2028	375	366
5.125% due 03/15/2028	225	222

Edison International
8.125% due 06/15/2053 •	75	79

Vistra Operations Co. LLC
6.875% due 04/15/2032	200	211

		1,518

Total Corporate Bonds & Notes (Cost $50,598)		52,207

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 4.3%

U.S. Treasury Notes
4.625% due 06/30/2025	$6,700	$6,724

Total U.S. Treasury Obligations (Cost $6,695)		6,724

	SHARES
COMMON STOCKS 0.4%

HEALTH CARE 0.4%

Amsurg Equity «(c)(d)	11,642	628

Total Common Stocks (Cost $486)		628

Total Investments in Securities (Cost $151,616)		153,911

INVESTMENTS IN AFFILIATES 4.8%

SHORT-TERM INSTRUMENTS 4.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%

PIMCO Short-Term Floating NAV Portfolio III	777,537	7,571

Total Short-Term Instruments (Cost $7,570)		7,571

Total Investments in Affiliates (Cost $7,570)		7,571

Total Investments 102.8% (Cost $159,186)		$161,482

Financial Derivative Instruments (e)(f) 0.1% (Cost or Premiums, net $537)		104

Other Assets and Liabilities, net (2.9)%		(4,516)

Net Assets 100.0%		$157,070

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.

(d) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$486	$628	0.40%

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	119

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(335) at a weighted average interest rate of 5.421%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	23	$4,790	$9	$0	$(9)
U.S. Treasury 5-Year Note December Futures	12/2024	74	8,131	21	0	(27)

Total Futures Contracts				$30	$0	$(36)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2029	1.714%	$400	$54	$2	$56	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$495	$32	$7	$39	$0	$0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	4,175	302	28	330	1	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	7,400	543	8	551	1	(1)

					$877	$43	$920	$2	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2031	$	3,425	$(145)	$32	$(113)	$9	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		700	(37)	10	(27)	2	0

							$(182)	$42	$(140)	$11	$0

Total Swap Agreements							$749	$87	$836	$14	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$14	$14	$0	$(36)	$ (1)	$(37)

Cash of $1,728 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

120	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024	$	5,500	$(58)	$148	$90	$0

	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	03/20/2025		12,000	(154)	191	37	0

Total Swap Agreements									$(212)	$339	$127	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
JPM	$0	$0	$127	$127	$0	$0	$0	$0	$127	$0	$127

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$3	$0	$0	$11	$14

Over the counter
Swap Agreements	$0	$0	$0	$0	$127	$127

	$0	$3	$0	$0	$138	$141

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$37	$37

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	121

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$99	$99
Swap Agreements	0	347	0	0	(1)	346

	$0	$347	$0	$0	$98	$445

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Swap Agreements	0	0	0	0	231	231

	$0	$0	$0	$1	$231	$232

	$0	$347	$0	$1	$329	$677

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$46	$46
Swap Agreements	0	(45)	0	0	43	(2)

	$0	$(45)	$0	$0	$89	$44

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1)	$0	$(1)
Swap Agreements	0	0	0	0	(80)	(80)

	$0	$0	$0	$(1)	$(80)	$(81)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$85,679	$8,673	$94,352
Corporate Bonds & Notes
Banking & Finance	0	8,548	0	8,548
Industrials	150	41,991	0	42,141
Utilities	0	1,518	0	1,518
U.S. Treasury Obligations	0	6,724	0	6,724
Common Stocks
Health Care	0	0	628	628

	$150	$144,460	$9,301	$153,911

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,571	$0	$0	$7,571

Total Investments	$7,721	$144,460	$9,301	$161,482

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	14	0	14
Over the counter	0	127	0	127

	$0	$141	$0	$141

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(37)	$0	$(37)

Total Financial Derivative Instruments	$0	$104	$0	$104

Totals	$7,721	$144,564	$9,301	$161,586

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,515	$3,570	$(195)	$1	$0	$30	$3,752	$0	$8,673	$39
Common Stocks
Health Care	576	0	0	0	0	52	0	0	628	52

Totals	$2,091	$3,570	$(195)	$1	$0	$82	$3,752	$0	$9,301	$91

122	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$202	Comparable Companies	EBITDA Multiple	X	15.500	—
	332	Recent Transaction	Purchase Price		100.000	—
	8,139	Third Party Vendor	Broker Quote		99.999-103.500	100.407
Common Stocks
Health Care	628	Comparable Companies	EBITDA Multiple	X	15.500	—

Total	$9,301

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	123

Schedule of Investments	PIMCO Low Duration Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.8%

AI Silk Midco Ltd.
8.351% (EURIBOR 6MO + 5.000%) due 03/04/2031 ~	EUR	3,500	$3,884

Aligned Data Centers International LP
8.426% (TSFR3M + 3.500%) due 05/16/2028 «~		$10,700	10,653

Altice France SA
9.185% (EURIBOR 3MO + 5.500%) due 08/15/2028 ~	EUR	499	420
10.801% (TSFR3M + 5.500%) due 08/15/2028 ~		$5,989	4,506

American Airlines, Inc.
10.294% due 04/20/2028		6,146	6,328

Avolon TLB Borrower 1 U.S. LLC
6.961% due 06/22/2028		2,526	2,534

Broadcom, Inc.
5.980% due 08/14/2026 «		37,650	37,556

Carnival Corp.
7.595% due 10/18/2028		1,522	1,527

DirecTV Financing LLC
9.960% due 08/02/2027		1,005	1,007

Envision Healthcare Corp.
11.078% due 07/20/2026 «		9,435	9,435
13.203% due 11/03/2028 «		35,788	37,040

Finastra U.S.A., Inc.
TBD% due 09/13/2029 «µ		254	254
TBD% due 09/13/2029 «		2,434	2,455

iHeartCommunications, Inc.
7.960% due 05/01/2026		4,791	4,165

Lealand Finance Co. BV
7.960% due 06/30/2027		156	84

Lealand Finance Co. BV (5.969% Cash and 3.000% PIK)
8.969% due 12/31/2027 (c)		654	250

Market Bidco Ltd.
8.292% (EURIBOR 3MO + 4.750%) due 11/04/2027 ~	EUR	6,334	7,018

Poseidon Bidco SASU
8.345% (EURIBOR 3MO + 5.000%) due 03/13/2030 ~		16,300	14,073

Project Hudson II
7.730% due 05/29/2026 «		$5,000	5,045

SCUR-Alpha 1503 GmbH
9.136% (EURIBOR 3MO + 5.500%) due 03/29/2030 ~	EUR	9,100	9,854
10.752% due 03/29/2030		$16,451	15,723

Softbank Vision Fund II
6.000% due 12/23/2025 «		22,627	22,367

Subcalidora 2 SARL
9.095% (EURIBOR 3MO + 5.750%) due 08/14/2029 «~	EUR	7,900	8,618

Syniverse Holdings, Inc.
11.604% due 05/13/2027		$6,674	6,608

TransDigm, Inc.
7.104% due 02/28/2031		46,687	46,557

U.S. Renal Care, Inc.
9.960% due 06/20/2028		2,094	1,917

Upfield BV
8.178% (EURIBOR 6MO + 4.500%) due 01/03/2028 ~	EUR	17,300	19,269

VakifBank
TBD% due 12/15/2028 «µ		8,000	8,935

Westmoreland Mining Holdings LLC
8.000% due 03/15/2029		$90	59

Windstream Services LLC
8.945% due 02/23/2027 «		4,860	4,860
11.195% due 09/21/2027		9,661	9,681

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		681	640

Total Loan Participations and Assignments (Cost $300,853)			303,322

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 16.8%

BANKING & FINANCE 9.5%

Alamo Re Ltd.
12.296% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		$3,000	$3,109
15.796% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		3,200	3,376

Ally Financial, Inc.
5.800% due 05/01/2025		2,900	2,911

Armor RE Ltd.
14.852% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		1,200	1,251

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		6,230	5,819

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	26,441	28,815

Banco Santander SA
5.552% due 03/14/2028 •		$16,000	16,354
6.527% due 11/07/2027 •		9,200	9,601
6.607% due 11/07/2028		7,200	7,815

Bank of America Corp.
3.824% due 01/20/2028 •		700	692
4.827% due 07/22/2026 •		800	801

Bank of Montreal
4.567% due 09/10/2027 •		9,700	9,775
5.821% (SOFRINDX + 0.880%) due 09/10/2027 ~		11,000	11,021

Bank of Nova Scotia
4.404% due 09/08/2028 •		10,400	10,438
4.900% due 06/04/2025 •(j)(k)		1,326	1,311
5.925% (SOFRRATE + 1.000%) due 09/08/2028 ~		10,100	10,113

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		4,200	4,310
6.134% (SOFRINDX + 1.070%) due 02/16/2028 ~		7,900	7,921

Barclays PLC
4.837% due 09/10/2028 •		5,300	5,346
5.674% due 03/12/2028 •		1,900	1,952
6.224% due 05/09/2034 •		12,386	13,349
6.408% (SOFRRATE + 1.490%) due 03/12/2028 ~		4,500	4,536
6.496% due 09/13/2027 •		18,300	18,961

Bayou Re Ltd.
13.046% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		500	518
23.102% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		600	641

BNP Paribas SA
5.497% due 05/20/2030 •		9,800	10,159

BPCE SA
5.203% due 01/18/2027		4,500	4,586
6.612% due 10/19/2027 •		26,300	27,308

CaixaBank SA
6.684% due 09/13/2027 •		12,400	12,900

Cape Lookout Re Ltd.
12.546% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		600	613

CBRE Services, Inc.
5.500% due 04/01/2029		700	730

Charles River Re Ltd.
11.296% due 05/10/2031 •		250	258

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(d)		300	30
4.450% due 08/17/2026 ^(d)		200	21
5.950% due 10/20/2025 ^(d)		200	20
6.000% due 07/16/2025 ^(d)		200	21
6.450% due 11/07/2024 ^(d)		600	63

Citigroup, Inc.
3.106% due 04/08/2026 •		400	396

CoStar Group, Inc.
2.800% due 07/15/2030		6,420	5,786

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(d)		1,400	110
3.125% due 10/22/2025 ^(d)		1,600	122

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 10/22/2030 ^(d)		$700	$56

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,500	693

Credit Agricole SA
4.631% due 09/11/2028 •		$3,200	3,215
6.134% (SOFRRATE + 1.210%) due 09/11/2028 ~		6,200	6,230

Credit Suisse AG AT1 Claim		37,150	4,736

Danske Bank AS
5.427% due 03/01/2028 •		4,500	4,614
5.705% due 03/01/2030 •		4,400	4,587

Deutsche Bank AG
3.547% due 09/18/2031 •		3,732	3,480
4.999% due 09/11/2030 •		2,800	2,816
6.720% due 01/18/2029 •		1,568	1,660
7.146% due 07/13/2027 •		3,500	3,644

East Lane Re Ltd.
13.796% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		2,800	2,810

EPR Properties
4.750% due 12/15/2026		627	625
4.950% due 04/15/2028		316	313

Everglades Re II Ltd.
15.046% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		2,660	2,777
16.046% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		2,660	2,771
17.296% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		2,660	2,781

F&G Global Funding
5.875% due 06/10/2027		4,900	5,023

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		12,400	11,920
3.815% due 11/02/2027		2,104	2,029
4.542% due 08/01/2026		1,300	1,290
4.950% due 05/28/2027		11,205	11,180
5.125% due 11/05/2026		7,400	7,439
5.800% due 03/05/2027		22,200	22,610
6.125% due 03/08/2034		400	405
6.438% (SOFRRATE + 1.450%) due 11/05/2026 ~		11,000	11,016
7.350% due 11/04/2027		400	425

Gateway Re Ltd.
4.546% (T-BILL 1MO) due 12/23/2028 ~		900	884

GLP Capital LP
4.000% due 01/15/2031		1,000	938
5.300% due 01/15/2029		902	918

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		1,600	1,574
4.223% due 05/01/2029 •		1,800	1,790
5.049% due 07/23/2030 •		1,400	1,437
6.484% due 10/24/2029 •		24,200	26,065

Hexagon RE Ltd.
12.178% due 01/07/2031 ~	EUR	1,962	2,179

HSBC Holdings PLC
2.357% due 08/18/2031 •		$6,935	6,099
2.848% due 06/04/2031 •		7,565	6,889
4.041% due 03/13/2028 •		3,070	3,039
4.583% due 06/19/2029 •		1,000	1,001
5.887% due 08/14/2027 •		13,700	14,077

Integrity Re Ltd.
21.546% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		1,100	1,167
27.546% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		500	537

Intesa Sanpaolo SpA
7.200% due 11/28/2033		4,200	4,786

Jackson National Life Global Funding
5.550% due 07/02/2027		8,800	9,043

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		900	879
3.960% due 01/29/2027 •		1,700	1,691
4.005% due 04/23/2029 •		1,763	1,744
4.323% due 04/26/2028 •		600	601
4.979% due 07/22/2028 •		7,200	7,342

124	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.581% due 04/22/2030 •		$400	$420
6.070% due 10/22/2027 •		19,200	19,902
6.143% (SOFRRATE + 0.930%) due 07/22/2028 ~		21,200	21,400

KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 04/03/2049 «	EUR	8,781	745

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025		3,500	3,768

Kizuna RE Pte Ltd.
7.352% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		$600	610

Lloyds Banking Group PLC
3.750% due 01/11/2027		13,045	12,903
5.462% due 01/05/2028 •		11,000	11,249

Longleaf Pine Re Ltd.
22.046% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		1,700	1,848

Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		10,200	10,580

Morgan Stanley
4.679% due 07/17/2026 •		600	599
5.123% due 02/01/2029 •		1,100	1,128
6.138% due 10/16/2026 •		500	508

Morgan Stanley Bank NA
6.185% (SOFRRATE + 0.940%) due 07/14/2028 ~		52,600	52,797

Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,325
4.302% due 03/08/2029 •		5,600	5,550
6.557% due 10/18/2027 •		17,800	18,537

Nature Coast Re Ltd.
14.546% (T-BILL 3MO + 10.000%) due 12/07/2030 ~		2,066	2,143

NatWest Group PLC
4.445% due 05/08/2030 •		7,400	7,351
4.892% due 05/18/2029 •		1,430	1,445
5.076% due 01/27/2030 •		6,400	6,521
5.583% due 03/01/2028 •		12,200	12,517
6.255% (SOFRRATE + 1.250%) due 03/01/2028 ~		7,000	7,058
6.370% (SOFRRATE + 1.300%) due 11/15/2028 ~		16,100	16,250

New Metro Global Ltd.
4.500% due 05/02/2026		200	145
4.625% due 10/15/2025		200	164

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		900	804
5.300% due 09/13/2027		2,200	2,197

Nomura Holdings, Inc.
5.594% due 07/02/2027		700	721
6.589% (SOFRRATE + 1.250%) due 07/02/2027 ~		8,400	8,451

Orange Capital RE DAC
11.199% due 01/08/2027 ~	EUR	1,800	1,997

Polestar Re Ltd.
15.046% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		$1,500	1,500
17.796% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		4,900	5,064

Principal Life Global Funding
4.600% due 08/19/2027		6,700	6,793

Purple Re Ltd.
13.546% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		1,800	1,859

Quercus Re DAC
11.674% due 01/06/2031 ~	EUR	300	331

Royal Bank of Canada
5.069% due 07/23/2027 •		$15,000	15,232
6.014% (SOFRRATE + 0.790%) due 07/23/2027 ~		21,800	21,840

Sabine Re Ltd.
12.796% (T-BILL 1MO + 8.250%) due 04/07/2031 ~		600	625

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		2,200	2,096
3.823% due 11/03/2028 •		1,700	1,663

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.534% due 01/10/2029 •		$2,200	$2,332

SBA Tower Trust
4.831% due 10/15/2029 (b)		10,700	10,654

Societe Generale SA
6.447% due 01/12/2027 •		29,000	29,521

Standard Chartered PLC
6.750% due 02/08/2028 •		5,219	5,470

Sumitomo Mitsui Financial Group, Inc.
5.316% due 07/09/2029		7,800	8,121

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		5,900	5,936
5.913% (SOFRRATE + 0.980%) due 09/10/2027 ~		4,000	4,025

Taranis Reinsurance DAC
9.688% due 01/07/2031 ~	EUR	1,200	1,319
11.938% due 01/08/2031 ~		1,700	1,903

Ter Finance Jersey Ltd.
0.000% due 01/02/2025 «(g)		$3,300	3,246

Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		1,300	1,344
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		800	825
13.602% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		500	515

UBS AG
1.250% due 08/07/2026		500	475
7.500% due 02/15/2028		1,450	1,593

UBS Group AG
3.091% due 05/14/2032 •		4,400	3,970
3.250% due 04/02/2026 •	EUR	3,800	4,225
4.194% due 04/01/2031 •		$3,550	3,468
4.664% due 01/16/2026 ~	EUR	5,950	6,638
5.428% due 02/08/2030 •		$8,200	8,480
5.959% due 01/12/2034 •		4,805	5,140
6.327% due 12/22/2027 •		11,500	11,972
6.373% due 07/15/2026 •		22,450	22,699
6.442% due 08/11/2028 •		33,850	35,617
6.537% due 08/12/2033 •		1,100	1,215
7.750% due 03/01/2029 •	EUR	8,600	10,964
9.016% due 11/15/2033 •		$2,800	3,540

Uniti Group LP
6.500% due 02/15/2029		14,653	12,738
10.500% due 02/15/2028		13,093	13,986

Ursa Re Ltd.
10.046% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		3,600	3,729
13.296% (T-BILL 3MO + 8.750%) due 12/07/2026 ~		4,600	4,852

VICI Properties LP
3.750% due 02/15/2027		8,000	7,809
3.875% due 02/15/2029		3,700	3,547
4.500% due 09/01/2026		4,600	4,583
4.500% due 01/15/2028		3,219	3,180
4.625% due 06/15/2025		18,629	18,530
5.750% due 02/01/2027		200	204

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(d)		3,158	0

Wells Fargo & Co.
3.526% due 03/24/2028 •		300	294
4.540% due 08/15/2026 •		2,700	2,696
5.707% due 04/22/2028 •		3,000	3,098
6.303% due 10/23/2029 •		14,100	15,090

Winston RE Ltd.
16.296% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		400	421

			1,039,284

INDUSTRIALS 5.1%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		416	389
3.600% due 09/15/2028		230	223

Altice France SA
3.375% due 01/15/2028	EUR	400	316
5.125% due 01/15/2029		$400	281

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 07/15/2029		$1,000	$704
5.500% due 01/15/2028		3,500	2,548
5.500% due 10/15/2029		1,700	1,193
5.875% due 02/01/2027	EUR	300	263
8.125% due 02/01/2027		$2,800	2,292

Altria Group, Inc.
3.125% due 06/15/2031	EUR	1,900	2,059

Amdocs Ltd.
2.538% due 06/15/2030		$3,300	2,949

American Airlines Pass-Through Trust
2.875% due 01/11/2036		803	702
3.000% due 04/15/2030		194	183
3.200% due 12/15/2029		717	681
3.350% due 04/15/2031		587	556
3.375% due 11/01/2028		15,953	15,168
3.575% due 07/15/2029		929	897
3.600% due 03/22/2029		777	752
3.650% due 08/15/2030		767	733
3.700% due 04/01/2028		556	538

Arrow Electronics, Inc.
5.150% due 08/21/2029		5,400	5,487

BAT Capital Corp.
6.343% due 08/02/2030		2,000	2,166

Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	197
6.125% due 11/21/2026		1,900	1,960
6.375% due 11/21/2030		400	428

Boeing Co.
2.196% due 02/04/2026		7,600	7,322
6.259% due 05/01/2027		27,300	28,204
6.298% due 05/01/2029		3,570	3,757
6.388% due 05/01/2031		4,400	4,680

British Airways Pass-Through Trust
2.900% due 09/15/2036		6,679	5,941
3.300% due 06/15/2034		714	671

Carvana Co. (11.000% Cash and 13.000% PIK)
24.000% due 06/01/2030 (c)		26,621	28,527

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (c)		22,253	25,833

CDW LLC
2.670% due 12/01/2026		15,100	14,541
4.250% due 04/01/2028		15,000	14,837

CVS Pass-Through Trust
7.507% due 01/10/2032		54	58

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		456	427

DISH DBS Corp.
5.250% due 12/01/2026		21,040	19,483
5.750% due 12/01/2028		14,310	12,530

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (c)		81	14

Gazprom PJSC Via Gaz Capital SA
2.250% due 11/22/2024	EUR	900	877
2.500% due 03/21/2026		16,200	12,623
8.625% due 04/28/2034		$300	233

GE HealthCare Technologies, Inc.
4.800% due 08/14/2029		1,300	1,325

Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,093	2,602
5.106% due 03/15/2034		3,938	5,189

Howmet Aerospace, Inc.
4.850% due 10/15/2031		$4,100	4,188

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	6,200	7,409

Imperial Brands Finance PLC
3.500% due 07/26/2026		$19,000	18,636

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		27,287	26,176

IQVIA, Inc.
6.250% due 02/01/2029		3,600	3,829

JetBlue Pass-Through Trust
4.000% due 05/15/2034		2,621	2,522

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	12,600	13,501

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	125

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marriott International, Inc.
4.800% due 03/15/2030		$5,100	$5,174

Mitchells & Butlers Finance PLC
5.619% due 12/15/2030 ~		3,570	3,350
6.013% due 12/15/2030	GBP	235	310

National Football League
5.480% due 10/05/2028 «(l)		$18,600	19,154

Netflix, Inc.
3.875% due 11/15/2029	EUR	645	748

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$9,500	9,344
4.345% due 09/17/2027		23,270	22,694
4.810% due 09/17/2030		5,600	5,308

NPC Ukrenergo
6.875% due 11/09/2028		800	510

Petroleos de Venezuela SA
5.375% due 04/12/2027		3,300	321
5.500% due 04/12/2037		4,350	434
6.000% due 11/15/2026		3,434	335
6.000% due 05/16/2034		1,810	176
9.750% due 05/17/2035		840	92

Petroleos Mexicanos
6.700% due 02/16/2032		25,103	22,522
6.950% due 01/28/2060		3,028	2,173

Prime Property Development Corp. Ltd.
5.250% due 09/30/2029 «		12,400	12,194

Prosus NV
1.288% due 07/13/2029	EUR	5,000	4,993

Quanta Services, Inc.
5.250% due 08/09/2034		$5,600	5,728

Rolls-Royce PLC
3.625% due 10/14/2025		2,000	1,973
4.625% due 02/16/2026	EUR	889	1,006
5.750% due 10/15/2027		$14,288	14,743
5.750% due 10/15/2027	GBP	3,043	4,157

Sherwin-Williams Co.
4.550% due 03/01/2028		$5,900	5,980

Sprint Spectrum Co. LLC
5.152% due 09/20/2029		2,230	2,253

Syngenta Finance NV
4.892% due 04/24/2025		1,198	1,195

Thames Water Utilities Finance PLC
3.500% due 02/25/2028	GBP	200	196
4.375% due 01/18/2031	EUR	200	162
4.375% due 07/03/2034	GBP	500	491
6.500% due 02/09/2032		100	99
7.125% due 04/30/2031		400	405

Times Square Hotel Trust
8.528% due 08/01/2026		$71	71

Topaz Solar Farms LLC
4.875% due 09/30/2039		415	376
5.750% due 09/30/2039		3,309	3,292

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		453	447
4.625% due 12/03/2026		182	182

U.S. Renal Care, Inc.
10.625% due 06/28/2028		187	164

Uber Technologies, Inc.
4.300% due 01/15/2030		4,500	4,487

United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,131	1,012
5.875% due 04/15/2029		19,766	20,191

Valaris Ltd.
8.375% due 04/30/2030		160	165

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,800	1,702
3.875% due 11/01/2033		2,000	1,795

Venture Global LNG, Inc.
8.125% due 06/01/2028		10,000	10,432
8.375% due 06/01/2031		2,000	2,113
9.500% due 02/01/2029		2,100	2,367
9.875% due 02/01/2032		21,800	24,238

Volkswagen Group of America Finance LLC
5.250% due 03/22/2029		22,600	23,083

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Windstream Escrow LLC
7.750% due 08/15/2028		$1,800	$1,803

Yellowstone Energy LP
5.750% due 12/31/2026 «		867	859

			556,599

UTILITIES 2.2%

FORESEA Holding SA
7.500% due 06/15/2030		326	313

Gazprom PJSC via Gaz Finance PLC
2.950% due 04/15/2025	EUR	65,900	56,851

ONEOK, Inc.
4.250% due 09/24/2027		$8,400	8,410
4.400% due 10/15/2029		4,600	4,586

Pacific Gas & Electric Co.
2.100% due 08/01/2027		14,923	13,988
2.500% due 02/01/2031		200	175
3.150% due 01/01/2026		25,470	24,997
3.250% due 06/01/2031		28,900	26,326
3.300% due 03/15/2027		1,510	1,469
3.300% due 12/01/2027		6,710	6,477
3.500% due 06/15/2025		11,026	10,906
3.750% due 07/01/2028		5,599	5,453
4.300% due 03/15/2045		479	401
4.550% due 07/01/2030		11,197	11,115
4.650% due 08/01/2028		800	803
4.950% due 06/08/2025		12,700	12,693
5.450% due 06/15/2027		7,100	7,272
5.900% due 06/15/2032		9,280	9,826
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~		22,000	22,010

Rio Oil Finance Trust
8.200% due 04/06/2028		7,320	7,506
9.750% due 01/06/2027		3,257	3,373

			234,950

Total Corporate Bonds & Notes (Cost $1,836,083)			1,830,833

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		16	17

Total Municipal Bonds & Notes (Cost $16)			17

U.S. GOVERNMENT AGENCIES 67.0%

Fannie Mae
5.745% due 09/25/2042 •		4	4
6.000% due 04/25/2043		3	4
7.336% due 09/01/2037 •		1,453	1,477

Freddie Mac
0.924% due 01/25/2031 ~(a)		203,692	2,742
3.364% due 10/25/2046 ~		547	532
3.500% due 11/01/2046		485	462
4.000% due 08/01/2047		901	878
7.869% due 12/25/2047 ~		176	177

Ginnie Mae
3.000% due 01/20/2052 - 06/20/2052		56,121	51,200
3.500% due 05/20/2052 - 10/20/2052		33,421	31,406
3.625% due 07/20/2045 - 12/20/2045 •		1,527	1,548
5.000% due 01/20/2049		7	8
6.217% due 10/20/2066 •		882	888

Ginnie Mae, TBA
2.500% due 10/01/2054		18,900	16,659
3.000% due 11/01/2054		10,100	9,220
3.500% due 10/01/2054		50,000	46,980
4.000% due 11/01/2054		32,900	31,834
4.500% due 11/01/2054		73,500	72,560
5.000% due 11/01/2054		71,500	71,598

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security
2.500% due 09/01/2040 - 02/01/2051	$429,058	$375,963
3.000% due 03/01/2030 - 12/01/2052	85,765	79,675
3.500% due 08/01/2047 - 03/01/2050	22,714	21,442
4.000% due 06/01/2038 - 10/01/2052	58,123	56,619
4.500% due 10/01/2025 - 10/01/2053	168,707	165,996
5.000% due 08/01/2052 - 08/01/2054	162,254	162,279
5.500% due 01/01/2053 - 05/01/2054	151,221	153,151
6.000% due 01/01/2029 - 07/01/2054	206,554	211,278
6.500% due 02/01/2026 - 04/01/2054	377,352	389,333
7.000% due 03/01/2031 - 10/01/2054	87,150	90,580

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2054	195,682	175,861
3.500% due 11/01/2054	160,900	149,969
4.000% due 10/01/2054 - 11/01/2054	640,236	615,433
4.500% due 11/01/2054 - 12/01/2054	215,100	211,690
5.000% due 11/01/2054	637,600	637,326
5.500% due 10/01/2054 - 11/01/2054	739,532	748,166
6.000% due 11/01/2054	1,397,130	1,427,962
6.500% due 10/01/2054 - 11/01/2054	1,110,430	1,144,824
7.000% due 10/01/2054	131,600	136,729

Total U.S. Government Agencies (Cost $7,359,255)		7,294,453

U.S. TREASURY OBLIGATIONS 9.8%

U.S. Treasury Bonds
2.750% due 08/15/2047 (q)	1,000	781
3.000% due 08/15/2048 (q)	80	65
3.000% due 02/15/2049 (q)	10	8
4.625% due 05/15/2054	149,800	162,521

U.S. Treasury Inflation Protected Securities (i)
0.125% due 04/15/2025 (o)(q)	31,145	30,591
0.125% due 10/15/2025 (o)	21,819	21,398
0.125% due 07/15/2030	38,348	35,673
0.125% due 01/15/2031 (q)	2,054	1,888
0.125% due 07/15/2031	73,861	67,597
0.250% due 01/15/2025 (o)(q)	104,485	103,205
0.250% due 07/15/2029 (o)	65,782	62,433
0.250% due 02/15/2050 (q)	6,141	4,082
0.375% due 07/15/2025 (o)	45,239	44,595
0.375% due 01/15/2027 (o)(q)	3,592	3,491
0.375% due 07/15/2027 (o)(q)	977	950
0.625% due 07/15/2032 (q)	92,556	86,703
0.625% due 02/15/2043 (q)	1,094	880
0.750% due 07/15/2028 (o)	11,847	11,587
0.750% due 02/15/2042 (q)	1,114	929
0.750% due 02/15/2045 (q)	5,743	4,596
0.875% due 01/15/2029 (o)	38,531	37,626
0.875% due 02/15/2047 (q)	6,385	5,133
1.000% due 02/15/2046 (q)	3,319	2,768
1.000% due 02/15/2048 (q)	7,398	6,085
1.000% due 02/15/2049	23,511	19,203
1.375% due 07/15/2033 (q)	90,928	89,678
1.375% due 02/15/2044 (q)	1,080	986
1.500% due 02/15/2053	22,009	19,919
1.750% due 01/15/2034	28,855	29,190
1.875% due 07/15/2034	196,565	201,450
2.125% due 02/15/2040 (q)	582	608
2.125% due 02/15/2041 (q)	575	602
2.375% due 01/15/2025 (o)	15,044	14,945

Total U.S. Treasury Obligations (Cost $1,109,491)		1,072,166

126	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 19.2%

225 Liberty Street Trust
4.501% due 02/10/2036	$12,990	$11,434
4.803% due 02/10/2036 ~	30,350	24,447

Adjustable Rate Mortgage Trust
5.230% due 11/25/2035 ~	61	44
5.469% due 03/25/2036 •	4,523	1,291
5.598% due 10/25/2035 ~	62	58
5.772% due 06/25/2035 ~	2,119	2,038
7.023% due 08/25/2035 ~	34	34

American Home Mortgage Assets Trust
5.094% due 03/25/2047 •	1,965	1,637
5.159% due 12/25/2046 •	3,881	3,290
6.063% due 10/25/2046 •	3,144	2,094

American Home Mortgage Investment Trust
5.869% due 09/25/2035 •	345	352
6.700% due 06/25/2036 þ	8,911	1,319
6.876% due 12/25/2035 •	11,032	2,066
7.100% due 06/25/2036 þ	3,816	564

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	906	919

Ashford Hospitality Trust
6.519% due 04/15/2035 •	10,000	9,938
6.844% due 06/15/2035 •	3,000	2,970
6.844% due 06/15/2035	15,150	14,999
7.244% due 06/15/2035 •	6,000	5,915
7.244% due 06/15/2035	9,900	9,759
7.369% due 04/15/2035 •	23,253	22,855
8.144% due 06/15/2035 •	6,600	6,490

Atrium Hotel Portfolio Trust
7.044% due 12/15/2036 •	8,450	8,142
7.344% due 12/15/2036 •	7,242	6,836
7.694% due 06/15/2035 •	3,805	3,793

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «	9,400	7,288
7.211% due 09/15/2038 •	6,000	5,401
7.361% due 03/15/2037 •	6,500	6,458
7.961% due 09/15/2038 •	16,700	13,916

BAMLL Re-REMIC Trust
6.014% due 06/17/2050 ~	100	23

Banc of America Alternative Loan Trust
5.913% due 10/25/2036 ~	2,317	699

Banc of America Funding Trust
5.400% due 05/20/2036 ~	43	38
5.455% due 10/20/2036 •	6,394	4,867
5.455% due 12/20/2046 •	4,435	3,604
5.715% due 09/20/2035 ~	22	18
6.388% due 04/25/2037 þ	85	71

Banc of America Mortgage Trust
4.683% due 01/25/2036 ~	16	14
5.130% due 11/20/2046 ~	158	143

Barclays Commercial Mortgage Securities Trust
7.785% due 07/15/2037 •	5,576	5,278

Barclays Commercial Real Estate Trust
4.715% due 08/10/2033 ~	8,800	7,406

BCAP LLC Trust
3.970% due 03/27/2036 ~	571	400
4.560% due 10/26/2037 ~	163	163
4.619% due 11/26/2036 ~	1,309	1,052
5.329% due 03/25/2037 •	6,627	5,874
6.500% due 06/26/2037 ~	7,414	1,859

Bear Stearns Adjustable Rate Mortgage Trust
5.069% due 01/25/2035 ~	2	2

Bear Stearns ALT-A Trust
4.542% due 11/25/2035 ~	276	250
4.765% due 09/25/2047 ~	11,907	6,981

Bear Stearns Mortgage Funding Trust
5.129% due 01/25/2037 •	7,498	6,645

Bear Stearns Structured Products, Inc. Trust
5.515% due 01/26/2036 ~	194	144

Benchmark Mortgage Trust
3.404% due 12/15/2062 ~	11,595	8,902
3.626% due 09/15/2048 ~	3,000	2,773

BINOM Securitization Trust
4.441% due 08/25/2057 ~	9,683	9,519

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Braemar Hotels & Resorts Trust
6.519% due 06/15/2035 •	$3,344	$3,316

BWAY Mortgage Trust
7.411% due 09/15/2036 •	7,124	5,732
8.061% due 09/15/2036 •	8,195	5,815

BX Trust
6.857% due 10/15/2036 •	13,200	13,102
7.107% due 10/15/2036 •	16,040	15,918
7.364% due 05/15/2035 •	6,285	6,275
7.814% due 05/15/2035 •	3,600	3,590

Cascade Funding Mortgage Trust
4.000% due 10/25/2068 ~	1,126	1,116

Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	12,123	11,049
3.250% due 09/25/2064 ~	9,862	8,962

Chase Mortgage Finance Trust
6.000% due 05/25/2036	10,832	4,757
6.715% due 02/25/2037 ~	439	428

ChaseFlex Trust
6.000% due 02/25/2035	2,134	1,626

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.219% due 06/25/2036 •	167	159

CIM Trust
4.500% due 03/25/2062 ~	52,064	51,349

Citicorp Mortgage Securities Trust
6.000% due 05/25/2037	889	808

Citigroup Commercial Mortgage Trust
3.635% due 05/10/2035 ~	6,556	6,205
7.111% due 10/15/2036 •	15,070	14,707
7.511% due 10/15/2036 •	19,910	19,305
8.111% due 10/15/2036 •	13,270	12,823

Citigroup Mortgage Loan Trust
0.000% due 05/01/2060 ~	307,767	272,751

CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037	4,349	4,105
6.500% due 06/25/2037	38	34

Colony Mortgage Capital Ltd.
6.711% due 11/15/2038 •	7,850	7,513
7.954% due 11/15/2038 •	8,000	6,993

COLT Mortgage Loan Trust
5.903% due 12/25/2068 þ	3,713	3,762
6.393% due 06/25/2069 þ	7,280	7,433

Countrywide Alternative Loan Trust
5.000% due 08/25/2035	2,375	1,442
5.275% due 07/20/2046 •	70	59
5.329% due 04/25/2046 •	892	824
5.355% due 09/20/2046 •	923	793
5.369% due 02/25/2036 •	106	65
5.500% due 04/25/2035	854	597
5.500% due 12/25/2035	159	142
5.500% due 03/25/2036	38	16
6.000% due 12/25/2034	1,903	1,735
6.000% due 03/25/2036	371	167
6.000% due 08/25/2036 •	419	394
6.000% due 03/25/2037	940	370
6.000% due 05/25/2037	8,053	3,656
6.083% due 08/25/2046 •	1,585	1,410
6.095% due 11/20/2035 •	16	9
6.503% due 11/25/2047 •	2,689	2,270

Countrywide Asset-Backed Certificates Trust
5.689% due 11/25/2035 •	289	287

Countrywide Home Loan Mortgage Pass-Through Trust
3.774% due 04/25/2035 ~	89	65
4.423% due 11/25/2037 ~	14,127	12,956
4.502% due 09/20/2036 ~	656	582
5.239% due 04/25/2035 •	108	102
5.500% due 11/25/2035	28	15
5.569% due 05/25/2035 •	705	595
5.609% due 03/25/2035 •	57	50
6.000% due 02/25/2037	5,997	2,323
7.786% due 10/20/2034 ~	63	63

Countrywide Home Loan Reperforming REMIC Trust
5.329% due 03/25/2035 •	1,638	1,556

Credit Suisse Commercial Mortgage Trust
5.737% due 01/15/2049 ~	15,000	11,722

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		$188	$113
6.059% due 03/25/2032 ~		38	36

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		23,947	23,888
6.421% due 10/25/2037 ~		29,818	18,004
7.011% due 07/15/2038 •		4,460	3,408
7.016% due 06/01/2050 ~		5,239	5,228
7.344% due 07/15/2032 •		2,798	2,737
7.511% due 07/15/2038 •		7,000	3,654

CRSNT Commercial Mortgage Trust
6.414% due 04/15/2036 •		16,000	15,499
6.764% due 04/15/2036 •		9,000	8,675

DBGS Mortgage Trust
7.861% due 10/15/2036 •		19,393	14,680

DC Commercial Mortgage Trust
6.314% due 09/12/2040		4,300	4,515

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.269% due 03/25/2037 •		178	165
5.389% due 08/25/2047 •		13,393	12,529

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ		50	44
6.386% due 10/25/2036 þ		50	44

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
4.542% due 06/27/2037 ~		9,064	8,005

Downey Savings & Loan Association Mortgage Loan Trust
5.389% due 10/19/2036 •		273	159

DROP Mortgage Trust
7.461% due 10/15/2043 •		15,648	13,943

Eurosail PLC
5.799% due 09/13/2045 •	GBP	1,154	1,537

Extended Stay America Trust
0.000% due 07/15/2038 ~(a)		$2,331,350	3
6.291% due 07/15/2038 •		55,690	55,665
7.461% due 07/15/2038 •		7,575	7,600

First Horizon Mortgage Pass-Through Trust
5.424% due 02/25/2036 ~		10	10
5.750% due 05/25/2037		70	25

GCAT Trust
4.250% due 05/25/2067 ~		3,979	3,883
6.007% due 01/25/2059 þ		3,879	3,918
6.085% due 06/25/2059 þ		5,432	5,515

GS Mortgage Securities Corp. Trust
7.014% due 12/15/2036 •		3,182	3,156
7.264% due 12/15/2036 •		3,614	3,577
7.864% due 12/15/2036 •		1,000	986

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		14,094	13,195

GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~		1,156	990
0.000% due 01/25/2061 ~(a)		189,977	5,173
0.000% due 12/25/2061 ~(a)		384	375
0.140% due 01/25/2061 ~(a)		185,534	852
2.750% due 01/25/2061 ~		136,746	129,769
3.250% due 01/25/2061 ~		12,636	11,472
3.500% due 01/25/2061 ~		8,832	8,073
3.875% due 01/25/2061 ~		7,473	6,885
3.881% due 12/25/2061 ~		231,186	201,784
4.250% due 01/25/2061 ~		4,076	3,793
4.750% due 01/25/2061 ~		3,533	3,312
5.595% due 01/25/2061 ~		3,303	2,983

GSMPS Mortgage Loan Trust
3.911% due 06/25/2034 ~		1,428	1,314

GSR Mortgage Loan Trust
5.051% due 11/25/2035 ~		3	3

HarborView Mortgage Loan Trust
5.124% due 06/19/2045 •		724	328
5.973% due 12/19/2036 •		4,634	4,019

Harvest Commercial Capital Loan Trust
3.290% due 09/25/2046 ~		816	808

Hawaii Hotel Trust
7.394% due 05/15/2038 •		7,810	7,783
7.554% due 05/15/2038 •		18,016	17,956

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	127

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
5.959% due 07/25/2035 •	$3,203	$2,789

Impac CMB Trust
5.216% due 12/25/2032 þ	40	40

Impac Secured Assets Trust
5.609% due 03/25/2036 •	1,057	854

Independence Plaza Trust
4.356% due 07/10/2035	1,600	1,522

IndyMac INDA Mortgage Loan Trust
4.745% due 08/25/2037 ~	85	82

IndyMac INDX Mortgage Loan Trust
3.439% due 05/25/2037 ~	8,363	6,677
3.943% due 05/25/2037 ~	1,249	845
4.285% due 09/25/2035 ~	45	37
5.329% due 01/25/2037 •	7,470	6,706

InTown Mortgage Trust
8.782% due 08/15/2039 •	9,800	9,841

JP Morgan Alternative Loan Trust
4.288% due 05/25/2036 ~	94	54
4.325% due 10/25/2036 ~	7,893	6,939
4.573% due 12/25/2036 ~	27	26
5.648% due 12/25/2035 ~	400	288

JP Morgan Chase Commercial Mortgage Securities Trust
0.613% due 10/05/2040 ~(a)	51,900	745
6.241% due 02/12/2051 ~	137	138
7.211% due 12/15/2036 •	3,810	546
7.235% due 10/05/2040	5,500	5,908
7.311% due 09/15/2029 •	7,700	6,438
7.561% due 09/15/2029 •	8,698	6,510

JP Morgan Mortgage Trust
4.504% due 05/25/2036 ~	201	165
4.750% due 01/25/2063 ~	15,405	15,167
5.084% due 08/25/2036 ~	512	402
5.460% due 06/25/2037 ~	197	153
6.000% due 09/25/2035	5,089	3,633
6.500% due 09/25/2035	93	60

Lavender Trust
6.250% due 10/26/2036	1,012	472

Legacy Mortgage Asset Trust
4.875% due 10/25/2068 þ	8,998	9,030
4.892% due 10/25/2066 þ	4,818	4,821
4.991% due 09/25/2060 ~	641	642
6.710% due 01/28/2070 •	7	7

Lehman Mortgage Trust
6.000% due 08/25/2036	355	275
6.000% due 09/25/2037	85	81

Lehman XS Trust
5.329% due 12/25/2036 •	5,920	5,639
5.349% due 09/25/2046 •	149	130

LUXE Commercial Mortgage Trust
6.964% due 10/15/2038 •	18,339	18,327

MASTR Adjustable Rate Mortgages Trust
5.179% due 04/25/2046 •	182	162

MASTR Alternative Loan Trust
6.750% due 07/25/2036	395	143

MASTR Reperforming Loan Trust
8.000% due 08/25/2034	1,477	1,170

Merrill Lynch Alternative Note Asset Trust
5.569% due 03/25/2037 •	582	142

Merrill Lynch Mortgage Investors Trust
5.603% due 11/25/2035 •	29	28
5.689% due 08/25/2035 •	1,900	1,803

MFA Trust
5.570% due 09/25/2067 þ	16,311	16,291
6.105% due 12/25/2068 þ	4,652	4,696

MFT Trust
3.358% due 02/10/2042	5,000	3,435
3.593% due 02/10/2042 ~	6,815	4,315

Morgan Stanley Bank of America Merrill Lynch Trust
4.908% due 12/15/2046 ~	3,925	3,804

Morgan Stanley Capital Trust
6.794% due 11/15/2034 •	5,400	5,359
7.455% due 12/15/2036 •	9,000	425
7.594% due 11/15/2034 •	20,993	20,733

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Capital Holdings Trust
3.865% due 09/13/2039 ~	$2,681	$2,143

Mortgage Equity Conversion Asset Trust
4.400% due 01/25/2042 •	2,907	2,857

MRCD Mortgage Trust
2.718% due 12/15/2036	19,530	14,180

Natixis Commercial Mortgage Securities Trust
4.193% due 04/10/2037 ~	21,999	15,811
4.932% due 06/17/2038 ~	11,706	11,016

New Orleans Hotel Trust
6.133% due 04/15/2032 •	3,300	3,250
6.733% due 04/15/2032 •	12,440	11,869

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	4,232	4,075
3.500% due 10/25/2059 ~	1,730	1,639

New York Mortgage Trust
3.750% due 02/25/2068 ~	1,781	1,698

NLT Trust
3.200% due 10/25/2062 ~	3,386	3,083

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.015% due 04/25/2036 ~	2,005	1,742
5.159% due 06/25/2037 •	3,308	2,645

Nomura Resecuritization Trust
5.869% due 01/25/2037 •	19,267	18,279

OBX Trust
5.928% due 11/25/2063 þ	5,595	5,657
6.030% due 01/25/2064 þ	6,573	6,690
6.233% due 05/25/2064 þ	5,570	5,671
6.465% due 10/25/2063 þ	8,715	8,863
6.844% due 04/25/2063 þ	4,217	4,308
7.159% due 10/25/2063 þ	11,289	11,593

PRET LLC
7.125% due 04/25/2054 þ	13,921	14,055

PRKCM Trust
6.431% due 05/25/2059 þ	944	964
7.225% due 11/25/2058 þ	4,815	4,932

PRPM LLC
3.750% due 03/25/2054 þ	920	898
4.000% due 11/25/2053 þ	1,031	1,009
4.000% due 01/25/2054 þ	915	902
4.000% due 05/25/2054 þ	912	899
4.200% due 12/25/2064 þ	2,272	2,232

PRPM Trust
6.221% due 11/25/2068 þ	1,506	1,527

RBSSP Resecuritization Trust
5.001% due 01/26/2036 ~	2,151	1,980

RCKT Mortgage Trust
6.808% due 09/25/2043 ~	2,567	2,611

Residential Accredit Loans, Inc. Trust
5.289% due 01/25/2037 •	10,375	9,235
5.349% due 07/25/2036 •	123	111
5.973% due 09/25/2046 •	5,232	4,804
6.000% due 09/25/2036	328	137
6.483% due 09/25/2045 •	146	125

Sequoia Mortgage Trust
5.855% due 09/20/2034 •	8	7

SFO Commercial Mortgage Trust
7.611% due 05/15/2038 •	23,560	21,603
8.111% due 05/15/2038 •	5,000	4,341

Starwood Mortgage Trust
6.961% due 04/15/2034 •	7,734	7,610
7.511% due 04/15/2034 •	10,000	9,840

Structured Adjustable Rate Mortgage Loan Trust
5.269% due 02/25/2037 •	2,160	2,028
5.365% due 09/25/2035 ~	112	100
6.857% due 04/25/2034 ~	1	1

Structured Asset Mortgage Investments Trust
5.229% due 03/25/2037 •	897	329
5.509% due 08/25/2035 •	232	211

Structured Asset Securities Corp.
5.219% due 07/25/2035 •	11,982	10,858
5.229% due 05/25/2043 •	6,579	6,047

Structured Asset Securities Corp. Mortgage Loan Trust
5.219% due 05/25/2036 •	12,848	10,351

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TBW Mortgage-Backed Trust
5.329% due 01/25/2037 •		$14,471	$3,114
6.470% due 09/25/2036 þ		473	13
6.620% due 03/25/2037 þ		8,915	1,921

Thornburg Mortgage Securities Trust
5.609% due 09/25/2043 •		9	9

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	32,403	43,453

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$3,801	3,639
3.250% due 07/25/2056 ~		1,024	1,011
3.750% due 07/25/2062 ~		7,611	7,281
3.750% due 09/25/2062		80,201	77,116

Tower Bridge Funding PLC
6.127% due 01/20/2066 •	GBP	11,197	15,039

Uropa Securities PLC
5.529% due 10/10/2040 •		2,541	3,165

VASA Trust
6.461% due 07/15/2039 •		$10,800	9,338
6.961% due 07/15/2039 •		10,000	7,473

Verus Securitization Trust
5.799% due 07/25/2069 þ		2,644	2,674
6.192% due 06/25/2069 þ		8,637	8,809
6.259% due 12/25/2068 þ		3,778	3,841
6.876% due 11/25/2068 ~		3,491	3,581

Waikiki Beach Hotel Trust
6.874% due 12/15/2033 •		5,000	4,934
7.424% due 12/15/2033 •		8,650	8,522

WaMu Commercial Mortgage Securities Trust
5.912% due 11/23/2043 ~		325	325
7.207% due 03/23/2045 ~		9,393	9,177

WaMu Mortgage Pass-Through Certificates Trust
4.367% due 02/25/2037 ~		164	144
4.390% due 12/25/2046 •		103	89
5.058% due 10/25/2035 ~		2,740	2,502
5.529% due 11/25/2045 •		1,451	1,356
5.549% due 12/25/2045 •		1,408	1,407
5.949% due 11/25/2034 •		190	178
6.323% due 11/25/2042 •		30	28
6.806% due 09/25/2033 ~		15	14

Warwick Finance Residential Mortgages PLC
5.902% due 12/21/2049	GBP	7,389	9,908

Wells Fargo Mortgage-Backed Securities Trust
6.440% due 11/25/2037 ~		$121	108
6.574% due 04/25/2036 ~		431	416
6.714% due 10/25/2037 ~		10,045	8,683
7.413% due 09/25/2033 ~		22	21

Total Non-Agency Mortgage-Backed Securities (Cost $2,281,733)			2,093,638

ASSET-BACKED SECURITIES 24.7%

Aames Mortgage Trust
6.950% due 11/25/2031 þ		401	404
7.150% due 01/25/2032 þ		229	231

ABFC Trust
5.719% due 06/25/2037 •		4,091	3,373

AccessLex Institute
5.821% due 09/26/2033 •		1,296	1,289

Accredited Mortgage Loan Trust
5.229% due 09/25/2036 •		925	919

ACE Securities Corp. Home Equity Loan Trust
5.409% due 05/25/2037 •		13,207	2,086
6.919% due 11/25/2034 •		2,267	2,242

ACHV ABS Trust
5.900% due 04/25/2031		478	482

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		3,605	3,607

AmeriCredit Automobile Receivables Trust
5.750% due 02/18/2028		16,000	16,085
5.943% due 02/18/2028 •		14,700	14,704

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.031% due 06/25/2033 •		622	525
5.719% due 01/25/2036 •		400	391

128	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.914% due 07/25/2035 •		$4,213	$4,125
6.319% due 03/25/2033 •		135	130

Anchorage Capital CLO Ltd.
6.401% due 10/15/2031 •		2,991	2,993

Arbour CLO DAC
4.461% due 03/15/2033 •	EUR	25,000	27,829

Ares European CLO DAC
4.808% due 10/21/2033 •		21,076	23,500

Argent Securities Trust
5.269% due 06/25/2036 •		$3,133	1,616
5.349% due 03/25/2036 •		5,000	4,607
5.449% due 07/25/2036 •		1,049	285

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.919% due 05/25/2034 •		793	654

Asset-Backed Securities Corp. Home Equity Loan Trust
3.933% due 01/25/2036 •		8,120	7,333
5.944% due 06/25/2035 •		2,000	1,798

Ayresome CDO Ltd.
8.830% due 12/08/2045 •		2,515	611

Barings Loan Partners CLO Ltd.
6.802% due 07/20/2033 •		6,500	6,512

Bastille Euro CLO DAC
4.835% due 01/15/2034 •	EUR	50,000	55,687

Bayview Financial Mortgage Pass-Through Trust
6.260% due 04/28/2036 •		$310	309

Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		3,800	3,838
5.670% due 04/15/2027		5,793	5,808

Bear Stearns Asset-Backed Securities Trust
5.319% due 06/25/2047 •		25,753	23,454
5.869% due 08/25/2034 •		7,495	7,397
6.569% due 10/25/2037 •		31,075	30,602
6.919% due 08/25/2035 •		17,757	17,280

Bear Stearns Structured Products, Inc. Trust
6.969% due 03/25/2037 •		7,000	6,829

Betony CLO Ltd.
6.597% due 04/30/2031 •		1,283	1,284

BlueMountain CLO Ltd.
6.643% due 07/15/2031 •		9,116	9,122

BlueMountain Fuji EUR CLO DAC
4.595% due 01/15/2033 •	EUR	10,200	11,368

BofA Auto Trust
5.350% due 11/15/2028		$4,400	4,493
5.570% due 12/15/2026		7,100	7,138

Bridgecrest Lending Auto Securitization Trust
5.340% due 04/17/2028		3,300	3,328
5.540% due 02/16/2027		1,400	1,403

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •		8,700	8,772

Carlyle Global Market Strategies CLO Ltd.
6.524% due 07/20/2031 •		8,223	8,233

Carmax Select Receivables Trust
5.780% due 09/15/2027		2,700	2,723
6.072% due 09/15/2027 •		1,500	1,501

Carrington Mortgage Loan Trust
5.159% due 06/25/2037 •		4,429	4,358
5.494% due 02/25/2036 •		183	181
5.959% due 06/25/2035 •		18,727	18,642
6.769% due 05/25/2035 •		15,328	13,183

Carvana Auto Receivables Trust
0.800% due 01/10/2027		4,557	4,460
4.260% due 10/10/2029		10,700	10,704
4.310% due 09/10/2030		6,225	6,217
5.080% due 03/11/2030		5,691	5,838
5.500% due 08/10/2027		5,662	5,680
5.620% due 01/10/2029		2,200	2,236
5.710% due 07/10/2028		4,100	4,172
5.710% due 07/10/2029		3,000	3,106
5.740% due 11/13/2029		1,873	1,931
5.760% due 04/12/2027		4,536	4,551
5.900% due 08/10/2027		6,500	6,533
5.980% due 12/10/2027		4,321	4,353
6.090% due 11/10/2026		763	765
6.160% due 10/10/2028		3,100	3,165
6.160% due 09/10/2029		5,319	5,565

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043		$1,124	$1,050

Cedar Funding CLO Ltd.
6.374% due 05/29/2032 •		7,000	7,011

Centerline Logistics Corp.
9.250% due 12/15/2027 «		338	342
9.750% due 12/15/2027 «		381	385

Centex Home Equity Loan Trust
4.830% due 06/25/2034 þ		4,956	4,903
5.619% due 03/25/2033 •		1,033	1,029
6.019% due 10/25/2035 •		1,528	1,518

Chase Auto Owner Trust
5.220% due 07/25/2029		13,000	13,299
5.250% due 09/27/2027		16,700	16,817
5.520% due 06/25/2029		17,400	17,872
5.530% due 09/27/2027		12,800	12,898
5.660% due 05/26/2027		15,708	15,798

CIFC Funding Ltd.
6.494% due 04/20/2030 •		1,587	1,589
6.525% due 04/24/2031 •		1,337	1,338

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •		13,792	14,031

Citigroup Mortgage Loan Trust
5.404% due 11/25/2036 •		502	499
5.629% due 02/25/2035 •		342	326
5.659% due 10/25/2035 •		800	737

College Avenue Student Loans LLC
4.130% due 12/26/2047		1,200	1,155
6.169% due 12/26/2047 •		889	884
6.619% due 11/26/2046 •		354	354

Conseco Finance Corp.
7.500% due 03/01/2030 ~		2,764	852

Conseco Finance Securitizations Corp.
6.709% due 09/01/2033 •		1,517	1,518

Countrywide Asset-Backed Certificates Trust
4.298% due 12/25/2034 •		1,002	960
5.219% due 06/25/2047 •		170	166
5.229% due 04/25/2046 •		1,505	1,420
5.249% due 06/25/2047 •		7,216	6,618
5.269% due 03/25/2047 •		3,132	3,082
5.374% due 09/25/2046 •		1,669	1,393
5.409% due 05/25/2037 •		16,641	15,992
5.409% due 05/25/2047 •		3,742	3,566
5.449% due 04/25/2037 •		37	32
5.449% due 03/25/2047 •		10,109	8,659
5.469% due 01/25/2046 •		5,149	4,914
5.499% due 02/25/2035 ~		4,460	4,149
5.659% due 05/25/2036 •		122	122
5.669% due 03/25/2036 •		4,475	3,963
5.709% due 08/25/2047 •		20,681	20,143
5.869% due 10/25/2047 •		8	8

CPS Auto Receivables Trust
5.880% due 02/15/2028		10,602	10,669
6.130% due 09/15/2026		3,423	3,431

Credit-Based Asset Servicing & Securitization CBO Ltd.
8.770% due 02/16/2041 •		128,899	2,432
8.840% due 12/15/2034 •		10,528	807

Credit-Based Asset Servicing & Securitization LLC
3.390% due 03/25/2034 •		113	121

CVC Cordatus Loan Fund DAC
4.322% due 08/15/2032 •	EUR	1,231	1,370

DLLMT LLC
5.080% due 02/22/2027		$10,500	10,577

ECMC Group Student Loan Trust
6.445% due 05/25/2067 •		1,626	1,626

Ellington Loan Acquisition Trust
6.069% due 05/25/2037 •		9,148	8,957

Elmwood CLO Ltd.
6.916% due 01/17/2034 •		11,500	11,500
6.986% due 12/11/2033 •		41,800	41,908

EMC Mortgage Loan Trust
7.969% due 11/25/2030 •		3,751	3,737

Ent Auto Receivables Trust
6.240% due 01/16/2029		2,000	2,040
6.260% due 11/15/2029		1,000	1,036

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Fleet Financing LLC
4.980% due 08/21/2028		$3,300	$3,362
5.310% due 04/20/2027		4,000	4,044

Exeter Automobile Receivables Trust
5.280% due 08/15/2030		4,000	4,039
5.600% due 05/17/2027		22,400	22,467
5.820% due 02/15/2027		11,900	11,929
6.310% due 10/15/2027		500	504

FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,100	1,138
5.540% due 04/16/2029		3,700	3,789
5.760% due 11/15/2027		7,600	7,657

FHF Issuer Trust
5.690% due 02/15/2030		6,968	7,063
6.790% due 10/15/2029		5,667	5,789

Finance of America Structured Securities Trust
3.000% due 09/25/2061 þ		12,278	11,861
6.500% due 04/25/2073 þ		4,179	4,226

First Franklin Mortgage Loan Trust
5.089% due 11/25/2036 •		1,657	1,524
5.269% due 05/25/2036 •		2,700	2,634
5.279% due 07/25/2036 •		201	195
5.449% due 04/25/2036 •		7,600	7,080

First Investors Auto Owner Trust
6.440% due 10/16/2028		5,466	5,540

First NLC Trust
2.775% due 05/25/2035 •		8,891	7,885

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		6,866	6,914

Fremont Home Loan Trust
5.109% due 11/25/2036 •		3,622	2,124

GLS Auto Receivables Issuer Trust
4.920% due 01/15/2027		7,005	7,003
5.340% due 06/15/2028		11,500	11,532
5.520% due 11/15/2027		22,400	22,515
5.690% due 03/15/2029		12,259	12,355
5.770% due 06/15/2027		11,500	11,545

GLS Auto Select Receivables Trust
5.580% due 06/17/2030		8,300	8,411
6.370% due 06/15/2028		7,088	7,194

GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029		20,400	20,845
5.350% due 06/16/2027		8,200	8,263
5.702% due 06/16/2027 •		9,200	9,200

Golub Capital Partners CLO Ltd.
6.564% due 04/20/2031 •		1,711	1,712

GreenSky Home Improvement Trust
5.550% due 06/25/2059		400	411
5.880% due 06/25/2059		2,200	2,226

GreenState Auto Receivables Trust
5.530% due 08/16/2027		8,237	8,273

Greywolf CLO Ltd.
6.706% due 01/27/2031 •		5,447	5,452

GSAA Home Equity Trust
5.209% due 05/25/2047 •		1,470	852
5.409% due 03/25/2047 •		5,125	1,819
5.869% due 08/25/2037 •		44	42
6.741% due 03/25/2036 þ		3,740	1,073

GSAMP Trust
5.109% due 03/25/2047 •		10,679	9,842
5.309% due 01/25/2037 •		654	638
5.449% due 09/25/2036 •		8,550	3,051
5.719% due 01/25/2034 •		2,019	1,995
5.944% due 06/25/2034 •		478	493

Harley Davidson Motorcycle Trust
4.310% due 07/16/2029		15,700	15,699
4.620% due 08/16/2027		28,100	28,113
5.650% due 02/16/2027		9,800	9,842

Hayfin Emerald CLO
5.425% due 01/25/2037 •	EUR	9,800	10,977

Henley CLO DAC
4.675% due 04/25/2034 •		10,900	12,142

Hertz Vehicle Financing LLC
3.730% due 09/25/2026		$7,030	6,969

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	129

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hildene TruPS Securitization Ltd.
7.143% due 05/22/2039 •		$36,053	$35,782

Home Equity Asset Trust
5.569% due 07/25/2036 •		2,258	2,141

Home Equity Loan Trust
5.159% due 04/25/2037 •		9,762	9,313
5.199% due 04/25/2037 •		435	418

Home Equity Mortgage Loan Asset-Backed Trust
5.159% due 04/25/2037 •		15,027	10,293
5.349% due 06/25/2036 •		25	26
6.214% due 03/25/2035 •		2,328	2,300

Honda Auto Receivables Owner Trust
4.890% due 02/22/2027		51,500	51,756

HSI Asset Loan Obligation Trust
4.487% due 12/25/2036 •		56	16

Hyundai Auto Lease Securitization Trust
4.620% due 04/17/2028		9,300	9,402
4.770% due 03/15/2027		5,500	5,532
5.800% due 12/15/2026		13,300	13,470

Hyundai Auto Receivables Trust
4.840% due 03/15/2029		6,000	6,107

Invesco Euro CLO DAC
4.553% due 10/30/2038 •	EUR	11,800	13,136

John Deere Owner Trust
4.360% due 08/16/2027		$49,500	49,547

JP Morgan Mortgage Acquisition Corp.
5.554% due 01/25/2036 •		7,446	7,591
5.869% due 09/25/2035 •		3,400	3,040
5.929% due 06/25/2035 •		7,474	6,363

JP Morgan Mortgage Acquisition Trust
5.179% due 10/25/2036 •		230	228
5.419% due 07/25/2036 •		5,000	4,538

KKR CLO Ltd.
6.563% due 04/15/2031 •		1,041	1,042

LCCM Trust
6.661% due 11/15/2038 •		5,508	5,469

LCM Loan Income Fund Ltd.
6.574% due 04/20/2031 •		9,402	9,414

LCM Ltd.
6.562% due 07/20/2034 •		2,500	2,504

Lehman XS Trust
5.209% due 02/25/2037 •		2,947	2,810
5.289% due 02/25/2037 •		1,201	1,146

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029		776	774

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		1,815	1,779

Long Beach Mortgage Loan Trust
5.269% due 06/25/2036 •		8,009	3,837
5.269% due 09/25/2036 •		10,114	6,518
5.429% due 10/25/2036 •		34,163	11,281
5.569% due 02/25/2036 •		6,661	5,689
5.599% due 01/25/2046 •		2,799	2,691

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		10,200	10,414
5.590% due 02/17/2032		12,679	12,747

M&T Equipment Notes
4.990% due 08/18/2031		10,700	10,767

Magnetite Ltd.
6.835% due 10/25/2033 •		26,900	26,913

Marlay Park CLO DAC
4.425% due 10/15/2030 •	EUR	1,314	1,462

Marlette Funding Trust
7.130% due 12/15/2033		$8,416	8,572

MASTR Asset-Backed Securities Trust
5.069% due 01/25/2037 •		269	78
5.179% due 05/25/2037 •		70	68
6.694% due 06/25/2035 •		470	476

Merrill Lynch Mortgage Investors Trust
5.189% due 08/25/2037 •		1,079	564
5.259% due 08/25/2037 •		372	339
5.489% due 03/25/2037 •		829	769
5.489% due 04/25/2037 •		578	297
5.719% due 09/25/2035 •		4,071	4,010
5.769% due 08/25/2035 •		1,334	1,287

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

METAL LLC
4.581% due 10/15/2042		$2,491	$1,639

MF1 LLC
7.115% due 06/19/2037 •		21,913	21,947
7.600% due 09/17/2037 •		9,600	9,633

Morgan Stanley ABS Capital, Inc. Trust
5.219% due 07/25/2036 •		53	48
5.449% due 09/25/2036 •		6,633	2,291
5.509% due 03/25/2036 •		2,631	2,568
5.674% due 12/25/2034 •		74	71
5.709% due 01/25/2034 •		2,208	2,246
5.899% due 02/25/2035 •		1,075	984
5.919% due 07/25/2037 •		42,936	40,524
5.989% due 01/25/2035 •		1,158	1,176

Mountain View CLO Ltd.
6.761% due 04/15/2034 •		10,300	10,318

National Collegiate Student Loan Trust
5.289% due 10/27/2031 •		1,024	1,015
5.844% due 10/25/2033 •		254	253

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		2,211	2,050
1.330% due 04/15/2069		2,990	2,730
2.600% due 08/15/2068		2,058	1,973

Navient Student Loan Trust
6.295% due 08/26/2069 •		2,998	2,990
7.042% due 03/15/2072 •		10,879	10,969
7.230% due 03/15/2072		6,300	6,785

Nelnet Student Loan Trust
6.640% due 02/20/2041		3,789	3,879

Neuberger Berman Loan Advisers CLO Ltd.
6.873% due 10/24/2032 •		30,500	30,536

Newark BSL CLO Ltd.
6.516% due 07/25/2030 •		1,425	1,427

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.119% due 07/25/2036 •		12,127	11,356
5.629% due 11/25/2035 •		4,813	4,628
5.629% due 10/25/2036 •		2,025	457

NovaStar Mortgage Funding Trust
5.289% due 05/25/2036 •		743	733
5.884% due 10/25/2035 •		7,454	7,271
7.069% due 12/25/2034 •		74	65

Octagon Investment Partners Ltd.
6.508% due 04/16/2031 •		9,646	9,660

Octagon Loan Funding Ltd.
6.543% due 11/18/2031 •		9,409	9,420

OneMain Financial Issuance Trust
1.750% due 09/14/2035		2,500	2,397
4.890% due 10/14/2034		36,800	36,805
6.842% due 09/15/2036 •		4,400	4,472

Option One Mortgage Loan Trust Asset-Backed Certificates
5.659% due 11/25/2035 •		1,604	1,537

Ownit Mortgage Loan Trust
5.289% due 10/25/2037 •		9,236	9,442
5.389% due 01/25/2037 •		753	729
5.429% due 10/25/2037 •		5,034	5,181

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		516	516
6.093% due 11/15/2031		2,873	2,901
6.258% due 10/15/2031		7,208	7,283
6.319% due 08/15/2031		2,842	2,880
7.128% due 06/16/2031		3,573	3,581
7.228% due 07/15/2031		576	577
7.400% due 03/15/2030 ~		749	755
7.600% due 12/16/2030		1,743	1,753
8.258% due 12/16/2030 ~		1,270	1,283

Palmer Square CLO Ltd.
6.832% due 10/20/2033 •		18,300	18,300

Palmer Square European Loan Funding DAC
5.042% due 05/15/2033 •	EUR	10,032	11,212

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.704% due 09/25/2035 •		$4,580	4,464
6.004% due 05/25/2035 •		7,804	6,270
6.019% due 06/25/2035 •		4,980	4,179
6.694% due 09/25/2034 •		2,649	2,600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		$6,700	$6,746
5.040% due 09/15/2027		12,200	12,253

People’s Choice Home Loan Securities Trust
5.914% due 05/25/2035 •		653	606

Popular ABS Mortgage Pass-Through Trust
5.279% due 11/25/2036 •		7,166	6,236

Porsche Innovative Lease Owner Trust
4.670% due 11/22/2027		9,200	9,265
4.840% due 01/20/2027		6,200	6,224
5.865% due 01/20/2027 •		9,600	9,606

PRET LLC
2.487% due 07/25/2051 þ		7,675	7,634
2.487% due 10/25/2051 ~		3,127	3,126
2.487% due 10/25/2051 þ		18,979	18,917
3.721% due 07/25/2051 þ		22,934	22,755
4.843% due 09/25/2051 þ		39,391	39,287
4.868% due 07/25/2051 þ		9,972	9,866
4.992% due 02/25/2061 þ		1,405	1,406
8.112% due 11/25/2053 þ		8,562	8,693
8.497% due 10/25/2053 þ		44,743	45,638

PRET Trust
4.075% due 06/25/2064 ~		3,866	3,704

Quest Trust
5.549% due 08/25/2036 •		6,592	6,202

RAAC Trust
5.569% due 06/25/2044 •		1,147	982

Rad CLO Ltd.
6.875% due 01/25/2033 •		23,800	23,800

Regional Management Issuance Trust
5.830% due 07/15/2036		2,400	2,487

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		1,606	1,608

Residential Asset Mortgage Products Trust
5.554% due 03/25/2036 •		18,400	17,359
5.649% due 12/25/2035 •		1,069	941

Residential Asset Securities Corp. Trust
5.509% due 07/25/2036 •		1,145	1,006
5.599% due 02/25/2036 •		1,500	1,453
5.929% due 01/25/2036 •		2,608	2,484
5.944% due 09/25/2035 •		2,902	2,883

Rockford Tower Europe CLO DAC
5.075% due 04/24/2037 •	EUR	13,000	14,498

Santander Drive Auto Receivables Trust
4.720% due 06/15/2027		$16,000	15,985
4.850% due 01/16/2029		20,000	20,123
4.930% due 09/17/2029		8,900	8,978
4.960% due 11/15/2028		14,000	14,070
5.250% due 04/17/2028		1,700	1,714
5.630% due 01/16/2029		9,500	9,664
5.710% due 02/16/2027		9,631	9,656
5.910% due 06/15/2027		9,463	9,506

Saranac CLO Ltd.
6.615% due 06/22/2030 •		1,191	1,195

Saxon Asset Securities Trust
5.279% due 09/25/2037 •		3,671	3,510
5.449% due 10/25/2046 •		9,050	7,793
6.719% due 12/25/2037 •		2,084	1,978

SBNA Auto Lease Trust
4.560% due 02/22/2028		33,400	33,488
4.940% due 11/20/2026		23,500	23,542
5.560% due 11/22/2027		12,900	13,133
5.670% due 11/20/2026		9,000	9,051
6.520% due 04/20/2028		4,500	4,641

SCCU Auto Receivables Trust
5.450% due 12/15/2027		16,900	16,996
5.700% due 10/16/2028		5,000	5,104
5.700% due 08/15/2029		2,700	2,787
5.850% due 05/17/2027		5,216	5,238

Securitized Asset-Backed Receivables LLC Trust
5.409% due 01/25/2037 •		4,020	2,917
5.549% due 12/25/2035 •		223	218
5.584% due 01/25/2035 •		2,238	2,152
6.019% due 03/25/2035 •		157	156

Segovia European CLO DAC
4.444% due 01/18/2031 •	EUR	1,727	1,924

130	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031		$700	$712
4.950% due 05/21/2029		3,900	3,945
5.710% due 10/20/2027		8,739	8,786

SLM Student Loan Trust
6.195% due 03/25/2026 •		33,136	33,106

SMB Private Education Loan Trust
0.000% due 02/16/2055 «(g)		3	3,107
2.340% due 09/15/2034		449	445
3.940% due 02/16/2055		15,835	15,438
4.550% due 02/16/2055		7,678	7,482
4.950% due 02/16/2055		2,107	2,064
5.090% due 10/16/2056		2,300	2,336
5.500% due 06/17/2052		13,845	14,273
5.950% due 02/16/2055		3,185	3,127
6.442% due 07/15/2053 •		25,221	24,987
6.792% due 02/16/2055 •		15,835	15,910
7.142% due 10/16/2056 •		3,442	3,496

Soundview Home Loan Trust
5.079% due 01/25/2037 •		7,283	5,340
5.139% due 07/25/2037 •		4,329	3,831
5.169% due 06/25/2037 •		40,443	28,196
5.209% due 11/25/2036 •		5,757	1,620
5.269% due 03/25/2037 •		1,852	1,761
5.309% due 11/25/2036 •		3,327	936
5.919% due 09/25/2037 •		749	620
5.944% due 03/25/2036 •		1,000	945

Specialty Underwriting & Residential Finance Trust
5.065% due 12/25/2036 •		5,674	5,516

Steele Creek CLO Ltd.
6.614% due 04/21/2031 •		749	749

Structured Asset Investment Loan Trust
5.689% due 07/25/2035 •		1,299	1,229
5.794% due 05/25/2034 •		1,205	1,175
6.169% due 08/25/2034 •		12,730	12,858
6.332% due 09/25/2034 •		2,867	2,947

Structured Asset Securities Corp.
6.169% due 02/25/2035 •		542	548

Structured Asset Securities Corp. Mortgage Loan Trust
5.124% due 09/25/2036 •		704	437
5.349% due 12/25/2035 •		1,627	1,603

Tesla Electric Vehicle Trust
5.380% due 06/20/2028		11,000	11,181
5.380% due 02/20/2029		3,500	3,595

Theorem Funding Trust
6.060% due 12/15/2028		1,608	1,612

TIAA CLO Ltd.
6.422% due 01/20/2032 •		5,840	5,842

Towd Point Mortgage Trust
3.750% due 11/25/2058 ~		5,000	4,822
4.000% due 11/25/2058 ~		5,000	4,777
6.125% due 02/25/2064 ~		6,114	6,178

Trinitas Euro CLO DAC
4.618% due 10/20/2032 •	EUR	2,076	2,307

TruPS Financials Note Securitization Ltd.
6.645% due 09/20/2039 •		$2,804	2,779

United Auto Credit Securitization Trust
6.170% due 08/10/2026		761	763

Upstart Pass-Through Trust
4.300% due 05/20/2030		1,046	1,028
7.900% due 10/20/2028		2,971	3,022

Upstart Securitization Trust
3.120% due 03/20/2032		552	551
5.500% due 06/20/2032		2,937	2,933

Venture CLO Ltd.
6.823% due 01/15/2032 •		1,677	1,679

Volvo Financial Equipment LLC
4.560% due 05/17/2027		16,500	16,530

WAVE Trust
3.844% due 11/15/2042		3,945	3,631

Westlake Automobile Receivables Trust
5.440% due 05/17/2027		3,100	3,134
5.620% due 03/15/2027		11,200	11,233
5.750% due 08/16/2027		18,500	18,635
5.912% due 03/15/2027 •		4,300	4,305

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wind River CLO Ltd.
6.591% due 07/18/2031 •		$1,754	$1,756

World Omni Auto Receivables Trust
4.430% due 12/17/2029		16,400	16,534
4.780% due 01/18/2028		17,100	17,167
5.270% due 09/17/2029		6,000	6,154
5.480% due 09/15/2027		900	905
5.772% due 09/15/2027 •		800	800
5.812% due 01/18/2028 •		4,900	4,903

World Omni Select Auto Trust
4.980% due 02/15/2030		5,800	5,888
5.370% due 02/15/2028		7,600	7,654

Total Asset-Backed Securities (Cost $2,709,120)			2,688,873

SOVEREIGN ISSUES 6.4%

Argentina Government International Bond
0.750% due 07/09/2030 þ		9,962	5,998
1.000% due 07/09/2029		1,115	727
3.500% due 07/09/2041 þ		9,847	4,510
4.125% due 07/09/2035 þ		40,783	19,615
4.125% due 07/09/2046 þ		115	58
5.000% due 01/09/2038 þ		10,711	5,645

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2025 (g)	BRL	319,000	57,064
0.000% due 04/01/2025 (g)		474,560	82,589

Israel Government International Bond
1.750% due 08/31/2025	ILS	5,400	1,418
5.500% due 03/12/2034		$29,400	29,615

Mexico Government International Bond
2.750% due 11/27/2031 (i)	MXN	845,252	37,474
3.000% due 12/03/2026 (i)		710,658	34,046
4.000% due 11/30/2028 (i)		561,550	27,557
4.000% due 08/24/2034 (i)		65,895	3,117
7.000% due 09/03/2026		210,000	10,208
7.500% due 06/03/2027		282,600	13,808
7.750% due 05/29/2031		382,500	18,064
8.500% due 03/01/2029		617,200	30,576
8.500% due 05/31/2029		123,400	6,117

Peru Government International Bond
5.375% due 02/08/2035		$5,700	5,853
5.400% due 08/12/2034	PEN	10,974	2,783
6.150% due 08/12/2032		72,500	19,871
6.900% due 08/12/2037		36,110	10,045
6.950% due 08/12/2031		93,301	26,950
7.300% due 08/12/2033		65,500	19,114
7.600% due 08/12/2039		40,100	11,818

Romania Government International Bond
2.000% due 04/14/2033	EUR	5,000	4,334
3.750% due 02/07/2034		6,330	6,229
5.250% due 05/30/2032		10,700	11,968
5.375% due 03/22/2031		8,760	10,002
5.500% due 09/18/2028		9,500	11,089

Russia Government International Bond
5.250% due 06/23/2047		$12,400	3,751
5.625% due 04/04/2042		3,400	2,329
5.875% due 09/16/2043		1,800	1,232

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	108,500	5,627
8.000% due 01/31/2030		80,800	4,515
8.500% due 01/31/2037		246,200	12,385
8.875% due 02/28/2035		227,800	12,214
9.000% due 01/31/2040		55,000	2,788
10.500% due 12/21/2026		818,600	49,781

Turkey Government International Bond
4.250% due 03/13/2025		$23,900	23,904
5.250% due 03/13/2030		15,400	14,891
6.125% due 10/24/2028		2,500	2,558
7.625% due 04/26/2029		7,700	8,221
50.000% due 09/06/2028 ~	TRY	50,100	1,452
51.594% due 05/20/2026 ~		4,600	136
51.594% due 08/19/2026 ~		3,400	100
51.594% due 05/17/2028 ~		778,800	22,637

Ukraine Government International Bond
0.000% due 02/01/2030 þ(h)		$45	20
0.000% due 02/01/2034 þ(h)		167	57

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 02/01/2035 þ(h)	$141	$62
0.000% due 02/01/2036 þ(h)	118	51
1.750% due 02/01/2034 þ	246	110
1.750% due 02/01/2035 þ	328	142
1.750% due 02/01/2036 þ	246	106

Venezuela Government International Bond
6.000% due 06/30/2049	408	50
7.000% due 03/31/2038 ^(d)	124	17
7.650% due 04/21/2025 ^(d)	3,123	435
8.250% due 10/13/2024 ^(d)	2,021	283
9.000% due 05/07/2049	268	38
9.250% due 09/15/2027 ^(d)	729	116
9.250% due 05/07/2028 ^(d)	2,886	432
11.750% due 10/21/2026 ^(d)	130	22
11.950% due 08/05/2031 ^(d)	6,600	1,073

Total Sovereign Issues (Cost $728,325)		699,797

	SHARES
COMMON STOCKS 0.4%

COMMUNICATION SERVICES 0.0%

Clear Channel Outdoor Holdings, Inc. (e)	2,065,869	3,305

iHeartMedia, Inc. ‘A’ (e)	487,321	902

iHeartMedia, Inc. ‘B’ «(e)	378,169	630

Windstream Units «(e)	5,491	127

		4,964

CONSUMER DISCRETIONARY 0.1%

Neiman Marcus Group Ltd. LLC «(e)(l)	110,888	14,565

FINANCIALS 0.1%

Hipotecaria Su Casita SA «(e)	345,787	0

Intelsat Emergence SA «(l)	372,608	11,069

UBS Group AG	17,485	539

		11,608

HEALTH CARE 0.2%

Amsurg Equity «(e)(l)	317,945	17,146

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(l)	23,705	584

Forsea Holding SA «	7,901	195

Westmoreland Mining Holdings «(e)(l)	2,910	3

Westmoreland Mining LLC «(e)(l)	2,936	12

		794

Total Common Stocks (Cost $73,435)		49,077

WARRANTS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	4,542	8

Total Warrants (Cost $6,265)		8

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(j)	500,000	503

Total Preferred Securities (Cost $509)		503

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	131

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

Uniti Group, Inc.	3,766	$21

Total Real Estate Investment Trusts (Cost $24)		21

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (m) 0.2%
		17,200

SHORT-TERM NOTES 0.3%

Enterprise Fleet Financing LLC
5.493% due 07/21/2025	$27,224	27,306

GreenSky Home Improvement Trust
5.850% due 06/25/2025	123	123

		27,429

U.S. TREASURY BILLS 0.1%
4.847% due 11/05/2024 - 12/19/2024 (f)(g)(q)	8,546	8,487

Total Short-Term Instruments (Cost $53,032)		53,116

Total Investments in Securities (Cost $16,458,141)		16,085,824

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.2%

SHORT-TERM INSTRUMENTS 2.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%

PIMCO Short-Term Floating NAV Portfolio III	24,640,144	$239,921

Total Short-Term Instruments (Cost $239,661)		239,921

Total Investments in Affiliates (Cost $239,661)		239,921

Total Investments 149.9% (Cost $16,697,802)		$16,325,745

Financial Derivative Instruments (n)(p) 0.1% (Cost or Premiums, net $48,271)		14,550

Other Assets and Liabilities, net (50.0)%		(5,451,188)

Net Assets 100.0%		$10,889,107

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Security becomes interest bearing at a future date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.

132	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$13,286	$17,146	0.16%
Drillco Holding Lux SA	06/08/2023	474	584	0.00
Intelsat Emergence SA	06/19/2017 - 02/23/2024	25,427	11,069	0.10
National Football League 5.480% due 10/05/2028	03/14/2024	18,600	19,154	0.18
Neiman Marcus Group Ltd. LLC	09/25/2020	3,571	14,565	0.13
Westmoreland Mining Holdings	03/26/2019	9	3	0.00
Westmoreland Mining LLC	06/30/2023	19	12	0.00

		$61,386	$62,533	0.57%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.860%	09/30/2024	10/01/2024	$17,200	U.S. Treasury Notes 4.500% due 05/31/2029	$(17,544)	$17,200	$17,202

Total Repurchase Agreements						$(17,544)	$17,200	$17,202

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.1)%
Uniform Mortgage-Backed Security, TBA	1.500%	10/01/2054	$3,650	$(2,915)	$(2,884)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2039	22,000	(20,264)	(20,166)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2054	1,200	(1,007)	(994)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2054	393,000	(343,200)	(339,669)

Total Short Sales (4.1)%				$(367,386)	$(363,713)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$17,202	$0	$0	$17,202	$(17,544)	$(342)

Total Borrowings and Other Financing Transactions	$17,202	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(3,267) at a weighted average interest rate of 4.778%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR 118.750	10/25/2024	108	$108	$(26)	$(10)
Call - EUREX Euro-Bobl November 2024 Futures	120.250	10/25/2024	108	108	(26)	(49)
Put - EUREX Euro-Bund November 2024 Futures	133.000	10/25/2024	94	94	(50)	(21)
Call - EUREX Euro-Bund November 2024 Futures	136.000	10/25/2024	94	94	(58)	(47)

					$(160)	$(127)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	133

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	150	$150	$(79)	$(9)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	150	150	(75)	(10)

					$(154)	$(19)

Total Written Options					$(314)	$(146)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2024	126	$10,139	$(69)	$0	$(27)
U.S. Treasury 5-Year Note December Futures	12/2024	8,115	891,699	874	0	(2,980)
U.S. Treasury 10-Year Note December Futures	12/2024	10,791	1,233,209	(736)	0	(4,875)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	451	60,025	(177)	0	(352)
United Kingdom Long Gilt December Futures	12/2024	3,211	422,555	(5,106)	687	(816)

				$(5,214)	$687	$(9,050)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	1,131	$(271,327)	$458	$255	$0
3-Month SOFR Active Contract December Futures	03/2026	227	(55,048)	480	51	0
3-Month SOFR Active Contract June Futures	09/2025	1,196	(289,402)	(178)	389	0
3-Month SOFR Active Contract March Futures	06/2025	1,127	(271,846)	47	352	0
3-Month SOFR Active Contract March Futures	06/2026	214	(51,908)	426	40	0
3-Month SOFR Active Contract September Futures	12/2024	1,197	(285,095)	1,175	67	0
3-Month SOFR Active Contract September Futures	12/2025	174	(42,167)	393	48	0
Euro-Bobl December Futures	12/2024	668	(89,267)	(839)	0	(164)
Euro-Bund 10-Year Bond December Futures	12/2024	1,916	(287,757)	(3,721)	0	(917)
Euro-Buxl 30-Year Bond December Futures	12/2024	4	(607)	(6)	0	(5)
Euro-Schatz December Futures	12/2024	4	(477)	(2)	0	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	70	(8,281)	5	36	0
U.S. Treasury 30-Year Bond December Futures	12/2024	2,256	(280,167)	848	1,551	0

				$(914)	$2,789	$(1,086)

Total Futures Contracts				$(6,128)	$3,476	$(10,136)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	12/20/2025	0.150%	EUR	40,500	$(488)	$967	$479	$1	$0
Airbus Finance BV	1.000	Quarterly	06/20/2026	0.20		43,900	1,199	(520)	679	0	(8)
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.232		$5,600	53	(42)	11	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.295		300	4	(1)	3	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.341		4,600	76	(24)	52	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474		7,100	(37)	169	132	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2024	0.466		4,600	(111)	118	7	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	1.438		2,800	(56)	0	(56)	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.441		800	114	(3)	111	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.249		1,900	121	(98)	23	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.30		1,400	65	(16)	49	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.343		4,100	239	(4)	235	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.579		2,700	119	85	204	0	(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.918		7,200	306	464	770	0	(11)
General Electric Co.	1.000	Quarterly	12/20/2024	0.060		1,700	(30)	34	4	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101		16,000	100	146	246	0	(4)
General Electric Co.	1.000	Quarterly	12/20/2026	0.110		3,300	37	27	64	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.164	EUR	16,100	(1,220)	1,333	113	1	0

134	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	12/20/2025	0.215%	EUR	5,900	$(594)	$659	$65	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.269		4,600	(439)	504	65	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.299		12,500	(581)	798	217	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.345		3,500	(255)	324	69	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167		$18,400	59	(19)	40	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.301		2,100	48	(23)	25	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.326		20,900	493	(185)	308	3	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440		7,600	(5)	156	151	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474		1,900	(5)	45	40	0	0

							$(788)	$4,894	$4,106	$6	$(38)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-32 5-Year Index	1.000%	Quarterly	12/20/2024	$2,975	$(117)	$123	$6	$1	$0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	9,200	(295)	273	(22)	1	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	73,416	(2,805)	2,908	103	17	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	980	(81)	79	(2)	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	9,400	(766)	717	(49)	2	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	4,700	(320)	279	(41)	1	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	29,600	(1,378)	935	(443)	16	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	9,100	(317)	119	(198)	3	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	8,500	(254)	11	(243)	3	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	384	31	(12)	19	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	36,672	3,201	(881)	2,320	19	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	2,592	147	46	193	1	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	970	0	73	73	1	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	700	51	1	52	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	300	7	(2)	5	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,000	1	18	19	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	400	0	8	8	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	2,600	12	47	59	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,000	10	13	23	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	66,200	1,381	139	1,520	0	(1)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	136,800	3,087	13	3,100	0	(8)

					$1,592	$4,910	$6,502	$65	$(9)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	20,800	$(333)	$(117)	$(450)	$11	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		6,400	(27)	44	17	0	(2)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		3,000	(48)	12	(36)	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		13,700	(282)	459	177	0	(53)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	(207)	(207)	0	(34)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		19,770,000	360	3,094	3,454	248	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		52,610,000	5,322	4,979	10,301	710	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		15,440,000	200	(741)	(541)	222	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		6,157,600	(19)	1,075	1,056	106	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		7,950,000	453	(1,152)	(699)	139	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		3,007,000	873	1,692	2,565	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		908,000	0	568	568	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		$29,800	(201)	(543)	(744)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		65,000	(396)	(1,262)	(1,658)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		26,400	(171)	(473)	(644)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		26,600	(187)	(429)	(616)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		26,600	(185)	(417)	(602)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		26,600	(185)	(408)	(593)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		26,500	(182)	(477)	(659)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		26,500	(182)	(509)	(691)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		27,200	(197)	(441)	(638)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		63,600	(413)	(1,120)	(1,533)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		27,600	(183)	(509)	(692)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		62,900	(398)	(1,219)	(1,617)	0	(5)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	135

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	11/21/2024	$54,400	$(197)	$(695)	$(892)	$0	$(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	54,500	(190)	(757)	(947)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	56,000	(174)	(781)	(955)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	56,000	(175)	(715)	(890)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	426,700	(29)	12,298	12,269	94	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	212,300	23	6,076	6,099	36	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	28,600	(224)	(403)	(627)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	14,300	(112)	(202)	(314)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	57,200	(449)	(800)	(1,249)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	36,900	(285)	(481)	(766)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	27,500	(208)	(378)	(586)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025	52,800	(407)	(684)	(1,091)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025	22,000	(169)	(286)	(455)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025	52,800	(403)	(661)	(1,064)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	456,560	(3,285)	2,631	(654)	0	(278)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	1,031,690	704	2,750	3,454	0	(672)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	258,700	7,230	(219)	7,011	200	0
Receive	1-Day USD-SOFR Compounded-OIS	2.620	Annual	07/24/2025	155,900	1,169	1,379	2,548	139	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	168,200	2,140	6,892	9,032	243	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	120,800	26	4,793	4,819	174	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	261,800	(1,267)	213	(1,054)	419	0
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026	110,700	1,522	817	2,339	196	0
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026	169,300	2,421	964	3,385	300	0
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026	51,400	694	669	1,363	92	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	20,500	(35)	(1,157)	(1,192)	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	11,000	(11)	(626)	(637)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	41,000	(96)	(2,149)	(2,245)	0	(78)
Pay	1-Day USD-SOFR Compounded-OIS	4.300	Annual	03/21/2027	337,420	(430)	5,778	5,348	0	(684)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	05/18/2027	1,172,300	(2,877)	71,324	68,447	2,366	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	45,790	1,407	1,943	3,350	93	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	24,500	(123)	(252)	(375)	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	12,600	(65)	(48)	(113)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	2,600	(6)	7	1	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	33,150	2,389	(172)	2,217	73	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	33,200	(71)	310	239	0	(72)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,548	(1,416)	(2,699)	(4,115)	0	(91)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	36,150	824	(567)	257	85	0
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	14,300	(333)	(36)	(369)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	14,500	(337)	(49)	(386)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	21,900	(518)	(3)	(521)	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	14,200	(339)	(144)	(483)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	6,860	0	(57)	(57)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	10,170	0	(86)	(86)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	75,380	1,212	(1,634)	(422)	180	0
Receive	1-Day USD-SOFR Compounded-OIS	1.100	Semi-Annual	02/01/2029	50,700	(216)	5,572	5,356	131	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	41,600	(100)	869	769	0	(100)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	14,200	(33)	320	287	0	(34)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	29,400	(38)	(88)	(126)	77	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/28/2029	108,680	(982)	(336)	(1,318)	286	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	03/02/2029	69,600	(67)	39	(28)	182	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	03/05/2029	47,900	(107)	272	165	125	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	27,740	(899)	(61)	(960)	76	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	106,480	5,107	6,693	11,800	258	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	33,998	1,916	670	2,586	91	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	528,460	(3,503)	(5,384)	(8,887)	1,306	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	12,600	(79)	(54)	(133)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	12,500	(78)	(26)	(104)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.258	Annual	09/30/2029	892,900	(350)	20,213	19,863	2,493	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	885,520	(10,562)	(12,373)	(22,935)	2,214	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	156,890	14,254	(586)	13,668	436	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	34,200	(120)	72	(48)	0	(94)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	28,400	(98)	(144)	(242)	0	(78)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	12,100	(34)	62	28	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	140,470	2,384	425	2,809	409	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	6,900	(22)	211	189	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	11,700	0	(57)	(57)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	25,500	0	(126)	(126)	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	23,500	0	(121)	(121)	71	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	23,400	0	(152)	(152)	71	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	42,300	0	(299)	(299)	128	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	29,400	0	(232)	(232)	89	0

136	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.601%	Annual	10/31/2030	$52,800	$0	$(435)	$(435)	$159	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	52,900	0	(441)	(441)	160	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	23,500	0	(201)	(201)	71	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	23,500	0	(226)	(226)	71	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	15,600	0	(188)	(188)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	12,500	0	(161)	(161)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	19,700	0	(266)	(266)	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	33,000	0	(449)	(449)	100	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	25,000	0	(343)	(343)	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	15,500	0	(242)	(242)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	15,600	0	(244)	(244)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	15,600	0	(248)	(248)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	10,400	0	(169)	(169)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	15,600	0	(256)	(256)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	15,600	0	(260)	(260)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	15,600	0	(269)	(269)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	140,650	4,757	(4,494)	263	421	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	30,940	(1,420)	(161)	(1,581)	95	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	6,820	0	(17)	(17)	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	11,400	0	(99)	(99)	32	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	93,822	(6,926)	(8,753)	(15,679)	0	(257)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	297,960	(3,074)	(4,242)	(7,316)	851	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	20,980	2	(105)	(103)	61	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031	53,700	(188)	(232)	(420)	157	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031	151,100	(1,449)	706	(743)	441	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031	30,700	(15)	223	208	89	0
Receive	1-Day USD-SOFR Compounded-OIS	1.470	Semi-Annual	07/15/2031	13,400	(54)	1,855	1,801	38	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	16,700	(72)	2,319	2,247	47	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	10,800	(24)	(1,422)	(1,446)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	10,900	(19)	(1,406)	(1,425)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	8,000	(17)	(1,025)	(1,042)	0	(22)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	58,110	80	(1,992)	(1,912)	154	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	8,900	(23)	(1,097)	(1,120)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	2,700	(8)	(344)	(352)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/01/2032	18,800	(108)	2,928	2,820	52	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	14,500	77	1,477	1,554	39	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	24,400	95	2,488	2,583	69	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/21/2032	282,250	140	11,230	11,370	0	(836)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	636,600	(15,389)	85,905	70,516	1,775	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	22,000	(304)	(734)	(1,038)	0	(66)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	22,000	(308)	(714)	(1,022)	0	(66)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	3,100	(26)	(29)	(55)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	255,860	29,654	970	30,624	749	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	18,800	(75)	41	(34)	0	(60)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	18,000	(79)	(36)	(115)	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	17,600	(76)	12	(64)	0	(57)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	17,600	(60)	(145)	(205)	0	(56)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	33,400	(119)	128	9	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	208,310	4,554	(6,307)	(1,753)	668	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	50,500	(204)	317	113	0	(161)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	472,330	(2,441)	(9,341)	(11,782)	1,523	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	77,455	955	1,302	2,257	236	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	8,300	(30)	283	253	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	9,500	(38)	332	294	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	27,800	(108)	1,046	938	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	14,000	(53)	574	521	0	(45)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	28,100	(99)	1,364	1,265	0	(90)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	27,000	(93)	1,234	1,141	0	(87)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	13,100	(47)	772	725	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	13,100	(52)	749	697	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	11,200	(38)	687	649	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	13,300	(46)	841	795	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	7,000	(25)	451	426	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	7,000	(25)	466	441	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	6,600	(23)	519	496	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	8,200	(30)	690	660	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	7,000	(29)	583	554	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	13,600	(57)	1,152	1,095	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	13,900	(63)	(827)	(890)	45	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	14,200	(62)	(591)	(653)	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	15,100	(63)	(529)	(592)	48	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	137

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2033	$120,910	$(4,054)	$4,052	$(2)	$0	$(374)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	7,500	(32)	(194)	(226)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	14,200	(61)	(384)	(445)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	7,100	(31)	(129)	(160)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	7,100	(31)	(166)	(197)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	7,100	(32)	(87)	(119)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	14,300	(65)	(134)	(199)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	15,500	(73)	(173)	(246)	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	14,500	0	(135)	(135)	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	14,200	(65)	(80)	(145)	44	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	7,000	(29)	185	156	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	4,200	(18)	113	95	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	8,100	(33)	158	125	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	14,200	(58)	289	231	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	14,200	(58)	314	256	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	7,500	(32)	127	95	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	6,900	(35)	188	153	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	5,900	(30)	191	161	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	28,000	(125)	1,096	971	0	(86)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	15,100	(64)	323	259	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	7,700	(29)	194	165	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	15,000	(56)	391	335	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	14,600	(55)	647	592	0	(45)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	7,600	(29)	339	310	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	15,600	(54)	759	705	0	(48)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	14,400	(49)	862	813	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	14,400	(57)	880	823	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	15,200	(44)	909	865	0	(47)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	80,300	(226)	4,883	4,657	0	(246)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	14,200	(38)	913	875	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	39,200	(127)	2,785	2,658	0	(121)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	16,900	(68)	(928)	(996)	51	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	92,440	(2,481)	5,379	2,898	0	(280)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	21,400	(65)	(1,066)	(1,131)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	15,000	(49)	(829)	(878)	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	25,200	(100)	(847)	(947)	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	25,200	(86)	(551)	(637)	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	25,300	(93)	(616)	(709)	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	28,000	(92)	(430)	(522)	82	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	39,800	(139)	(673)	(812)	116	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	27,900	(99)	(492)	(591)	81	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	25,200	(89)	(309)	(398)	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	28,800	(98)	(424)	(522)	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	25,100	(90)	(484)	(574)	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	19,300	(69)	(299)	(368)	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	17,400	(66)	(135)	(201)	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	14,600	(55)	(168)	(223)	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	17,900	(67)	(224)	(291)	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	16,200	(64)	(41)	(105)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	14,400	(69)	191	122	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	8,200	(38)	100	62	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	32,800	(144)	288	144	94	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	25,400	(90)	299	209	72	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	25,300	(91)	263	172	72	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	3,570	42	97	139	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	3,300	0	2	2	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	4,490	0	(71)	(71)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	1,760	0	(47)	(47)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.485	Semi-Annual	01/13/2051	6,800	(45)	(2,540)	(2,585)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	01/13/2051	61,800	(268)	(22,196)	(22,464)	0	(160)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051	7,300	(75)	(2,687)	(2,762)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	1.438	Semi-Annual	01/22/2051	17,700	(185)	(6,678)	(6,863)	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	42,600	(18)	16,509	16,491	133	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	8,400	(112)	2,864	2,752	23	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052	186,000	(1,621)	66,039	64,418	497	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	291,500	31,444	54,749	86,193	941	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	9,600	(88)	(490)	(578)	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053	3,600	(260)	(273)	(533)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053	3,600	(262)	(279)	(541)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053	5,600	(419)	(453)	(872)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	4,200	(24)	351	327	0	(18)

138	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.880%	Annual	10/16/2053		$4,200	$(22)	$391	$369	$0	$(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		4,400	(23)	401	378	0	(19)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		7,340	(40)	29	(11)	28	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.400	Annual	11/15/2053		28,300	(417)	(143)	(560)	111	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	12/02/2053		37,400	(751)	692	(59)	144	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	12/05/2053		13,100	(141)	360	219	49	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		6,000	(51)	253	202	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		78,300	6,259	(8,821)	(2,562)	314	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	5,400	0	(28)	(28)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		3,600	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		4,400	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		12,100	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		20,200	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		10,200	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		10,000	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		20,300	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		58,300	0	(414)	(414)	0	(5)
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		29,400	0	(206)	(206)	0	(3)
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		44,500	0	(303)	(303)	0	(4)
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		112,800	0	(729)	(729)	0	(10)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		112,000	0	(713)	(713)	0	(10)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		110,900	0	(702)	(702)	0	(10)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		85,700	0	(789)	(789)	0	(17)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		19,800	0	(178)	(178)	0	(4)
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		91,600	0	(828)	(828)	0	(18)
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		28,800	0	(204)	(204)	0	(6)
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		172,800	0	(1,528)	(1,528)	0	(35)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		87,080	0	(608)	(608)	0	(17)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		43,000	0	(371)	(371)	0	(9)
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		44,160	0	(297)	(297)	0	(9)
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		73,690	0	(494)	(494)	0	(15)
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		132,360	0	(880)	(880)	0	(27)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		103,130	0	(678)	(678)	0	(21)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		14,860	0	(97)	(97)	0	(3)
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		103,030	0	(656)	(656)	0	(21)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		93,690	0	(571)	(571)	0	(19)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		6,500	0	(47)	(47)	0	(1)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		3,300	0	(23)	(23)	0	(1)
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		3,300	0	(23)	(23)	0	(1)
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		1,700	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		7,300	0	(29)	(29)	0	(1)
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		17,500	0	(53)	(53)	0	(3)
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	36,400	375	(104)	271	0	(51)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	15,100	(25)	336	311	40	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		15,200	(22)	357	335	43	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		11,900	(20)	411	391	40	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		14,500	(20)	(272)	(292)	0	(44)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		681,200	5,473	7,664	13,137	2,159	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		9,800	(28)	373	345	55	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		16,100	(42)	(308)	(350)	0	(93)
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		55,499	91	(97)	(6)	0	(575)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	61,900	363	2,171	2,534	0	(14)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	37,800	0	86	86	2	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		30,200	0	69	69	2	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		112,900	0	258	258	6	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		75,100	0	173	173	4	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		45,600	0	105	105	2	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		77,000	0	182	182	4	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		78,000	0	185	185	4	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		78,200	0	186	186	4	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		79,600	0	202	202	4	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		39,500	0	87	87	2	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		95,000	0	216	216	5	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		39,500	0	90	90	2	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		40,300	0	92	92	2	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		40,200	0	102	102	2	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		77,500	0	168	168	4	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		77,500	0	174	174	4	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		23,000	0	52	52	1	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(295)	(209)	0	(4)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(2,674)	(1,050)	0	(53)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	139

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	09/20/2033	AUD	32,900	$(48)	$894	$846	$0	$(64)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		84,600	(316)	2,473	2,157	0	(164)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		22,500	297	274	571	0	(43)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024	EUR	1,000	0	25	25	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		11,400	111	160	271	1	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		1,900	0	74	74	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		1,200	0	64	64	0	(2)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		17,400	(41)	1,174	1,133	37	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		16,300	(31)	1,172	1,141	38	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		44,600	(996)	2,462	1,466	216	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		9,400	(37)	822	785	51	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		9,700	(30)	552	522	53	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		9,800	(31)	547	516	54	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	6,781	7,747	0	(128)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	1,749	1,620	0	(33)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		296,100	3,985	16,878	20,863	0	(321)
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028	MXN	253,600	0	(49)	(49)	0	(22)
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		379,400	0	(115)	(115)	0	(33)
Receive	28-Day MXN-TIIE	9.510	Lunar	07/26/2028		165,000	0	(247)	(247)	14	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		576,000	0	(62)	(62)	0	(50)
Receive	28-Day MXN-TIIE	9.423	Lunar	07/27/2028		97,500	0	(132)	(132)	8	0
Receive	28-Day MXN-TIIE	9.465	Lunar	07/27/2028		65,000	0	(93)	(93)	6	0
Receive	28-Day MXN-TIIE	9.030	Lunar	03/01/2029		24,900	0	(20)	(20)	3	0
Receive	28-Day MXN-TIIE	9.220	Lunar	03/01/2029		85,500	0	(101)	(101)	9	0
Receive	28-Day MXN-TIIE	9.450	Lunar	03/01/2029		144,000	0	(243)	(243)	15	0
Receive	28-Day MXN-TIIE	8.750	Lunar	05/29/2031		9,200	0	(4)	(4)	1	0
Receive	28-Day MXN-TIIE	8.775	Lunar	05/29/2031		14,300	0	(7)	(7)	2	0
Receive	28-Day MXN-TIIE	9.000	Lunar	05/29/2031		23,500	0	(25)	(25)	3	0
Receive	28-Day MXN-TIIE	9.123	Lunar	05/29/2031		62,700	0	(87)	(87)	9	0
Receive	28-Day MXN-TIIE	9.328	Lunar	05/29/2031		212,000	0	(410)	(410)	30	0
Receive	28-Day MXN-TIIE	8.804	Lunar	08/06/2031		22,900	0	(12)	(12)	3	0
Receive	28-Day MXN-TIIE	8.810	Lunar	08/07/2031		9,300	0	(5)	(5)	1	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	148,700	(2,525)	3,193	668	57	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(1,098)	(1,104)	0	(14)
Pay	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(1,000)	(972)	0	(13)
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(1,704)	(1,866)	0	(25)
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(1,367)	(1,410)	0	(17)
Pay	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(2,314)	(2,384)	0	(33)

							$56,085	$337,804	$393,889	$30,525	$(9,621)

Total Swap Agreements							$56,889	$347,608	$404,497	$30,596	$(9,668)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3,476	$30,596	$34,072	$(146)	$(10,136)	$(9,668)	$(19,950)

(o)

Securities with an aggregate market value of $311,552 and cash of $11,691 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $12 and liability of $(22) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

140	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$10,866	CNH	77,739	$243	$0

BOA	10/2024	BRL	4,869		$868	0	(26)
	10/2024	KRW	8,146,716		6,092	0	(90)
	10/2024	PEN	2,638		701	0	(11)
	10/2024		$894	BRL	4,869	0	0
	10/2024		2,077	GBP	1,588	46	0
	10/2024		2,186	PLN	8,503	22	0
	10/2024		444	SGD	577	5	0
	10/2024		2,994	ZAR	53,953	124	0
	11/2024		824	TRY	30,692	35	0
	12/2024	PEN	4,441		$1,170	0	(27)
	02/2025		$3,937	MXN	71,854	0	(357)
	05/2025		998	TRY	44,249	43	0

BPS	10/2024	BRL	193,887		$34,622	0	(968)
	10/2024	CNH	121,523		16,972	0	(393)
	10/2024	EUR	5,885		6,531	0	(20)
	10/2024	KRW	24,786,080		18,521	0	(288)
	10/2024	PLN	14,872		3,882	18	0
	10/2024	TRY	4,375		125	0	(3)
	10/2024		$34,956	BRL	193,887	635	0
	10/2024		16,841	CNH	120,437	369	0
	10/2024		8,157	EUR	7,326	9	(11)
	10/2024		29,948	NZD	48,117	621	0
	11/2024	CNH	243,652		$33,754	0	(1,137)
	11/2024	TWD	508,194		15,976	3	(161)
	11/2024		$3,882	PLN	14,883	0	(18)
	12/2024	MXN	451,876		$22,424	0	(281)
	12/2024	PEN	5,156		1,359	0	(31)
	01/2025	BRL	115,619		20,567	0	(424)
	05/2029	KWD	4,290		14,750	334	0
	07/2029		573		1,970	46	0

BRC	10/2024	BRL	2,529		447	0	(17)
	10/2024	GBP	40,661		53,642	0	(720)
	10/2024	IDR	632,364		41	0	(1)
	10/2024	ILS	6,307		1,696	6	(3)
	10/2024	NZD	13,895		8,779	0	(49)
	10/2024		$1,557	AUD	2,289	25	0
	10/2024		464	BRL	2,529	0	0
	10/2024		58	CHF	49	0	0
	10/2024		1,534	GBP	1,165	24	0
	10/2024		400	ILS	1,503	4	0
	10/2024		6,553	PLN	25,158	0	(20)
	10/2024		892	SEK	9,023	0	(3)
	10/2024		23,822	TRY	847,100	777	0
	10/2024	ZAR	427		$23	0	(1)
	11/2024	CHF	49		58	0	0
	11/2024	SEK	9,008		892	3	0
	11/2024	TRY	73,893		1,989	0	(95)
	11/2024		$8,779	NZD	13,895	49	0
	11/2024		4	PLN	13	0	0
	11/2024		5,388	TRY	199,930	132	0
	12/2024	PEN	14,708		$3,904	0	(61)
	12/2024		$13,416	TRY	503,447	194	0
	01/2025		5,660		215,433	26	0
	02/2025		3,914	MXN	70,983	0	(380)
	02/2025		1,393	TRY	56,346	54	0

BSH	10/2024	PEN	30,840		$8,182	0	(136)
	10/2024		$3,291	PEN	12,179	0	(6)
	12/2024	PEN	17,578		$4,632	0	(106)
	02/2025		9,303		2,475	0	(31)
	07/2025		12,219		3,291	5	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	141

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	10/2024	GBP	7,309		$9,742	$0	$(29)
	10/2024	IDR	35,538,222		2,290	0	(47)
	10/2024	ILS	4,762		1,306	30	(2)
	10/2024	KRW	17,746,346		13,263	0	(200)
	10/2024	PEN	29,222		7,750	0	(131)
	10/2024	THB	9,116		274	0	(9)
	10/2024		$7,718	CNH	54,709	99	0
	10/2024		1,733	EUR	1,549	0	(9)
	10/2024		18,575	IDR	287,471,856	329	0
	10/2024		1,859	ILS	6,806	0	(32)
	10/2024		65,679	INR	5,524,102	184	0
	10/2024		1,548	JPY	218,600	0	(27)
	10/2024		4,820	PEN	17,868	7	(7)
	10/2024		1,045	ZAR	18,926	49	0
	10/2024	ZAR	323,331		$17,675	0	(1,014)
	11/2024	CNH	186,753		25,985	0	(758)
	11/2024	PEN	36,551		9,681	0	(173)
	11/2024	TWD	1,658,899		52,099	19	(582)
	11/2024		$17	CNH	122	0	0
	11/2024		1,115	EUR	995	0	(6)
	12/2024	MXN	260,072		$13,380	325	0
	12/2024	PEN	40,987		10,831	0	(217)
	01/2025		$3,740	MXN	68,121	0	(344)
	02/2025	PEN	7,646		$2,019	0	(41)
	03/2025		48,930		13,047	0	(132)
	04/2025		9,748		2,618	0	(6)
	07/2025		8,161		2,201	7	0
	09/2025	ILS	5,368		1,420	0	(32)

DUB	10/2024	BRL	48,741		8,634	0	(313)
	10/2024	KRW	16,785,517		12,574	0	(162)
	10/2024	PLN	18,417		4,804	19	0
	10/2024		$8,946	BRL	48,741	1	0
	10/2024		12,959	PLN	50,008	53	(24)
	11/2024		109,703	BRL	618,304	3,378	0
	11/2024		4,804	PLN	18,431	0	(19)
	11/2024		1,497	TRY	55,706	61	0
	02/2025	MXN	1,398,462		$70,097	919	(406)
	02/2025		$5,473	MXN	99,413	0	(529)
	03/2025		785	TRY	37,367	141	0

FAR	10/2024	JPY	22,621,191		$157,026	0	(366)
	10/2024	NZD	32,764		20,595	0	(220)
	10/2024		$472,151	EUR	422,232	0	(2,144)
	10/2024		91,975	JPY	13,208,909	0	(71)
	11/2024	EUR	422,232		$472,798	2,145	0
	11/2024		$157,026	JPY	22,516,925	367	0
	11/2024		20,597	NZD	32,764	221	0

GLM	10/2024	BRL	12,502		$2,288	0	(6)
	10/2024	GBP	2,397		3,161	0	(43)
	10/2024		$2,278	BRL	12,502	17	0
	10/2024		474	IDR	7,323,136	8	0
	10/2024		1,044	ILS	3,880	0	(3)
	10/2024		6,068	INR	510,356	17	0
	10/2024		929	PEN	3,498	15	0
	10/2024		12,892	PLN	51,166	402	0
	11/2024	MXN	85,590		$4,283	0	(25)
	11/2024	TWD	1,476		46	0	0
	12/2024	MXN	55,917		2,888	81	0
	01/2025	BRL	319,000		61,478	3,563	0
	01/2025	PEN	8,682		2,295	0	(45)
	02/2025	MXN	556,770		27,346	0	(366)
	02/2025	PEN	3,502		929	0	(14)
	04/2025	BRL	464,760		83,371	279	(50)

IND	10/2024	KRW	8,365,877		6,248	0	(101)
	10/2024		$960	IDR	14,827,384	15	0

JPM	10/2024	CNH	209,465		$29,271	0	(661)
	10/2024	ILS	22,339		5,984	24	(33)
	10/2024	KRW	9,397,199		7,030	0	(101)
	10/2024	TRY	1,001		29	0	0

142	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$6,336	CNH	45,133	$114	$0
	10/2024		151	IDR	2,333,792	3	0
	10/2024		556	NOK	5,883	1	0
	10/2024		15,216	PLN	58,987	109	(6)
	10/2024		1,201	SGD	1,562	14	0
	10/2024		6,793	TRY	241,874	164	0
	10/2024		2,282	ZAR	42,636	182	0
	10/2024	ZAR	89,944		$4,917	0	(282)
	11/2024	CNH	14,893		2,106	0	(26)
	11/2024	NOK	5,881		556	0	(1)
	11/2024	TRY	63,891		1,721	0	(75)
	11/2024	TWD	211,588		6,511	0	(206)
	11/2024		$23,828	TRY	888,978	1,048	0
	12/2024	PEN	1,939		$511	0	(12)
	12/2024		$26,941	TRY	1,014,992	447	0
	02/2025	TRY	52,809		$1,287	0	(67)
	02/2025		$3,204	TRY	129,063	111	0
	03/2025		681		33,014	138	0
	04/2025	BRL	9,800		$1,744	0	(10)
	05/2025	TRY	44,250		998	0	(43)
	05/2025		$17,774	TRY	781,094	672	0

MBC	10/2024	KRW	31,720,392		$23,748	0	(323)
	10/2024	NOK	5,160		490	1	0
	10/2024	PLN	16,604		4,355	41	0
	10/2024	SEK	9,025		881	0	(8)
	10/2024		$65,661	CAD	88,234	5	(423)
	10/2024		1,085	EUR	982	8	0
	10/2024		70,490	GBP	52,775	94	(27)
	10/2024		2,547	IDR	39,477,524	49	0
	10/2024		64,447	JPY	9,289,408	187	0
	10/2024		22	NOK	233	0	0
	10/2024		18,270	SGD	23,471	0	(8)
	11/2024	CAD	86,600		$64,508	424	0
	11/2024	CNH	121		17	0	(1)
	11/2024	GBP	49,615		66,357	26	0
	11/2024	NOK	233		22	0	0
	11/2024	SGD	23,431		18,270	8	0
	11/2024	TWD	340,249		10,621	0	(180)
	11/2024		$1,740	EUR	1,553	0	(9)
	11/2024		12,242	PLN	47,193	51	(40)
	02/2025		3,935	MXN	71,373	0	(383)

MYI	10/2024	AUD	2,234	EUR	1,372	0	(18)
	10/2024	EUR	424,655		$473,273	569	0
	10/2024	GBP	9,168		12,118	0	(140)
	10/2024	KRW	12,074,838		9,029	0	(134)
	10/2024	NOK	956		91	0	0
	10/2024	NZD	1,458		914	0	(12)
	10/2024	SGD	25,606		19,665	0	(259)
	10/2024		$2,606	IDR	40,402,553	51	0
	11/2024	CNH	76,411		$10,801	0	(141)
	11/2024	TWD	219,411		6,980	14	0
	12/2024	MXN	71,707		3,576	0	(23)
	12/2024		$469	MXN	9,187	0	(7)
	01/2025	MXN	68,147		$3,740	342	0
	02/2025		143,258		7,872	738	0

NGF	10/2024		$8,402	IDR	129,783,384	132	0

RBC	12/2024	MXN	89,884		$4,524	12	0

SCX	10/2024	EUR	1,372	AUD	2,226	12	0
	10/2024	PEN	81,758		$21,676	0	(374)
	10/2024	TRY	986		29	0	0
	10/2024		$550	IDR	8,512,350	10	0
	10/2024		24,579	INR	2,065,769	51	0
	11/2024	AUD	2,228	EUR	1,372	0	(12)
	11/2024	CNH	134,076		$18,510	0	(690)
	11/2024	TWD	86,299		2,684	0	(56)

SSB	10/2024		$15	CHF	13	0	0
	12/2024	MXN	29,477		$1,538	59	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	143

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
TOR	10/2024	AUD	47,218		$32,023	$0	$(621)
	10/2024	CAD	88,174		65,510	313	0
	10/2024		$30,822	AUD	44,929	240	0
	10/2024		3,109	ZAR	56,460	155	0
	11/2024	AUD	44,929		$30,837	0	(241)

UAG	10/2024	CHF	53,461		63,634	467	0
	10/2024	PLN	78		20	0	(1)
	10/2024		$62,954	CHF	53,399	139	0
	10/2024		5,882	PLN	22,850	53	0
	10/2024	ZAR	129,260		$7,064	0	(408)
	11/2024	CHF	53,199		62,954	0	(141)
	11/2024	TWD	66,220		2,105	2	0
	11/2024		$309	PLN	1,180	0	(2)
	11/2024		2,886	TRY	106,869	129	0
	11/2024		719	TWD	22,679	1	0
	12/2024	MXN	1,918		$98	2	0
	02/2025		$3,505	TRY	142,413	146	0

Total Forward Foreign Currency Contracts						$24,161	$(20,785)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.180%	07/21/2032	15,100	$2,422	$1,520
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.180	07/21/2032	24,700	3,962	5,869

GLM	Call - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.110	07/26/2032	10,500	1,701	1,024
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.110	07/26/2032	15,300	2,478	3,743

MYC	Call - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.400	07/20/2027	12,200	1,610	609
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.400	07/20/2027	13,800	1,821	2,695
	Call - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.170	07/19/2032	12,200	1,935	1,216
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.170	07/19/2032	13,800	2,189	3,287

Total Purchased Options							$18,118	$19,963

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus TRY	TRY	35.550	11/11/2024	4,300	$(65)	$(50)
	Call - OTC USD versus TRY		40.000	11/11/2024	4,300	(42)	(12)
	Put - OTC USD versus TRY		40.500	05/07/2025	4,800	(194)	(137)
	Call - OTC USD versus TRY		51.500	05/07/2025	4,800	(136)	(93)

DUB	Call - OTC USD versus MXN	MXN	18.150	02/06/2025	9,786	(448)	(964)
	Call - OTC USD versus MXN		18.100	02/11/2025	3,909	(178)	(396)
	Call - OTC USD versus MXN		18.150	02/13/2025	9,772	(436)	(974)

MYI	Call - OTC USD versus MXN		18.230	01/29/2025	9,842	(472)	(922)
	Call - OTC USD versus MXN		18.250	01/30/2025	9,842	(473)	(918)
	Call - OTC USD versus MXN		18.150	02/10/2025	9,838	(443)	(973)

UAG	Put - OTC USD versus TRY	TRY	35.400	11/05/2024	15,700	(225)	(186)
	Call - OTC USD versus TRY		39.650	11/05/2024	15,500	(145)	(33)
	Put - OTC USD versus TRY		36.600	01/31/2025	11,700	(192)	(66)
	Call - OTC USD versus TRY		44.150	01/31/2025	11,700	(201)	(139)
	Put - OTC USD versus TRY		37.700	02/04/2025	3,900	(65)	(63)
	Call - OTC USD versus TRY		45.370	02/04/2025	3,900	(90)	(41)
	Put - OTC USD versus TRY		37.550	02/06/2025	11,700	(292)	(162)
	Call - OTC USD versus TRY		46.150	02/06/2025	11,700	(212)	(114)

						$(4,309)	$(6,243)

144	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290%	10/24/2024	9,900	$(26)	$(41)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	9,900	(26)	(14)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	26,500	(96)	(12)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	26,500	(96)	(43)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	26,500	(95)	(7)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	26,500	(94)	(95)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	28,900	(86)	(42)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	28,900	(86)	(79)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	28,700	(90)	(87)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	28,700	(90)	(85)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	58,200	(188)	(168)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	58,200	(188)	(201)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	10,300	(28)	(22)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	10,300	(28)	(13)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	16,800	(57)	(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	16,800	(57)	(64)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	16,200	(45)	(21)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	16,200	(45)	(50)

							$(1,421)	$(1,052)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap	2.596%	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	$(1,365)	$(2,587)

	Put - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	(1,365)	(70)

FAR	Call - OTC 2-Year Interest Rate Cap	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(886)	(1,497)

MYC	Call - OTC 2-Year Interest Rate Cap	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(2,734)

NGF	Call - OTC 2-Year Interest Rate Cap	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(3,989)

FAR	Put - OTC 2-Year Interest Rate Floor	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(887)	(134)

MYC	Put - OTC 2-Year Interest Rate Floor	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(387)

NGF	Put - OTC 2-Year Interest Rate Floor	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(643)

						$(14,633)	$(12,041)

Total Written Options						$(20,363)	$(19,336)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	Israel Government International Bond	1.000%	Quarterly	06/20/2029	1.452%	$	600	$(6)	$(5)	$0	$(11)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		3,100	(136)	160	24	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		1,300	(140)	142	2	0

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		1,000	(48)	46	0	(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		200	(18)	17	0	(1)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		400	(29)	30	1	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	0.621		100	(17)	17	0	0

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		2,300	(106)	112	6	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452		900	(14)	(3)	0	(17)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		5,780	(700)	709	9	0

CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.291		1,600	(28)	31	3	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.262		600	2	(1)	1	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		600	(22)	21	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199		9,400	(47)	2	0	(45)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		400	(42)	43	1	0

DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		400	(18)	21	3	0

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.291		1,900	(30)	34	4	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.614		4,300	(145)	174	29	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		1,100	(40)	38	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	145

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	1.228%	$	500	$(45)	$42	$0	$(3)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.915		3,700	517	(122)	395	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452		1,500	(20)	(8)	0	(28)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		2,200	(18)	23	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		600	(6)	7	1	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		400	(43)	44	1	0

JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		100	(5)	5	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		200	(8)	7	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452		4,500	(54)	(31)	0	(85)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.485		900	(7)	15	8	0

MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	0.828		38,300	(2,372)	2,554	182	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		2,800	(123)	117	0	(6)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		3,100	(276)	255	0	(21)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452		900	(15)	(2)	0	(17)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		1,700	(9)	13	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.372		200	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.548		2,900	8	21	29	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662		1,300	(4)	16	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869		900	(17)	21	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		3,700	(39)	45	6	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		28,400	(1,243)	1,464	221	0

								$(5,366)	$6,078	$952	$(240)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	CMBX.NA.AAA.13 Index	0.500%	Monthly	12/16/2072	$	214,500	$171	$(1,396)	$0	$(1,225)
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		106,200	(1,021)	(209)	0	(1,230)

MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		3,400	(25)	13	0	(12)

MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		72,100	(253)	4	0	(249)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		187,700	205	(1,277)	0	(1,072)
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		12,400	(105)	(39)	0	(144)

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		1,300	0	(4)	0	(4)

							$(1,028)	$(2,908)	$0	$(3,936)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024	$	2,600	$8	$(46)	$0	$(38)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	5.330% (SOFRINDX plus a specified spread)	Maturity	12/20/2024		2,000	0	0	0	0

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024		15,600	97	(247)	7	(157)

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024		24,000	230	(393)	0	(163)

									$335	$(686)	$7	$(358)

Total Swap Agreements									$(6,059)	$2,484	$959	$(4,534)

146	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$243	$0	$0	$243	$0	$0	$0	$0	$243	$0	$243
BOA	275	0	26	301	(511)	(292)	(11)	(814)	(513)	578	65
BPS	2,035	0	1	2,036	(3,735)	(55)	(41)	(3,831)	(1,795)	2,204	409
BRC	1,294	0	15	1,309	(1,350)	0	(17)	(1,367)	(58)	(210)	(268)
BSH	5	0	0	5	(279)	0	0	(279)	(274)	0	(274)
CBK	1,049	0	5	1,054	(3,798)	0	(46)	(3,844)	(2,790)	3,288	498
DUB	4,572	7,389	3	11,964	(1,453)	(2,334)	0	(3,787)	8,177	(1,840)	6,337
FAR	2,733	0	0	2,733	(2,801)	(1,631)	0	(4,432)	(1,699)	649	(1,050)
GLM	4,382	4,767	0	9,149	(552)	(819)	0	(1,371)	7,778	(3,990)	3,788
GST	0	0	435	435	0	0	(2,488)	(2,488)	(2,053)	2,351	298
IND	15	0	0	15	(101)	0	0	(101)	(86)	0	(86)
JPM	3,027	0	15	3,042	(1,523)	(107)	(243)	(1,873)	1,169	(820)	349
MBC	894	0	0	894	(1,402)	0	0	(1,402)	(508)	268	(240)
MEI	0	0	0	0	0	0	(12)	(12)	(12)	0	(12)
MYC	0	7,807	459	8,266	0	(5,849)	(1,672)	(7,521)	745	6,871	7,616
MYI	1,714	0	0	1,714	(734)	(2,813)	0	(3,547)	(1,833)	3,888	2,055
NGF	132	0	0	132	0	(4,632)	0	(4,632)	(4,500)	4,770	270
RBC	12	0	0	12	0	0	0	0	12	0	12
SAL	0	0	0	0	0	0	(4)	(4)	(4)	135	131
SCX	73	0	0	73	(1,132)	0	0	(1,132)	(1,059)	991	(68)
SSB	59	0	0	59	0	0	0	0	59	0	59
TOR	708	0	0	708	(862)	0	0	(862)	(154)	380	226
UAG	939	0	0	939	(552)	(804)	0	(1,356)	(417)	933	516

Total Over the Counter	$24,161	$19,963	$959	$45,083	$(20,785)	$(19,336)	$(4,534)	$(44,655)

(q)

Securities with an aggregate market value of $27,306 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	147

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,476	$3,476
Swap Agreements	0	71	0	0	30,525	30,596

	$0	$71	$0	$0	$34,001	$34,072

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$24,161	$0	$24,161
Purchased Options	0	0	0	0	19,963	19,963
Swap Agreements	0	952	0	0	7	959

	$0	$952	$0	$24,161	$19,970	$45,083

	$0	$1,023	$0	$24,161	$53,971	$79,155

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$146	$146
Futures	0	0	0	0	10,136	10,136
Swap Agreements	0	47	0	0	9,621	9,668

	$0	$47	$0	$0	$19,903	$19,950

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,785	$0	$20,785
Written Options	0	0	0	6,243	13,093	19,336
Swap Agreements	0	4,176	0	0	358	4,534

	$0	$4,176	$0	$27,028	$13,451	$44,655

	$0	$4,223	$0	$27,028	$33,354	$64,605

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,054	$1,054
Futures	0	0	0	0	16,093	16,093
Swap Agreements	0	5,712	0	0	39,908	45,620

	$0	$5,712	$0	$0	$57,055	$62,767

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,568	$0	$11,568
Purchased Options	0	0	0	0	(5,806)	(5,806)
Written Options	0	0	0	0	14,575	14,575
Swap Agreements	0	2,519	0	0	265	2,784

	$0	$2,519	$0	$11,568	$9,034	$23,121

	$0	$8,231	$0	$11,568	$66,089	$85,888

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$66	$66
Futures	0	0	0	0	(16,748)	(16,748)
Swap Agreements	0	(1,768)	0	0	(161,869)	(163,637)

	$0	$(1,768)	$0	$0	$(178,551)	$(180,319)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,015)	$0	$(1,015)
Purchased Options	0	0	0	0	(2,352)	(2,352)
Written Options	0	0	0	(3,134)	2,902	(232)
Swap Agreements	0	(256)	0	0	(578)	(834)

	$0	$(256)	$0	$(4,149)	$(28)	$(4,433)

	$0	$(2,024)	$0	$(4,149)	$(178,579)	$(184,752)

148	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$156,104	$147,218	$303,322
Corporate Bonds & Notes
Banking & Finance	0	1,035,293	3,991	1,039,284
Industrials	0	524,392	32,207	556,599
Utilities	0	234,950	0	234,950
Municipal Bonds & Notes
Illinois	0	17	0	17
U.S. Government Agencies	0	7,294,453	0	7,294,453
U.S. Treasury Obligations	0	1,072,166	0	1,072,166
Non-Agency Mortgage-Backed Securities	0	2,086,350	7,288	2,093,638
Asset-Backed Securities	0	2,685,039	3,834	2,688,873
Sovereign Issues	0	699,797	0	699,797
Common Stocks
Communication Services	4,207	0	757	4,964
Consumer Discretionary	0	0	14,565	14,565
Financials	539	0	11,069	11,608
Health Care	0	0	17,146	17,146
Industrials	0	0	794	794
Warrants
Financials	0	0	8	8
Preferred Securities
Banking & Finance	0	503	0	503
Real Estate Investment Trusts
Real Estate	21	0	0	21
Short-Term Instruments
Repurchase Agreements	0	17,200	0	17,200
Short-Term Notes	0	27,429	0	27,429
U.S. Treasury Bills	0	8,487	0	8,487

	$4,767	$15,842,180	$238,877	$16,085,824

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$239,921	$0	$0	$239,921

Total Investments	$244,688	$15,842,180	$238,877	$16,325,745

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(363,713)	$0	$(363,713)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	687	33,385	0	34,072
Over the counter	0	45,083	0	45,083

	$687	$78,468	$0	$79,155

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,056)	(17,894)	0	(19,950)
Over the counter	0	(44,655)	0	(44,655)

	$(2,056)	$(62,549)	$0	$(64,605)

Total Financial Derivative Instruments	$(1,369)	$15,919	$0	$14,550

Totals	$243,319	$15,494,386	$238,877	$15,976,582

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$79,132	$61,087	$(387)	$73	$0	$2,453	$4,860	$0	$147,218	$2,436
Corporate Bonds & Notes
Banking & Finance	5,705	0	(783)	110	44	153	0	(1,238)	3,991	(486)
Industrials	19,547	12,400	(104)	0	0	364	0	0	32,207	360
Non-Agency Mortgage-Backed Securities	1,308	6,751	(320)	42	2	561	0	(1,056)	7,288	503
Asset-Backed Securities	5,360	0	(360)	2	13	(574)	0	(607)	3,834	(603)
Common Stocks
Communication Services(2)	884	0	0	0	0	(127)	0	0	757	(127)
Consumer Discretionary(3)	16,228	0	0	0	0	(1,663)	0	0	14,565	(1,663)
Financials	10,215	0	0	0	0	854	0	0	11,069	854
Health Care	15,725	0	0	0	0	1,421	0	0	17,146	1,421
Industrials	779	0	0	0	0	15	0	0	794	15
Warrants
Financials	9	0	0	0	0	(1)	0	0	8	(1)
Preferred Securities
Industrials	0	0	0	0	(1,883)	1,883	0	0	0	0

Totals	$154,892	$80,238	$(1,954)	$227	$(1,824)	$5,339	$4,860	$(2,901)	$238,877	$2,709

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	149

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)	September 30, 2024	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$9,435	Comparable Companies	EBITDA Multiple	X	15.500	—
	40,774	Discounted Cash Flow	Discount Rate		7.200-10.800	7.484
	8,935	Other Valuation Techniques(4)	—		—	—
	88,074	Third Party Vendor	Broker Quote		98.000-103.500	101.170
Corporate Bonds & Notes
Banking & Finance	3,246	Discounted Cash Flow	Discount Rate		6.546	—
	745	Indicative Market Quotation	Price		7.625	—
Industrials	859	Discounted Cash Flow	Discount Rate		6.626	—
	19,154	Indicative Market Quotation	Broker Quote		98.143-99.815	98.979
	12,194	Proxy Pricing	Base Price		100.000	—
Non-Agency Mortgage-Backed Securities	7,288	Discounted Cash Flow	Discount Rate		6.131-8.411	—
Asset-Backed Securities	3,834	Discounted Cash Flow	Discount rate		9.250-13.000	12.339
Common Stocks
Communication Services	127	Comparable Companies	EBITDA Multiple	X	4.439	—
	630	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Consumer Discretionary	14,565	Comparable Companies/Discounted Cash Flow	Revenue Multiple/EBITDA Multiple /Discount Rate	X/X/%	0.610/6.830/10.000	—
Financials	11,069	Comparable Companies	EBITDA Multiple	X	4.400	—
Health Care	17,146	Comparable Companies	EBITDA Multiple	X	15.500
Industrials	794	Indicative Market Quotation	Broker Quote	$	0.880-24.656	24.656
Warrants
Financials	8	Option Pricing Model	Volatility		32.500	—

Total	$238,877

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Utilities to Communication Services since prior fiscal year end.
(3)	Sector type updated from Industrials to Consumer Discretionary since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

150	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.3%

CORPORATE BONDS & NOTES 55.4%

BANKING & FINANCE 46.0%

ABN AMRO Bank NV
6.375% due 09/22/2034 •(d)(e)	EUR	1,600	$1,810
6.875% due 09/22/2031 •(d)(e)		5,600	6,518

AIB Group PLC
7.125% due 10/30/2029 •(d)(e)		4,200	4,883

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(a)(e)		$5,000	300

AXIS Specialty Finance LLC
4.900% due 01/15/2040 •(f)		2,200	2,111

Banca Monte dei Paschi di Siena SpA
8.500% due 09/10/2030 •	EUR	5,100	5,862

Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 •(d)(e)		2,200	2,517
8.375% due 06/21/2028 •(d)(e)		3,600	4,377
9.375% due 03/19/2029 •(d)(e)		$4,400	4,869

Banco Mercantil del Norte SA
8.375% due 10/14/2030 •(d)(e)		9,400	9,863

Banco Santander SA
7.000% due 11/20/2029 •(d)(e)	EUR	2,000	2,311
9.625% due 11/21/2028 •(d)(e)		$3,600	4,010
9.625% due 05/21/2033 •(d)(e)		7,800	9,190

Bank of Ireland Group PLC
6.000% due 09/01/2025 •(d)(e)	EUR	2,100	2,360
6.375% due 03/10/2030 •(d)(e)		6,100	6,841

Bank of Nova Scotia
4.900% due 06/04/2025 •(d)(e)(f)		$5,100	5,043
8.000% due 01/27/2084 •(e)		3,200	3,436

Barclays PLC
6.125% due 12/15/2025 •(d)(e)		4,900	4,890
8.500% due 06/15/2030 •(d)(e)	GBP	6,800	9,438
9.625% due 12/15/2029 •(d)(e)		$7,200	8,125

BBVA Bancomer SA
8.125% due 01/08/2039 •(e)		4,500	4,773

BNP Paribas SA
7.375% due 09/10/2034 •(d)(e)		2,900	3,025
8.000% due 08/22/2031 •(d)(e)		11,500	12,300
8.500% due 08/14/2028 •(d)(e)		7,900	8,495

BPCE SA
5.936% due 05/30/2035 •		250	262

CaixaBank SA
7.500% due 01/16/2030 •(d)(e)	EUR	4,200	5,003

Commerzbank AG
6.500% due 10/09/2029 •(d)(e)		2,400	2,716
7.875% due 10/09/2031 •(d)(e)		5,400	6,434

Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(d)(e)		7,600	7,603
4.875% due 06/29/2029 •(d)(e)		1,200	1,292

Corebridge Financial, Inc.
6.375% due 09/15/2054 •		$4,800	4,861
6.875% due 12/15/2052 •		8,600	8,904

Credit Agricole Assurances SA
4.500% due 12/17/2034	EUR	2,300	2,604

Credit Agricole SA
6.500% due 09/23/2029 •(d)(e)		3,500	3,996
7.250% due 09/23/2028 •(d)(e)		4,100	4,812

Credit Suisse AG AT1 Claim		$58,550	7,466

Deutsche Bank AG
8.125% due 10/30/2029 •(d)(e)	EUR	3,400	3,946
10.000% due 12/01/2027 •(d)(e)		4,400	5,367

DNB Bank ASA
7.375% due 05/30/2029 •(d)(e)		$5,300	5,506

Erste Group Bank AG
4.250% due 10/15/2027 •(d)(e)	EUR	7,200	7,537
7.000% due 04/15/2031 •(d)(e)		3,600	4,113
8.500% due 10/15/2028 •(d)(e)		2,200	2,700

Global Atlantic Fin Co.
7.950% due 10/15/2054 •		$3,650	3,819

HSBC Holdings PLC
6.875% due 09/11/2029 •(d)(e)		2,800	2,891
6.950% due 03/11/2034 •(d)(e)		2,400	2,478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING Groep NV
4.250% due 05/16/2031 •(d)(e)		$2,800	$2,341
6.500% due 04/16/2025 •(d)(e)		6,248	6,266
7.250% due 11/16/2034 •(d)(e)		2,300	2,377
8.000% due 05/16/2030 •(d)(e)		10,400	11,186

Intesa Sanpaolo SpA
5.875% due 09/01/2031 •(d)(e)	EUR	2,150	2,370
7.700% due 09/17/2025 •(d)(e)		$9,200	9,212
9.125% due 09/07/2029 •(d)(e)	EUR	8,300	10,492

KBC Group NV
4.250% due 10/24/2025 •(d)(e)		1,400	1,551
8.000% due 09/05/2028 •(d)(e)		5,800	7,009

La Mondiale SAM
6.750% due 01/17/2034 •(d)(e)		2,400	2,685

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		$6,200	5,867
4.300% due 02/01/2061		4,600	3,095

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(d)(e)		5,660	5,726
8.000% due 09/27/2029 •(d)(e)		16,100	17,289

Mitsubishi UFJ Financial Group, Inc.
8.200% due 01/15/2029 •(d)(e)		7,100	7,854

Nationwide Building Society
5.875% due 12/20/2024 •(d)(e)	GBP	400	535

NatWest Group PLC
6.000% due 12/29/2025 •(d)(e)		$11,800	11,823
8.000% due 08/10/2025 •(d)(e)		6,400	6,505
8.125% due 11/10/2033 •(d)(e)		5,400	5,905

Prudential Financial, Inc.
6.000% due 09/01/2052 •(f)		9,600	9,966
6.500% due 03/15/2054 •		3,400	3,642

RCI Banque SA
5.500% due 10/09/2034 •	EUR	4,000	4,554

Royal Bank of Canada
7.500% due 05/02/2084 •(e)		$14,900	15,949

Societe Generale SA
9.375% due 11/22/2027 •(d)(e)		3,200	3,370
10.000% due 11/14/2028 •(d)(e)		4,100	4,417

Sumitomo Mitsui Financial Group, Inc.
6.600% due 06/05/2034 •(d)(e)		4,200	4,430

Svenska Handelsbanken AB
4.375% due 03/01/2027 •(d)(e)		2,600	2,503

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •		2,800	2,899

Textron Financial Corp.
7.115% (TSFR3M + 1.997%) due 02/15/2067 ~		6,942	6,243

Toronto-Dominion Bank
7.250% due 07/31/2084 •(e)		2,200	2,298
8.125% due 10/31/2082 •(e)(f)		10,200	10,968

UBS Group AG
4.875% due 02/12/2027 •(d)(e)		5,000	4,797
7.750% due 04/12/2031 •(d)(e)		2,300	2,465
9.250% due 11/13/2028 •(d)(e)		2,800	3,103
9.250% due 11/13/2033 •(d)(e)		9,100	10,754

USB Realty Corp.
6.710% (TSFR3M + 1.409%) due 01/15/2027 ~(d)(f)		6,567	5,098

Virgin Money U.K. PLC
11.000% due 12/08/2028 •(d)(e)	GBP	5,100	7,776

Voya Financial, Inc.
4.700% due 01/23/2048 •		$2,700	2,457

			449,434

INDUSTRIALS 2.1%

Enbridge, Inc.
7.375% due 03/15/2055 •		2,200	2,287
7.625% due 01/15/2083 •		2,100	2,249
8.500% due 01/15/2084 •		2,659	2,981

Enterprise Products Operating LLC
5.375% due 02/15/2078 •		4,800	4,598

South Jersey Industries, Inc.
5.020% due 04/15/2031		6,900	5,639

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Volkswagen International Finance NV
7.500% due 09/06/2028 •(d)	EUR	900	$1,078
7.875% due 09/06/2032 •(d)		900	1,129

			19,961

UTILITIES 7.3%

AES Andes SA
8.150% due 06/10/2055 •		$1,300	1,345

AES Corp.
7.600% due 01/15/2055 •		2,100	2,210

American Electric Power Co., Inc.
6.950% due 12/15/2054 •		2,300	2,453
7.050% due 12/15/2054 •		2,300	2,424

BP Capital Markets PLC
6.450% due 12/01/2033 •(d)		10,600	11,177

British Telecommunications PLC
4.250% due 11/23/2081 •		5,000	4,861

CenterPoint Energy, Inc.
6.850% due 02/15/2055 •		2,650	2,739
7.000% due 02/15/2055 •		1,750	1,822

Dominion Energy, Inc.
7.000% due 06/01/2054 •		4,300	4,706

Duke Energy Corp.
6.450% due 09/01/2054 •		1,400	1,457

Electricite de France SA
7.375% due 06/17/2035 •(d)	GBP	700	958
9.125% due 03/15/2033 •(d)		$9,500	10,837

Emera, Inc.
6.750% due 06/15/2076 •		2,300	2,322

NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/2054 •		9,000	9,463
6.750% due 06/15/2054 •(f)		8,700	9,410

PG&E Corp.
7.375% due 03/15/2055 •		3,400	3,575

			71,759

Total Corporate Bonds & Notes (Cost $512,029)			541,154

		SHARES
PREFERRED SECURITIES 39.6%

BANKING & FINANCE 35.5%

Aircastle Ltd.
5.250% due 06/15/2026 •(d)		4,600,000	4,572

Ally Financial, Inc.
4.700% due 05/15/2028 •(d)		5,200,000	4,249

American AgCredit Corp.
5.250% due 06/15/2026 •(d)		5,000,000	4,900

American Express Co.
3.550% due 09/15/2026 •(d)		6,550,000	6,230

Banco Santander SA
8.000% due 02/01/2034 •(d)(e)		10,200,000	10,849

Bank of America Corp.
4.375% due 01/27/2027 •(d)		2,400,000	2,336
5.875% due 03/15/2028 •(d)		33,810,000	34,288

Bank of New York Mellon Corp.
4.625% due 09/20/2026 •(d)		2,400,000	2,380

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(d)		2,000,000	1,850

CaixaBank SA
5.875% due 10/09/2027 •(d)(e)		4,400,000	4,928
8.250% due 03/13/2029 •(d)(e)		5,200,000	6,310

Capital One Financial Corp.
3.950% due 09/01/2026 •(d)		4,100,000	3,867

Charles Schwab Corp.
4.000% due 12/01/2030 •(d)		13,400,000	12,006
5.000% due 12/01/2027 •(d)(f)		3,775,000	3,619

Citigroup, Inc.
7.000% due 08/15/2034 •(d)		4,300,000	4,609
7.125% due 08/15/2029 •(d)		9,100,000	9,495
7.625% due 11/15/2028 •(d)		8,100,000	8,686

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	151

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(d)	2,265,000	$2,142

Compeer Financial ACA
4.875% due 08/15/2026 •(d)	5,000,000	4,850

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(d)	10,000,000	9,571

Discover Financial Services
5.500% due 10/30/2027 •(d)	2,600,000	2,496

Dresdner Funding Trust
8.151% due 06/30/2031	2,900,000	3,278

Farm Credit Bank
7.750% due 06/15/2029 •(d)	4,500,000	4,650

Farm Credit Bank of Texas
6.200% due 06/15/2028 •(d)	7,000,000	6,745

Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(d)	4,800,000	4,831
7.500% due 05/10/2029 •(d)	8,000,000	8,504
8.238% (TSFR3M + 3.136%) due 10/21/2024 ~(d)	6,500,000	6,507

HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(d)	3,513,000	4,976

JPMorgan Chase & Co.
4.200% due 09/01/2026 (d)	67,300	1,423
4.600% due 02/01/2025 •(d)(f)	15,800,000	15,729
4.625% due 06/01/2026 (d)	179,500	4,111
6.875% due 06/01/2029 •(d)	8,800,000	9,442

MetLife Capital Trust
7.875% due 12/15/2067	6,100,000	6,802

Morgan Stanley
4.875% due 01/15/2025 (d)	116,700	2,788
5.850% (US0003M + 3.491%) due 04/15/2027 ~(d)	302,306	7,530
5.875% due 09/15/2026 ~(d)	2,400,000	2,417
6.625% due 10/15/2029 (d)	272,000	7,300
8.368% (TSFR3M + 3.422%) due 12/15/2025 ~(d)	4,000,000	4,107

Nationwide Building Society
10.250% ~	47,604	8,428

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(d)	15,200,000	13,913
6.000% due 05/15/2027 •(d)	2,400,000	2,437
6.250% due 03/15/2030 •(d)	6,000,000	6,108

State Street Corp.
6.700% due 03/15/2029 •(d)	6,900,000	7,168

	SHARES	MARKET VALUE (000S)

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(d)	11,739,725	$14,908

SVB Financial Group
4.100% due 02/15/2031 ^(a)(d)	28,200,000	65
4.700% due 11/15/2031 ^(a)(d)	10,000,000	22

Synchrony Financial
8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(d)	335,600	8,598

Truist Financial Corp.
5.100% due 03/01/2030 •(d)(f)	5,500,000	5,426
8.310% (TSFR3M + 3.364%) due 12/15/2024 ~(d)	4,500,000	4,514

U.S. Bancorp
5.300% due 04/15/2027 •(d)	4,700,000	4,691

Wells Fargo & Co.
3.900% due 03/15/2026 •(d)	4,800,000	4,675
4.250% due 09/15/2026 (d)	134,600	2,728
4.750% due 03/15/2025 (d)	67,400	1,462
6.850% due 09/15/2029 •(d)	13,600,000	14,212
7.625% due 09/15/2028 •(d)	2,500,000	2,736

		347,464

INDUSTRIALS 0.8%

Energy Transfer LP
6.750% due 05/15/2025 •(d)	2,560,000	2,557

Venture Global LNG, Inc.
9.000% due 12/31/2099	4,900,000	4,970

		7,527

UTILITIES 3.3%

Edison International
5.000% due 12/15/2026 •(d)	8,200,000	8,037

Energy Transfer LP
7.125% due 05/15/2030 •(d)	12,000,000	12,295

SCE Trust
7.500% due 11/22/2028 (d)	168,700	4,562

Sempra Energy
4.875% due 10/15/2025 •(d)	7,700,000	7,642

		32,536

Total Preferred Securities (Cost $421,092)		387,527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

U.S. TREASURY BILLS 0.3%
5.126% due 10/03/2024 - 12/19/2024 (b)(c)(i)	$2,979	$2,970

Total Short-Term Instruments (Cost $2,970)		2,970

Total Investments in Securities (Cost $936,091)		931,651

	SHARES
INVESTMENTS IN AFFILIATES 6.1%

SHORT-TERM INSTRUMENTS 6.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%

PIMCO Short-Term Floating NAV Portfolio III	6,157,984	59,960

Total Short-Term Instruments (Cost $59,901)		59,960

Total Investments in Affiliates (Cost $59,901)		59,960

Total Investments 101.4% (Cost $995,992)		$991,611

Financial Derivative Instruments (g)(h) (0.1)% (Cost or Premiums, net $(4,211))		(834)

Other Assets and Liabilities, net (1.3)%		(13,246)

Net Assets 100.0%		$977,531

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

152	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	5.630%	08/08/2024	11/08/2024	$(1,813)	$(1,828)
	5.730	08/08/2024	11/08/2024	(16,922)	(17,068)
BPS	5.900	07/03/2024	10/03/2024	(4,741)	(4,811)
JPS	5.150	09/27/2024	11/25/2024	(13,212)	(13,220)

Total Reverse Repurchase Agreements					$(36,927)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(18,896)	$0	$(18,896)	$22,009	$3,113
BPS	0	(4,811)	0	(4,811)	5,097	286
JPS	0	(13,220)	0	(13,220)	14,392	1,172

Total Borrowings and Other Financing Transactions	$0	$(36,927)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(4,811)	$(32,116)	$0	$(36,927)

Total Borrowings	$0	$(4,811)	$(32,116)	$0	$(36,927)

Payable for reverse repurchase agreements					$(36,927)

(f)	Securities with an aggregate market value of $42,055 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(38,256) at a weighted average interest rate of 5.765%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	393	$81,839	$192	$0	$(147)
U.S. Treasury 10-Year Ultra December Futures	12/2024	83	9,819	(11)	0	(25)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	451	60,025	(179)	0	(352)
United Kingdom Long Gilt December Futures	12/2024	27	3,553	(23)	6	(7)

				$(21)	$6	$(531)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	153

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl December Futures	12/2024	266	$	(35,547)	$(347)	$0	$(65)
Euro-Bund 10-Year Bond December Futures	12/2024	89		(13,367)	(165)	0	(43)
Euro-Buxl 30-Year Bond December Futures	12/2024	58		(8,799)	(85)	0	(71)
Euro-Schatz December Futures	12/2024	51		(6,084)	(26)	0	(4)
U.S. Treasury 5-Year Note December Futures	12/2024	817		(89,774)	79	281	0
U.S. Treasury 10-Year Note December Futures	12/2024	89		(10,171)	32	40	0
U.S. Treasury 30-Year Bond December Futures	12/2024	98		(12,170)	133	68	0

					$(379)	$389	$(183)

Total Futures Contracts					$(400)	$395	$(714)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$	4,300	$294	$46	$340	$1	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		6,900	506	8	514	1	(1)

						$800	$54	$854	$2	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	6,500	$15	$37	$52	$0	$(6)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		14,200	500	(193)	307	0	(8)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		5,900	(94)	24	(70)	0	(2)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		3,600	(74)	121	47	0	(14)
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$	800	4	4	8	0	(1)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		16,700	(580)	147	(433)	41	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		20,000	(4,738)	(1,188)	(5,926)	0	(67)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	(44)	4	(40)	4	0

							$(5,011)	$(1,044)	$(6,055)	$45	$(98)

Total Swap Agreements							$(4,211)	$(990)	$(5,201)	$47	$(99)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$0	$427	$47	$474	$0	$(714)		$(99)	$(813)

Cash of $7,279 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin asset of $32 for closed futures is outstanding at period end.

154	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	EUR	1,215		$1,351	$0	$(1)
	10/2024	GBP	700		924	0	(12)
	10/2024		$539	EUR	483	0	(1)

BPS	10/2024	EUR	3,580		$3,960	0	(25)
	10/2024		$34,577	EUR	30,950	2	(128)
	11/2024	EUR	30,409		$34,022	126	0

BRC	10/2024	AUD	484		329	0	(5)
	10/2024	GBP	23,863		31,482	0	(422)

FAR	10/2024		$332	AUD	483	2	0
	10/2024		70,026	EUR	62,622	0	(318)
	11/2024	AUD	483		$332	0	(2)
	11/2024	EUR	62,622		70,122	318	0

GLM	10/2024		112,688		125,477	38	0

MBC	10/2024		5,668		6,268	0	(42)
	10/2024		$4,931	EUR	4,446	18	0
	10/2024		32,853	GBP	24,563	0	(14)
	11/2024	GBP	24,563		$32,852	13	0

RBC	10/2024		$51,036	EUR	45,756	0	(102)
	11/2024	EUR	45,756		$51,105	101	0

SCX	10/2024		21,106		23,452	0	(41)
	11/2024		3		3	0	0

Total Forward Foreign Currency Contracts						$618	$(1,113)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$0	$0	$0	$0	$(14)	$0	$0	$(14)	$(14)	$0	$(14)
BPS	128	0	0	128	(153)	0	0	(153)	(25)	0	(25)
BRC	0	0	0	0	(427)	0	0	(427)	(427)	393	(34)
FAR	320	0	0	320	(320)	0	0	(320)	0	0	0
GLM	38	0	0	38	0	0	0	0	38	301	339
MBC	31	0	0	31	(56)	0	0	(56)	(25)	0	(25)
RBC	101	0	0	101	(102)	0	0	(102)	(1)	0	(1)
SCX	0	0	0	0	(41)	0	0	(41)	(41)	0	(41)

Total Over the Counter	$618	$0	$0	$618	$(1,113)	$0	$0	$(1,113)

(i)

Securities with an aggregate market value of $694 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	155

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$32	$0	$0	$0	$395	$427
Swap Agreements	0	2	0	0	45	47

	$32	$2	$0	$0	$440	$474

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$618	$0	$618

	$32	$2	$0	$618	$440	$1,092

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$714	$714
Swap Agreements	0	1	0	0	98	99

	$0	$1	$0	$0	$812	$813

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,113	$0	$1,113

	$0	$1	$0	$1,113	$812	$1,926

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,132	$2,132
Swap Agreements	0	125	0	0	(736)	(611)

	$0	$125	$0	$0	$1,396	$1,521

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,056)	$0	$(3,056)

	$0	$125	$0	$(3,056)	$1,396	$(1,535)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(965)	$(965)
Swap Agreements	0	54	0	0	1,381	1,435

	$0	$54	$0	$0	$416	$470

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,539)	$0	$(1,539)

	$0	$54	$0	$(1,539)	$416	$(1,069)

156	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$449,134	$300	$449,434
Industrials	0	19,961	0	19,961
Utilities	0	71,759	0	71,759
Preferred Securities
Banking & Finance	35,940	311,524	0	347,464
Industrials	0	7,527	0	7,527
Utilities	4,562	27,974	0	32,536
Short-Term Instruments
U.S. Treasury Bills	0	2,970	0	2,970

	$40,502	$890,849	$300	$931,651

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$59,960	$0	$0	$59,960

Total Investments	$100,462	$890,849	$300	$991,611

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$6	$436	$0	$442
Over the counter	0	618	0	618

	$6	$1,054	$0	$1,060

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(190)	(623)	0	(813)
Over the counter	0	(1,113)	0	(1,113)

	$(190)	$(1,736)	$0	$(1,926)

Total Financial Derivative Instruments	$(184)	$(682)	$0	$(866)

Totals	$100,278	$890,167	$300	$990,745

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	157

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C, Class C-2 and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

PIMCO Preferred and Capital Securities Fund has established a Cayman Islands exempted company, the “Subsidiary”, which is wholly-owned and controlled by the Fund. PIMCO also serves as the investment adviser for the Subsidiary. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate

158	PIMCO CREDIT BOND FUNDS

September 30, 2024	(Unaudited)

in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Diversified Income Fund	Daily	Monthly

PIMCO ESG Income Fund	Daily	Monthly

PIMCO High Yield Fund	Daily	Monthly

PIMCO High Yield Spectrum Fund	Daily	Monthly

PIMCO Long-Term Credit Bond Fund	Daily	Monthly

PIMCO Low Duration Credit Fund	Daily	Monthly

PIMCO Low Duration Income Fund	Daily	Monthly

PIMCO Credit Opportunities Bond Fund	Quarterly	Quarterly

PIMCO Preferred and Capital Securities Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	159

Notes to Financial Statements	(Cont.)

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that

160	PIMCO CREDIT BOND FUNDS

September 30, 2024	(Unaudited)

day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	161

Notes to Financial Statements	(Cont.)

other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options

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on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of

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Notes to Financial Statements	(Cont.)

the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Credit Opportunities Fund, PIMCO Diversified Income Fund and PIMCO High

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Yield Fund may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Diversified Income Fund	$27,628	$0	$(27,628)	$(658)	$658	$0	$33	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Credit Opportunities Bond Fund	$8,817	$21,330	$(30,100)	$1	$1	$49	$36	$0

PIMCO Diversified Income Fund	271,316	522,741	(570,601)	195	15	223,666	6,674	0

PIMCO High Yield Fund	26,841	840,725	(622,820)	99	112	244,957	2,312	0

PIMCO High Yield Spectrum Fund	5,465	21,527	(25,300)	1	1	1,694	30	0

PIMCO Long-Term Credit Bond Fund	52,566	3,531,847	(3,548,500)	(8)	5	35,910	2,180	0

PIMCO Low Duration Credit Fund	6,660	48,208	(47,300)	3	0	7,571	110	0

PIMCO Low Duration Income Fund	219,736	2,002,625	(1,983,200)	471	289	239,921	18,542	0

PIMCO Preferred and Capital Securities Fund	51,567	357,230	(348,900)	27	36	59,960	1,542	0

Investments in PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Credit Opportunities Bond Fund	$8,445	$9,962	$0	$0	$8	$18,415	$420	$0

PIMCO High Yield Fund	57,508	67,740	(1)	0	66	125,313	3,178	0

Investments in PIMCO Preferred And Capital Securities Active ETF

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO High Yield Fund	$0	$18,482	$0	$0	$884	$19,366	$279	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

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Notes to Financial Statements	(Cont.)

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Portfolios would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolios bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial

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mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in

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Notes to Financial Statements	(Cont.)

the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater

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than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit The PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund and PIMCO Low Duration Credit Fund entered into a senior unsecured revolving credit agreement with State Street Bank & Trust Company to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Funds pay financing charges based on a combination of an overnight bank funding rate based on variable rate plus a credit spread. The Funds also pay a fee of 0.25% per annum on the unused commitment amounts. As of September 30, 2024, if applicable any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Interest and commitment and upfront fees, if any, paid by the Funds are disclosed as part of the interest expense on the Statements of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Funds	Maximum Available Commitment*	Commitment and Upfront Fees

PIMCO High Yield Fund	$243,000,000	$346,286

PIMCO High Yield Spectrum Fund	$10,000,000	$13,058

PIMCO Low Duration Credit Fund	$7,000,000	$9,975

*

Maximum available commitment prior to renewal on August 27, 2024, for PIMCO High Yield Fund, PIMCO High Yield Spectrum Bond Fund and PIMCO Low Duration Credit Fund was $243,000,000, $10,000,000 and $7,000,000, respectively.

(b) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(c) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest

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Notes to Financial Statements	(Cont.)

income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(e) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(f) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during

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the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts ("Commodity Option"). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

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Notes to Financial Statements	(Cont.)

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to

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perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either

(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on

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Notes to Financial Statements	(Cont.)

indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap’’, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor’’, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund	PIMCO Preferred and Capital Securities Fund

Interest Rate	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X

“Covenant-lite” Obligations	—	—	—	—	—	—	X	—	—

Credit	X	X	X	X	X	X	X	X	X

Capital Securities	—	—	—	—	—	—	—	—	X

Preferred Securities	—	—	—	—	—	—	—	—	X

Concentration in Banking Industries	—	—	—	—	—	—	—	—	X

Contingent Convertible Securities	—	—	X	—	—	—	—	X	X

High Yield	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	—	X	—	X	—

Collateralized Loan Obligations	—	X	—	—	—	—	—	X	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X

Senior Loan	X	—	—	—	—	—	X	—	—

Emerging Markets	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	—	X	X

Leveraging	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X

Subsidiary	—	—	—	—	—	—	—	—	X

Regulation S Securities	—	—	—	—	—	—	—	—	X

Short Exposure	X	X	X	X	X	X	X	X	X

Environmental, Social and Governance	—	—	X	—	—	—	—	—	—

Convertible Securities	X	—	—	—	—	—	—	—	—

Distribution Rate	—	—	X	—	—	—	—	X	—

LIBOR Transition	X	X	X	X	—	X	X	X	X

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

“Covenant-lite” Obligations Risk is the risk that covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

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Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Capital Securities Risk is the risk that the value of securities, which may be in the form of debt, equity or a hybrid thereof, issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, the Fund will be more susceptible to these risks than a fund that does not invest in capital securities to the same extent as the Fund.

Preferred Securities Risk is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

Concentration in Banking Industries Risk is the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount (including potentially zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline

176	PIMCO CREDIT BOND FUNDS

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due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Senior Loan Risk is the risk that investing in senior loans, including bank loans, exposes a Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Fund may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent a Fund invests in senior loans that are covenant-lite obligations, a Fund may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk is the risk that, by investing in a Fund’s subsidiary, a Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Regulation S Securities Risk is the risk that Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements

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Notes to Financial Statements	(Cont.)

that would be applicable if they were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Investing Risk is the risk that, because a Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, a Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Environmental, Social and Governance Investing Risk is the risk that, because a Fund’s ESG strategy may select or exclude securities of certain issuers for reasons in addition to performance, a Fund’s performance will differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred

178	PIMCO CREDIT BOND FUNDS

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directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement,

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Notes to Financial Statements	(Cont.)

collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A		Class C	Class R	Class C-2
PIMCO Credit Opportunities Bond Fund	0.30%	0.30%	0.40%	0.50%	(2)*	N/A	0.45%		0.45%	N/A	N/A
PIMCO Diversified Income Fund	0.45%	0.30%	0.40%	0.50%	(2)	0.30%	0.45%		0.45%	N/A	N/A
PIMCO ESG Income Fund	0.25%	0.25%	0.35%	0.45%	(2)	N/A	0.40%		0.40%	N/A	N/A
PIMCO High Yield Fund	0.25%	0.30%	0.40%	0.50%	(2)	0.30%	0.40%		0.40%	0.40%	N/A
PIMCO High Yield Spectrum Fund	0.30%	0.30%	0.40%	0.50%	(2)	N/A	0.40%		0.40%	N/A	N/A
PIMCO Long-Term Credit Bond Fund	0.30%	0.25%	0.35%	N/A		N/A	0.40%	*	N/A	N/A	N/A
PIMCO Low Duration Credit Fund	0.40%	0.30%	0.40%	N/A		N/A	0.35%		0.35%	N/A	N/A
PIMCO Low Duration Income Fund	0.30%	0.20%	0.30%	0.40%	(2)	N/A	0.35%		0.35%	N/A	0.35%
PIMCO Preferred and Capital Securities Fund(1)	0.44%	0.35%	0.45%	0.55%	(2)	N/A	0.45%		0.45%	N/A	N/A

(1)

PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Capital Securities Fund (Cayman) Ltd. (the “Subsidiary”) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(2)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C, Class C-2 and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C, Class C-2 and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Low Duration Income Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.30%), 0.50% for Class C-2 shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C, Class C-2 and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C, Class C-2 and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Low Duration Income Fund	0.30%	0.25%

All Other Funds	0.75%	0.25%
Class C-2

PIMCO Low Duration Income Fund	0.50%	0.25%
Class R

PIMCO High Yield Fund	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2024, the Distributor retained $1,463,834 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	181

Notes to Financial Statements	(Cont.)

custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of September 30, 2024, were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO ESG Income Fund	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Diversified Income Fund	$6

PIMCO ESG Income Fund	2

PIMCO High Yield Fund	2

PIMCO High Yield Spectrum Fund	0

PIMCO Low Duration Income Fund	27

PIMCO Preferred and Capital Securities Fund	9

†	A zero balance may reflect actual amounts rounding to less than one thousand.

182	PIMCO CREDIT BOND FUNDS

September 30, 2024	(Unaudited)

(g) Acquired Fund Fees and Expenses PIMCO Capital Securities Fund (Cayman) Ltd. (the “Subsidiary”), has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2024, the amount was $489,299. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

PIMCO has contractually agreed, through July 31, 2025, for the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund and PIMCO High Yield Fund to waive their Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees of Underlying Funds indirectly incurred by the Fund’s investments in series of PIMCO ETF Trust and PIMCO Equity Series. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2024, the amount waived and/or reimbursed was $358,476.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Credit Opportunities Bond Fund	$562,018	$548,397	$143,562	$107,366

PIMCO Diversified Income Fund	5,239,136	5,516,647	332,537	618,260

PIMCO ESG Income Fund	256,237	236,653	22,252	3,847

PIMCO High Yield Fund	0	0	2,363,623	3,029,968

PIMCO High Yield Spectrum Fund	24,263	32,264	94,626	71,082

PIMCO Long-Term Credit Bond Fund	4,236,356	4,268,939	422,169	370,517

PIMCO Low Duration Credit Fund	0	0	54,989	44,102

PIMCO Low Duration Income Fund	49,790,963	49,647,339	1,942,534	662,668

PIMCO Preferred and Capital Securities Fund	4,500	0	332,921	293,511

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	183

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Credit Opportunities Bond Fund				PIMCO Diversified Income Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,118	$39,415	8,973	$83,997	13,416	$129,112	53,066	$489,994

I-2	3,597	34,377	8,449	78,700	1,775	16,989	4,237	39,305

I-3	N/A	N/A	N/A	N/A	475	4,548	1,043	9,641

Administrative Class	N/A	N/A	N/A	N/A	96	925	1,173	10,743

Class A	659	6,295	971	9,118	768	7,372	3,440	31,616

Class C	113	1,060	70	639	149	1,434	610	5,666

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	473	4,533	809	7,585	7,235	69,342	14,960	138,456

I-2	354	3,372	592	5,522	269	2,582	522	4,834

I-3	N/A	N/A	N/A	N/A	68	650	116	1,076

Administrative Class	N/A	N/A	N/A	N/A	42	401	67	622

Class A	60	574	105	989	393	3,773	865	8,006

Class C	6	52	9	80	51	492	105	968

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(2,917)	(27,971)	(6,671)	(62,422)	(65,969)	(632,561)	(94,830)	(871,204)

I-2	(3,106)	(29,543)	(6,333)	(58,949)	(2,673)	(25,661)	(5,445)	(50,350)

I-3	N/A	N/A	N/A	N/A	(404)	(3,883)	(1,773)	(16,331)

Administrative Class	N/A	N/A	N/A	N/A	(200)	(1,916)	(565)	(5,271)

Class A	(860)	(8,274)	(810)	(7,606)	(2,048)	(19,646)	(8,166)	(75,644)

Class C	(32)	(296)	(109)	(997)	(431)	(4,122)	(1,222)	(11,267)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	2,465	$23,594	6,055	$56,656	(46,988)	$(450,169)	(31,797)	$(289,140)

184	PIMCO CREDIT BOND FUNDS

September 30, 2024	(Unaudited)

PIMCO ESG Income Fund				PIMCO High Yield Fund				PIMCO High Yield Spectrum Fund

Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

5,202	$48,333	10,872	$99,512	87,285	$697,757	385,679	$2,975,677	15,672	$145,146	13,481	$117,267

800	7,461	1,077	9,806	3,524	28,076	11,880	91,938	1,050	9,492	3,475	30,502

256	2,383	298	2,725	201	1,615	2,099	16,102	11	96	131	1,137

N/A	N/A	N/A	N/A	2,079	16,609	7,149	55,113	N/A	N/A	N/A	N/A

59	551	167	1,524	4,859	38,620	8,848	68,640	290	2,645	1,299	11,337

20	185	13	119	125	1,001	351	2,699	56	520	203	1,765

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	722	5,764	1,440	11,179	N/A	N/A	N/A	N/A

695	6,466	981	8,991	24,465	195,436	47,243	366,228	453	4,126	665	5,823

70	652	85	781	1,105	8,829	2,473	19,126	481	4,371	885	7,735

17	160	20	179	33	263	88	682	2	18	37	316

N/A	N/A	N/A	N/A	1,048	8,366	2,246	17,391	N/A	N/A	N/A	N/A

6	60	10	91	1,548	12,362	3,143	24,342	139	1,266	266	2,325

1	5	0	4	41	326	89	693	13	119	24	213

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	124	991	219	1,700	N/A	N/A	N/A	N/A

(2,276)	(21,172)	(11,302)	(102,442)	(148,166)	(1,176,445)	(343,055)	(2,637,570)	(2,182)	(19,841)	(8,351)	(71,982)

(254)	(2,372)	(799)	(7,336)	(7,130)	(56,694)	(26,300)	(201,697)	(14,272)	(132,399)	(2,995)	(25,995)

(77)	(720)	(248)	(2,290)	(115)	(916)	(2,285)	(17,395)	(31)	(271)	(1,455)	(12,471)

N/A	N/A	N/A	N/A	(5,689)	(45,522)	(12,561)	(97,396)	N/A	N/A	N/A	N/A

(71)	(660)	(186)	(1,671)	(11,908)	(95,390)	(19,080)	(147,492)	(630)	(5,704)	(1,288)	(11,201)

(17)	(156)	(3)	(28)	(403)	(3,212)	(817)	(6,300)	(38)	(344)	(197)	(1,719)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	(631)	(5,043)	(1,494)	(11,541)	N/A	N/A	N/A	N/A

4,431	$41,176	985	$9,965	(46,883)	$(367,207)	67,355	$532,119	1,014	$9,240	6,180	$55,052

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	185

Notes to Financial Statements	(Cont.)

	PIMCO Long-Term Credit Bond Fund				PIMCO Low Duration Credit Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	62,580	$560,077	143,516	$1,263,820	1,865	$16,932	5,359	$46,610

I-2	13,703	125,187	19,824	172,631	165	1,489	146	1,291

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	597	5,385	740	6,525

Class C	N/A	N/A	N/A	N/A	38	347	66	581

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	8,824	78,551	15,410	134,913	401	3,624	700	6,161

I-2	527	4,701	795	6,942	27	245	58	509

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	161	1,456	329	2,893

Class C	N/A	N/A	N/A	N/A	16	142	37	324

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(64,004)	(570,678)	(130,563)	(1,145,388)	(1,685)	(15,245)	(6,338)	(55,325)

I-2	(11,496)	(105,613)	(9,786)	(85,857)	(119)	(1,071)	(441)	(3,866)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	(800)	(7,216)	(2,456)	(21,455)

Class C	N/A	N/A	N/A	N/A	(118)	(1,063)	(282)	(2,471)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	10,134	$92,225	39,196	$347,061	548	$5,025	(2,082)	$(18,223)

186	PIMCO CREDIT BOND FUNDS

September 30, 2024	(Unaudited)

PIMCO Low Duration Income Fund				PIMCO Preferred and Capital Securities Fund

Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

135,889	$1,092,952	280,432	$2,198,013	21,894	$200,838	46,510	$396,370

127,533	1,025,861	260,029	2,038,095	1,844	16,913	4,484	38,257

5,500	44,215	7,957	62,279	1,721	15,788	3,056	26,568

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

73,410	592,338	100,697	790,644	2,468	22,640	4,648	39,758

4,136	33,316	6,776	53,165	74	663	256	2,147

461	3,727	637	4,978	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

11,040	88,904	16,816	132,027	1,456	13,404	3,419	29,494

13,326	107,294	23,064	181,010	378	3,466	883	7,585

354	2,848	548	4,304	113	1,030	150	1,292

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

4,874	39,246	8,191	64,292	308	2,815	800	6,857

498	4,007	868	6,809	30	277	73	620

28	224	44	346	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(101,669)	(818,036)	(231,415)	(1,812,827)	(15,831)	(143,879)	(71,111)	(608,380)

(106,521)	(856,552)	(318,622)	(2,494,438)	(3,032)	(27,650)	(10,598)	(90,347)

(3,493)	(28,074)	(8,754)	(68,529)	(1,271)	(11,466)	(3,409)	(28,694)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(49,162)	(395,957)	(101,101)	(792,846)	(4,072)	(36,989)	(9,312)	(79,854)

(3,422)	(27,520)	(8,431)	(66,101)	(348)	(3,149)	(670)	(5,679)

(141)	(1,129)	(549)	(4,299)	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

112,641	$907,664	37,187	$296,922	5,732	$54,701	(30,821)	$(264,006)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Credit Opportunities Bond Fund	3	0	59%	0%

PIMCO Diversified Income Fund	1	0	29%	0%

PIMCO ESG Income Fund	2	0	67%	0%

PIMCO High Yield Fund	2	0	46%	0%

PIMCO High Yield Spectrum Fund	3	0	61%	0%

PIMCO Long-Term Credit Bond Fund	1	0	28%	0%

PIMCO Low Duration Credit Fund	2	0	53%	0%

PIMCO Low Duration Income Fund	1	0	22%	0%

PIMCO Preferred and Capital Securities Fund	2	0	40%	0%

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on February 4, 2015, as a wholly-owned subsidiary acting as an investment vehicle for the PIMCO Preferred and Capital Securities Fund (the “PCS Fund”) in order to effect certain investments for the PCS Fund consistent with the PCS Fund’s investment objectives and

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	187

Notes to Financial Statements	(Cont.)	September 30, 2024	(Unaudited)

policies as specified in its prospectus and statement of additional information. The PCS Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PCS Fund and the Subsidiary. The consolidated financial statements include the accounts of the PCS Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PCS Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the PCS Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 16.5% of the PCS Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Credit Opportunities Bond Fund	$34,146	$31,246

PIMCO Diversified Income Fund	106,654	223,910

PIMCO ESG Income Fund	2,369	4,250

PIMCO High Yield Fund	69,212	537,526

PIMCO High Yield Spectrum Fund*	6,805	60,484

PIMCO Long-Term Credit Bond Fund	180,494	190,281

PIMCO Low Duration Credit Fund*	10,420	80,954

PIMCO Low Duration Income Fund	579,262	347,061

PIMCO Preferred and Capital Securities Fund	94,811	186,161

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Credit Opportunities Bond Fund	$475,502	$19,378	$(14,642)	$4,736

PIMCO Diversified Income Fund	3,552,670	81,994	(250,882)	(168,888)

PIMCO ESG Income Fund	333,430	10,792	(17,710)	(6,918)

PIMCO High Yield Fund	8,434,044	188,634	(123,351)	65,283

PIMCO High Yield Spectrum Fund	364,451	13,627	(12,391)	1,236

PIMCO Long-Term Credit Bond Fund	4,806,737	110,696	(396,147)	(285,451)

PIMCO Low Duration Credit Fund	159,723	3,364	(612)	2,752

PIMCO Low Duration Income Fund	16,378,687	760,184	(778,188)	(18,004)

PIMCO Preferred and Capital Securities Fund	991,781	54,445	(60,711)	(6,266)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

188	PIMCO CREDIT BOND FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.

BNY	Bank of New York Mellon	GRE	NatWest Markets Securities, Inc.	NXN	Natixis New York

BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC

BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SBI	Citigroup Global Markets Ltd.

BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.

DEU	Deutsche Bank Securities, Inc.	MSR	Morgan Stanley & Co LLC FICC Repo	STR	State Street FICC Repo

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

EUR	Euro	MXN	Mexican Peso	TWD	Taiwanese Dollar

GBP	British Pound	NOK	Norwegian Krone	USD (or $)	United States Dollar

HKD	Hong Kong Dollar	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR006M	6 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	TSFR6M	Term SOFR 6-Month

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index

CMBX	Commercial Mortgage-Backed Index	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

EUR001M	1 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.

Other Abbreviations:

ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

BABs	Build America Bonds	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBD%	Interest rate to be determined when loan settles or at the time of funding

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CBO	Collateralized Bond Obligation

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	189

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In

190	PIMCO CREDIT BOND FUNDS

(Unaudited)

connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end

192	PIMCO CREDIT BOND FUNDS

(Unaudited)

and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the

194	PIMCO CREDIT BOND FUNDS

(Unaudited)

authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	195

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the PIMCO Low Duration Income Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Low Duration Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0325	$0.0000	$0.0000	$0.0325

May 2024	$0.0325	$0.0000	$0.0000	$0.0325

June 2024	$0.0380	$0.0000	$0.0000	$0.0380

July 2024	$0.0380	$0.0000	$0.0000	$0.0380

August 2024	$0.0380	$0.0000	$0.0000	$0.0380

September 2024	$0.0380	$0.0000	$0.0000	$0.0380

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0318	$0.0000	$0.0000	$0.0318

May 2024	$0.0318	$0.0000	$0.0000	$0.0318

June 2024	$0.0373	$0.0000	$0.0000	$0.0373

July 2024	$0.0373	$0.0000	$0.0000	$0.0373

August 2024	$0.0373	$0.0000	$0.0000	$0.0373

September 2024	$0.0373	$0.0000	$0.0000	$0.0373

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0315	$0.0000	$0.0000	$0.0315

May 2024	$0.0315	$0.0000	$0.0000	$0.0315

June 2024	$0.0370	$0.0000	$0.0000	$0.0370

July 2024	$0.0370	$0.0000	$0.0000	$0.0370

August 2024	$0.0370	$0.0000	$0.0000	$0.0370

September 2024	$0.0370	$0.0000	$0.0000	$0.0370

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0298	$0.0000	$0.0000	$0.0298

May 2024	$0.0298	$0.0000	$0.0000	$0.0298

June 2024	$0.0353	$0.0000	$0.0000	$0.0353

July 2024	$0.0353	$0.0000	$0.0000	$0.0353

August 2024	$0.0353	$0.0000	$0.0000	$0.0353

September 2024	$0.0353	$0.0000	$0.0000	$0.0353

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0278	$0.0000	$0.0000	$0.0278

May 2024	$0.0279	$0.0000	$0.0000	$0.0279

June 2024	$0.0333	$0.0000	$0.0000	$0.0333

July 2024	$0.0333	$0.0000	$0.0000	$0.0333

August 2024	$0.0333	$0.0000	$0.0000	$0.0333

September 2024	$0.0333	$0.0000	$0.0000	$0.0333

196	PIMCO CREDIT BOND FUNDS

(Unaudited)

C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0265	$0.0000	$0.0000	$0.0265

May 2024	$0.0265	$0.0000	$0.0000	$0.0265

June 2024	$0.0320	$0.0000	$0.0000	$0.0320

July 2024	$0.0320	$0.0000	$0.0000	$0.0320

August 2024	$0.0320	$0.0000	$0.0000	$0.0320

September 2024	$0.0319	$0.0000	$0.0000	$0.0319

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	197

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSCRBONDFSTMSAR_093024

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)  Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)  Not applicable to the Registrant.

(a)(3)  Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)  Not applicable to the Registrant.

(a)(5)  There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)    Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	December 3, 2024

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	December 3, 2024